UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1 and 6, the companion submission will be identical in all material respects to this initial filing.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

»	PIMCO Funds—Asset Allocation Funds
»	PIMCO Funds—Bond Funds
»	PIMCO Funds—Credit Bond Funds
»	PIMCO Funds—Fundamental Index Funds
»	PIMCO Funds—International Bond Funds
»	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
»	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
»	PIMCO Funds—PIMCO Income Fund
»	PIMCO Funds—PIMCO Low Duration Fund
»	PIMCO Funds—PIMCO Real Return Fund

To be filed under the immediately following companion submission of Form N-CSR:

»	PIMCO Funds—PIMCO Total Return Fund
»	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
»	PIMCO Funds—Real Return Strategy Funds
»	PIMCO Funds—Short Duration Strategy Funds
»	PIMCO Funds—StocksPLUS® Funds
»	PIMCO Funds—Tax-Efficient Strategy Funds
»	PIMCO Funds—PIMCO Short-Term Fund
»	PIMCO Funds—Private Account Portfolio Series
»	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
»	PIMCO Funds—PIMCO Unconstrained Bond Fund
»	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
»	PIMCO Funds—PIMCO High Yield Fund
»	PIMCO Funds—PIMCO Emerging Local Bond Fund

PIMCO Funds

Semiannual

Report

September 30, 2017

Asset Allocation Funds

PIMCO Multi-Strategy Alternative Fund

PIMCO REALPATH® 2020 Fund

PIMCO REALPATH® 2025 Fund

PIMCO REALPATH® 2030 Fund

PIMCO REALPATH® 2035 Fund

PIMCO REALPATH® 2040 Fund

PIMCO REALPATH® 2045 Fund

PIMCO REALPATH® 2050 Fund

PIMCO REALPATH® 2055 Fund

PIMCO REALPATH® Income Fund

PIMCO Global Multi-Asset Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		18
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		34
Consolidated Statement of Assets and Liabilities		38
Statements of Operations		40
Consolidated Statement of Operations		42
Statements of Changes in Net Assets		43
Consolidated Statements of Changes in Net Assets		46
Consolidated Statement of Cash Flows		47
Notes to Financial Statements		116
Glossary		148
Approval of Investment Advisory Contract and Other Agreements		149

Fund	Fund Summary	Schedule of Investments

PIMCO Multi-Strategy Alternative Fund	7	48
PIMCO REALPATH® 2020 Fund	8	57
PIMCO REALPATH® 2025 Fund	9	62
PIMCO REALPATH® 2030 Fund	10	67
PIMCO REALPATH® 2035 Fund	11	72
PIMCO REALPATH® 2040 Fund	12	77
PIMCO REALPATH® 2045 Fund	13	81
PIMCO REALPATH® 2050 Fund	14	86
PIMCO REALPATH® 2055 Fund	15	91
PIMCO REALPATH® Income Fund	16	95
PIMCO Global Multi-Asset Fund(1)	17	99

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎	U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎	Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎	Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

2	PIMCO ASSET ALLOCATION FUNDS

∎	The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎	Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎	EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎	Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Multi-Strategy Alternative Fund, PIMCO REALPATH® 2020 Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2030 Fund, PIMCO REALPATH® 2035 Fund, PIMCO REALPATH® 2040 Fund, PIMCO REALPATH® 2045 Fund, PIMCO REALPATH® 2050 Fund, PIMCO REALPATH® 2055 Fund, PIMCO REALPATH® Income Fund, and PIMCO Global Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

The PIMCO Multi-Strategy Alternative Fund may invest its respective assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any funds of the PIMCO ETF Trust, an affiliated investment company. The PIMCO REALPATH® Funds and the PIMCO Global Multi-Asset Fund may invest their respective assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds. These underlying investments are referred to as “Underlying PIMCO Funds.”

The PIMCO Multi-Strategy Alternative Fund may also invest its respective assets in other affiliated and unaffiliated funds. The PIMCO REALPATH® Funds and the PIMCO Global Multi-Asset Fund also may invest their respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. These underlying investments, together with the Underlying PIMCO Funds, are referred to as “Acquired Funds.” The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.

Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, volatility risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, privately issued mortgage-related securities risk, extension risk, prepayment risk, foreign (non-U.S.) investment risk, real estate risk, senior loan risk, emerging markets risk, sovereign debt risk, currency risk, smaller company risk, leveraging risk, small-cap and mid-cap company risk, tax risk, subsidiary risk, management risk, short exposure risk, value investing risk, cash holdings risk, arbitrage risk, convertible securities risk and exchange-traded fund risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for

4	PIMCO ASSET ALLOCATION FUNDS

the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The PIMCO REALPATH® Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO REALPATH® Fund’s name.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Multi-Strategy Alternative Fund	12/30/14	12/30/14	12/30/14	—	12/30/14	12/30/14	—	—	Diversified
PIMCO REALPATH® 2020 Fund	03/31/08	03/31/08	—	06/30/08	—	03/31/08	—	—	Diversified
PIMCO REALPATH® 2025 Fund	06/30/11	06/30/11	—	06/30/11	—	06/30/11	—	—	Diversified
PIMCO REALPATH® 2030 Fund	03/31/08	03/31/08	—	06/30/08	—	03/31/08	—	—	Diversified
PIMCO REALPATH® 2035 Fund	06/30/11	06/30/11	—	06/30/11	—	06/30/11	—	—	Diversified
PIMCO REALPATH® 2040 Fund	03/31/08	03/31/08	—	06/30/08	—	03/31/08	—	—	Diversified
PIMCO REALPATH® 2045 Fund	02/29/12	02/29/12	—	02/29/12	—	02/29/12	—	—	Diversified
PIMCO REALPATH® 2050 Fund	03/31/08	03/31/08	—	06/30/08	—	03/31/08	—	—	Diversified
PIMCO REALPATH® 2055 Fund	12/31/14	12/31/14	—	12/31/14	—	12/31/14	—	—	Diversified
PIMCO REALPATH® Income Fund	03/31/08	03/31/08	—	06/30/08	—	03/31/08	—	—	Diversified
PIMCO Global Multi-Asset Fund	10/29/08	10/29/08	10/29/08	—	10/29/08	10/29/08	10/29/08	10/29/08	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO ASSET ALLOCATION FUNDS

PIMCO Multi-Strategy Alternative Fund

Institutional Class - PXAIX	Class D - PXADX
Class P - PXAPX	Class A - PXAAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO RAE Worldwide Long/Short PLUS Fund	20.5%
PIMCO EqS® Long/Short Fund	17.6%
PIMCO TRENDS Managed Futures Strategy Fund	17.4%
PIMCO Credit Absolute Return Fund	5.1%
PIMCO Unconstrained Bond Fund	5.1%
PIMCO Mortgage Opportunities Fund	5.1%
PIMCO RealEstateRealReturn Strategy Fund	5.1%
U.S. Treasury Notes	2.3%
PIMCO CommoditiesPLUS® Strategy Fund	1.2%
U.S. Treasury Bonds	0.7%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/30/14)
PIMCO Multi-Strategy Alternative Fund Institutional Class	0.92%	3.67%	1.90%
PIMCO Multi-Strategy Alternative Fund Class P	0.81%	3.51%	1.82%
PIMCO Multi-Strategy Alternative Fund Class D	0.72%	3.27%	1.49%
PIMCO Multi-Strategy Alternative Fund Class A	0.71%	3.20%	1.55%
PIMCO Multi-Strategy Alternative Fund Class A (adjusted)	(3.02)%	(0.67)%	0.15%
3 Month USD LIBOR Index	0.61%	1.07%	0.66%
Lipper Alternative Multi-Strategy Funds Average	1.28%	2.89%	1.22%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 12/31/2014.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.99% for Institutional Class shares, 2.09% for Class P shares, 2.39% for Class D shares, and 2.39% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Multi-Strategy Alternative Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in multiple alternative strategies, which may be represented by a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Allocations to credit relative value and mortgage relative value strategies, achieved primarily through investments in PIMCO Credit Absolute Return Fund and PIMCO Mortgage Opportunities Fund, contributed to performance, as these Underlying PIMCO Funds had positive performance.

»	Allocations to global absolute return fixed income, achieved primarily through investments in PIMCO Unconstrained Bond Fund and the absolute return fixed income collateral of PIMCO RAE Worldwide Long/Short PLUS Fund, contributed to performance, as these Underlying PIMCO Funds had positive performance.

»	Allocations to equity long/short strategies, achieved primarily through investments in PIMCO EqS Long/Short Fund and the equity exposures of PIMCO RAE Worldwide Long/Short PLUS Fund, contributed to performance, as these Underlying PIMCO Funds had positive performance.

»	Allocations to opportunistic strategies, primarily through investments in the RealEstateRealReturn Strategy Fund and PIMCO CommoditiesPLUS® Strategy Fund, contributed to performance, as these Underlying PIMCO Funds had positive performance.

»	Allocations to equity market-neutral strategies, via total return swaps that replicate index exposure, detracted from performance, as the RAE Worldwide Fundamental Advantage Index had negative performance and the RAE Fundamental US Large Index underperformed the S&P 500 Index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO REALPATH® 2020 Fund

Institutional Class - PRWIX	Class A - PTYAX
Administrative Class - PFNAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	24.5%
PIMCO Income Fund	11.7%
PIMCO Real Return Fund	7.2%
PIMCO Total Return Fund	7.2%
PIMCO Real Return Asset Fund	6.6%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4.5%
PIMCO High Yield Fund	4.5%
PIMCO Long-Term Credit Fund	3.2%
PIMCO Long Duration Total Return Fund	3.2%
PIMCO RealEstateRealReturn Strategy Fund	2.9%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2020 Fund Institutional Class	5.48%	8.41%	4.12%	4.31%
PIMCO REALPATH® 2020 Fund Administrative Class	5.36%	8.08%	3.85%	4.06%
PIMCO REALPATH® 2020 Fund Class A	5.22%	7.90%	3.63%	3.76%
PIMCO REALPATH® 2020 Fund Class A (adjusted)	(0.57)%	2.02%	2.46%	3.15%
S&P Target Date 2020 Index	5.43%	9.86%	7.64%	5.83%
Lipper Mixed-Asset Target 2020 Funds Average	5.06%	8.32%	5.92%	4.87%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.12% for Institutional Class shares, 1.37% for Administrative Class shares, and 1.57% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. high yield credit contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

8	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2025 Fund

Institutional Class - PENTX	Class A - PENZX
Administrative Class - PENMX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	29.1%
PIMCO Income Fund	9.3%
PIMCO Real Return Asset Fund	7.5%
PIMCO Total Return Fund	5.1%
PIMCO High Yield Fund	4.1%
PIMCO Long-Term Credit Fund	3.8%
PIMCO Long Duration Total Return Fund	3.8%
PIMCO Real Return Fund	3.6%
PIMCO RealEstateRealReturn Strategy Fund	3.4%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2.3%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (06/30/11)
PIMCO REALPATH® 2025 Fund Institutional Class	6.10%	9.58%	4.72%	4.74%
PIMCO REALPATH® 2025 Fund Administrative Class	5.99%	9.27%	4.46%	4.47%
PIMCO REALPATH® 2025 Fund Class A	5.84%	9.04%	4.21%	4.24%
PIMCO REALPATH® 2025 Fund Class A (adjusted)	0.02%	3.02%	3.04%	3.30%
S&P Target Date 2025 Index	6.10%	11.39%	8.42%	7.44%
Lipper Mixed-Asset Target 2025 Funds Average	6.05%	10.52%	7.39%	6.90%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.11% for Institutional Class shares, 1.36% for Administrative Class shares, and 1.56% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2025 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to long-term Treasury securities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO REALPATH® 2030 Fund

Institutional Class - PRLIX	Class A - PEHAX
Administrative Class - PNLAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	33.1%
PIMCO Income Fund	7.8%
PIMCO Real Return Asset Fund	6.0%
PIMCO High Yield Fund	4.1%
PIMCO Total Return Fund	3.8%
PIMCO RealEstateRealReturn Strategy Fund	3.7%
PIMCO Long-Term Credit Fund	3.0%
PIMCO Long Duration Total Return Fund	3.0%
PIMCO CommodityRealReturn Strategy Fund®	2.0%
PIMCO Emerging Local Bond Fund	2.0%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2030 Fund Institutional Class	6.64%	11.49%	5.47%	4.60%
PIMCO REALPATH® 2030 Fund Administrative Class	6.53%	11.14%	5.20%	4.34%
PIMCO REALPATH® 2030 Fund Class A	6.29%	10.85%	4.92%	4.03%
PIMCO REALPATH® 2030 Fund Class A (adjusted)	0.45%	4.70%	3.74%	3.41%
S&P Target Date 2030 Index	6.72%	12.79%	9.17%	6.38%
Lipper Mixed-Asset Target 2030 Funds Average	6.77%	12.20%	8.02%	5.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.14% for Institutional Class shares, 1.39% for Administrative Class shares, and 1.59% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. high yield credit contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

10	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2035 Fund

Institutional Class - PIVIX	Class A - PIVAX
Administrative Class - PIVNX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	37.0%
PIMCO Income Fund	6.8%
PIMCO RealEstateRealReturn Strategy Fund	4.2%
PIMCO High Yield Fund	3.8%
PIMCO Real Return Asset Fund	3.4%
PIMCO Total Return Fund	2.8%
PIMCO Long-Term Credit Fund	2.2%
PIMCO Long Duration Total Return Fund	2.2%
PIMCO Emerging Local Bond Fund	2.0%
PIMCO CommodityRealReturn Strategy Fund®	1.9%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (06/30/11)
PIMCO REALPATH® 2035 Fund Institutional Class	6.98%	12.63%	5.87%	5.60%
PIMCO REALPATH® 2035 Fund Administrative Class	6.77%	12.27%	5.60%	5.32%
PIMCO REALPATH® 2035 Fund Class A	6.76%	12.17%	5.35%	5.08%
PIMCO REALPATH® 2035 Fund Class A (adjusted)	0.86%	6.04%	4.18%	4.14%
S&P Target Date 2035 Index	7.32%	14.19%	9.82%	8.42%
Lipper Mixed-Asset Target 2035 Funds Average	7.72%	14.36%	9.09%	7.98%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.11% for Institutional Class shares, 1.36% for Administrative Class shares, and 1.56% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2035 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. high yield credit contributed to absolute performance, as U.S. these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO REALPATH® 2040 Fund

Institutional Class - PROIX	Class A - POFAX
Administrative Class - PEOAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	39.9%
PIMCO Income Fund	5.5%
PIMCO RealEstateRealReturn Strategy Fund	4.4%
PIMCO High Yield Fund	3.5%
PIMCO Real Return Asset Fund	2.5%
PIMCO CommodityRealReturn Strategy Fund®	2.0%
PIMCO Total Return Fund	2.0%
PIMCO Emerging Local Bond Fund	1.7%
PIMCO Long-Term Credit Fund	1.7%
PIMCO Long Duration Total Return Fund	1.7%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2040 Fund Institutional Class	7.13%	13.33%	6.00%	5.11%
PIMCO REALPATH® 2040 Fund Administrative Class	7.02%	13.12%	5.75%	4.86%
PIMCO REALPATH® 2040 Fund Class A	6.93%	12.85%	5.50%	4.57%
PIMCO REALPATH® 2040 Fund Class A (adjusted)	1.10%	6.70%	4.31%	3.95%
S&P Target Date 2040 Index	7.71%	15.15%	10.28%	6.75%
Lipper Mixed-Asset Target 2040 Funds Average	7.91%	14.93%	9.13%	6.11%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.11% for Institutional Class shares, 1.36% for Administrative Class shares, and 1.56% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. high yield credit contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

12	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2045 Fund

Institutional Class - PFZIX	Class A - PFZAX
Administrative Class - PFZMX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	42.1%
PIMCO RealEstateRealReturn Strategy Fund	4.7%
PIMCO Income Fund	4.3%
PIMCO High Yield Fund	3.0%
PIMCO Real Return Asset Fund	2.2%
PIMCO CommodityRealReturn Strategy Fund®	2.1%
PIMCO Emerging Local Bond Fund	1.5%
PIMCO Long-Term Credit Fund	1.2%
PIMCO Long Duration Total Return Fund	1.2%
PIMCO Total Return Fund	1.2%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (02/29/12)
PIMCO REALPATH® 2045 Fund Institutional Class	7.26%	13.73%	6.16%	6.57%
PIMCO REALPATH® 2045 Fund Administrative Class	7.11%	13.44%	5.90%	6.32%
PIMCO REALPATH® 2045 Fund Class A	7.06%	13.27%	5.64%	6.07%
PIMCO REALPATH® 2045 Fund Class A (adjusted)	1.12%	7.06%	4.45%	5.01%
S&P Target Date 2045 Index	7.95%	15.87%	10.63%	9.98%
Lipper Mixed-Asset Target 2045 Funds Average	8.45%	16.06%	9.81%	9.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.10% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.55% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2045 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. small market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

PIMCO REALPATH® 2050 Fund

Institutional Class - PRMIX	Class A - PFYAX
Administrative Class - POTAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	42.7%
PIMCO RealEstateRealReturn Strategy Fund	4.7%
PIMCO Income Fund	3.7%
PIMCO High Yield Fund	2.8%
PIMCO Real Return Asset Fund	2.0%
PIMCO CommodityRealReturn Strategy Fund®	2.0%
PIMCO Emerging Local Bond Fund	1.4%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Credit Fund	1.0%
PIMCO Long Duration Total Return Fund	1.0%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2050 Fund Institutional Class	7.21%	13.86%	6.18%	5.23%
PIMCO REALPATH® 2050 Fund Administrative Class	7.14%	13.58%	5.92%	4.96%
PIMCO REALPATH® 2050 Fund Class A	7.05%	13.44%	5.69%	4.69%
PIMCO REALPATH® 2050 Fund Class A (adjusted)	1.16%	7.19%	4.51%	4.07%
S&P Target Date 2050 Index	8.13%	16.53%	10.96%	6.95%
Lipper Mixed-Asset Target 2050 Funds Average	8.32%	15.80%	9.58%	6.35%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.10% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.55% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. small market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

14	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2055 Fund

Institutional Class - PRQIX	Class A - PQRAX
Administrative Class - PQRZX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	43.7%
PIMCO RealEstateRealReturn Strategy Fund	4.9%
PIMCO Income Fund	3.8%
PIMCO High Yield Fund	2.8%
PIMCO CommodityRealReturn Strategy Fund®	2.0%
PIMCO Real Return Asset Fund	2.0%
SPDR S&P 500 ETF Trust	1.5%
PIMCO Emerging Local Bond Fund	1.4%
PIMCO Real Return Fund	1.0%
PIMCO Long Duration Total Return Fund	1.0%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/31/14)
PIMCO REALPATH® 2055 Fund Institutional Class	7.47%	14.12%	6.11%
PIMCO REALPATH® 2055 Fund Administrative Class	7.23%	13.75%	5.85%
PIMCO REALPATH® 2055 Fund Class A	7.19%	13.61%	5.62%
PIMCO REALPATH® 2055 Fund Class A (adjusted)	1.26%	7.34%	3.48%
S&P Target Date 2055+ Index	8.22%	16.94%	8.45%
Lipper Mixed-Asset Target 2055+ Funds Average	8.67%	16.60%	7.72%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.10% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.55% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2055 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. small market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

PIMCO REALPATH® Income Fund

Institutional Class - PRIEX	Class A - PTNAX
Administrative Class - PRNAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Fund	21.8%
PIMCO Income Fund	13.6%
PIMCO Real Return Fund	9.9%
PIMCO Total Return Fund	8.4%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6.3%
PIMCO Real Return Asset Fund	5.3%
PIMCO High Yield Fund	5.1%
PIMCO RealEstateRealReturn Strategy Fund	2.6%
PIMCO Emerging Local Bond Fund	2.6%
PIMCO Long-Term Credit Fund	2.4%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO REALPATH® Income Fund Institutional Class	5.15%	8.22%	4.05%	4.83%
PIMCO REALPATH® Income Fund Administrative Class	5.16%	8.08%	3.80%	4.57%
PIMCO REALPATH® Income Fund Class A	5.05%	7.89%	3.55%	4.29%
PIMCO REALPATH® Income Fund Class A (adjusted)	(0.71)%	1.97%	2.39%	3.68%
S&P Target Date Retirement Income Index	3.88%	5.37%	4.60%	4.35%
Lipper Mixed-Asset Target Today Funds Average	4.01%	5.88%	4.08%	4.42%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.07% for Institutional Class shares, 1.32% for Administrative Class shares, and 1.52% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® Income Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. Unlike the other PIMCO REALPATH® Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to developed ex U.S. equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to emerging market equities contributed to absolute performance, as these securities posted positive returns.

»	Exposure to U.S. high yield credit contributed to absolute performance, as these securities posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities posted negative returns.

16	PIMCO ASSET ALLOCATION FUNDS

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class A - PGMAX
Class P - PGAPX	Class C - PGMCX
Class D - PGMDX	Class R - PGMRX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of 09/30/2017†§

U.S. Treasury Obligations	25.3%
Mutual Funds	18.1%
Sovereign Issues	16.1%
Short-Term Instruments‡	14.4%
Corporate Bonds & Notes	8.4%
Exchange-Traded Funds	5.5%
Common Stocks	4.9%
U.S. Government Agencies	4.5%
Asset-Backed Securities	2.0%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	6.18%	11.45%	3.00%	5.91%
PIMCO Global Multi-Asset Fund Class P	6.14%	11.37%	2.88%	5.81%
PIMCO Global Multi-Asset Fund Class D	6.01%	10.96%	2.40%	5.31%
PIMCO Global Multi-Asset Fund Class A	6.02%	10.96%	2.42%	5.31%
PIMCO Global Multi-Asset Fund Class A (adjusted)	0.18%	4.90%	1.27%	4.86%
PIMCO Global Multi-Asset Fund Class C	5.63%	10.17%	1.65%	4.54%
PIMCO Global Multi-Asset Fund Class C (adjusted)	4.63%	9.17%	1.65%	4.54%
PIMCO Global Multi-Asset Fund Class R	5.86%	10.71%	2.15%	5.04%
60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate USD Hedged	6.46%	10.78%	7.42%	8.82%
MSCI All Country World Index	9.68%	18.65%	10.20%	11.32%
Lipper Alternative Global Macro Funds Average	4.07%	6.10%	2.76%	5.86%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary and Underlying PIMCO Fund Expenses), were 1.32% for Institutional Class shares, 1.42% for Class P shares, 1.77% for Class D shares, 1.77% for Class A shares, 2.52% for Class C shares, and 2.02% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate Index (USD Hedged) by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended, Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to securitized debt securities, specifically non-agency mortgage-backed securities, contributed to relative performance, as these securities generally appreciated in value.

»	Overweight exposure to emerging markets nominal duration, particularly in Brazil and Argentina, contributed to relative performance, as yields in those regions generally declined.

»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. government bond yields rose.

»	Overweight exposure to Japanese equities contributed to relative performance, as the Japanese Nikkei 225 Index outperformed the global MSCI ACWI Index.

»	Security selection within the U.S. inflation-linked securities sector contributed to relative performance.

»	Underweight exposure to U.S. equities detracted from relative performance, as the U.S. S&P 500 Index outperformed the global MSCI ACWI Index.

»	U.S. duration positions detracted from performance. Specifically, the Fund’s overweight exposure to the 3- and 5- year portions of the U.S. yield curve detracted from performance, as yields rose. Underweight exposure to the 12-, 15-, and 20-year portions of the yield curve detracted from performance, as yields declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Multi-Strategy Alternative Fund
Institutional Class	$1,000.00	$1,009.20	$1.90	$1,000.00	$1,023.04	$1.92	0.38%
Class P	1,000.00	1,008.10	2.40	1,000.00	1,022.54	2.42	0.48
Class D	1,000.00	1,007.20	3.90	1,000.00	1,021.04	3.93	0.78
Class A	1,000.00	1,007.10	3.90	1,000.00	1,021.04	3.93	0.78
PIMCO REALPATH® 2020 Fund
Institutional Class	$1,000.00	$1,054.80	$0.87	$1,000.00	$1,024.08	$0.86	0.17%
Administrative Class	1,000.00	1,053.60	2.15	1,000.00	1,022.84	2.12	0.42
Class A	1,000.00	1,052.20	3.17	1,000.00	1,021.84	3.13	0.62
PIMCO REALPATH® 2025 Fund
Institutional Class	$1,000.00	$1,061.00	$1.03	$1,000.00	$1,023.93	$1.01	0.20%
Administrative Class	1,000.00	1,059.90	2.31	1,000.00	1,022.69	2.27	0.45
Class A	1,000.00	1,058.40	3.34	1,000.00	1,021.69	3.28	0.65
PIMCO REALPATH® 2030 Fund
Institutional Class	$1,000.00	$1,066.40	$1.29	$1,000.00	$1,023.68	$1.26	0.25%
Administrative Class	1,000.00	1,065.30	2.57	1,000.00	1,022.44	2.52	0.50
Class A	1,000.00	1,062.90	3.60	1,000.00	1,021.44	3.53	0.70

18	PIMCO ASSET ALLOCATION FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO REALPATH® 2035 Fund
Institutional Class	$1,000.00	$1,069.80	$1.44	$1,000.00	$1,023.54	$1.41	0.28%
Administrative Class	1,000.00	1,067.70	2.73	1,000.00	1,022.29	2.67	0.53
Class A	1,000.00	1,067.60	3.76	1,000.00	1,021.29	3.68	0.73
PIMCO REALPATH® 2040 Fund
Institutional Class	$1,000.00	$1,071.30	$1.50	$1,000.00	$1,023.49	$1.46	0.29%
Administrative Class	1,000.00	1,070.20	2.79	1,000.00	1,022.24	2.72	0.54
Class A	1,000.00	1,069.30	3.82	1,000.00	1,021.24	3.73	0.74
PIMCO REALPATH® 2045 Fund
Institutional Class	$1,000.00	$1,072.60	$1.65	$1,000.00	$1,023.34	$1.61	0.32%
Administrative Class	1,000.00	1,071.10	2.94	1,000.00	1,022.09	2.87	0.57
Class A	1,000.00	1,070.60	3.98	1,000.00	1,021.09	3.88	0.77
PIMCO REALPATH® 2050 Fund
Institutional Class	$1,000.00	$1,072.10	$1.65	$1,000.00	$1,023.34	$1.61	0.32%
Administrative Class	1,000.00	1,071.40	2.94	1,000.00	1,022.09	2.87	0.57
Class A	1,000.00	1,070.50	3.97	1,000.00	1,021.09	3.88	0.77
PIMCO REALPATH® 2055 Fund
Institutional Class	$1,000.00	$1,074.70	$1.76	$1,000.00	$1,023.24	$1.72	0.34%
Administrative Class	1,000.00	1,072.30	3.05	1,000.00	1,021.99	2.97	0.59
Class A	1,000.00	1,071.90	4.08	1,000.00	1,020.99	3.98	0.79
PIMCO REALPATH® Income Fund
Institutional Class	$1,000.00	$1,051.50	$0.66	$1,000.00	$1,024.28	$0.66	0.13%
Administrative Class	1,000.00	1,051.60	1.94	1,000.00	1,023.04	1.92	0.38
Class A	1,000.00	1,050.50	2.97	1,000.00	1,022.04	2.92	0.58
PIMCO Global Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,061.80	$5.09	$1,000.00	$1,020.00	$4.99	0.99%
Class P	1,000.00	1,061.40	5.60	1,000.00	1,019.50	5.49	1.09
Class D	1,000.00	1,060.10	7.40	1,000.00	1,017.75	7.24	1.44
Class A	1,000.00	1,060.20	7.40	1,000.00	1,017.75	7.24	1.44
Class C	1,000.00	1,056.30	11.23	1,000.00	1,014.01	11.00	2.19
Class R	1,000.00	1,058.60	8.67	1,000.00	1,016.50	8.50	1.69

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Benchmark Descriptions

Index*	Benchmark Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate USD Hedged	The benchmark is a blend of 60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate USD Hedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Bloomberg Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

MSCI All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

S&P Target Date 2020 Index

S&P Target Date 2025 Index

S&P Target Date 2030 Index

S&P Target Date 2035 Index

S&P Target Date 2040 Index

S&P Target Date 2045 Index

S&P Target Date 2050 Index

S&P Target Date 2055+ Index

S&P Target Date Retirement Income Index

The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

*	It is not possible to invest directly in an unmanaged index.

20	PIMCO ASSET ALLOCATION FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Multi-Strategy Alternative Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.82	$0.11	$(0.02)	$0.09	$0.00	$0.00	$0.00	$0.00
03/31/2017	9.72	0.28	0.24	0.52	(0.40)	0.00	(0.02)	(0.42)
03/31/2016	10.05	0.28	(0.43)	(0.15)	(0.18)	0.00	0.00	(0.18)
12/30/2014 - 03/31/2015	10.00	0.03	0.02	0.05	0.00	0.00	0.00	0.00
Class P
04/01/2017 - 09/30/2017+	9.82	0.10	(0.02)	0.08	0.00	0.00	0.00	0.00
03/31/2017	9.72	0.26	0.26	0.52	(0.40)	0.00	(0.02)	(0.42)
03/31/2016	10.06	0.27	(0.44)	(0.17)	(0.17)	0.00	0.00	(0.17)
12/30/2014 - 03/31/2015	10.00	0.02	0.04	0.06	0.00	0.00	0.00	0.00
Class D
04/01/2017 - 09/30/2017+	9.76	0.09	(0.02)	0.07	0.00	0.00	0.00	0.00
03/31/2017	9.67	0.24	0.25	0.49	(0.38)	0.00	(0.02)	(0.40)
03/31/2016	10.04	0.21	(0.41)	(0.20)	(0.17)	0.00	0.00	(0.17)
12/30/2014 - 03/31/2015	10.00	0.01	0.03	0.04	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	9.87	0.09	(0.02)	0.07	0.00	0.00	0.00	0.00
03/31/2017	9.78	0.23	0.25	0.48	(0.37)	0.00	(0.02)	(0.39)
03/31/2016	10.06	0.17	(0.36)	(0.19)	(0.09)	0.00	0.00	(0.09)
12/30/2014 - 03/31/2015	10.00	0.03	0.03	0.06	0.00	0.00	0.00	0.00

PIMCO REALPATH® 2020 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.10	$0.10	$0.34	$0.44	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2017	7.58	0.19	0.52	0.71	(0.19)	0.00	0.00	(0.19)
03/31/2016	8.29	0.30	(0.66)	(0.36)	(0.29)	(0.06)	0.00	(0.35)
03/31/2015	8.33	0.39	0.06	0.45	(0.40)	(0.09)	0.00	(0.49)
03/31/2014	8.47	0.25	(0.15)	0.10	(0.23)	0.00	(0.01)	(0.24)
03/31/2013	8.17	0.38	0.35	0.73	(0.38)	0.00	(0.05)	(0.43)
Administrative Class
04/01/2017 - 09/30/2017+	8.29	0.09	0.35	0.44	(0.23)	0.00	0.00	(0.23)
03/31/2017	7.75	0.17	0.54	0.71	(0.17)	0.00	0.00	(0.17)
03/31/2016	8.47	0.27	(0.66)	(0.39)	(0.27)	(0.06)	0.00	(0.33)
03/31/2015	8.50	0.36	0.08	0.44	(0.38)	(0.09)	0.00	(0.47)
03/31/2014	8.64	0.24	(0.16)	0.08	(0.20)	0.00	(0.02)	(0.22)
03/31/2013	8.31	0.38	0.34	0.72	(0.34)	0.00	(0.05)	(0.39)
Class A
04/01/2017 - 09/30/2017+	8.08	0.08	0.34	0.42	(0.22)	0.00	0.00	(0.22)
03/31/2017	7.55	0.15	0.53	0.68	(0.15)	0.00	0.00	(0.15)
03/31/2016	8.27	0.27	(0.68)	(0.41)	(0.25)	(0.06)	0.00	(0.31)
03/31/2015	8.31	0.33	0.08	0.41	(0.36)	(0.09)	0.00	(0.45)
03/31/2014	8.46	0.21	(0.16)	0.05	(0.19)	0.00	(0.01)	(0.20)
03/31/2013	8.13	0.36	0.32	0.68	(0.30)	0.00	(0.05)	(0.35)

PIMCO REALPATH® 2025 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.79	$0.11	$0.48	$0.59	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	9.17	0.21	0.74	0.95	(0.33)	0.00	0.00	(0.33)
03/31/2016	10.01	0.36	(0.85)	(0.49)	(0.35)	0.00	0.00	(0.35)
03/31/2015	10.19	0.55	0.01	0.56	(0.54)	(0.16)	(0.04)	(0.74)
03/31/2014	10.29	0.34	(0.12)	0.22	(0.32)	0.00	0.00	(0.32)
03/31/2013	9.87	0.47	0.46	0.93	(0.48)	0.00	(0.03)	(0.51)

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
					Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.91	0.92%	$102,200	0.38	%*	1.18	%*	0.36	%*	1.16	%*	2.20	%*	55%
9.82	5.44	96,031	0.44		1.17		0.43		1.16		2.83		110
9.72	(1.52)	50,680	0.41		1.15		0.41		1.15		2.84		115
10.05	0.50	17,377	0.36	*	1.79	*	0.36	*	1.79	*	1.02	*	31

9.90	0.81	3,901	0.48	*	1.28	*	0.46	*	1.26	*	2.04	*	55
9.82	5.37	4,083	0.54		1.27		0.53		1.26		2.63		110
9.72	(1.68)	44	0.51		1.25		0.51		1.25		2.73		115
10.06	0.60	10	0.46	*	1.89	*	0.46	*	1.89	*	0.68	*	31

9.83	0.72	3,615	0.78	*	1.58	*	0.76	*	1.56	*	1.81	*	55
9.76	5.08	3,068	0.84		1.57		0.83		1.56		2.45		110
9.67	(1.99)	1,106	0.81		1.55		0.81		1.55		2.13		115
10.04	0.40	44	0.76	*	2.19	*	0.76	*	2.19	*	0.55	*	31

9.94	0.71	811	0.78	*	1.58	*	0.76	*	1.56	*	1.78	*	55
9.87	4.99	864	0.84	(d)	1.57	(d)	0.83	(d)	1.56	(d)	2.29		110
9.78	(1.91)	643	0.81		1.55		0.81		1.55		1.76		115
10.06	0.60	3,143	0.76	*	2.19	*	0.76	*	2.19	*	1.12	*	31

$8.30	5.48%	$10,524	0.17	%*	0.58	%*	0.17	%*	0.58	%*	2.38	%*	7%
8.10	9.44	16,091	0.18		0.58		0.18		0.58		2.38		33
7.58	(4.31)	18,013	0.05	(e)	0.58	(e)	0.05	(e)	0.58	(e)	3.76		75
8.29	5.54	31,576	0.10		0.60		0.10		0.60		4.64		46
8.33	1.22	36,706	0.17	(f)	0.67	(f)	0.17	(f)	0.67	(f)	3.03		38
8.47	9.03	31,921	0.22		0.75		0.22		0.75		4.46		11

8.50	5.36	15,391	0.42	*	0.83	*	0.42	*	0.83	*	2.17	*	7
8.29	9.20	14,534	0.43		0.83		0.43		0.83		2.09		33
7.75	(4.59)	24,908	0.30	(e)	0.83	(e)	0.30	(e)	0.83	(e)	3.39		75
8.47	5.30	59,528	0.35		0.85		0.35		0.85		4.14		46
8.50	0.96	47,488	0.42	(f)	0.92	(f)	0.42	(f)	0.92	(f)	2.79		38
8.64	8.74	41,461	0.47		1.00		0.47		1.00		4.41		11

8.28	5.22	4,375	0.62	*	1.03	*	0.62	*	1.03	*	1.94	*	7
8.08	9.14	7,732	0.66	(d)	1.06	(d)	0.66	(d)	1.06	(d)	1.94		33
7.55	(4.91)	6,943	0.55	(e)	1.08	(e)	0.55	(e)	1.08	(e)	3.42		75
8.27	5.06	8,445	0.60		1.10		0.60		1.10		3.93		46
8.31	0.63	8,731	0.67	(f)	1.17	(f)	0.67	(f)	1.17	(f)	2.57		38
8.46	8.47	8,028	0.72		1.25		0.72		1.25		4.24		11

$10.17	6.10%	$11,012	0.20	%*	0.60	%*	0.20	%*	0.60	%*	2.14	%*	14%
9.79	10.52	14,413	0.21		0.60		0.21		0.60		2.22		35
9.17	(4.91)	13,757	0.06	(g)	0.60	(g)	0.06	(g)	0.60	(g)	3.82		88
10.01	5.67	24,909	0.12		0.63		0.12		0.63		5.29		42
10.19	2.21	28,681	0.16	(h)	0.69	(h)	0.16	(h)	0.69	(h)	3.37		29
10.29	9.60	23,011	0.19		0.75		0.19		0.75		4.60		9

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® 2025 Fund (Cont.)
Administrative Class
04/01/2017 - 09/30/2017+	$9.78	$0.10	$0.48	$0.58	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2017	9.17	0.18	0.74	0.92	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.01	0.34	(0.86)	(0.52)	(0.32)	0.00	0.00	(0.32)
03/31/2015	10.19	0.49	0.05	0.54	(0.52)	(0.16)	(0.04)	(0.72)
03/31/2014	10.29	0.32	(0.13)	0.19	(0.29)	0.00	0.00	(0.29)
03/31/2013	9.85	0.49	0.42	0.91	(0.44)	0.00	(0.03)	(0.47)
Class A
04/01/2017 - 09/30/2017+	9.80	0.08	0.49	0.57	(0.19)	0.00	0.00	(0.19)
03/31/2017	9.19	0.17	0.73	0.90	(0.29)	0.00	0.00	(0.29)
03/31/2016	10.04	0.32	(0.87)	(0.55)	(0.30)	0.00	0.00	(0.30)
03/31/2015	10.21	0.43	0.09	0.52	(0.49)	(0.16)	(0.04)	(0.69)
03/31/2014	10.31	0.30	(0.13)	0.17	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.85	0.51	0.38	0.89	(0.40)	0.00	(0.03)	(0.43)

PIMCO REALPATH® 2030 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.79	$0.07	$0.44	$0.51	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	7.23	0.15	0.71	0.86	(0.30)	0.00	0.00	(0.30)
03/31/2016	7.95	0.31	(0.74)	(0.43)	(0.29)	0.00	0.00	(0.29)
03/31/2015	8.06	0.47	(0.01)	0.46	(0.46)	(0.11)	0.00	(0.57)
03/31/2014	8.06	0.29	(0.02)	0.27	(0.27)	0.00	0.00	(0.27)
03/31/2013	7.68	0.42	0.40	0.82	(0.37)	0.00	(0.07)	(0.44)
Administrative Class
04/01/2017 - 09/30/2017+	7.79	0.07	0.43	0.50	(0.16)	0.00	0.00	(0.16)
03/31/2017	7.23	0.13	0.71	0.84	(0.28)	0.00	0.00	(0.28)
03/31/2016	7.96	0.29	(0.75)	(0.46)	(0.27)	0.00	0.00	(0.27)
03/31/2015	8.07	0.43	0.01	0.44	(0.44)	(0.11)	0.00	(0.55)
03/31/2014	8.07	0.27	(0.02)	0.25	(0.25)	0.00	0.00	(0.25)
03/31/2013	7.68	0.39	0.40	0.79	(0.33)	0.00	(0.07)	(0.40)
Class A
04/01/2017 - 09/30/2017+	7.74	0.06	0.42	0.48	(0.15)	0.00	0.00	(0.15)
03/31/2017	7.19	0.11	0.71	0.82	(0.27)	0.00	0.00	(0.27)
03/31/2016	7.92	0.27	(0.75)	(0.48)	(0.25)	0.00	0.00	(0.25)
03/31/2015	8.03	0.37	0.05	0.42	(0.42)	(0.11)	0.00	(0.53)
03/31/2014	8.03	0.25	(0.01)	0.24	(0.24)	0.00	0.00	(0.24)
03/31/2013	7.63	0.40	0.37	0.77	(0.30)	0.00	(0.07)	(0.37)

PIMCO REALPATH® 2035 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.12	$0.08	$0.62	$0.70	$(0.48)	$0.00	$0.00	$(0.48)
03/31/2017	9.12	0.16	1.01	1.17	(0.17)	0.00	0.00	(0.17)
03/31/2016	10.18	0.38	(1.03)	(0.65)	(0.35)	(0.06)	0.00	(0.41)
03/31/2015	10.28	0.59	0.04	0.63	(0.61)	(0.12)	0.00	(0.73)
03/31/2014	10.23	0.39	0.04	0.43	(0.38)	0.00	0.00	(0.38)
03/31/2013	9.68	0.59	0.53	1.12	(0.52)	0.00	(0.05)	(0.57)
Administrative Class
04/01/2017 - 09/30/2017+	10.12	0.08	0.60	0.68	(0.47)	0.00	0.00	(0.47)
03/31/2017	9.11	0.13	1.02	1.15	(0.14)	0.00	0.00	(0.14)
03/31/2016	10.18	0.35	(1.03)	(0.68)	(0.33)	(0.06)	0.00	(0.39)
03/31/2015	10.28	0.56	0.05	0.61	(0.59)	(0.12)	0.00	(0.71)
03/31/2014	10.23	0.39	0.02	0.41	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.67	0.51	0.57	1.08	(0.47)	0.00	(0.05)	(0.52)

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
					Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.16	5.99%	$22,312	0.45	%*	0.85	%*	0.45	%*	0.85	%*	1.92	%*	14%
9.78	10.18	21,911	0.46		0.85		0.46		0.85		1.91		35
9.17	(5.14)	32,867	0.31	(g)	0.85	(g)	0.31	(g)	0.85	(g)	3.63		88
10.01	5.42	56,789	0.37		0.88		0.37		0.88		4.80		42
10.19	1.97	43,186	0.41	(h)	0.94	hf)	0.41	(h)	0.94	(h)	3.12		29
10.29	9.36	39,958	0.44		1.00		0.44		1.00		4.80		9

10.18	5.84	1,725	0.65	*	1.05	*	0.65	*	1.05	*	1.69	*	14
9.80	9.99	2,248	0.69	(d)	1.08	(d)	0.69	(d)	1.08	(d)	1.75		35
9.19	(5.46)	1,960	0.56	(g)	1.10	(g)	0.56	(g)	1.10	(g)	3.41		88
10.04	5.23	2,333	0.62		1.13		0.62		1.13		4.12		42
10.21	1.74	3,610	0.66	(h)	1.19	(h)	0.66	(h)	1.19	(h)	2.95		29
10.31	9.12	2,571	0.69		1.25		0.69		1.25		5.06		9

$8.13	6.64%	$18,457	0.25	%*	0.63	%*	0.25	%*	0.63	%*	1.88	%*	10%
7.79	12.08	22,548	0.24		0.63		0.24		0.63		1.97		21
7.23	(5.40)	22,798	0.09	(i)	0.63	(i)	0.09	(i)	0.63	(i)	4.12		98
7.95	5.81	40,969	0.13		0.65		0.13		0.65		5.73		43
8.06	3.50	40,591	0.18	(j)	0.72	(j)	0.18	(j)	0.72	(j)	3.62		29
8.06	10.83	28,693	0.23		0.80		0.23		0.80		5.23		3

8.13	6.53	22,989	0.50	*	0.88	*	0.50	*	0.88	*	1.68	*	10
7.79	11.84	21,204	0.49		0.88		0.49		0.88		1.65		21
7.23	(5.77)	35,622	0.34	(i)	0.88	(i)	0.34	(i)	0.88	(i)	3.81		98
7.96	5.55	74,835	0.38		0.90		0.38		0.90		5.23		43
8.07	3.26	61,245	0.43	(j)	0.97	(j)	0.43	(j)	0.97	(j)	3.43		29
8.07	10.49	49,990	0.48		1.05		0.48		1.05		4.86		3

8.07	6.29	3,066	0.70	*	1.08	*	0.70	*	1.08	*	1.46	*	10
7.74	11.59	4,161	0.72	(d)	1.11	(d)	0.72	(d)	1.11	(d)	1.46		21
7.19	(6.01)	4,990	0.59	(i)	1.13	(i)	0.59	(i)	1.13	(i)	3.67		98
7.92	5.31	6,259	0.63		1.15		0.63		1.15		4.53		43
8.03	3.03	8,862	0.68	(j)	1.22	(j)	0.68	(j)	1.22	(j)	3.20		29
8.03	10.28	7,599	0.73		1.30		0.73		1.30		5.10		3

$10.34	6.98%	$10,201	0.28	%*	0.65	%*	0.28	%*	0.65	%*	1.64	%*	21%
10.12	12.89	19,725	0.28		0.65		0.28		0.65		1.70		22
9.12	(6.33)	20,573	0.11		0.65		0.11		0.65		3.99		115
10.18	6.27	30,191	0.13		0.65		0.13		0.65		5.68		38
10.28	4.34	30,832	0.17	(j)	0.72	(j)	0.17	(j)	0.72	(j)	3.89		30
10.23	11.81	24,627	0.22		0.80		0.22		0.80		5.90		3

10.33	6.77	16,415	0.53	*	0.90	*	0.53	*	0.90	*	1.52	*	21
10.12	12.70	15,204	0.53		0.90		0.53		0.90		1.36		22
9.11	(6.67)	28,861	0.36		0.90		0.36		0.90		3.67		115
10.18	6.03	55,489	0.38		0.90		0.38		0.90		5.32		38
10.28	4.10	37,683	0.42	(j)	0.97	(j)	0.42	(j)	0.97	(j)	3.81		30
10.23	11.45	31,532	0.47		1.05		0.47		1.05		5.08		3

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® 2035 Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$10.09	$0.06	$0.61	$0.67	$(0.44)	$0.00	$0.00	$(0.44)
03/31/2017	9.10	0.13	0.99	1.12	(0.13)	0.00	0.00	(0.13)
03/31/2016	10.16	0.33	(1.03)	(0.70)	(0.30)	(0.06)	0.00	(0.36)
03/31/2015	10.27	0.46	0.11	0.57	(0.56)	(0.12)	0.00	(0.68)
03/31/2014	10.23	0.35	0.03	0.38	(0.34)	0.00	0.00	(0.34)
03/31/2013	9.67	0.69	0.38	1.07	(0.46)	0.00	(0.05)	(0.51)

PIMCO REALPATH® 2040 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.67	$0.06	$0.48	$0.54	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2017	7.03	0.11	0.82	0.93	(0.29)	0.00	0.00	(0.29)
03/31/2016	7.94	0.29	(0.85)	(0.56)	(0.26)	(0.09)	0.00	(0.35)
03/31/2015	7.98	0.47	0.01	0.48	(0.49)	(0.03)	0.00	(0.52)
03/31/2014	7.91	0.31	0.06	0.37	(0.27)	0.00	(0.03)	(0.30)
03/31/2013	7.48	0.50	0.42	0.92	(0.42)	0.00	(0.07)	(0.49)
Administrative Class
04/01/2017 - 09/30/2017+	7.67	0.05	0.48	0.53	(0.31)	0.00	0.00	(0.31)
03/31/2017	7.03	0.08	0.83	0.91	(0.27)	0.00	0.00	(0.27)
03/31/2016	7.94	0.25	(0.83)	(0.58)	(0.24)	(0.09)	0.00	(0.33)
03/31/2015	7.97	0.44	0.03	0.47	(0.47)	(0.03)	0.00	(0.50)
03/31/2014	7.91	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)
03/31/2013	7.46	0.39	0.51	0.90	(0.38)	0.00	(0.07)	(0.45)
Class A
04/01/2017 - 09/30/2017+	7.62	0.04	0.48	0.52	(0.30)	0.00	0.00	(0.30)
03/31/2017	7.00	0.07	0.81	0.88	(0.26)	0.00	0.00	(0.26)
03/31/2016	7.90	0.25	(0.83)	(0.58)	(0.23)	(0.09)	0.00	(0.32)
03/31/2015	7.94	0.39	0.05	0.44	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	7.88	0.29	0.04	0.33	(0.24)	0.00	(0.03)	(0.27)
03/31/2013	7.42	0.39	0.49	0.88	(0.35)	0.00	(0.07)	(0.42)

PIMCO REALPATH® 2045 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.63	$0.06	$0.69	$0.75	$(0.78)	$0.00	$0.00	$(0.78)
03/31/2017	9.52	0.13	1.16	1.29	(0.18)	0.00	0.00	(0.18)
03/31/2016	10.67	0.38	(1.18)	(0.80)	(0.35)	0.00	0.00	(0.35)
03/31/2015	10.84	0.64	(0.02)	0.62	(0.71)	(0.08)	0.00	(0.79)
03/31/2014	10.68	0.43	0.15	0.58	(0.40)	0.00	(0.02)	(0.42)
03/31/2013	9.99	0.72	0.59	1.31	(0.62)	0.00	0.00	(0.62)
Administrative Class
04/01/2017 - 09/30/2017+	10.58	0.07	0.66	0.73	(0.77)	0.00	0.00	(0.77)
03/31/2017	9.51	0.10	1.17	1.27	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.66	0.36	(1.18)	(0.82)	(0.33)	0.00	0.00	(0.33)
03/31/2015	10.84	0.62	(0.04)	0.58	(0.68)	(0.08)	0.00	(0.76)
03/31/2014	10.68	0.45	0.10	0.55	(0.37)	0.00	(0.02)	(0.39)
03/31/2013	9.99	0.54	0.74	1.28	(0.59)	0.00	0.00	(0.59)
Class A
04/01/2017 - 09/30/2017+	10.57	0.05	0.68	0.73	(0.76)	0.00	0.00	(0.76)
03/31/2017	9.52	0.08	1.16	1.24	(0.19)	0.00	0.00	(0.19)
03/31/2016	10.68	0.35	(1.20)	(0.85)	(0.31)	0.00	0.00	(0.31)
03/31/2015	10.84	0.49	0.08	0.57	(0.65)	(0.08)	0.00	(0.73)
03/31/2014	10.69	0.43	0.09	0.52	(0.35)	0.00	(0.02)	(0.37)
03/31/2013	9.99	0.70	0.55	1.25	(0.55)	0.00	0.00	(0.55)

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
					Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.32	6.76%	$1,133	0.73	%*	1.10	%*	0.73	%*	1.10	%*	1.23	%*	21%
10.09	12.36	2,337	0.76	(d)	1.13	(d)	0.76	(d)	1.13	(d)	1.30		22
9.10	(6.80)	1,295	0.61		1.15		0.61		1.15		3.43		115
10.16	5.65	1,553	0.63		1.15		0.63		1.15		4.39		38
10.27	3.79	2,485	0.67	(j)	1.22	(j)	0.67	(j)	1.22	(j)	3.43		30
10.23	11.30	1,627	0.72		1.30		0.72		1.30		6.88		3

$7.89	7.13%	$14,255	0.29	%*	0.65	%*	0.29	%*	0.65	%*	1.47	%*	23%
7.67	13.45	33,227	0.29		0.65		0.29		0.65		1.51		16
7.03	(7.06)	30,082	0.11	(k)	0.65	(k)	0.11	(k)	0.65	(k)	3.90		117
7.94	6.15	46,068	0.14		0.67		0.14		0.67		5.73		35
7.98	4.86	47,233	0.22	(l)	0.76	(l)	0.22	lj)	0.76	(l)	3.95		34
7.91	12.59	32,834	0.27		0.85		0.27		0.85		6.47		3

7.89	7.02	11,681	0.54	*	0.90	*	0.54	*	0.90	*	1.38	*	23
7.67	13.17	10,974	0.54		0.90		0.54		0.90		1.15		16
7.03	(7.31)	23,893	0.36	(k)	0.90	k)	0.36	(k)	0.90	(k)	3.38		117
7.94	6.03	52,118	0.39		0.92		0.39		0.92		5.45		35
7.97	4.49	44,126	0.47	(l)	1.01	(l)	0.47	(jl	1.01	(l)	3.92		34
7.91	12.32	34,566	0.52		1.10		0.52		1.10		5.12		3

7.84	6.93	2,671	0.74	*	1.10	*	0.74	*	1.10	*	1.14	*	23
7.62	12.78	3,488	0.77	(d)	1.13	(d)	0.77	(d)	1.13	(d)	0.99		16
7.00	(7.40)	4,880	0.61	(k)	1.15	(k)	0.61	(k)	1.15	(k)	3.40		117
7.90	5.66	5,484	0.64		1.17		0.64		1.17		4.87		35
7.94	4.28	6,507	0.72	(l)	1.26	(l)	0.72	(l)	1.26	(l)	3.77		34
7.88	12.08	4,171	0.77		1.35		0.77		1.35		5.13		3

$10.60	7.26%	$8,469	0.32	%*	0.67	%*	0.32	%*	0.67	%*	1.17	%*	19%
10.63	13.61	37,778	0.32		0.67		0.32		0.67		1.30		22
9.52	(7.51)	31,927	0.14		0.67		0.14		0.67		3.88		125
10.67	5.87	40,600	0.15		0.67		0.15		0.67		5.86		30
10.84	5.57	35,891	0.21	(l)	0.76	(l)	0.21	(l)	0.76	(l)	4.00		31
10.68	13.39	27,180	0.25		0.97		0.25		0.97		6.87		6

10.54	7.11	9,629	0.57	*	0.92	*	0.57	*	0.92	*	1.24	*	19
10.58	13.48	8,902	0.57		0.92		0.57		0.92		1.03		22
9.51	(7.76)	8,412	0.39		0.92		0.39		0.92		3.58		125
10.66	5.53	18,048	0.40		0.92		0.40		0.92		5.61		30
10.84	5.34	9,445	0.46	(l)	1.01	(l)	0.46	(l)	1.01	(l)	4.22		31
10.68	13.08	5,701	0.50		1.22		0.50		1.22		5.13		6

10.54	7.06	522	0.77	*	1.12	*	0.77	*	1.12	*	0.99	*	19
10.57	13.14	780	0.80	(d)	1.15	(d)	0.80	(d)	1.15	(d)	0.81		22
9.52	(8.02)	797	0.64		1.17		0.64		1.17		3.56		125
10.68	5.41	629	0.65		1.17		0.65		1.17		4.47		30
10.84	5.02	1,022	0.71	(l)	1.26	(l)	0.71	(l)	1.26	(l)	4.09		31
10.69	12.83	488	0.75		1.47		0.75		1.47		6.66		6

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® 2050 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.98	$0.05	$0.51	$0.56	$(0.44)	$0.00	$0.00	$(0.44)
03/31/2017	7.29	0.10	0.90	1.00	(0.31)	0.00	0.00	(0.31)
03/31/2016	8.26	0.30	(0.90)	(0.60)	(0.27)	(0.10)	0.00	(0.37)
03/31/2015	8.26	0.46	0.06	0.52	(0.49)	(0.03)	0.00	(0.52)
03/31/2014	8.19	0.34	0.05	0.39	(0.30)	0.00	(0.02)	(0.32)
03/31/2013	7.70	0.53	0.46	0.99	(0.44)	0.00	(0.06)	(0.50)
Administrative Class
04/01/2017 - 09/30/2017+	7.94	0.05	0.51	0.56	(0.44)	0.00	0.00	(0.44)
03/31/2017	7.26	0.06	0.90	0.96	(0.28)	0.00	0.00	(0.28)
03/31/2016	8.23	0.27	(0.89)	(0.62)	(0.25)	(0.10)	0.00	(0.35)
03/31/2015	8.23	0.44	0.06	0.50	(0.47)	(0.03)	0.00	(0.50)
03/31/2014	8.16	0.33	0.04	0.37	(0.28)	0.00	(0.02)	(0.30)
03/31/2013	7.66	0.44	0.52	0.96	(0.40)	0.00	(0.06)	(0.46)
Class A
04/01/2017 - 09/30/2017+	7.90	0.04	0.51	0.55	(0.43)	0.00	0.00	(0.43)
03/31/2017	7.23	0.05	0.90	0.95	(0.28)	0.00	0.00	(0.28)
03/31/2016	8.20	0.25	(0.88)	(0.63)	(0.24)	(0.10)	0.00	(0.34)
03/31/2015	8.21	0.49	(0.02)	0.47	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	8.14	0.33	0.03	0.36	(0.27)	0.00	(0.02)	(0.29)
03/31/2013	7.62	0.38	0.55	0.93	(0.35)	0.00	(0.06)	(0.41)

PIMCO REALPATH® 2055 Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.10	$0.07	$0.67	$0.74	$(0.33)	$0.00	$0.00	$(0.33)
03/31/2017	9.15	0.12	1.13	1.25	(0.30)	0.00	0.00	(0.30)
03/31/2016	10.32	0.36	(1.07)	(0.71)	(0.38)	(0.08)	0.00	(0.46)
12/31/2014 - 03/31/2015	10.00	0.03	0.29	0.32	0.00	0.00	0.00	0.00
Administrative Class
04/01/2017 - 09/30/2017+	10.09	0.06	0.66	0.72	(0.33)	0.00	0.00	(0.33)
03/31/2017	9.13	0.09	1.15	1.24	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.31	0.37	(1.10)	(0.73)	(0.37)	(0.08)	0.00	(0.45)
12/31/2014 - 03/31/2015	10.00	0.03	0.28	0.31	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	10.08	0.05	0.66	0.71	(0.31)	0.00	0.00	(0.31)
03/31/2017	9.12	0.06	1.15	1.21	(0.25)	0.00	0.00	(0.25)
03/31/2016	10.31	0.34	(1.10)	(0.76)	(0.35)	(0.08)	0.00	(0.43)
12/31/2014 - 03/31/2015	10.00	0.09	0.22	0.31	0.00	0.00	0.00	0.00

PIMCO REALPATH® Income Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.46	$0.11	$0.32	$0.43	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2017	8.02	0.21	0.54	0.75	(0.31)	0.00	0.00	(0.31)
03/31/2016	8.62	0.30	(0.60)	(0.30)	(0.30)	0.00	0.00	(0.30)
03/31/2015	8.71	0.39	0.06	0.45	(0.42)	(0.10)	(0.02)	(0.54)
03/31/2014	8.87	0.27	(0.19)	0.08	(0.24)	0.00	0.00	(0.24)
03/31/2013	8.52	0.36	0.40	0.76	(0.40)	0.00	(0.01)	(0.41)
Administrative Class
04/01/2017 - 09/30/2017+	8.45	0.10	0.33	0.43	(0.15)	0.00	0.00	(0.15)
03/31/2017	8.02	0.19	0.53	0.72	(0.29)	0.00	0.00	(0.29)
03/31/2016	8.61	0.28	(0.59)	(0.31)	(0.28)	0.00	0.00	(0.28)
03/31/2015	8.70	0.33	0.10	0.43	(0.40)	(0.10)	(0.02)	(0.52)
03/31/2014	8.87	0.24	(0.19)	0.05	(0.22)	0.00	0.00	(0.22)
03/31/2013	8.50	0.38	0.36	0.74	(0.36)	0.00	(0.01)	(0.37)

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
					Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.10	7.21%	$14,990	0.32	%*	0.67	%*	0.32	%*	0.67	%*	1.17	%*	21%
7.98	13.96	50,775	0.32		0.67		0.32		0.67		1.24		23
7.29	(7.36)	41,655	0.15		0.67		0.15		0.67		3.89		140
8.26	6.46	48,090	0.16		0.67		0.16		0.67		5.41		22
8.26	4.96	41,310	0.21	(l)	0.76	(l)	0.21	(l)	0.76	(l)	4.24		41
8.19	13.14	26,336	0.26		0.85		0.26		0.85		6.67		7

8.06	7.14	13,025	0.57	*	0.92	*	0.57	*	0.92	*	1.17	*	21
7.94	13.50	11,459	0.57		0.92		0.57		0.92		0.79		23
7.26	(7.56)	39,711	0.40		0.92		0.40		0.92		3.61		140
8.23	6.24	40,525	0.41		0.92		0.41		0.92		5.26		22
8.23	4.74	25,826	0.46	(l)	1.01	(l)	0.46	(l)	1.01	(l)	4.12		41
8.16	12.84	16,651	0.51		1.10		0.51		1.10		5.50		7

8.02	7.05	1,226	0.77	*	1.12	*	0.77	*	1.12	*	0.95	*	21
7.90	13.37	1,442	0.80	(d)	1.15	(d)	0.80	(d)	1.15	(d)	0.72		23
7.23	(7.80)	1,660	0.65		1.17		0.65		1.17		3.23		140
8.20	5.90	2,821	0.66		1.17		0.66		1.17		5.85		22
8.21	4.54	2,331	0.71	(l)	1.26	(l)	0.71	(l)	1.26	(l)	4.09		41
8.14	12.53	1,226	0.76		1.35		0.76		1.35		4.80		7

$10.51	7.47%	$4,517	0.34	%*	0.68	%*	0.34	%*	0.68	%*	1.33	%*	28%
10.10	13.84	4,953	0.33		0.68		0.33		0.68		1.24		36
9.15	(6.78)	3,222	0.17		0.68		0.17		0.68		3.82		142
10.32	3.20	3,097	0.18	*	1.92	*	0.18	*	1.92	*	1.28	*	6

10.48	7.23	126	0.59	*	0.93	*	0.59	*	0.93	*	1.22	*	28
10.09	13.75	11	0.58		0.93		0.58		0.93		0.91		36
9.13	(7.04)	31	0.42		0.93		0.42		0.93		3.88		142
10.31	3.10	10	0.43	*	2.17	*	0.43	*	2.17	*	1.05	*	6

10.48	7.19	65	0.79	*	1.13	*	0.79	*	1.13	*	0.93	*	28
10.08	13.43	46	0.81	(d)	1.16	(d)	0.81	(d)	1.16	(d)	0.58		36
9.12	(7.29)	133	0.67		1.18		0.67		1.18		3.67		142
10.31	3.10	59	0.68	*	2.42	*	0.68	*	2.42	*	3.61	*	6

$8.73	5.15%	$10,241	0.13	%*	0.55	%*	0.13	%*	0.55	%*	2.53	%*	6%
8.46	9.58	13,780	0.15		0.55		0.15		0.55		2.54		35
8.02	(3.46)	15,833	0.03		0.55		0.03		0.55		3.67		74
8.62	5.27	30,810	0.04		0.55		0.04		0.55		4.38		50
8.71	0.96	18,227	0.15	(m)	0.65	(m)	0.15	(m)	0.65	(m)	3.12		26
8.87	9.04	15,873	0.23		0.75		0.23		0.75		4.03		74

8.73	5.16	16,027	0.38	*	0.80	*	0.38	*	0.80	*	2.30	*	6
8.45	9.16	16,071	0.40		0.80		0.40		0.80		2.26		35
8.02	(3.60)	26,837	0.28		0.80		0.28		0.80		3.40		74
8.61	5.02	57,610	0.29		0.80		0.29		0.80		3.81		50
8.70	0.61	28,156	0.40	(m)	0.90	(m)	0.40	(m)	0.90	(m)	2.72		26
8.87	8.85	27,540	0.48		1.00		0.48		1.00		4.27		74

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Income Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$8.44	$0.09	$0.33	$0.42	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	8.01	0.18	0.53	0.71	(0.28)	0.00	0.00	(0.28)
03/31/2016	8.61	0.28	(0.62)	(0.34)	(0.26)	0.00	0.00	(0.26)
03/31/2015	8.70	0.31	0.10	0.41	(0.38)	(0.10)	(0.02)	(0.50)
03/31/2014	8.86	0.21	(0.17)	0.04	(0.20)	0.00	0.00	(0.20)
03/31/2013	8.47	0.35	0.36	0.71	(0.31)	0.00	(0.01)	(0.32)

PIMCO Global Multi-Asset Fund (Consolidated)
Institutional Class
04/01/2017 - 09/30/2017+	$11.77	$0.14	$0.59	$0.73	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	10.82	0.28	0.92	1.20	(0.25)	0.00	0.00	(0.25)
03/31/2016	11.50	0.36	(1.04)	(0.68)	0.00	0.00	0.00	0.00
03/31/2015	10.41	0.30	0.85	1.15	0.00	0.00	(0.06)	(0.06)
03/31/2014	11.37	0.34	(1.20)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
03/31/2013	11.35	0.29	0.15	0.44	(0.38)	(0.04)	0.00	(0.42)
Class P
04/01/2017 - 09/30/2017+	11.75	0.13	0.59	0.72	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.80	0.27	0.92	1.19	(0.24)	0.00	0.00	(0.24)
03/31/2016	11.50	0.35	(1.05)	(0.70)	0.00	0.00	0.00	0.00
03/31/2015	10.41	0.29	0.86	1.15	0.00	0.00	(0.06)	(0.06)
03/31/2014	11.37	0.31	(1.17)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
03/31/2013	11.33	0.28	0.15	0.43	(0.35)	(0.04)	0.00	(0.39)
Class D
04/01/2017 - 09/30/2017+	11.67	0.11	0.59	0.70	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.74	0.22	0.90	1.12	(0.19)	0.00	0.00	(0.19)
03/31/2016	11.48	0.29	(1.03)	(0.74)	0.00	0.00	0.00	0.00
03/31/2015	10.42	0.23	0.86	1.09	0.00	0.00	(0.03)	(0.03)
03/31/2014	11.42	0.26	(1.19)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
Class A
04/01/2017 - 09/30/2017+	11.67	0.11	0.59	0.70	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.73	0.22	0.91	1.13	(0.19)	0.00	0.00	(0.19)
03/31/2016	11.48	0.30	(1.05)	(0.75)	0.00	0.00	0.00	0.00
03/31/2015	10.42	0.23	0.86	1.09	0.00	0.00	(0.03)	(0.03)
03/31/2014	11.42	0.27	(1.20)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
Class C
04/01/2017 - 09/30/2017+	11.37	0.07	0.57	0.64	(0.00)	0.00	0.00	(0.00)
03/31/2017	10.46	0.13	0.89	1.02	(0.11)	0.00	0.00	(0.11)
03/31/2016	11.28	0.21	(1.03)	(0.82)	0.00	0.00	0.00	0.00
03/31/2015	10.28	0.15	0.85	1.00	0.00	0.00	(0.00)	(0.00)
03/31/2014	11.31	0.19	(1.19)	(1.00)	(0.00)	0.00	(0.03)	(0.03)
03/31/2013	11.13	0.13	0.15	0.28	(0.06)	(0.04)	0.00	(0.10)

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
					Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.72	5.05%	$5,911	0.58	%*	1.00	%*	0.58	%*	1.00	%*	2.09	%*	6%
8.44	8.98	7,800	0.63	(d)	1.03	(d)	0.63	(d)	1.03	(d)	2.10		35
8.01	(3.93)	7,163	0.53		1.05		0.53		1.05		3.37		74
8.61	4.74	8,673	0.54		1.05		0.54		1.05		3.56		50
8.70	0.48	8,635	0.65	(m)	1.15	(m)	0.65	(m)	1.15	(m)	2.47		26
8.86	8.46	9,077	0.73		1.25		0.73		1.25		3.95		74

$12.43	6.18%	$231,762	0.99	%*	1.20	%*	0.81	%*	1.02	%*	2.34	%*	135%
11.77	11.19	290,714	0.89		1.13		0.79		1.03		2.49		327
10.82	(5.91)	365,733	0.80		1.07		0.73		1.00		3.21		380
11.50	11.10	590,159	0.61		1.03		0.57		0.99		2.77		444
10.41	(7.53)	879,815	0.51		1.00		0.49		0.98		3.17		94
11.37	3.93	2,232,436	0.54		1.04		0.52		1.02		2.59		223

12.41	6.14	48,962	1.09	*	1.30	*	0.91	*	1.12	*	2.22	*	135
11.75	11.10	47,466	0.99		1.23		0.89		1.13		2.40		327
10.80	(6.09)	71,807	0.90		1.17		0.83		1.10		3.13		380
11.50	11.05	94,550	0.71		1.13		0.67		1.09		2.60		444
10.41	(7.58)	128,371	0.61		1.10		0.59		1.08		2.88		94
11.37	3.83	789,716	0.64		1.14		0.62		1.12		2.46		223

12.33	6.01	16,759	1.44	*	1.65	*	1.26	*	1.47	*	1.87	*	135
11.67	10.51	18,352	1.42	(d)	1.66	(d)	1.32	(d)	1.56	(d)	1.95		327
10.74	(6.45)	23,432	1.40		1.67		1.33		1.60		2.61		380
11.48	10.48	32,129	1.21		1.63		1.17		1.59		2.10		444
10.42	(8.13)	54,599	1.11		1.60		1.09		1.58		2.47		94
11.42	3.35	186,755	1.14		1.64		1.12		1.62		1.89		223

12.33	6.02	102,682	1.44	*	1.65	*	1.26	*	1.47	*	1.87	*	135
11.67	10.61	97,853	1.42	(d)	1.66	(d)	1.32	(d)	1.56	(d)	1.97		327
10.73	(6.53)	144,398	1.40		1.67		1.33		1.60		2.68		380
11.48	10.48	173,624	1.21		1.63		1.17		1.59		2.13		444
10.42	(8.14)	277,675	1.11		1.60		1.09		1.58		2.51		94
11.42	3.35	887,996	1.14		1.64		1.12		1.62		1.89		223

12.01	5.63	93,451	2.19	*	2.40	*	2.01	*	2.22	*	1.12	*	135
11.37	9.81	105,531	2.17	(d)	2.41	(d)	2.07	(d)	2.31	(d)	1.21		327
10.46	(7.27)	143,279	2.15		2.42		2.08		2.35		1.91		380
11.28	9.73	168,676	1.96		2.38		1.92		2.34		1.38		444
10.28	(8.83)	252,325	1.86		2.35		1.84		2.33		1.76		94
11.31	2.58	737,592	1.89		2.39		1.87		2.37		1.18		223

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Multi-Asset Fund (Consolidated) (Cont.)
Class R
04/01/2017 - 09/30/2017+	$11.55	$0.10	$0.58	$0.68	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2017	10.63	0.19	0.89	1.08	(0.16)	0.00	0.00	(0.16)
03/31/2016	11.40	0.26	(1.03)	(0.77)	0.00	0.00	0.00	0.00
03/31/2015	10.36	0.21	0.85	1.06	0.00	0.00	(0.02)	(0.02)
03/31/2014	11.36	0.25	(1.19)	(0.94)	(0.03)	0.00	(0.03)	(0.06)
03/31/2013	11.21	0.20	0.13	0.33	(0.14)	(0.04)	0.00	(0.18)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.
(c)	Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.
(d)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.
(e)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.53%.
(f)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.15% to an annual rate of 0.55%.
(g)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.03% to an annual rate of 0.55%.
(h)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.12% to an annual rate of 0.58%.
(i)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.58%.
(j)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.15% to an annual rate of 0.60%.
(k)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.60%.
(l)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.18% to an annual rate of 0.62%.
(m)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.20% to an annual rate of 0.50%.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
					Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.20	5.86%	$5,316	1.69	%*	1.90	%*	1.51	%*	1.72	%*	1.62	%*	135%
11.55	10.26	5,869	1.67	(d)	1.91	(d)	1.57	(d)	1.81	(d)	1.70		327
10.63	(6.75)	7,200	1.65		1.92		1.58		1.85		2.36		380
11.40	10.24	11,022	1.46		1.88		1.42		1.84		1.92		444
10.36	(8.27)	13,919	1.36		1.85		1.34		1.83		2.33		94
11.36	3.02	20,858	1.39		1.89		1.37		1.87		1.79		223

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Multi-Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund

Assets:
Investments, at value
Investments in securities*	$10,301	$1,511	$3,466	$4,675
Investments in Affiliates	99,054	28,441	31,153	39,692
Financial Derivative Instruments
Exchange-traded or centrally cleared	322	71	75	4
Over the counter	1,761	92	163	244
Cash	549	44	74	1
Deposits with counterparty	1,870	110	104	148
Foreign currency, at value	103	9	16	3
Receivable for investments sold	913	1	1	1
Receivable for investments in Affiliates sold	0	89	87	120
Receivable for investments sold on a delayed-delivery basis	4	0	0	0
Receivable for TBA investments sold	0	0	0	0
Receivable for Fund shares sold	83	24	35	24
Interest and/or dividends receivable	11	0	0	0
Dividends receivable from Affiliates	43	45	45	52
Total Assets	115,014	30,437	35,219	44,964

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$1,326	$0	$0	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	330	26	28	20
Over the counter	1,657	56	79	111
Payable for investments purchased	382	0	0	0
Payable for investments in Affiliates purchased	43	45	45	52
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	570	0	0	250
Payable for Fund shares redeemed	155	12	6	4
Accrued investment advisory fees	11	2	5	7
Accrued supervisory and administrative fees	11	2	2	2
Accrued distribution fees	1	3	5	5
Accrued servicing fees	0	1	0	1
Accrued reimbursement to PIMCO	1	0	0	0
Total Liabilities	4,487	147	170	452

Net Assets	$110,527	$30,290	$35,049	$44,512

Net Assets Consist of:
Paid in capital	$111,510	$33,459	$36,928	$46,683
Undistributed (overdistributed) net investment income	371	688	523	606
Accumulated undistributed net realized gain (loss)	(2,539)	(5,911)	(5,107)	(7,143)
Net unrealized appreciation (depreciation)	1,185	2,054	2,705	4,366

Net Assets	$110,527	$30,290	$35,049	$44,512

Cost of investments in securities	$10,294	$1,553	$3,562	$4,793
Cost of investments in Affiliates	$97,786	$26,312	$28,368	$35,319
Cost of foreign currency held	$103	$9	$17	$3
Proceeds received on short sales	$1,301	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$141	$123	$122	$20

* Includes repurchase agreements of:	$0	$0	$0	$320

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund

$2,743	$2,666	$1,890	$3,207	$514	$1,244
24,874	25,670	16,511	25,852	4,058	30,626

4	4	4	6	0	71
144	150	99	158	25	82
0	10	0	1	112	37
95	95	62	104	16	79
2	3	2	1	4	21
0	2	0	0	8	2
35	98	110	53	0	90
0	0	0	0	0	0
0	0	0	0	0	0
20	22	20	30	7	17
0	0	0	0	0	0
29	27	15	23	4	52
27,946	28,747	18,713	29,435	4,748	32,321

$0	$0	$0	$0	$0	$0

13	15	11	16	3	22
76	85	59	93	15	53
0	0	0	0	7	0
96	27	15	22	14	52
0	0	0	0	0	0
0	0	0	0	0	0
2	3	2	51	0	5
6	6	4	7	1	2
1	1	1	2	0	3
3	2	1	3	0	4
0	1	0	0	0	1
0	0	0	0	0	0
197	140	93	194	40	142

$27,749	$28,607	$18,620	$29,241	$4,708	$32,179

$28,890	$28,265	$18,083	$29,136	$4,405	$35,303
865	600	778	802	19	413
(5,060)	(3,505)	(2,436)	(4,138)	(184)	(5,142)
3,054	3,247	2,195	3,441	468	1,605

$27,749	$28,607	$18,620	$29,241	$4,708	$32,179

$2,813	$2,740	$1,936	$3,281	$527	$1,279
$21,796	$22,387	$14,289	$22,366	$3,582	$28,948
$2	$3	$1	$1	$4	$22
$0	$0	$0	$0	$0	$0
$17	$22	$25	$32	$2	$123

$165	$0	$201	$241	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Statements of Assets and Liabilities (Cont.)

	PIMCO Multi-Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund

Net Assets:
Institutional Class	$102,200	$10,524	$11,012	$18,457
Class P	3,901	N/A	N/A	N/A
Administrative Class	N/A	15,391	22,312	22,989
Class D	3,615	N/A	N/A	N/A
Class A	811	4,375	1,725	3,066

Shares Issued and Outstanding:
Institutional Class	10,309	1,268	1,083	2,271
Class P	394	N/A	N/A	N/A
Administrative Class	N/A	1,810	2,196	2,828
Class D	368	N/A	N/A	N/A
Class A	82	529	169	380

Net Asset Value Per Share Outstanding:
Institutional Class	$9.91	$8.30	$10.17	$8.13
Class P	9.90	N/A	N/A	N/A
Administrative Class	N/A	8.50	10.16	8.13
Class D	9.83	N/A	N/A	N/A
Class A	9.94	8.28	10.18	8.07

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund

$10,201	$14,255	$8,469	$14,990	$4,517	$10,241
N/A	N/A	N/A	N/A	N/A	N/A
16,415	11,681	9,629	13,025	126	16,027
N/A	N/A	N/A	N/A	N/A	N/A
1,133	2,671	522	1,226	65	5,911

987	1,807	799	1,852	430	1,172
N/A	N/A	N/A	N/A	N/A	N/A
1,589	1,481	914	1,615	12	1,837
N/A	N/A	N/A	N/A	N/A	N/A
110	341	50	153	6	678

$10.34	$7.89	$10.60	$8.10	$10.51	$8.73
N/A	N/A	N/A	N/A	N/A	N/A
10.33	7.89	10.54	8.06	10.48	8.73
N/A	N/A	N/A	N/A	N/A	N/A
10.32	7.84	10.54	8.02	10.48	8.72

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Assets:
Investments, at value
Investments in securities*	$471,229
Investments in Affiliates	121,168
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,972
Over the counter	4,808
Cash	1
Deposits with counterparty	7,161
Foreign currency, at value	5,574
Receivable for investments sold	640
Receivable for investments sold on a delayed-delivery basis	340
Receivable for TBA investments sold	62,641
Receivable for Fund shares sold	82
Interest and/or dividends receivable	1,327
Dividends receivable from Affiliates	241
Reimbursement receivable from PIMCO	30
Total Assets	678,214

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$77,968
Payable for sale-buyback transactions	2,804
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,244
Over the counter	8,172
Payable for investments purchased	1,041
Payable for investments in Affiliates purchased	241
Payable for TBA investments purchased	84,157
Deposits from counterparty	1,858
Payable for Fund shares redeemed	270
Accrued investment advisory fees	343
Accrued supervisory and administrative fees	72
Accrued distribution fees	64
Accrued servicing fees	43
Other liabilities	5
Total Liabilities	179,282

Net Assets	$498,932

Net Assets Consist of:
Paid in capital	$614,894
Undistributed (overdistributed) net investment income	1,303
Accumulated undistributed net realized gain (loss)	(130,820)
Net unrealized appreciation (depreciation)	13,555

Net Assets	$498,932

Cost of investments in securities	$465,803
Cost of investments in Affiliates	$114,980
Cost of foreign currency held	$5,562
Cost or premiums of financial derivative instruments, net	$(1,148)

* Includes repurchase agreements of:	$50,186

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Global Multi- Asset Fund

Net Assets:
Institutional Class	$231,762
Class P	48,962
Class D	16,759
Class A	102,682
Class C	93,451
Class R	5,316

Shares Issued and Outstanding:
Institutional Class	18,638
Class P	3,944
Class D	1,359
Class A	8,326
Class C	7,783
Class R	436

Net Asset Value Per Share Outstanding:
Institutional Class	$12.43
Class P	12.41
Class D	12.33
Class A	12.33
Class C	12.01
Class R	12.20

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Multi-Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund

Investment Income:
Interest	$55	$0	$(2)	$(4)
Dividends	2	0	0	0
Dividends from Investments in Affiliates	1,330	442	420	483
Total Income	1,387	442	418	479

Expenses:
Investment advisory fees	565	91	98	128
Supervisory and administrative fees	60	16	11	15
Distribution and/or servicing fees - Administrative Class	0	19	27	28
Distribution and/or servicing fees - Class D	4	0	0	0
Distribution fees - Class C	1 (a)	0	0	0
Distribution fees - Class R	0	0	0	0
Servicing fees - Class A	1	9	3	5
Servicing fees - Class C	0 (a)	0	0	0
Servicing fees - Class R	0	0	0	0
Dividends on short sales	4	0	0	0
Trustee fees	0	0	0	0
Interest expense	3	0	0	1
Miscellaneous expense	3	0	0	0
Total Expenses	641	135	139	177
Waiver and/or Reimbursement by PIMCO	(436)	(71)	(71)	(84)
Net Expenses	205	64	68	93

Net Investment Income (Loss)	1,182	378	350	386

Net Realized Gain (Loss):
Investments in securities	117	34	78	215
Investments in Affiliates	883	135	31	42
Exchange-traded or centrally cleared financial derivative instruments	(34)	(155)	(158)	(183)
Over the counter financial derivative instruments	(1,297)	719	852	1,144
Short sales	(30)	0	0	0
Foreign currency	(14)	6	18	(28)

Net Realized Gain (Loss)	(375)	739	821	1,190

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(78)	(42)	(95)	(234)
Investments in Affiliates	211	674	907	1,207
Exchange-traded or centrally cleared financial derivative instruments	20	6	9	2
Over the counter financial derivative instruments	49	31	78	225
Short sales	(1)	0	0	0
Foreign currency assets and liabilities	2	1	1	6

Net Change in Unrealized Appreciation (Depreciation)	203	670	900	1,206

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,010	$1,787	$2,071	$2,782

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.

40	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund

$(1)	$(1)	$1	$1	$0	$0
0	0	0	0	0	0
290	288	189	273	38	461
289	287	190	274	38	461

87	94	71	106	14	87
9	11	7	10	2	16
20	14	12	15	0	20
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
3	4	1	2	0	9
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	1	0	0
0	0	0	0	0	0
119	123	91	134	16	132
(53)	(56)	(41)	(59)	(8)	(73)
66	67	50	75	8	59

223	220	140	199	30	402

181	223	198	288	27	27
593	1,321	2,016	2,829	9	79
(133)	(142)	(101)	(166)	(17)	(123)
793	906	711	1,050	147	652
0	0	0	0	0	0
4	10	6	10	3	6

1,438	2,318	2,830	4,011	169	641

(164)	(188)	(158)	(233)	(24)	(35)
254	(381)	(1,312)	(1,781)	134	689
0	9	5	15	(1)	12
143	154	126	188	17	23
0	0	0	0	0	0
(2)	4	2	5	0	2

231	(402)	(1,337)	(1,806)	126	691

$1,892	$2,136	$1,633	$2,404	$325	$1,734

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Consolidated Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi-Asset Fund

Investment Income:
Interest	$5,668
Dividends, net of foreign taxes*	837
Dividends from Investments in Affiliates	2,536
Total Income	9,041

Expenses:
Investment advisory fees	2,585
Supervisory and administrative fees	436
Distribution and/or servicing fees - Class D	22
Distribution fees - Class C	362
Distribution fees - Class R	7
Servicing fees - Class A	127
Servicing fees - Class C	121
Servicing fees - Class R	7
Trustee fees	1
Interest expense	485
Total Expenses	4,153
Waiver and/or Reimbursement by PIMCO	(559)
Net Expenses	3,594

Net Investment Income (Loss)	5,447

Net Realized Gain (Loss):
Investments in securities	1,813
Investments in Affiliates	(1,115)
Exchange-traded or centrally cleared financial derivative instruments	9,038
Over the counter financial derivative instruments	6,385
Short sales	(50)
Foreign currency	(1,540)

Net Realized Gain (Loss)	14,531

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	3,893
Investments in Affiliates	3,430
Exchange-traded or centrally cleared financial derivative instruments	4,814
Over the counter financial derivative instruments	(1,184)
Foreign currency assets and liabilities	1,473

Net Change in Unrealized Appreciation (Depreciation)	12,426

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,404

* Foreign tax withholdings - Dividends	$1

42	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Multi-Strategy Alternative Fund			PIMCO REALPATH® 2020 Fund			PIMCO REALPATH® 2025 Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,182		$2,110	$378	$934		$350	$790
Net realized gain (loss)	(375)		421	739	600		821	1,021
Net change in unrealized appreciation (depreciation)	203		1,290	670	2,452		900	2,248

Net Increase (Decrease) in Net Assets Resulting from Operations	1,010		3,821	1,787	3,986		2,071	4,059

Distributions to Shareholders:
From net investment income
Institutional Class	0		(3,350)	(319)	(382)		(224)	(459)
Class P	0		(176)	0	0		0	0
Administrative Class	0		0	(417)	(331)		(437)	(660)
Class D	0		(76)	0	(7	)(b)	0	(3	)(b)
Class A	0		(36)	(164)	(147)		(39)	(60)
Class C	0	(a)	(19)	0	(8	)(b)	0	(2	)(b)
Tax basis return of capital
Institutional Class	0		(142)	0	0		0	0
Class P	0		(9)	0	0		0	0
Administrative Class	0		0	0	0		0	0
Class D	0		(3)	0	0	(b)	0	0	(b)
Class A	0		(2)	0	0		0	0
Class C	0	(a)	(1)	0	0	(b)	0	0	(b)

Total Distributions(c)	0		(3,814)	(900)	(875)		(700)	(1,184)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	5,023		51,448	(8,954)	(19,357)		(4,894)	(14,258)

Total Increase (Decrease) in Net Assets	6,033		51,455	(8,067)	(16,246)		(3,523)	(11,383)

Net Assets:
Beginning of period	104,494		53,039	38,357	54,603		38,572	49,955
End of period*	$110,527		$104,494	$30,290	$38,357		$35,049	$38,572

* Including undistributed (overdistributed) net investment income of:	$371		$(811)	$688	$1,210		$523	$873

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.
(b)	Class D and Class C Shares liquidated at the close of business on October 28, 2016.
(c)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Statements of Changes in Net Assets (Cont.)

	PIMCO REALPATH® 2030 Fund			PIMCO REALPATH® 2035 Fund			PIMCO REALPATH® 2040 Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$386	$927		$223	$612		$220	$698
Net realized gain (loss)	1,190	1,740		1,438	1,702		2,318	2,374
Net change in unrealized appreciation (depreciation)	1,206	3,526		231	2,737		(402)	3,485

Net Increase (Decrease) in Net Assets Resulting from Operations	2,782	6,193		1,892	5,051		2,136	6,557

Distributions to Shareholders:
From net investment income
Institutional Class	(365)	(842)		(419)	(327)		(536)	(1,208)
Class P	0	0		0	0		0	0
Administrative Class	(460)	(795)		(703)	(229)		(443)	(393)
Class D	0	(6	)(a)	0	(2	)(a)	0	(7	)(a)
Class A	(75)	(147)		(77)	(28)		(121)	(124)
Class C	0	(3	)(a)	0	0	(a)	0	(1	)(a)
Tax basis return of capital
Institutional Class	0	0		0	0		0	0
Class P	0	0		0	0		0	0
Administrative Class	0	0		0	0		0	0
Class D	0	0	(a)	0	0	(a)	0	0	(a)
Class A	0	0		0	0		0	0
Class C	0	0	(a)	0	0	(a)	0	0	(a)

Total Distributions(b)	(900)	(1,793)		(1,199)	(586)		(1,100)	(1,733)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(5,283)	(24,089)		(10,210)	(18,973)		(20,118)	(19,365)

Total Increase (Decrease) in Net Assets	(3,401)	(19,689)		(9,517)	(14,508)		(19,082)	(14,541)

Net Assets:
Beginning of period	47,913	67,602		37,266	51,774		47,689	62,230
End of period*	$44,512	$47,913		$27,749	$37,266		$28,607	$47,689

* Including undistributed (overdistributed) net investment income of:	$606	$1,120		$865	$1,841		$600	$1,480

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D and Class C Shares liquidated at the close of business on October 28, 2016.
(b)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

44	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO REALPATH® 2045 Fund			PIMCO REALPATH® 2050 Fund			PIMCO REALPATH® 2055 Fund			PIMCO REALPATH® Income Fund

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

$140	$555		$199	$752		$30	$49		$402	$1,005
2,830	2,075		4,011	4,274		169	214		641	1,008
(1,337)	3,117		(1,806)	4,222		126	273		691	1,852

1,633	5,747		2,404	9,248		325	536		1,734	3,865

(572)	(624)		(763)	(1,879)		(136)	(127)		(199)	(525)
0	0		0	0		0	0		0	0
(681)	(162)		(663)	(395)		(2)	0		(281)	(615)
0	0	(a)	0	(2	)(a)	0	0	(a)	0	(8	)(a)
(47)	(14)		(74)	(55)		(2)	(3)		(120)	(262)
0	0	(a)	0	0	(a)	0	0	(a)	0	(7	)(a)

0	0		0	0		0	0		0	0
0	0		0	0		0	0		0	0
0	0		0	0		0	0		0	0
0	0	(a)	0	0	(a)	0	0	(a)	0	0	(a)
0	0		0	0		0	0		0	0
0	0	(a)	0	0	(a)	0	0	(a)	0	0	(a)

(1,300)	(800)		(1,500)	(2,331)		(140)	(130)		(600)	(1,417)

(29,173)	733		(35,339)	(27,799)		(487)	1,186		(6,606)	(17,880)

(28,840)	5,680		(34,435)	(20,882)		(302)	1,592		(5,472)	(15,432)

47,460	41,780		63,676	84,558		5,010	3,418		37,651	53,083
$18,620	$47,460		$29,241	$63,676		$4,708	$5,010		$32,179	$37,651

$778	$1,938		$802	$2,103		$19	$129		$413	$611

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$5,447	$13,861
Net realized gain (loss)	14,531	14,770
Net change in unrealized appreciation (depreciation)	12,426	35,883

Net Increase (Decrease) in Net Assets Resulting from Operations	32,404	64,514

Distributions to Shareholders:
From net investment income
Institutional Class	(1,329)	(6,955)
Class P	(244)	(1,111)
Administrative Class	0	(0	)(a)
Class D	(58)	(323)
Class A	(353)	(1,837)
Class C	(5)	(1,186)
Class R	(12)	(91)

Total Distributions(b)	(2,001)	(11,503)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(97,256)	(243,106)

Total Increase (Decrease) in Net Assets	(66,853)	(190,095)

Net Assets:
Beginning of period	565,785	755,880
End of period*	$498,932	$565,785

* Including undistributed (overdistributed) net investment income of:	$1,303	$(2,143)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

46	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended 09/30/2017 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$32,404

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(732,675)
Proceeds from sales of long-term securities	797,088
(Purchases) Proceeds from sales of short-term portfolio investments, net	17,791
(Increase) decrease in deposits with counterparty	(3,181)
(Increase) decrease in receivable for investments sold	12,234
(Increase) decrease in interest and/or dividends receivable	144
(Increase) decrease in dividends receivable from Affiliates	39
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	12,084
Proceeds from (Payments on) over the counter financial derivative instruments	5,960
Increase (decrease) in payable for investments purchased	(17,676)
Increase (decrease) in deposits from counterparty	(1,167)
Increase (decrease) in accrued investment advisory fees	(86)
Increase (decrease) in accrued supervisory and administrative fees	(9)
Increase (decrease) in accrued distribution fees	(14)
Increase (decrease) in accrued servicing fees	(4)
(Increase) decrease in reimbursement receivable from PIMCO	5
Proceeds from (Payments on) short sales transactions, net	(2,153)
Proceeds from (Payments on) foreign currency transactions	(67)
Increase (decrease) in other liabilities	(1)
Net Realized (Gain) Loss
Investments in securities	(1,813)
Investments in Affiliates	1,115
Exchange-traded or centrally cleared financial derivative instruments	(9,038)
Over the counter financial derivative instruments	(6,385)
Short sales	50
Foreign currency	1,540
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(3,893)
Investments in Affiliates	(3,430)
Exchange-traded or centrally cleared financial derivative instruments	(4,814)
Over the counter financial derivative instruments	1,184
Foreign currency assets and liabilities	(1,473)
Net amortization (accretion) on investments	(365)

Net Cash Provided by (Used for) Operating Activities	93,394

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	29,043
Payments on shares redeemed	(128,333)
Increase (decrease) in overdraft due to custodian	(274)
Cash distributions paid*	(271)
Proceeds from reverse repurchase agreements	600,130
Payments on reverse repurchase agreements	(600,129)
Proceeds from sale-buyback transactions	653,138
Payments on sale-buyback transactions	(670,972)

Net Cash Received from (Used for) Financing Activities	(117,668)

Net Increase (Decrease) in Cash and Foreign Currency	(24,274)

Cash and Foreign Currency:
Beginning of period	29,849
End of period	$5,575

* Reinvestment of distributions	$1,730

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$458

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Multi-Strategy Alternative Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.3%

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Bonds
2.750% due 08/15/2047	$800	$782
U.S. Treasury Notes
2.375% due 08/15/2024	2,500	2,535

Total U.S. Treasury Obligations (Cost $3,341)		3,317

	SHARES
COMMON STOCKS 0.1%

INFORMATION TECHNOLOGY 0.1%
Apple, Inc. (e)	1,145	176

Total Common Stocks (Cost $145)		176

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.2%

SHORT-TERM NOTES 0.3%

Federal Home Loan Bank
1.010% due 11/02/2017 (b)(c)	$300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 5.0%
0.990% due 11/02/2017 - 01/04/2018 (a)(b)(e)	$5,517	$5,511

U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
1.079% due 01/02/2018 (b)(c)	1,000	997

Total Short-Term Instruments (Cost $6,808)		6,808

Total Investments in Securities (Cost $10,294)		10,301

	SHARES
INVESTMENTS IN AFFILIATES 89.6%

MUTUAL FUNDS (d) 76.2%
PIMCO CommoditiesPLUS® Strategy Fund	222,456	1,308
PIMCO Credit Absolute Return Fund	546,212	5,588
PIMCO EqS® Long/Short Fund	1,572,496	19,200
PIMCO Mortgage Opportunities Fund	498,651	5,570
PIMCO RAE Worldwide Long/Short PLUS Fund	2,235,520	22,467

	SHARES	MARKET VALUE (000S)
PIMCO RealEstateRealReturn Strategy Fund	667,041	$5,537
PIMCO TRENDS Managed Futures Strategy Fund	2,032,719	19,026
PIMCO Unconstrained Bond Fund	501,833	5,585

Total Mutual Funds (Cost $83,012)		84,281

SHORT-TERM INSTRUMENTS 13.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%
PIMCO Short-Term Floating NAV Portfolio III	1,494,448	14,773

Total Short-Term Instruments (Cost $14,774)		14,773

Total Investments in Affiliates (Cost $97,786)		99,054

Total Investments 98.9% (Cost $108,080)		$109,355

Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $141)		96

Other Assets and Liabilities, net 1.0%		1,076

Net Assets 100.0%		$110,527

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Exchange-Traded Funds (1.2)%
GSC	Technology Select Sector SPDR Fund	2,209	$(124)	$(131)
MSC	iShares MSCI EAFE ETF	17,451	(1,177)	(1,195)

Total Short Sales (1.2)%			$(1,301)	$(1,326)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Prime Brokerage Agreement
GSC	$0	$0	$0	$(131)	$(131)	$20	$(111)
MSC	0	0	0	(1,195)	(1,195)	1,563	368

Total Borrowings and Other Financing Transactions	$0	$0	$0	$(1,326)

(e)	Securities with an aggregate market value of $1,583 and cash of $1,235 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

48	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE iShares MSCI EAFE Fund	$66.000	03/16/2018	547	$55	$150	$203
Put - CBOE iShares MSCI EAFE Fund	66.000	03/16/2018	547	55	211	80

					$361	$283

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE Volatility S&P 500	30.000	11/15/2017	697	$70	$41	$8

OPTIONS ON SECURITIES

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE Apple, Inc.	$120.000	01/19/2018	215	$22	$126	$10

Total Purchased Options					$528	$301

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE Technology Select Sector SPDR Fund	$45.000	01/19/2018	612	$61	$(106)	$(4)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOE S&P 500	2,400.000	03/16/2018	15	$2	$(165)	$(241)
Put - CBOE S&P 500	2,400.000	03/16/2018	15	2	(180)	(68)
Call - CBOE Volatility S&P 500	35.000	11/15/2017	697	70	(26)	(4)

					$(371)	$(313)

Total Written Options					$(477)	$(317)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	15	$1,887	$25	$6	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	10		$(1,258)	$(23)	$0	$(4)
Euro STOXX 50 December Futures	12/2017	9	EUR	(380)	(8)	0	(3)
Volatility S&P 500 Index December Futures	12/2017	4		$(54)	3	0	0
Volatility S&P 500 Index November Futures	11/2017	7		(91)	8	1	0
Volatility S&P 500 Index October Futures	10/2017	10		(117)	21	3	0
VSTOXX Mini December Futures	12/2017	9	EUR	(16)	2	0	0
VSTOXX Mini November Futures	11/2017	19		(35)	4	1	0
VSTOXX Mini October Futures	10/2017	28		(46)	9	1	0

					$16	$6	$(7)

Total Futures Contracts					$41	$12	$(7)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(1)	3-Month CAD-Bank Bill	2.250%	Semi-Annual	06/16/2026	CAD	3,750	$13	$(49)	$(36)	$1	$0
Receive(1)	3-Month USD-LIBOR	2.080	Semi-Annual	08/15/2024	$	2,600	0	16	16	5	0
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		3,000	(14)	(4)	(18)	0	(1)
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		700	(36)	10	(26)	0	(1)
Receive(1)	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	730	7	7	14	2	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	09/15/2027	EUR	2,800	3	11	14	1	0
Pay(1)	6-Month EUR-EURIBOR	2.010	Annual	02/03/2037		800	(4)	(11)	(15)	0	0
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/15/2027	GBP	900	(2)	1	(1)	0	(2)
Receive(1)	6-Month GBP-LIBOR	1.994	Semi-Annual	02/01/2037		600	(3)	(1)	(4)	0	(2)
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		100	(1)	0	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	90,000	(1)	0	(1)	0	0

							$(38)	$(20)	$(58)	$9	$(6)

Total Swap Agreements							$(38)	$(20)	$(58)	$9	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$301	$12	$9	$322	$(317)		$(7)		$(6)	$(330)

Cash of $613 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$12	AUD	15	$0	$0
	11/2017	JPY	8,561		$78	2	0

BOA	10/2017	CAD	24		19	0	0
	10/2017	CHF	341	EUR	294	0	(5)
	10/2017		510		$540	14	0
	10/2017	EUR	147	CHF	170	1	0
	10/2017		71	GBP	64	2	0
	10/2017		1,990		$2,333	0	(19)
	10/2017	GBP	53	CHF	66	0	(3)
	10/2017		39	EUR	44	0	0
	10/2017		35		$46	0	(1)
	10/2017		$13	CAD	16	0	0
	10/2017		776	CHF	756	5	0
	10/2017		5	EUR	4	0	0
	10/2017		97	GBP	71	0	(2)
	11/2017	BRL	76		$24	0	0
	11/2017	CHF	756		777	0	(5)
	11/2017	EUR	17		20	0	0
	11/2017	MXN	450		25	0	0
	11/2017	RUB	2,119		36	0	(1)
	11/2017		$304	BRL	965	0	(1)
	11/2017		151	CLP	97,877	2	0
	11/2017		153	COP	457,274	2	0
	11/2017		2,337	EUR	1,990	19	0
	11/2017		156	INR	10,045	0	(3)
	11/2017		303	MXN	5,506	0	(3)

50	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2017	CHF	101	EUR	88	$0	$0
	10/2017		95	GBP	73	0	(1)
	10/2017	EUR	146	CHF	168	1	0
	10/2017		250	GBP	220	0	(1)
	10/2017		265		$316	3	0
	10/2017	GBP	91	EUR	103	0	0
	10/2017		88		$120	2	0
	10/2017		$118	GBP	88	0	0
	11/2017		9	CAD	11	0	0

BRC	11/2017	MYR	1,240		$290	0	(4)
	11/2017	PEN	46		14	0	0
	11/2017		$133	IDR	1,785,126	0	(1)
	11/2017		2	NZD	3	0	0

CBK	10/2017	CHF	61	EUR	53	0	0
	10/2017		138	GBP	106	0	0
	10/2017	EUR	88	CHF	100	0	0
	10/2017	GBP	424		547	1	(4)
	10/2017		$7,482	EUR	6,223	0	(127)
	10/2017		7	GBP	5	0	0
	11/2017	CLP	98,077		$156	3	0
	11/2017	COP	38,623		13	0	0
	11/2017	EUR	789		941	7	0
	11/2017	TRY	109		31	1	0
	11/2017		$299	TRY	1,090	3	0

DUB	10/2017	CHF	95	GBP	73	0	0
	10/2017	EUR	407	CHF	467	1	0
	10/2017		161	GBP	145	4	0
	10/2017	GBP	106	CHF	133	0	(5)
	10/2017		124		$163	0	(4)

FBF	11/2017	INR	10,035		156	3	0
	11/2017	KRW	345,876		308	6	0
	11/2017	PHP	7,664		152	2	0
	11/2017		$5	IDR	66,605	0	0
	11/2017		151	MYR	647	2	0
	11/2017		149	PHP	7,684	2	0

GLM	10/2017	CAD	23		$19	1	0
	10/2017	CHF	334	EUR	292	0	0
	10/2017		539	GBP	420	8	(2)
	10/2017		263		$274	3	0
	10/2017	EUR	722	CHF	828	2	0
	10/2017		74		$89	2	0
	10/2017	GBP	215	CHF	281	2	(1)
	10/2017		110	EUR	124	0	(1)
	10/2017		24		$31	0	(1)
	10/2017	JPY	1,700		15	0	0
	10/2017		$633	GBP	487	20	0
	11/2017	AUD	73		$57	0	0
	11/2017	CAD	11		9	0	0
	11/2017	CHF	494		511	0	0
	11/2017	NOK	7,327		929	8	0
	11/2017	PEN	454		139	0	0
	11/2017		$1	COP	2,951	0	0
	11/2017		286	INR	18,785	0	0
	11/2017		11	MXN	201	0	0
	11/2017		620	NOK	4,935	0	0
	06/2018	SGD	1,111		$819	0	(2)
	06/2018		$820	SGD	1,111	1	0

HUS	10/2017	GBP	71	CHF	88	0	(4)
	11/2017		$936	JPY	102,697	0	(22)

IND	10/2017		265	EUR	223	0	(2)

JPM	10/2017	AUD	12		$10	0	0
	10/2017	CHF	101	EUR	88	0	(1)
	10/2017		220	GBP	177	11	0
	10/2017	EUR	159	CHF	182	0	(1)
	10/2017		53	GBP	47	0	0
	10/2017		4,101		$4,918	72	0
	10/2017	GBP	501	CHF	636	2	(16)
	10/2017		71		$94	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017		$71	CHF	68	$0	$(1)
	10/2017		226	EUR	189	0	(3)
	10/2017		1,814	GBP	1,355	2	0
	11/2017	AUD	739		$586	7	0
	11/2017	BRL	172		54	0	0
	11/2017	GBP	1,931		2,589	0	(1)
	11/2017	IDR	297,220		22	0	0
	11/2017	KRW	13,732		12	0	0
	11/2017	MYR	13		3	0	0
	11/2017	PHP	3,162		62	0	0
	11/2017		$6	CLP	3,837	0	0
	11/2017		91	EUR	76	0	(1)
	11/2017		31	JPY	3,484	0	0
	11/2017		32	KRW	35,976	0	(1)
	11/2017		153	PEN	499	0	0
	11/2017		304	RUB	18,684	17	0
	11/2017		301	ZAR	4,101	0	0

MSB	10/2017	CHF	152		$159	2	0
	10/2017	EUR	74		88	1	0
	11/2017		$705	SEK	5,739	1	0

RBC	10/2017	CHF	83	EUR	73	0	0
	11/2017	NZD	3		$2	0	0
	11/2017	SEK	5,753		726	18	0
	11/2017		$39	CHF	37	0	0
	11/2017		88	NOK	683	0	(2)
	11/2017		14	TRY	50	0	0
	11/2017		16	ZAR	218	0	0

SOG	10/2017	CHF	68		$71	1	0
	10/2017	EUR	321	CHF	370	3	0
	10/2017		88	GBP	78	0	0
	10/2017		99		$119	2	0
	10/2017	GBP	1,664		2,161	0	(69)
	10/2017		$177	CHF	169	0	(2)
	10/2017		167	EUR	141	0	(1)
	11/2017	CHF	185		162	0	0
	11/2017	GBP	104		118	0	0

SSB	11/2017		$739	AUD	933	0	(8)
	11/2017	ZAR	421		$32	1	0

UAG	10/2017	EUR	59	CHF	68	1	0
	10/2017		59	GBP	52	0	0
	10/2017		151		$181	2	0

Total Forward Foreign Currency Contracts						$278	$(333)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC GBP versus CHF	CHF	1.256	04/24/2018	GBP	1,300	$52	$70
	Put - OTC GBP versus CHF		1.256	04/24/2018		1,300	53	29

BPS	Call - OTC EUR versus USD	$	1.283	10/03/2017	EUR	350	0	0

FBF	Call - OTC GBP versus CHF	CHF	1.258	04/25/2018	GBP	1,300	53	68
	Put - OTC GBP versus CHF		1.258	04/25/2018		1,300	53	30

GLM	Call - OTC GBP versus CHF		1.235	08/15/2018		867	41	63
	Put - OTC GBP versus CHF		1.235	08/15/2018		867	41	22

							$293	$282

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/25/2019	EUR	10,300	$640	$417

Total Purchased Options								$933	$699

52	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus GBP	GBP	0.856	04/24/2018	EUR 1,600	$(57)	$(86)
	Put - OTC EUR versus GBP		0.856	04/24/2018	1,600	(57)	(20)

FBF	Call - OTC EUR versus GBP		0.857	04/25/2018	1,600	(57)	(86)
	Put - OTC EUR versus GBP		0.857	04/25/2018	1,600	(57)	(20)

GLM	Call - OTC EUR versus GBP		0.920	08/15/2018	1,627	(66)	(36)
	Put - OTC EUR versus GBP		0.920	08/15/2018	1,627	(66)	(101)

						$(360)	$(349)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap(1)	6-Month EUR-EURIBOR	Pay	1.500%	01/25/2018	EUR	3,500	$(316)	$(243)
	Put - OTC 1-Year Interest Rate Swap(1)	6-Month EUR-EURIBOR	Pay	2.000	01/25/2018		3,500	(129)	(25)

								$(445)	$(268)

Total Written Options								$(805)	$(617)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	1,835	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	$8,970	$0	$(68)	$0	$(68)
	Pay	S&P 500 Total Return Index	3,153	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	15,409	0	(117)	0	(117)
CBK	Receive	ERAUSLT Index	28,087	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	7,850	0	130	130	0
DUB	Receive	ERAUSLT Index	54,401	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	15,204	0	253	253	0
JPM	Receive	NDDUWI Index	3,700	1-Month USD-LIBOR plus a specified spread	Monthly	02/14/2018	20,789	0	(146)	0	(146)
	Receive	JMABFNJ1 Index(5)	26,912	0.350%	Monthly	02/15/2018	2,648	0	37	37	0
	Receive	JPQIPRP1 Index(6)	203,480	1-Month USD-LIBOR plus a specified spread	Monthly	06/29/2018	22,343	0	(20)	0	(20)

								$0	$69	$420	$(351)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Pay	EUR versus GPB 1-Year ATM Realized Volatility	8.900%	Maturity	03/19/2018	$70	$0	$76	$76	$0
	Receive	EUR versus CHF 1-Year ATM Realized Volatility	9.450	Maturity	03/19/2018	62	0	(76)	0	(76)
GST	Pay	BLK versus USD 1-Year ATM Realized Volatility	20.100	Maturity	01/19/2018	5	0	14	14	0
MYC	Pay	S&P 500 Index(3)	2.690	Maturity	03/16/2018	22,417	0	274	274	0
	Receive	S&P 500 Index(3)	14.450	Maturity	03/16/2018	81	0	(268)	0	(268)
SOG	Receive	BX versus USD 1-Year ATM Realized Volatility	21.600	Maturity	01/19/2018	5	0	(12)	0	(12)

							$0	$8	$364	$(356)

Total Swap Agreements							$0	$77	$784	$(707)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
BOA	45	99	0	144	(43)	(106)	0	(149)	(5)	0	(5)
BPS	6	0	0	6	(2)	0	(185)	(187)	(181)	0	(181)
BRC	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
CBK	15	0	130	145	(131)	0	0	(131)	14	0	14
DUB	5	0	253	258	(9)	0	0	(9)	249	(260)	(11)
FBF	15	98	76	189	0	(106)	(76)	(182)	7	0	7
GLM	47	502	0	549	(7)	(405)	0	(412)	137	0	137
GST	0	0	14	14	0	0	0	0	14	0	14
HUS	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
IND	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	111	0	37	148	(26)	0	(166)	(192)	(44)	(310)	(354)
MSB	4	0	0	4	0	0	0	0	4	0	4
MYC	0	0	274	274	0	0	(268)	(268)	6	0	6
RBC	18	0	0	18	(2)	0	0	(2)	16	0	16
SOG	6	0	0	6	(72)	0	(12)	(84)	(78)	0	(78)
SSB	1	0	0	1	(8)	0	0	(8)	(7)	0	(7)
UAG	3	0	0	3	0	0	0	0	3	0	3

Total Over the Counter	$278	$699	$784	$1,761	$(333)	$(617)	$(707)	$(1,657)

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(3)	Variance Swap
(4)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.
(5)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum February Futures	124.1%	$3,285	Brent Crude March Futures	(60.1)%	$(1,592)
Arabica Coffee March Futures	80.3	2,127	Copper February Futures	(81.5)	(2,157)
Cocoa March Futures	83.7	2,216	Cotton No. 02 March Futures	(101.4)	(2,685)
Corn March Futures	95.2	2,520	Gasoil February Futures	(87.5)	(2,315)
Gold 100 oz. February Futures	144.0	3,813	Lead February Futures	(35.8)	(947)
Platinum January Futures	21.8	578	Natural Gas February Futures	(82.9)	(2,194)
Soybean March Futures	108.6	2,875	New York Harbor ULSD February Futures	(84.5)	(2,238)
Sugar No. 11 March Futures	83.9	2,220	Silver March Futures	(65.6)	(1,737)
WTI Crude February Futures	46.2	1,223	Zinc February Futures	(88.5)	(2,344)

Total Long Futures Contracts		$20,857	Total Short Futures Contracts		$(18,209)

Total Notional Amount					$2,648

(6)	The following table represents the individual positions and related values within the total return swap as of September 30, 2017:

Referenced Entity	% of Index	Shares	Value
Consumer Discretionary
Accenture Plc	0.6%	1,290	$142
Amadeus It Holding Sa	0.6	1,301	143
Broadridge Financial Solutions Inc	0.7	1,485	163
Ca Inc	0.7	1,477	162
Cognizant Technology Solutions Corporation	0.6	1,273	140
Ebay Inc	0.6	1,299	143
International Business Machines Corporation	1.3	2,674	294
Next Plc	0.7	1,427	157
Paychex Inc	1.4	2,818	309
Target Corporation	0.6	1,272	140
Other Consumer Discretionary*	10.6	1,290	2,350
Total Consumer Discretionary			$4,143

Referenced Entity	% of Index	Shares	Value
Energy
Cenovus Energy Inc	0.8%	1,578	$173
Exxon Mobil Corporation	1.5	3,043	334
Flex Ltd	0.6	1,249	137
Te Connectivity Ltd	0.6	1,316	145
Total Sa	0.7	1,523	167
Other Energy*	8.4	1,578	1,845
Total Energy			$2,801
Financials
Abn Amro Group Nv	0.7%	1,457	$160
Agnc Investment Corp (American Capital Agency Corp)	0.9	1,903	209
Annaly Capital Management Inc	1.1	2,172	238
Bank Hapoalim Bm	1.1	2,271	249

54	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Referenced Entity	% of Index	Shares	Value
Bank Leumi Le-Israel	0.7%	1,339	$147
Canadian Imperial Bank Of Commerce (Cibc)	0.7	1,462	160
Ck Hutchison Holdings Limited	0.7	1,422	156
Everest Re Group Ltd	0.8	1,713	188
Kbc Groep Nv	0.7	1,352	148
National Australia Bank Limited	0.6	1,309	144
New York Community Bancorp Inc	0.7	1,408	155
Nordea Bank Ab	0.7	1,469	161
People’s United Financial Inc	0.7	1,442	158
Vicinity Centres	0.6	1,286	141
Wells Fargo & Company	1.3	2,709	298
Westpac Banking Corporation	0.6	1,271	140
Other Financials*	7.8	1,457	1,726
Total Financials			$4,578
Health Care
Astellas Pharma Inc	0.9%	1,807	$198
Biogen Inc	0.7	1,508	166
Gilead Sciences Inc	0.7	1,422	156
Johnson & Johnson Company	1.1	2,205	242
Merck & Co Inc	0.7	1,399	154
Pfizer Inc	0.7	1,481	163
Roche Holding Ag	1.3	2,687	295
Other Health Care*	3.3	1,807	738
Total Health Care			$2,112

Referenced Entity	% of Index	Shares	Value
Industrials
General Mills Inc	1.2%	2,531	$278
Intel Corporation	0.7	1,427	157
Obayashi Corporation	0.7	1,351	148
Skf Ab	1.0	1,944	213
Skyworks Solutions Inc	0.8	1,636	180
Smiths Group Plc	0.6	1,289	142
Snap-On Incorporated	1.4	2,785	306
Subaru Corp	0.9	1,728	190
United Technologies Corporation	0.7	1,522	167
Wh Group Ltd	0.7	1,350	148
Ww Grainger Inc	1.5	3,043	334
Other Industrials*	19.9		4,408
Total Industrials			$6,671
Materials
Lyondellbasell Industries Nv	0.6%	1,282	$141
Other Materials*	4.2		934
Total Materials			$1,075
Utilities
Other Utilities*	4.3%		$963

Total Utilities			963

Total Value			$22,343

*	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of September 30, 2017.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$301	$0	$0	$301
Futures	0	0	12	0	0	12
Swap Agreements	0	0	0	0	9	9

	$0	$0	$313	$0	$9	$322

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$278	$0	$278
Purchased Options	0	0	0	282	417	699
Swap Agreements	37	0	657	90	0	784

	$37	$0	$657	$650	$417	$1,761

	$37	$0	$970	$650	$426	$2,083

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$317	$0	$0	$317
Futures	0	0	7	0	0	7
Swap Agreements	0	0	0	0	6	6

	$0	$0	$324	$0	$6	$330

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$333	$0	$333
Written Options	0	0	0	349	268	617
Swap Agreements	0	0	619	88	0	707

	$0	$0	$619	$770	$268	$1,657

	$0	$0	$943	$770	$274	$1,987

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(14)	$0	$0	$(14)
Futures	0	0	64	0	(20)	44
Swap Agreements	0	0	0	0	(64)	(64)

	$0	$0	$50	$0	$(84)	$(34)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(47)	$0	$(47)
Purchased Options	0	0	0	516	(22)	494
Written Options	0	0	0	(375)	55	(320)
Swap Agreements	(38)	0	(1,365)	(21)	0	(1,424)

	$(38)	$0	$(1,365)	$73	$33	$(1,297)

	$(38)	$0	$(1,315)	$73	$(51)	$(1,331)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(171)	$0	$0	$(171)
Written Options	0	0	101	0	0	101
Futures	0	0	16	0	18	34
Swap Agreements	0	0	0	0	56	56

	$0	$0	$(54)	$0	$74	$20

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(163)	$0	$(163)
Purchased Options	0	0	0	184	(44)	140
Written Options	0	0	0	(74)	10	(64)
Swap Agreements	41	0	101	(6)	0	136

	$41	$0	$101	$(59)	$(34)	$49

	$41	$0	$47	$(59)	$40	$69

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,317	$0	$3,317
Common Stocks
Information Technology	176	0	0	176
Short-Term Instruments
Short-Term Notes	0	300	0	300
U.S. Treasury Bills	0	5,511	0	5,511
U.S. Treasury Cash Management Bills	0	997	0	997

	$176	$10,125	$0	$10,301

Investments in Affiliates, at Value
Mutual Funds	84,281	0	0	84,281
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,773	0	0	14,773

	$99,054	$0	$0	$99,054

Total Investments	$99,230	$10,125	$0	$109,355

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
Exchange-Traded Funds	$(1,326)	$0	$0	$(1,326)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	310	0	322
Over the counter	0	1,761	0	1,761

	$12	$2,071	$0	$2,083

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(319)	0	(330)
Over the counter	0	(1,657)	0	(1,657)

	$(11)	$(1,976)	$0	$(1,987)

Total Financial Derivative Instruments	$1	$95	$0	$96

Totals	$97,905	$10,220	$0	$108,125

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

56	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2020 Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

JAPAN TREASURY BILLS 5.0%
(0.128)% due 11/20/2017 (a)(b)	JPY	170,000	$1,511

Total Short-Term Instruments (Cost $1,553)			1,511

Total Investments in Securities (Cost $1,553)			1,511

		SHARES
INVESTMENTS IN AFFILIATES 93.9%

MUTUAL FUNDS (c) 78.9%
PIMCO CommodityRealReturn Strategy Fund®		94,599	622
PIMCO Emerging Local Bond Fund		86,452	660
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		126,249	1,342
PIMCO High Yield Fund		147,687	1,338
PIMCO Income Fund		282,507	3,514
PIMCO Long Duration Total Return Fund		86,067	957
PIMCO Long-Term Credit Fund		79,326	965
PIMCO Real Return Asset Fund		236,308	1,964

	SHARES	MARKET VALUE (000S)
PIMCO Real Return Fund	196,434	$2,163
PIMCO RealEstateRealReturn Strategy Fund	103,973	863
PIMCO StocksPLUS® Fund	683,533	7,348
PIMCO Total Return Fund	208,899	2,156

Total Mutual Funds (Cost $21,764)		23,892

SHORT-TERM INSTRUMENTS 15.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.0%
PIMCO Short-Term Floating NAV Portfolio III	460,128	4,549

Total Short-Term Instruments (Cost $4,548)		4,549

Total Investments in Affiliates (Cost $26,312)		28,441

Total Investments 98.9% (Cost $27,865)		$29,952

Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $123)		81

Other Assets and Liabilities, net 0.8%		257

Net Assets 100.0%		$30,290

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	8	$1	$23	$1
Put - CBOE S&P 500	1,850.000	12/15/2017	8	1	37	1
Put - CBOE S&P 500	1,875.000	06/15/2018	8	1	22	9
Put - CBOE S&P 500	2,000.000	06/15/2018	9	1	36	17
Put - CBOE S&P 500	1,950.000	09/21/2018	6	1	18	16
Put - CBOE S&P 500	2,075.000	09/21/2018	7	1	30	27

					$166	$71

Total Purchased Options					$166	$71

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	8	$1	$(12)	$0
Put - CBOE S&P 500	1,675.000	06/15/2018	9	1	(13)	(6)
Put - CBOE S&P 500	1,725.000	09/21/2018	7	1	(11)	(9)

					$(36)	$(15)

Total Written Options					$(36)	$(15)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO REALPATH® 2020 Fund (Cont.)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	3	$(377)	$(7)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	15	(817)	4	0	(10)

Total Futures Contracts				$(3)	$0	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$71	$0	$0	$71	$(15)	$(11)	$0	$(26)

Cash of $110 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	11/2017	JPY	20,000		$183	$5	$0

CBK	10/2017	EUR	22		26	0	0
	11/2017	JPY	50,000		457	12	0

GLM	10/2017		2,000		18	0	0

HUS	11/2017	PLN	125		35	0	0

JPM	10/2017		$71	AUD	89	0	(1)
	11/2017	JPY	50,000		$457	12	0

MSB	11/2017		50,000		458	12	0

Total Forward Foreign Currency Contracts						$41	$(1)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$	1,070.000	10/20/2017	$	0	$(2)	$(3)

Total Written Options							$(2)	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$ 300	$(5)	$6	$1	$0

58	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,559	$0	$(52)	$0	$(52)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	3,976	0	26	26	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	871	0	24	24	0

								$0	$(2)	$50	$(52)

Total Swap Agreements								$(5)	$4	$51	$(52)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
BPS	5	0	0	5	0	0	(52)	(52)	(47)	0	(47)
CBK	12	0	1	13	0	0	0	0	13	0	13
JPM	12	0	26	38	(1)	0	0	(1)	37	0	37
MSB	12	0	0	12	0	0	0	0	12	0	12
SOG	0	0	24	24	0	0	0	0	24	0	24

Total Over the Counter	$41	$0	$51	$92	$(1)	$(3)	$(52)	$(56)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO REALPATH® 2020 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$71	$0	$0	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41	$0	$41
Swap Agreements	0	1	50	0	0	51

	$0	$1	$50	$41	$0	$92

	$0	$1	$121	$41	$0	$163

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$15	$0	$0	$15
Futures	0	0	11	0	0	11

	$0	$0	$26	$0	$0	$26

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	3	0	0	3
Swap Agreements	0	0	52	0	0	52

	$0	$0	$55	$1	$0	$56

	$0	$0	$81	$1	$0	$82

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(59)	$0	$0	$(59)
Written Options	0	0	12	0	0	12
Futures	0	0	(79)	0	0	(79)
Swap Agreements	0	(29)	0	0	0	(29)

	$0	$(29)	$(126)	$0	$0	$(155)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31)	$0	$(31)
Written Options	0	0	1	0	0	1
Swap Agreements	0	1	748	0	0	749

	$0	$1	$749	$(31)	$0	$719

	$0	$(28)	$623	$(31)	$0	$564

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(4)	$0	$0	$(4)
Written Options	0	0	2	0	0	2
Futures	0	0	(5)	0	0	(5)
Swap Agreements	0	13	0	0	0	13

	$0	$13	$(7)	$0	$0	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39	$0	$39
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(6)	0	0	(7)

	$0	$(1)	$(7)	$39	$0	$31

	$0	$12	$(14)	$39	$0	$37

60	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$1,511	$0	$1,511

	$0	$1,511	$0	$1,511

Investments in Affiliates, at Value
Mutual Funds	23,892	0	0	23,892
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,549	0	0	4,549

	$28,441	$0	$0	$28,441

Total Investments	$28,441	$1,511	$0	$29,952

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$71	$0	$71
Over the counter	0	92	0	92

	$0	$163	$0	$163

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(15)	0	(26)
Over the counter	0	(56)	0	(56)

	$(11)	$(71)	$0	$(82)

Total Financial Derivative Instruments	$(11)	$92	$0	$81

Totals	$28,430	$1,603	$0	$30,033

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO REALPATH® 2025 Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.9%

SHORT-TERM INSTRUMENTS 9.9%

JAPAN TREASURY BILLS 9.9%
(0.128)% due 11/20/2017 (a)(b)	JPY	390,000	$3,466

Total Short-Term Instruments (Cost $3,562)			3,466

Total Investments in Securities (Cost $3,562)			3,466

		SHARES
INVESTMENTS IN AFFILIATES 88.9%

MUTUAL FUNDS (c) 75.1%
PIMCO CommodityRealReturn Strategy Fund®		105,956	696
PIMCO Emerging Local Bond Fund		90,891	694

	SHARES	MARKET VALUE (000S)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	74,039	$787
PIMCO High Yield Fund	157,577	1,428
PIMCO Income Fund	258,520	3,216
PIMCO Long Duration Total Return Fund	117,208	1,303
PIMCO Long-Term Credit Fund	109,205	1,329
PIMCO Real Return Asset Fund	312,168	2,594
PIMCO Real Return Fund	114,317	1,259
PIMCO RealEstateRealReturn Strategy Fund	139,705	1,160
PIMCO StocksPLUS® Fund	935,730	10,059
PIMCO Total Return Fund	172,268	1,778

Total Mutual Funds (Cost $23,518)		26,303

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%
PIMCO Short-Term Floating NAV Portfolio III	490,610	$4,850

Total Short-Term Instruments (Cost $4,850)		4,850

Total Investments in Affiliates (Cost $28,368)		31,153

Total Investments 98.8% (Cost $31,930)		$34,619

Financial Derivative Instruments (d)(e) 0.4% (Cost or Premiums, net $122)		131

Other Assets and Liabilities, net 0.8%		299

Net Assets 100.0%		$35,049

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	8	$1	$23	$1
Put - CBOE S&P 500	1,850.000	12/15/2017	7	1	32	1
Put - CBOE S&P 500	1,875.000	06/15/2018	7	1	19	8
Put - CBOE S&P 500	2,000.000	06/15/2018	8	1	32	15
Put - CBOE S&P 500	1,950.000	09/21/2018	7	1	21	19
Put - CBOE S&P 500	2,075.000	09/21/2018	8	1	35	31

					$162	$75

Total Purchased Options					$162	$75

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	7	$1	$(10)	$0
Put - CBOE S&P 500	1,675.000	06/15/2018	8	1	(12)	(5)
Put - CBOE S&P 500	1,725.000	09/21/2018	8	1	(12)	(11)

					$(34)	$(16)

Total Written Options					$(34)	$(16)

62	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	3	$(377)	$(7)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	18	(980)	4	0	(11)

Total Futures Contracts				$(3)	$0	$(12)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$75	$0	$0	$75	$(16)	$(12)	$0	$(28)

Cash of $104 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	11/2017	JPY	20,000		$183	$5	$0
CBK	10/2017	EUR	26		31	0	0
	11/2017	JPY	120,000		1,097	28	0
GLM	10/2017		2,200		20	0	0
HUS	11/2017	PLN	148		41	1	0
JPM	10/2017		$50	AUD	63	0	(1)
	11/2017	JPY	120,000		$1,097	29	0
MSB	11/2017		130,000		1,189	31	0

Total Forward Foreign Currency Contracts						$94	$(1)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$0	$(2)	$(3)

Total Written Options					$(2)	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$200	$(4)	$4	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO REALPATH® 2025 Fund (Cont.)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,188	$0	$(75)	$0	$(75)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	5,463	0	36	36	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,192	0	33	33	0

								$0	$(6)	$69	$(75)

Total Swap Agreements								$(4)	$(2)	$69	$(75)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
BPS	5	0	0	5	0	0	(75)	(75)	(70)	0	(70)
CBK	28	0	0	28	0	0	0	0	28	0	28
HUS	1	0	0	1	0	0	0	0	1	0	1
JPM	29	0	36	65	(1)	0	0	(1)	64	0	64
MSB	31	0	0	31	0	0	0	0	31	0	31
SOG	0	0	33	33	0	0	0	0	33	0	33

Total Over the Counter	$94	$0	$69	$163	$(1)	$(3)	$(75)	$(79)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

64	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$75	$0	$0	$75

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$94	$0	$94
Swap Agreements	0	0	69	0	0	69

	$0	$0	$69	$94	$0	$163

	$0	$0	$144	$94	$0	$238

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$16	$0	$0	$16
Futures	0	0	12	0	0	12

	$0	$0	$28	$0	$0	$28

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	3	0	0	3
Swap Agreements	0	0	75	0	0	75

	$0	$0	$78	$1	$0	$79

	$0	$0	$106	$1	$0	$107

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(55)	$0	$0	$(55)
Written Options	0	0	11	0	0	11
Futures	0	0	(87)	0	0	(87)
Swap Agreements	0	(27)	0	0	0	(27)

	$0	$(27)	$(131)	$0	$0	$(158)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(80)	$0	$(80)
Written Options	0	0	1	0	0	1
Swap Agreements	0	1	930	0	0	931

	$0	$1	$931	$(80)	$0	$852

	$0	$(26)	$800	$(80)	$0	$694

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(2)	$0	$0	$(2)
Written Options	0	0	1	0	0	1
Futures	0	0	(5)	0	0	(5)
Swap Agreements	0	15	0	0	0	15

	$0	$15	$(6)	$0	$0	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$94	$0	$94
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(14)	0	0	(15)

	$0	$(1)	$(15)	$94	$0	$78

	$0	$14	$(21)	$94	$0	$87

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO REALPATH® 2025 Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$3,466	$0	$3,466

	$0	$3,466	$0	$3,466

Investments in Affiliates, at Value
Mutual Funds	26,303	0	0	26,303
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,850	0	0	4,850

	$31,153	$0	$0	$31,153

Total Investments	$31,153	$3,466	$0	$34,619

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$75	$0	$75
Over the counter	0	163	0	163

	$0	$238	$0	$238

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(16)	0	(28)
Over the counter	0	(79)	0	(79)

	$(12)	$(95)	$0	$(107)

Total Financial Derivative Instruments	$(12)	$143	$0	$131

Totals	$31,141	$3,609	$0	$34,750

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

66	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2030 Fund

September 30, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.5%

SHORT-TERM INSTRUMENTS 10.5%

REPURCHASE AGREEMENTS (d) 0.7%
			$320

		PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 9.8%
(0.146)% due 11/27/2017 (a)(b)	JPY	490,000	4,355

Total Short-Term Instruments (Cost $4,793)			4,675

Total Investments in Securities (Cost $4,793)			4,675

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 89.2%

MUTUAL FUNDS (c) 71.2%
PIMCO CommodityRealReturn Strategy Fund®	135,184	$888
PIMCO Emerging Local Bond Fund	115,028	879
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	45,327	482
PIMCO High Yield Fund	200,724	1,819
PIMCO Income Fund	279,935	3,482
PIMCO Long Duration Total Return Fund	117,868	1,311
PIMCO Long-Term Credit Fund	108,542	1,321
PIMCO Real Return Asset Fund	317,744	2,640
PIMCO Real Return Fund	74,752	823
PIMCO RealEstateRealReturn Strategy Fund	197,269	1,637
PIMCO StocksPLUS® Fund	1,367,284	14,698
PIMCO Total Return Fund	164,423	1,697

Total Mutual Funds (Cost $27,304)		31,677

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 18.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.0%
PIMCO Short-Term Floating NAV Portfolio III	810,795	$8,015

Total Short-Term Instruments (Cost $8,015)		8,015

Total Investments in Affiliates (Cost $35,319)		39,692

Total Investments 99.7% (Cost $40,112)		$44,367

Financial Derivative Instruments (e)(f) 0.3% (Cost or Premiums, net $20)		117

Other Assets and Liabilities, net 0.0%		28

Net Assets 100.0%		$44,512

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$320	U.S. Treasury Notes 1.750% due 05/31/2022	$(330)	$320	$320

Total Repurchase Agreements						$(330)	$320	$320

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$320	$0	$0	$320	$(330)	$(10)

Total Borrowings and Other Financing Transactions	$320	$0	$0

(1)	Includes accrued interest.
(2)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO REALPATH® 2030 Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	11	$1	$109	$4

Total Purchased Options					$109	$4

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	11	$1	$(81)	$(3)

Total Written Options					$(81)	$(3)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	4	$(503)	$(8)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	25	(1,362)	4	0	(16)

Total Futures Contracts				$(4)	$0	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4	$0	$0	$4	$(3)	$(17)	$0	$(20)

Cash of $148 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2017	EUR	42		$50	$0	$0
	10/2017	ZAR	428		33	1	0
	11/2017	JPY	220,000		2,024	64	0
GLM	10/2017		3,500		32	1	0
HUS	11/2017	PLN	247		68	1	0
JPM	10/2017		$51	AUD	65	0	(1)
	11/2017	JPY	270,000		$2,481	76	0

Total Forward Foreign Currency Contracts						$143	$(1)

68	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$0	$(2)	$(4)

Total Written Options					$(2)	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$300	$(6)	$7	$1	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$3,230	$0	$(106)	$0	$(106)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	7,856	0	51	51	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,704	0	49	49	0

								$0	$(6)	$100	$(106)

Total Swap Agreements								$(6)	$1	$101	$(106)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(4)	$0	$(4)	$(4)	$0	$(4)
BPS	0	0	0	0	0	0	(106)	(106)	(106)	0	(106)
CBK	65	0	1	66	0	0	0	0	66	0	66
GLM	1	0	0	1	0	0	0	0	1	0	1
HUS	1	0	0	1	0	0	0	0	1	0	1
JPM	76	0	51	127	(1)	0	0	(1)	126	(250)	(124)
SOG	0	0	49	49	0	0	0	0	49	0	49

Total Over the Counter	$143	$0	$101	$244	$(1)	$(4)	$(106)	$(111)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO REALPATH® 2030 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$143	$0	$143
Swap Agreements	0	1	100	0	0	101

	$0	$1	$100	$143	$0	$244

	$0	$1	$104	$143	$0	$248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$3	$0	$0	$3
Futures	0	0	17	0	0	17

	$0	$0	$20	$0	$0	$20

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	4	0	0	4
Swap Agreements	0	0	106	0	0	106

	$0	$0	$110	$1	$0	$111

	$0	$0	$130	$1	$0	$131

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(135)	$0	$0	$(135)
Swap Agreements	0	(48)	0	0	0	(48)

	$0	$(48)	$(135)	$0	$0	$(183)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(180)	$0	$(180)
Written Options	0	0	2	0	0	2
Swap Agreements	0	1	1,321	0	0	1,322

	$0	$1	$1,323	$(180)	$0	$1,144

	$0	$(47)	$1,188	$(180)	$0	$961

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(49)	$0	$0	$(49)
Written Options	0	0	34	0	0	34
Futures	0	0	(7)	0	0	(7)
Swap Agreements	0	24	0	0	0	24

	$0	$24	$(22)	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$243	$0	$243
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(2)	(15)	0	0	(17)

	$0	$(2)	$(16)	$243	$0	$225

	$0	$22	$(38)	$243	$0	$227

70	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$320	$0	$320
Japan Treasury Bills	0	4,355	0	4,355

	$0	$4,675	$0	$4,675

Investments in Affiliates, at Value
Mutual Funds	31,677	0	0	31,677
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,015	0	0	8,015

	$39,692	$0	$0	$39,692

Total Investments	$39,692	$4,675	$0	$44,367

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4
Over the counter	0	244	0	244

	$0	$248	$0	$248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(3)	0	(20)
Over the counter	0	(111)	0	(111)

	$(17)	$(114)	$0	$(131)

Total Financial Derivative Instruments	$(17)	$134	$0	$117

Totals	$39,675	$4,809	$0	$44,484

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO REALPATH® 2035 Fund

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.9%

SHORT-TERM INSTRUMENTS 9.9%

REPURCHASE AGREEMENTS (d) 0.6%
			$165

		PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 9.3%
(0.135)% due 11/20/2017 - 11/27/2017 (a)(b)	JPY	290,000	2,578

Total Short-Term Instruments (Cost $2,813)			2,743

Total Investments in Securities (Cost $2,813)			2,743

		SHARES
INVESTMENTS IN AFFILIATES 89.6%

MUTUAL FUNDS (c) 68.2%
PIMCO CommodityRealReturn Strategy Fund®		81,985	539
PIMCO Emerging Local Bond Fund		70,741	540
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		21,982	234
PIMCO High Yield Fund		116,216	1,053
PIMCO Income Fund		149,925	1,865
PIMCO Long Duration Total Return Fund		54,893	610

	SHARES	MARKET VALUE (000S)
PIMCO Long-Term Credit Fund	50,381	$613
PIMCO Real Return Asset Fund	114,424	951
PIMCO Real Return Fund	36,251	399
PIMCO RealEstateRealReturn Strategy Fund	138,668	1,151
PIMCO StocksPLUS® Fund	950,258	10,215
PIMCO Total Return Fund	74,572	770

Total Mutual Funds (Cost $15,861)		18,940

SHORT-TERM INSTRUMENTS 21.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.4%
PIMCO Short-Term Floating NAV Portfolio III	600,338	5,934

Total Short-Term Instruments (Cost $5,935)		5,934

Total Investments in Affiliates (Cost $21,796)		24,874

Total Investments 99.5% (Cost $24,609)		$27,617

Financial Derivative Instruments (e)(f) 0.2% (Cost or Premiums, net $17)		59

Other Assets and Liabilities, net 0.3%		73

Net Assets 100.0%		$27,749

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$165	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(168)	$165	$165

Total Repurchase Agreements						$(168)	$165	$165

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$165	$0	$0	$165	$(168)	$(3)

Total Borrowings and Other Financing Transactions	$165	$0	$0

(1)	Includes accrued interest.
(2)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

72	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	9	$1	$89	$4

Total Purchased Options					$89	$4

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	9	$1	$(67)	$(2)

Total Written Options					$(67)	$(2)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	3	$(377)	$(7)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	15	(817)	2	0	(10)

Total Futures Contracts				$(5)	$0	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4	$0	$0	$4	$(2)	$(11)	$0	$(13)

Cash of $95 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2017	EUR	29		$34	$0	$0
	11/2017	JPY	120,000		1,100	32	0
GLM	10/2017		2,300		21	1	0
HUS	11/2017	PLN	226		63	1	0
JPM	10/2017		$32	AUD	41	0	(1)
	11/2017	JPY	110,000		$1,008	28	0
MSB	11/2017		60,000		549	14	0

Total Forward Foreign Currency Contracts						$76	$(1)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$ 0	$(1)	$(2)

Total Written Options					$(1)	$(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO REALPATH® 2035 Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$200	$(4)	$4	$0	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,248	$0	$(73)	$0	$(73)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	5,398	0	35	35	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,156	0	33	33	0

								$0	$(5)	$68	$(73)

Total Swap Agreements								$(4)	$(1)	$68	$(73)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)
BPS	0	0	0	0	0	0	(73)	(73)	(73)	0	(73)
CBK	32	0	0	32	0	0	0	0	32	0	32
GLM	1	0	0	1	0	0	0	0	1	0	1
HUS	1	0	0	1	0	0	0	0	1	0	1
JPM	28	0	35	63	(1)	0	0	(1)	62	0	62
MSB	14	0	0	14	0	0	0	0	14	0	14
SOG	0	0	33	33	0	0	0	0	33	0	33

Total Over the Counter	$76	$0	$68	$144	$(1)	$(2)	$(73)	$(76)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

74	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$76	$0	$76
Swap Agreements	0	0	68	0	0	68

	$0	$0	$68	$76	$0	$144

	$0	$0	$72	$76	$0	$148

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$2	$0	$0	$2
Futures	0	0	11	0	0	11

	$0	$0	$13	$0	$0	$13

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	2	0	0	2
Swap Agreements	0	0	73	0	0	73

	$0	$0	$75	$1	$0	$76

	$0	$0	$88	$1	$0	$89

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(90)	$0	$0	$(90)
Swap Agreements	0	(43)	0	0	0	(43)

	$0	$(43)	$(90)	$0	$0	$(133)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(166)	$0	$(166)
Written Options	0	0	2	0	0	2
Swap Agreements	0	1	956	0	0	957

	$0	$1	$958	$(166)	$0	$793

	$0	$(42)	$868	$(166)	$0	$660

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(40)	$0	$0	$(40)
Written Options	0	0	28	0	0	28
Futures	0	0	(8)	0	0	(8)
Swap Agreements	0	20	0	0	0	20

	$0	$20	$(20)	$0	$0	$0

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$158	$0	$158
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(13)	0	0	(14)

	$0	$(1)	$(14)	$158	$0	$143

	$0	$19	$(34)	$158	$0	$143

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO REALPATH® 2035 Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$165	$0	$165
Japan Treasury Bills	0	2,578	0	2,578

	$0	$2,743	$0	$2,743

Investments in Affiliates, at Value
Mutual Funds	18,940	0	0	18,940
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,934	0	0	5,934

	$24,874	$0	$0	$24,874

Total Investments	$24,874	$2,743	$0	$27,617

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4
Over the counter	0	144	0	144

	$0	$148	$0	$148

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(2)	0	(13)
Over the counter	0	(76)	0	(76)

	$(11)	$(78)	$0	$(89)

Total Financial Derivative Instruments	$(11)	$70	$0	$59

Totals	$24,863	$2,813	$0	$27,676

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

76	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2040 Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.3%

SHORT-TERM INSTRUMENTS 9.3%

JAPAN TREASURY BILLS 9.3%
(0.129)% due 11/20/2017 - 11/27/2017 (a)(b)	JPY	300,000	$2,666

Total Short-Term Instruments (Cost $2,740)			2,666

Total Investments in Securities (Cost $2,740)			2,666

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 89.8%

MUTUAL FUNDS (c) 66.3%
PIMCO CommodityRealReturn Strategy Fund®	88,681	$583
PIMCO Emerging Local Bond Fund	64,024	489
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	21,163	225
PIMCO High Yield Fund	109,441	991
PIMCO Income Fund	124,336	1,547
PIMCO Long Duration Total Return Fund	43,329	482
PIMCO Long-Term Credit Fund	39,767	484
PIMCO Real Return Asset Fund	84,254	700
PIMCO Real Return Fund	31,590	348
PIMCO RealEstateRealReturn Strategy Fund	149,230	1,239
PIMCO StocksPLUS® Fund	1,051,591	11,304
PIMCO Total Return Fund	54,752	565

Total Mutual Funds (Cost $15,673)		18,957

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 23.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.5%
PIMCO Short-Term Floating NAV Portfolio III	679,108	$6,713

Total Short-Term Instruments (Cost $6,714)		6,713

Total Investments in Affiliates (Cost $22,387)		25,670

Total Investments 99.1% (Cost $25,127)		$28,336

Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $22)		54

Other Assets and Liabilities, net 0.7%		217

Net Assets 100.0%		$28,607

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	11	$1	$109	$4

Total Purchased Options					$109	$4

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	11	$1	$(81)	$(3)

Total Written Options					$(81)	$(3)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	2	$(252)	$(4)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	18	(980)	4	0	(11)

Total Futures Contracts				$0	$0	$(12)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO REALPATH® 2040 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4	$0	$0	$4	$(3)	$(12)	$0	$(15)

Cash of $95 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	11/2017	JPY	20,000		$183	$5	$0
CBK	10/2017	EUR	28		33	0	0
	11/2017	JPY	90,000		823	21	0
GLM	10/2017		$40	GBP	31	1	0
HUS	11/2017	PLN	198		$55	1	0
JPM	10/2017		$33	AUD	41	0	0
	11/2017	JPY	100,000		$915	24	0
MSB	11/2017		90,000		823	22	0

Total Forward Foreign Currency Contracts						$74	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$0	$(2)	$(2)

Total Written Options					$(2)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$ 200	$(4)	$5	$1	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,517	$0	$(83)	$0	$(83)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	5,952	0	39	39	0

78	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	$1,268	$0	$36	$36	$0

								$0	$(8)	$75	$(83)

Total Swap Agreements								$(4)	$(3)	$76	$(83)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)
BPS	5	0	0	5	0	0	(83)	(83)	(78)	0	(78)
CBK	21	0	1	22	0	0	0	0	22	0	22
GLM	1	0	0	1	0	0	0	0	1	0	1
HUS	1	0	0	1	0	0	0	0	1	0	1
JPM	24	0	39	63	0	0	0	0	63	0	63
MSB	22	0	0	22	0	0	0	0	22	0	22
SOG	0	0	36	36	0	0	0	0	36	0	36

Total Over the Counter	$74	$0	$76	$150	$0	$(2)	$(83)	$(85)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$74	$0	$74
Swap Agreements	0	1	75	0	0	76

	$0	$1	$75	$74	$0	$150

	$0	$1	$79	$74	$0	$154

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO REALPATH® 2040 Fund (Cont.)

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$3	$0	$0	$3
Futures	0	0	12	0	0	12

	$0	$0	$15	$0	$0	$15

Over the counter
Written Options	$0	$0	$2	$0	$0	$2
Swap Agreements	0	0	83	0	0	83

	$0	$0	$85	$0	$0	$85

	$0	$0	$100	$0	$0	$100

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(87)	$0	$0	$(87)
Swap Agreements	0	(55)	0	0	0	(55)

	$0	$(55)	$(87)	$0	$0	$(142)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(219)	$0	$(219)
Written Options	0	0	2	0	0	2
Swap Agreements	0	1	1,122	0	0	1,123

	$0	$1	$1,124	$(219)	$0	$906

	$0	$(54)	$1,037	$(219)	$0	$764

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(49)	$0	$0	$(49)
Written Options	0	0	34	0	0	34
Futures	0	0	(1)	0	0	(1)
Swap Agreements	0	25	0	0	0	25

	$0	$25	$(16)	$0	$0	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$177	$0	$177
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(21)	0	0	(22)

	$0	$(1)	$(22)	$177	$0	$154

	$0	$24	$(38)	$177	$0	$163

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$2,666	$0	$2,666

	$0	$2,666	$0	$2,666

Investments in Affiliates, at Value
Mutual Funds	18,957	0	0	18,957
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,713	0	0	6,713

	$25,670	$0	$0	$25,670

Total Investments	$25,670	$2,666	$0	$28,336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4
Over the counter	0	150	0	150

	$0	$154	$0	$154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(3)	0	(15)
Over the counter	0	(85)	0	(85)

	$(12)	$(88)	$0	$(100)

Total Financial Derivative Instruments	$(12)	$66	$0	$54

Totals	$25,658	$2,732	$0	$28,390

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

80	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2045 Fund

September 30, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.2%

SHORT-TERM INSTRUMENTS 10.2%

REPURCHASE AGREEMENTS (d) 1.1%
			$201

		PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 9.1%
(0.128)% due 11/20/2017 (a)(b)	JPY	190,000	1,689

Total Short-Term Instruments (Cost $1,936)			1,890

Total Investments in Securities (Cost $1,936)			1,890

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 88.6%

MUTUAL FUNDS (c) 64.6%
PIMCO CommodityRealReturn Strategy Fund®	57,722	$379
PIMCO Emerging Local Bond Fund	36,495	279
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12,674	135
PIMCO High Yield Fund	60,365	547
PIMCO Income Fund	62,858	782
PIMCO Long Duration Total Return Fund	20,302	226
PIMCO Long-Term Credit Fund	18,633	227
PIMCO Real Return Asset Fund	49,417	410
PIMCO Real Return Fund	19,277	212
PIMCO RealEstateRealReturn Strategy Fund	105,090	872
PIMCO StocksPLUS® Fund	721,005	7,751
PIMCO Total Return Fund	21,299	220

Total Mutual Funds (Cost $9,818)		12,040

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.0%
PIMCO Short-Term Floating NAV Portfolio III	452,306	$4,471

Total Short-Term Instruments (Cost $4,471)		4,471

Total Investments in Affiliates (Cost $14,289)		16,511

Total Investments 98.8% (Cost $16,225)		$18,401

Financial Derivative Instruments (e)(f) 0.2% (Cost or Premiums, net $25)		33

Other Assets and Liabilities, net 1.0%		186

Net Assets 100.0%		$18,620

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$201	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(205)	$201	$201

Total Repurchase Agreements						$(205)	$201	$201

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$201	$0	$0	$201	$(205)	$(4)

Total Borrowings and Other Financing Transactions	$201	$0	$0

(1)	Includes accrued interest.
(2)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO REALPATH® 2045 Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	11	$1	$109	$4

Total Purchased Options					$109	$4

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	11	$1	$(81)	$(3)

Total Written Options					$(81)	$(3)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	1	$(126)	$(1)	$0	$0
Mini MSCI Emerging Markets Index December Futures	12/2017	12	(654)	3	0	(8)

Total Futures Contracts				$2	$0	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$4	$0	$0	$4	$(3)	$(8)	$0	$(11)

Cash of $62 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	11/2017	JPY	10,000		$92	$3	$0
CBK	10/2017	EUR	16		19	0	0
	11/2017	JPY	60,000		548	14	0
GLM	10/2017		$23	GBP	18	1	0
HUS	11/2017	PLN	139		$38	1	0
JPM	10/2017		$19	AUD	24	0	0
	11/2017	JPY	60,000		$549	14	0
MSB	11/2017		60,000		549	14	0

Total Forward Foreign Currency Contracts						$47	$0

82	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$	1,070.000	10/20/2017	$	0	$(1)	$(2)

Total Written Options							$(1)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$100	$(2)	$2	$0	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$	1,732	$0	$(57)	$0	$(57)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018		4,064	0	27	27	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018		888	0	25	25	0

									$0	$(5)	$52	$(57)

Total Swap Agreements									$(2)	$(3)	$52	$(57)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)
BPS	3	0	0	3	0	0	(57)	(57)	(54)	0	(54)
CBK	14	0	0	14	0	0	0	0	14	0	14
GLM	1	0	0	1	0	0	0	0	1	0	1
HUS	1	0	0	1	0	0	0	0	1	0	1
JPM	14	0	27	41	0	0	0	0	41	0	41
MSB	14	0	0	14	0	0	0	0	14	0	14
SOG	0	0	25	25	0	0	0	0	25	0	25

Total Over the Counter	$47	$0	$52	$99	$0	$(2)	$(57)	$(59)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO REALPATH® 2045 Fund (Cont.)

(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47	$0	$47
Swap Agreements	0	0	52	0	0	52

	$0	$0	$52	$47	$0	$99

	$0	$0	$56	$47	$0	$103

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$3	$0	$0	$3
Futures	0	0	8	0	0	8

	$0	$0	$11	$0	$0	$11

Over the counter
Written Options	$0	$0	$2	$0	$0	$2
Swap Agreements	0	0	57	0	0	57

	$0	$0	$59	$0	$0	$59

	$0	$0	$70	$0	$0	$70

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(62)	$0	$0	$(62)
Swap Agreements	0	(39)	0	0	0	(39)

	$0	$(39)	$(62)	$0	$0	$(101)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(187)	$0	$(187)
Written Options	0	0	1	0	0	1
Swap Agreements	0	1	896	0	0	897

	$0	$1	$897	$(187)	$0	$711

	$0	$(38)	$835	$(187)	$0	$610

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(49)	$0	$0	$(49)
Written Options	0	0	34	0	0	34
Futures	0	0	1	0	0	1
Swap Agreements	0	19	0	0	0	19

	$0	$19	$(14)	$0	$0	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$145	$0	$145
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(17)	0	0	(18)

	$0	$(1)	$(18)	$145	$0	$126

	$0	$18	$(32)	$145	$0	$131

84	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$201	$0	$201
Japan Treasury Bills	0	1,689	0	1,689

	$0	$1,890	$0	$1,890

Investments in Affiliates, at Value
Mutual Funds	12,040	0	0	12,040
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,471	0	0	4,471

	$16,511	$0	$0	$16,511

Total Investments	$16,511	$1,890	$0	$18,401

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4
Over the counter	0	99	0	99

	$0	$103	$0	$103

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(3)	0	(11)
Over the counter	0	(59)	0	(59)

	$(8)	$(62)	$0	$(70)

Total Financial Derivative Instruments	$(8)	$41	$0	$33

Totals	$16,503	$1,931	$0	$18,434

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO REALPATH® 2050 Fund

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.9%

SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS (d) 0.8%
			$241

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.0%

Federal Home Loan Bank
1.020% due 10/12/2017 (a)(b)		$300	300

JAPAN TREASURY BILLS 9.1%
(0.128)% due 11/20/2017 (a)(b)	JPY	300,000	2,666

Total Short-Term Instruments (Cost $3,281)			3,207

Total Investments in Securities (Cost $3,281)			3,207

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 88.5%

MUTUAL FUNDS (c) 63.6%
PIMCO CommodityRealReturn Strategy Fund®	87,998	$578
PIMCO Emerging Local Bond Fund	52,498	401
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	18,221	194
PIMCO High Yield Fund	90,223	818
PIMCO Income Fund	86,983	1,082
PIMCO Long Duration Total Return Fund	25,711	286
PIMCO Long-Term Credit Fund	23,597	287
PIMCO Real Return Asset Fund	70,072	582
PIMCO Real Return Fund	28,344	312
PIMCO RealEstateRealReturn Strategy Fund	165,828	1,376
PIMCO StocksPLUS® Fund	1,155,085	12,417
PIMCO Total Return Fund	24,289	251

Total Mutual Funds (Cost $15,098)		18,584

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.9%
PIMCO Short-Term Floating NAV Portfolio III	735,218	$7,268

Total Short-Term Instruments (Cost $7,268)		7,268

Total Investments in Affiliates (Cost $22,366)		25,852

Total Investments 99.4% (Cost $25,647)		$29,059

Financial Derivative Instruments (e)(f) 0.2% (Cost or Premiums, net $32)		55

Other Assets and Liabilities, net 0.4%		127

Net Assets 100.0%		$29,241

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$241	U.S. Treasury Notes 1.750% due 05/31/2022	$(250)	$241	$241

Total Repurchase Agreements						$(250)	$241	$241

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$241	$0	$0	$241	$(250)	$(9)

Total Borrowings and Other Financing Transactions	$241	$0	$0

(1)	Includes accrued interest.
(2)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements in the Notes to Financial Statements for more information regarding master netting arrangements.

86	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	15	$2	$149	$6

Total Purchased Options					$149	$6

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	15	$2	$(111)	$(3)

Total Written Options					$(111)	$(3)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	3	$(377)	$(7)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	18	(980)	4	0	(12)

Total Futures Contracts				$(3)	$0	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$6	$0	$0	$6		$(3)	$(13)	$0	$(16)

Cash of $104 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	11/2017	JPY	20,000		$183	$5	$0
CBK	10/2017	EUR	28		33	0	0
	11/2017	JPY	90,000		823	21	0
GLM	10/2017		$45	GBP	35	2	0
HUS	11/2017	PLN	249		$69	1	0
JPM	10/2017		$37	AUD	46	0	0
	11/2017	JPY	90,000		$823	21	0
MSB	11/2017		100,000		915	24	0

Total Forward Foreign Currency Contracts						$74	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO REALPATH® 2050 Fund (Cont.)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$ 0	$(2)	$(3)

Total Written Options					$(2)	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$200	$(4)	$5	$1	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,743	$0	$(90)	$0	$(90)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	6,416	0	42	42	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,441	0	41	41	0

								$0	$(7)	$83	$(90)

Total Swap Agreements								$(4)	$(2)	$84	$(90)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
BPS	5	0	0	5	0	0	(90)	(90)	(85)	0	(85)
CBK	21	0	1	22	0	0	0	0	22	0	22
GLM	2	0	0	2	0	0	0	0	2	0	2
HUS	1	0	0	1	0	0	0	0	1	0	1
JPM	21	0	42	63	0	0	0	0	63	0	63
MSB	24	0	0	24	0	0	0	0	24	0	24
SOG	0	0	41	41	0	0	0	0	41	0	41

Total Over the Counter	$74	$0	$84	$158	$0	$(3)	$(90)	$(93)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

88	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$6	$0	$0	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$74	$0	$74
Swap Agreements	0	1	83	0	0	84

	$0	$1	$83	$74	$0	$158

	$0	$1	$89	$74	$0	$164

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$3	$0	$0	$3
Futures	0	0	13	0	0	13

	$0	$0	$16	$0	$0	$16

Over the counter
Written Options	$0	$0	$3	$0	$0	$3
Swap Agreements	0	0	90	0	0	90

	$0	$0	$93	$0	$0	$93

	$0	$0	$109	$0	$0	$109

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(80)	$0	$0	$(80)
Swap Agreements	0	(86)	0	0	0	(86)

	$0	$(86)	$(80)	$0	$0	$(166)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(279)	$0	$(279)
Written Options	0	0	2	0	0	2
Swap Agreements	0	1	1,326	0	0	1,327

	$0	$1	$1,328	$(279)	$0	$1,050

	$0	$(85)	$1,248	$(279)	$0	$884

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(67)	$0	$0	$(67)
Written Options	0	0	47	0	0	47
Futures	0	0	(4)	0	0	(4)
Swap Agreements	0	39	0	0	0	39

	$0	$39	$(24)	$0	$0	$15

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$216	$0	$216
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(26)	0	0	(27)

	$0	$(1)	$(27)	$216	$0	$188

	$0	$38	$(51)	$216	$0	$203

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO REALPATH® 2050 Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$241	$0	$241
Short-Term Notes	0	300	0	300
Japan Treasury Bills	0	2,666	0	2,666

	$0	$3,207	$0	$3,207

Investments in Affiliates, at Value
Mutual Funds	18,584	0	0	18,584
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,268	0	0	7,268

	$25,852	$0	$0	$25,852

Total Investments	$25,852	$3,207	$0	$29,059

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$6	$0	$6
Over the counter	0	158	0	158

	$0	$164	$0	$164

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(3)	0	(16)
Over the counter	0	(93)	0	(93)

	$(13)	$(96)	$0	$(109)

Total Financial Derivative Instruments	$(13)	$68	$0	$55

Totals	$25,839	$3,275	$0	$29,114

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

90	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2055 Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.9%

EXCHANGE-TRADED FUNDS 1.5%
SPDR S&P 500 ETF Trust		$280	$70

Total Exchange-Traded Funds (Cost $70)			70

SHORT-TERM INSTRUMENTS 9.4%

JAPAN TREASURY BILLS 9.4%
(0.128)% due 11/20/2017 (a)(b)	JPY	50,000	444

Total Short-Term Instruments (Cost $457)			444

Total Investments in Securities (Cost $527)			514

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 86.2%

MUTUAL FUNDS (c) 63.3%
PIMCO CommodityRealReturn Strategy Fund®	13,797	$91
PIMCO Emerging Local Bond Fund	8,267	63
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,863	30
PIMCO High Yield Fund	14,152	128
PIMCO Income Fund	13,991	174
PIMCO Long Duration Total Return Fund	4,039	45
PIMCO Long-Term Credit Fund	3,707	45
PIMCO Real Return Asset Fund	10,945	91
PIMCO Real Return Fund	4,472	49
PIMCO RealEstateRealReturn Strategy Fund	27,055	225
PIMCO StocksPLUS® Fund	185,763	1,997
PIMCO Total Return Fund	3,825	40

Total Mutual Funds (Cost $2,502)		2,978

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 22.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.9%
PIMCO Short-Term Floating NAV Portfolio III	109,238	$1,080

Total Short-Term Instruments (Cost $1,080)		1,080

Total Investments in Affiliates (Cost $3,582)		4,058

Total Investments 97.1% (Cost $4,109)		$4,572

Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $2)		7

Other Assets and Liabilities, net 2.7%		129

Net Assets 100.0%		$4,708

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$0	$10	$0

Total Purchased Options					$10	$0

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$0	$(8)	$0

Total Written Options					$(8)	$0

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	1	$(126)	$(3)	$0	$(1)
Mini MSCI Emerging Markets Index December Futures	12/2017	3	(163)	1	0	(2)

Total Futures Contracts				$(2)	$0	$(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO REALPATH® 2055 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0		$(3)	$0		$(3)

Cash of $16 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BPS	11/2017	JPY	10,000	$91	$2	$0
CBK	11/2017		20,000	183	5	0
HUS	11/2017	PLN	13	4	0	0
JPM	11/2017	JPY	20,000	183	5	0

Total Forward Foreign Currency Contracts					$12	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$	0	$0	$(1)

Total Written Options						$0	$(1)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$439	$0	$(14)	$0	$(14)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,027	0	3	3	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	232	0	10	10	0

								$0	$(1)	$13	$(14)

Total Swap Agreements								$0	$(1)	$13	$(14)

92	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(1)	$0	$(1)	$(1)	$0	$(1)
BPS	2	0	0	2	0	0	(14)	(14)	(12)	0	(12)
CBK	5	0	0	5	0	0	0	0	5	0	5
JPM	5	0	3	8	0	0	0	0	8	0	8
SOG	0	0	10	10	0	0	0	0	10	0	10

Total Over the Counter	$12	$0	$13	$25	$0	$(1)	$(14)	$(15)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(2)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12	$0	$12
Swap Agreements	0	0	13	0	0	13

	$0	$0	$13	$12	$0	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$3	$0	$0	$3

Over the counter
Written Options	$0	$0	$1	$0	$0	$1
Swap Agreements	0	0	14	0	0	14

	$0	$0	$15	$0	$0	$15

	$0	$0	$18	$0	$0	$18

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(13)	$0	$0	$(13)
Swap Agreements	0	(4)	0	0	0	(4)

	$0	$(4)	$(13)	$0	$0	$(17)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)
Swap Agreements	0	0	171	0	0	171

	$0	$0	$171	$(24)	$0	$147

	$0	$(4)	$158	$(24)	$0	$130

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO REALPATH® 2055 Fund (Cont.)

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(4)	$0	$0	$(4)
Written Options	0	0	3	0	0	3
Futures	0	0	(2)	0	0	(2)
Swap Agreements	0	2	0	0	0	2

	$0	$2	$(3)	$0	$0	$(1)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21
Swap Agreements	0	0	(4)	0	0	(4)

	$0	$0	$(4)	$21	$0	$17

	$0	$2	$(7)	$21	$0	$16

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Exchange-Traded Funds	$70	$0	$0	$70
Short-Term Instruments
Japan Treasury Bills	0	444	0	444

	$70	$444	$0	$514

Investments in Affiliates, at Value
Mutual Funds	2,978	0	0	2,978
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,080	0	0	1,080

	$4,058	$0	$0	$4,058

Total Investments	$4,128	$444	$0	$4,572

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Over the counter	$0	$25	$0	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(15)	0	(15)

	$(3)	$(15)	$0	$(18)

Total Financial Derivative Instruments	$(3)	$10	$0	$7

Totals	$4,125	$454	$0	$4,579

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

94	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® Income Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

JAPAN TREASURY BILLS 3.9%
(0.128)% due 11/20/2017 (a)(b)	JPY	140,000	$1,244

Total Short-Term Instruments (Cost $1,279)			1,244

Total Investments in Securities (Cost $1,279)			1,244

		SHARES
INVESTMENTS IN AFFILIATES 95.1%

MUTUAL FUNDS (c) 81.6%
PIMCO CommodityRealReturn Strategy Fund®		98,556	$648
PIMCO Emerging Local Bond Fund		106,362	813

	SHARES	MARKET VALUE (000S)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	187,378	$1,992
PIMCO High Yield Fund	181,025	1,640
PIMCO Income Fund	348,311	4,333
PIMCO Long Duration Total Return Fund	68,902	766
PIMCO Long-Term Credit Fund	63,504	773
PIMCO Real Return Asset Fund	202,763	1,685
PIMCO Real Return Fund	286,218	3,151
PIMCO RealEstateRealReturn Strategy Fund	99,756	828
PIMCO StocksPLUS® Fund	647,092	6,956
PIMCO Total Return Fund	260,893	2,692

Total Mutual Funds (Cost $24,599)		26,277

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio III	439,941	$4,349

Total Short-Term Instruments (Cost $4,349)		4,349

Total Investments in Affiliates (Cost $28,948)		30,626

Total Investments 99.0% (Cost $30,227)		$31,870

Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $123)		78

Other Assets and Liabilities, net 0.8%		231

Net Assets 100.0%		$32,179

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	8	$1	$23	$1
Put - CBOE S&P 500	1,850.000	12/15/2017	8	1	37	1
Put - CBOE S&P 500	1,875.000	06/15/2018	7	1	20	8
Put - CBOE S&P 500	2,000.000	06/15/2018	8	1	32	15
Put - CBOE S&P 500	1,950.000	09/21/2018	7	1	21	19
Put - CBOE S&P 500	2,075.000	09/21/2018	7	1	30	27

					$163	$71

Total Purchased Options					$163	$71

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	8	$1	$(12)	$0
Put - CBOE S&P 500	1,675.000	06/15/2018	8	1	(12)	(5)
Put - CBOE S&P 500	1,725.000	09/21/2018	7	1	(10)	(9)

					$(34)	$(14)

Total Written Options					$(34)	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO REALPATH® Income Fund (Cont.)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	1	$(126)	$(2)	$0	$0
Mini MSCI Emerging Markets Index December Futures	12/2017	12	(654)	2	0	(8)

Total Futures Contracts				$0	$0	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$71	$0	$0	$71	$(14)	$(8)	$0	$(22)

Cash of $79 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	11/2017	JPY	10,000		$91	$2	$0
CBK	11/2017		40,000		366	9	0
GLM	10/2017		2,500		23	1	0
HUS	11/2017	PLN	121		33	0	0
JPM	10/2017		$72	AUD	91	0	(1)
	11/2017	JPY	40,000		$366	10	0
MSB	11/2017		50,000		457	12	0

Total Forward Foreign Currency Contracts						$34	$(1)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Fund	$1,070.000	10/20/2017	$	0	$(2)	$(3)

Total Written Options						$(2)	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	12/20/2017	0.105%	$	200	$(4)	$5	$1	$0

96	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,484	$0	$(49)	$0	$(49)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	3,794	0	25	25	0
SOG	Receive	Vanguard Small- Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	836	0	22	22	0

								$0	$(2)	$47	$(49)

Total Swap Agreements								$(4)	$3	$48	$(49)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
BPS	2	0	0	2	0	0	(49)	(49)	(47)	0	(47)
CBK	9	0	1	10	0	0	0	0	10	0	10
GLM	1	0	0	1	0	0	0	0	1	0	1
JPM	10	0	25	35	(1)	0	0	(1)	34	0	34
MSB	12	0	0	12	0	0	0	0	12	0	12
SOG	0	0	22	22	0	0	0	0	22	0	22

Total Over the Counter	$34	$0	$48	$82	$(1)	$(3)	$(49)	$(53)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$71	$0	$0	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34	$0	$34
Swap Agreements	0	1	47	0	0	48

	$0	$1	$47	$34	$0	$82

	$0	$1	$118	$34	$0	$153

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO REALPATH® Income Fund (Cont.)

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$14	$0	$0	$14
Futures	0	0	8	0	0	8

	$0	$0	$22	$0	$0	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	3	0	0	3
Swap Agreements	0	0	49	0	0	49

	$0	$0	$52	$1	$0	$53

	$0	$0	$74	$1	$0	$75

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(59)	$0	$0	$(59)
Written Options	0	0	12	0	0	12
Futures	0	0	(52)	0	0	(52)
Swap Agreements	0	(24)	0	0	0	(24)

	$0	$(24)	$(99)	$0	$0	$(123)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20)	$0	$(20)
Written Options	0	0	1	0	0	1
Swap Agreements	0	1	670	0	0	671

	$0	$1	$671	$(20)	$0	$652

	$0	$(23)	$572	$(20)	$0	$529

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$1	$0	$0	$1
Futures	0	0	(1)	0	0	(1)
Swap Agreements	0	12	0	0	0	12

	$0	$12	$0	$0	$0	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31	$0	$31
Written Options	0	0	(1)	0	0	(1)
Swap Agreements	0	(1)	(6)	0	0	(7)

	$0	$(1)	$(7)	$31	$0	$23

	$0	$11	$(7)	$31	$0	$35

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$1,244	$0	$1,244

	$0	$1,244	$0	$1,244

Investments in Affiliates, at Value
Mutual Funds	26,277	0	0	26,277
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,349	0	0	4,349

	$30,626	$0	$0	$30,626

Total Investments	$30,626	$1,244	$0	$31,870

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$71	$0	$71
Over the counter	0	82	0	82

	$0	$153	$0	$153

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(14)	0	(22)
Over the counter	0	(53)	0	(53)

	$(8)	$(67)	$0	$(75)

Total Financial Derivative Instruments	$(8)	$86	$0	$78

Totals	$30,618	$1,330	$0	$31,948

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

98	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		$600	$590

Total Loan Participations and Assignments (Cost $580)			590

CORPORATE BONDS & NOTES 10.0%

BANKING & FINANCE 6.2%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		100	102
4.625% due 10/30/2020		1,500	1,597
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		500	501
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,200	508
2.500% due 10/01/2047		157	26
4.000% due 01/01/2018		1,600	257
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$900	935
Deutsche Bank AG
4.250% due 10/14/2021		2,800	2,936
Dexia Credit Local S.A.
2.375% due 09/20/2022		1,900	1,896
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		7,100	7,237
ING Bank NV
2.625% due 12/05/2022		800	811
International Lease Finance Corp.
6.250% due 05/15/2019		200	213
8.250% due 12/15/2020		200	234
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,800	2,263
MetLife, Inc.
6.817% due 08/15/2018		$100	104
Navient Corp.
4.875% due 06/17/2019		100	104
5.500% due 01/15/2019		600	622
8.450% due 06/15/2018		1,200	1,253
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	2,700	429
2.000% due 10/01/2017		6,600	1,048
2.000% due 01/01/2018		400	64
2.500% due 10/01/2047		703	116
Nykredit Realkredit A/S
1.000% due 10/01/2017		9,800	1,557
2.000% due 10/01/2017		4,200	667
2.500% due 10/01/2047		2,772	457
Realkredit Danmark A/S
1.000% due 01/01/2018		800	128
1.000% due 04/01/2018		2,500	400
2.000% due 01/01/2018		3,300	527
2.500% due 10/01/2047		3,398	561
Toronto-Dominion Bank
2.250% due 03/15/2021		$1,200	1,201
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		600	601
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		1,500	1,523

			30,878

INDUSTRIALS 1.7%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		800	802
Daimler Finance North America LLC
2.250% due 07/31/2019		200	201
2.450% due 05/18/2020		900	907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
eBay, Inc.
2.750% due 01/30/2023	$400	$399
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	200	203
Kinder Morgan, Inc.
7.250% due 06/01/2018	100	104
Mylan NV
3.750% due 12/15/2020	1,500	1,556
Pioneer Natural Resources Co.
6.875% due 05/01/2018	400	411
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	1,500	1,599
VMware, Inc.
2.300% due 08/21/2020	100	100
2.950% due 08/21/2022	200	201
3.900% due 08/21/2027	100	101
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,100	1,101
2.400% due 05/22/2020	700	703

		8,388

UTILITIES 2.1%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	700	704
2.254% (US0003M + 0.950%) due 07/15/2021 ~	3,100	3,141
5.150% due 02/14/2050	800	809
5.300% due 08/14/2058	300	303
Georgia Power Co.
4.250% due 12/01/2019	400	419
Petrobras Global Finance BV
6.125% due 01/17/2022	2,100	2,263
7.250% due 03/17/2044	2,700	2,821
		10,460

Total Corporate Bonds & Notes (Cost $48,503)		49,726

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
1.787% (LIBOR01M + 0.550%) due 09/25/2041 ~	3,602	3,635
4.000% due 10/01/2040 †	9	9
Fannie Mae, TBA
3.500% due 11/01/2032 - 12/01/2047	20,900	21,488
Freddie Mac
1.784% (LIBOR01M + 0.550%) due 07/15/2041 ~	1,330	1,343

Total U.S. Government Agencies (Cost $26,454)		26,475

U.S. TREASURY OBLIGATIONS 30.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)(m)	3,843	3,573
2.875% due 11/15/2046 (h)(m)	15,610	15,655
3.000% due 05/15/2047 (h)	3,780	3,887
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)(m)	9,233	9,261
0.125% due 01/15/2022 (k)	541	542
0.125% due 01/15/2023 (k)(m)	636	635
0.125% due 07/15/2024	72	71
0.125% due 07/15/2026	8,119	7,895
0.250% due 01/15/2025 (h)(k)	20,504	20,300
0.375% due 07/15/2023 (k)(m)	1,999	2,025
0.375% due 07/15/2025	12,769	12,770
0.375% due 07/15/2027	3,002	2,973
0.625% due 01/15/2024 (m)	2,308	2,357
0.625% due 01/15/2026 (k)(m)	2,277	2,307
1.750% due 01/15/2028 (m)	23	26
2.000% due 01/15/2026 (m)	25	28
2.375% due 01/15/2025 (h)(k)	37,842	43,230
2.500% due 01/15/2029	3,170	3,827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 04/15/2029 (m)		$149	$203
U.S. Treasury Notes
1.875% due 04/30/2022 (m)		300	300
1.875% due 08/31/2024 (h)		700	687
2.125% due 07/31/2024 (h)(m)		3,700	3,693
2.250% due 02/15/2027 (h)		2,600	2,584
2.250% due 08/15/2027 (h)		10,900	10,822

Total U.S. Treasury Obligations (Cost $148,926)			149,651

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~		410	368
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~		41	41
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~		131	134
3.353% due 08/25/2033 ~		127	127
3.372% due 02/25/2036 ^~		159	157
3.686% due 07/25/2036 ^~		228	219
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		45	45
Countrywide Alternative Loan Trust
1.889% (12MTA + 1.000%) due 02/25/2036 ~		216	198
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~		105	104
3.342% due 09/20/2036 ^~		135	113
6.000% due 04/25/2036		379	338
Structured Adjustable Rate Mortgage Loan Trust
3.196% due 01/25/2035 ~		25	24
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~		54	52
WaMu Mortgage Pass-Through Certificates Trust
1.567% (US0001M + 0.330%) due 01/25/2045 ~		2,713	2,686

Total Non-Agency Mortgage-Backed Securities (Cost $4,445)			4,606

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp. Home Equity Loan Trust
3.037% (US0001M + 1.800%) due 06/25/2034 ~		149	144
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		313	333
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~		696	630
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		475	403
Avoca CLO PLC
0.119% (EUR006M + 0.370%) due 05/16/2024 ~	EUR	70	83
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~		$890	892
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,423	2,441
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 05/25/2035 ~		89	80
1.487% (US0001M + 0.250%) due 03/25/2037 ~		600	546
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~		151	152

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~		$1,200	$1,058
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~		868	789
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		668	471
Long Beach Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2036 ~		1,900	1,496
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~		995	1,008
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~		934	937
VOLT LLC
3.500% due 03/25/2047		271	274

Total Asset-Backed Securities (Cost $11,179)			11,737

SOVEREIGN ISSUES 19.2%
Argentina Government International Bond
6.875% due 01/26/2027		3,200	3,461
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	19,200	1,175
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	1,197	1,087
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	55,900	17,344
0.000% due 07/01/2018 (c)		3,800	1,141
Canadian Government Real Return Bond
0.500% due 12/01/2050	CAD	702	510
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$500	496
France Government International Bond
1.850% due 07/25/2027 (e)	EUR	432	642
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (e)		408	489
1.650% due 04/23/2020 (e)		200	250
Japan Bank for International Cooperation
2.375% due 07/21/2022		$300	301
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	752,483	6,992
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	950	698
Peru Government International Bond
6.150% due 08/12/2032	PEN	4,400	1,426
Spain Government International Bond
2.150% due 10/31/2025	EUR	3,700	4,691
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	27,024	42,426
0.125% due 03/22/2046 (e)		201	422
0.125% due 11/22/2065 (e)		531	1,542
1.875% due 11/22/2022 (e)		3,450	5,657
3.500% due 01/22/2045		2,723	4,846

Total Sovereign Issues (Cost $93,162)			95,596

		SHARES
COMMON STOCKS 5.8%

ENERGY 2.6%
Andeavor Logistics LP		3,629	182
Antero Midstream Partners LP		8,170	258
Buckeye Partners LP		2,410	137
Cheniere Energy Partners LP		2,857	82
Cheniere Energy, Inc. (a)		9,324	420
Crestwood Equity Partners LP		3,660	89
DCP Midstream LP		7,391	256
Dominion Energy Midstream Partners LP		2,780	89

	SHARES	MARKET VALUE (000S)
Enable Midstream Partners LP	19,982	$319
Enbridge Energy Partners LP	15,925	254
Energy Transfer Partners LP	64,681	1,183
Enterprise Products Partners LP (i)	54,813	1,429
EQT Midstream Partners LP	3,751	281
Genesis Energy LP	6,360	168
Golar LNG Partners LP	4,820	112
Kinder Morgan, Inc.	19,470	373
Magellan Midstream Partners LP	8,528	606
MPLX LP	32,392	1,134
NGL Energy Partners LP	9,667	112
Noble Midstream Partners LP	1,567	81
ONEOK, Inc.	17,103	948
Phillips 66 Partners LP	6,611	347
Plains All American Pipeline LP	22,554	478
Rice Midstream Partners LP	4,554	95
Shell Midstream Partners LP	4,813	134
Spectra Energy Partners LP	9,616	427
Sunoco LP (i)	11,115	346
Tallgrass Energy Partners LP	6,124	293
Targa Resources Corp.	5,794	274
TC PipeLines LP	4,771	250
TransCanada Corp.	8,024	397
Valero Energy Partners LP	1,886	82
Western Gas Partners LP	4,768	245
Williams Partners LP	30,840	1,200

		13,081

FINANCIALS 0.5%
Fortress Investment Group LLC ‘A’	279,775	2,230

HEALTH CARE 0.9%
Akorn, Inc. (a)	68,124	2,261
Kite Pharma, Inc. (a)	11,594	2,085

		4,346

INDUSTRIALS 0.4%
Orbital ATK, Inc.	15,571	2,073

INFORMATION TECHNOLOGY 0.9%
Brocade Communications Systems, Inc.	179,960	2,151
NXP Semiconductors NV (a)	21,383	2,418

		4,569

MATERIALS 0.5%
Dominion Diamond Corp.	161,460	2,289

UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	38,515	216

Total Common Stocks (Cost $29,204)		28,804

EXCHANGE-TRADED FUNDS 6.5%
iShares MSCI EAFE ETF	322,629	22,094
Vanguard REIT ETF	127,145	10,564

Total Exchange-Traded Funds (Cost $31,869)		32,658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.3%

CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.827% due 05/17/2018		$2,900	$2,902
1.940% due 09/04/2018		1,600	1,601
Norinchukin Bank
2.019% due 10/10/2017		3,300	3,301
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		1,000	1,000

			8,804

REPURCHASE AGREEMENTS (g) 10.1%
			50,186

ARGENTINA TREASURY BILLS 1.1%
2.944% due 10/13/2017 - 09/28/2018 (b)(c)		5,590	5,535

JAPAN TREASURY BILLS 1.1%
(0.118)% due 11/06/2017 (c)(d)	JPY	650,000	5,777

MEXICO TREASURY BILLS 0.1%
6.953% due 11/30/2017 - 01/04/2018 (b)(c)	MXN	9,474	513

U.S. TREASURY BILLS 0.1%
1.034% due 11/09/2017 - 01/18/2018 †(b)(c)(m)		$573	571

Total Short-Term Instruments (Cost $71,481)			71,386

Total Investments in Securities (Cost $465,803)			471,229

		SHARES
INVESTMENTS IN AFFILIATES 24.3%

MUTUAL FUNDS (f) 21.5%
PIMCO Capital Securities and Financials Fund		1,319,705	13,950
PIMCO EqS® Long/Short Fund		862,911	10,536
PIMCO Income Fund		3,193,588	39,728
PIMCO Mortgage Opportunities Fund		2,025,297	22,623
PIMCO RAE Fundamental PLUS Fund		2,511,553	18,736
PIMCO Real Return Limited Duration Fund		188,795	1,850

Total Mutual Funds (Cost $101,235)			107,423

100	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	1,390,482	13,745

Total Short-Term Instruments (Cost $13,745)		13,745

Total Investments in Affiliates (Cost $114,980)		121,168

Total Investments 118.7% (Cost $580,783)		$592,397

Financial Derivative Instruments (j)(l) (0.5)% (Cost or Premiums, net $(1,148))		(2,636)

Other Assets and Liabilities, net (18.2)%		(90,829)

Net Assets 100.0%		$498,932

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.240	% †	09/29/2017	10/02/2017	$11,400	Fannie Mae 4.500% due 03/01/2047	$(11,772)	$11,400	$11,401
FICC	0.500	†	09/29/2017	10/02/2017	397	U.S. Treasury Notes 1.750% due 05/31/2022	(405)	397	397
JPS	1.240	†	09/29/2017	10/02/2017	25,000	U.S. Treasury Notes 1.625% due 05/15/2026	(25,471)	25,000	25,003
SAL	1.220	†	09/29/2017	10/02/2017	12,700	U.S. Treasury Notes 1.125% due 02/28/2021	(12,949)	12,700	12,701
SSB	0.200	†	09/29/2017	10/02/2017	689	U.S. Treasury Notes 1.625% due 04/30/2019(2)	(707)	689	689

Total Repurchase Agreements							$(51,304)	$50,186	$50,191

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOS	0.800%	09/26/2017	10/02/2017	$(1,407)	$(1,407)
	1.000	09/29/2017	10/06/2017	(6,983)	(6,983)
	1.100	09/29/2017	10/02/2017	(689)	(689)
	1.400	09/29/2017	10/02/2017	(6,274)	(6,274)
BSN	1.220	09/07/2017	10/03/2017	(11,608)	(11,617)
	1.240	08/11/2017	10/11/2017	(102)	(102)
	1.250	08/29/2017	10/27/2017	(1,047)	(1,049)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
IND	1.250%	08/15/2017	10/16/2017	$(2,610)	$(2,614)
	1.270	09/01/2017	10/06/2017	(1,500)	(1,502)
	1.280	09/12/2017	10/12/2017	(453)	(453)
	1.290	09/19/2017	10/03/2017	(17,739)	(17,748)
	1.300	07/03/2017	10/03/2017	(7,888)	(7,914)
	1.300	09/14/2017	10/16/2017	(2,579)	(2,581)
JPS	0.890	09/25/2017	10/02/2017	(2,500)	(2,500)
SCX	1.280	08/24/2017	10/24/2017	(6,851)	(6,860)
	1.280	09/07/2017	10/11/2017	(712)	(713)
	1.280	09/08/2017	10/12/2017	(2,871)	(2,874)
	1.280	09/28/2017	10/16/2017	(4,087)	(4,088)

Total Reverse Repurchase Agreements					$(77,968)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
TDM	1.250%	09/12/2017	10/12/2017	$(2,805)	$(2,804)

Total Sale-Buyback Transactions					$(2,804)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
PIMCO Global Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(15,354)	$0	$(15,354)	$15,258	$(96)
BSN	0	(12,767)	0	(12,767)	12,562	(205)
FICC	397	0	0	397	(405)	(8)
IND	0	(32,812)	0	(32,812)	32,409	(403)
JPS	0	(2,500)	0	(2,500)	2,482	(18)
GRE	0	0	0	0	(99)	(99)
SCX	0	(14,535)	0	(14,535)	14,336	(199)

Master Securities Forward Transaction Agreement
TDM	0	0	(2,804)	(2,804)	2,758	(46)

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BCY	11,401	0	0	11,401	(11,772)	(371)
JPS	25,003	0	0	25,003	(25,471)	(468)
SAL	12,701	0	0	12,701	(12,949)	(248)
SSB	689	0	0	689	(707)	(18)

Total Borrowings and Other Financing Transactions	$50,191	$(77,968)	$(2,804)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(77,968)	$0	$0	$(77,968)

Total	$0	$(77,968)	$0	$0	$(77,968)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,804)	0	0	(2,804)

Total	$0	$(2,804)	$0	$0	$(2,804)

Total Borrowings	$0	$(80,772)	$0	$0	$(80,772)

Payable for reverse repurchase agreements and sale-buyback transactions					$(80,772)

(i)	Securities with an aggregate market value of $1,294 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

102	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(h)	Securities with an aggregate market value of $3,019 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(87,147) at a weighted average interest rate of 1.035%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(5)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures	$ 3.100	03/26/2018	35	$350	$118	$60
Call - NYMEX Natural Gas August Futures	3.100	07/26/2018	35	350	117	72
Call - NYMEX Natural Gas December Futures	3.100	11/27/2018	35	350	117	120
Call - NYMEX Natural Gas February Futures	3.100	01/26/2018	35	350	117	145
Call - NYMEX Natural Gas January Futures	3.100	12/26/2017	35	350	117	122
Call - NYMEX Natural Gas July Futures	3.100	06/26/2018	35	350	117	67
Call - NYMEX Natural Gas June Futures	3.100	05/25/2018	35	350	117	58
Call - NYMEX Natural Gas March Futures	3.100	02/23/2018	35	350	117	151
Call - NYMEX Natural Gas May Futures	3.100	04/25/2018	35	350	117	52
Call - NYMEX Natural Gas November Futures	3.100	10/26/2018	35	350	117	90
Call - NYMEX Natural Gas October Futures	3.100	09/25/2018	35	350	117	79
Call - NYMEX Natural Gas September Futures	3.100	08/28/2018	35	350	117	73

					$1,405	$1,089

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$109.500	12/22/2017	138	$276	$1	$1
Call - CBOT U.S. Treasury 5-Year Note January Futures	123.500	12/22/2017	136	136	1	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	124.250	12/22/2017	100	100	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	592	1,480	59	34

					$62	$35

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,400.000	12/15/2017	143	$14	$576	$249

Total Purchased Options					$2,043	$1,373

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude November Futures †	$44.000	10/17/2017	58	$58	$(52)	$(1)
Call - NYMEX Crude November Futures †	52.000	10/17/2017	58	58	(39)	(54)
Put - NYMEX Natural Gas April Futures	2.600	03/26/2018	35	350	(60)	(30)
Call - NYMEX Natural Gas April Futures	3.750	03/26/2018	35	350	(57)	(15)
Put - NYMEX Natural Gas August Futures	2.600	07/26/2018	35	350	(60)	(39)
Call - NYMEX Natural Gas August Futures	3.750	07/26/2018	35	350	(57)	(20)
Put - NYMEX Natural Gas December Futures	2.600	11/27/2018	35	350	(60)	(37)
Call - NYMEX Natural Gas December Futures	3.750	11/27/2018	35	350	(57)	(46)
Put - NYMEX Natural Gas February Futures	2.600	01/26/2018	35	350	(60)	(17)
Call - NYMEX Natural Gas February Futures	3.750	01/26/2018	35	350	(57)	(64)
Put - NYMEX Natural Gas January Futures	2.600	12/26/2017	35	350	(60)	(8)
Call - NYMEX Natural Gas January Futures	3.750	12/26/2017	35	350	(57)	(39)
Put - NYMEX Natural Gas July Futures	2.600	06/26/2018	35	350	(60)	(35)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Natural Gas July Futures	$3.750	06/26/2018	35	$350	$(57)	$(17)
Put - NYMEX Natural Gas June Futures	2.600	05/25/2018	35	350	(60)	(34)
Call - NYMEX Natural Gas June Futures	3.750	05/25/2018	35	350	(57)	(13)
Put - NYMEX Natural Gas March Futures	2.600	02/23/2018	35	350	(60)	(28)
Call - NYMEX Natural Gas March Futures	3.750	02/23/2018	35	350	(57)	(81)
Put - NYMEX Natural Gas May Futures	2.600	04/25/2018	35	350	(60)	(34)
Call - NYMEX Natural Gas May Futures	3.750	04/25/2018	35	350	(57)	(11)
Put - NYMEX Natural Gas November Futures	2.600	10/26/2018	35	350	(60)	(43)
Call - NYMEX Natural Gas November Futures	3.750	10/26/2018	35	350	(57)	(30)
Put - NYMEX Natural Gas October Futures	2.600	09/25/2018	35	350	(60)	(45)
Call - NYMEX Natural Gas October Futures	3.750	09/25/2018	35	350	(57)	(25)
Put - NYMEX Natural Gas September Futures	2.600	08/28/2018	35	350	(60)	(44)
Call - NYMEX Natural Gas September Futures	3.750	08/28/2018	35	350	(57)	(22)

					$(1,495)	$(832)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	90	$90	$(55)	$(14)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	165	165	(33)	(69)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	44	44	(14)	(30)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	88	88	(29)	(89)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	84	84	(24)	(7)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	44	44	(23)	(2)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	34	34	(20)	(20)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	592	1,480	(67)	(11)

					$(265)	$(242)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,450.000	10/20/2017	21	$2	$(21)	$(9)
Put - CBOE S&P 500	2,225.000	12/15/2017	81	8	(137)	(48)
Put - CBOE S&P 500	2,325.000	12/15/2017	62	6	(93)	(26)
Put - EUREX EURO STOXX Banks	125.000	10/20/2017	664	33	(90)	(6)

					$(341)	$(89)

Total Written Options					$(2,101)	$(1,163)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Brent (ICE) Dubai Futures April Futures †	04/2018	18	$	29	$(1)	$0	$(1)
Brent (ICE) Dubai Futures August Futures †	08/2018	28		47	(2)	0	0
Brent (ICE) Dubai Futures December Futures †	12/2018	28		48	0	0	0
Brent (ICE) Dubai Futures February Futures †	02/2018	18		29	(1)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	18		29	(1)	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	28		46	(2)	0	(1)
Brent (ICE) Dubai Futures June Futures †	06/2018	18		29	0	0	(1)
Brent (ICE) Dubai Futures March Futures †	03/2018	18		29	(1)	0	0
Brent (ICE) Dubai Futures May Futures †	05/2018	18		29	(1)	0	(1)
Brent (ICE) Dubai Futures November Futures †	11/2018	28		47	(1)	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	28		47	(1)	0	(1)
Brent (ICE) Dubai Futures September Futures †	09/2018	28		47	(2)	0	(1)
Brent Crude March Futures †	01/2018	17		957	68	0	(4)
Copper March Futures †	03/2018	17		1,264	(35)	0	(11)
Cotton No. 2 March Futures †	03/2018	46		1,559	(77)	0	(6)
E-mini NASDAQ 100 Index December Futures	12/2017	3		359	1	1	0
E-mini S&P 500 Index December Futures	12/2017	667		83,912	1,240	282	0
Euro STOXX 50 December Futures	12/2017	839	EUR	35,460	727	299	0
Euro-BTP Italy Government Bond December Futures	12/2017	41		6,540	(26)	23	0
Euro-Bund 10-Year Bond December Futures	12/2017	149		28,354	(125)	36	(38)

104	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
FTSE 100 Index December Futures	12/2017	146	GBP	14,339	$(37)	$123	$0
Gas Oil March Futures †	03/2018	26	$	1,361	81	0	(7)
Hang Seng China Enterprises Index October Futures	10/2017	44	HKD	3,071	(3)	21	(52)
JPX Nikkei Index 400 December Futures	12/2017	1,470	JPY	19,321	971	63	(30)
Lead March Futures †	03/2018	9	$	560	32	0	0
Natural Gas March Futures †	03/2018	40		1,300	(2)	0	(4)
New York Harbor ULSD March Futures †	03/2018	18		1,343	69	0	(5)
Nikkei 225 Yen-denominated Futures December Futures	12/2017	140	JPY	12,659	410	13	(36)
Platinum January Futures †	01/2018	77	$	3,525	(261)	0	(39)
Russell 2000 Mini Index December Futures	12/2017	172		12,839	352	3	0
S&P/Toronto Stock Exchange 60 December Futures	12/2017	43	CAD	6,332	303	22	0
Silver December Futures †	12/2017	12	$	1,001	(63)	0	(10)
WTI Crude June Futures †	05/2018	468		24,359	(49)	0	(14)
Zinc March Futures †	03/2018	18		1,418	16	0	0

					$3,579	$886	$(262)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Aluminum March Futures †	03/2018	36	$	(1,906)	$(2)	$0	$0
Arabica Coffee March Futures †	03/2018	26		(1,284)	118	4	0
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	116		(187)	10	12	0
Cocoa March Futures †	03/2018	65		(1,322)	(3)	0	(35)
Corn March Futures †	03/2018	81		(1,489)	77	0	(10)
Gold 100 oz. December Futures †	12/2017	59		(7,580)	49	23	0
Japan Government 10-Year Bond December Futures	12/2017	18	JPY	(24,051)	152	51	(14)
Mini MSCI Emerging Markets Index December Futures	12/2017	375	$	(20,424)	126	0	(236)
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	116		(89)	241	0	(1)
Soybean March Futures †	03/2018	34		(1,679)	(24)	0	(14)
Sugar No. 11 March Futures †	02/2018	81		(1,279)	35	0	(14)
U.S. Treasury 2-Year Note December Futures	12/2017	138		(29,767)	79	17	0
U.S. Treasury 5-Year Note December Futures	12/2017	236		(27,730)	125	39	0
U.S. Treasury 10-Year Note December Futures	12/2017	131		(16,416)	91	31	0
U.S. Treasury 30-Year Bond December Futures	12/2017	221		(33,772)	427	1	(7)
United Kingdom Long Gilt December Futures	12/2017	211	GBP	(35,026)	871	8	(71)
WTI Crude March Futures †	02/2018	482	$	(25,180)	(28)	0	0

					$2,344	$186	$(402)

Total Futures Contracts					$5,923	$1,072	$(664)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Reference Entity									Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.201%	$ 900	$(27)	$1	$(26)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.137	1,200	(31)	3	(28)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.206	200	(6)	0	(6)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.227	700	(16)	0	(16)	0	0

						$(80)	$4	$(76)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Reference Entity										Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.209%	EUR	2,000	$11	$(6)	$5	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022	$ 9,150	$(650)	$(67)	$(717)	$0	$(33)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022	14,600	(1,104)	(58)	(1,162)	0	(25)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	19,500	(393)	(24)	(417)	0	(7)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR 17,700	(254)	(269)	(523)	0	(9)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	51,100	(1,355)	(16)	(1,371)	0	(32)

					$(3,756)	$(434)	$(4,190)	$0	$(106)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	Quarterly	06/20/2022	EUR	700	$20	$0	$20	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$ 3,680	$9	$142	$151	$4	$0
Pay(6)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD 89,700	(126)	(79)	(205)	55	0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019	8,000	(69)	6	(63)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019	$ 71,500	433	(110)	323	30	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	6,400	(45)	22	(23)	4	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023	6,900	0	150	150	0	(12)
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023	9,000	0	188	188	0	(16)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023	9,000	0	188	188	0	(16)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023	9,400	10	106	116	0	(16)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026	43,010	(138)	130	(8)	33	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026	14,900	(56)	124	68	11	0
Receive(6)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026	10,400	(31)	(251)	(282)	0	(4)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026	40,200	250	56	306	18	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,790	215	(70)	145	7	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	15,200	394	(147)	247	0	(27)
Receive(6)	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028	14,400	51	(490)	(439)	27	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	2,500	(204)	46	(158)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	4,200	(761)	28	(733)	8	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	7,760	295	(11)	284	13	0
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048	6,020	(439)	(12)	(451)	0	(11)
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048	2,000	0	(141)	(141)	0	(4)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048	2,000	0	(141)	(141)	0	(4)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048	2,100	25	(81)	(56)	0	(4)
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020	29,900	(55)	228	173	0	(3)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	11,900	(408)	365	(43)	0	(40)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	2,800	(64)	(24)	(88)	0	(22)
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	09/18/2020	JPY 40,000	(6)	4	(2)	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	1,080,000	388	109	497	0	(7)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024	1,220,000	470	127	597	0	(10)
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	350,000	(5)	12	7	2	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	220,000	(12)	2	(10)	1	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044	513,000	113	631	744	0	(39)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN 51,800	1	45	46	0	(6)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027	72,800	107	89	196	0	(9)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027	13,100	7	0	7	0	(2)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036	16,900	86	8	94	0	(5)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036	100	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037	39,780	5	18	23	0	(10)
Pay	CPTFEMU	1.385	Maturity	12/15/2026	EUR 1,060	(2)	(3)	(5)	1	0
Pay	CPURNSA	1.460	Maturity	07/18/2018	$ 7,900	0	26	26	0	(2)
Pay	CPURNSA	1.715	Maturity	07/18/2019	7,900	0	(34)	(34)	0	0
Pay	CPURNSA	2.027	Maturity	11/23/2020	5,100	0	(13)	(13)	0	(8)
Pay	CPURNSA	2.021	Maturity	11/25/2020	4,900	0	(12)	(12)	0	(8)
Pay	CPURNSA	1.550	Maturity	07/26/2021	1,900	64	(23)	41	0	(3)
Pay	CPURNSA	1.603	Maturity	09/12/2021	1,390	42	(18)	24	0	(2)
Pay	CPURNSA	1.955	Maturity	07/25/2024	8,200	0	49	49	0	(20)

106	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	CPURNSA	2.063%	Maturity	05/12/2025	$ 22,600	$0	$218	$218	$130	$0
Pay	CPURNSA	1.730	Maturity	07/26/2026	1,900	(102)	36	(66)	6	0
Pay	CPURNSA	1.801	Maturity	09/12/2026	1,390	(64)	27	(37)	4	0
Pay	CPURNSA	1.780	Maturity	09/15/2026	6,700	(325)	129	(196)	16	0
Pay	CPURNSA	2.102	Maturity	07/20/2027	5,700	0	(12)	(12)	20	0
Pay	CPURNSA	2.060	Maturity	07/25/2027	8,200	0	(53)	(53)	27	0
Pay	CPURNSA	2.067	Maturity	07/25/2027	3,600	0	(21)	(21)	12	0
Pay	CPURNSA	2.122	Maturity	08/01/2027	3,800	0	(3)	(3)	12	0
Pay	CPURNSA	0.000	Maturity	09/20/2027	1,730	0	5	5	5	0
Pay	CPURNSA	0.000	Maturity	09/25/2027	1,700	0	(1)	(1)	5	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027	3,000	(8)	(6)	(14)	6	0
Pay	UKRPI	3.400	Maturity	06/15/2030	27,800	10	630	640	47	0
Pay	UKRPI	3.530	Maturity	10/15/2031	700	6	6	12	1	0
Pay	UKRPI	0.000	Maturity	09/15/2032	5,130	2	(5)	(3)	10	0
Pay	UKRPI	3.585	Maturity	10/15/2046	240	(29)	12	(17)	0	(1)

						$35	$2,201	$2,236	$527	$(311)

Total Swap Agreements						$(3,770)	$1,765	$(2,005)	$527	$(417)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Global Multi-Asset Fund(7)	$1,373	$1,033	$527	$2,933	$(1,108)	$(484)	$(417)	$(2,009)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)(7)	0	39	0	39	(55)	(180)	0	(235)

Total Exchange-Traded or Centrally Cleared	$1,373	$1,072	$527	$2,972	$(1,163)	$(664)	$(417)	$(2,244)

(k)	Securities with an aggregate market value of $15,149 and cash of $7,102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$552	JPY	61,400	$0	$(6)
BOA	10/2017	CHF	6,251		$6,412	0	(44)
	10/2017	EUR	15,469		18,134	0	(149)
	10/2017	SEK	20,653		2,525	0	(11)
	10/2017		$6,624	CHF	6,251	0	(169)
	11/2017		6,424		6,251	44	0
	11/2017		18,164	EUR	15,469	148	0
	11/2017		2,529	SEK	20,653	10	0
BPS	10/2017	BRL	16,000		$4,667	0	(384)
	10/2017	CLP	615,800		914	0	(48)
	10/2017	GBP	1,822		2,457	16	0
	10/2017	TWD	14,897		493	2	0
	10/2017		$5,444	BRL	17,592	116	(5)
	10/2017		1,391	IDR	18,632,445	0	(9)
	10/2017		965	INR	62,835	1	(7)
	12/2017	INR	48,405		$744	9	0
	12/2017		$2,476	INR	163,035	1	0
	01/2018	BRL	3,050		$845	0	(107)
	01/2018	DKK	6,100		894	0	(80)
	02/2018	ARS	8,462		447	0	(8)
	03/2018	MXN	20,580		984	0	(120)
	03/2018		$1,037	MXN	20,580	67	0
BRC	10/2017	CAD	989		$816	23	0
CBK	10/2017	BRL	1,335		421	0	0
	10/2017	JPY	1,703,271		15,099	0	(37)
	10/2017		$422	BRL	1,335	0	(1)
	10/2017		348	EUR	288	0	(8)
	11/2017	JPY	240,000		$2,178	42	0
	11/2017		$15,120	JPY	1,703,271	37	0
	12/2017	MXN	5,265		$286	0	0
DUB	10/2017	BRL	12,600		3,977	0	(1)
	10/2017		$3,802	BRL	12,600	177	0
	01/2018	BRL	3,500		$970	0	(122)
	07/2018		3,800		1,123	0	(37)
FBF	10/2017	RUB	35,570		610	0	(5)
	10/2017		$972	CLP	615,800	0	(10)
	12/2017	CNH	1,752		$254	0	(9)
	12/2017		$847	INR	55,428	0	(5)
	02/2018	CLP	615,800		$969	10	0
GLM	10/2017	BRL	5,100		1,610	0	0
	10/2017	CZK	35,815		1,637	9	(2)
	10/2017	IDR	2,190,767		163	1	0
	10/2017	JPY	357,800		3,219	39	0
	10/2017	THB	16,100		487	4	0
	10/2017	TWD	14,772		491	5	0
	10/2017		$3,023	BRL	9,820	89	(14)
	10/2017		752	DKK	4,880	23	0
	10/2017		586	GBP	431	0	(8)
	10/2017		510	TRY	1,768	0	(16)
	11/2017	TRY	2,207		$613	2	0
	12/2017	KRW	1,917,487		1,701	25	0
	12/2017	MXN	40,937		2,264	42	0
	12/2017		$2,588	MXN	47,081	0	(33)
	12/2017		286	PHP	14,667	1	0
	12/2017		1,300	SGD	1,769	5	0
	01/2018	MXN	3,164		$155	0	(17)
	01/2018		$143	ARS	2,641	1	0
	04/2018	DKK	2,525		$387	0	(19)
HUS	10/2017	BRL	13,500		4,261	0	(1)
	10/2017	DKK	24,367		3,729	0	(141)
	10/2017	GBP	4,506		6,098	60	0
	10/2017		$4,033	BRL	13,500	230	0
	12/2017	MXN	6,006		$327	1	0
	12/2017		$120	MXN	2,150	0	(3)

108	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2018		$1,713	ARS	32,089	$11	$0
IND	10/2017		6,963	CAD	8,685	0	(2)
JPM	10/2017	AUD	4,053		$3,211	31	0
	10/2017	BRL	23,135		6,836	2	(471)
	10/2017	DKK	2,090		320	0	(12)
	10/2017	GBP	3,054		4,150	58	0
	10/2017	IDR	4,719,264		352	2	0
	10/2017	KRW	550,456		487	6	0
	10/2017	NZD	706		505	0	(5)
	10/2017	THB	32,288		974	6	0
	10/2017	TWD	14,768		493	7	0
	10/2017		$7,303	BRL	23,135	2	0
	10/2017		18,327	EUR	15,181	0	(385)
	10/2017		40,486	GBP	30,231	31	(7)
	10/2017		487	IDR	6,506,807	0	(4)
	10/2017		980	INR	62,925	0	(18)
	10/2017		480	KRW	550,456	0	0
	10/2017		988	TRY	3,499	0	(12)
	11/2017	GBP	29,725		$39,840	0	(30)
	11/2017	JPY	240,000		2,178	42	0
	11/2017		$422	BRL	1,335	0	(2)
	11/2017		1,672	TRY	6,058	6	0
	12/2017	INR	90,590		$1,381	6	(1)
	12/2017	THB	7,261		219	1	0
	12/2017	TWD	36,745		1,233	20	0
	12/2017		$211	ARS	3,786	0	(1)
	01/2018	BRL	5,850		$1,617	0	(208)
	01/2018	DKK	146		22	0	(1)
	02/2018	ARS	5,745		303	0	(6)
MSB	11/2017	JPY	170,000		1,543	30	0
NAB	10/2017	CAD	7,696		6,217	49	0
	11/2017		$6,219	CAD	7,696	0	(49)
NGF	11/2017	MXN	6,310		$306	0	(37)
	01/2018	BRL	43,500		12,204	0	(1,365)
	01/2018		$70	ARS	1,287	1	0
SCX	10/2017		18,456	JPY	1,999,671	0	(685)
	10/2017		2,613	SEK	20,653	0	(78)
	12/2017	KRW	1,473,454		$1,304	17	0
SOG	10/2017	CZK	11,586		530	3	0
	10/2017	GBP	21,280		27,637	0	(879)
	12/2017		$10	CNH	69	0	0
SSB	10/2017	TWD	14,578		$487	7	0
	10/2017		$416	ZAR	5,386	0	(18)
TOR	10/2017		607	NOK	4,710	0	(16)
UAG	12/2017		821	HKD	6,405	1	0
	01/2018		1,011	DKK	6,335	0	0

Total Forward Foreign Currency Contracts						$1,579	$(5,928)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
CBK	Put - OTC EURO STOXX 50 D&I @ 3,156.85 +	EURUSD 1.040	12/15/2017	6,576	$7	$356	$0
MEI	Put - OTC S&P 500 U&I @ 2,342.650 +	10Y USISDA 2.410	09/07/2018	10,395	10	282	258

						$638	$258

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,000	$501	$64
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,000	501	557
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	439
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,400	340	44
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,400	340	379

							$ 6,595	$1,483

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$49,700	$22	$22

Total Purchased Options						$7,255	$1,763

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	2,988	$(15)	$(1)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount			Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$		12,000	$(106)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035		EUR	6,400	(291)	(74)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	$		8,600	(23)	0
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020			8,600	(23)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020			11,700	(132)	(33)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020			5,200	(96)	(18)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0				0	0	43
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0				0	0	49

								$(671)	$(33)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$	13,000	$(113)	$0
	Put - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017		13,000	(113)	(67)

								$(226)	$(67)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$49,700	$(22)	$(23)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC CLCAL18 †+	Sell	46.000%	10/17/2017	$63	$(64)	$(2)
	Call - OTC CLCAL18 †+	Buy	52.000	10/17/2017	64	(25)	(65)

						$(89)	$(67)

110	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC MSCI Emerging Markets Fund	$1,060.000	10/20/2017	$	5	$(34)	$(32)
	Put - OTC MSCI Emerging Markets Fund	1,070.000	10/20/2017		2	(20)	(23)

						$(54)	$(55)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC Bovespa	71,500.000	10/18/2017	BRL	0	$(67)	$(259)
GST	Put - OTC Nikkei 225	19,000.000	10/13/2017	JPY	29	(35)	(2)

						$(102)	$(261)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$ 4,000	$(11)	$(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017	4,000	(9)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	4,000	(10)	0

					$(30)	$(2)

Total Written Options					$(1,209)	$(509)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EURMARGIN 4Q17 †	$6.970	Maturity	12/31/2017	12,030	$ 0	$(15)	$ 0	$(15)
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	1,700	0	(94)	0	(94)
GST	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	600	0	(32)	0	(32)
JPM	Pay	EURMARGIN 4Q17 †	7.100	Maturity	12/31/2017	870	0	(1)	0	(1)
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	18,000	0	43	43	0
MYC	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	5,700	0	11	11	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	3,900	0	7	7	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	2,100	0	3	3	0
	Receive	EURMARGIN 4Q17 †	4.740	Maturity	12/31/2017	10,800	0	38	38	0
	Receive	EURMARGIN 4Q17 †	4.850	Maturity	12/31/2017	10,800	0	36	36	0
	Pay	EURMARGIN 4Q17 †	5.820	Maturity	12/31/2017	5,700	0	(13)	0	(13)
	Pay	EURMARGIN 4Q17 †	5.860	Maturity	12/31/2017	2,100	0	(5)	0	(5)
	Pay	EURMARGIN 4Q17 †	5.900	Maturity	12/31/2017	3,900	0	(9)	0	(9)
	Pay	EURMARGIN 4Q17 †	6.790	Maturity	12/31/2017	8,400	0	(12)	0	(12)
	Pay	EURMARGIN 4Q17 †	6.960	Maturity	12/31/2017	3,000	0	(4)	0	(4)
SOG	Pay	EURMARGIN 4Q17 †	6.050	Maturity	12/31/2017	3,600	0	(8)	0	(8)

							$0	$(55)	$138	$(193)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.114%	$ 400	$8	$(11)	$0	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$ 200	$(17)	$14	$0	$(3)
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	12/20/2017	0.105	20,500	(381)	429	48	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$300	$(26)	$22	$0	$(4)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	9,500	(616)	303	0	(313)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	600	1	1	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	2,100	(146)	120	0	(26)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	1,800	(114)	55	0	(59)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	100	(7)	6	0	(1)
	Deutsche Bank AG	1.000	Quarterly	12/20/2021	1.540	EUR 400	(83)	73	0	(10)

							$(1,389)	$1,023	$50	$(416)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
								Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$ 1,586	$(34)	$45	$11	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(48)	32	0	(16)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(19)	23	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	455	32	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	522	0	(12)
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	662	44	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	163	0	(72)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	52	0	(29)

						$(1,992)	$1,954	$91	$(129)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Pay	CPURNSA	1.788%	Maturity	07/18/2026	$300	$0	$(9)	$0	$(9)
	Pay	CPURNSA	0.000	Maturity	07/19/2026	4,000	0	(110)	0	(110)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	2,300	0	(65)	0	(65)
	Pay	CPURNSA	0.000	Maturity	09/20/2026	15,300	0	(417)	0	(417)

							$0	$(601)	$0	$(601)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	AMZX Index	1,346	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018	$	1,661	$0	$(3)	$0	$(3)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		1,900	1	(4)	0	(3)
BPS	Pay	SPGCINP Index †	9,093	(0.500)%	Monthly	02/15/2018		1,741	0	(11)	0	(11)
	Receive	SPSIBKT Index	551	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		698	0	69	69	0
	Receive	DWRTFT Index	15	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018		143	0	0	0	0
FBF	Receive	Swiss Market Index	820	1-Month USD-LIBOR plus a specified spread	Maturity	12/15/2017	CHF	7,388	0	100	100	0
GST	Pay	SPGCINP Index †	4,522	(0.500)%	Monthly	02/15/2018	$	866	0	(6)	0	(6)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		4,000	4	(52)	0	(48)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		1,400	1	(16)	0	(15)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		1,800	1	(3)	0	(2)
MEI	Receive	NDUEEGF Index	83,891	3-Month USD-LIBOR plus a specified spread	Quarterly	06/07/2018		40,880	0	(217)	0	(217)

112	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYI	Receive	DWRTFT Index	20	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	$	194	$0	$(3)	$0	$(3)
	Receive	SPSIBKT Index	5,669	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		7,184	0	719	719	0

									$7	$573	$888	$(308)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	GOLDLNPM Index(9) †	7.023%	Maturity	07/29/2020	$6,604	$0	$283	$283	$0
	Pay	GOLDLNPM Index(9) †	7.840	Maturity	09/09/2020	357	0	16	16	0
JPM	Receive	GOLDLNPM Index(9) †	3.861	Maturity	07/29/2020	5,929	0	(73)	0	(73)
	Receive	GOLDLNPM Index(9) †	3.976	Maturity	07/29/2020	675	0	(9)	0	(9)
	Receive	GOLDLNPM Index(9) †	4.268	Maturity	09/09/2020	357	0	(3)	0	(3)

							$0	$214	$299	$(85)

Total Swap Agreements							$(3,366)	$3,097	$1,466	$(1,735)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
PIMCO Global Multi-Asset Fund
AZD	$0	$0	$0	$0	$(6)	$0	$0	$(6)	$(6)	$0	$(6)
BOA	202	0	0	202	(373)	0	(6)	(379)	(177)	0	(177)
BPS	212	0	69	281	(768)	0	0	(768)	(487)	471	(16)
BRC	23	0	0	23	0	0	0	0	23	0	23
CBK	79	0	48	127	(46)	0	(3)	(49)	78	0	78
DUB	177	643	11	831	(160)	(23)	(4)	(187)	644	(480)	164
FBF	10	0	100	110	(29)	(314)	0	(343)	(233)	277	44
GLM	246	0	0	246	(109)	(74)	0	(183)	63	(310)	(247)
GST	0	0	36	36	0	(2)	(389)	(391)	(355)	542	187
HUS	302	0	2	304	(145)	0	(85)	(230)	74	0	74
IND	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	220	439	0	659	(1,163)	39	(28)	(1,152)	(493)	581	88
MEI	0	258	44	302	0	0	(217)	(217)	85	269	354
MSB	30	0	0	30	0	0	0	0	30	0	30
MYC	0	0	0	0	0	0	(676)	(676)	(676)	655	(21)
MYI	0	0	719	719	0	0	(3)	(3)	716	(521)	195
NAB	49	0	0	49	(49)	0	0	(49)	0	0	0
NGF	1	423	0	424	(1,402)	0	0	(1,402)	(978)	907	(71)
RYL	0	0	0	0	0	(67)	0	(67)	(67)	254	187
SCX	17	0	0	17	(763)	(1)	0	(764)	(747)	578	(169)
SOG	3	0	0	3	(879)	0	0	(879)	(876)	944	68
SSB	7	0	0	7	(18)	0	0	(18)	(11)	0	(11)
TOR	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
UAG	1	0	0	1	0	0	(29)	(29)	(28)	82	54
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
BPS	0	0	0	0	0	0	(120)	(120)	(120)	23	(97)
GST	0	0	299	299	0	0	(38)	(38)	261	(260)	1
JPM	0	0	43	43	0	0	(86)	(86)	(43)	0	(43)
MYC	0	0	95	95	0	(67)	(43)	(110)	(15)	(242)	(257)
SOG	0	0	0	0	0	0	(8)	(8)	(8)	0	(8)

Total Over the Counter	$1,579	$1,763	$1,466	$4,808	$(5,928)	$(509)	$(1,735)	$(8,172)

(m)	Securities with an aggregate market value of $5,729 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(9)	Variance Swap
(10)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1,089	$0	$249	$0	$35	$1,373
Futures	39	0	827	0	206	1,072
Swap Agreements	0	0	0	0	527	527

	$1,128	$0	$1,076	$0	$768	$2,972

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,579	$0	$1,579
Purchased Options	0	0	258	0	1,505	1,763
Swap Agreements	437	141	888	0	0	1,466

	$437	$141	$1,146	$1,579	$1,505	$4,808

	$1,565	$141	$2,222	$1,579	$2,273	$7,780

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$832	$0	$89	$0	$242	$1,163
Futures	180	0	354	0	130	664
Swap Agreements	0	106	0	0	311	417

	$1,012	$106	$443	$0	$683	$2,244

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,928	$0	$5,928
Written Options	67	0	316	1	125	509
Swap Agreements	295	548	223	0	669	1,735

	$362	$548	$539	$5,929	$794	$8,172

	$1,374	$654	$982	$5,929	$1,477	$10,416

114	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(625)	$0	$(156)	$(781)
Written Options	125	0	2,258	0	717	3,100
Futures	(537)	0	11,209	0	(2,702)	7,970
Swap Agreements	0	(2,183)	0	0	932	(1,251)

	$(412)	$(2,183)	$12,842	$0	$(1,209)	$9,038

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,124	$0	$2,124
Purchased Options	0	0	(1,186)	0	(1,305)	(2,491)
Written Options	85	8	50	110	2,531	2,784
Swap Agreements	(148)	889	3,329	0	(102)	3,968

	$(63)	$897	$2,193	$2,234	$1,124	$6,385

	$(475)	$(1,286)	$15,035	$2,234	$(85)	$15,423

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(357)	$0	$(256)	$0	$93	$(520)
Written Options	680	0	(486)	0	(151)	43
Futures	844	0	2,546	0	2,119	5,509
Swap Agreements	0	(78)	0	0	(140)	(218)

	$1,167	$(78)	$1,804	$0	$1,921	$4,814

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,050)	$0	$(1,050)
Purchased Options	0	0	260	0	542	802
Written Options	22	0	(230)	36	(1,783)	(1,955)
Swap Agreements	(195)	491	138	0	585	1,019

	$(173)	$491	$168	$(1,014)	$(656)	$(1,184)

	$994	$413	$1,972	$(1,014)	$1,265	$3,630

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$590	$590
Corporate Bonds & Notes
Banking & Finance	0	30,878	0	30,878
Industrials	0	8,388	0	8,388
Utilities	0	10,460	0	10,460
U.S. Government Agencies	0	26,475	0	26,475
U.S. Treasury Obligations	0	149,651	0	149,651
Non-Agency Mortgage-Backed Securities	0	4,606	0	4,606
Asset-Backed Securities	0	11,737	0	11,737
Sovereign Issues	0	95,596	0	95,596
Common Stocks
Energy	13,081	0	0	13,081
Financials	2,230	0	0	2,230
Health Care	4,346	0	0	4,346
Industrials	2,073	0	0	2,073
Information Technology	4,569	0	0	4,569
Materials	2,289	0	0	2,289
Utilities	216	0	0	216
Exchange-Traded Funds	32,658	0	0	32,658
Short-Term Instruments
Certificates of Deposit	0	8,804	0	8,804
Repurchase Agreements	0	50,186	0	50,186
Argentina Treasury Bills	0	5,535	0	5,535
Japan Treasury Bills	0	5,777	0	5,777
Mexico Treasury Bills	0	513	0	513
U.S. Treasury Bills	0	571	0	571

	$61,462	$409,177	$590	$471,229

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Mutual Funds	$107,423	$0	$0	$107,423
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,745	0	0	13,745

	$121,168	$0	$0	$121,168

Total Investments	$182,630	$409,177	$590	$592,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,195	777	0	2,972
Over the counter	22	4,528	258	4,808

	$2,217	$5,305	$258	$7,780

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,507)	(737)	0	(2,244)
Over the counter	(23)	(8,082)	(67)	(8,172)

	$(1,530)	$(8,819)	$(67)	$(10,416)

Total Financial Derivative Instruments	$687	$(3,514)	$191	$(2,636)

Totals	$183,317	$405,663	$781	$589,761

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO Multi-Strategy Alternative Fund. Certain Funds may invest substantially all of their assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”). Each of the PIMCO Global Multi-Asset Funds, PIMCO REALPATH® Funds and PIMCO Multi-Strategy Alternative Fund is further permitted to invest in the Underlying PIMCO Funds and other affiliated funds, including funds of the PIMCO ETF Trust, an affiliated investment company and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest, directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign

116	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Multi-Strategy Alternative Fund	Quarterly	Quarterly
PIMCO REALPATH® 2020 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2025 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2030 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2035 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2040 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2045 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2050 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2055 Fund	Quarterly	Quarterly
PIMCO REALPATH® Income Fund	Quarterly	Quarterly
PIMCO Global Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

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Notes to Financial Statements (Cont.)

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may

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recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an

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Notes to Financial Statements (Cont.)

indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services

(normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Global Multi-Asset Fund and the PIMCO REALPATH® Funds may invest in some or all of the Underlying PIMCO Funds. The PIMCO Multi-Strategy Alternative Fund may invest in some or all of the Underlying PIMCO Funds or shares of any funds of PIMCO ETF Trust. Each of the PIMCO Global Multi-Asset Fund, PIMCO REALPATH® Funds, and PIMCO Multi-Strategy Alternative Fund is further permitted to invest in the Acquired Funds. Each Fund may also invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

PIMCO Multi-Strategy Alternative Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$3,498	$(2,291)	$47	$54	$1,308	$131	$0
PIMCO Credit Absolute Return Fund	28,112	437	(23,290)	823	(494)	5,588	232	0
PIMCO EqS® Long/Short Fund	10,429	8,483	0	0	288	19,200	0	0
PIMCO Mortgage Opportunities Fund	21,841	414	(16,941)	15	241	5,570	208	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,297	13,171	0	0	(1)	22,467	564	0
PIMCO RealEstateRealReturn Strategy Fund	0	5,515	0	0	22	5,537	14	0
PIMCO Short-Term Floating NAV Portfolio III	14,581	26,193	(26,000)	(1)	0	14,773	94	0
PIMCO TRENDS Managed Futures Strategy Fund	10,437	8,790	(219)	(1)	19	19,026	50	0
PIMCO Unconstrained Bond Fund	1,020	4,497	(14)	0	82	5,585	37	0
Totals	$95,717	$70,998	$(68,755)	$883	$211	$99,054	$1,330	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

PIMCO REALPATH® 2020 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$752	$81	$(167)	$6	$(50)	$622	$34	$0
PIMCO Emerging Local Bond Fund	841	22	(232)	6	23	660	23	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,710	9	(397)	2	18	1,342	9	0
PIMCO High Yield Fund	1,696	38	(423)	26	1	1,338	38	0
PIMCO Income Fund	4,450	188	(1,190)	46	20	3,514	108	0
PIMCO Long Duration Total Return Fund	1,233	21	(349)	(27)	79	957	21	0
PIMCO Long-Term Credit Fund	1,234	27	(348)	15	37	965	27	0
PIMCO Real Return Asset Fund	2,560	29	(621)	(5)	1	1,964	29	0
PIMCO Real Return Fund	2,791	114	(730)	(35)	23	2,163	29	0
PIMCO RealEstateRealReturn Strategy Fund	1,078	4	(227)	7	1	863	4	0
PIMCO Short-Term Floating NAV Portfolio III	7,113	9,837	(12,400)	(1)	0	4,549	36	0
PIMCO Short-Term Fund	0	1,151	(1,151)	0	0	0	1	0
PIMCO StocksPLUS® Fund	9,253	186	(2,656)	124	441	7,348	50	0
PIMCO Total Return Fund	2,756	77	(728)	(29)	80	2,156	33	0
Totals	$37,467	$11,784	$(21,619)	$135	$674	$28,441	$442	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2025 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$79	$(87)	$(1)	$(42)	$696	$35	$0
PIMCO Emerging Local Bond Fund	769	20	(121)	2	24	694	21	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	862	5	(90)	0	10	787	5	0
PIMCO High Yield Fund	1,552	36	(186)	(4)	30	1,428	36	0
PIMCO Income Fund	3,525	166	(528)	17	36	3,216	88	0
PIMCO Long Duration Total Return Fund	1,453	62	(273)	(27)	88	1,303	25	0
PIMCO Long-Term Credit Fund	1,454	33	(220)	8	54	1,329	33	0
PIMCO Real Return Asset Fund	2,927	172	(503)	(4)	2	2,594	33	0
PIMCO Real Return Fund	1,411	58	(203)	1	(8)	1,259	15	0
PIMCO RealEstateRealReturn Strategy Fund	1,309	6	(166)	7	4	1,160	5	0
PIMCO Short-Term Floating NAV Portfolio III	8,913	9,038	(13,100)	(1)	0	4,850	37	0
PIMCO Short-Term Fund	0	2,958	(2,958)	0	0	0	1	0
PIMCO StocksPLUS® Fund	11,021	249	(1,917)	31	675	10,059	62	0
PIMCO Total Return Fund	1,973	25	(256)	2	34	1,778	24	0
Totals	$37,916	$12,907	$(20,608)	$31	$907	$31,153	$420	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2030 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$929	$150	$(139)	$5	$(57)	$888	$44	$0
PIMCO Emerging Local Bond Fund	957	72	(183)	3	30	879	26	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	546	3	(73)	1	5	482	3	0
PIMCO High Yield Fund	1,929	145	(288)	(6)	39	1,819	45	0

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PIMCO REALPATH® 2030 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$3,780	$347	$(701)	$21	$35	$3,482	$94	$0
PIMCO Long Duration Total Return Fund	1,446	76	(272)	(20)	81	1,311	25	0
PIMCO Long-Term Credit Fund	1,447	85	(272)	8	53	1,321	33	0
PIMCO Real Return Asset Fund	2,913	304	(573)	(6)	2	2,640	33	0
PIMCO Real Return Fund	886	70	(129)	1	(5)	823	9	0
PIMCO RealEstateRealReturn Strategy Fund	1,806	110	(293)	2	12	1,637	7	0
PIMCO Short-Term Floating NAV Portfolio III	8,363	9,453	(9,800)	(1)	0	8,015	52	0
PIMCO Short-Term Fund	0	952	(952)	0	0	0	1	0
PIMCO StocksPLUS® Fund	15,765	985	(3,064)	32	980	14,698	89	0
PIMCO Total Return Fund	1,851	122	(310)	2	32	1,697	22	0
Totals	$42,618	$12,874	$(17,049)	$42	$1,207	$39,692	$483	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$69	$(241)	$12	$(48)	$539	$27	$0
PIMCO Emerging Local Bond Fund	723	17	(221)	2	19	540	16	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	325	1	(95)	3	0	234	2	0
PIMCO High Yield Fund	1,458	73	(501)	4	19	1,053	28	0
PIMCO Income Fund	2,518	234	(919)	33	(1)	1,865	53	0
PIMCO Long Duration Total Return Fund	825	13	(257)	(11)	40	610	12	0
PIMCO Long-Term Credit Fund	826	16	(259)	8	22	613	16	0
PIMCO Real Return Asset Fund	1,321	78	(445)	6	(9)	951	13	0
PIMCO Real Return Fund	523	37	(158)	1	(4)	399	5	0
PIMCO RealEstateRealReturn Strategy Fund	1,574	98	(527)	24	(18)	1,151	5	0
PIMCO Short-Term Floating NAV Portfolio III	8,195	8,340	(10,600)	(1)	0	5,934	40	0
PIMCO Short-Term Fund	0	2,862	(2,862)	0	0	0	1	0
PIMCO StocksPLUS® Fund	13,706	896	(5,117)	511	219	10,215	61	0
PIMCO Total Return Fund	1,060	47	(353)	1	15	770	11	0
Totals	$33,801	$12,781	$(22,555)	$593	$254	$24,874	$290	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$911	$132	$(419)	$28	$(69)	$583	$29	$0
PIMCO Emerging Local Bond Fund	787	16	(335)	38	(17)	489	16	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	391	2	(171)	6	(3)	225	1	0
PIMCO High Yield Fund	1,651	59	(743)	(47)	71	991	27	0
PIMCO Income Fund	2,574	123	(1,178)	47	(19)	1,547	46	0
PIMCO Long Duration Total Return Fund	802	10	(355)	(33)	58	482	10	0
PIMCO Long-Term Credit Fund	803	13	(357)	11	14	484	13	0
PIMCO Real Return Asset Fund	1,174	51	(521)	9	(13)	700	10	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	123

Notes to Financial Statements (Cont.)

PIMCO REALPATH® 2040 Fund (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Real Return Fund	$622	$5	$(276)	$2	$(5)	$348	$5	$0
PIMCO RealEstateRealReturn Strategy Fund	2,144	77	(983)	21	(20)	1,239	5	0
PIMCO Short-Term Floating NAV Portfolio III	11,866	5,649	(10,800)	(1)	(1)	6,713	48	0
PIMCO Short-Term Fund	0	3,983	(3,983)	0	0	0	2	0
PIMCO StocksPLUS® Fund	18,819	662	(9,028)	1,241	(390)	11,304	68	0
PIMCO Total Return Fund	922	40	(409)	(1)	13	565	8	0
Totals	$43,466	$10,822	$(29,558)	$1,321	$(381)	$25,670	$288	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2045 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$950	$38	$(574)	$18	$(53)	$379	$19	$0
PIMCO Emerging Local Bond Fund	704	9	(449)	42	(27)	279	10	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	352	0	(220)	8	(5)	135	1	0
PIMCO High Yield Fund	1,412	17	(900)	(24)	42	547	17	0
PIMCO Income Fund	2,017	55	(1,306)	53	(37)	782	27	0
PIMCO Long Duration Total Return Fund	573	6	(367)	(29)	43	226	5	0
PIMCO Long-Term Credit Fund	574	7	(369)	12	3	227	7	0
PIMCO Real Return Asset Fund	1,036	32	(653)	21	(26)	410	7	0
PIMCO Real Return Fund	571	3	(360)	3	(5)	212	4	0
PIMCO RealEstateRealReturn Strategy Fund	2,248	46	(1,413)	69	(78)	872	4	0
PIMCO Short-Term Floating NAV Portfolio III	11,836	5,236	(12,600)	(1)	0	4,471	36	0
PIMCO Short-Term Fund	0	2,667	(2,667)	0	0	0	1	0
PIMCO StocksPLUS® Fund	19,739	492	(13,150)	1,845	(1,175)	7,751	47	0
PIMCO Total Return Fund	572	4	(361)	(1)	6	220	4	0
Totals	$42,584	$8,612	$(35,389)	$2,016	$(1,312)	$16,511	$189	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2050 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$1,232	$152	$(757)	$43	$(92)	$578	$29	$0
PIMCO Emerging Local Bond Fund	894	14	(526)	58	(39)	401	14	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	447	2	(258)	9	(6)	194	1	0
PIMCO High Yield Fund	1,792	55	(1,052)	(30)	53	818	24	0
PIMCO Income Fund	2,368	101	(1,408)	50	(29)	1,082	34	0
PIMCO Long Duration Total Return Fund	643	6	(380)	(19)	36	286	7	0
PIMCO Long-Term Credit Fund	643	9	(382)	11	6	287	8	0
PIMCO Real Return Asset Fund	1,284	48	(745)	6	(11)	582	9	0
PIMCO Real Return Fund	742	5	(432)	4	(7)	312	5	0
PIMCO RealEstateRealReturn Strategy Fund	3,095	80	(1,791)	66	(74)	1,376	6	0
PIMCO Short-Term Floating NAV Portfolio III	15,913	3,856	(12,500)	(1)	0	7,268	56	0
PIMCO Short-Term Fund	0	3,964	(3,964)	0	0	0	2	0

124	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

PIMCO REALPATH® 2050 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$27,039	$918	$(16,548)	$2,633	$(1,625)	$12,417	$74	$0
PIMCO Total Return Fund	606	5	(366)	(1)	7	251	4	0
Totals	$56,698	$9,215	$(41,109)	$2,829	$(1,781)	$25,852	$273	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® 2055 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$97	$21	$(21)	$(1)	$(5)	$91	$4	$0
PIMCO Emerging Local Bond Fund	70	2	(11)	1	1	63	2	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	35	0	(5)	0	0	30	0	0
PIMCO High Yield Fund	141	14	(29)	(1)	3	128	3	0
PIMCO Income Fund	186	29	(43)	0	2	174	4	0
PIMCO Long Duration Total Return Fund	51	1	(9)	(1)	3	45	1	0
PIMCO Long-Term Credit Fund	51	1	(9)	0	2	45	1	0
PIMCO Real Return Asset Fund	101	6	(16)	0	0	91	1	0
PIMCO Real Return Fund	58	0	(9)	0	0	49	1	0
PIMCO RealEstateRealReturn Strategy Fund	243	31	(51)	1	1	225	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,173	706	(799)	0	0	1,080	6	0
PIMCO Short-Term Fund	0	450	(450)	0	0	0	0	0
PIMCO StocksPLUS® Fund	2,127	217	(483)	10	126	1,997	13	0
PIMCO Total Return Fund	49	0	(10)	0	1	40	1	0
Totals	$4,382	$1,478	$(1,945)	$9	$134	$4,058	$38	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

PIMCO REALPATH® Income Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$748	$34	$(93)	$7	$(48)	$648	$34	$0
PIMCO Emerging Local Bond Fund	953	26	(199)	4	29	813	26	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,347	13	(395)	0	27	1,992	13	0
PIMCO High Yield Fund	1,920	43	(355)	21	11	1,640	44	0
PIMCO Income Fund	5,149	160	(1,052)	40	36	4,333	126	0
PIMCO Long Duration Total Return Fund	913	17	(202)	(19)	57	766	16	0
PIMCO Long-Term Credit Fund	914	21	(201)	8	31	773	20	0
PIMCO Real Return Asset Fund	2,031	66	(409)	(4)	1	1,685	22	0
PIMCO Real Return Fund	3,794	75	(703)	(36)	21	3,151	39	0
PIMCO RealEstateRealReturn Strategy Fund	959	3	(142)	(1)	9	828	4	0
PIMCO Short-Term Floating NAV Portfolio III	6,317	6,834	(8,800)	(1)	(1)	4,349	33	0
PIMCO Short-Term Fund	0	998	(998)	0	0	0	0	0
PIMCO StocksPLUS® Fund	8,223	43	(1,827)	96	421	6,956	45	0
PIMCO Total Return Fund	3,230	38	(635)	(36)	95	2,692	39	0
Totals	$37,498	$8,371	$(16,011)	$79	$689	$30,626	$461	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	125

Notes to Financial Statements (Cont.)

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Capital Securities and Financials Fund	$14,190	$459	$(1,188)	$29	$460	$13,950	$458	$0
PIMCO Diversified Income Active Exchange-Traded Fund	6,561	0	(6,570)	(1)	10	0	0	0
PIMCO EqS® Long/Short Fund	0	11,273	(921)	20	164	10,536	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,357	0	(11,439)	(1,036)	1,118	0	0	0
PIMCO Income Fund	41,352	1,102	(3,392)	28	638	39,728	1,102	0
PIMCO Mortgage Opportunities Fund	23,766	373	(1,939)	2	421	22,623	373	0
PIMCO RAE Fundamental PLUS Fund	19,290	560	(1,578)	286	178	18,736	561	0
PIMCO Real Return Limited Duration Fund	2,012	17	(161)	(1)	(17)	1,850	17	0
PIMCO Short-Term Floating NAV Portfolio III	3,118	155,726	(145,100)	1	0	13,745	25	0
PIMCO TRENDS Managed Futures Strategy Fund	7,152	0	(7,167)	(443)	458	0	0	0
Totals	$128,798	$169,510	$(179,455)	$(1,115)	$3,430	$121,168	$2,536	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds  typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in

ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers

126	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	127

Notes to Financial Statements (Cont.)

for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially

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the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in

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Notes to Financial Statements (Cont.)

the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. A Fund may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Commodity Futures Contracts  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

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Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap.

These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements (Cont.)

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting

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values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements,  also known as forward volatility agreements and volatility swaps, are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or, where applicable, Underlying PIMCO Funds or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Except with regard to the Investments in Mutual Funds subsection (if any), and unless stated otherwise, any reference in the below subsections to a “Fund” includes the Fund, and, where applicable, Acquired Funds and Underlying PIMCO Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Acquired Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Acquired Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present when investing in a mutual fund that invests directly in individual stocks and bonds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

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If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Notes to Financial Statements (Cont.)

counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

136	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO REALPATH® Funds approach their target dates and their portfolios become more conservative, the PIMCO REALPATH® Funds’ investment advisory contract provides that certain PIMCO REALPATH® Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C		Class R
PIMCO Multi-Strategy Alternative Fund(1)	1.05%	0.10%	0.20%	N/A	0.25%	0.25%	0.25%	~	N/A
PIMCO REALPATH® 2020 Fund(1)	0.53%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2025 Fund(1)	0.55%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2030 Fund(1)	0.58%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2035 Fund(1)	0.60%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2040 Fund(1)	0.60%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2045 Fund(1)	0.62%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2050 Fund(1)	0.62%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® 2055 Fund(1)	0.62%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO REALPATH® Income Fund(1)	0.50%	0.05%	N/A	0.05%	N/A	0.25%	N/A		N/A
PIMCO Global Multi-Asset Fund(1)(2)	0.90%	0.05%	0.15%	N/A	0.25%	0.25%	0.25%		0.25%

~	This share class was liquidated during the reporting period.
(1)	PIMCO has contractually agreed, through July 31, 2018, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.
(2)	PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Notes to Financial Statements (Cont.)

to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses;

(vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at September 30, 2017, were as follows (amount in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Multi-Strategy Alternative Fund	$71	$2	$1	$74
PIMCO REALPATH® 2055 Fund	$39	$0	$0	$39

†	A zero balance may reflect actual amounts rounding to less than one thousand.

138	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

PIMCO has contractually agreed, through July 31, 2018, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Funds’ investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations/Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2017, the Funds below waived the following fees (amounts in thousands):

Fund Name Waived Fees	Waived Fees
PIMCO Multi-Strategy Alternative Fund	$436
PIMCO REALPATH® 2020 Fund	71
PIMCO REALPATH® 2025 Fund	71
PIMCO REALPATH® 2030 Fund	84
PIMCO REALPATH® 2035 Fund	53
PIMCO REALPATH® 2040 Fund	56
PIMCO REALPATH® 2045 Fund	41
PIMCO REALPATH® 2050 Fund	59
PIMCO REALPATH® 2055 Fund	8
PIMCO REALPATH® Income Fund	73
PIMCO Global Multi-Asset Fund	375

PIMCO Cayman Commodity Fund II, Ltd. (the “GMA Subsidiary”), has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017 the amount was $184,190. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the GMA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Global Multi-Asset Fund	$419	$2,631

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Multi-Strategy Alternative Fund	$3,341	$0	$47,795	$46,962
PIMCO REALPATH® 2020 Fund	0	0	2,008	9,233
PIMCO REALPATH® 2025 Fund	0	0	3,919	7,519
PIMCO REALPATH® 2030 Fund	0	0	3,421	7,249
PIMCO REALPATH® 2035 Fund	0	0	4,441	11,955
PIMCO REALPATH® 2040 Fund	0	0	5,175	18,758
PIMCO REALPATH® 2045 Fund	0	0	3,376	22,790
PIMCO REALPATH® 2050 Fund	0	0	5,360	28,609
PIMCO REALPATH® 2055 Fund	0	0	843	1,146
PIMCO REALPATH® Income Fund	0	0	1,590	7,223
PIMCO Global Multi-Asset Fund	569,429	648,700	163,254	126,619

†	A zero balance may reflect actual amounts rounding to less than one thousand.

140	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Multi-Strategy Alternative Fund						PIMCO REALPATH® 2020 Fund
	Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	1,416		$13,896		5,103	$50,751	151	$1,244	274		$2,175
Class P	31		302		614	6,019	0	0	0		0
Administrative Class	0		0		0	0	161	1,358	377		3,028
Class D	103		996		258	2,537	0	0	6	(b)	54	(b)
Class A	10		98		63	624	29	233	351		2,780
Class C	1	(a)	5	(a)	22	219	0	0	21	(b)	165	(b)
Class R	0		0		0	0	0	0	0		0
Issued as reinvestment of distributions
Institutional Class	0		0		357	3,481	39	319	49		382
Class P	0		0		19	184	0	0	0		0
Administrative Class	0		0		0	0	49	417	42		331
Class D	0		0		8	79	0	0	1	(b)	7	(b)
Class A	0		0		4	37	20	164	19		146
Class C	0	(a)	0	(a)	2	20	0	0	1	(b)	8	(b)
Class R	0		0		0	0	0	0	0		0
Cost of shares redeemed
Institutional Class	(883)		(8,675)		(897)	(8,810)	(908)	(7,456)	(715)		(5,615)
Class P	(53)		(516)		(222)	(2,230)	0	0	0		0
Administrative Class	0		0		0	0	(153)	(1,297)	(1,882)		(15,079)
Class D	(49)		(476)		(66)	(654)	0	0	(245	)(b)	(1,909	)(b)
Class A	(16)		(156)		(45)	(448)	(477)	(3,936)	(332)		(2,601)
Class C	(47	)(a)	(451	)(a)	(37)	(361)	0	0	(409	)(b)	(3,229	)(b)
Class R	0		0		0	0	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	513		$5,023		5,183	$51,448	(1,089)	$(8,954)	(2,442)		$(19,357)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Notes to Financial Statements (Cont.)

	PIMCO REALPATH® 2025 Fund						PIMCO REALPATH® 2030 Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	140	$1,406	307		$2,931		417	$3,334	541		$4,089
Class P	0	0	0		0		0	0	0		0
Administrative Class	99	992	431		4,102		194	1,552	552		4,146
Class D	0	0	15	(b)	139	(b)	0	0	7	(b)	60	(b)
Class A	23	235	67		638		95	745	87		661
Class C	0	0	9	(b)	80	(b)	0	0	47	(b)	354	(b)
Class R	0	0	0		0		0	0	0		0
Issued as reinvestment of distributions
Institutional Class	22	224	49		459		46	365	113		842
Class P	0	0	0		0		0	0	0		0
Administrative Class	44	437	70		660		57	460	107		795
Class D	0	0	0	(b)	3	(b)	0	0	1	(b)	6	(b)
Class A	4	37	6		58		9	73	19		143
Class C	0	0	0	(b)	2	(b)	0	0	0	(b)	3	(b)
Class R	0	0	0		0		0	0	0		0
Cost of shares redeemed
Institutional Class	(552)	(5,481)	(384)		(3,638)		(1,086)	(8,584)	(916)		(6,866)
Class P	0	0	0		0		0	0	0		0
Administrative Class	(187)	(1,866)	(1,848)		(17,502)		(144)	(1,153)	(2,863)		(21,542)
Class D	0	0	(83	)(b)	(789	)(b)	0	0	(204	)(b)	(1,543	)(b)
Class A	(87)	(878)	(57)		(542)		(261)	(2,075)	(263)		(1,967)
Class C	0	0	(90	)(b)	(859	)(b)	0	0	(431	)(b)	(3,270	)(b)
Class R	0	0	0		0		0	0	0		0
Net increase (decrease) resulting from Fund share transactions	(494)	$(4,894)	(1,508)		$(14,258)		(673)	$(5,283)	(3,203)		$(24,089)

142	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

PIMCO REALPATH® 2035 Fund						PIMCO REALPATH® 2040 Fund						PIMCO REALPATH® 2045 Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount

231	$2,374	309		$2,950		249	$1,939	668		$4,918		145	$1,535	568		$5,681
0	0	0		0		0	0	0		0		0	0	0		0
90	931	298		2,836		127	991	439		3,203		90	958	184		1,832
0	0	1	(b)	10	(b)	0	0	41	(b)	297	(a)	0	0	3	(b)	32	(b)
18	189	129		1,236		24	185	79		580		5	53	13		131
0	0	10	(b)	97	(b)	0	0	19	(b)	135	(b)	0	0	4	(b)	40	(b)
0	0	0		0		0	0	0		0		0	0	0		0

41	419	34		327		69	536	166		1,208		54	572	62		624
0	0	0		0		0	0	0		0		0	0	0		0
69	703	24		229		57	443	54		393		65	681	16		162
0	0	0	(b)	2	(b)	0	0	1	(b)	7	(b)	0	0	0	(b)	0	(b)
8	77	3		28		15	117	17		122		5	47	1		14
0	0	0	(b)	0	(b)	0	0	0	(b)	1	(b)	0	0	0	(b)	0	(b)
0	0	0		0		0	0	0		0		0	0	0		0

(1,233)	(12,634)	(652)		(6,155)		(2,841)	(22,074)	(782)		(5,739)		(2,952)	(31,784)	(434)		(4,384)
0	0	0		0		0	0	0		0		0	0	0		0
(72)	(746)	(1,988)		(18,944)		(134)	(1,041)	(2,461)		(18,062)		(83)	(879)	(242)		(2,413)
0	0	(81	)(b)	(760	)(b)	0	0	(350	)(b)	(2,578	)(b)	0	0	(59	)(b)	(580	)(b)
(148)	(1,523)	(42)		(398)		(156)	(1,214)	(336)		(2,444)		(34)	(356)	(24)		(243)
0	0	(45	)(b)	(431	)(b)	0	0	(194	)(b)	(1,406	)(b)	0	0	(16	)(b)	(163	)(b)
0	0	0		0		0	0	0		0		0	0	0		0
(996)	$(10,210)	(2,000)		$(18,973)		(2,590)	$(20,118)	(2,639)		$(19,365)		(2,705)	$(29,173)	76		$733

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Notes to Financial Statements (Cont.)

	PIMCO REALPATH® 2050 Fund						PIMCO REALPATH® 2055 Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	297	$2,388	1,400		$10,683		43	$437	169		$1,657
Class P	0	0	0		0		0	0	0		0
Administrative Class	227	1,830	1,152		8,625		11	115	0		0
Class D	0	0	11	(b)	87	(b)	0	0	1	(b)	2	(b)
Class A	16	121	42		327		1	14	3		22
Class C	0	0	8	(b)	59	(b)	0	0	2	(b)	20	(b)
Class R	0	0	0		0		0	0	0		0
Issued as reinvestment of distributions
Institutional Class	95	763	249		1,879		13	136	13		127
Class P	0	0	0		0		0	0	0		0
Administrative Class	83	663	53		395		0	2	0		0
Class D	0	0	0	(b)	2	(b)	0	0	0	(b)	0	(b)
Class A	9	71	7		53		0	2	0		3
Class C	0	0	0	(b)	0	(b)	0	0	0	(b)	0	(b)
Class R	0	0	0		0		0	0	0		0
Cost of shares redeemed
Institutional Class	(4,905)	(39,628)	(996)		(7,617)		(116)	(1,190)	(45)		(445)
Class P	0	0	0		0		0	0	0		0
Administrative Class	(138)	(1,117)	(5,235)		(39,801)		0	(3)	(2)		(22)
Class D	0	0	(138	)(b)	(1,045	)(b)	0	0	(2	)(b)	(16	)(b)
Class A	(54)	(430)	(97)		(742)		0	0	(13)		(123)
Class C	0	0	(93	)(b)	(704	)(b)	0	0	(4	)(b)	(39	)(b)
Class R	0	0	0		0		0	0	0		0
Net increase (decrease) resulting from Fund share transactions	(4,370)	$(35,339)	(3,637)		$(27,799)		(48)	$(487)	122		$1,186

144	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

PIMCO REALPATH® Income Fund						PIMCO Global Multi-Asset Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount

82	$708	407		$3,393		766	$9,341	2,207		$25,091
0	0	0		0		419	5,031	655		7,328
39	331	175		1,450		0	0	0	(c)	0	(c)
0	0	2	(b)	10	(b)	35	424	104		1,171
16	134	392		3,276		1,002	11,903	489		5,487
0	0	31	(b)	259	(b)	195	2,268	410		4,478
0	0	0		0		10	114	24		258

23	199	64		525		93	1,152	562		6,305
0	0	0		0		14	179	71		800
33	281	75		615		0	0	0	(c)	0	(c)
0	0	1	(b)	8	(b)	5	58	29		321
14	120	32		260		27	326	149		1,654
0	0	1	(b)	7	(b)	0	4	90		980
0	0	0		0		1	11	8		86

(563)	(4,830)	(816)		(6,719)		(6,930)	(84,988)	(11,862)		(133,384)
0	0	0		0		(529)	(6,399)	(3,332)		(37,108)
(137)	(1,169)	(1,696)		(14,034)		0	0	(3	)(c)	(33	)(c)
0	0	(152	)(b)	(1,262	)(b)	(253)	(3,053)	(743)		(8,239)
(276)	(2,380)	(394)		(3,263)		(1,086)	(13,013)	(5,704)		(62,996)
0	0	(288	)(b)	(2,405	)(b)	(1,694)	(19,629)	(4,908)		(53,098)
0	0	0		0		(83)	(985)	(201)		(2,207)
(769)	$(6,606)	(2,166)		$(17,880)		(8,008)	$(97,256)	(21,955)		$(243,106)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.
(b)	Class D and Class C Shares liquidated at the close of business on October 28, 2016.
(c)	Administrative Class Shares liquidated at the close of business on January 13, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO REALPATH® 2055 Fund	0	1	0%	75%
PIMCO Global Multi-Asset Fund	1	0	12%	0%

14. BASIS FOR CONSOLIDATION

GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The GMA Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the GMA Fund and the GMA Subsidiary. The consolidated financial statements include the accounts of the GMA Fund and the GMA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary, comprising the entire

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	145

Notes to Financial Statements (Cont.)

issued share capital of the GMA Subsidiary, with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMA Subsidiary to the GMA Fund (amounts in thousands).

Date of Incorporation	11/21/2008
Subscription Agreement	12/10/2008
Consolidated Fund Net Assets	$498,932
Subsidiary % of Fund Net Assets	10.2%
Subsidiary Financial Statement Information
Total assets	$51,993
Total liabilities	$1,086
Net assets	$50,907
Total income	$279
Net investment income (loss)	$91
Net realized gain (loss)	$(508)
Net change in unrealized appreciation (depreciation)	$810
Increase (decrease) in net assets resulting from operations	$393

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the GMA Subsidiary and/or the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such private letter rulings, the Funds will continue to seek to gain exposure to the commodity markets primarily through investments in GMA Subsidiary or Underlying PIMCO Funds and their respective Subsidiaries and possibly through Underlying PIMCO Fund investments in commodity-linked notes.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS has further issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a Subsidiary that are attributable to such income conclusion.

There can be no assurance that the IRS will not change its position relating to whether that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund or Underlying PIMCO Fund to operate as described in its Prospectus.

146	PIMCO ASSET ALLOCATION FUNDS

September 30, 2017 (Unaudited)

If, during a taxable year, the GMA Subsidiary and/or Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands):

	Short-Term	Long-Term
PIMCO Multi-Strategy Alternative Fund	$1,443	$207
PIMCO REALPATH® 2020 Fund	1,582	4,910
PIMCO REALPATH® 2025 Fund	1,671	4,010
PIMCO REALPATH® 2030 Fund	3,065	4,969
PIMCO REALPATH® 2035 Fund	2,393	3,905
PIMCO REALPATH® 2040 Fund	3,094	2,487
PIMCO REALPATH® 2045 Fund	2,305	2,817
PIMCO REALPATH® 2050 Fund	3,670	4,218
PIMCO REALPATH® 2055 Fund	208	140
PIMCO REALPATH® Income Fund	1,621	3,908
PIMCO Global Multi-Asset Fund	135,278	3,777

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Multi-Strategy Alternative Fund	$107,372	$3,052	$(2,322)	$730
PIMCO REALPATH® 2020 Fund	28,171	2,096	(226)	1,870
PIMCO REALPATH® 2025 Fund	32,377	2,667	(286)	2,381
PIMCO REALPATH® 2030 Fund	40,396	4,437	(335)	4,102
PIMCO REALPATH® 2035 Fund	24,819	3,098	(236)	2,862
PIMCO REALPATH® 2040 Fund	25,267	3,397	(263)	3,134
PIMCO REALPATH® 2045 Fund	16,325	2,327	(207)	2,120
PIMCO REALPATH® 2050 Fund	25,795	3,639	(312)	3,327
PIMCO REALPATH® 2055 Fund	4,116	503	(39)	464
PIMCO REALPATH® Income Fund	30,678	1,553	(278)	1,275
PIMCO Global Multi-Asset Fund	584,803	26,877	(18,636)	8,241

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	147

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CBK	Citibank N.A.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PHP	Philippine Peso
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
CZK	Czech Koruna	NOK	Norwegian Krone	USD (or $)	United States Dollar
DKK	Danish Krone	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	SPGCINP	S&P GSCI Industrial Metals ER
CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate	SPSIBKT	S&P Banks Select Industry TR Index
CDX.IG	Credit Derivatives Index - Investment Grade	EURMARGIN	European Refined Margin	UKRPI	United Kingdom Retail Prices Index
CLCAL18	WTI Crude cash-settled calendar 2018 swap	FRCPXTOB	France Consumer Price ex-Tobacco Index	ULSD	Ultra-Low Sulfur Diesel
CMBX	Commercial Mortgage-Backed Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	US0001M	1 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	USSW5	5 Year USD Swap Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
ATM	At-the-money	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	oz.	Ounce	YOY	Year-Over-Year

148	PIMCO ASSET ALLOCATION FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	149

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS

150	PIMCO ASSET ALLOCATION FUNDS

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Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

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The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

152	PIMCO ASSET ALLOCATION FUNDS

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serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks.

The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back

154	PIMCO ASSET ALLOCATION FUNDS

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office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	155

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4001SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

Bond Funds

PIMCO Extended Duration Fund

PIMCO GNMA Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return ESG Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		17
Benchmark Descriptions		19
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Statements of Cash Flows		42
Notes to Financial Statements		153
Glossary		179
Approval of Investment Advisory Contract and Other Agreements		180

Fund	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	7	44
PIMCO GNMA Fund	8	53
PIMCO Long Duration Total Return Fund	9	61
PIMCO Long-Term U.S. Government Fund	10	76
PIMCO Moderate Duration Fund	11	84
PIMCO Mortgage-Backed Securities Fund	12	96
PIMCO Mortgage Opportunities Fund	13	105
PIMCO Total Return Fund II	14	121
PIMCO Total Return Fund IV	15	130
PIMCO Total Return ESG Fund	16	141

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

2	PIMCO BOND FUNDS

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Extended Duration Fund, PIMCO GNMA Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, real estate risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short exposure risk, responsible investing risk, convertible securities risk and distribution rate risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or

4	PIMCO BOND FUNDS

receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P,

Administrative Class, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	Diversified
PIMCO GNMA Fund	07/31/97	07/31/97	04/30/08	—	05/31/01	11/30/00	05/31/01	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	10/31/14	09/08/17	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	09/23/97	10/31/14	01/20/97	01/20/97	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	07/24/15	—	—	—	Diversified
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	12/13/01	04/08/98	07/31/00	07/31/00	Diversified
PIMCO Mortgage Opportunities Fund	10/22/12	10/22/12	10/22/12	—	10/22/12	10/22/12	10/22/12	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	11/30/94	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	06/01/12	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	04/11/97	—	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO BOND FUNDS

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	90.9%
U.S. Government Agencies	2.7%
Non-Agency Mortgage-Backed Securities	2.5%
Sovereign Issues	1.8%
Corporate Bonds & Notes	1.5%
Short-Term Instruments‡	0.2%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	6.79%	(9.94)%	3.59%	10.05%	9.32%
PIMCO Extended Duration Fund Class P	6.74%	(10.03)%	3.48%	9.94%	9.22%
Citi STRIPS Index, 20+ Year Sub-Index	6.93%	(9.27)%	3.92%	9.46%	8.97%
Lipper Corporate Debt Funds BBB-Rated Funds Average	3.52%	2.01%	3.17%	5.24%	5.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, 0.68% for Institutional Class shares, and 0.78% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s underweight exposure to the short end of the U.S. Treasury curve contributed to performance, as short-end U.S. Treasury rates rose.

»	Exposure to non-agency mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration over the period.

»

The Fund’s out-of-benchmark allocation to the commercial mortgage-backed securities sector contributed to performance, as the sector outperformed Treasury securities with similar duration. Security selection the commercial mortgage-backed securities sector also contributed to performance, as the Fund’s holdings outperformed Treasury securities with similar duration.

»	Security selection within the agency debentures sector contributed to performance, as the Fund’s holdings outperformed Treasury securities with similar duration.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO GNMA Fund

Institutional Class - PDMIX	Class A - PAGNX
Class P - PPGNX	Class C - PCGNX
Class D - PGNDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	88.1%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	3.4%
Short-Term Instruments‡	2.9%
U.S. Treasury Obligations	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	1.69%	0.52%	1.72%	4.62%	5.54%
PIMCO GNMA Fund Class P	1.64%	0.42%	1.62%	4.52%	5.43%
PIMCO GNMA Fund Class D	1.49%	0.12%	1.31%	4.20%	5.11%
PIMCO GNMA Fund Class A	1.49%	0.12%	1.31%	4.20%	5.12%
PIMCO GNMA Fund Class A (adjusted)	(2.30)%	(3.59)%	0.55%	3.81%	4.92%
PIMCO GNMA Fund Class C	1.11%	(0.62)%	0.56%	3.43%	4.33%
PIMCO GNMA Fund Class C (adjusted)	0.11%	(1.60)%	0.56%	3.43%	4.33%
Bloomberg Barclays GNMA Index	1.55%	0.10%	1.64%	4.17%	4.97%
Lipper GNMA Funds Average	1.06%	(0.28)%	1.03%	3.75%	4.48%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.91% for Class D shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration during the reporting period.

»	Exposure to agency mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration during the reporting period.

»	Exposure to commercial mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration during the reporting period.

»	Exposure to collateralized loan obligations contributed to performance, as these securities outperformed the benchmark.

»	Overweight exposure to the short end of the U.S. yield curve detracted from performance, as U.S. Treasury rates increased during the reporting period.

8	PIMCO BOND FUNDS

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX	Class A - PLRAX
Class P - PLRPX
Class D - PLRDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	47.8%
U.S. Treasury Obligations	31.3%
U.S. Government Agencies	8.0%
Non-Agency Mortgage-Backed Securities	4.5%
Short-Term Instruments‡	0.3%
Other	8.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	6.59%	1.09%	4.44%	8.48%	8.11%
PIMCO Long Duration Total Return Fund Class P	6.54%	0.99%	4.34%	8.38%	8.00%
PIMCO Long Duration Total Return Fund Class D	6.38%	0.69%	4.03%	8.05%	7.68%
PIMCO Long Duration Total Return Fund Class A	6.38%	0.69%	4.03%	8.05%	7.68%
PIMCO Long Duration Total Return Fund Class A (adjusted)	2.43%	(3.08)%	3.24%	7.64%	7.31%
Bloomberg Barclays Long-Term Government/Credit Index	5.98%	(0.79)%	3.94%	7.37%	7.13%
Lipper Corporate Debt Funds BBB-Rated Funds Average	3.52%	2.01%	3.17%	5.24%	5.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.69% for Institutional Class shares, 0.79% for Class P shares, 1.09% for Class D shares, and 1.09% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s overweight exposure to the intermediate portion of the U.S. treasury curve contributed to performance, as intermediate U.S. Treasury rates declined.

»	The Fund’s underweight exposure to the long end of the U.S. treasury curve detracted from performance, as long-end U.S. Treasury rates declined.

»	Exposure to long-end local Mexican rates contributed to performance, as those rates fell during the period.

»	U.S. Treasury Inflation-Protected Securities held in lieu of nominal Treasury securities detracted from performance, as breakeven inflation rates declined.

»	Security selection within the investment grade corporate bond sector contributed to performance, as selected securities outperformed Treasury securities with similar duration.

»

An out-of-benchmark allocation to the high yield corporate bonds sector contributed to performance, as spreads tightened. However, security selection in the high yield corporate bonds sector marginally detracted from performance, as the Fund’s holdings underperformed Treasury securities with similar duration.

»	Security selection within the non-agency mortgage-backed securities sector contributed to performance, as the Fund’s holdings outperformed Treasury securities with similar duration.

»	Security selection within the agency debentures sector contributed to performance, as the Fund’s holdings outperformed Treasury securities with similar duration.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class D - PLGDX
Class P - PLTPX	Class A - PFGAX
Administrative Class - PLGBX	Class C - PFGCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	85.3%
U.S. Government Agencies	7.9%
Non-Agency Mortgage-Backed Securities	3.3%
Short-Term Instruments‡	2.2%
Corporate Bonds & Notes	1.1%
Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	4.49%	(6.30)%	2.60%	7.35%	8.57%
PIMCO Long-Term U.S. Government Fund Class P	4.44%	(6.39)%	2.50%	7.24%	8.48%
PIMCO Long-Term U.S. Government Fund Administrative Class	4.36%	(6.53)%	2.35%	7.08%	8.31%
PIMCO Long-Term U.S. Government Fund Class D	4.30%	(6.63)%	2.20%	6.92%	8.15%
PIMCO Long-Term U.S. Government Fund Class A	4.30%	(6.62)%	2.25%	6.96%	8.16%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	0.39%	(10.12)%	1.47%	6.55%	7.97%
PIMCO Long-Term U.S. Government Fund Class C	3.92%	(7.32)%	1.49%	6.16%	7.37%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	2.92%	(8.23)%	1.49%	6.16%	7.37%
Bloomberg Barclays Long-Term Treasury Index	4.56%	(6.35)%	2.84%	6.89%	7.92%	♦
Lipper General U.S. Government Funds Average	1.49%	(1.67)%	0.84%	3.21%	4.76%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 06/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.655% for Institutional Class shares, 0.755% for Class P shares, 0.905% for Administrative Class shares, 1.005% for Class D shares, 1.005% for Class A shares, and 1.755% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s overweight exposure to the intermediate portion of the U.S. Treasury curve contributed to performance, as intermediate U.S. Treasury rates declined.

»	The Fund’s underweight exposure to the long end of the U.S. treasury curve for the majority of the period detracted from performance, as long-end U.S. Treasury rates declined.

»

Exposure to the non-agency mortgage-backed securities sector contributed to performance, as these securities outperformed Treasury securities with similar duration over the period. Security selection in the non-agency mortgage-backed securities sector also contributed to performance, as the Fund’s holdings outperformed Treasuries with similar duration.

»	Security selection within the agency debentures sector contributed to performance, as the Fund’s holdings outperformed Treasury securities with similar duration.

»

An out-of-benchmark allocation to the commercial mortgage-backed securities sector contributed to performance, as the commercial mortgage-backed securities sector outperformed Treasury securities with similar duration. Security selection in the commercial mortgage-backed securities sector also contributed to performance, as the Fund’s holdings outperformed Treasuries with similar duration.

»	The Fund’s out-of-benchmark allocation to investment grade corporate bonds contributed to performance, as spreads tightened.

10	PIMCO BOND FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX
Administrative Class - PMAOX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	25.1%
Short-Term Instruments‡	23.0%
U.S. Government Agencies	16.1%
U.S. Treasury Obligations	11.4%
Sovereign Issues	9.6%
Asset-Backed Securities	8.3%
Non-Agency Mortgage- Backed Securities	5.6%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	2.27%	2.30%	2.12%	4.99%	5.54%
PIMCO Moderate Duration Fund Class P	2.22%	2.20%	2.02%	4.89%	5.43%
PIMCO Moderate Duration Fund Administrative Class	2.11%	2.08%	1.88%	4.74%	5.28%
Bloomberg Barclays Intermediate Government/Credit Index	1.55%	0.23%	1.61%	3.64%	4.76%
Lipper Short-Intermediate Investment Grade Debt Funds Average	1.21%	0.95%	1.29%	3.11%	4.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly due to overweight exposure to U.S. duration.

»	Long exposure to the euro contributed to relative performance, as the currency appreciated against the U.S. dollar.

»	Short exposure to the French OAT-German Bund spread detracted from relative performance, as the spread tightened.

»	Underweight exposure to investment grade corporate spread duration detracted from relative performance, as spreads tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class D - PTMDX
Class P - PMRPX	Class A - PMRAX
Administrative Class - PMTAX	Class C - PMRCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	84.4%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	1.4%
Short-Term Instruments‡	1.3%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	2.81%	2.25%	2.69%	4.94%	5.78%
PIMCO Mortgage-Backed Securities Fund Class P	2.76%	2.14%	2.58%	4.83%	5.67%
PIMCO Mortgage-Backed Securities Fund Administrative Class	2.68%	1.99%	2.43%	4.67%	5.52%
PIMCO Mortgage-Backed Securities Fund Class D	2.60%	1.84%	2.28%	4.52%	5.36%
PIMCO Mortgage-Backed Securities Fund Class A	2.60%	1.84%	2.28%	4.52%	5.36%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	(1.27)%	(2.01)%	1.51%	4.12%	5.16%
PIMCO Mortgage-Backed Securities Fund Class C	2.22%	1.08%	1.51%	3.74%	4.57%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	1.22%	0.09%	1.51%	3.74%	4.57%
Bloomberg Barclays U.S. MBS Fixed Rate Index	1.84%	0.30%	1.97%	4.18%	5.01%
Lipper U.S. Mortgage Funds Average	2.00%	0.84%	1.97%	3.90%	4.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration during the reporting period.

»	Carry from agency collateralized mortgage obligations contributed to performance.

»	Exposure to non-agency commercial mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration during the reporting period.

»	Exposure to collateralized loan obligations contributed to performance, as these securities outperformed the benchmark during the reporting period.

»	Underweight exposure to the intermediate portion of the U.S. yield curve detracted from performance, as U.S. Treasury rates decreased during the reporting period.

12	PIMCO BOND FUNDS

PIMCO Mortgage Opportunities Fund

Institutional Class - PMZIX	Class A - PMZAX
Class P - PMZPX	Class C - PMZCX
Class D - PMZDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	40.3%
Asset-Backed Securities	23.9%
U.S. Treasury Obligations	17.5%
Non-Agency Mortgage-Backed Securities	15.4%
Short-Term Instruments‡	2.3%
Corporate Bonds & Notes	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities Fund Institutional Class	3.45%	5.27%	6.48%
PIMCO Mortgage Opportunities Fund Class P	3.40%	5.17%	6.37%
PIMCO Mortgage Opportunities Fund Class D	3.25%	4.86%	6.05%
PIMCO Mortgage Opportunities Fund Class A	3.25%	4.86%	6.05%
PIMCO Mortgage Opportunities Fund Class A (adjusted)	(0.64)%	0.88%	5.23%
PIMCO Mortgage Opportunities Fund Class C	2.87%	4.08%	5.27%
PIMCO Mortgage Opportunities Fund Class C (adjusted)	1.87%	3.08%	5.27%
3 Month USD LIBOR Index	0.61%	1.07%	0.49%
Lipper Absolute Return Funds Average	1.69%	4.27%	2.80%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.78% for Institutional Class shares, 0.88% for Class P shares, 1.18% for Class D shares, 1.18% for Class A shares, and 1.93% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Mortgage Opportunities Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund’s assets may be invested in other types of “Fixed Income Instruments,” which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to collateralized loan obligations contributed to performance, as these securities outperformed the benchmark.

»	Exposure to agency mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to commercial mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to the short end of the U.S. yield curve detracted from performance, as short- term rates were sold off.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

PIMCO Total Return Fund II

Institutional Class - PMBIX	Administrative Class - PRADX
Class P - PMTPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	40.2%
Short-Term Instruments‡	19.0%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	13.0%
Non-Agency Mortgage-Backed Securities	7.2%
Asset-Backed Securities	5.4%
Municipal Bonds & Notes	1.0%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	2.78%	1.64%	2.02%	5.22%	6.22%
PIMCO Total Return Fund II Class P	2.73%	1.54%	1.92%	5.12%	6.12%
PIMCO Total Return Fund II Administrative Class	2.66%	1.39%	1.76%	4.96%	5.96%
Bloomberg Barclays U.S. Aggregate Index	2.31%	0.07%	2.06%	4.27%	5.59%
Lipper Core Plus Bond Funds Average	2.63%	1.65%	2.58%	4.78%	6.11%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.56% for Institutional Class shares, 0.66% for Class P shares, and 0.81% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly due to overweight exposure to U.S. duration.

»	Positions in taxable municipal bonds contributed to relative performance, as spreads tightened.

»	Underweight exposure to investment-grade corporate spread duration detracted from relative performance, as spreads tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates declined.

»	The absence of exposure to emerging market issuers represented in the benchmark detracted from relative performance, as spreads tightened.

14	PIMCO BOND FUNDS

PIMCO Total Return Fund IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	28.3%
U.S. Government Agencies	27.9%
U.S. Treasury Obligations	12.3%
Short-Term Instruments‡	11.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	7.2%
Sovereign Issues	3.0%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	3.05%	1.87%	2.07%	3.87%
PIMCO Total Return Fund IV Class P	3.00%	1.74%	1.96%	3.76%
PIMCO Total Return Fund IV Class A	2.87%	1.51%	1.72%	3.51%
PIMCO Total Return Fund IV Class A (adjusted)	(0.98)%	(2.27)%	0.94%	2.89%
PIMCO Total Return Fund IV Class C	2.49%	0.76%	0.99%	2.76%
PIMCO Total Return Fund IV Class C (adjusted)	1.49%	(0.23)%	0.99%	2.76%
Bloomberg Barclays U.S. Aggregate Index	2.31%	0.07%	2.06%	3.00%
Lipper Core Plus Bond Funds Average	2.63%	1.65%	2.58%	3.52%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.56% for Institutional Class shares, 0.66% for Class P shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to relative performance, particularly due to overweight exposure to U.S. duration.

»	Positions in non-agency mortgage-backed securities contributed to relative performance, as total returns in these securities were positive.

»	Overweight exposure to agency mortgage-backed securities contributed to relative performance, as spreads tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates declined.

»	Underweight exposure to investment grade corporate spread duration detracted from relative performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

PIMCO Total Return ESG Fund

Institutional Class - PTSAX	Administrative Class - PRFAX
Class P - PRAPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	34.9%
Corporate Bonds & Notes	26.1%
U.S. Treasury Obligations	14.5%
Asset-Backed Securities	8.0%
Short-Term Instruments	7.5%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	3.4%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return ESG Fund Institutional Class	3.09%	2.17%	2.22%	5.40%	6.81%
PIMCO Total Return ESG Fund Class P	3.04%	2.07%	2.12%	5.29%	6.70%
PIMCO Total Return ESG Fund Administrative Class	2.96%	1.92%	1.96%	5.14%	6.54%
Bloomberg Barclays U.S. Aggregate Index	2.31%	0.07%	2.06%	4.27%	5.88%
Lipper Core Plus Bond Funds Average	2.63%	1.65%	2.58%	4.78%	6.41%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.59% for Institutional Class shares, 0.69% for Class P shares, and 0.84% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly due to overweight exposure to U.S. duration.

»	Long exposure to the euro during the latter half of the reporting period contributed to relative performance, as the euro appreciated against the U.S. dollar.

»	Short exposure to the French OAT-German Bund spread detracted from relative performance, as the spread tightened.

»	Underweight exposure to investment-grade corporate spread duration detracted from relative performance, as investment corporate spreads tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates fell.

16	PIMCO BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$1,067.90	$4.02	$1,000.00	$1,021.04	$3.93	0.78%
Class P	1,000.00	1,067.40	4.54	1,000.00	1,020.54	4.43	0.88
PIMCO GNMA Fund
Institutional Class	$1,000.00	$1,016.90	$2.67	$1,000.00	$1,022.29	$2.67	0.53%
Class P	1,000.00	1,016.40	3.17	1,000.00	1,021.79	3.18	0.63
Class D	1,000.00	1,014.90	4.67	1,000.00	1,020.29	4.68	0.93
Class A	1,000.00	1,014.90	4.67	1,000.00	1,020.29	4.68	0.93
Class C	1,000.00	1,011.10	8.42	1,000.00	1,016.55	8.45	1.68
PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$1,065.90	$4.33	$1,000.00	$1,020.74	$4.23	0.84%
Class P	1,000.00	1,065.40	4.84	1,000.00	1,020.24	4.73	0.94
Class D	1,000.00	1,063.80	6.38	1,000.00	1,018.75	6.24	1.24
Class A(a)	1,000.00	1,063.80	0.74	1,000.00	1,002.16	0.71	1.24

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$1,044.90	$3.75	$1,000.00	$1,021.27	$3.70	0.735%
Class P	1,000.00	1,044.40	4.26	1,000.00	1,020.77	4.21	0.835
Administrative Class	1,000.00	1,043.60	5.02	1,000.00	1,020.02	4.96	0.985
Class D	1,000.00	1,043.00	5.53	1,000.00	1,019.52	5.46	1.085
Class A	1,000.00	1,043.00	5.53	1,000.00	1,019.52	5.46	1.085
Class C	1,000.00	1,039.20	9.33	1,000.00	1,015.78	9.22	1.835
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$1,022.70	$2.42	$1,000.00	$1,022.54	$2.42	0.48%
Class P	1,000.00	1,022.20	2.92	1,000.00	1,022.04	2.92	0.58
Administrative Class	1,000.00	1,021.10	3.68	1,000.00	1,021.29	3.68	0.73
PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$1,028.10	$2.63	$1,000.00	$1,022.34	$2.62	0.52%
Class P	1,000.00	1,027.60	3.13	1,000.00	1,021.84	3.13	0.62
Administrative Class	1,000.00	1,026.80	3.89	1,000.00	1,021.09	3.88	0.77
Class D	1,000.00	1,026.00	4.65	1,000.00	1,020.34	4.63	0.92
Class A	1,000.00	1,026.00	4.65	1,000.00	1,020.34	4.63	0.92
Class C	1,000.00	1,022.20	8.42	1,000.00	1,016.60	8.40	1.67
PIMCO Mortgage Opportunities Fund
Institutional Class	$1,000.00	$1,034.50	$4.92	$1,000.00	$1,020.09	$4.89	0.97%
Class P	1,000.00	1,034.00	5.43	1,000.00	1,019.60	5.39	1.07
Class D	1,000.00	1,032.50	6.94	1,000.00	1,018.10	6.89	1.37
Class A	1,000.00	1,032.50	6.94	1,000.00	1,018.10	6.89	1.37
Class C	1,000.00	1,028.70	10.72	1,000.00	1,014.36	10.65	2.12
PIMCO Total Return Fund II
Institutional Class	$1,000.00	$1,027.80	$2.68	$1,000.00	$1,022.29	$2.67	0.53%
Class P	1,000.00	1,027.30	3.18	1,000.00	1,021.79	3.18	0.63
Administrative Class	1,000.00	1,026.60	3.94	1,000.00	1,021.04	3.93	0.78
PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$1,030.50	$2.68	$1,000.00	$1,022.29	$2.67	0.53%
Class P	1,000.00	1,030.00	3.19	1,000.00	1,021.79	3.18	0.63
Class A	1,000.00	1,028.70	4.45	1,000.00	1,020.54	4.43	0.88
Class C	1,000.00	1,024.90	8.23	1,000.00	1,016.80	8.20	1.63
PIMCO Total Return ESG Fund
Institutional Class	$1,000.00	$1,030.90	$3.04	$1,000.00	$1,021.94	$3.02	0.60%
Class P	1,000.00	1,030.40	3.54	1,000.00	1,021.44	3.53	0.70
Administrative Class	1,000.00	1,029.60	4.30	1,000.00	1,020.69	4.28	0.85

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 9/08/17 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 21/365 for the Class A shares of the PIMCO Long Duration Total Return Fund (to reflect the period since inception date of 9/08/17). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal year.

18	PIMCO BOND FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays GNMA Index	Bloomberg Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Bloomberg Barclays Intermediate Government/Credit Index	Bloomberg Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Barclays Long-Term Government/Credit Index	Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more.

Bloomberg Barclays Long-Term Treasury Index	Bloomberg Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years.

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. MBS Fixed Rate Index	Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.

Citi STRIPS Index, 20+ Year Sub-Index	Citi STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month- end. The included STRIPS are derived only from bonds in the Citi U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Extended Duration Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.44	$0.11	$0.39	$0.50	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2017	8.66	0.23	(0.86)	(0.63)	(0.22)	(0.37)	0.00	(0.59)
03/31/2016	9.02	0.22	(0.19)	0.03	(0.26)	(0.13)	0.00	(0.39)
03/31/2015	6.76	0.22	2.24	2.46	(0.20)	0.00	0.00	(0.20)
03/31/2014	7.82	0.22	(0.79)	(0.57)	(0.22)	(0.27)	0.00	(0.49)
03/31/2013	9.59	0.27	0.87	1.14	(0.26)	(2.65)	0.00	(2.91)
Class P
04/01/2017 - 09/30/2017+	7.44	0.10	0.40	0.50	(0.10)	0.00	0.00	(0.10)
03/31/2017	8.66	0.22	(0.86)	(0.64)	(0.21)	(0.37)	0.00	(0.58)
03/31/2016	9.02	0.21	(0.19)	0.02	(0.25)	(0.13)	0.00	(0.38)
03/31/2015	6.76	0.21	2.25	2.46	(0.20)	0.00	0.00	(0.20)
03/31/2014	7.82	0.21	(0.79)	(0.58)	(0.21)	(0.27)	0.00	(0.48)
03/31/2013	9.59	0.27	0.86	1.13	(0.25)	(2.65)	0.00	(2.90)

PIMCO GNMA Fund
Institutional Class
04/01/2017 - 09/30/2017+	$11.11	$0.12	$0.07	$0.19	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2017	11.36	0.21	(0.12)	0.09	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.41	0.18	0.05	0.23	(0.27)	0.00	(0.01)	(0.28)
03/31/2015	11.12	0.20	0.33	0.53	(0.24)	0.00	0.00	(0.24)
03/31/2014	11.54	0.18	(0.23)	(0.05)	(0.35)	(0.02)	(0.00)	(0.37)
03/31/2013	11.75	0.13	0.17	0.30	(0.33)	(0.18)	0.00	(0.51)
Class P
04/01/2017 - 09/30/2017+	11.11	0.11	0.07	0.18	(0.15)	0.00	0.00	(0.15)
03/31/2017	11.36	0.19	(0.12)	0.07	(0.32)	0.00	0.00	(0.32)
03/31/2016	11.41	0.18	0.04	0.22	(0.26)	0.00	(0.01)	(0.27)
03/31/2015	11.12	0.20	0.32	0.52	(0.23)	0.00	0.00	(0.23)
03/31/2014	11.54	0.16	(0.22)	(0.06)	(0.34)	(0.02)	(0.00)	(0.36)
03/31/2013	11.75	0.12	0.17	0.29	(0.32)	(0.18)	0.00	(0.50)
Class D
04/01/2017 - 09/30/2017+	11.11	0.09	0.07	0.16	(0.13)	0.00	0.00	(0.13)
03/31/2017	11.36	0.16	(0.12)	0.04	(0.29)	0.00	0.00	(0.29)
03/31/2016	11.41	0.14	0.04	0.18	(0.22)	0.00	(0.01)	(0.23)
03/31/2015	11.12	0.15	0.34	0.49	(0.20)	0.00	0.00	(0.20)
03/31/2014	11.54	0.13	(0.23)	(0.10)	(0.30)	(0.02)	(0.00)	(0.32)
03/31/2013	11.75	0.09	0.16	0.25	(0.28)	(0.18)	0.00	(0.46)
Class A
04/01/2017 - 09/30/2017+	11.11	0.09	0.07	0.16	(0.13)	0.00	0.00	(0.13)
03/31/2017	11.36	0.16	(0.12)	0.04	(0.29)	0.00	0.00	(0.29)
03/31/2016	11.41	0.14	0.04	0.18	(0.22)	0.00	(0.01)	(0.23)
03/31/2015	11.12	0.15	0.34	0.49	(0.20)	0.00	0.00	(0.20)
03/31/2014	11.54	0.13	(0.23)	(0.10)	(0.30)	(0.02)	(0.00)	(0.32)
03/31/2013	11.75	0.09	0.16	0.25	(0.28)	(0.18)	0.00	(0.46)
Class C
04/01/2017 - 09/30/2017+	11.11	0.05	0.07	0.12	(0.09)	0.00	0.00	(0.09)
03/31/2017	11.36	0.08	(0.12)	(0.04)	(0.21)	0.00	0.00	(0.21)
03/31/2016	11.41	0.05	0.05	0.10	(0.14)	0.00	(0.01)	(0.15)
03/31/2015	11.12	0.07	0.33	0.40	(0.11)	0.00	0.00	(0.11)
03/31/2014	11.54	0.05	(0.23)	(0.18)	(0.22)	(0.02)	(0.00)	(0.24)
03/31/2013	11.75	0.00	0.16	0.16	(0.19)	(0.18)	0.00	(0.37)

20	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.84	6.79%	$1,239,138	0.78	%*	0.78	%*	0.50	%*	0.50	%*	2.78	%*	36%
7.44	(7.15)	1,125,339	0.68		0.68		0.50		0.50		2.81		93
8.66	0.76	400,312	0.53		0.53		0.50		0.50		2.73		96
9.02	36.91	394,852	0.51		0.51		0.50		0.50		2.80		68
6.76	(6.84)	249,671	0.51		0.51		0.50		0.50		3.22		89
7.82	10.35	251,318	0.54		0.54		0.50		0.50		2.69		113

7.84	6.74	43,943	0.88	*	0.88	*	0.60	*	0.60	*	2.67	*	36
7.44	(7.25)	41,075	0.78		0.78		0.60		0.60		2.52		93
8.66	0.66	60,581	0.63		0.63		0.60		0.60		2.60		96
9.02	36.78	25,862	0.61		0.61		0.60		0.60		2.69		68
6.76	(6.93)	27,454	0.61		0.61		0.60		0.60		3.12		89
7.82	10.24	16,320	0.64		0.64		0.60		0.60		2.55		113

$11.14	1.69%	$305,605	0.53	%*	0.53	%*	0.50	%*	0.50	%*	2.08	%*	532%
11.11	0.75	296,252	0.51		0.51		0.50		0.50		1.82		1,536
11.36	2.04	347,336	0.50		0.50		0.50		0.50		1.62		1,609
11.41	4.85	314,908	0.50		0.50		0.50		0.50		1.79		1,880
11.12	(0.45)	302,964	0.50		0.50		0.50		0.50		1.59		1,212
11.54	2.59	486,148	0.51		0.51		0.50		0.50		1.14		1,502

11.14	1.64	88,793	0.63	*	0.63	*	0.60	*	0.60	*	1.96	*	532
11.11	0.65	63,938	0.61		0.61		0.60		0.60		1.70		1,536
11.36	1.94	90,151	0.60		0.60		0.60		0.60		1.56		1,609
11.41	4.74	59,958	0.60		0.60		0.60		0.60		1.73		1,880
11.12	(0.55)	53,095	0.60		0.60		0.60		0.60		1.47		1,212
11.54	2.49	110,566	0.61		0.61		0.60		0.60		1.05		1,502

11.14	1.49	75,160	0.93	*	0.93	*	0.90	*	0.90	*	1.68	*	532
11.11	0.35	79,589	0.91		0.91		0.90		0.90		1.42		1,536
11.36	1.63	101,997	0.90		0.90		0.90		0.90		1.22		1,609
11.41	4.43	104,653	0.90		0.90		0.90		0.90		1.37		1,880
11.12	(0.85)	121,340	0.90		0.90		0.90		0.90		1.17		1,212
11.54	2.18	219,259	0.91		0.91		0.90		0.90		0.74		1,502

11.14	1.49	165,071	0.93	*	0.93	*	0.90	*	0.90	*	1.69	*	532
11.11	0.35	173,854	0.91		0.91		0.90		0.90		1.43		1,536
11.36	1.63	232,328	0.90		0.90		0.90		0.90		1.20		1,609
11.41	4.43	265,934	0.90		0.90		0.90		0.90		1.37		1,880
11.12	(0.85)	334,991	0.90		0.90		0.90		0.90		1.20		1,212
11.54	2.18	583,927	0.91		0.91		0.90		0.90		0.75		1,502

11.14	1.11	60,990	1.68	*	1.68	*	1.65	*	1.65	*	0.93	*	532
11.11	(0.40)	74,234	1.66		1.66		1.65		1.65		0.68		1,536
11.36	0.88	91,958	1.65		1.65		1.65		1.65		0.45		1,609
11.41	3.65	109,530	1.65		1.65		1.65		1.65		0.62		1,880
11.12	(1.58)	137,233	1.65		1.65		1.65		1.65		0.42		1,212
11.54	1.42	275,788	1.66		1.66		1.65		1.65		0.01		1,502

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long Duration Total Return Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.63	$0.22	$0.48	$0.70	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	11.29	0.49	(0.12)	0.37	(0.48)	(0.55)	0.00	(1.03)
03/31/2016	12.30	0.50	(0.60)	(0.10)	(0.60)	(0.31)	0.00	(0.91)
03/31/2015	11.07	0.48	1.21	1.69	(0.46)	0.00	0.00	(0.46)
03/31/2014	11.83	0.45	(0.64)	(0.19)	(0.44)	(0.13)	0.00	(0.57)
03/31/2013	11.54	0.47	0.72	1.19	(0.44)	(0.46)	0.00	(0.90)
Class P
04/01/2017 - 09/30/2017+	10.63	0.22	0.47	0.69	(0.20)	0.00	0.00	(0.20)
03/31/2017	11.29	0.48	(0.12)	0.36	(0.47)	(0.55)	0.00	(1.02)
03/31/2016	12.30	0.49	(0.60)	(0.11)	(0.59)	(0.31)	0.00	(0.90)
03/31/2015	11.07	0.47	1.21	1.68	(0.45)	0.00	0.00	(0.45)
03/31/2014	11.83	0.44	(0.64)	(0.20)	(0.43)	(0.13)	0.00	(0.56)
03/31/2013	11.54	0.46	0.72	1.18	(0.43)	(0.46)	0.00	(0.89)
Class D
04/01/2017 - 09/30/2017+	10.63	0.20	0.48	0.68	(0.19)	0.00	0.00	(0.19)
03/31/2017	11.29	0.45	(0.12)	0.33	(0.44)	(0.55)	0.00	(0.99)
03/31/2016	12.30	0.45	(0.59)	(0.14)	(0.56)	(0.31)	0.00	(0.87)
10/31/2014 - 03/31/2015	11.73	0.20	0.55	0.75	(0.18)	0.00	0.00	(0.18)
Class A
09/08/2017 - 09/30/2017+	11.31	0.02	(0.19)	(0.17)	(0.02)	0.00	0.00	(0.02)

PIMCO Long-Term U.S. Government Fund
Institutional Class
04/01/2017 - 09/30/2017+	$5.98	$0.08	$0.19	$0.27	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	6.44	0.17	(0.44)	(0.27)	(0.17)	(0.02)	0.00	(0.19)
03/31/2016	11.49	0.30	(0.46)	(0.16)	(0.27)	(4.62)	0.00	(4.89)
03/31/2015	9.79	0.30	1.67	1.97	(0.27)	0.00	0.00	(0.27)
03/31/2014	10.78	0.29	(0.81)	(0.52)	(0.29)	(0.18)	0.00	(0.47)
03/31/2013	10.89	0.30	0.65	0.95	(0.29)	(0.77)	0.00	(1.06)
Class P
04/01/2017 - 09/30/2017+	5.98	0.08	0.18	0.26	(0.07)	0.00	0.00	(0.07)
03/31/2017	6.44	0.17	(0.45)	(0.28)	(0.16)	(0.02)	0.00	(0.18)
03/31/2016	11.49	0.28	(0.45)	(0.17)	(0.26)	(4.62)	0.00	(4.88)
03/31/2015	9.79	0.29	1.67	1.96	(0.26)	0.00	0.00	(0.26)
03/31/2014	10.78	0.29	(0.82)	(0.53)	(0.28)	(0.18)	0.00	(0.46)
03/31/2013	10.89	0.30	0.64	0.94	(0.28)	(0.77)	0.00	(1.05)
Administrative Class
04/01/2017 - 09/30/2017+	5.98	0.07	0.19	0.26	(0.07)	0.00	0.00	(0.07)
03/31/2017	6.44	0.16	(0.45)	(0.29)	(0.15)	(0.02)	0.00	(0.17)
03/31/2016	11.49	0.28	(0.46)	(0.18)	(0.25)	(4.62)	0.00	(4.87)
03/31/2015	9.79	0.28	1.66	1.94	(0.24)	0.00	0.00	(0.24)
03/31/2014	10.78	0.27	(0.82)	(0.55)	(0.26)	(0.18)	0.00	(0.44)
03/31/2013	10.89	0.28	0.64	0.92	(0.26)	(0.77)	0.00	(1.03)
Class D
04/01/2017 - 09/30/2017+	5.98	0.07	0.19	0.26	(0.07)	0.00	0.00	(0.07)
03/31/2017	6.44	0.15	(0.44)	(0.29)	(0.15)	(0.02)	0.00	(0.17)
03/31/2016	11.49	0.19	(0.39)	(0.20)	(0.23)	(4.62)	0.00	(4.85)
10/31/2014 - 03/31/2015	10.61	0.11	0.85	0.96	(0.08)	0.00	0.00	(0.08)
Class A
04/01/2017 - 09/30/2017+	5.98	0.07	0.19	0.26	(0.07)	0.00	0.00	(0.07)
03/31/2017	6.44	0.15	(0.44)	(0.29)	(0.15)	(0.02)	0.00	(0.17)
03/31/2016	11.49	0.26	(0.45)	(0.19)	(0.24)	(4.62)	0.00	(4.86)
03/31/2015	9.79	0.26	1.67	1.93	(0.23)	0.00	0.00	(0.23)
03/31/2014	10.78	0.26	(0.82)	(0.56)	(0.25)	(0.18)	0.00	(0.43)
03/31/2013	10.89	0.26	0.65	0.91	(0.25)	(0.77)	0.00	(1.02)

22	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.12	6.59%	$3,013,120	0.84	%*	0.84	%*	0.50	%*	0.50	%*	4.06	%*	51%
10.63	3.52	2,790,764	0.69		0.69		0.50		0.50		4.34		116
11.29	(0.40)	2,949,533	0.55		0.55		0.50		0.50		4.38		59
12.30	15.52	4,376,514	0.52		0.52		0.50		0.50		4.09		76
11.07	(1.46)	4,704,179	0.51		0.51		0.50		0.50		4.12		70
11.83	10.36	6,669,123	0.53		0.53		0.50		0.50		3.86		81

11.12	6.54	16,504	0.94	*	0.94	*	0.60	*	0.60	*	3.96	*	51
10.63	3.42	9,939	0.79		0.79		0.60		0.60		4.24		116
11.29	(0.50)	11,164	0.65		0.65		0.60		0.60		4.27		59
12.30	15.40	19,954	0.62		0.62		0.60		0.60		4.00		76
11.07	(1.56)	12,376	0.61		0.61		0.60		0.60		4.02		70
11.83	10.25	21,240	0.63		0.63		0.60		0.60		3.75		81

11.12	6.38	14,665	1.24	*	1.24	*	0.90	*	0.90	*	3.65	*	51
10.63	3.11	9,443	1.09		1.09		0.90		0.90		4.00		116
11.29	(0.80)	683	0.95		0.95		0.90		0.90		3.97		59
12.30	6.37	9,164	0.92	*	0.92	*	0.90	*	0.90	*	3.75	*	76

11.12	(1.50)	22	1.24	*	1.24	*	0.90	*	0.90	*	3.51	*	51

$6.17	4.49%	$1,373,484	0.735	%*	0.735	%*	0.475	%*	0.475	%*	2.61	%*	53%
5.98	(4.21)	1,450,163	0.655		0.655		0.475		0.475		2.77		61
6.44	1.82	304,991	0.535		0.535		0.475		0.475		3.23		101
11.49	20.35	318,988	0.495		0.495		0.475		0.475		2.77		244
9.79	(4.67)	523,326	0.485		0.485		0.475		0.475		2.89		100
10.78	8.49	1,546,068	0.505		0.505		0.475		0.475		2.63		143

6.17	4.44	61,072	0.835	*	0.835	*	0.575	*	0.575	*	2.52	*	53
5.98	(4.31)	39,443	0.755		0.755		0.575		0.575		2.64		61
6.44	1.72	82,647	0.635		0.635		0.575		0.575		3.11		101
11.49	20.23	81,521	0.595		0.595		0.575		0.575		2.73		244
9.79	(4.77)	73,906	0.585		0.585		0.575		0.575		3.00		100
10.78	8.38	40,134	0.605		0.605		0.575		0.575		2.52		143

6.17	4.36	22,301	0.985	*	0.985	*	0.725	*	0.725	*	2.36	*	53
5.98	(4.46)	20,222	0.905		0.905		0.725		0.725		2.50		61
6.44	1.57	27,613	0.785		0.785		0.725		0.725		3.00		101
11.49	20.05	54,522	0.745		0.745		0.725		0.725		2.60		244
9.79	(4.91)	51,473	0.735		0.735		0.725		0.725		2.74		100
10.78	8.26	66,872	0.755		0.755		0.725		0.725		2.39		143

6.17	4.30	7,154	1.085	*	1.085	*	0.825	*	0.825	*	2.26	*	53
5.98	(4.58)	5,849	1.035	(c)	1.035	(c)	0.855	(c)	0.855	(c)	2.34		61
6.44	1.41	10,174	0.935		0.935		0.875		0.875		2.63		101
11.49	9.07	1,286	0.895	*	0.895	*	0.875	*	0.875	*	1.91	*	244

6.17	4.30	103,855	1.085	*	1.085	*	0.825	*	0.825	*	2.26	*	53
5.98	(4.55)	100,476	1.005		1.005		0.825		0.825		2.40		61
6.44	1.47	159,606	0.885		0.885		0.825		0.825		2.88		101
11.49	19.93	198,176	0.845		0.845		0.825		0.825		2.49		244
9.79	(5.01)	175,700	0.835		0.835		0.825		0.825		2.63		100
10.78	8.11	208,077	0.855		0.855		0.825		0.825		2.26		143

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term U.S. Government Fund (Cont.)
Class C
04/01/2017 - 09/30/2017+	$5.98	$0.05	$0.18	$0.23	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2017	6.44	0.11	(0.45)	(0.34)	(0.10)	(0.02)	0.00	(0.12)
03/31/2016	11.49	0.19	(0.45)	(0.26)	(0.17)	(4.62)	0.00	(4.79)
03/31/2015	9.79	0.18	1.67	1.85	(0.15)	0.00	0.00	(0.15)
03/31/2014	10.78	0.18	(0.81)	(0.63)	(0.18)	(0.18)	0.00	(0.36)
03/31/2013	10.89	0.18	0.64	0.82	(0.16)	(0.77)	0.00	(0.93)

PIMCO Moderate Duration Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.15	$0.11	$0.12	$0.23	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2017	10.13	0.26	(0.04)	0.22	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.53	0.27	(0.21)	0.06	(0.28)	(0.18)	0.00	(0.46)
03/31/2015	10.63	0.20	0.19	0.39	(0.35)	(0.14)	0.00	(0.49)
03/31/2014	10.89	0.17	(0.14)	0.03	(0.20)	(0.09)	0.00	(0.29)
03/31/2013	10.74	0.23	0.49	0.72	(0.32)	(0.25)	0.00	(0.57)
Class P
04/01/2017 - 09/30/2017+	10.15	0.10	0.12	0.22	(0.08)	0.00	0.00	(0.08)
03/31/2017	10.13	0.25	(0.04)	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2016	10.53	0.25	(0.21)	0.04	(0.26)	(0.18)	0.00	(0.44)
03/31/2015	10.63	0.19	0.19	0.38	(0.34)	(0.14)	0.00	(0.48)
03/31/2014	10.89	0.16	(0.14)	0.02	(0.19)	(0.09)	0.00	(0.28)
03/31/2013	10.74	0.22	0.49	0.71	(0.31)	(0.25)	0.00	(0.56)
Administrative Class
04/01/2017 - 09/30/2017+	10.15	0.10	0.18	0.28	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.13	0.25	(0.05)	0.20	(0.18)	0.00	0.00	(0.18)
07/24/2015 - 03/31/2016	10.39	0.13	(0.06)	0.07	(0.15)	(0.18)	0.00	(0.33)

PIMCO Mortgage-Backed Securities Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.44	$0.14	$0.15	$0.29	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	10.56	0.25	(0.04)	0.21	(0.33)	0.00	0.00	(0.33)
03/31/2016	10.57	0.18	0.08	0.26	(0.27)	0.00	0.00	(0.27)
03/31/2015	10.29	0.20	0.36	0.56	(0.27)	0.00	(0.01)	(0.28)
03/31/2014	10.58	0.13	(0.11)	0.02	(0.24)	(0.05)	(0.02)	(0.31)
03/31/2013	10.66	0.10	0.31	0.41	(0.37)	(0.12)	0.00	(0.49)
Class P
04/01/2017 - 09/30/2017+	10.44	0.14	0.15	0.29	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.56	0.24	(0.04)	0.20	(0.32)	0.00	0.00	(0.32)
03/31/2016	10.57	0.17	0.08	0.25	(0.26)	0.00	0.00	(0.26)
03/31/2015	10.29	0.19	0.36	0.55	(0.26)	0.00	(0.01)	(0.27)
03/31/2014	10.58	0.11	(0.10)	0.01	(0.23)	(0.05)	(0.02)	(0.30)
03/31/2013	10.66	0.10	0.30	0.40	(0.36)	(0.12)	0.00	(0.48)
Administrative Class
04/01/2017 - 09/30/2017+	10.44	0.13	0.15	0.28	(0.13)	0.00	0.00	(0.13)
03/31/2017	10.56	0.23	(0.04)	0.19	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.57	0.14	0.09	0.23	(0.24)	0.00	0.00	(0.24)
03/31/2015	10.29	0.17	0.36	0.53	(0.24)	0.00	(0.01)	(0.25)
03/31/2014	10.58	0.12	(0.12)	0.00	(0.22)	(0.05)	(0.02)	(0.29)
03/31/2013	10.66	0.09	0.30	0.39	(0.35)	(0.12)	0.00	(0.47)
Class D
04/01/2017 - 09/30/2017+	10.44	0.13	0.14	0.27	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.56	0.21	(0.04)	0.17	(0.29)	0.00	0.00	(0.29)
03/31/2016	10.57	0.14	0.07	0.21	(0.22)	0.00	0.00	(0.22)
03/31/2015	10.29	0.16	0.36	0.52	(0.23)	0.00	(0.01)	(0.24)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)

24	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.17	3.92%	$17,826	1.835	%*	1.835	%*	1.575	%*	1.575	%*	1.51	%*	53%
5.98	(5.27)	24,735	1.755		1.755		1.575		1.575		1.65		61
6.44	0.71	32,026	1.635		1.635		1.575		1.575		2.11		101
11.49	19.05	35,839	1.595		1.595		1.575		1.575		1.73		244
9.79	(5.71)	25,865	1.585		1.585		1.575		1.575		1.82		100
10.78	7.31	68,538	1.605		1.605		1.575		1.575		1.52		143

$10.29	2.27%	$1,377,855	0.48	%*	0.48	%*	0.46	%*	0.46	%*	2.14	%*	146%
10.15	2.23	1,358,377	0.50		0.50		0.46		0.46		2.53		269
10.13	0.54	1,463,730	0.48		0.48		0.46		0.46		2.61		217
10.53	3.75	1,709,990	0.46		0.46		0.46		0.46		1.85		254
10.63	0.31	2,433,490	0.46		0.46		0.46		0.46		1.56		237
10.89	6.84	2,666,070	0.46		0.46		0.46		0.46		2.08		373

10.29	2.22	5,471	0.58	*	0.58	*	0.56	*	0.56	*	2.05	*	146
10.15	2.13	6,434	0.60		0.60		0.56		0.56		2.44		269
10.13	0.44	6,800	0.58		0.58		0.56		0.56		2.46		217
10.53	3.65	5,285	0.56		0.56		0.56		0.56		1.79		254
10.63	0.20	13,298	0.56		0.56		0.56		0.56		1.51		237
10.89	6.73	31,824	0.56		0.56		0.56		0.56		2.00		373

10.29	2.11	16	0.73	*	0.73	*	0.71	*	0.71	*	1.88	*	146
10.15	2.05	15	0.75		0.75		0.71		0.71		2.39		269
10.13	0.66	9,304	0.73	*	0.73	*	0.71	*	0.71	*	1.87	*	217

$10.59	2.81%	$103,851	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.75	%*	496%
10.44	2.04	116,443	0.50		0.50		0.50		0.50		2.39		1,611
10.56	2.46	118,641	0.50		0.50		0.50		0.50		1.75		1,930
10.57	5.49	103,968	0.50		0.50		0.50		0.50		1.90		1,501
10.29	0.23	111,544	0.50		0.50		0.50		0.50		1.29		1,021
10.58	3.93	252,445	0.50		0.50		0.50		0.50		0.96		1,226

10.59	2.76	7,874	0.62	*	0.62	*	0.60	*	0.60	*	2.68	*	496
10.44	1.94	7,933	0.60		0.60		0.60		0.60		2.28		1,611
10.56	2.36	9,898	0.60		0.60		0.60		0.60		1.65		1,930
10.57	5.38	8,150	0.60		0.60		0.60		0.60		1.82		1,501
10.29	0.12	8,679	0.60		0.60		0.60		0.60		1.09		1,021
10.58	3.82	36,644	0.60		0.60		0.60		0.60		0.89		1,226

10.59	2.68	3,444	0.77	*	0.77	*	0.75	*	0.75	*	2.53	*	496
10.44	1.79	3,540	0.75		0.75		0.75		0.75		2.14		1,611
10.56	2.20	4,565	0.75		0.75		0.75		0.75		1.36		1,930
10.57	5.22	13,760	0.75		0.75		0.75		0.75		1.63		1,501
10.29	(0.02)	35,186	0.75		0.75		0.75		0.75		1.19		1,021
10.58	3.67	42,414	0.75		0.75		0.75		0.75		0.81		1,226

10.59	2.60	32,469	0.92	*	0.92	*	0.90	*	0.90	*	2.39	*	496
10.44	1.63	36,541	0.90		0.90		0.90		0.90		1.98		1,611
10.56	2.05	42,506	0.90		0.90		0.90		0.90		1.36		1,930
10.57	5.07	37,068	0.90		0.90		0.90		0.90		1.52		1,501
10.29	(0.17)	55,106	0.90		0.90		0.90		0.90		0.96		1,021
10.58	3.51	86,378	0.90		0.90		0.90		0.90		0.62		1,226

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage-Backed Securities Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$10.44	$0.13	$0.14	$0.27	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2017	10.56	0.21	(0.04)	0.17	(0.29)	0.00	0.00	(0.29)
03/31/2016	10.57	0.14	0.07	0.21	(0.22)	0.00	0.00	(0.22)
03/31/2015	10.29	0.16	0.36	0.52	(0.23)	0.00	(0.01)	(0.24)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
Class C
04/01/2017 - 09/30/2017+	10.44	0.08	0.15	0.23	(0.08)	0.00	0.00	(0.08)
03/31/2017	10.56	0.13	(0.04)	0.09	(0.21)	0.00	0.00	(0.21)
03/31/2016	10.57	0.06	0.08	0.14	(0.15)	0.00	0.00	(0.15)
03/31/2015	10.29	0.08	0.36	0.44	(0.15)	0.00	(0.01)	(0.16)
03/31/2014	10.58	0.02	(0.11)	(0.09)	(0.13)	(0.05)	(0.02)	(0.20)
03/31/2013	10.66	(0.02)	0.31	0.29	(0.25)	(0.12)	0.00	(0.37)

PIMCO Mortgage Opportunities Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.97	$0.20	$0.18	$0.38	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	10.94	0.45	0.15	0.60	(0.57)	0.00	0.00	(0.57)
03/31/2016	11.15	0.40	(0.15)	0.25	(0.46)	0.00	0.00	(0.46)
03/31/2015	11.06	0.35	0.14	0.49	(0.40)	0.00	0.00	(0.40)
03/31/2014	11.13	0.39	0.00	0.39	(0.44)	(0.02)	0.00	(0.46)
10/22/2012 - 03/31/2013	10.00	0.14	1.14	1.28	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2017 - 09/30/2017+	10.97	0.20	0.17	0.37	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.94	0.47	0.12	0.59	(0.56)	0.00	0.00	(0.56)
03/31/2016	11.15	0.41	(0.18)	0.23	(0.44)	0.00	0.00	(0.44)
03/31/2015	11.06	0.34	0.14	0.48	(0.39)	0.00	0.00	(0.39)
03/31/2014	11.13	0.34	0.04	0.38	(0.43)	(0.02)	0.00	(0.45)
10/22/2012 - 03/31/2013	10.00	0.15	1.12	1.27	(0.14)	0.00	0.00	(0.14)
Class D
04/01/2017 - 9/30/2017+	10.97	0.18	0.17	0.35	(0.15)	0.00	0.00	(0.15)
03/31/2017	10.94	0.41	0.15	0.56	(0.53)	0.00	0.00	(0.53)
03/31/2016	11.15	0.36	(0.16)	0.20	(0.41)	0.00	0.00	(0.41)
03/31/2015	11.06	0.31	0.13	0.44	(0.35)	0.00	0.00	(0.35)
03/31/2014	11.13	0.32	0.03	0.35	(0.40)	(0.02)	0.00	(0.42)
10/22/2012 - 03/31/2013	10.00	0.12	1.14	1.26	(0.13)	0.00	0.00	(0.13)
Class A
04/01/2017 - 09/30/2017+	10.97	0.18	0.17	0.35	(0.15)	0.00	0.00	(0.15)
03/31/2017	10.94	0.41	0.15	0.56	(0.53)	0.00	0.00	(0.53)
03/31/2016	11.15	0.36	(0.16)	0.20	(0.41)	0.00	0.00	(0.41)
03/31/2015	11.06	0.31	0.13	0.44	(0.35)	0.00	0.00	(0.35)
03/31/2014	11.13	0.34	0.01	0.35	(0.40)	(0.02)	0.00	(0.42)
10/22/2012 - 03/31/2013	10.00	0.14	1.12	1.26	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2017 - 09/30/2017+	10.97	0.14	0.17	0.31	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.94	0.33	0.14	0.47	(0.44)	0.00	0.00	(0.44)
03/31/2016	11.15	0.28	(0.16)	0.12	(0.33)	0.00	0.00	(0.33)
03/31/2015	11.06	0.23	0.13	0.36	(0.27)	0.00	0.00	(0.27)
03/31/2014	11.13	0.26	0.00	0.26	(0.31)	(0.02)	0.00	(0.33)
10/22/2012 - 03/31/2013	10.00	0.09	1.13	1.22	(0.09)	0.00	0.00	(0.09)

26	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.59	2.60%	$24,153	0.92	%*	0.92	%*	0.90	%*	0.90	%*	2.39	%*	496%
10.44	1.63	23,161	0.90		0.90		0.90		0.90		1.99		1,611
10.56	2.05	29,497	0.90		0.90		0.90		0.90		1.34		1,930
10.57	5.07	28,247	0.90		0.90		0.90		0.90		1.52		1,501
10.29	(0.17)	38,798	0.90		0.90		0.90		0.90		0.93		1,021
10.58	3.51	77,316	0.90		0.90		0.90		0.90		0.61		1,226

10.59	2.22	5,764	1.67	*	1.67	*	1.65	*	1.65	*	1.57	*	496
10.44	0.87	9,226	1.65		1.65		1.65		1.65		1.24		1,611
10.56	1.29	11,143	1.65		1.65		1.65		1.65		0.59		1,930
10.57	4.28	11,110	1.65		1.65		1.65		1.65		0.77		1,501
10.29	(0.92)	13,782	1.65		1.65		1.65		1.65		0.23		1,021
10.58	2.75	22,257	1.65		1.65		1.65		1.65		(0.15)		1,226

$11.17	3.45%	$2,636,261	0.97	%*	0.97	%*	0.60	%*	0.60	%*	3.70	%*	362%
10.97	5.61	2,058,869	0.78		0.78		0.60		0.60		4.03		1,268
10.94	2.24	1,400,621	0.69		0.69		0.60		0.60		3.60		1,146
11.15	4.47	1,183,060	0.61		0.61		0.60		0.60		3.15		1,133
11.06	3.59	1,104,355	0.61		0.61		0.60		0.60		3.58		736
11.13	12.79	328,002	0.62	*	0.67	*	0.60	*	0.65	*	2.97	*	427

11.17	3.40	526,791	1.07	*	1.07	*	0.70	*	0.70	*	3.61	*	362
10.97	5.49	326,786	0.88		0.88		0.70		0.70		4.24		1,268
10.94	2.12	542,161	0.79		0.79		0.70		0.70		3.71		1,146
11.15	4.36	90,964	0.71		0.71		0.70		0.70		3.05		1,133
11.06	3.49	11,550	0.71		0.71		0.70		0.70		3.05		736
11.13	12.74	11,097	0.72	*	0.77	*	0.70	*	0.75	*	3.01	*	427

11.17	3.25	117,017	1.37	*	1.37	*	1.00	*	1.00	*	3.30	*	362
10.97	5.19	103,653	1.18		1.18		1.00		1.00		3.68		1,268
10.94	1.83	69,778	1.09		1.09		1.00		1.00		3.29		1,146
11.15	4.05	35,899	1.01		1.01		1.00		1.00		2.74		1,133
11.06	3.18	34,083	1.01		1.01		1.00		1.00		2.88		736
11.13	12.59	42,136	1.02	*	1.07	*	1.00	*	1.05	*	2.38	*	427

11.17	3.25	93,653	1.37	*	1.37	*	1.00	*	1.00	*	3.30	*	362
10.97	5.19	63,638	1.18		1.18		1.00		1.00		3.66		1,268
10.94	1.83	52,249	1.09		1.09		1.00		1.00		3.28		1,146
11.15	4.05	19,566	1.01		1.01		1.00		1.00		2.78		1,133
11.06	3.18	19,063	1.01		1.01		1.00		1.00		3.11		736
11.13	12.57	4,653	1.02	*	1.07	*	1.00	*	1.05	*	2.79	*	427

11.17	2.87	26,863	2.12	*	2.12	*	1.75	*	1.75	*	2.53	*	362
10.97	4.40	23,413	1.93		1.93		1.75		1.75		2.94		1,268
10.94	1.07	23,035	1.84		1.84		1.75		1.75		2.54		1,146
11.15	3.28	9,313	1.76		1.76		1.75		1.75		2.03		1,133
11.06	2.40	4,922	1.76		1.76		1.75		1.75		2.33		736
11.13	12.23	2,007	1.77	*	1.82	*	1.75	*	1.80	*	1.82	*	427

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return Fund II
Institutional Class
04/01/2017 - 09/30/2017+	$9.58	$0.12	$0.15	$0.27	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2017	9.68	0.25	0.00	0.25	(0.32)	(0.02)	(0.01)	(0.35)
03/31/2016	10.30	0.27	(0.22)	0.05	(0.27)	(0.40)	0.00	(0.67)
03/31/2015	10.29	0.19	0.25	0.44	(0.25)	(0.18)	0.00	(0.43)
03/31/2014	10.65	0.20	(0.31)	(0.11)	(0.20)	(0.05)	0.00	(0.25)
03/31/2013	10.70	0.25	0.41	0.66	(0.26)	(0.45)	0.00	(0.71)
Class P
04/01/2017 - 09/30/2017+	9.58	0.11	0.15	0.26	(0.10)	0.00	0.00	(0.10)
03/31/2017	9.68	0.24	0.00	0.24	(0.31)	(0.02)	(0.01)	(0.34)
03/31/2016	10.30	0.27	(0.23)	0.04	(0.26)	(0.40)	0.00	(0.66)
03/31/2015	10.29	0.18	0.25	0.43	(0.24)	(0.18)	0.00	(0.42)
03/31/2014	10.65	0.19	(0.31)	(0.12)	(0.19)	(0.05)	0.00	(0.24)
03/31/2013	10.70	0.23	0.42	0.65	(0.25)	(0.45)	0.00	(0.70)
Administrative Class
04/01/2017 - 09/30/2017+	9.58	0.10	0.15	0.25	(0.09)	0.00	0.00	(0.09)
03/31/2017	9.68	0.22	0.00	0.22	(0.29)	(0.02)	(0.01)	(0.32)
03/31/2016	10.30	0.25	(0.22)	0.03	(0.25)	(0.40)	0.00	(0.65)
03/31/2015	10.29	0.17	0.24	0.41	(0.22)	(0.18)	0.00	(0.40)
03/31/2014	10.65	0.17	(0.31)	(0.14)	(0.17)	(0.05)	0.00	(0.22)
03/31/2013	10.70	0.22	0.42	0.64	(0.24)	(0.45)	0.00	(0.69)

PIMCO Total Return Fund IV
Institutional Class
04/01/2017 - 09/30/2017+	$10.28	$0.10	$0.21	$0.31	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2017	10.37	0.23	(0.02)	0.21	(0.26)	(0.04)	0.00	(0.30)
03/31/2016	10.74	0.23	(0.21)	0.02	(0.22)	(0.17)	0.00	(0.39)
03/31/2015	10.52	0.13	0.36	0.49	(0.20)	(0.07)	0.00	(0.27)
03/31/2014	10.90	0.15	(0.32)	(0.17)	(0.14)	(0.07)	0.00	(0.21)
03/31/2013	10.67	0.21	0.63	0.84	(0.31)	(0.30)	0.00	(0.61)
Class P
04/01/2017 - 09/30/2017+	10.28	0.09	0.22	0.31	(0.09)	0.00	0.00	(0.09)
03/31/2017	10.37	0.25	(0.05)	0.20	(0.25)	(0.04)	0.00	(0.29)
03/31/2016	10.74	0.23	(0.22)	0.01	(0.21)	(0.17)	0.00	(0.38)
03/31/2015	10.52	0.08	0.40	0.48	(0.19)	(0.07)	0.00	(0.26)
03/31/2014	10.90	0.15	(0.33)	(0.18)	(0.13)	(0.07)	0.00	(0.20)
03/31/2013	10.67	0.22	0.61	0.83	(0.30)	(0.30)	0.00	(0.60)
Class A
04/01/2017 - 09/30/2017+	10.28	0.08	0.21	0.29	(0.07)	0.00	0.00	(0.07)
03/31/2017	10.37	0.20	(0.02)	0.18	(0.23)	(0.04)	0.00	(0.27)
03/31/2016	10.74	0.19	(0.21)	(0.02)	(0.18)	(0.17)	0.00	(0.35)
03/31/2015	10.52	0.09	0.36	0.45	(0.16)	(0.07)	0.00	(0.23)
03/31/2014	10.90	0.11	(0.31)	(0.20)	(0.11)	(0.07)	0.00	(0.18)
03/31/2013	10.67	0.16	0.64	0.80	(0.27)	(0.30)	0.00	(0.57)
Class C
04/01/2017 - 09/30/2017+	10.28	0.04	0.22	0.26	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.37	0.12	(0.02)	0.10	(0.15)	(0.04)	0.00	(0.19)
03/31/2016	10.74	0.11	(0.21)	(0.10)	(0.10)	(0.17)	0.00	(0.27)
03/31/2015	10.52	0.03	0.36	0.39	(0.10)	(0.07)	0.00	(0.17)
03/31/2014	10.90	0.04	(0.32)	(0.28)	(0.03)	(0.07)	0.00	(0.10)
06/01/2012 - 03/31/2013	10.90	0.06	0.40	0.46	(0.16)	(0.30)	0.00	(0.46)

28	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.74	2.78%	$582,953	0.53	%*	0.53	%*	0.50	%*	0.50	%*	2.41	%*	275%
9.58	2.60	566,900	0.56		0.56		0.50		0.50		2.54		595
9.68	0.66	774,684	0.56		0.56		0.50		0.50		2.76		516
10.30	4.30	1,048,223	0.50		0.50		0.50		0.50		1.86		363
10.29	(1.05)	2,591,315	0.50		0.50		0.50		0.50		1.89		353
10.65	6.23	3,026,082	0.50		0.50		0.50		0.50		2.26		374

9.74	2.73	12,849	0.63	*	0.63	*	0.60	*	0.60	*	2.31	*	275
9.58	2.50	11,355	0.66		0.66		0.60		0.60		2.43		595
9.68	0.55	10,534	0.66		0.66		0.60		0.60		2.76		516
10.30	4.19	11,371	0.60		0.60		0.60		0.60		1.75		363
10.29	(1.15)	11,878	0.60		0.60		0.60		0.60		1.79		353
10.65	6.13	17,169	0.60		0.60		0.60		0.60		2.14		374

9.74	2.66	13,263	0.78	*	0.78	*	0.75	*	0.75	*	2.16	*	275
9.58	2.34	12,993	0.81		0.81		0.75		0.75		2.30		595
9.68	0.40	13,754	0.81		0.81		0.75		0.75		2.53		516
10.30	4.04	21,822	0.75		0.75		0.75		0.75		1.60		363
10.29	(1.30)	53,896	0.75		0.75		0.75		0.75		1.64		353
10.65	5.97	69,577	0.75		0.75		0.75		0.75		2.00		374

$10.50	3.05%	$1,471,283	0.53	%*	0.53	%*	0.50	%*	0.50	%*	1.92	%*	230%
10.28	2.11	1,397,034	0.56		0.56		0.50		0.50		2.24		478
10.37	0.23	1,338,050	0.51		0.51		0.50		0.50		2.21		449
10.74	4.72	1,657,422	0.50		0.50		0.50		0.50		1.20		245
10.52	(1.49)	1,288,744	0.50		0.50		0.50		0.50		1.40		422
10.90	8.03	864,590	0.50		0.50		0.50		0.50		1.95		540

10.50	3.00	481	0.63	*	0.63	*	0.60	*	0.60	*	1.81	*	230
10.28	1.99	467	0.66		0.66		0.60		0.60		2.36		478
10.37	0.12	60	0.61		0.61		0.60		0.60		2.16		449
10.74	4.61	4,537	0.60		0.60		0.60		0.60		0.75		245
10.52	(1.59)	227	0.60		0.60		0.60		0.60		1.37		422
10.90	7.93	394	0.60		0.60		0.60		0.60		1.95		540

10.50	2.87	11,808	0.88	*	0.88	*	0.85	*	0.85	*	1.59	*	230
10.28	1.75	14,779	0.91		0.91		0.85		0.85		1.89		478
10.37	(0.12)	13,768	0.86		0.86		0.85		0.85		1.85		449
10.74	4.35	17,232	0.85		0.85		0.85		0.85		0.86		245
10.52	(1.83)	22,889	0.85		0.85		0.85		0.85		1.07		422
10.90	7.66	21,829	0.85		0.85		0.85		0.85		1.50		540

10.50	2.49	2,022	1.63	*	1.63	*	1.60	*	1.60	*	0.83	*	230
10.28	0.99	2,391	1.66		1.66		1.60		1.60		1.15		478
10.37	(0.87)	2,508	1.61		1.61		1.60		1.60		1.10		449
10.74	3.73	2,949	1.49		1.60		1.49		1.60		0.24		245
10.52	(2.54)	5,520	1.60		1.60		1.60		1.60		0.33		422
10.90	4.33	4,095	1.60	*	1.60	*	1.60	*	1.60	*	0.69	*	540

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return ESG Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.00	$0.10	$0.18	$0.28	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2017	9.04	0.28	(0.05)	0.23	(0.26)	(0.01)	0.00	(0.27)
03/31/2016	9.48	0.29	(0.30)	(0.01)	(0.27)	(0.14)	(0.02)	(0.43)
03/31/2015	9.46	0.19	0.34	0.53	(0.42)	(0.09)	0.00	(0.51)
03/31/2014	9.88	0.17	(0.29)	(0.12)	(0.19)	(0.11)	0.00	(0.30)
03/31/2013	9.76	0.23	0.47	0.70	(0.34)	(0.24)	0.00	(0.58)
Class P
04/01/2017 - 09/30/2017+	9.00	0.09	0.18	0.27	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.04	0.27	(0.05)	0.22	(0.25)	(0.01)	0.00	(0.26)
03/31/2016	9.48	0.28	(0.30)	(0.02)	(0.26)	(0.14)	(0.02)	(0.42)
03/31/2015	9.46	0.18	0.33	0.51	(0.40)	(0.09)	0.00	(0.49)
03/31/2014	9.88	0.15	(0.28)	(0.13)	(0.18)	(0.11)	0.00	(0.29)
03/31/2013	9.76	0.22	0.47	0.69	(0.33)	(0.24)	0.00	(0.57)
Administrative Class
04/01/2017 - 09/30/2017+	9.00	0.08	0.19	0.27	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.04	0.26	(0.06)	0.20	(0.23)	(0.01)	0.00	(0.24)
03/31/2016	9.48	0.27	(0.30)	(0.03)	(0.25)	(0.14)	(0.02)	(0.41)
03/31/2015	9.46	0.17	0.33	0.50	(0.39)	(0.09)	0.00	(0.48)
03/31/2014	9.88	0.14	(0.29)	(0.15)	(0.16)	(0.11)	0.00	(0.27)
03/31/2013	9.76	0.21	0.46	0.67	(0.31)	(0.24)	0.00	(0.55)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

30	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.19	3.09%	$852,648	0.60	%*	0.60	%*	0.50	%*	0.50	%*	2.11	%*	252%
9.00	2.49	982,948	0.59		0.59		0.50		0.50		3.09		557
9.04	(0.04)	950,316	0.55		0.55		0.50		0.50		3.22		454
9.48	5.68	1,142,618	0.51		0.51		0.50		0.50		2.00		291
9.46	(1.29)	2,989,171	0.50		0.50		0.50		0.50		1.73		316
9.88	7.19	3,853,810	0.50		0.50		0.50		0.50		2.34		376

9.19	3.04	55,741	0.70	*	0.70	*	0.60	*	0.60	*	2.00	*	252
9.00	2.39	44,690	0.69		0.69		0.60		0.60		3.00		557
9.04	(0.14)	50,953	0.65		0.65		0.60		0.60		3.10		454
9.48	5.56	51,653	0.61		0.61		0.60		0.60		1.92		291
9.46	(1.39)	113,883	0.60		0.60		0.60		0.60		1.61		316
9.88	7.08	111,523	0.60		0.60		0.60		0.60		2.20		376

9.19	2.96	23,468	0.85	*	0.85	*	0.75	*	0.75	*	1.87	*	252
9.00	2.23	25,964	0.84		0.84		0.75		0.75		2.90		557
9.04	(0.29)	57,746	0.80		0.80		0.75		0.75		3.00		454
9.48	5.40	90,842	0.76		0.76		0.75		0.75		1.76		291
9.46	(1.54)	113,748	0.75		0.75		0.75		0.75		1.47		316
9.88	6.93	119,239	0.75		0.75		0.75		0.75		2.09		376

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Assets:
Investments, at value
Investments in securities*	$1,665,486	$1,198,365	$4,079,093	$1,922,346
Investments in Affiliates	176	32,774	8,701	41,212
Financial Derivative Instruments
Exchange-traded or centrally cleared	799	65	2,465	675
Over the counter	4,400	171	18,624	6,101
Cash	31	20	0	2
Deposits with counterparty	7,180	1,049	4,722	2,835
Foreign currency, at value	311	0	1,151	0
Receivable for investments sold	1,229	3,475	43,727	45,632
Receivable for investments sold on a delayed-delivery basis	0	0	2,923	60,788
Receivable for TBA investments sold	125,512	514,741	162,684	104,130
Receivable for Fund shares sold	23	900	1,406	4,849
Interest and/or dividends receivable	1,263	2,285	32,207	13,259
Dividends receivable from Affiliates	1	42	8	7
Other assets	0	0	1	14
Total Assets	1,806,411	1,753,887	4,357,712	2,201,850

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$262,025	$0	$1,002,668	$306,652
Payable for sale-buyback transactions	91,908	0	41,839	195,236
Payable for short sales	55,467	126,711	62,937	51,390
Financial Derivative Instruments
Exchange-traded or centrally cleared	236	11	767	205
Over the counter	5,123	653	20,780	7,282
Payable for investments purchased	15,828	11,076	45,822	62
Payable for investments in Affiliates purchased	1	42	8	7
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for TBA investments purchased	83,954	916,702	134,738	52,683
Deposits from counterparty	376	939	2,184	1,620
Payable for Fund shares redeemed	7,828	1,572	362	267
Distributions payable	29	117	18	46
Accrued investment advisory fees	275	148	636	307
Accrued supervisory and administrative fees	280	194	639	358
Accrued distribution fees	0	55	3	17
Accrued servicing fees	0	48	0	26
Other liabilities	0	0	0	0
Total Liabilities	523,330	1,058,268	1,313,401	616,158

Net Assets	$1,283,081	$695,619	$3,044,311	$1,585,692

Net Assets Consist of:
Paid in capital	$1,239,382	$746,245	$2,787,752	$1,660,157
Undistributed (overdistributed) net investment income	608	(2,346)	6,145	16,008
Accumulated undistributed net realized gain (loss)	14,303	(39,073)	27,717	(107,340)
Net unrealized appreciation (depreciation)	28,788	(9,207)	222,697	16,867

Net Assets	$1,283,081	$695,619	$3,044,311	$1,585,692

Cost of investments in securities	$1,634,638	$1,207,425	$3,884,884	$1,909,108
Cost of investments in Affiliates	$176	$32,776	$8,701	$41,217
Cost of foreign currency held	$314	$0	$1,163	$0
Proceeds received on short sales	$55,611	$127,200	$63,094	$51,506
Cost or premiums of financial derivative instruments, net	$9,593	$57	$(10,308)	$8,042

* Includes repurchase agreements of:	$1,764	$2,117	$3,004	$785

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$1,577,229	$304,580	$4,849,098	$822,733	$1,992,614	$1,595,547
93,168	3,499	95,973	157,897	21,373	0

542	47	532	137	459	415
10,691	17	9,253	79	5,837	8,743
0	3	857	1	0	0
2,429	796	13,281	2,248	4,097	2,166
3,747	0	2,276	0	3,533	2,772
259	127	49,920	496	16,333	42,820
0	0	0	0	0	0
165,007	226,893	1,726,069	167,479	380,758	581,263
390	188	7,065	148	4,522	737
6,704	653	16,790	2,430	7,624	6,559
114	2	584	167	23	0
0	0	0	0	0	0
1,860,280	536,805	6,771,698	1,153,815	2,437,173	2,241,022

$67,441	$0	$551,361	$70,251	$0	$173,101
0	0	368,128	0	39,447	31,812
0	42,526	774,358	4,504	0	66,988

2,162	3	442	248	966	839
20,647	166	8,901	32	6,231	14,731
36,707	2,081	49,558	14,728	43,499	48,936
114	2	584	167	23	0
0	0	10,103	0	0	0
341,437	314,188	1,591,065	453,070	855,064	966,147
6,177	29	9,685	161	4,294	5,135
1,525	144	2,907	1,170	1,413	905
183	10	2,172	155	0	116
295	38	998	130	316	223
248	46	785	131	317	227
0	11	41	3	1	5
0	6	25	0	3	0
2	0	0	0	5	0
476,938	359,250	3,371,113	544,750	951,579	1,309,165

$1,383,342	$177,555	$3,400,585	$609,065	$1,485,594	$931,857

$1,400,385	$185,202	$3,359,363	$596,312	$1,494,949	$927,295
(5,443)	165	10,630	1,373	(2,714)	(2,402)
(23,485)	(10,645)	(79,785)	(1,475)	(8,189)	(5,155)
11,885	2,833	110,377	12,855	1,548	12,119

$1,383,342	$177,555	$3,400,585	$609,065	$1,485,594	$931,857

$1,553,306	$302,075	$4,751,921	$810,010	$1,989,910	$1,579,834
$93,127	$3,499	$95,972	$157,848	$21,373	$0
$3,767	$0	$2,270	$0	$3,546	$2,787
$0	$42,591	$776,188	$4,504	$0	$67,105
$(3,983)	$(200)	$(8,901)	$338	$(1,348)	$(2,785)

$3,626	$570	$5,000	$337	$3,558	$2,698

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Assets and Liabilities (Cont.)

	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Net Assets:
Institutional Class	$1,239,138	$305,605	$3,013,120	$1,373,484
Class P	43,943	88,793	16,504	61,072
Administrative Class	N/A	N/A	N/A	22,301
Class D	N/A	75,160	14,665	7,154
Class A	N/A	165,071	22	103,855
Class C	N/A	60,990	N/A	17,826

Shares Issued and Outstanding:
Institutional Class	157,987	27,431	271,008	222,558
Class P	5,603	7,970	1,484	9,896
Administrative Class	N/A	N/A	N/A	3,614
Class D	N/A	6,746	1,320	1,159
Class A	N/A	14,816	2	16,828
Class C	N/A	5,474	N/A	2,889

Net Asset Value Per Share Outstanding:
Institutional Class	$7.84	$11.14	$11.12	$6.17
Class P	7.84	11.14	11.12	6.17
Administrative Class	N/A	N/A	N/A	6.17
Class D	N/A	11.14	11.12	6.17
Class A	N/A	11.14	11.12	6.17
Class C	N/A	11.14	N/A	6.17

34	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$1,377,855	$103,851	$2,636,261	$582,953	$1,471,283	$852,648
5,471	7,874	526,791	12,849	481	55,741
16	3,444	N/A	13,263	N/A	23,468
N/A	32,469	117,017	N/A	N/A	N/A
N/A	24,153	93,653	N/A	11,808	N/A
N/A	5,764	26,863	N/A	2,022	N/A

133,921	9,808	235,967	59,827	140,126	92,773
532	744	47,152	1,319	46	6,065
2	325	N/A	1,361	N/A	2,554
N/A	3,066	10,474	N/A	N/A	N/A
N/A	2,281	8,383	N/A	1,125	N/A
N/A	544	2,404	N/A	193	N/A

$10.29	$10.59	$11.17	$9.74	$10.50	$9.19
10.29	10.59	11.17	9.74	10.50	9.19
10.29	10.59	N/A	9.74	N/A	9.19
N/A	10.59	11.17	N/A	N/A	N/A
N/A	10.59	11.17	N/A	10.50	N/A
N/A	10.59	11.17	N/A	10.50	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Investment Income:
Interest, net of foreign taxes*	$22,449	$8,912	$70,879	$27,289
Dividends	0	0	728	0
Dividends from Investments in Affiliates	7	140	36	81
Total Income	22,456	9,052	71,643	27,370

Expenses:
Investment advisory fees	1,580	865	3,654	1,841
Supervisory and administrative fees	1,602	1,144	3,669	2,140
Distribution and/or servicing fees - Administrative Class	0	0	0	24
Distribution and/or servicing fees - Class D	0	96	16	8
Distribution fees - Class C	0	244	0	74
Servicing fees - Class A	0	213	0	130
Servicing fees - Class C	0	81	0	25
Trustee fees	2	2	6	3
Interest expense	1,753	120	5,023	2,106
Miscellaneous expense	0	0	14	0
Total Expenses	4,937	2,765	12,382	6,351

Net Investment Income (Loss)	17,519	6,287	59,261	21,019

Net Realized Gain (Loss):
Investments in securities	10,123	3,089	23,299	1,356
Investments in Affiliates	0	(3)	2	7
Exchange-traded or centrally cleared financial derivative instruments	(3,668)	(355)	3,338	1,277
Over the counter financial derivative instruments	1,590	(285)	2,204	163
Short sales	0	344	(138)	(5)
Foreign currency	15	0	(55)	0

Net Realized Gain (Loss)	8,060	2,790	28,650	2,798

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	55,830	1,601	104,715	50,339
Investments in Affiliates	0	(2)	0	(5)
Exchange-traded or centrally cleared financial derivative instruments	419	25	(9,515)	(950)
Over the counter financial derivative instruments	(156)	62	1,861	1,399
Short sales	0	0	156	116
Foreign currency assets and liabilities	15	0	48	0

Net Change in Unrealized Appreciation (Depreciation)	56,108	1,686	97,265	50,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,687	$10,763	$185,176	$74,716

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$17,389	$3,021	$66,495	$8,275	$17,524	$13,755
200	0	0	200	0	466
334	20	2,776	446	184	63
17,923	3,041	69,271	8,921	17,708	14,284

1,704	231	5,188	759	1,812	1,319
1,435	282	4,073	765	1,820	1,343
0	4	0	16	0	34
0	40	140	0	0	0
0	24	91	0	8	0
0	31	95	0	16	0
0	8	30	0	3	0
3	1	6	1	3	2
168	20	5,524	84	185	532
3	0	0	1	0	2
3,313	641	15,147	1,626	3,847	3,232

14,610	2,400	54,124	7,295	13,861	11,052

5,124	1,669	6,566	7,577	19,754	18,890
(8)	0	(47)	1	1	(3)
8,338	(151)	(1,666)	(57)	5,016	(7,486)
(4,261)	119	(21,729)	258	(7,343)	(9,636)
(80)	51	35	(28)	(72)	(46)
2,025	0	431	1	558	710

11,138	1,688	(16,410)	7,752	17,914	2,429

18,688	768	54,536	1,708	12,290	7,593
42	0	(12)	48	0	3
(5,939)	(200)	1,242	60	(2,446)	7,026
(7,447)	(27)	3,344	(218)	2,014	4,356
0	326	3,556	(1)	0	117
(310)	0	6	0	(57)	81

5,034	867	62,672	1,597	11,801	19,176

$30,782	$4,955	$100,386	$16,644	$43,576	$32,657

$3	$0	$0	$0	$2	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO GNMA Fund		PIMCO Long Duration Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$17,519	$18,861	$6,287	$12,305	$59,261	$125,868
Net realized gain (loss)	8,060	32,517	2,790	(1,653)	28,650	93,381
Net change in unrealized appreciation (depreciation)	56,108	(73,188)	1,686	(7,392)	97,265	(92,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	81,687	(21,810)	10,763	3,260	185,176	126,723

Distributions to Shareholders:
From net investment income
Institutional Class	(16,298)	(17,487)	(4,112)	(9,907)	(54,888)	(121,627)
Class P	(576)	(917)	(1,185)	(2,143)	(224)	(468)
Administrative Class	0	0	0	0	0	0
Class D	0	0	(931)	(2,336)	(217)	(235)
Class A	0	0	(2,068)	(5,260)	(0)	0
Class C	0	0	(545)	(1,553)	0	0
From net realized capital gains
Institutional Class	0	(26,735)	0	0	0	(131,737)
Class P	0	(1,307)	0	0	0	(527)
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	(408)
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0

Total Distributions(a)	(16,874)	(46,446)	(8,841)	(21,199)	(55,329)	(255,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	51,854	773,777	5,830	(157,964)	104,318	(22,955)

Total Increase (Decrease) in Net Assets	116,667	705,521	7,752	(175,903)	234,165	(151,234)

Net Assets:
Beginning of period	1,166,414	460,893	687,867	863,770	2,810,146	2,961,380
End of period*	$1,283,081	$1,166,414	$695,619	$687,867	$3,044,311	$2,810,146

* Including undistributed (overdistributed) net investment income of:	$608	$(37)	$(2,346)	$208	$6,145	$2,213

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Share of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

38	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund		PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund		PIMCO Mortgage Opportunities Fund

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

$21,019	$28,034	$14,610	$37,490	$2,400	$4,479	$54,124	$91,817
2,798	19,900	11,138	(15,485)	1,688	775	(16,410)	(22,994)
50,899	(71,442)	5,034	9,458	867	(1,589)	62,672	51,271

74,716	(23,508)	30,782	31,463	4,955	3,665	100,386	120,094

(18,130)	(20,842)	(11,950)	(29,410)	(1,495)	(3,695)	(37,383)	(95,106)
(702)	(1,864)	(49)	(129)	(102)	(246)	(6,442)	(16,797)
(221)	(640)	(0)	(100)	(42)	(113)	0	0
(70)	(267)	0	0	(364)	(995)	(1,570)	(3,620)
(1,132)	(3,020)	0	0	(281)	(747)	(1,060)	(2,565)
(143)	(497)	0	0	(49)	(207)	(251)	(985)

0	(2,789)	0	0	0	0	0	0
0	(151)	0	0	0	0	0	0
0	(90)	0	0	0	0	0	0
0	(22)	0	0	0	0	0	0
0	(430)	0	0	0	0	0	0
0	(114)	0	0	0	0	0	0

(20,398)	(30,726)	(11,999)	(29,639)	(2,333)	(6,003)	(46,706)	(119,073)

(109,514)	1,078,065	(267)	(116,832)	(21,911)	(17,068)	770,546	487,494

(55,196)	1,023,831	18,516	(115,008)	(19,289)	(19,406)	824,226	488,515

1,640,888	617,057	1,364,826	1,479,834	196,844	216,250	2,576,359	2,087,844
$1,585,692	$1,640,888	$1,383,342	$1,364,826	$177,555	$196,844	$3,400,585	$2,576,359

$16,008	$15,387	$(5,443)	$(8,054)	$165	$98	$10,630	$3,212

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Total Return Fund II		PIMCO Total Return Fund IV		PIMCO Total Return ESG Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$7,295	$19,055	$13,861	$31,792	$11,052	$33,271
Net realized gain (loss)	7,752	265	17,914	(1,439)	2,429	13,179
Net change in unrealized appreciation (depreciation)	1,597	389	11,801	(1,886)	19,176	(20,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,644	19,709	43,576	28,467	32,657	26,038

Distributions to Shareholders:
From net investment income
Institutional Class	(6,360)	(23,961)	(12,735)	(35,412)	(9,395)	(27,801)
Class P	(128)	(341)	(4)	(38)	(447)	(1,309)
Administrative Class	(126)	(389)	0	0	(228)	(1,241)
Class A	0	0	(95)	(312)	0	0
Class C	0	0	(7)	(36)	0	0
From net realized capital gains
Institutional Class	0	(1,754)	0	(5,920)	0	(608)
Class P	0	(26)	0	(2)	0	(30)
Administrative Class	0	(30)	0	0	0	(31)
Class A	0	0	0	(60)	0	0
Class C	0	0	0	(11)	0	0
Tax basis return of capital
Institutional Class	0	(460)	0	0	0	0
Class P	0	(7)	0	0	0	0
Administrative Class	0	(8)	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0

Total Distributions(a)	(6,614)	(26,976)	(12,841)	(41,791)	(10,070)	(31,020)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	7,787	(200,457)	40,188	73,609	(144,332)	(431)

Total Increase (Decrease) in Net Assets	17,817	(207,724)	70,923	60,285	(121,745)	(5,413)

Net Assets:
Beginning of period	591,248	798,972	1,414,671	1,354,386	1,053,602	1,059,015
End of period*	$609,065	$591,248	$1,485,594	$1,414,671	$931,857	$1,053,602

* Including undistributed (overdistributed) net investment income of:	$1,373	$692	$(2,714)	$(3,734)	$(2,402)	$(3,384)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Share of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

40	PIMCO BOND FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Statements of Cash Flows

Six Months Ended 09/30/2017 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase in net assets resulting from operations	$81,687

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(668,002)
Proceeds from sales of long-term securities	575,793
(Purchases) Proceeds from sales of short-term portfolio investments, net	(2,165)
(Increase) decrease in deposits with counterparty	(3,257)
(Increase) decrease in receivable for investments sold	(51,283)
(Increase) decrease in interest and/or dividends receivable	(158)
(Increase) decrease in dividends receivable from Affiliates	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(4,193)
Proceeds from (Payments on) over the counter financial derivative instruments	1,434
Increase (decrease) in payable for investments purchased	60,189
Increase (decrease) in deposits from counterparty	(1,468)
Increase (decrease) in accrued investment advisory fees	21
Increase (decrease) in accrued supervisory and administrative fees	25
Increase (decrease) in accrued distribution fees	0
Increase (decrease) in accrued servicing fees	0
Proceeds from (Payments on) short sales transactions, net	55,611
Proceeds from (Payments on) foreign currency transactions	30
Increase (decrease) in other liabilities	0
Net Realized (Gain) Loss
Investments in securities	(10,123)
Investments in Affiliates	0
Exchange-traded or centrally cleared financial derivative instruments	3,668
Over the counter financial derivative instruments	(1,590)
Short sales	0
Foreign currency	(15)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(55,830)
Investments in Affiliates	0
Exchange-traded or centrally cleared financial derivative instruments	(419)
Over the counter financial derivative instruments	156
Short sales	0
Foreign currency assets and liabilities	(15)
Net amortization (accretion) on investments	(18,221)

Net Cash Provided by (Used for) Operating Activities	(38,125)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	190,617
Payments on shares redeemed	(145,771)
Cash distributions paid*	(204)
Proceeds from reverse repurchase agreements	1,918,145
Payments on reverse repurchase agreements	(1,924,180)
Proceeds from sale-buyback transactions	1,938,364
Payments on sale-buyback transactions	(1,938,811)

Net Cash Received from (Used for) Financing Activities	38,160

Net Increase (Decrease) in Cash and Foreign Currency	35

Cash and Foreign Currency:
Beginning of period	307
End of period	$342

* Reinvestment of distributions	$16,678

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,541

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

42	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage Opportunities Fund

$185,176	$74,716	$100,386

(2,331,938)	(1,070,129)	(16,090,937)
1,984,027	1,252,312	15,435,937
44,281	(17,371)	252,508
(1,570)	(1,437)	(2,200)
(79,800)	(209,882)	98,120
(3,407)	(605)	(4,686)
5	5	(257)
(8,432)	(337)	(907)
2,785	306	(23,479)
13,323	48,111	(512,255)
(4,640)	930	(16,230)
16	(25)	203
17	(26)	165
1	(6)	3
0	(2)	6
57,301	51,501	175,817
(7)	0	437
(6)	0	(3)

(23,299)	(1,356)	(6,566)
(2)	(7)	47
(3,338)	(1,277)	1,666
(2,204)	(163)	21,729
138	5	(35)
55	0	(431)

(104,715)	(50,339)	(54,536)
0	5	12
9,515	950	(1,242)
(1,861)	(1,399)	(3,344)
(156)	(116)	(3,556)
(48)	0	(6)
(3,585)	(482)	24,031

(272,368)	73,882	(609,603)

277,115	169,624	1,056,846
(232,805)	(304,150)	(320,474)
(589)	(303)	(9,679)
6,192,566	3,540,229	1,741,650
(5,974,258)	(3,674,517)	(1,501,108)
1,447,449	4,340,757	17,259,862
(1,437,150)	(4,145,521)	(17,614,644)

272,328	(73,881)	612,453

(40)	1	2,850

1,191	1	283
$1,151	$2	$3,133

$54,865	$20,103	$36,148

$4,097	$2,298	$5,110

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Extended Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.8%

CORPORATE BONDS & NOTES 2.0%

BANKING & FINANCE 1.2%
Dexia Credit Local S.A.
1.875% due 09/15/2021	$1,600	$1,570
2.375% due 09/20/2022	5,200	5,188
UBS AG
2.200% due 06/08/2020	6,200	6,215
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 ~	2,500	2,494

		15,467

INDUSTRIALS 0.4%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	42
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,308
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,100	1,084
3.100% due 04/07/2030	1,100	1,093

		5,527

UTILITIES 0.4%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	3,200	3,251
Petrobras Global Finance BV
7.375% due 01/17/2027	1,050	1,158

		4,409

Total Corporate Bonds & Notes (Cost $25,255)		25,403

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $91)		93

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.000% due 11/15/2030 (c)	400	267
2.750% due 11/01/2031	790	779
3.000% due 07/25/2043	1,653	1,538
3.610% due 07/01/2029	1,600	1,672
3.700% due 09/01/2034	2,095	2,218
3.950% due 12/01/2045	600	646
4.000% due 02/25/2019	5	5
5.000% due 08/25/2033	61	67
5.500% due 04/25/2033 - 08/25/2035	86	98
6.000% due 12/25/2034	216	283
Fannie Mae, TBA
3.000% due 11/01/2047	13,900	13,917
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (c)	21,309	14,838
3.000% due 04/15/2053	1,755	1,611
5.500% due 02/15/2024	63	68
6.000% due 06/15/2035	348	450
Ginnie Mae
5.500% due 10/20/2037	172	213
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~	319	320
Residual Funding Corp. STRIPS (c)
0.000% due 04/15/2030	4,100	2,842
Resolution Funding Corp. STRIPS (c)
0.000% due 04/15/2028 - 04/15/2029	3,191	2,338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.290% due 12/01/2027	$125	$133
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,215

Total U.S. Government Agencies (Cost $43,480)		45,518

U.S. TREASURY OBLIGATIONS 118.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	1,170	1,091
2.750% due 08/15/2047 (f)	17,500	17,111
2.875% due 08/15/2045 (f)	3,340	3,354
2.875% due 11/15/2046 (f)	2,700	2,708
3.000% due 05/15/2047 (f)	3,576	3,678
3.125% due 02/15/2043 (f)	53,430	56,351
3.500% due 02/15/2039 (f)	12,040	13,590
3.625% due 08/15/2043 (f)	22,700	26,034
3.625% due 02/15/2044 (f)	11,550	13,267
3.750% due 11/15/2043 (f)	2,500	2,929
4.750% due 02/15/2041 (f)	17,000	22,832
4.375% due 02/15/2038 (f)	10,500	13,339
4.500% due 05/15/2038 (f)	2,700	3,486
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2023 (f)	7,742	7,844
0.375% due 01/15/2027 (f)	3,344	3,304
0.375% due 07/15/2027 (f)	10,307	10,206
0.750% due 02/15/2045 (f)	793	757
1.375% due 02/15/2044 (f)	1,891	2,086
1.750% due 01/15/2028 (f)	14,045	15,725
2.500% due 01/15/2029 (f)	1,209	1,459
U.S. Treasury STRIPS (c)
0.000% due 11/15/2028	17,500	13,431
0.000% due 05/15/2031	7,750	5,422
0.000% due 05/15/2033	14,200	9,319
0.000% due 08/15/2033	50,000	32,589
0.000% due 05/15/2034	109,600	69,716
0.000% due 08/15/2034	44,900	28,343
0.000% due 11/15/2034	67,400	42,186
0.000% due 08/15/2035	22,500	13,759
0.000% due 02/15/2036	50,100	31,331
0.000% due 05/15/2036	52,000	31,084
0.000% due 11/15/2036	76,900	45,150
0.000% due 05/15/2037	66,150	38,445
0.000% due 02/15/2042 (h)	9,500	4,726
0.000% due 05/15/2042 (h)(j)	9,700	4,781
0.000% due 08/15/2042 (f)	207,500	101,191
0.000% due 11/15/2042	139,200	67,317
0.000% due 02/15/2043	166,700	79,892
0.000% due 05/15/2043	163,010	77,466
0.000% due 08/15/2043	220,500	103,952
0.000% due 08/15/2043	24,500	11,385
0.000% due 11/15/2043 (f)	209,200	97,934
0.000% due 02/15/2044 (f)	165,900	77,033
0.000% due 02/15/2044	20,800	9,540
0.000% due 05/15/2044	88,500	40,863
0.000% due 11/15/2044	118,300	53,751
0.000% due 02/15/2045	160,700	72,262
0.000% due 05/15/2045	89,950	40,171
0.000% due 08/15/2045	63,200	27,980
0.000% due 11/15/2045	53,200	23,384
0.000% due 02/15/2046	21,200	9,242
0.000% due 05/15/2046	21,200	9,162
0.000% due 11/15/2046	46,800	19,927

Total U.S. Treasury Obligations (Cost $1,485,881)		1,513,885

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,362
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	870
5.122% due 08/10/2035 ~	600	640
CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	2,800	2,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Core Industrial Trust
3.494% due 02/10/2037	$1,100	$1,111
Countrywide Home Loan Mortgage Pass-Through Trust
3.391% due 09/25/2047 ^~	328	310
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	1	1
Credit Suisse Mortgage Capital Certificates
1.404% (US0001M + 0.170%) due 11/27/2036 ~	3,355	3,340
DBWF Mortgage Trust
3.791% due 12/10/2036	4,400	4,629
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	1,800	1,821
3.932% due 10/10/2035 ~	800	818
Hilton USA Trust
4.333% due 11/05/2038 ~	1,000	1,025
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~	1,000	980
JPMorgan Chase Commercial Mortgage Securities Corp.
2.064% (LIBOR01M + 0.830%) due 07/15/2034 ~	2,700	2,707
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	2,800	2,836
JPMorgan Mortgage Trust
3.520% due 07/25/2035 ~	123	128
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	600	593
Motel 6 Trust
2.154% due 08/15/2034 ~	4,800	4,816
VNDO Trust
3.805% due 01/10/2035	3,600	3,789
WaMu Mortgage Pass-Through Certificates Trust
1.619% (12MTA + 0.730%) due 01/25/2047 ~	3	3
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	7	7
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059	3,800	3,949
4.393% due 11/15/2043	1,100	1,159

Total Non-Agency Mortgage-Backed Securities (Cost $41,458)		41,690

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
3.296% due 07/25/2036 ~	4	4
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	700	700
2.504% (US0003M + 1.200%) due 01/15/2025 ~	684	687
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	1,300	1,305
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	1,266	1,283
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	189	189
Wells Fargo Home Equity Asset-Backed Securities Trust
1.507% (US0001M + 0.270%) due 07/25/2036 ~	1,600	1,545
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~	686	688

Total Asset-Backed Securities (Cost $6,236)		6,401

SOVEREIGN ISSUES 2.3%
Development Bank of Japan, Inc.
1.625% due 09/01/2021	1,500	1,462
2.125% due 09/01/2022	6,500	6,451

44	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kuwait International Government Bond
2.750% due 03/20/2022		$2,200	$2,228
3.500% due 03/20/2027		3,300	3,399
Peru Government International Bond
8.200% due 08/12/2026	PEN	5,200	1,970
Qatar Government International Bond
4.625% due 06/02/2046		$200	210
Saudi Government International Bond
3.625% due 03/04/2028 (a)		6,000	5,983
4.625% due 10/04/2047 (a)		7,200	7,234

Total Sovereign Issues (Cost $28,678)			28,937

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.1%
			1,764

U.S. TREASURY BILLS 0.1%
1.029% due 01/04/2018 - 01/18/2018 (b)(c)(f)(j)		1,800	1,795

Total Short-Term Instruments (Cost $3,559)			3,559

Total Investments in Securities (Cost $1,634,638)			1,665,486

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	17,791	$176

Total Short-Term Instruments (Cost $176)		176

Total Investments in Affiliates (Cost $176)		176

Total Investments 129.8% (Cost $1,634,814)		$1,665,662

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $9,593)		(160)

Other Assets and Liabilities, net (29.8)%		(382,421)

Net Assets 100.0%		$1,283,081

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$1,764	U.S. Treasury Notes 1.750% due 05/31/2022	$(1,801)	$1,764	$1,764

Total Repurchase Agreements						$(1,801)	$1,764	$1,764

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.230%	08/10/2017	10/10/2017	$(12,883)	$(12,907)
BOS	1.260	07/11/2017	10/11/2017	(23,722)	(23,791)
	1.280	07/26/2017	10/26/2017	(65,867)	(66,026)
	1.300	09/29/2017	10/02/2017	(11,339)	(11,340)
	1.350	09/19/2017	10/03/2017	(17,035)	(17,043)
	1.350	09/22/2017	10/06/2017	(5,257)	(5,259)
	1.360	09/26/2017	10/03/2017	(9,490)	(9,492)
	1.380	09/25/2017	10/02/2017	(642)	(642)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.220%	08/03/2017	10/03/2017	$(15,727)	$(15,759)
	1.220	08/04/2017	10/04/2017	(4,649)	(4,658)
	1.240	08/11/2017	10/11/2017	(44,088)	(44,167)
	1.250	08/29/2017	10/27/2017	(13,598)	(13,613)
	1.300	07/05/2017	10/05/2017	(23,132)	(23,207)
GRE	1.170	09/07/2017	10/12/2017	(3,840)	(3,843)
	1.280	08/18/2017	10/18/2017	(10,261)	(10,278)

Total Reverse Repurchase Agreements					$(262,025)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.200%	09/29/2017	10/02/2017	$(934)	$(934)
	1.280	09/07/2017	10/10/2017	(31,778)	(31,769)
GSC	1.270	08/24/2017	10/05/2017	(2,808)	(2,808)
	1.290	08/25/2017	10/06/2017	(41,129)	(41,123)
NOM	1.350	09/28/2017	10/02/2017	(3,317)	(3,317)
TDM	1.190	10/02/2017	10/04/2017	(1,178)	(1,178)
	1.290	09/08/2017	10/12/2017	(4,869)	(4,867)
UBS	1.220	08/07/2017	11/03/2017	(5,919)	(5,912)

Total Sale-Buyback Transactions					$(91,908)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.3)%
Fannie Mae, TBA	3.500%	10/01/2047	$9,900	$(10,221)	$(10,203)
Fannie Mae, TBA	3.500	11/01/2047	44,000	(45,390)	(45,264)

Total Short Sales (4.3)%				$(55,611)	$(55,467)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOM	$0	$(12,907)	$0	$(12,907)	$12,879	$(28)
BOS	0	(133,593)	0	(133,593)	133,462	(131)
BSN	0	(101,404)	0	(101,404)	100,969	(435)
FICC	1,764	0	0	1,764	(1,801)	(37)
GRE	0	(14,121)	0	(14,121)	13,850	(271)

Master Securities Forward Transaction Agreement
BCY	0	0	(32,703)	(32,703)	32,408	(295)
GSC	0	0	(43,931)	(43,931)	43,970	39
NOM	0	0	(3,317)	(3,317)	3,324	7
TDM	0	0	(6,045)	(6,045)	5,803	(242)
UBS	0	0	(5,912)	(5,912)	5,856	(56)

Total Borrowings and Other Financing Transactions	$1,764	$(262,025)	$(91,908)

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(262,025)	$0	$0	$(262,025)

Total	$0	$(262,025)	$0	$0	$(262,025)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(85,996)	(5,912)	0	(91,908)

Total	$0	$(85,996)	$(5,912)	$0	$(91,908)

Total Borrowings	$0	$(348,021)	$(5,912)	$0	$(353,933)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(353,933)

(f)	Securities with an aggregate market value of $351,661 and cash of $1,677 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(305,429) at a weighted average interest rate of 1.100%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(24) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2018	2,028	$ 498,939	$(344)	$0	$(25)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	221	36,493	(561)	90	0

				$(905)	$90	$(25)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2019	2,028	$ (497,316)	$708	$177	$0
U.S. Treasury 2-Year Note December Futures	12/2017	532	(114,754)	168	66	0
U.S. Treasury 5-Year Note December Futures	12/2017	46	(5,405)	37	8	0
U.S. Treasury 10-Year Note December Futures	12/2017	874	(109,523)	1,159	205	0
U.S. Treasury 30-Year Bond December Futures	12/2017	304	(46,455)	619	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	216	(29,015)	18	37	0

				$2,709	$493	$(10)

Total Futures Contracts				$1,804	$583	$(35)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$ 6,300	$(93)	$(50)	$(143)	$0	$(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	8,100	(128)	(45)	(173)	0	(3)
iTraxx Europe Main 25 5-Year Index	(1.000)	Quarterly	06/20/2021	EUR 14,600	(282)	(142)	(424)	0	(7)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	25,600	(679)	(8)	(687)	0	(16)

					$(1,182)	$(245)	$(1,427)	$0	$(27)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay(4)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD 8,400	$(73)	$7	$(66)	$9	$0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$ 6,800	(48)	23	(25)	4	0
Pay(4)	3-Month USD-LIBOR	2.094	Semi-Annual	09/20/2023	20,900	0	(105)	(105)	0	(37)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/30/2026	5,000	412	(126)	286	10	0
Receive	3-Month USD-LIBOR	1.515	Semi-Annual	06/30/2026	8,800	713	(220)	493	17	0
Receive	3-Month USD-LIBOR	1.555	Semi-Annual	06/30/2026	8,800	684	(220)	464	17	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	14,220	913	(370)	543	27	0
Pay	3-Month USD-LIBOR	2.222	Semi-Annual	05/24/2027	4,500	(32)	30	(2)	0	(8)
Receive	3-Month USD-LIBOR	2.288	Semi-Annual	06/01/2027	1,600	38	(47)	(9)	3	0
Receive	3-Month USD-LIBOR	2.338	Semi-Annual	06/12/2027	9,300	(56)	(32)	(88)	17	0
Receive	3-Month USD-LIBOR	2.635	Semi-Annual	06/19/2027	17,600	(242)	(398)	(640)	34	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	34,900	3,335	(979)	2,356	65	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	11,800	716	(623)	93	0	(20)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	21,000	4,189	(523)	3,666	0	(41)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	4,900	0	197	197	0	(9)
Receive(4)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048	6,600	0	94	94	0	(12)
Pay(4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP 97,200	153	(38)	115	13	0
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020	97,200	79	31	110	0	(12)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	1,900	(126)	67	(59)	0	(15)
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN 165,700	(2)	(6)	(8)	0	(3)
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018	148,800	0	(7)	(7)	0	(2)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	6,500	0	5	5	0	(1)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036	39,400	0	219	219	0	(11)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036	13,000	1	74	75	0	(3)

						$10,654	$(2,947)	$7,707	$216	$(174)

Total Swap Agreements						$9,472	$(3,192)	$6,280	$216	$(201)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$583	$216	$799	$0	$(35)	$(201)	$(236)

(h)	Securities with an aggregate market value of $5,296 and cash of $5,503 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	EUR	5,523		$6,580	$53	$0
	10/2017		$12,893	EUR	10,998	106	0
	11/2017	EUR	10,998		$12,914	0	(105)
BPS	11/2017	GBP	156		211	2	0
CBK	11/2017	CAD	7,899		6,492	159	0
GLM	12/2017		$118	MXN	2,123	0	(3)
HUS	11/2017		12,996	GBP	9,619	0	(90)
	12/2017	MXN	5,104		$279	2	0
JPM	10/2017	EUR	5,475		6,524	53	0
	11/2017		$6,500	JPY	715,800	0	(126)
SCX	12/2017	TWD	198,571		$6,592	37	0

Total Forward Foreign Currency Contracts						$412	$(324)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	12/27/2017	$	14,200	$49	$79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019		1,700	147	108
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020		5,800	249	104
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.560	10/12/2017		22,300	101	1
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		241,000	187	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	03/14/2018		30,800	704	35
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		229,500	155	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		1,900	171	135
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		14,600	912	1,374
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		16,000	1,632	1,175
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,700	337	262
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		85,800	49	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		8,900	490	627

								$5,183	$3,938

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$111,900	$50	$50

Total Purchased Options						$5,233	$3,988

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(30)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$	7,900	$(144)	$(92)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/27/2017		14,200	(52)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020		14,200	(244)	(83)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460%	04/25/2018	$	241,000	$(187)	$(32)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		9,500	(171)	(148)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019		73,000	(913)	(1,473)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		98,500	(1,969)	(1,534)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019		44,500	(489)	(709)

								$(4,169)	$(4,099)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$111,900	$(50)	$(51)
MYC	Call - OTC 1-Year Interest Rate Floor	0.451	3-Month USD-LIBOR	09/21/2018	492,600	(530)	(564)

						$(580)	$(615)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.367	10/05/2017	$	53,300	$(140)	$(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.367	10/05/2017		53,300	(127)	(20)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	102.703	11/06/2017		16,200	(35)	(48)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.703	11/06/2017		16,200	(31)	(15)

						$(333)	$(85)

Total Written Options						$(5,112)	$(4,799)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$159	$291	$0	$450	$(105)	$(203)	$0	$(308)	$142	$0	$142
BPS	2	1	0	3	0	0	0	0	3	0	3
CBK	159	73	0	232	0	(32)	0	(32)	200	0	200
DUB	0	185	0	185	0	(199)	0	(199)	(14)	0	(14)
FAR	0	0	0	0	0	(22)	0	(22)	(22)	43	21
GLM	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
HUS	2	0	0	2	(90)	0	0	(90)	(88)	0	(88)
JPM	53	0	0	53	(126)	(63)	0	(189)	(136)	0	(136)
MYC	0	2,811	0	2,811	0	(3,571)	0	(3,571)	(760)	312	(448)
RYL	0	627	0	627	0	(709)	0	(709)	(82)	(60)	(142)
SCX	37	0	0	37	0	0	0	0	37	0	37

Total Over the Counter	$412	$3,988	$0	$4,400	$(324)	$(4,799)	$0	$(5,123)

(j)	Securities with an aggregate market value of $671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$583	$583
Swap Agreements	0	0	0	0	216	216

	$0	$0	$0	$0	$799	$799

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$412	$0	$412
Purchased Options	0	0	0	0	3,988	3,988

	$0	$0	$0	$412	$3,988	$4,400

	$0	$0	$0	$412	$4,787	$5,199

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$35	$35
Swap Agreements	0	27	0	0	174	201

	$0	$27	$0	$0	$209	$236

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$324	$0	$324
Written Options	0	0	0	0	4,799	4,799

	$0	$0	$0	$324	$4,799	$5,123

	$0	$27	$0	$324	$5,008	$5,359

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(42)	$(42)
Written Options	0	0	0	0	73	73
Futures	0	0	0	0	(2,269)	(2,269)
Swap Agreements	0	(535)	0	0	(895)	(1,430)

	$0	$(535)	$0	$0	$(3,133)	$(3,668)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$935	$0	$935
Purchased Options	0	0	0	0	(592)	(592)
Written Options	0	0	0	0	1,247	1,247

	$0	$0	$0	$935	$655	$1,590

	$0	$(535)	$0	$935	$(2,478)	$(2,078)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$32	$32
Futures	0	0	0	0	2,039	2,039
Swap Agreements	0	(215)	0	0	(1,437)	(1,652)

	$0	$(215)	$0	$0	$634	$419

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(668)	$0	$(668)
Purchased Options	0	0	0	0	(2,045)	(2,045)
Written Options	0	0	0	0	2,557	2,557

	$0	$0	$0	$(668)	$512	$(156)

	$0	$(215)	$0	$(668)	$1,146	$263

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,467	$0	$15,467
Industrials	0	5,527	0	5,527
Utilities	0	4,409	0	4,409
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	45,518	0	45,518
U.S. Treasury Obligations	0	1,513,885	0	1,513,885
Non-Agency Mortgage-Backed Securities	0	41,690	0	41,690
Asset-Backed Securities	0	5,701	700	6,401
Sovereign Issues	0	28,937	0	28,937
Short-Term Instruments
Repurchase Agreements	0	1,764	0	1,764
U.S. Treasury Bills	0	1,795	0	1,795

	$0	$1,664,786	$700	$1,665,486

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176	$0	$0	$176

Total Investments	$176	$1,664,786	$700	$1,665,662

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(55,467)	$0	$(55,467)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	583	216	0	799
Over the counter	50	4,350	0	4,400

	$633	$4,566	$0	$5,199

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(201)	0	(236)
Over the counter	(51)	(5,072)	0	(5,123)

	$(86)	$(5,273)	$0	$(5,359)

Total Financial Derivative Instruments	$547	$(707)	$0	$(160)

Totals	$723	$1,608,612	$700	$1,610,035

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

52	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO GNMA Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.3%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
2.189% (US0003M + 0.860%) due 07/03/2033 ~	$500	$433

Total Corporate Bonds & Notes (Cost $374)		433

U.S. GOVERNMENT AGENCIES 156.0%
Fannie Mae
1.361% due 10/25/2046 ~(a)	329	16
1.435% due 07/25/2044 ~(a)	1,132	53
1.454% due 09/25/2045 ~(a)	1,002	56
1.497% due 10/25/2045 ~(a)	1,510	87
1.507% due 04/25/2046 (a)	905	42
1.535% due 07/25/2052 ~(a)	1,094	58
1.545% due 04/25/2055 ~(a)	1,778	85
1.546% due 07/25/2045 ~(a)	4,759	293
1.654% due 07/25/2044 ~(a)	1,409	64
1.734% due 08/25/2054 ~(a)	1,583	95
1.766% due 03/25/2045 ~(a)	1,109	74
1.775% due 01/25/2045 ~(a)	1,287	72
1.840% due 08/25/2044 ~(a)	1,170	68
1.859% due 08/25/2055 ~(a)	1,096	64
2.000% due 07/01/2028 - 09/01/2028	2,380	2,365
2.356% due 01/25/2022 ~(a)	5,380	304
2.600% due 09/01/2024	6,700	6,712
2.636% (LIBOR01M + 3.667%) due 10/25/2042 ~	678	554
2.696% (US0012M + 1.790%) due 02/01/2042 ~	1,246	1,295
2.873% (H15T1Y + 2.048%) due 09/01/2041 ~	1,402	1,474
2.999% (H15T1Y + 2.278%) due 05/01/2035 ~	408	432
3.000% due 04/01/2031 - 12/01/2046	10,133	10,163
3.000% due 09/25/2039 - 05/25/2046 (a)	11,192	1,326
3.096% (H15T1Y + 2.224%) due 10/01/2037 ~	6,707	7,082
3.122% (H15T1Y + 2.239%) due 01/01/2036 ~	1,092	1,155
3.422% (US0012M + 1.732%) due 05/01/2038 ~	3,935	4,161
3.440% due 02/01/2032	3,000	3,104
3.500% due 09/01/2039 - 03/01/2046	4,831	5,008
3.500% due 08/25/2043 - 04/25/2046 (a)	2,298	303
4.000% due 05/01/2019 - 07/01/2046	29,448	31,237
4.000% due 06/25/2044 (a)	369	54
4.500% due 02/01/2019 - 01/01/2042	9,037	9,637
4.500% due 06/25/2024 (a)	263	10
4.913% (LIBOR01M + 6.150%) due 08/25/2042 ~(a)	1,645	273
4.963% (LIBOR01M + 6.200%) due 11/25/2044 ~(a)	7,378	1,432
5.000% due 02/01/2025 - 11/01/2043	853	927
5.413% (LIBOR01M + 6.650%) due 08/25/2018 ~(a)	22,777	609
5.500% due 02/01/2027 - 11/01/2039	503	554
5.800% due 02/01/2035	26	26
6.000% due 03/01/2028 - 10/01/2048	3,830	4,342
6.446% (LIBOR01M + 9.333%) due 10/25/2045 ~	780	788
6.500% due 09/01/2036 - 09/01/2037	302	334
6.500% due 04/25/2038 (a)	171	48

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fannie Mae, TBA
3.500% due 10/01/2032 - 12/01/2047	$51,000	$52,711
4.000% due 11/01/2047	15,500	16,291
4.500% due 10/01/2047 - 11/01/2047	1,000	1,073
Freddie Mac
0.000% due 05/15/2033 (b)(e)	456	417
1.130% due 01/25/2020 ~(a)	34,615	650
1.142% due 11/25/2022 ~(a)	7,524	322
1.324% due 10/15/2037 ~(a)	358	18
1.362% due 04/25/2021 ~(a)	22,754	818
1.452% due 11/25/2019 ~(a)	12,093	251
1.468% due 10/15/2037 ~(a)	4,504	283
1.525% due 11/15/2036 ~(a)	953	67
1.543% due 03/15/2037 ~(a)	373	22
1.545% due 10/15/2037 ~(a)	140	7
1.562% (LIBOR01M + 0.330%) due 11/25/2021 ~	1,274	1,275
1.582% (LIBOR01M + 0.350%) due 09/25/2021 ~	881	882
1.607% due 11/15/2038 ~(a)	1,130	61
1.609% due 06/15/2038 ~(a)	582	38
1.686% due 08/15/2041 ~(a)	346	18
1.780% due 07/25/2019	534	534
1.831% due 10/15/2041 ~(a)	803	47
1.901% due 02/15/2038 ~(a)	772	43
1.928% due 02/15/2038 ~(a)	676	44
2.026% due 08/15/2036 ~(a)	682	41
2.500% due 01/01/2028 - 06/01/2043	7,076	6,872
2.500% due 01/15/2040 (a)	3,791	358
3.000% due 02/15/2033 - 12/15/2042 (a)	4,455	437
3.000% due 07/01/2043 - 03/01/2047	7,457	7,488
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~	1,549	1,634
3.197% (H15T1Y + 2.250%) due 09/01/2034 ~	2,146	2,266
3.325% (H15T1Y + 2.450%) due 05/01/2031 ~	7	7
3.381% (US0012M + 1.763%) due 11/01/2036 ~	628	659
3.397% (US0012M + 1.869%) due 11/01/2041 ~	5,057	5,305
3.449% (US0012M + 1.781%) due 10/01/2039 ~	4,142	4,377
3.500% due 01/15/2043 (a)	1,162	235
3.500% due 08/15/2045 +(a)	2,256	414
4.000% due 02/01/2019 - 08/01/2042	5,683	6,032
4.000% due 11/15/2042 (a)	2,283	394
4.500% due 02/01/2019 - 08/01/2040	608	635
4.500% due 11/15/2019 - 12/15/2024 (a)	1,987	69
5.000% due 07/01/2033 - 03/01/2041	553	587
5.139% due 05/15/2037 ~(a)	258	15
5.500% due 09/01/2034 - 03/01/2041	467	505
6.000% due 08/01/2023	15	16
7.500% due 08/15/2029 (a)	5	1
8.708% (LIBOR01M + 12.000%) due 10/15/2035 ~	399	454
8.967% (LIBOR01M + 12.267%) due 05/15/2035 ~	596	688
11.051% (LIBOR01M + 16.000%) due 05/15/2041 ~	3,527	4,408
Freddie Mac, TBA
2.500% due 10/01/2032	8,000	8,056
3.000% due 10/01/2032	5,000	5,138
3.500% due 11/01/2047	3,000	3,088
4.000% due 10/01/2047	2,000	2,105
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(e)	860	690
0.000% due 10/16/2042 ~(a)	1,165	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.047% due 01/16/2044 ~(a)	$5,737	$3
0.125% due 01/16/2052 ~(a)	9,063	99
0.438% due 11/16/2051 ~(a)	9,241	44
0.590% due 12/20/2045 ~(a)	880	24
0.605% due 04/16/2042 ~(a)	2,379	121
0.623% due 09/20/2045 ~(a)	2,328	70
0.665% due 08/20/2045 ~(a)	773	26
0.702% due 08/16/2052 ~(a)	25,594	606
0.751% due 06/20/2043 ~(a)	1,387	43
0.755% due 11/20/2045 ~(a)	1,188	36
0.757% due 11/16/2044 ~(a)	1,404	180
0.913% due 11/16/2043 ~(a)	18,881	657
1.043% due 06/20/2042 ~(a)	1,780	50
1.093% due 06/20/2042 ~(a)	1,637	47
1.434% (LIBOR01M + 0.200%) due 01/16/2031 ~	182	183
1.484% (LIBOR01M + 0.250%) due 08/16/2032 ~	6	6
1.500% due 03/20/2039	9,016	9,016
1.534% (LIBOR01M + 0.300%) due 12/16/2026 - 08/16/2031 ~	108	108
1.601% (US0001M + 0.370%) due 10/20/2066 ~	2,880	2,882
1.731% (US0001M + 0.500%) due 01/20/2062 - 03/20/2065 ~	1,730	1,733
1.734% (LIBOR01M + 0.500%) due 05/16/2027 ~	16	16
1.784% (LIBOR01M + 0.550%) due 04/16/2032 ~	54	54
1.811% (US0001M + 0.580%) due 09/20/2062 ~	1,198	1,201
1.911% (US0001M + 0.680%) due 08/20/2061 - 11/20/2065 ~	9,154	9,176
1.916% (US0001M + 0.680%) due 02/20/2060 ~	14,328	14,397
1.931% (US0001M + 0.700%) due 12/20/2061 - 10/20/2065 ~	15,274	15,338
1.951% (US0001M + 0.720%) due 09/20/2063 ~	3,957	3,982
1.981% (US0001M + 0.750%) due 10/20/2061 - 09/20/2065 ~	8,043	8,098
2.031% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~	9,353	9,429
2.131% (H15T1Y) due 03/20/2058 ~	4,429	4,498
2.227% (H15T1Y) due 05/20/2061 ~	4,898	4,980
2.342% (LIBOR01M) due 05/20/2061 ~	2,519	2,566
2.375% (H15T1Y + 1.500%) due 02/20/2030 - 01/20/2034 ~	528	548
2.500% due 09/20/2027 (a)	4,985	386
2.500% due 06/15/2043 - 08/15/2043	779	763
2.531% (US0001M + 1.300%) due 09/20/2063 ~	2,448	2,510
2.625% (H15T1Y + 1.500%) due 06/20/2038 ~	165	172
2.944% (LIBOR01M) due 04/20/2061 ~	5,107	5,341
3.000% due 11/20/2026 - 09/20/2047	61,016	61,891
3.000% due 01/20/2029 - 02/20/2043 (a)	9,978	1,143
3.150% due 11/15/2042 - 12/20/2042	776	791
3.500% due 09/15/2040 - 06/20/2047	47,112	49,243
3.500% due 01/20/2041 - 09/20/2046 (a)	5,674	855
3.500% due 10/20/2047 (c)	8,500	8,835
3.750% due 06/20/2045 - 12/20/2045	4,665	4,892
4.000% due 04/15/2025 - 06/20/2047	37,844	39,907
4.000% due 10/20/2043 - 05/20/2044 (a)	1,193	183
4.050% due 04/15/2040 - 12/15/2040	3,313	3,503
4.455% due 01/20/2031 ~	11,055	11,656
4.500% due 04/15/2030 - 09/20/2047	67,537	72,187
4.875% due 08/15/2039 - 10/15/2040	522	566
5.000% due 12/20/2032 - 08/20/2044	17,625	19,138

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO GNMA Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 08/20/2039	$458	$496
5.500% due 04/15/2025 - 08/20/2047	16,966	18,640
6.000% due 02/15/2029 - 02/20/2047	13,832	15,464
6.446% (LIBOR01M + 9.333%) due 09/20/2045 ~	519	548
6.500% due 12/15/2023 - 10/20/2038	503	556
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	166	195
8.000% due 09/15/2030	2	2
Ginnie Mae, TBA
2.500% due 10/01/2047	2,000	1,960
3.000% due 10/01/2047 - 11/01/2047	121,200	122,806
3.500% due 10/01/2047 - 11/01/2047	183,000	190,203
4.000% due 10/01/2047	95,300	100,361
4.500% due 10/01/2047	15,500	16,541
5.000% due 10/01/2047	7,000	7,619

Total U.S. Government Agencies (Cost $1,096,758)		1,085,253

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Notes
1.625% due 06/30/2020 (h)(j)	5,445	5,449
2.250% due 11/15/2025	4,700	4,699
2.250% due 02/15/2027	10,425	10,359
2.375% due 05/15/2027	1,100	1,105

Total U.S. Treasury Obligations (Cost $21,803)		21,612

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Bear Stearns Adjustable Rate Mortgage Trust
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	1,618	1,647
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	2,467	2,194
Credit Suisse Commercial Mortgage Trust
4.791% due 05/27/2053 ~	1,719	1,770
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	13	13
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 +	3,364	3,404
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 +~	5,039	5,043
Merrill Lynch Mortgage Investors Trust
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~	327	331
Mortgage Equity Conversion Asset Trust
1.690% (H15T1Y + 0.470%) due 02/25/2042 +~	9,235	7,665
1.817% (T1Y + 0.500%) due 05/25/2042 +~	24,326	22,405
Structured Asset Mortgage Investments Trust
1.897% (US0001M + 0.660%) due 09/19/2032 ~	30	30
UBS-Barclays Commercial Mortgage Trust
1.382% due 04/10/2046 ~(a)	27,355	1,379

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Commercial Mortgage Trust
1.958% due 10/15/2045 ~(a)	$10,425	$763

Total Non-Agency Mortgage-Backed Securities (Cost $44,234)		46,644

ASSET-BACKED SECURITIES 6.0%
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	18	17
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~	3,800	3,814
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	1,000	1,006
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~	2,000	2,008
Centex Home Equity Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2032 ~	12	12
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	1,900	1,904
2.517% (US0003M + 1.200%) due 05/24/2026 ~	2,400	2,415
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~	24	23
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	1,900	1,906
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(c)	2,200	2,200
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~	1,700	1,709
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	1,800	1,804
2.464% (US0003M + 1.160%) due 01/17/2026 ~	7,000	7,043
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	2,700	2,711
Home Equity Asset Trust
1.837% (US0001M + 0.600%) due 11/25/2032 ~	3	2
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	2,100	2,106
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~	309	310
2.416% (US0003M + 1.110%) due 01/19/2025 ~	1,500	1,505
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	2,200	2,211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	$2,000	$2,011
Palmer Square CLO Ltd.
2.285% (US0003M + 0.970%) due 05/15/2025 ~	1,777	1,781
Shackleton CLO Ltd.
2.424% (US0003M + 1.120%) due 01/13/2025 ~	1,000	1,002
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	700	702
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~	300	301
VOLT LLC
3.375% due 04/25/2047	825	831

Total Asset-Backed Securities (Cost $41,167)		41,334

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (f) 0.3%
		2,117

U.S. TREASURY BILLS 0.1%
1.029% due 11/09/2017 - 01/04/2018 (d)(e)(j)	974	972

Total Short-Term Instruments (Cost $3,089)		3,089

Total Investments in Securities (Cost $1,207,425)		1,198,365

	SHARES
INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	3,315,560	32,774

Total Short-Term Instruments (Cost $32,776)		32,774

Total Investments in Affiliates (Cost $32,776)		32,774

Total Investments 177.0% (Cost $1,240,201)		$1,231,139

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $57)		(428)

Other Assets and Liabilities, net (76.9)%		(535,092)

Net Assets 100.0%		$695,619

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,117	Federal Home Loan Bank 1.375% due 09/28/2020	$(2,164)	$2,117	$2,117

Total Repurchase Agreements						$(2,164)	$2,117	$2,117

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (18.2)%
Fannie Mae, TBA	2.500%	10/01/2032	$ 14,500	$(14,694)	$(14,597)
Fannie Mae, TBA	3.000	10/01/2032	2,300	(2,374)	(2,363)
Fannie Mae, TBA	3.000	10/01/2047	36,700	(37,063)	(36,803)
Fannie Mae, TBA	3.000	11/01/2047	8,000	(8,039)	(8,010)
Fannie Mae, TBA	3.500	10/01/2047	10,000	(10,325)	(10,306)
Fannie Mae, TBA	4.000	10/01/2032	1,000	(1,034)	(1,033)
Fannie Mae, TBA	4.000	12/01/2047	32,100	(33,710)	(33,688)
Fannie Mae, TBA	4.500	10/01/2047	9,000	(9,678)	(9,659)
Fannie Mae, TBA	5.500	10/01/2047	2,000	(2,211)	(2,213)
Freddie Mac, TBA	3.000	10/01/2047	2,000	(2,020)	(2,006)
Ginnie Mae, TBA	3.500	10/01/2047	5,800	(6,052)	(6,033)

Total Short Sales (18.2)%				$(127,200)	$(126,711)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,117	$0	$0	$2,117	$(2,164)	$(47)

Total Borrowings and Other Financing Transactions	$2,117	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(21,097) at a weighted average interest rate of 1.019%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	07/12/2023	$5,100	$8	$6	$14	$9	$0
Receive	3-Month USD-LIBOR	2.400	Semi-Annual	06/30/2025	15,700	(71)	(248)	(319)	31	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	3,400	195	34	229	6	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	8,000	84	103	187	15	0
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	1,900	0	47	47	3	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO GNMA Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$700	$(11)	$2	$(9)	$1	$0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	6,700	(266)	21	(245)	0	(11)

						$(61)	$(35)	$(96)	$65	$(11)

Total Swap Agreements						$(61)	$(35)	$(96)	$65	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$65	$65	$0	$0	$(11)	$(11)

(h)	Securities with an aggregate market value of $977 and cash of $1,049 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	08/02/2018	$	129,500	$36	$49
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018		15,000	141	49
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018		3,900	38	35
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018		236,000	236	2
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		171,300	98	0

								$549	$135

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	$100.254	10/05/2017	$ 9,000	$19	$17
JPM	Put - OTC Ginnie Mae, TBA 3.500% due 10/01/2047	75.000	10/05/2017	60,000	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 10/01/2047	76.000	10/05/2017	79,000	3	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	99.641	10/05/2017	10,000	3	3

					$27	$20

Total Purchased Options					$576	$155

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	$99.453	12/06/2017	$	5,500	$(20)	$(25)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.453	12/06/2017		5,500	(20)	(9)
FAR	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.969	10/05/2017		3,000	(5)	0
GSC	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.098	11/06/2017		4,500	(17)	(22)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	102.625	11/06/2017		1,000	(2)	(3)
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2047	105.078	10/05/2017		8,000	(11)	(3)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	100.703	10/05/2017		3,500	(8)	(17)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	100.711	10/05/2017		2,000	(4)	(10)

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$99.102	11/06/2017	$	4,000	$(6)	$(6)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.328	11/06/2017		5,000	(25)	(19)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.133	12/06/2017		2,500	(7)	(6)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.297	10/05/2017		2,500	(6)	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.047	10/05/2017		1,500	(2)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	102.953	12/06/2017		2,500	(11)	(10)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	103.016	12/06/2017		2,500	(11)	(9)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	103.184	12/06/2017		6,000	(16)	(18)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	99.641	10/05/2017		10,000	(39)	(2)
	Call - OTC Fannie Mae, TBA 3.000% due 10/01/2047	101.695	10/05/2017		35,000	(68)	0
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	99.484	11/06/2017		10,000	(18)	(25)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.563	11/06/2017		4,000	(11)	(12)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.797	11/06/2017		4,500	(13)	(10)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	101.484	11/06/2017		2,500	(4)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	99.344	12/06/2017		6,000	(19)	(25)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	100.320	12/06/2017		12,500	(77)	(62)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.313	12/06/2017		2,500	(7)	(5)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.344	12/06/2017		6,000	(18)	(12)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	102.156	11/06/2017		1,500	(2)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	102.969	12/06/2017		2,500	(11)	(10)

						$(458)	$(326)

Total Written Options						$(458)	$(326)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775%	Maturity	12/08/2017	17,500	$0	$(16)	$0	$(16)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/05/2018	30,000	0	(18)	0	(18)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/12/2018	15,000	0	(9)	0	(9)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Maturity	02/12/2018	25,000	0	16	16	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Maturity	03/15/2018	55,000	0	(19)	0	(19)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.739	Maturity	03/19/2018	140,000	0	(53)	0	(53)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Maturity	03/27/2018	25,000	0	(3)	0	(3)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Maturity	03/28/2018	15,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	Maturity	12/08/2017	17,500	0	(15)	0	(15)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.746	Maturity	12/27/2017	69,000	0	(39)	0	(39)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.751	Maturity	01/12/2018	17,000	0	(10)	0	(10)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Maturity	01/22/2018	20,000	0	(11)	0	(11)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	01/26/2018	15,000	0	(7)	0	(7)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Maturity	02/12/2018	151,000	0	(87)	0	(87)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	03/08/2018	25,000	0	(10)	0	(10)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Maturity	03/08/2018	40,000	0	(23)	0	(23)

							$0	$(304)	$16	$ (320)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO GNMA Fund (Cont.)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$5,418	$0	$(3)	$0	$(3)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,284	0	(2)	0	(2)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,604	0	(2)	0	(2)

								$0	$(7)	$0	$(7)

Total Swap Agreements								$0	$(311)	$16	$(327)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
CBK	$0	$98	$0	$98	$0	$0	$0	$0	$98	$(120)	$(22)
DUB	0	0	0	0	0	(34)	(5)	(39)	(39)	0	(39)
GLM	0	35	0	35	0	0	0	0	35	0	35
GSC	0	17	0	17	0	(28)	0	(28)	(11)	0	(11)
JPM	0	0	0	0	0	(97)	0	(97)	(97)	268	171
JPS	0	0	16	16	0	0	(118)	(118)	(102)	0	(102)
MYC	0	2	0	2	0	0	0	0	2	(181)	(179)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SAL	0	3	0	3	0	(167)	(204)	(371)	(368)	304	(64)

Total Over the Counter	$0	$155	$16	$171	$0	$(326)	$(327)	$(653)

(j)	Securities with an aggregate market value of $572 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$65	$65

Over the counter
Purchased Options	$0	$0	$0	$0	$155	$155
Swap Agreements	0	0	0	0	16	16

	$0	$0	$0	$0	$171	$171

	$0	$0	$0	$0	$236	$236

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$11	$11

Over the counter
Written Options	$0	$0	$0	$0	$326	$326
Swap Agreements	0	0	0	0	327	327

	$0	$0	$0	$0	$653	$653

	$0	$0	$0	$0	$664	$664

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(355)	$(355)

Over the counter
Purchased Options	$0	$0	$0	$0	$(972)	$(972)
Written Options	0	0	0	0	716	716
Swap Agreements	0	4	0	0	(33)	(29)

	$0	$4	$0	$0	$(289)	$(285)

	$0	$4	$0	$0	$(644)	$(640)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$25	$25

Over the counter
Purchased Options	$0	$0	$0	$0	$130	$130
Written Options	0	0	0	0	251	251
Swap Agreements	0	0	0	0	(319)	(319)

	$0	$0	$0	$0	$62	$62

	$0	$0	$0	$0	$87	$87

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$433	$0	$433
U.S. Government Agencies	0	1,085,253	0	1,085,253
U.S. Treasury Obligations	0	21,612	0	21,612
Non-Agency Mortgage-Backed Securities	0	8,127	38,517	46,644
Asset-Backed Securities	0	39,134	2,200	41,334
Short-Term Instruments
Repurchase Agreements	0	2,117	0	2,117
U.S. Treasury Bills	0	972	0	972

	$0	$1,157,648	$40,717	$1,198,365

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,774	$0	$0	$32,774

Total Investments	$32,774	$1,157,648	$40,717	$1,231,139

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(126,711)	$0	$(126,711)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	65	0	65
Over the counter	$0	$171	$0	$171

	$0	$236	$0	$236

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	(11)	0	(11)
Over the counter	$0	$(653)	$0	$(653)

	$0	$(664)	$0	$(664)

Total Financial Derivative Instruments	$0	$(428)	$0	$(428)

Totals	$32,774	$1,030,509	$40,717	$1,104,000

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO GNMA Fund (Cont.)

September 30, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$39,115	$0	$(2,057)	$73	$272	1,114	$0	$0	$38,517	$1,160
Asset-Backed Securities	700	2,200	(700)	0	0	0	0	0	2,200	0

Totals	$39,815	$2,200	$(2,757)	$73	$272	$1,114	$0	$0	$40,717	$1,160

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$30,852	Proxy Pricing	Base Price	92.125-101.497
	7,665	Third Party Vendor	Broker Quote	83.000
Asset-Backed Securities	2,200	Proxy Pricing	Base Price	100.000

Total	$40,717

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

60	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Total Return Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		$3,800	$3,734
Refresco Group BV
TBD% due 09/26/2024	EUR	1,200	1,434
Rise Ltd.
4.750% due 01/31/2021 +~(g)		$4,683	4,769

Total Loan Participations and Assignments (Cost $9,781)			9,937

CORPORATE BONDS & NOTES 64.2%

BANKING & FINANCE 20.9%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		735	981
Alleghany Corp.
4.900% due 09/15/2044		2,500	2,640
American Express Credit Corp.
3.300% due 05/03/2027		10,600	10,709
American Tower Corp.
4.000% due 06/01/2025		13,400	13,873
Ameriprise Financial, Inc.
2.875% due 09/15/2026		10,500	10,254
Asian Development Bank
5.820% due 06/16/2028		500	627
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		3,286	3,269
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	12,002
Bank of America Corp.
2.881% (US0003M + 1.021%) due 04/24/2023 ~		11,800	11,860
3.093% due 10/01/2025 ~		5,000	5,002
3.705% (US0003M + 1.512%) due 04/24/2028 ~		11,500	11,753
4.244% (US0003M + 1.814%) due 04/24/2038 ~		9,800	10,382
Bank of New York Mellon Corp.
2.661% (US0003M + 0.634%) due 05/16/2023 ~		4,700	4,721
Bank One Corp.
7.625% due 10/15/2026		95	123
8.000% due 04/29/2027		100	133
Banque Federative du Credit Mutuel S.A.
2.037% (US0003M + 0.730%) due 07/20/2022 ~		6,800	6,811
Barclays Bank PLC
10.179% due 06/12/2021		9,060	11,227
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		22,400	25,082
BGC Partners, Inc.
5.125% due 05/27/2021		2,000	2,107
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027 (a)		2,100	2,074
6.250% due 08/15/2042		2,000	2,577
BPCE S.A.
3.000% due 05/22/2022		4,100	4,128
Brighthouse Financial, Inc.
3.700% due 06/22/2027		100	98
4.700% due 06/22/2047		2,800	2,744
Brighthouse Holdings LLC
6.500% due 07/27/2037 (f)		1,100	1,174
Brookfield Finance LLC
4.000% due 04/01/2024		100	104
Brookfield Finance, Inc.
4.700% due 09/20/2047		1,900	1,920
CBL & Associates LP
5.950% due 12/15/2026		2,100	2,130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
8.125% due 07/15/2039	$5,571	$8,835
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,716
Cooperatieve Rabobank UA
11.000% (US0003M + 10.868%) due 06/30/2019 ~(f)	8,200	9,297
Credit Agricole S.A.
8.375% (US0003M + 6.982%) due 10/13/2019 ~(f)	10,000	11,125
Credit Suisse AG
6.500% due 08/08/2023	13,000	14,723
Credit Suisse Group AG
2.997% due 12/14/2023 ~	900	898
Deutsche Bank AG
2.700% due 07/13/2020	5,800	5,826
Dexia Credit Local S.A.
1.875% due 09/15/2021	11,900	11,676
2.375% due 09/20/2022	10,100	10,076
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	768
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,653
FMR LLC
4.950% due 02/01/2033	3,000	3,352
5.150% due 02/01/2043	11,300	12,996
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	39,510	43,148
Goldman Sachs Group, Inc.
2.905% (US0003M + 0.990%) due 07/24/2023 ~	8,300	8,313
3.500% due 01/23/2025	800	812
6.125% due 02/15/2033	350	441
6.750% due 10/01/2037	4,035	5,331
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	7,700	7,688
4.500% due 10/15/2037	2,400	2,437
Guardian Life Global Funding
2.500% due 05/08/2022	9,300	9,245
Hartford Financial Services Group, Inc.
6.625% due 03/30/2040	500	682
HSBC Holdings PLC
3.600% due 05/25/2023	7,500	7,808
Hudson Pacific Properties LP
3.950% due 11/01/2027 (a)	900	898
International Lease Finance Corp.
8.625% due 01/15/2022	1,900	2,330
Jackson National Life Global Funding
3.250% due 01/30/2024	7,600	7,714
JPMorgan Chase & Co.
2.776% (US0003M + 0.935%) due 04/25/2023 ~	9,000	9,052
3.540% (US0003M + 1.380%) due 05/01/2028 ~	8,500	8,584
6.100% (US0003M + 3.330%) due 10/01/2024 ~(f)	13,900	15,359
7.900% (US0003M + 3.470%) due 04/30/2018 ~(f)	1,400	1,444
Kilroy Realty LP
4.250% due 08/15/2029	8,900	9,152
Kimco Realty Corp.
4.125% due 12/01/2046	5,900	5,554
LeasePlan Corp. NV
2.500% due 05/16/2018	2,800	2,804
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(b)	1,200	77
Lifestorage, LP
3.500% due 07/01/2026	1,400	1,349
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,803
Metropolitan Life Global Funding
3.000% due 09/19/2027	7,700	7,620
3.450% due 12/18/2026	7,000	7,212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	$1,600	$1,623
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,645
2.601% due 09/11/2022	5,000	4,961
2.953% due 02/28/2022	8,300	8,379
Mutual of Omaha Insurance Co.
4.297% (US0003M + 2.640%) due 07/15/2054 ~	8,200	8,333
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	7,212
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	500	832
Navient Corp.
5.625% due 08/01/2033	3,300	2,865
8.000% due 03/25/2020	3,900	4,309
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,483
Northern Trust Corp.
4.600% (US0003M + 3.202%) due 10/01/2026 ~(f)	9,600	9,864
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	13,175
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,219
4.950% due 04/01/2024	2,000	2,099
Pacific Life Insurance Co.
9.250% due 06/15/2039	9,300	15,313
Prudential Financial, Inc.
4.500% due 09/15/2047 ~	7,700	7,836
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,278
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	200	200
Springleaf Finance Corp.
6.125% due 05/15/2022	2,900	3,078
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	5,799
4.375% (US0003M + 2.661%) due 09/15/2054 ~	4,800	4,866
6.850% due 12/16/2039	582	804
UBS AG
2.200% due 06/08/2020	20,600	20,652
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	399
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,304
Wells Fargo & Co.
2.541% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,912
3.584% (US0003M + 1.310%) due 05/22/2028 ~	3,800	3,852
5.900% (US0003M + 3.110%) due 06/15/2024 ~(f)	8,200	8,938
Wells Fargo Bank N.A.
6.600% due 01/15/2038	8,061	11,047
Welltower, Inc.
5.125% due 03/15/2043	12,400	13,523
Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	23,907
XLIT Ltd.
6.250% due 05/15/2027	100	119
6.375% due 11/15/2024	275	322

		635,451

INDUSTRIALS 29.7%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,401
4.750% due 11/15/2046	700	749
5.400% due 10/01/2043	3,600	4,185
6.200% due 12/15/2034	2,000	2,492
Activision Blizzard, Inc.
3.400% due 09/15/2026	3,600	3,647

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ADT Corp.
4.125% due 06/15/2023	$8,300	$8,497
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,221
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (a)	1,500	1,496
Allergan Funding SCS
3.850% due 06/15/2024	7,477	7,809
4.550% due 03/15/2035	2,700	2,888
4.750% due 03/15/2045	2,106	2,289
4.850% due 06/15/2044	3,800	4,174
Amazon.com, Inc.
3.150% due 08/22/2027	2,500	2,515
3.875% due 08/22/2037	8,900	9,023
American Airlines Pass Through Trust
3.000% due 04/15/2030	5,000	4,975
3.250% due 04/15/2030	3,400	3,375
3.700% due 04/01/2028	2,145	2,220
4.000% due 01/15/2027	401	421
Amgen, Inc.
2.650% due 05/11/2022	800	807
4.400% due 05/01/2045	13,000	13,627
4.563% due 06/15/2048	6,455	7,026
4.663% due 06/15/2051	10,179	11,206
Anadarko Petroleum Corp.
4.500% due 07/15/2044	7,385	7,051
6.450% due 09/15/2036	4,400	5,250
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	604
Apple, Inc.
2.850% due 05/11/2024	1,300	1,316
3.200% due 05/11/2027	4,200	4,279
3.750% due 09/12/2047	13,800	13,749
Applied Materials, Inc.
3.300% due 04/01/2027	2,100	2,141
Arrow Electronics, Inc.
3.250% due 09/08/2024	900	890
BAT Capital Corp.
4.390% due 08/15/2037	6,990	7,144
4.540% due 08/15/2047	6,910	7,135
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,141
Broadcom Corp.
3.875% due 01/15/2027	7,400	7,633
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	261
CA, Inc.
4.700% due 03/15/2027	2,800	2,940
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,372
Cardinal Health, Inc.
3.410% due 06/15/2027	10,000	10,050
CBS Corp.
3.375% due 02/15/2028	1,700	1,660
Cenovus Energy, Inc.
4.250% due 04/15/2027 (i)	4,200	4,171
5.250% due 06/15/2037	3,700	3,681
5.400% due 06/15/2047	2,000	2,012
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,696
Charter Communications Operating LLC
4.200% due 03/15/2028	2,200	2,229
4.464% due 07/23/2022	6,200	6,555
5.375% due 05/01/2047	2,000	2,077
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,283
Cimarex Energy Co.
3.900% due 05/15/2027	1,100	1,125
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,489
Comcast Corp.
4.400% due 08/15/2035	9,300	10,097
6.400% due 03/01/2040	4,000	5,360
6.550% due 07/01/2039	1,150	1,547
7.050% due 03/15/2033	7,590	10,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Concho Resources, Inc.
3.750% due 10/01/2027	$1,000	$1,005
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,467	2,593
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	2,400	2,405
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	8,232
4.600% due 08/15/2047	1,100	1,098
CRH America Finance, Inc.
3.400% due 05/09/2027	600	604
4.400% due 05/09/2047	200	208
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,720
CSX Corp.
3.250% due 06/01/2027	12,200	12,214
3.800% due 11/01/2046	8,200	7,915
6.150% due 05/01/2037	800	1,027
CVS Pass-Through Trust
6.036% due 12/10/2028	110	125
7.507% due 01/10/2032	17,550	21,764
Daimler Finance North America LLC
2.850% due 01/06/2022	800	809
Dell International LLC
4.420% due 06/15/2021	3,800	3,993
Delphi Automotive PLC
4.400% due 10/01/2046	800	814
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	15,287
Discovery Communications LLC
3.950% due 03/20/2028	1,500	1,499
5.000% due 09/20/2037	2,300	2,345
5.200% due 09/20/2047	2,400	2,443
DISH DBS Corp.
5.000% due 03/15/2023	8,500	8,750
DXC Technology Co.
4.250% due 04/15/2024	500	528
Energy Transfer LP
4.200% due 04/15/2027	1,500	1,521
5.300% due 04/15/2047	9,200	9,250
6.050% due 06/01/2041	3,200	3,466
6.625% due 10/15/2036	5,200	5,930
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,600	1,657
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	1,031
4.850% due 08/15/2042	642	702
4.850% due 03/15/2044	1,850	1,993
5.750% due 03/01/2035	600	687
5.950% due 02/01/2041	1,500	1,804
6.125% due 10/15/2039	800	972
6.875% due 03/01/2033	10,000	12,647
ERAC USA Finance LLC
4.500% due 02/15/2045	1,550	1,547
FAGE International S.A.
5.625% due 08/15/2026	300	313
FedEx Corp.
4.400% due 01/15/2047	1,200	1,252
Fidelity National Information Services, Inc.
4.500% due 08/15/2046	600	626
Forest Laboratories LLC
4.375% due 02/01/2019	265	272
General Electric Co.
5.875% due 01/14/2038	2,749	3,603
Georgia-Pacific LLC
7.750% due 11/15/2029	80	111
8.000% due 01/15/2024	1,750	2,248
Gilead Sciences, Inc.
4.000% due 09/01/2036	3,900	4,049
4.150% due 03/01/2047	8,100	8,364
Goldcorp, Inc.
5.450% due 06/09/2044	2,300	2,591
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	1,340	1,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Heineken NV
3.500% due 01/29/2028	$12,100	$12,370
Hess Corp.
7.300% due 08/15/2031	839	983
Intel Corp.
2.875% due 05/11/2024	2,700	2,735
4.100% due 05/11/2047	3,700	3,930
International Paper Co.
5.000% due 09/15/2035	100	111
5.150% due 05/15/2046	4,700	5,279
6.000% due 11/15/2041	500	615
Kaiser Foundation Hospitals
4.150% due 05/01/2047	7,975	8,560
Kansas City Southern
3.125% due 06/01/2026	1,100	1,070
4.950% due 08/15/2045	5,200	5,807
KeySpan Corp.
5.803% due 04/01/2035	120	147
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,825
6.500% due 09/01/2039	7,000	7,999
6.950% due 01/15/2038	7,470	9,083
7.300% due 08/15/2033	3,000	3,670
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,800	1,771
5.200% due 07/15/2045	6,960	7,649
6.500% due 02/09/2040	9,000	11,356
7.125% due 08/01/2039	3,150	4,153
Lowe’s Cos., Inc.
4.050% due 05/03/2047	11,500	11,838
Masco Corp.
3.500% due 04/01/2021	500	516
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,125
McCormick & Co., Inc.
3.150% due 08/15/2024	900	908
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	2,300	2,316
Microsoft Corp.
3.450% due 08/08/2036	4,700	4,741
3.500% due 02/12/2035	9,400	9,582
4.100% due 02/06/2037	9,300	10,170
4.250% due 02/06/2047	6,200	6,868
Moody’s Corp.
5.250% due 07/15/2044	8,000	9,407
Murphy Oil Corp.
5.750% due 08/15/2025	4,700	4,853
Mylan NV
3.950% due 06/15/2026	3,700	3,772
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	10,000	10,700
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	12,816
New York and Presbyterian Hospital
3.563% due 08/01/2036	3,500	3,425
4.063% due 08/01/2056	900	915
4.763% due 08/01/2116	3,500	3,620
Newell Brands, Inc.
5.375% due 04/01/2036	700	817
Northwell Healthcare, Inc.
4.260% due 11/01/2047	3,600	3,628
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,858	5,975
NVIDIA Corp.
3.200% due 09/16/2026	4,200	4,184
NXP BV
3.875% due 09/01/2022	6,100	6,374
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	985
Oracle Corp.
3.850% due 07/15/2036	2,800	2,902
4.300% due 07/08/2034	2,000	2,198
4.500% due 07/08/2044	900	998

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PepsiCo, Inc.
4.000% due 05/02/2047	$8,700	$9,135
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	8,217
6.500% due 06/02/2041	15,000	15,720
6.625% due 06/15/2038	3,600	3,839
Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,301
Pride International LLC
7.875% due 08/15/2040	3,500	2,993
QUALCOMM, Inc.
4.800% due 05/20/2045	2,800	3,079
QVC, Inc.
5.950% due 03/15/2043	3,500	3,422
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	969
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,500	6,486
3.000% due 06/26/2027	2,000	1,980
Reynolds American, Inc.
7.250% due 06/15/2037	200	275
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	5,241
Rockwell Collins, Inc.
2.800% due 03/15/2022	12,400	12,542
S&P Global, Inc.
2.950% due 01/22/2027	200	193
4.000% due 06/15/2025	2,300	2,420
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,423
5.000% due 03/15/2027	2,700	2,881
5.625% due 04/15/2023	700	777
5.750% due 05/15/2024	1,100	1,227
5.875% due 06/30/2026	5,900	6,609
6.250% due 03/15/2022	800	900
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	4,400	4,388
2.875% due 09/23/2023	700	697
3.200% due 09/23/2026	500	494
Southern Co.
3.250% due 07/01/2026	500	495
4.250% due 07/01/2036	5,400	5,603
Southern Natural Gas Co. LLC
4.800% due 03/15/2047	1,400	1,532
Southwest Airlines Co.
3.000% due 11/15/2026	8,300	8,119
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	400	404
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,200	3,256
Suntory Holdings Ltd.
2.550% due 06/28/2022	5,800	5,789
Telefonica Emisiones S.A.U.
4.103% due 03/08/2027	2,400	2,487
5.213% due 03/08/2047	2,300	2,540
7.045% due 06/20/2036	7,100	9,428
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,631
7.625% due 04/01/2037	4,720	6,041
8.375% due 06/15/2032	3,600	4,652
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	53
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	8,662	8,291
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,128
Time Warner Cable LLC
4.500% due 09/15/2042	100	95
5.875% due 11/15/2040	1,000	1,100
6.550% due 05/01/2037	14,450	17,015
6.750% due 06/15/2039	2,700	3,248
7.300% due 07/01/2038	1,225	1,541
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,527	5,724

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026	$300	$313
TTX Co.
4.200% due 07/01/2046	3,000	3,036
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,317	5,563
4.625% due 12/03/2026	4,946	5,305
5.900% due 04/01/2026	3,002	3,400
United Airlines Pass-Through Trust
2.875% due 04/07/2030	600	591
3.100% due 04/07/2030	600	596
4.000% due 10/11/2027	1,775	1,883
4.300% due 02/15/2027	12,359	13,175
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	10,215
4.750% due 07/15/2045	5,700	6,609
University of Southern California
3.841% due 10/01/2047	2,800	2,932
VMware, Inc.
2.300% due 08/21/2020	2,800	2,810
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,341
Whirlpool Corp.
4.500% due 06/01/2046	1,100	1,152
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,015
3.700% due 03/15/2028	2,500	2,486
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,170

		903,576

UTILITIES 13.6%
AEP Texas, Inc.
6.650% due 02/15/2033	1,800	2,285
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	16,617
American Water Capital Corp.
2.950% due 09/01/2027	2,000	1,994
3.750% due 09/01/2047	3,400	3,406
4.300% due 12/01/2042	2,600	2,810
AT&T, Inc.
3.900% due 08/14/2027	7,600	7,624
4.500% due 05/15/2035	700	693
4.500% due 03/09/2048	65	60
4.550% due 03/09/2049	30,507	28,272
4.900% due 08/14/2037	11,300	11,469
5.150% due 02/14/2050	600	607
5.250% due 03/01/2037	7,800	8,201
5.350% due 09/01/2040	2,932	3,090
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,966
6.500% due 09/15/2037	5,300	7,101
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,856
British Telecommunications PLC
9.125% due 12/15/2030	730	1,107
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	7,100	7,160
4.973% due 05/01/2046	1,000	1,079
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	8,000	8,128
6.750% due 04/01/2038	9,190	12,913
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,016
Duke Energy Corp.
3.950% due 08/15/2047	1,000	995
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,672
6.350% due 09/15/2037	200	272
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	129
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
E.ON International Finance BV
6.650% due 04/30/2038	$1,000	$1,303
Electricite de France S.A.
5.250% due 10/13/2055	1,071	1,205
Emera U.S. Finance LP
4.750% due 06/15/2046	7,900	8,500
Enel Finance International NV
2.875% due 05/25/2022	4,200	4,232
3.625% due 05/25/2027	1,400	1,405
4.750% due 05/25/2047	800	850
Exelon Corp.
4.450% due 04/15/2046	1,425	1,497
5.100% due 06/15/2045	19,400	22,238
5.625% due 06/15/2035	600	724
FirstEnergy Corp.
3.900% due 07/15/2027	2,400	2,447
7.375% due 11/15/2031	800	1,066
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,932
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	1,012
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,179
Monongahela Power Co.
3.550% due 05/15/2027	1,100	1,118
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,993
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	2,545	2,615
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,598
NiSource Finance Corp.
3.950% due 03/30/2048	8,700	8,607
Northern States Power Co.
3.600% due 09/15/2047	6,300	6,227
Ohio Power Co.
5.850% due 10/01/2035	100	122
6.600% due 02/15/2033	30	39
6.600% due 03/01/2033	65	83
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	17,860
PacifiCorp
5.750% due 04/01/2037	60	76
6.000% due 01/15/2039	2,040	2,683
6.100% due 08/01/2036	60	78
Petrobras Global Finance BV
5.999% due 01/27/2028	10,246	10,259
6.125% due 01/17/2022	9,500	10,236
6.875% due 01/20/2040	6,900	7,004
Plains All American Pipeline LP
3.600% due 11/01/2024	400	391
4.900% due 02/15/2045	6,400	5,968
Potomac Electric Power Co.
4.150% due 03/15/2043	1,100	1,154
PPL Capital Funding, Inc.
4.000% due 09/15/2047	6,500	6,484
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,961
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,868
SES S.A.
3.600% due 04/04/2023	4,600	4,665
5.300% due 04/04/2043	3,800	3,636
Shell International Finance BV
3.625% due 08/21/2042	4,900	4,697
4.000% due 05/10/2046	1,537	1,558
4.375% due 05/11/2045	4,500	4,829
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,842
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,586
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,768

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transcanada Trust
5.300% (US0003M + 3.208%) due 03/15/2077 ~	$4,400	$4,513
Verizon Communications, Inc.
4.125% due 03/16/2027	1,100	1,150
4.522% due 09/15/2048	39,586	38,441
4.862% due 08/21/2046	7,200	7,356
5.012% due 04/15/2049	3,574	3,698
5.012% due 08/21/2054	8,419	8,488
5.250% due 03/16/2037	6,200	6,817
5.500% due 03/16/2047	3,800	4,232
Virginia Electric & Power Co.
3.800% due 09/15/2047	3,000	3,017
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,833

		413,742

Total Corporate Bonds & Notes (Cost $1,835,599)		1,952,769

MUNICIPAL BONDS & NOTES 4.0%

CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,577
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,529
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,215
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,114
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	15,643

		30,078

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,385

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,735
6.655% due 04/01/2057	13,800	17,151

		23,886

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	13,454
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	653
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	113

		14,220

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,925

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	$3,100	$4,032

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	1,044

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	6,480	9,907
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,378

		15,285

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	622
4.144% due 06/01/2038	500	522

		1,144

TEXAS 0.7%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,224
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,709

		20,933

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,750	7,584

Total Municipal Bonds & Notes (Cost $104,806)		122,516

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (c)	43,912	30,070
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	23	22
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	8	8
1.637% (LIBOR01M + 0.400%) due 09/25/2032 ~	10	10
2.030% (12MTA + 1.200%) due 06/01/2043 ~	151	154
2.689% (H15T1Y + 2.114%) due 12/01/2033 ~	26	28
2.787% (US0012M + 1.037%) due 06/01/2035 ~	811	854
2.847% (US0006M + 1.453%) due 10/01/2035 ~	545	574
2.884% (US0006M + 1.455%) due 04/01/2035 ~	491	517
2.910% (US0012M + 1.343%) due 12/01/2034 ~	473	492
2.925% (US0006M + 1.550%) due 06/01/2035 ~	941	983
3.000% due 12/25/2046	1,183	1,042
3.120% (US0012M + 1.525%) due 09/01/2035 ~	36	37
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	926	984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 11/01/2042	$2,784	$2,722
3.288% due 05/25/2035 ~	676	713
3.405% (US0012M + 1.780%) due 11/01/2035 ~	12	12
3.500% (US0012M + 1.750%) due 08/01/2035 ~	62	65
4.000% due 02/25/2019	5	5
5.000% due 08/25/2033	61	67
5.500% due 04/25/2033 - 09/25/2035	4,360	5,356
5.900% due 07/25/2042	11	12
6.000% due 07/25/2031 - 03/25/2036	893	1,144
6.080% due 09/01/2028	1,800	2,329
6.500% due 05/25/2032	2	2
Fannie Mae, TBA
3.000% due 11/01/2047	34,700	34,743
Federal Farm Credit Bank
5.125% due 07/09/2029	500	604
5.750% due 12/07/2028	20	25
Freddie Mac
0.000% due 03/15/2031 (c)	11,600	7,681
1.384% (LIBOR01M + 0.150%) due 08/15/2019 - 10/15/2020 ~	24	24
1.464% (LIBOR01M + 0.230%) due 02/15/2019 ~	4	4
1.634% (LIBOR01M + 0.400%) due 01/15/2033 ~	5	5
1.734% (LIBOR01M + 0.500%) due 09/15/2030 ~	2	2
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	48	50
3.077% (US0012M + 1.625%) due 10/01/2035 ~	41	43
3.475% (US0012M + 1.725%) due 04/01/2035 ~	65	68
3.526% (US0012M + 1.726%) due 06/01/2035 ~	21	23
4.000% due 06/15/2041	13,926	15,268
5.000% due 03/01/2038 - 12/01/2038	1,034	1,134
5.500% due 02/15/2024	84	91
6.000% due 06/15/2035 - 10/01/2037	476	595
6.500% due 10/25/2043	80	94
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2030 ~	73	75
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (c)	9,298	7,729
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	266,167	185,363
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029 (c)	30,294	22,918
Small Business Administration
5.290% due 12/01/2027	418	445
5.510% due 11/01/2027	112	120

Total U.S. Government Agencies (Cost $294,975)		325,306

U.S. TREASURY OBLIGATIONS 42.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)	33,000	30,767
2.750% due 08/15/2042 (i)(m)	70,150	69,284
2.750% due 11/15/2042 (i)	54,850	54,124
2.750% due 08/15/2047 (i)	70,600	69,030
2.875% due 05/15/2043 (i)	58,550	58,995
2.875% due 08/15/2045 (i)	38,430	38,588
2.875% due 11/15/2046 (i)	15,080	15,123
3.000% due 05/15/2042 (m)	860	889
3.000% due 11/15/2045	5,220	5,370
3.000% due 05/15/2047 (i)	45,729	47,029
3.125% due 02/15/2042 (m)	6,500	6,872
3.125% due 02/15/2043 (i)	210,416	221,919

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 05/15/2044 (k)	$2,600	$2,865
3.500% due 02/15/2039 (m)	420	474
3.625% due 08/15/2043 (i)(m)	144,200	165,379
3.625% due 02/15/2044 (i)	12,960	14,887
3.750% due 11/15/2043 (i)	160,700	188,276
4.625% due 02/15/2040 (i)	10,150	13,356
4.750% due 02/15/2041	4,580	6,151
4.375% due 02/15/2038 (i)	48,700	61,869
4.500% due 05/15/2038 (i)	15,700	20,273
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2023 (k)	85,327	86,450
0.375% due 01/15/2027 (k)	7,327	7,238
0.375% due 07/15/2027 (i)	23,476	23,247
2.500% due 01/15/2029 (i)(k)	10,284	12,416
U.S. Treasury STRIPS (c)
0.000% due 05/15/2033	8,800	5,775
0.000% due 11/15/2033	9,500	6,143
0.000% due 05/15/2034	8,400	5,343
0.000% due 02/15/2036	2,000	1,251
0.000% due 05/15/2037	460	274
0.000% due 08/15/2037	8,900	5,087
0.000% due 08/15/2040	43,500	22,757
0.000% due 08/15/2043	27,900	13,153

Total U.S. Treasury Obligations (Cost $1,275,811)		1,280,654

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,816
American Home Mortgage Assets Trust
1.809% (12MTA + 0.920%) due 11/25/2046 ~	2,084	1,227
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	16	17
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046 ~	13,300	14,312
Banc of America Funding Trust
3.228% due 02/20/2036 ~	639	634
3.333% due 05/25/2035 ~	18	19
3.597% due 01/20/2047 ^~	55	52
Banc of America Re-REMIC Trust
5.563% due 12/24/2049 ~	10	9
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,718
5.122% due 08/10/2035 ~	8,700	9,284
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	54	52
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	246	245
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	828	838
3.386% due 10/25/2035 ~	21	21
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~	130	132
3.576% due 02/25/2034 ~	16	16
3.600% due 11/25/2034 ~	39	38
3.636% (US0012M + 1.950%) due 03/25/2035 ~	96	97
3.666% due 05/25/2047 ^~	1,668	1,598
3.750% due 05/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~	5,898	5,267
3.475% due 11/25/2036 ^~	197	170
3.477% due 11/25/2036 ~	282	263
Chase Mortgage Finance Trust
3.372% due 03/25/2037 ^~	553	543
5.500% due 11/25/2035	4,829	4,649
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	57	46
Citigroup Mortgage Loan Trust, Inc.
2.034% (US0001M + 0.800%) due 08/25/2035 ^~	339	310

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	$176	$179
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	117	119
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	75	76
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,307
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,292
Countrywide Alternative Loan Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	1,556	1,395
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	1,127	968
1.446% (US0001M + 0.210%) due 03/20/2046 ~	265	227
1.517% (US0001M + 0.280%) due 02/25/2037 ~	118	108
5.500% due 03/25/2036 ^	124	99
6.250% due 08/25/2037 ^	186	165
Countrywide Home Loan Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 05/25/2035 ~	113	106
1.877% (US0001M + 0.640%) due 03/25/2035 ~	333	298
3.165% due 11/25/2034 ~	143	143
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	191	175
3.346% due 11/20/2034 ~	24	24
3.358% due 02/20/2035 ~	39	40
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	136	121
3.483% due 04/20/2035 ~	21	21
3.489% due 08/25/2034 ^~	39	37
3.504% due 08/25/2034 ^~	94	93
5.250% due 05/25/2035	215	187
Countrywide Home Loan Reperforming REMIC Trust
1.657% (US0001M + 0.420%) due 07/25/2036 ~	5,422	5,043
Credit Suisse First Boston Mortgage Securities Corp.
3.326% due 08/25/2033 ~	6	6
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	20	20
Credit Suisse Mortgage Capital Certificates
1.404% (US0001M + 0.170%) due 11/27/2036 ~	14,240	14,173
DBUBS Mortgage Trust
2.587% (LIBOR01M + 1.350%) due 07/12/2044 ~	3,869	3,915
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023 ~	8	8
Downey Savings & Loan Association Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/19/2045 ~	160	151
First Horizon Mortgage Pass-Through Trust
3.181% due 12/25/2034 ~	7	7
3.294% due 08/25/2035 ~	30	26
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,732
3.722% due 10/10/2049 ~	5,225	5,242
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2036 ~	732	636
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	91	93
3.407% due 11/25/2035 ~	16	16
HarborView Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	2,759	1,883
1.427% (US0001M + 0.190%) due 01/19/2038 ~	723	685
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	251	207
3.628% due 07/19/2035 ^~	126	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 06/25/2046 ~	$927	$810
3.109% due 12/25/2034 ~	30	30
3.404% due 04/25/2037 ~	189	178
3.410% due 04/25/2037 ^~	354	320
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050	3,600	3,700
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	1,920	1,925
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	10,734	10,861
JPMorgan Mortgage Trust
3.520% due 07/25/2035 ~	3,849	3,991
3.642% due 02/25/2035 ~	9	8
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	875	723
3.441% due 11/21/2034 ~	181	186
MASTR Alternative Loan Trust
5.500% due 01/25/2025	84	85
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	62	62
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	83	81
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	382	368
1.487% (US0001M + 0.250%) due 11/25/2035 ~	4	4
2.237% (US0001M + 1.000%) due 10/25/2035 ~	13	12
2.665% (US0006M + 1.250%) due 10/25/2035 ~	76	76
3.227% due 05/25/2033 ~	24	24
3.341% due 02/25/2034 ~	16	16
3.848% due 07/25/2034 ~	166	167
3.879% due 05/25/2033 ~	12	12
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	3,063
Motel 6 Trust
2.154% due 08/15/2034 ~	12,600	12,642
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	4	4
Residential Accredit Loans, Inc. Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	251	144
6.000% due 06/25/2036	80	73
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	266	132
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	13,400	13,347
Structured Adjustable Rate Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 05/25/2037 ~	289	265
2.344% (12MTA + 1.400%) due 01/25/2035 ~	101	95
3.352% due 12/25/2034 ~	251	249
3.487% due 08/25/2035 ~	34	34
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~	1,384	1,300
1.457% (US0001M + 0.220%) due 05/25/2036 ~	303	280
1.487% (US0001M + 0.250%) due 07/19/2035 ~	61	59
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	613	586

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.547% (US0001M + 0.310%) due 12/25/2035 ^~	$11	$10
1.897% (US0001M + 0.660%) due 10/19/2034 ~	34	33
Structured Asset Securities Corp.
3.287% due 12/25/2033 ~	27	27
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 07/25/2045 ~	6,002	5,954
1.507% (US0001M + 0.270%) due 12/25/2045 ~	96	93
1.527% (US0001M + 0.290%) due 10/25/2045 ~	1,323	1,330
1.547% (US0001M + 0.310%) due 01/25/2045 ~	68	67
1.589% (12MTA + 0.700%) due 02/25/2047 ^~	783	698
1.589% (12MTA + 0.700%) due 03/25/2047 ^~	459	415
1.607% (US0001M + 0.370%) due 05/25/2034 ~	685	627
1.619% (12MTA + 0.730%) due 01/25/2047 ~	3	3
1.649% (12MTA + 0.760%) due 04/25/2047 ~	1,795	1,789
1.889% (12MTA + 1.000%) due 08/25/2046 ~	2,511	2,371
2.157% (COF 11 + 1.500%) due 05/25/2046 ~	48	43
2.207% (COF 11 + 1.500%) due 09/25/2046 ~	27	27
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	7	7
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	82	79
2.289% (12MTA + 1.400%) due 08/25/2042 ~	2	2
2.819% due 12/25/2036 ^~	412	396
3.138% due 02/25/2037 ^~	559	518
3.146% due 03/25/2034 ~	220	225
Washington Mutual Mortgage Pass-Through Certificates Trust
1.859% (12MTA + 0.970%) due 05/25/2046 ~	679	588
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	13,806
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~	19	19
3.177% due 03/25/2036 ~	736	743
3.403% due 09/25/2034 ~	81	83

Total Non-Agency Mortgage-Backed Securities (Cost $173,104)		183,379

ASSET-BACKED SECURITIES 1.8%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	1,853	1,971
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	1	1
Bear Stearns Asset-Backed Securities Trust
3.296% due 07/25/2036 ~	96	92
3.552% due 10/25/2036 ~	39	39
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~	3,338	3,344
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	12	9
Countrywide Asset-Backed Certificates
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	8	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	3,574	3,633
Credit-Based Asset Servicing and Securitization LLC
1.307% (US0001M + 0.070%) due 01/25/2037 ^~	34	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~	$29	$19
2.137% (US0001M + 0.900%) due 07/25/2035 ~	81	81
4.225% due 04/25/2037	775	785
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	3,400	3,400
2.504% (US0003M + 1.200%) due 01/15/2025 ~	3,333	3,351
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034	925	916
First NLC Trust
1.307% (US0001M + 0.070%) due 08/25/2037 ~	22	14
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	1	1
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	8	4
Lehman ABS Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~	21	15
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	5	5
MASTR Specialized Loan Trust
1.497% (US0001M + 0.260%) due 02/25/2036 ~	7,284	6,954
MESA Trust
2.037% (LIBOR01M + 0.400%) due 12/25/2031 ~	35	35
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	5,245	5,315
New Century Home Equity Loan Trust
1.977% (US0001M + 0.740%) due 08/25/2034 ~	17	16
2.317% (US0001M + 1.080%) due 01/25/2034 ~	295	303
4.491% due 08/25/2035	227	237
Securitized Asset-Backed Receivables LLC Trust
1.367% (US0001M + 0.130%) due 05/25/2037 ^~	60	47
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~	10,399	10,653
Soundview Home Loan Trust
1.317% (US0001M + 0.080%) due 06/25/2037 ~	14	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	189	189
VOLT LLC
3.125% due 09/25/2047	7,580	7,588
Wells Fargo Home Equity Asset-Backed Securities Trust
1.507% (US0001M + 0.270%) due 07/25/2036 ~	3,400	3,282
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~	2,742	2,752

Total Asset-Backed Securities (Cost $53,634)		55,083

SOVEREIGN ISSUES 3.9%
Brazil Government International Bond
5.625% due 02/21/2047 (i)	10,400	10,530
Colombia Government International Bond
6.125% due 01/18/2041	8,700	10,253
7.375% due 09/18/2037	720	953
Development Bank of Japan, Inc.
1.625% due 09/01/2021	10,400	10,138
Mexico Government International Bond
4.600% due 01/23/2046	3,335	3,377
5.550% due 01/21/2045 (i)	350	404
5.750% due 10/12/2110	10,400	11,201
6.050% due 01/11/2040	4,785	5,760

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Peru Government International Bond
8.200% due 08/12/2026	PEN	11,700	$4,433
Qatar Government International Bond
4.625% due 06/02/2046		$1,200	1,261
6.400% due 01/20/2040		10,700	13,901
Saudi Government International Bond
3.625% due 03/04/2028 (a)		14,900	14,858
4.625% due 10/04/2047 (a)		17,300	17,381
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	15,118

Total Sovereign Issues (Cost $111,936)			119,568

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.		3,712	228

Total Common Stocks (Cost $108)			228

CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% (f)		15,300	20,123

Total Convertible Preferred Securities (Cost $15,982)			20,123

PREFERRED SECURITIES 0.2%

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	500

UTILITIES 0.2%
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,070
SCE Trust
5.750% (US0003M + 2.990%) due 03/15/2024 ~(f)		43,000	1,187

			5,257

Total Preferred Securities (Cost $5,375)			5,757

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.1%
			3,004

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
1.013% due 01/04/2018 (c)(d)(i)		$771	769

Total Short-Term Instruments (Cost $3,773)			3,773

Total Investments in Securities (Cost $3,884,884)			4,079,093

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	880,184	$8,701

Total Short-Term Instruments (Cost $8,701)		8,701

Total Investments in Affiliates (Cost $8,701)		8,701

Total Investments 134.3% (Cost $3,893,585)		$4,087,794

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(10,308))		(458)

Other Assets and Liabilities, net (34.3)%		(1,043,025)

Net Assets 100.0%		$3,044,311

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$ 4,701	$4,769	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$3,004	U.S. Treasury Notes 1.750% due 05/31/2022	$(3,067)	$3,004	$3,004

Total Repurchase Agreements						$(3,067)	$3,004	$3,004

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.500%	09/22/2017	TBD	(3)	$(3,827)	$(3,827)
	0.500	10/10/2017	10/10/2019		(3,463)	(3,463)
BOM	1.230	08/10/2017	10/10/2017		(72,491)	(72,622)
	1.230	08/21/2017	10/10/2017		(31,175)	(31,220)
	1.280	07/13/2017	10/13/2017		(5,999)	(6,017)
	1.310	07/07/2017	10/06/2017		(105,308)	(105,641)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.130%	04/21/2017	10/23/2017		$(91,782)	$(92,254)
	1.150	09/07/2017	10/10/2017		(23,665)	(23,684)
	1.260	07/11/2017	10/11/2017		(42,782)	(42,907)
	1.280	08/10/2017	10/26/2017		(471)	(472)
	1.360	09/28/2017	10/02/2017		(884)	(884)
	1.400	09/29/2017	10/02/2017		(2,444)	(2,444)
BRC	0.950	09/19/2017	TBD	(3)	(390)	(390)
BSN	1.250	09/20/2017	10/27/2017		(11,494)	(11,499)
	1.300	07/05/2017	10/05/2017		(5,757)	(5,775)
GRE	1.170	09/14/2017	10/12/2017		(18,254)	(18,264)
	1.240	09/11/2017	10/11/2017		(1,248)	(1,249)
	1.280	09/22/2017	10/18/2017		(932)	(932)
	1.290	08/25/2017	10/06/2017		(41,453)	(41,510)
IND	1.150	10/02/2017	10/03/2017		(40,146)	(40,146)
	1.240	08/16/2017	10/16/2017		(149,364)	(149,606)
	1.240	09/08/2017	10/16/2017		(42,735)	(42,770)
	1.250	08/15/2017	10/16/2017		(2,092)	(2,096)
	1.260	08/30/2017	10/11/2017		(20,756)	(20,780)
	1.270	09/22/2017	10/06/2017		(7,369)	(7,371)
	1.280	09/15/2017	10/27/2017		(2,634)	(2,636)
	1.290	09/19/2017	10/03/2017		(2,213)	(2,215)
	1.290	09/27/2017	10/03/2017		(1,686)	(1,687)
	1.300	09/14/2017	10/16/2017		(11,141)	(11,148)
NOM	0.650	09/11/2017	TBD	(3)	(6,751)	(6,751)
	0.650	09/14/2017	TBD	(3)	(3,324)	(3,324)
RDR	1.230	08/11/2017	10/11/2017		(57,935)	(58,038)
	1.320	07/06/2017	10/02/2017		(44,537)	(44,680)
SCX	1.280	08/24/2017	10/24/2017		(118,348)	(118,512)
	1.280	09/08/2017	10/16/2017		(24,436)	(24,457)
	1.280	09/22/2017	10/10/2017		(1,164)	(1,164)
	1.280	09/22/2017	10/23/2017		(233)	(233)

Total Reverse Repurchase Agreements						$(1,002,668)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	1.200%	09/13/2017	10/25/2017	$(38,905)	$(38,875)
	1.220	09/11/2017	10/11/2017	(2,965)	(2,964)

Total Sale-Buyback Transactions					$(41,839)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.1)%
Fannie Mae, TBA	3.500%	10/01/2047	$3,700	$(3,820)	$(3,813)
Fannie Mae, TBA	3.500	11/01/2047	52,000	(53,644)	(53,494)
Fannie Mae, TBA	6.000	10/01/2047	5,000	(5,630)	(5,630)

Total Short Sales (2.1)%				$(63,094)	$(62,937)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(7,290)	$0	$(7,290)	$4,171	$(3,119)
BOM	0	(215,500)	0	(215,500)	214,890	(610)
BOS	0	(162,645)	0	(162,645)	161,724	(921)
BRC	0	(390)	0	(390)	404	14
BSN	0	(17,274)	0	(17,274)	16,975	(299)

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
FICC	$3,004	$0	$0	$3,004	$(3,067)	$(63)
GRE	0	(61,955)	0	(61,955)	61,321	(634)
IND	0	(280,455)	0	(280,455)	278,064	(2,391)
NOM	0	(10,075)	0	(10,075)	10,530	455
RDR	0	(102,718)	0	(102,718)	102,365	(353)
SCX	0	(144,366)	0	(144,366)	143,342	(1,024)

Master Securities Forward Transaction Agreement
GSC	0	0	(41,839)	(41,839)	41,638	(201)

Total Borrowings and Other Financing Transactions	$3,004	$(1,002,668)	$(41,839)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(3,827)	$0	$0	$(3,827)
Sovereign Issues	0	0	0	(10,465)	(10,465)
U.S. Treasury Obligations	0	(944,767)	0	0	(944,767)

Total	$0	$(948,594)	$0	$(10,465)	$(959,059)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(41,839)	0	0	(41,839)

Total	$0	$(41,839)	$0	$0	$(41,839)

Total Borrowings	$0	$(990,433)	$0	$(10,465)	$(1,000,898)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(1,000,898)

(i)	Securities with an aggregate market value of $1,035,430 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(889,863) at a weighted average interest rate of 1.104%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(31) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(43,609) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2018	4,777	$1,175,261	$(811)	$0	$(60)
U.S. Treasury 10-Year Note December Futures	12/2017	518	64,912	(656)	0	(121)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	749	123,679	(1,899)	304	0

				$(3,366)	$304	$(181)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2019	4,777	$(1,171,440)	$1,668	$418	$0
U.S. Treasury 2-Year Note December Futures	12/2017	1,667	(359,577)	672	209	0
U.S. Treasury 5-Year Note December Futures	12/2017	2,229	(261,908)	1,851	366	0
U.S. Treasury 30-Year Bond December Futures	12/2017	48	(7,335)	98	3	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	508	(68,239)	43	87	0

				$4,332	$1,083	$(1)

Total Futures Contracts				$966	$1,387	$(182)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Hess Corp.	1.000%	Quarterly	06/20/2021	0.838%	$ 7,300	$(262)	$307	$45	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$ 130,600	$(1,710)	$(1,254)	$(2,964)	$0	$(19)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	171,000	(2,707)	(946)	(3,653)	0	(60)
iTraxx Europe Main 25 5-Year Index	(1.000)	Quarterly	06/20/2021	EUR 42,100	(814)	(407)	(1,221)	0	(21)

					$(5,231)	$(2,607)	$(7,838)	$0	$(100)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay(6)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD 19,400	$(169)	$16	$(153)	$20	$0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$ 15,700	(112)	55	(57)	10	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024	16,200	558	36	594	30	0
Receive	3-Month USD-LIBOR	2.350	Semi-Annual	10/02/2025	14,800	(96)	(173)	(269)	29	0
Receive	3-Month USD-LIBOR	1.564	Semi-Annual	06/28/2026	6,500	(42)	380	338	13	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/30/2026	25,900	(151)	1,634	1,483	50	0
Receive	3-Month USD-LIBOR	1.515	Semi-Annual	06/30/2026	56,500	(364)	3,529	3,165	109	0
Receive	3-Month USD-LIBOR	1.555	Semi-Annual	06/30/2026	59,800	(389)	3,540	3,151	115	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	286,590	(7,678)	18,678	11,000	539	0
Pay	3-Month USD-LIBOR	2.222	Semi-Annual	05/24/2027	66,900	(391)	363	(28)	0	(122)
Receive	3-Month USD-LIBOR	2.288	Semi-Annual	06/01/2027	22,500	0	(120)	(120)	41	0
Receive	3-Month USD-LIBOR	2.338	Semi-Annual	06/12/2027	16,600	(96)	(62)	(158)	31	0
Receive	3-Month USD-LIBOR	2.635	Semi-Annual	06/19/2027	21,200	(292)	(479)	(771)	40	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	14,400	1,247	(310)	937	25	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	71,400	(3,326)	3,892	566	0	(120)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	30,100	5,462	(207)	5,255	0	(58)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	3,100	0	124	124	0	(6)
Receive(6)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048	2,800	0	40	40	0	(5)
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP 196,000	306	(75)	231	26	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020	196,000	162	59	221	0	(25)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	4,500	(297)	156	(141)	0	(35)
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN 907,500	(11)	(35)	(46)	0	(20)
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018	857,200	0	(38)	(38)	0	(20)
Pay	28-Day MXN-TIIE	8.300	Lunar	02/07/2019	211,800	2,192	(2,018)	174	0	(4)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	29,700	0	24	24	0	(3)
Pay	28-Day MXN-TIIE	5.750	Lunar	06/05/2023	28,000	40	(123)	(83)	0	(3)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036	230,400	(2)	1,286	1,284	0	(54)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036	45,200	5	255	260	0	(10)

						$(3,444)	$30,427	$26,983	$1,078	$(485)

Total Swap Agreements						$(8,937)	$28,127	$19,190	$1,078	$(585)

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,387	$1,078	$2,465	$0	$(182)	$(585)	$(767)

(k)	Securities with an aggregate market value of $34,005 and cash of $4,722 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	CAD	18,095		$14,868	$366	$0
	10/2017	EUR	10,295		12,267	99	0
	10/2017		$44,878	EUR	38,282	368	0
	11/2017	EUR	38,282		$44,951	0	(367)
BPS	11/2017	GBP	265		359	3	0
GLM	10/2017	CAD	1,078		864	0	0
	10/2017		$483	RUB	28,288	6	0
	11/2017		1,430	GBP	1,097	42	0
	12/2017		505	MXN	9,078	0	(12)
HUS	11/2017		28,207	GBP	20,877	0	(196)
	12/2017	MXN	23,696		$1,295	8	0
JPM	10/2017	EUR	27,987		33,602	525	0
	11/2017		$14,898	JPY	1,640,700	0	(289)
NAB	10/2017		15,488	CAD	19,173	0	(122)
	11/2017	CAD	19,173		$15,492	123	0
SCX	12/2017	TWD	456,363		15,150	86	0

Total Forward Foreign Currency Contracts						$1,626	$(986)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	12/27/2017	$ 32,200	$ 111	$179
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	11,600	1,005	739
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.560	10/12/2017	53,200	240	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/30/2019	5,700	344	537
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018	593,500	461	92
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	1,099,200	742	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	7,400	666	525
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	61,100	34	0
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.680	11/30/2017	28,800	140	12
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	79,700	4,981	7,499
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	43,000	4,300	3,157
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	26,000	2,366	1,845
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	612,700	349	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	31,400	1,727	2,214

							$17,466	$16,802

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$255,400	$114	$115

Total Purchased Options						$17,580	$16,917

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$	55,600	$(1,014)	$(648)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/27/2017		32,200	(119)	(62)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/30/2019		28,500	(338)	(576)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	04/25/2018		593,500	(461)	(79)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		37,000	(666)	(576)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/30/2017		6,000	(145)	(33)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019		398,500	(4,981)	(8,041)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		345,300	(6,672)	(5,378)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019		157,000	(1,727)	(2,501)

								$(16,123)	$(17,894)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$	255,400	$(115)	$(115)
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.451	3-Month USD-LIBOR	09/21/2018		1,216,200	(1,307)	(1,393)

							$(1,422)	$(1,508)

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$	103.555	10/05/2017	$	32,700	$(79)	$(4)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		102.703	11/06/2017		40,700	(89)	(119)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047		103.703	11/06/2017		40,700	(78)	(38)

							$(246)	$(161)

Total Written Options							$(18,158)	$(19,563)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	1.528%	$200	$(18)	$14	$0	$(4)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	400	(35)	27	0	(8)
DUB	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.267	2,300	32	30	62	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114	6,800	(195)	166	0	(29)
HUS	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.923	5,500	(88)	107	19	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	500	(42)	31	0	(11)
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	8,630	(447)	268	0	(179)

							$(793)	$643	$81	$(231)

Total Swap Agreements							$(793)	$643	$81	$(231)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$833	$918	$0	$1,751	$(367)	$(710)	$(4)	$(1,081)	$670	$(620)	$50
BPS	3	540	0	543	0	(576)	0	(576)	(33)	0	(33)
BRC	0	0	0	0	0	0	(8)	(8)	(8)	0	(8)
CBK	0	92	0	92	0	(79)	0	(79)	13	18	31
DUB	0	640	62	702	0	(691)	0	(691)	11	0	11
GLM	48	0	0	48	(12)	0	0	(12)	36	0	36
GST	0	0	0	0	0	0	(29)	(29)	(29)	0	(29)
HUS	8	0	19	27	(196)	0	0	(196)	(169)	0	(169)
JPM	525	12	0	537	(289)	(194)	(11)	(494)	43	0	43
MYC	0	12,501	0	12,501	0	(14,812)	0	(14,812)	(2,311)	324	(1,987)
NAB	123	0	0	123	(122)	0	0	(122)	1	0	1
RYL	0	2,214	0	2,214	0	(2,501)	0	(2,501)	(287)	(190)	(477)
SCX	86	0	0	86	0	0	0	0	86	0	86
UAG	0	0	0	0	0	0	(179)	(179)	(179)	207	28

Total Over the Counter	$1,626	$16,917	$81	$18,624	$(986)	$(19,563)	$(231)	$(20,780)

(m)	Securities with an aggregate market value of $1,922 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,387	$1,387
Swap Agreements	0	0	0	0	1,078	1,078

	$0	$0	$0	$0	$2,465	$2,465

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,626	$0	$1,626
Purchased Options	0	0	0	0	16,917	16,917
Swap Agreements	0	81	0	0	0	81

	$0	$81	$0	$1,626	$16,917	$18,624

	$0	$81	$0	$1,626	$19,382	$21,089

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$182	$182
Swap Agreements	0	100	0	0	485	585

	$0	$100	$0	$0	$667	$767

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$986	$0	$986
Written Options	0	0	0	0	19,563	19,563
Swap Agreements	0	231	0	0	0	231

	$0	$231	$0	$986	$19,563	$20,780

	$0	$331	$0	$986	$20,230	$21,547

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(102)	$(102)
Written Options	0	0	0	0	222	222
Futures	0	0	0	0	5,748	5,748
Swap Agreements	0	(1,747)	0	0	(783)	(2,530)

	$0	$(1,747)	$0	$0	$5,085	$3,338

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,678	$0	$1,678
Purchased Options	0	0	0	0	(3,489)	(3,489)
Written Options	0	0	0	0	3,887	3,887
Swap Agreements	0	128	0	0	0	128

	$0	$128	$0	$1,678	$398	$2,204

	$0	$(1,619)	$0	$1,678	$5,483	$5,542

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$78	$78
Futures	0	0	0	0	745	745
Swap Agreements	0	(1,597)	0	0	(8,741)	(10,338)

	$0	$(1,597)	$0	$0	$(7,918)	$(9,515)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,483)	$0	$(2,483)
Purchased Options	0	0	0	0	(6,431)	(6,431)
Written Options	0	0	0	0	10,350	10,350
Swap Agreements	0	425	0	0	0	425

	$0	$425	$0	$(2,483)	$3,919	$1,861

	$0	$(1,172)	$0	$(2,483)	$(3,999)	$(7,654)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,434	$8,503	$9,937
Corporate Bonds & Notes
Banking & Finance	0	635,451	0	635,451
Industrials	0	903,576	0	903,576
Utilities	0	413,742	0	413,742
Municipal Bonds & Notes
California	0	30,078	0	30,078
Colorado	0	1,385	0	1,385
Georgia	0	23,886	0	23,886
Illinois	0	14,220	0	14,220
Kansas	0	2,925	0	2,925
Mississippi	0	4,032	0	4,032
New Mexico	0	1,044	0	1,044
Ohio	0	15,285	0	15,285
Pennsylvania	0	1,144	0	1,144
Texas	0	20,933	0	20,933
West Virginia	0	7,584	0	7,584
U.S. Government Agencies	0	325,306	0	325,306
U.S. Treasury Obligations	0	1,280,654	0	1,280,654
Non-Agency Mortgage-Backed Securities	0	183,379	0	183,379
Asset-Backed Securities	0	51,683	3,400	55,083
Sovereign Issues	0	119,568	0	119,568
Common Stocks
Financials	228	0	0	228
Convertible Preferred Securities
Banking & Finance	0	20,123	0	20,123
Preferred Securities
Industrials	500	0	0	500
Utilities	4,070	1,187	0	5,257
Short-Term Instruments
Repurchase Agreements	0	3,004	0	3,004
U.S. Treasury Bills	0	769	0	769

	$4,798	$4,062,392	$11,903	$4,079,093

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,701	$0	$0	$8,701

Total Investments	$13,499	$4,062,392	$11,903	$4,087,794

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(62,937)	$0	$(62,937)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,387	1,078	0	2,465
Over the counter	115	18,509	0	18,624

	$1,502	$19,587	$0	$21,089

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(182)	(585)	0	(767)
Over the counter	(115)	(20,665)	0	(20,780)

	$(297)	$(21,250)	$0	$(21,547)

Total Financial Derivative Instruments	$1,205	$(1,663)	$0	$(458)

Totals	$14,704	$3,997,792	$11,903	$4,024,399

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.2%

CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 0.4%
Wells Fargo & Co.
2.541% (US0003M + 1.230%) due 10/31/2023 ~	$6,000	$6,141

INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,800	1,774
3.100% due 04/07/2030	1,800	1,789
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,216	5,362

		8,925

UTILITIES 0.3%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	5,400	5,486

Total Corporate Bonds & Notes (Cost $20,208)		20,552

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	868

Total Municipal Bonds & Notes (Cost $710)		868

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	9,090
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	219	215
1.434% (LIBOR01M + 0.200%) due 03/18/2031 ~	29	29
1.687% (LIBOR01M + 0.450%) due 10/25/2030 ~	3	3
2.029% (12MTA + 1.200%) due 03/01/2044 ~	197	200
2.030% (12MTA + 1.200%) due 06/01/2043 ~	252	257
2.137% (LIBOR01M + 0.900%) due 04/25/2032 ~	26	26
2.287% (LIBOR01M + 1.050%) due 03/25/2022 ~	24	24
2.642% (12MTA + 1.875%) due 10/01/2024 ~	27	27
2.750% due 11/01/2031	1,778	1,753
2.790% due 04/01/2030	2,169	2,125
2.826% (H15T1Y + 2.257%) due 02/01/2028 ~	4	4
2.840% (H15T1Y + 1.984%) due 04/01/2028 ~	22	23
2.891% (H15T1Y + 2.125%) due 11/01/2023 ~	10	10
2.897% (H15T1Y + 2.315%) due 05/01/2025 ~	4	4
3.123% (H15T1Y + 2.496%) due 12/01/2027 ~	26	27
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	4	4
3.237% (US0012M + 1.777%) due 11/01/2034 ~	72	76
3.311% (US0012M + 1.561%) due 07/01/2035 ~	64	67
3.500% due 06/25/2044	2,673	2,715
4.000% (US0006M + 2.125%) due 10/01/2024 ~	1	1
4.000% due 09/25/2044 - 10/25/2044	13,544	14,281
4.250% due 04/25/2037	501	533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 10/25/2023 - 06/25/2025	$2,358	$2,501
5.380% due 07/01/2033	1,903	1,950
5.625% due 04/17/2028	200	252
6.000% due 05/17/2027	244	266
6.500% due 02/01/2022 - 08/01/2037	1,176	1,307
6.750% due 06/25/2032	1,636	1,894
6.900% due 05/25/2023	36	39
6.950% due 07/25/2020	4	5
7.000% due 12/25/2022 - 03/01/2038	1,504	1,658
7.800% due 10/25/2022	5	5
9.000% due 06/01/2027 - 11/01/2030	30	32
Federal Farm Credit Bank
5.125% due 07/09/2029	675	815
5.750% due 12/07/2028	500	637
Federal Housing Administration
6.896% due 07/01/2020	120	120
7.000% due 11/25/2019	20	20
7.430% due 10/01/2022 - 01/01/2024	17	17
Freddie Mac
1.634% (LIBOR01M + 0.400%) due 01/15/2033 ~	52	52
1.734% (LIBOR01M + 0.500%) due 04/15/2029 - 12/15/2032 ~	47	47
1.784% (LIBOR01M + 0.550%) due 06/15/2031 ~	21	21
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	23	23
2.030% (12MTA + 1.200%) due 10/25/2044 ~	2,570	2,614
2.230% (12MTA + 1.400%) due 07/25/2044 ~	660	670
2.234% (LIBOR01M + 1.000%) due 09/15/2021 ~	20	20
2.762% (H15T1Y + 2.137%) due 01/01/2028 ~	20	21
2.771% (H15T1Y + 2.146%) due 01/01/2028 ~	11	11
2.869% (H15T1Y + 2.244%) due 02/01/2028 ~	39	39
2.881% (H15T1Y + 2.131%) due 10/01/2026 ~	14	14
3.000% (H15T1Y + 2.125%) due 05/01/2022 ~	2	2
3.055% (H15T1Y + 2.198%) due 06/01/2022 ~	1	1
3.075% (H15T1Y + 2.200%) due 09/01/2027 ~	19	19
3.500% due 05/15/2042	5,490	5,507
4.000% due 07/15/2042	4,196	4,471
4.000% (LIBOR01M + 12.000%) due 12/15/2042 ~	4,716	4,334
4.500% due 02/15/2035 - 07/15/2035	3,673	3,858
5.500% due 07/15/2033 - 06/15/2035	6,898	8,565
6.000% due 05/15/2028 - 09/15/2029	38	43
6.250% due 09/15/2023	408	428
6.500% due 08/01/2022 - 10/25/2043	440	487
6.750% due 03/15/2031	100	144
7.000% due 07/15/2022 - 01/15/2024	95	104
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	72	75
2.186% (LIBOR01M + 0.950%) due 03/20/2031 ~	222	226
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 11/20/2027 ~	87	89
2.375% (H15T1Y + 1.500%) due 03/20/2023 - 01/20/2028 ~	100	104
2.500% (H15T1Y + 1.500%) due 12/20/2020 - 03/20/2025 ~	5	5
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2032 ~	300	309
3.000% (H15T1Y + 1.500%) due 12/20/2017 - 08/20/2018 ~	2	2
3.500% (H15T1Y + 1.500%) due 03/20/2021 ~	3	3
4.000% due 08/20/2044 - 09/20/2044	27,799	30,108
6.000% due 08/20/2033	1,970	2,301
6.500% due 08/20/2034 - 09/20/2034	13	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~	$532	$533
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030	47,244	32,823
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029	12,439	9,065
Small Business Administration
5.240% due 08/01/2023	499	529
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	7,400	4,930

Total U.S. Government Agencies (Cost $141,914)		155,624

U.S. TREASURY OBLIGATIONS 105.7%
U.S. Treasury Bonds
2.250% due 08/15/2046	2,600	2,285
2.500% due 02/15/2045	47,600	44,380
2.750% due 08/15/2042	3,500	3,457
2.750% due 11/15/2042	29,000	28,616
2.750% due 08/15/2047	59,500	58,176
2.875% due 05/15/2043 (e)	80,220	80,830
2.875% due 08/15/2045	4,200	4,217
2.875% due 11/15/2046 (e)	12,379	12,415
3.000% due 05/15/2042	35,070	36,265
3.000% due 05/15/2045	119,800	123,305
3.000% due 11/15/2045	680	700
3.000% due 05/15/2047 (e)	45,430	46,722
3.125% due 02/15/2043 (e)	133,840	141,157
3.375% due 05/15/2044	102,300	112,724
3.500% due 02/15/2039	1,120	1,264
3.625% due 08/15/2043 (e)	113,200	129,826
3.625% due 02/15/2044 (e)	113,200	130,027
3.750% due 11/15/2043 (e)	278,100	325,822
4.375% due 02/15/2038	43,890	55,758
4.500% due 05/15/2038	12,700	16,399
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023	15,546	15,751
0.375% due 01/15/2027	4,530	4,475
0.375% due 07/15/2027 (e)	14,310	14,170
0.750% due 02/15/2045	1,351	1,289
1.375% due 02/15/2044	2,426	2,678
1.750% due 01/15/2028	16,268	18,214
2.500% due 01/15/2029	2,007	2,423
U.S. Treasury Notes
1.375% due 08/31/2023	100	96
1.500% due 03/31/2023 (g)	10,600	10,317
1.625% due 05/31/2023 (i)	1,390	1,360
1.750% due 04/30/2022 (g)	47,100	46,800
1.750% due 06/30/2022 (e)	45,000	44,664
1.750% due 01/31/2023	51,950	51,309
1.875% due 08/31/2022	50,300	50,160
2.000% due 10/31/2021 (g)	27,400	27,593
2.125% due 07/31/2024	4,800	4,791
2.250% due 01/31/2024	1,400	1,412
U.S. Treasury STRIPS (b)
0.000% due 08/15/2034	5,100	3,219
0.000% due 11/15/2034	7,600	4,757
0.000% due 08/15/2035	2,500	1,529
0.000% due 11/15/2036	5,100	2,994
0.000% due 05/15/2037	2,100	1,214
0.000% due 08/15/2043	21,300	10,042

Total U.S. Treasury Obligations (Cost $1,676,312)		1,675,602

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046 ~	9,800	10,546
Bear Stearns Adjustable Rate Mortgage Trust
3.055% due 04/25/2033 ~	30	31
3.551% due 02/25/2033 ~	13	12
3.560% due 01/25/2034 ~	69	71
3.576% due 02/25/2034 ~	172	175

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~	$506	$451
Bear Stearns Mortgage Securities, Inc.
3.669% due 06/25/2030 ~	1	1
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,805
Countrywide Alternative Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2047 ~	563	545
1.447% (US0001M + 0.210%) due 05/25/2035 ~	496	469
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~	98	90
1.877% (US0001M + 0.640%) due 03/25/2035 ~	781	688
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,379
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	76	78
6.500% due 04/25/2033	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	116	117
Credit Suisse Mortgage Capital Certificates
1.404% (US0001M + 0.170%) due 11/27/2036 ~	5,368	5,343
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,681
HarborView Mortgage Loan Trust
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	502	414
1.677% (US0001M + 0.440%) due 05/19/2035 ~	446	419
3.628% due 07/19/2035 ^~	218	202
Impac CMB Trust
1.737% (US0001M + 0.500%) due 10/25/2035 ~	2,238	2,027
JPMorgan Chase Commercial Mortgage Securities Corp.
2.064% (LIBOR01M + 0.830%) due 07/15/2034 ~	3,100	3,108
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	4,400	4,457
JPMorgan Mortgage Trust
3.520% due 07/25/2035 ~	229	237
Motel 6 Trust
2.154% due 08/15/2034 ~	5,600	5,619
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.378% due 10/25/2035 ~	1,942	1,919
Residential Accredit Loans, Inc. Trust
1.537% (US0001M + 0.300%) due 08/25/2035 ~	414	370
6.000% due 06/25/2036	1,060	966
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~	286	271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.937% (US0001M + 0.700%) due 10/19/2026 ~	$12	$12
1.996% (US0001M + 0.760%) due 10/20/2027 ~	6	5
Structured Adjustable Rate Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 05/25/2037 ~	1,296	1,186
Structured Asset Mortgage Investments Trust
1.457% (US0001M + 0.220%) due 05/25/2036 ~	168	155
1.897% (US0001M + 0.660%) due 09/19/2032 ~	10	10
2.077% (US0001M + 0.840%) due 10/19/2033 ~	137	128
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~	34	33
1.547% (US0001M + 0.310%) due 01/25/2045 ~	545	533
1.640% (12MTA + 0.810%) due 12/25/2046 ~	590	581
1.889% (12MTA + 1.000%) due 02/25/2046 ~	974	958
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	354	347
2.289% (12MTA + 1.400%) due 06/25/2042 ~	25	25
2.289% (12MTA + 1.400%) due 08/25/2042 ~	17	16

Wells Fargo Mortgage-Backed Securities Trust
3.177% due 03/25/2036 ~	581	587

Total Non-Agency Mortgage-Backed Securities (Cost $64,248)		64,070

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	22	21
Bear Stearns Asset-Backed Securities Trust
1.897% (US0001M + 0.660%) due 10/25/2032 ~	52	51
2.237% (US0001M + 1.000%) due 11/25/2042 ~	311	310
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~	30	29
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	15	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~	261	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	$173	$76
Specialty Underwriting & Residential Finance Trust
2.037% (US0001M + 0.800%) due 10/25/2035 ~	1,881	1,842
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	593	595
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	106	58

Total Asset-Backed Securities (Cost $3,366)		3,280

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.0%
		785

U.S. TREASURY BILLS 0.1%
1.017% due 01/04/2018 (a)(b)(e)	1,569	1,565

Total Short-Term Instruments (Cost $2,350)		2,350

Total Investments in Securities (Cost $1,909,108)		1,922,346

	SHARES
INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	4,169,192	41,212

Total Short-Term Instruments (Cost $41,217)		41,212

Total Investments in Affiliates (Cost $41,217)		41,212

Total Investments 123.8% (Cost $1,950,325)		$1,963,558

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $8,042)		(711)

Other Assets and Liabilities, net (23.8)%		(377,155)

Net Assets 100.0%		$1,585,692

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$785	Freddie Mac 1.700% due 09/29/2020	$(803)	$785	$785

Total Repurchase Agreements						$(803)	$785	$785

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.150%	09/07/2017	10/10/2017	$(14,425)	$(14,437)
GRE	1.170	09/07/2017	10/12/2017	(1,933)	(1,934)
	1.280	08/18/2017	10/18/2017	(38,041)	(38,102)
	1.290	08/25/2017	10/06/2017	(21,547)	(21,577)
IND	1.240	08/16/2017	10/16/2017	(20,587)	(20,620)
	1.240	09/08/2017	10/16/2017	(18,910)	(18,926)
	1.260	08/30/2017	10/11/2017	(37,844)	(37,887)
	1.280	09/12/2017	10/12/2017	(3,290)	(3,292)
	1.280	09/15/2017	10/27/2017	(48,412)	(48,441)
RDR	1.230	08/11/2017	10/11/2017	(101,256)	(101,436)

Total Reverse Repurchase Agreements					$(306,652)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	1.280%	10/02/2017	10/25/2017	$(44,956)	$(44,920)
GSC	1.200	09/08/2017	10/12/2017	(2,262)	(2,261)
	1.220	09/11/2017	10/11/2017	(41,450)	(41,438)
	1.230	09/12/2017	10/12/2017	(3,192)	(3,191)
	1.280	09/28/2017	10/02/2017	(40,613)	(40,613)
TDM	1.200	08/07/2017	10/10/2017	(3,044)	(3,043)
UBS	1.200	08/02/2017	10/02/2017	(39,849)	(39,849)
	1.210	08/07/2017	10/06/2017	(8,010)	(8,009)
	1.210	08/08/2017	10/11/2017	(4,218)	(4,216)
	1.280	09/05/2017	12/04/2017	(7,713)	(7,696)

Total Sale-Buyback Transactions					$(195,236)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.2)%
Fannie Mae, TBA	3.000%	10/01/2047	$2,600	$(2,606)	$(2,607)
Fannie Mae, TBA	3.500	10/01/2047	11,400	(11,762)	(11,749)
Fannie Mae, TBA	3.500	11/01/2047	36,000	(37,138)	(37,034)

Total Short Sales (3.2)%				$(51,506)	$(51,390)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(14,437)	$0	$(14,437)	$14,170	$(267)
FICC	785	0	0	785	(803)	(18)
GRE	0	(61,613)	0	(61,613)	60,897	(716)

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
IND	$0	$(129,166)	$0	$(129,166)	$128,381	$(785)
RDR	0	(101,436)	0	(101,436)	100,242	(1,194)

Master Securities Forward Transaction Agreement
BPG	0	0	(44,920)	(44,920)	44,664	(256)
GSC	0	0	(87,503)	(87,503)	86,832	(671)
TDM	0	0	(3,043)	(3,043)	3,009	(34)
UBS	0	0	(59,770)	(59,770)	58,404	(1,366)

Total Borrowings and Other Financing Transactions	$785	$(306,652)	$(195,236)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(306,652)	$0	$0	$(306,652)

Total	$0	$(306,652)	$0	$0	$(306,652)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(187,540)	(7,696)	0	(195,236)

Total	$0	$(187,540)	$(7,696)	$0	$(195,236)

Total Borrowings	$0	$(494,192)	$(7,696)	$0	$(501,888)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(501,888)

(e)	Securities with an aggregate market value of $497,498 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(394,755) at a weighted average interest rate of 1.047%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(72) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	934	$154,227	$(2,380)	$380	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2017	842	$(181,622)	$331	$105	$0
U.S. Treasury 5-Year Note December Futures	12/2017	321	(37,718)	259	53	0
U.S. Treasury 10-Year Note December Futures	12/2017	48	(6,015)	62	11	0
U.S. Treasury 30-Year Bond December Futures	12/2017	431	(65,862)	878	0	(13)

				$1,530	$169	$(13)

Total Futures Contracts				$(850)	$549	$(13)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2024	$	13,500	$465	$30	$495	$25	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/30/2026		6,800	(30)	419	389	13	0
Receive	3-Month USD-LIBOR	1.515	Semi-Annual	06/30/2026		9,700	(56)	599	543	18	0
Receive	3-Month USD-LIBOR	1.555	Semi-Annual	06/30/2026		11,900	(114)	741	627	23	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		20,850	(541)	1,338	797	39	0
Pay	3-Month USD-LIBOR	2.222	Semi-Annual	05/24/2027		4,200	20	(18)	2	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		14,100	(1,711)	1,823	112	0	(24)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		52,600	10,600	(1,417)	9,183	0	(102)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		35,600	0	1,428	1,428	0	(66)

							$8,633	$4,943	$13,576	$126	$(192)

Total Swap Agreements							$8,633	$4,943	$13,576	$126	$(192)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$549	$126	$675	$0	$(13)	$(192)	$(205)

(g)	Securities with an aggregate market value of $10,918 and cash of $2,835 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	12/27/2017	$	17,500	$60	$97
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019		2,200	191	140
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.560	10/12/2017		31,200	141	2
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		339,200	263	53
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.680	11/30/2017		51,800	232	21
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		377,700	255	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,200	288	227
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		21,800	1,363	2,051
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		28,000	2,856	2,056
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		6,400	582	454
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		141,200	80	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		13,300	732	938

								$7,043	$6,039

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$137,200	$62	$62

Total Purchased Options						$7,105	$6,101

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	0

						$(217)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$	10,600	$(193)	$(124)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/27/2017		17,500	(65)	(34)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	04/25/2018		339,200	(263)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/30/2017		10,800	(237)	(59)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		16,000	(288)	(249)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019		109,000	(1,363)	(2,200)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		172,000	(3,438)	(2,679)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019		66,500	(731)	(1,059)

								$(6,578)	$(6,449)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$137,200	$(62)	$(62)
MYC	Call - OTC 1-Year Interest Rate Floor	0.451	3-Month USD-LIBOR	09/21/2018	600,900	(646)	(688)

						$(708)	$(750)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$	103.555	10/05/2017	$45,600	$(110)	$(6)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		102.703	11/06/2017	20,100	(44)	(59)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047		103.703	11/06/2017	20,100	(39)	(18)

						$(193)	$(83)

Total Written Options						$(7,696)	$(7,282)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$237	$0	$237	$0	$(158)	$0	$(158)	$79	$0	$79
BPS	0	2	0	2	0	0	0	0	2	0	2
CBK	0	74	0	74	0	(104)	0	(104)	(30)	169	139
DUB	0	289	0	289	0	(311)	0	(311)	(22)	0	(22)
JPM	0	0	0	0	0	(83)	0	(83)	(83)	0	(83)
MYC	0	4,561	0	4,561	0	(5,567)	0	(5,567)	(1,006)	275	(731)
RYL	0	938	0	938	0	(1,059)	0	(1,059)	(121)	(90)	(211)

Total Over the Counter	$0	$6,101	$0	$6,101	$0	$(7,282)	$0	$(7,282)

(i)	Securities with an aggregate market value of $964 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$549	$549
Swap Agreements	0	0	0	0	126	126

	$0	$0	$0	$0	$675	$675

Over the counter
Purchased Options	$0	$0	$0	$0	$6,101	$6,101

	$0	$0	$0	$0	$6,776	$6,776

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	0	0	0	192	192

	$0	$0	$0	$0	$205	$205

Over the counter
Written Options	$0	$0	$0	$0	$7,282	$7,282

	$0	$0	$0	$0	$7,487	$7,487

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(62)	$(62)
Written Options	0	0	0	0	104	104
Futures	0	0	0	0	5,191	5,191
Swap Agreements	0	0	0	0	(3,956)	(3,956)

	$0	$0	$0	$0	$1,277	$1,277

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,265)	$(1,265)
Written Options	0	0	0	0	1,427	1,427
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$162	$163

	$0	$1	$0	$0	$1,439	$1,440

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$48	$48
Futures	0	0	0	0	(608)	(608)
Swap Agreements	0	0	0	0	(390)	(390)

	$0	$0	$0	$0	$(950)	$(950)

Over the counter
Purchased Options	$0	$0	$0	$0	$(2,579)	$(2,579)
Written Options	0	0	0	0	3,978	3,978

	$0	$0	$0	$0	$1,399	$1,399

	$0	$0	$0	$0	$449	$449

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,141	$0	$6,141
Industrials	0	8,925	0	8,925
Utilities	0	5,486	0	5,486
Municipal Bonds & Notes
New York	0	868	0	868
U.S. Government Agencies	0	155,624	0	155,624
U.S. Treasury Obligations	0	1,675,602	0	1,675,602
Non-Agency Mortgage-Backed Securities	0	64,070	0	64,070
Asset-Backed Securities	0	3,280	0	3,280
Short-Term Instruments
Repurchase Agreements	0	785	0	785
U.S. Treasury Bills	0	1,565	0	1,565

	$0	$1,922,346	$0	$1,922,346

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,212	$0	$0	$41,212

Total Investments	$41,212	$1,922,346	$0	$1,963,558

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(51,390)	$0	$(51,390)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	549	126	0	675
Over the counter	62	6,039	0	6,101

	$611	$6,165	$0	$6,776

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(192)	0	(205)
Over the counter	0	(7,282)	0	(7,282)

	$(13)	$(7,474)	$0	$(7,487)

Total Financial Derivative Instruments	$598	$(1,309)	$0	$(711)

Totals	$41,810	$1,869,647	$0	$1,911,457

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO Moderate Duration Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		$998	$1,009

Total Loan Participations and Assignments (Cost $993)			1,009

CORPORATE BONDS & NOTES 30.3%

BANKING & FINANCE 26.8%
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		2,500	2,670
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,128
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,448
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(a)	EUR	1,400	515
4.750% due 01/15/2018 ^(a)		1,400	515
Bank of America Corp.
2.650% due 04/01/2019		$1,800	1,817
5.650% due 05/01/2018		2,900	2,967
5.700% due 01/24/2022		900	1,013
6.875% due 04/25/2018		9,500	9,775
Barclays Bank PLC
7.625% due 11/21/2022		200	230
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		3,300	3,403
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		4,800	5,014
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,600	9,779
Blackstone CQP Holdco LP
6.500% due 03/20/2021		6,200	6,293
BRFkredit A/S
1.000% due 01/01/2018	DKK	49,600	7,916
2.000% due 10/01/2017		20,000	3,177
Citigroup, Inc.
2.274% (US0003M + 0.960%) due 04/25/2022 ~		$4,100	4,127
2.350% due 08/02/2021		6,000	5,973
2.750% due 04/25/2022		4,100	4,114
Cooperatieve Rabobank UA
11.000% (US0003M + 10.868%) due 06/30/2019 ~(g)		1,300	1,474
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,960
3.450% due 04/16/2021		3,000	3,081
3.594% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,939
3.800% due 09/15/2022		2,000	2,078
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,613
3.219% (US0003M + 1.910%) due 05/10/2019 ~		7,400	7,560
Ford Motor Credit Co. LLC
1.724% due 12/06/2017		300	300
2.240% due 06/15/2018		1,700	1,706
2.551% due 10/05/2018		7,634	7,685
3.200% due 01/15/2021		2,400	2,450
General Motors Financial Co., Inc.
3.200% due 07/13/2020		4,900	5,026
3.700% due 11/24/2020		500	518
6.750% due 06/01/2018		4,000	4,130
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		500	511
HCP, Inc.
4.000% due 12/01/2022		2,500	2,631
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,606

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Holdings PLC
3.400% due 03/08/2021		$200	$206
5.100% due 04/05/2021		300	326
International Lease Finance Corp.
3.875% due 04/15/2018		100	101
7.125% due 09/01/2018		100	105
iStar, Inc.
4.875% due 07/01/2018		1,500	1,519
JPMorgan Chase & Co.
1.864% (US0003M + 0.550%) due 04/25/2018 ~		500	501
2.400% due 06/07/2021		5,100	5,119
2.550% due 03/01/2021		3,000	3,031
2.796% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,336
4.350% due 08/15/2021		1,900	2,036
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		3,400	3,462
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(g)		2,600	3,524
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)	GBP	400	601
MMcapS Funding Ltd.
1.619% (US0003M + 0.290%) due 12/26/2039 ~		$523	434
Morgan Stanley
3.875% due 01/27/2026		1,900	1,974
National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,203
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	50,000	6,393
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	119,700	19,160
2.000% due 10/01/2017		18,800	2,986
Nykredit Realkredit A/S
1.000% due 01/01/2018		17,900	2,853
1.000% due 04/01/2018		179,400	28,716
2.000% due 10/01/2017		7,300	1,159
2.000% due 04/01/2018		81,200	13,056
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$800	832
7.250% due 12/15/2021		700	732
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,023
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	306,000	48,977
2.000% due 01/01/2018		30,000	4,793
2.000% due 04/01/2018		55,600	8,940
Royal Bank of Canada
2.300% due 03/22/2021		$3,500	3,513
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(g)		9,100	10,397
Santander Holdings USA, Inc.
2.700% due 05/24/2019		3,600	3,629
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,146
SL Green Realty Corp.
7.750% due 03/15/2020		700	780
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,925
Stadshypotek AB
2.500% due 09/18/2019	SEK	59,000	7,611
Sumitomo Mitsui Banking Corp.
1.976% (US0003M + 0.670%) due 10/19/2018 ~		$4,000	4,019
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,660
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,381	2,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toronto-Dominion Bank
2.500% due 01/18/2023	$5,500	$5,536
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~	2,500	2,505
1.897% (US0003M + 0.580%) due 06/08/2020 ~	3,800	3,817
2.166% (US0003M + 0.850%) due 06/01/2020 ~	1,100	1,114
5.125% due 05/15/2024	5,800	6,202
7.625% due 08/17/2022	250	295
UBS Group Funding Switzerland AG
3.000% due 04/15/2021	4,200	4,260
4.125% due 09/24/2025	100	105
Wells Fargo & Co.
1.773% (US0003M + 0.460%) due 04/22/2019 ~	7,100	7,124

		370,928

INDUSTRIALS 1.9%
Allergan Funding SCS
2.350% due 03/12/2018	100	100
2.390% (US0003M + 1.080%) due 03/12/2018 ~	2,900	2,910
Altice Financing S.A.
7.500% due 05/15/2026	200	221
Amazon.com, Inc.
1.900% due 08/21/2020	2,800	2,808
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	4,200	4,217
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022	11	13
Dell International LLC
4.420% due 06/15/2021	2,100	2,206
5.450% due 06/15/2023	2,000	2,196
HCA, Inc.
3.750% due 03/15/2019	500	512
Imperial Brands Finance PLC
2.050% due 02/11/2018	1,400	1,401
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,000	1,000
Prime Security Services Borrower LLC
9.250% due 05/15/2023	100	111
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,500	3,494
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	4,200	4,230

		25,419

UTILITIES 1.6%
AT&T, Inc.
2.263% (US0003M + 0.930%) due 06/30/2020 ~	6,300	6,388
3.000% due 06/30/2022	100	101
BP Capital Markets PLC
1.659% (US0003M + 0.350%) due 08/14/2018 ~	3,800	3,810
Verizon Communications, Inc.
3.376% due 02/15/2025	12,146	12,228

		22,527

Total Corporate Bonds & Notes (Cost $405,396)		418,874

MUNICIPAL BONDS & NOTES 0.7%

ALABAMA 0.3%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	4,000	4,083

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$1,800	$2,068
7.750% due 01/01/2042	100	108
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,976
5.633% due 01/01/2020	800	821
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.539% due 01/01/2019	195	199

		5,172

Total Municipal Bonds & Notes (Cost $8,889)		9,255

U.S. GOVERNMENT AGENCIES 19.4%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	377	370
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	5,264	5,278
1.717% (LIBOR01M + 0.480%) due 11/25/2040 ~	599	603
1.787% (LIBOR01M + 0.550%) due 06/25/2041 ~	3,662	3,691
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	157	160
2.029% (12MTA + 1.200%) due 10/01/2044 ~	35	35
2.310% due 08/01/2022	200	201
2.700% (US0006M + 1.306%) due 04/01/2027 ~	2	2
2.817% (US0006M + 1.403%) due 03/01/2034 ~	14	15
3.015% (US0012M + 1.265%) due 05/01/2037 ~	12	13
3.274% (US0012M + 1.660%) due 02/01/2035 ~	20	21
3.318% (US0012M + 1.564%) due 10/01/2037 ~	20	21
3.335% (US0012M + 1.835%) due 11/01/2035 ~	1	1
3.373% (US0012M + 1.623%) due 09/01/2036 ~	9	9
3.380% (US0012M + 1.755%) due 02/01/2037 ~	9	9
3.422% (US0012M + 1.732%) due 05/01/2038 ~	2,509	2,653
3.474% (US0012M + 1.650%) due 05/01/2037 ~	5	6
3.581% (US0012M + 1.715%) due 06/01/2035 ~	1,188	1,252
3.586% (US0012M + 1.795%) due 06/01/2036 ~	18	19
4.000% due 03/01/2029 - 12/01/2031	4,087	4,335
4.500% due 08/01/2018 - 07/01/2042	1,463	1,565
5.000% (COF 11 + 1.250%) due 01/01/2027 ~	5	5
5.000% due 07/01/2029 - 04/01/2039	1,753	1,913
5.500% due 02/01/2022 - 07/01/2041	9,808	10,945
6.000% due 11/01/2017 - 10/01/2040	817	926
6.500% due 12/01/2017 - 06/25/2044	24,507	27,477
6.500% due 12/25/2042 ~	134	144
7.000% due 08/01/2022 - 09/01/2031	5	5
7.500% due 11/01/2027 - 07/25/2041	11	12
8.000% due 11/01/2019 - 08/01/2031	6	7
Fannie Mae, TBA
3.000% due 11/01/2047	52,000	52,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2047 - 12/01/2047	$44,000	$45,236
4.000% due 10/01/2047 - 11/01/2047	74,000	77,872
5.500% due 10/01/2047	1,000	1,107
Freddie Mac
1.464% (LIBOR01M + 0.230%) due 02/15/2019 ~	1	1
1.734% (LIBOR01M + 0.500%) due 10/15/2040 ~	4,309	4,309
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~	220	222
3.685% (US0012M + 1.863%) due 05/01/2037 ~	26	28
3.823% (H15T1Y + 3.028%) due 05/01/2035 ~	33	36
4.500% due 11/01/2029 - 05/01/2036	3,993	4,295
5.000% due 10/01/2033 - 07/01/2041	193	211
5.500% due 07/01/2019 - 07/01/2038	465	517
6.000% due 03/01/2020 - 11/01/2037	177	199
6.500% due 12/01/2021 - 07/25/2043	35	40
7.000% due 04/01/2032 - 01/01/2033	20	22
8.500% due 04/15/2025	48	56
Ginnie Mae
1.831% (US0001M + 0.600%) due 08/20/2065 ~	3,656	3,650
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	129	130
2.125% (H15T1Y + 1.500%) due 07/20/2034 ~	30	31
2.250% (H15T1Y + 1.500%) due 11/20/2025 ~	3	3
2.375% (H15T1Y + 1.500%) due 03/20/2028 ~	101	105
2.625% (H15T1Y + 1.500%) due 06/20/2032 ~	2	2
2.750% (H15T1Y + 2.000%) due 11/20/2034 ~	3	3
3.000% (H15T1Y + 1.500%) due 03/20/2020 ~	1	1
3.500% due 02/15/2045	2,226	2,318
5.500% due 11/20/2032	6,542	7,182
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	16	19
7.000% due 07/15/2031 - 12/15/2032	17	19
9.500% due 08/15/2021 - 12/15/2021	2	1
Small Business Administration
4.340% due 03/01/2024	9	9
4.727% due 02/10/2019	4,614	4,754
4.750% due 07/01/2025	2,188	2,291
5.130% due 09/01/2023	2	2

Total U.S. Government Agencies (Cost $264,185)		268,452

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Bonds
2.250% due 08/15/2046 (m)	1,900	1,670
2.500% due 02/15/2046 (m)	2,700	2,510
2.750% due 08/15/2042 (m)	200	198
2.750% due 08/15/2047 (m)	1,600	1,564
2.875% due 05/15/2043 (i)	17,800	17,935
3.125% due 02/15/2043 (m)	3,200	3,375
3.625% due 08/15/2043 (i)	8,700	9,978
3.750% due 11/15/2043 (k)(m)	7,300	8,553
4.250% due 05/15/2039 (i)(k)(m)	2,400	3,001
4.375% due 05/15/2040	100	127
4.625% due 02/15/2040 (k)	3,400	4,474
U.S. Treasury Inflation Protected Securities (f)
2.000% due 01/15/2026 (k)	7,822	8,796
2.500% due 01/15/2029 (k)(m)	11,173	13,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.750% due 09/30/2022 (m)	$3,200	$3,170
1.875% due 07/31/2022 (i)	18,900	18,855
1.875% due 10/31/2022 (m)	5,600	5,579
2.000% due 08/31/2021 (m)	800	806
2.000% due 07/31/2022 (m)	1,200	1,205
2.000% due 09/30/2024	32,400	32,306
2.125% due 05/15/2025 (m)	50	50
2.250% due 08/15/2027	33,950	33,708
2.375% due 05/15/2027 (i)	18,680	18,753

Total U.S. Treasury Obligations (Cost $192,252)		190,103

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
3.590% due 10/25/2035 ^~	56	53
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	444	455
Banc of America Funding Trust
1.476% (US0001M + 0.240%) due 05/20/2035 ~	3,042	3,009
3.228% due 02/20/2036 ~	267	265
3.333% due 05/25/2035 ~	4,355	4,566
Banc of America Mortgage Trust
3.585% due 02/25/2034 ~	58	58
Bear Stearns Adjustable Rate Mortgage Trust
2.979% due 02/25/2033 ~	8	8
3.092% due 04/25/2033 ~	19	19
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	284	287
3.423% due 01/25/2035 ~	52	52
3.551% due 02/25/2033 ~	25	24
3.576% due 02/25/2034 ~	49	50
3.636% (US0012M + 1.950%) due 03/25/2035 ~	73	74
3.676% due 10/25/2036 ^~	1,203	1,151
3.743% due 07/25/2034 ~	42	42
Bear Stearns ALT-A Trust
1.777% (US0001M + 0.540%) due 08/25/2035 ~	2,932	2,885
3.255% due 10/25/2033 ~	18	18
3.385% due 10/25/2035 ~	3,017	2,976
3.452% due 09/25/2035 ~	472	421
3.564% due 05/25/2035 ~	1,311	1,320
Chase Mortgage Finance Trust
3.486% due 02/25/2037 ~	218	217
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036	253	265
Citigroup Commercial Mortgage Trust
2.077% due 07/15/2032 ~	3,500	3,504
2.515% (LIBOR01M + 1.280%) due 07/15/2027 ~	1,900	1,902
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	2,243	2,276
3.573% due 03/25/2034 ~	38	38
CitiMortgage Alternative Loan Trust
1.887% (US0001M + 0.650%) due 12/25/2036 ~	2,673	2,199
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 05/25/2047 ~	611	554
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	3,400	2,852
1.507% (US0001M + 0.270%) due 08/25/2035 ~	3,333	2,382
1.889% (12MTA + 1.000%) due 12/25/2035 ~	63	59
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	87	87
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~	72	66
3.165% due 11/25/2034 ~	589	587

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.358% due 02/20/2035 ~		$637	$644
3.491% due 03/25/2034 ~		648	642
5.000% due 08/25/2019		8	8
5.500% due 09/25/2035 ^		2,380	2,358
Credit Suisse Commercial Mortgage Trust
6.514% due 02/15/2041 ~		1,876	1,875
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		17	16
Eurohome UK Mortgages PLC
0.477% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	1,675	2,186
Eurosail PLC
0.452% (BP0003M + 0.150%) due 03/13/2045 ~		4,480	5,889
0.487% (BP0003M + 0.160%) due 12/15/2044 ~		239	316
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$153	156
GSMSC Pass-Through Trust
5.500% due 10/26/2035 ~		781	681
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		1,025	1,048
3.297% due 09/25/2035 ~		141	145
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 01/19/2038 ~		5,062	4,794
IndyMac Adjustable Rate Mortgage Trust
2.292% due 01/25/2032 ~		25	22
IndyMac Mortgage Loan Trust
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~		10,900	7,742
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		3,700	3,703
JPMorgan Mortgage Trust
2.990% due 02/25/2034 ~		34	34
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		133	138
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.094% (US0001M + 0.860%) due 08/15/2032 ~		117	113
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		38	37
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~		139	142
MortgageIT Trust
1.517% (US0001M + 0.280%) due 10/25/2035 ~		897	888
Nomura Resecuritization Trust
1.434% (US0001M + 0.200%) due 12/26/2035 ~		4,554	4,501
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		74	71
Residential Funding Mortgage Securities, Inc. Trust
3.780% due 09/25/2035 ^~		297	248
4.519% due 09/25/2035 ~		507	419
ResLoC UK PLC
0.487% (BP0003M + 0.160%) due 12/15/2043 ~	GBP	1,455	1,867
RFTI Issuer Ltd.
2.984% (LIBOR01M + 1.750%) due 08/15/2030 ~		$1,671	1,671
Structured Adjustable Rate Mortgage Loan Trust
3.432% due 07/25/2034 ~		170	170
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 09/25/2047 ~		3,453	3,343
1.437% (US0001M + 0.200%) due 08/25/2036 ~		328	339
1.487% (US0001M + 0.250%) due 07/19/2035 ~		788	773
2.077% (US0001M + 0.840%) due 10/19/2033 ~		36	33

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Waldorf Astoria Boca Raton Trust
2.584% (LIBOR01M + 1.350%) due 06/15/2029 ~		$3,000	$3,006
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 10/25/2045 ~		363	365
1.640% (12MTA + 0.810%) due 12/25/2046 ~		89	87
2.089% (12MTA + 1.200%) due 11/25/2042 ~		96	92
2.854% due 12/25/2036 ~		2,206	1,998
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 11/25/2034 ~		1,713	1,728
3.127% due 01/25/2035 ~		1,304	1,332
3.177% due 03/25/2036 ~		878	890
3.263% due 06/25/2035 ~		84	86
3.304% due 07/25/2036 ^~		1,674	1,633
3.356% due 03/25/2035 ~		166	167

Total Non-Agency Mortgage-Backed Securities (Cost $84,463)			93,117

ASSET-BACKED SECURITIES 10.0%
ACE Securities Corp. Home Equity Loan Trust
1.972% (US0001M + 0.735%) due 08/25/2035 ~		1,541	1,547
ALESCO Preferred Funding Ltd.
1.658% (LIBOR03M + 0.330%) due 12/23/2036 ~		1,196	980
1.668% (LIBOR03M + 0.340%) due 09/23/2036 ~		1,694	1,398
2.078% (US0003M + 0.750%) due 09/23/2038 ~		1,115	981
Asset-Backed Pass-Through Certificates
1.887% (US0001M + 0.650%) due 07/25/2035 ~		1,000	919
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~		3,100	3,114
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		3,472	3,474
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~		3,400	3,400
Carlyle Global Market Strategies CLO Ltd.
2.424% (US0003M + 1.120%) due 07/15/2025 ~		500	501
Centex Home Equity Loan Trust
5.170% due 09/25/2034		16	17
Chapel BV
0.029% (EUR003M + 0.360%) due 07/17/2066 ~	EUR	3,068	3,610
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~		$3,000	3,006
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		3,115	3,138
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~		508	340
1.857% (US0001M + 0.620%) due 12/25/2035 ~		2,914	2,928
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.182% (US0001M + 0.945%) due 10/25/2034 ~		3,000	2,994
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2035 ~		537	462
1.637% (US0001M + 0.400%) due 06/25/2036 ~		8,500	8,325
Countrywide Asset-Backed Certificates Trust
1.907% (US0001M + 0.670%) due 08/25/2035 ~		500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flagship Credit Auto Trust
1.850% due 07/15/2021		$2,904	$2,903
Ford Credit Auto Lease Trust
1.374% (US0001M + 0.140%) due 11/15/2019 ~		3,000	3,002
1.560% due 11/15/2019		1,800	1,800
Fremont Home Loan Trust
1.507% (US0001M + 0.270%) due 02/25/2036 ~		1,000	738
2.027% (LIBOR01M + 0.395%) due 12/25/2029 ~		44	41
GoldenTree Loan Opportunities Ltd.
2.464% (US0003M + 1.150%) due 04/25/2025 ~		494	497
GSAMP Trust
1.627% (US0001M + 0.390%) due 01/25/2036 ~		6,000	5,939
1.987% (US0001M + 0.750%) due 01/25/2034 ~		3,477	3,408
2.887% (US0001M + 1.650%) due 10/25/2034 ~		95	93
Home Equity Loan Trust
1.367% (US0001M + 0.130%) due 04/25/2037 ~		34	35
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		3,400	3,401
JPMorgan Mortgage Acquisition Trust
1.477% (US0001M + 0.240%) due 05/25/2036 ~		229	228
1.497% (US0001M + 0.260%) due 06/25/2037 ~		11,500	10,668
Long Beach Mortgage Loan Trust
1.392% (US0001M + 0.155%) due 08/25/2036 ~		6,657	4,552
Malin CLO BV
0.000% due 05/07/2023 ♦	EUR	1,473	1,742
MASTR Specialized Loan Trust
1.497% (US0001M + 0.260%) due 02/25/2036 ~		$762	728
1.497% (US0001M + 0.260%) due 06/25/2046 ~		750	707
1.607% (LIBOR01M + 0.370%) due 01/25/2037 ~		367	233
Morgan Stanley ABS Capital, Inc. Trust
2.167% (US0001M + 0.930%) due 11/25/2034 ~		3,183	3,194
Morgan Stanley Capital, Inc. Trust
1.417% (US0001M + 0.180%) due 03/25/2036 ~		61	49
Navient Private Education Loan Trust
2.734% (US0001M + 1.500%) due 01/16/2035 ~		2,295	2,313
Palmer Square CLO Ltd.
2.285% (US0003M + 0.970%) due 05/15/2025 ~		2,423	2,429
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		1,691	1,688
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~	EUR	451	533
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.037% (US0001M + 1.800%) due 12/25/2034 ~		$1,352	1,335
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~		2,800	2,802
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		939	506
5.812% due 11/25/2036		4,983	2,938
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 12/25/2035 ~		810	720

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.597% (US0001M + 0.360%) due 02/25/2036 ~		$1,000	$878
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 10/25/2036 ~		3,000	2,841
SLM Student Loan Trust
1.354% (US0003M + 0.040%) due 04/25/2019 ~		1,626	1,621
1.864% (US0003M + 0.550%) due 04/27/2026 ~		2,551	2,561
Sofi Consumer Loan Program LLC
2.140% due 09/25/2026		3,000	3,000
SoFi Professional Loan Program LLC
1.630% due 01/25/2036		3,063	3,060
Soundview Home Loan Trust
1.912% (US0001M + 0.675%) due 06/25/2035 ~		1,860	1,851
Structured Asset Investment Loan Trust
2.137% (US0001M + 0.900%) due 05/25/2035 ~		2,500	2,444
Structured Asset Securities Corp. Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 02/25/2037 ~		3,214	2,906
1.907% (US0001M + 0.670%) due 11/25/2035 ~		500	468
THL Credit Wind River CLO Ltd.
2.744% (US0003M + 1.440%) due 01/18/2026 ~		8,300	8,350
Tralee CLO Ltd.
2.657% (US0003M + 1.350%) due 07/20/2026 ~		900	903
Tropic CDO Ltd.
1.734% (US0003M + 0.430%) due 04/15/2035 ~		1,541	1,433
Wells Fargo Home Equity Asset-Backed Securities Trust
1.487% (US0001M + 0.250%) due 07/25/2036 ~		2,781	2,779
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		3,100	3,102

Total Asset-Backed Securities (Cost $129,962)			139,059

SOVEREIGN ISSUES 11.6%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		300	319
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	99,100	30,747
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,700	3,716
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,500	3,479
Province of Ontario
1.650% due 09/27/2019		12,000	11,962
2.000% due 01/30/2019		25,000	25,099
3.000% due 07/16/2018		25,000	25,285
3.150% due 06/02/2022	CAD	3,100	2,591
4.000% due 06/02/2021		2,000	1,714
4.400% due 06/02/2019		50,800	42,542
5.500% due 06/02/2018		300	247
Province of Quebec
3.500% due 07/29/2020		$600	626
3.500% due 12/01/2022	CAD	600	510
4.250% due 12/01/2021		10,600	9,221
4.500% due 12/01/2020		900	778
Republic of Germany
2.500% due 07/04/2044	EUR	1,100	1,682

Total Sovereign Issues (Cost $168,366)			160,518

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. (b)+	4,000	$0

Total Common Stocks (Cost $0)		0

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)	4,000	4,890

Total Preferred Securities (Cost $4,120)		4,890

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.2%

CERTIFICATES OF DEPOSIT 2.4%
Barclays Bank PLC
1.781% due 03/16/2018	$10,100	10,110
1.827% due 05/17/2018	2,700	2,701
1.940% due 09/04/2018	11,100	11,109
Mizuho Bank Ltd.
2.010% due 12/12/2017	8,800	8,814

		32,734

COMMERCIAL PAPER 7.8%
Bell Canada
1.400% due 10/16/2017	2,500	2,498
1.450% due 11/14/2017	1,600	1,597
Canadian Natural Resources Ltd.
1.630% due 11/24/2017	3,500	3,491
CNPC Finance
1.500% due 10/20/2017	9,700	9,693
Deutsche Telekom AG
1.490% due 10/23/2017	8,200	8,192
1.500% due 11/02/2017	8,300	8,288
Dominion Resources
1.430% due 11/14/2017	5,000	4,991
Energy Transfer Partners
2.200% due 10/02/2017	8,300	8,299
2.200% due 10/16/2017	4,200	4,197
Entergy Corp.
1.600% due 11/29/2017	1,100	1,097
1.680% due 10/19/2017	3,200	3,197
Enterprise Products Operating LLC
1.430% due 10/23/2017	5,900	5,895
ING U.S. Funding LLC
1.530% due 05/11/2018	8,300	8,224
Kansas City Southern
1.560% due 10/02/2017	2,000	2,000
Mattel, Inc.
1.720% due 10/12/2017	8,200	8,196
NiSource Finance Corp.
1.440% due 10/04/2017	8,400	8,398
ONEOK, Inc.
1.900% due 10/16/2017	8,400	8,394
TELUS Corp.
1.500% due 12/21/2017	3,500	3,488
WPP CP Finance PLC
1.650% due 01/12/2018	4,600	4,579
1.700% due 02/13/2018	3,800	3,776

		108,490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 0.3%
			$3,626

SHORT-TERM NOTES 0.1%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$1,000	1,000

ARGENTINA TREASURY BILLS 0.8%
2.850% due 11/10/2017 - 02/09/2018 (c)(d)		11,000	10,913

BELGIUM TREASURY BILLS 0.3%
0.310% due 10/05/2017 (d)(e)		3,500	3,499

JAPAN TREASURY BILLS 9.5%
(0.128)% due 10/23/2017 - 12/18/2017 (c)(d)	JPY	14,780,000	131,367

U.S. TREASURY BILLS 0.0%
1.017% due 01/04/2018 (d)(e)		$324	323

Total Short-Term Instruments (Cost $294,680)			291,952

Total Investments in Securities (Cost $1,553,306)			1,577,229

		SHARES
INVESTMENTS IN AFFILIATES 6.7%

SHORT-TERM INSTRUMENTS 6.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III		6,104,999	60,348
PIMCO Short-Term Floating NAV Portfolio IV		3,276,806	32,820

Total Short-Term Instruments (Cost $93,127)			93,168

Total Investments in Affiliates (Cost $93,127)			93,168

Total Investments 120.8% (Cost $1,646,433)			$1,670,397

Financial Derivative Instruments (j)(l) 0.8% (Cost or Premiums, net $(3,983))			(11,576)

Other Assets and Liabilities, net (20.0)%			(275,479)

Net Assets 100.0%			$1,383,342

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$ 3,626	U.S. Treasury Notes 2.625% due 08/15/2020	$(3,702)	$3,626	$3,626

Total Repurchase Agreements						$(3,702)	$3,626	$3,626

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	1.310%	09/06/2017	12/06/2017	$(67,377)	$(67,441)

Total Reverse Repurchase Agreements					$(67,441)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$3,626	$0	$0	$3,626	$(3,702)	$(76)
JPS	0	(67,441)	0	(67,441)	66,927	(514)

Total Borrowings and Other Financing Transactions	$3,626	$(67,441)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$0	$(67,441)	$0	$(67,441)

Total Borrowings	$0	$0	$(67,441)	$0	$(67,441)

Payable for reverse repurchase agreements					$(67,441)

(i)	Securities with an aggregate market value of $66,617 and cash of $310 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(28,526) at a weighted average interest rate of 0.905%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$111.750	11/24/2017	1,827	$1,827	$16	$2
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.250	11/24/2017	2,002	2,002	17	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/24/2017	218	218	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/24/2017	35	35	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/24/2017	13	13	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	110.000	11/24/2017	33	33	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/24/2017	163	163	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/24/2017	193	193	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	139	139	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	649	1,623	57	37

					$97	$41

Total Purchased Options					$97	$41

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	146	$146	$(33)	$(35)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	649	1,623	(69)	(12)

					$(102)	$(47)

Total Written Options					$(102)	$(47)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	553	EUR	105,235	$(394)	$140	$(124)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December Futures	11/2017	502		6	(1)	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	4,163		$489,153	(3,092)	0	(683)
U.S. Treasury 10-Year Note December Futures	12/2017	3,609		452,253	(4,418)	0	(827)

					$(7,905)	$140	$(1,634)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	431		$(106,155)	$(3)	$0	$0
90-Day Eurodollar December Futures	12/2018	224		(54,956)	(2)	17	0
90-Day Eurodollar June Futures	06/2018	271		(66,598)	81	10	0
90-Day Eurodollar March Futures	03/2018	571		(140,480)	148	7	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond November Futures	10/2017	121	EUR	(9)	54	1	(2)
Canada Government 10-Year Bond December Futures	12/2017	139	CAD	(15,072)	293	16	(23)
Euro-BTP Italy Government Bond December Futures	12/2017	23	EUR	(3,669)	20	0	(13)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	658		(120,651)	713	93	(187)
Japan Government 10-Year Bond December Futures	12/2017	2	JPY	(2,672)	13	6	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November Futures	10/2017	139	EUR	(56)	$19	$20	$0
U.S. Treasury 30-Year Bond December Futures	12/2017	487		$(74,420)	992	0	(15)
United Kingdom Long Gilt December Futures	12/2017	237	GBP	(39,342)	979	10	(79)

					$3,307	$180	$(321)

Total Futures Contracts					$(4,598)	$320	$(1,955)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.396%	$	11,900	$182	$48	$230	$5	$0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2017	0.190		6,000	30	(17)	13	1	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EUR	3,400	20	(11)	9	0	0

							$232	$20	$252	$6	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	Semi-Annual	12/19/2024	CAD	14,700	$(791)	$353	$(438)	$0	$0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		1,100	120	48	168	0	(30)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		$34,700	(213)	(153)	(366)	18	(2)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		35,200	(1,014)	537	(477)	68	0
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	3,200	(112)	(16)	(128)	0	(1)
Receive(4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	22,700	(207)	489	282	0	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		21,200	(595)	518	(77)	0	(31)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,100	(296)	199	(97)	0	(72)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	7,550,000	(428)	6	(422)	86	(24)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	28	(9)	3	0

							$(3,573)	$2,009	$(1,564)	$175	$(160)

Total Swap Agreements							$(3,341)	$2,029	$(1,312)	$181	$(160)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$41	$320	$181	$542	$(47)	$(1,955)	$(160)	$(2,162)

(k)	Securities with an aggregate market value of $23,246 and cash of $1,931 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2017		$706	EUR	599	$4	$0
BOA	10/2017	ILS	428		$123	2	0
	11/2017	EUR	20,669		24,719	234	0
	11/2017	SEK	117,310		14,457	20	0
	11/2017		$25,932	EUR	21,958	80	0
	11/2017		14,007	JPY	1,572,900	0	(2)
	01/2018	DKK	80,902		$11,840	0	(1,081)
	04/2018		379,944		57,025	103	(4,111)
BPS	10/2017	CHF	1,863		1,917	0	(7)
	10/2017	JPY	1,620,000		14,550	140	0
	11/2017	GBP	4,557		5,894	0	(221)
	11/2017		$16,088	EUR	13,555	38	(68)
	01/2018	BRL	280		$82	0	(5)
	04/2018	DKK	255,466		37,581	0	(3,455)
	04/2018		$1,446	DKK	9,705	113	0
CBK	10/2017		25,390		174,282	2,291	0
	11/2017	GBP	5,111		$6,686	0	(171)
	11/2017	JPY	3,510,000		32,033	781	0
	12/2017		$156	INR	10,259	0	0
DUB	01/2018	BRL	3,200		$845	0	(154)
FBF	12/2017	TWD	1,308,838		43,678	475	0
	12/2017		8,052	KRW	9,225,176	9	0
GLM	10/2017	DKK	150,984		$21,928	0	(2,052)
	10/2017	RUB	29,677		506	0	(7)
	10/2017		$2,025	CHF	1,941	0	(20)
	10/2017		14,892	GBP	11,509	530	0
	11/2017	GBP	3,673		$4,787	0	(142)
	11/2017		7,553	JPY	825,200	0	(205)
	12/2017	JPY	1,490,000		$13,547	257	0
	12/2017		$5,803	TWD	173,800	0	(62)
	04/2018	DKK	55,323		$8,143	0	(743)
HUS	10/2017	CAD	73,190		58,705	46	0
	10/2017	DKK	127,058		19,464	0	(716)
	01/2018	BRL	24,600		7,333	0	(340)
JPM	10/2017		31,164		9,704	0	(136)
	10/2017	DKK	20,875		3,199	0	(116)
	10/2017	NZD	374		268	0	(3)
	10/2017		$9,431	BRL	31,164	418	(9)
	11/2017	BRL	2,864		$910	9	0
	11/2017	EUR	34,836		41,768	501	0
	11/2017	GBP	8,617		11,203	0	(359)
	11/2017	JPY	10,138,600		92,791	2,517	0
	11/2017		$10,773	EUR	9,004	0	(107)
	11/2017		20,582	JPY	2,273,900	0	(335)
	01/2018	BRL	21,400		$5,869	0	(805)
	01/2018		$81	BRL	281	6	0
	01/2018		40	DKK	262	2	0
MSB	10/2017	BRL	2,864		$897	0	(7)
	10/2017		$904	BRL	2,864	0	0
	11/2017	JPY	1,400,000		$12,711	250	0
	12/2017	THB	6,693		202	2	0
NAB	10/2017		$59,124	CAD	73,190	0	(466)
	11/2017	CAD	73,190		$59,138	468	0
NGF	12/2017		$710	MXN	12,872	0	(12)
	01/2018	BRL	49,700		$14,644	0	(858)
RYL	12/2017		$7,170	TWD	214,526	0	(84)
SCX	10/2017	BRL	25,300		$6,875	0	(1,113)
	10/2017		$7,986	BRL	25,300	2	0
	10/2017		29,684	JPY	3,216,300	0	(1,101)
	11/2017		15,424	GBP	11,509	13	0
	12/2017	SGD	32,292		$23,640	0	(182)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
TOR	01/2018	BRL	200		$53	$0	$(10)
	04/2018	DKK	43,430		6,351	0	(626)
UAG	10/2017		50,170		7,657	0	(311)
	10/2017	JPY	3,020,000		27,464	593	0
	10/2017		$19,620	DKK	124,755	194	0
	11/2017		3,554	EUR	3,004	5	0
	12/2017	KRW	49,542,442		$43,610	320	0
	01/2018	DKK	18,135		2,774	0	(122)
	01/2018		$7,526	DKK	47,145	3	0

Total Forward Foreign Currency Contracts						$10,426	$(20,324)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$	2,500	$245	$59
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		8,000	789	205

								$1,034	$264

Total Purchased Options								$1,034	$264

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus JPY	JPY	115.200	10/31/2017	$14,700	$(63)	$(41)
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017	10,300	(155)	0
	Call - OTC USD versus BRL		6.300	01/11/2018	4,100	(218)	0
	Call - OTC USD versus MXN	MXN	18.550	10/31/2017	24,200	(186)	(154)
GLM	Call - OTC USD versus JPY	JPY	114.900	10/31/2017	2,900	(14)	(10)

						$(636)	$(205)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$	11,200	$(250)	$(29)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		35,200	(785)	(89)

								$(1,035)	$(118)

Total Written Options								$(1,671)	$(323)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	Quarterly	12/20/2017	$ 193	$0	$0	$0	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	579	0	1	1	0

						$0	$1	$1	$0

Total Swap Agreements						$0	$1	$1	$0

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$4	$0	$0	$4	$0	$0	$0	$0	$4	$0	$4
BOA	439	0	0	439	(5,194)	0	0	(5,194)	(4,755)	4,524	(231)
BPS	291	0	0	291	(3,756)	0	0	(3,756)	(3,465)	3,585	120
CBK	3,072	0	0	3,072	(171)	0	0	(171)	2,901	(2,920)	(19)
DUB	0	0	0	0	(154)	(41)	0	(195)	(195)	270	75
FBF	484	0	0	484	0	(154)	0	(154)	330	(350)	(20)
GLM	787	59	0	846	(3,231)	(39)	0	(3,270)	(2,424)	2,298	(126)
HUS	46	0	0	46	(1,056)	0	0	(1,056)	(1,010)	969	(41)
JPM	3,453	0	1	3,454	(1,870)	0	0	(1,870)	1,584	(1,560)	24
MSB	252	0	0	252	(7)	0	0	(7)	245	(260)	(15)
MYC	0	205	0	205	0	(89)	0	(89)	116	(109)	7
NAB	468	0	0	468	(466)	0	0	(466)	2	0	2
NGF	0	0	0	0	(870)	0	0	(870)	(870)	875	5
RYL	0	0	0	0	(84)	0	0	(84)	(84)	0	(84)
SCX	15	0	0	15	(2,396)	0	0	(2,396)	(2,381)	2,455	74
TOR	0	0	0	0	(636)	0	0	(636)	(636)	561	(75)
UAG	1,115	0	0	1,115	(433)	0	0	(433)	682	(670)	12

Total Over the Counter	$10,426	$264	$1	$10,691	$(20,324)	$(323)	$0	$(20,647)

(m)	Securities with an aggregate market value of $15,549 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$41	$41
Futures	0	0	0	0	320	320
Swap Agreements	0	6	0	0	175	181

	$0	$6	$0	$0	$536	$542

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,426	$0	$10,426
Purchased Options	0	0	0	0	264	264
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$10,426	$264	$10,691

	$0	$7	$0	$10,426	$800	$11,233

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$47	$47
Futures	0	0	0	0	1,955	1,955
Swap Agreements	0	0	0	0	160	160

	$0	$0	$0	$0	$2,162	$2,162

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,324	$0	$20,324
Written Options	0	0	0	205	118	323

	$0	$0	$0	$20,529	$118	$20,647

	$0	$0	$0	$20,529	$2,280	$22,809

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(145)	$(145)
Written Options	0	0	0	0	29	29
Futures	0	0	0	0	12,724	12,724
Swap Agreements	0	95	0	0	(4,365)	(4,270)

	$0	$95	$0	$0	$8,243	$8,338

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,779)	$0	$(5,779)
Written Options	0	0	0	1,122	211	1,333
Swap Agreements	0	185	0	0	0	185

	$0	$185	$0	$(4,657)	$211	$(4,261)

	$0	$280	$0	$(4,657)	$8,454	$4,077

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$31	$31
Written Options	0	0	0	0	55	55
Futures	0	0	0	0	(4,989)	(4,989)
Swap Agreements	0	25	0	0	(1,061)	(1,036)

	$0	$25	$0	$0	$(5,964)	$(5,939)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,631)	$0	$(7,631)
Purchased Options	0	0	0	0	(348)	(348)
Written Options	0	0	0	438	264	702
Swap Agreements	0	(170)	0	0	0	(170)

	$0	$(170)	$0	$(7,193)	$(84)	$(7,447)

	$0	$(145)	$0	$(7,193)	$(6,048)	$(13,386)

94	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,009	$0	$1,009
Corporate Bonds & Notes
Banking & Finance	0	370,928	0	370,928
Industrials	0	25,419	0	25,419
Utilities	0	22,527	0	22,527
Municipal Bonds & Notes
Alabama	0	4,083	0	4,083
Illinois	0	5,172	0	5,172
U.S. Government Agencies	0	268,452	0	268,452
U.S. Treasury Obligations	0	190,103	0	190,103
Non-Agency Mortgage-Backed Securities	0	93,117	0	93,117
Asset-Backed Securities	0	139,059	0	139,059
Sovereign Issues	0	160,518	0	160,518
Preferred Securities
Banking & Finance	0	4,890	0	4,890
Short-Term Instruments
Certificates of Deposit	0	32,734	0	32,734
Commercial Paper	0	108,490	0	108,490
Repurchase Agreements	0	3,626	0	3,626
Short-Term Notes	0	1,000	0	1,000
Argentina Treasury Bills	0	10,913	0	10,913
Belgium Treasury Bills	0	3,499	0	3,499
Japan Treasury Bills	0	131,367	0	131,367
U.S. Treasury Bills	0	323	0	323

	$0	$1,577,229	$0	$1,577,229

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$93,168	$0	$0	$93,168

Total Investments	$93,168	$1,577,229	$0	$1,670,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	357	185	0	542
Over the counter	0	10,691	0	10,691

	$357	$10,876	$0	$11,233

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,967)	(195)	0	(2,162)
Over the counter	0	(20,647)	0	(20,647)

	$(1,967)	$(20,842)	$0	$(22,809)

Total Financial Derivative Instruments	$(1,610)	$(9,966)	$0	$(11,576)

Totals	$91,558	$1,567,263	$0	$1,658,821

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.5%

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.4%
Preferred Term Securities Ltd.
2.189% (US0003M + 0.860%) due 07/03/2033 ~	$900	$778

INDUSTRIALS 0.6%
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	976	996

Total Corporate Bonds & Notes (Cost $1,650)		1,774

U.S. GOVERNMENT AGENCIES 146.5%
Fannie Mae
0.000% due 07/25/2022 (b)(d)	7	7
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	1,431	1,408
1.357% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	336	334
1.361% due 10/25/2046 ~(a)	72	3
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	20	20
1.435% due 07/25/2044 ~(a)	283	13
1.454% due 09/25/2045 ~(a)	223	12
1.497% (US0001M + 0.260%) due 06/25/2032 ~	111	107
1.497% due 10/25/2045 ~(a)	378	22
1.535% due 07/25/2052 ~(a)	274	15
1.537% (LIBOR01M + 0.300%) due 03/25/2018 ~	6	6
1.545% due 04/25/2055 ~(a)	444	21
1.546% due 07/25/2045 ~(a)	1,032	63
1.577% (US0001M + 0.340%) due 11/25/2032 ~	40	39
1.634% (LIBOR01M + 0.400%) due 04/18/2028 ~	1	1
1.654% due 07/25/2044 ~(a)	235	11
1.687% (LIBOR01M + 0.450%) due 05/25/2023 - 07/25/2036 ~	796	801
1.734% due 08/25/2054 ~(a)	383	23
1.737% (LIBOR01M + 0.500%) due 03/25/2032 ~	187	188
1.766% due 03/25/2045 ~(a)	277	19
1.775% due 01/25/2045 ~(a)	255	14
1.840% due 08/25/2044 ~(a)	251	15
1.859% due 08/25/2055 ~(a)	274	16
1.887% (LIBOR01M + 0.650%) due 02/25/2024 ~	107	107
1.897% (LIBOR01M) due 04/25/2037 ~	888	889
1.937% (LIBOR01M + 0.700%) due 10/25/2037 ~	890	903
2.000% due 01/01/2028 - 09/01/2029	691	683
2.029% (12MTA + 1.200%) due 03/01/2044 ~	275	281
2.030% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	544	554
2.077% (US0001M + 0.827%) due 05/01/2033 ~	118	122
2.237% (LIBOR01M + 1.000%) due 04/25/2023 - 04/25/2032 ~	97	101
2.356% due 01/25/2022 ~(a)	6,033	341
2.368% (US0012M + 0.675%) due 02/01/2036 ~	281	282
2.500% due 06/01/2028 - 02/01/2047	2,309	2,283
2.635% (H15T1Y + 2.135%) due 10/01/2028 ~	8	8
2.696% (US0012M + 1.790%) due 02/01/2042 ~	303	314
2.711% (12MTA + 1.893%) due 11/01/2035 ~	34	36
2.748% (US0006M + 1.373%) due 03/01/2032 ~	45	46
2.754% (US0006M + 1.321%) due 08/01/2027 ~	134	137
2.760% (H15T1Y + 2.135%) due 12/01/2034 ~	269	283
2.775% (H15T1Y + 2.150%) due 12/01/2035 ~	298	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.843% (US0012M + 1.389%) due 11/01/2034 ~	$16	$17
2.860% (US0012M + 1.315%) due 12/01/2034 ~	5	5
2.873% (H15T1Y + 2.048%) due 09/01/2041 ~	321	338
2.888% (US0006M + 1.513%) due 01/01/2035 ~	144	149
2.910% (US0006M + 1.535%) due 03/01/2035 ~	3	4
2.911% (US0006M + 1.535%) due 01/01/2035 ~	40	41
2.914% (US0006M + 1.537%) due 01/01/2035 ~	33	34
2.921% (US0006M + 1.546%) due 01/01/2035 ~	55	57
2.925% (US0006M + 1.550%) due 05/01/2035 ~	26	27
2.927% (US0006M + 1.550%) due 05/01/2035 ~	211	218
2.942% (US0012M + 1.425%) due 09/01/2034 ~	222	232
2.944% due 07/25/2039	1,283	1,275
2.945% (US0006M + 1.538%) due 02/01/2035 ~	26	27
2.955% (US0012M + 1.487%) due 10/01/2035 ~	39	42
2.956% (H15T1Y + 2.124%) due 04/01/2033 ~	70	74
2.999% (H15T1Y + 2.278%) due 05/01/2035 ~	94	99
3.000% due 06/01/2029 - 09/25/2045	4,085	4,104
3.000% due 04/25/2046 (a)	738	105
3.004% (US0012M + 1.381%) due 01/01/2035 ~	31	33
3.010% (US0012M + 1.355%) due 02/01/2035 ~	73	76
3.039% (US0012M + 1.401%) due 10/01/2035 ~	12	13
3.075% (US0012M + 1.344%) due 03/01/2035 ~	29	30
3.079% (US0012M + 1.454%) due 12/01/2034 ~	17	19
3.093% (US0012M + 1.737%) due 09/01/2035 ~	69	72
3.096% (H15T1Y + 2.224%) due 10/01/2037 ~	1,369	1,445
3.122% (H15T1Y + 2.239%) due 01/01/2036 ~	321	340
3.136% (US0012M + 1.386%) due 04/01/2035 ~	59	62
3.141% (H15T3Y + 1.940%) due 05/01/2023 ~	2	2
3.176% (US0012M + 1.455%) due 03/01/2035 ~	18	19
3.233% (US0012M + 1.605%) due 02/01/2035 ~	20	21
3.256% (US0012M + 1.631%) due 02/01/2035 ~	39	41
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	7	7
3.261% (US0012M + 1.636%) due 02/01/2035 ~	37	39
3.288% due 05/25/2035 ~	154	163
3.301% (H15T1Y + 2.405%) due 07/01/2035 ~	73	78
3.330% due 07/01/2022	732	769
3.404% (US0012M + 1.714%) due 02/01/2035 ~	24	26
3.405% (US0012M + 1.780%) due 11/01/2035 ~	67	70
3.414% (US0012M + 1.648%) due 07/01/2035 ~	62	65
3.422% (US0012M + 1.732%) due 05/01/2038 ~	984	1,040
3.435% (US0012M + 1.701%) due 05/01/2035 ~	93	98
3.437% (US0012M + 1.732%) due 07/01/2035 ~	29	31
3.440% due 02/01/2032	500	517
3.500% due 09/01/2039 - 02/01/2046	7,329	7,568
3.500% due 04/25/2046 (a)	686	84

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 08/01/2023	$447	$474
3.630% (US0006M + 2.255%) due 10/01/2032 ~	126	127
4.000% due 09/01/2018 - 05/01/2047	24,319	25,813
4.144% (LIBOR01M + 6.000%) due 04/25/2043 - 06/25/2043 ~	1,300	1,212
4.294% (LIBOR01M + 6.150%) due 03/25/2043 ~	282	261
4.363% (LIBOR01M + 5.600%) due 06/25/2044 ~(a)	1,203	174
4.500% due 04/01/2018 - 08/25/2043	3,861	4,181
4.813% (LIBOR01M + 6.050%) due 06/25/2046 ~(a)	1,824	352
5.000% due 01/01/2019 - 01/01/2024	355	369
5.500% due 08/01/2024 - 11/01/2039	811	907
6.000% due 03/01/2018 - 11/01/2040	2,279	2,550
6.446% (LIBOR01M + 9.333%) due 10/25/2045 ~	203	205
6.500% due 09/25/2023 - 11/01/2037	1,082	1,215
6.500% due 04/25/2038 (a)	42	12
7.000% due 09/25/2023	10	11
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	7	8
Fannie Mae, TBA
2.500% due 10/01/2032	4,650	4,681
3.000% due 11/01/2032 - 11/01/2047	8,850	9,055
3.500% due 10/01/2032 - 12/01/2047	42,000	43,382
4.000% due 11/01/2047	4,000	4,204
Federal Housing Administration
7.430% due 06/01/2019	5	5
Freddie Mac
0.922% due 01/25/2023 ~(a)	22,310	772
1.142% due 11/25/2022 ~(a)	10,191	436
1.324% due 10/15/2037 ~(a)	80	4
1.362% due 04/25/2021 ~(a)	6,386	230
1.452% due 11/25/2019 ~(a)	3,531	73
1.468% due 10/15/2037 ~(a)	979	61
1.484% (LIBOR01M + 0.250%) due 05/15/2035 ~	52	51
1.525% due 11/15/2036 ~(a)	212	15
1.539% due 11/25/2019 ~(a)	33,359	857
1.543% due 03/15/2037 ~(a)	80	5
1.545% due 10/15/2037 ~(a)	35	2
1.562% (LIBOR01M + 0.330%) due 11/25/2021 ~	330	330
1.582% (LIBOR01M + 0.350%) due 09/25/2021 ~	227	228
1.607% due 11/15/2038 ~(a)	242	13
1.609% due 06/15/2038 ~(a)	129	8
1.634% (LIBOR01M + 0.400%) due 06/15/2032 - 12/15/2032 ~	117	117
1.684% (LIBOR01M + 0.450%) due 12/15/2031 ~	83	83
1.686% due 08/15/2041 ~(a)	74	4
1.734% (LIBOR01M + 0.500%) due 09/15/2030 ~	9	9
1.831% due 10/15/2041 ~(a)	201	12
1.898% (COF 11 + 1.250%) due 02/01/2018 ~	2	2
1.901% due 02/15/2038 ~(a)	165	9
1.928% due 02/15/2038 ~(a)	169	11
2.026% due 08/15/2036 ~(a)	171	10
2.030% (12MTA + 1.200%) due 02/25/2045 ~	236	238
2.134% (LIBOR01M + 0.900%) due 02/15/2021 ~	93	94
2.500% due 01/15/2045 - 09/01/2046	1,438	1,402
2.859% (H15T1Y + 2.252%) due 01/01/2034 ~	18	19
2.885% (H15T1Y + 2.250%) due 11/01/2031 ~	31	32
2.909% (H15T1Y + 2.230%) due 02/01/2028 ~	34	34

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.919% (H15T3Y + 1.940%) due 11/01/2028 ~	$1	$1
3.000% due 06/15/2037 - 08/01/2046	5,551	5,428
3.014% (H15T1Y + 2.250%) due 04/01/2035 ~	64	68
3.048% (H15T1Y + 2.250%) due 04/01/2035 ~	39	41
3.065% (H15T3Y + 2.091%) due 08/01/2025 ~	1	1
3.105% (H15T1Y + 2.250%) due 02/01/2035 ~	7	8
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~	332	350
3.197% (H15T1Y + 2.250%) due 09/01/2034 ~	491	518
3.205% (H15T1Y + 2.476%) due 06/01/2035 ~	31	34
3.250% (US0012M + 1.625%) due 03/01/2035 ~	10	10
3.285% (US0012M + 1.625%) due 02/01/2035 ~	5	5
3.292% (H15T1Y + 2.390%) due 05/01/2032 ~	16	17
3.352% (US0012M + 1.727%) due 01/01/2035 ~	41	43
3.381% (US0012M + 1.763%) due 11/01/2036 ~	147	154
3.410% (US0012M + 1.770%) due 09/01/2035 ~	223	234
3.449% (US0012M + 1.781%) due 10/01/2039 ~	965	1,019
3.500% due 12/15/2022 - 10/15/2044	679	683
3.500% due 01/15/2043 (a)	387	78
3.500% due 08/15/2045 (a)	1,024	188
3.535% (US0012M + 1.900%) due 02/01/2035 ~	17	19
3.562% (US0012M + 1.882%) due 08/01/2036 ~	28	30
3.646% (US0012M + 1.900%) due 03/01/2035 ~	11	12
4.000% due 03/15/2042 - 06/01/2047	6,959	7,333
4.000% due 09/15/2045 - 04/15/2046 (a)	2,729	492
4.500% due 03/15/2021 - 04/01/2044	956	1,039
5.000% due 08/01/2033 - 07/01/2041	4,505	4,939
5.139% due 05/15/2037 ~(a)	64	4
5.500% due 12/01/2017 - 06/01/2040	2,579	2,873
5.500% due 10/15/2035 (a)	265	51
6.000% due 02/01/2024 - 05/01/2040	1,909	2,159
6.500% due 12/15/2023 - 05/15/2028	206	228
8.000% due 06/15/2026	4	5
8.967% (LIBOR01M + 12.267%) due 05/15/2035 ~	138	159
11.051% (LIBOR01M + 16.000%) due 05/15/2041 ~	199	249
Freddie Mac, TBA
2.500% due 10/01/2032 - 10/01/2047	4,000	3,950
3.000% due 10/01/2032 - 10/01/2047	11,500	11,572
3.500% due 11/01/2047	14,000	14,411
4.000% due 10/01/2047	5,500	5,790
Ginnie Mae
0.590% due 12/20/2045 ~(a)	440	12
0.623% due 09/20/2045 ~(a)	516	16
0.751% due 06/20/2043 ~(a)	347	11
0.755% due 11/20/2045 ~(a)	396	12
1.043% due 06/20/2042 ~(a)	445	13
1.093% due 06/20/2042 ~(a)	409	12
1.434% (LIBOR01M + 0.200%) due 07/16/2032 ~	5	5
1.484% (LIBOR01M + 0.250%) due 08/16/2032 ~	74	75

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.784% (LIBOR01M + 0.550%) due 04/16/2032 ~	$81	$82
1.951% (US0001M + 0.720%) due 09/20/2063 ~	990	996
1.981% (US0001M + 0.750%) due 09/20/2065 ~	964	969
2.000% due 03/20/2043	82	75
2.125% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	12	12
2.231% (US0001M + 1.000%) due 04/20/2063 - 08/20/2063 ~	3,385	3,441
2.500% (H15T1Y + 1.500%) due 12/20/2021 ~	2	2
2.531% (US0001M + 1.300%) due 09/20/2063 ~	816	837
3.000% due 05/20/2039 (a)	364	37
3.000% due 03/20/2043 - 09/20/2047	2,222	2,241
3.500% due 01/20/2041 - 08/20/2042 (a)	1,406	207
3.500% due 02/15/2042 - 03/20/2047	7,221	7,458
3.500% due 10/20/2047 (c)	2,000	2,079
4.000% (H15T1Y + 1.500%) due 01/20/2018 - 03/20/2018 ~	1	0
4.000% due 06/20/2045 (a)	1,617	281
4.000% due 01/15/2047 - 04/15/2047	1,472	1,567
4.070% due 01/15/2050	1,268	1,305
4.500% due 01/15/2035 - 06/20/2043	2,291	2,465
4.844% (LIBOR01M + 6.080%) due 11/20/2045 ~(a)	1,335	258
5.000% due 11/20/2034 - 08/20/2044	2,463	2,700
5.000% (LIBOR01M + 24.000%) due 08/20/2045 ~	91	92
5.500% due 09/15/2033 - 12/15/2039	339	378
6.000% due 05/20/2042	92	105
6.446% (LIBOR01M + 9.333%) due 09/20/2045 ~	138	146
6.500% due 07/15/2024 - 08/15/2038	522	582
7.500% due 08/15/2027	1	1
Ginnie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	5,400	5,468
3.500% due 10/01/2047 - 11/01/2047	6,700	6,956
4.000% due 10/01/2047 - 11/01/2047	9,300	9,794
4.500% due 10/01/2047	9,000	9,594
5.000% due 10/01/2047	700	764

Total U.S. Government Agencies (Cost $258,992)		260,009

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
2.000% due 11/15/2026	100	98
2.250% due 11/15/2025	1,300	1,300
2.250% due 02/15/2027	2,800	2,782
2.375% due 05/15/2027	300	301

Total U.S. Treasury Obligations (Cost $4,517)		4,481

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	17	17
Banc of America Funding Trust
1.526% (US0001M + 0.290%) due 05/20/2035 ^~	70	61
3.597% due 01/20/2047 ^~	401	382
Banc of America Mortgage Trust
4.067% due 07/20/2032 ~	7	7
CBA Commercial Small Balance Commercial Mortgage
1.271% (US0001M + 0.280%) due 12/25/2036 ~	57	55

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chevy Chase Funding LLC Mortgage- Backed Certificates
1.517% (US0001M + 0.280%) due 01/25/2035 ~	$45	$42
Citigroup Mortgage Loan Trust, Inc.
2.034% (US0001M + 0.800%) due 08/25/2035 ^~	721	658
COLT Mortgage Loan Trust
3.000% due 05/25/2046	180	183
Countrywide Alternative Loan Trust
1.436% (US0001M + 0.200%) due 07/20/2046 ^~	93	62
1.447% (US0001M + 0.210%) due 05/25/2035 ~	452	428
1.487% (US0001M + 0.250%) due 09/25/2046 ^~	439	258
1.487% (US0001M + 0.250%) due 10/25/2046 ^~	110	84
1.507% (US0001M + 0.270%) due 05/25/2036 ^~	13	3
1.516% (US0001M + 0.280%) due 09/20/2046 ~	352	187
1.577% (US0001M + 0.340%) due 10/25/2046 ^~	388	224
1.607% (US0001M + 0.370%) due 11/25/2035 ^~	18	5
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	71	71
Countrywide Home Loan Mortgage Pass-Through Trust
1.537% (US0001M + 0.300%) due 04/25/2046 ^~	31	3
1.577% (US0001M + 0.340%) due 03/25/2036 ~	58	16
1.587% (US0001M + 0.350%) due 02/25/2036 ^~	24	8
1.817% (US0001M + 0.580%) due 02/25/2035 ~	4	4
1.817% (US0001M + 0.580%) due 04/25/2035 ~	166	153
2.157% (US0001M + 0.920%) due 09/25/2034 ~	200	162
2.459% due 04/25/2035 ~	596	499
2.463% due 06/19/2031 ~	36	35
Credit Suisse Commercial Mortgage Trust
4.791% due 05/27/2053 ~	477	492
Credit Suisse First Boston Mortgage Securities Corp.
3.478% due 09/25/2034 ~	163	162
GreenPoint Mortgage Funding Trust
1.437% (US0001M + 0.200%) due 10/25/2046 ~	357	302
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	312	277
1.507% (US0001M + 0.270%) due 04/25/2036 ^~	24	21
1.557% (US0001M + 0.320%) due 09/25/2046 ^~	356	237
1.577% (US0001M + 0.340%) due 10/25/2046 ~	346	252
GSR Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/25/2046 ~	314	204
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 07/21/2036 ~	144	129
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	56	47
HomeBanc Mortgage Trust
1.417% (US0001M + 0.180%) due 12/25/2036 ~	150	148
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 06/25/2046 ~	143	125
1.437% (US0001M + 0.200%) due 11/25/2046 ~	288	263
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	996	998

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 +	$841	$851
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 +~	1,011	1,012
Lehman XS Trust
1.557% (US0001M + 0.320%) due 11/25/2046 ^~	358	226
MASTR Adjustable Rate Mortgages Trust
1.537% (LIBOR01M + 0.300%) due 05/25/2047 ^~	299	233
1.577% (LIBOR01M + 0.340%) due 05/25/2047 ^~	299	175
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	1,064	227
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	75	75
Motel 6 Trust
2.154% due 08/15/2034 ~	1,000	1,003
Residential Accredit Loans, Inc. Trust
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	260	224
1.467% (US0001M + 0.230%) due 05/25/2037 ^~	46	37
1.507% (US0001M + 0.270%) due 05/25/2046 ^~	170	140
3.663% due 08/25/2035 ^~	202	136
Sequoia Mortgage Trust
1.937% (US0001M + 0.700%) due 10/19/2026 ~	52	52
1.996% (US0001M + 0.760%) due 10/20/2027 ~	11	11
Structured Asset Mortgage Investments Trust
1.897% (US0001M + 0.660%) due 09/19/2032 ~	30	30
Thornburg Mortgage Securities Trust
3.379% due 10/25/2046 ~	208	199
UBS-Barclays Commercial Mortgage Trust
1.382% due 04/10/2046 ~(a)	3,301	166
WaMu Mortgage Pass-Through Certificates Trust
1.737% (US0001M + 0.500%) due 07/25/2044 ~	152	152
1.937% (US0001M + 0.700%) due 12/25/2045 ~	314	220
Washington Mutual Mortgage Pass-Through Certificates Trust
1.487% (US0001M + 0.250%) due 07/25/2046 ^~	16	10
1.609% (12MTA + 0.720%) due 12/25/2046 ~	249	199
1.659% (12MTA + 0.770%) due 04/25/2047 ^~	18	1
Wells Fargo Commercial Mortgage Trust
1.958% due 10/15/2045 ~(a)	2,683	196

Total Non-Agency Mortgage-Backed Securities (Cost $12,349)		12,839

ASSET-BACKED SECURITIES 14.0%
ACE Securities Corp. Home Equity Loan Trust
1.377% (US0001M + 0.140%) due 07/25/2036 ~	1,848	1,397
Aegis Asset-Backed Securities Trust
1.937% (US0001M + 0.700%) due 03/25/2035 ~	300	286
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	24	23
1.937% (US0001M + 0.700%) due 10/25/2031 ~	11	11
Amresco Residential Securities Corp. Mortgage Loan Trust
1.732% (US0001M + 0.495%) due 06/25/2028 ~	79	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.867% (US0001M + 0.630%) due 09/25/2028 ~	$196	$195
Atrium CDO Corp.
2.254% (US0003M + 0.950%) due 07/16/2025 ~	2,500	2,506
Bayview Opportunity Master Fund Trust
3.598% due 02/28/2032 ~	629	631
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~	1,000	1,000
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	300	302
Centex Home Equity Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2032 ~	12	12
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~	90	88
Citigroup Global Markets Mortgage Securities, Inc.
2.212% (US0001M + 0.975%) due 10/25/2028 ~	7	7
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	953	637
Conseco Finance Home Equity Loan Trust
2.734% (LIBOR01M + 1.500%) due 05/15/2032 ~	372	371
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 04/25/2047 ~	254	247
1.917% (US0001M + 0.680%) due 06/25/2033 ~	113	112
EMC Mortgage Loan Trust
1.984% (LIBOR01M + 0.750%) due 08/25/2040 ~	69	68
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~	500	503
Fortress Credit BSL Ltd.
2.486% (US0003M + 1.180%) due 01/19/2025 ~	227	227
GCAT LLC
4.500% due 03/25/2021	598	603
GSAA Home Equity Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~	331	241
Home Equity Asset Trust
1.837% (US0001M + 0.600%) due 11/25/2032 ~	3	2
HSI Asset Securitization Corp. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	512	390
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~	2,300	2,307
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~	400	401
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~	1,239	709
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	757	414
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	1,085	1,100
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	400	401
NYMT Residential
4.000% due 03/25/2021	334	336

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palmer Square CLO Ltd.
2.285% (US0003M + 0.970%) due 05/15/2025 ~	$485	$486
Residential Asset Securities Corp. Trust
1.487% (US0001M + 0.250%) due 11/25/2036 ~	756	525
Saxon Asset Securities Trust
2.987% (US0001M + 1.750%) due 12/25/2037 ~	261	243
Securitized Asset-Backed Receivables LLC Trust
1.882% (LIBOR01M + 0.645%) due 01/25/2035 ~	801	721
Shackleton CLO Ltd.
2.424% (US0003M + 1.120%) due 01/13/2025 ~	300	301
Specialty Underwriting & Residential Finance Trust
1.917% (US0001M + 0.680%) due 01/25/2034 ~	35	33
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	200	201
Structured Asset Investment Loan Trust
1.547% (US0001M + 0.310%) due 01/25/2036 ~	1,600	1,311
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	47	47
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~	1,612	1,617
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~	1,000	1,000
VOLT LLC
3.125% due 09/25/2047	900	901
3.250% due 04/25/2059	1,674	1,685
3.375% due 04/25/2047	225	227
3.875% due 04/25/2055	6	6

Total Asset-Backed Securities (Cost $23,997)		24,907

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (e) 0.3%
		570

Total Short-Term Instruments (Cost $570)		570

Total Investments in Securities (Cost $302,075)		304,580

	SHARES
INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	353,952	3,499

Total Short-Term Instruments (Cost $3,499)		3,499

Total Investments in Affiliates (Cost $3,499)		3,499

Total Investments 173.5% (Cost $305,574)		$308,079

Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $(200))		(105)

Other Assets and Liabilities, net (73.4)%		(130,419)

Net Assets 100.0%		$177,555

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$570	U.S. Treasury Notes 2.625% due 08/15/2020	$(583)	$570	$570

Total Repurchase Agreements						$(583)	$570	$570

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (24.0)%
Fannie Mae, TBA	2.500%	10/01/2032	$10,000	$(10,119)	$(10,067)
Fannie Mae, TBA	3.500	10/01/2047	3,500	(3,611)	(3,607)
Fannie Mae, TBA	4.000	12/01/2047	5,700	(5,986)	(5,982)
Fannie Mae, TBA	4.500	10/01/2047	4,250	(4,567)	(4,561)
Fannie Mae, TBA	4.500	11/01/2047	1,750	(1,877)	(1,876)
Fannie Mae, TBA	5.500	10/01/2047	2,000	(2,211)	(2,213)
Fannie Mae, TBA	6.000	10/01/2047	2,500	(2,815)	(2,815)
Ginnie Mae, TBA	2.500	10/01/2047	4,000	(3,934)	(3,914)
Ginnie Mae, TBA	3.500	10/01/2047	2,000	(2,078)	(2,079)
Ginnie Mae, TBA	4.500	10/01/2047	2,000	(2,137)	(2,139)
Ginnie Mae, TBA	5.000	10/01/2047	3,000	(3,256)	(3,273)

Total Short Sales (24.0)%				$(42,591)	$(42,526)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$570	$0	$0	$570	$(583)	$(13)

Total Borrowings and Other Financing Transactions	$570	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(3,186) at a weighted average interest rate of 1.184%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2023	$11,700	$245	$(51)	$194	$21	$0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	(365)	383	18	23	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	800	46	8	54	2	0
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	500	0	12	12	1	0
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	200	(3)	0	(3)	0	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	1,750	(70)	6	(64)	0	(3)

						$(147)	$358	$211	$47	$(3)

Total Swap Agreements						$(147)	$358	$211	$47	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$47	$47	$0	$0	$(3)	$(3)

Cash of $796 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720%	06/14/2018	$1,000	$10	$9
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	45,900	26	0

							$36	$9

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	$	100.254	10/05/2017	$2,000	$4	$4
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		99.641	10/05/2017	2,500	1	1

						$5	$5

Total Purchased Options						$41	$14

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	$	99.453	12/06/2017	$	1,500	$(5)	$(7)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.453	12/06/2017		1,500	(5)	(3)
FAR	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047		103.969	10/05/2017		1,000	(2)	0

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$	100.098	11/06/2017	$	1,000	$(4)	$(5)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		102.625	11/06/2017		500	(1)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2047		105.078	10/05/2017		2,000	(3)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		100.703	10/05/2017		1,000	(2)	(5)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		100.711	10/05/2017		500	(1)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047		99.102	11/06/2017		500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.328	11/06/2017		1,500	(7)	(6)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.133	12/06/2017		500	(1)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047		102.297	10/05/2017		500	(1)	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047		103.047	10/05/2017		500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		102.953	12/06/2017		500	(2)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		103.016	12/06/2017		500	(2)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		103.184	12/06/2017		1,500	(4)	(4)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		99.641	10/05/2017		2,500	(10)	(1)
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047		99.484	11/06/2017		2,500	(4)	(6)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.563	11/06/2017		500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.797	11/06/2017		1,000	(3)	(2)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		101.484	11/06/2017		500	(1)	0
	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047		99.344	12/06/2017		1,500	(5)	(6)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		100.320	12/06/2017		3,000	(19)	(15)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.313	12/06/2017		500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.344	12/06/2017		1,500	(5)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		102.156	11/06/2017		500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		102.969	12/06/2017		500	(2)	(2)

							$(94)	$(79)

Total Written Options							$(94)	$(79)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775%	Maturity	12/08/2017	5,000	$0	$(4)	$0	$(4)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/05/2018	10,000	0	(6)	0	(6)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Maturity	02/12/2018	5,000	0	3	3	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Maturity	03/15/2018	15,000	0	(5)	0	(5)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Maturity	03/27/2018	5,000	0	(1)	0	(1)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Maturity	03/28/2018	5,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	Maturity	12/08/2017	5,000	0	(4)	0	(4)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.746	Maturity	12/27/2017	28,000	0	(16)	0	(16)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Maturity	01/22/2018	5,000	0	(3)	0	(3)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	01/26/2018	5,000	0	(2)	0	(2)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Maturity	02/12/2018	62,000	0	(36)	0	(36)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	03/08/2018	5,000	0	(2)	0	(2)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Maturity	03/08/2018	10,000	0	(6)	0	(6)

							$0	$(82)	$3	$(85)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$	1,335	$0	$(1)	$0	$(1)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039		749	0	(1)	0	(1)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039		428	0	0	0	0

									$0	$(2)	$0	$(2)

Total Swap Agreements									$0	$(84)	$3	$(87)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
DUB	$0	$0	$0	$0	$0	$(10)	$(2)	$(12)	$(12)	$0	$(12)
GLM	0	9	0	9	0	0	0	0	9	0	9
GSC	0	4	0	4	0	(7)	0	(7)	(3)	0	(3)
JPM	0	0	0	0	0	(24)	0	(24)	(24)	0	(24)
JPS	0	0	3	3	0	0	(16)	(16)	(13)	0	(13)
SAL	0	1	0	1	0	(38)	(69)	(107)	(106)	0	(106)

Total Over the Counter	$0	$14	$3	$17	$0	$(79)	$(87)	$(166)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$47	$47

Over the counter
Purchased Options	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$17	$17

	$0	$0	$0	$0	$64	$64

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3	$3

Over the counter
Written Options	$0	$0	$0	$0	$79	$79
Swap Agreements	0	0	0	0	87	87

	$0	$0	$0	$0	$166	$166

	$0	$0	$0	$0	$169	$169

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(151)	$(151)

Over the counter
Purchased Options	$0	$0	$0	$0	$(13)	$(13)
Written Options	0	0	0	0	144	144
Swap Agreements	0	4	0	0	(16)	(12)

	$0	$4	$0	$0	$115	$119

	$0	$4	$0	$0	$(36)	$(32)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(200)	$(200)

Over the counter
Purchased Options	$0	$0	$0	$0	$(6)	$(6)
Written Options	0	0	0	0	65	65
Swap Agreements	0	0	0	0	(86)	(86)

	$0	$0	$0	$0	$(27)	$(27)

	$0	$0	$0	$0	$(227)	$(227)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$778	$0	$778
Industrials	0	996	0	996
U.S. Government Agencies	0	260,009	0	260,009
U.S. Treasury Obligations	0	4,481	0	4,481
Non-Agency Mortgage-Backed Securities	0	10,976	1,863	12,839
Asset-Backed Securities	0	24,907	0	24,907
Short-Term Instruments
Repurchase Agreements	0	570	0	570

	$0	$302,717	$1,863	$304,580

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,499	$0	$0	$3,499

Total Investments	$3,499	$302,717	$1,863	$308,079

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,526)	$0	$(42,526)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	47	0	47
Over the counter	0	17	0	17

	$0	$64	$0	$64

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(166)	0	(166)

	$0	$(169)	$0	$(169)

Total Financial Derivative Instruments	$0	$(105)	$0	$(105)

Totals	$3,499	$260,086	$1,863	$265,448

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
U.S. Government Agencies	$10	$0	$(6)	$0	$0	$1	$0	$(5)	$0	$0
Non-Agency Mortgage-Backed Securities	1,948	0	(93)	0	(3)	11	0	0	1,863	8
Asset-Backed Securities	400	0	0	0	0	1	0	(401)	0	0

Totals	$2,358	$0	$(99)	$0	$(3)	$13	$0	$(406)	$1,863	$8

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

September 30, 2017 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	1,863	Proxy Pricing	Base Price	100.188-101.497

Total	$1,863

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

104	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Opportunities Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.6%

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%
Preferred Term Securities Ltd.
1.620% (US0003M + 0.300%) due 03/22/2037 ~		$436	$375
1.620% (US0003M + 0.300%) due 09/22/2037 ~		4,645	3,995
1.670% (US0003M + 0.350%) due 03/22/2038 ~		2,286	1,977
1.700% (US0003M + 0.380%) due 09/23/2035 ~		713	634
1.900% (US0003M + 0.580%) due 03/23/2035 ~		4,000	2,800
SLM Student Loan Trust
0.852% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	3,712	4,853
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,889

Total Corporate Bonds & Notes (Cost $23,696)			26,523

U.S. GOVERNMENT AGENCIES 58.6%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(e)		1,210	870
0.189% due 01/25/2018 ~(a)		2,290	0
0.259% due 01/25/2044 ~(a)		9,567	88
0.967% due 09/25/2022 ~(a)		121,838	3,826
1.357% due 07/25/2046 ~(a)		56,248	2,907
1.361% due 10/25/2046 ~(a)		1,245	59
1.435% due 07/25/2044 ~(a)		3,961	187
1.454% due 09/25/2045 ~(a)		3,784	212
1.497% due 10/25/2045 ~(a)		5,286	306
1.500% due 03/25/2042		2,317	1,881
1.507% due 04/25/2046 (a)		4,396	205
1.535% due 07/25/2052 ~(a)		3,830	204
1.545% due 04/25/2055 ~(a)		6,221	297
1.546% due 07/25/2045 ~(a)		17,890	1,100
1.654% due 07/25/2044 ~(a)		5,167	236
1.734% due 08/25/2054 ~(a)		2,624	157
1.766% due 03/25/2045 ~(a)		3,881	259
1.775% due 01/25/2045 ~(a)		4,795	270
1.837% (LIBOR01M) due 02/25/2024 ~		9	9
1.840% due 08/25/2044 ~(a)		4,430	258
1.859% due 08/25/2055 ~(a)		3,837	223
2.000% due 12/25/2042		80	50
2.087% (LIBOR01M + 0.850%) due 07/25/2038 ~		1,435	1,465
2.500% due 06/25/2022 - 06/01/2046		474	459
2.500% due 12/25/2027 - 02/25/2028 (a)		33,192	2,698
2.600% due 09/01/2024		15,400	15,427
2.644% (LIBOR01M + 4.500%) due 01/25/2043 ~		2,027	1,488
2.763% (LIBOR01M + 4.000%) due 01/25/2033 ~		3,525	3,175
2.837% (H15T1Y + 2.189%) due 01/01/2035 ~(g)		1,136	1,201
2.913% (LIBOR01M + 4.150%) due 02/25/2033 ~		5,498	5,138
2.990% due 09/01/2025 (g)		6,990	7,088
2.993% (US0012M + 1.462%) due 12/01/2034 ~		498	521
3.000% due 12/25/2021 - 05/25/2046 (a)		284,887	32,737
3.000% due 09/25/2022 - 02/25/2044		23,516	22,613
3.000% due 04/01/2031 - 12/01/2046 (g)		41,379	42,208
3.118% (H15T1Y + 2.175%) due 06/01/2035 ~		160	169
3.308% (US0012M + 1.642%) due 01/01/2035 ~		532	561
3.330% due 07/01/2022		1,894	1,989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.360% due 02/01/2032 (g)	$11,385	$11,743
3.440% due 02/01/2032 (g)	6,800	7,036
3.490% due 07/01/2026 (g)	4,150	4,376
3.500% due 10/25/2021 - 12/25/2046 (a)	295,859	48,560
3.500% due 12/01/2039 - 03/01/2040 (g)	7,332	7,601
3.500% due 01/25/2041 - 11/25/2045	14,583	15,108
3.500% due 09/25/2046 (a)	1,571	636
3.526% (LIBOR01M + 6.000%) due 01/25/2043 ~	1,155	980
3.569% due 08/25/2043 ~	57	60
3.600% due 08/01/2023	447	474
3.620% (LIBOR01M + 5.600%) due 05/25/2047 ~	12,556	11,721
3.662% (US0012M + 1.980%) due 12/01/2035 ~(g)	2,295	2,446
3.690% due 08/01/2023 (g)	3,600	3,824
3.750% due 05/25/2033	29	30
3.762% due 05/25/2042 ~	52	54
3.763% (LIBOR01M + 5.000%) due 03/25/2047 ~	2,451	2,376
3.795% (LIBOR01M + 5.280%) due 10/25/2042 ~	1,072	911
3.915% (LIBOR01M + 5.400%) due 03/25/2043 ~	23,299	21,359
4.000% due 02/25/2024 - 08/25/2046 (a)	121,773	24,682
4.000% due 06/01/2033 - 05/01/2047	257,588	271,534
4.000% due 08/01/2033 - 06/01/2043 (g)	15,130	16,153
4.000% (LIBOR01M + 10.000%) due 12/25/2046 - 03/25/2047 ~	3,179	3,073
4.144% (LIBOR01M + 6.000%) due 01/25/2043 ~	2,512	2,216
4.215% (LIBOR01M + 5.700%) due 03/25/2033 ~	11,009	10,579
4.294% (LIBOR01M + 6.150%) due 03/25/2043 ~	1,974	1,826
4.363% (LIBOR01M + 5.600%) due 06/25/2044 ~(a)	16,001	2,318
4.500% due 05/01/2018 - 07/01/2041 (g)	9,299	9,714
4.500% due 06/01/2018 - 07/01/2042	11,576	12,522
4.500% due 05/25/2025 (a)	2,054	47
4.713% (LIBOR01M + 5.950%) due 10/25/2043 ~(a)	36,707	7,799
4.763% (LIBOR01M + 6.000%) due 08/25/2046 ~(a)	8,353	1,904
4.813% (LIBOR01M + 6.050%) due 10/25/2042 - 02/25/2047 ~(a)	101,636	20,559
4.863% (LIBOR01M + 6.100%) due 06/25/2037 - 03/25/2045 ~(a)	65,377	13,267
4.883% (LIBOR01M + 6.120%) due 01/25/2043 ~(a)	27,728	5,576
4.913% (LIBOR01M + 6.150%) due 03/25/2042 - 04/25/2047 ~(a)	85,229	14,157
4.963% (LIBOR01M + 6.200%) due 06/25/2040 - 11/25/2044 ~(a)	15,707	2,523
5.000% due 04/25/2033 - 07/25/2040	435	477
5.013% (LIBOR01M + 6.250%) due 03/25/2024 - 02/25/2043 ~(a)	54,528	9,131
5.193% (LIBOR01M + 6.430%) due 03/25/2042 ~(a)	4,987	873
5.363% (LIBOR01M + 6.600%) due 09/25/2040 ~(a)	5,527	772
5.413% (LIBOR01M + 6.650%) due 08/25/2018 - 04/25/2037 ~(a)	22,454	858
5.433% (LIBOR01M + 6.670%) due 01/25/2018 ~(a)	326	1
5.463% (LIBOR01M + 6.700%) due 10/25/2026 - 08/25/2040 ~(a)	11,822	1,653
5.500% due 02/25/2029 (a)	19	3
5.500% due 01/25/2032 ~(a)	342	58
5.500% due 07/25/2034 - 11/01/2036	3,499	3,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.513% (LIBOR01M + 6.750%) due 09/25/2039 ~(a)	$198	$34
5.563% (LIBOR01M + 6.800%) due 11/25/2036 ~(a)	2,680	513
5.663% (LIBOR01M + 6.900%) due 04/25/2038 ~(a)	1,473	262
5.710% (LIBOR01M + 7.875%) due 12/25/2042 - 10/25/2043 ~	7,351	7,169
5.817% (LIBOR01M + 7.467%) due 08/25/2033 ~	883	949
5.863% (LIBOR01M + 7.100%) due 10/25/2034 ~(a)	2,405	377
6.000% due 02/25/2033 (a)	318	64
6.000% due 02/25/2034	159	188
6.125% (LIBOR01M + 10.424%) due 05/25/2043 ~	3,311	3,097
6.300% due 06/25/2031 ~	50	51
6.446% (LIBOR01M + 9.333%) due 11/25/2042 - 10/25/2045 ~	7,342	7,241
6.463% (LIBOR01M + 7.700%) due 08/25/2034 ~(a)	1,444	289
6.500% due 04/25/2038 (a)	688	192
7.000% due 12/25/2023 - 03/25/2049	80	92
7.226% (LIBOR01M + 9.700%) due 10/25/2041 ~	932	944
7.326% (LIBOR01M + 9.800%) due 11/25/2041 ~	3,454	3,397
7.626% (LIBOR01M + 10.100%) due 06/25/2043 ~	7,339	7,337
8.434% (LIBOR01M + 11.733%) due 08/25/2043 ~	1,553	1,551
10.186% (LIBOR01M + 12.660%) due 03/25/2040 ~	396	474
11.051% (LIBOR01M + 16.000%) due 05/25/2043 ~	743	917
14.473% (LIBOR01M + 17.875%) due 09/25/2024 ~	20	24
16.300% (LIBOR01M + 19.800%) due 09/25/2023 ~	5	7
20.571% (LIBOR01M + 25.520%) due 12/25/2036 ~	137	196
Fannie Mae, TBA
2.500% due 10/01/2032 - 10/01/2047	43,300	42,259
3.000% due 10/01/2032 - 11/01/2032	85,200	87,465
3.500% due 10/01/2032 - 12/01/2047	255,350	263,463
4.000% due 10/01/2047 - 11/01/2047	136,700	143,702
6.000% due 10/01/2047	2,000	2,252
Freddie Mac
0.000% due 09/15/2032 - 12/15/2042 (b)(e)	33,735	25,453
0.000% due 04/15/2036 - 05/15/2036 +(b)(e)	624	545
0.618% due 07/25/2024 ~(a)	140,700	4,961
0.657% due 08/25/2022 ~(a)	108,977	2,340
0.987% due 09/25/2022 ~(a)	45,297	1,591
1.324% due 10/15/2037 ~(a)	1,353	70
1.445% due 08/25/2019 ~(a)	144,653	3,111
1.468% due 10/15/2037 ~(a)	17,180	1,078
1.478% due 10/15/2038 ~(a)	12,959	544
1.503% due 01/15/2038 ~(a)	11,203	531
1.525% due 11/15/2036 ~(a)	3,600	251
1.539% due 11/25/2019 ~(a)	95,688	2,459
1.543% due 03/15/2037 ~(a)	1,413	84
1.545% due 10/15/2037 ~(a)	490	23
1.582% (LIBOR01M + 0.350%) due 01/15/2038 - 10/15/2038 ~(g)	24,162	24,112
1.607% due 11/15/2038 ~(a)	4,276	233
1.609% due 06/15/2038 ~(a)	2,198	143
1.686% due 08/15/2041 ~(a)	1,309	67
1.831% due 10/15/2041 ~(a)	2,812	164
1.901% due 02/15/2038 ~(a)	2,922	165
1.928% due 02/15/2038 ~(a)	2,368	154
2.026% due 08/15/2036 ~(a)	2,388	143
2.500% due 09/15/2027 - 03/15/2031 (a)	110,012	8,700

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/15/2027 - 12/15/2046 (a)	$91,353	$12,061
3.000% due 06/15/2036 - 07/15/2044	11,171	10,900
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~(g)	5,864	6,187
3.270% due 12/15/2027 ~(a)	3,790	370
3.500% due 01/15/2032 - 12/15/2045 (a)	84,098	12,752
3.500% due 03/15/2035 - 04/15/2054	26,276	25,181
3.500% due 08/15/2045 - 04/15/2046 (a)	39,586	7,568
3.750% due 06/15/2041	7,865	8,211
3.915% (LIBOR01M + 5.400%) due 11/15/2042 ~	2,319	2,099
3.975% (LIBOR01M + 5.460%) due 11/15/2032 ~	512	481
4.000% due 04/15/2019 - 06/01/2047	188,265	198,401
4.000% (LIBOR01M + 19.286%) due 01/15/2033 ~	5,259	5,390
4.000% due 12/01/2040 - 07/01/2043 (g)	5,547	5,919
4.000% due 03/15/2042 - 01/15/2046 (a)	36,366	7,166
4.000% (LIBOR01M + 10.000%) due 03/15/2044 - 02/15/2047 ~	9,990	9,870
4.099% (LIBOR01M + 5.580%) due 03/15/2045 ~	909	873
4.148% (LIBOR01M + 6.000%) due 02/15/2033 - 05/15/2033 ~	6,442	6,125
4.161% due 08/15/2047 +	5,322	4,917
4.487% (US0001M + 3.250%) due 05/25/2025 ~	300	329
4.500% due 04/01/2019 - 11/15/2040	1,660	1,811
4.500% due 12/01/2041 (g)	4,376	4,764
4.500% due 07/15/2042 (a)	6,419	1,368
4.500% (LIBOR01M + 19.500%) due 04/15/2044 ~	7,531	7,465
4.500% (LIBOR01M + 13.500%) due 12/15/2046 ~	3,111	3,020
4.537% (US0001M + 3.300%) due 10/25/2027 ~	250	277
4.656% (LIBOR01M + 5.890%) due 09/15/2043 ~(a)	31,210	6,541
4.766% (LIBOR01M + 6.000%) due 10/15/2036 - 07/15/2042 ~(a)	49,074	9,079
4.767% (LIBOR01M + 8.100%) due 01/15/2033 ~	1,276	1,220
4.866% (LIBOR01M + 6.100%) due 12/15/2042 - 02/15/2044 ~(a)	35,026	6,530
4.916% due 08/15/2025	2,259	166
4.916% (LIBOR01M + 6.150%) due 10/15/2040 - 11/15/2042 ~(a)	63,921	10,749
4.966% (LIBOR01M + 6.200%) due 01/15/2033 - 06/15/2044 ~(a)	26,605	4,483
5.000% due 05/15/2019 - 01/01/2038	31	32
5.000% (LIBOR01M + 27.026%) due 12/15/2044 ~	3,943	4,118
5.000% (LIBOR01M + 12.500%) due 11/15/2046 ~	5,195	5,332
5.139% due 05/15/2037 ~(a)	903	51
5.196% (LIBOR01M + 6.430%) due 02/15/2037 ~(a)	1,245	221
5.266% (LIBOR01M + 6.500%) due 01/15/2039 ~(a)	4,692	333
5.366% (LIBOR01M + 6.600%) due 01/15/2041 ~(a)	954	186
5.416% (LIBOR01M + 6.650%) due 02/15/2032 - 03/15/2035 ~(a)	2,814	381
5.466% (LIBOR01M + 6.700%) due 09/15/2026 - 07/15/2042 ~(a)	8,858	1,325
5.500% due 02/15/2033 - 01/01/2038	2,336	2,602
5.500% (LIBOR01M + 27.500%) due 05/15/2041 ~	142	158
5.516% (LIBOR01M + 6.750%) due 03/15/2037 ~(a)	1,146	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.540% (LIBOR01M + 7.700%) due 07/15/2043 ~	$690	$679
5.715% (LIBOR01M + 7.875%) due 12/15/2042 ~	1,732	1,735
6.000% due 07/15/2035	414	572
6.000% due 03/15/2044 (a)	772	172
6.446% (LIBOR01M + 9.333%) due 07/15/2037 - 08/15/2045 ~	8,444	8,286
6.499% (LIBOR01M + 9.400%) due 05/15/2043 ~	978	1,038
6.766% (LIBOR01M + 8.000%) due 06/15/2031 ~(a)	308	62
6.821% (LIBOR01M + 8.154%) due 09/17/2032 ~	49	50
6.843% (COF 11 + 7.550%) due 12/15/2023 ~(a)	676	82
7.000% due 03/01/2039	66	74
7.226% (LIBOR01M + 9.700%) due 09/15/2041 ~	1,700	1,698
7.331% (LIBOR01M + 9.800%) due 10/15/2040 ~	295	299
7.431% (LIBOR01M + 9.900%) due 01/15/2041 ~	455	536
7.500% (LIBOR01M + 37.500%) due 06/15/2042 ~	1,477	1,690
8.410% (T10Y + 10.600%) due 05/15/2024 ~(a)	356	65
8.967% (LIBOR01M + 12.267%) due 05/15/2035 ~	275	317
10.105% (LIBOR01M + 12.167%) due 05/15/2033 ~	29	35
10.437% (US0001M + 9.200%) due 10/25/2027 ~	249	314
10.531% (LIBOR01M + 13.000%) due 05/15/2033 ~	10	12
10.757% (LIBOR01M + 14.460%) due 02/15/2041 ~	800	937
11.000% (LIBOR01M + 15.938%) due 04/15/2043 ~	1,399	1,772
11.051% (LIBOR01M + 16.000%) due 05/15/2041 ~	842	1,053
11.987% (US0001M + 10.750%) due 03/25/2025 ~	686	875
12.912% (LIBOR01M + 15.939%) due 10/15/2033 ~	499	630
13.608% (LIBOR01M + 16.472%) due 11/15/2034 ~	15	21
13.807% (LIBOR01M + 18.333%) due 05/15/2035 ~	221	243
16.056% (LIBOR01M + 19.266%) due 10/15/2023 ~	58	74
Freddie Mac, TBA
3.500% due 11/01/2047	1,000	1,029
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(e)	5,474	4,762
0.125% due 05/16/2050 ~(a)	10,095	68
0.234% due 04/16/2053 ~(a)	2,231	35
0.590% due 12/20/2045 ~(a)	6,162	168
0.623% due 09/20/2045 ~(a)	8,778	265
0.639% due 01/20/2047 ~(a)	28,999	869
0.656% due 06/20/2046 ~(a)	21,135	499
0.665% due 08/20/2045 ~(a)	3,745	128
0.680% due 08/16/2048 ~(a)	16,979	508
0.712% due 11/20/2046 ~(a)	2,025	59
0.751% due 06/20/2043 ~(a)	5,670	176
0.755% due 11/20/2045 ~(a)	5,545	167
0.776% due 07/20/2046 ~(a)	30,139	842
0.820% due 05/20/2040 ~(a)	17,186	739
1.043% due 06/20/2042 ~(a)	7,275	206
1.093% due 06/20/2042 ~(a)	6,862	196
1.510% due 12/16/2043 (a)	81	0
1.632% due 05/16/2053 ~(a)	657	31
1.681% (US0001M + 0.450%) due 11/20/2060 ~	1,495	1,491
1.731% (US0001M + 0.500%) due 03/20/2061 ~	815	814
1.751% (US0001M + 0.520%) due 08/20/2062 ~	1,389	1,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.981% (US0001M + 0.750%) due 09/20/2065 ~	$2,805	$2,820
2.114% due 12/20/2042 ~	2,410	2,292
2.250% due 07/16/2045	3,418	2,853
2.281% (US0001M + 1.050%) due 02/20/2066 ~	4,534	4,622
2.500% due 03/20/2045	2	2
3.000% due 05/20/2039 - 06/20/2046 (a)	56,028	7,792
3.500% due 01/20/2041 - 11/20/2046 (a)	71,367	13,838
3.500% due 02/20/2043 - 04/20/2043	2,048	2,025
4.000% due 07/20/2039	59	60
4.000% due 05/20/2044 - 10/16/2044 (a)	5,206	832
4.000% (LIBOR01M + 10.000%) due 11/20/2046 ~	5,046	4,899
4.314% (LIBOR01M + 5.550%) due 09/20/2043 ~(a)	4,335	579
4.314% (LIBOR01M + 5.550%) due 01/20/2044 ~	4,000	3,607
4.500% due 07/20/2039 - 01/15/2042	931	996
4.500% due 12/16/2041 - 03/16/2043 (a)	3,274	537
4.500% due 12/20/2041 - 05/20/2044 (g)	4,458	4,691
4.816% (LIBOR01M + 6.050%) due 06/16/2039 ~(a)	2,828	432
4.844% (LIBOR01M + 6.080%) due 11/20/2045 ~(a)	15,066	2,907
4.864% (LIBOR01M + 6.100%) due 01/20/2035 - 07/20/2043 ~(a)	6,420	944
4.866% (LIBOR01M + 6.100%) due 11/16/2034 ~(a)	999	156
5.000% due 08/20/2034 - 07/20/2040	530	574
5.000% due 09/20/2038 - 05/16/2043 (a)	3,489	575
5.000% (LIBOR01M + 20.000%) due 06/20/2045 ~	1,100	1,206
5.000% (LIBOR01M + 24.000%) due 08/20/2045 ~	828	836
5.014% (LIBOR01M + 6.250%) due 02/20/2042 ~(a)	779	74
5.044% (LIBOR01M + 6.280%) due 07/20/2042 ~(a)	19,830	2,359
5.166% (LIBOR01M + 6.400%) due 01/16/2038 ~(a)	6,814	817
5.216% (LIBOR01M + 6.450%) due 02/16/2040 ~(a)	6,113	936
5.344% (LIBOR01M + 6.580%) due 10/20/2033 ~(a)	1,523	258
5.500% due 02/20/2034 - 04/20/2040	603	635
5.500% due 11/16/2037 (a)	110	12
6.000% due 06/20/2037 - 06/20/2041	940	1,071
6.446% (LIBOR01M + 9.333%) due 09/20/2045 ~	323	341
6.500% due 03/15/2035 (g)	1,003	1,173
6.682% (LIBOR01M + 9.567%) due 02/20/2045 ~	1,264	1,271
7.128% (LIBOR01M + 9.600%) due 12/20/2040 ~	4,000	4,286
7.500% due 11/15/2030	22	25
8.000% (LIBOR01M + 28.952%) due 05/17/2034 ~	200	213
13.422% (LIBOR01M + 17.130%) due 10/20/2045 ~	3,791	4,349
Ginnie Mae, TBA
3.500% due 10/01/2047	25,000	26,006
4.000% due 10/01/2047	70,500	74,248

Total U.S. Government Agencies (Cost $2,004,297)		1,994,661

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 25.5%
U.S. Treasury Notes
1.750% due 03/31/2022 (g)(i)(k)		$22,900	$22,767
1.750% due 06/30/2022 (g)		68,050	67,542
1.750% due 09/30/2022 (g)(i)(k)		57,200	56,664
1.750% due 09/30/2022		29,300	29,227
1.750% due 01/31/2023 (k)		25,350	25,037
1.875% due 08/31/2022 (g)(k)		57,200	57,042
2.000% due 07/31/2022 (g)(k)		37,500	37,639
2.125% due 12/31/2021 (g)		92,400	93,423
2.125% due 06/30/2022 (g)		100,300	101,240
2.250% due 11/15/2025 (g)		121,900	121,864
2.250% due 02/15/2027 (g)(k)		187,850	186,665
2.250% due 08/15/2027 (g)		15,700	15,588
2.375% due 05/15/2027 (g)		52,000	52,202

Total U.S. Treasury Obligations (Cost $869,171)			866,900

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.4%
American Home Mortgage Assets Trust
1.527% (US0001M + 0.290%) due 08/25/2037 ^~		11,275	10,121
3.428% due 01/25/2036 ~		1,731	1,477
American Home Mortgage Investment Trust
1.637% (US0001M + 0.400%) due 03/25/2046 ~		11,496	10,841
3.456% (US0006M + 2.000%) due 06/25/2045 ~		461	458
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		3,578	3,311
Banc of America Commercial Mortgage Trust
6.223% due 02/10/2051 ~		7,507	7,574
Banc of America Funding Trust
3.517% due 02/20/2036 ~		1,576	1,436
3.597% due 01/20/2047 ^~		529	504
6.000% due 09/25/2036		40	39
Banc of America Mortgage Trust
3.612% due 11/20/2046 ^~		257	252
3.676% due 04/25/2035 ^~		509	482
3.691% due 05/25/2034 ~		111	113
3.751% due 06/25/2034 ~		155	152
Banc of America Re-REMIC Trust
5.563% due 12/24/2049 ~		1	1
Bancaja Fondo de Titulizacion de Activos
0.055% (EUR003M + 0.250%) due 02/20/2036 ~	EUR	1,407	1,649
BCAP LLC Trust
1.404% due 01/26/2037 ~		$5,652	4,664
2.665% due 10/26/2035 ~		1,034	1,040
3.336% due 01/26/2034 ~		579	572
3.505% due 12/26/2037 ~		423	407
4.000% due 03/26/2036 ~		1,428	1,430
Bear Stearns Adjustable Rate Mortgage Trust
3.374% due 10/25/2036 ^~		793	792
3.431% (US0012M + 1.875%) due 12/25/2046 ^~		1,344	1,284
3.456% (US0012M + 1.900%) due 12/25/2046 ~		5,960	5,691
3.790% due 10/25/2034 ~		13	13
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~		68	64
1.557% (US0001M + 0.320%) due 08/25/2036 ^~		12,023	11,391
1.737% (US0001M + 0.500%) due 01/25/2036 ^~		2,246	2,271
3.292% due 08/25/2036 ^~		8,045	6,533
3.608% due 04/25/2035 ~		151	142
Bear Stearns Commercial Mortgage Securities Trust
6.596% due 06/11/2050 ~		4,414	4,420
Bear Stearns Mortgage Funding Trust
1.467% (US0001M + 0.230%) due 09/25/2046 ^~		196	191
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		5,611	4,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BXP Mortgage Trust
3.379% due 06/13/2039	$10,300	$10,514
Chase Mortgage Finance Trust
3.588% due 02/25/2037 ~	161	162
ChaseFlex Trust
1.387% (US0001M + 0.150%) due 08/25/2037 ~	6,791	6,532
Citigroup Commercial Mortgage Trust
2.515% (LIBOR01M + 1.280%) due 07/15/2027 ~	4,300	4,304
Citigroup Mortgage Loan Trust
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~	115	110
6.000% due 08/25/2037 ~	3,474	2,570
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	27	28
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.437% due 07/15/2044 ~	1,220	1,218
CLNS Trust
2.035% (LIBOR01M + 0.800%) due 06/11/2032 ~	10,100	10,123
Commercial Mortgage Trust
1.854% due 12/10/2045 ~(a)	6,880	398
2.867% due 02/10/2048	5,000	4,062
3.424% due 03/10/2031	10,000	10,470
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	81	69
Countrywide Alternative Loan Trust
1.357% (US0001M + 0.120%) due 06/25/2036 ~	5,543	4,923
1.377% (US0001M + 0.140%) due 04/25/2047 ~	619	549
1.417% (US0001M + 0.180%) due 11/25/2036 ~	8,829	8,335
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	4,007	3,591
1.556% (US0001M + 0.320%) due 11/20/2035 ~	602	516
1.637% (US0001M + 0.400%) due 06/25/2036 ^~	30	20
1.937% (US0001M + 0.700%) due 05/25/2036 ~	323	190
2.289% (12MTA + 1.400%) due 08/25/2035 ~	9,474	9,724
2.389% (12MTA + 1.500%) due 09/25/2035 ~	847	825
3.309% (US0012M + 1.700%) due 03/25/2047 ^~	231	208
3.387% due 05/25/2036 ~	5,373	4,570
4.013% (US0001M + 5.250%) due 02/25/2035 ~(a)	646	12
5.500% due 07/25/2035	13,397	12,763
5.713% (US0001M + 6.950%) due 10/25/2037 ~(a)	9,584	2,721
6.000% due 07/25/2036 ^	30,358	24,561
6.000% due 04/25/2037 ^	1,496	1,155
6.000% due 04/25/2037	6,710	5,389
6.000% due 07/25/2037	20,505	15,017
Countrywide Home Loan Mortgage Pass-Through Trust
1.897% (US0001M + 0.660%) due 02/25/2035 ~	825	795
3.156% due 01/25/2036 ~	147	141
3.250% due 03/25/2037 ^~	1,044	951
3.364% due 01/25/2036 ^~	6,846	6,264
3.408% due 02/25/2047 ^~	1,430	1,296
3.489% due 08/25/2034 ^~	1	1
3.636% due 11/19/2033 ~	18	18
5.500% due 01/25/2035	403	408
5.750% due 05/25/2037 ^	45	37
6.000% due 01/25/2038	528	449
6.250% due 09/25/2037 ^	149	140
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^	1,247	1,269
Credit Suisse Commercial Mortgage Trust
4.791% due 05/27/2053 ~	2,387	2,459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
1.200% due 10/26/2036 ~		$1,985	$1,719
3.171% due 09/27/2047 ~		9,948	10,105
3.529% due 01/26/2047 ~		7,224	5,697
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		77	29
Deutsche ALT-A Securities, Inc.
1.387% (US0001M + 0.150%) due 03/25/2037 ^~		2,230	2,033
1.537% (US0001M + 0.300%) due 09/25/2047 ^~		39,376	34,305
Epic Drummond Ltd.
0.000% due 01/25/2022 ♦	EUR	1,246	1,452
Eurosail PLC
1.002% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	6,430	8,576
1.072% (BP0003M + 0.770%) due 09/13/2045 ~		1,807	2,296
First Horizon Alternative Mortgage Securities Trust
2.631% due 07/25/2036 ~		$263	244
First Horizon Mortgage Pass-Through Trust
3.000% due 11/25/2035 ~		60	57
3.294% due 08/25/2035 ~		269	236
Global Mortgage Securitization Ltd.
1.507% (US0001M + 0.270%) due 04/25/2032 ~		1,466	1,421
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^~		10,305	10,508
GMAC Mortgage Corp. Loan Trust
4.155% due 05/25/2035 ~		51	49
Great Hall Mortgages PLC
1.451% (US0003M + 0.130%) due 06/18/2039 ~		894	874
GS Mortgage Securities Corp. Trust
3.790% due 01/10/2031		4,967	4,978
4.202% due 02/10/2029 ~		20,000	20,581
GS Mortgage Securities Trust
1.523% due 08/10/2043 ~(a)		58,487	1,856
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,210	911
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 01/19/2038 ~		31,394	29,734
1.447% (US0001M + 0.210%) due 11/19/2036 ~		12,594	10,618
1.547% (US0001M + 0.310%) due 08/19/2045 ~		87	86
2.889% (12MTA + 2.000%) due 10/19/2035 ~		40,226	33,692
3.330% due 04/19/2034 ~		225	224
HSI Asset Securitization Corp. Trust
2.047% (US0001M + 0.810%) due 07/25/2035 ~		6,635	6,675
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~		10,000	9,801
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~		4,285	4,102
1.517% (US0001M + 0.280%) due 08/25/2036 ~		2,738	2,234
1.587% (US0001M + 0.350%) due 05/25/2036 ~		79	75
IndyMac Mortgage Loan Trust
2.017% (US0001M + 0.780%) due 12/25/2034 ~		584	542
3.218% due 09/25/2036 ^~		5,129	4,576
3.276% due 08/25/2035 ~		124	111
3.367% due 09/25/2036 ^~		331	303
3.408% due 06/25/2037 ^~		23,286	20,751
Jefferies Resecuritization Trust
3.169% due 02/26/2036 ~		962	964
6.647% due 06/25/2047 ~		1,480	1,432
JPMorgan Alternative Loan Trust
1.397% (US0001M + 0.160%) due 09/25/2036 ~		2,198	2,366

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.397% (US0001M + 0.160%) due 11/25/2036 ^~		$3,961	$3,425
3.117% due 11/25/2036 ^~		5,456	5,543
6.000% due 12/27/2036		4,981	4,106
JPMorgan Mortgage Trust
3.577% due 04/25/2035 ~		90	91
3.710% due 07/25/2035 ~		17	18
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		10,469	8,455
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 +		9,159	9,266
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 +~		17,900	17,915
LB-UBS Commercial Mortgage Trust
0.455% due 02/15/2040 ~(a)		16,630	1
5.612% due 02/15/2040 ~		6,500	6,427
Lehman Mortgage Trust
1.557% (US0001M + 0.320%) due 08/25/2036 ^~		242	201
5.750% due 02/25/2037		8,195	7,238
Lehman XS Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ^~		434	404
2.137% (US0001M + 0.900%) due 08/25/2047 ~		5,813	4,940
Luminent Mortgage Trust
1.467% (US0001M + 0.230%) due 05/25/2037 ^~		70	65
Merrill Lynch Mortgage Investors Trust
2.237% (US0001M + 1.000%) due 10/25/2035 ~		446	428
3.493% due 02/25/2036 ^~		1,298	1,150
Mesdag Delta BV
0.094% (EUR003M + 0.240%) due 01/25/2020 ~	EUR	3,198	3,715
ML-CFC Commercial Mortgage Trust
5.324% due 12/12/2049 ~		$13,323	12,956
MODA SRL
1.151% (EUR003M + 1.480%) due 08/22/2026 ~	EUR	4,669	5,533
Morgan Stanley Bank of America Merrill Lynch Trust
1.156% due 12/15/2048 ~(a)		$8,829	380
Morgan Stanley Mortgage Loan Trust
1.507% (US0001M + 0.270%) due 09/25/2035 ~		418	419
1.607% (US0001M + 0.370%) due 11/25/2035 ~		2,991	2,982
2.137% (US0001M + 0.900%) due 02/25/2036 ^~		589	541
3.637% due 09/25/2035 ^~		157	134
5.500% due 10/25/2037		1,196	1,202
5.701% due 02/25/2047		3,339	2,362
Mortgage Equity Conversion Asset Trust
1.690% (H15T1Y + 0.470%) due 02/25/2042+ ~		4,044	3,356
1.800% (H15T1Y + 0.490%) due 01/25/2042 +~		13,758	11,669
1.817% (T1Y + 0.500%) due 05/25/2042 +~		4,722	4,349
MortgageIT Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 06/25/2047 ~		5,823	5,506
Motel 6 Trust
2.154% due 08/15/2034 ~		12,000	12,040
2.424% due 08/15/2034 ~		10,600	10,629
3.384% due 08/15/2034 ~		1,100	1,101
New York Mortgage Trust
1.567% (LIBOR01M + 0.660%) due 08/25/2035 ~		1,958	1,894
PFP Ltd.
2.117% due 07/14/2035 +~(c)		15,800	15,801
2.487% due 07/14/2035 +~(c)		8,100	8,100
RBSSP Resecuritization Trust
1.734% (US0001M + 0.500%) due 09/26/2034 ~		235	229

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/26/2037 ~		$870	$730
8.257% due 06/26/2037 ~		719	594
Residential Accredit Loans, Inc. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~		7,935	7,526
1.437% (US0001M + 0.200%) due 10/25/2046 ~		3,100	2,878
1.537% (US0001M + 0.300%) due 08/25/2035 ~		322	288
1.587% (US0001M + 0.350%) due 08/25/2035 ^~		1,785	1,466
1.637% (US0001M + 0.400%) due 10/25/2045 ~		268	245
4.568% due 05/25/2035 ^~		112	95
6.000% due 10/25/2034		443	453
8.000% due 04/25/2036 ^♦		389	389
Residential Asset Securitization Trust
6.250% due 08/25/2036		904	819
Residential Funding Mortgage Securities, Inc. Trust
4.554% due 04/25/2037 ~		1,099	1,035
Rural Hipotecario Fondo De Titulizacion Hipotecaria
0.061% (EUR003M + 0.240%) due 02/13/2033 ~	EUR	364	429
Sandwell Commercial Finance PLC
0.707% (BP0003M + 0.400%) due 09/30/2037 ~	GBP	450	590
Sequoia Mortgage Trust
3.543% due 07/20/2037 ~		$212	185
Sovereign Commercial Mortgage Securities Trust
6.164% due 07/22/2030 ~		29	29
Structured Adjustable Rate Mortgage Loan Trust
3.487% due 08/25/2035 ~		796	796
Structured Asset Mortgage Investments Trust
1.417% (US0001M + 0.180%) due 07/25/2046 ~		128	118
1.427% (US0001M + 0.190%) due 07/25/2046 ^~		8,386	7,212
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.361% due 09/25/2033 ~		211	213
Theatre Hospitals PLC
3.295% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	1,267	1,666
Thornburg Mortgage Securities Trust
2.137% (US0001M + 0.900%) due 03/25/2044 ~		$66	65
UBS-Barclays Commercial Mortgage Trust
0.318% due 08/10/2049 ~(a)		178,586	2,005
Wachovia Bank Commercial Mortgage Trust
5.672% due 10/15/2048 ~		3,985	4,025
5.691% due 10/15/2048 ~		9,830	9,876
6.221% due 02/15/2051 ~		9,660	9,906
WaMu Mortgage Pass-Through Certificates Trust
1.627% (US0001M + 0.390%) due 10/25/2044 ~		5,909	5,864
1.659% (12MTA + 0.770%) due 04/25/2047 ~		1,781	1,603
1.977% (US0001M + 0.740%) due 11/25/2034 ~		1,699	1,677
2.843% due 12/25/2035 ^~		2,115	2,020
2.859% due 12/25/2036 ^~		1,889	1,843
3.029% due 07/25/2037 ^~		150	126
3.099% due 03/25/2037 ^~		11,292	10,617
3.321% due 07/25/2037 ^~		91	85
Washington Mutual Mortgage Pass-Through Certificates Trust
1.487% (US0001M + 0.250%) due 02/25/2036 ~		492	439
1.589% (12MTA + 0.700%) due 01/25/2047 ~		3,264	2,642
4.333% due 09/25/2036 ^		7,450	3,946
5.750% due 11/25/2035 ^		1,726	1,612
Wells Fargo Alternative Loan Trust
1.777% (US0001M + 0.540%) due 03/25/2037 ^~		1,286	1,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 06/25/2037 ^~		$208	$185
3.101% due 02/25/2035 ~		17	18
3.117% due 01/25/2035 ~		96	99
3.329% due 03/25/2036 ~		534	536
3.332% due 05/25/2036 ^~		92	89
3.389% due 11/25/2037 ^~		18,124	17,279
3.410% due 04/25/2036 ^~		194	196
3.448% due 08/25/2033 ~		22	23
6.000% due 09/25/2036 ^		34	33
Windermere CMBS Ltd.
0.118% (EUR003M + 0.450%) due 04/22/2018 ~	EUR	84	99

Total Non-Agency Mortgage-Backed Securities (Cost $710,778)			760,671

ASSET-BACKED SECURITIES 34.8%
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~		$664	661
1.710% (US0001M + 0.480%) due 09/25/2035 ~		3,405	3,265
ACE Securities Corp. Home Equity Loan Trust
1.537% (US0001M + 0.300%) due 02/25/2036 ~		3,076	3,086
1.852% (US0001M + 0.615%) due 12/25/2035 ~		17,261	16,560
1.917% (US0001M + 0.680%) due 09/25/2035 ~		4,404	3,872
2.212% (US0001M + 0.975%) due 11/25/2033 ~		1,407	1,385
2.407% (US0001M + 1.170%) due 02/25/2035 ~		19,953	19,688
Aegis Asset-Backed Securities Trust
1.937% (US0001M + 0.700%) due 03/25/2035 ~		7,050	6,716
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.067% (US0001M + 1.830%) due 12/25/2034 ~		2,754	2,431
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~		7,600	7,636
Alpstar CLO PLC
0.150% (EUR006M + 0.400%) due 05/15/2024 ~	EUR	7,700	9,112
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.707% (US0001M + 0.470%) due 05/25/2035 ~		$4,721	4,722
2.152% (US0001M + 0.915%) due 01/25/2035 ~		5,152	5,154
Anchorage Capital CLO Ltd.
2.454% (US0003M + 1.140%) due 07/28/2026 ~		800	804
2.994% (US0003M + 1.680%) due 07/28/2026 ~		7,600	7,639
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		24,731	20,996
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.027% (US0001M + 2.790%) due 10/25/2033 ~		1,355	1,353
Asset-Backed Funding Certificates Trust
1.857% (US0001M + 0.620%) due 04/25/2034 ~		2,355	2,366
2.487% (US0001M + 1.250%) due 06/25/2034 ~		2,091	2,107
Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 07/25/2035 ~		6,400	6,421
Asset-Backed Securities Corp. Home Equity Loan Trust
1.957% (US0001M + 0.720%) due 06/25/2035 ~		1,044	1,051

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.197% (US0001M + 0.960%) due 11/25/2033 ~		$2,666	$2,586
Avery Point CLO Ltd.
2.424% (US0003M + 1.120%) due 01/18/2025 ~		2,470	2,476
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~		4,500	4,521
2.624% (US0003M + 1.320%) due 01/15/2026 ~		5,900	5,949
Ballyrock CLO Ltd.
2.496% (US0003M + 1.180%) due 05/20/2025 ~		291	292
Bear Stearns Asset-Backed Securities Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~		5,465	5,310
1.437% (US0001M + 0.200%) due 12/25/2036 ~		8,094	8,031
1.437% (US0001M + 0.200%) due 04/25/2037 ^~		3,199	3,742
1.477% (US0001M + 0.240%) due 07/25/2036 ~		10,308	9,253
1.737% (US0001M + 0.500%) due 12/25/2035 ~		400	400
BlueMountain CLO Ltd.
2.571% (US0003M + 1.260%) due 04/30/2026 ~		6,200	6,231
Business Loan Express Business Loan Trust
1.527% (US0001M + 0.290%) due 09/25/2038 ~		4,003	3,554
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~		4,300	4,325
2.565% (US0003M + 1.250%) due 05/15/2025 ~		19,900	20,022
Carrington Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 10/25/2036 ~		11,809	8,387
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		6,900	6,927
2.641% (US0003M + 1.330%) due 10/29/2025 ~		2,400	2,404
Centerline REIT, Inc.
4.760% (LIBOR01M + 4.760%) due 09/21/2045 +~		1,665	1,669
Centex Home Equity Loan Trust
3.735% due 02/25/2032		941	954
Chapel BV
0.331% (EUR003M + 0.660%) due 11/17/2064 ~	EUR	2,385	2,799
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~		$7,100	7,114
2.511% (US0003M + 1.200%) due 01/29/2025 ~		7,046	7,059
2.517% (US0003M + 1.200%) due 05/24/2026 ~		8,200	8,251
2.684% (US0003M + 1.380%) due 10/17/2026 ~		12,900	12,977
Citigroup Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 08/25/2036 ~		20,712	20,497
1.387% (US0001M + 0.150%) due 12/25/2036 ~		4,267	2,329
1.397% (US0001M + 0.160%) due 09/25/2036 ~		673	521
1.417% (US0001M + 0.180%) due 01/25/2037 ~		4,270	2,876
1.497% (US0001M + 0.260%) due 07/25/2045 ~		9,423	7,760
1.537% (US0001M + 0.300%) due 10/25/2036 ~		10,514	7,620
Citigroup Mortgage Loan Trust, Inc.
1.647% (US0001M + 0.410%) due 10/25/2035 ~		1,676	1,679

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.687% (US0001M + 0.450%) due 10/25/2035 ~		$4,229	$4,211
College Ave Student Loans LLC
2.887% (US0001M + 1.650%) due 11/26/2046 ~		9,265	9,277
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~		1,590	1,587
1.377% (US0001M + 0.140%) due 06/25/2037 ~		2,745	2,406
1.377% (US0001M + 0.140%) due 07/25/2037 ^~		4,009	3,422
1.377% (US0001M + 0.140%) due 06/25/2047 ~		3,763	3,357
1.387% (US0001M + 0.150%) due 05/25/2037 ~		6,504	6,337
1.417% (US0001M + 0.180%) due 06/25/2047 ~		170	167
1.437% (US0001M + 0.200%) due 09/25/2047 ~		1,617	1,247
1.457% (US0001M + 0.220%) due 09/25/2037 ^~		1,119	1,006
1.457% (US0001M + 0.220%) due 09/25/2047 ~		4,070	3,669
1.477% (US0001M + 0.240%) due 04/25/2036 ~		475	336
1.527% (US0001M + 0.290%) due 01/25/2037 ~		16,600	14,000
1.537% (US0001M + 0.300%) due 07/25/2036 ~		268	268
1.607% (US0001M + 0.370%) due 07/25/2036 ~		14,425	12,175
1.717% (US0001M + 0.480%) due 01/25/2036 ~		777	781
1.867% (US0001M + 0.630%) due 02/25/2036 ~		7,840	7,641
1.957% (US0001M + 0.720%) due 01/25/2036 ~		10,300	10,381
2.197% (US0001M + 0.960%) due 08/25/2035 ~		1,990	2,001
Countrywide Asset-Backed Certificates Trust
1.397% (US0001M + 0.160%) due 03/25/2037 ~		1,259	1,236
1.477% (US0001M + 0.240%) due 03/25/2037 ~		21,060	17,319
1.477% (US0001M + 0.240%) due 10/25/2046 ~		10,000	8,853
1.497% (US0001M + 0.260%) due 09/25/2046 ~		3,100	2,875
2.037% (US0001M + 0.800%) due 08/25/2047 ~		346	341
2.137% (US0001M + 0.900%) due 10/25/2034 ~		981	968
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		2,065	2,099
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~		2,228	1,408
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~		189	125
2.182% (US0001M + 0.945%) due 04/25/2036 ~		10,634	10,551
6.250% due 10/25/2036		1,100	1,122
Dekania Europe CDO PLC
0.271% (EUR003M + 0.600%) due 09/07/2035 ~	EUR	1,248	1,461
Dryden Senior Loan Fund
2.504% (US0003M + 1.200%) due 01/15/2025 ~		$11,453	11,512
2.565% (US0003M + 1.250%) due 11/15/2025 ~		28,300	28,452
Ellington Loan Acquisition Trust
2.287% (US0001M + 1.050%) due 05/25/2037 ~		4,603	4,426
EMC Mortgage Loan Trust
1.784% (LIBOR01M + 0.550%) due 08/25/2040 ~		1,237	1,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Equifirst Loan Securitization Trust
1.427% (US0001M + 0.190%) due 04/25/2037 ~		$11,793	$10,510
Faxtor ABS BV
0.628% (EUR006M + 0.900%) due 07/25/2094 ~	EUR	1,860	2,182
First Franklin Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 04/25/2036 ~		$6,213	5,917
1.737% (US0001M + 0.500%) due 12/25/2035 ~		6,100	4,804
2.047% (US0001M + 0.810%) due 04/25/2035 ~		2,409	2,426
First Investors Auto Owner Trust
1.860% due 10/15/2021		10,190	10,185
Flagship Credit Auto Trust
1.850% due 07/15/2021		15,631	15,626
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~		6,000	6,015
2.464% (US0003M + 1.160%) due 01/17/2026 ~		7,000	7,043
Fortress Credit BSL Ltd.
2.486% (US0003M + 1.180%) due 01/19/2025 ~		623	625
Fremont Home Loan Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		21,178	13,235
2.167% (US0001M + 0.930%) due 04/25/2035 ~		10,657	9,075
GSAA Home Equity Trust
1.467% (US0001M + 0.230%) due 04/25/2047 ~		8,547	6,348
6.000% due 08/25/2047		1,487	1,385
GSAA Trust
1.537% (US0001M + 0.300%) due 05/25/2047 ~		845	721
GSAMP Trust
1.357% (US0001M + 0.120%) due 12/25/2036 ~		1,106	606
Holland Park CLO Ltd.
0.601% (EUR003M + 0.930%) due 05/14/2027 ~	EUR	16,950	20,050
Home Equity Asset Trust
1.707% (US0001M + 0.470%) due 01/25/2036 ~		$17,500	15,902
Home Equity Mortgage Loan Asset-Backed Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~		7,500	6,618
House of Europe Funding PLC
0.181% (EUR003M + 0.195%) due 12/15/2090 ~	EUR	8,186	9,607
HSI Asset Securitization Corp. Trust
1.387% (US0001M + 0.150%) due 12/25/2036 ~		$8,258	6,579
1.627% (US0001M + 0.390%) due 11/25/2035 ~		1,700	1,628
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~		14,963	7,284
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~		9,700	9,729
JPMorgan Mortgage Acquisition Corp.
1.577% (US0001M + 0.340%) due 02/25/2036 ~		9,161	8,692
JPMorgan Mortgage Acquisition Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		3,707	3,697
1.407% (US0001M + 0.170%) due 04/25/2036 ~		5,881	5,867
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~		7,700	7,721

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~	$308	$298
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	5,650	5,687
Long Beach Mortgage Loan Trust
1.382% (US0001M + 0.145%) due 07/25/2036 ~	26,789	19,198
1.387% (US0001M + 0.150%) due 05/25/2036 ~	2,274	1,575
2.032% (US0001M + 0.795%) due 06/25/2034 ~	148	147
2.137% (US0001M + 0.900%) due 06/25/2035 ~	12,800	12,817
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~	6,600	6,621
2.567% (US0003M + 1.260%) due 07/20/2026 ~	19,900	20,016
MASTR Asset-Backed Securities Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~	10,317	6,164
1.397% (US0001M + 0.160%) due 10/25/2036 ~	3,338	2,199
1.467% (US0001M + 0.230%) due 01/25/2037 ~	12,958	5,459
1.477% (US0001M + 0.240%) due 10/25/2036 ~	8,703	7,070
1.912% (US0001M + 0.675%) due 10/25/2035 ~	246	247
Merrill Lynch Mortgage Investors Trust
1.347% (US0001M + 0.110%) due 08/25/2037 ~	716	469
1.757% (US0001M + 0.520%) due 06/25/2035 ~	806	786
1.957% (US0001M + 0.720%) due 06/25/2035 ~	659	637
Morgan Stanley ABS Capital, Inc. Trust
2.167% (US0001M + 0.930%) due 07/25/2034 ~	570	576
2.287% (US0001M + 1.050%) due 04/25/2035 ~	200	158
3.137% (US0001M + 1.900%) due 02/25/2047 ~	5,344	4,855
Morgan Stanley IXIS Real Estate Capital Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~	16,653	8,793
Morgan Stanley Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 04/25/2037 ~	2,227	1,201
5.726% due 10/25/2036 ^	3,583	1,949
National Collegiate Student Loan Trust
1.367% (US0001M + 0.130%) due 06/26/2028 ~	483	482
1.708% (US0003M + 0.380%) due 06/25/2029 ~	3,192	3,128
Navient Private Education Loan Trust
3.250% due 05/15/2040	7,500	7,585
Navient Student Loan Trust
2.048% due 07/26/2066 +~	23,800	23,772
2.387% (US0001M + 1.150%) due 03/25/2066 ~	3,708	3,757
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	7,800	7,839
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.647% (US0001M + 0.410%) due 02/25/2036 ~	2,257	2,268
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	1,800	1,804
NovaStar Mortgage Funding Trust
3.337% (LIBOR01M + 2.100%) due 12/25/2034 ~	3,289	3,255

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~		$4,100	$4,115
Option One Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 04/25/2037 ~		256	160
1.427% (US0001M + 0.190%) due 01/25/2036 ~		1,145	1,144
1.737% (US0001M + 0.500%) due 08/25/2032 ~		781	765
Option One Mortgage Loan Trust Asset-Backed Certificates
1.877% (US0001M + 0.640%) due 07/25/2033 ~		942	918
Ownit Mortgage Loan Trust
2.167% (US0001M + 0.930%) due 03/25/2036 ~		459	461
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~		7,400	7,440
OZLM Ltd.
2.604% (US0003M + 1.300%) due 04/17/2026 ~		6,500	6,546
Pallas CDO BV
0.024% (EUR006M + 0.258%) due 07/16/2082 ~	EUR	13,485	15,487
Pangaea ABS SPV
0.245% (EUR003M + 0.260%) due 12/28/2096 ~		2,981	3,491
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.257% (US0001M + 1.020%) due 10/25/2034 ~		$7,563	7,680
2.362% (US0001M + 1.125%) due 10/25/2034 ~		21,500	18,986
3.112% (US0001M + 1.875%) due 09/25/2034 ~		622	639
Pinnacle Park CLO Ltd.
2.564% (US0003M + 1.260%) due 04/15/2026 ~		8,500	8,570
Prestige Auto Receivables Trust
1.800% due 11/16/2020		13,000	13,008
RAAC Trust
1.537% (US0001M + 0.300%) due 06/25/2044 ~		86	75
1.937% (US0001M + 0.700%) due 03/25/2034 ~		278	273
Residential Asset Mortgage Products Trust
1.397% (US0001M + 0.160%) due 02/25/2037 ~		1,909	1,895
1.574% (LIBOR01M + 0.340%) due 12/25/2035 ~		12,574	10,623
3.112% (US0001M + 1.875%) due 10/25/2034 ~		8,157	7,558
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		7,225	6,846
1.487% (US0001M + 0.250%) due 04/25/2037 ~		278	273
Saxon Asset Securities Trust
1.737% (US0001M + 0.500%) due 11/25/2035 ~		9,000	8,405
SCF RC Funding LLC
4.100% due 06/25/2047 +		10,631	10,698
Securitized Asset-Backed Receivables LLC Trust
2.212% (US0001M + 0.975%) due 03/25/2035 ~		317	319
SG Mortgage Securities Trust
1.667% (US0001M + 0.430%) due 10/25/2035 ~		3,000	3,003
SLC Student Loan Trust
1.430% (US0003M + 0.110%) due 03/15/2027 ~		16,363	16,352
SLM Private Education Loan Trust
2.090% due 06/15/2045		7,511	7,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	2,469	$2,914
0.000% due 01/25/2024 ♦		10,846	12,794
0.000% due 06/17/2024 ♦		6,513	7,675
0.219% (EUR003M + 0.550%) due 07/25/2039 ~		880	1,002
0.221% (EUR003M + 0.550%) due 12/15/2033 ~		1,725	1,999
Sofi Consumer Loan Program LLC
3.260% due 08/25/2025		$4,090	4,158
SoFi Professional Loan Program LLC
1.720% due 09/25/2040		5,567	5,562
2.630% due 07/25/2040		5,200	5,195
2.650% due 09/25/2040		1,400	1,395
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 09/25/2037 ~		2,157	1,358
1.387% (US0001M + 0.150%) due 11/25/2037 ~		1,015	686
1.587% (US0001M + 0.350%) due 03/25/2037 ~		668	359
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~		2,300	2,308
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		3,557	3,560
Structured Asset Investment Loan Trust
1.410% (US0001M + 0.173%) due 07/25/2036 ~		2,586	1,862
2.037% (US0001M + 0.800%) due 04/25/2034 ~		6,393	6,350
Structured Asset Securities Corp. Mortgage Loan Trust
1.372% (US0001M + 0.135%) due 07/25/2036 ~		1,566	1,528
1.397% (US0001M + 0.160%) due 03/25/2036 ~		1,108	1,109
Symphony CLO Ltd.
2.584% (US0003M + 1.280%) due 07/14/2026 ~		25,800	26,004
Taberna Preferred Funding Ltd.
1.652% (LIBOR03M + 0.340%) due 05/05/2038 ~		9,449	8,716
THL Credit Wind River CLO Ltd.
2.413% (US0003M + 1.100%) due 01/22/2027 ~		8,710	8,711
2.484% (US0003M + 1.180%) due 04/18/2026 ~		1,150	1,155
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~		15,788	13,262
2.054% (US0003M + 0.750%) due 04/15/2034 ~		2,793	2,402
U.S. Capital Funding Ltd.
1.584% (US0003M + 0.280%) due 10/10/2040 ~		1,090	916
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		5,409	5,423
VOLT LLC
3.250% due 05/25/2047		14,012	14,085
3.375% due 05/28/2047		15,236	15,369
3.500% due 06/26/2045		5,814	5,839
3.875% due 09/25/2045		2,313	2,328
3.875% due 04/25/2055		103	103
Wells Fargo Home Equity Asset-Backed Securities Trust
1.817% (US0001M + 0.580%) due 03/25/2035 ~		500	504
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		8,289	8,319

Total Asset-Backed Securities (Cost $1,126,503)			1,182,866

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (f) 0.1%
		5,000

SHORT-TERM NOTES 0.2%
Prestige Auto Receivables Trust
1.430% due 08/15/2018	$5,853	5,854

U.S. TREASURY BILLS 0.2%
1.014% due 11/09/2017 - 01/18/2018 (d)(e)(g)(k)	6,636	6,623

Total Short-Term Instruments (Cost $17,476)		17,477

Total Investments in Securities (Cost $4,751,921)		4,849,098

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	9,708,950	$95,973

Total Short-Term Instruments (Cost $95,972)		95,973

Total Investments in Affiliates (Cost $95,972)		95,973

Total Investments 145.4% (Cost $4,847,893)		$4,945,071

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $(8,901))		442

Other Assets and Liabilities, net (45.4)%		(1,544,928)

Net Assets 100.0%		$3,400,585

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$5,000	Federal Home Loan Bank 1.250% due 01/16/2019	$(5,101)	$5,000	$5,000

Total Repurchase Agreements						$(5,101)	$5,000	$5,000

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.260%	08/03/2017	10/11/2017	$(68,598)	$(68,742)
	1.270	09/14/2017	10/20/2017	(101,875)	(101,940)
	1.320	09/14/2017	10/16/2017	(5,326)	(5,330)
	1.340	09/14/2017	10/16/2017	(1,137)	(1,138)
	1.340	09/18/2017	10/02/2017	(82,825)	(82,868)
GSC	1.360	09/12/2017	10/12/2017	(32,863)	(32,888)
JPS	0.950	09/27/2017	10/04/2017	(15,759)	(15,761)
	1.130	06/20/2017	10/05/2017	(50,688)	(50,853)
NOM	1.320	07/18/2017	10/18/2017	(39,960)	(40,071)
RDR	1.320	09/15/2017	10/02/2017	(74,460)	(74,506)
	1.330	09/14/2017	10/16/2017	(77,213)	(77,264)

Total Reverse Repurchase Agreements					$(551,361)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	0.750%	09/26/2017	10/02/2017	$(10,309)	$(10,309)
	1.310	09/18/2017	10/03/2017	(86,384)	(86,381)
BPG	1.280	10/02/2017	10/25/2017	(17,583)	(17,569)
GSC	0.850	09/29/2017	10/02/2017	(14,240)	(14,240)
	1.220	09/08/2017	10/20/2017	(41,044)	(41,019)
	1.270	09/12/2017	10/12/2017	(12,785)	(12,780)
	1.280	09/28/2017	10/02/2017	(47,099)	(47,099)
	1.300	09/29/2017	10/02/2017	(12,585)	(12,585)
NOM	0.850	09/22/2017	10/06/2017	(5,147)	(5,146)
TDM	1.250	09/12/2017	10/12/2017	(3,897)	(3,896)
	1.300	09/29/2017	10/02/2017	(1,016)	(1,016)
UBS	1.200	08/02/2017	10/02/2017	(46,491)	(46,490)
	1.210	08/07/2017	10/06/2017	(46,204)	(46,198)
	1.210	08/09/2017	10/10/2017	(10,576)	(10,573)
	1.210	09/15/2017	10/06/2017	(5,169)	(5,169)
	1.210	09/15/2017	10/11/2017	(399)	(399)
	1.220	08/08/2017	11/10/2017	(7,268)	(7,259)

Total Sale-Buyback Transactions					$(368,128)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (22.8)%
Fannie Mae, TBA	2.500%	10/01/2032	$21,400	$(21,708)	$(21,543)
Fannie Mae, TBA	3.000	10/01/2047	163,250	(164,766)	(163,709)
Fannie Mae, TBA	3.000	11/01/2047	58,000	(58,283)	(58,073)
Fannie Mae, TBA	4.000	10/01/2047	250,000	(263,125)	(263,145)
Freddie Mac, TBA	4.000	10/01/2047	156,000	(164,434)	(164,214)
Ginnie Mae, TBA	3.000	11/01/2047	102,400	(103,872)	(103,674)

Total Short Sales (22.8)%				$(776,188)	$(774,358)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(260,018)	$0	$(260,018)	$258,386	$(1,632)
FICC	5,000	0	0	5,000	(5,101)	(101)
GSC	0	(32,888)	0	(32,888)	33,763	875
JPS	0	(66,614)	0	(66,614)	66,281	(333)
NOM	0	(40,071)	0	(40,071)	40,913	842
RDR	0	(151,770)	0	(151,770)	154,594	2,824

Master Securities Forward Transaction Agreement
BCY	0	0	(96,690)	(96,690)	96,410	(280)
BPG	0	0	(17,569)	(17,569)	17,469	(100)
GSC	0	0	(127,723)	(127,723)	126,630	(1,093)
NOM	0	0	(5,146)	(5,146)	5,127	(19)
TDM	0	0	(4,912)	(4,912)	4,831	(81)
UBS	0	0	(116,088)	(116,088)	115,432	(656)

Total Borrowings and Other Financing Transactions	$5,000	$(551,361)	$(368,128)

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(156,691)	$0	$0	$(156,691)
U.S. Treasury Obligations	0	(394,670)	0	0	(394,670)

Total	$0	$(551,361)	$0	$0	$(551,361)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(360,869)	(7,259)	0	(368,128)

Total	$0	$(360,869)	$(7,259)	$0	$(368,128)

Total Borrowings	$0	$(912,230)	$(7,259)	$0	$(919,489)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(919,489)

(g)	Securities with an aggregate market value of $918,198 and cash of $1,658 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(976,443) at a weighted average interest rate of 1.076%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(68) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$97.000	12/15/2017	769	$1,923	$11	$5
Put - CME 90-Day Eurodollar June Futures	97.000	06/15/2018	769	1,923	58	45

					$69	$50

Total Purchased Options					$69	$50

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	375	$46,992	$(494)	$0	$(88)

Total Futures Contracts				$(494)	$0	$(88)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/16/2018	$ 168,700	$1,659	$(586)	$1,073	$0	$(23)
Pay	3-Month USD-LIBOR	1.900	Semi-Annual	07/12/2022	44,400	(96)	(61)	(157)	0	(71)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	23,300	1,339	234	1,573	44	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	234,000	2,449	3,013	5,462	428	0
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	2,800	(31)	69	38	9	(14)
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	148,850	(6,060)	614	(5,446)	0	(246)
Pay(1)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR 4,900	(30)	40	10	1	0

						$(770)	$3,323	$2,553	$482	$(354)

Total Swap Agreements						$(770)	$3,323	$2,553	$482	$(354)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$50	$0	$482	$532	$0	$(88)	$(354)	$(442)

(i)	Securities with an aggregate market value of $11,380 and cash of $11,623 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements,, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$120,018	EUR	102,078	$849	$(221)
	11/2017	EUR	88,417		$103,820	0	(847)
CBK	10/2017		$2,818	GBP	2,133	40	0
GLM	10/2017		1,007	EUR	852	0	0
JPM	10/2017		18,407	GBP	13,747	14	0
	11/2017	GBP	13,747		$18,425	0	(14)
MSB	10/2017	EUR	102,930		124,051	2,398	0
RYL	10/2017		825		973	0	(2)
	10/2017	GBP	181		243	1	0
SOG	10/2017		15,880		20,624	0	(656)

Total Forward Foreign Currency Contracts						$3,302	$(1,740)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.630%	03/12/2018	$ 2,495,000	$1,161	$2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	07/09/2018	788,700	158	65
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	08/29/2018	619,000	148	356
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,290
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018	282,600	2,654	925
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.530	05/21/2018	94,500	1,802	1,271
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	63,700	630	572
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	965,000	965	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	05/09/2018	867,700	599	165
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/23/2018	300,000	75	140
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	1,041,700	594	0

							$10,120	$4,794

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$1,000,000	$900	$16
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150	3-Month USD-LIBOR	11/28/2017	1,000,000	850	16

						$1,750	$32

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	$100.254	10/05/2017	$60,000	$125	$115
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	99.641	10/05/2017	66,500	21	17

					$146	$132

Total Purchased Options					$12,016	$4,958

WRITTEN OPTIONS:

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$2,000,000	$(1,040)	$(1)
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040	3-Month USD-LIBOR	11/28/2017	2,000,000	(860)	0

						$(1,900)	$(1)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	$99.453	12/06/2017	$39,500	$(140)	$(181)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.453	12/06/2017	39,500	(140)	(68)
FAR	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.969	10/05/2017	21,500	(33)	0
GSC	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.098	11/06/2017	30,000	(114)	(146)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	102.625	11/06/2017	8,500	(20)	(22)
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2047	105.078	10/05/2017	57,000	(80)	(21)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	100.703	10/05/2017	26,500	(62)	(130)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	100.711	10/05/2017	13,500	(28)	(67)
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	99.102	11/06/2017	19,500	(31)	(30)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.328	11/06/2017	37,500	(185)	(145)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.133	12/06/2017	19,500	(53)	(46)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.297	10/05/2017	17,000	(45)	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.047	10/05/2017	8,500	(10)	(12)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	102.953	12/06/2017	17,000	(74)	(66)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	103.016	12/06/2017	17,000	(74)	(62)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	103.184	12/06/2017	43,000	(114)	(128)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	99.641	10/05/2017	66,500	(257)	(17)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	101.250	10/05/2017	9,000	(37)	(89)
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	99.484	11/06/2017	66,500	(120)	(164)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.563	11/06/2017	16,500	(45)	(48)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	100.797	11/06/2017	31,000	(87)	(68)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047	101.484	11/06/2017	18,500	(30)	(15)
	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	99.344	12/06/2017	44,500	(144)	(187)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	100.320	12/06/2017	84,000	(519)	(420)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.313	12/06/2017	18,500	(51)	(37)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047	101.344	12/06/2017	44,500	(134)	(86)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.867	10/05/2017	55,000	(232)	(141)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	102.156	11/06/2017	9,000	(12)	(11)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047	102.969	12/06/2017	17,000	(77)	(65)

					$(2,948)	$(2,472)

Total Written Options					$(4,848)	$(2,473)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Auto Loan ABS 2017 2.25 - 100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$ 10,048	$0	$2	$2	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$ 5,778	$(1,993)	$1,417	$0	$(576)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	12,211	(2,666)	1,711	0	(955)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	877	(195)	126	0	(69)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,476	92	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	222	0	(170)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	105	0	(3)
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	43,800	(966)	1,272	306	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,000	(608)	734	126	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	74	0	(65)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	800	(38)	43	5	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,300	(381)	408	27	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	13	0	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	105	0	(3)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	520	0	(214)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	50,000	(1,889)	2,204	315	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,430)	1,409	0	(21)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,312	(1,433)	861	0	(572)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	33,100	(891)	553	0	(338)

						$(15,368)	$13,253	$871	$(2,986)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775%	Maturity	12/08/2017	102,500	$0	$(90)	$0	$(90)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/05/2018	195,000	0	(115)	0	(115)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/12/2018	99,000	0	(57)	0	(57)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Maturity	02/12/2018	185,000	0	120	120	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Maturity	03/15/2018	282,500	0	(97)	0	(97)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Maturity	03/27/2018	190,000	0	(26)	0	(26)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Maturity	03/28/2018	105,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	Maturity	12/08/2017	102,500	0	(91)	0	(91)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.763	Maturity	12/12/2017	500,000	0	(380)	0	(380)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.746	Maturity	12/27/2017	245,000	0	(139)	0	(139)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Maturity	01/22/2018	140,000	0	(78)	0	(78)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	01/26/2018	85,000	0	(40)	0	(40)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Maturity	02/12/2018	540,000	0	(309)	0	(309)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	03/08/2018	185,000	0	(76)	0	(76)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Maturity	03/08/2018	295,000	0	(172)	0	(172)

							$0	$(1,550)	$120	$(1,670)

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$21,799	$0	$(11)	$0	$(11)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	5,312	0	(7)	0	(7)
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	3,771	0	(2)	0	(2)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	7,736	0	(10)	0	(10)
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	5,868	0	(2)	0	(2)

								$0	$(32)	$0	$(32)

Total Swap Agreements								$(15,368)	$11,673	$993	$(4,688)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$849	$0	$0	$849	$(1,068)	$0	$(1,531)	$(2,599)	$(1,750)	$1,715	$(35)
BRC	0	16	92	108	0	(1)	(69)	(70)	38	0	38
CBK	40	3,925	0	3,965	0	0	0	0	3,965	(3,760)	205
DUB	0	0	0	0	0	(249)	(193)	(442)	(442)	402	(40)
FBF	0	0	432	432	0	0	0	0	432	(270)	162
GLM	0	572	0	572	0	0	0	0	572	(410)	162
GSC	0	115	0	115	0	(189)	0	(189)	(74)	0	(74)
GST	0	0	34	34	0	0	(65)	(65)	(31)	143	112
JPM	14	0	0	14	(14)	(686)	0	(700)	(686)	738	52
JPS	0	0	120	120	0	0	(388)	(388)	(268)	323	55
MSB	2,398	0	0	2,398	0	0	0	0	2,398	(2,740)	(342)
MYC	0	313	315	628	0	0	(235)	(235)	393	(581)	(188)
RYL	1	0	0	1	(2)	0	0	(2)	(1)	(28)	(29)
SAL	0	17	0	17	0	(1,348)	(2,207)	(3,555)	(3,538)	3,884	346
SOG	0	0	0	0	(656)	0	0	(656)	(656)	672	16

Total Over the Counter	$3,302	$4,958	$993	$9,253	$(1,740)	$(2,473)	$(4,688)	$(8,901)

(k)	Securities with an aggregate market value of $7,911 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$50	$50
Swap Agreements	0	0	0	0	482	482

	$0	$0	$0	$0	$532	$532

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,302	$0	$3,302
Purchased Options	0	0	0	0	4,958	4,958
Swap Agreements	0	873	0	0	120	993

	$0	$873	$0	$3,302	$5,078	$9,253

	$0	$873	$0	$3,302	$5,610	$9,785

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	0	0	0	354	354

	$0	$0	$0	$0	$442	$442

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,740	$0	$1,740
Written Options	0	0	0	0	2,473	2,473
Swap Agreements	0	2,986	0	0	1,702	4,688

	$0	$2,986	$0	$1,740	$4,175	$8,901

	$0	$2,986	$0	$1,740	$4,617	$9,343

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,117	$1,117
Swap Agreements	0	0	0	0	(2,783)	(2,783)

	$0	$0	$0	$0	$(1,666)	$(1,666)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,459)	$0	$(14,459)
Purchased Options	0	0	0	0	(9,596)	(9,596)
Written Options	0	0	0	0	5,907	5,907
Swap Agreements	0	(3,351)	0	0	(230)	(3,581)

	$0	$(3,351)	$0	$(14,459)	$(3,919)	$(21,729)

	$0	$(3,351)	$0	$(14,459)	$(5,585)	$(23,395)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(19)	$(19)
Futures	0	0	0	0	(619)	(619)
Swap Agreements	0	0	0	0	1,880	1,880

	$0	$0	$0	$0	$1,242	$1,242

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,833	$0	$1,833
Purchased Options	0	0	0	0	(5,722)	(5,722)
Written Options	0	0	0	0	1,417	1,417
Swap Agreements	0	7,326	0	0	(1,510)	5,816

	$0	$7,326	$0	$1,833	$(5,815)	$3,344

	$0	$7,326	$0	$1,833	$(4,573)	$4,586

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,523	$0	$26,523
U.S. Government Agencies	0	1,989,199	5,462	1,994,661
U.S. Treasury Obligations	0	866,900	0	866,900
Non-Agency Mortgage- Backed Securities	0	690,215	70,456	760,671
Asset-Backed Securities	0	1,146,727	36,139	1,182,866
Short-Term Instruments
Repurchase Agreements	0	5,000	0	5,000
Short-Term Notes	0	5,854	0	5,854
U.S. Treasury Bills	0	6,623	0	6,623

	$0	$4,737,041	$112,057	$4,849,098

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$95,973	$0	$0	$95,973

Total Investments	$95,973	$4,737,041	$112,057	$4,945,071

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(774,358)	$0	$(774,358)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	532	0	532
Over the counter	0	9,251	2	9,253

	$0	$9,783	$2	$9,785

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(88)	(354)	0	(442)
Over the counter	0	(8,901)	0	(8,901)

	$(88)	$(9,255)	$0	$(9,343)

Total Financial Derivative Instruments	$(88)	$528	$2	$442

Totals	$95,885	$3,963,211	$112,059	$4,171,155

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
U.S. Government Agencies	$0	$5,591	$0	$0	$0	$(129)	$0	$0	$5,462	$(129)
Non-Agency Mortgage-Backed Securities	48,684	23,900	(2,850)	45	214	463	0	0	70,456	461
Asset-Backed Securities	1,800	34,441	(39)	0	0	72	1,669	(1,804)	36,139	68

	$50,484	$63,932	$(2,889)	$45	$214	$406	$1,669	$(1,804)	$112,057	$400

Financial Derivative Instruments - Assets
Over the counter	$(3)	$5	$(3)	$0	$3	$0	$0	$0	$2	$0

Totals	$50,481	$63,937	$(2,892)	$45	$217	$406	$1,669	$(1,804)	$112,059	$400

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	119

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

September 30, 2017 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$5,462	Proxy Pricing	Base Price	87.750-94.750
Non-Agency Mortgage- Backed Securities	55,431	Proxy Pricing	Base Price	92.125-101.497
	15,025	Third Party Vendor	Broker Quote	83.000-84.812
Asset-Backed Securities	10,698	Proxy Pricing	Base Price	100.625
	25,441	Third Party Vendor	Broker Quote	99.884-100.240

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	—

Total	$112,059

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

120	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund II

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.1%

CORPORATE BONDS & NOTES 20.9%

BANKING & FINANCE 11.1%
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,533
American Tower Corp.
3.375% due 10/15/2026	1,000	990
Bank of America Corp.
1.971% (US0003M + 0.650%) due 10/01/2021 ~	1,800	1,806
2.881% (US0003M + 1.021%) due 04/24/2023 ~	1,800	1,809
Bear Stearns Cos. LLC
7.250% due 02/01/2018	2,200	2,241
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,580
Capital One N.A.
2.464% (US0003M + 1.150%) due 08/17/2018 ~	1,500	1,511
Citigroup, Inc.
2.274% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,812
Duke Realty LP
3.250% due 06/30/2026	1,900	1,882
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	1,500	1,503
2.875% due 10/01/2018	400	404
2.884% (US0003M + 1.580%) due 01/08/2019 ~	1,500	1,522
General Motors Financial Co., Inc.
2.664% (US0003M + 1.360%) due 04/10/2018 ~	1,104	1,110
3.150% due 01/15/2020	2,000	2,036
3.200% due 07/13/2020	2,200	2,257
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~	1,400	1,423
7.500% due 02/15/2019	1,557	1,673
International Lease Finance Corp.
7.125% due 09/01/2018	1,500	1,571
JPMorgan Chase & Co.
1.864% (US0003M + 0.550%) due 04/25/2018 ~	1,100	1,103
2.400% due 06/07/2021	1,200	1,204
2.796% (US0003M + 1.480%) due 03/01/2021 ~	2,000	2,065
4.350% due 08/15/2021	200	214
Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,578
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,742
Metropolitan Life Global Funding
3.450% due 12/18/2026	1,700	1,751
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,810
Morgan Stanley
2.487% (US0003M + 1.180%) due 01/20/2022 ~	2,300	2,333
2.500% due 04/21/2021	2,000	2,007
3.125% due 07/27/2026	1,100	1,080
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	1,800	1,801
National Retail Properties, Inc.
3.500% due 10/15/2027	1,500	1,471
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,829
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,207
Santander Holdings USA, Inc.
2.700% due 05/24/2019	2,700	2,722
Washington Prime Group LP
5.950% due 08/15/2024	1,900	1,941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEA Finance LLC
3.250% due 10/05/2020	$1,600	$1,635
Wells Fargo & Co.
2.500% due 03/04/2021	1,900	1,914
7.980% (US0003M + 3.770%) due 03/15/2018 ~(c)	4,659	4,805
WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,818

		67,693

INDUSTRIALS 7.3%
AbbVie, Inc.
3.200% due 11/06/2022	900	924
Amazon.com, Inc.
3.150% due 08/22/2027	300	302
American Airlines Pass Through Trust
4.000% due 01/15/2027	2,003	2,105
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/2022	3,100	3,128
Apple, Inc.
2.150% due 02/09/2022	1,500	1,498
Charter Communications Operating LLC
4.464% due 07/23/2022	1,500	1,586
CVS Health Corp.
2.750% due 12/01/2022	2,000	2,006
Daimler Finance North America LLC
2.250% due 03/02/2020	1,500	1,504
Ecolab, Inc.
4.350% due 12/08/2021	2,221	2,404
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,728
ERAC USA Finance LLC
2.350% due 10/15/2019	1,500	1,507
Georgia-Pacific LLC
2.539% due 11/15/2019	1,500	1,512
HCA, Inc.
3.750% due 03/15/2019	1,500	1,536
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,901
Merck & Co., Inc.
2.350% due 02/10/2022	2,100	2,108
2.750% due 02/10/2025	2,000	2,007
Moody’s Corp.
2.625% due 01/15/2023	1,500	1,492
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	600	600
2.350% due 03/04/2019	556	559
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	2,018
Philip Morris International, Inc.
2.375% due 08/17/2022	1,900	1,893
SBA Tower Trust
2.877% due 07/10/2046	1,900	1,927
Southern Co.
2.350% due 07/01/2021	2,300	2,289
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,115
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	1,600	1,599
1.756% (US0003M + 0.440%) due 11/20/2017 ~	900	900
Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,566

		44,714

UTILITIES 2.5%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	600	603
2.800% due 02/17/2021	1,500	1,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duke Energy Corp.
3.050% due 08/15/2022	$2,500	$2,552
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,500	1,522
MidAmerican Energy Co.
3.100% due 05/01/2027	1,500	1,506
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,541
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	1,997
Verizon Communications, Inc.
2.946% due 03/15/2022	828	843
3.376% due 02/15/2025	3,112	3,133

		15,216

Total Corporate Bonds & Notes (Cost $126,277)		127,623

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	40	43

ILLINOIS 1.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	135	145
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,700	3,102
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,300	2,545
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,335	1,351

		7,143

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	370

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	106

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
2.214% (US0003M + 0.900%) due 07/25/2029 ~	1,448	1,449

SOUTH CAROLINA 0.2%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	853	853

Total Municipal Bonds & Notes (Cost $9,422)		10,190

U.S. GOVERNMENT AGENCIES 64.8%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 12/25/2036 ~	197	195

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	121

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.662% (LIBOR01M + 0.425%) due 10/25/2022 ~	$11	$11
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	1,572	1,577
1.687% (LIBOR01M + 0.450%) due 05/25/2023 ~	10	10
1.737% (LIBOR01M + 0.500%) due 02/25/2022 ~	2	2
1.787% (LIBOR01M + 0.550%) due 01/25/2022 ~	3	3
1.837% (LIBOR01M + 0.600%) due 08/25/2022 ~	6	6
1.867% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,485	1,503
1.937% (LIBOR01M + 0.700%) due 04/25/2022 - 09/25/2022 ~	7	7
2.030% (12MTA + 1.200%) due 07/01/2044 ~	115	117
2.310% due 08/01/2022	500	502
3.037% (US0012M + 1.450%) due 01/01/2035 ~	235	246
3.288% due 05/25/2035 ~	119	125
3.319% (US0012M + 1.736%) due 09/01/2035 ~	28	29
3.330% due 11/01/2021	268	279
3.422% (US0012M + 1.732%) due 05/01/2038 ~	1,328	1,404
3.500% due 01/01/2026	55	57
3.585% (US0012M + 1.835%) due 04/01/2041 ~	39	41
3.980% due 07/01/2021 (e)	38,300	40,643
4.000% due 08/01/2025 - 12/01/2041	867	921
4.500% due 09/01/2018 - 10/01/2042	5,368	5,785
5.000% due 12/01/2021 - 02/01/2041	153	167
5.500% due 03/01/2022 - 05/01/2041	3,496	3,877
6.000% due 03/01/2018 - 01/01/2039	2,751	3,135
6.500% due 11/01/2021 - 06/25/2044	143	164
6.500% due 12/25/2042 ~	318	344
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	4	4
Fannie Mae, TBA
3.000% due 11/01/2032 - 11/01/2047	78,000	78,295
3.500% due 10/01/2032 - 12/01/2047	98,000	101,760
Freddie Mac
1.928% due 02/15/2038 ~(a)	8,163	531
1.984% (LIBOR01M + 0.750%) due 08/15/2036 ~	1,078	1,093
2.030% (12MTA + 1.200%) due 02/25/2045 ~	151	152
2.670% (H15T1Y + 2.045%) due 02/01/2023 ~	11	11
3.009% (H15T1Y + 2.250%) due 12/01/2022 ~	71	72
3.372% (H15T1Y + 2.408%) due 07/01/2030 ~	21	22
4.000% due 04/01/2024 - 03/01/2044	2,278	2,410
4.500% due 02/01/2029 - 12/01/2040	982	1,063
5.000% due 01/01/2036 - 07/01/2040	106	117
5.500% due 01/01/2018 - 07/01/2039	1,143	1,273
6.000% due 11/01/2029 - 09/01/2038	3,542	4,008
7.000% due 07/15/2022	147	158
7.500% due 01/15/2023	374	406
8.000% due 11/01/2025 - 06/15/2030	247	295
9.000% due 12/15/2020	8	9
Freddie Mac, TBA
3.500% due 11/01/2047	10,000	10,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/01/2047	$84,000	$88,423
4.500% due 10/01/2047	4,000	4,288
Ginnie Mae
1.634% (LIBOR01M + 0.400%) due 06/16/2031 ~	15	15
1.637% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,253	1,253
1.684% (US0001M + 0.460%) due 06/20/2065 ~	3,810	3,801
1.691% (US0001M + 0.460%) due 02/20/2067 ~	1,421	1,418
1.746% (US0001M + 0.515%) due 10/20/2062 ~	3,516	3,514
1.831% (US0001M + 0.600%) due 07/20/2065 - 10/20/2065 ~	5,896	5,892
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	21	21
1.981% (US0001M + 0.750%) due 08/20/2066 ~	1,884	1,895
2.031% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	6,328	6,380
2.125% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2030 ~	424	440
2.151% (US0001M + 0.920%) due 07/20/2065 ~	3,466	3,512
2.250% (H15T1Y + 1.500%) due 12/20/2029 ~	199	207
2.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2027 ~	309	317
2.625% (H15T1Y + 1.500%) due 06/20/2023 - 06/20/2027 ~	164	169
5.000% due 07/15/2034 - 06/15/2041	3,133	3,453
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	2	3
8.000% due 01/15/2022 - 08/15/2024	7	8
9.500% due 01/20/2019 - 12/15/2021	1	1
Ginnie Mae, TBA
4.000% due 10/01/2047	3,000	3,161
5.000% due 10/01/2047	3,000	3,273

Total U.S. Government Agencies (Cost $391,235)		394,568

U.S. TREASURY OBLIGATIONS 21.9%
U.S. Treasury Bonds
2.500% due 02/15/2045	2,800	2,611
2.750% due 08/15/2042 (e)(g)	1,200	1,185
2.750% due 11/15/2042	6,300	6,217
2.750% due 08/15/2047 (e)	700	684
2.875% due 05/15/2043	9,000	9,068
3.000% due 11/15/2044	5,600	5,768
3.000% due 05/15/2047	600	617
3.125% due 02/15/2043	4,000	4,219
3.125% due 08/15/2044	12,400	13,076
3.375% due 05/15/2044 (e)	16,200	17,851
3.625% due 08/15/2043	3,500	4,014
3.750% due 11/15/2043	2,600	3,046
4.250% due 05/15/2039	600	750
4.500% due 08/15/2039 (g)	700	905
4.625% due 02/15/2040	1,600	2,105
U.S. Treasury Inflation Protected Securities (b)
3.875% due 04/15/2029	6,850	9,320
U.S. Treasury Notes
1.750% due 09/30/2022	500	499
1.875% due 07/31/2022 (e)	2,300	2,294
1.875% due 08/31/2022	4,900	4,886
2.000% due 09/30/2024	14,200	14,159
2.250% due 01/31/2024 (g)	1,000	1,009
2.250% due 08/15/2027	19,900	19,758
2.375% due 05/15/2027 (e)	9,200	9,236

Total U.S. Treasury Obligations (Cost $132,798)		133,277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	$501	$514
BAMLL Commercial Mortgage Securities Trust
2.447% (LIBOR01M + 1.220%) due 01/15/2028 ~	5,900	5,911
Banc of America Funding Trust
3.333% due 05/25/2035 ~	531	557
Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	4,600	4,704
BCAP LLC Trust
1.447% (US0001M + 0.225%) due 01/26/2036 ~	1,437	1,406
Bear Stearns Adjustable Rate Mortgage Trust
3.092% due 04/25/2033 ~	199	200
3.477% due 01/25/2035 ~	1,513	1,507
3.641% due 02/25/2036 ^~	552	542
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~	253	226
3.564% due 05/25/2035 ~	1,680	1,691
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	299	299
Bear Stearns Mortgage Funding Trust
1.427% (US0001M + 0.190%) due 01/25/2037 ~	6,476	5,878
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	560	566
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	172	174
Countrywide Alternative Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2047 ~	1,127	1,090
Countrywide Home Loan Mortgage Pass-Through Trust
3.358% due 02/20/2035 ~	13	13
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	316	283
Credit Suisse First Boston Mortgage Securities Corp.
3.262% due 09/25/2033 ~	2,938	3,006
5.066% due 06/25/2032 ~	50	49
Credit Suisse Mortgage Capital Certificates
3.419% due 01/27/2036 ~	1,191	1,205
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)	897	75
HomeBanc Mortgage Trust
1.487% (US0001M + 0.250%) due 03/25/2035 ~	3,868	3,543
1.507% (US0001M + 0.270%) due 10/25/2035 ~	2,654	2,620
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~	12	11
IndyMac Mortgage Loan Trust
3.235% due 11/25/2035 ^~	1,255	1,103
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,319
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	1,351	1,354
JPMorgan Commercial Mortgage-Backed Securities Trust
5.715% due 03/18/2051 ~	17	17
JPMorgan Mortgage Trust
3.462% due 07/25/2035 ~	792	795
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,776
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,256
3.560% due 07/13/2029 ~	2,000	2,053
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	4,028	4,123
Nomura Resecuritization Trust
1.434% (US0001M + 0.200%) due 12/26/2035 ~	2,713	2,681

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	$120	$115
RBSSP Resecuritization Trust
1.484% (US0001M + 0.250%) due 02/26/2037 ~	1,679	1,642
2.995% due 12/25/2035 ~	2,003	2,050
Residential Funding Mortgage Securities, Inc. Trust
4.366% due 02/25/2036 ^~	235	215
Sequoia Mortgage Trust
1.877% (US0001M + 0.640%) due 04/19/2027 ~	805	766
Structured Asset Mortgage Investments Trust
1.897% (US0001M + 0.660%) due 09/19/2032 ~	131	128
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.431% due 07/25/2034 ~	7,264	7,411
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 10/25/2045 ~	339	341
2.089% (12MTA + 1.200%) due 11/25/2042 ~	130	124
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	157	141
3.127% due 01/25/2035 ~	12	13
3.177% due 03/25/2036 ~	956	968
3.327% due 12/25/2034 ~	872	887

Total Non-Agency Mortgage-Backed Securities (Cost $66,046)		70,348

ASSET-BACKED SECURITIES 8.7%
Ally Auto Receivables Trust
1.840% due 08/15/2019	2,000	2,001
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019	75	75
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 01/25/2036 ~	4,137	4,132
Asset-Backed Securities Corp. Home Equity Loan Trust
2.479% (US0001M + 1.245%) due 08/15/2033 ~	2,419	2,436
B2R Mortgage Trust
2.567% due 06/15/2049	2,306	2,292
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~	739	745
DT Auto Owner Trust
1.560% due 06/15/2020	1,014	1,013
EMC Mortgage Loan Trust
1.974% (US0001M + 0.370%) due 05/25/2040 ~	510	478
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	1,171	1,169
First Franklin Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 11/25/2036 ~	1,605	1,609
First Investors Auto Owner Trust
1.690% due 04/15/2021	1,025	1,024
Flagship Credit Auto Trust
1.930% due 12/15/2021	1,776	1,777
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~	54	31
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	1,583	1,583
Home Equity Asset Trust
2.137% (US0001M + 0.900%) due 11/25/2034 ~	1,604	1,623

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Auto Lease Securitization Trust
1.514% (US0001M + 0.280%) due 12/16/2019 ~	$1,200	$1,201
JPMorgan Mortgage Acquisition Corp.
0.000% due 03/25/2036 ♦	630	631
MASTR Asset-Backed Securities Trust
1.927% (US0001M + 0.690%) due 03/25/2035 ~	3,700	3,708
Morgan Stanley IXIS Real Estate Capital Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~	16	9
Navient Student Loan Trust
1.537% (US0001M + 0.300%) due 07/26/2066 ~	1,512	1,513
Nelnet Student Loan Trust
2.094% (US0003M + 0.780%) due 07/27/2048 ~	508	514
2.117% (US0003M + 0.800%) due 11/25/2048 ~	312	316
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 07/25/2035 ~	677	680
Residential Asset Securities Corp. Trust
1.507% (US0001M + 0.270%) due 04/25/2036 ~	5,406	5,410
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	1,258	1,257
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	693	264
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~	1,456	1,452
SLM Private Education Loan Trust
1.850% due 06/17/2030	1,948	1,949
SLM Student Loan Trust
1.464% (US0003M + 0.150%) due 10/25/2029 ~	1,397	1,390
1.864% (US0003M + 0.550%) due 04/27/2026 ~	1,500	1,507
Sofi Consumer Loan Program LLC
2.140% due 09/25/2026	1,500	1,500
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	1,462	1,477
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,393	1,404
Structured Asset Investment Loan Trust
2.137% (US0001M + 0.900%) due 09/25/2034 ~	1,284	1,284
2.362% (US0001M + 1.125%) due 07/25/2033 ~	2,307	2,285
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	1,300	1,301

Total Asset-Backed Securities (Cost $51,314)		53,040

	SHARES
PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	4,890

Total Preferred Securities (Cost $4,120)		4,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.8%

COMMERCIAL PAPER 4.7%
Dominion Resources
1.400% due 10/10/2017	$2,000	$1,999
Duke Energy Corp.
1.430% due 10/03/2017	3,600	3,599
Entergy Corp.
1.650% due 11/14/2017	3,700	3,692
1.650% due 11/15/2017	1,100	1,098
J.P. Morgan Securities
1.430% due 02/06/2018	3,700	3,682
Marriott International
1.510% due 10/18/2017	2,700	2,698
Mondelez International, Inc.
1.520% due 10/23/2017	3,700	3,697
ONEOK, Inc.
1.900% due 10/30/2017	1,500	1,498
Schlumberger Holdings
1.460% due 10/23/2017	2,800	2,797
UDR, Inc.
1.420% due 10/02/2017	3,700	3,700

		28,460

REPURCHASE AGREEMENTS (d) 0.1%
		337

Total Short-Term Instruments (Cost $28,798)		28,797

Total Investments in Securities (Cost $810,010)		822,733

	SHARES
INVESTMENTS IN AFFILIATES 25.9%

SHORT-TERM INSTRUMENTS 25.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.9%
PIMCO Short-Term Floating NAV Portfolio III	12,000,381	118,624
PIMCO Short-Term Floating NAV Portfolio IV	3,921,087	39,273

Total Short-Term Instruments (Cost $157,848)		157,897

Total Investments in Affiliates (Cost $157,848)		157,897

Total Investments 161.0% (Cost $967,858)		$980,630

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $338)		(64)

Other Assets and Liabilities, net (61.0)%		(371,501)

Net Assets 100.0%		$609,065

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	123

Schedule of Investments PIMCO Total Return Fund II (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$337	Federal Home Loan Bank 1.375% due 09/28/2020	$(347)	$337	$337

Total Repurchase Agreements						$(347)	$337	$337

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	1.350%	09/07/2017	10/10/2017	$(39,771)	$(39,808)
	1.310	09/06/2017	12/06/2017	(30,414)	(30,443)

Total Reverse Repurchase Agreements					$(70,251)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	6.000%	10/01/2047	$4,000	$(4,504)	$(4,504)

Total Short Sales (0.7)%				$(4,504)	$(4,504)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$337	$0	$0	$337	$(347)	$(10)
JPS	0	(70,251)	0	(70,251)	71,002	751

Total Borrowings and Other Financing Transactions	$337	$(70,251)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(39,808)	$0	$0	$(39,808)
U.S. Treasury Obligations	0	0	(30,443)	0	(30,443)

Total Borrowings	$0	$(39,808)	$(30,443)	$0	$(70,251)

Payable for reverse repurchase agreements					$(70,251)

(e)	Securities with an aggregate market value of $71,002 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(13,581) at a weighted average interest rate of 1.008%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.750	11/24/2017	73	$73	$1	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	8	8	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	136	136	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/24/2017	605	605	5	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	127	127	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	290	725	25	16

					$33	$17

Total Purchased Options					$33	$17

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	64	$64	$(14)	$(15)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	290	725	(31)	(6)

					$(45)	$(21)

Total Written Options					$(45)	$(21)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	474	$55,695	$(345)	$0	$(78)
U.S. Treasury 10-Year Note December Futures	12/2017	645	80,827	(717)	0	(143)

				$(1,062)	$0	$(221)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2017	284	$(69,949)	$70	$0	$0
U.S. Treasury 30-Year Bond December Futures	12/2017	185	(28,270)	376	0	(6)

				$446	$0	$(6)

Total Futures Contracts				$(616)	$0	$(227)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.664%	$1,100	$(2)	$19	$17	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	125

Schedule of Investments PIMCO Total Return Fund II (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$87,500	$1,641	$228	$1,869	$31	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2019	$	36,100	$(88)	$251	$163	$15	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		84,000	(449)	(430)	(879)	48	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		13,200	(378)	199	(179)	26	0

							$(915)	$20	$(895)	$89	$0

Total Swap Agreements							$724	$267	$991	$120	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$17	$0	$120	$137	$(21)	$(227)	$0	$(248)

(g)	Securities with an aggregate market value of $2,512 and cash of $2,248 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$	1,500	$147	$35
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		1,400	140	36

								$287	$71

Total Purchased Options								$287	$71

126	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	0

						$(378)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$ 6,400	$(143)	$(16)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(140)	(16)

							$(283)	$(32)

Total Written Options							$(661)	$(32)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	Quarterly	12/20/2017	$ 1,833	$0	$2	$2	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	3,954	0	6	6	0

						$0	$8	$8	$0

Total Swap Agreements						$0	$8	$8	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
GLM	$0	$35	$0	$35	$0	$(16)	$0	$(16)	$19	$0	$19
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	0	0	6	6	0	0	0	0	6	0	6
MYC	0	36	0	36	0	(16)	0	(16)	20	0	20

Total Over the Counter	$0	$71	$8	$79	$0	$(32)	$0	$(32)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	127

Schedule of Investments PIMCO Total Return Fund II (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$17	$17
Swap Agreements	0	31	0	0	89	120

	$0	$31	$0	$0	$106	$137

Over the counter
Purchased Options	$0	$0	$0	$0	$71	$71
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$0	$71	$79

	$0	$39	$0	$0	$177	$216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$21	$21
Futures	0	0	0	0	227	227

	$0	$0	$0	$0	$248	$248

Over the counter
Written Options	$0	$0	$0	$0	$32	$32

	$0	$0	$0	$0	$280	$280

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(33)	$(33)
Written Options	0	0	0	0	13	13
Futures	0	0	0	0	3,926	3,926
Swap Agreements	0	164	0	0	(4,127)	(3,963)

	$0	$164	$0	$0	$(221)	$(57)

Over the counter
Purchased Options	$0	$0	$0	$0	$(213)	$(213)
Written Options	0	0	0	0	289	289
Swap Agreements	0	182	0	0	0	182

	$0	$182	$0	$0	$76	$258

	$0	$346	$0	$0	$(145)	$201

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Written Options	0	0	0	0	24	24
Futures	0	0	0	0	(988)	(988)
Swap Agreements	0	247	0	0	770	1,017

	$0	$247	$0	$0	$(187)	$60

Over the counter
Purchased Options	$0	$0	$0	$0	$73	$73
Written Options	0	0	0	0	(117)	(117)
Swap Agreements	0	(174)	0	0	0	(174)

	$0	$(174)	$0	$0	$(44)	$(218)

	$0	$73	$0	$0	$(231)	$(158)

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$67,693	$0	$67,693
Industrials	0	44,714	0	44,714
Utilities	0	15,216	0	15,216
Municipal Bonds & Notes
California	0	226	0	226
Florida	0	43	0	43
Illinois	0	7,143	0	7,143
Iowa	0	370	0	370
Massachusetts	0	106	0	106
Pennsylvania	0	1,449	0	1,449
South Carolina	0	853	0	853
U.S. Government Agencies	0	394,568	0	394,568
U.S. Treasury Obligations	0	133,277	0	133,277
Non-Agency Mortgage-Backed Securities	0	70,348	0	70,348
Asset-Backed Securities	0	53,040	0	53,040
Preferred Securities
Banking & Finance	0	4,890	0	4,890
Short-Term Instruments
Commercial Paper	0	28,460	0	28,460
Repurchase Agreements	0	337	0	337

	$0	$822,733	$0	$822,733

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,897	$0	$0	$157,897

Total Investments	$157,897	$822,733	$0	$980,630

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,504)	$0	$(4,504)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	121	0	137
Over the counter	0	79	0	79

	$16	$200	$0	$216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(233)	(15)	0	(248)
Over the counter	0	(32)	0	(32)

	$(233)	$(47)	$0	$(280)

Total Financial Derivative Instruments	$(217)	$153	$0	$(64)

Totals	$157,680	$818,382	$0	$976,062

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	129

Schedule of Investments PIMCO Total Return Fund IV

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.1%

CORPORATE BONDS & NOTES 38.4%

BANKING & FINANCE 27.7%
AIA Group Ltd.
3.125% due 03/13/2023		$3,000	$3,053
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	2,045
Bank of America Corp.
1.971% (US0003M + 0.650%) due 10/01/2021 ~		4,500	4,516
3.300% due 01/11/2023		1,500	1,537
5.700% due 01/24/2022		2,840	3,197
5.750% due 12/01/2017		1,600	1,611
6.875% due 04/25/2018		4,400	4,527
Bank of Nova Scotia
1.875% due 04/26/2021		4,100	4,051
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,833
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(f)	GBP	4,300	6,825
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		$3,000	3,134
3.684% due 01/10/2023		4,300	4,413
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,102
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,738
BRFkredit A/S
2.000% due 10/01/2017	DKK	37,500	5,956
Cantor Fitzgerald LP
6.500% due 06/17/2022		$3,500	3,944
CBL & Associates LP
5.950% due 12/15/2026		3,200	3,245
Citigroup, Inc.
2.274% (US0003M + 0.960%) due 04/25/2022 ~		3,100	3,121
3.887% (US0003M + 1.563%) due 01/10/2028 ~		3,900	4,007
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,999
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,702
Cooperatieve Rabobank UA
11.000% (US0003M + 10.868%) due 06/30/2019 ~(f)		3,800	4,308
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~		3,600	3,783
3.750% due 03/26/2025		2,800	2,856
3.800% due 09/15/2022		3,000	3,117
3.800% due 06/09/2023		3,400	3,523
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		2,800	2,834
Depository Trust & Clearing Corp.
4.875% (US0003M + 3.167%) due 06/15/2020 ~(f)		4,250	4,436
Deutsche Bank AG
2.700% due 07/13/2020		3,700	3,717
2.850% due 05/10/2019		3,400	3,435
3.219% (US0003M + 1.910%) due 05/10/2019 ~		4,300	4,393
4.250% due 10/14/2021		1,500	1,573
Dexia Credit Local S.A.
2.375% due 09/20/2022		6,700	6,684
ERP Operating LP
3.250% due 08/01/2027		1,400	1,405
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,097
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		3,200	3,204
3.200% due 01/15/2021		200	204
General Motors Financial Co., Inc.
2.234% (US0003M + 0.930%) due 04/13/2020 ~		4,200	4,224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 01/15/2020		$500	$509
3.200% due 07/13/2020		4,000	4,103
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~		11,000	11,182
2.511% (US0003M + 1.200%) due 04/30/2018 ~		250	251
6.000% due 06/15/2020		5,940	6,524
7.500% due 02/15/2019		1,400	1,504
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,500	3,494
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,147
Host Hotels & Resorts LP
3.875% due 04/01/2024		3,200	3,274
HSBC Holdings PLC
3.400% due 03/08/2021		200	206
ING Bank NV
2.625% due 12/05/2022		4,200	4,257
ING Groep NV
3.150% due 03/29/2022		3,300	3,365
Intercontinental Exchange, Inc.
2.350% due 09/15/2022		3,700	3,677
JPMorgan Chase & Co.
1.864% (US0003M + 0.550%) due 04/25/2018 ~		1,300	1,303
2.214% (US0003M + 0.900%) due 04/25/2023 ~		2,900	2,923
2.400% due 06/07/2021		4,800	4,818
2.550% due 10/29/2020		600	607
6.300% due 04/23/2019		4,800	5,123
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,268
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,613
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,409
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,329
12.000% (US0003M + 11.756%) due 12/16/2024 ~(f)		$9,900	13,419
MetLife, Inc.
5.250% (US0003M + 3.575%) due 06/15/2020 ~(f)		2,000	2,067
Metropolitan Life Global Funding
3.450% due 12/18/2026		2,700	2,782
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	302
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~		3,600	3,618
2.450% due 02/01/2019		1,700	1,712
2.487% (US0003M + 1.180%) due 01/20/2022 ~		3,500	3,551
3.125% due 07/27/2026		2,000	1,963
3.875% due 01/27/2026		4,500	4,675
7.300% due 05/13/2019		3,300	3,573
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,303
Nordea Bank AB
2.250% due 05/27/2021		4,000	3,979
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	57,200	9,085
Nykredit Realkredit A/S
1.000% due 04/01/2018		76,200	12,197
1.000% due 07/01/2018		63,900	10,262
2.000% due 04/01/2018		25,500	4,101
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,714
5.250% due 01/15/2026		3,800	4,018
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		4,300	4,386
Public Storage
2.370% due 09/15/2022		3,000	2,992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	10,000	$1,594
1.000% due 04/01/2018		46,200	7,393
2.000% due 01/01/2018		34,000	5,432
2.000% due 04/01/2018		139,300	22,399
Rio Oil Finance Trust
9.250% due 07/06/2024		$725	757
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,902
2.300% due 03/22/2021		3,300	3,312
Santander Holdings USA, Inc.
2.700% due 05/24/2019		4,000	4,033
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,500	2,514
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,000	1,983
3.000% due 07/15/2022		1,000	999
Stadshypotek AB
2.500% due 04/05/2022		6,700	6,746
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		3,300	3,413
Toronto-Dominion Bank
2.250% due 03/15/2021		700	701
2.500% due 01/18/2023		2,900	2,919
UBS AG
2.166% (US0003M + 0.850%) due 06/01/2020 ~		800	810
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		5,800	5,781
3.000% due 04/15/2021		8,000	8,115
VEREIT Operating Partnership LP
3.950% due 08/15/2027		3,100	3,093
Washington Prime Group LP
5.950% due 08/15/2024		4,500	4,596
WEA Finance LLC
3.250% due 10/05/2020		3,400	3,474
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(f)		7,100	7,322
Wells Fargo Bank N.A.
1.966% (US0003M + 0.650%) due 12/06/2019 ~		3,400	3,435
Westpac Banking Corp.
2.100% due 02/25/2021		8,500	8,493

			411,150

INDUSTRIALS 7.5%
AbbVie, Inc.
3.200% due 11/06/2022		2,100	2,155
Actavis, Inc.
3.250% due 10/01/2022		3,000	3,081
Air Canada Pass-Through Trust
5.375% due 11/15/2022		804	850
Allergan Funding SCS
3.450% due 03/15/2022		5,300	5,506
Amazon.com, Inc.
3.150% due 08/22/2027		500	503
American Airlines Pass Through Trust
4.000% due 01/15/2027		3,124	3,283
Apple, Inc.
2.150% due 02/09/2022		8,000	7,989
AutoNation, Inc.
6.750% due 04/15/2018		1,000	1,026
BAT Capital Corp.
3.557% due 08/15/2027		2,200	2,211
Becton Dickinson and Co.
2.133% due 06/06/2019		3,500	3,510
Dell International LLC
5.450% due 06/15/2023		3,700	4,063

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	$3,400	$3,429
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	3,013
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,638
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,832	3,918
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	3,915
2.750% due 02/10/2025	3,100	3,112
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,845
Oracle Corp.
2.400% due 09/15/2023	1,000	995
Owens Corning
4.200% due 12/01/2024	4,000	4,218
Philip Morris International, Inc.
2.375% due 08/17/2022	4,500	4,482
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,410
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	1,000	1,116
SBA Tower Trust
2.877% due 07/10/2046	3,500	3,551
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,496
Southern Co.
2.350% due 07/01/2021	4,000	3,980
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,464	2,593
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,466
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~	4,500	4,508
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,887
Wynn Las Vegas LLC
5.500% due 03/01/2025	7,500	7,828

		111,577

UTILITIES 3.2%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	1,400	1,407
2.254% (US0003M + 0.950%) due 07/15/2021 ~	3,600	3,647
3.400% due 05/15/2025	3,900	3,844
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	2,800	2,811
Duke Energy Corp.
3.150% due 08/15/2027	2,600	2,582
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,066
3.500% due 04/01/2026	1,200	1,239
FirstEnergy Corp.
3.900% due 07/15/2027	1,400	1,428
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,921
MidAmerican Energy Co.
3.100% due 05/01/2027	3,500	3,514
Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,847
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	2,400	2,466
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	2,065	1,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 ^(b)(g)	$2,233	$809
Rio Oil Finance Trust
9.750% due 01/06/2027	3,463	3,636
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,488
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	3,600	3,606
3.376% due 02/15/2025	5,814	5,853

		47,512

Total Corporate Bonds & Notes (Cost $564,358)		570,239

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,153

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,596

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	577

Total Municipal Bonds & Notes (Cost $8,567)		9,326

U.S. GOVERNMENT AGENCIES 37.8%
Fannie Mae
1.542% (LIBOR01M + 0.310%) due 06/25/2055 ~	3,592	3,589
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	2,939	2,947
1.787% (LIBOR01M + 0.550%) due 06/25/2041 ~	5	5
2.310% due 08/01/2022	100	100
2.913% (LIBOR01M + 4.150%) due 02/25/2033 ~	6,409	5,976
2.935% due 11/01/2021	10,405	10,687
3.000% due 06/01/2029 - 10/25/2040	2,244	2,290
3.122% (H15T1Y + 2.239%) due 01/01/2036 ~	3,855	4,075
3.422% (US0012M + 1.732%) due 05/01/2038 ~	2,263	2,393
3.500% due 10/25/2041	18,775	19,348
4.500% due 02/01/2031 - 08/01/2042	1,714	1,850
5.500% due 02/01/2036 - 05/01/2036	113	126
Fannie Mae, TBA
3.000% due 11/01/2032 - 11/01/2047	230,000	230,545
3.500% due 10/01/2047 - 12/01/2047	198,000	203,683
Freddie Mac
1.672% (LIBOR01M + 0.440%) due 11/15/2042 ~	4,883	4,892
5.000% due 03/01/2024 - 12/01/2038	1,077	1,175
5.500% due 04/01/2038	318	354
Freddie Mac, TBA
3.500% due 10/01/2047 - 11/01/2047	11,000	11,334
4.000% due 10/01/2047	9,000	9,474
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	3,500	2,794
1.601% (US0001M + 0.370%) due 06/20/2061 ~	3,168	3,169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.691% (US0001M + 0.460%) due 02/20/2067 ~		$3,506	$3,498
1.701% (US0001M + 0.470%) due 06/20/2067 ~		443	442
1.851% (US0001M + 0.620%) due 09/20/2065 ~		3,133	3,131
1.981% (US0001M + 0.750%) due 08/20/2066 ~		3,570	3,591
1.981% due 08/20/2067 ~		2,474	2,501
2.031% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~		6,770	6,826
2.480% (US0012M + 0.750%) due 06/20/2067 ~		3,995	4,116
5.000% due 05/15/2038		2	2
Ginnie Mae, TBA
3.000% due 10/01/2047		2,000	2,026
3.500% due 11/01/2047		2,000	2,076
4.000% due 10/01/2047		11,000	11,585
5.000% due 10/01/2047		1,000	1,091

Total U.S. Government Agencies (Cost $562,137)			561,691

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Bonds
2.500% due 02/15/2045		25,900	24,148
2.500% due 02/15/2046 (m)		1,400	1,302
2.750% due 08/15/2042 (k)		6,600	6,518
2.750% due 11/15/2042		11,000	10,854
2.750% due 08/15/2047 (k)(m)		1,900	1,858
2.875% due 05/15/2043 (k)		10,100	10,177
2.875% due 08/15/2045		3,500	3,514
3.000% due 05/15/2042 (m)		900	931
3.000% due 05/15/2047		6,300	6,479
3.125% due 02/15/2043 (k)		5,000	5,273
3.125% due 08/15/2044 (m)		1,300	1,371
3.375% due 05/15/2044		8,000	8,815
3.625% due 08/15/2043		15,300	17,547
3.750% due 11/15/2043		11,000	12,888
4.250% due 05/15/2039 (k)(m)		2,200	2,751
4.375% due 11/15/2039		3,300	4,198
4.375% due 05/15/2040 (k)		4,400	5,607
4.500% due 08/15/2039 (k)(m)		3,500	4,525
4.625% due 02/15/2040 (k)(m)		1,700	2,237
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045		324	309
2.500% due 01/15/2029		17,330	20,923
U.S. Treasury Notes
1.875% due 07/31/2022 (i)(k)		24,300	24,242
2.000% due 08/31/2021 (m)		100	101
2.000% due 09/30/2024		34,700	34,600
2.250% due 08/15/2027 (i)		29,300	29,091
2.375% due 05/15/2027		7,700	7,730

Total U.S. Treasury Obligations (Cost $251,202)			247,989

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.8%
Adjustable Rate Mortgage Trust
1.737% (US0001M + 0.500%) due 10/25/2035 ~		2,023	1,949
Alba PLC
0.422% (BP0003M + 0.140%) due 11/21/2037 ~	GBP	2,316	2,978
0.503% (BP0003M + 0.170%) due 03/17/2039 ~		4,224	5,419
1.501% (BP0001M + 1.250%) due 04/24/2049 ~		3,838	5,190
BAMLL Commercial Mortgage Securities Trust
2.447% (LIBOR01M + 1.220%) due 01/15/2028 ~		$8,200	8,215
Banc of America Funding Trust
3.333% due 05/25/2035 ~		2,708	2,840
Banc of America Mortgage Trust
6.500% due 10/25/2031		10	11

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	131

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
1.447% (US0001M + 0.225%) due 01/26/2036 ~		$3,440	$3,365
3.485% due 08/26/2037 ~		1,187	1,190
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~		115	115
2.979% due 02/25/2033 ~		39	39
Chase Mortgage Finance Trust
3.580% due 02/25/2037 ~		57	56
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.786% (LIBOR01M + 0.460%) due 10/25/2035 ~		2,122	2,065
Citigroup Commercial Mortgage Trust
2.077% due 07/15/2032 ~		3,700	3,704
Citigroup Mortgage Loan Trust
3.157% due 09/25/2037 ~		4,243	4,130
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.348% due 11/10/2049		2,300	2,383
Countrywide Home Loan Mortgage Pass-Through Trust
3.695% due 11/19/2033 ~		268	272
Credit Suisse First Boston Mortgage Securities Corp.
3.262% due 09/25/2033 ~		8	8
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		3,870	3,375
Eurohome UK Mortgages PLC
0.477% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	3,168	4,134
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		14,136	18,809
Great Hall Mortgages PLC
1.451% (US0003M + 0.130%) due 06/18/2039 ~		$2,904	2,838
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,169
3.278% due 11/10/2049 ~		3,500	3,601
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		4,111	4,201
3.571% due 01/25/2035 ~		1,042	1,030
HomeBanc Mortgage Trust
1.487% (US0001M + 0.250%) due 03/25/2035 ~		987	905
Impac CMB Trust
2.017% (US0001M + 0.780%) due 10/25/2034 ~		4,752	4,669
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,978
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,539
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~		2,560	2,566
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,700
2.962% due 10/05/2028		4,100	4,103
Kensington Mortgage Securities PLC
1.489% (US0003M + 0.170%) due 06/14/2040 ~		2,229	2,156
Ludgate Funding PLC
0.467% (BP0003M + 0.190%) due 12/01/2060 ~	GBP	3,237	4,169
Mansard Mortgages Parent Ltd.
0.475% (BP0003M + 0.180%) due 04/15/2047 ~		978	1,269
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~		$1,905	1,959
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		446	420
2.094% (US0006M + 0.680%) due 01/25/2029 ~		259	259

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	$6,038
3.150% due 03/15/2048		7,000	7,202
Morgan Stanley Capital Trust
3.436% due 12/15/2049		2,200	2,256
3.516% due 07/13/2029 ~		3,300	3,406
Morgan Stanley Resecuritization Trust
1.494% (US0001M + 0.260%) due 04/26/2053 ~		401	400
PFP Ltd.
2.284% (LIBOR01M + 1.050%) due 01/14/2035 ~		3,562	3,568
ResLoC UK PLC
0.000% due 12/15/2043 ♦	EUR	6,183	7,027
RFTI Issuer Ltd.
2.984% (LIBOR01M + 1.750%) due 08/15/2030 ~		$3,234	3,233
RMAC PLC
0.422% (BP0003M + 0.130%) due 06/12/2037 ~	GBP	1,464	1,878
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~		$2,728	2,615
Structured Adjustable Rate Mortgage Loan Trust
3.216% due 09/25/2034 ~		1,706	1,706
3.441% due 09/25/2034 ~		3,824	3,881
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.431% due 07/25/2034 ~		2,444	2,493
Thrones PLC
1.788% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	2,405	3,246
Trinity Square PLC
1.445% (BP0003M + 1.150%) due 07/15/2051 ~		2,802	3,801
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 07/25/2045 ~		$254	252
1.527% (US0001M + 0.290%) due 10/25/2045 ~		5,958	5,992
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,542
3.486% due 12/15/2059		4,800	4,988
Wells Fargo Mortgage-Backed Securities Trust
3.259% due 05/25/2035 ~		2,273	2,318
3.263% due 06/25/2035 ~		2,428	2,462

Total Non-Agency Mortgage-Backed Securities (Cost $191,945)			190,082

ASSET-BACKED SECURITIES 9.7%
Ally Auto Receivables Trust
1.840% due 08/15/2019		3,800	3,802
Ally Master Owner Trust
1.634% (LIBOR01M + 0.400%) due 02/15/2021 ~		3,800	3,808
AmeriCredit Automobile Receivables Trust
1.510% due 05/18/2020		3,157	3,155
1.520% due 06/10/2019		127	127
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 01/25/2036 ~		3,380	3,376
Auto ABS
0.600% due 09/27/2024	EUR	258	306
BA Credit Card Trust
1.564% (LIBOR01M + 0.330%) due 06/15/2020 ~		$8,300	8,308
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		3,670	3,673
3.475% due 10/28/2031		1,267	1,274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Capital One Multi-Asset Execution Trust
1.684% (LIBOR01M + 0.450%) due 02/15/2022 ~	$3,400	$3,419
Chase Issuance Trust
1.534% (LIBOR01M + 0.300%) due 01/18/2022 ~	3,600	3,618
Countrywide Asset-Backed Certificates
1.537% (US0001M + 0.300%) due 06/25/2036 ~	2,553	2,553
Countrywide Asset-Backed Certificates Trust
1.777% (US0001M + 0.540%) due 12/25/2034 ~	3,628	3,534
CPS Auto Trust
1.500% due 06/15/2020	1,585	1,583
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	24	28
DT Auto Owner Trust
1.560% due 06/15/2020	1,876	1,875
Eagle Ltd.
2.570% due 12/15/2039	813	808
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	2,220	2,216
First Investors Auto Owner Trust
1.690% due 04/15/2021	2,460	2,456
Flagship Credit Auto Trust
1.850% due 07/15/2021	3,075	3,074
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	4,254	4,255
Golden Credit Card Trust
1.634% (LIBOR01M + 0.400%) due 02/15/2021 ~	3,600	3,614
GSAMP Trust
2.087% (US0001M + 0.850%) due 02/25/2047 ~	2,860	2,841
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	3,600	3,601
JPMorgan Mortgage Acquisition Corp.
0.000% due 03/25/2036 ♦	1,259	1,261
MASTR Specialized Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2036 ~	857	848
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	3,725	3,723
Merrill Lynch Mortgage Investors Trust
2.032% (US0001M + 0.795%) due 09/25/2035 ~	3,139	3,126
OneMain Financial Issuance Trust
3.190% due 03/18/2026	8,100	8,189
Option One Mortgage Loan Trust Asset-Backed Certificates
1.677% (US0001M + 0.440%) due 11/25/2035 ~	2,301	2,303
Park Place Securities, Inc.
1.687% (US0001M + 0.450%) due 09/25/2035 ~	939	943
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.077% (US0001M + 0.840%) due 01/25/2036 ~	1,991	2,007
Residential Asset Securities Corp. Trust
1.507% (US0001M + 0.270%) due 04/25/2036 ~	2,152	2,154
1.527% (US0001M + 0.290%) due 03/25/2036 ~	369	370
1.687% (US0001M + 0.450%) due 09/25/2035 ~	1,303	1,310
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	3,019	3,017
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019	3,125	3,124
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~	2,913	2,904

132	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Education Loan Trust
1.850% due 06/17/2030		$3,409	$3,411
SLM Student Loan Trust
1.434% (US0003M + 0.120%) due 01/25/2027 ~		1,983	1,977
1.464% (US0003M + 0.150%) due 10/25/2029 ~		2,794	2,780
1.864% (US0003M + 0.550%) due 04/27/2026 ~		6,752	6,779
Sofi Consumer Loan Program LLC
2.140% due 09/25/2026		3,500	3,500
SoFi Professional Loan Program LLC
2.187% (US0001M + 0.950%) due 01/25/2039 ~		3,169	3,205
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,640	2,661
Structured Asset Investment Loan Trust
2.137% (US0001M + 0.900%) due 01/25/2035 ~		1,012	1,017
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		1,928	1,939
VOLT LLC
3.125% due 09/25/2047		2,000	2,002
3.500% due 03/25/2047		2,985	3,014
3.875% due 04/25/2055		401	402
Wells Fargo Home Equity Asset-Backed Securities Trust
1.487% (US0001M + 0.250%) due 07/25/2036 ~		3,245	3,243
2.237% (US0001M + 1.000%) due 10/25/2034 ~		2,121	2,135
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		3,400	3,402

Total Asset-Backed Securities (Cost $142,278)			144,050

SOVEREIGN ISSUES 4.1%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,509
2.125% due 09/01/2022		3,700	3,672
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		4,500	4,473
2.125% due 04/13/2021		2,000	1,979
2.625% due 04/20/2022		2,800	2,810
Province of Ontario
1.650% due 09/27/2019		600	598
3.150% due 06/02/2022	CAD	1,200	1,003
4.000% due 10/07/2019		$900	938
4.400% due 04/14/2020		1,600	1,698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	850
6.350% due 01/30/2026		$600	741
Republic of Germany
0.010% due 04/17/2020 (d)	EUR	9,200	11,056
0.500% due 02/15/2026		7,700	9,314
0.500% due 08/15/2027		13,000	15,420
Tokyo Metropolitan Government
2.000% due 05/17/2021		$3,000	2,962

Total Sovereign Issues (Cost $58,847)			61,023

SHORT-TERM INSTRUMENTS 14.0%

CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.827% due 05/17/2018		1,800	1,801
1.940% due 09/04/2018		13,300	13,310

			15,111

COMMERCIAL PAPER 5.9%
Boston Scientific Corp.
1.600% due 10/19/2017		4,500	4,497
CNPC Finance
1.500% due 10/20/2017		10,400	10,393
Deutsche Telekom AG
1.490% due 10/23/2017		8,800	8,791
1.500% due 11/02/2017		6,000	5,991
1.630% due 01/30/2018		8,800	8,750
Enbridge Energy Partners LP
2.250% due 12/11/2017		9,000	8,969
Energy Transfer Partners
2.200% due 10/02/2017		4,500	4,499
2.200% due 10/06/2017		3,700	3,699
Enterprise Products Operating LLC
1.420% due 10/10/2017		3,000	2,999
1.430% due 10/25/2017		5,700	5,694
Ford Motor Credit Co.
2.000% due 09/04/2018		8,000	7,851
Mattel, Inc.
1.720% due 10/16/2017		8,700	8,694
Schlumberger Holdings
1.450% due 11/20/2017		3,000	2,994
Viacom, Inc.
1.780% due 11/02/2017		4,300	4,294

			88,115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 0.2%
			$3,558

JAPAN TREASURY BILLS 6.8%
(0.132)% due 10/30/2017 - 11/27/2017 (c)(d)	JPY	11,350,000	100,880

U.S. TREASURY BILLS 0.1%
1.021% due 01/04/2018 (c)(d)(i)		$551	550

Total Short-Term Instruments (Cost $210,576)			208,214

Total Investments in Securities (Cost $1,989,910)			1,992,614

		SHARES
INVESTMENTS IN AFFILIATES 1.5%

SHORT-TERM INSTRUMENTS 1.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III		2,162,140	21,373

Total Short-Term Instruments (Cost $21,373)			21,373

Total Investments in Affiliates (Cost $21,373)			21,373

Total Investments 135.6% (Cost $2,011,283)			$2,013,987

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $(1,348))			(901)

Other Assets and Liabilities, net (35.5)%			(527,492)

Net Assets 100.0%			$1,485,594

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Principal only security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	11/25/2014 - 12/05/2014	$ 2,202	$809	0.05%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	133

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$3,558	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(3,631)	$3,558	$3,558

Total Repurchase Agreements						$(3,631)	$3,558	$3,558

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BPG	0.830%	10/02/2017	10/03/2017	$(16,147)	$(16,146)
UBS	1.200	09/07/2017	10/02/2017	(23,301)	(23,301)

Total Sale-Buyback Transactions					$(39,447)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$3,558	$0	$0	$3,558	$(3,631)	$(73)

Master Securities Forward Transaction Agreement
BPG	0	0	(16,146)	(16,146)	16,085	(61)
TOR	0	0	0	0	(115)	(115)
UBS	0	0	(23,301)	(23,301)	23,217	(84)

Total Borrowings and Other Financing Transactions	$3,558	$0	$(39,447)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(39,447)	$0	$0	$(39,447)

Total Borrowings	$0	$(39,447)	$0	$0	$(39,447)

Payable for sale-buyback financing transactions					$(39,447)

(i)	Securities with an aggregate market value of $39,302 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(33,783) at a weighted average interest rate of 0.788%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	23		EUR	4,377	$4	$45	$(1)
U.S. Treasury 5-Year Note December Futures	12/2017	467	$		54,873	(354)	0	(77)
U.S. Treasury 10-Year Note December Futures	12/2017	2,614			327,567	(3,297)	0	(596)
U.S. Treasury 30-Year Bond December Futures	12/2017	133			20,324	(187)	4	0

						$(3,834)	$49	$(674)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
90-Day Eurodollar December Futures	12/2018	186	$		(45,633)	$17	$14	$0
90-Day Eurodollar March Futures	03/2019	172			(42,179)	(8)	15	0
Canada Government 10-Year Bond December Futures	12/2017	20		CAD	(2,169)	43	2	(4)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	177		EUR	(32,455)	92	25	(50)
United Kingdom Long Gilt December Futures	12/2017	217		GBP	(36,022)	896	9	(73)

						$1,040	$65	$(127)

Total Futures Contracts						$(2,794)	$114	$(801)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Reference Entity									Asset	Liability
Royal Bank of Scotland PLC	1.000%	Quarterly	12/20/2017	0.144%	EUR 3,000	$16	$(8)	$8	$0	$0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.664	$ 3,500	12	43	54	0	0

						$28	$35	$62	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Reference Entity									Asset	Liability
Dominion Resources, Inc.	(1.000)%	Quarterly	03/20/2021	0.205%	$ 1,700	$(50)	$3	$(46)	$0	$0

						$(50)	$3	$(46)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches								Asset	Liability
iCDX.IG-28 05-Year Index	1.000%	Quarterly	06/20/2022	$70,300	$ 1,315	$187	$1,502	$25	$0

					$ 1,315	$187	$1,502	$25	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	12,800	$(387)	$330	$(57)	$0	$(23)
Receive	03-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046	CAD	1,000	109	44	152	0	(2)
Receive(6)	3-Month USD-LIBOR	1.500	Semi-Annual	06/15/2019		$239,100	1,152	(265)	887	95	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$36,100	337	(173)	163	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		$75,000	(459)	(332)	(791)	38	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		$40,200	(1,159)	614	(544)	78	0
Receive(6)	06-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	18,200	(166)	392	226	0	(24)
Receive(6)	06-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	17,000	(391)	330	(62)	0	(58)
Receive(6)	06-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	GBP	7,500	(716)	481	(235)	0	(58)
Receive	06-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	7,630,000	(433)	6	(426)	87	0
Receive	06-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	1,410,000	(74)	55	(18)	7	0

							$(2,187)	$1,482	$(705)	$320	$(165)

Total Swap Agreements							$(894)	$1,707	$813	$345	$(165)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$114	$345	$459	$0	$(801)	$(165)	$(966)

(k)	Securities with an aggregate market value of $13,456 and cash of $4,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

136	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	EUR	1,680		$2,009	$23	$0
	10/2017		$43,735	EUR	37,307	358	0
	11/2017	EUR	37,307		$43,806	0	(357)
	11/2017		$19,577	JPY	2,198,300	0	(3)
	01/2018	DKK	20,488		$3,013	0	(259)
	04/2018		50,234		7,380	0	(690)
BPS	11/2017	JPY	80,000		732	20	0
	01/2018	BRL	230		67	0	(4)
	01/2018	DKK	780		119	0	(6)
	04/2018		$69	DKK	452	3	0
CBK	10/2017		3,710	EUR	3,110	0	(34)
	10/2017		1,792	GBP	1,356	25	0
	10/2017		254	ZAR	3,333	0	(8)
	11/2017	JPY	2,610,000		$23,914	668	0
	12/2017		$192	INR	12,628	0	0
	12/2017		4,100	KRW	4,640,011	0	(46)
DUB	12/2017	THB	4,536		$137	1	0
GLM	10/2017	CAD	2,373		1,901	0	(1)
	10/2017	EUR	1,744		2,097	36	0
	10/2017	RUB	24,810		423	0	(6)
	11/2017		$11,150	JPY	1,218,300	0	(303)
	12/2017	KRW	38,938,463		$34,762	737	0
	01/2018	DKK	23,512		3,444	0	(311)
	04/2018		100,077		15,832	152	(396)
	07/2018		36,423		5,959	75	0
HUS	10/2017		49,130		7,311	0	(492)
JPM	10/2017	EUR	36,993		44,204	482	0
	10/2017		$62,204	GBP	46,457	49	0
	11/2017	GBP	46,457		$62,265	0	(48)
	11/2017	JPY	8,232,900		75,374	2,061	0
	11/2017		$22,587	JPY	2,491,000	0	(407)
	12/2017		19	TWD	580	0	0
	01/2018		67	BRL	230	5	0
MSB	11/2017	JPY	830,000		$7,564	175	0
SCX	10/2017		$14,015	JPY	1,518,500	0	(520)
SOG	10/2017	GBP	47,813		$62,095	0	(1,974)
TOR	12/2017		$3,195	KRW	3,601,468	0	(48)
UAG	10/2017	DKK	47,800		$7,296	0	(296)
	10/2017	JPY	4,910,000		44,651	964	0
	01/2018		$7,577	DKK	47,465	3	0
	04/2018	DKK	142,570		$22,894	0	(8)

Total Forward Foreign Currency Contracts						$5,837	$(6,217)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%	$200	$(35)	$34	$0	$(1)
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099	100	(16)	16	0	0

							$(51)	$50	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$ 9,700	$(403)	$390	$0	$(13)

Total Swap Agreements						$(454)	$440	$0	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$381	$0	$0	$381	$(1,309)	$0	$0	$(1,309)	$(928)	$1,008	$80
BPS	23	0	0	23	(10)	0	(1)	(11)	12	0	12
CBK	693	0	0	693	(88)	0	0	(88)	605	(500)	105
DUB	1	0	0	1	0	0	0	0	1	0	1
GLM	1,000	0	0	1,000	(1,017)	0	0	(1,017)	(17)	0	(17)
GST	0	0	0	0	0	0	0	0	0	235	235
HUS	0	0	0	0	(492)	0	0	(492)	(492)	565	73
JPM	2,597	0	0	2,597	(455)	0	0	(455)	2,142	(2,440)	(298)
JPS	0	0	0	0	0	0	(13)	(13)	(13)	89	76
MSB	175	0	0	175	0	0	0	0	175	0	175
SCX	0	0	0	0	(520)	0	0	(520)	(520)	421	(99)
SOG	0	0	0	0	(1,974)	0	0	(1,974)	(1,974)	2,110	136
TOR	0	0	0	0	(48)	0	0	(48)	(48)	0	(48)
UAG	967	0	0	967	(304)	0	0	(304)	663	(917)	(254)

Total Over the Counter	$5,837	$0	$0	$5,837	$(6,217)	$0	$(14)	$(6,231)

(m)	Securities with an aggregate market value of $4,428 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$114	$114
Swap Agreements	0	25	0	0	320	345

	$0	$25	$0	$0	$434	$459

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,837	$0	$5,837

	$0	$25	$0	$5,837	$434	$6,296

138	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$801	$801
Swap Agreements	0	0	0	0	165	165

	$0	$0	$0	$0	$966	$966

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,217	$0	$6,217
Swap Agreements	0	14	0	0	0	14

	$0	$14	$0	$6,217	$0	$6,231

	$0	$14	$0	$6,217	$966	$7,197

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,103	$10,103
Swap Agreements	0	267	0	0	(5,354)	(5,087)

	$0	$267	$0	$0	$4,749	$5,016

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,222)	$0	$(7,222)
Swap Agreements	0	(121)	0	0	0	(121)

	$0	$(121)	$0	$(7,222)	$0	$(7,343)

	$0	$146	$0	$(7,222)	$4,749	$(2,327)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,611)	$(3,611)
Swap Agreements	0	144	0	0	1,021	1,165

	$0	$144	$0	$0	$(2,590)	$(2,446)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,641	$0	$1,641
Swap Agreements	0	373	0	0	0	373

	$0	$373	$0	$1,641	$0	$2,014

	$0	$517	$0	$1,641	$(2,590)	$(432)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$411,150	$0	$411,150
Industrials	0	111,577	0	111,577
Utilities	0	47,512	0	47,512
Municipal Bonds & Notes
California	0	4,153	0	4,153
Illinois	0	4,596	0	4,596
Virginia	0	577	0	577
U.S. Government Agencies	0	561,691	0	561,691
U.S. Treasury Obligations	0	247,989	0	247,989
Non-Agency Mortgage- Backed Securities	0	190,082	0	190,082
Asset-Backed Securities	0	144,050	0	144,050
Sovereign Issues	0	61,023	0	61,023
Short-Term Instruments
Certificates of Deposit	0	15,111	0	15,111
Commercial Paper	0	88,115	0	88,115
Repurchase Agreements	0	3,558	0	3,558
Japan Treasury Bills	0	100,880	0	100,880
U.S. Treasury Bills	0	550	0	550

	$0	$1,992,614	$0	$1,992,614

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,373	$0	$0	$21,373

Total Investments	$21,373	$1,992,614	$0	$2,013,987

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$114	$345	$0	$459
Over the counter	0	5,837	0	5,837

	$114	$6,182	$0	$6,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(801)	(165)	0	(966)
Over the counter	0	(6,231)	0	(6,231)

	$(801)	$(6,396)	$0	$(7,197)

Total Financial Derivative Instruments	$(687)	$(214)	$0	$(901)

Totals	$20,686	$1,992,400	$0	$2,013,086

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

140	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Total Return ESG Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.2%

CORPORATE BONDS & NOTES 44.8%

BANKING & FINANCE 30.5%
ABN AMRO Bank NV
2.100% due 01/18/2019		$2,600	$2,611
AerCap Ireland Capital DAC
4.500% due 05/15/2021		3,200	3,388
Ally Financial, Inc.
6.250% due 12/01/2017		2,850	2,870
American International Group, Inc.
4.125% due 02/15/2024		1,700	1,807
American Tower Corp.
3.400% due 02/15/2019		1,427	1,453
5.000% due 02/15/2024		3,000	3,314
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		685	688
Asian Development Bank
1.875% due 08/10/2022		5,200	5,155
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	1,100	405
4.750% due 01/15/2018 ^(b)		1,000	368
Bank of America Corp.
2.151% due 11/09/2020		$7,900	7,880
Barclays PLC
3.200% due 08/10/2021		800	813
3.250% due 02/12/2027	GBP	2,100	2,894
3.419% (US0003M + 2.110%) due 08/10/2021 ~		$4,400	4,597
3.684% due 01/10/2023		1,900	1,950
BBVA Bancomer S.A.
7.250% due 04/22/2020		2,000	2,205
Boston Properties LP
3.700% due 11/15/2018		2,700	2,746
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	3,155
CIT Group, Inc.
5.500% due 02/15/2019		1,537	1,610
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,634
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	3,550	4,884
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~		$3,200	3,363
3.750% due 03/26/2025		1,900	1,938
3.800% due 09/15/2022		2,700	2,805
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,881
European Investment Bank
2.375% due 05/24/2027		10,000	9,920
3.300% due 02/03/2028	AUD	3,400	2,634
HCP, Inc.
4.000% due 12/01/2022		$4,200	4,421
Hospitality Properties Trust
4.250% due 02/15/2021		800	834
ING Bank NV
2.625% due 12/05/2022		4,800	4,866
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	21,174
iStar, Inc.
4.000% due 11/01/2017		1,400	1,401
JPMorgan Chase & Co.
1.826% (US0003M + 0.510%) due 03/01/2018 ~		2,900	2,905
2.214% (US0003M + 0.900%) due 04/25/2023 ~		2,300	2,318
3.625% due 05/13/2024		2,700	2,817
Kilroy Realty LP
4.375% due 10/01/2025		2,600	2,735
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022 (a)		23,500	23,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(g)		$6,200	$8,404
Loews Corp.
2.625% due 05/15/2023		3,000	3,001
MGIC Investment Corp.
5.750% due 08/15/2023		2,400	2,646
MMcapS Funding Ltd.
1.619% (US0003M + 0.290%) due 12/26/2039 ~		349	289
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~		2,600	2,613
2.487% (US0003M + 1.180%) due 01/20/2022 ~		3,100	3,145
National Australia Bank Ltd.
2.400% due 12/07/2021		6,600	6,626
3.250% due 03/24/2022	AUD	780	614
4.000% due 12/16/2021		1,172	953
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	17,800	2,827
NTT Finance Corp.
1.900% due 07/21/2021		$300	295
Nykredit Realkredit A/S
1.000% due 10/01/2017	DKK	10,700	1,699
2.000% due 07/01/2018		141,700	22,927
Piper Jaffray Cos.
5.060% due 10/09/2018		$1,000	1,023
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	122,300	19,575
2.000% due 04/01/2018		141,700	22,785
SBA Communications Corp.
4.875% due 09/01/2024		$2,600	2,681
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		5,100	5,275
Swedbank AB
2.375% due 02/27/2019		2,600	2,619
Toronto-Dominion Bank
2.500% due 01/18/2023		3,600	3,624
UBS AG
2.166% (US0003M + 0.850%) due 06/01/2020 ~		1,900	1,923
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		7,500	7,608
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		5,500	5,538
Westpac Banking Corp.
3.100% due 06/03/2021	AUD	10,300	8,116

			284,681

INDUSTRIALS 9.3%
Apple, Inc.
2.850% due 02/23/2023		$2,600	2,664
3.000% due 06/20/2027		5,100	5,110
CA, Inc.
3.600% due 08/15/2022		4,800	4,916
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,135
Coca-Cola Co.
1.375% due 05/30/2019		2,300	2,293
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,628
Dell International LLC
3.480% due 06/01/2019		4,000	4,078
4.420% due 06/15/2021		600	630
5.450% due 06/15/2023		1,000	1,098
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~		5,500	5,522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
easyJet PLC
1.750% due 02/09/2023	EUR	2,500	$3,105
eBay, Inc.
2.150% due 06/05/2020		$5,200	5,214
Ecolab, Inc.
1.450% due 12/08/2017		699	699
4.350% due 12/08/2021		279	302
ERAC USA Finance LLC
5.250% due 10/01/2020		400	433
General Mills, Inc.
1.400% due 10/20/2017		2,800	2,800
5.650% due 02/15/2019		1,600	1,682
Intel Corp.
1.389% (US0003M + 0.080%) due 05/11/2020 ~		3,300	3,304
1.700% due 05/19/2021		3,800	3,765
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047		1,000	1,031
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,733	1,772
Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	5,099
Microsoft Corp.
3.000% due 10/01/2020		5,600	5,806
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		710	705
2.000% due 10/28/2021		2,100	2,063
Norfolk Southern Corp.
5.750% due 04/01/2018		1,340	1,367
PepsiCo, Inc.
1.481% (US0003M + 0.170%) due 04/30/2018 ~		4,000	4,004
RELX Capital, Inc.
8.625% due 01/15/2019		500	540
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		700	784
WhiteWave Foods Co.
5.375% due 10/01/2022		500	564
Xylem, Inc.
3.250% due 11/01/2026		2,400	2,400
Zoetis, Inc.
3.250% due 02/01/2023		2,800	2,898

			86,411

UTILITIES 5.0%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~		2,600	2,634
Baltimore Gas & Electric Co.
3.350% due 07/01/2023		4,500	4,658
Boston Gas Co.
3.150% due 08/01/2027		2,900	2,904
British Telecommunications PLC
2.350% due 02/14/2019		2,800	2,819
Consolidated Edison, Inc.
2.000% due 05/15/2021		3,300	3,270
Duke Energy Corp.
3.750% due 04/15/2024		3,000	3,141
Genesis Energy LP
5.625% due 06/15/2024		1,400	1,365
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		4,400	4,414
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027		10,000	10,276
Pacific Gas & Electric Co.
2.450% due 08/15/2022		2,660	2,661
Southern Power Co.
2.500% due 12/15/2021		8,100	8,071

			46,213

Total Corporate Bonds & Notes (Cost $407,642)			417,305

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	$700	$1,073
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,934
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226

		4,233

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	2,059

Total Municipal Bonds & Notes (Cost $5,899)		6,292

U.S. GOVERNMENT AGENCIES 59.7%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	475	467
1.487% (LIBOR01M + 0.250%) due 05/25/2037 ~	19	19
1.542% (LIBOR01M + 0.310%) due 06/25/2055 ~	3,418	3,416
1.597% (LIBOR01M + 0.360%) due 03/25/2037 ~	38	38
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	2,324	2,331
1.837% (LIBOR01M + 0.600%) due 05/25/2040 ~	1,299	1,314
2.030% (12MTA + 1.200%) due 07/01/2044 ~	98	100
2.310% due 08/01/2022	200	201
2.784% (US0006M + 1.408%) due 08/01/2035 ~	737	763
2.870% due 09/01/2027	3,400	3,424
2.923% (US0012M + 1.322%) due 01/01/2035 ~	136	141
2.933% (H15T1Y + 2.124%) due 03/01/2033 ~	9	10
3.194% (US0012M + 1.444%) due 08/01/2035 ~	221	230
3.240% (US0012M + 1.596%) due 09/01/2034 ~	95	100
3.288% due 05/25/2035 ~	95	100
3.300% (US0012M + 1.546%) due 07/01/2035 ~	824	864
3.319% (US0012M + 1.736%) due 09/01/2035 ~	28	29
3.356% (US0012M + 1.643%) due 04/01/2038 ~	145	152
3.423% (US0012M + 1.819%) due 09/01/2037 ~	36	38
3.500% due 10/01/2025 - 11/01/2025	419	438
3.527% (US0012M + 1.777%) due 04/01/2038 ~	51	54
3.544% (US0012M + 1.749%) due 07/01/2034 ~	6	7
3.607% (US0012M + 1.857%) due 04/01/2038 ~	41	43
4.000% due 12/01/2018 - 11/01/2030	716	752
4.500% due 08/01/2018 - 10/01/2042	2,175	2,344
5.000% due 03/01/2034 - 02/01/2041	322	357
5.500% due 12/01/2018 - 07/01/2041	18,554	20,646
5.500% due 04/01/2034 (i)	6,797	7,611
5.862% (COF 11 + 1.250%) due 02/01/2031 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/01/2017 - 09/01/2039	$3,040	$3,450
6.500% due 01/01/2026 - 06/25/2044	74	83
7.500% due 02/01/2027	76	82
Fannie Mae, TBA
3.000% due 11/01/2032 - 11/01/2047	97,000	97,569
3.500% due 10/01/2047 - 12/01/2047	166,000	170,794
4.000% due 11/01/2047	68,500	71,995
4.500% due 10/01/2047	29,000	31,122
6.000% due 10/01/2047	3,000	3,378
Freddie Mac
1.632% (LIBOR01M + 0.400%) due 12/15/2042 ~	16,333	16,313
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	17	17
3.009% (H15T1Y + 2.250%) due 12/01/2022 ~	11	12
3.228% due 08/15/2032 ~	56	58
3.372% (H15T1Y + 2.408%) due 07/01/2030 ~	6	7
3.500% due 10/01/2025 - 11/01/2025	93	98
3.533% (US0012M + 1.783%) due 04/01/2033 ~	1	1
3.553% (US0012M + 1.804%) due 04/01/2038 ~	227	239
4.000% due 08/01/2030 - 02/01/2041	466	496
4.500% due 02/01/2029 - 01/01/2036	1,023	1,098
5.000% due 10/01/2039	32	35
5.500% due 06/01/2019 - 01/01/2039	775	862
6.000% due 08/01/2026 - 05/01/2040	3,512	3,968
6.500% due 05/15/2032	3,290	3,651
7.000% due 02/15/2027 - 07/01/2029	357	403
7.500% due 09/01/2025	5	5
Freddie Mac, TBA
3.500% due 10/01/2047 - 11/01/2047	13,000	13,381
4.000% due 10/01/2047 - 11/01/2047	40,000	42,065
4.500% due 10/01/2047	6,000	6,432
Ginnie Mae
1.601% (US0001M + 0.370%) due 06/20/2061 ~	1,584	1,585
1.637% (LIBOR01M + 0.400%) due 11/20/2045 ~	2,088	2,088
1.811% (US0001M + 0.580%) due 05/20/2066 ~	2,041	2,045
1.831% (US0001M + 0.600%) due 05/20/2065 ~	1,304	1,302
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	26	26
1.951% (US0001M + 0.720%) due 02/20/2066 ~	1,780	1,791
2.031% (US0001M + 0.800%) due 09/20/2066 ~	5,978	6,030
2.125% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2027 ~	78	80
2.250% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2026 ~	84	86
2.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2032 ~	383	398
2.480% (US0012M + 0.750%) due 06/20/2067 ~	7,983	8,235
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,495	2,576
2.625% (H15T1Y + 1.500%) due 06/20/2022 ~	40	41
4.000% due 09/20/2040	53	57
5.000% due 03/15/2033 - 05/15/2042	936	1,029
6.000% due 04/15/2037	37	42
7.000% due 08/15/2031 - 02/20/2032	8	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae, TBA
3.500% due 11/01/2047	$2,000	$2,076
4.000% due 10/01/2047 - 11/01/2047	9,000	9,477
5.000% due 10/01/2047	3,000	3,273
Small Business Administration
5.130% due 09/01/2023	72	76
5.520% due 06/01/2024	421	446

Total U.S. Government Agencies (Cost $554,380)		556,372

U.S. TREASURY OBLIGATIONS 24.8%
U.S. Treasury Bonds
2.250% due 08/15/2046 (i)	3,000	2,636
2.500% due 02/15/2045 (i)	3,700	3,450
2.500% due 02/15/2046 (k)(m)	2,000	1,860
2.750% due 11/15/2042 (i)	7,700	7,598
2.750% due 08/15/2047 (m)	300	293
2.875% due 05/15/2043 (i)	8,200	8,262
2.875% due 08/15/2045 (i)	4,700	4,719
3.000% due 11/15/2044 (i)	6,500	6,695
3.125% due 08/15/2044 (i)(k)	18,800	19,825
3.375% due 05/15/2044 (i)	31,700	34,930
3.625% due 08/15/2043 (i)(m)	4,400	5,046
3.750% due 11/15/2043 (i)	7,200	8,436
4.250% due 05/15/2039 (i)(m)	1,700	2,126
4.375% due 11/15/2039 (i)	9,900	12,595
4.375% due 05/15/2040 (i)(m)	400	510
4.500% due 08/15/2039 (i)	2,700	3,490
4.625% due 02/15/2040 (i)(m)	1,100	1,447
U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (i)	2,736	3,304
3.875% due 04/15/2029 (i)	5,212	7,091
U.S. Treasury Notes
1.375% due 03/31/2020 (m)	1,300	1,294
1.875% due 07/31/2022 (i)	5,400	5,387
2.000% due 10/31/2021 (k)(m)	3,800	3,827
2.000% due 09/30/2024	21,800	21,737
2.250% due 11/15/2024 (i)(k)(m)	29,800	29,943
2.250% due 08/15/2027 (i)	26,400	26,212
2.375% due 05/15/2027 (i)	9,000	9,035

Total U.S. Treasury Obligations (Cost $229,210)		231,748

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	2,292	2,044
Banc of America Mortgage Trust
3.593% due 09/25/2034 ~	1,635	1,618
6.000% due 05/25/2037	3,142	2,771
BCAP LLC Trust
1.447% (US0001M + 0.225%) due 01/26/2036 ~	2,526	2,470
5.028% due 03/26/2037	332	328
Bear Stearns Structured Products, Inc. Trust
3.435% due 12/26/2046 +~	787	692
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 05/25/2047 ~	888	806
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	2,380	1,996
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.837% (US0001M + 0.600%) due 04/25/2037 ~	4,275	2,510
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019	143	143
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	5,300	5,320
GSMPS Mortgage Loan Trust
1.637% (US0001M + 0.400%) due 04/25/2036 ~	2,295	2,017
GSR Mortgage Loan Trust
3.418% due 03/25/2047 ~	2,886	2,693
HSI Asset Loan Obligation Trust
3.619% due 09/25/2037 ^~	2,844	2,368

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~		$6	$5
IndyMac Mortgage Loan Trust
3.269% due 01/25/2036 ^~		1,264	1,151
3.763% due 01/25/2037 ^~		352	352
JPMorgan Commercial Mortgage-Backed Securities Trust
5.715% due 03/18/2051 ~		18	18
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		3,143	2,576
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		1,976	1,968
MASTR Alternative Loan Trust
5.000% due 11/25/2018		280	280
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		5,000	5,144
MortgageIT Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2036 ~		2,761	2,623
Residential Accredit Loans, Inc. Trust
1.422% (US0001M + 0.185%) due 08/25/2036 ~		2,728	2,511
1.427% (US0001M + 0.190%) due 07/25/2036 ~		2,402	2,212
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		1,889	1,477
Thornburg Mortgage Securities Trust
3.379% due 10/25/2046 ~		1,975	1,889
WaMu Mortgage Pass-Through Certificates Trust
2.089% (12MTA + 1.200%) due 11/25/2042 ~		113	108
2.859% due 12/25/2036 ^~		1,281	1,250
3.251% due 03/25/2037 ~		2,020	1,999
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		240	241

Total Non-Agency Mortgage-Backed Securities (Cost $52,408)			53,580

ASSET-BACKED SECURITIES 13.7%
ACE Securities Corp. Home Equity Loan Trust
3.037% (US0001M + 1.800%) due 02/25/2034 ~		3,387	3,247
ALESCO Preferred Funding Ltd.
1.658% (LIBOR03M + 0.330%) due 12/23/2036 ~		1,196	980
1.668% (LIBOR03M + 0.340%) due 09/23/2036 ~		1,246	1,028
2.078% (US0003M + 0.750%) due 09/23/2038 ~		595	523
AmeriCredit Automobile Receivables Trust
1.534% (US0001M + 0.300%) due 05/18/2020 ~		2,368	2,368
Ares CLO Ltd.
2.494% (US0003M + 1.190%) due 04/17/2026 ~		2,600	2,614
2.497% (US0003M + 1.180%) due 08/28/2025 ~		2,600	2,606
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~		2,400	2,411
Bear Stearns Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~		651	668
2.212% (US0001M + 0.975%) due 05/25/2035 ~		3,166	3,167
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	1,386	1,640
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~		$2,600	2,615
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		2,700	2,711

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	$2,000	$2,004
2.517% (US0003M + 1.200%) due 05/24/2026 ~	2,100	2,113
Countrywide Asset-Backed Certificates
1.467% (US0001M + 0.230%) due 05/25/2037 ~	2,300	1,704
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	161	129
Dryden Senior Loan Fund
2.464% (US0003M + 1.160%) due 10/15/2026 ~	2,700	2,713
DT Auto Owner Trust
1.560% due 06/15/2020	1,369	1,368
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	2,600	2,610
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	2,968	2,969
Golden Credit Card Trust
1.634% (LIBOR01M + 0.400%) due 02/15/2021 ~	2,700	2,711
Goldentree Loan Opportunities Ltd.
2.516% (US0003M + 1.210%) due 04/19/2026 ~	2,700	2,709
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	356	192
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~	279	131
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	2,700	2,713
JPMorgan Mortgage Acquisition Corp.
1.647% (US0001M + 0.410%) due 10/25/2035 ^~	3,300	3,175
Lehman XS Trust
6.160% due 01/25/2036	4,515	3,735
Morgan Stanley ABS Capital, Inc. Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~	2,922	2,671
2.487% (US0001M + 1.250%) due 07/25/2037 ~	400	327
Morgan Stanley IXIS Real Estate Capital Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~	10,657	5,627
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	401	219
MP CLO Ltd.
2.554% (US0003M + 1.250%) due 07/18/2026 ~	2,700	2,712
Navient Student Loan Trust
1.537% (US0001M + 0.300%) due 07/26/2066 ~	2,688	2,689
New Century Home Equity Loan Trust
4.237% (US0001M + 3.000%) due 01/25/2033 ^~	1,681	1,577
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~	2,600	2,607
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~	2,600	2,609
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~	2,600	2,604
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 02/25/2037 ~	5,234	3,402
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	2,700	2,715

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.112% (US0001M + 1.875%) due 12/25/2034 ~		$6,460	$5,952
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~		2,500	2,502
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,427	3,654
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		227	228
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		2,303	2,302
SLM Student Loan Trust
1.434% (US0003M + 0.120%) due 01/25/2027 ~		2,314	2,307
1.864% (US0003M + 0.550%) due 04/27/2026 ~		2,626	2,636
1.864% (US0003M + 0.550%) due 10/26/2026 ~		1,752	1,757
SoFi Professional Loan Program LLC
1.550% due 03/26/2040		2,450	2,444
Symphony CLO Ltd.
2.484% (US0003M + 1.180%) due 10/17/2026 ~		2,600	2,617
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~		2,600	2,610
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~		2,807	2,358
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~		2,527	2,535
VOLT LLC
3.125% due 06/25/2047		2,854	2,869
Wells Fargo Home Equity Asset-Backed Securities Trust
1.827% (US0001M + 0.590%) due 11/25/2035 ~		1,000	1,009
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		2,400	2,402

Total Asset-Backed Securities (Cost $123,139)			127,495

SOVEREIGN ISSUES 7.9%
Export Development Canada
1.800% due 09/01/2022	CAD	10,600	8,394
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,200	$3,214
2.500% due 06/01/2022		10,000	10,099
Japan International Cooperation Agency
2.750% due 04/27/2027		4,300	4,296
Province of Ontario
1.650% due 09/27/2019		7,800	7,775
3.150% due 06/02/2022	CAD	8,400	7,020
4.000% due 10/07/2019		$4,400	4,587
4.000% due 06/02/2021	CAD	8,900	7,626
Province of Quebec
1.650% due 03/03/2022		15,925	12,527
Queensland Treasury Corp.
3.000% due 03/22/2024	AUD	5,200	4,119
Republic of Germany
2.500% due 07/04/2044	EUR	1,000	1,529
3.250% due 07/04/2042		1,400	2,404

Total Sovereign Issues (Cost $75,617)			73,590

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. (c)+		260,000	0

Total Common Stocks (Cost $0)			0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.1%

BANKING & FINANCE 1.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)	2,000	$2,445
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (g)	6,000	7,522

		9,967

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	145

Total Preferred Securities (Cost $10,093)		10,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.8%

CERTIFICATES OF DEPOSIT 1.9%
Barclays Bank PLC
1.940% due 09/04/2018	$7,700	$7,706
Natixis S.A.
1.979% due 10/02/2017	9,900	9,901

		17,607

REPURCHASE AGREEMENTS (h) 0.3%
		$2,698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 10.6%
(0.134)% due 10/30/2017 - 12/18/2017 (d)(e)	JPY	11,110,000	$98,748

Total Short-Term Instruments (Cost $121,446)			119,053

Total Investments in Securities (Cost $1,579,834)			1,595,547

Total Investments 171.2% (Cost $1,579,834)			$1,595,547

Financial Derivative Instruments (j)(l) (0.7)% (Cost or Premiums, net $(2,785))			(6,412)

Other Assets and Liabilities, net (70.5)%			(657,278)

Net Assets 100.0%			$931,857

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,698	Federal Home Loan Bank 1.375% due 09/28/2020	$(2,754)	$2,698	$2,698

Total Repurchase Agreements						$(2,754)	$2,698	$2,698

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.260%	07/11/2017	10/11/2017	$(5,026)	$(5,040)
	1.280	07/26/2017	10/26/2017	(1,870)	(1,875)
	1.360	09/28/2017	10/02/2017	(7,085)	(7,086)
BSN	1.250	08/29/2017	10/27/2017	(6,799)	(6,807)
	1.300	07/05/2017	10/05/2017	(26,989)	(27,076)
DEU	1.270	09/21/2017	10/05/2017	(31,917)	(31,929)
GRE	1.280	08/18/2017	10/18/2017	(6,750)	(6,761)
	1.290	09/27/2017	10/03/2017	(3,425)	(3,426)
	1.290	09/27/2017	10/04/2017	(43,559)	(43,567)
JPS	0.890	09/28/2017	10/02/2017	(22,700)	(22,702)
	1.220	08/21/2017	10/20/2017	(7,873)	(7,884)
NOM	1.320	07/18/2017	10/18/2017	(7,606)	(7,627)
SGY	1.200	09/27/2017	10/04/2017	(1,321)	(1,321)

Total Reverse Repurchase Agreements					$(173,101)

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	0.830%	10/02/2017	10/03/2017	$(8,572)	$(8,571)
GSC	1.270	08/24/2017	10/05/2017	(7,035)	(7,034)
UBS	1.220	08/08/2017	11/10/2017	(16,228)	(16,207)

Total Sale-Buyback Transactions					$(31,812)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.2)%
Fannie Mae, TBA	3.500%	10/01/2047	$65,000	$(67,105)	$(66,988)

Total Short Sales (7.2)%				$(67,105)	$(66,988)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(14,001)	$0	$(14,001)	$13,747	$(254)
BSN	0	(33,883)	0	(33,883)	33,673	(210)
DEU	0	(31,929)	0	(31,929)	31,626	(303)
FICC	2,698	0	0	2,698	(2,754)	(56)
GRE	0	(53,754)	0	(53,754)	53,159	(595)
JPS	0	(30,586)	0	(30,586)	30,268	(318)
NOM	0	(7,627)	0	(7,627)	7,611	(16)
SGY	0	(1,321)	0	(1,321)	1,305	(16)

Master Securities Forward Transaction Agreement
BPG	0	0	(8,571)	(8,571)	8,539	(32)
GSC	0	0	(7,034)	(7,034)	6,792	(242)
UBS	0	0	(16,207)	(16,207)	15,976	(231)

Total Borrowings and Other Financing Transactions	$2,698	$(173,101)	$(31,812)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(7,627)	$0	$0	$(7,627)
U.S. Treasury Obligations	0	(165,474)	0	0	(165,474)

Total	$0	$(173,101)	$0	$0	$(173,101)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(15,605)	(16,207)	0	(31,812)

Total	$0	$(15,605)	$(16,207)	$0	$(31,812)

Total Borrowings	$0	$(188,706)	$(16,207)	$0	$(204,913)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(204,913)

(i)	Securities with an aggregate market value of $202,980 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(88,211) at a weighted average interest rate of 1.108%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(22) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	145

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 106.000	11/24/2017	290	$290	$2	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	106.500	11/24/2017	97	97	1	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	107.250	11/24/2017	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.000	11/24/2017	28	28	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.750	11/24/2017	770	770	7	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.250	11/24/2017	845	845	7	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	785	785	7	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	256	256	2	0
Call - CBOT U.S. Treasury 30-Year Bond January Futures	190.000	12/22/2017	350	350	3	6
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	499	1,248	44	28

					$73	$37

Total Purchased Options					$73	$37

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	99	$99	$(22)	$(24)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	499	1,248	(53)	(9)

					$(75)	$(33)

Total Written Options					$(75)	$(33)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	388	EUR	73,836	$(217)	$98	$(89)
Japan Government 10-Year Bond December Futures	12/2017	6	JPY	8,017	(22)	5	(17)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December Futures	11/2017	381	EUR	5	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	1,425	$	167,438	(1,100)	0	(234)
U.S. Treasury 10-Year Note December Futures	12/2017	622		77,944	(614)	0	(129)

					$(1,953)	$103	$(469)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	396	$	(97,535)	$(3)	$0	$0
90-Day Eurodollar December Futures	12/2018	195		(47,841)	12	15	0
90-Day Eurodollar June Futures	06/2018	426		(104,690)	128	16	0
90-Day Eurodollar March Futures	03/2018	178		(43,792)	47	2	0
90-Day Eurodollar March Futures	03/2019	127		(31,144)	(6)	11	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond November Futures	10/2017	95	EUR	(7)	42	1	(1)
Canada Government 10-Year Bond December Futures	12/2017	133	CAD	(14,422)	268	15	(19)
Euro-BTP Italy Government Bond December Futures	12/2017	15	EUR	(2,393)	13	0	(9)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	459		(84,162)	513	65	(130)
Euro-Schatz December Futures	12/2017	314		(41,613)	15	4	0
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November Futures	10/2017	94		(38)	13	13	0
U.S. Treasury 30-Year Bond December Futures	12/2017	411	$	(62,806)	828	0	(13)
United Kingdom Long Gilt December Futures	12/2017	79	GBP	(13,114)	326	3	(26)

					$2,196	$145	$(198)

Total Futures Contracts					$243	$248	$(667)

146	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	06/20/2021	0.226%	$2,400	$(59)	$(9)	$(68)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.396%	$	1,600	$25	$6	$31	$1	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.457		3,500	51	19	70	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.381		100	2	0	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286	EUR	2,000	(98)	67	(31)	0	(2)

							$(20)	$92	$72	$2	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	Semi-Annual	12/19/2024	CAD	10,500	$(541)	$229	$(312)	$0	$(21)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		800	(11)	133	122	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019	$	1,100	(6)	(5)	(11)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		15,700	365	(172)	193	15	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		22,500	(644)	339	(305)	44	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	2,500	(88)	(12)	(100)	0	(1)
Receive(5)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	17,700	(161)	381	220	0	(24)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		17,600	(456)	392	(64)	0	(60)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,800	(297)	178	(119)	0	(30)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	5,690,000	(319)	1	(318)	64	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(39)	29	(10)	4	0

							$(2,197)	$1,493	$(704)	$128	$(137)

Total Swap Agreements							$(2,276)	$1,576	$(700)	$130	$(139)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$37	$248	$130	$415		$(33)		$(667)		$(139)	$ (839)

(k)	Securities with an aggregate market value of $10,836 and cash of $2,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	147

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$16,459	AUD	20,959	$0	$(19)
	11/2017	AUD	20,959		$16,453	19	0
BOA	10/2017		$426	DKK	2,665	0	(3)
	11/2017	EUR	17,800		$21,287	201	0
	11/2017		$16,536	EUR	14,002	51	0
	11/2017		13,741	JPY	1,543,000	0	(2)
	01/2018	DKK	2,665		$428	3	0
	04/2018		92,329		13,524	0	(1,307)
BPS	10/2017	AUD	20,959		16,709	269	0
	10/2017	BRL	56,800		15,601	0	(2,333)
	10/2017	CHF	1,352		1,391	0	(5)
	10/2017		$17,929	BRL	56,800	5	0
	11/2017	GBP	2,908		$3,761	0	(141)
	11/2017	JPY	70,000		641	17	0
	11/2017		$5,036	EUR	4,268	19	0
	01/2018	BRL	121		$35	0	(2)
	04/2018	DKK	18,260		2,759	0	(174)
	07/2018		148,165		22,287	0	(1,651)
CBK	11/2017	JPY	2,750,000		25,180	689	0
	07/2018		$559	DKK	3,631	28	0
DUB	10/2017	BRL	85,600		$27,020	0	(7)
	10/2017		$26,026	BRL	85,600	1,001	0
	12/2017	THB	4,101		$124	1	0
	01/2018	BRL	300		79	0	(14)
	04/2018	DKK	289,500		43,311	0	(3,193)
FBF	12/2017		$1,635	TWD	48,837	0	(22)
GLM	10/2017	CAD	10,324		$8,272	0	(3)
	10/2017	RUB	20,973		358	0	(5)
	10/2017		$1,591	CHF	1,525	0	(16)
	10/2017		17,195	GBP	13,289	612	0
	11/2017	GBP	1,682		$2,192	0	(65)
	11/2017		$5,598	JPY	611,600	0	(152)
	12/2017	KRW	30,300,155		$27,050	574	0
	12/2017		$1,741	KRW	1,968,209	0	(21)
	12/2017		5,510	TWD	165,420	0	(48)
	04/2018	DKK	15,150		$2,220	0	(213)
	04/2018		$236	DKK	1,540	11	0
HUS	10/2017	CAD	34,641		$27,785	22	0
	10/2017	CHF	100		104	1	0
	10/2017	DKK	31,628		4,846	0	(177)
	10/2017	IDR	6,086,135		463	12	0
	01/2018	BRL	23,700		7,065	0	(328)
	04/2018		37,000		10,885	0	(534)
JPM	10/2017		10,500		2,970	0	(346)
	10/2017	NZD	348		249	0	(3)
	10/2017		$3,314	BRL	10,500	1	0
	10/2017		1,010	IDR	13,700,960	7	0
	11/2017	EUR	22,518		$26,999	324	0
	11/2017	GBP	11,336		14,754	0	(456)
	11/2017	JPY	9,219,100		84,498	2,403	0
	11/2017		$8,642	EUR	7,223	0	(86)
	11/2017		16,115	JPY	1,781,000	0	(257)
	12/2017		1,761	KRW	2,002,433	0	(11)
	01/2018		18,258	BRL	61,021	775	0
	04/2018		10,898		37,000	520	0
MSB	11/2017	JPY	870,000		$7,920	175	0
NAB	10/2017		$36,324	CAD	44,965	0	(287)
	11/2017	CAD	44,965		$36,332	287	0
	12/2017		$1,284	SGD	1,725	0	(11)
NGF	01/2018	BRL	36,900		$10,873	0	(637)
RYL	10/2017	IDR	7,456,050		567	14	0
	12/2017		$2,136	TWD	63,909	0	(25)

148	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2017	BRL	18,300		$4,973	$0	$(805)
	10/2017		$5,776	BRL	18,300	2	0
	10/2017		23,266	JPY	2,520,900	0	(863)
	11/2017		17,810	GBP	13,289	15	0
	12/2017	SGD	26,453		$19,365	0	(149)
	12/2017		$1,295	SGD	1,762	4	0
SOG	12/2017	TWD	1,027,655		$34,068	146	0
TOR	04/2018	DKK	18,180		2,658	0	(262)
UAG	10/2017	JPY	3,060,000		27,675	448	0
	11/2017		$2,775	EUR	2,346	4	0
	12/2017	JPY	110,000		$991	10	0
	01/2018		$26,228	DKK	164,295	11	0

Total Forward Foreign Currency Contracts						$8,681	$(14,633)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$ 1,800	$176	$42

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	$	70.000	12/06/2017	$80,000	$3	$0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2047		72.000	12/06/2017	130,000	5	0
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2047		73.000	12/06/2017	70,000	3	0
	Put - OTC Fannie Mae, TBA 4.500% due 12/01/2047		74.000	12/06/2017	30,000	1	0

						$12	$0

Total Purchased Options						$188	$42

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.177	10/03/2017	EUR	5,000	$(27)	$(6)
	Put - OTC EUR versus USD		1.178	10/03/2017		5,000	(26)	(6)
	Call - OTC USD versus JPY	JPY	114.900	10/31/2017	$	1,992	(9)	(7)
BPS	Put - OTC AUD versus USD	$	0.785	10/23/2017	AUD	4,600	(23)	(32)
JPM	Call - OTC USD versus JPY	JPY	115.200	10/31/2017	$	9,808	(42)	(27)

							$(127)	$(78)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$ 7,800	$(173)	$(20)

Total Written Options							$(595)	$(98)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	149

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$ 3,200	$(100)	$120	$20	$0

Total Swap Agreements						$(100)	$120	$20	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$19	$0	$0	$19	$(19)	$0	$0	$(19)	$0	$0	$0
BOA	255	0	0	255	(1,312)	(19)	0	(1,331)	(1,076)	1,108	32
BPS	310	0	0	310	(4,306)	(32)	0	(4,338)	(4,028)	4,096	68
CBK	717	0	0	717	0	0	0	0	717	(690)	27
DUB	1,002	0	20	1,022	(3,214)	0	0	(3,214)	(2,192)	2,091	(101)
FBF	0	0	0	0	(22)	0	0	(22)	(22)	0	(22)
GLM	1,197	42	0	1,239	(523)	(20)	0	(543)	696	(570)	126
HUS	35	0	0	35	(1,039)	0	0	(1,039)	(1,004)	911	(93)
JPM	4,030	0	0	4,030	(1,159)	(27)	0	(1,186)	2,844	(2,890)	(46)
MSB	175	0	0	175	0	0	0	0	175	0	175
NAB	287	0	0	287	(298)	0	0	(298)	(11)	0	(11)
NGF	0	0	0	0	(637)	0	0	(637)	(637)	595	(42)
RYL	14	0	0	14	(25)	0	0	(25)	(11)	0	(11)
SCX	21	0	0	21	(1,817)	0	0	(1,817)	(1,796)	1,951	155
SOG	146	0	0	146	0	0	0	0	146	0	146
TOR	0	0	0	0	(262)	0	0	(262)	(262)	254	(8)
UAG	473	0	0	473	0	0	0	0	473	(400)	73

Total Over the Counter	$8,681	$42	$20	$8,743	$(14,633)	$(98)	$0	$(14,731)

(m)	Securities with an aggregate market value of $11,006 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

150	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	248	248
Swap Agreements	0	2	0	0	128	130

	$0	$2	$0	$0	$413	$415

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,681	$0	$8,681
Purchased Options	0	0	0	0	42	42
Swap Agreements	0	20	0	0	0	20

	$0	$20	$0	$8,681	$42	$8,743

	$0	$22	$0	$8,681	$455	$9,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	667	667
Swap Agreements	0	2	0	0	137	139

	$0	$2	$0	$0	$837	$839

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,633	$0	$14,633
Written Options	0	0	0	78	20	98

	$0	$0	$0	$14,711	$20	$14,731

	$0	$2	$0	$14,711	$857	$15,570

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(81)	$(81)
Written Options	0	0	0	0	57	57
Futures	0	0	0	0	2,801	2,801
Swap Agreements	0	21	0	0	(10,284)	(10,263)

	$0	$21	$0	$0	$(7,507)	$(7,486)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,121)	$0	$(10,121)
Purchased Options	0	0	0	0	(270)	(270)
Written Options	0	0	0	323	432	755

	$0	$0	$0	$(9,798)	$162	$(9,636)

	$0	$21	$0	$(9,798)	$(7,345)	$(17,122)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$11	$11
Written Options	0	0	0	0	43	43
Futures	0	0	0	0	493	493
Swap Agreements	0	97	0	0	6,382	6,479

	$0	$97	$0	$0	$6,929	$7,026

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,478	$0	$4,478
Purchased Options	0	0	0	0	141	141
Written Options	0	0	0	(109)	(233)	(342)
Swap Agreements	0	79	0	0	0	79

	$0	$79	$0	$4,369	$(92)	$4,356

	$0	$176	$0	$4,369	$6,837	$11,382

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	151

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$284,681	$0	$284,681
Industrials	0	86,411	0	86,411
Utilities	0	46,213	0	46,213
Municipal Bonds & Notes
California	0	4,233	0	4,233
Illinois	0	2,059	0	2,059
U.S. Government Agencies	0	556,372	0	556,372
U.S. Treasury Obligations	0	231,748	0	231,748
Non-Agency Mortgage-Backed Securities	0	52,888	692	53,580
Asset-Backed Securities	0	127,495	0	127,495
Sovereign Issues	0	73,590	0	73,590
Preferred Securities
Banking & Finance	0	9,967	0	9,967
Industrials	0	145	0	145
Short-Term Instruments
Certificates of Deposit	0	17,607	0	17,607
Repurchase Agreements	0	2,698	0	2,698
Japan Treasury Bills	0	98,748	0	98,748

Total Investments	$0	$1,594,855	$692	$1,595,547

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(66,988)	$0	$(66,988)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	276	139	0	415
Over the counter	0	8,743	0	8,743

	$276	$8,882	$0	$9,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(676)	(163)	0	(839)
Over the counter	0	(14,731)	0	(14,731)

	$(676)	$(14,894)	$0	$(15,570)

Total Financial Derivative Instruments	$(400)	$(6,012)	$0	$(6,412)

Totals	$(400)	$1,521,855	$692	$1,522,147

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

152	PIMCO BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	153

Notes to Financial Statements (Cont.)

and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Extended Duration Fund	Daily	Monthly
PIMCO GNMA Fund	Daily	Monthly
PIMCO Long Duration Total Return Fund	Daily	Monthly
PIMCO Long-Term U.S. Government Fund	Daily	Monthly
PIMCO Moderate Duration Fund	Daily	Monthly
PIMCO Mortgage-Backed Securities Fund	Daily	Monthly
PIMCO Mortgage Opportunities Fund	Daily	Monthly
PIMCO Total Return Fund II	Daily	Monthly
PIMCO Total Return Fund IV	Daily	Monthly
PIMCO Total Return ESG Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about

154	PIMCO BOND FUNDS

September 30, 2017 (Unaudited)

derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the

NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	155

Notes to Financial Statements (Cont.)

exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are

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considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Extended Duration Fund	$1,069	$78,507	$(79,400)	$0	$0	$176	$7	$0
PIMCO GNMA Fund	140	272,739	(240,100)	(3)	(2)	32,774	140	0
PIMCO Long Duration Total Return Fund	54,464	229,735	(275,500)	2	0	8,701	36	0
PIMCO Long-Term U.S. Government Fund	25,229	329,382	(313,401)	7	(5)	41,212	81	0
PIMCO Moderate Duration Fund	83,200	387,158	(410,000)	(8)	(2)	60,348	158	0
PIMCO Mortgage-Backed Securities Fund	9,678	51,521	(57,700)	0	0	3,499	20	0
PIMCO Mortgage Opportunities Fund	345,996	845,276	(1,095,240)	(47)	(12)	95,973	2,776	0
PIMCO Total Return Fund II	46,402	406,732	(334,501)	1	(10)	118,624	232	0
PIMCO Total Return Fund IV	387	351,585	(330,600)	1	0	21,373	184	0
PIMCO Total Return ESG Fund	68,726	65,359	(134,085)	(3)	3	0	63	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investments in PIMCO Short-Term Floating NAV Portfolio IV
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$0	$32,777	$(1)	$0	$44	$32,820	$176	$0
PIMCO Total Return Fund II	0	39,215	0	0	58	39,273	214	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make

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interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for

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Notes to Financial Statements (Cont.)

a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when

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the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and

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Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure

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value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of

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protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference

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asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity

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securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO  is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A		Class C
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%	N/A	N/A	0.40%	*	N/A
PIMCO GNMA Fund	0.25%	0.25%	0.35%	N/A	0.40%	0.40%		0.40%
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%	N/A	0.40%	0.40%		0.40%	*
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%	0.25%	0.35%	0.35%		0.35%
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%	0.21%	N/A	N/A		N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	169

Notes to Financial Statements (Cont.)

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%
PIMCO Mortgage Opportunities Fund	0.35%	0.25%	0.35%	N/A	0.40%	0.40%	0.40%
PIMCO Total Return Fund II	0.25%	0.25%	0.35%	0.25%	N/A	N/A	N/A
PIMCO Total Return Fund IV	0.25%	0.25%	0.35%	N/A	N/A	0.35%	0.35%
PIMCO Total Return ESG Fund	0.25%	0.25%	0.35%	0.25%	N/A	N/A	N/A

*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

170	PIMCO BOND FUNDS

September 30, 2017 (Unaudited)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Long Duration Total Return Fund	$6,282	$2,968
PIMCO Moderate Duration Fund	22,097	58,124
PIMCO Total Return Fund II	0	9,658
PIMCO Total Return Fund IV	29,175	30,286
PIMCO Total Return ESG Fund	7,767	52,550

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	171

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$610,322	$555,435	$57,319	$19,140
PIMCO GNMA Fund	6,800,561	6,823,401	8,239	46,677
PIMCO Long Duration Total Return Fund	1,725,059	1,671,141	609,034	290,549
PIMCO Long-Term U.S. Government Fund	1,059,607	1,244,018	11,207	4,205
PIMCO Moderate Duration Fund	1,664,200	1,645,183	119,059	150,332
PIMCO Mortgage-Backed Securities Fund	1,608,201	1,634,529	9,820	3,876
PIMCO Mortgage Opportunities Fund	15,527,179	15,164,266	569,707	123,688
PIMCO Total Return Fund II	2,140,967	2,082,518	40,415	53,698
PIMCO Total Return Fund IV	3,782,979	3,797,817	186,983	203,715
PIMCO Total Return ESG Fund	3,414,015	3,376,108	230,396	114,901

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Extended Duration Fund				PIMCO GNMA Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	23,737	$182,687	122,897	$959,994	4,435	$49,417	10,986	$124,116
Class P	716	5,607	6,681	51,592	4,425	49,224	2,979	33,564
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	381	4,237	1,671	18,876
Class A	0	0	0	0	1,472	16,397	3,202	36,154
Class C	0	0	0	0	162	1,812	773	8,768
Issued as reinvestment of distributions
Institutional Class	2,060	16,102	5,749	42,942	346	3,858	838	9,454
Class P	74	576	285	2,176	95	1,064	162	1,831
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	83	926	206	2,327
Class A	0	0	0	0	165	1,841	423	4,768
Class C	0	0	0	0	43	481	120	1,349
Cost of shares redeemed
Institutional Class	(18,964)	(147,619)	(23,691)	(212,705)	(4,015)	(44,722)	(15,717)	(176,648)
Class P	(704)	(5,499)	(8,440)	(70,222)	(2,305)	(25,642)	(5,317)	(60,054)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(881)	(9,816)	(3,687)	(41,561)
Class A	0	0	0	0	(2,469)	(27,513)	(8,417)	(94,996)
Class C	0	0	0	0	(1,413)	(15,734)	(2,301)	(25,912)
Net increase (decrease) resulting from Fund share transactions	6,919	$51,854	103,481	$773,777	524	$5,830	(14,079)	$(157,964)

172	PIMCO BOND FUNDS

September 30, 2017 (Unaudited)

	PIMCO Long Duration Total Return Fund				PIMCO Long-Term U.S. Government Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	23,644	$260,351	68,579	$771,682	16,857	$103,118	250,191	$1,544,244
Class P	859	9,507	397	4,591	4,542	27,630	6,186	40,025
Administrative Class	0	0	0	0	1,396	8,574	1,514	9,872
Class D	729	7,977	1,425	16,637	604	3,697	3,830	24,975
Class A	2	22	0	0	4,817	29,727	13,773	88,876
Class C	0	0	0	0	214	1,307	1,919	12,456
Issued as reinvestment of distributions
Institutional Class	4,944	54,502	23,234	249,220	2,927	18,070	3,785	23,406
Class P	13	146	55	591	92	567	172	1,090
Administrative Class	0	0	0	0	36	221	116	730
Class D	20	217	61	643	11	70	45	289
Class A	0	0	0	0	169	1,045	504	3,185
Class C	0	0	0	0	21	130	87	546
Cost of shares redeemed
Institutional Class	(20,197)	(221,365)	(90,495)	(1,053,058)	(39,810)	(245,664)	(58,730)	(387,451)
Class P	(323)	(3,559)	(506)	(5,681)	(1,336)	(8,251)	(12,588)	(77,846)
Administrative Class	0	0	0	0	(1,201)	(7,387)	(2,533)	(16,079)
Class D	(318)	(3,480)	(658)	(7,580)	(434)	(2,652)	(4,476)	(28,275)
Class A	0	0	0	0	(4,966)	(30,676)	(22,242)	(143,952)
Class C	0	0	0	0	(1,484)	(9,040)	(2,839)	(18,026)
Net increase (decrease) resulting from Fund share transactions	9,373	$104,318	2,092	$(22,955)	(17,545)	$(109,514)	178,714	$1,078,065

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	173

Notes to Financial Statements (Cont.)

	PIMCO Moderate Duration Fund				PIMCO Mortgage-Backed Securities Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	8,871	$90,959	25,905	$263,063	896	$9,450	3,852	$40,695
Class P	67	689	129	1,313	101	1,067	469	4,947
Administrative Class	1	0	198	2,031	17	187	66	700
Class D	0	0	0	0	529	5,591	1,393	14,647
Class A	0	0	0	0	379	3,971	375	3,954
Class C	0	0	0	0	22	240	126	1,332
Issued as reinvestment of distributions
Institutional Class	1,059	10,849	2,624	26,656	142	1,493	349	3,668
Class P	5	49	13	129	9	90	19	200
Administrative Class	0	0	0	0	3	29	8	84
Class D	0	0	0	0	34	363	95	992
Class A	0	0	0	0	25	265	67	704
Class C	0	0	0	0	4	39	16	164
Cost of shares redeemed
Institutional Class	(9,859)	(101,032)	(39,187)	(396,814)	(2,383)	(25,100)	(4,278)	(45,188)
Class P	(174)	(1,781)	(179)	(1,814)	(126)	(1,328)	(665)	(7,027)
Administrative Class	0	0	(1,116)	(11,396)	(34)	(363)	(167)	(1,764)
Class D	0	0	0	0	(997)	(10,477)	(2,012)	(21,191)
Class A	0	0	0	0	(341)	(3,594)	(1,016)	(10,686)
Class C	0	0	0	0	(366)	(3,834)	(313)	(3,299)
Net increase (decrease) resulting from Fund share transactions	(30)	$(267)	(11,613)	$(116,832)	(2,086)	$(21,911)	(1,616)	$(17,068)

174	PIMCO BOND FUNDS

September 30, 2017 (Unaudited)

PIMCO Mortgage Opportunities Fund				PIMCO Total Return Fund II				PIMCO Total Return Fund IV
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

66,318	$735,454	100,616	$1,114,211	2,880	$27,855	13,565	$131,544	13,226	$138,053	40,994	$425,129
20,566	228,178	29,165	322,364	177	1,718	286	2,764	15	147	553	5,761
0	0	0	0	167	1,624	268	2,595	0	0	0	0
4,394	48,813	5,661	62,329	0	0	0	0	0	0	0	0
3,239	35,955	4,013	44,333	0	0	0	0	275	2,851	1,102	11,451
562	6,247	743	8,206	0	0	0	0	5	53	78	817

2,419	26,876	7,094	77,844	564	5,477	2,456	23,673	1,219	12,734	4,003	41,325
577	6,413	1,140	12,500	13	128	39	373	0	4	4	39
0	0	0	0	13	126	44	426	0	0	0	0
141	1,570	330	3,619	0	0	0	0	0	0	0	0
93	1,039	230	2,522	0	0	0	0	9	93	36	369
22	250	90	983	0	0	0	0	1	7	5	47

(20,511)	(227,313)	(47,985)	(529,669)	(2,771)	(26,901)	(36,877)	(355,944)	(10,247)	(106,926)	(38,098)	(394,245)
(3,790)	(42,082)	(50,059)	(555,191)	(56)	(548)	(228)	(2,208)	(14)	(147)	(518)	(5,464)
0	0	0	0	(175)	(1,692)	(377)	(3,680)	0	0	0	0
(3,513)	(39,022)	(2,917)	(32,229)	0	0	0	0	0	0	0	0
(752)	(8,341)	(3,216)	(35,476)	0	0	0	0	(597)	(6,206)	(1,028)	(10,667)
(315)	(3,491)	(803)	(8,852)	0	0	0	0	(46)	(475)	(92)	(953)
69,450	$770,546	44,102	$487,494	812	$7,787	(20,824)	$(200,457)	3,846	$40,188	7,039	$73,609

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	175

Notes to Financial Statements (Cont.)

	PIMCO Total Return ESG Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	10,360	$94,653	29,095	$262,669
Class P	1,594	14,546	1,667	15,094
Administrative Class	845	7,666	1,089	9,878
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	943	8,608	2,893	26,207
Class P	49	447	146	1,325
Administrative Class	25	224	140	1,264
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Cost of shares redeemed
Institutional Class	(27,751)	(254,555)	(27,892)	(251,572)
Class P	(543)	(4,950)	(2,484)	(22,528)
Administrative Class	(1,202)	(10,971)	(4,732)	(42,768)
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(15,680)	$(144,332)	(78)	$(431)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Extended Duration Fund	0	2	0%	62%
PIMCO Long Duration Total Return Fund	1	0	11%	0%
PIMCO Long-Term U.S. Government Fund	0	2	0%	71%
PIMCO Mortgage-Backed Securities Fund	1	0	10%	0%
PIMCO Total Return ESG Fund	1	0	12%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

176	PIMCO BOND FUNDS

September 30, 2017 (Unaudited)

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO Extended Duration Fund	$0	$0
PIMCO GNMA Fund	19,286	21,434
PIMCO Long Duration Total Return Fund	0	0
PIMCO Long-Term U.S. Government Fund*	46,514	65,771
PIMCO Moderate Duration Fund	16,459	18,816
PIMCO Mortgage-Backed Securities Fund	3,653	8,254
PIMCO Mortgage Opportunities Fund	47,344	13,363
PIMCO Total Return Fund II	0	0
PIMCO Total Return Fund IV	0	0
PIMCO Total Return ESG Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(2)
PIMCO Extended Duration Fund	$1,588,981	$54,318	$(25,741)	$28,577
PIMCO GNMA Fund	1,113,688	8,431	(18,268)	(9,837)
PIMCO Long Duration Total Return Fund	3,823,513	268,823	(49,479)	219,344
PIMCO Long-Term U.S. Government Fund	1,909,228	41,597	(27,111)	14,486
PIMCO Moderate Duration Fund	1,643,017	58,621	(47,112)	11,509
PIMCO Mortgage-Backed Securities Fund	262,890	4,984	(2,259)	2,725
PIMCO Mortgage Opportunities Fund	4,064,038	162,699	(53,561)	109,138
PIMCO Total Return Fund II	964,080	16,030	(3,564)	12,466
PIMCO Total Return Fund IV	2,011,762	24,927	(25,076)	(149)
PIMCO Total Return ESG Fund	1,510,531	42,353	(30,767)	11,586

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	177

Notes to Financial Statements (Cont.)

September 30, 2017 (Unaudited)

16. SUBSEQUENT EVENTS

On November 15, 2017, the Board approved the liquidation of certain Class shares. The liquidation of these Class shares is expected to occur on January 31, 2018 as noted in the following table:

Fund	Class shares
PIMCO Moderate Duration Fund	Administrative Class
PIMCO Total Return Fund IV	Class P

There were no other subsequent events identified that require recognition or disclosure.

178	PIMCO BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	NAB	National Australia Bank Ltd.

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	T10Y	10 Year Treasury
BP0001M	1 Month GBP-LIBOR	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	T1Y	1 Year Treasury
BP0003M	3 Month GBP-LIBOR	IOS.FN.550.08	2008 Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	US0001M	1 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	US0006M	6 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR03M	3 Month USD-LIBOR	USSW10	10 Year USSW Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MTGEFNCL	FNMA 30-Year Coupon Index	USSW5	5 Year USSW Rate
EUR003M	3 Month EUR Swap Rate	PNMR	Panamanian Mortgage Reference Rate

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CMBS	Collateralized Mortgage-Backed Security

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	179

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

180	PIMCO BOND FUNDS

(Unaudited)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	181

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

182	PIMCO BOND FUNDS

(Unaudited)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	183

Approval of Investment Advisory Contract and Other Agreements (Cont.)

serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

184	PIMCO BOND FUNDS

(Unaudited)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	185

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

186	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4002SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

Credit Bond Funds

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Fund

PIMCO Low Duration Income Fund

PIMCO Senior Floating Rate Fund

PIMCO Capital Securities and Financials Fund

(1)	Consolidated Schedule of Investments

* Prior to January 23, 2017, the PIMCO Low Duration Income Fund was named the PIMCO Floating Income Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound

2	PIMCO CREDIT BOND FUNDS

and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund, PIMCO Low Duration Income Fund, PIMCO Senior Floating Rate Fund and PIMCO Capital Securities and Financials Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, capital and financial securities risk, concentration in banking industries risk, contingent convertible securities risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, senior loan risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, subsidiary risk, Regulation S securities risk, short exposure risk, convertible securities risk and distribution rate risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

4	PIMCO CREDIT BOND FUNDS

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. In addition, with respect to the PIMCO Senior Floating Rate Fund, the Average Annual Total Return table does not reflect any redemption fees that would have applied for shares that are held 30 or fewer calendar days. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Credit Absolute Return Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	08/31/11	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	10/29/04	07/31/03	07/31/03	07/31/03	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	—	09/15/10	09/15/10	09/15/10	Diversified
PIMCO Long-Term Credit Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	—	07/30/04	07/30/04	09/30/04	Diversified
PIMCO Senior Floating Rate Fund	04/29/11	04/29/11	04/29/11	—	04/29/11	04/29/11	04/29/11	Diversified
PIMCO Capital Securities and Financials Fund	04/13/15	04/13/15	04/13/15	—	04/13/15	04/13/15	04/13/15	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO CREDIT BOND FUNDS

PIMCO Credit Absolute Return Fund

Institutional Class - PCARX	Class A - PZCRX
Class P - PPCRX	Class C - PCCRX
Class D - PDCRX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	31.9%
Corporate Bonds & Notes	31.8%
Loan Participations and Assignments	15.9%
Short-Term Instruments‡	6.5%
Non-Agency Mortgage-Backed Securities	6.3%
Asset-Backed Securities	6.1%
Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (08/31/11)
PIMCO Credit Absolute Return Fund Institutional Class	3.74%	8.12%	3.48%	3.94%
PIMCO Credit Absolute Return Fund Class P	3.64%	7.93%	3.36%	3.82%
PIMCO Credit Absolute Return Fund Class D	3.55%	7.67%	3.05%	3.52%
PIMCO Credit Absolute Return Fund Class A	3.49%	7.64%	3.04%	3.51%
PIMCO Credit Absolute Return Fund Class A (adjusted)	(0.37)%	3.65%	2.25%	2.86%
PIMCO Credit Absolute Return Fund Class C	3.07%	6.78%	2.28%	2.74%
PIMCO Credit Absolute Return Fund Class C (adjusted)	2.07%	5.78%	2.28%	2.74%
3 Month USD LIBOR Index	0.61%	1.07%	0.49%	0.48%
Lipper Alternative Credit Focus Funds Average	2.22%	4.54%	2.14%	2.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end were 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.31% for Class D shares, 1.31% for Class A shares, and 2.06% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Credit Absolute Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long exposure to non-agency mortgage-backed securities (MBS) contributed to performance, as these securities rallied.

»	Long exposure to the diversified financial credits sector contributed to performance, as the sector posted positive absolute returns.

»	Long exposure to the building materials sector contributed to performance, as the sector posted positive absolute returns.

»	Positive duration and long exposure to U.S. interest rates, specifically three-year and five-year interest rates, detracted from performance, as short to intermediate interest rates rose.

»	Long exposure to the utilities sector contributed to performance, as the sector posted positive absolute returns.

»	Long exposure to the pharmaceuticals sector contributed to performance, as the sector posted positive absolute returns.

»	Short exposure to the construction machinery sector detracted from performance, as the sector posted positive absolute returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class D - PDVDX
Class P - PDVPX	Class A - PDVAX
Administrative Class - PDAAX	Class C - PDICX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	35.7%
U.S. Treasury Obligations	18.4%
Short-Term Instruments‡	9.9%
Sovereign Issues	8.5%
Non-Agency Mortgage-Backed Securities	7.9%
Asset-Backed Securities	7.4%
U.S. Government Agencies	6.5%
Loan Participations and Assignments	5.3%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	4.59%	6.98%	4.87%	6.95%	7.38%
PIMCO Diversified Income Fund Class P	4.54%	6.88%	4.76%	6.84%	7.28%
PIMCO Diversified Income Fund Administrative Class	4.46%	6.72%	4.61%	6.68%	7.12%
PIMCO Diversified Income Fund Class D	4.38%	6.56%	4.45%	6.52%	6.95%
PIMCO Diversified Income Fund Class A	4.38%	6.56%	4.45%	6.52%	6.95%
PIMCO Diversified Income Fund Class A (adjusted)	0.47%	2.56%	3.65%	6.12%	6.66%
PIMCO Diversified Income Fund Class C	3.99%	5.77%	3.67%	5.73%	6.16%
PIMCO Diversified Income Fund Class C (adjusted)	2.99%	4.77%	3.67%	5.73%	6.16%
Bloomberg Barclays Global Credit Hedged USD Index	3.26%	3.04%	4.23%	5.57%	5.47%
1/3 each-Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	3.99%	4.74%	4.95%	6.79%	7.14%
Lipper Multi-Sector Income Funds Average	3.16%	4.98%	3.63%	5.19%	5.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.77% for Institutional Class shares, 0.87% for Class P shares, 1.02% for Administrative Class shares, 1.17% for Class D shares, 1.17% for Class A shares, and 1.92% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to the non-agency residential mortgage-backed securities sector contributed to performance, as the sector outperformed the benchmark.

»	Exposure to the Brazilian external debt sector contributed to performance, as the sector posted positive returns during the reporting period.

»	Exposure to the commercial mortgage-backed securities sector contributed to performance, as the sector posted positive returns during the reporting period.

»	Underweight exposure to the front end of the U.S. yield curve contributed to performance, as short-term U.S. Treasury rates increased.

»	Underweight exposure to the high yield industrials sector detracted from performance, as the sector outperformed during the period.

»	Underweight exposure to the investment grade industrials sector detracted from performance, as the sector outperformed during the period.

8	PIMCO CREDIT BOND FUNDS

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
Class P - PHSPX	Class C - PHSCX
Class D - PHSDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	86.7%
Short-Term Instruments‡	12.4%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	4.60%	9.88%	6.82%	7.92%
PIMCO High Yield Spectrum Fund Class P	4.55%	9.78%	6.71%	7.81%
PIMCO High Yield Spectrum Fund Class D	4.42%	9.50%	6.44%	7.54%
PIMCO High Yield Spectrum Fund Class A	4.42%	9.50%	6.45%	7.54%
PIMCO High Yield Spectrum Fund Class A (adjusted)	0.47%	5.41%	5.63%	6.96%
PIMCO High Yield Spectrum Fund Class C	4.03%	8.69%	5.66%	6.74%
PIMCO High Yield Spectrum Fund Class C (adjusted)	3.03%	7.69%	5.66%	6.74%
BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index	4.44%	9.30%	6.93%	7.88%
Lipper High Yield Funds Average	3.65%	7.72%	5.19%	6.24%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end were 0.61% for Institutional Class shares, 0.71% for Class P shares, 0.96% for Class D shares, 0.96% for Class A shares, and 1.71% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Security selection in the banking sector contributed to performance, as the Fund’s banking positions outperformed the broader sector.

»	Security selection in the telecommunications sector benefited performance, as the Fund’s telecommunications positions outperformed the broader sector.

»	Security selection in the equipment sector added to performance, as the Fund’s equipment positions outperformed the broader sector.

»	Security selection in the aerospace and defense sector helped performance, as the Fund’s aerospace and defense positions outperformed the broader sector.

»	Security selection in the retail sector detracted from performance, as the Fund’s retail positions underperformed the broader sector.

»	Underweight exposure to the finance/insurance sector detracted from performance, as the sector outperformed the broader market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX
Class P - PLCPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	56.5%
U.S. Treasury Obligations	29.1%
Loan Participations and Assignments	4.3%
Municipal Bonds & Notes	2.9%
Sovereign Issues	1.9%
U.S. Government Agencies	1.6%
Short-Term Instruments‡	1.4%
Asset-Backed Securities	1.2%
Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	7.22%	4.07%	6.52%	11.57%
PIMCO Long-Term Credit Fund Class P	7.16%	3.97%	6.41%	11.46%
Bloomberg Barclays U.S. Long Credit Index	6.98%	2.88%	4.71%	10.18%
Lipper General Bond Funds Average	3.02%	2.88%	3.41%	8.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.72% for Institutional Class shares, and 0.82% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	A yield curve flattening position contributed to performance, as the yield curve flattened.

»	Overweight exposure to the life insurance sector contributed to performance, as the sector outperformed the broader market.

»	Long exposure to the investment grade credit default swap index contributed to performance, as credit default swap index spreads tightened.

»	A tactical allocation to non-agency mortgage-backed securities contributed to performance, as the sector spreads tightened more than the broader market.

»	Underweight exposure to the technology sector detracted from performance, as the sector outperformed the broader market.

»	Underweight exposure to the health care and pharmaceutical sector detracted from performance, as these sectors outperformed the broader market.

10	PIMCO CREDIT BOND FUNDS

PIMCO Low Duration Income Fund

Institutional Class - PFIIX	Class A - PFIAX
Class P - PFTPX	Class C - PFNCX
Class D - PFIDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Asset-Backed Securities	25.7%
Corporate Bonds & Notes	22.0%
Non-Agency Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	13.5%
Short-Term Instruments‡	8.7%
Sovereign Issues	5.3%
Loan Participations and Assignments	4.9%
U.S. Government Agencies	3.0%
Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/30/04)
PIMCO Low Duration Income Fund Institutional Class	2.95%	8.11%	3.94%	3.14%	3.92%
PIMCO Low Duration Income Fund Class P	2.90%	8.00%	3.84%	3.03%	3.81%
PIMCO Low Duration Income Fund Class D	2.75%	7.68%	3.53%	2.73%	3.50%
PIMCO Low Duration Income Fund Class A	2.75%	7.67%	3.53%	2.73%	3.50%
PIMCO Low Duration Income Fund Class A (adjusted)	0.49%	5.24%	3.07%	2.49%	3.32%
PIMCO Low Duration Income Fund Class C	2.59%	7.35%	3.22%	2.42%	3.18%
PIMCO Low Duration Income Fund Class C (adjusted)	1.59%	6.35%	3.22%	2.42%	3.18%
Bloomberg Barclays U.S. Aggregate 1-3 Years Indexª	0.66%	0.69%	0.92%	2.18%	2.53%♦
3 Month USD LIBOR Index	0.61%	1.07%	0.49%	0.92%	1.71%
Equally weighted blend of three indices, at constant 0.25 year duration, as calculated by PIMCO: Bloomberg Barclays Global Aggregate Credit Component ex Emerging Markets, USD Hedged; BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index, USD Hedged; and JPMorgan EMBI Global, USD Hedgedªª	3.30%	7.95%	3.98%	—	—
Lipper Short Investment Grade Debt Funds Average	1.03%	1.46%	1.14%	2.16%	2.47%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

ª Prior to January 23, 2017, the Fund’s primary benchmark was the 3 Month USD LIBOR Index.

ªª Prior to January 23, 2017, the Fund’s secondary benchmark was the Equally weighted blend of three indices, at constant 0.25 year duration, as calculated by PIMCO: Bloomberg Barclays Global Aggregate Credit Component ex Emerging Markets, USD Hedged; BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged Index.

♦ Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.58% for Institutional Class shares, 0.68% for Class P shares, 0.98% for Class D shares, 0.98% for Class A shares, and 1.28% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities contributed to performance, as total returns in these securities were positive.

»	Exposure to intermediate U.S. interest rates contributed to performance, as intermediate U.S. interest rates fell.

»	Exposure to high-yield corporate credit contributed to performance, as spreads tightened.

»	Exposure to commercial mortgage-backed securities contributed to performance, as spreads tightened.

»	A long U.S. dollar bias versus the Australian dollar detracted from performance, as the Australian dollar appreciated.

»	A long U.S. dollar bias versus the Japanese yen detracted from performance, as the Japanese yen appreciated periodically throughout the reporting period.

»	A long U.S. dollar bias versus the British pound detracted from performance in the beginning of the reporting period, as the British pound appreciated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO Senior Floating Rate Fund

Institutional Class - PSRIX	Class A - PSRZX
Class P - PSRPX	Class C - PSRWX
Class D - PSRDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Loan Participations and Assignments	83.5%
Short-Term Instruments‡	10.2%
Corporate Bonds & Notes	6.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Fund Institutional Class	1.96%	4.47%	3.54%	3.75%
PIMCO Senior Floating Rate Fund Class P	1.91%	4.37%	3.44%	3.64%
PIMCO Senior Floating Rate Fund Class D	1.80%	4.16%	3.24%	3.44%
PIMCO Senior Floating Rate Fund Class A	1.80%	4.16%	3.24%	3.44%
PIMCO Senior Floating Rate Fund Class A (adjusted)	(0.50)%	1.79%	2.44%	2.83%
PIMCO Senior Floating Rate Fund Class C	1.42%	3.39%	2.47%	2.68%
PIMCO Senior Floating Rate Fund Class C (adjusted)	0.42%	2.39%	2.47%	2.68%
J.P. Morgan BB/B Leveraged Loan Index	1.87%	4.48%	4.07%	4.20%
Lipper Loan Participation Funds Average	1.50%	4.62%	3.45%	3.52%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end were 0.74% for Institutional Class shares, 0.84% for Class P shares, 1.04% for Class D shares, 1.04% for Class A shares, and 1.79% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Senior Floating Rate Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Tactical allocation to high yield bonds contributed to performance, as these securities outperformed the bank loan market.

»	Underweight exposure to the retail sector contributed to performance, as the retail sector underperformed the broader market.

»	Security selection in the housing sector contributed to performance, as the Fund’s holdings outperformed the broader housing sector.

»	Overweight exposure to the housing sector detracted from performance, as the housing sector underperformed.

»	Security selection in the gaming, lodging, and leisure sector detracted from performance, as the Fund’s holdings underperformed the broader gaming, leisure and lodging sector.

»	Security selection in the retail sector detracted from performance, as the Fund’s holdings underperformed the broader retail sector.

12	PIMCO CREDIT BOND FUNDS

PIMCO Capital Securities and Financials Fund

Institutional Class - PFINX	Class A - PFANX
Class P - PFPNX	Class C - PFCNX
Class D - PFDNX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	82.9%
Short-Term Instruments‡	12.0%
Preferred Securities	2.9%
Common Stocks	1.3%
Convertible Bonds & Notes	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (04/13/15)
PIMCO Capital Securities and Financials Fund Institutional Class	6.84%	13.44%	7.99%
PIMCO Capital Securities and Financials Fund Class P	6.94%	13.33%	7.94%
PIMCO Capital Securities and Financials Fund Class D	6.68%	12.98%	7.61%
PIMCO Capital Securities and Financials Fund Class A	6.64%	12.94%	7.62%
PIMCO Capital Securities and Financials Fund Class A (adjusted)	2.63%	8.69%	5.96%
PIMCO Capital Securities and Financials Fund Class C	6.40%	12.22%	6.82%
PIMCO Capital Securities and Financials Fund Class C (adjusted)	5.40%	11.22%	6.82%
70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% BofA Merrill Lynch Contingent Capital Index (COCO)	5.69%	9.80%	7.04%
Lipper Financial Services Funds Average	7.32%	28.42%	12.22%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary Expenses) were 0.87% for Institutional Class shares, 0.97% for Class P shares, 1.22% for Class D shares, 1.22% for Class A shares, and 1.97% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Capital Securities and Financials Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Capital Securities and Financial Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) for purposes of satisfying their regulatory capital requirements. “Financial Securities” include Capital Securities and all other securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies). Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to additional tier 1 securities contributed to performance, as these securities outperformed the broader capital securities market.

»	An allocation to U.S. preferred securities contributed to performance, as these securities posted positive absolute returns.

»	An allocation to upper tier 2 securities contributed to performance, as these securities outperformed on an absolute return basis.

»	Exposure to the nonfinancials sector contributed to performance, as these securities posted positive absolute returns.

»

Exposure to additional Tier 1 securities of a certain Spanish bank detracted from performance after these securities were fully written down and deemed likely to fail following a resolution on the bank.

»	Short exposure to the equity of a certain insurance company detracted from performance, as the company’s stock price rose.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Credit Absolute Return Fund
Institutional Class	$1,000.00	$1,037.40	$4.62	$1,000.00	$1,020.39	$4.58	0.91%
Class P	1,000.00	1,036.40	5.13	1,000.00	1,019.90	5.09	1.01
Class D	1,000.00	1,035.50	6.65	1,000.00	1,018.40	6.59	1.31
Class A	1,000.00	1,034.90	6.65	1,000.00	1,018.40	6.59	1.31
Class C	1,000.00	1,030.70	10.43	1,000.00	1,014.66	10.35	2.06
PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$1,045.90	$3.88	$1,000.00	$1,021.14	$3.83	0.76%
Class P	1,000.00	1,045.40	4.39	1,000.00	1,020.64	4.33	0.86
Administrative Class	1,000.00	1,044.60	5.15	1,000.00	1,019.90	5.09	1.01
Class D	1,000.00	1,043.80	5.91	1,000.00	1,019.15	5.84	1.16
Class A	1,000.00	1,043.80	5.91	1,000.00	1,019.15	5.84	1.16
Class C	1,000.00	1,039.90	9.71	1,000.00	1,015.41	9.60	1.91
PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$1,046.00	$3.16	$1,000.00	$1,021.84	$3.13	0.62%
Class P	1,000.00	1,045.50	3.67	1,000.00	1,021.34	3.63	0.72
Class D	1,000.00	1,044.20	4.94	1,000.00	1,020.09	4.89	0.97
Class A	1,000.00	1,044.20	4.94	1,000.00	1,020.09	4.89	0.97
Class C	1,000.00	1,040.30	8.75	1,000.00	1,016.36	8.65	1.72

14	PIMCO CREDIT BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long-Term Credit Fund
Institutional Class	$1,000.00	$1,072.20	$4.29	$1,000.00	$1,020.79	$4.18	0.83%
Class P	1,000.00	1,071.60	4.80	1,000.00	1,020.29	4.68	0.93
PIMCO Low Duration Income Fund
Institutional Class	$1,000.00	$1,029.50	$2.53	$1,000.00	$1,022.44	$2.52	0.50%
Class P	1,000.00	1,029.00	3.04	1,000.00	1,021.94	3.02	0.60
Class D	1,000.00	1,027.50	4.55	1,000.00	1,020.44	4.53	0.90
Class A	1,000.00	1,027.50	4.55	1,000.00	1,020.44	4.53	0.90
Class C	1,000.00	1,025.90	6.06	1,000.00	1,018.95	6.04	1.20
PIMCO Senior Floating Rate Fund
Institutional Class	$1,000.00	$1,019.60	$3.63	$1,000.00	$1,021.34	$3.63	0.72%
Class P	1,000.00	1,019.10	4.13	1,000.00	1,020.84	4.13	0.82
Class D	1,000.00	1,018.00	5.13	1,000.00	1,019.85	5.14	1.02
Class A	1,000.00	1,018.00	5.13	1,000.00	1,019.85	5.14	1.02
Class C	1,000.00	1,014.20	8.89	1,000.00	1,016.11	8.90	1.77
PIMCO Capital Securities and Financials Fund (Consolidated)
Institutional Class	$1,000.00	$1,068.40	$4.13	$1,000.00	$1,020.94	$4.03	0.80%
Class P	1,000.00	1,069.40	4.64	1,000.00	1,020.44	4.53	0.90
Class D	1,000.00	1,066.80	5.98	1,000.00	1,019.15	5.84	1.16
Class A	1,000.00	1,066.40	5.92	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	1,064.00	9.78	1,000.00	1,015.46	9.55	1.90

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Benchmark Descriptions

Index*	Benchmark Descriptions

1/3 each-Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	The Bloomberg Barclays Global Aggregate Credit ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index (USD Hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments.

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% BofA Merrill Lynch Contingent Capital Index (COCO)	The benchmark is a blend of 70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% BofA Merrill Lynch Contingent Capital Index (COCO). The BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The BofA Merrill Lynch Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody’s, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million.

Bloomberg Barclays Global Credit Hedged USD Index	Bloomberg Barclays Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

Bloomberg Barclays U.S. Aggregate 1-3 Years Index	Bloomberg Barclays U.S. Aggregate 1-3 Years Index represents securities that are SEC-registered, taxable, and dollar denominated with a maturity between one and three years. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Bloomberg Barclays U.S. Long Credit Index	Bloomberg Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index	The BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries.

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO CREDIT BOND FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Absolute Return Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.04	$0.17	$0.20	$0.37	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	9.32	0.44	0.59	1.03	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.02	0.35	(0.72)	(0.37)	(0.26)	(0.07)	0.00	(0.33)
03/31/2015	10.62	0.25	(0.07)	0.18	(0.40)	(0.38)	0.00	(0.78)
03/31/2014	10.70	0.18	(0.08)	0.10	(0.15)	(0.03)	0.00	(0.18)
03/31/2013	10.11	0.29	0.56	0.85	(0.24)	(0.02)	0.00	(0.26)
Class P
04/01/2017 - 09/30/2017+	10.01	0.17	0.19	0.36	(0.18)	0.00	0.00	(0.18)
03/31/2017	9.30	0.42	0.60	1.02	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.01	0.34	(0.73)	(0.39)	(0.25)	(0.07)	0.00	(0.32)
03/31/2015	10.61	0.26	(0.08)	0.18	(0.40)	(0.38)	0.00	(0.78)
03/31/2014	10.69	0.17	(0.08)	0.09	(0.14)	(0.03)	0.00	(0.17)
03/31/2013	10.11	0.28	0.55	0.83	(0.23)	(0.02)	0.00	(0.25)
Class D
04/01/2017 - 09/30/2017+	10.02	0.15	0.20	0.35	(0.16)	0.00	0.00	(0.16)
03/31/2017	9.32	0.38	0.61	0.99	(0.29)	0.00	0.00	(0.29)
03/31/2016	10.03	0.30	(0.71)	(0.41)	(0.23)	(0.07)	0.00	(0.30)
03/31/2015	10.63	0.22	(0.08)	0.14	(0.36)	(0.38)	0.00	(0.74)
03/31/2014	10.72	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
03/31/2013	10.11	0.25	0.56	0.81	(0.18)	(0.02)	0.00	(0.20)
Class A
04/01/2017 - 09/30/2017+	10.06	0.16	0.19	0.35	(0.17)	0.00	0.00	(0.17)
03/31/2017	9.34	0.42	0.58	1.00	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.06	0.32	(0.74)	(0.42)	(0.23)	(0.07)	0.00	(0.30)
03/31/2015	10.66	0.22	(0.08)	0.14	(0.36)	(0.38)	0.00	(0.74)
03/31/2014	10.75	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
03/31/2013	10.11	0.25	0.56	0.81	(0.15)	(0.02)	0.00	(0.17)
Class C
04/01/2017 - 09/30/2017+	9.94	0.11	0.19	0.30	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.26	0.33	0.58	0.91	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.98	0.24	(0.72)	(0.48)	(0.17)	(0.07)	0.00	(0.24)
03/31/2015	10.59	0.15	(0.09)	0.06	(0.29)	(0.38)	0.00	(0.67)
03/31/2014	10.70	0.07	(0.09)	(0.02)	(0.06)	(0.03)	0.00	(0.09)
03/31/2013	10.08	0.17	0.56	0.73	(0.09)	(0.02)	0.00	(0.11)

PIMCO Diversified Income Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.78	$0.20	$0.29	$0.49	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2017	10.15	0.47	0.68	1.15	(0.52)	0.00	0.00	(0.52)
03/31/2016	10.89	0.49	(0.47)	0.02	(0.70)	(0.06)	0.00	(0.76)
03/31/2015	11.63	0.49	(0.07)	0.42	(0.63)	(0.53)	0.00	(1.16)
03/31/2014	12.16	0.46	(0.36)	0.10	(0.55)	(0.08)	0.00	(0.63)
03/31/2013	11.64	0.48	0.74	1.22	(0.67)	(0.03)	0.00	(0.70)
Class P
04/01/2017 - 09/30/2017+	10.78	0.19	0.30	0.49	(0.24)	0.00	0.00	(0.24)
03/31/2017	10.15	0.46	0.68	1.14	(0.51)	0.00	0.00	(0.51)
03/31/2016	10.89	0.48	(0.47)	0.01	(0.69)	(0.06)	0.00	(0.75)
03/31/2015	11.63	0.49	(0.08)	0.41	(0.62)	(0.53)	0.00	(1.15)
03/31/2014	12.16	0.45	(0.36)	0.09	(0.54)	(0.08)	0.00	(0.62)
03/31/2013	11.64	0.47	0.73	1.20	(0.65)	(0.03)	0.00	(0.68)
Administrative Class
04/01/2017 - 09/30/2017+	10.78	0.18	0.30	0.48	(0.23)	0.00	0.00	(0.23)
03/31/2017	10.15	0.44	0.68	1.12	(0.49)	0.00	0.00	(0.49)
03/31/2016	10.89	0.47	(0.47)	0.00	(0.68)	(0.06)	0.00	(0.74)
03/31/2015	11.63	0.47	(0.07)	0.40	(0.61)	(0.53)	0.00	(1.14)
03/31/2014	12.16	0.43	(0.36)	0.07	(0.52)	(0.08)	0.00	(0.60)
03/31/2013	11.64	0.45	0.73	1.18	(0.63)	(0.03)	0.00	(0.66)

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.23	3.74%	$362,356	0.91	%*	0.91	%*	0.90	%*	0.90	%*	3.44	%*	36%
10.04	11.23	342,617	0.91		0.91		0.90		0.90		4.50		146
9.32	(3.77)	349,267	0.93		0.93		0.90		0.90		3.56		110
10.02	1.77	783,382	0.90		0.90		0.90		0.90		2.31		148
10.62	0.94	2,511,169	0.90		0.90		0.90		0.90		1.75		318
10.70	8.56	713,324	0.90		0.90		0.90		0.90		2.79		226

10.19	3.64	53,829	1.01	*	1.01	*	1.00	*	1.00	*	3.41	*	36
10.01	11.10	28,172	1.01		1.01		1.00		1.00		4.25		146
9.30	(3.97)	16,832	1.03		1.03		1.00		1.00		3.44		110
10.01	1.75	42,103	1.00		1.00		1.00		1.00		2.49		148
10.61	0.86	44,593	1.00		1.00		1.00		1.00		1.65		318
10.69	8.36	15,056	1.00		1.00		1.00		1.00		2.71		226

10.21	3.55	11,363	1.31	*	1.31	*	1.30	*	1.30	*	3.03	*	36
10.02	10.78	10,067	1.31		1.31		1.30		1.30		3.89		146
9.32	(4.18)	5,958	1.33		1.33		1.30		1.30		3.08		110
10.03	1.40	14,988	1.30		1.30		1.30		1.30		2.10		148
10.63	0.44	30,625	1.30		1.30		1.30		1.30		1.43		318
10.72	8.11	26,065	1.30		1.30		1.30		1.30		2.39		226

10.24	3.49	17,151	1.31	*	1.31	*	1.30	*	1.30	*	3.09	*	36
10.06	10.79	10,740	1.31		1.31		1.30		1.30		4.30		146
9.34	(4.21)	15,498	1.33		1.33		1.30		1.30		3.24		110
10.06	1.38	19,566	1.30		1.30		1.30		1.30		2.08		148
10.66	0.47	36,773	1.30		1.30		1.30		1.30		1.39		318
10.75	8.17	19,607	1.30		1.30		1.30		1.30		2.38		226

10.11	3.07	7,450	2.06	*	2.06	*	2.05	*	2.05	*	2.30	*	36
9.94	9.91	6,835	2.06		2.06		2.05		2.05		3.43		146
9.26	(4.83)	7,188	2.08		2.08		2.05		2.05		2.45		110
9.98	0.62	10,531	2.05		2.05		2.05		2.05		1.45		148
10.59	(0.24)	12,250	2.05		2.05		2.05		2.05		0.63		318
10.70	7.31	5,180	2.05		2.05		2.05		2.05		1.65		226

$11.03	4.59%	$2,430,324	0.76	%*	0.76	%*	0.75	%*	0.75	%*	3.60	%*	73%
10.78	11.53	2,383,388	0.77		0.77		0.76		0.76		4.42		156
10.15	0.27	1,876,489	0.76		0.76		0.75		0.75		4.71		99
10.89	3.85	2,132,087	0.76		0.76		0.75		0.75		4.27		59
11.63	1.02	4,929,952	0.75		0.75		0.75		0.75		3.94		80
12.16	10.62	6,388,188	0.75		0.75		0.75		0.75		3.97		184

11.03	4.54	114,012	0.86	*	0.86	*	0.85	*	0.85	*	3.50	*	73
10.78	11.42	84,476	0.87		0.87		0.86		0.86		4.27		156
10.15	0.17	53,679	0.86		0.86		0.85		0.85		4.63		99
10.89	3.74	50,087	0.86		0.86		0.85		0.85		4.25		59
11.63	0.92	72,021	0.85		0.85		0.85		0.85		3.83		80
12.16	10.51	116,078	0.85		0.85		0.85		0.85		3.87		184

11.03	4.46	12,314	1.01	*	1.01	*	1.00	*	1.00	*	3.35	*	73
10.78	11.25	12,535	1.02		1.02		1.01		1.01		4.09		156
10.15	0.02	8,983	1.01		1.01		1.00		1.00		4.47		99
10.89	3.59	9,663	1.01		1.01		1.00		1.00		4.14		59
11.63	0.77	9,325	1.00		1.00		1.00		1.00		3.68		80
12.16	10.34	12,590	1.00		1.00		1.00		1.00		3.72		184

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Diversified Income Fund (Cont.)
Class D
04/01/2017 - 09/30/2017+	$10.78	$0.17	$0.30	$0.47	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2017	10.15	0.43	0.68	1.11	(0.48)	0.00	0.00	(0.48)
03/31/2016	10.89	0.45	(0.47)	(0.02)	(0.66)	(0.06)	0.00	(0.72)
03/31/2015	11.63	0.45	(0.07)	0.38	(0.59)	(0.53)	0.00	(1.12)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
Class A
04/01/2017 - 09/30/2017+	10.78	0.17	0.30	0.47	(0.22)	0.00	0.00	(0.22)
03/31/2017	10.15	0.43	0.68	1.11	(0.48)	0.00	0.00	(0.48)
03/31/2016	10.89	0.45	(0.47)	(0.02)	(0.66)	(0.06)	0.00	(0.72)
03/31/2015	11.63	0.45	(0.07)	0.38	(0.59)	(0.53)	0.00	(1.12)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
Class C
04/01/2017 - 09/30/2017+	10.78	0.13	0.30	0.43	(0.18)	0.00	0.00	(0.18)
03/31/2017	10.15	0.35	0.68	1.03	(0.40)	0.00	0.00	(0.40)
03/31/2016	10.89	0.37	(0.47)	(0.10)	(0.58)	(0.06)	0.00	(0.64)
03/31/2015	11.63	0.37	(0.08)	0.29	(0.50)	(0.53)	0.00	(1.03)
03/31/2014	12.16	0.33	(0.36)	(0.03)	(0.42)	(0.08)	0.00	(0.50)
03/31/2013	11.64	0.34	0.74	1.08	(0.53)	(0.03)	0.00	(0.56)

PIMCO High Yield Spectrum Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.93	$0.28	$0.17	$0.45	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2017	9.22	0.58	0.77	1.35	(0.64)	0.00	0.00	(0.64)
03/31/2016	10.15	0.60	(0.83)	(0.23)	(0.66)	(0.04)	0.00	(0.70)
03/31/2015	11.09	0.66	(0.50)	0.16	(0.66)	(0.44)	0.00	(1.10)
03/31/2014	11.06	0.69	0.18	0.87	(0.69)	(0.15)	0.00	(0.84)
03/31/2013	10.37	0.66	0.77	1.43	(0.74)	(0.00)	0.00	(0.74)
Class P
04/01/2017 - 09/30/2017+	9.93	0.27	0.18	0.45	(0.28)	0.00	0.00	(0.28)
03/31/2017	9.22	0.57	0.77	1.34	(0.63)	0.00	0.00	(0.63)
03/31/2016	10.15	0.59	(0.83)	(0.24)	(0.65)	(0.04)	0.00	(0.69)
03/31/2015	11.09	0.65	(0.50)	0.15	(0.65)	(0.44)	0.00	(1.09)
03/31/2014	11.06	0.67	0.19	0.86	(0.68)	(0.15)	0.00	(0.83)
03/31/2013	10.37	0.65	0.77	1.42	(0.73)	(0.00)	0.00	(0.73)
Class D
04/01/2017 - 09/30/2017+	9.93	0.26	0.17	0.43	(0.26)	0.00	0.00	(0.26)
03/31/2017	9.22	0.54	0.77	1.31	(0.60)	0.00	0.00	(0.60)
03/31/2016	10.15	0.57	(0.83)	(0.26)	(0.63)	(0.04)	0.00	(0.67)
03/31/2015	11.09	0.62	(0.49)	0.13	(0.63)	(0.44)	0.00	(1.07)
03/31/2014	11.06	0.64	0.19	0.83	(0.65)	(0.15)	0.00	(0.80)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)	0.00	(0.70)
Class A
04/01/2017 - 09/30/2017+	9.93	0.26	0.17	0.43	(0.26)	0.00	0.00	(0.26)
03/31/2017	9.22	0.54	0.77	1.31	(0.60)	0.00	0.00	(0.60)
03/31/2016	10.15	0.57	(0.83)	(0.26)	(0.63)	(0.04)	0.00	(0.67)
03/31/2015	11.09	0.63	(0.50)	0.13	(0.63)	(0.44)	0.00	(1.07)
03/31/2014	11.06	0.65	0.18	0.83	(0.65)	(0.15)	0.00	(0.80)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)	0.00	(0.70)
Class C
04/01/2017 - 09/30/2017+	9.93	0.22	0.18	0.40	(0.23)	0.00	0.00	(0.23)
03/31/2017	9.22	0.47	0.77	1.24	(0.53)	0.00	0.00	(0.53)
03/31/2016	10.15	0.50	(0.83)	(0.33)	(0.56)	(0.04)	0.00	(0.60)
03/31/2015	11.09	0.55	(0.50)	0.05	(0.55)	(0.44)	0.00	(0.99)
03/31/2014	11.06	0.57	0.18	0.75	(0.57)	(0.15)	0.00	(0.72)
03/31/2013	10.37	0.53	0.78	1.31	(0.62)	(0.00)	0.00	(0.62)

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.03	4.38%	$66,478	1.16	%*	1.16	%*	1.15	%*	1.15	%*	3.20	%*	73%
10.78	11.09	54,828	1.17		1.17		1.16		1.16		4.00		156
10.15	(0.13)	46,148	1.16		1.16		1.15		1.15		4.31		99
10.89	3.43	57,048	1.16		1.16		1.15		1.15		3.95		59
11.63	0.62	70,643	1.15		1.15		1.15		1.15		3.50		80
12.16	10.18	177,151	1.15		1.15		1.15		1.15		3.57		184

11.03	4.38	201,905	1.16	*	1.16	*	1.15	*	1.15	*	3.20	*	73
10.78	11.09	167,491	1.17		1.17		1.16		1.16		4.02		156
10.15	(0.13)	146,814	1.16		1.16		1.15		1.15		4.32		99
10.89	3.44	161,337	1.16		1.16		1.15		1.15		3.95		59
11.63	0.62	197,915	1.15		1.15		1.15		1.15		3.53		80
12.16	10.18	340,140	1.15		1.15		1.15		1.15		3.57		184

11.03	3.99	88,973	1.91	*	1.91	*	1.90	*	1.90	*	2.44	*	73
10.78	10.26	104,368	1.92		1.92		1.91		1.91		3.29		156
10.15	(0.88)	103,810	1.91		1.91		1.90		1.90		3.57		99
10.89	2.67	121,179	1.91		1.91		1.90		1.90		3.21		59
11.63	(0.13)	148,202	1.90		1.90		1.90		1.90		2.79		80
12.16	9.36	205,753	1.90		1.90		1.90		1.90		2.82		184

$10.10	4.60%	$703,158	0.62	%*	0.62	%*	0.60	%*	0.60	%*	5.53	%*	7%
9.93	14.98	1,505,442	0.61		0.61		0.60		0.60		5.92		35
9.22	(2.20)	1,673,680	0.61		0.61		0.60		0.60		6.29		30
10.15	1.69	1,890,637	0.61		0.61		0.60		0.60		6.19		34
11.09	8.25	3,085,230	0.60		0.60		0.60		0.60		6.23		47
11.06	14.29	2,898,520	0.58		0.60		0.58		0.60		6.10		30

10.10	4.55	147,711	0.72	*	0.72	*	0.70	*	0.70	*	5.46	*	7
9.93	14.87	142,214	0.71		0.71		0.70		0.70		5.82		35
9.22	(2.29)	128,077	0.71		0.71		0.70		0.70		6.20		30
10.15	1.59	64,836	0.71		0.71		0.70		0.70		6.09		34
11.09	8.14	59,699	0.70		0.70		0.70		0.70		6.14		47
11.06	14.18	48,123	0.68		0.70		0.68		0.70		5.99		30

10.10	4.42	80,866	0.97	*	0.97	*	0.95	*	0.95	*	5.21	*	7
9.93	14.58	66,956	0.96		0.96		0.95		0.95		5.55		35
9.22	(2.54)	51,364	0.96		0.96		0.95		0.95		5.90		30
10.15	1.32	62,401	0.96		0.96		0.95		0.95		5.81		34
11.09	7.87	53,329	0.95		0.95		0.95		0.95		5.84		47
11.06	13.90	74,278	0.93		0.95		0.93		0.95		5.75		30

10.10	4.42	39,676	0.97	*	0.97	*	0.95	*	0.95	*	5.22	*	7
9.93	14.58	43,592	0.96		0.96		0.95		0.95		5.55		35
9.22	(2.54)	18,560	0.96		0.96		0.95		0.95		5.94		30
10.15	1.33	17,739	0.96		0.96		0.95		0.95		5.84		34
11.09	7.87	34,733	0.95		0.95		0.95		0.95		5.87		47
11.06	13.90	35,623	0.93		0.95		0.93		0.95		5.74		30

10.10	4.03	11,393	1.72	*	1.72	*	1.70	*	1.70	*	4.46	*	7
9.93	13.73	9,777	1.71		1.71		1.70		1.70		4.81		35
9.22	(3.26)	6,123	1.71		1.71		1.70		1.70		5.19		30
10.15	0.58	9,605	1.71		1.71		1.70		1.70		5.10		34
11.09	7.08	11,948	1.70		1.70		1.70		1.70		5.16		47
11.06	13.05	3,389	1.68		1.70		1.68		1.70		5.00		30

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Credit Fund
Institutional Class
04/01/2017 - 09/30/2017+	$11.63	$0.27	$0.56	$0.83	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2017	11.40	0.56	0.32	0.88	(0.60)	0.00	(0.05)	(0.65)
03/31/2016	13.27	0.61	(0.87)	(0.26)	(0.80)	(0.81)	0.00	(1.61)
03/31/2015	12.24	0.63	1.17	1.80	(0.77)	0.00	0.00	(0.77)
03/31/2014	13.01	0.56	(0.42)	0.14	(0.60)	(0.29)	(0.02)	(0.91)
03/31/2013	12.19	0.63	1.28	1.91	(0.79)	(0.30)	0.00	(1.09)
Class P
04/01/2017 - 09/30/2017+	11.63	0.27	0.56	0.83	(0.29)	0.00	0.00	(0.29)
03/31/2017	11.40	0.54	0.33	0.87	(0.59)	0.00	(0.05)	(0.64)
03/31/2016	13.27	0.60	(0.87)	(0.27)	(0.79)	(0.81)	0.00	(1.60)
03/31/2015	12.24	0.62	1.17	1.79	(0.76)	0.00	0.00	(0.76)
03/31/2014	13.01	0.55	(0.42)	0.13	(0.59)	(0.29)	(0.02)	(0.90)
03/31/2013	12.19	0.62	1.27	1.89	(0.77)	(0.30)	0.00	(1.07)

PIMCO Low Duration Income Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.46	$0.12	$0.13	$0.25	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2017	7.67	0.35	0.74	1.09	(0.30)	0.00	0.00	(0.30)
03/31/2016	8.26	0.36	(0.55)	(0.19)	(0.40)	0.00	0.00	(0.40)
03/31/2015	8.85	0.38	(0.54)	(0.16)	(0.43)	0.00	0.00	(0.43)
03/31/2014	8.94	0.32	(0.02)	0.30	(0.39)	0.00	0.00	(0.39)
03/31/2013	8.69	0.34	0.33	0.67	(0.42)	0.00	0.00	(0.42)
Class P
04/01/2017 - 09/30/2017+	8.46	0.12	0.12	0.24	(0.12)	0.00	0.00	(0.12)
03/31/2017	7.67	0.32	0.76	1.08	(0.29)	0.00	0.00	(0.29)
03/31/2016	8.26	0.36	(0.56)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2015	8.85	0.38	(0.55)	(0.17)	(0.42)	0.00	0.00	(0.42)
03/31/2014	8.94	0.33	(0.04)	0.29	(0.38)	0.00	0.00	(0.38)
03/31/2013	8.69	0.33	0.33	0.66	(0.41)	0.00	0.00	(0.41)
Class D
04/01/2017 - 09/30/2017+	8.46	0.10	0.13	0.23	(0.11)	0.00	0.00	(0.11)
03/31/2017	7.67	0.28	0.78	1.06	(0.27)	0.00	0.00	(0.27)
03/31/2016	8.26	0.33	(0.55)	(0.22)	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.85	0.35	(0.55)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
Class A
04/01/2017 - 09/30/2017+	8.46	0.10	0.13	0.23	(0.11)	0.00	0.00	(0.11)
03/31/2017	7.67	0.31	0.75	1.06	(0.27)	0.00	0.00	(0.27)
03/31/2016	8.26	0.33	(0.55)	(0.22)	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.85	0.35	(0.55)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
Class C
04/01/2017 - 09/30/2017+	8.46	0.09	0.13	0.22	(0.10)	0.00	0.00	(0.10)
03/31/2017	7.67	0.29	0.75	1.04	(0.25)	0.00	0.00	(0.25)
03/31/2016	8.26	0.31	(0.56)	(0.25)	(0.34)	0.00	0.00	(0.34)
03/31/2015	8.85	0.33	(0.55)	(0.22)	(0.37)	0.00	0.00	(0.37)
03/31/2014	8.94	0.28	(0.04)	0.24	(0.33)	0.00	0.00	(0.33)
03/31/2013	8.69	0.27	0.33	0.60	(0.35)	0.00	0.00	(0.35)

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.17	7.22%	$3,092,359	0.83	%*	0.83	%*	0.55	%*	0.55	%*	4.53	%*	53%
11.63	7.79	2,805,317	0.72		0.72		0.55		0.55		4.70		114
11.40	(1.24)	3,037,689	0.65		0.65		0.55		0.55		5.15		124
13.27	15.04	3,644,226	0.58		0.58		0.55		0.55		4.88		71
12.24	1.36	5,727,646	0.56		0.56		0.55		0.55		4.61		94
13.01	15.85	4,223,770	0.59		0.59		0.55		0.55		4.82		71

12.17	7.16	49,952	0.93	*	0.93	*	0.65	*	0.65	*	4.44	*	53
11.63	7.68	41,527	0.82		0.82		0.65		0.65		4.56		114
11.40	(1.34)	77,072	0.75		0.75		0.65		0.65		5.03		124
13.27	14.93	150,740	0.68		0.68		0.65		0.65		4.80		71
12.24	1.27	139,921	0.66		0.66		0.65		0.65		4.56		94
13.01	15.75	3,158	0.69		0.69		0.65		0.65		4.70		71

$8.58	2.95%	$296,006	0.50	%*	0.55	%*	0.46	%*	0.51	%*	2.84	%*	51%
8.46	14.45	95,776	0.61	(c)	0.62	(c)	0.55	(c)	0.56	(c)	4.23		243
7.67	(2.38)	77,614	0.56		0.56		0.55		0.55		4.52		118
8.26	(1.93)	290,420	0.57		0.57		0.55		0.55		4.30		65
8.85	3.46	1,652,654	0.55		0.55		0.55		0.55		3.64		59
8.94	7.84	3,851,640	0.55		0.55		0.55		0.55		3.81		106

8.58	2.90	235,746	0.60	*	0.65	*	0.56	*	0.61	*	2.74	*	51
8.46	14.34	55,138	0.71	(d)	0.72	(d)	0.65	(d)	0.66	(d)	3.85		243
7.67	(2.49)	18,959	0.66		0.66		0.65		0.65		4.41		118
8.26	(2.02)	149,593	0.67		0.67		0.65		0.65		4.38		65
8.85	3.36	184,814	0.65		0.65		0.65		0.65		3.75		59
8.94	7.73	33,927	0.65		0.65		0.65		0.65		3.71		106

8.58	2.75	49,471	0.90	*	0.95	*	0.86	*	0.91	*	2.39	*	51
8.46	14.00	39,925	1.01	(e)	1.02	(e)	0.95	(e)	0.96	(e)	3.37		243
7.67	(2.77)	13,402	0.96		0.96		0.95		0.95		4.13		118
8.26	(2.32)	21,555	0.97		0.97		0.95		0.95		4.04		65
8.85	3.04	35,120	0.95		0.95		0.95		0.95		3.37		59
8.94	7.41	41,668	0.95		0.95		0.95		0.95		3.40		106

8.58	2.75	325,726	0.90	*	0.95	*	0.86	*	0.91	*	2.39	*	51
8.46	14.00	169,743	1.01	(e)	1.02	(e)	0.95	(e)	0.96	(e)	3.77		243
7.67	(2.77)	115,209	0.96		0.96		0.95		0.95		4.14		118
8.26	(2.32)	168,542	0.97		0.97		0.95		0.95		4.08		65
8.85	3.05	250,617	0.95		0.95		0.95		0.95		3.40		59
8.94	7.41	187,820	0.95		0.95		0.95		0.95		3.41		106

8.58	2.59	81,276	1.20	*	1.25	*	1.16	*	1.21	*	2.07	*	51
8.46	13.65	85,943	1.31	(e)	1.32	(e)	1.25	(e)	1.26	(e)	3.53		243
7.67	(3.06)	85,141	1.26		1.26		1.25		1.25		3.84		118
8.26	(2.61)	119,253	1.27		1.27		1.25		1.25		3.77		65
8.85	2.74	181,269	1.25		1.25		1.25		1.25		3.14		59
8.94	7.09	93,431	1.25		1.25		1.25		1.25		3.11		106

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Senior Floating Rate Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.94	$0.17	$0.02	$0.19	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	9.65	0.35	0.31	0.66	(0.37)	0.00	0.00	(0.37)
03/31/2016	10.07	0.37	(0.41)	(0.04)	(0.37)	0.00	(0.01)	(0.38)
03/31/2015	10.24	0.37	(0.14)	0.23	(0.38)	(0.02)	0.00	(0.40)
03/31/2014	10.35	0.35	(0.02)	0.33	(0.36)	(0.08)	0.00	(0.44)
03/31/2013	10.03	0.36	0.33	0.69	(0.36)	(0.01)	0.00	(0.37)
Class P
04/01/2017 - 09/30/2017+	9.94	0.16	0.03	0.19	(0.19)	0.00	0.00	(0.19)
03/31/2017	9.65	0.34	0.31	0.65	(0.36)	0.00	0.00	(0.36)
03/31/2016	10.07	0.36	(0.40)	(0.04)	(0.37)	0.00	(0.01)	(0.38)
03/31/2015	10.24	0.35	(0.13)	0.22	(0.37)	(0.02)	0.00	(0.39)
03/31/2014	10.35	0.34	(0.02)	0.32	(0.35)	(0.08)	0.00	(0.43)
03/31/2013	10.03	0.34	0.34	0.68	(0.35)	(0.01)	0.00	(0.36)
Class D
04/01/2017 - 09/30/2017+	9.94	0.15	0.03	0.18	(0.18)	0.00	0.00	(0.18)
03/31/2017	9.65	0.32	0.31	0.63	(0.34)	0.00	0.00	(0.34)
03/31/2016	10.07	0.34	(0.40)	(0.06)	(0.35)	0.00	(0.01)	(0.36)
03/31/2015	10.24	0.33	(0.13)	0.20	(0.35)	(0.02)	0.00	(0.37)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
Class A
04/01/2017 - 09/30/2017+	9.94	0.15	0.03	0.18	(0.18)	0.00	0.00	(0.18)
03/31/2017	9.65	0.32	0.31	0.63	(0.34)	0.00	0.00	(0.34)
03/31/2016	10.07	0.34	(0.40)	(0.06)	(0.35)	0.00	(0.01)	(0.36)
03/31/2015	10.24	0.33	(0.13)	0.20	(0.35)	(0.02)	0.00	(0.37)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
Class C
04/01/2017 - 09/30/2017+	9.94	0.11	0.03	0.14	(0.14)	0.00	0.00	(0.14)
03/31/2017	9.65	0.25	0.31	0.56	(0.27)	0.00	0.00	(0.27)
03/31/2016	10.07	0.26	(0.40)	(0.14)	(0.27)	0.00	(0.01)	(0.28)
03/31/2015	10.24	0.26	(0.14)	0.12	(0.27)	(0.02)	0.00	(0.29)
03/31/2014	10.35	0.25	(0.03)	0.22	(0.25)	(0.08)	0.00	(0.33)
03/31/2013	10.03	0.25	0.33	0.58	(0.25)	(0.01)	0.00	(0.26)

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.94	1.96%	$1,524,912	0.72	%*	0.72	%*	0.70	%*	0.70	%*	3.36	%*	10%
9.94	6.96	1,148,303	0.74		0.74		0.70		0.70		3.53		19
9.65	(0.34)	789,164	0.72		0.72		0.70		0.70		3.71		31
10.07	2.27	2,340,115	0.71		0.71		0.70		0.70		3.62		33
10.24	3.27	2,201,007	0.75	(f)	0.75	(f)	0.75	(f)	0.75	(f)	3.41		132
10.35	7.00	2,268,461	0.80		0.80		0.80		0.80		3.54		125

9.94	1.91	15,661	0.82	*	0.82	*	0.80	*	0.80	*	3.25	*	10
9.94	6.85	13,970	0.84		0.84		0.80		0.80		3.44		19
9.65	(0.44)	12,493	0.82		0.82		0.80		0.80		3.61		31
10.07	2.17	22,696	0.81		0.81		0.80		0.80		3.47		33
10.24	3.17	39,664	0.85	(f)	0.85	(f)	0.85	(f)	0.85	(f)	3.34		132
10.35	6.89	6,409	0.90		0.90		0.90		0.90		3.36		125

9.94	1.80	11,683	1.02	*	1.02	*	1.00	*	1.00	*	3.04	*	10
9.94	6.63	13,532	1.04		1.04		1.00		1.00		3.24		19
9.65	(0.63)	13,734	1.02		1.02		1.00		1.00		3.42		31
10.07	1.97	18,870	1.01		1.01		1.00		1.00		3.27		33
10.24	2.96	37,385	1.05	(f)	1.05	(f)	1.05	(f)	1.05	(f)	3.12		132
10.35	6.68	10,143	1.10		1.10		1.10		1.10		3.24		125

9.94	1.80	87,257	1.02	*	1.02	*	1.00	*	1.00	*	3.04	*	10
9.94	6.63	87,065	1.04		1.04		1.00		1.00		3.24		19
9.65	(0.63)	64,230	1.02		1.02		1.00		1.00		3.42		31
10.07	1.97	95,000	1.01		1.01		1.00		1.00		3.28		33
10.24	2.96	163,245	1.05	(f)	1.05	(f)	1.05	(f)	1.05	(f)	3.14		132
10.35	6.67	31,245	1.10		1.10		1.10		1.10		3.22		125

9.94	1.42	48,287	1.77	*	1.77	*	1.75	*	1.75	*	2.29	*	10
9.94	5.84	55,559	1.79		1.79		1.75		1.75		2.49		19
9.65	(1.38)	53,921	1.77		1.77		1.75		1.75		2.67		31
10.07	1.21	76,405	1.76		1.76		1.75		1.75		2.53		33
10.24	2.20	119,719	1.80	(f)	1.80	(f)	1.80	(f)	1.80	(f)	2.40		132
10.35	5.88	9,550	1.85		1.85		1.85		1.85		2.47		125

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Capital Securities and Financials Fund (Consolidated)
Institutional Class
04/01/2017 - 09/30/2017+	$10.22	$0.21	$0.48	$0.69	$(0.34)	$0.00	$0.00	$(0.34)
03/31/2017	9.44	0.46	0.94	1.40	(0.62)	0.00	0.00	(0.62)
04/13/2015 - 03/31/2016	10.00	0.40	(0.58)	(0.18)	(0.31)	0.00	(0.07)	(0.38)
Class P
04/01/2017 - 09/30/2017+	10.21	0.20	0.50	0.70	(0.34)	0.00	0.00	(0.34)
03/31/2017	9.45	0.42	0.96	1.38	(0.62)	0.00	0.00	(0.62)
04/13/2015 - 03/31/2016	10.00	0.40	(0.57)	(0.17)	(0.31)	0.00	(0.07)	(0.38)
Class D
04/01/2017 - 09/30/2017+	10.19	0.19	0.48	0.67	(0.32)	0.00	0.00	(0.32)
03/31/2017	9.42	0.43	0.93	1.36	(0.59)	0.00	0.00	(0.59)
04/13/2015 - 03/31/2016	10.00	0.39	(0.60)	(0.21)	(0.30)	0.00	(0.07)	(0.37)
Class A
04/01/2017 - 09/30/2017+	10.22	0.19	0.48	0.67	(0.33)	0.00	0.00	(0.33)
03/31/2017	9.43	0.42	0.95	1.37	(0.58)	0.00	0.00	(0.58)
04/13/2015 - 03/31/2016	10.00	0.37	(0.58)	(0.21)	(0.29)	0.00	(0.07)	(0.36)
Class C
04/01/2017 - 09/30/2017+	10.17	0.15	0.49	0.64	(0.30)	0.00	0.00	(0.30)
03/31/2017	9.44	0.35	0.92	1.27	(0.54)	0.00	0.00	(0.54)
04/13/2015 - 03/31/2016	10.00	0.30	(0.57)	(0.27)	(0.22)	0.00	(0.07)	(0.29)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective January 23, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(d)	Effective January 23, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.
(e)	Effective January 23, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(f)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.10% to an annual rate of 0.40%.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.57	6.84%	$89,834	0.80	%*	0.86	%*	0.80	%*	0.86	%*	3.93	%*	73%
10.22	15.22	60,707	0.80		0.87		0.80		0.87		4.62		123
9.44	(1.82)	27,417	0.79	*	1.14	*	0.79	*	1.14	*	4.21	*	209

10.57	6.94	16,859	0.90	*	0.96	*	0.90	*	0.96	*	3.74	*	73
10.21	14.92	6,002	0.90		0.97		0.90		0.97		4.19		123
9.45	(1.77)	361	0.89	*	1.24	*	0.89	*	1.24	*	4.22	*	209

10.54	6.68	22,337	1.15	*	1.21	*	1.15	*	1.21	*	3.60	*	73
10.19	14.82	5,626	1.15		1.22		1.15		1.22		4.29		123
9.42	(2.18)	2,773	1.14	*	1.49	*	1.14	*	1.49	*	4.26	*	209

10.56	6.64	6,329	1.15	*	1.21	*	1.15	*	1.21	*	3.53	*	73
10.22	14.79	1,954	1.15		1.22		1.15		1.22		4.22		123
9.43	(2.10)	2,375	1.14	*	1.49	*	1.14	*	1.49	*	3.97	*	209

10.51	6.40	1,716	1.90	*	1.96	*	1.90	*	1.96	*	2.81	*	73
10.17	13.76	586	1.90		1.97		1.90		1.97		3.49		123
9.44	(2.78)	154	1.89	*	2.24	*	1.89	*	2.24	*	3.22	*	209

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund

Assets:
Investments, at value
Investments in securities*	$436,333	$2,847,607	$866,555	$3,855,175	$1,001,669	$1,598,279
Investments in Affiliates	29,062	269,875	121,261	49,435	80,911	182,322
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,094	1,321	35	1,713	349	308
Over the counter	2,369	11,241	1,349	10,208	6,268	0
Cash	64	56	1	77	51	4,544
Deposits with counterparty	2,660	3,133	1,590	7,524	2,828	9,835
Foreign currency, at value	1,677	2,867	1,220	3,298	2,574	254
Receivable for investments sold	4,596	15,097	2,568	2,741	1,744	45,096
Receivable for investments sold on a delayed-delivery basis	0	0	1,866	102	0	0
Receivable for TBA investments sold	0	305,808	0	108,561	70,378	0
Receivable for Fund shares sold	551	2,573	587	243	9,903	301
Interest and/or dividends receivable	3,418	25,619	15,598	36,945	4,923	4,664
Dividends receivable from Affiliates	33	282	143	38	49	231
Prepaid expenses	0	0	28	0	0	108
Other assets	0	0	0	2	0	0
Total Assets	481,857	3,485,479	1,012,801	4,076,062	1,181,647	1,845,942

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,197	$5,331	$16,238	$623,733	$29,104	$0
Payable for sale-buyback transactions	0	0	0	68,922	0	0
Payable for short sales	433	0	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	710	865	0	917	273	0
Over the counter	2,153	16,437	710	15,243	8,140	0
Payable for investments purchased	23,186	39,165	9,095	41,733	44,958	155,135
Payable for investments in Affiliates purchased	33	282	143	38	49	231
Payable for TBA investments purchased	0	495,208	0	169,035	102,798	0
Deposits from counterparty	1,621	7,529	1,021	5,685	4,637	0
Payable for Fund shares redeemed	15	4,295	2,138	6,378	2,490	1,540
Distributions payable	0	343	49	668	438	106
Accrued investment advisory fees	226	1,097	247	760	193	572
Accrued supervisory and administrative fees	122	786	270	638	228	437
Accrued distribution fees	7	73	24	0	30	34
Accrued servicing fees	5	61	11	0	80	29
Accrued reimbursement to PIMCO	0	0	0	0	4	0
Other liabilities	0	1	51	1	0	58
Total Liabilities	29,708	571,473	29,997	933,751	193,422	158,142

Net Assets	$452,149	$2,914,006	$982,804	$3,142,311	$988,225	$1,687,800

Net Assets Consist of:
Paid in capital	$486,786	$2,894,926	$1,031,371	$2,988,863	$1,224,659	$1,746,856
Undistributed (overdistributed) net investment income	9,739	(16,696)	(17,955)	(6,490)	3,809	(5,158)
Accumulated undistributed net realized gain (loss)	(54,479)	(21,276)	(51,518)	18,832	(222,559)	(61,305)
Net unrealized appreciation (depreciation)	10,103	57,052	20,906	141,106	(17,684)	7,407

Net Assets	$452,149	$2,914,006	$982,804	$3,142,311	$988,225	$1,687,800

Cost of investments in securities	$425,804	$2,815,744	$846,464	$3,729,582	$1,022,063	$1,593,623
Cost of investments in Affiliates	$29,064	$269,888	$121,270	$49,439	$80,913	$182,330
Cost of foreign currency held	$1,684	$2,867	$1,206	$3,302	$2,566	$271
Proceeds received on short sales	$413	$0	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(441)	$15,612	$1,033	$15,324	$(5,252)	$11,474

* Includes repurchase agreements of:	$936	$571	$660	$4,760	$10,862	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund

Net Assets:
Institutional Class	$362,356	$2,430,324	$703,158	$3,092,359	$296,006	$1,524,912
Class P	53,829	114,012	147,711	49,952	235,746	15,661
Administrative Class	N/A	12,314	N/A	N/A	N/A	N/A
Class D	11,363	66,478	80,866	N/A	49,471	11,683
Class A	17,151	201,905	39,676	N/A	325,726	87,257
Class C	7,450	88,973	11,393	N/A	81,276	48,287

Shares Issued and Outstanding:
Institutional Class	35,433	220,371	69,638	254,062	34,496	153,468
Class P	5,281	10,338	14,629	4,104	27,476	1,576
Administrative Class	N/A	1,117	N/A	N/A	N/A	N/A
Class D	1,113	6,028	8,009	N/A	5,766	1,176
Class A	1,674	18,308	3,929	N/A	37,961	8,782
Class C	737	8,068	1,128	N/A	9,473	4,860

Net Asset Value Per Share Outstanding:
Institutional Class	$10.23	$11.03	$10.10	$12.17	$8.58	$9.94
Class P	10.19	11.03	10.10	12.17	8.58	9.94
Administrative Class	N/A	11.03	N/A	N/A	N/A	N/A
Class D	10.21	11.03	10.10	N/A	8.58	9.94
Class A	10.24	11.03	10.10	N/A	8.58	9.94
Class C	10.11	11.03	10.10	N/A	8.58	9.94

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Capital Securities and Financials Fund

Assets:
Investments, at value
Investments in securities*	$133,454
Investments in Affiliates	146
Financial Derivative Instruments
Exchange-traded or centrally cleared	2
Over the counter	688
Cash	740
Deposits with counterparty	2,732
Foreign currency, at value	148
Receivable for investments sold	480
Receivable for Fund shares sold	468
Interest and/or dividends receivable	1,353
Reimbursement receivable from PIMCO	7
Total Assets	140,218

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$1,453
Financial Derivative Instruments
Exchange-traded or centrally cleared	26
Over the counter	897
Deposits from counterparty	570
Payable for Fund shares redeemed	85
Accrued investment advisory fees	57
Accrued supervisory and administrative fees	47
Accrued distribution fees	6
Accrued servicing fees	2
Total Liabilities	3,143

Net Assets	$137,075

Net Assets Consist of:
Paid in capital	$132,422
Undistributed (overdistributed) net investment income	(2,093)
Accumulated undistributed net realized gain (loss)	(149)
Net unrealized appreciation (depreciation)	6,895

Net Assets	$137,075

Cost of investments in securities	$126,541
Cost of investments in Affiliates	$146
Cost of foreign currency held	$148
Proceeds received on short sales	$1,393
Cost or premiums of financial derivative instruments, net	$(259)

* Includes repurchase agreements of:	$12,700

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Capital Securities and Financials Fund

Net Assets:
Institutional Class	$89,834
Class P	16,859
Class D	22,337
Class A	6,329
Class C	1,716

Shares Issued and Outstanding:
Institutional Class	8,498
Class P	1,596
Class D	2,119
Class A	599
Class C	163

Net Asset Value Per Share Outstanding:
Institutional Class	$10.57
Class P	10.57
Class D	10.54
Class A	10.56
Class C	10.51

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund

Investment Income:
Interest, net of foreign taxes*	$8,408	$60,694	$37,737	$74,127	$10,819	$30,866
Dividends, net of foreign taxes*	158	45	0	621	0	0
Dividends from Investments in Affiliates	518	769	960	143	163	1,683
Total Income	9,084	61,508	38,697	74,891	10,982	32,549

Expenses:
Investment advisory fees	1,251	6,346	1,882	4,191	996	3,197
Supervisory and administrative fees	671	4,540	2,014	3,516	1,002	2,443
Distribution and/or servicing fees - Administrative Class	0	15	0	0	0	0
Distribution and/or servicing fees - Class D	16	78	90	0	54	16
Distribution fees - Class C	26	337	39	0	118	192
Servicing fees - Class A	17	237	52	0	291	112
Servicing fees - Class C	9	113	13	0	99	64
Trustee fees	1	6	4	6	1	3
Interest expense	13	172	142	3,910	136	148
Miscellaneous expense	0	23	0	0	22	0
Total Expenses	2,004	11,867	4,236	11,623	2,719	6,175
Waiver and/or Reimbursement by PIMCO	0	0	0	0	(166)	0
Net Expenses	2,004	11,867	4,236	11,623	2,553	6,175

Net Investment Income (Loss)	7,080	49,641	34,461	63,268	8,429	26,374

Net Realized Gain (Loss):
Investments in securities	1,395	19,393	8,210	29,129	4,032	(70)
Investments in Affiliates	(5)	(7)	(4)	(11)	1	(11)
Exchange-traded or centrally cleared financial derivative instruments	4,547	23,654	497	5,447	3,305	5,147
Over the counter financial derivative instruments	815	(24,390)	(7,455)	2,414	(6,952)	(24)
Short sales	24	(72)	10	0	(2)	14
Foreign currency	145	124	27	467	(140)	(49)

Net Realized Gain (Loss)	6,921	18,702	1,285	37,446	244	5,007

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	7,817	60,652	22,019	93,569	14,198	(1,499)
Investments in Affiliates	(2)	(13)	(15)	(4)	(2)	(7)
Exchange-traded or centrally cleared financial derivative instruments	(5,476)	(4,735)	(2)	6,620	(2,316)	(621)
Over the counter financial derivative instruments	(1,112)	1,038	1,215	(5,748)	(2,691)	(7)
Short sales	0	253	0	0	47	0
Foreign currency assets and liabilities	(52)	323	61	(63)	39	(53)

Net Change in Unrealized Appreciation (Depreciation)	1,175	57,518	23,278	94,374	9,275	(2,187)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,176	$125,861	$59,024	$195,088	$17,948	$29,194

* Foreign tax withholdings	$0	$4	$0	$0	$0	$0

* Foreign tax withholdings - Dividends	$1	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)	PIMCO Capital Securities and Financials Fund

Investment Income:
Interest	$2,738
Dividends, net of foreign taxes*	256
Dividends from Investments in Affiliates	35
Total Income	3,029

Expenses:
Investment advisory fees	310
Supervisory and administrative fees	255
Distribution and/or servicing fees - Class D	29
Distribution fees - Class C	4
Servicing fees - Class A	5
Servicing fees - Class C	1
Interest expense	2
Miscellaneous expense	5
Total Expenses	611
Waiver and/or Reimbursement by PIMCO	(39)
Net Expenses	572

Net Investment Income (Loss)	2,457

Net Realized Gain (Loss):
Investments in securities	2,396
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	37
Over the counter financial derivative instruments	(2,362)
Short sales	(1)
Foreign currency	7

Net Realized Gain (Loss)	78

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	5,496
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	252
Over the counter financial derivative instruments	(154)
Short sales	(59)
Foreign currency assets and liabilities	18

Net Change in Unrealized Appreciation (Depreciation)	5,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,087

* Foreign tax withholdings - Dividends	$2

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Changes in Net Assets

	PIMCO Credit Absolute Return Fund		PIMCO Diversified Income Fund		PIMCO High Yield Spectrum Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$7,080	$17,413	$49,641	$112,848	$34,461	$114,823
Net realized gain (loss)	6,921	(4,916)	18,702	11,212	1,285	(10,692)
Net change in unrealized appreciation (depreciation)	1,175	28,206	57,518	146,383	23,278	159,433

Net Increase (Decrease) in Net Assets Resulting from Operations	15,176	40,703	125,861	270,443	59,024	263,564

Distributions to Shareholders:
From net investment income
Institutional Class	(6,167)	(10,914)	(52,130)	(107,628)	(27,846)	(110,837)
Class P	(779)	(626)	(2,298)	(3,285)	(3,868)	(9,686)
Administrative Class	0	0	(246)	(501)	0	0
Class D	(227)	(295)	(1,257)	(2,447)	(1,894)	(3,935)
Class A	(232)	(313)	(3,803)	(7,113)	(1,104)	(1,628)
Class C	(95)	(153)	(1,469)	(3,926)	(233)	(429)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions(c)	(7,500)	(12,301)	(61,203)	(124,900)	(34,945)	(126,515)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions	46,042	(24,714)	42,262	425,620	(809,256)	(246,872)
Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	53,718	3,688	106,920	571,163	(785,177)	(109,823)

Net Assets:
Beginning of period	398,431	394,743	2,807,086	2,235,923	1,767,981	1,877,804
End of period*	$452,149	$398,431	$2,914,006	$2,807,086	$982,804	$1,767,981

*Including undistributed (overdistributed) net investment income of:	$9,739	$10,159	$(16,696)	$(5,134)	$(17,955)	$(17,471)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on October 28, 2016.
(b)	Class D Shares liquidated at the close of business on January 13, 2017.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Long-Term Credit Fund			PIMCO Low Duration Income Fund			PIMCO Senior Floating Rate Fund

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

$63,268	$140,242		$8,429	$12,815		$26,374	$39,865
37,446	81,199		244	(10,054)		5,007	(2,463)
94,374	19,104		9,275	40,456		(2,187)	37,136

195,088	240,545		17,948	43,217		29,194	74,538

(67,152)	(147,440)		(2,564)	(2,862)		(27,926)	(37,687)
(1,167)	(4,050)		(2,151)	(978)		(277)	(466)
0	0		0	(5	)(a)	0	0
0	(87	)(b)	(572)	(742)		(221)	(481)
0	0		(3,074)	(4,102)		(1,601)	(2,404)
0	0		(911)	(2,512)		(728)	(1,440)

0	(12,640)		0	0		0	0
0	(355)		0	0		0	0
0	0		0	0	(a)	0	0
0	(8	)(b)	0	0		0	0
0	0		0	0		0	0
0	0		0	0		0	0
0	0		0	0		0	0

(68,319)	(164,580)		(9,272)	(11,201)		(30,753)	(42,478)

168,698	(345,359)		533,024	103,917		370,921	352,819
0	0		0	0		9	8

295,467	(269,394)		541,700	135,933		369,371	384,887

2,846,844	3,116,238		446,525	310,592		1,318,429	933,542
$3,142,311	$2,846,844		$988,225	$446,525		$1,687,800	$1,318,429

$(6,490)	$(1,439)		$3,809	$4,652		$(5,158)	$(779)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Consolidated Statements of Changes in Net Assets

	PIMCO Capital Securities and Financials Fund

(Amounts in thousands)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$2,457	$1,676
Net realized gain (loss)	78	1,271
Net change in unrealized appreciation (depreciation)	5,552	2,190

Net Increase (Decrease) in Net Assets Resulting from Operations	8,087	5,137

Distributions to Shareholders:
From net investment income
Institutional Class	(3,006)	(2,201)
Class P	(391)	(100)
Class D	(730)	(274)
Class A	(136)	(62)
Class C	(36)	(18)

Total Distributions(a)	(4,299)	(2,655)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	58,412	39,313

Total Increase (Decrease) in Net Assets	62,200	41,795

Net Assets:
Beginning of period	74,875	33,080
End of period*	$137,075	$74,875

*Including undistributed (overdistributed) net investment income of:	$(2,093)	$(251)

(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended 09/30/2017 (Unaudited)
(Amounts in thousands†)	PIMCO Long Term Credit Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$195,088

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(2,099,200)
Proceeds from sales of long-term securities	1,886,662
(Purchases) Proceeds from sales of short-term portfolio investments, net	87,272
(Increase) decrease in deposits with counterparty	(1,849)
(Increase) decrease in receivable for investments sold	(25,983)
(Increase) decrease in interest and/or dividends receivable	(2,548)
(Increase) decrease in dividends receivable from Affiliates	54
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	10,635
Proceeds from (Payments on) over the counter financial derivative instruments	1,599
(Increase) decrease in other assets	(2)
Increase (decrease) in payable for investments purchased	(18,581)
Increase (decrease) in deposits from counterparty	(629)
Increase (decrease) in accrued investment advisory fees	2
Increase (decrease) in accrued supervisory and administrative fees	3
Proceeds from (Payments on) foreign currency transactions	404
Net Realized (Gain) Loss
Investments in securities	(29,129)
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	(5,447)
Over the counter financial derivative instruments	(2,414)
Foreign currency	(467)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(93,569)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	(6,620)
Over the counter financial derivative instruments	5,748
Foreign currency assets and liabilities	63
Net amortization (accretion) on investments	(126)

Net Cash Provided by (Used for) Operating Activities	(99,019)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	605,059
Payments on shares redeemed	(493,444)
Cash distributions paid*	(4,230)
Proceeds from reverse repurchase agreements	3,766,244
Payments on reverse repurchase agreements	(3,843,593)
Proceeds from sale-buyback transactions	1,117,773
Payments on sale-buyback transactions	(1,048,851)

Net Cash Received from (Used for) Financing Activities	98,958

Net Increase (Decrease) in Cash and Foreign Currency	(61)

Cash and Foreign Currency:
Beginning of period	3,436
End of period	$3,375

* Reinvestment of distributions	$64,145

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year or period	$3,322

A Statement of Cash Flows is presented when the Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Credit Absolute Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 16.4%
AABS Ltd.
4.875% due 01/10/2038 +~		$1,298	$1,316
Air Medical Group Holdings, Inc.
5.237% (LIBOR03M + 4.000%) due 04/28/2022 ~		3,391	3,385
Albany Molecular Research, Inc.
4.583% (LIBOR03M + 3.250%) due 08/30/2024 ~		500	502
Almonde, Inc.
4.817% (LIBOR03M + 3.500%) due 06/13/2024 ~		400	402
Ancestry.com Operations, Inc.
4.490% (LIBOR03M + 3.250%) due 10/19/2023 ~		3,911	3,937
Atlantic Broadband Finance LLC
TBD% due 08/11/2024		250	249
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 +~(h)		1,857	1,901
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		6,800	6,800
Brand Energy & Infrastructure Services, Inc.
5.514% - 5.583% (LIBOR03M + 4.250%) due 06/21/2024 ~		2,150	2,163
BWAY Holding Co.
4.481% - 6.500% (PRIME + 2.300%) due 04/03/2024 ~		1,397	1,401
Caesars Entertainment Operating Co.
TBD% due 03/31/2024		1,600	1,603
CityCenter Holdings LLC
3.735% (LIBOR03M + 2.500%) due 04/18/2024 ~		898	902
Clover Merger Sub, Inc.
1.000% due 08/11/2024		433	430
Cypress Intermediate Holdings, Inc.
4.240% (LIBOR03M + 3.000%) due 04/27/2024 ~		599	598
Diamond BV
TBD% due 09/06/2024	EUR	2,000	2,364
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		$1,995	2,017
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		5,350	5,381
Freedom Mortgage Corp.
6.956% (LIBOR03M + 5.500%) due 02/23/2022 ~		885	901
Gardner Denver, Inc.
4.083% (LIBOR03M + 2.750%) due 07/30/2024 ~		2,202	2,206
Gartner, Inc.
3.235% (LIBOR03M + 2.000%) due 04/05/2024 +~		945	949
Gavilan Resources LLC
7.231% (LIBOR03M + 6.000%) due 03/01/2024 +~		1,700	1,645
Golden Entertainment, Inc.
TBD% due 08/15/2024 +		1,300	1,298
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		700	704
Ineos Finance PLC
3.250% due 04/01/2024 ♦	EUR	1,290	1,534
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~		$896	900
Lightstone Generation LLC
5.735% (LIBOR03M + 4.500%) due 01/30/2024 ~		6,924	6,913

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Limetree Bay Terminals LLC
5.234% (LIBOR03M + 4.000%) due 02/15/2024 ~		$499	$500
McAfee LLC
TBD% due 09/21/2024		1,300	1,308
MH Sub LLC
TBD% due 08/15/2025		1,900	1,896
4.820% due 09/13/2024		1,900	1,892
Nature’s Bounty Co.
TBD% due 09/26/2024		167	166
Ortho-Clinical Diagnostics S.A.
5.083% (LIBOR03M + 3.750%) due 06/30/2021 ~		1,990	1,998
Parexel International Corp.
TBD% due 08/07/2024		600	605
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		1,100	1,073
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		3,700	3,635
PetSmart, Inc.
4.240% (LIBOR03M + 3.000%) due 03/11/2022 ~		1,293	1,101
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~		998	1,001
Prestige Brands, Inc.
3.985% (LIBOR03M + 2.750%) due 01/26/2024 ~		358	360
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021 ~		3,092	3,124
Serta Simmons Bedding LLC
4.799% - 4.812% (LIBOR03M + 3.500%) due 11/08/2023 ~		1,542	1,501
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		175	175
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		760	762
Traverse Midstream Partners LLC
TBD% due 09/27/2024		400	406

Total Loan Participations and Assignments (Cost $73,363)			73,904

CORPORATE BONDS & NOTES 32.7%

BANKING & FINANCE 15.2%
Ally Financial, Inc.
3.250% due 02/13/2018		800	806
3.500% due 01/27/2019		500	509
3.600% due 05/21/2018		2,200	2,220
6.250% due 12/01/2017		600	604
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,575	1,594
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		2,270	2,259
Blackstone CQP Holdco LP
6.500% due 03/20/2021		4,248	4,312
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,700	1,916
7.875% due 10/15/2019		600	658
CBL & Associates LP
5.950% due 12/15/2026 (j)		2,100	2,130
CIT Group, Inc.
3.875% due 02/19/2019		500	511
5.375% due 05/15/2020		800	861
5.500% due 02/15/2019		1,400	1,466
Deutsche Bank AG
4.250% due 10/14/2021		900	944
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	194	195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Exeter Finance Corp.
9.750% due 05/20/2019 +		$4,200	$4,098
FBM Finance, Inc.
8.250% due 08/15/2021		1,100	1,183
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,063
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,000	1,045
Genworth Holdings, Inc.
6.515% due 05/22/2018		1,000	1,010
iStar, Inc.
4.625% due 09/15/2020		900	923
Jefferies Finance LLC
6.875% due 04/15/2022		450	455
7.375% due 04/01/2020		3,040	3,146
7.500% due 04/15/2021		800	832
Nationwide Building Society
10.250% ~(f)	GBP	16	3,394
Navient Corp.
4.875% due 06/17/2019		$1,200	1,245
5.500% due 01/15/2019		1,500	1,554
8.000% due 03/25/2020		600	663
8.450% due 06/15/2018		500	522
OneMain Financial Holdings LLC
6.750% due 12/15/2019		4,000	4,160
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,900	1,928
Pinnacol Assurance
8.625% due 06/25/2034 +(h)		3,000	3,218
Radian Group, Inc.
4.500% due 10/01/2024		400	409
Rio Oil Finance Trust
9.250% due 07/06/2024		1,993	2,081
SLM Corp.
5.125% due 04/05/2022		600	618
Springleaf Finance Corp.
5.250% due 12/15/2019		3,000	3,130
6.000% due 06/01/2020		1,500	1,590
6.125% due 05/15/2022		800	849
8.250% due 12/15/2020		1,000	1,133
Stearns Holdings LLC
9.375% due 08/15/2020		4,350	4,567
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	750	1,061
Washington Prime Group LP
5.950% due 08/15/2024		$2,000	2,043

			68,905

INDUSTRIALS 14.5%
Adecoagro S.A.
6.000% due 09/21/2027		400	400
Aleris International, Inc.
9.500% due 04/01/2021		2,000	2,140
Associated Materials LLC
9.000% due 01/01/2024		5,100	5,553
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,950	2,006
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		1,200	1,201
Brand Energy & Infrastructure Services, Inc.
8.500% due 07/15/2025		600	651
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(b)(g)		246	329
10.000% due 12/15/2018 ^(b)		1,500	1,549
CD&R Waterworks Merger Sub LLC
6.125% due 08/15/2025		1,200	1,242
CPG Merger Sub LLC
8.000% due 10/01/2021		6,065	6,292
CSN Resources S.A.
6.500% due 07/21/2020		1,100	973
DAE Funding LLC
4.500% due 08/01/2022		2,000	2,055

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell International LLC
4.420% due 06/15/2021	$2,900	$3,047
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025	1,000	1,061
Diamond Resorts International, Inc.
7.750% due 09/01/2023	3,100	3,348
DISH DBS Corp.
4.250% due 04/01/2018	500	505
7.875% due 09/01/2019	2,400	2,628
Dynegy, Inc.
7.625% due 11/01/2024	400	417
8.000% due 01/15/2025	800	832
8.034% due 02/02/2024	734	731
Ecopetrol S.A.
4.250% due 09/18/2018	1,025	1,048
Endo Dac
5.875% due 10/15/2024	2,100	2,210
Grupo Kaltex S.A. de C.V.
8.875% due 04/11/2022	100	94
Imperial Brands Finance PLC
2.950% due 07/21/2020	600	609
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	1,050	1,036
JC Penney Corp., Inc.
5.875% due 07/01/2023	1,000	1,014
Kinetic Concepts, Inc.
12.500% due 11/01/2021	1,200	1,341
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	1,000	1,007
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	900	909
Park Aerospace Holdings Ltd.
5.500% due 02/15/2024	3,100	3,263
Penske Automotive Group, Inc.
3.750% due 08/15/2020	400	409
Pitney Bowes, Inc.
4.700% due 04/01/2023	300	294
Ply Gem Industries, Inc.
6.500% due 02/01/2022	1,300	1,365
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (a)	1,235	951
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	500	506
SFR Group S.A.
7.375% due 05/01/2026	450	487
SiTV LLC
10.375% due 07/01/2019	350	239
Studio City Co. Ltd.
7.250% due 11/30/2021	1,400	1,503
Tenet Healthcare Corp.
5.125% due 05/01/2025	200	198
Tesla, Inc.
5.300% due 08/15/2025	1,400	1,371
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	1,500	1,495
Triumph Group, Inc.
4.875% due 04/01/2021	400	395
5.250% due 06/01/2022	3,150	3,071
Vedanta Resources PLC
6.375% due 07/30/2022	900	938
Viking Cruises Ltd.
5.875% due 09/15/2027	400	402
West Street Merger Sub, Inc.
6.375% due 09/01/2025	200	200
Wrangler Buyer Corp.
6.000% due 10/01/2025	600	614
Xerox Corp.
3.625% due 03/15/2023	1,500	1,488

		65,417

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.0%
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	$400	$423
Covanta Holding Corp.
5.875% due 07/01/2025	600	592
Genesis Energy LP
6.750% due 08/01/2022	3,300	3,391
Millicom International Cellular S.A.
5.125% due 01/15/2028	200	203
Petrobras Global Finance BV
5.999% due 01/27/2028	350	350
6.125% due 01/17/2022	900	970
7.375% due 01/17/2027	1,900	2,096
8.375% due 12/10/2018	900	962
Sprint Capital Corp.
6.900% due 05/01/2019	1,000	1,069
Sprint Communications, Inc.
9.000% due 11/15/2018	223	240
Terraform Global Operating LLC
9.750% due 08/15/2022	1,500	1,672
TerraForm Power Operating LLC
6.375% due 02/01/2023	1,500	1,567

		13,535

Total Corporate Bonds & Notes (Cost $143,819)		147,857

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	285	274

Total Municipal Bonds & Notes (Cost $264)		274

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
7.931% due 11/25/2055 +~	392	226

Total U.S. Government Agencies (Cost $239)		226

U.S. TREASURY OBLIGATIONS 32.9%
U.S. Treasury Bonds
2.250% due 08/15/2046	2,626	2,308
2.500% due 02/15/2046	5,181	4,817
2.500% due 05/15/2046	4,051	3,762
2.875% due 11/15/2046	1,887	1,892
3.000% due 02/15/2047	1,878	1,931
3.000% due 05/15/2047	446	459
3.125% due 08/15/2044	4,200	4,429
U.S. Treasury Notes
1.125% due 06/30/2021	8,300	8,107
1.625% due 07/31/2020 (m)(o)	16,300	16,308
1.750% due 06/30/2022	9,400	9,330
1.750% due 09/30/2022 (o)	3,300	3,269
1.750% due 01/31/2023	9,700	9,580
1.875% due 07/31/2022	40,100	40,004
1.875% due 10/31/2022	10,100	10,063
2.125% due 06/30/2022	22,400	22,610
2.125% due 12/31/2022	9,800	9,869

Total U.S. Treasury Obligations (Cost $150,536)		148,738

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
3.203% (US0006M + 1.750%) due 11/25/2045 ^~	79	64
Banc of America Alternative Loan Trust
14.218% (US0001M + 16.940%) due 09/25/2035 ^~	1,009	1,228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
3.648% due 09/20/2047 ^~		$1,126	$1,015
7.000% due 10/25/2037 ^		302	200
BCAP LLC Trust
1.457% (US0001M + 0.220%) due 05/25/2047 ^~		397	343
1.734% (US0001M + 0.500%) due 05/26/2035 ~		30	29
Bear Stearns ALT-A Trust
3.247% due 04/25/2037 ~		620	564
Bear Stearns Asset-Backed Securities Trust
1.587% (US0001M + 0.350%) due 12/25/2035 ^~		600	412
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	182	215
Berica Residential MBS SRL
0.066% (EUR006M + 0.200%) due 03/31/2048 ~		115	135
Chase Mortgage Finance Trust
3.562% due 09/25/2036 ^~		$206	205
Citigroup Mortgage Loan Trust
6.000% due 11/25/2036		109	114
Countrywide Alternative Loan Trust
1.426% (US0001M + 0.190%) due 09/20/2046 ~		450	374
1.427% (US0001M + 0.190%) due 07/25/2046 ^~		345	288
1.427% (US0001M + 0.190%) due 09/25/2046 ^~		825	739
1.537% (US0001M + 0.300%) due 06/25/2035 ^~		746	612
1.547% (US0001M + 0.310%) due 11/25/2035 ~		217	199
1.637% (US0001M + 0.400%) due 04/25/2035 ^~		638	571
2.537% (US0001M + 1.300%) due 10/25/2035 ^~		365	322
5.750% due 07/25/2035 ^		209	191
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		468	411
6.000% due 05/25/2037 ^		1,140	867
Countrywide Home Loan Mortgage Pass-Through Trust
3.552% due 09/25/2037 ^~		945	917
5.750% due 07/25/2037 ^		223	209
6.000% due 10/25/2034		16	16
Credit Suisse Mortgage Capital Certificates
2.864% due 12/29/2037 ~		7,410	6,146
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,071	942
Deutsche ALT-A Securities, Inc.
1.337% (US0001M + 0.100%) due 08/25/2037 ^~		1,239	1,089
1.387% (US0001M + 0.150%) due 02/25/2047 ~		3,700	3,207
First Horizon Alternative Mortgage Securities Trust
3.005% due 08/25/2035 ^~		243	220
6.000% due 05/25/2036 ^		13	10
Impac Secured Assets Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~		1,523	1,343
IndyMac Mortgage Loan Trust
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~		500	355
3.235% due 11/25/2035 ^~		590	519
3.673% due 05/25/2037 ^~		326	289
6.250% due 11/25/2037 ^		390	324
JPMorgan Alternative Loan Trust
3.117% due 11/25/2036 ^~		535	544
MASTR Adjustable Rate Mortgages Trust
5.006% due 11/25/2034 ~		385	390
Merrill Lynch Alternative Note Asset Trust
1.347% (US0001M + 0.110%) due 03/25/2037 ~		2,601	1,278
Morgan Stanley Mortgage Loan Trust
3.561% due 11/25/2037 ~		597	564

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
1.587% (US0001M + 0.350%) due 08/25/2035 ^~	$1,088	$894
3.874% due 07/25/2035 ~	76	73
4.313% due 12/26/2034 ^~	582	476
4.556% due 09/25/2035 ^~	53	47
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	40	39
Structured Asset Securities Corp. Trust
1.587% (US0001M + 0.350%) due 02/25/2035 ~	208	202
WaMu Mortgage Pass-Through Certificates Trust
1.822% (COF 11 + 1.250%) due 07/25/2047 ^~	127	106
2.819% due 12/25/2036 ^~	259	249

Total Non-Agency Mortgage-Backed Securities (Cost $25,214)		29,546

ASSET-BACKED SECURITIES 6.2%
ACE Securities Corp. Home Equity Loan Trust
1.787% (US0001M + 0.550%) due 12/25/2045 ^~	1,000	727
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.467% (US0001M + 0.230%) due 01/25/2036 ~	653	611
Asset-Backed Funding Certificates Trust
2.237% (US0001M + 1.000%) due 06/25/2037 ~	523	416
2.287% (US0001M + 1.050%) due 03/25/2034 ~	1,236	1,154
Bear Stearns Asset-Backed Securities Trust
1.407% (US0001M + 0.170%) due 05/25/2036 ^~	1,477	1,549
3.037% (US0001M + 1.800%) due 07/25/2034 ~	849	817
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	1,525	1,019
Countrywide Asset-Backed Certificates
3.637% (US0001M + 2.400%) due 01/25/2034 ^~	571	476
Credit-Based Asset Servicing and Securitization LLC
1.807% (LIBOR01M + 0.570%) due 07/25/2036 ~	1,469	1,454
GSAMP Trust
1.357% (US0001M + 0.120%) due 12/25/2036 ~	590	323
1.467% (US0001M + 0.230%) due 12/25/2046 ~	549	350
HSI Asset Securitization Corp. Trust
1.627% (US0001M + 0.390%) due 11/25/2035 ~	1,600	1,533
Long Beach Mortgage Loan Trust
4.012% (US0001M + 2.775%) due 07/25/2033 ~	1,163	1,158
MASTR Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 08/25/2036 ~	706	393
1.387% (US0001M + 0.150%) due 08/25/2036 ~	1,597	895
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~	4,609	2,637
1.387% (US0001M + 0.150%) due 06/25/2036 ~	816	746
1.387% (US0001M + 0.150%) due 10/25/2036 ~	2,378	1,586
1.387% (US0001M + 0.150%) due 12/25/2036 ~	140	93
1.467% (US0001M + 0.230%) due 09/25/2036 ~	993	632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		$1,501	$860
New Century Home Equity Loan Trust
4.237% (US0001M + 3.000%) due 01/25/2033 ^~		153	143
People’s Financial Realty Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~		4,279	1,879
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^		2,110	1,083
Residential Asset Mortgage Products Trust
1.464% (LIBOR01M + 0.230%) due 12/25/2035 ~		1,786	1,416
Residential Asset Securities Corp. Trust
2.117% (US0001M + 0.880%) due 08/25/2034 ~		442	362
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 03/25/2036 ~		1,716	1,293
1.487% (US0001M + 0.250%) due 05/25/2036 ~		1,099	679
SG Mortgage Securities Trust
1.417% (US0001M + 0.180%) due 02/25/2036 ~		1,452	987
Structured Asset Investment Loan Trust
2.362% (US0001M + 1.125%) due 01/25/2035 ~		1,024	637
2.617% (US0001M + 1.380%) due 04/25/2033 ~		35	31
2.812% (US0001M + 1.575%) due 01/25/2035 ~		1,102	213
2.962% (US0001M + 1.725%) due 01/25/2035 ^~		1,435	79

Total Asset-Backed Securities (Cost $25,057)			28,231

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	17,900	1,095
Ukraine Government International Bond
7.375% due 09/25/2032		$900	879

Total Sovereign Issues (Cost $1,952)			1,974

		SHARES
COMMON STOCKS 1.0%

CONSUMER DISCRETIONARY 0.4%
Comcast Corp. ‘A’ (k)		5,050	194
MGM Resorts International (k)		15,756	513
TAL Education Group ADR		6,810	230
Walt Disney Co. (k)		3,594	354
Wynn Macau Ltd.		83,844	226
Wynn Resorts Ltd. (k)		1,583	236

			1,753

FINANCIALS 0.2%
Ally Financial, Inc. (k)		11,600	281
Bank Central Asia Tbk PT		154,500	233
CITIC Securities Co. Ltd. ‘H’		181,500	399

			913

HEALTH CARE 0.1%
Pfizer, Inc. (k)		10,502	375

		SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%
Ply Gem Holdings, Inc. (c)(k)		13,350	$228
USG Corp. (c)(k)		3,200	104

			332

INFORMATION TECHNOLOGY 0.0%
Tencent Holdings Ltd.		5,200	224

TELECOMMUNICATION SERVICES 0.2%
AT&T, Inc. (k)		10,930	428
Verizon Communications, Inc.		9,120	452

			880

Total Common Stocks (Cost $4,177)			4,477

WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		34,977	8

Total Warrants (Cost $92)			8

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Vici Properties LLC
0.000% due 10/04/2035 (h)		1,394	29

Total Preferred Securities (Cost $23)			29

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (i) 0.2%
			936

NIGERIA TREASURY BILLS 0.0%
12.672% due 04/05/2018 - 08/09/2018 (d)(e)	NGN	54,000	133

Total Short-Term Instruments (Cost $1,068)			1,069

Total Investments in Securities (Cost $425,804)			436,333

		SHARES
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III		2,940,045	29,062

Total Short-Term Instruments (Cost $29,064)			29,062

Total Investments in Affiliates (Cost $29,064)			29,062

Total Investments 102.9% (Cost $454,868)			$465,395

Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $(441))			600

Other Assets and Liabilities, net (3.0)%			(13,846)

Net Assets 100.0%			$452,149

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,857	$1,901	0.42%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,218	0.71
Vici Properties LLC	0.000	10/04/2035	09/27/2017	1,394	29	0.01

				$6,251	$5,148	1.140%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$936	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(958)	$936	$936

Total Repurchase Agreements						$(958)	$936	$936

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	06/06/2017	TBD	(3)	$(1,198)	$(1,197)

Total Reverse Repurchase Agreements						$(1,197)

SHORT SALES:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Common Stocks (0.1)%
	Consumer Discretionary (0.1)%
GSC	JD.com, Inc. ADR	5,360	$(211)	$(205)
	Tesla, Inc.	670	(202)	(228)

Total Short Sales (0.1)%			$(413)	$(433)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(1,197)	$0	$0	$(1,197)	$1,318	$121
FICC	936	0	0	0	936	(958)	(22)

Prime Brokerage Agreement
GSC	$0	$0	$0	$(433)	$(433)	$480	$47

Total Borrowings and Other Financing Transactions	$936	$(1,197)	$0	$(433)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,197)	$(1,197)

Total Borrowings	$0	$0	$0	$(1,197)	$(1,197)

Payable for reverse repurchase agreements					$(1,197)

(j)	Securities with an aggregate market value of $1,318 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(k)	Securities with an aggregate market value of $2,119 and cash of $413 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,551) at a weighted average interest rate of 0.388%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	214	$535	$22	$12

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - EUREX EURO STOXX 50	3,600.000	12/20/2019	250	EUR 3	$743	$694

Total Purchased Options					$765	$706

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	214	$535	$(25)	$(4)

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50	2,300.000	12/20/2019	250	EUR 3	$(826)	$(197)

Total Written Options					$(851)	$(201)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	246	AUD	24,514	$(419)	$38	$(145)
Hang Seng China Enterprises Index October Futures	10/2017	12	HKD	838	(1)	6	(14)
U.S. Treasury 10-Year Note December Futures	12/2017	625	$	78,320	(791)	0	(146)

					$(1,211)	$44	$(305)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	124	$	(30,363)	$66	$13	$0
90-Day Eurodollar March Futures	03/2019	107		(26,239)	(80)	9	0
90-Day Eurodollar September Futures	09/2019	159		(38,957)	97	16	0
E-mini S&P 500 Index December Futures	12/2017	30		(3,774)	(69)	0	(13)
Euro STOXX 50 December Futures	12/2017	65	EUR	(2,747)	(60)	0	(23)

					$(46)	$38	$(36)

Total Futures Contracts					$(1,257)	$82	$(341)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
ArcelorMittal	5.000%	Quarterly	12/20/2021	1.388%	EUR	1,600	$(173)	$(114)	$(287)	$0	$0
Best Buy Co., Inc.	5.000	Quarterly	12/20/2021	0.852	$	1,800	(270)	(35)	(305)	0	(1)
Darden Restaurants, Inc.	1.000	Quarterly	06/20/2021	0.317		2,950	(39)	(35)	(74)	0	0
EI du Pont de Nemours & Co.	1.000	Quarterly	12/20/2020	0.160		2,500	(61)	(6)	(67)	0	(1)
Halliburton Co.	1.000	Quarterly	06/20/2021	0.335		3,050	(30)	(45)	(75)	1	0
PulteGroup, Inc.	5.000	Quarterly	12/20/2022	1.049		2,050	(382)	(19)	(401)	0	(2)
Vodafone Group PLC	1.000	Quarterly	06/20/2022	0.542	EUR	2,650	(20)	(49)	(69)	0	0

							$(975)	$(303)	$(1,278)	$1	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AK Steel Corp.	5.000%	Quarterly	06/20/2022	3.603%	$600	$10	$25	$35	$1	$0
JC Penney Corp., Inc.	5.000	Quarterly	06/20/2020	7.163	1,000	16	(66)	(50)	0	(12)
Rite Aid Corp.	5.000	Quarterly	06/20/2022	6.243	2,000	42	(136)	(94)	0	(22)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2017	0.175	2,450	108	(77)	31	1	0
SuperValu, Inc.	5.000	Quarterly	06/20/2022	6.043	2,100	(63)	(20)	(83)	0	(13)

						$113	$(274)	$(161)	$2	$(47)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 26 5-Year Index	1.000%	Quarterly	12/20/2021	EUR	29,693	$(551)	$(326)	$(877)	$0	$(16)
iTraxx Europe Main 28 5-Year Index	1.000	Quarterly	12/20/2022		25,700	(681)	(9)	(690)	0	(16)

						$(1,232)	$(335)	$(1,567)	$0	$(32)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$2,500	$(104)	$4	$(100)	$1	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	20,200	1,424	160	1,584	47	0

					$1,320	$164	$1,484	$48	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.973%	Maturity	01/02/2025	BRL	1,900	$0	$9	$9	$1	$0
Pay	1-Year BRL-CDI	10.020	Maturity	01/02/2025		5,200	0	27	27	2	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/02/2025		5,600	0	35	35	3	0
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		7,900	20	47	67	4	0
Receive(6)	3-Month USD-LIBOR	2.910	Semi-Annual	08/20/2019	$	41,500	(150)	(262)	(412)	17	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		87,500	(403)	(513)	(916)	50	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		25,600	588	(273)	315	25	0
Receive	3-Month USD-LIBOR	2.335	Semi-Annual	08/24/2025		4,900	(17)	(32)	(49)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		6,100	52	(99)	(47)	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		56,900	(682)	2,856	2,174	107	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		700	61	(15)	46	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		4,400	181	(146)	35	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		8,000	766	(261)	505	0	(14)
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	4,200	(26)	34	8	1	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	8,700	80	(188)	(108)	12	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,600	(271)	127	(144)	0	(36)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,100	1	0	1	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		500,000	(12)	6	(6)	6	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		840,000	(26)	(13)	(39)	5	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.630	Lunar	07/07/2021	MXN	100,300	(312)	84	(228)	0	(10)
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		3,900	10	(18)	(8)	0	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		21,700	0	(62)	(62)	0	(2)
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		19,300	0	(56)	(56)	0	(2)
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		1,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		1,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		70,800	178	11	189	0	(9)
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		9,000	1	(2)	(1)	0	(2)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		9,000	0	(2)	(2)	0	(2)

							$39	$1,287	$1,326	$255	$(85)

Total Swap Agreements							$(735)	$539	$(196)	$306	$(168)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$706	$82	$306	$1,094	$(201)	$(341)	$(168)	$(710)

(m)	Securities with an aggregate market value of $8,831 and cash of $2,287 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	BRL	4,196		$1,340	$16	$0
	10/2017		$1,324	BRL	4,196	0	0
	10/2017		4,938	EUR	4,212	40	0
	11/2017	EUR	4,212		$4,946	0	(40)
	11/2017		$1,335	BRL	4,196	0	(16)
	11/2017		1,039	TRY	3,783	9	0
BPS	10/2017	JPY	14,600		$134	4	0
CBK	10/2017		468,252		4,151	0	(10)
	10/2017		$427	ZAR	5,603	0	(13)
	11/2017		4,157	JPY	468,252	10	0
	12/2017		1,930	INR	127,183	2	0
DUB	10/2017	BRL	4,196		$1,324	0	0
	10/2017		$1,323	BRL	4,196	2	0
FBF	12/2017		7,598	CNH	52,482	273	0
GLM	10/2017	GBP	2,510		$3,257	0	(106)
	10/2017		$1,104	IDR	14,813,614	0	(5)
	10/2017		4,400	JPY	482,852	0	(109)
	10/2017		988	PEN	3,228	0	0
	10/2017		1,959	RUB	114,844	26	0
	12/2017	CNH	52,569		$7,244	0	(640)
	12/2017	SGD	7,113		5,226	0	(22)
HUS	10/2017	EUR	369		444	7	0
	12/2017	HKD	1,097		141	0	0
	12/2017		$4,655	CNH	31,340	45	0
	04/2018	NGN	16,397		$44	0	0
JPM	10/2017	AUD	3,317		2,628	26	0
	10/2017	EUR	3,843		4,642	100	0
	10/2017	NZD	465		332	0	(3)
	10/2017		$238	IDR	3,232,300	2	0
	08/2018	NGN	18,000		$46	0	0
NGF	12/2017		$1,080	MXN	19,575	0	(18)
SCX	10/2017		352	IDR	4,764,780	2	0
	12/2017	MXN	9,419		$524	13	0
	07/2018	NGN	16,816		44	0	0
SOG	12/2017	KRW	6,185,802		5,468	63	0
UAG	12/2017	CNH	59,061		8,110	0	(748)
	12/2017	HKD	6,495		832	0	(1)

Total Forward Foreign Currency Contracts						$640	$(1,731)

PURCHASED OPTIONS:

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50	3,631.000	12/20/2019	EUR	262	$913	$701

Total Purchased Options						$913	$701

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-28 5-Year	Sell	0.800%	11/15/2017	$700	$(1)	$0
CBK	Put - OTC CDX.IG-28 5-Year	Sell	0.800	11/15/2017	1,000	(1)	0

						$(2)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC USD versus ZAR	ZAR	14.000	11/01/2017	$	800	$(5)	$(5)
SOG	Call - OTC USD versus ZAR		13.750	10/24/2017		1,200	(8)	(12)

							$(13)	$(17)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50	2,300.000	12/20/2019	EUR	262	$(913)	$(206)

Total Written Options						$(928)	$(223)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Toshiba Corp.	1.000%	Quarterly	12/20/2017	3.889%	JPY	70,000	$(23)	$19	$0	$(4)
BPS	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.695	$	2,200	(110)	44	0	(66)
BRC	Toshiba Corp.	1.000	Quarterly	12/20/2017	3.889	JPY	10,000	(3)	2	0	(1)
CBK	Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.506	EUR	500	(45)	46	1	0
	Toshiba Corp.	1.000	Quarterly	12/20/2017	3.889	JPY	10,000	(4)	3	0	(1)
DUB	Toshiba Corp.	1.000	Quarterly	12/20/2017	3.889		10,000	(3)	2	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654	$	3,300	331	10	341	0
HUS	Russia Government International Bond	1.000	Quarterly	06/20/2022	1.280		2,200	(78)	52	0	(26)
JPM	Toshiba Corp.	1.000	Quarterly	12/20/2017	3.889	JPY	10,000	(4)	3	0	(1)

								$61	$181	$342	$(100)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$ 4,300	$424	$262	$686	$0
GST	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	900	(90)	(9)	0	(99)

						$334	$253	$686	$(99)

Total Swap Agreements						$395	$434	$1,028	$(199)

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$65	$0	$0	$65	$(56)	$0	$(4)	$(60)	$5	$0	$5
BPS	4	0	0	4	0	0	(66)	(66)	(62)	0	(62)
BRC	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
CBK	12	0	687	699	(23)	0	(1)	(24)	675	(790)	(115)
DUB	2	701	0	703	0	(206)	(1)	(207)	496	(290)	206
FBF	273	0	0	273	0	0	0	0	273	(280)	(7)
GLM	26	0	0	26	(882)	0	0	(882)	(856)	924	68
GST	0	0	341	341	0	0	(99)	(99)	242	0	242
HUS	52	0	0	52	0	0	(26)	(26)	26	0	26
JPM	128	0	0	128	(3)	(5)	(1)	(9)	119	(260)	(141)
NGF	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
SCX	15	0	0	15	0	0	0	0	15	0	15
SOG	63	0	0	63	0	(12)	0	(12)	51	0	51
UAG	0	0	0	0	(749)	0	0	(749)	(749)	773	24

Total Over the Counter	$640	$701	$1,028	$2,369	$(1,731)	$(223)	$(199)	$(2,153)

(o)	Securities with an aggregate market value of $1,697 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$694	$0	$12	$706
Futures	0	0	6	0	76	82
Swap Agreements	0	52	0	0	254	306

	$0	$52	$700	$0	$342	$1,094

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$640	$0	$640
Purchased Options	0	0	701	0	0	701
Swap Agreements	0	1,028	0	0	0	1,028

	$0	$1,028	$701	$640	$0	$2,369

	$0	$1,080	$1,401	$640	$342	$3,463

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$197	$0	$4	$201
Futures	0	0	50	0	291	341
Swap Agreements	0	83	0	0	85	168

	$0	$83	$247	$0	$380	$710

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,731	$0	$1,731
Written Options	0	0	206	17	0	223
Swap Agreements	0	199	0	0	0	199

	$0	$199	$206	$1,748	$0	$2,153

	$0	$282	$453	$1,748	$380	$2,863

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$13	$0	$0	$13
Written Options	0	0	0	0	74	74
Futures	0	0	101	0	2,556	2,657
Swap Agreements	0	67	0	0	1,736	1,803

	$0	$67	$114	$0	$4,366	$4,547

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(504)	$0	$(504)
Written Options	0	43	0	0	87	130
Swap Agreements	0	1,065	0	0	124	1,189

	$0	$1,108	$0	$(504)	$211	$815

	$0	$1,175	$114	$(504)	$4,577	$5,362

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$82	$0	$(10)	$72
Written Options	0	0	99	0	21	120
Futures	0	0	(203)	0	(2,011)	(2,214)
Swap Agreements	0	(714)	0	0	(2,740)	(3,454)

	$0	$(714)	$(22)	$0	$(4,740)	$(5,476)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(705)	$0	$(705)
Purchased Options	0	0	51	0	0	51
Written Options	0	(16)	104	(3)	0	85
Swap Agreements	0	(502)	0	0	(41)	(543)

	$0	$(518)	$155	$(708)	$(41)	$(1,112)

	$0	$(1,232)	$133	$(708)	$(4,781)	$(6,588)

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$62,087	$11,817	$73,904
Corporate Bonds & Notes
Banking & Finance	0	61,394	7,511	68,905
Industrials	0	65,417	0	65,417
Utilities	0	13,535	0	13,535
Municipal Bonds & Notes
New York	0	274	0	274
U.S. Government Agencies	0	0	226	226
U.S. Treasury Obligations	0	148,738	0	148,738
Non-Agency Mortgage-Backed Securities	0	29,546	0	29,546
Asset-Backed Securities	0	28,231	0	28,231
Sovereign Issues	0	1,974	0	1,974
Common Stocks
Consumer Discretionary	1,753	0	0	1,753
Financials	913	0	0	913
Health Care	375	0	0	375
Industrials	332	0	0	332
Information Technology	224	0	0	224
Telecommunication Services	880	0	0	880
Warrants
Utilities	8	0	0	8
Preferred Securities
Banking & Finance	0	0	29	29
Short-Term Instruments
Repurchase Agreements	0	936	0	936
Nigeria Treasury Bills	0	133	0	133

	$4,485	$412,265	$19,583	$436,333

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,062	$0	$0	$29,062

Total Investments	$33,547	$412,265	$19,583	$465,395

Short Sales, at Value - Liabilities
Common Stocks	$(433)	$0	$0	$(433)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	94	1,000	0	1,094
Over the counter	0	2,369	0	2,369

	$94	$3,369	$0	$3,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(345)	(365)	0	(710)
Over the counter	0	(2,153)	0	(2,153)

	$(345)	$(2,518)	$0	$(2,863)

Total Financial Derivative Instruments	$(251)	$851	$0	$600

Totals	$32,863	$413,116	$19,583	$465,562

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$11,583	$5,982	$(6,989)	$2	$0	$94	$1,645	$(500)	$11,817	$97
Corporate Bonds & Notes
Banking & Finance	7,032	196	0	18	0	265	0	0	7,511	266
U.S. Government Agencies	222	0	(2)	3	1	2	0	0	226	2
Preferred Securities
Banking & Finance	0	29	0	18	0	265	0	0	29	0

Totals	$18,837	$6,207	$(6,991)	$23	$1	$361	$1,645	$(500)	$19,583	$365

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

September 30, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,217	Proxy Pricing	Base Price	101.750-102.500
	8,600	Third Party Vendor	Broker Quote	96.750-100.375
Corporate Bonds & Notes
Banking & Finance	195	Proxy Pricing	Base Price	85.153
	4,098	Reference Instrument	Spread movement	275.000 bps
	3,218	Reference Instrument	OAS Spread	550.040 bps
U.S. Government Agencies	226	Proxy Pricing	Base Price	57.484
Preferred Securities
Banking & Finance	29	Proxy Pricing	Base Price	$ 20.833

Total	$19,583

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Diversified Income Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.6%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$300	$300
Albany Molecular Research, Inc.
4.583% (LIBOR03M + 3.250%) due 08/30/2024 ~		100	100
Almonde, Inc.
4.817% (LIBOR03M + 3.500%) due 06/13/2024 ~		200	201
Avantor Performance Materials Holdings LLC
TBD% due 06/30/2018		14,000	13,965
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020 ~		394	396
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~		1,293	1,297
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		1,700	1,700
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024 ~		99	100
Caesars Entertainment Operating Co.
TBD% due 03/31/2024		400	401
CenturyLink, Inc.
2.750% due 01/31/2025 ~		3,000	2,913
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020 ~		97	97
3.240% (LIBOR03M + 2.000%) due 01/15/2022 ~		1,379	1,385
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		4,433	4,456
CityCenter Holdings LLC
3.735% (LIBOR03M + 2.500%) due 04/18/2024 ~		399	401
Clover Merger Sub, Inc.
1.000% due 09/26/2024		267	265
Community Health Systems, Inc.
4.067% (LIBOR03M + 2.750%) due 12/31/2019 ~		$1,021	1,018
4.317% (LIBOR03M + 3.000%) due 01/27/2021 ~		1,891	1,884
Cortes NP Acquisition Corp.
5.239% (LIBOR03M + 4.000%) due 11/30/2023 ~		484	487
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~		200	201
Diamond BV
TBD% due 09/06/2024	EUR	400	473
TBD% (LIBOR03M + 3.000%) due 09/06/2024 ~		$300	300
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023 ~		1,485	1,495
Diaverum Holding SARL
3.250% due 05/31/2024 ♦	EUR	1,000	1,180
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		$1,917	1,939
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		8,330	8,379
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		52,338	52,644
Flying Fortress, Inc.
3.333% (LIBOR03M + 2.000%) due 10/30/2022 ~		100	101
Gardner Denver, Inc.
4.083% (LIBOR03M + 2.750%) due 07/30/2024 ~		5,018	5,028

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gartner, Inc.
3.235% (LIBOR03M + 2.000%) due 04/05/2024 +~		$131	$132
Gates Global LLC
4.583% (LIBOR03M + 3.250%) due 04/01/2024 ~		1,950	1,960
Golden Entertainment, Inc.
TBD% due 08/15/2024 +		400	399
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		196	197
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~		3,332	3,349
Ineos Finance PLC
3.250% due 04/01/2024 ♦	EUR	695	826
Intelsat Jackson Holdings S.A.
4.071% (LIBOR03M + 2.750%) due 06/30/2019 ~		$3,771	3,764
Kinetic Concepts, Inc.
4.583% (LIBOR03M + 3.250%) due 02/02/2024 ~		299	298
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022 ♦	EUR	350	409
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~		$3,198	3,214
Lightstone Generation LLC
5.735% (LIBOR03M + 4.500%) due 01/30/2024 ~		3,000	2,995
MA FinanceCo. LLC
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~		112	112
McAfee LLC
TBD% due 09/21/2024		300	302
TBD% due 09/21/2025		100	100
MH Sub LLC
TBD% due 08/15/2025		300	299
4.820% (LIBOR03M + 3.500%) due 09/13/2024 ~		4,030	4,014
Multi Color Corp.
TBD% due 09/20/2024		100	101
Nature’s Bounty Co.
TBD% due 09/26/2024		103	102
Nielsen Finance LLC
3.235% (LIBOR03M + 2.000%) due 10/04/2023 ~		568	569
OGX
TBD% due 04/10/2049 ^+~(d)		1,281	181
Parexel International Corp.
TBD% due 08/07/2024		360	363
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		1,300	1,277
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~		339	340
Rise Ltd.
4.750% due 01/31/2021 +~(i)		4,751	4,838
RPI Finance Trust
3.333% (LIBOR03M + 2.000%) due 03/27/2023 ~		539	541
Seattle Spinco, Inc.
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~		778	779
Sequa Mezzanine Holdings LLC
10.314% (LIBOR03M + 9.000%) due 04/28/2022 ~		100	102
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024 ~		14,527	14,567

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Techem GmbH
TBD% due 07/31/2024	EUR	1,200	$1,429
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		$1,346	1,351
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		5,859	5,878
Tronox Blocked Borrower LLC
TBD% due 09/22/2024		30	30
Tronox Finance LLC
TBD% due 09/22/2024		70	70
UPC Financing Partnership
3.984% (LIBOR03M + 2.750%) due 04/15/2025 ~		1,000	1,005
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~		4,157	4,236
VFH Parent LLC
5.061% (LIBOR03M + 3.750%) due 12/30/2021 ~		165	167
Xella International GmbH
4.000% due 02/02/2024 ♦	EUR	800	950

Total Loan Participations and Assignments (Cost $163,403)			164,352

CORPORATE BONDS & NOTES 38.2%

BANKING & FINANCE 17.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$2,590	2,651
4.625% due 10/30/2020		4,355	4,637
5.000% due 10/01/2021		1,300	1,404
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	123	158
Ally Financial, Inc.
3.250% due 02/13/2018		$7,740	7,801
3.500% due 01/27/2019		1,989	2,024
3.600% due 05/21/2018		6,450	6,508
3.750% due 11/18/2019		380	389
4.125% due 03/30/2020		4,590	4,739
4.750% due 09/10/2018		80	82
6.250% due 12/01/2017		130	131
8.000% due 12/31/2018		70	75
8.000% due 11/01/2031		5,315	6,882
American International Group, Inc.
6.250% due 05/01/2036		5,600	7,209
American Tower Corp.
3.300% due 02/15/2021		100	103
Banco Bilbao Vizcaya Argentaria S.A.
6.750% (EUSA5 + 6.604%) due 02/18/2020 ~(h)	EUR	400	499
8.875% (EUSA5 + 9.177%) due 04/14/2021 ~(h)		200	275
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,300	5,681
9.000% due 06/18/2024 ♦(h)		1,204	1,296
Banistmo S.A.
3.650% due 09/19/2022		400	401
Banque PSA Finance S.A.
5.750% due 04/04/2021		1,447	1,572
Barclays Bank PLC
7.625% due 11/21/2022		18,617	21,421
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(h)	GBP	5,400	8,571
Barclays PLC
3.125% due 01/17/2024		3,100	4,307
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(h)	EUR	1,250	1,555
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(h)		$200	212
Blackstone CQP Holdco LP
6.000% due 08/18/2021		1,800	1,769
6.500% due 03/20/2021		10,460	10,617

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BOC Aviation Ltd.
2.375% due 09/15/2021		$200	$197
BPCE S.A.
12.500% due 09/30/2019 ♦(h)	EUR	100	146
BRFkredit A/S
1.000% due 01/01/2018	DKK	2,000	319
1.000% due 04/01/2018		2,430	389
1.000% due 10/01/2018		7,960	1,283
2.000% due 04/01/2018		1,380	222
4.000% due 01/01/2018		4,140	665
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$500	492
4.700% due 06/22/2047		514	504
Brighthouse Holdings LLC
6.500% due 07/27/2037 (h)		400	427
Brookfield Finance, Inc.
4.700% due 09/20/2047		300	303
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	13,269
CIT Group, Inc.
3.875% due 02/19/2019		4,080	4,167
5.000% due 08/15/2022		932	1,011
5.000% due 08/01/2023		1,285	1,388
5.375% due 05/15/2020		1,390	1,496
5.500% due 02/15/2019		869	910
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	2,400	3,969
Cooperatieve Rabobank UA
11.000% (US0003M + 10.868%) due 07/27/2037 ~(h)		$6,814	7,725
Credit Agricole S.A.
7.500% (BPSW5 + 4.535%) due 06/23/2026 ~(h)	GBP	200	307
7.875% (USSW5 + 4.898%) due 01/23/2024 ~(h)		$800	896
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		2,600	2,738
8.375% (US0003M + 6.982%) due 10/13/2019 ~(h)		6,430	7,153
Credit Suisse AG
6.500% due 08/08/2023		11,600	13,138
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		250	259
Crown Castle International Corp.
3.200% due 09/01/2024		334	333
3.650% due 09/01/2027		1,464	1,466
4.000% due 03/01/2027		199	204
CyrusOne LP
5.000% due 03/15/2024		60	63
Deutsche Bank AG
3.219% (US0003M + 1.910%) due 05/10/2019 ~		140	143
4.250% due 10/14/2021		24,800	26,008
Doctors Co.
6.500% due 10/15/2023		10,425	11,742
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		12,387	12,884
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	138
3.800% due 08/24/2027		106	107
Emerald Bay S.A.
0.000% due 10/31/2020 +~	EUR	1,150	1,162
5.000% due 10/31/2020 +~		5,308	5,347
5.000% due 06/23/2022 +~		2,574	2,590
ERP Operating LP
3.250% due 08/01/2027		$138	139
4.000% due 08/01/2047		78	78
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,200	1,254
General Motors Financial Co., Inc.
2.400% due 05/09/2019		100	101
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,100	1,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^(d)		$1,332	$60
Host Hotels & Resorts LP
3.875% due 04/01/2024		560	573
Howard Hughes Corp.
5.375% due 03/15/2025		950	971
HSBC Holdings PLC
3.262% (US0003M + 1.055%) due 03/13/2023 ~		1,130	1,154
4.041% (US0003M + 1.546%) due 03/13/2028 ~		1,020	1,066
6.000% (EUSA5 + 5.338%) due 09/29/2023 ~(h)	EUR	2,600	3,472
Hudson Pacific Properties LP
3.950% due 11/01/2027 (b)		$200	200
International Lease Finance Corp.
4.625% due 04/15/2021		150	160
5.875% due 04/01/2019		6,490	6,838
6.250% due 05/15/2019		300	319
8.250% due 12/15/2020		980	1,147
8.625% due 01/15/2022		100	123
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	14,187
Jefferies Finance LLC
7.250% due 08/15/2024		600	603
7.375% due 04/01/2020		1,140	1,180
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		200	204
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	200	277
KSA Sukuk Ltd.
2.894% due 04/20/2022		$4,600	4,628
3.628% due 04/20/2027		2,900	2,964
Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	316
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		$200	221
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(h)		7,600	10,302
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(h)	GBP	400	559
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(h)		400	601
Nationwide Building Society
10.250% ~(h)		7	1,463
Navient Corp.
4.875% due 06/17/2019		$1,460	1,515
5.500% due 01/15/2019		1,228	1,272
5.875% due 03/25/2021		4,175	4,410
7.250% due 01/25/2022		40	44
8.000% due 03/25/2020		18,055	19,951
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	600	96
2.000% due 01/01/2018		2,430	389
2.000% due 04/01/2018		900	145
Nykredit Realkredit A/S
1.000% due 01/01/2018		2,800	446
1.000% due 04/01/2018		30,050	4,809
1.000% due 07/01/2018		3,990	641
2.000% due 01/01/2018		8,000	1,278
2.000% due 04/01/2018		28,210	4,536
2.000% due 07/01/2018		1,380	223
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	711
4.950% due 04/01/2024		1,900	1,994
OneMain Financial Holdings LLC
6.750% due 12/15/2019		14,967	15,566
7.250% due 12/15/2021		1,555	1,627
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		240	244
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (g)		640	634

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prologis LP
2.250% due 06/30/2029	GBP	300	$386
Provident Funding Associates LP
6.375% due 06/15/2025		$187	197
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	8,200	1,307
1.000% due 04/01/2018		96,730	15,480
2.000% due 01/01/2018		7,620	1,217
2.000% due 04/01/2018		40,900	6,577
Rio Oil Finance Trust
9.250% due 07/06/2024		$12,937	13,511
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	8,882
2.785% (US0003M + 1.470%) due 05/15/2023 ~		$2,578	2,599
3.498% (US0003M + 1.480%) due 05/15/2023 ~		1,858	1,871
7.648% (US0003M + 2.500%) due 09/30/2031 ~(h)		1,850	2,360
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(h)		6,870	7,626
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(h)		5,500	6,112
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,125	2,601
Santander Holdings USA, Inc.
3.700% due 03/28/2022		$5,000	5,098
Santander UK Group Holdings PLC
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(h)	GBP	4,050	5,902
Santander UK PLC
5.000% due 11/07/2023		$1,700	1,841
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,050	17,385
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,694
SLM Corp.
5.125% due 04/05/2022		1,670	1,720
Springleaf Finance Corp.
5.250% due 12/15/2019		4,950	5,165
6.000% due 06/01/2020		100	106
6.125% due 05/15/2022		3,801	4,035
6.900% due 12/15/2017		200	202
8.250% due 12/15/2020		1,365	1,546
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	3,047	4,311
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	98	143
5.801% due 10/13/2040		206	313
6.052% due 10/13/2039		8,023	12,327
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		$900	914
5.125% due 05/15/2024		200	214
7.625% due 08/17/2022		19,500	23,034
VEREIT Operating Partnership LP
3.950% due 08/15/2027		198	198
Washington Prime Group LP
5.950% due 08/15/2024		2,580	2,635
Woori Bank
2.875% due 10/02/2018		200	201

			514,028

INDUSTRIALS 15.0%
Adecoagro S.A.
6.000% due 09/21/2027		700	700
Air Canada Pass-Through Trust
3.600% due 09/15/2028		684	701
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (b)		500	499
3.550% due 10/01/2027 (b)		600	597
Alliance Data Systems Corp.
4.500% due 03/15/2022	EUR	3,250	3,996

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ALROSA Finance S.A.
7.750% due 11/03/2020		$13,400	$15,142
Altice Financing S.A.
7.500% due 05/15/2026		9,000	9,922
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	18,600	23,396
7.750% due 05/15/2022		$2,600	2,762
Amazon.com, Inc.
2.800% due 08/22/2024		260	261
3.150% due 08/22/2027		740	744
3.875% due 08/22/2037		780	791
4.050% due 08/22/2047		1,710	1,736
4.250% due 08/22/2057		880	907
American Airlines Pass Through Trust
3.350% due 04/15/2031		250	254
3.600% due 04/15/2031		180	183
3.650% due 02/15/2029		300	310
4.375% due 04/01/2024		592	611
Arrow Electronics, Inc.
3.250% due 09/08/2024		300	297
AutoNation, Inc.
3.350% due 01/15/2021		130	133
5.500% due 02/01/2020		80	85
6.750% due 04/15/2018		150	154
Avon Products, Inc.
6.500% due 03/01/2019		248	255
6.600% due 03/15/2020		84	85
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		430	431
2.195% (US0003M + 0.880%) due 08/15/2022 ~		430	432
2.764% due 08/15/2022		430	433
3.222% due 08/15/2024		1,724	1,730
3.557% due 08/15/2027		1,074	1,079
4.390% due 08/15/2037		770	787
4.540% due 08/15/2047		766	791
Broadcom Corp.
3.000% due 01/15/2022		974	992
3.625% due 01/15/2024		65	67
3.875% due 01/15/2027		329	339
Burger King Worldwide, Inc.
4.250% due 05/15/2024		1,056	1,063
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 ^(d)		1,905	1,967
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		15,400	16,690
Charter Communications Operating LLC
3.579% due 07/23/2020		288	296
4.908% due 07/23/2025		4,200	4,495
6.484% due 10/23/2045		1,100	1,297
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,900	4,212
Cimarex Energy Co.
3.900% due 05/15/2027		238	243
CommScope Technologies LLC
5.000% due 03/15/2027		12	12
Community Health Systems, Inc.
6.250% due 03/31/2023		817	810
Concho Resources, Inc.
3.750% due 10/01/2027		100	101
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		401	414
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(d)		2,700	1
9.250% due 06/30/2020 ^(d)		14,300	4
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,121
8.625% due 02/15/2019		5,300	5,757
CSN Resources S.A.
6.500% due 07/21/2020		380	336
CVS Pass-Through Trust
5.773% due 01/10/2033		326	367
5.926% due 01/10/2034		34	39
6.036% due 12/10/2028		100	113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.943% due 01/10/2030		$8,849	$10,500
7.507% due 01/10/2032		6,006	7,449
8.353% due 07/10/2031		1,290	1,680
D.R. Horton, Inc.
4.000% due 02/15/2020		10	10
DAE Funding LLC
4.000% due 08/01/2020		327	334
4.500% due 08/01/2022		392	403
5.000% due 08/01/2024		2,719	2,794
Dell International LLC
4.420% due 06/15/2021		30	32
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		33	38
7.750% due 06/17/2021		308	339
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025 (k)		6,722	7,134
Diamond Resorts International, Inc.
7.750% due 09/01/2023		6,143	6,634
DISH DBS Corp.
4.250% due 04/01/2018		533	538
6.750% due 06/01/2021		4,600	5,071
7.875% due 09/01/2019		7,650	8,377
Dollar Tree, Inc.
5.250% due 03/01/2020		500	514
DXC Technology Co.
4.250% due 04/15/2024		247	261
4.750% due 04/15/2027		457	490
Ecopetrol S.A.
4.250% due 09/18/2018		100	102
Endo Finance LLC
5.375% due 01/15/2023		1,800	1,476
Enterprise Products Operating LLC
5.018% (US0003M + 3.708%) due 08/01/2066 ~		7,175	7,188
7.034% (US0003M + 2.680%) due 01/15/2068 ~		1,200	1,218
EQT Corp.
3.000% due 10/01/2022 (b)		300	301
3.900% due 10/01/2027 (b)		500	501
Forest Laboratories LLC
5.000% due 12/15/2021		50	55
Hanesbrands, Inc.
4.875% due 05/15/2026		3,000	3,131
Harvest Operations Corp.
2.125% due 05/14/2018		210	210
HCA, Inc.
4.500% due 02/15/2027		3,360	3,444
4.750% due 05/01/2023		2,100	2,229
5.500% due 06/15/2047		529	549
6.500% due 02/15/2020		600	655
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	900	1,064
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		$957	988
4.875% due 04/01/2027		532	560
iHeartCommunications, Inc.
9.000% due 09/15/2022		8,900	6,341
KazMunayGas National Co. JSC
4.400% due 04/30/2023		5,000	5,098
7.000% due 05/05/2020		5,000	5,462
9.125% due 07/02/2018		3,500	3,667
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~		504	505
3.150% due 01/15/2023		504	507
7.750% due 01/15/2032		10,100	13,002
7.800% due 08/01/2031		2,300	2,922
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		4,440	4,480
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		6,230	5,342
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	906
MGM Resorts International
5.250% due 03/31/2020		5,000	5,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	$2,818
Molina Healthcare, Inc.
4.875% due 06/15/2025		$105	104
New Albertson’s, Inc.
6.570% due 02/23/2028		800	614
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	71
5.500% due 10/01/2021		12,300	12,669
Nokia Oyj
4.375% due 06/12/2027		90	93
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		410	437
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		12,200	1
8.500% due 06/01/2018 ^(d)		20,900	0
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		230	232
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,976	1,946
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		3,300	3,304
5.250% due 08/15/2022		646	674
5.500% due 02/15/2024		302	318
Pelabuhan Indonesia PT
5.375% due 05/05/2045		2,000	2,097
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		11,221	3,394
5.500% due 04/12/2037		49,585	15,123
Petroleos Mexicanos
5.500% due 06/27/2044		3,546	3,316
6.375% due 02/04/2021		6,090	6,687
6.375% due 01/23/2045		8,800	8,976
6.500% due 03/13/2027		4,040	4,491
6.625% due 06/15/2035		4,210	4,557
6.625% due 06/15/2038		6,600	7,039
6.750% due 09/21/2047		8,321	8,873
Petronas Capital Ltd.
5.250% due 08/12/2019		500	528
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		400	411
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (c)		600	462
Quintiles IMS, Inc.
3.250% due 03/15/2025	EUR	400	482
QVC, Inc.
4.450% due 02/15/2025		$100	102
5.950% due 03/15/2043		4,800	4,694
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,561
6.332% due 09/30/2027		500	578
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	18,950
6.875% due 02/15/2021		972	998
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,368
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	222
5.750% due 05/15/2024		3,200	3,570
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,405
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	100
SFR Group S.A.
5.625% due 05/15/2024	EUR	400	512
6.000% due 05/15/2022		$2,250	2,354
6.250% due 05/15/2024		8,200	8,690
7.375% due 05/01/2026		10,950	11,840
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	131
Smithfield Foods, Inc.
2.700% due 01/31/2020		120	120
3.350% due 02/01/2022		10	10
Spirit Issuer PLC
3.034% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	39

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.582% due 12/28/2027	GBP	200	$288
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$300	305
Symantec Corp.
5.000% due 04/15/2025		185	194
Tech Data Corp.
3.700% due 02/15/2022		114	115
4.950% due 02/15/2027		294	304
Tenet Healthcare Corp.
4.625% due 07/15/2024		1,490	1,477
Time Warner Cable LLC
5.000% due 02/01/2020		200	212
Time Warner, Inc.
3.800% due 02/15/2027		479	480
United Group BV
4.375% due 07/01/2022	EUR	400	486
4.875% due 07/01/2024		400	486
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		1,960	2,448
UPCB Finance Ltd.
3.625% due 06/15/2029		920	1,080
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		$4,200	4,210
6.500% due 03/15/2022		450	476
7.000% due 03/15/2024		867	926
ViaSat, Inc.
5.625% due 09/15/2025		400	405
Viking Cruises Ltd.
5.875% due 09/15/2027		200	201
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	400	553
VMware, Inc.
2.300% due 08/21/2020		$390	391
2.950% due 08/21/2022		330	331
3.900% due 08/21/2027		280	283
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		500	500
1.785% (US0003M + 0.470%) due 05/22/2018 ~		900	901
West Street Merger Sub, Inc.
6.375% due 09/01/2025		480	480
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,944
7.375% due 04/23/2021		$13,600	14,152
Wyndham Worldwide Corp.
4.150% due 04/01/2024		168	171
4.500% due 04/01/2027		188	189
Wynn Las Vegas LLC
5.250% due 05/15/2027		114	116
Yellowstone Energy LP
5.750% due 12/31/2026 +		3,269	3,405

			436,217

UTILITIES 5.6%
AT&T, Inc.
2.202% (US0003M + 0.890%) due 02/14/2023 ~		476	475
2.254% (US0003M + 0.950%) due 07/15/2021 ~		4,802	4,865
2.850% due 02/14/2023		918	915
3.400% due 08/14/2024		1,766	1,771
3.900% due 08/14/2027		1,636	1,641
4.900% due 08/14/2037		1,628	1,652
5.150% due 02/14/2050		2,438	2,466
5.300% due 08/14/2058		3,726	3,770
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		310	312
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	3,009
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	213
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		$20	$22
Enable Midstream Partners LP
2.400% due 05/15/2019		50	50
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		13,700	13,991
6.000% due 11/27/2023		400	440
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,927
6.510% due 03/07/2022		10,000	11,122
8.146% due 04/11/2018		2,900	2,991
8.625% due 04/28/2034		5,600	7,637
9.250% due 04/23/2019		200	219
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	101
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,052
8.000% due 08/07/2019		6,900	7,616
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(d)		9,939	6,485
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		334	360
Petrobras Global Finance BV
5.299% due 01/27/2025		21,462	21,457
5.999% due 01/27/2028		24,219	24,249
6.125% due 01/17/2022		2,173	2,341
6.250% due 12/14/2026	GBP	100	142
6.875% due 01/20/2040		$150	152
7.250% due 03/17/2044		1,514	1,582
7.375% due 01/17/2027		3,438	3,792
8.375% due 12/10/2018		500	535
8.750% due 05/23/2026		1,748	2,104
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		528	549
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,500	4,752
Terraform Global Operating LLC
9.750% due 08/15/2022		$6,600	7,359
Transocean Phoenix Ltd.
7.750% due 10/15/2024		198	214
Transocean Proteus Ltd.
6.250% due 12/01/2024		35	37
Verizon Communications, Inc.
2.625% due 08/15/2026		40	38
4.125% due 03/16/2027		2,530	2,646
5.250% due 03/16/2037		1,690	1,858
5.500% due 03/16/2047		960	1,069

			162,078

Total Corporate Bonds & Notes (Cost $1,122,118)			1,112,323

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021		250	268

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		280	300
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		800	919
7.750% due 01/01/2042		2,475	2,682
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		470	520
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		170	191
7.350% due 07/01/2035		120	138
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		3,045	3,082

			7,832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	$3,700	$3,872

Total Municipal Bonds & Notes (Cost $11,061)		11,972

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
1.684% (LIBOR01M + 0.450%) due 10/18/2030 ~	2	2
3.000% due 12/01/2046 - 02/01/2047	12,066	12,111
3.413% (LIBOR01M + 4.650%) due 09/25/2040 ~(a)	1,040	110
3.500% due 11/01/2045	20	21
4.563% (LIBOR01M + 5.800%) due 09/25/2037 ~(a)	1,340	195
5.000% due 11/01/2035	64	71
6.500% due 06/25/2028	62	68
6.850% due 12/18/2027	34	38
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	26,000	26,044
3.500% due 10/01/2047 - 12/01/2047	158,900	163,384
Freddie Mac
1.734% (LIBOR01M + 0.500%) due 09/15/2030 ~	11	11
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	91	92
2.230% (12MTA + 1.400%) due 07/25/2044 ~	132	134
3.045% (H15T1Y + 2.238%) due 05/01/2023 ~	5	5
6.500% due 07/25/2043	7	8
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 07/20/2026 ~	12	12
2.250% (H15T1Y + 1.500%) due 11/20/2023 - 11/20/2027 ~	28	30
2.375% (H15T1Y + 1.500%) due 03/20/2026 ~	10	11
2.625% (H15T1Y + 1.500%) due 05/20/2026 ~	13	14
6.112% due 09/16/2042 ~	501	506
New Valley Generation
7.299% due 03/15/2019	177	183
Small Business Administration
4.340% due 03/01/2024	34	35
5.080% due 11/01/2022	68	72
5.130% due 09/01/2023	5	5
6.900% due 12/01/2020	31	32
7.190% due 12/01/2019	12	13
Vendee Mortgage Trust
6.000% due 12/15/2030	126	127

Total U.S. Government Agencies (Cost $203,679)		203,334

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Bonds
2.250% due 08/15/2046	6,300	5,536
2.500% due 02/15/2045 (o)	2,900	2,704
2.750% due 08/15/2042	1,800	1,778
2.750% due 11/15/2042	5,150	5,082
3.000% due 05/15/2042 (o)	4,000	4,136
3.125% due 02/15/2042 (o)	3,450	3,648
3.125% due 02/15/2043	23,500	24,785
3.750% due 11/15/2043	1,500	1,757
4.375% due 05/15/2040	10,150	12,934
4.625% due 02/15/2040	4,700	6,184
6.125% due 11/15/2027	5,350	7,193
6.250% due 05/15/2030	7,950	11,280
U.S. Treasury Notes
1.125% due 08/31/2021 (m)	57,300	55,837
1.375% due 08/31/2023 (m)(o)	20,700	19,911

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 01/31/2022	$143,700	$143,742
2.000% due 06/30/2024	42,600	42,208
2.000% due 02/15/2025 (o)	1,900	1,874
2.000% due 08/15/2025 (m)(o)	29,800	29,283
2.125% due 08/15/2021 (m)	141,000	142,773
2.125% due 02/29/2024 (o)	17,100	17,109
2.125% due 07/31/2024	34,200	34,136

Total U.S. Treasury Obligations (Cost $580,591)		573,890

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
3.260% due 01/25/2036 ^~	294	283
3.468% due 01/25/2035 ~	553	562
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	349	298
1.447% (US0001M + 0.210%) due 10/25/2046 ~	840	669
American Home Mortgage Investment Trust
3.203% (US0006M + 1.750%) due 12/25/2035 ~	741	502
Banc of America Funding Trust
1.737% (US0001M + 0.500%) due 06/26/2035 ~	362	361
3.673% due 03/20/2036 ~	75	72
3.688% due 09/20/2035 ^~	131	122
5.500% due 01/25/2036	166	145
6.000% due 07/25/2037 ^	445	353
6.000% due 08/25/2037 ^	244	234
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~	28	26
3.489% due 11/25/2034 ~	42	43
3.612% due 11/20/2046 ^~	2,074	2,033
3.775% due 06/25/2035 ~	346	337
5.500% due 12/25/2020	79	80
6.000% due 10/25/2036 ^	240	222
Barclays UBS Trust
2.892% due 06/05/2030	12,800	12,689
Bear Stearns Adjustable Rate Mortgage Trust
2.979% due 02/25/2033 ~	4	4
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	7,012	7,097
3.372% due 02/25/2036 ^~	872	861
3.423% due 01/25/2035 ~	23	22
3.452% due 01/25/2035 ~	560	555
3.488% due 08/25/2035 ~	1,380	1,265
3.551% due 02/25/2033 ~	6	6
3.560% due 01/25/2034 ~	3	3
3.601% due 01/25/2034 ~	13	13
Bear Stearns ALT-A Trust
1.577% (US0001M + 0.340%) due 08/25/2036 ^~	1,270	1,240
3.292% due 08/25/2036 ^~	399	324
3.437% due 11/25/2036 ^~	214	196
3.452% due 09/25/2035 ~	876	783
3.475% due 11/25/2036 ^~	4,001	3,450
3.477% due 11/25/2036 ~	251	234
3.564% due 05/25/2035 ~	219	221
3.833% due 03/25/2036 ^~	385	333
Chase Mortgage Finance Trust
5.500% due 11/25/2035	776	760
5.500% due 07/25/2037 ^	1,950	1,148
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.844% (US0001M + 0.250%) due 01/25/2036 ~	367	338
Citigroup Global Markets Mortgage Securities, Inc.
1.737% (US0001M + 0.500%) due 05/25/2032 ~	14	14
Citigroup Mortgage Loan Trust
3.190% due 04/25/2037 ^~	421	361
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~	642	646
3.737% due 09/25/2037 ^~	734	694
3.812% due 09/25/2037 ^~	428	412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
3.189% due 05/25/2035 ~		$590	$597
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		73	73
3.450% due 08/25/2035 ^~		94	72
3.573% due 03/25/2034 ~		27	27
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		387	391
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		1,233	1,139
Countrywide Alternative Loan Trust
1.357% (US0001M + 0.120%) due 06/25/2036 ~		4,990	4,432
1.417% (US0001M + 0.180%) due 04/25/2046 ~		13,107	11,653
1.431% (US0001M + 0.195%) due 12/20/2046 ^~		1,794	1,540
1.446% (US0001M + 0.210%) due 07/20/2046 ^~		727	490
1.516% (US0001M + 0.280%) due 09/20/2046 ~		470	249
1.566% (US0001M + 0.330%) due 11/20/2035 ~		241	226
1.889% (12MTA + 1.000%) due 12/25/2035 ~		181	171
3.288% due 10/25/2035 ^~		55	48
3.549% due 02/25/2037 ^~		1,582	1,540
5.500% due 11/25/2035 ^		1,213	1,035
5.500% due 12/25/2035 ^		857	733
5.500% due 01/25/2036		320	275
5.750% due 02/25/2035		734	694
5.750% (US0001M + 1.000%) due 03/25/2037 ^~		181	155
6.000% due 02/25/2037 ^		3,914	2,788
6.250% due 11/25/2036 ^		1,475	1,331
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		719	542
6.250% due 08/25/2037 ^		5,035	4,480
Countrywide Home Loan Mortgage Pass-Through Trust
1.537% (US0001M + 0.300%) due 04/25/2046 ^~		55	6
1.697% (US0001M + 0.460%) due 05/25/2035 ~		148	138
3.309% due 07/20/2034 ~		418	406
3.367% due 10/19/2032 ~		3	3
3.483% due 04/20/2035 ~		139	139
3.487% due 02/25/2034 ~		280	281
5.500% due 01/25/2035		403	408
5.500% due 09/25/2035 ^		419	418
5.500% due 12/25/2035 ^		491	443
6.000% due 05/25/2036 ^		301	259
6.000% due 01/25/2037 ^		5,963	5,307
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~		145	135
Credit Suisse First Boston Mortgage Securities Corp.
3.090% due 06/25/2033 ~		206	204
6.000% due 01/25/2036 ^		1,060	789
Credit Suisse Mortgage Capital Certificates
3.285% due 02/26/2036 ~		638	632
3.415% due 09/26/2047 ~		662	670
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		394	194
Deutsche ALT-A Securities, Inc.
1.417% (US0001M + 0.180%) due 06/25/2037 ^~		1,029	997
3.341% due 10/25/2035 ~		84	73
5.500% due 12/25/2035 ^		502	452
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		202	173
Deutsche Mortgage & Asset Receiving Corp.
2.334% (LIBOR01M + 1.100%) due 07/27/2045 ~		185	187
Dragon Finance BV
1.554% (BP0012M + 0.900%) due 07/13/2023 ~	GBP	5,052	6,566
EMF-NL Prime BV
0.469% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	1,434	1,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurosail PLC
0.120% (EUR003M + 0.450%) due 09/10/2044 ~	EUR	4,400	$4,154
1.002% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	8,383	10,576
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		11,339	14,844
First Horizon Asset Securities, Inc.
3.126% due 02/25/2036 ~		$246	234
First Horizon Mortgage Pass-Through Trust
3.189% due 02/25/2035 ~		342	345
5.750% due 02/25/2036 ^		157	141
5.750% due 05/25/2037 ^		1,079	861
GMAC Mortgage Corp. Loan Trust
3.585% due 11/19/2035 ~		183	175
3.849% due 04/19/2036 ^~		87	83
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~		62	55
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~		330	329
GSR Mortgage Loan Trust
3.214% due 06/25/2034 ~		91	90
3.282% due 11/25/2035 ~		1,000	1,000
3.297% due 09/25/2035 ~		70	73
3.395% due 01/25/2036 ^~		149	150
3.516% due 11/25/2035 ^~		120	104
3.542% due 05/25/2035 ~		461	453
3.763% due 05/25/2034 ~		383	389
6.000% due 02/25/2036 ^		2,346	2,011
6.000% due 03/25/2037 ^		461	455
6.000% due 05/25/2037 ^		168	160
HarborView Mortgage Loan Trust
1.421% (LIBOR01M + 0.190%) due 09/19/2037 ~		738	691
1.427% (US0001M + 0.190%) due 01/19/2038 ~		926	877
3.267% due 06/19/2036 ^~		218	163
HomeBanc Mortgage Trust
1.497% (US0001M + 0.260%) due 01/25/2036 ~		509	502
3.191% due 04/25/2037 ^~		115	108
IndyMac Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 07/25/2035 ~		68	67
1.504% (LIBOR01M + 0.270%) due 06/25/2037 ^~		218	171
3.314% due 07/25/2037 ~		159	135
3.513% due 08/25/2036 ~		96	80
3.633% due 06/25/2036 ~		491	459
JPMorgan Alternative Loan Trust
1.347% (US0001M + 0.110%) due 09/25/2036 ^~		535	576
1.377% (US0001M + 0.140%) due 03/25/2037 ~		1,116	912
JPMorgan Chase Commercial Mortgage Securities Trust
5.673% due 01/12/2043 ~		10,982	11,195
JPMorgan Mortgage Trust
3.042% due 07/27/2037 ~		1,640	1,574
3.264% due 04/25/2036 ^~		549	511
3.394% due 06/25/2037 ^~		2,660	2,391
3.462% due 07/25/2035 ~		117	118
3.480% due 07/25/2035 ~		74	75
3.577% due 04/25/2035 ~		1,023	1,037
3.601% due 08/25/2035 ^~		577	562
3.735% due 06/25/2036 ^~		146	139
5.750% due 01/25/2036 ^		344	299
JPMorgan Resecuritization Trust
1.737% (US0001M + 0.500%) due 03/26/2037 ~		37	37
Lehman XS Trust
1.397% (LIBOR01M + 0.160%) due 03/25/2047 ^~		685	666
1.417% (LIBOR01M + 0.180%) due 07/25/2037 ^~		716	622
MASTR Adjustable Rate Mortgages Trust
1.477% (US0001M + 0.240%) due 05/25/2037 ~		154	102

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.577% (LIBOR01M + 0.340%) due 05/25/2047 ^~	$332	$195
1.629% (12MTA + 0.740%) due 01/25/2047 ^~	918	717
3.513% due 11/25/2033 ~	33	33
3.574% due 08/25/2034 ~	41	41
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	556	118
Merrill Lynch Alternative Note Asset Trust
3.849% due 06/25/2037 ^~	218	182
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	1,816	1,749
2.665% (US0006M + 1.250%) due 10/25/2035 ~	672	673
3.131% due 11/25/2035 ~	176	179
3.153% due 12/25/2035 ~	1,285	1,193
3.222% due 05/25/2034 ~	305	301
Morgan Stanley Mortgage Loan Trust
3.254% due 07/25/2035 ^~	794	716
3.561% due 11/25/2037 ~	1,321	1,248
6.000% due 10/25/2037 ^	5,724	5,015
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	187	189
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 12/25/2035 ~	1,307	1,284
Prime Mortgage Trust
1.737% (US0001M + 0.500%) due 02/25/2035 ~	504	478
RBSGC Structured Trust
5.500% due 11/25/2035 ^	3,696	3,551
RBSSP Resecuritization Trust
1.734% (US0001M + 0.500%) due 09/26/2034 ~	269	262
1.734% (US0001M + 0.500%) due 04/26/2037 ~	274	260
Residential Accredit Loans, Inc. Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~	559	516
1.427% (US0001M + 0.190%) due 07/25/2036 ~	248	229
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	347	299
1.467% (US0001M + 0.230%) due 05/25/2037 ^~	92	73
3.710% due 03/25/2035 ^~	330	302
3.784% due 02/25/2035 ^~	136	117
4.866% due 02/25/2036 ^~	144	124
6.000% due 06/25/2036 ^	147	137
6.000% due 05/25/2037 ^	118	108
6.500% due 07/25/2036	574	525
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	1,042	516
6.000% due 02/25/2036	447	353
6.250% due 09/25/2037 ^	2,162	1,562
Residential Funding Mortgage Securities, Inc. Trust
3.780% due 09/25/2035 ^~	270	226
3.960% due 02/25/2036 ^~	627	577
6.000% due 10/25/2036 ^	634	614
Structured Adjustable Rate Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 04/25/2047 ~	888	719
3.196% due 01/25/2035 ~	706	693
3.315% due 05/25/2036 ^~	2,797	2,675
3.536% due 09/25/2035 ~	3,081	2,775
3.608% due 09/25/2036 ^~	2,044	1,621
3.699% due 03/25/2036 ^~	114	101
Structured Asset Mortgage Investments Trust
1.457% (US0001M + 0.220%) due 05/25/2036 ~	1,616	1,492
1.497% (US0001M + 0.260%) due 05/25/2046 ^~	34	26
1.897% (US0001M + 0.660%) due 09/19/2032 ~	30	30

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.260% due 06/25/2033 ~		$208	$206
3.282% due 07/25/2032 ~		1	1
6.000% due 11/25/2034		364	372
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		90	89
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	12,465	16,155
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		2,880	3,674
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		2,252	2,846
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		2,400	3,019
Wachovia Mortgage Loan Trust LLC
3.411% due 08/20/2035 ^~		$792	737
3.454% due 10/20/2035 ~		90	80
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~		1,244	1,231
1.507% (US0001M + 0.270%) due 12/25/2045 ~		1,047	1,045
1.557% (US0001M + 0.320%) due 08/25/2045 ~		913	916
1.589% (12MTA + 0.700%) due 02/25/2047 ^~		726	647
1.639% (12MTA + 0.750%) due 06/25/2047 ^~		146	55
1.640% (12MTA + 0.810%) due 12/25/2046 ~		354	349
1.769% (12MTA + 0.880%) due 10/25/2046 ^~		1,411	1,274
1.889% (12MTA + 1.000%) due 08/25/2046 ~		3,041	2,873
1.957% (COF 11 + 1.250%) due 02/27/2034 ~		36	36
2.089% (12MTA + 1.200%) due 11/25/2042 ~		3	3
2.207% (COF 11 + 1.500%) due 07/25/2046 ~		998	980
2.207% (COF 11 + 1.500%) due 10/25/2046 ~		245	239
2.289% (12MTA + 1.400%) due 06/25/2042 ~		5	5
2.289% (12MTA + 1.400%) due 08/25/2042 ~		6	5
2.859% due 12/25/2036 ^~		480	469
3.078% due 02/25/2037 ^~		3,555	3,404
3.232% due 09/25/2036 ^~		469	446
3.305% due 09/25/2033 ~		4,398	4,491
Washington Mutual Mortgage Pass-Through Certificates Trust
1.477% (US0001M + 0.240%) due 01/25/2047 ^~		730	684
1.659% (12MTA + 0.770%) due 04/25/2047 ^~		37	1
1.729% (12MTA + 0.840%) due 05/25/2047 ^~		87	18
3.319% due 02/25/2033 ~		1	1
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~		199	179
3.035% due 12/25/2034 ~		145	148
3.164% due 07/25/2036 ^~		435	439
3.177% due 03/25/2036 ~		1,098	1,110
3.239% due 04/25/2035 ~		499	507
3.296% due 06/25/2035 ~		465	478
3.327% due 04/25/2036 ^~		84	80
3.332% due 05/25/2036 ^~		315	305
3.335% due 04/25/2035 ~		102	102
3.386% due 07/25/2036 ^~		148	149
3.387% due 09/25/2033 ~		82	84
3.389% due 11/25/2037 ^~		1,063	1,014
3.450% due 10/25/2035 ~		371	371
5.500% due 03/25/2036		1,736	1,776
5.750% due 05/25/2036 ^		593	596
6.000% due 04/25/2037 ^		711	712

Total Non-Agency Mortgage-Backed Securities (Cost $226,520)			245,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 7.9%
ACE Securities Corp. Home Equity Loan Trust
1.537% (US0001M + 0.300%) due 02/25/2036 ~		$589	$591
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		3,155	3,356
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 01/25/2036 ~		3,222	3,101
Ares CLO Ltd.
2.494% (US0003M + 1.190%) due 04/17/2026 ~		1,000	1,005
Argent Securities Trust
1.507% (US0001M + 0.270%) due 05/25/2036 ~		700	282
Asset-Backed Funding Certificates Trust
1.397% (US0001M + 0.160%) due 01/25/2037 ~		865	583
1.457% (US0001M + 0.220%) due 01/25/2037 ~		3,703	2,515
1.837% (US0001M + 0.600%) due 10/25/2034 ~		608	604
B2R Mortgage Trust
2.567% due 06/15/2049		8,551	8,499
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~		308	313
1.557% (US0001M + 0.320%) due 08/25/2036 ~		67	67
1.727% (US0001M + 0.490%) due 09/25/2035 ~		1,000	987
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~		33	32
2.237% (US0001M + 1.000%) due 10/25/2037 ~		420	423
2.437% (US0001M + 1.200%) due 10/25/2034 ~		300	301
2.487% (US0001M + 1.250%) due 08/25/2037 ~		1,409	1,393
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,197
Carrington Mortgage Loan Trust
1.697% (US0001M + 0.460%) due 06/25/2035 ~		$859	864
Citigroup Mortgage Loan Trust
1.487% (US0001M + 0.250%) due 08/25/2036 ~		3,000	2,445
Countrywide Asset-Backed Certificates
1.407% (US0001M + 0.170%) due 06/25/2047 ~		573	566
1.417% (US0001M + 0.180%) due 06/25/2047 ~		890	875
1.497% (US0001M + 0.260%) due 11/25/2037 ~		4,227	3,439
1.587% (US0001M + 0.350%) due 11/25/2036 ~		1,522	1,243
2.007% (US0001M + 0.770%) due 11/25/2035 ~		74	75
4.718% due 04/25/2036 ~		706	652
4.789% due 07/25/2036 ~		1,300	1,296
4.843% due 10/25/2046 ^~		924	839
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~		459	460
1.397% (US0001M + 0.160%) due 09/25/2046 ~		94	92
4.650% due 08/25/2035		750	771
CPS Auto Receivables Trust
1.620% due 01/15/2020		2,981	2,979
Dryden Euro CLO BV
0.659% (EUR006M + 0.930%) due 08/23/2026 ~	EUR	4,487	5,312
1.250% due 08/23/2026		300	359
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		$771	769

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fieldstone Mortgage Investment Trust
1.394% (US0001M + 0.160%) due 11/25/2036 ~		$1,320	$802
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~		134	133
1.477% (US0001M + 0.240%) due 10/25/2036 ~		1,564	1,177
2.512% (US0001M + 1.275%) due 07/25/2034 ~		589	599
First NLC Trust
1.377% (US0001M + 0.140%) due 08/25/2037 ~		208	135
1.517% (US0001M + 0.280%) due 08/25/2037 ~		139	92
Flagship Credit Auto Trust
1.930% due 12/15/2021		752	752
Goldentree Loan Opportunities Ltd.
2.516% (US0003M + 1.210%) due 04/19/2026 ~		1,550	1,555
GSAA Home Equity Trust
1.407% (US0001M + 0.170%) due 09/25/2036 ~		1,454	796
1.537% (US0001M + 0.300%) due 03/25/2037 ~		331	241
GSAA Trust
1.537% (US0001M + 0.300%) due 05/25/2047 ~		312	266
Harbourmaster CLO BV
0.108% (EUR003M + 0.440%) due 05/08/2023 ~	EUR	32	38
Highlander Euro CDO BV
0.071% (EUR003M + 0.400%) due 12/14/2022 ~		2,943	3,482
Home Equity Asset Trust
1.517% (US0001M + 0.280%) due 08/25/2036 ~		$1,000	964
Home Equity Mortgage Loan Asset-Backed Trust
1.477% (US0001M + 0.240%) due 11/25/2036 ~		2,000	1,455
1.677% (US0001M + 0.440%) due 03/25/2036 ~		6,000	5,100
JPMorgan Mortgage Acquisition Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		1,596	833
KKR Financial CLO Ltd.
2.763% (US0003M + 1.450%) due 01/23/2026 ~		11,600	11,695
Limerock CLO Ltd.
2.507% (US0003M + 1.200%) due 10/20/2026 ~		900	902
Long Beach Mortgage Loan Trust
1.617% (US0001M + 0.380%) due 08/25/2045 ~		576	581
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		65	66
MASTR Specialized Loan Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~		200	188
Merrill Lynch Mortgage Investors Trust
1.307% (US0001M + 0.070%) due 04/25/2047 ~		1,592	990
1.497% (US0001M + 0.260%) due 03/25/2037 ~		2,388	1,959
1.547% (US0001M + 0.310%) due 12/25/2036 ~		2,020	2,029
1.557% (US0001M + 0.320%) due 03/25/2037 ~		1,000	721
Monroe Capital BSL CLO Ltd.
2.435% due 05/22/2027 ~		13,800	13,852
Morgan Stanley ABS Capital, Inc. Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~		707	423
1.337% (US0001M + 0.100%) due 09/25/2036 ~		1,897	952

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.377% (US0001M + 0.140%) due 10/25/2036 ~		$2,548	$1,522
1.457% (US0001M + 0.220%) due 10/25/2036 ~		1,544	932
2.812% (US0001M + 1.575%) due 09/25/2034 ~		1,317	1,315
Morgan Stanley Home Equity Loan Trust
1.587% (US0001M + 0.350%) due 04/25/2037 ~		237	152
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~		312	170
5.726% due 10/25/2036 ^		283	154
National Collegiate Student Loan Trust
1.507% (US0001M + 0.270%) due 09/25/2029 ~		8,030	7,961
Navient Private Education Loan Trust
2.334% (US0001M + 1.100%) due 12/15/2025 ~		773	773
2.734% (US0001M + 1.500%) due 01/16/2035 ~		5,951	5,997
New Century Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 02/25/2036 ~		1,049	1,047
OCP CLO Ltd.
2.754% (US0003M + 1.450%) due 07/17/2026 ~		6,800	6,850
OneMain Financial Issuance Trust
4.100% due 03/20/2028		3,700	3,769
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 01/25/2037 ~		557	380
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		25,150	25,358
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.197% (US0001M + 0.960%) due 03/25/2035 ~		14,314	14,262
Phoenix Park CLO Ltd.
0.771% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	250	297
Progress Residential Trust
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~		$13,787	14,010
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		939	506
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		58	58
1.397% (US0001M + 0.160%) due 06/25/2036 ~		351	347
2.332% (US0001M + 1.095%) due 03/25/2035 ~		634	602
Saxon Asset Securities Trust
5.317% due 08/25/2035		101	106
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~		214	82
1.527% (US0001M + 0.290%) due 11/25/2035 ~		490	488
1.527% (US0001M + 0.290%) due 12/25/2035 ~		960	945
SG Mortgage Securities Trust
1.447% (US0001M + 0.210%) due 10/25/2036 ~		2,000	1,402
SLM Private Education Loan Trust
2.384% (US0001M + 1.150%) due 01/15/2026 ~		2,885	2,907
SMB Private Education Loan Trust
1.884% (US0001M + 0.650%) due 11/15/2023 ~		3,884	3,890
2.750% due 07/15/2027		12,399	12,534
SoFi Professional Loan Program LLC
1.480% due 05/26/2031		6,048	6,036
2.337% (US0001M + 1.100%) due 10/27/2036 ~		8,431	8,562

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
1.497% (US0001M + 0.260%) due 02/25/2037 ~		$1,591	$641
Specialty Underwriting & Residential Finance Trust
1.537% (US0001M + 0.300%) due 12/25/2036 ~		999	931
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~		1,138	1,060
1.397% (US0001M + 0.160%) due 05/25/2036 ~		1,277	1,202
1.957% (US0001M + 0.720%) due 05/25/2035 ~		1,350	1,356
Structured Asset Securities Corp. Mortgage Loan Trust
1.607% (US0001M + 0.370%) due 04/25/2036 ~		100	93

Total Asset-Backed Securities (Cost $219,825)			231,760

SOVEREIGN ISSUES 9.1%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	3,000	2,424
3.875% due 01/15/2022		80,220	96,834
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	43,000	2,631
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	601
4.900% due 09/15/2021		1,550	1,926
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$1,000	1,031
6.500% due 06/10/2019		1,000	1,064
Costa Rica Government International Bond
9.995% due 08/01/2020		500	583
Dominican Republic International Bond
5.500% due 01/27/2025		5,000	5,300
Ghana Government International Bond
10.750% due 10/14/2030		6,900	8,989
Guatemala Government International Bond
5.750% due 06/06/2022		3,070	3,346
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	882
Kuwait International Government Bond
2.750% due 03/20/2022		$4,115	4,167
3.500% due 03/20/2027		14,915	15,363
Mexico Government International Bond
4.750% due 03/08/2044		21,030	21,724
Panama Government International Bond
6.700% due 01/26/2036		7,100	9,425
8.875% due 09/30/2027		2,700	3,933
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,819
Saudi Government International Bond
2.875% due 03/04/2023 (b)		3,000	2,991
3.625% due 03/04/2028 (b)		3,000	2,991
4.500% due 10/26/2046		27,200	27,195
Senegal Government International Bond
6.250% due 05/23/2033		1,700	1,753
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	841
Ukraine Government International Bond
7.750% due 09/01/2021		8,000	8,507
7.750% due 09/01/2022		8,800	9,352
Uruguay Government International Bond
5.100% due 06/18/2050		7,700	8,139
7.625% due 03/21/2036		1,100	1,548
Venezuela Government International Bond
7.000% due 03/31/2038 (k)		2,700	912
8.250% due 10/13/2024		2,700	925
Vietnam Government International Bond
4.000% due 03/12/2028		5,167	5,152

Total Sovereign Issues (Cost $246,821)			265,348

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)	59,198	$24

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR +(e)	523,343	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. +(e)	157,773	0

Total Common Stocks (Cost $3,934)		24

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.781% due 03/16/2018	$5,100	5,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (j) 0.0%
			$571

ARGENTINA TREASURY BILLS 0.3%
3.031% due 10/13/2017 - 09/28/2018 (f)(g)		$9,264	9,164

MEXICO TREASURY BILLS 0.8%
7.016% due 11/30/2017 - 03/01/2018 (f)(g)	MXN	422,534	22,623

U.S. TREASURY BILLS 0.1%
1.089% due 01/04/2018 (f)(g)(o)		$2,034	2,028

Total Short-Term Instruments (Cost $37,792)			39,491

Total Investments in Securities (Cost $2,815,744)			2,847,607

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.3%

SHORT-TERM INSTRUMENTS 9.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short-Term Floating NAV Portfolio III	27,301,468	$269,875

Total Short-Term Instruments (Cost $269,888)		269,875

Total Investments in Affiliates (Cost $269,888)		269,875

Total Investments 107.0% (Cost $3,085,632)		$3,117,482

Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $15,612)		(4,740)

Other Assets and Liabilities, net (6.8)%		(198,736)

Net Assets 100.0%		$2,914,006

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$ 4,769	$4,838	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$571	U.S. Treasury Notes 1.750% due 05/31/2022	$(585)	$571	$571

Total Repurchase Agreements						$(585)	$571	$571

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.700%	09/28/2017	TBD	(3)	$(5,011)	$(5,011)
BRC	0.250	09/08/2017	TBD	(3)	(320)	(320)

Total Reverse Repurchase Agreements						$(5,331)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(5,011)	$0	$(5,011)	$5,572	$561
BRC	0	(320)	0	(320)	338	18
FICC	571	0	0	571	(585)	(14)
GRE	0	0	0	0	(1)	(1)

Total Borrowings and Other Financing Transactions	$571	$(5,331)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,011)	$(5,011)
Sovereign Issues	0	0	0	(320)	(320)

Total Borrowings	$0	$0	$0	$(5,331)	$(5,331)

Payable for reverse repurchase agreements					$(5,331)

(k)	Securities with an aggregate market value of $5,909 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(31,231) at a weighted average interest rate of 0. 899%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
90-Day Eurodollar December Futures	12/2019	724	$	177,280	$136	$0	$(72)
90-Day Eurodollar March Futures	03/2019	1,241		304,324	62	0	(109)
90-Day Eurodollar March Futures	03/2020	513		125,576	115	0	(51)
Euro-BTP Italy Government Bond December Futures	12/2017	42	EUR	6,699	(27)	24	0
Euro-Bund 10-Year Bond December Futures	12/2017	43		8,183	(22)	11	(11)
U.S. Treasury 5-Year Note December Futures	12/2017	1,223	$	143,703	(937)	0	(201)
U.S. Treasury 10-Year Note December Futures	12/2017	682		85,463	(863)	0	(160)

					$(1,536)	$35	$(604)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Euro-Buxl 30-Year Bond December Futures	12/2017	17	EUR	(3,280)	$36	$10	$(17)

Total Futures Contracts					$(1,500)	$45	$(621)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Reference Entity										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2018	0.217%	$	8,300	$757	$(257)	$500	$1	$0
Anheuser-Busch InBev S.A.	1.000	Quarterly	12/20/2017	0.090	EUR	1,000	6	(3)	3	0	0
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	14.023		1,000	(233)	(21)	(254)	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460	$	2,200	16	33	49	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2018	0.140		9,600	70	(27)	43	1	0
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	3,060	16	(8)	8	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.106	$	14,100	1,307	(438)	869	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.192		1,500	188	(27)	161	0	0
Jaguar Land Rover Ltd.	5.000	Quarterly	03/20/2018	0.223	EUR	8,700	488	(236)	252	3	0
JC Penney Corp., Inc.	5.000	Quarterly	06/20/2020	7.163	$	2,000	(35)	(66)	(101)	0	(24)
Navient Corp.	5.000	Quarterly	12/20/2021	2.218		4,650	33	483	516	21	0
Navient Corp.	5.000	Quarterly	12/20/2022	3.053		100	9	0	9	1	0
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2021	0.431	EUR	1,000	15	14	29	0	(1)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.540	$	14,000	92	1,861	1,953	20	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.424	EUR	900	2	18	20	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2021	0.596		100	(1)	3	2	0	0

							$2,730	$1,329	$4,059	$50	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	$30,821	$593	$1,511	$2,104	$38	$0
CDX.HY-26 5-Year Index	5.000	Quarterly	06/20/2021	40,095	1,925	1,247	3,172	23	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	415,700	29,535	3,062	32,597	963	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	20,000	1,513	78	1,591	49	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	41	28	69	1	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	17	52	0	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	87,100	1,551	309	1,860	31	0

					$35,193	$6,252	$41,445	$1,105	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026			$14,800	$(200)	$793	$593	$28	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027			13,400	1,194	(300)	894	24	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AU	D	34,600	1,308	(1,585)	(277)	0	(84)
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EU	R	126,600	1,626	(643)	983	1	0
Pay(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028			18,800	116	(154)	(38)	0	(4)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028			20,000	155	(82)	73	68	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MX	N	197,100	(543)	88	(455)	0	(19)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021			187,800	(588)	211	(377)	0	(19)
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021			626,100	(267)	544	277	0	(61)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021			61,900	0	68	68	0	(6)
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021			48,300	0	57	57	0	(4)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021			47,000	0	38	38	0	(4)
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022			19,200	0	30	30	0	(2)
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026			13,100	(81)	31	(50)	0	(2)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026			32,000	(182)	73	(109)	0	(4)
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027			38,100	(2)	124	122	0	(5)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027			16,200	0	61	61	0	(2)
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027			22,500	0	68	68	0	(3)

								$2,536	$(578)	$1,958	$121	$(219)

Total Swap Agreements								$40,459	$7,003	$47,462	$1,276	$(244)

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$45	$1,276	$1,321	$0	$(621)	$(244)	$(865)

(m)	Securities with an aggregate market value of $45,210 and cash of $3,133 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	12/2017	THB	10,910		$330	$3	$0
BOA	10/2017		$213	DKK	1,335	0	(1)
	12/2017	CNH	181,492		$25,322	0	(1,899)
	01/2018	DKK	12,209		1,811	1	(141)
	04/2018		56,975		8,341	0	(811)
	07/2018		2,736		409	0	(33)
BPS	10/2017		$202,877	EUR	172,808	1,365	0
	11/2017	EUR	172,808		$203,204	0	(1,364)
	01/2018	DKK	18,679		2,767	0	(216)
	03/2018	MXN	304,748		14,573	0	(1,781)
	04/2018	DKK	29,501		4,347	0	(391)
CBK	10/2017		$1,561	GBP	1,181	22	0
	10/2017		544	ZAR	7,136	0	(17)
	12/2017		22,901	MXN	415,071	0	(372)
	07/2018	DKK	2,701		$416	0	(21)
DUB	12/2017	CNH	1,268		177	0	(14)
	12/2017		$2,893	INR	187,199	0	(49)
FBF	12/2017		26,222	CNH	181,115	942	0
	12/2017		3,974	INR	257,215	0	(66)
GLM	10/2017	AUD	303		$242	5	0
	10/2017		$8,137	EUR	6,853	29	(67)
	10/2017		7,327	PEN	23,931	0	(1)
	10/2017		6,916	RUB	405,387	91	0
	11/2017		115	TRY	402	0	(4)
	01/2018	DKK	4,971		$720	0	(73)
	01/2018	MXN	27,300		1,333	0	(144)
	04/2018	DKK	138,640		20,476	0	(1,794)
	04/2018		$5,773	DKK	37,756	292	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
HUS	10/2017	DKK	1,415		$218	$0	$(7)
	11/2017	TRY	395		109	0	0
	04/2018	DKK	9,459		1,408	0	(111)
JPM	10/2017	AUD	780		618	6	0
	10/2017	EUR	3,547		4,255	63	0
	10/2017	GBP	251		340	4	0
	10/2017		$3,120	EUR	2,619	0	(24)
	10/2017		105,782	GBP	79,004	83	0
	11/2017	GBP	79,004		$105,888	0	(81)
	04/2018	DKK	7,107		1,041	0	(101)
MSB	10/2017	EUR	175,131		211,068	4,080	0
	12/2017		$329	THB	10,897	0	(3)
	01/2018	DKK	1,323		$196	0	(15)
NGF	11/2017	MXN	90,486		4,388	0	(534)
SOG	10/2017	GBP	79,934		103,811	0	(3,300)
TOR	10/2018	DKK	8,040		1,244	0	(62)
UAG	10/2017	EUR	2,256		2,656	0	(10)
	12/2017	CNH	2,302		321	0	(24)

Total Forward Foreign Currency Contracts						$6,986	$(13,531)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Indonesia Government International Bond	1.000%	Quarterly	06/20/2022	0.945%	$	5,000	$3	$11	$14	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		25,550	(94)	316	222	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114		41,900	(1,508)	1,329	0	(179)
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		3,700	(45)	56	11	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		16,800	(258)	197	0	(61)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847		200	(31)	24	0	(7)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.260		5,000	(451)	406	0	(45)
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.835		38,945	(1,751)	1,904	153	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	2.039		2,800	(151)	6	0	(145)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		4,500	(62)	46	0	(16)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2022	0.945		21,700	(2,593)	2,653	60	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.260		10,000	(901)	812	0	(89)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		700	(67)	55	0	(12)
	Seagate Technology HDD Holdings	5.000	Quarterly	03/20/2018	0.052		800	55	(35)	20	0
	Seagate Technology HDD Holdings	5.000	Quarterly	06/20/2018	0.052		400	24	(9)	15	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037		2,300	(103)	373	270	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		36,100	(467)	88	0	(379)
	Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.506	EUR	200	(18)	18	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316	$	14,075	(49)	172	123	0
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	1,200	(45)	32	0	(13)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	0.940	$	16,600	(769)	799	30	0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.906		10,000	966	36	1,002	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.219		12,286	(488)	610	122	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.260		12,700	(1,137)	1,023	0	(114)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		700	(66)	54	0	(12)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.151		2,150	(83)	74	0	(9)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.518		1,000	(110)	199	89	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		16,000	(202)	34	0	(168)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		21,350	(340)	361	21	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847		9,200	(1,642)	1,335	0	(307)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629		1,000	(174)	152	0	(22)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		5,700	(527)	431	0	(96)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.414		9,100	(199)	18	0	(181)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.911		15,000	(921)	958	37	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037		1,100	(37)	166	129	0

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Univision Communications, Inc.	5.000%	Quarterly	09/20/2019	0.518%	$	4,150	$(456)	$826	$370	$0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2023	2.039		50	(3)	0	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		5,000	(76)	58	0	(18)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	1.042		10,000	(25)	8	0	(17)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		9,150	(146)	155	9	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2023	1.944		750	(78)	43	0	(35)
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.835		30,200	(1,352)	1,471	119	0
JPM	Indonesia Government International Bond	1.000	Quarterly	06/20/2022	0.945		5,000	3	11	14	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.592		25,400	244	232	476	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037		1,000	(39)	156	117	0
MYC	Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	14.023		100	(27)	2	0	(25)
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.151		4,500	(147)	127	0	(20)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.770		2,000	14	8	22	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		21,200	(1,305)	1,048	0	(257)
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.506		600	(55)	43	0	(12)
UAG	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		18,900	(1,385)	1,013	0	(372)

								$(19,074)	$19,905	$3,445	$(2,614)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	MCDX-28 5-Year Index	1.000%	Quarterly	06/20/2022	$ 12,700	$194	$104	$298	$0
DUB	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,800	(155)	151	0	(4)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	100	0	(92)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	2,330	0	(87)
HUS	CDX.EM-19 5-Year Index	5.000	Quarterly	06/20/2018	729	62	(63)	0	(1)
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	688	0	(24)
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,128)	2,055	0	(73)
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	318	0	(11)

						$(5,677)	$5,683	$298	$(292)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	3	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2017	$11,200	$(21)	$252	$231	$0
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	4,300	(13)	34	21	0
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	4,300	(13)	39	26	0
GST	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2017	6,800	(13)	95	82	0
JPM	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2017	9,700	(23)	150	127	0
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	4,300	(13)	38	25	0

								$(96)	$608	$512	$0

Total Swap Agreements								$(24,847)	$26,196	$4,255	$(2,906)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
BOA	1	0	488	489	(2,885)	0	(179)	(3,064)	(2,575)	2,852	277
BPS	1,365	0	164	1,529	(3,752)	0	(113)	(3,865)	(2,336)	2,465	129
BRC	0	0	365	365	0	0	(262)	(262)	103	0	103
CBK	22	0	477	499	(410)	0	(392)	(802)	(303)	295	(8)
DUB	0	0	1,124	1,124	(63)	0	(130)	(193)	931	(870)	61
FBF	942	0	89	1,031	(66)	0	(9)	(75)	956	(880)	76
GLM	417	0	0	417	(2,083)	0	0	(2,083)	(1,666)	1,827	161
GST	0	0	639	639	0	0	(953)	(953)	(314)	636	322
HUS	0	0	128	128	(118)	0	(74)	(192)	(64)	0	(64)
JPM	156	0	759	915	(206)	0	0	(206)	709	(597)	112
MEI	0	0	0	0	0	0	(24)	(24)	(24)	182	158
MSB	4,080	0	0	4,080	(18)	0	0	(18)	4,062	(4,640)	(578)
MYC	0	0	0	0	0	0	(118)	(118)	(118)	155	37
NGF	0	0	22	22	(534)	0	(269)	(803)	(781)	850	69
SOG	0	0	0	0	(3,300)	0	0	(3,300)	(3,300)	3,780	480
TOR	0	0	0	0	(62)	0	0	(62)	(62)	107	45
UAG	0	0	0	0	(34)	0	(383)	(417)	(417)	549	132

Total Over the Counter	$6,986	$0	$4,255	$11,241	$(13,531)	$0	$(2,906)	$(16,437)

(o)	Securities with an aggregate market value of $13,872 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$45	$45
Swap Agreements	0	1,155	0	0	121	1,276

	$0	$1,155	$0	$0	$166	$1,321

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,986	$0	$6,986
Swap Agreements	0	3,743	0	0	512	4,255

	$0	$3,743	$0	$6,986	$512	$11,241

	$0	$4,898	$0	$6,986	$678	$12,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$621	$621
Swap Agreements	0	25	0	0	219	244

	$0	$25	$0	$0	$840	$865

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,531	$0	$13,531
Swap Agreements	0	2,906	0	0	0	2,906

	$0	$2,906	$0	$13,531	$0	$16,437

	$0	$2,931	$0	$13,531	$840	$17,302

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,045	$5,045
Swap Agreements	0	16,598	0	0	2,011	18,609

	$0	$16,598	$0	$0	$7,056	$23,654

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(34,568)	$0	$(34,568)
Swap Agreements	0	10,178	0	0	0	10,178

	$0	$10,178	$0	$(34,568)	$0	$(24,390)

	$0	$26,776	$0	$(34,568)	$7,056	$(736)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,757)	$(1,757)
Swap Agreements	0	(2,324)	0	0	(654)	(2,978)

	$0	$(2,324)	$0	$0	$(2,411)	$(4,735)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,253)	$0	$(3,253)
Swap Agreements	0	3,682	0	0	609	4,291

	$0	$3,682	$0	$(3,253)	$609	$1,038

	$0	$1,358	$0	$(3,253)	$(1,802)	$(3,697)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$157,525	$6,827	$164,352
Corporate Bonds & Notes
Banking & Finance	0	504,929	9,099	514,028
Industrials	0	432,812	3,405	436,217
Utilities	0	162,078	0	162,078
Municipal Bonds & Notes
California	0	268	0	268
Illinois	0	7,832	0	7,832
Texas	0	3,872	0	3,872
U.S. Government Agencies	0	203,334	0	203,334
U.S. Treasury Obligations	0	573,890	0	573,890
Non-Agency Mortgage-Backed Securities	0	245,113	0	245,113
Asset-Backed Securities	0	231,760	0	231,760
Sovereign Issues	0	265,348	0	265,348
Common Stocks
Consumer Discretionary	24	0	0	24
Short-Term Instruments
Certificates of Deposit	0	5,105	0	5,105
Repurchase Agreements	0	571	0	571
Argentina Treasury Bills	0	9,164	0	9,164
Mexico Treasury Bills	0	22,623	0	22,623
U.S. Treasury Bills	0	2,028	0	2,028

	$24	$2,828,252	$19,331	$2,847,607

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$269,875	$0	$0	$269,875

Total Investments	$269,899	$2,828,252	$19,331	$3,117,482

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	1,276	0	1,321
Over the counter	0	11,241	0	11,241

	$45	$12,517	$0	$12,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(621)	(244)	0	(865)
Over the counter	0	(16,424)	(13)	(16,437)

	$(621)	$(16,668)	$(13)	$(17,302)

Total Financial Derivative Instruments	$(576)	$(4,151)	$(13)	$(4,740)

Totals	$269,323	$2,824,101	$19,318	$3,112,742

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Spectrum Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		$3,250	$3,250
CDRH Parent, Inc.
9.299% (LIBOR03M + 8.000%) due 07/01/2022 +~		3,000	1,650

Total Loan Participations and Assignments (Cost $6,216)			4,900

CORPORATE BONDS & NOTES 87.2%

BANKING & FINANCE 8.3%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		4,000	2,550
Ally Financial, Inc.
4.625% due 03/30/2025		1,000	1,053
7.500% due 09/15/2020		2,000	2,255
8.000% due 03/15/2020		2,016	2,273
8.000% due 11/01/2031		668	863
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		2,750	2,661
Barclays PLC
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(g)	GBP	2,000	2,938
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,045
CIT Group, Inc.
5.000% due 08/15/2022		3,000	3,254
5.000% due 08/01/2023		2,000	2,160
FBM Finance, Inc.
8.250% due 08/15/2021		5,000	5,375
Infinity Acquisition LLC
7.250% due 08/01/2022		4,000	3,930
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	3,053
5.710% due 01/15/2026		2,000	2,110
7.700% (USSW5 + 5.462%) due 09/17/2025 ~(g)		2,500	2,622
Lloyds Banking Group PLC
7.500% (USSW5 + 4.760%) due 06/27/2024 ~(g)		5,000	5,619
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (b)	EUR	5,000	6,238
Navient Corp.
5.000% due 10/26/2020		$2,000	2,063
5.875% due 10/25/2024		2,000	2,040
6.500% due 06/15/2022		1,500	1,593
8.000% due 03/25/2020		2,000	2,210
Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	2,250	2,715
OneMain Financial Holdings LLC
7.250% due 12/15/2021		$1,000	1,046
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(g)		2,000	2,099
7.648% (US0003M + 2.500%) due 09/30/2031 ~(g)		3,000	3,826
9.118% due 12/03/2017 (g)		350	353
Springleaf Finance Corp.
7.750% due 10/01/2021		1,025	1,160
8.250% due 10/01/2023		1,000	1,145
Tempo Acquisition LLC
6.750% due 06/01/2025		3,500	3,544
UniCredit SpA
8.000% (USSW5 + 5.180%) due 06/03/2024 ~(g)		2,500	2,642
USIS Merger Sub, Inc.
6.875% due 05/01/2025		2,500	2,553

			80,988

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 71.1%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022		$3,000	$2,797
Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,500	2,569
ADT Corp.
4.125% due 06/15/2023		2,000	2,047
4.875% due 07/15/2032		1,000	940
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		5,000	4,837
Aleris International, Inc.
7.875% due 11/01/2020		3,000	3,015
9.500% due 04/01/2021		2,000	2,140
Alpha BV
6.250% due 02/01/2025		3,000	3,067
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,043
6.625% due 02/15/2023		1,000	1,063
7.500% due 05/15/2026		1,000	1,103
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,258
7.625% due 02/15/2025		$2,000	2,165
Altice U.S. Finance Corp.
5.500% due 05/15/2026		2,000	2,115
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	3,105
Antero Resources Corp.
5.000% due 03/01/2025		2,000	2,040
Arconic, Inc.
5.125% due 10/01/2024		3,000	3,202
Ardagh Packaging Finance PLC
6.000% due 02/15/2025		2,000	2,122
7.250% due 05/15/2024		3,000	3,302
Ascend Learning LLC
6.875% due 08/01/2025		3,250	3,437
Ashland LLC
4.750% due 08/15/2022		1,000	1,059
6.875% due 05/15/2043		1,500	1,673
Associated Materials LLC
9.000% due 01/01/2024		4,000	4,355
Avon International Operations, Inc.
7.875% due 08/15/2022		2,000	2,085
BCD Acquisition, Inc.
9.625% due 09/15/2023		2,000	2,212
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,000	1,029
Bombardier, Inc.
7.500% due 03/15/2025		1,000	1,003
8.750% due 12/01/2021		3,000	3,231
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,750	1,752
Boyd Gaming Corp.
6.875% due 05/15/2023		3,000	3,219
Brand Energy & Infrastructure Services, Inc.
8.500% due 07/15/2025		2,750	2,984
Builders FirstSource, Inc.
10.750% due 08/15/2023		1,000	1,145
Burger King France S.A.S.
6.000% due 05/01/2024	EUR	1,250	1,597
Burger King Worldwide, Inc.
5.000% due 10/15/2025		$1,500	1,534
5.000% due 10/15/2025 (a)		1,375	1,406
6.000% due 04/01/2022		1,333	1,376
BWAY Holding Co.
5.500% due 04/15/2024		1,000	1,046
7.250% due 04/15/2025		1,500	1,549
Cablevision Systems Corp.
5.875% due 09/15/2022		1,000	1,038
California Resources Corp.
8.000% due 12/15/2022		2,000	1,308
Camelot Finance S.A.
7.875% due 10/15/2024		2,500	2,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		$2,000	$2,040
CCO Holdings LLC
5.125% due 05/01/2027		2,000	2,032
5.750% due 02/15/2026		5,000	5,262
5.875% due 04/01/2024		3,000	3,191
CD&R Waterworks Merger Sub LLC
6.125% due 08/15/2025		3,000	3,106
Centene Corp.
5.625% due 02/15/2021		1,500	1,564
6.125% due 02/15/2024		1,000	1,084
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	2,045
6.375% due 09/15/2020		1,400	1,433
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	2,000	2,493
Change Healthcare Holdings LLC
5.750% due 03/01/2025		$2,500	2,556
Chemours Co.
7.000% due 05/15/2025		2,000	2,225
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,500	1,553
5.875% due 03/31/2025		1,750	1,890
7.000% due 06/30/2024		1,000	1,141
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,000	1,025
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	1,035
8.000% due 12/15/2022		3,040	3,291
Chobani LLC
7.500% due 04/15/2025		3,000	3,281
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,000	3,094
7.625% due 03/15/2020		2,000	1,980
CommScope Technologies LLC
6.000% due 06/15/2025		2,000	2,147
CommScope, Inc.
5.500% due 06/15/2024		1,000	1,050
Community Health Systems, Inc.
5.125% due 08/01/2021		1,250	1,238
6.250% due 03/31/2023		2,000	1,983
6.875% due 02/01/2022 (j)		3,000	2,366
7.125% due 07/15/2020 (j)		3,000	2,719
Concordia International Corp.
7.000% due 04/15/2023		2,000	335
Constellium NV
5.750% due 05/15/2024		2,250	2,261
6.625% due 03/01/2025		1,000	1,026
Continental Resources, Inc.
4.500% due 04/15/2023		500	503
4.900% due 06/01/2044		1,500	1,369
5.000% due 09/15/2022		1,000	1,020
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		2,000	1
CPG Merger Sub LLC
8.000% due 10/01/2021		7,000	7,262
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)		1,375	1,375
CSC Holdings LLC
5.250% due 06/01/2024		2,000	2,027
10.125% due 01/15/2023		2,000	2,312
DAE Funding LLC
4.500% due 08/01/2022		500	514
5.000% due 08/01/2024		1,000	1,028
DaVita, Inc.
5.000% due 05/01/2025		1,000	989
5.750% due 08/15/2022		1,000	1,026
DBP Holding Corp.
7.750% due 10/15/2020		1,750	954
Dell International LLC
5.875% due 06/15/2021		1,000	1,048
Dell, Inc.
7.100% due 04/15/2028		1,000	1,115

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Diamond BC BV
5.625% due 08/15/2025	EUR	2,350	$2,828
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$1,000	755
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,000	2,160
Diamondback Energy, Inc.
4.750% due 11/01/2024		1,000	1,025
5.375% due 05/31/2025		1,250	1,309
Digicel Group Ltd.
7.125% due 04/01/2022		2,000	1,823
Digicel Ltd.
6.000% due 04/15/2021		1,000	980
DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,065
5.875% due 11/15/2024		2,000	2,103
6.750% due 06/01/2021		2,000	2,205
7.750% due 07/01/2026		1,500	1,725
DJO Finance LLC
10.750% due 04/15/2020		1,000	873
DJO Finco, Inc.
8.125% due 06/15/2021		6,000	5,775
Dynegy, Inc.
7.375% due 11/01/2022		1,000	1,048
7.625% due 11/01/2024		3,000	3,124
Eagle Holding Co. LLC (7.625% Cash and 8.375% PIK)
7.625% due 05/15/2022 (b)		3,000	3,120
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,951
Endo Dac
6.000% due 07/15/2023		1,000	830
6.000% due 02/01/2025		3,000	2,445
Endo Finance LLC
5.375% due 01/15/2023		2,000	1,640
5.750% due 01/15/2022		2,000	1,765
7.250% due 01/15/2022		2,000	1,880
Energy Transfer Equity LP
7.500% due 10/15/2020		2,000	2,262
Ensco PLC
4.500% due 10/01/2024		1,000	835
5.200% due 03/15/2025		1,250	1,056
5.750% due 10/01/2044		3,000	2,167
First Data Corp.
5.000% due 01/15/2024		1,000	1,042
5.750% due 01/15/2024		1,000	1,050
7.000% due 12/01/2023		4,000	4,281
First Quantum Minerals Ltd.
7.000% due 02/15/2021		1,000	1,034
7.250% due 04/01/2023		1,500	1,549
7.500% due 04/01/2025		750	770
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		4,000	4,160
Freeport-McMoRan, Inc.
3.875% due 03/15/2023		2,250	2,227
4.000% due 11/14/2021		2,000	2,020
5.400% due 11/14/2034		3,000	2,880
Fresh Market, Inc.
9.750% due 05/01/2023		2,000	1,240
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	2,000	2,029
Gates Global LLC
6.000% due 07/15/2022		$5,000	5,162
GCP Applied Technologies, Inc.
9.500% due 02/01/2023		2,000	2,265
Genesys Telecommunications Laboratories, Inc.
10.000% due 11/30/2024		2,000	2,265
Grinding Media, Inc.
7.375% due 12/15/2023		3,000	3,262
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	1,016
6.625% due 05/01/2023		1,500	1,526
Halcon Resources Corp.
12.000% due 02/15/2022		2,000	2,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hanesbrands, Inc.
4.625% due 05/15/2024		$2,000	$2,092
HCA Healthcare, Inc.
6.250% due 02/15/2021		3,000	3,255
HCA, Inc.
4.750% due 05/01/2023		3,000	3,184
5.250% due 06/15/2026		1,000	1,080
5.375% due 02/01/2025		2,000	2,112
5.875% due 03/15/2022		1,000	1,110
6.500% due 02/15/2020		2,000	2,182
7.500% due 02/15/2022		1,000	1,150
HD Supply, Inc.
5.750% due 04/15/2024		2,250	2,413
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	5,150
Hertz Corp.
5.500% due 10/15/2024 (j)		1,500	1,358
Hexion, Inc.
6.625% due 04/15/2020		1,500	1,350
9.000% due 11/15/2020		1,250	828
High Ridge Brands Co.
8.875% due 03/15/2025		1,750	1,676
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	1,070
7.625% due 01/15/2025		1,750	1,903
iHeartCommunications, Inc.
9.000% due 03/01/2021		3,000	2,147
9.000% due 09/15/2022		250	178
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	3,000	3,758
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$2,000	2,040
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		2,000	2,042
Informatica LLC
7.125% due 07/15/2023		3,500	3,535
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,500	2,131
7.250% due 10/15/2020		1,750	1,693
7.500% due 04/01/2021		750	714
8.000% due 02/15/2024		2,000	2,155
9.750% due 07/15/2025		2,000	2,025
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		868	564
International Game Technology PLC
6.250% due 02/15/2022		3,000	3,331
6.500% due 02/15/2025		2,000	2,257
Jaguar Holding Co.
6.375% due 08/01/2023		6,000	6,292
JC Penney Corp., Inc.
5.875% due 07/01/2023		1,000	1,014
KFC Holding Co.
5.250% due 06/01/2026		2,000	2,125
Kinetic Concepts, Inc.
12.500% due 11/01/2021		6,000	6,705
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		5,000	4,887
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		1,000	1,048
4.875% due 11/01/2026		2,000	2,105
Lion/Seneca France S.A.S.
7.875% due 04/15/2019	EUR	1,000	1,187
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$2,000	1,715
5.500% due 04/15/2025		1,500	1,358
5.750% due 08/01/2022		2,000	1,965
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		3,000	2,872
MGM Resorts International
6.000% due 03/15/2023		3,000	3,315
6.625% due 12/15/2021		3,000	3,382
7.750% due 03/15/2022		2,000	2,340
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	2,035

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		$4,000	$4,310
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	1,000	1,260
10.500% due 10/15/2023 +(h)		2,000	2,614
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (j)		$1,500	788
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	2,500	2,277
Newfield Exploration Co.
5.625% due 07/01/2024		$4,000	4,310
5.750% due 01/30/2022		1,000	1,073
Noble Holding International Ltd.
4.625% due 03/01/2021		500	463
4.900% due 08/01/2020		115	112
7.750% due 01/15/2024 (j)		1,000	893
Norican A/S
4.500% due 05/15/2023	EUR	2,500	2,988
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019		1,628	1,872
Novelis Corp.
5.875% due 09/30/2026		$3,000	3,052
6.250% due 08/15/2024		3,000	3,136
NXP BV
4.125% due 06/01/2021		1,750	1,835
4.625% due 06/01/2023		1,750	1,886
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		12,000	11,820
Pactiv LLC
7.950% due 12/15/2025		2,000	2,260
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,250	1,251
5.250% due 08/15/2022		1,500	1,564
5.500% due 02/15/2024		1,000	1,053
PetSmart, Inc.
7.125% due 03/15/2023		4,000	3,131
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^(c)	GBP	2,000	121
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		$2,000	2,070
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		1,000	1,028
5.875% due 01/15/2024		2,000	2,130
Pinnacle Operating Corp.
9.000% due 05/15/2023		494	472
Platform Specialty Products Corp.
6.500% due 02/01/2022		3,000	3,116
Ply Gem Industries, Inc.
6.500% due 02/01/2022		5,000	5,233
Post Holdings, Inc.
5.000% due 08/15/2026		4,000	4,002
5.500% due 03/01/2025		1,000	1,040
5.750% due 03/01/2027		2,500	2,587
PRA Holdings, Inc.
9.500% due 10/01/2023		6,000	6,570
Precision Drilling Corp.
5.250% due 11/15/2024		1,000	925
6.625% due 11/15/2020		224	226
7.750% due 12/15/2023		1,500	1,538
Prestige Brands, Inc.
5.375% due 12/15/2021		1,000	1,034
6.375% due 03/01/2024		2,000	2,160
Prime Security Services Borrower LLC
9.250% due 05/15/2023		4,000	4,424
Quintiles IMS, Inc.
5.000% due 10/15/2026		4,000	4,250
Quorum Health Corp.
11.625% due 04/15/2023 (j)		1,500	1,388
Range Resources Corp.
5.000% due 08/15/2022		2,000	2,008
5.000% due 03/15/2023		1,000	998
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (j)		1,500	1,166

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	$2,000	$2,038
7.000% due 07/15/2024	2,000	2,134
Rite Aid Corp.
6.125% due 04/01/2023	3,000	2,929
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,500	1,519
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,250	1,394
Rowan Cos., Inc.
4.750% due 01/15/2024	1,000	880
4.875% due 06/01/2022	1,000	940
5.850% due 01/15/2044	2,000	1,600
7.375% due 06/15/2025	1,500	1,474
RP Crown Parent LLC
7.375% due 10/15/2024	1,000	1,026
Scientific Games International, Inc.
6.250% due 09/01/2020	1,900	1,933
10.000% due 12/01/2022	3,000	3,334
Sensata Technologies BV
4.875% due 10/15/2023	2,000	2,110
5.625% due 11/01/2024	1,500	1,658
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026	1,500	1,650
ServiceMaster Co. LLC
5.125% due 11/15/2024	2,000	2,060
7.450% due 08/15/2027	3,000	3,292
SFR Group S.A.
6.000% due 05/15/2022	2,000	2,092
7.375% due 05/01/2026	4,000	4,325
Sinclair Television Group, Inc.
5.625% due 08/01/2024	2,000	2,057
5.875% due 03/15/2026	1,000	1,024
SiTV LLC
10.375% due 07/01/2019	1,750	1,194
Sophia LP
9.000% due 09/30/2023	4,000	4,165
Southwestern Energy Co.
4.100% due 03/15/2022	3,000	2,910
6.700% due 01/23/2025	2,000	2,035
Spectrum Brands, Inc.
5.750% due 07/15/2025	2,000	2,140
6.625% due 11/15/2022	2,000	2,090
Standard Industries, Inc.
5.000% due 02/15/2027	1,750	1,829
5.375% due 11/15/2024	1,000	1,068
6.000% due 10/15/2025	2,000	2,192
Station Casinos LLC
5.000% due 10/01/2025	500	502
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023	2,500	2,606
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	4,000	4,090
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022	2,557	2,615
Syniverse Holdings, Inc.
9.125% due 01/15/2019	443	442
T-Mobile USA, Inc.
6.375% due 03/01/2025	1,500	1,619
6.500% due 01/15/2026	2,000	2,212
6.625% due 04/01/2023	1,000	1,055
6.836% due 04/28/2023	2,250	2,382
Team Health Holdings, Inc.
6.375% due 02/01/2025	5,000	4,750
Teck Resources Ltd.
4.500% due 01/15/2021	3,000	3,161
5.400% due 02/01/2043	500	508
6.125% due 10/01/2035	3,000	3,375
TEGNA, Inc.
4.875% due 09/15/2021	750	771
5.500% due 09/15/2024	1,000	1,056
Teine Energy Ltd.
6.875% due 09/30/2022	2,000	2,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tempur Sealy International, Inc.
5.500% due 06/15/2026		$2,500	$2,562
Tenet Healthcare Corp.
5.125% due 05/01/2025		1,000	989
6.750% due 06/15/2023 (j)		4,000	3,845
6.875% due 11/15/2031		1,000	880
7.000% due 08/01/2025		2,000	1,885
8.125% due 04/01/2022		3,500	3,570
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	1,678
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,672
TI Group Automotive Systems LLC
8.750% due 07/15/2023		2,000	2,130
TransDigm, Inc.
6.000% due 07/15/2022		1,000	1,040
6.375% due 06/15/2026		1,000	1,027
6.500% due 07/15/2024		1,500	1,553
Transocean, Inc.
5.800% due 10/15/2022		1,000	988
6.800% due 03/15/2038 (j)		1,500	1,230
7.500% due 04/15/2031		2,500	2,287
9.000% due 07/15/2023		3,000	3,247
U.S. Concrete, Inc.
6.375% due 06/01/2024		3,000	3,247
U.S. Foods, Inc.
5.875% due 06/15/2024		2,500	2,631
United Rentals North America, Inc.
5.500% due 07/15/2025		3,000	3,232
7.625% due 04/15/2022		424	442
Unitymedia GmbH
3.750% due 01/15/2027	EUR	2,000	2,393
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		$2,000	2,112
Univision Communications, Inc.
5.125% due 02/15/2025		4,000	4,045
6.750% due 09/15/2022		1,831	1,905
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	2,000	2,349
5.375% due 01/15/2025		$2,000	2,090
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,500	3,547
5.625% due 12/01/2021		$2,000	1,880
5.875% due 05/15/2023		1,500	1,329
7.000% due 03/15/2024		2,000	2,135
7.250% due 07/15/2022		2,500	2,447
7.500% due 07/15/2021		2,000	2,000
Virgin Media Finance PLC
6.000% due 10/15/2024		2,000	2,110
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	2,000	2,766
5.250% due 01/15/2026		$2,500	2,612
Vizient, Inc.
10.375% due 03/01/2024		2,500	2,881
Wabash National Corp.
5.500% due 10/01/2025		2,000	2,045
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		1,631	1,643
Weatherford International Ltd.
4.500% due 04/15/2022 (j)		1,000	935
7.000% due 03/15/2038		1,250	1,119
7.750% due 06/15/2021		1,000	1,044
8.250% due 06/15/2023		1,000	1,033
Welbilt, Inc.
9.500% due 02/15/2024		1,500	1,731
West Street Merger Sub, Inc.
6.375% due 09/01/2025		3,000	3,000
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,000	1,005
5.750% due 03/15/2021 (j)		1,000	985
Williams Cos., Inc.
4.550% due 06/24/2024		3,000	3,120
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		1,000	1,013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 04/23/2021	EUR	1,000	$1,231
7.375% due 04/23/2021		$2,000	2,081
Wittur International Holding GmbH
8.500% due 02/15/2023	EUR	3,000	3,724
WPX Energy, Inc.
6.000% due 01/15/2022		$1,000	1,039
8.250% due 08/01/2023		1,000	1,126
Wrangler Buyer Corp.
6.000% due 10/01/2025		2,000	2,045
Wynn Las Vegas LLC
5.250% due 05/15/2027		2,000	2,040
5.500% due 03/01/2025		3,000	3,131
Wynn Macau Ltd.
5.500% due 10/01/2027		750	763
Yum! Brands, Inc.
6.875% due 11/15/2037		1,750	1,932
Zayo Group LLC
5.750% due 01/15/2027		2,000	2,125
Zekelman Industries, Inc.
9.875% due 06/15/2023		4,000	4,520
ZF North America Capital, Inc.
4.750% due 04/29/2025		5,000	5,294
Ziggo Bond Finance BV
6.000% due 01/15/2027		2,000	2,075
Ziggo Secured Finance BV
5.500% due 01/15/2027		3,000	3,082

			698,764

UTILITIES 7.8%
Blue Racer Midstream LLC
6.125% due 11/15/2022		3,000	3,127
Calpine Corp.
5.375% due 01/15/2023		2,000	1,955
5.750% due 01/15/2025		3,000	2,846
CenturyLink, Inc.
5.800% due 03/15/2022		2,000	2,000
EP Energy LLC
9.375% due 05/01/2020		2,000	1,675
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021		3,500	3,710
Frontier Communications Corp.
10.500% due 09/15/2022		2,000	1,750
11.000% due 09/15/2025		2,000	1,710
Genesis Energy LP
6.750% due 08/01/2022		2,000	2,055
Great Western Petroleum LLC
9.000% due 09/30/2021		2,500	2,528
Jonah Energy LLC
7.250% due 10/15/2025 (a)		750	757
NGL Energy Partners LP
6.125% due 03/01/2025		1,250	1,169
NGPL PipeCo LLC
4.375% due 08/15/2022		750	780
4.875% due 08/15/2027		750	788
NRG Energy, Inc.
6.250% due 07/15/2022		1,000	1,055
6.250% due 05/01/2024		1,000	1,045
6.625% due 01/15/2027		2,500	2,631
7.625% due 01/15/2018		667	679
Parsley Energy LLC
5.250% due 08/15/2025		4,000	4,085
Sprint Capital Corp.
8.750% due 03/15/2032		3,000	3,844
Sprint Communications, Inc.
6.000% due 11/15/2022		3,000	3,239
7.000% due 08/15/2020		2,500	2,738
Sprint Corp.
7.250% due 09/15/2021		3,000	3,341
7.625% due 02/15/2025		3,000	3,457
7.875% due 09/15/2023		5,000	5,812
Tallgrass Energy Partners LP
5.500% due 09/15/2024		3,000	3,098

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Targa Resources Partners LP
5.250% due 05/01/2023	$3,000	$3,068
Telecom Italia Capital S.A.
6.375% due 11/15/2033	3,000	3,469
Telecom Italia SpA
5.303% due 05/30/2024	5,000	5,456
TerraForm Power Operating LLC
6.375% due 02/01/2023	3,000	3,135

		77,002

Total Corporate Bonds & Notes (Cost $831,850)		856,754

CONVERTIBLE BONDS & NOTES 0.1%

UTILITIES 0.1%
CHC Group LLC
0.000% due 10/01/2020 (e)(h)	538	826

Total Convertible Bonds & Notes (Cost $394)		826

	SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	16

ENERGY 0.0%
Warren Resources, Inc. +	13,442	18

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (d)(h)	21,410	41
NVHL S.A. ‘B’ (d)(h)	21,410	41
NVHL S.A. ‘C’ (d)(h)	21,410	41
NVHL S.A. ‘D’ (d)(h)	21,410	41

	SHARES	MARKET VALUE (000S)
NVHL S.A. ‘E’ (d)(h)	21,410	$41
NVHL S.A. ‘F’ (d)(h)	21,410	40
NVHL S.A. ‘G’ (d)(h)	21,410	40
NVHL S.A. ‘H’ (d)(h)	21,410	40
NVHL S.A. ‘I’ (d)(h)	21,410	40
NVHL S.A. ‘J’ (d)(h)	21,410	40

		405

INDUSTRIALS 0.0%
CHC Group LLC +(d)	10,468	94

Total Common Stocks (Cost $4,285)		533

WARRANTS 0.0%

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 +	517,500	30

Total Warrants (Cost $0)		30

PREFERRED SECURITIES 0.2%

INDUSTRIALS 0.2%
Pinnacle Agriculture Holdings LLC
3.000% +(h)	505,811	237
Sequa Corp.
9.000% +	2,400	2,280

Total Preferred Securities (Cost $2,724)		2,517

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (i) 0.1%
		660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
1.031% due 01/04/2018 (e)(f)(m)	$336	$335

Total Short-Term Instruments (Cost $995)		995

Total Investments in Securities (Cost $846,464)		866,555

	SHARES
INVESTMENTS IN AFFILIATES 12.3%

SHORT-TERM INSTRUMENTS 12.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio III	12,267,201	121,261

Total Short-Term Instruments (Cost $121,270)		121,261

Total Investments in Affiliates (Cost $121,270)		121,261

Total Investments 100.5% (Cost $967,734)		$987,816

Financial Derivative Instruments (k)(l) 0.1% (Cost or Premiums, net $1,033)		674

Other Assets and Liabilities, net (0.6)%		(5,686)

Net Assets 100.0%		$982,804

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$395	$826	0.08%
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	2,139	2,614	0.27
NVHL S.A. ‘A’	03/09/2012	69	41	0.01
NVHL S.A. ‘B’	03/09/2012	69	41	0.01
NVHL S.A. ‘C’	03/09/2012	69	41	0.01
NVHL S.A. ‘D’	03/09/2012	69	41	0.01
NVHL S.A. ‘E’	03/09/2012	70	41	0.01
NVHL S.A. ‘F’	03/09/2012	70	40	0.00

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘G’	03/09/2012	$70	$40	0.00%
NVHL S.A. ‘H’	03/09/2012	70	40	0.00
NVHL S.A. ‘I’	03/09/2012	70	40	0.00
NVHL S.A. ‘J’	03/09/2012	70	40	0.00
Pinnacle Agriculture Holdings LLC 3.000%	09/13/2013	324	237	0.02

		$3,554	$4,082	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$660	U.S. Treasury Notes 2.625% due 08/15/2020	$(676)	$660	$660

Total Repurchase Agreements						$(676)	$660	$660

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(3.250)%	09/11/2017	TBD	(3)	$(1,227)	$(1,225)
	(3.250)	10/05/2017	10/05/2019		(818)	(818)
	(1.750)	05/05/2017	TBD	(3)	(834)	(828)
	(1.750)	09/11/2017	TBD	(3)	(750)	(749)
	(1.500)	08/23/2017	TBD	(3)	(2,544)	(2,540)
	(0.500)	05/23/2017	TBD	(3)	(872)	(870)
	(0.250)	05/17/2017	TBD	(3)	(907)	(906)
	(0.050)	08/01/2017	TBD	(3)	(3,609)	(3,609)
	0.100	09/21/2017	TBD	(3)	(362)	(362)
	0.100	09/27/2017	TBD	(3)	(705)	(705)
	0.500	08/18/2017	TBD	(3)	(1,033)	(1,034)
	0.500	09/15/2017	TBD	(3)	(2,228)	(2,228)
RDR	(1.000)	03/17/2017	TBD	(3)	(366)	(364)

Total Reverse Repurchase Agreements						$(16,238)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(15,874)	$0	$(15,874)	$16,514	$640
FICC	660	0	0	660	(676)	(16)
RDR	0	(364)	0	(364)	263	(101)

Total Borrowings and Other Financing Transactions	$660	$(16,238)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(15,420)	$(15,420)

Total Borrowings	$0	$0	$0	$(15,420)	$(15,420)

Payable for reverse repurchase agreements(5)					$(15,420)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

(j)	Securities with an aggregate market value of $16,776 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(14,986) at a weighted average interest rate of (1.031)%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(818) is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$15,000	$1,033	$143	$1,176	$35	$0

Total Swap Agreements					$1,033	$143	$1,176	$35	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$35	$35	$0	$0	$0	$ 0

Cash of $1,590 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$44,162	EUR	37,672	$362	$0
	11/2017	EUR	37,672		$44,234	0	(361)
CBK	10/2017		989		1,180	11	0
JPM	10/2017		37,194		44,927	968	0
	10/2017		$613	EUR	511	0	(9)
	10/2017		10,481	GBP	7,828	8	0
	11/2017	GBP	7,828		$10,492	0	(8)
SOG	10/2017		7,828		10,166	0	(323)
UAG	10/2017	EUR	1,951		2,297	0	(9)

Total Forward Foreign Currency Contracts						$1,349	$(710)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$362	$0	$0	$362	$(361)	$0	$0	$(361)	$1	$0	$1
CBK	11	0	0	11	0	0	0	0	11	0	11
JPM	976	0	0	976	(17)	0	0	(17)	959	(1,020)	(61)
SOG	0	0	0	0	(323)	0	0	(323)	(323)	335	12
UAG	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)

Total Over the Counter	$1,349	$0	$0	$1,349	$(710)	$0	$0	$(710)

(m)	Securities with an aggregate market value of $335 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$35	$0	$0	$0	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,349	$0	$1,349

	$0	$35	$0	$1,349	$0	$1,384

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$710	$0	$710

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$498	$0	$0	$(1)	$497

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,456)	$0	$(7,456)
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$(7,456)	$0	$(7,455)

	$0	$499	$0	$(7,456)	$(1)	$(6,958)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(2)	$0	$0	$0	$(2)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,215	$0	$1,215

	$0	$(2)	$0	$1,215	$0	$1,213

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,250	$1,650	$4,900
Corporate Bonds & Notes
Banking & Finance	0	80,988	0	80,988
Industrials	1,375	694,775	2,614	698,764
Utilities	0	77,002	0	77,002
Convertible Bonds & Notes
Utilities	0	826	0	826
Common Stocks
Consumer Discretionary	16	0	0	16
Energy	0	0	18	18
Health Care	0	405	0	405
Industrials	0	0	94	94
Warrants
Information Technology	0	0	30	30
Preferred Securities
Industrials	0	0	2,517	2,517
Short-Term Instruments
Repurchase Agreements	0	660	0	660
U.S. Treasury Bills	0	335	0	335

	$1,391	$858,241	$6,923	$866,555

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121,261	$0	$0	$121,261

Total Investments	$122,652	$858,241	$6,923	$987,816

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	35	0	35
Over the counter	0	1,349	0	1,349

	$0	$1,384	$0	$1,384

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(710)	$0	$(710)

Total Financial Derivative Instruments	$0	$674	$0	$674

Totals	$122,652	$858,915	$6,923	$988,490

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long-Term Credit Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.4%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 +	$2,798	$2,821
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 +(h)	11,628	11,904
Brand Energy & Infrastructure Services, Inc.
5.514% - 5.583% due 06/21/2024	2,993	3,010
CenturyLink, Inc.
2.750% due 01/31/2025 ~	8,600	8,350
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~	9,000	9,067
Delta Air Lines, Inc.
3.196% (LIBOR03M + 1.900%) due 09/30/2019 +~(h)	15,509	15,506
3.311% (LIBOR03M + 2.000%) due 05/09/2019 +~(h)	3,961	3,962
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~	7,182	7,263
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	32,396	32,585
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041 +	3,910	3,908
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~	19,164	19,259
Lightstone Generation LLC
5.735% (LIBOR03M + 4.500%) due 01/30/2024 ~	4,301	4,294
MA FinanceCo. LLC
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~	142	142
Manitowoc Foodservice, Inc.
3.985% (LIBOR03M + 2.750%) due 03/03/2023 ~	836	842
McAfee LLC
TBD% due 09/21/2024	900	905
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024 ~	4,725	4,706
Nielsen Finance LLC
3.235% (LIBOR03M + 2.000%) due 10/04/2023 ~	397	398
Norwegian Air Shuttle
3.330% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 +~(h)	15,661	15,514
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 +~(h)	9,797	9,955
Parexel International Corp.
TBD% due 08/07/2024	600	605
Rise Ltd.
4.750% due 01/31/2021 +(h)	3,304	3,365
Seattle Spinco, Inc.
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~	958	960
Tempo Acquisition LLC
4.235% (LIBOR03M + 3.000%) due 05/01/2024 ~	998	999
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~	1,523	1,528
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~	6,627	6,648
Traverse Midstream Partners LLC
TBD% due 09/27/2024	400	405

Total Loan Participations and Assignments (Cost $167,979)		168,901

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 70.2%

BANKING & FINANCE 25.2%
Allstate Corp.
6.500% (US0003M + 2.120%) due 05/15/2067 ~		$1,400	$1,683
Ally Financial, Inc.
8.000% due 11/01/2031		4,000	5,178
American Financial Group, Inc.
4.500% due 06/15/2047		1,400	1,450
American International Group, Inc.
4.375% due 01/15/2055		13,200	12,826
4.800% due 07/10/2045		6,291	6,888
American Tower Corp.
3.125% due 01/15/2027		6,300	6,053
3.375% due 10/15/2026		3,500	3,465
Arch Capital Finance LLC
5.031% due 12/15/2046		500	559
AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	6,965
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		1,673	1,664
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(g)	EUR	10,000	12,348
Banco General S.A.
4.125% due 08/07/2027		$900	901
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(g)	EUR	9,300	11,655
Bank of America Corp.
3.300% due 01/11/2023		$575	589
3.593% (US0003M + 1.370%) due 07/21/2028 ~		7,200	7,266
3.875% due 08/01/2025		4,500	4,717
7.750% due 05/14/2038		7,700	11,342
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,532
Bank One Capital
8.750% due 09/01/2030		275	401
Barclays Bank PLC
7.625% due 11/21/2022		200	230
Barclays PLC
3.650% due 03/16/2025		4,400	4,414
4.337% due 01/10/2028		2,400	2,482
4.375% due 01/12/2026		5,000	5,227
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(g)	GBP	800	1,175
BGC Partners, Inc.
5.375% due 12/09/2019		$10,775	11,346
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,800	2,751
6.500% due 03/20/2021		17,619	17,883
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(g)		4,900	5,543
Brighthouse Financial, Inc.
4.700% due 06/22/2047		6,700	6,567
Brookfield Finance, Inc.
4.700% due 09/20/2047		1,800	1,819
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,613
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	1,982
Citigroup, Inc.
3.200% due 10/21/2026		11,200	11,047
3.400% due 05/01/2026		1,000	1,004
3.668% (US0003M + 1.390%) due 07/24/2028 ~		2,300	2,320
4.750% due 05/18/2046		11,800	12,873
8.125% due 07/15/2039		2,900	4,599
CoBank ACB
6.250% (US0003M + 4.660%) due 10/01/2026 ~(g)		3,700	4,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$200	$211
Credit Suisse AG
6.500% due 08/08/2023		7,675	8,692
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	2,022
Crown Castle International Corp.
4.000% due 03/01/2027		200	205
4.750% due 05/15/2047		2,400	2,460
Depository Trust & Clearing Corp.
4.875% (US0003M + 3.167%) due 06/15/2020 ~(g)		8,250	8,611
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,656
Digital Realty Trust LP
3.700% due 08/15/2027		1,500	1,518
Discover Bank
3.450% due 07/27/2026		2,000	1,969
Doctors Co.
6.500% due 10/15/2023		10,150	11,432
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	1,940	1,951
5.000% due 10/31/2020 +~		1,573	1,584
5.000% due 06/23/2022 +~		5,054	5,085
EPR Properties
4.500% due 06/01/2027		$1,567	1,589
ERP Operating LP
4.500% due 07/01/2044		1,500	1,608
4.500% due 06/01/2045		1,200	1,290
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,574
Exeter Finance Corp.
9.750% due 05/20/2019 +		6,300	6,147
Farmers Exchange Capital
5.454% (US0003M + 3.454%) due 10/15/2054 ~		10,200	10,927
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,633
First American Financial Corp.
4.300% due 02/01/2023		900	931
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,486
FMR LLC
6.450% due 11/15/2039		4,500	6,023
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,100	1,149
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		32,615	35,618
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,356
4.750% due 10/21/2045		9,925	11,098
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,930
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,694
4.500% due 10/15/2037		2,500	2,538
Guardian Life Insurance Co. of America
7.375% due 09/30/2039		6,625	9,486
Hartford Financial Services Group, Inc.
3.440% (US0003M + 2.125%) due 02/12/2067 ~		2,900	2,791
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	2,002
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	3,123
4.041% (US0003M + 1.546%) due 03/13/2028 ~		5,300	5,539
5.250% (EUSA5 + 4.383%) due 09/16/2022 ~(g)	EUR	4,000	5,105
6.000% (EUSA5 + 5.338%) due 09/29/2023 ~(g)		1,055	1,409
6.500% due 09/15/2037		$100	133

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.800% due 06/01/2038		$220	$302
7.625% due 05/17/2032		1,800	2,419
Jefferies Finance LLC
7.375% due 04/01/2020		11,800	12,213
JPMorgan Chase & Co.
4.032% (US0003M + 1.460%) due 07/24/2048 ~		4,300	4,389
6.100% (US0003M + 3.330%) due 10/01/2024 ~(g)		6,000	6,630
6.125% (US0003M + 3.330%) due 04/30/2024 ~(g)		14,200	15,655
7.900% (US0003M + 3.470%) due 04/30/2018 ~(g)		15,000	15,469
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		9,600	9,775
Kimco Realty Corp.
4.450% due 09/01/2047		2,000	1,996
Legg Mason, Inc.
5.625% due 01/15/2044		300	327
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		900	1,177
Lloyds Banking Group PLC
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(g)	GBP	500	804
Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	8,877
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,606
4.350% due 01/30/2047		200	214
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		1,805	2,931
MetLife Capital Trust
7.875% due 12/15/2067		11,950	16,073
Morgan Stanley
4.000% due 07/23/2025		15,000	15,824
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,594
10.250% ~(g)	GBP	7	1,421
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	4,158
Navient Corp.
5.625% due 08/01/2033		12,175	10,572
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	422
4.875% due 04/15/2045		1,700	1,648
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	9,223
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	647
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		4,900	4,927
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		600	618
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	24,049
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,374
Pinnacol Assurance
8.625% due 06/25/2034 (h)		7,000	7,509
Progressive Corp.
4.125% due 04/15/2047		500	527
Prudential Financial, Inc.
5.200% (US0003M + 3.040%) due 03/15/2044 ~		5,000	5,322
Regency Centers LP
4.400% due 02/01/2047		800	800
Rio Oil Finance Trust
9.250% due 07/06/2024		3,660	3,822
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,838
Santander UK Group Holdings PLC
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(g)	GBP	600	874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SL Green Realty Corp.
4.500% due 12/01/2022		$2,800	$2,907
Spirit Realty LP
4.450% due 09/15/2026		2,000	2,000
Springleaf Finance Corp.
6.125% due 05/15/2022		4,300	4,565
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,730
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	4,995	7,067
Suzano Austria GmbH
7.000% due 03/16/2047 (j)		$8,400	9,197
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,624
4.375% (US0003M + 2.661%) due 09/15/2054 ~		4,000	4,055
6.850% due 12/16/2039		371	512
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	783	1,144
5.661% due 10/13/2041		4,243	6,295
5.744% due 04/13/2040		98	147
7.623% due 07/13/2039		3,352	5,857
Trust F
6.950% due 01/30/2044		$6,400	7,096
U.S. Bancorp
5.300% (US0003M + 2.914%) due 04/15/2027 ~(g)		3,600	3,933
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		5,800	5,889
7.625% due 08/17/2022		13,050	15,415
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		6,600	6,947
UDR, Inc.
4.000% due 10/01/2025		600	626
VEREIT Operating Partnership LP
3.950% due 08/15/2027		1,100	1,097
4.875% due 06/01/2026		300	322
Visa, Inc.
4.300% due 12/14/2045		9,900	10,977
Vonovia Finance BV
3.200% due 10/02/2017		200	200
Wachovia Capital Trust
5.570% (US0003M + 0.930%) due 12/01/2017 ~(g)		1,180	1,184
Washington Prime Group LP
5.950% due 08/15/2024		4,800	4,902
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,429
Wells Fargo & Co.
3.550% due 09/29/2025		7,400	7,602
3.900% due 05/01/2045		17,400	17,546
5.375% due 02/07/2035		1,600	1,924
5.375% due 11/02/2043		3,100	3,661
5.900% (US0003M + 3.110%) due 06/15/2024 ~(g)		3,000	3,270
7.980% (US0003M + 3.770%) due 03/15/2018 ~(g)		6,033	6,222
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	5,071
Welltower, Inc.
5.125% due 03/15/2043		2,300	2,508
6.500% due 03/15/2041		900	1,143
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	21,180
7.950% due 03/15/2025		200	252
XLIT Ltd.
5.500% due 03/31/2045		2,000	2,110

			792,655

INDUSTRIALS 33.6%
AbbVie, Inc.
2.850% due 05/14/2023		200	202
4.450% due 05/14/2046		7,000	7,394
4.700% due 05/14/2045		11,100	12,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Activision Blizzard, Inc.
4.500% due 06/15/2047	$800	$811
Adecoagro S.A.
6.000% due 09/21/2027	900	900
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	1,400	1,458
Allergan Funding SCS
4.550% due 03/15/2035	5,700	6,097
4.850% due 06/15/2044	3,300	3,625
Amazon.com, Inc.
3.875% due 08/22/2037	1,800	1,825
4.050% due 08/22/2047	9,300	9,444
American Airlines Pass Through Trust
3.200% due 12/15/2029	2,825	2,835
Amgen, Inc.
4.663% due 06/15/2051	34,053	37,490
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	2,019
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,774
6.450% due 09/15/2036	1,100	1,312
6.600% due 03/15/2046	300	373
7.000% due 11/15/2027	600	686
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	10,000	11,104
4.900% due 02/01/2046	22,700	25,938
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042	5,600	6,362
Apache Corp.
5.250% due 02/01/2042	2,300	2,441
Apple, Inc.
3.200% due 05/11/2027	9,200	9,374
3.750% due 09/12/2047	1,600	1,594
4.250% due 02/09/2047	8,000	8,621
4.375% due 05/13/2045	400	437
BAT Capital Corp.
4.390% due 08/15/2037	1,300	1,329
4.540% due 08/15/2047	6,700	6,918
Biogen, Inc.
5.200% due 09/15/2045	1,000	1,169
Braskem America Finance Co.
7.125% due 07/22/2041	6,800	7,752
Broadcom Corp.
3.875% due 01/15/2027	8,500	8,767
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	24,084
4.550% due 09/01/2044	3,200	3,555
Canadian Pacific Railway Co.
6.125% due 09/15/2115	6,100	7,794
CBS Corp.
4.600% due 01/15/2045	2,150	2,195
4.900% due 08/15/2044	5,700	5,933
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	500	507
Cenovus Energy, Inc.
5.250% due 06/15/2037	2,050	2,040
5.400% due 06/15/2047	1,175	1,182
6.750% due 11/15/2039	200	231
Charter Communications Operating LLC
5.375% due 05/01/2047	10,900	11,321
6.384% due 10/23/2035	800	938
6.484% due 10/23/2045	5,900	6,958
6.834% due 10/23/2055	12,555	15,290
Church & Dwight Co., Inc.
3.950% due 08/01/2047	900	895
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,431
4.375% due 06/01/2024	200	212
Comcast Corp.
3.400% due 07/15/2046	5,500	5,080
4.000% due 08/15/2047	9,400	9,578
4.750% due 03/01/2044	1,300	1,456
6.450% due 03/15/2037	1,900	2,544
6.950% due 08/15/2037	4,500	6,283

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Concho Resources, Inc.
4.875% due 10/01/2047	$600	$627
Constellation Brands, Inc.
3.500% due 05/09/2027	700	712
4.500% due 05/09/2047	1,200	1,264
Corp. Nacional del Cobre de Chile
4.500% due 08/01/2047	5,100	5,203
Covey Park Energy LLC
7.500% due 05/15/2025	750	779
Cox Communications, Inc.
4.500% due 06/30/2043	300	277
4.700% due 12/15/2042	9,600	9,025
4.800% due 02/01/2035	4,800	4,765
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)	3,200	3,200
CSN Resources S.A.
6.500% due 07/21/2020	1,200	1,062
CSX Corp.
4.750% due 05/30/2042	2,946	3,214
5.500% due 04/15/2041	400	477
CVS Pass-Through Trust
4.704% due 01/10/2036	1,703	1,828
7.507% due 01/10/2032	15,141	18,777
8.353% due 07/10/2031	323	420
Dell International LLC
4.420% due 06/15/2021	1,400	1,471
6.020% due 06/15/2026	3,000	3,336
8.100% due 07/15/2036	17,000	21,323
8.350% due 07/15/2046	7,700	9,867
Discovery Communications LLC
5.200% due 09/20/2047	5,100	5,192
DP World Ltd.
6.850% due 07/02/2037	3,800	4,706
Dynegy, Inc.
8.000% due 01/15/2025	1,300	1,352
8.034% due 02/02/2024	185	184
Ecopetrol S.A.
7.375% due 09/18/2043	13,500	15,433
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	12,017
Eli Lilly & Co.
3.950% due 05/15/2047	1,000	1,037
Enbridge, Inc.
4.500% due 06/10/2044	5,771	5,824
Encana Corp.
7.200% due 11/01/2031	1,700	2,087
Endo Dac
5.875% due 10/15/2024	200	210
6.000% due 07/15/2023	2,550	2,116
6.000% due 02/01/2025	3,300	2,689
Endo Finance LLC
5.375% due 01/15/2023	1,000	820
Energy Transfer LP
5.150% due 03/15/2045	3,500	3,430
6.125% due 12/15/2045	12,800	14,099
6.500% due 02/01/2042	4,400	4,992
7.500% due 07/01/2038	14,004	17,233
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,200	1,243
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	19,283
4.850% due 03/15/2044	13,179	14,196
5.250% due 08/16/2077 ~	2,900	2,933
5.950% due 02/01/2041	600	722
ERAC USA Finance LLC
3.300% due 12/01/2026	100	98
4.200% due 11/01/2046	1,400	1,343
4.500% due 02/15/2045	100	100
7.000% due 10/15/2037	1,000	1,313
FedEx Corp.
4.550% due 04/01/2046	1,000	1,069
4.750% due 11/15/2045	5,800	6,338
Ford Motor Co.
5.291% due 12/08/2046	1,500	1,570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Co.
6.875% due 01/10/2039	$500	$734
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,202
Georgia-Pacific LLC
8.875% due 05/15/2031	300	462
Gilead Sciences, Inc.
4.150% due 03/01/2047	5,465	5,643
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	500	687
Harris Corp.
5.054% due 04/27/2045	2,200	2,528
HCA, Inc.
5.500% due 06/15/2047	5,000	5,194
Heineken NV
4.350% due 03/29/2047	3,000	3,188
Hess Corp.
5.800% due 04/01/2047	1,400	1,438
7.300% due 08/15/2031	1,974	2,314
Humana, Inc.
4.800% due 03/15/2047	2,700	3,017
Imperial Brands Finance PLC
2.950% due 07/21/2020	600	609
Intel Corp.
4.100% due 05/11/2047	3,000	3,186
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	100	103
International Paper Co.
4.400% due 08/15/2047	16,600	16,850
5.150% due 05/15/2046	1,000	1,123
Kansas City Southern
4.300% due 05/15/2043	700	707
4.950% due 08/15/2045	3,400	3,797
Kellogg Co.
4.500% due 04/01/2046	900	939
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	5,000	6,080
7.300% due 08/15/2033	25	31
7.400% due 03/15/2031	100	125
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,246
7.420% due 02/15/2037	2,980	3,358
7.750% due 01/15/2032	2,572	3,311
7.800% due 08/01/2031	3,500	4,447
8.050% due 10/15/2030	3,825	4,633
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,711
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,000	2,184
5.000% due 06/04/2042	1,466	1,575
5.200% due 07/15/2045	20,126	22,117
6.875% due 01/26/2039	3,500	4,508
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	2,521	2,629
Lockheed Martin Corp.
3.800% due 03/01/2045	1,200	1,175
Lowe’s Cos., Inc.
3.700% due 04/15/2046	6,300	6,123
4.050% due 05/03/2047	2,900	2,985
Masco Corp.
4.500% due 05/15/2047	3,000	3,019
McDonald’s Corp.
4.450% due 03/01/2047	1,400	1,487
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,187
4.625% due 03/15/2045	9,750	11,118
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	9,500	9,567
Microsoft Corp.
3.450% due 08/08/2036	2,000	2,018
3.700% due 08/08/2046	4,900	4,952
4.100% due 02/06/2037	8,800	9,623
4.450% due 11/03/2045	3,500	3,949

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 02/06/2057	$7,700	$8,717
4.750% due 11/03/2055	4,000	4,722
Moody’s Corp.
3.250% due 01/15/2028	1,800	1,791
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	5,047
Mylan NV
5.250% due 06/15/2046	15,400	16,759
Mylan, Inc.
5.400% due 11/29/2043	300	321
National Fuel Gas Co.
5.200% due 07/15/2025	5,800	6,224
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (g)	11,000	11,770
NBCUniversal Media LLC
4.450% due 01/15/2043	11,000	11,831
5.950% due 04/01/2041	2,400	3,115
Newell Brands, Inc.
5.500% due 04/01/2046	800	948
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	4,857
4.650% due 01/15/2046	6,400	7,108
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	1,953	1,992
Oracle Corp.
3.850% due 07/15/2036	9,900	10,261
4.000% due 07/15/2046	9,000	9,330
Petroleos Mexicanos
5.500% due 06/27/2044	4,365	4,081
5.625% due 01/23/2046	10,400	9,711
6.375% due 01/23/2045	5,200	5,304
6.750% due 09/21/2047	3,400	3,626
PetSmart, Inc.
5.875% due 06/01/2025	1,600	1,404
8.875% due 06/01/2025	400	318
Pfizer, Inc.
5.600% due 09/15/2040	3,000	3,804
7.200% due 03/15/2039	5,224	7,717
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,584
4.250% due 11/10/2044	5,000	5,226
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	21,339
Pride International LLC
7.875% due 08/15/2040	1,675	1,432
QUALCOMM, Inc.
4.300% due 05/20/2047	1,000	1,025
4.650% due 05/20/2035	3,700	4,043
4.800% due 05/20/2045	3,600	3,958
QVC, Inc.
4.450% due 02/15/2025	4,615	4,687
5.450% due 08/15/2034	900	889
5.950% due 03/15/2043	900	880
Reynolds American, Inc.
6.150% due 09/15/2043	500	629
7.250% due 06/15/2037	660	906
Rockwell Collins, Inc.
3.500% due 03/15/2027	1,200	1,225
4.350% due 04/15/2047	700	728
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	1,000	1,083
Southern Co.
4.250% due 07/01/2036	1,600	1,660
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	1,400	1,812
Spectra Energy Partners LP
4.500% due 03/15/2045	1,675	1,693
Standard Industries, Inc.
5.000% due 02/15/2027	1,500	1,567
Stryker Corp.
4.625% due 03/15/2046	5,000	5,467
Symantec Corp.
5.000% due 04/15/2025	750	786
Tech Data Corp.
4.950% due 02/15/2027	900	930

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonica Emisiones S.A.U.
5.213% due 03/08/2047		$3,100	$3,423
Tenet Healthcare Corp.
4.625% due 07/15/2024		800	793
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,648
Tesla, Inc.
5.300% due 08/15/2025		4,000	3,916
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,270
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,067
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,223
5.500% due 09/01/2041		$3,225	3,358
5.875% due 11/15/2040		2,641	2,906
6.550% due 05/01/2037		1,400	1,648
6.750% due 06/15/2039		4,859	5,845
7.300% due 07/01/2038		6,900	8,683
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,774
6.200% due 03/15/2040		5,275	6,226
Tyson Foods, Inc.
4.550% due 06/02/2047		200	215
4.875% due 08/15/2034		2,700	2,990
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		717	781
United Airlines Pass-Through Trust
4.300% due 02/15/2027		59	63
UnitedHealth Group, Inc.
4.625% due 07/15/2035		9,358	10,740
4.750% due 07/15/2045		12,240	14,193
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,100	4,110
6.375% due 10/15/2020		2,200	2,208
Viacom, Inc.
4.375% due 03/15/2043		2,874	2,484
5.850% due 09/01/2043		3,978	4,100
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,709	2,841
Western Gas Partners LP
5.450% due 04/01/2044		2,000	2,121
Westmoreland Coal Co.
8.750% due 01/01/2022		4,500	3,262
Woodside Finance Ltd.
3.650% due 03/05/2025		100	101
Wynn Las Vegas LLC
5.250% due 05/15/2027		21,200	21,624
Wynn Macau Ltd.
5.500% due 10/01/2027		30,800	31,320
Yellowstone Energy LP
5.750% due 12/31/2026 +		1,553	1,618
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	202
Zoetis, Inc.
3.950% due 09/12/2047		1,400	1,395

			1,056,289

UTILITIES 11.4%
AT&T, Inc.
1.800% due 09/04/2026	EUR	100	120
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$5,650	5,724
2.350% due 09/04/2029	EUR	100	120
3.900% due 08/14/2027		$10,000	10,032
4.300% due 12/15/2042		6,813	6,382
4.350% due 06/15/2045		10,443	9,616
4.500% due 03/09/2048		29,177	26,992
4.750% due 05/15/2046		400	387
4.800% due 06/15/2044		6,000	5,856
5.150% due 02/14/2050		4,300	4,350
5.300% due 08/14/2058		1,600	1,619
5.450% due 03/01/2047		16,100	17,085

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BG Energy Capital PLC
5.125% due 10/15/2041	$2,400	$2,698
British Telecommunications PLC
9.125% due 12/15/2030	2,300	3,487
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	3,419	1,500
Cleco Corporate Holdings LLC
4.973% due 05/01/2046	400	431
Connecticut Light & Power Co.
6.350% due 06/01/2036	535	702
Duke Energy Corp.
3.750% due 09/01/2046	5,550	5,366
3.950% due 08/15/2047	8,000	7,960
Duke Energy Progress LLC
3.600% due 09/15/2047	5,900	5,775
E.ON International Finance BV
6.650% due 04/30/2038	600	782
Electricite de France S.A.
4.950% due 10/13/2045	8,600	9,524
Emera U.S. Finance LP
4.750% due 06/15/2046	2,900	3,120
Emera, Inc.
6.750% (US0003M + 5.440%) due 06/15/2076 ~	1,000	1,142
Enable Midstream Partners LP
5.000% due 05/15/2044	7,193	7,024
Enel Finance International NV
4.750% due 05/25/2047	2,000	2,124
Exelon Corp.
4.450% due 04/15/2046	5,100	5,359
5.625% due 06/15/2035	200	241
Exelon Generation Co. LLC
5.600% due 06/15/2042	2,100	2,147
FirstEnergy Corp.
4.850% due 07/15/2047	3,700	3,896
FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	7,376
Genesis Energy LP
6.500% due 10/01/2025	700	696
Georgia Power Co.
4.300% due 03/15/2042	300	315
5.400% due 06/01/2040	500	589
Indiana Michigan Power Co.
4.550% due 03/15/2046	400	446
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	296
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,711
MidAmerican Energy Co.
4.250% due 05/01/2046	3,450	3,702
Monongahela Power Co.
5.400% due 12/15/2043	4,224	5,158
NiSource Finance Corp.
3.950% due 03/30/2048	1,200	1,187
4.375% due 05/15/2047	1,700	1,793
5.650% due 02/01/2045	500	609
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	1,645	1,073
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(h)	4,528	1,653
6.750% due 10/01/2023 ^(b)(h)	1,406	510
Orange S.A.
9.000% due 03/01/2031	685	1,042
Pacific Gas & Electric Co.
4.250% due 03/15/2046	6,200	6,685
Petrobras Global Finance BV
5.299% due 01/27/2025	3,081	3,080
5.999% due 01/27/2028	5,895	5,902
7.375% due 01/17/2027	12,600	13,898
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,000	954
Plains All American Pipeline LP
4.300% due 01/31/2043	1,500	1,292
4.700% due 06/15/2044	7,600	6,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 02/15/2045	$11,100	$10,351
5.150% due 06/01/2042	4,300	4,068
6.650% due 01/15/2037	1,912	2,122
PPL Capital Funding, Inc.
4.000% due 09/15/2047	1,700	1,696
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	5,571
Shell International Finance BV
3.625% due 08/21/2042	1,000	959
3.750% due 09/12/2046	2,500	2,460
4.375% due 05/11/2045	1,925	2,066
Southern California Gas Co.
3.750% due 09/15/2042	1,200	1,224
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	3,400	3,526
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,500	3,295
Telecom Italia Capital S.A.
7.721% due 06/04/2038	2,000	2,576
Verizon Communications, Inc.
4.672% due 03/15/2055	37,603	35,952
4.862% due 08/21/2046	4,100	4,189
5.012% due 08/21/2054	33,770	34,047
5.500% due 03/16/2047	15,800	17,598
Virginia Electric & Power Co.
3.500% due 03/15/2027	1,600	1,662
3.800% due 09/15/2047	300	302

		356,091

Total Corporate Bonds & Notes (Cost $2,099,455)		2,205,035

MUNICIPAL BONDS & NOTES 3.6%

CALIFORNIA 0.6%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	3,009
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,662
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	954
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,863
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,726
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	383

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	6,708

GEORGIA 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,629
8.084% due 02/15/2050	1,000	1,654
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,677

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,660
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	5,201
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	400	442

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	$2,000	$2,507
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	400	405

OHIO 0.0%

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,064

NEW JERSEY 0.0%

MICHIGAN 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	940
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	685	678

NEW YORK 0.8%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,590
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,266

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,515

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,115

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,420

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,302

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,200	2,938

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,070	1,047

Total Municipal Bonds & Notes (Cost $95,484)		113,355

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae, TBA
3.000% due 11/01/2047	16,000	16,020
3.500% due 11/01/2047 - 12/01/2047	43,300	44,526

Total U.S. Government Agencies (Cost $60,652)		60,546

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 36.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (j)(n)		$77,860	$72,592
2.750% due 08/15/2042 (j)		125,000	123,457
2.750% due 11/15/2042 (j)(n)		97,900	96,603
3.000% due 11/15/2044 (j)(n)		50,400	51,913
3.000% due 05/15/2045 (j)		70,775	72,846
3.000% due 05/15/2047 (j)		310,571	319,403
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (l)		15,793	15,795
0.375% due 01/15/2027		30,401	30,035
U.S. Treasury Notes
1.750% due 09/30/2022 (l)(n)		8,400	8,321
1.875% due 02/28/2022 (l)(n)		3,200	3,200
2.000% due 08/15/2025 (j)(l)(n)		213,500	209,793
2.000% due 11/15/2026 (l)(n)		34,800	33,904
2.250% due 02/15/2027 (j)(l)(n)		67,981	67,552
2.250% due 08/15/2027		14,583	14,479
2.375% due 05/15/2027 (j)		15,316	15,376

Total U.S. Treasury Obligations (Cost $1,139,506)			1,135,269

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Banc of America Funding Trust
5.500% due 01/25/2036		249	217
5.750% due 03/25/2036		353	360
Bear Stearns Adjustable Rate Mortgage Trust
3.600% due 11/25/2034 ~		1,230	1,202
Bear Stearns ALT-A Trust
3.709% due 11/25/2034 ~		58	57
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		463	463
Berica Residential MBS SRL
0.000% due 03/31/2048 ♦	EUR	4,745	5,592
Chase Mortgage Finance Trust
3.612% due 12/25/2037 ^~		$523	499
Citigroup Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 11/25/2036 ~		1,610	1,613
Countrywide Alternative Loan Trust
1.567% (US0001M + 0.330%) due 09/25/2035 ~		780	720
Countrywide Home Loan Mortgage Pass-Through Trust
3.483% due 04/20/2035 ~		17	17
5.500% due 03/25/2035		220	222
Deutsche ALT-A Securities, Inc.
1.377% (LIBOR01M + 0.140%) due 07/25/2047 ~		332	316
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 03/25/2035 ~		1,261	1,161
Homestar Mortgage Acceptance Corp.
1.687% (US0001M + 0.450%) due 07/25/2034 ~		37	37
IndyMac Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 07/25/2035 ~		593	579
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~		20	19
Merrill Lynch Mortgage Investors Trust
2.665% (US0006M + 1.250%) due 10/25/2035 ~		57	57
3.227% due 05/25/2033 ~		15	15
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		64	63
Mortgages PLC
0.746% (BP0003M + 0.460%) due 10/31/2038 ~	GBP	2,755	3,629
NAAC Reperforming Loan REMIC Trust Certificates
1.687% (US0001M + 0.450%) due 02/25/2035 ^~		$1,849	1,589

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.304% (LIBOR01M + 1.070%) due 02/25/2035 ~	$1,332	$1,244
4.225% due 08/25/2035 ~	616	615
OBP Depositor LLC Trust
4.646% due 07/15/2045	3,000	3,170
Residential Accredit Loans, Inc. Trust
3.710% due 03/25/2035 ^~	528	483
3.784% due 02/25/2035 ^~	1,064	916
Residential Funding Mortgage Securities, Inc. Trust
3.960% due 02/25/2036 ^~	627	577
Sequoia Mortgage Trust
1.918% (US0006M + 0.520%) due 05/20/2034 ~	1,177	1,136
Structured Adjustable Rate Mortgage Loan Trust
3.398% due 03/25/2034 ~	31	31
WaMu Mortgage Pass-Through Certificates Trust
1.536% due 11/25/2041 ~	253	249
1.677% (US0001M + 0.440%) due 07/25/2044 ~	567	561
Wells Fargo Mortgage-Backed Securities Trust
2.878% due 12/25/2033 ~	26	26
3.117% due 01/25/2035 ~	624	643
3.127% due 01/25/2035 ~	56	57

Total Non-Agency Mortgage-Backed Securities (Cost $27,413)		28,135

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp. Home Equity Loan Trust
2.032% (US0001M + 0.795%) due 01/25/2035 ~	1,241	1,231
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	4,159	4,187
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,634	8,121
Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 07/25/2035 ~	2,200	2,207
2.107% (US0001M + 0.870%) due 07/25/2034 ~	642	637
Asset-Backed Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~	2,000	2,000
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	36	37
Bear Stearns Asset-Backed Securities Trust
1.657% (US0001M + 0.420%) due 12/25/2035 ~	2,000	1,999
1.977% (US0001M + 0.740%) due 01/25/2034 ~	7	7
Eagle Ltd.
2.570% due 12/15/2039	750	746
ECAF Ltd.
4.947% due 06/15/2040	3,265	3,272
First Franklin Mortgage Loan Trust
1.727% (US0001M + 0.490%) due 09/25/2035 ~	1,864	1,876
1.957% (US0001M + 0.720%) due 05/25/2035 ~	583	586
Home Equity Asset Trust
2.287% (US0001M + 1.050%) due 07/25/2035 ~	1,446	1,458
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	3,354	3,448
Lehman XS Trust
2.037% (US0001M + 0.800%) due 10/25/2035 ~	392	388
Merrill Lynch Mortgage Investors Trust
1.457% (US0001M + 0.220%) due 08/25/2036 ~	303	304
Morgan Stanley ABS Capital, Inc. Trust
1.557% (US0001M + 0.320%) due 11/25/2035 ~	603	605

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Home Equity Loan Trust
1.942% (US0001M + 0.705%) due 08/25/2035 ~		$731	$736
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 07/25/2035 ~		1,684	1,694
RAAC Trust
1.617% (US0001M + 0.380%) due 10/25/2046 ~		148	138
1.717% (US0001M + 0.480%) due 03/25/2037 ~		1,500	1,504
Residential Asset Mortgage Products Trust
1.487% (US0001M + 0.250%) due 08/25/2046 ~		1,800	1,662
Residential Asset Securities Corp. Trust
1.697% (US0001M + 0.460%) due 10/25/2035 ~		354	355
Saxon Asset Securities Trust
2.032% (US0001M + 0.795%) due 03/25/2035 ^~		1,009	991
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~		6,558	6,718

Total Asset-Backed Securities (Cost $43,619)			46,907

SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
2.500% due 12/31/2038		24,550	17,492
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	19,900	1,217
Brazil Government International Bond
5.000% due 01/27/2045		$10,710	9,995
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	50,000	15,513
Mexico Government International Bond
4.600% due 01/23/2046		$6,075	6,151
Poland Government International Bond
2.500% due 07/25/2026	PLN	17,400	4,488
3.250% due 07/25/2025		2,700	745
Saudi Government International Bond
4.500% due 10/26/2046		$11,300	11,298
4.625% due 10/04/2047 (a)		2,500	2,512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	23,900	$1,983
Ukraine Government International Bond
7.375% due 09/25/2032		$1,000	976

Total Sovereign Issues (Cost $72,287)			72,370

		SHARES
WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		8,823	2

Total Warrants (Cost $23)			2

PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	4,422
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		54,575	1,553
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)		33,700	940

			6,915

UTILITIES 0.4%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	996
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,710
SCE Trust
5.000% due 06/26/2022 (g)		99,200	2,513
5.750% (US0003M + 2.990%) due 03/15/2024 ~(g)		161,000	4,446

			11,665

Total Preferred Securities (Cost $17,092)			18,580

		SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (i) 0.2%
			$4,760

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
1.013% due 01/04/2018 (d)(e)(j)		$374	373

NIGERIA TREASURY BILLS 0.0%
12.672% due 04/05/2018 - 08/09/2018 (c)(d)	NGN	384,000	942

Total Short-Term Instruments (Cost $6,072)			6,075

Total Investments in Securities (Cost $3,729,582)			3,855,175

		SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		5,001,029	49,435

Total Short-Term Instruments (Cost $49,439)			49,435

Total Investments in Affiliates (Cost $49,439)			49,435

Total Investments 124.3% (Cost $3,779,021)			$3,904,610

Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $15,324)			(4,239)

Other Assets and Liabilities, net (24.2)%			(758,060)

Net Assets 100.0%			$3,142,311

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Weighted average yield to maturity
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$ 11,628	$11,904	0.38%
Delta Air Lines, Inc.	6.507	05/09/2019	05/05/2014	19,470	19,468	0.62
Norwegian Air Shuttle	9.190	06/24/2021	06/25/2014	25,458	25,469	0.81

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/08/2014 - 01/16/2015	$4,222	$1,653	0.05%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/09/2015	1,116	510	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,509	0.24
Rise Ltd.	4.750	01/31/2021	02/11/2014	3,317	3,365	0.10

				$72,211	$69,878	2.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$4,760	U.S. Treasury Notes 1.750% due 05/31/2022	$(4,859)	$4,760	$4,760

Total Repurchase Agreements						$(4,859)	$4,760	$4,760

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	1.300%	09/14/2017	10/16/2017		$(1,055)	$(1,056)
JPS	1.100	09/07/2017	10/12/2017		(53,688)	(53,728)
NOM	0.000	09/20/2017	TBD	(3)	(4,253)	(4,253)
	0.000	09/29/2017	TBD	(3)	(1,593)	(1,593)
NXN	1.220	07/17/2017	10/17/2017		(53,438)	(53,578)
	1.230	07/21/2017	10/23/2017		(92,200)	(92,430)
	1.240	07/24/2017	10/19/2017		(84,788)	(84,992)
	1.260	07/13/2017	10/13/2017		(155,055)	(155,495)
	1.270	07/06/2017	10/06/2017		(12,162)	(12,199)
	1.270	07/10/2017	10/10/2017		(57,130)	(57,299)
RDR	1.270	09/07/2017	10/12/2017		(1,522)	(1,524)
	1.320	07/06/2017	10/02/2017		(36,584)	(36,702)
SCX	1.300	09/12/2017	10/12/2017		(68,834)	(68,884)

Total Reverse Repurchase Agreements						$(623,733)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	1.220%	09/06/2017	10/06/2017	$(4,758)	$(4,757)
UBS	1.210	08/07/2017	10/06/2017	(11,514)	(11,512)
	1.210	08/08/2017	10/11/2017	(45,190)	(45,176)
	1.210	08/09/2017	10/10/2017	(1,401)	(1,401)
	1.280	09/06/2017	12/07/2017	(6,090)	(6,076)

Total Sale-Buyback Transactions					$(68,922)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
FICC	$4,760	$0	$0	$4,760	$(4,859)	$(99)
IND	0	(1,056)	0	(1,056)	1,028	(28)
JPS	0	(53,728)	0	(53,728)	53,178	(550)
NOM	0	(5,846)	0	(5,846)	6,022	176
NXN	0	(455,993)	0	(455,993)	453,219	(2,774)
RDR	0	(38,226)	0	(38,226)	37,837	(389)
SCX	0	(68,884)	0	(68,884)	68,164	(720)

Master Securities Forward Transaction Agreement
GSC	0	0	(4,757)	(4,757)	4,618	(139)
UBS	0	0	(64,165)	(64,165)	63,870	(295)

Total Borrowings and Other Financing Transactions	$4,760	$(623,733)	$(68,922)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,846)	$(5,846)
U.S. Treasury Obligations	0	(617,887)	0	0	(617,887)

Total	$0	$(617,887)	$0	$(5,846)	$(623,733)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(62,846)	(6,076)	0	(68,922)

Total	$0	$(62,846)	$(6,076)	$0	$(68,922)

Total Borrowings	$0	$(680,733)	$(6,076)	$(5,846)	$(692,655)

Payable for reverse repurchase agreements and sale-buyback transactions					$(692,655)

(j)	Securities with an aggregate market value of $688,099 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(729,032) at a weighted average interest rate of 1.048%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(31) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	1,381	$3,453	$140	$78

Total Purchased Options					$140	$78

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$124.000	11/24/2017	177	$177	$(36)	$(36)
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/24/2017	177	177	(52)	(52)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	174	174	(39)	(73)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	59	59	(12)	(59)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.500	10/27/2017	174	174	(31)	(10)
Call - CBOT U.S. Treasury 10-Year Note November Futures	129.000	10/27/2017	59	59	(19)	(2)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,381	3,453	(161)	(26)

					$(350)	$(258)

Total Written Options					$(350)	$(258)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	5	$826	$(15)	$2	$0

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,016	$(493,643)	$1,146	$202	$0
90-Day Eurodollar March Futures	03/2019	1,316	(322,716)	(981)	115	0
90-Day Eurodollar September Futures	09/2019	2,150	(526,777)	1,271	215	0

				$1,436	$532	$0

Total Futures Contracts				$1,421	$534	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Caterpillar, Inc.	1.000%	Quarterly	12/20/2020	0.163%	$ 3,200	$(66)	$(20)	$(86)	$0	$(1)
Deere & Co.	1.000	Quarterly	12/20/2020	0.138	1,925	(44)	(9)	(53)	0	(1)

						$(110)	$(29)	$(139)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	12/20/2020	0.574%	$	3,250	$(63)	$108	$45	$1	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2020	0.324		3,900	56	28	84	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460		14,200	117	200	317	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.548		5,400	98	14	112	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.783		5,000	(42)	106	64	0	(7)
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	2,000	11	(6)	5	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.695		8,900	1,327	245	1,572	11	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.882		3,600	631	42	673	2	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.914		5,100	878	67	945	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2020	0.356		10,000	155	21	176	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.378		17,800	283	46	329	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.396		1,800	27	8	35	1	0
Hess Corp.	1.000	Quarterly	06/20/2021	0.838		2,000	(88)	100	12	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.347		5,700	39	98	137	0	(1)
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.380		18,000	79	357	436	0	(2)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.498		6,800	78	79	157	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		8,600	174	12	186	2	0
Morgan Stanley	1.000	Quarterly	06/20/2020	0.341		10,000	157	23	180	0	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.536		900	11	8	19	0	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.401		2,000	37	7	44	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.367		9,400	80	138	218	0	(1)
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.754	EUR	2,800	609	58	667	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2021	0.475		5,500	(52)	182	130	0	(3)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.649		6,500	(5)	135	130	0	(4)
U.S. Steel Corp.	5.000	Quarterly	06/20/2022	3.152	$	3,100	(64)	314	250	6	0

							$4,533	$2,390	$6,923	$31	$(23)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
iTraxx Europe Main 28 5-Year Index	1.000%	Quarterly	12/20/2022	EUR 34,100	$(904)	$(11)	$(915)	$0	$(21)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,600	$(86)	$36	$(50)	$1	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	9,500	(397)	16	(381)	5	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	86,400	6,136	639	6,775	200	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,337,900	25,237	3,343	28,580	472	0

					$30,890	$4,034	$34,924	$678	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.945%	Maturity	01/02/2025	BRL	23,100	$(31)	$130	$99	$10	$0
Pay	1-Year BRL-CDI	9.973	Maturity	01/02/2025		9,400	0	43	43	4	0
Pay	1-Year BRL-CDI	10.010	Maturity	01/02/2025		39,700	0	205	205	17	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/02/2025		34,200	0	214	214	15	0
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		37,100	83	229	312	17	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/16/2019	$	306,800	(5,340)	2,570	(2,770)	61	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		20,800	146	(89)	57	36	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		8,200	263	50	313	16	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,800	849	(211)	638	17	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		26,000	(525)	731	206	0	(44)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		26,400	1,266	400	1,666	0	(47)
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	31,200	(192)	255	63	7	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		75,500	692	(1,631)	(939)	101	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		77,900	(2,891)	2,608	(283)	0	(263)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,550	(196)	85	(111)	0	(27)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,362)	220	(1,142)	17	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		4,420,000	(1,628)	109	(1,519)	39	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		340,000	(9)	(7)	(16)	2	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		40,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,040,000	(1,304)	259	(1,045)	17	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	37	(113)	0	(6)
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		2,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		497,700	(1,454)	21	(1,433)	0	(52)
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		156,400	(607)	156	(451)	0	(16)
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		10,500	(37)	10	(27)	0	(1)
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		10,500	(37)	10	(27)	0	(1)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		7,400	(9)	19	10	0	(1)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		22,500	(3)	64	61	0	(3)
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		109,500	133	160	293	0	(14)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		153,700	(1,350)	308	(1,042)	0	(34)
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		154,600	19	(28)	(9)	0	(38)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		200,000	0	(37)	(37)	0	(50)
Pay	CPURNSA	1.273	Maturity	09/30/2020	$	4,350	102	2	104	0	(3)
Pay	CPURNSA	1.303	Maturity	09/30/2020		19,500	428	6	434	0	(13)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	94	84	178	11	0
Pay	UKRPI	3.585	Maturity	10/15/2046		800	(9)	66	57	5	0

							$(13,059)	$7,049	$(6,010)	$392	$(613)

Total Swap Agreements							$21,350	$13,433	$34,783	$1,101	$(659)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$78	$534	$1,101	$1,713	$(258)	$0	$(659)	$(917)

(l)	Securities with an aggregate market value of $69,285 and cash of $7,524 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$14,189	AUD	18,068	$0	$(16)
	11/2017	AUD	18,068		$14,184	16	0
BOA	10/2017	BRL	35,573		11,365	133	0
	10/2017		$11,229	BRL	35,573	3	0
	10/2017		52,259	EUR	44,578	428	0
	11/2017	EUR	44,578		$52,344	0	(427)
	11/2017		$11,320	BRL	35,573	0	(137)
	11/2017		6,763	TRY	24,623	60	0
BPS	10/2017	AUD	18,068		$14,404	232	0
	12/2017	SGD	19,752		14,509	0	(62)
	01/2018	BRL	50,000		15,092	0	(503)
CBK	10/2017		$1,846	ZAR	24,235	0	(57)
DUB	10/2017	BRL	35,573		$11,229	0	(3)
	10/2017		$11,213	BRL	35,573	19	0
FBF	12/2017		41,747	CNH	288,345	1,499	0
	12/2017		14,171	INR	928,920	0	(60)
GLM	10/2017	GBP	887		$1,147	0	(41)
	10/2017		$7,352	GBP	5,675	252	0
	10/2017		9,154	IDR	122,863,905	0	(40)
	10/2017		7,100	PEN	23,191	0	(1)
	10/2017		13,752	RUB	806,055	182	0
	11/2017	JPY	56,538		$503	0	0
	02/2018		$1,740	ARS	32,384	0	0
HUS	11/2017	PLN	19,155		$5,315	66	0
	04/2018	NGN	116,598		310	0	(1)
JPM	10/2017		$1,101	EUR	922	0	(11)
	10/2017		22,193	GBP	16,566	17	(11)
	10/2017		1,022	IDR	13,873,120	7	0
	11/2017	GBP	15,810		$21,190	0	(16)
	08/2018	NGN	128,000		330	0	(1)
MSB	10/2017	EUR	45,500		54,837	1,060	0
NGF	12/2017		$8,240	MXN	149,353	0	(134)
SCX	10/2017	IDR	145,931,802		$10,838	13	0
	10/2017	JPY	56,539		522	19	0
	10/2017		$2,183	IDR	29,583,540	11	0
	12/2017	CNH	281,412		$38,714	0	(3,492)
	12/2017	MXN	80,330		4,469	109	0
	01/2018		$10,732	IDR	145,931,802	0	(19)
	07/2018	NGN	119,582		$310	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2017	GBP	21,354		$27,733	$0	$(882)
	12/2017	CNH	203,098		28,012	0	(2,449)
	12/2017	KRW	16,254,052		14,368	165	0
UAG	10/2017		$1,050	EUR	892	4	0
	12/2017	HKD	1,834		$235	0	0

Total Forward Foreign Currency Contracts						$4,295	$(8,363)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120%	04/17/2018	$	15,700	$364	$106
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		8,500	253	264
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		8,500	884	198
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		22,700	1,074	470
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		10,400	315	323
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		300	14	22
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	8,500	58	22
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		10,000	66	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		$8,200	186	55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		5,000	338	141
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		20,900	1,045	493
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		5,000	155	155
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		4,600	265	91
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		18,000	1,454	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		28,500	2,636	393
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		12,800	1,216	737

								$10,323	$3,539

Total Purchased Options								$10,323	$3,539

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-28 5-Year	Sell	0.800%	11/15/2017	$4,600	$(5)	$(1)
CBK	Put - OTC CDX.IG-28 5-Year	Sell	0.800	11/15/2017	5,100	(7)	(1)

						$(12)	$(2)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD	$	1.240	11/09/2017	EUR	2,900	$(16)	$(3)
JPM	Call - OTC USD versus ZAR	ZAR	14.000	11/01/2017	$	5,800	(36)	(36)
SOG	Call - OTC USD versus ZAR		13.750	10/24/2017		8,200	(57)	(81)

							$(109)	$(120)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	0

						$(213)	$0

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$	36,600	$(260)	$(284)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		33,800	(367)	(114)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018		37,400	(884)	(68)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		116,200	(1,189)	(440)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		44,700	(315)	(347)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		1,500	(15)	(21)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018		11,000	(61)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		21,800	(338)	(94)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		104,500	(1,054)	(397)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		21,500	(156)	(167)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019		20,100	(263)	(59)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		17,700	(198)	(59)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017		79,000	(1,484)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018		13,000	(75)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		125,400	(2,648)	(221)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019		64,000	(1,216)	(718)

								$(10,523)	$(2,995)

Total Written Options								$(10,857)	$(3,117)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.811%	$	2,000	$(64)	$78	$14	$0
BPS	Indonesia Government International Bond	1.000	Quarterly	06/20/2022	0.945		600	(7)	9	2	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.506		5,400	(270)	291	21	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		5,500	(170)	209	39	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		8,000	(112)	120	8	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		1,800	(76)	25	0	(51)
CBK	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.797		26,000	(765)	986	221	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	1.302		2,300	(64)	34	0	(30)
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	4,400	(163)	114	0	(49)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811	$	400	(12)	15	3	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375		15,050	115	28	143	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		2,100	(84)	24	0	(60)
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		2,500	(15)	3	0	(12)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		1,200	(48)	14	0	(34)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		5,200	366	171	537	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		2,250	(69)	85	16	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		5,300	(34)	9	0	(25)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		700	(29)	9	0	(20)
MYC	Entergy Corp.	1.000	Quarterly	03/20/2021	0.303		2,500	(271)	331	60	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375		22,600	138	77	215	0

								$(1,634)	$2,632	$1,279	$(281)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$	900	$23	$103	$126	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	15	319	0
BRC	CDX.IT-RAXX JP-Year Index28	1.000	Quarterly	12/20/2022	JPY	23,000	6	0	6	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	$	250	20	20	40	0
	CDX.IT-RAXX JP-Year Index28	1.000	Quarterly	12/20/2022	JPY	10,000	3	0	3	0
DUB	CDX.IT-RAXX JP-Year Index28	1.000	Quarterly	12/20/2022		48,000	12	0	12	0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	$	31,000	(1,534)	1,648	114	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,500	211	188	399	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		600	(18)	12	0	(6)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,200	(111)	119	8	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		4,800	(693)	(468)	0	(1,161)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		5,000	(492)	(59)	0	(551)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		250	21	19	40	0
	CDX.IT-RAXX JP-Year Index28	1.000	Quarterly	12/20/2022		89,000	22	0	22	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,600	(87)	93	6	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		2,400	(346)	(235)	0	(581)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		1,600	(152)	(38)	0	(190)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		2,275	(221)	(30)	0	(251)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		800	(24)	16	0	(8)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,000	(38)	37	0	(1)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		1,200	(167)	(123)	0	(290)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		3,400	(353)	(78)	0	(431)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		700	(20)	13	0	(7)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		500	(14)	9	0	(5)

							$(3,648)	$1,261	$1,095	$(3,482)

Total Swap Agreements							$(5,282)	$3,893	$2,374	$(3,763)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$16	$0	$0	$16	$(16)	$0	$0	$(16)	$0	$0	$0
BOA	624	370	459	1,453	(564)	(401)	0	(965)	488	(510)	(22)
BPS	232	0	23	255	(565)	0	0	(565)	(310)	418	108
BRC	0	0	53	53	0	(1)	(51)	(52)	1	0	1
CBK	0	0	264	264	(57)	(1)	(79)	(137)	127	(170)	(43)
DUB	19	991	158	1,168	(3)	(855)	(60)	(918)	250	(230)	20
FAR	0	22	0	22	0	(21)	0	(21)	1	0	1
FBF	1,499	0	114	1,613	(60)	0	0	(60)	1,553	(1,610)	(57)
GLM	434	995	0	1,429	(82)	(777)	0	(859)	570	(690)	(120)
GST	0	0	407	407	0	0	(1,764)	(1,764)	(1,357)	1,293	(64)
HUS	66	0	553	619	(1)	0	(45)	(46)	573	(600)	(27)
JPM	24	0	62	86	(39)	(36)	0	(75)	11	(90)	(79)
MEI	0	0	6	6	0	0	(1,022)	(1,022)	(1,016)	1,007	(9)
MSB	1,060	0	0	1,060	0	0	0	0	1,060	(1,280)	(220)
MYC	0	1,161	275	1,436	0	(944)	(730)	(1,674)	(238)	120	(118)
NGF	0	0	0	0	(134)	0	0	(134)	(134)	0	(134)
SAL	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
SCX	152	0	0	152	(3,511)	0	0	(3,511)	(3,359)	3,605	246
SOG	165	0	0	165	(3,331)	(81)	0	(3,412)	(3,247)	3,448	201
UAG	4	0	0	4	0	0	(5)	(5)	(1)	21	20

Total Over the Counter	$4,295	$3,539	$2,374	$10,208	$(8,363)	$(3,117)	$(3,763)	$(15,243)

(n)	Securities with an aggregate market value of $10,061 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$78	$78
Futures	0	0	0	0	534	534
Swap Agreements	0	709	0	0	392	1,101

	$0	$709	$0	$0	$1,004	$1,713

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,295	$0	$4,295
Purchased Options	0	0	0	0	3,539	3,539
Swap Agreements	0	2,374	0	0	0	2,374

	$0	$2,374	$0	$4,295	$3,539	$10,208

	$0	$3,083	$0	$4,295	$4,543	$11,921

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$258	$258
Swap Agreements	0	46	0	0	613	659

	$0	$46	$0	$0	$871	$917

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,363	$0	$8,363
Written Options	0	2	0	120	2,995	3,117
Swap Agreements	0	3,763	0	0	0	3,763

	$0	$3,765	$0	$8,483	$2,995	$15,243

	$0	$3,811	$0	$8,483	$3,866	$16,160

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$673	$673
Futures	0	0	0	0	(2,930)	(2,930)
Swap Agreements	0	11,620	0	0	(3,916)	7,704

	$0	$11,620	$0	$0	$(6,173)	$5,447

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,693)	$0	$(3,693)
Purchased Options	0	0	0	0	(2,100)	(2,100)
Written Options	0	0	0	97	2,196	2,293
Swap Agreements	0	5,643	0	0	271	5,914

	$0	$5,643	$0	$(3,596)	$367	$2,414

	$0	$17,263	$0	$(3,596)	$(5,806)	$7,861

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(62)	$(62)
Written Options	0	0	0	0	92	92
Futures	0	0	0	0	2,844	2,844
Swap Agreements	0	85	0	0	3,661	3,746

	$0	$85	$0	$0	$6,535	$6,620

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,837)	$0	$(3,837)
Purchased Options	0	0	0	0	(1,572)	(1,572)
Written Options	0	10	0	(10)	1,898	1,898
Swap Agreements	0	(2,037)	0	0	(200)	(2,237)

	$0	$(2,027)	$0	$(3,847)	$126	$(5,748)

	$0	$(1,942)	$0	$(3,847)	$6,661	$872

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$101,967	$66,934	$168,901
Corporate Bonds & Notes
Banking & Finance	0	770,378	22,277	792,655
Industrials	3,200	1,051,472	1,617	1,056,289
Utilities	0	356,091	0	356,091
Municipal Bonds & Notes
California	0	17,597	0	17,597
Ohio	0	6,708	0	6,708
Georgia	0	21,960	0	21,960
Illinois	0	10,215	0	10,215
Indiana	0	1,064	0	1,064
Michigan	0	1,618	0	1,618
New York	0	24,856	0	24,856
Pennsylvania	0	14,515	0	14,515
Tennessee	0	4,115	0	4,115
Washington	0	1,420	0	1,420
Texas	0	5,302	0	5,302
Virginia	0	2,938	0	2,938
West Virginia	0	1,047	0	1,047
U.S. Government Agencies	0	60,546	0	60,546
U.S. Treasury Obligations	0	1,135,269	0	1,135,269
Non-Agency Mortgage-Backed Securities	0	28,135	0	28,135
Asset-Backed Securities	0	42,720	4,187	46,907
Sovereign Issues	0	72,370	0	72,370
Warrants
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	1,553	5,362	0	6,915
Utilities	4,706	6,959	0	11,665

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Repurchase Agreements	$0	$4,760	$0	$4,760
U.S. Treasury Bills	0	373	0	373
Nigeria Treasury Bills	0	942	0	942

	$9,461	$3,750,699	$95,015	$3,855,175

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,435	$0	$0	$49,435

Total Investments	$58,896	$3,750,699	$95,015	$3,904,610

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	612	1,101	0	1,713
Over the counter	0	10,208	0	10,208

	$612	$11,309	$0	$11,921

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(114)	(803)	0	(917)
Over the counter	0	(15,193)	(50)	(15,243)

	$(114)	$(15,996)	$(50)	$(16,160)

Total Financial Derivative Instruments	$498	$(4,687)	$(50)	$(4,239)

Totals	$59,394	$3,746,012	$94,965	$3,900,371

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Loan Participations and Assignments	$71,586	$0	$(5,176)	$(2)	$(1)	$527	$0	$0	$66,934	$525
Corporate Bonds & Notes
Banking & Finance	13,055	8,678	0	22	0	522	0	0	22,277	522
Industrials	1,567	0	(11)	0	0	61	0	0	1,617	62
Asset-Backed Securities	4,325	0	(182)	0	0	44	0	0	4,187	44

	$90,533	$8,678	$(5,369)	$20	$(1)	$1,154	$0	$0	$95,015	$1,153

Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$(12)	$0	$0	$(50)	$(12)

Totals	$90,495	$8,678	$(5,369)	$20	$(1)	$1,142	$0	$0	$94,965	$1,141

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$66,934	Proxy Pricing	Base Price	99.625-102.500
Corporate Bonds & Notes
Banking & Finance	8,621	Proxy Pricing	Base Price	85.125-85.250
	6,147	Reference Instrument	Spread movement	275.000 bps
	7,509	Reference Instrument	OAS Spread	550.040 bps
Industrials	1,617	Proxy Pricing	Base Price	104.390
Asset-Backed Securities	4,187	Third Party Vendor	Broker Quote	100.694

Financial Derivative Instruments - Liabilities
Over the counter	(50)	Indicative Market Quotation	Broker Quote	(0.990)

Total	$94,965

(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO Low Duration Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.3%
Accudyne Industries LLC
5.013% (LIBOR03M + 3.750%) due 08/02/2024 ~		$100	$100
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		200	200
Avantor, Inc.
TBD% due 09/07/2024		200	201
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020 ~		24	24
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~		3,952	3,964
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		700	700
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024 ~		48	48
BWAY Holding Co.
4.481% - 6.500% (Prime + 2.300%) due 04/03/2024 ~		70	70
CenturyLink, Inc.
2.750% due 01/31/2025 ~		1,000	971
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020 ~		776	779
3.240% (LIBOR03M + 2.000%) due 01/03/2021 ~		97	98
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		887	891
Cortes NP Acquisition Corp.
5.239% (LIBOR03M + 4.000%) due 11/30/2023 ~		97	98
Dell International LLC
3.740% (LIBOR03M + 2.500%) due 09/07/2023 ~		4,600	4,620
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~		629	633
Diamond BV
TBD% due 09/06/2024	EUR	100	118
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023 ~		$198	199
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		299	303
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		1,790	1,800
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		7,354	7,397
FinCo LLC
2.750% due 06/14/2022		200	202
Gardner Denver, Inc.
4.083% (LIBOR03M + 2.750%) due 07/30/2024 ~		703	704
Gates Global LLC
4.583% (LIBOR03M + 3.250%) due 04/01/2024 ~		836	840
Golden Entertainment, Inc.
TBD% due 08/15/2024 +		100	100
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		40	40
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~		5,568	5,596
Ineos Finance PLC
3.250% due 04/01/2024 ~♦	EUR	99	118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Jackson Holdings S.A.
4.071% (LIBOR03M + 2.750%) due 06/30/2019 ~		$333	$332
Kinetic Concepts, Inc.
4.583% due 02/02/2024		4,808	4,794
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~		874	879
McAfee LLC
TBD% due 09/21/2024		200	201
MH Sub LLC
TBD% due 08/15/2025		100	100
4.820% (LIBOR03M + 3.500%) due 09/13/2024 ~		150	149
Multi Color Corp.
TBD% due 09/20/2024		25	25
Nature’s Bounty Co.
TBD% due 09/26/2024		100	99
Nidda Healthcare Holding AG
TBD% due 09/19/2024	EUR	100	119
Nielsen Finance LLC
3.235% (LIBOR03M + 2.000%) due 10/04/2023 ~		$99	100
OGX
TBD% due 04/10/2049 ^+~(c)		751	106
Parexel International Corp.
TBD% due 08/07/2024		100	101
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		100	98
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		200	197
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~		60	60
Rise Ltd.
4.750% due 01/31/2021 +~(h)♦		3,054	3,110
RPI Finance Trust
3.333% (LIBOR03M + 2.000%) due 03/27/2023 ~		73	74
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021 ~		8,095	8,179
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024 ~		199	200
Traverse Midstream Partners LLC
TBD% due 09/27/2024		100	101
Tronox Blocked Borrower LLC
TBD% due 09/22/2024		23	23
Tronox Finance LLC
TBD% due 09/22/2024		52	53
Univision Communications, Inc.
3.985% (LIBOR03M + 2.750%) due 03/15/2024 ~		198	197
UPC Financing Partnership
3.984% (LIBOR03M + 2.750%) due 04/15/2025 ~		100	100
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~		265	270
Ziggo Secured Finance BV
3.000% due 04/15/2025 ♦	EUR	1,800	2,144

Total Loan Participations and Assignments (Cost $52,688)			52,625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 24.1%

BANKING & FINANCE 14.4%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$500	$529
5.000% due 10/01/2021		500	540
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	129
Ally Financial, Inc.
3.250% due 02/13/2018		$1,900	1,915
3.500% due 01/27/2019		100	102
3.600% due 05/21/2018		1,900	1,917
4.125% due 03/30/2020		200	207
8.000% due 11/01/2031		330	427
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	200	279
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(g)	EUR	10,800	13,336
9.000% (USSW5 + 8.262%) due 05/09/2018 ~(g)		$5,000	5,184
Banco do Brasil S.A.
6.000% due 01/22/2020		700	750
Banque PSA Finance S.A.
5.750% due 04/04/2021		82	89
Barclays Bank PLC
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		1,500	1,547
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(g)	GBP	3,300	5,238
Barclays PLC
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(g)		$7,035	7,446
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	509
BNP Paribas S.A.
7.625% (USSW5 + 6.314%) due 03/30/2021 ~(g)		1,800	1,982
BPCE S.A.
12.500% due 09/30/2019 ♦(g)		800	952
BRFkredit A/S
1.000% due 01/01/2018	DKK	26,200	4,181
4.000% due 01/01/2018		50,500	8,111
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$90	89
4.700% due 06/22/2047		92	90
Brookfield Finance, Inc.
4.700% due 09/20/2047		178	180
CBL & Associates LP
5.950% due 12/15/2026		130	132
CIT Group, Inc.
3.875% due 02/19/2019		500	511
5.375% due 05/15/2020		1,030	1,109
5.500% due 02/15/2019		1,535	1,608
Citigroup, Inc.
2.094% (US0003M + 0.790%) due 01/10/2020 ~		300	302
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		2,100	2,212
Credit Suisse AG
5.750% (EUSA5 + 4.000%) due 09/18/2025 ~	EUR	700	937
Credit Suisse Group AG
3.574% due 01/09/2023		$500	512
Crown Castle International Corp.
3.200% due 09/01/2024		88	88
3.650% due 09/01/2027		388	388
4.000% due 03/01/2027		30	31
CTR Partnership LP
5.250% due 06/01/2025		66	68
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		218	219

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.700% due 07/13/2020		$222	$223
4.250% due 10/14/2021		2,820	2,957
Dexia Credit Local S.A.
2.250% due 02/18/2020		1,500	1,503
Digital Realty Trust LP
2.750% due 02/01/2023		20	20
3.700% due 08/15/2027		65	66
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		203	211
Emerald Bay S.A.
0.000% due 10/31/2020 +~	EUR	426	431
5.000% due 10/15/2020 +~		7	7
5.000% due 10/31/2020 +~		33	33
5.000% due 06/23/2022 +~		1,220	1,228
ERP Operating LP
3.250% due 08/01/2027		$36	36
4.000% due 08/01/2047		22	22
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		300	313
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		245	245
4.500% due 10/15/2037		128	130
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^(c)		2,920	131
Howard Hughes Corp.
5.375% due 03/15/2025		147	150
Hudson Pacific Properties LP
3.950% due 11/01/2027 (a)		52	52
International Lease Finance Corp.
8.250% due 12/15/2020		2,800	3,278
iStar, Inc.
4.625% due 09/15/2020		19	19
5.250% due 09/15/2022		73	74
Jefferies Finance LLC
7.250% due 08/15/2024		200	201
7.375% due 04/01/2020		1,100	1,138
Jefferies LoanCore LLC
6.875% due 06/01/2020		300	312
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		1,400	1,425
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	1,100	1,522
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		$800	884
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)	GBP	3,100	4,335
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$48	49
Navient Corp.
4.875% due 06/17/2019		2,815	2,921
5.875% due 03/25/2021		725	766
6.500% due 06/15/2022		249	264
8.000% due 03/25/2020		4,910	5,426
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	26,100	4,146
Nykredit Realkredit A/S
1.000% due 01/01/2018		14,900	2,374
1.000% due 04/01/2018		7,100	1,135
1.000% due 07/01/2018		10,300	1,654
2.000% due 04/01/2018		14,550	2,340
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$130	134
4.500% due 01/15/2025		400	406
4.950% due 04/01/2024		1,000	1,049
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,600	1,664
7.250% due 12/15/2021		521	545
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		44	45
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (f)		323	320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Provident Funding Associates LP
6.375% due 06/15/2025		$28	$29
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	33,950	5,434
2.000% due 01/01/2018		4,750	759
2.000% due 04/01/2018		4,750	764
Rio Oil Finance Trust
9.250% due 07/06/2024		$181	189
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		478	482
3.498% (US0003M + 1.480%) due 05/15/2023 ~		293	295
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(g)		200	210
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(g)		2,600	2,889
Santander Holdings USA, Inc.
3.700% due 03/28/2022		52	53
4.400% due 07/13/2027		40	41
SBA Communications Corp.
4.000% due 10/01/2022 (a)		102	103
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		3,600	3,597
Springleaf Finance Corp.
6.125% due 05/15/2022		3,117	3,309
8.250% due 12/15/2020		1,460	1,653
Stearns Holdings LLC
9.375% due 08/15/2020		3,200	3,360
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		200	203
7.625% due 08/17/2022		3,400	4,016
VEREIT Operating Partnership LP
3.950% due 08/15/2027		56	56
Washington Prime Group LP
5.950% due 08/15/2024		730	746
WEA Finance LLC
2.700% due 09/17/2019		200	202
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~		3,686	3,752

			142,172

INDUSTRIALS 6.7%
Adecoagro S.A.
6.000% due 09/21/2027		150	150
Afren PLC
10.250% due 04/08/2019 ^(c)		2,830	11
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (a)		65	65
3.550% due 10/01/2027 (a)		80	80
ALROSA Finance S.A.
7.750% due 11/03/2020		1,500	1,695
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,600	5,786
7.750% due 05/15/2022		$1,100	1,169
Amazon.com, Inc.
4.050% due 08/22/2047		103	105
4.250% due 08/22/2057		86	89
American Airlines Pass Through Trust
3.350% due 04/15/2031		70	71
3.600% due 04/15/2031		50	51
Arrow Electronics, Inc.
3.250% due 09/08/2024		65	64
Avantor, Inc.
6.000% due 10/01/2024 (a)		198	203
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		116	116
2.195% (US0003M + 0.880%) due 08/15/2022 ~		116	116
2.764% due 08/15/2022		46	46
3.222% due 08/15/2024		466	468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BMC Software Finance, Inc.
8.125% due 07/15/2021	$70	$72
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	320	320
Broadcom Corp.
3.000% due 01/15/2022	126	128
Burger King Worldwide, Inc.
4.250% due 05/15/2024	163	164
5.000% due 10/15/2025 (a)	88	90
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 ^(c)	970	1,002
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022	3,840	4,162
Charter Communications Operating LLC
4.200% due 03/15/2028	196	199
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	700	756
Cheniere Energy Partners LP
5.250% due 10/01/2025	240	246
Cimarex Energy Co.
3.900% due 05/15/2027	35	36
CommScope Technologies LLC
5.000% due 03/15/2027	2	2
Community Health Systems, Inc.
6.250% due 03/31/2023	112	111
Concho Resources, Inc.
3.750% due 10/01/2027	46	46
4.875% due 10/01/2047	42	44
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020	260	268
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(c)	1,200	0
9.250% due 06/30/2020 ^(c)	2,300	0
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)	102	102
CVS Pass-Through Trust
7.507% due 01/10/2032	87	108
DAE Funding LLC
4.000% due 08/01/2020	70	72
4.500% due 08/01/2022	100	103
5.000% due 08/01/2024	180	185
Dell International LLC
4.420% due 06/15/2021	4,215	4,429
Delphi Jersey Holdings PLC
5.000% due 10/01/2025	97	99
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	501	564
7.750% due 06/17/2021	68	75
Diamond Resorts International, Inc.
7.750% due 09/01/2023	317	342
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~	103	104
2.200% due 09/20/2019	33	33
2.950% due 03/20/2023	51	51
3.950% due 03/20/2028	67	67
DISH DBS Corp.
7.875% due 09/01/2019	5,625	6,159
Dollar Tree, Inc.
5.250% due 03/01/2020	100	103
DXC Technology Co.
4.250% due 04/15/2024	27	29
4.750% due 04/15/2027	50	54
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~	54	54
2.750% due 01/30/2023	208	208
Eldorado Resorts, Inc.
6.000% due 04/01/2025	30	32
Energy Transfer LP
4.150% due 10/01/2020	1,270	1,327
9.000% due 04/15/2019	407	448

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enterprise Products Operating LLC
7.034% (US0003M + 2.680%) due 01/15/2068 ~		$1,100	$1,117
EQT Corp.
2.104% (US0003M + 0.770) due 10/01/2020 ~(a)		174	174
2.500% due 10/01/2020 (a)		26	26
Exela Intermediate LLC
10.000% due 07/15/2023		124	122
General Motors Co.
3.500% due 10/02/2018		100	102
HCA, Inc.
4.750% due 05/01/2023		500	531
5.500% due 06/15/2047		91	95
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	355
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		$1,250	1,209
9.750% due 07/15/2025		116	117
KazMunayGas National Co. JSC
9.125% due 07/02/2018		1,200	1,257
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	323
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		1,178	1,189
Masco Corp.
5.950% due 03/15/2022		84	95
Mattamy Group Corp.
6.500% due 10/01/2025		61	63
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	201
Molina Healthcare, Inc.
4.875% due 06/15/2025		18	18
Multi-Color Corp.
4.875% due 11/01/2025 (a)		45	46
NetApp, Inc.
2.000% due 09/27/2019		41	41
3.300% due 09/29/2024		84	84
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		49	50
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		11	12
Nokia Oyj
4.375% due 06/12/2027		36	37
OGX Austria GmbH
8.375% due 04/01/2022 ^(c)		8,500	1
8.500% due 06/01/2018 ^(c)		10,900	0
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		121	122
4.500% due 03/15/2023		243	243
5.250% due 08/15/2022		94	98
5.500% due 02/15/2024		67	71
Petroleos Mexicanos
5.125% due 03/15/2023	EUR	650	882
6.500% due 03/13/2027		$300	333
6.750% due 09/21/2047		310	331
PetSmart, Inc.
5.875% due 06/01/2025		100	88
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		76	78
Pitney Bowes, Inc.
3.625% due 09/15/2020		42	42
4.700% due 04/01/2023		90	88
Priceline Group, Inc.
2.750% due 03/15/2023		36	36
3.550% due 03/15/2028		104	104
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	100	118
3.250% due 03/15/2025		100	120
QVC, Inc.
3.125% due 04/01/2019		$4,000	4,042
4.850% due 04/01/2024		30	31
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,400	1,426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockies Express Pipeline LLC
6.000% due 01/15/2019		$1,300	$1,352
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,682
SFR Group S.A.
5.625% due 05/15/2024		200	256
6.000% due 05/15/2022		$800	837
6.250% due 05/15/2024		500	530
7.375% due 05/01/2026		2,200	2,379
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		1,110	1,107
Smithfield Foods, Inc.
2.700% due 01/31/2020		30	30
Station Casinos LLC
5.000% due 10/01/2025		84	84
Symantec Corp.
5.000% due 04/15/2025		45	47
Tech Data Corp.
3.700% due 02/15/2022		23	23
4.950% due 02/15/2027		50	52
Tenet Healthcare Corp.
4.625% due 07/15/2024		238	236
Time Warner, Inc.
3.800% due 02/15/2027		62	62
TTM Technologies, Inc.
5.625% due 10/01/2025		60	61
United Group BV
4.375% due 07/01/2022	EUR	100	121
4.875% due 07/01/2024		100	122
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		210	262
UPCB Finance Ltd.
3.625% due 06/15/2029		190	223
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$62	66
7.000% due 03/15/2024		119	127
Viking Cruises Ltd.
5.875% due 09/15/2027		30	30
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	138
VMware, Inc.
2.300% due 08/21/2020		$110	110
2.950% due 08/21/2022		90	90
3.900% due 08/21/2027		80	81
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		5,200	5,411
Wyndham Worldwide Corp.
4.150% due 04/01/2024		24	24
4.500% due 04/01/2027		27	27
Wynn Las Vegas LLC
5.250% due 05/15/2027		8	8
Xerox Corp.
3.625% due 03/15/2023		118	117
Yellowstone Energy LP
5.750% due 12/31/2026 +		2,451	2,554

			66,446

UTILITIES 3.0%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~		953	965
2.850% due 02/14/2023		240	239
3.150% due 09/04/2036	EUR	100	119
3.400% due 08/14/2024		$480	481
3.900% due 08/14/2027		440	441
4.900% due 08/14/2037		430	436
5.150% due 02/14/2050		644	651
5.300% due 08/14/2058		192	194
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	2,134
8.146% due 04/11/2018		970	1,001
Majapahit Holding BV
7.750% due 01/20/2020		2,500	2,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)	$2,860	$1,867
Petrobras Global Finance BV
5.299% due 01/27/2025	3,660	3,659
5.999% due 01/27/2028	866	867
6.125% due 01/17/2022	1,907	2,055
7.250% due 03/17/2044	215	225
7.375% due 01/17/2027	407	449
8.375% due 05/23/2021	4,213	4,881
Sprint Capital Corp.
6.900% due 05/01/2019	40	43
Sprint Communications, Inc.
7.000% due 08/15/2020	3,500	3,833
Terraform Global Operating LLC
9.750% due 08/15/2022	2,050	2,286
Transocean Phoenix Ltd.
7.750% due 10/15/2024	38	41
Transocean Proteus Ltd.
6.250% due 12/01/2024	8	8

		29,669

Total Corporate Bonds & Notes (Cost $260,280)		238,287

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	54
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	200	230
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	77
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	28
7.350% due 07/01/2035	20	23
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	360	364
Illinois State General Obligation Notes, Series 2011
5.665% due 03/01/2018	1,200	1,217

Total Municipal Bonds & Notes (Cost $1,902)		1,993

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
1.584% (US0001M + 0.350%) due 09/25/2042 ~	12	12
6.000% due 04/25/2043	8	9
Fannie Mae, TBA
3.500% due 11/01/2047 - 12/01/2047	31,600	32,490
Ginnie Mae
1.534% (LIBOR01M + 0.300%) due 12/16/2026 ~	36	36

Total U.S. Government Agencies (Cost $32,586)		32,547

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bonds
2.750% due 08/15/2047	5,100	4,987
U.S. Treasury Notes
1.875% due 01/31/2022 (l)(n)	25,500	25,507
2.125% due 08/15/2021 (j)(l)(n)	72,800	73,716
2.125% due 07/31/2024	42,400	42,321

Total U.S. Treasury Obligations (Cost $148,823)		146,531

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%
Adjustable Rate Mortgage Trust
3.590% due 10/25/2035 ^~	550	523

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.742% due 11/25/2035 ^~	$211	$188
3.844% due 08/25/2035 ~	451	446
BAMLL Re-REMIC Trust
6.168% due 06/17/2050 ~	4,794	4,821
Banc of America Commercial Mortgage Trust
6.223% due 02/10/2051 ~	1,800	1,816
Banc of America Funding Trust
3.489% due 06/25/2034 ~	52	51
3.646% due 05/20/2036 ^~	237	224
3.688% due 09/20/2035 ^~	131	122
5.888% due 04/25/2037 ^	252	222
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.986% due 06/10/2039 ~	2,800	2,771
Banc of America Mortgage Trust
3.612% due 11/20/2046 ^~	805	790
5.500% due 12/25/2020	32	32
5.706% due 01/25/2036 ^~	78	61
Bear Stearns Adjustable Rate Mortgage Trust
3.423% due 01/25/2035 ~	10	10
Bear Stearns Commercial Mortgage Securities Trust
5.333% due 12/11/2038	5,000	5,007
5.826% due 06/11/2040 ~	1,432	1,431
CGMS Commercial Mortgage Trust
2.334% (LIBOR01M + 1.100%) due 07/15/2030 ~	7,400	7,386
Chase Mortgage Finance Trust
3.486% due 02/25/2037 ~	208	207
5.500% due 12/25/2022 ^	874	747
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.648% due 10/15/2048	2,435	2,500
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	115	109
Commercial Mortgage Trust
5.377% due 12/10/2046	2,424	2,456
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	2,164	2,059
1.407% (US0001M + 0.170%) due 06/25/2046 ~	274	263
1.417% (US0001M + 0.180%) due 04/25/2046 ~	3,103	2,758
1.516% (US0001M + 0.280%) due 09/20/2046 ~	1,174	623
1.637% (US0001M + 0.400%) due 02/25/2036 ~	314	248
1.746% (US0001M + 0.510%) due 11/20/2035 ^~	113	48
5.500% due 03/25/2036 ^	79	63
6.000% due 03/25/2036	764	637
6.000% due 05/25/2037 ^	637	484
Countrywide Home Loan Mortgage Pass-Through Trust
2.459% due 04/25/2035 ~	74	62
3.178% due 02/20/2036 ^~	131	115
5.500% due 11/25/2035 ^	83	74
Credit Suisse Commercial Mortgage Trust
2.184% (LIBOR01M + 0.950%) due 02/15/2031 ~	4,200	4,209
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	58	55
5.100% due 08/15/2038 ~	4,760	4,801
6.000% due 01/25/2036	321	286
Credit Suisse Mortgage Capital Certificates
3.313% due 11/26/2035 ~	13	13
3.317% due 05/26/2036 ~	152	156
Deutsche ALT-A Securities, Inc.
1.387% (US0001M + 0.150%) due 03/25/2037 ^~	501	457
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	161	153
5.886% due 10/25/2036 ^	161	153
Downey Savings & Loan Association Mortgage Loan Trust
1.547% (US0001M + 0.310%) due 10/19/2036 ^~	405	304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dragon Finance BV
1.554% (BP0012M + 0.900%) due 07/13/2023 ~	GBP	3,827	$4,974
Epic Drummond Ltd.
0.000% due 01/25/2022 ♦	EUR	251	293
Eurosail PLC
1.002% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	2,794	3,525
First Horizon Asset Securities, Inc.
3.126% due 02/25/2036 ~		$164	156
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		182	145
GSR Mortgage Loan Trust
3.282% due 11/25/2035 ~		39	39
HarborView Mortgage Loan Trust
2.557% (COF 11 + 1.850%) due 06/19/2045 ^~		1,134	770
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~		602	576
IMT Mortgage Trust
1.934% (LIBOR01M + 0.700%) due 06/15/2034 ~		300	300
2.184% (LIBOR01M + 0.950%) due 06/15/2034 ~		328	328
2.334% (LIBOR01M + 1.100%) due 06/15/2034 ~		200	200
IndyMac Mortgage Loan Trust
3.329% due 09/25/2035 ^~		131	125
3.743% due 08/25/2037 ~		593	562
JPMorgan Alternative Loan Trust
1.397% (US0001M + 0.160%) due 09/25/2036 ~		171	184
2.988% due 12/25/2036 ~		364	362
3.454% due 05/25/2036 ^~		287	234
JPMorgan Chase Commercial Mortgage Securities Corp.
2.064% (LIBOR01M + 0.830%) due 07/15/2034 ~		4,000	4,011
2.234% (LIBOR01M + 1.000%) due 07/15/2034 ~		2,000	2,002
JPMorgan Chase Commercial Mortgage Securities Trust
5.673% due 01/12/2043 ~		1,294	1,319
6.007% due 03/15/2046 ~		1,440	1,477
JPMorgan Mortgage Trust
3.394% due 06/25/2037 ^~		656	590
3.462% due 07/25/2035 ~		117	118
6.500% due 09/25/2035		378	369
JPMorgan Resecuritization Trust
1.737% (US0001M + 0.500%) due 03/26/2037 ~		13	13
LB-UBS Commercial Mortgage Trust
5.276% due 02/15/2041 ~		2,477	2,478
6.041% due 06/15/2038 ~		3,000	3,000
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		395	394
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		674	557
MASTR Alternative Loan Trust
6.750% due 07/25/2036		541	385
MASTR Reperforming Loan Trust
8.000% due 08/25/2034		2,974	3,231
Merrill Lynch Alternative Note Asset Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~		853	429
Merrill Lynch Mortgage Investors Trust
3.131% due 11/25/2035 ~		176	179
Merrill Lynch Mortgage Trust
5.167% due 10/12/2041 ~		4,320	4,329
Mesdag Delta BV
0.000% due 01/25/2020 ♦	EUR	11,503	13,364
Morgan Stanley Capital Trust
5.318% due 10/12/2052 ~		$2,000	2,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
3.254% due 07/25/2035 ^~		$93	$84
Motel 6 Trust
2.154% due 08/15/2034 ~		4,300	4,314
2.424% due 08/15/2034 ~		3,700	3,710
3.384% due 08/15/2034 ~		400	401
Residential Accredit Loans, Inc. Trust
1.427% (US0001M + 0.190%) due 07/25/2036 ~		398	366
2.249% (12MTA + 1.360%) due 09/25/2045 ~		506	486
6.000% due 09/25/2036 ^		670	488
Residential Funding Mortgage Securities, Inc. Trust
4.552% due 08/25/2036 ^~		192	172
Resource Capital Corp.
3.234% (LIBOR01M + 2.000%) due 07/15/2034 ~		1,700	1,703
Resource Capital Corp. Ltd.
2.034% (LIBOR01M + 0.800%) due 07/15/2034 ~		6,700	6,724
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	2,904	3,908
Structured Adjustable Rate Mortgage Loan Trust
3.536% due 09/25/2035 ~		$865	779
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		3,284	2,567
Sutherland Commercial Mortgage Loans
3.192% due 05/25/2037 ~		7,155	7,227
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	45
Thrones PLC
1.130% (BP0003M + 0.850%) due 11/15/2049 ~	GBP	2,713	3,645
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~		1,380	1,788
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		319	407
0.647% (BP0003M + 0.350%) due 10/10/2040 ~		4,100	4,923
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		250	315
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		266	334
Wachovia Bank Commercial Mortgage Trust
5.660% due 04/15/2047 ~		$4,951	5,032
5.672% due 10/15/2048 ~		7,250	7,323
6.148% due 04/15/2047 ~		11,087	11,422
6.221% due 02/15/2051 ~		2,790	2,861
WaMu Mortgage Pass-Through Certificates Trust
1.517% (US0001M + 0.280%) due 11/25/2045 ~		925	872
1.640% (12MTA + 0.810%) due 12/25/2046 ~		354	349
2.089% (12MTA + 1.200%) due 11/25/2042 ~		147	141
3.357% due 09/25/2033 ~		151	153
Wells Fargo Mortgage-Backed Securities Trust
1.937% (US0001M + 0.700%) due 03/25/2036 ~		4,743	4,394
3.332% due 05/25/2036 ^~		79	76
3.387% due 09/25/2033 ~		164	167
3.389% due 11/25/2037 ^~		861	821

Total Non-Agency Mortgage-Backed Securities (Cost $177,631)			180,957

ASSET-BACKED SECURITIES 28.1%
Adams Mill CLO Ltd.
2.404% (US0003M + 1.100%) due 07/15/2026 ~		250	251
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		373	397

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Airspeed Ltd.
1.504% (LIBOR01M + 0.270%) due 06/15/2032 ~		$10,291	$9,144
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~		900	904
Ameriquest Mortgage Securities Trust
1.577% (US0001M + 0.340%) due 04/25/2036 ~		8,100	7,969
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.587% (US0001M + 1.350%) due 03/25/2033 ~		396	393
Arbor Realty Commercial Real Estate Notes Ltd.
3.734% (US0001M + 2.500%) due 04/15/2027 ~		2,200	2,218
Argent Securities Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~		1,437	628
1.477% (US0001M + 0.240%) due 07/25/2036 ~		1,338	594
Aspen Funding Ltd.
2.755% (US0003M + 1.600%) due 07/10/2037 ~		3,675	3,615
Babson CLO Ltd.
2.457% (US0003M + 1.150%) due 07/20/2025 ~		1,600	1,603
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		1,232	1,242
Bear Stearns Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 06/25/2047 ~		1,000	952
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~		7,400	7,401
BSPRT Issuer Ltd.
2.665% (US0001M + 1.350%) due 06/15/2027 ~		5,800	5,815
Capitalsource Real Estate Loan Trust
1.704% (LIBOR03M + 0.390%) due 01/20/2037 ~		1,606	1,532
1.964% (LIBOR03M + 0.650%) due 01/20/2037 ~		1,650	1,557
2.054% (LIBOR03M + 0.750%) due 01/20/2037 ~		650	610
2.164% (LIBOR03M + 0.850%) due 01/20/2037 ~		400	364
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	3,800	4,500
CELF Loan Partners PLC
1.099% (EUR006M + 1.350%) due 05/03/2023 ~		6,095	7,203
College Ave Student Loans LLC
2.887% (US0001M + 1.650%) due 11/26/2046 ~		$1,694	1,696
Countrywide Asset-Backed Certificates Trust
1.507% (US0001M + 0.270%) due 09/25/2046 ~		2,000	1,293
2.587% (US0001M + 1.350%) due 04/25/2035 ~		4,753	4,882
2.812% (US0001M + 1.575%) due 12/25/2034 ~		1,205	1,096
4.740% due 10/25/2035 ~		117	120
Credit Suisse Commercial Mortgage Asset-Backed Trust
1.837% (US0001M + 0.600%) due 09/25/2037 ~		382	376
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)		13,665	13,665
Denali Capital CLO Ltd.
2.457% (US0003M + 1.150%) due 04/20/2027 ~		6,500	6,501
Dryden Senior Loan Fund
2.464% (US0003M + 1.160%) due 10/15/2026 ~		4,000	4,019

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DT Auto Owner Trust
1.720% due 05/15/2020		$1,727	$1,727
ECMC Group Student Loan Trust
2.287% (US0001M + 1.050%) due 05/25/2067 ~		3,511	3,515
EFS Volunteer LLC
2.164% (US0003M + 0.850%) due 10/25/2035 ~		3,503	3,507
First Franklin Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 05/25/2036 ~		6,411	5,981
First Investors Auto Owner Trust
1.860% due 10/15/2021		3,305	3,303
Flatiron CLO Ltd.
2.464% (US0003M + 1.160%) due 01/17/2026 ~		5,500	5,534
Greystone Commercial Real Estate Ltd.
2.784% (US0001M + 1.550%) due 03/15/2027 ~		4,000	4,000
GSAA Home Equity Trust
1.687% (US0001M + 0.450%) due 08/25/2037 ~		604	573
GSAMP Trust
1.987% (US0001M + 0.750%) due 01/25/2034 ~		3,107	3,046
Harbourmaster CLO BV
0.318% (EUR003M + 0.650%) due 05/08/2023 ~	EUR	5,250	6,208
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~		$79	37
Jubilee CDO BV
0.278% (EUR006M + 0.550%) due 07/30/2024 ~	EUR	7,500	8,884
0.329% (EUR006M + 0.600%) due 08/21/2021 ~		3,700	4,386
Long Beach Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~		$11,486	6,522
1.537% (US0001M + 0.300%) due 02/25/2036 ~		11,560	8,283
1.567% (US0001M + 0.330%) due 01/25/2046 ~		23	23
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		295	295
2.567% (US0003M + 1.260%) due 07/20/2026 ~		900	905
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 01/25/2037 ~		343	141
Merrill Lynch Mortgage Investors Trust
1.497% (US0001M + 0.260%) due 04/25/2037 ~		978	637
Morgan Stanley ABS Capital, Inc. Trust
1.507% (US0001M + 0.270%) due 03/25/2036 ~		7,942	7,815
1.942% (US0001M + 0.705%) due 12/25/2034 ~		156	146
Munda CLO BV
0.579% (EUR006M + 0.850%) due 12/05/2024 ~	EUR	4,800	5,647
National Collegiate Student Loan Trust
1.477% (US0001M + 0.240%) due 07/25/2030 ~		$3,132	3,063
1.507% (US0001M + 0.270%) due 03/26/2029 ~		5,069	5,028
1.507% (US0001M + 0.270%) due 09/25/2029 ~		2,648	2,625
1.524% (LIBOR01M + 0.290%) due 10/25/2033 ~		11,614	10,731
1.557% (US0001M + 0.320%) due 10/27/2031 ~		10,000	8,418
1.717% (US0001M + 0.480%) due 12/26/2033 ~		5,000	4,879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		$4,000	$4,001
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 10/25/2036 ^~		2,613	996
NovaStar Mortgage Funding Trust
3.337% (LIBOR01M + 2.100%) due 12/25/2034 ~		2,024	2,003
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~		2,881	2,890
OneMain Financial Issuance Trust
4.100% due 03/20/2028		500	509
OZLM Ltd.
2.527% (US0003M + 1.220%) due 01/20/2027 ~		3,800	3,821
Pallas CDO BV
0.000% due 07/16/2082 ♦	EUR	2,971	3,412
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		$3,100	3,126
People’s Choice Home Loan Securities Trust
2.182% (US0001M + 0.945%) due 05/25/2035 ^~		1,600	1,307
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 09/25/2036 ~		10,625	10,547
1.507% (US0001M + 0.270%) due 07/25/2036 ~		1,500	1,004
Saxon Asset Securities Trust
2.987% (US0001M + 1.750%) due 12/25/2037 ~		6,614	6,842
Securitized Asset-Backed Receivables LLC Trust
1.527% (US0001M + 0.290%) due 12/25/2035 ~		437	430
SLC Student Loan Trust
1.970% (US0003M + 0.650%) due 09/15/2018 ~		655	655
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	597	704
0.000% due 01/25/2024 ♦		2,585	3,049
0.000% due 06/17/2024 ♦		1,558	1,836
1.864% (US0003M + 0.550%) due 04/27/2026 ~		$2,851	2,860
2.814% (US0003M + 1.500%) due 04/25/2023 ~		6,983	7,154
SoFi Professional Loan Program LLC
2.337% (US0001M + 1.100%) due 10/27/2036 ~		973	988
Specialty Underwriting & Residential Finance Trust
1.917% (US0001M + 0.680%) due 01/25/2034 ~		17	17
Springleaf Funding Trust
2.680% due 07/15/2030		6,200	6,204
VOLT LLC
3.250% due 04/25/2059		4,855	4,886
Wood Street CLO BV
0.008% (EUR006M + 0.280%) due 09/14/2023 ~	EUR	589	696

Total Asset-Backed Securities (Cost $273,111)			278,336

SOVEREIGN ISSUES 5.8%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,180	240
Argentina Government International Bond
2.260% due 12/31/2038	EUR	190	154
3.875% due 01/15/2022	EUR	600	724
7.820% due 12/31/2033		853	1,127
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	58,609	3,586

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	200	$248
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (f)	BRL	100,000	31,027
0.000% due 04/01/2018 (f)		18,820	5,746
0.000% due 10/01/2018 (f)		30,400	8,968
Peru Government International Bond
5.700% due 08/12/2024	PEN	1,800	586
8.200% due 08/12/2026		1,000	379
Saudi Government International Bond
2.875% due 03/04/2023 (a)		$1,200	1,196
3.625% due 03/04/2028 (a)		1,200	1,197
4.625% due 10/04/2047 (a)		1,600	1,607
Sri Lanka Government International Bond
6.200% due 05/11/2027		200	210
Venezuela Government International Bond
9.250% due 09/15/2027		469	188

Total Sovereign Issues (Cost $55,615)			57,183

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		82,130	34

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (d)		307,008	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
	SHARES
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. +(d)	345,787	$0

Total Common Stocks (Cost $6,252)		34

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.781% due 03/16/2018	$600	601

REPURCHASE AGREEMENTS (i) 1.1%
		10,862

ARGENTINA TREASURY BILLS 0.2%
2.976% due 10/13/2017 - 02/09/2018 (e)(f)	1,718	1,713

Total Short-Term Instruments (Cost $13,175)		13,176

Total Investments in Securities (Cost $1,022,063)		1,001,669

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	8,185,218	$80,911

Total Short-Term Instruments (Cost $80,913)		80,911

Total Investments in Affiliates (Cost $80,913)		80,911

Total Investments 109.5% (Cost $1,102,976)		$1,082,580

Financial Derivative Instruments (k)(m) (0.2%) (Cost or Premiums, net $(5,252))		(1,796)

Other Assets and Liabilities, net (9.3)%		(92,559)

Net Assets 100.0%		$988,225

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$ 3,066	$3,110	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$10,862	U.S. Treasury Notes 1.750% due 05/31/2022	$(11,083)	$10,862	$10,862

Total Repurchase Agreements						$(11,083)	$10,862	$10,862

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.250%	08/29/2017	10/27/2017	$(29,070)	$(29,104)

Total Reverse Repurchase Agreements					$(29,104)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(29,104)	$0	$(29,104)	$28,858	$(246)
FICC	10,862	0	0	10,862	(11,083)	(221)

Total Borrowings and Other Financing Transactions	$10,862	$(29,104)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(29,104)	$0	$0	$(29,104)

Total Borrowings	$0	$(29,104)	$0	$0	$(29,104)

Payable for reverse repurchase agreements					$(29,104)

(j)	Securities with an aggregate market value of $28,858 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(22,592) at a weighted average interest rate of 1.046%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	120	AUD	11,958	$(61)	$19	$(71)
Euro-BTP Italy Government Bond December Futures	12/2017	18	EUR	2,871	(6)	10	0
U.S. Treasury 10-Year Note December Futures	12/2017	254	$	31,829	(336)	0	(59)

					$(403)	$29	$(130)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	15	EUR	(2,854)	$29	$4	$(4)
Euro-Buxl 30-Year Bond December Futures	12/2017	7		(1,351)	28	4	(7)

					$57	$8	$(11)

Total Futures Contracts					$(346)	$37	$(141)

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.289%	$	1,200	$165	$35	$200	$4	$0
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	14.023	EUR	400	(94)	(8)	(102)	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460	$	300	2	5	7	0	0
Communications Sales & Leasing, Inc.	5.000	Quarterly	12/20/2017	7.782		1,150	(469)	464	(5)	0	(2)
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	500	3	(2)	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.106	$	5,300	486	(159)	327	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.192		800	99	(13)	86	0	0
Jaguar Land Rover Ltd.	5.000	Quarterly	03/20/2018	0.223	EUR	4,700	264	(128)	136	1	0
Navient Corp.	5.000	Quarterly	12/20/2021	2.218	$	550	11	50	61	2	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.540		5,000	(5)	702	697	7	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.424	EUR	300	1	6	7	0	0

							$463	$952	$1,415	$16	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$	3,400	$(140)	$4	$(136)	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	3-Month USD-	2.250%	Semi-Annual	12/20/2022	$	90,600	$(1,273)	$501	$(772)	$162	$0
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	01/05/2025		33,400	(214)	121	(93)	65	0
Receive(5)	3-Month USD-LIBOR	2.550	Semi-Annual	03/23/2026		23,700	(209)	161	(48)	18	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,600	(236)	133	(103)	15	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		7,600	(362)	84	(278)	0	(12)
Receive(5)	3-Month ZAR-JIBAR	7.000	Quarterly	03/22/2023	ZAR	18,500	2	17	19	0	(3)
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(12)	0	(12)	0	(1)
Receive(5)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		53,600	0	(55)	(55)	17	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	(130)	30	(100)	0	(30)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		19,100	156	(104)	52	0	(53)
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	11,400	(145)	57	(88)	0	0
Pay(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		2,200	(14)	18	4	1	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	3,500	(120)	107	(13)	0	(12)
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	2,890,000	(232)	97	(135)	17	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(70)	11	(59)	0	(2)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(50)	17	(33)	0	(2)
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021		35,400	(2)	18	16	0	(3)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	0	9	9	0	(1)
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	0	7	7	0	(1)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	0	5	5	0	(1)
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	0	7	7	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(17)	7	(10)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(38)	16	(22)	0	(1)
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	0	22	22	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	11	11	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	0	15	15	0	(1)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	0	(2)	(2)	0	(1)
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		2,200	1	(1)	0	0	(1)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		14,600	9	(12)	(3)	0	(4)

							$(2,956)	$1,297	$(1,659)	$295	$(130)

Total Swap Agreements							$(2,633)	$2,253	$(380)	$312	$(132)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$37	$312	$349	$0	$(141)	$(132)	$(273)

(l)	Securities with an aggregate market value of $7,680 and cash of $2,828 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$9,775	AUD	12,448	$0	$(11)
	11/2017	AUD	12,448		$9,772	11	0
	12/2017		$3,696	CNH	25,529	132	0
BOA	10/2017		90,067	EUR	76,820	733	(6)
	10/2017	ZAR	2,293		$178	9	0
	11/2017	EUR	76,343		89,643	0	(731)
	11/2017	JPY	11,026		98	0	0
	11/2017		$3,400	TRY	12,377	30	0
	12/2017	CNH	26,281		$3,667	0	(275)
	01/2018	DKK	19,981		2,902	0	(290)
	07/2018		7,100		1,052	0	(95)
BPS	10/2017	AUD	10,339		8,243	132	0
	12/2017		$98	MXN	1,802	0	0
	01/2018	DKK	53,205		$7,846	0	(651)
	04/2018		18,844		2,785	0	(242)
CBK	10/2017		$10,049	JPY	1,133,572	25	0
	10/2017		377	PEN	1,224	0	(2)
	11/2017	JPY	1,133,572		$10,063	0	(25)
	11/2017		$565	TRY	1,986	0	(15)
	12/2017		6,335	MXN	114,923	0	(98)
	04/2018	DKK	3,246		$498	0	(23)
	07/2018		10,425		1,605	0	(80)
DUB	10/2017	AUD	443		356	8	0
	10/2017		$98	PEN	321	0	0
	12/2017		1,560	INR	100,928	0	(27)
FBF	10/2017		94	RUB	5,484	1	0
	12/2017		2,143	INR	138,743	0	(36)

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2017	AUD	434		$347	$7	$0
	10/2017	DKK	26,707		3,913	0	(329)
	10/2017		$1,546	DKK	10,030	47	0
	10/2017		1,849	PEN	6,037	0	(1)
	10/2017		1,831	RUB	106,974	19	0
	11/2017	JPY	11,026		$98	0	0
	11/2017		$675	TRY	2,373	0	(17)
	12/2017		353	INR	22,807	0	(6)
	12/2017		250	MXN	4,478	0	(7)
	04/2018	BRL	18,820		$5,888	80	0
	04/2018	DKK	9,410		1,390	0	(122)
	04/2018		$165	DKK	1,079	8	0
	10/2018	BRL	30,400		$9,288	114	0
HUS	10/2017		$72	PEN	233	0	(1)
	10/2017		540	RUB	31,568	5	0
	12/2017		393	MXN	7,094	0	(8)
JPM	10/2017	BRL	1,491		$477	6	0
	10/2017	JPY	11,026		98	0	0
	10/2017		$476	BRL	1,491	0	(5)
	10/2017		36,525	GBP	27,279	29	0
	11/2017	BRL	1,491		$474	5	0
	11/2017	GBP	27,279		36,562	0	(28)
	11/2017		$4,896	TRY	17,710	11	0
	12/2017		915	INR	59,543	1	(12)
	12/2017		188	MXN	3,379	0	(5)
	01/2018	BRL	100,000		$29,083	0	(2,108)
	01/2018	DKK	26,111		3,859	0	(311)
	01/2018		$64	DKK	421	3	0
	04/2018	DKK	30,726		$4,472	0	(463)
	07/2018		3,281		506	0	(24)
MSB	10/2017	EUR	76,820		92,583	1,790	0
NGF	10/2017		$94	PEN	305	0	(1)
RYL	11/2017	EUR	917		$1,084	0	(1)
SCX	10/2017	AUD	1,232		979	13	0
	10/2017	JPY	1,133,572		10,462	388	0
SOG	10/2017	GBP	27,279		35,427	0	(1,126)
TOR	11/2017		$112	TRY	402	0	(1)
UAG	01/2018		1,588	DKK	9,945	1	0

Total Forward Foreign Currency Contracts						$3,608	$(7,183)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$2,735	$0	$1	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	2.339%	$400	$10	$33	$43	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985	2,400	(38)	40	2	0
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021	0.227	1,900	0	105	105	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114	300	(12)	11	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%	$250	$(4)	$3	$0	$(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	9,800	(48)	2	0	(46)
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088	600	(9)	7	0	(2)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428	100	(10)	8	0	(2)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114	3,500	(170)	155	0	(15)
	Seagate Technology HDD Holdings	5.000	Quarterly	03/20/2018	0.052	400	27	(17)	10	0
	Seagate Technology HDD Holdings	5.000	Quarterly	06/20/2018	0.052	300	18	(7)	11	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037	300	(13)	48	35	0
CBK	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020	0.290	6,000	0	527	527	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.322	1,800	210	(67)	143	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	1,100	(14)	3	0	(11)
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.219	2,900	(128)	157	29	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428	100	(9)	7	0	(2)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.151	1,325	(51)	45	0	(6)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.518	5,800	(638)	1,156	518	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	600	(8)	2	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	700	(4)	1	0	(3)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847	1,200	(219)	179	0	(40)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	2.136	1,400	(124)	55	0	(69)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114	3,900	(131)	114	0	(17)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.911	2,000	(123)	128	5	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037	100	(3)	15	12	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.518	650	(71)	129	58	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	400	(3)	1	0	(2)
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501	300	(21)	15	0	(6)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037	100	(4)	16	12	0
MYC	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020	0.192	6,000	0	336	336	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.151	2,760	(90)	78	0	(12)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.770	600	4	2	6	0

							$(1,676)	$3,287	$1,852	$(241)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	MCDX-28 5-Year Index	1.000%	Quarterly	06/20/2022	$ 3,600	$56	$29	$85	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	72	0	(55)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	20,500	(516)	307	0	(209)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	441	0	(17)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	43	0	(36)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	196	0	(7)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(7)	3	0	(4)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	48,457	321	17	338	0

						$(1,013)	$1,108	$423	$(328)

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023	$100,000	$59	$(104)	$0	$(45)
MYC	Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/07/2022	53,000	2	(202)	0	(200)
	Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023	28,000	10	(111)	0	(101)
	Pay	3-Month USD-LIBOR	2.150	Semi-Annual	10/24/2022	100,000	(5)	171	166	0
	Pay	3-Month USD-LIBOR	2.200	Semi-Annual	10/12/2022	100,000	4	214	218	0
	Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028	26,700	0	(42)	0	(42)

							$70	$(74)	$384	$(388)

Total Swap Agreements							$(2,619)	$4,322	$2,660	$(957)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$143	$0	$0	$143	$(11)	$0	$0	$(11)	$132	$0	$132
BOA	772	0	150	922	(1,397)	0	(1)	(1,398)	(476)	445	(31)
BPS	132	0	0	132	(893)	0	(47)	(940)	(808)	986	178
BRC	0	0	56	56	0	0	(19)	(19)	37	0	37
CBK	25	0	755	780	(243)	0	(11)	(254)	526	(580)	(54)
DUB	8	0	29	37	(27)	0	(57)	(84)	(47)	0	(47)
FBF	1	0	518	519	(36)	0	(6)	(42)	477	(529)	(52)
GLM	275	0	0	275	(482)	0	(45)	(527)	(252)	413	161
GST	0	0	76	76	0	0	(361)	(361)	(285)	562	277
HUS	5	0	0	5	(9)	0	(2)	(11)	(6)	0	(6)
JPM	55	0	12	67	(2,956)	0	(6)	(2,962)	(2,895)	2,917	22
MSB	1,790	0	0	1,790	0	0	0	0	1,790	(2,170)	(380)
MYC	0	0	720	720	0	0	(398)	(398)	322	(1,054)	(732)
NGF	0	0	6	6	(1)	0	0	(1)	5	0	5
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SAL	0	0	338	338	0	0	(4)	(4)	334	0	334
SCX	401	0	0	401	0	0	0	0	401	(300)	101
SOG	0	0	0	0	(1,126)	0	0	(1,126)	(1,126)	1,357	231
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$3,608	$0	$2,660	$6,268	$(7,183)	$0	$(957)	$(8,140)

(n)	Securities with an aggregate market value of $6,680 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37
Swap Agreements	0	17	0	0	295	312

	$0	$17	$0	$0	$332	$349

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,608	$0	$3,608
Swap Agreements	0	2,276	0	0	384	2,660

	$0	$2,276	$0	$3,608	$384	$6,268

	$0	$2,293	$0	$3,608	$716	$6,617

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$141	$141
Swap Agreements	0	2	0	0	130	132

	$0	$2	$0	$0	$271	$273

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,183	$0	$7,183
Swap Agreements	0	569	0	0	388	957

	$0	$569	$0	$7,183	$388	$8,140

	$0	$571	$0	$7,183	$659	$8,413

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$787	$787
Swap Agreements	0	2,641	0	0	(123)	2,518

	$0	$2,641	$0	$0	$664	$3,305

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,098)	$0	$(8,098)
Purchased Options	0	0	0	0	(1)	(1)
Swap Agreements	0	948	0	0	199	1,147

	$0	$948	$0	$(8,098)	$198	$(6,952)

	$0	$3,589	$0	$(8,098)	$862	$(3,647)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(393)	$(393)
Swap Agreements	0	(2,134)	0	0	211	(1,923)

	$0	$(2,134)	$0	$0	$(182)	$(2,316)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,574)	$0	$(3,574)
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	956	0	0	(74)	882

	$0	$956	$0	$(3,574)	$(73)	$(2,691)

	$0	$(1,178)	$0	$(3,574)	$(255)	$(5,007)

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$49,014	$3,611	$52,625
Corporate Bonds & Notes
Banking & Finance	0	140,473	1,699	142,172
Industrials	102	63,790	2,554	66,446
Utilities	0	29,669	0	29,669
Municipal Bonds & Notes
Illinois	0	1,993	0	1,993
U.S. Government Agencies	0	32,547	0	32,547
U.S. Treasury Obligations	0	146,531	0	146,531
Non-Agency Mortgage-Backed Securities	0	180,957	0	180,957
Asset-Backed Securities	0	278,336	0	278,336
Sovereign Issues	0	57,183	0	57,183
Common Stocks
Consumer Discretionary	34	0	0	34
Short-Term Instruments
Certificates of Deposit	0	601	0	601
Repurchase Agreements	0	10,862	0	10,862
Argentina Treasury Bills	0	1,713	0	1,713

	$136	$993,669	$7,864	$1,001,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,911	$0	$0	$80,911

Total Investments	$81,047	$993,669	$7,864	$1,082,580

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	312	0	349
Over the counter	0	6,267	1	6,268

	$37	$6,579	$1	$6,617

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(141)	(132)	0	(273)
Over the counter	0	(8,140)	0	(8,140)

	$(141)	$(8,272)	$0	$(8,413)

Total Financial Derivative Instruments	$(104)	$(1,693)	$1	$(1,796)

Totals	$80,943	$991,976	$7,865	$1,080,784

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Schedule of Investments PIMCO Senior Floating Rate Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 88.1%
Abacus Innovations Corp.
3.250% (LIBOR03M + 2.000%) due 08/16/2023 ~	$8,342	$8,382
Acadia Healthcare Co., Inc.
3.982% (LIBOR03M + 2.750%) due 02/16/2023 ~	5,657	5,705
Accudyne Industries LLC
5.013% (LIBOR03M + 3.750%) due 08/02/2024 ~	10,555	10,595
Advanced Disposal Services, Inc.
3.947% (LIBOR03M + 2.750%) due 11/10/2023 ~	4,443	4,479
AES Corp.
3.317% (LIBOR03M + 2.000%) due 05/24/2022 ~	2,154	2,154
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024	3,900	3,895
4.485% (LIBOR03M + 3.250%) due 04/28/2022 ~	4,272	4,248
5.237% (LIBOR03M + 4.000%) due 04/28/2022 ~	10,725	10,704
Air Methods Corp.
4.833% (LIBOR03M + 3.500%) due 04/21/2024 ~	3,811	3,767
Albany Molecular Research, Inc.
4.583% (LIBOR03M + 3.250%) due 08/30/2024 ~	1,100	1,105
Albertsons LLC
3.985% (LIBOR03M + 2.750%) due 08/25/2021 ~	4,582	4,420
4.317% (LIBOR03M + 3.000%) due 06/22/2023 ~	7,888	7,595
Alere, Inc.
4.490% (LIBOR03M + 3.250%) due 06/18/2022 ~	1,621	1,624
Alliant Holdings, Inc.
4.564% (LIBOR03M + 3.250%) due 08/12/2022 ~	6,159	6,191
Almonde, Inc.
4.817% (LIBOR03M + 3.500%) due 06/13/2024 ~	5,125	5,152
8.567% (LIBOR03M + 7.250%) due 06/13/2025 ~	2,425	2,479
Alpha BV
4.333% (LIBOR03M + 3.000%) due 01/31/2024 ~	5,362	5,389
Altice Financing S.A.
4.054% (LIBOR03M + 2.750%) due 07/15/2025 ~	2,208	2,210
American Axle & Manufacturing, Inc.
3.490% (LIBOR03M + 2.250%) due 04/06/2024 ~	3,654	3,653
American Builders & Contractors Supply Co., Inc.
3.735% (LIBOR03M + 2.500%) due 10/31/2023 ~	10,467	10,521
American Renal Holdings, Inc.
4.485% (LIBOR03M + 3.250%) due 06/14/2024 ~	2,195	2,189
AmWINS Group, Inc.
3.981% - 3.985% (LIBOR03M + 2.750%) due 01/25/2024 ~	2,159	2,166
Ancestry.com Operations, Inc.
4.490% (LIBOR03M + 3.250%) due 10/19/2023 ~	10,301	10,370
9.490% (LIBOR03M + 8.250%) due 10/19/2024 ~	2,610	2,627
Aramark Services, Inc.
3.235% (LIBOR03M + 2.000%) due 03/28/2024 ~	2,015	2,026
Asurion LLC
3.985% (LIBOR03M + 2.750%) due 08/04/2022 ~	1,274	1,280

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.235% (LIBOR03M + 3.000%) due 11/03/2023 ~	$8,804	$8,857
Atlantic Broadband Finance LLC
TBD% due 08/11/2024	6,500	6,469
Atrium Innovations, Inc.
4.833% (LIBOR03M + 3.500%) due 02/13/2021 ~	4,110	4,127
Avantor, Inc.
TBD% due 09/07/2024	11,450	11,486
AVAST Software BV
4.583% (LIBOR03M + 3.250%) due 09/29/2023 ~	2,512	2,527
Avatar Purchaser, Inc.
TBD% due 09/29/2024	1,000	995
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020 ~	841	845
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~	7,363	7,386
Axalta Coating Systems U.S. Holdings, Inc.
3.333% (LIBOR03M + 2.000%) due 06/01/2024 ~	12,269	12,345
B&G Foods, Inc.
3.485% (LIBOR03M + 2.250%) due 11/02/2022 ~	3,673	3,698
Bass Pro Group LLC
6.235% (LIBOR03M + 5.000%) due 12/16/2023 ~	3,935	3,719
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024	1,150	1,150
3.987% (LIBOR03M + 2.750%) due 10/01/2022 ~	6,150	6,180
Berlin Packaging LLC
4.490% - 4.590% (LIBOR03M + 3.250%) due 10/01/2021 ~	5,827	5,864
Berry Plastics Group, Inc.
3.485% (LIBOR03M + 2.250%) due 02/08/2020 ~	394	396
3.485% due 01/06/2021 ~	547	549
3.485% (LIBOR03M + 2.250%) due 10/01/2022 ~	4,823	4,836
3.485% (LIBOR03M + 2.250%) due 01/19/2024 ~	249	249
BJ’s Wholesale Club, Inc.
4.982% (LIBOR03M + 3.750%) due 02/03/2024 ~	5,262	5,055
Black Knight InfoServ LLC
3.500% (LIBOR03M + 2.250%) due 05/27/2022 ~	1,261	1,266
BMC Software Finance, Inc.
5.235% (LIBOR03M + 4.000%) due 09/10/2022 ~	10,455	10,525
5.333% (LIBOR03M + 4.000%) due 09/10/2022 ~	285	287
Boyd Gaming Corp.
3.694% (LIBOR03M + 2.500%) due 09/15/2023 ~	3,169	3,182
Brand Energy & Infrastructure Services, Inc.
5.514% - 5.583% (LIBOR03M + 4.250%) due 06/21/2024 ~	7,257	7,300
Brickman Group Ltd. LLC
4.234% - 4.235% (LIBOR03M + 3.000%) due 12/18/2020 ~	3,561	3,579
Bright Bidco B.V.
5.735% - 5.833% (LIBOR03M + 4.500%) due 06/30/2024 ~	4,628	4,677
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024 ~	20,382	20,384
BWAY Holding Co.
4.481% - 6.500% (Prime + 2.300%) due 04/03/2024 ~	3,392	3,402
Cactus Wellhead LLC
7.317% (LIBOR03M + 6.000%) due 07/31/2020 ~	697	683

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caesars Entertainment Operating Co.
TBD% due 03/31/2024	$9,975	$9,996
Calpine Corp.
4.090% (LIBOR03M + 2.750%) due 01/15/2024 ~	318	317
Camelot UK Holdco Ltd.
4.735% (LIBOR03M + 3.500%) due 10/03/2023 ~	2,401	2,413
Casella Waste Systems, Inc.
3.984% - 6.000% (LIBOR03M + 2.750%) due 10/17/2023 ~	2,035	2,045
Catalent Pharma Solutions, Inc.
3.985% (LIBOR03M + 2.750%) due 05/20/2021 ~	5,775	5,825
Cavium, Inc.
3.487% - 5.500% (LIBOR03M + 2.250%) due 08/16/2022 ~	1,023	1,030
CBS Radio, Inc.
TBD% due 10/17/2023	3,850	3,881
TBD% (LIBOR03M + 3.500%) due 10/17/2023 ~	1,460	1,472
CDRH Parent, Inc.
5.570% (LIBOR03M + 4.250%) due 07/01/2021 ~	1,375	1,124
CenturyLink, Inc.
2.750% due 01/31/2025 ~	23,725	23,034
CH Hold Corp.
4.235% (LIBOR03M + 3.000%) due 02/01/2024 ~	1,787	1,801
4.239% (LIBOR03M + 3.000%) due 02/01/2024 ~	168	169
8.485% (LIBOR03M + 7.250%) due 02/01/2025 ~	400	410
Change Healthcare Holdings, Inc.
3.985% (LIBOR03M + 7.250%) due 03/01/2024 ~	11,971	12,012
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020 ~	4,962	4,984
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	16,400	16,485
Chobani LLC
5.485% (LIBOR03M + 4.250%) due 10/07/2023 ~	6,746	6,781
CityCenter Holdings LLC
3.735% (LIBOR03M + 2.500%) due 04/18/2024 ~	4,165	4,186
Clark Equipment Co.
4.083% (LIBOR03M + 2.750%) due 05/18/2024 ~	9,157	9,221
Colorado Buyer, Inc.
4.310% (LIBOR03M + 3.000%) due 05/01/2024 ~	9,720	9,771
8.570% (LIBOR03M + 7.250%) due 05/01/2025 ~	4,740	4,799
Columbus McKinnon Corp.
4.333% (LIBOR03M + 3.000%) due 01/31/2024 ~	615	619
CommScope, Inc.
3.235% (LIBOR03M + 2.000%) due 12/29/2022 ~	3,823	3,847
Community Health Systems, Inc.
4.317% (LIBOR03M + 3.000%) due 01/27/2021 ~	5,241	5,221
Consolidated Communications, Inc.
4.240% (LIBOR03M + 3.000%) due 10/04/2023 ~	725	709
Convatec, Inc.
3.583% (LIBOR03M + 2.250%) due 10/31/2023 ~	2,090	2,103
Cortes NP Acquisition Corp.
5.239% (LIBOR03M + 4.000%) due 11/30/2023 ~	4,040	4,070
CPG International, Inc.
5.083% (LIBOR03M + 3.750%) due 05/03/2024 ~	10,583	10,628

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cypress Intermediate Holdings, Inc.
4.240% (LIBOR03M + 3.000%) due 04/27/2024 ~		$549	$548
Darling International, Inc.
3.740% - 5.750% (LIBOR03M + 2.500%) due 01/06/2021 ~		3,127	3,165
DaVita HealthCare Partners, Inc.
3.985% (LIBOR03M + 2.750%) due 06/24/2021 ~		5,120	5,160
Dayco Products LLC
6.317% (LIBOR03M + 5.000%) due 05/19/2023 ~		3,217	3,241
Dayton Power & Light Co.
4.490% (LIBOR03M + 3.250%) due 08/24/2022 ~		1,985	2,015
Dell International LLC
3.740% (LIBOR03M + 2.500%) due 09/07/2023 ~		19,849	19,937
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~		11,025	11,107
Delta SARL
4.235% (LIBOR03M + 3.000%) due 02/01/2024 ~		15,082	15,154
Diamond BV
TBD% due 09/06/2024	EUR	1,875	2,216
TBD% (LIBOR03M + 3.000%) due 09/06/2024 ~		$12,500	12,490
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023 ~		14,456	14,554
DigiCert, Inc.
TBD% due 09/20/2024		2,075	2,098
DigitalGlobe, Inc.
3.985% (LIBOR03M + 2.750%) due 01/15/2024 ~		2,928	2,930
DJO Finance LLC
4.485% - 4.487% (LIBOR03M + 3.250%) due 06/08/2020 ~		4,176	4,174
Dynegy, Inc.
4.485% (LIBOR03M + 3.250%) due 02/07/2024 ~		726	731
Eldorado Resorts LLC
3.563% (LIBOR03M + 2.250%) due 04/17/2024 ~		8,062	8,063
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		16,184	16,367
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		6,800	6,840
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		28,422	28,588
Envision Healthcare Corp.
4.240% (LIBOR03M + 3.000%) due 12/01/2023 ~		8,786	8,853
Equinix, Inc.
3.235% (LIBOR03M + 2.000%) due 01/06/2023 ~		2,608	2,613
ESH Hospitality, Inc.
3.735% (LIBOR03M + 2.500%) due 08/30/2023 ~		6,687	6,724
EWT Holdings Corp.
5.083% (LIBOR03M + 3.750%) due 01/15/2021 ~		4,014	4,072
FCA U.S. LLC
3.240% (LIBOR03M + 2.000%) due 12/31/2018 ~		3,587	3,604
FinCo LLC
2.750% due 06/14/2022		6,975	7,051
First Data Corp.
3.487% (LIBOR03M + 2.250%) due 07/08/2022 ~		15,684	15,720
3.737% (LIBOR03M + 2.500%) due 04/26/2024 ~		10,158	10,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flex Acquisition Co., Inc.
4.299% (LIBOR03M + 3.000%) due 12/29/2023 ~	$7,082	$7,111
Flying Fortress, Inc.
3.333% (LIBOR03M + 2.000%) due 10/30/2022 ~	3,600	3,624
Freedom Mortgage Corp.
6.956% (LIBOR03M + 5.500%) due 02/23/2022 ~	5,395	5,493
Gardner Denver, Inc.
4.083% (LIBOR03M + 2.750%) due 07/30/2024 ~	13,872	13,899
Gartner, Inc.
3.235% (LIBOR03M + 2.000%) due 03/20/2022 ~	1,176	1,179
3.235% (LIBOR03M + 2.000%) due 04/05/2024 ~	492	494
Gates Global LLC
4.583% (LIBOR03M + 3.250%) due 04/01/2024 ~	5,429	5,458
Gavilan Resources LLC
7.231% (LIBOR03M + 6.000%) due 03/01/2024 ~	3,300	3,193
Generac Power Systems, Inc.
3.549% (LIBOR03M + 2.250%) due 05/31/2023 ~	1,304	1,308
Global Payments, Inc.
3.235% (LIBOR03M + 2.000%) due 04/21/2023 ~	2,423	2,435
Go Daddy Operating Co. LLC
3.735% (LIBOR03M + 2.500%) due 02/15/2024 ~	1,594	1,600
Golden Entertainment, Inc.
TBD% due 08/15/2024	2,200	2,197
TBD% due 08/15/2025	800	804
Golden Nugget, Inc.
TBD% due 10/04/2023	1,275	1,283
Granite Acquisition, Inc.
5.296% (LIBOR03M + 4.000%) due 12/19/2021 ~	1,962	1,979
5.333% (LIBOR03M + 4.000%) due 12/19/2021 ~	89	89
Greatbatch Ltd.
4.740% (LIBOR03M + 3.500%) due 10/27/2022 ~	2,793	2,806
Grifols Worldwide Operations USA, Inc.
3.447% (LIBOR03M + 2.250%) due 01/31/2025 ~	9,757	9,786
HCA, Inc.
3.235% (LIBOR03M + 2.000%) due 03/17/2023 ~	1,074	1,079
3.485% (LIBOR03M + 2.250%) due 02/15/2024 ~	5,772	5,807
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~	9,650	9,701
HD Supply, Inc.
3.583% (LIBOR03M + 2.250%) due 08/13/2021 ~	4,486	4,508
3.833% (LIBOR03M + 2.500%) due 10/17/2023 ~	3,499	3,521
Hearthside Group Holdings LLC
4.235% (LIBOR03M + 3.000%) due 06/02/2021 ~	1,805	1,815
Helix Gen Funding LLC
5.083% due 06/02/2024	9,322	9,436
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~	13,729	13,799
HUB International Ltd.
4.312% (LIBOR03M + 3.000%) due 10/02/2020 ~	4,869	4,905
Huntsman International LLC
4.235% (LIBOR03M + 3.000%) due 04/01/2023 ~	1,963	1,977

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Immucor, Inc.
6.235% (LIBOR03M + 5.000%) due 06/15/2021 ~	$8,468	$8,593
INC Research LLC
3.485% (LIBOR03M + 2.250%) due 08/01/2024 ~	4,000	4,017
INEOS Styrolution Group GmbH
4.083% (LIBOR03M + 2.750%) due 04/01/2024 ~	1,265	1,269
Ineos U.S. Finance LLC
3.985% (LIBOR03M + 2.750%) due 03/31/2022 ~	5,098	5,133
3.985% (LIBOR03M + 2.750%) due 04/01/2024 ~	89	90
Informatica Corp.
4.833% (LIBOR03M + 3.500%) due 08/05/2022 ~	3,092	3,098
Intelsat Jackson Holdings S.A.
4.071% (LIBOR03M + 2.750%) due 06/30/2019 ~	2,544	2,539
ION Media Networks, Inc.
4.240% (LIBOR03M + 3.000%) due 12/18/2020 ~	2,425	2,444
J.C. Penney Corp., Inc.
5.568% (LIBOR03M + 4.250%) due 06/23/2023 ~	582	570
Jacobs Douwe Egberts International BV
3.563% (LIBOR03M + 2.250%) due 07/02/2022 ~	3,500	3,521
Jaguar Holding Co.
3.985% - 4.083% (LIBOR03M + 2.750%) due 08/18/2022 ~	9,412	9,470
Jefferies Finance LLC
4.313% (LIBOR03M + 3.000%) due 07/26/2024 ~	7,400	7,428
Jeld-Wen, Inc.
4.333% (LIBOR03M + 3.000%) due 07/01/2022 ~	2,850	2,878
KAR Auction Services, Inc.
3.625% (LIBOR03M + 2.250%) due 03/11/2021 ~	595	599
3.875% (LIBOR03M + 2.500%) due 03/09/2023 ~	1,628	1,639
Kinetic Concepts, Inc.
4.583% (LIBOR03M + 3.250%) due 02/02/2024 ~	10,973	10,942
Klockner-Pentaplast of America, Inc.
5.583% (LIBOR03M + 4.250%) due 06/30/2022 ~	2,214	2,222
Kronos, Inc.
4.811% (LIBOR03M + 3.500%) due 11/01/2023 ~	4,069	4,097
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~	8,564	8,607
Level 3 Financing, Inc.
3.486% (LIBOR03M + 2.250%) due 02/22/2024 ~	14,450	14,463
Lightstone Generation LLC
5.735% (LIBOR03M + 4.500%) due 01/30/2024 ~	4,238	4,231
Limetree Bay Terminals LLC
5.234% (LIBOR03M + 4.000%) due 02/15/2024 ~	1,294	1,297
Lions Gate Entertainment Corp.
4.235% (LIBOR03M + 3.000%) due 12/08/2023 ~	705	711
Live Nation Entertainment, Inc.
3.500% (LIBOR03M + 2.250%) due 10/31/2023 ~	2,466	2,478
LTF Merger Sub, Inc.
4.317% (LIBOR03M + 3.000%) due 06/10/2022 ~	4,749	4,771

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LTS Buyer LLC
4.546% (LIBOR03M + 3.250%) due 04/13/2020 ~	$3,603	$3,615
MA FinanceCo. LLC
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~	1,354	1,356
MacDermid, Inc.
TBD% due 06/07/2020	600	602
4.235% (LIBOR03M + 3.000%) due 06/07/2023 ~	2,038	2,049
TBD% (LIBOR03M + 3.500%) due 06/07/2020 ~	954	959
MacDonald Dettwiler & Associates Ltd.
TBD% due 07/06/2024	3,237	3,242
Mallinckrodt International Finance S.A.
4.083% (LIBOR03M + 2.750%) due 09/24/2024 ~	6,919	6,919
Manitowoc Foodservice, Inc.
3.985% (LIBOR03M + 2.750%) due 03/03/2023 ~	4,650	4,686
MaxLinear, Inc.
3.737% (LIBOR03M + 2.500%) due 05/12/2024 ~	1,970	1,972
McAfee LLC
TBD% due 09/21/2024	5,900	5,935
TBD% due 09/21/2025	1,100	1,104
MGM Growth Properties Operating Partnership LP
3.485% (LIBOR03M + 2.250%) due 04/25/2023 ~	15,986	16,052
MH Sub LLC
TBD% due 08/15/2025	2,050	2,046
4.820% (LIBOR03M + 3.500%) due 09/13/2024 ~	6,300	6,275
Michaels Stores, Inc.
3.984% - 3.985% (LIBOR03M + 2.750%) due 01/30/2023 ~	6,056	6,053
Micron Technology, Inc.
3.740% (LIBOR03M + 2.500%) due 04/26/2022 ~	222	224
Midas Intermediate Holdco LLC
4.083% (LIBOR03M + 2.750%) due 08/18/2021 ~	2,677	2,681
Mission Broadcasting, Inc.
3.737% (LIBOR03M + 2.500%) due 01/17/2024 ~	523	525
MKS Instruments, Inc.
3.485% (LIBOR03M + 2.250%) due 05/01/2023 ~	1,544	1,559
Moran Foods LLC
7.235% (LIBOR03M + 6.000%) due 12/05/2023 ~	3,682	3,374
MPH Acquisition Holdings LLC
4.333% (LIBOR03M + 3.000%) due 06/07/2023 ~	10,572	10,596
Mueller Water Products, Inc.
3.735% - 3.833% (LIBOR03M + 2.500%) due 11/25/2021 ~	2,394	2,413
Multi Color Corp.
TBD% due 09/20/2024	900	905
Nature’s Bounty Co.
TBD% due 09/26/2024	5,000	4,962
TBD% due 09/26/2025	350	344
Neiman Marcus Group Ltd. LLC
4.481% (LIBOR03M + 3.250%) due 10/25/2020 ~	8,233	6,162
Neustar, Inc.
TBD% due 01/08/2020	699	706
Nexstar Broadcasting, Inc.
3.737% (LIBOR03M + 2.500%) due 01/17/2024 ~	4,180	4,195
NFP Corp.
4.735% (LIBOR03M + 3.500%) due 01/08/2024 ~	11,460	11,556

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nielsen Finance LLC
3.235% (LIBOR03M + 2.000%) due 10/04/2023 ~	$1,466	$1,471
NRG Energy, Inc.
3.583% (LIBOR03M + 2.250%) due 06/30/2023 ~	6,295	6,308
Numericable Group S.A.
4.061% (LIBOR03M + 2.750%) due 07/31/2025 ~	12,348	12,329
Numericable U.S. LLC
4.561% (LIBOR03M + 3.250%) due 01/14/2025 ~	3,002	3,016
Oberthur Technologies S.A.
5.083% (LIBOR03M + 3.750%) due 01/10/2024 ~	2,587	2,548
ON Semiconductor Corp.
3.485% (LIBOR03M + 2.250%) due 03/31/2023 ~	4,170	4,190
Onex TSG Holdings Corp.
5.235% (LIBOR03M + 4.000%) due 07/31/2022 ~	2,059	2,070
Ortho-Clinical Diagnostics S.A.
5.083% (LIBOR03M + 2.500%) due 06/30/2021 ~	13,203	13,259
OXEA Finance LLC
TBD% due 01/15/2020	2,050	2,045
Parexel International Corp.
TBD% due 08/07/2024	2,500	2,521
Party City Holdings, Inc.
4.320% - 4.340% (LIBOR03M + 3.000%) due 08/19/2022 ~	1,784	1,791
Penn National Gaming, Inc.
3.735% (LIBOR03M + 2.5000%) due 01/19/2024 ~	1,592	1,601
Petco Animal Supplies, Inc.
4.311% (LIBOR03M + 3.000%) due 01/26/2023 ~	1,379	1,145
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~	1,575	1,537
PetSmart, Inc.
4.240% (LIBOR03M + 3.000%) due 03/11/2022 ~	6,139	5,227
PharMerica Corp.
TBD% due 09/26/2024	2,000	2,011
Pinnacle Foods Finance LLC
3.232% (LIBOR03M + 2.000%) due 02/02/2024 ~	6,154	6,177
Pizza Hut Holdings LLC
3.234% (LIBOR03M + 2.000%) due 06/16/2023 ~	5,621	5,653
Playa Resorts Holding BV
4.320% (LIBOR03M + 3.000%) due 04/05/2024 ~	2,618	2,619
Ply Gem Industries, Inc.
4.333% (LIBOR03M + 3.000%) due 02/01/2021 ~	2,614	2,634
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~	8,236	8,262
Prestige Brands, Inc.
3.985% (LIBOR03M + 2.750%) due 01/26/2024 ~	3,647	3,668
Prime Security Services Borrower LLC
3.985% (LIBOR03M + 2.750%) due 05/02/2022 ~	10,160	10,251
PSAV Holdings LLC
4.762% - 4.813% (LIBOR03M + 3.500%) due 04/27/2024 ~	13,354	13,354
Quest Software U.S. Holdings, Inc.
7.235% (LIBOR03M + 6.000%) due 10/31/2022 ~	2,928	2,970
Quikrete Holdings, Inc.
3.985% (LIBOR03M + 2.750%) due 11/15/2023 ~	7,089	7,089

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Quintiles IMS, Inc.
TBD% due 01/31/2025	$1,100	$1,107
3.333% (LIBOR03M + 2.000%) due 03/07/2024 ~	2,371	2,389
Quorum Health Corp.
7.985% - 8.067% (LIBOR03M + 6.750%) due 04/29/2022 ~	3,533	3,572
Rackspace Hosting, Inc.
4.311% (LIBOR03M + 3.000%) due 11/03/2023 ~	3,060	3,060
Realogy Corp.
3.485% (LIBOR03M + 2.250%) due 07/20/2022 ~	4,197	4,225
Refresco Group BV
TBD% due 09/26/2024	2,050	2,065
Rexnord LLC
3.985% - 4.080% (LIBOR03M + 2.750%) due 08/21/2023 ~	5,797	5,823
Reynolds Group Holdings, Inc.
4.235% (LIBOR03M + 3.000%) due 02/05/2023 ~	11,677	11,738
Riverbed Technology, Inc.
4.490% (LIBOR03M + 3.250%) due 04/24/2022 ~	4,827	4,722
RPI Finance Trust
3.333% (LIBOR03M + 2.000%) due 03/27/2023 ~	8,930	8,968
Sally Holdings LLC
3.750% (LIBOR03M + 2.500%) due 07/05/2024 ~	2,550	2,568
Samsonite International S.A.
3.485% (LIBOR03M + 2.250%) due 08/01/2023 ~	2,376	2,395
SBA Senior Finance LLC
3.490% (LIBOR03M + 2.250%) due 03/24/2021 ~	5,068	5,090
3.490% (LIBOR03M + 2.250%) due 06/10/2022 ~	1,274	1,279
Scientific Games International, Inc.
4.485% - 4.522% (LIBOR03M + 3.250%) due 08/14/2024 ~	11,650	11,685
Seattle Spinco, Inc.
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~	9,146	9,160
Select Medical Corp.
4.810% - 6.750% (LIBOR03M + 3.500%) due 03/01/2021 ~	995	1,006
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021 ~	10,134	10,239
10.314% (LIBOR03M + 9.000%) due 04/28/2022 ~	3,724	3,807
Serta Simmons Bedding LLC
4.799% - 4.812% (LIBOR03M + 3.500%) due 11/08/2023 ~	5,124	4,985
SIG Combibloc U.S. Acquisition, Inc.
4.235% (LIBOR03M + 3.000%) due 03/13/2022 ~	3,012	3,027
Sinclair Television Group, Inc.
3.490% (LIBOR03M + 2.250%) due 01/03/2024 ~	3,201	3,210
Six Flags Theme Parks, Inc.
3.240% - 5.250% (LIBOR03M + 2.000%) due 06/30/2022 ~	1,000	1,006
SolarWinds Holdings, Inc.
4.735% (LIBOR03M + 3.500%) due 02/05/2023 ~	1,841	1,850
Spectrum Brands, Inc.
3.312% - 3.314% (LIBOR03M + 2.000%) due 06/23/2022 ~	2,007	2,021
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024 ~	10,028	10,055

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SS&C Technologies, Inc.
3.485% (LIBOR03M + 2.250%) due 07/08/2022 ~		$3,414	$3,435
3.485% (LIBOR03M + 2.250%) due 07/08/2022 ~		286	288
Staples, Inc.
TBD% due 09/12/2024		708	705
Station Casinos LLC
3.740% (LIBOR03M + 2.500%) due 06/08/2023 ~		10,053	10,074
Sterigenics-Nordion Holdings LLC
4.235% (LIBOR03M + 3.000%) due 05/15/2022 ~		5,200	5,206
Synchronoss Technologies, Inc.
5.735% (LIBOR03M + 4.500%) due 01/19/2024 ~		1,965	1,881
Syncsort, Inc.
6.314% (LIBOR03M + 5.000%) due 08/09/2024 ~		3,000	2,970
Syniverse Holdings, Inc.
4.333% (LIBOR03M + 3.000%) due 04/23/2019 ~		6,417	6,214
Talen Energy Supply LLC
5.235% (LIBOR03M + 4.000%) due 04/15/2024 ~		2,410	2,367
Team Health Holdings, Inc.
3.985% (LIBOR03M + 2.750%) due 02/06/2024 ~		4,236	4,178
Techem GmbH
TBD% due 07/31/2024	EUR	10,000	11,910
Telenet Financing USD LLC
3.984% (LIBOR03M + 2.750%) due 06/30/2025 ~		$6,675	6,702
Telesat Canada
4.240% (LIBOR03M + 3.000%) due 11/17/2023 ~		3,267	3,299
Tempo Acquisition LLC
4.235% (LIBOR03M + 3.000%) due 05/01/2024 ~		18,623	18,662
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		1,523	1,528
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		6,627	6,648
TI Group Automotive Systems LLC
3.985% (LIBOR03M + 2.750%) due 06/30/2022 ~		7,439	7,465
Trans Union LLC
3.235% (LIBOR03M + 2.000%) due 04/10/2023 ~		8,269	8,265
TransDigm, Inc.
4.235% - 4.333% (LIBOR03M + 3.000%) due 06/04/2021 ~		1,987	1,995
4.235% - 4.333% (LIBOR03M + 3.000%) due 05/14/2022 ~		7,061	7,086
4.235% - 4.333% (LIBOR03M + 3.000%) due 06/09/2023 ~		5,304	5,322
4.235% - 4.333% (LIBOR03M + 3.000%) due 08/22/2024 ~		2,494	2,501
Traverse Midstream Partners LLC
TBD% due 09/27/2024		2,550	2,585
Tribune Media Co.
4.235% (LIBOR03M + 3.000%) due 12/27/2020 ~		484	486
4.235% (LIBOR03M + 3.000%) due 01/27/2024 ~		6,033	6,055
Tronox Blocked Borrower LLC
TBD% due 09/22/2024		695	699
Tronox Finance LLC
TBD% due 09/22/2024		1,605	1,613
Truck Hero, Inc.
5.326% (LIBOR03M + 4.000%) due 04/21/2024 ~		3,167	3,164
U.S. Anesthesia Partners, Inc.
4.485% (LIBOR03M + 3.250%) due 06/23/2024 ~		3,167	3,151
U.S. Foods, Inc.
3.985% (LIBOR03M + 2.750%) due 06/27/2023 ~		7,538	7,594

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ultra Resources, Inc.
TBD% due 04/12/2024	$1,825	$1,828
TBD% (LIBOR03M + 3.000%) due 04/12/2024 ~	3,200	3,205
Unitymedia Finance LLC
TBD% due 09/30/2025	4,400	4,395
Univar, Inc.
3.985% (LIBOR03M + 2.750%) due 07/01/2022 ~	3,810	3,828
Univision Communications, Inc.
3.985% (LIBOR03M + 2.750%) due 03/15/2024 ~	19,826	19,673
UPC Financing Partnership
3.984% (LIBOR03M + 2.750%) due 04/15/2025 ~	2,700	2,713
USI, Inc.
TBD% due 07/26/2024	7,225	7,211
4.314% (LIBOR03M + 3.000%) due 05/16/2024 ~	3,750	3,739
USS Ultimate Holdings, Inc.
TBD% due 08/25/2024	3,025	3,062
Utility One Source LP
6.735% (LIBOR03M + 5.500%) due 04/07/2023 ~	4,988	5,103
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~	15,131	15,416
Vantiv LLC
3.697% - 3.737% (LIBOR03M + 2.500%) due 10/14/2023 ~	2,655	2,672
VFH Parent LLC
5.061% (LIBOR03M + 3.750%) due 12/30/2021 ~	702	711
Virgin Media Bristol LLC
3.984% (LIBOR03M + 2.750%) due 01/31/2025 ~	10,775	10,828
Vizient, Inc.
4.735% (LIBOR03M + 3.500%) due 02/13/2023 ~	753	762
West Corp.
3.735% (LIBOR03M + 2.500%) due 06/17/2023 ~	3,234	3,236
Westmoreland Coal Co.
7.833% (LIBOR03M + 6.500%) due 12/16/2020 ~	7,707	5,202
WEX, Inc.
3.980% - 3.985% (LIBOR03M + 2.750%) due 06/30/2023 ~	4,444	4,491
Wilsonart LLC
4.590% (LIBOR03M + 3.250%) due 12/19/2023 ~	6,991	7,021
Wrangler Buyer Corp.
TBD% due 09/25/2024	3,322	3,341
Xerox Business Services LLC
5.235% (LIBOR03M + 4.000%) due 12/07/2023 ~	4,516	4,543
XPO Logistics, Inc.
3.554% (LIBOR03M + 2.250%) due 11/01/2021 ~	2,764	2,774
Zebra Technologies Corp.
3.314% (LIBOR03M + 2.000%) due 10/27/2021 ~	446	447
Ziggo Secured Finance Partnership
3.734% (LIBOR03M + 2.500%) due 04/15/2025 ~	4,275	4,279

Total Loan Participations and Assignments (Cost $1,485,398)		1,486,897

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 1.0%
Aircastle Ltd.
5.000% due 04/01/2023	150	161
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025	625	605

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Blackstone CQP Holdco LP
6.000% due 08/18/2021	$975	$958
6.500% due 03/20/2021	2,100	2,131
CBRE Services, Inc.
5.000% due 03/15/2023	1,000	1,036
CIT Group, Inc.
5.800% (US0003M + 3.972%) due 06/15/2022 ~(c)	700	729
Crescent Communities LLC
8.875% due 10/15/2021	575	612
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,108
CyrusOne LP
5.000% due 03/15/2024	100	106
FBM Finance, Inc.
8.250% due 08/15/2021	175	188
Icahn Enterprises LP
6.750% due 02/01/2024	100	106
Jefferies Finance LLC
7.250% due 08/15/2024	400	402
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	750	774
MGIC Investment Corp.
5.750% due 08/15/2023	450	496
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	250	255
4.500% due 01/15/2028	75	76
MPT Operating Partnership LP
5.000% due 10/15/2027	300	308
Navient Corp.
5.875% due 03/25/2021	550	581
6.625% due 07/26/2021	625	670
Provident Funding Associates LP
6.375% due 06/15/2025	200	211
Radian Group, Inc.
4.500% due 10/01/2024	100	102
RHP Hotel Properties LP
5.000% due 04/15/2023	775	806
SBA Communications Corp.
4.000% due 10/01/2022 (a)	475	477
Springleaf Finance Corp.
6.125% due 05/15/2022	975	1,035
Starwood Property Trust, Inc.
5.000% due 12/15/2021	150	157
Stearns Holdings LLC
9.375% due 08/15/2020	1,750	1,838
Tempo Acquisition LLC
6.750% due 06/01/2025	225	228

		16,156

INDUSTRIALS 5.1%
Acadia Healthcare Co., Inc.
6.500% due 03/01/2024	200	216
ADT Corp.
4.125% due 06/15/2023	1,400	1,433
6.250% due 10/15/2021	1,400	1,559
AECOM
5.750% due 10/15/2022	665	696
5.875% due 10/15/2024	565	629
Aleris International, Inc.
9.500% due 04/01/2021	300	321
Alliance Data Systems Corp.
5.250% due 12/01/2017	1,500	1,511
5.875% due 11/01/2021	100	104
Allison Transmission, Inc.
4.750% due 10/01/2027	100	101
Altice Financing S.A.
7.500% due 05/15/2026	875	965
AMC Networks, Inc.
4.750% due 08/01/2025	1,250	1,266
American Greetings Corp.
7.875% due 02/15/2025	50	54

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aramark Services, Inc.
4.750% due 06/01/2026	$200	$211
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (b)	1,000	1,070
Ardagh Packaging Finance PLC
4.625% due 05/15/2023	1,800	1,856
Ashtead Capital, Inc.
4.125% due 08/15/2025	675	696
4.375% due 08/15/2027	675	696
Avantor, Inc.
6.000% due 10/01/2024 (a)	2,300	2,357
Avon International Operations, Inc.
7.875% due 08/15/2022	450	469
B&G Foods, Inc.
5.250% due 04/01/2025	200	205
BCD Acquisition, Inc.
9.625% due 09/15/2023	300	332
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	100	107
BlueLine Rental Finance Corp.
9.250% due 03/15/2024	150	162
Boise Cascade Co.
5.625% due 09/01/2024	100	106
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	475	476
Boyd Gaming Corp.
6.375% due 04/01/2026	200	219
Builders FirstSource, Inc.
5.625% due 09/01/2024	500	531
Burger King Worldwide, Inc.
4.250% due 05/15/2024	775	780
5.000% due 10/15/2025	525	537
5.000% due 10/15/2025 (a)	1,175	1,201
BWAY Holding Co.
5.500% due 04/15/2024	350	366
Camelot Finance S.A.
7.875% due 10/15/2024	225	243
CBS Radio, Inc.
7.250% due 11/01/2024	500	536
CCO Holdings LLC
5.125% due 05/01/2023	1,250	1,305
5.875% due 04/01/2024	650	691
CD&R Waterworks Merger Sub LLC
6.125% due 08/15/2025	325	336
CDK Global, Inc.
4.875% due 06/01/2027	250	258
Cedar Fair LP
5.375% due 04/15/2027	200	211
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	250	270
7.000% due 06/30/2024	400	456
Chobani LLC
7.500% due 04/15/2025	150	164
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,035
Community Health Systems, Inc.
6.250% due 03/31/2023	600	595
Cott Holdings, Inc.
5.500% due 04/01/2025	1,025	1,069
Crown Americas LLC
4.250% due 09/30/2026	550	557
DAE Funding LLC
4.500% due 08/01/2022	450	462
5.000% due 08/01/2024	450	462
Dell International LLC
5.450% due 06/15/2023	950	1,043
6.020% due 06/15/2026	300	334
7.125% due 06/15/2024	125	138
Diamond Resorts International, Inc.
7.750% due 09/01/2023	850	918
DISH DBS Corp.
5.875% due 07/15/2022	1,000	1,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eagle Holding Co. LLC (7.625% Cash and 8.375% PIK)
7.625% due 05/15/2022 (b)	$100	$104
Eagle Materials, Inc.
4.500% due 08/01/2026	100	105
Eldorado Resorts, Inc.
6.000% due 04/01/2025	100	106
Endo Dac
5.875% due 10/15/2024	200	211
Endo Finance LLC
5.750% due 01/15/2022	2,025	1,787
EW Scripps Co.
5.125% due 05/15/2025	300	307
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	150	156
Gartner, Inc.
5.125% due 04/01/2025	100	106
Gates Global LLC
6.000% due 07/15/2022	100	103
GFL Environmental, Inc.
5.625% due 05/01/2022	150	157
Gray Television, Inc.
5.125% due 10/15/2024	650	655
Gulfport Energy Corp.
6.000% due 10/15/2024	225	228
6.375% due 05/15/2025	425	432
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	100	107
HD Supply, Inc.
5.750% due 04/15/2024	200	215
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	225	234
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	225	230
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	500	516
4.875% due 04/01/2027	425	447
iHeartCommunications, Inc.
9.000% due 09/15/2022	1,725	1,229
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	200	204
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	675	666
KAR Auction Services, Inc.
5.125% due 06/01/2025	500	521
KFC Holding Co.
5.000% due 06/01/2024	900	951
Kinetic Concepts, Inc.
7.875% due 02/15/2021	250	263
KLX, Inc.
5.875% due 12/01/2022	650	683
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	500	489
Lamar Media Corp.
5.750% due 02/01/2026	100	109
5.875% due 02/01/2022	200	207
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	225	236
Land O’ Lakes, Inc.
6.000% due 11/15/2022	250	283
Level 3 Financing, Inc.
5.250% due 03/15/2026	500	514
LifePoint Health, Inc.
5.375% due 05/01/2024	500	521
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	200	208
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022	1,000	982
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	1,200	1,208
MGM Resorts International
4.625% due 09/01/2026	875	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Multi-Color Corp.
4.875% due 11/01/2025 (a)	$75	$76
Murphy Oil Corp.
6.875% due 08/15/2024	150	160
Murphy Oil USA, Inc.
5.625% due 05/01/2027	200	216
6.000% due 08/15/2023	750	793
NCL Corp. Ltd.
4.750% due 12/15/2021	475	494
Netflix, Inc.
4.375% due 11/15/2026	800	805
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	325	337
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	1,465	1,443
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	400	402
4.500% due 03/15/2023	1,175	1,176
5.250% due 08/15/2022	250	261
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	150	162
Penn National Gaming, Inc.
5.625% due 01/15/2027	100	104
Performance Food Group, Inc.
5.500% due 06/01/2024	125	129
PetSmart, Inc.
5.875% due 06/01/2025	375	329
8.875% due 06/01/2025	525	418
Pilgrim’s Pride Corp.
5.875% due 09/30/2027	350	360
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	125	128
Platform Specialty Products Corp.
6.500% due 02/01/2022	500	519
Post Holdings, Inc.
5.500% due 03/01/2025	250	260
5.750% due 03/01/2027	250	259
6.000% due 12/15/2022	300	315
PQ Corp.
6.750% due 11/15/2022	200	218
Precision Drilling Corp.
7.750% due 12/15/2023	300	307
Prime Security Services Borrower LLC
9.250% due 05/15/2023	650	719
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,500	1,528
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	500	506
Scientific Games International, Inc.
7.000% due 01/01/2022	875	931
ServiceMaster Co. LLC
5.125% due 11/15/2024	650	669
SFR Group S.A.
6.000% due 05/15/2022	1,200	1,255
6.250% due 05/15/2024	350	371
7.375% due 05/01/2026	800	865
Springs Industries, Inc.
6.250% due 06/01/2021	1,550	1,602
SPX FLOW, Inc.
5.625% due 08/15/2024	475	500
Standard Industries, Inc.
5.375% due 11/15/2024	900	961
5.500% due 02/15/2023	375	398
Station Casinos LLC
5.000% due 10/01/2025	150	151
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	250	256
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025	200	197
Summit Materials LLC
5.125% due 06/01/2025	250	258

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symantec Corp.
5.000% due 04/15/2025	$150	$157
T-Mobile USA, Inc.
4.000% due 04/15/2022	1,700	1,765
5.125% due 04/15/2025	1,025	1,074
Team Health Holdings, Inc.
6.375% due 02/01/2025	375	356
Tempur Sealy International, Inc.
5.500% due 06/15/2026	550	564
Tenet Healthcare Corp.
5.125% due 05/01/2025	100	99
Tennant Co.
5.625% due 05/01/2025	225	235
Tesla, Inc.
5.300% due 08/15/2025	1,300	1,273
Tesoro Logistics LP
5.875% due 10/01/2020	196	200
TriMas Corp.
4.875% due 10/15/2025	275	278
Triumph Group, Inc.
7.750% due 08/15/2025	300	316
TTM Technologies, Inc.
5.625% due 10/01/2025	100	101
U.S. Foods, Inc.
5.875% due 06/15/2024	450	474
United Rentals North America, Inc.
4.875% due 01/15/2028	2,400	2,415
United States Steel Corp.
8.375% due 07/01/2021	300	332
USG Corp.
4.875% due 06/01/2027	200	209
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022	225	238
7.000% due 03/15/2024	400	427
Valvoline, Inc.
4.375% due 08/15/2025	175	178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ViaSat, Inc.
5.625% due 09/15/2025	$225	$228
Viking Cruises Ltd.
5.875% due 09/15/2027	125	126
Virgin Media Secured Finance PLC
5.500% due 08/15/2026	300	317
West Street Merger Sub, Inc.
6.375% due 09/01/2025	375	375
Western Digital Corp.
7.375% due 04/01/2023	750	823
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,725	2,779
XPO Logistics, Inc.
6.125% due 09/01/2023	150	157

		86,084

UTILITIES 0.5%
Blue Racer Midstream LLC
6.125% due 11/15/2022	500	521
Covanta Holding Corp.
5.875% due 07/01/2025	100	99
Frontier Communications Corp.
10.500% due 09/15/2022	300	263
Genesis Energy LP
5.625% due 06/15/2024	800	780
6.750% due 08/01/2022	775	796
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	264
Regency Energy Partners LP
4.500% due 11/01/2023	500	524
5.500% due 04/15/2023	600	620
5.875% due 03/01/2022	675	748
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	2,159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Corp.
7.125% due 06/15/2024	$1,000	$1,128
7.875% due 09/15/2023	500	581
Transocean Phoenix Ltd.
7.750% due 10/15/2024	333	359
Transocean Proteus Ltd.
6.250% due 12/01/2024	285	300

		9,142

Total Corporate Bonds & Notes (Cost $108,225)		111,382

Total Investments in Securities (Cost $1,593,623)		1,598,279

	SHARES
INVESTMENTS IN AFFILIATES 10.8%

SHORT-TERM INSTRUMENTS 10.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio III	18,444,324	182,322

Total Short-Term Instruments (Cost $182,330)		182,322

Total Investments in Affiliates (Cost $182,330)		182,322

Total Investments 105.5% (Cost $1,775,953)		$1,780,601

Financial Derivative Instruments (d)() 0.0% (Cost or Premiums, net $11,474)		308

Other Assets and Liabilities, net (5.5)%		(93,109)

Net Assets 100.0%		$1,687,800

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$40,244	$1,645	$1,538	$3,183	$23	$0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	57,519	3,973	635	4,608	90	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	84,100	5,856	739	6,595	195	0

					$11,474	$2,912	$14,386	$308	$0

Total Swap Agreements					$11,474	$2,912	$14,386	$308	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$308	$308	$0	$0	$0	$ 0

Cash of $9,835 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$308	$0	$0	$0	$308

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$5,150	$0	$0	$(3)	$5,147

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)

	$0	$5,150	$0	$(24)	$(3)	$5,123

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(621)	$0	$0	$0	$(621)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7)	$0	$(7)

	$0	$(621)	$0	$(7)	$0	$(628)

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$995	$1,417,030	$68,872	$1,486,897
Corporate Bonds & Notes
Banking & Finance	0	16,156	0	16,156
Industrials	0	86,084	0	86,084
Utilities	0	9,142	0	9,142

	$995	$1,528,412	$68,872	$1,598,279

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$182,322	$0	$0	$182,322

Total Investments	$183,317	$1,528,412	$68,872	$1,780,601

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$308	$0	$308

Total Financial Derivative Instruments	$0	$308	$0	$308

Totals	$183,317	$1,528,720	$68,872	$1,780,909

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$33,006	$37,901	$(16,250)	$22	$56	$(1,777)	$19,038	$(3,124)	$68,872	$(1,771)

Totals	$33,006	$37,901	$(16,250)	$22	$56	$(1,777)	$19,038	$(3,124)	$68,872	$(1,771)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$68,872	Third Party Vendor	Broker Quote	67.500-100.750

Total	$68,872

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Consolidated Schedule of Investments PIMCO Capital Securities and Financials Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.4%

CORPORATE BONDS & NOTES 80.8%

BANKING & FINANCE 72.4%
Allstate Corp.
6.500% (US0003M + 2.120%) due 05/15/2067 ~		$500	$601
Australia & New Zealand Banking Group Ltd.
6.750% (USISDA05 + 5.168%) due 06/15/2026 ~(c)		2,950	3,341
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 ♦(c)	EUR	1,000	1,376
Bank of Ireland
7.375% (EUSA5 + 6.956%) due 06/18/2020 ~(c)		500	658
Bank of New York Mellon Corp.
4.625% (US0003M + 3.131%) due 09/20/2026 ~(c)		$4,000	4,091
Barclays Bank PLC
7.625% due 11/21/2022		1,300	1,496
Barclays PLC
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(c)	GBP	700	1,011
8.000% (EUSA5 + 6.750%) due 12/15/2020 ~(c)	EUR	2,500	3,325
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(c)		$200	226
Brighthouse Holdings LLC
6.500% due 07/27/2037 (c)		2,000	2,135
CBL & Associates LP
5.950% due 12/15/2026		2,000	2,028
Charles Schwab Corp.
4.625% (US0003M + 3.315%) due 03/01/2022 ~(c)		1,300	1,334
Cooperatieve Rabobank UA
6.625% due 06/29/2021 ♦(c)	EUR	1,000	1,336
Credit Agricole S.A.
7.500% (BPSW5 + 4.535%) due 06/23/2026 ~(c)	GBP	3,000	4,606
Credit Suisse AG
6.500% due 08/08/2023		$3,000	3,398
Credit Suisse Group AG
7.500% (USSW5 + 4.598%) due 12/11/2023 ~(c)		400	453
Danske Bank A/S
5.875% (EUSA5 + 5.471%) due 04/06/2022 ~(c)	EUR	2,000	2,638
E*TRADE Financial Corp.
5.875% (US0003M + 4.435%) due 09/15/2026 ~(c)		$2,000	2,135
General Motors Financial Co., Inc.
5.750% due 09/30/2027 ~(c)		1,000	1,039
Goodman U.S. Finance Three LLC
4.500% due 10/15/2037		2,000	2,031
HSBC Holdings PLC
4.750% (EUSA5 + 3.844%) due 07/04/2029 ~(c)	EUR	1,000	1,214
6.000% (USISDA05 + 3.746%) due 05/22/2027 ~(c)		$4,000	4,194
ING Groep NV
6.500% (USSW5 + 4.446%) due 04/16/2025 ~(c)		3,500	3,758
Intesa Sanpaolo SpA
7.750% (EUSA5 + 7.192%) due 01/11/2027 ~(c)	EUR	3,000	4,063
JPMorgan Chase & Co.
7.900% (US0003M + 3.470%) due 04/30/2018 ~(c)		$2,000	2,063
Lloyds Banking Group PLC
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(c)	GBP	3,000	4,824

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationwide Building Society
10.250% ~(c)	GBP	10	$2,090
Navient Corp.
6.750% due 06/25/2025		$2,000	2,085
Nippon Life Insurance Co.
4.000% due 09/19/2047 ~		2,000	1,985
5.100% (USISDA05 + 3.650%) due 10/16/2044 ~		2,000	2,148
Nordea Bank AB
6.125% (USSW5 + 3.388%) due 09/23/2024 ~(c)		2,000	2,152
Pacific Life Insurance Co.
9.250% due 06/15/2039		500	823
Prudential Financial, Inc.
4.500% due 09/15/2047 ~		2,000	2,035
Royal Bank of Scotland Group PLC
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(c)		1,000	1,111
Santander UK Group Holdings PLC
6.750% (BPSW5 + 5.792%) due 06/24/2024 ~(c)	GBP	3,500	5,118
Societe Generale S.A.
6.750% (EUSA5 + 5.538%) due 04/07/2021 ~(c)	EUR	1,000	1,306
Stichting AK Rabobank Certificaten
6.500% (c)		2,200	3,112
Sumitomo Life Insurance Co.
4.000% due 09/14/2077 ~		$2,000	1,967
U.S. Bancorp
5.300% (US0003M + 2.914%) due 04/15/2027 ~(c)		3,000	3,277
UBS Group AG
5.750% (EUSA5 + 5.287%) due 02/19/2022 ~(c)	EUR	1,500	1,991
7.000% (USSW5 + 4.866%) due 02/19/2025 ~(c)		$1,000	1,125
Virgin Money Holdings UK PLC
8.750% (BPSW5 + 7.930%) due 11/10/2021 ~(c)	GBP	2,000	2,833
Washington Prime Group LP
5.950% due 08/15/2024		$2,500	2,553
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(c)		2,000	2,063

			99,148

INDUSTRIALS 7.3%
BHP Billiton Finance USA Ltd.
6.750% (USSW5 + 5.093%) due 10/19/2075 ~		1,600	1,888
DAE Funding LLC
5.000% due 08/01/2024		1,000	1,027
Enbridge, Inc.
5.500% (US0003M + 3.418%) due 07/15/2077 ~		3,000	3,045
Enterprise Products Operating LLC
5.250% due 08/16/2077 ~		3,000	3,034
Viacom, Inc.
6.250% (US0003M + 3.899%) due 02/28/2057 ~		1,000	1,008

			10,002

UTILITIES 1.1%
Transcanada Trust
5.300% (US0003M + 3.208%) due 03/15/2077 ~		1,500	1,539

Total Corporate Bonds & Notes (Cost $103,854)			110,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.9%

INDUSTRIALS 0.9%
Tesla, Inc.
2.375% due 03/15/2022	$1,000	$1,230

Total Convertible Bonds & Notes (Cost $1,279)		1,230

	SHARES
COMMON STOCKS 1.3%

FINANCIALS 1.3%
Bank of New York Mellon Corp. (e)	5,340	283
Northern Trust Corp.	7,000	643
State Street Corp.	5,000	478
Wells Fargo & Co. (e)	5,950	328

Total Common Stocks (Cost $1,595)		1,732

PREFERRED SECURITIES 2.8%

BANKING & FINANCE 2.8%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(c)	2,000	215
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	3,000	3,668

Total Preferred Securities (Cost $3,894)		3,883

SHORT-TERM INSTRUMENTS 11.6%

REPURCHASE AGREEMENTS (d) 9.3%
		12,700

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 2.3%
1.043% due 11/09/2017 - 01/04/2018 (a)(b)(e)(h)	$3,228	3,220

Total Short-Term Instruments (Cost $15,919)		15,920

Total Investments in Securities (Cost $126,541)		133,454

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	14,739	146

Total Short-Term Instruments (Cost $146)		146

Total Investments in Affiliates (Cost $146)		146

Total Investments 97.5% (Cost $126,687)		$133,600

Financial Derivative Instruments (f)(g) (0.2)% (Cost or Premiums, net $(259))		(233)

Other Assets and Liabilities, net 2.7%		3,708

Net Assets 100.0%		$137,075

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.210%	09/29/2017	10/02/2017	$12,700	U.S. Treasury Bonds 3.000% due 05/15/2045	$(12,986)	$12,700	$12,701

Total Repurchase Agreements						$(12,986)	$12,700	$12,701

SHORT SALES:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Common Stocks (1.1)%
	Financials (1.1)%
MSC	Progressive Corp.	30,000	$(1,393)	$(1,453)

Total Short Sales (1.1)%			$(1,393)	$(1,453)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$12,701	$0	$0	$0	$12,701	$(12,986)	$(285)

Prime Brokerage Agreement
MSC	$0	$0	$0	$(1,453)	$(1,453)	$2,118	$665

Total Borrowings and Other Financing Transactions	$12,701	$0	$0	$(1,453)

(e)	Securities with an aggregate market value of $2,118 and cash of $1,392 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(893) at a weighted average interest rate of (1.000%). Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	15	$1,763	$(12)	$0	$(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Consolidated Schedule of Investments PIMCO Capital Securities and Financials Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	1	EUR (190)	$2	$0	$0
U.S. Treasury 10-Year Note December Futures	12/2017	7	$ (877)	9	2	0

				$11	$2	$0

Total Futures Contracts				$(1)	$2	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.664%	$1,000	$0	$16	$16	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(4)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028	6,400	$(248)	$224	$(24)	$0	$(21)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	200	(11)	5	(6)	0	(2)

						$(259)	$229	$(30)	$0	$(23)

Total Swap Agreements						$(259)	$245	$(14)	$0	$(23)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared(5)	$0	$2	$0	$2	$0	$(3)	$(23)	$(26)

Cash of $1,252 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	EUR	224		$268	$3	$0
	10/2017		$21,576	EUR	18,405	176	0
	10/2017		80	GBP	59	0	(1)
	11/2017	EUR	18,405		$21,611	0	(176)
CBK	10/2017		$205	EUR	172	0	(2)
	10/2017		17	GBP	13	0	0
GLM	10/2017	GBP	1,456		$1,884	0	(67)
	10/2017		$1,495	GBP	1,126	14	0
JPM	10/2017	EUR	18,429		$22,261	480	0
	10/2017		$92	EUR	77	0	(1)
	10/2017		18,516	GBP	13,828	15	0
	11/2017	GBP	13,828		$18,534	0	(14)
SCX	11/2017		1,781		2,387	0	(2)
SOG	10/2017		15,351		19,937	0	(634)

Total Forward Foreign Currency Contracts						$688	$(897)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Capital Securities and Financials Fund
BOA	$173	$0	$0	$173	$(170)	$0	$0	$(170)	$3	$0	$3
CBK	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	14	0	0	14	0	0	0	0	14	0	14
JPM	475	0	0	475	(12)	0	0	(12)	463	(570)	(107)
SOG	0	0	0	0	(501)	0	0	(501)	(501)	730	229

PIMCO Capital Securities Fund(Cayman) Ltd.
BOA	6	0	0	6	(7)	0	0	(7)	(1)	0	(1)
GLM	0	0	0	0	(67)	0	0	(67)	(67)	0	(67)
JPM	20	0	0	20	(3)	0	0	(3)	17	0	17
SCX	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
SOG	0	0	0	0	(133)	0	0	(133)	(133)	0	(133)

Total Over the Counter	$688	$0	$0	$688	$(897)	$0	$0	$(897)

(h)	Securities with an aggregate market value of $730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$688	$0	$688

	$0	$0	$0	$688	$2	$690

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Consolidated Schedule of Investments PIMCO Capital Securities and Financials Fund (Cont.)

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	23	$23

	$0	$0	$0	$0	$26	$26

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$897	$0	$897

	$0	$0	$0	$897	$26	$923

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	68	0	0	(32)	36

	$0	$68	$0	$0	$(31)	$37

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,418)	$0	$(2,418)
Swap Agreements	0	56	0	0	0	56

	$0	$56	$0	$(2,418)	$0	$(2,362)

	$0	$124	$0	$(2,418)	$(31)	$(2,325)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2)	$(2)
Swap Agreements	0	16	0	0	238	254

	$0	$16	$0	$0	$236	$252

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(106)	$0	$(106)
Swap Agreements	0	(48)	0	0	0	(48)

	$0	$(48)	$0	$(106)	$0	$(154)

	$0	$(32)	$0	$(106)	$236	$98

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$99,148	$0	$99,148
Industrials	0	10,002	0	10,002
Utilities	0	1,539	0	1,539
Convertible Bonds & Notes
Industrials	0	1,230	0	1,230
Common Stocks
Financials	1,732	0	0	1,732
Preferred Securities
Banking & Finance	0	3,883	0	3,883
Short-Term Instruments
Repurchase Agreements	0	12,700	0	12,700
U.S. Treasury Bills	0	3,220	0	3,220

	$1,732	$131,722	$0	$133,454

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146	$0	$0	$146

Total Investments	$1,878	$131,722	$0	$133,600

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
Common Stocks	$(1,453)	$0	$0	$(1,453)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	0	0	2
Over the counter	0	688	0	688

	$2	$688	$0	$690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(23)	0	(26)
Over the counter	0	(897)	0	(897)

	$(3)	$(920)	$0	$(923)

Total Financial Derivative Instruments	$(1)	$(232)	$0	$(233)

Totals	$424	$131,490	$0	$131,914

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and

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Notes to Financial Statements (Cont.)

administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Diversified Income Fund	Daily	Monthly
PIMCO High Yield Spectrum Fund	Daily	Monthly
PIMCO Long-Term Credit Fund	Daily	Monthly
PIMCO Low Duration Income Fund	Daily	Monthly
PIMCO Senior Floating Rate Fund	Daily	Monthly
PIMCO Capital Securities and Financials Fund	Quarterly	Quarterly
PIMCO Credit Absolute Return Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

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In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE

Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a

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Notes to Financial Statements (Cont.)

Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of

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business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates,

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Notes to Financial Statements (Cont.)

implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central

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Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Credit Absolute Return Fund	$117,651	$115,019	$(203,601)	$(5)	$(2)	$29,062	$518	$0
PIMCO Diversified Income Fund	20,925	648,870	(399,900)	(7)	(13)	269,875	769	0
PIMCO High Yield Spectrum Fund	200,620	687,260	(766,600)	(4)	(15)	121,261	960	0
PIMCO Long-Term Credit Fund	103,208	729,643	(783,401)	(11)	(4)	49,435	143	0
PIMCO Low Duration Income Fund	5,550	395,912	(320,550)	1	(2)	80,911	163	0
PIMCO Senior Floating Rate Fund	167,457	463,983	(449,100)	(11)	(7)	182,322	1,683	0
PIMCO Capital Securities and Financials Fund	13,011	35	(12,900)	1	(1)	146	35	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Notes to Financial Statements (Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Senior Floating Rate Fund had $6,800,000, $15,665,000, $3,250,000, $700,000 and $1,150,000 respectively, in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments   are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis

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involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Line of Credit  The PIMCO High Yield Spectrum Fund and PIMCO Senior Floating Rate Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Funds pay financing charges based on a combination of LIBOR-based variable plus a credit spread. The Funds also pay a fee of 0.15% per annum on the unused commitment amounts. The agreements expire on September 4, 2018 unless extended or renewed. There is a maximum available commitment amount for the Funds equal to $51,000,000 and $174,000,000, respectively. Prior to September 5, 2017, the maximum commitment amounts were $111,862,745 and $127,843,137, respectively. Commitment, upfront and interest fees of $129,425 and $147,912, respectively, paid by the Funds are disclosed as part of interest expense on the Statements of Operations.

During the period, there were no borrowings on this line of credit.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund

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may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to

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reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront

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premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date,

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(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in

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Notes to Financial Statements (Cont.)

the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

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and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A		Class C
PIMCO Credit Absolute Return Fund	0.60%	0.30%	0.40%	N/A	0.45%	0.45%		0.45%
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.30%	0.45%	0.45%		0.45%
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	N/A	0.40%	0.40%		0.40%
PIMCO Long-Term Credit Fund	0.30%	0.25%	0.35%	N/A	N/A	0.40%	*	N/A
PIMCO Low Duration Income Fund(1)	0.30%	0.20%	0.30%	N/A	0.35%	0.35%		0.35%
PIMCO Senior Floating Rate Fund	0.40%	0.30%	0.40%	N/A	0.35%	0.35%		0.35%
PIMCO Capital Securities and Financials Fund(2)	0.44%	0.35%	0.45%	N/A	0.45%	0.45%		0.45%

*	This particular share class has been registered with the SEC, but has not yet launched.
(1)	PIMCO has contractually agreed, through July 31, 2018, to waive it’s investment advisory fee by 0.05% of the average daily net assets attributable to the Fund.
(2)

PIMCO has contractually agreed to waive the Fund’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Low Duration Income Fund	0.30%	0.25%
All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Redemption Fees  Shareholders of the PIMCO Senior Floating Rate Fund are subject to a redemption fee on redemptions and exchanges of 1.00% of the NAV of the PIMCO Senior Floating Rate Fund shares redeemed or exchanged. Redemption fees are charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

136	PIMCO CREDIT BOND FUNDS

September 30, 2017 (Unaudited)

(e) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Funds’ average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the PIMCO Low Duration Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The Waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2017, were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMC PIMCO Low Duration Income Fund	$0	$0	$191	$191
PIMCO Capital Securities and Financials Fund	0	79	0	79

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses  PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fees it receives from the Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2017, the amount was $39,370. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

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Notes to Financial Statements (Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Credit Absolute Return Fund	$12,242	$20,263
PIMCO Diversified Income Fund	1,213	100,065
PIMCO High Yield Spectrum Fund	4,087	194,339
PIMCO Long-Term Credit Fund	54,951	6,606
PIMCO Low Duration Income Fund	53,368	450
PIMCO Senior Floating Rate Fund	75,477	2,795
PIMCO Capital Securities and Financials Fund	4,230	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Credit Absolute Return Fund	$116,047	$18,795	$170,968	$97,404
PIMCO Diversified Income Fund	1,773,629	1,672,666	298,990	577,952
PIMCO High Yield Spectrum Fund	0	0	76,313	804,671
PIMCO Long-Term Credit Fund	1,505,006	1,447,843	594,638	417,489
PIMCO Low Duration Income Fund	332,944	285,515	463,245	58,231
PIMCO Senior Floating Rate Fund	0	0	668,730	146,012
PIMCO Capital Securities and Financials Fund	3,683	0	110,017	67,485

†	A zero balance may reflect actual amounts rounding to less than one thousand.

138	PIMCO CREDIT BOND FUNDS

September 30, 2017 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Absolute Return Fund				PIMCO Diversified Income Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	8,004	$81,116	11,703	$113,941	27,748	$304,318	81,594	$864,514
Class P	2,749	27,826	2,023	19,939	3,631	39,598	4,693	49,878
Administrative Class	0	0	0	0	178	1,949	682	7,258
Class D	800	8,071	947	9,358	1,611	17,580	3,524	37,448
Class A	704	7,158	312	3,103	4,158	45,341	5,077	53,940
Class C	134	1,342	142	1,394	749	8,191	1,974	20,949
Issued as reinvestment of distributions
Institutional Class	580	5,870	1,083	10,523	4,610	50,566	9,796	104,078
Class P	77	777	64	622	180	1,978	277	2,946
Administrative Class	0	0	0	0	22	246	47	501
Class D	22	226	30	293	113	1,240	228	2,421
Class A	22	228	32	310	327	3,583	625	6,639
Class C	9	95	16	153	118	1,290	318	3,373
Cost of shares redeemed
Institutional Class	(7,274)	(73,667)	(16,136)	(156,325)	(33,099)	(362,307)	(55,079)	(584,970)
Class P	(359)	(3,628)	(1,083)	(10,477)	(1,310)	(14,344)	(2,419)	(25,638)
Administrative Class	0	0	0	0	(246)	(2,686)	(451)	(4,731)
Class D	(713)	(7,216)	(612)	(6,001)	(782)	(8,552)	(3,211)	(34,012)
Class A	(119)	(1,211)	(936)	(9,179)	(1,715)	(18,754)	(4,623)	(48,983)
Class C	(94)	(945)	(247)	(2,368)	(2,481)	(26,975)	(2,833)	(29,991)
Net increase (decrease) resulting from Fund share transactions	4,542	$46,042	(2,662)	$(24,714)	3,812	$42,262	40,219	$425,620

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Notes to Financial Statements (Cont.)

	PIMCO High Yield Spectrum Fund				PIMCO Long-Term Credit Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	11,944	$119,793	68,696	$666,632	48,869	$589,939	45,391		$534,807
Class P	2,298	23,122	6,348	61,275	735	8,730	3,984		46,341
Administrative Class	0	0	0	0	0	0	0		0
Class D	5,486	55,174	11,282	109,684	0	0	227	(b)	2,788	(b)
Class A	1,177	11,815	5,111	49,957	0	0	0		0
Class C	262	2,646	499	4,828	0	0	0		0
Issued as reinvestment of distributions
Institutional Class	2,726	27,443	11,198	108,814	5,229	62,992	12,752		150,858
Class P	384	3,868	996	9,686	96	1,153	107		1,262
Administrative Class	0	0	0	0	0	0	0		0
Class D	187	1,886	401	3,901	0	0	8	(b)	92	(b)
Class A	108	1,088	162	1,584	0	0	0		0
Class C	23	229	43	421	0	0	0		0
Cost of shares redeemed
Institutional Class	(96,645)	(969,331)	(109,866)	(1,064,186)	(41,272)	(490,504)	(83,479)		(995,070)
Class P	(2,375)	(23,875)	(6,918)	(67,205)	(298)	(3,612)	(7,283)		(82,237)
Administrative Class	0	0	0	0	0	0	0		0
Class D	(4,407)	(44,162)	(10,513)	(101,984)	0	0	(365	)(b)	(4,200	)(b)
Class A	(1,746)	(17,528)	(2,897)	(28,138)	0	0	0		0
Class C	(142)	(1,424)	(221)	(2,141)	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	(80,720)	$(809,256)	(25,679)	$(246,872)	13,359	$168,698	(28,658)		$(345,359)

140	PIMCO CREDIT BOND FUNDS

September 30, 2017 (Unaudited)

PIMCO Low Duration Income Fund						PIMCO Senior Floating Rate Fund				PIMCO Capital Securities and Financials Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

27,595	$235,915	6,352		$52,883		48,775	$485,639	47,828	$470,477	6,780	$70,890	4,680	$47,542
23,806	203,146	5,962		49,613		496	4,936	739	7,323	990	10,418	554	5,685
0	0	1	(a)	16	(a)	0	0	0	0	0	0	0	0
2,792	23,825	5,576		46,152		84	835	623	6,160	2,627	27,182	497	4,969
27,637	236,010	12,301		102,215		1,473	14,656	4,566	45,227	464	4,881	205	2,059
1,724	14,716	2,418		20,060		284	2,820	1,321	13,072	114	1,196	53	530

278	2,382	310		2,530		2,747	27,337	3,698	36,523	287	2,995	221	2,201
129	1,099	84		690		28	277	47	466	37	391	10	100
0	0	1	(a)	5	(a)	0	0	0	0	0	0	0	0
66	562	89		732		22	217	48	472	68	703	26	259
327	2,799	448		3,660		159	1,585	241	2,383	13	136	6	59
91	776	255		2,080		73	722	145	1,429	3	36	2	18

(4,701)	(40,137)	(5,461)		(44,817)		(13,555)	(134,916)	(17,817)	(175,615)	(4,511)	(47,473)	(1,862)	(18,557)
(2,978)	(25,406)	(2,000)		(16,528)		(353)	(3,509)	(676)	(6,680)	(19)	(204)	(14)	(136)
0	0	(37	)(a)	(306	)(a)	0	0	0	0	0	0	0	0
(1,812)	(15,443)	(2,693)		(22,185)		(291)	(2,896)	(734)	(7,243)	(1,128)	(11,893)	(265)	(2,652)
(10,072)	(85,933)	(7,706)		(63,339)		(1,607)	(15,990)	(2,707)	(26,723)	(69)	(720)	(272)	(2,632)
(2,503)	(21,287)	(3,617)		(29,544)		(1,085)	(10,792)	(1,467)	(14,444)	(12)	(126)	(13)	(132)
62,379	$533,024	12,283		$103,917		37,250	$370,921	35,855	$352,827	5,644	$58,412	3,828	$39,313

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on October 28, 2016.
(b)	Class D Shares liquidated at the close of business on January 13, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Credit Absolute Return Fund	2	0	24%	0%
PIMCO High Yield Spectrum Fund	0	2	0%	50%
PIMCO Long Term Credit Fund	1	0	24%	0%
PIMCO Senior Floating Rate Fund	0	2	0%	71%
PIMCO Capital Securities and Financials Fund	0	1	0%	10%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Capital Securities and Financials Fund (the “CSF Fund”) in order to effect certain investments for the CSF Fund consistent with the CSF Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The CSF Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the CSF Fund and the Subsidiary. The consolidated financial statements include the accounts of the CSF Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the CSF Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the CSF Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Notes to Financial Statements (Cont.)

confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiary to the CSF Fund (amounts in thousands).

Date of Incorporation	02/04/2015
Subscription Agreement	03/01/2015
Consolidated Fund Net Assets	$137,075
Subsidiary % of Fund Net Assets	8.3%
Subsidiary Financial Statement Information
Total assets	$11,650
Total liabilities	268
Net assets	$11,382
Total income	322
Net investment income (loss)	282
Net realized gain (loss)	11
Net change in unrealized appreciation (depreciation)	661
Increase (decrease) in net assets resulting from operations	$954

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

As of their last fiscal year ended March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†).The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	03/31/2018	03/31/2019
PIMCO Credit Absolute Return Fund	$0	$0
PIMCO Diversified Income Fund	0	0
PIMCO High Yield Spectrum Fund	0	0
PIMCO Long-Term Credit Fund	0	0
PIMCO Low Duration Income Fund	41,823	0
PIMCO Senior Floating Rate Fund	0	0
PIMCO Capital Securities and Financials Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

142	PIMCO CREDIT BOND FUNDS

September 30, 2017 (Unaudited)

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO Credit Absolute Return Fund	$35,283	$24,292
PIMCO Diversified Income Fund	0	30,508
PIMCO High Yield Spectrum Fund	0	51,821
PIMCO Long-Term Credit Fund	0	0
PIMCO Low Duration Income Fund	155,955	19,268
PIMCO Senior Floating Rate Fund*	0	65,695
PIMCO Capital Securities and Financials Fund	150	0

*	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Credit Absolute Return Fund	$454,482	$19,389	$(9,641)	$9,748
PIMCO Diversified Income Fund	3,101,985	158,408	(102,145)	56,263
PIMCO High Yield Spectrum Fund	969,755	50,602	(30,725)	19,877
PIMCO Long-Term Credit Fund	3,805,166	182,799	(52,367)	130,432
PIMCO Low Duration Income Fund	1,097,805	32,237	(50,060)	(17,823)
PIMCO Senior Floating Rate Fund	1,788,331	16,013	(9,357)	6,656
PIMCO Capital Securities and Financials Fund	125,118	7,897	(1,092)	6,805

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

17. SUBSEQUENT EVENTS

On November 15, 2017, the Board approved to change the name of the PIMCO Capital Securities and Financials Fund to PIMCO Preferred and Capital Securities Fund. The name change is expected to be effective on January 16, 2018.

Additionally, the Board approved the liquidation of the Class C shares of PIMCO Capital Securities and Financials Fund. The liquidation of the Class C shares is expected to occur on January 31, 2018.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NXN	Natixis New York
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPI	Consumer Price Index	PRIME	Daily US Prime Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	CPI YOY	US CPI Year Over Year	RPI	Retail Price Index
BP0003M	3 Month GBP-LIBOR	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	S&P 500	Standard & Poor’s 500 Index
BP0012M	12 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
BPSW5	5 Year GBP Swap Rate	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUSA5	5 Year EUR Annual Swap Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0012M	12 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	LIBOR01M	1 Month USD-LIBOR	USISDA05	5 Year USD ICE Swap Rate - 11AM
COF 11	Cost of Funds - 11th District of San Francisco	MCDX	Municipal Bond Credit Derivative Index	USSW5	5 Year USSW Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ADR	American Depositary Receipt	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
BBR	Bank Bill Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor

144	PIMCO CREDIT BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	145

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

146	PIMCO CREDIT BOND FUNDS

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Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

148	PIMCO CREDIT BOND FUNDS

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serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	149

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

150	PIMCO CREDIT BOND FUNDS

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	151

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4003SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

Fundamental Index Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		30
Statements of Operations		34
Statements of Changes in Net Assets		36
Notes to Financial Statements		142
Glossary		167
Approval of Investment Advisory Contract and Other Agreements		168

Fund	Fund Summary	Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund	7	39
PIMCO RAE Fundamental PLUS Fund	8	50
PIMCO RAE Fundamental PLUS EMG Fund	9	62
PIMCO RAE Fundamental PLUS International Fund	10	74
PIMCO RAE Fundamental PLUS Small Fund	11	86
PIMCO RAE Low Volatility PLUS Fund	12	96
PIMCO RAE Low Volatility PLUS EMG Fund	13	106
PIMCO RAE Low Volatility PLUS International Fund	14	119
PIMCO RAE Worldwide Long/Short PLUS Fund	15	130

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later

2	PIMCO FUNDAMENTAL INDEX FUNDS

in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, management risk and short exposure risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or

4	PIMCO FUNDAMENTAL INDEX FUNDS

receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P,

Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	06/30/10	—	07/31/08	07/31/08	07/31/08	—	Diversified
PIMCO RAE Fundamental PLUS Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	06/30/05	—	Diversified
PIMCO RAE Fundamental PLUS EMG Fund	11/26/08	11/26/08	01/07/11	05/31/12	05/31/13	05/31/13	05/31/13	—	Diversified
PIMCO RAE Fundamental PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	02/28/14	—	Diversified
PIMCO RAE Fundamental PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	02/28/14	—	Diversified
PIMCO RAE Low Volatility PLUS Fund	12/30/13	12/30/13	12/30/13	—	—	12/30/13	12/30/13	—	Diversified
PIMCO RAE Low Volatility PLUS EMG Fund	12/30/13	12/30/13	12/30/13	—	—	12/30/13	—	—	Diversified
PIMCO RAE Low Volatility PLUS International Fund	12/30/13	12/30/13	12/30/13	—	—	12/30/13	—	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	12/04/14	—	—	12/04/14	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class - PFATX	Class A - PTFAX
Class P - PFAPX	Class C - PTRCX
Class D - PFSDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of 09/30/2017†§

Short-Term Instruments‡	50.2%
U.S. Treasury Obligations	13.7%
Corporate Bonds & Notes	10.1%
Asset-Backed Securities	9.6%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	3.3%
Sovereign Issues	1.9%
Preferred Securities	1.5%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (02/29/08)
PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class	(1.07)%	1.71%	0.88%	3.95%
PIMCO RAE Fundamental Advantage PLUS Fund Class P	(1.03)%	1.76%	0.82%	3.85%
PIMCO RAE Fundamental Advantage PLUS Fund Class D	(1.20)%	1.44%	0.47%	3.52%
PIMCO RAE Fundamental Advantage PLUS Fund Class A	(1.18)%	1.45%	0.48%	3.53%
PIMCO RAE Fundamental Advantage PLUS Fund Class A (adjusted)	(4.88)%	(2.35)%	(0.27)%	3.12%
PIMCO RAE Fundamental Advantage PLUS Fund Class C	(1.61)%	0.60%	(0.25)%	2.84%
PIMCO RAE Fundamental Advantage PLUS Fund Class C (adjusted)	(2.59)%	(0.40)%	(0.25)%	2.84%
3 Month USD LIBOR Index	0.61%	1.07%	0.49%	0.74%
Lipper Alternative Equity Market Neutral Funds Average	(0.37)%	1.48%	1.58%	1.45%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.95% for the Institutional Class shares, 1.05% for Class P shares, 1.35% for Class D shares, 1.35% for Class A shares, and 2.10% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental Advantage PLUS Fund seeks maximum total return, consistent with prudent investment management, under normal circumstances, by obtaining long exposure to a portfolio of stocks (“RAE Fundamental US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The RAE Fundamental US Large Model Portfolio stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund’s strategy of maintaining long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE Fundamental US Large Model Portfolio over the S&P 500. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

The Fund’s long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 detracted from performance, as the Model Portfolio underperformed the S&P 500, primarily due to the following:

»

Security selection in and underweight exposure to the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark and the consumer discretionary sector underperformed the benchmark.

»

Security selection in and underweight exposure to the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the information technology sector outperformed the benchmark.

»	Overweight exposure to the energy sector detracted from relative returns, as the energy sector underperformed the benchmark.

»	Security selection in the health care sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Exposure to additional Tier 1 securities of a Spanish bank detracted from performance after these securities were fully written down and deemed likely to fail following a resolution on the bank.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO RAE Fundamental PLUS Fund

Institutional Class - PXTIX	Class D - PIXDX
Class P - PIXPX	Class A - PIXAX
Administrative Class - PXTAX	Class C - PIXCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	35.6%
Short-Term Instruments‡	35.6%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	7.9%
Corporate Bonds & Notes	6.2%
U.S. Government Agencies	3.6%
Sovereign Issues	1.7%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO RAE Fundamental PLUS Fund Institutional Class	5.58%	19.16%	13.94%	11.06%	11.46%
PIMCO RAE Fundamental PLUS Fund Class P	5.71%	19.23%	13.84%	10.96%	11.35%
PIMCO RAE Fundamental PLUS Fund Administrative Class	5.58%	19.12%	13.66%	10.79%	11.18%
PIMCO RAE Fundamental PLUS Fund Class D	5.51%	18.85%	13.51%	10.62%	11.02%
PIMCO RAE Fundamental PLUS Fund Class A	5.51%	18.63%	13.48%	10.62%	11.01%
PIMCO RAE Fundamental PLUS Fund Class A (adjusted)	1.55%	14.18%	12.62%	10.20%	10.67%
PIMCO RAE Fundamental PLUS Fund Class C	5.11%	17.84%	12.63%	9.80%	10.20%
PIMCO RAE Fundamental PLUS Fund Class C (adjusted)	4.11%	16.84%	12.63%	9.80%	10.20%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%	8.56%
Lipper Large-Cap Core Funds Average	7.45%	17.65%	12.88%	6.55%	7.80%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.86% for the Institutional Class shares, 0.96% for Class P shares, 1.11% for Administrative Class shares, 1.26% for Class D shares, 1.26% for Class A shares, and 2.01% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS Fund seeks to exceed the total return of the S&P 500 Index (the “S&P 500”) under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE Fundamental US Large Model Portfolio”), and complementing this equity exposure with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental US Large Model Portfolio detracted from performance relative to the S&P 500, primarily due to the following:

»

Security selection in and underweight exposure to the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark and the sector underperformed the benchmark.

»

Security selection in and underweight exposure to the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector outperformed the benchmark.

»	Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the benchmark.

»	Security selection in the health care sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Exposure to additional Tier 1 securities of a Spanish bank detracted from performance after these securities were fully written down and deemed likely to fail following a resolution on the bank.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental PLUS EMG Fund

Institutional Class - PEFIX	Class D - PEFDX
Class P - PEFPX	Class A - PEFFX
Administrative Class - PEFAX	Class C - PEFCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of 09/30/2017†§

Short-Term Instruments‡	36.8%
U.S. Treasury Obligations	32.2%
Asset-Backed Securities	10.6%
U.S. Government Agencies	6.3%
Corporate Bonds & Notes	5.8%
Non-Agency Mortgage-Backed Securities	5.1%
Sovereign Issues	2.0%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (11/26/08)
PIMCO RAE Fundamental PLUS EMG Fund Institutional Class	9.59%	29.15%	4.03%	14.63%
PIMCO RAE Fundamental PLUS EMG Fund Class P	9.55%	29.02%	3.92%	14.49%
PIMCO RAE Fundamental PLUS EMG Fund Administrative Class	9.50%	28.83%	3.77%	14.34%
PIMCO RAE Fundamental PLUS EMG Fund Class D	9.33%	28.57%	3.57%	14.14%
PIMCO RAE Fundamental PLUS EMG Fund Class A	9.34%	28.56%	3.63%	14.18%
PIMCO RAE Fundamental PLUS EMG Fund Class A (adjusted)	5.22%	23.77%	2.83%	13.69%
PIMCO RAE Fundamental PLUS EMG Fund Class C	8.94%	27.54%	2.81%	13.30%
PIMCO RAE Fundamental PLUS EMG Fund Class C (adjusted)	7.94%	26.54%	2.81%	13.30%
MSCI Emerging Markets Index	14.66%	22.46%	3.99%	11.44%
Lipper Emerging Market Funds Average	13.65%	20.07%	4.16%	10.87%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 1.27% for the Institutional Class shares, 1.37% for Class P shares, 1.52% for Administrative Class shares, 1.67% for Class D shares, 1.67% for Class A shares, and 2.42% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS EMG Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Fundamental Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental Emerging Markets Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental Emerging Markets Model Portfolio detracted from performance relative to the MSCI Emerging Markets Index, primarily due to the following:

»	Security selection in the real estate sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»

Security selection in and underweight exposure to the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the information technology sector outperformed the benchmark.

»	Security selection in and overweight exposure to the financials sector detracted from relative returns, as the Fund’s holdings and the financials sector underperformed the benchmark.

»	Security selection in and overweight exposure to the energy sector detracted from relative returns, as the Fund’s holdings and the energy sector underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Short exposure to sovereign French debt detracted from performance, as yields on French government bonds declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO RAE Fundamental PLUS International Fund

Institutional Class - PTSIX	Class A - PTSOX
Class P - PTIPX	Class C - PTSKX
Class D - PTSLX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of 09/30/2017†§

Short-Term Instruments‡	43.8%
U.S. Treasury Obligations	27.0%
Asset-Backed Securities	12.3%
Corporate Bonds & Notes	6.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	1.3%
U.S. Government Agencies	1.2%
Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (09/30/11)
PIMCO RAE Fundamental PLUS International Fund Institutional Class	14.52%	29.96%	9.53%	11.23%
PIMCO RAE Fundamental PLUS International Fund Class P	14.49%	29.89%	9.44%	11.13%
PIMCO RAE Fundamental PLUS International Fund Class D	14.22%	29.40%	9.13%	10.82%
PIMCO RAE Fundamental PLUS International Fund Class A	14.25%	29.45%	9.14%	10.83%
PIMCO RAE Fundamental PLUS International Fund Class A (adjusted)	9.98%	24.62%	8.30%	10.13%
PIMCO RAE Fundamental PLUS International Fund Class C	13.86%	28.51%	8.33%	10.02%
PIMCO RAE Fundamental PLUS International Fund Class C (adjusted)	12.86%	27.51%	8.33%	10.02%
MSCI EAFE Index	11.86%	19.10%	8.38%	9.25%
Lipper International Multi-Cap Core Funds Average	12.04%	18.94%	8.17%	9.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.87% for the Institutional Class shares, 0.97% for Class P shares, 1.22% for Class D shares, 1.22% for Class A shares, and 1.97% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS International Fund seeks to exceed the total return of the MSCI EAFE Index under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE Fundamental International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental International Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental International Model Portfolio contributed to performance relative to the MSCI EAFE Index, primarily due to the following:

»	Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in the utilities sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in and overweight exposure to the energy sector detracted from relative returns, as the Fund’s holdings and the sector underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Short exposure to sovereign French debt detracted from performance, as yields on French government bonds declined.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental PLUS Small Fund

Institutional Class - PCFIX	Class A - PCFAX
Class P - PCCPX	Class C - PCFEX
Class D - PCFDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	48.2%
U.S. Treasury Obligations	27.0%
Non-Agency Mortgage-Backed Securities	9.3%
Corporate Bonds & Notes	8.0%
Asset-Backed Securities	4.7%
Sovereign Issues	1.0%
Other	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (09/30/11)
PIMCO RAE Fundamental PLUS Small Fund Institutional Class	7.52%	23.96%	15.12%	19.06%
PIMCO RAE Fundamental PLUS Small Fund Class P	7.47%	23.74%	15.01%	18.94%
PIMCO RAE Fundamental PLUS Small Fund Class D	7.31%	23.36%	14.71%	18.64%
PIMCO RAE Fundamental PLUS Small Fund Class A	7.34%	23.51%	14.70%	18.64%
PIMCO RAE Fundamental PLUS Small Fund Class A (adjusted)	3.30%	18.89%	13.83%	17.88%
PIMCO RAE Fundamental PLUS Small Fund Class C	6.98%	22.54%	13.85%	17.76%
PIMCO RAE Fundamental PLUS Small Fund Class C (adjusted)	5.98%	21.54%	13.85%	17.76%
Russell 2000® Index	8.27%	20.74%	13.79%	16.63%
Lipper Small-Cap Core Funds Average	6.46%	18.57%	12.84%	15.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.88% for the Institutional Class shares, 0.98% for Class P shares, 1.23% for Class D shares, 1.23% for Class A shares, and 1.98% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS Small Fund seeks to exceed the total return of the Russell 2000® Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE Fundamental US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Small Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental US Small Model Portfolio detracted from performance relative to the Russell 2000 Index, primarily due to the following:

»	Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	Underweight exposure to the health care sector detracted from relative returns, as the health care sector outperformed the benchmark.

»	Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Short exposure to sovereign French debt detracted from performance, as yields on French government bonds declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO RAE Low Volatility PLUS Fund

Institutional Class - PILVX	Class A - PXLVX
Class P - PPLVX	Class C - POLVX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	42.1%
U.S. Treasury Obligations	18.1%
Asset-Backed Securities	16.4%
Corporate Bonds & Notes	13.5%
Non-Agency Mortgage-Backed Securities	8.6%
Sovereign Issues	1.1%
Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS Fund Institutional	5.33%	14.03%	10.47%
PIMCO RAE Low Volatility PLUS Fund Class P	5.34%	13.88%	10.37%
PIMCO RAE Low Volatility PLUS Fund Class A	5.14%	13.53%	10.03%
PIMCO RAE Low Volatility PLUS Fund Class A (adjusted)	1.23%	9.23%	8.91%
PIMCO RAE Low Volatility PLUS Fund Class C	4.75%	12.76%	9.24%
PIMCO RAE Low Volatility PLUS Fund Class C (adjusted)	3.75%	11.76%	9.24%
S&P 500 Index	7.71%	18.61%	11.01%
Lipper Large-Cap Core Funds Average	7.45%	17.65%	9.11%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.84% for the Institutional Class shares, 0.94% for Class P shares, 1.24% for Class A shares, and 1.99% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Low Volatility PLUS Fund seeks to exceed the total return of the S&P 500 (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks (“RAE Low Volatility US Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility US Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Low Volatility US Model Portfolio detracted from performance relative to the S&P 500 Index, primarily due to the following:

»

Security selection in and underweight exposure to the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark and the sector underperformed the benchmark.

»

Security selection in and underweight exposure to the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector outperformed the benchmark.

»	Overweight exposure to the consumer staples sector detracted from relative returns, as the sector underperformed the benchmark.

»	Security selection in and underweight exposure to the health care sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector outperformed the benchmark.

»	Overweight exposure to the telecommunications services sector detracted from relative returns, as the sector underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Exposure to additional Tier 1 securities of a Spanish bank detracted from performance after these securities were fully written down and deemed likely to fail following a resolution on the bank.

12	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Low Volatility PLUS EMG Fund

Institutional Class - PLVLX	Class A - PLVVX
Class P - PLVWX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of 09/30/2017†§

U.S. Treasury Obligations	46.0%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	13.4%
Short-Term Instruments‡	11.7%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	1.2%
Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS EMG Fund Institutional	7.36%	15.95%	2.31%
PIMCO RAE Low Volatility PLUS EMG Fund Class P	7.27%	15.81%	2.23%
PIMCO RAE Low Volatility PLUS EMG Fund Class A	7.10%	15.50%	1.91%
PIMCO RAE Low Volatility PLUS EMG Fund Class A (adjusted)	3.07%	11.22%	0.88%
MSCI Emerging Markets Index	14.66%	22.46%	4.59%
Lipper Emerging Market Funds Average	13.65%	20.07%	3.76%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, were 1.20% for the Institutional Class shares, 1.30% for Class P shares, and 1.60% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Low Volatility PLUS EMG Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Low Volatility Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility Emerging Markets Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Low Volatility Emerging Markets Model Portfolio detracted from performance relative to the MSCI Emerging Markets Index, primarily due to the following:

»	Underweight exposure to the industrials sector contributed to relative returns, as the sector underperformed the benchmark.

»

Security selection in and underweight exposure to the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector outperformed the benchmark.

»

Security selection in and overweight exposure to the telecommunications services sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector underperformed the benchmark.

»	Security selection in and overweight exposure to the energy sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector underperformed the benchmark.

»	Security selection in and underweight exposure to the real estate sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector outperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government bonds declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

PIMCO RAE Low Volatility PLUS International Fund

Institutional Class - PLVTX	Class A - PLVBX
Class P - PLVZX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	29.5%
Asset-Backed Securities	26.7%
Corporate Bonds & Notes	19.6%
Non-Agency Mortgage-Backed Securities	11.4%
Short-Term Instruments‡	7.7%
U.S. Government Agencies	3.1%
Sovereign Issues	1.2%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS International Fund Institutional Fund	10.60%	16.41%	6.07%
PIMCO RAE Low Volatility PLUS International Fund Class P	10.49%	16.30%	5.99%
PIMCO RAE Low Volatility PLUS International Fund Class A	10.40%	16.13%	5.71%
PIMCO RAE Low Volatility PLUS International Fund Class A (adjusted)	6.23%	11.78%	4.64%
MSCI EAFE Index	11.86%	19.10%	3.65%
Lipper International Multi-Cap Core Funds Average	12.04%	18.94%	3.76%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.85% for the Institutional Class shares, 0.95% for Class P shares, and 1.20% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Low Volatility PLUS International Fund seeks to exceed the total return of the MSCI EAFE Net Dividend Index (USD Unhedged) (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE Low Volatility International Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility International Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Low Volatility International Model Portfolio detracted from performance relative to the MSCI EAFE Net Dividend Index (USD Unhedged), primarily due to the following:

»	Security selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»

Security selection and overweight exposure to the consumer staples sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector underperformed the benchmark.

»	Security selection in and underweight exposure to the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark and the sector outperformed the benchmark.

»	Security selection in the financials sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	Security selection in the utilities sector detracted from relative returns, as the Fund’s holding underperformed the benchmark.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government bonds declined.

14	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class - PWLIX	Class A - PWLAX
Class P - PWLPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	38.0%
Short-Term Instruments‡	29.5%
Asset-Backed Securities	13.0%
Corporate Bonds & Notes	8.6%
Non-Agency Mortgage-Backed Securities	7.7%
Sovereign Issues	1.5%
Loan Participations and Assignments	1.1%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/04/14)
PIMCO RAE Worldwide Long/Short PLUS Fund Institutional	3.37%	9.99%	4.28%
PIMCO RAE Worldwide Long/Short PLUS Fund Class P	3.40%	10.00%	4.20%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A	3.27%	9.68%	3.85%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A (adjusted)	(2.41)%	3.60%	1.79%
3 Month USD LIBOR Index	0.61%	1.07%	0.65%	♦
Lipper Alternative Long/Short Equity Funds Average	3.90%	9.24%	3.30%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average cumulative total return since 11/30/2014.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, were 1.22% for the Institutional Class shares, 1.32% for Class P shares, and 1.62% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Worldwide Long/Short PLUS Fund seeks long-term capital appreciation, consistent with prudent investment management, under normal circumstances by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complimenting this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

The Fund’s long/short equity strategy contributed to performance, as the Fund’s overall positive equity market exposure benefitted from rising global equity markets during the six months ended September 30, 2017.

»	The Fund’s AR Bond Alpha Strategy contributed to performance, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration exposure contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Exposure to additional Tier 1 securities of a Spanish bank detracted from performance after these securities were fully written down and deemed likely to fail following a resolution on the bank.

»	Short exposure to sovereign French debt detracted from performance, as yields on French government bonds declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class	$1,000.00	$989.30	$4.81	$1,000.00	$1,020.09	$4.89	0.97%
Class P	1,000.00	989.70	5.31	1,000.00	1,019.60	5.39	1.07
Class D	1,000.00	988.00	6.79	1,000.00	1,018.10	6.89	1.37
Class A	1,000.00	988.20	6.79	1,000.00	1,018.10	6.89	1.37
Class C	1,000.00	983.90	10.49	1,000.00	1,014.36	10.65	2.12
PIMCO RAE Fundamental PLUS Fund
Institutional Class	$1,000.00	$1,055.80	$4.15	$1,000.00	$1,020.89	$4.08	0.81%
Class P	1,000.00	1,057.10	4.67	1,000.00	1,020.39	4.58	0.91
Administrative Class	1,000.00	1,055.80	5.43	1,000.00	1,019.65	5.34	1.06
Class D	1,000.00	1,055.10	6.20	1,000.00	1,018.90	6.09	1.21
Class A	1,000.00	1,055.10	6.20	1,000.00	1,018.90	6.09	1.21
Class C	1,000.00	1,051.10	10.02	1,000.00	1,015.16	9.85	1.96
PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class	$1,000.00	$1,095.90	$6.06	$1,000.00	$1,019.15	$5.84	1.16%
Class P	1,000.00	1,095.50	6.58	1,000.00	1,018.65	6.34	1.26
Administrative Class	1,000.00	1,095.00	7.36	1,000.00	1,017.90	7.09	1.41
Class D	1,000.00	1,093.30	8.14	1,000.00	1,017.15	7.85	1.56
Class A	1,000.00	1,093.40	8.14	1,000.00	1,017.15	7.85	1.56
Class C	1,000.00	1,089.40	12.03	1,000.00	1,013.41	11.60	2.31

16	PIMCO FUNDAMENTAL INDEX FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RAE Fundamental PLUS International Fund
Institutional Class	$1,000.00	$1,145.20	$4.76	$1,000.00	$1,020.49	$4.48	0.89%
Class P	1,000.00	1,144.90	5.29	1,000.00	1,020.00	4.99	0.99
Class D	1,000.00	1,142.20	6.62	1,000.00	1,018.75	6.24	1.24
Class A	1,000.00	1,142.50	6.62	1,000.00	1,018.75	6.24	1.24
Class C	1,000.00	1,138.60	10.61	1,000.00	1,015.01	10.00	1.99
PIMCO RAE Fundamental PLUS Small Fund
Institutional Class	$1,000.00	$1,075.20	$4.60	$1,000.00	$1,020.49	$4.48	0.89%
Class P	1,000.00	1,074.70	5.12	1,000.00	1,020.00	4.99	0.99
Class D	1,000.00	1,073.10	6.41	1,000.00	1,018.75	6.24	1.24
Class A	1,000.00	1,073.40	6.41	1,000.00	1,018.75	6.24	1.24
Class C	1,000.00	1,069.80	10.27	1,000.00	1,015.01	10.00	1.99
PIMCO RAE Low Volatility PLUS Fund
Institutional Class	$1,000.00	$1,053.30	$4.45	$1,000.00	$1,020.59	$4.38	0.87%
Class P	1,000.00	1,053.40	4.97	1,000.00	1,020.09	4.89	0.97
Class A	1,000.00	1,051.40	6.50	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	1,047.50	10.31	1,000.00	1,014.86	10.15	2.02
PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class	$1,000.00	$1,073.60	$5.69	$1,000.00	$1,019.45	$5.54	1.10%
Class P	1,000.00	1,072.70	6.20	1,000.00	1,018.95	6.04	1.20
Class A	1,000.00	1,071.00	7.75	1,000.00	1,017.45	7.54	1.50
PIMCO RAE Low Volatility PLUS International Fund
Institutional Class	$1,000.00	$1,106.00	$4.78	$1,000.00	$1,020.39	$4.58	0.91%
Class P	1,000.00	1,104.90	5.30	1,000.00	1,019.90	5.09	1.01
Class A	1,000.00	1,104.00	6.61	1,000.00	1,018.65	6.34	1.26
PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class	$1,000.00	$1,033.70	$6.19	$1,000.00	$1,018.85	$6.14	1.22%
Class P	1,000.00	1,034.00	6.69	1,000.00	1,018.35	6.64	1.32
Class A	1,000.00	1,032.70	8.21	1,000.00	1,016.85	8.15	1.62

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

*	It is not possible to invest directly in an unmanaged index.

18	PIMCO FUNDAMENTAL INDEX FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.24	$0.09	$(0.20)	$(0.11)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.70	0.31	0.23	0.54	0.00	0.00	0.00	0.00
03/31/2016~	10.86	0.23	(0.86)	(0.63)	(0.53)	0.00	0.00	(0.53)
03/31/2015~	11.94	0.12	(0.42)	(0.30)	(0.78)	0.00	0.00	(0.78)
03/31/2014~	13.38	0.15	0.03	0.18	(1.62)	0.00	0.00	(1.62)
03/31/2013~	12.09	0.24	1.32	1.56	(0.27)	0.00	0.00	(0.27)
Class P
04/01/2017 - 09/30/2017+	10.21	0.09	(0.20)	(0.11)	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.68	0.30	0.23	0.53	0.00	0.00	0.00	0.00
03/31/2016~	10.86	0.22	(0.88)	(0.66)	(0.52)	0.00	0.00	(0.52)
03/31/2015~	11.91	0.12	(0.39)	(0.27)	(0.78)	0.00	0.00	(0.78)
03/31/2014~	13.35	0.12	0.03	0.15	(1.59)	0.00	0.00	(1.59)
03/31/2013~	12.06	0.27	1.26	1.53	(0.24)	0.00	0.00	(0.24)
Class D
04/01/2017 - 09/30/2017+	9.98	0.07	(0.19)	(0.12)	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.49	0.25	0.24	0.49	0.00	0.00	0.00	0.00
03/31/2016~	10.62	0.18	(0.83)	(0.65)	(0.48)	0.00	0.00	(0.48)
03/31/2015~	11.70	0.09	(0.42)	(0.33)	(0.75)	0.00	0.00	(0.75)
03/31/2014~	13.14	0.09	0.03	0.12	(1.56)	0.00	0.00	(1.56)
03/31/2013~	11.88	0.21	1.23	1.44	(0.18)	0.00	0.00	(0.18)
Class A
04/01/2017 - 09/30/2017+	10.02	0.07	(0.19)	(0.12)	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.53	0.26	0.23	0.49	0.00	0.00	0.00	0.00
03/31/2016~	10.71	0.19	(0.87)	(0.68)	(0.50)	0.00	0.00	(0.50)
03/31/2015~	11.76	0.09	(0.39)	(0.30)	(0.75)	0.00	0.00	(0.75)
03/31/2014~	13.20	0.09	0.03	0.12	(1.56)	0.00	0.00	(1.56)
03/31/2013~	11.91	0.21	1.23	1.44	(0.15)	0.00	0.00	(0.15)
Class C
04/01/2017 - 09/30/2017+	9.99	0.04	(0.20)	(0.16)	(0.04)	0.00	0.00	(0.04)
03/31/2017	9.57	0.18	0.24	0.42	0.00	0.00	0.00	0.00
03/31/2016~	10.74	0.11	(0.83)	(0.72)	(0.45)	0.00	0.00	(0.45)
03/31/2015~	11.82	(0.00)	(0.42)	(0.42)	(0.66)	0.00	0.00	(0.66)
03/31/2014~	13.29	(0.00)	0.03	0.03	(1.50)	0.00	0.00	(1.50)
03/31/2013~	11.97	0.12	1.26	1.38	(0.06)	0.00	0.00	(0.06)

PIMCO RAE Fundamental PLUS Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.28	$0.05	$0.35	$0.40	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2017	5.93	0.15	1.20	1.35	0.00	0.00	0.00	0.00
03/31/2016	6.56	0.11	(0.39)	(0.28)	(0.19)	(0.16)	0.00	(0.35)
03/31/2015	7.01	0.04	0.56	0.60	(0.45)	(0.60)	0.00	(1.05)
03/31/2014	6.57	0.05	1.35	1.40	(0.96)	0.00	0.00	(0.96)
03/31/2013	5.86	0.08	1.37	1.45	(0.74)	0.00	0.00	(0.74)
Class P
04/01/2017 - 09/30/2017+	7.23	0.05	0.35	0.40	(0.21)	0.00	0.00	(0.21)
03/31/2017	5.90	0.14	1.19	1.33	0.00	0.00	0.00	0.00
03/31/2016	6.52	0.10	(0.38)	(0.28)	(0.18)	(0.16)	0.00	(0.34)
03/31/2015	6.98	0.03	0.56	0.59	(0.45)	(0.60)	0.00	(1.05)
03/31/2014	6.55	0.05	1.33	1.38	(0.95)	0.00	0.00	(0.95)
03/31/2013	5.85	0.07	1.37	1.44	(0.74)	0.00	0.00	(0.74)
Administrative Class
04/01/2017 - 09/30/2017+	7.13	0.04	0.35	0.39	(0.21)	0.00	0.00	(0.21)
03/31/2017	5.82	0.12	1.19	1.31	0.00	0.00	0.00	0.00
03/31/2016	6.43	0.09	(0.38)	(0.29)	(0.16)	(0.16)	0.00	(0.32)
03/31/2015	6.90	0.02	0.55	0.57	(0.44)	(0.60)	0.00	(1.04)
03/31/2014	6.48	0.04	1.33	1.37	(0.95)	0.00	0.00	(0.95)
03/31/2013	5.80	0.06	1.34	1.40	(0.72)	0.00	0.00	(0.72)

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.05	(1.07)%	$532,926	0.97	%*	0.97	%*	0.89	%*	0.89	%*	1.85	%*	84%
10.24	5.57	382,282	0.95		0.95		0.89		0.89		3.09		398
9.70	(4.86)	535,687	0.94		0.94		0.89		0.89		2.20		602
10.86	(2.61)	2,354,316	0.90		0.90		0.89		0.89		1.13		413
11.94	1.57	3,158,822	0.89		0.89		0.89		0.89		1.09		262
13.38	12.83	3,172,910	0.90		0.90		0.89		0.89		1.94		321

10.03	(1.03)	4,820	1.07	*	1.07	*	0.99	*	0.99	*	1.80	*	84
10.21	5.48	5,878	1.05		1.05		0.99		0.99		2.96		398
9.68	(5.10)	10,230	1.04		1.04		0.99		0.99		2.13		602
10.86	(2.45)	23,634	1.00		1.00		0.99		0.99		1.05		413
11.91	1.45	44,362	0.99		0.99		0.99		0.99		1.01		262
13.35	12.71	51,049	1.00		1.00		0.99		0.99		2.03		321

9.80	(1.20)	7,395	1.37	*	1.37	*	1.29	*	1.29	*	1.48	*	84
9.98	5.16	10,964	1.35		1.35		1.29		1.29		2.57		398
9.49	(5.23)	13,191	1.34		1.34		1.29		1.29		1.80		602
10.62	(3.02)	47,957	1.30		1.30		1.29		1.29		0.76		413
11.70	1.24	61,031	1.29		1.29		1.29		1.29		0.70		262
13.14	12.24	53,320	1.30		1.30		1.29		1.29		1.73		321

9.84	(1.18)	8,592	1.37	*	1.37	*	1.29	*	1.29	*	1.50	*	84
10.02	5.14	9,554	1.35		1.35		1.29		1.29		2.62		398
9.53	(5.42)	21,009	1.34		1.34		1.29		1.29		1.86		602
10.71	(2.82)	29,625	1.30		1.30		1.29		1.29		0.74		413
11.76	1.24	76,013	1.29		1.29		1.29		1.29		0.69		262
13.20	12.21	58,810	1.30		1.30		1.29		1.29		1.78		321

9.79	(1.61)	6,116	2.12	*	2.12	*	2.04	*	2.04	*	0.76	*	84
9.99	4.39	8,381	2.10		2.10		2.04		2.04		1.83		398
9.57	(5.91)	9,959	2.09		2.09		2.04		2.04		1.08		602
10.74	(3.65)	22,367	2.05		2.05		2.04		2.04		0.00		413
11.82	0.36	38,619	2.04		2.04		2.04		2.04		(0.08)		262
13.29	11.53	21,996	2.05		2.05		2.04		2.04		1.02		321

$7.46	5.58%	$453,801	0.81	%*	0.81	%*	0.79	%*	0.79	%*	1.51	%*	73%
7.28	22.77	459,719	0.86		0.86		0.79		0.79		2.33		552
5.93	(4.33)	440,025	0.83		0.83		0.79		0.79		1.80		501
6.56	8.80	1,055,142	0.80		0.80		0.79		0.79		0.59		390
7.01	22.36	1,350,370	0.79		0.79		0.79		0.79		0.80		424
6.57	26.73	1,010,658	0.79		0.79		0.79		0.79		1.29		506

7.42	5.71	256,920	0.91	*	0.91	*	0.89	*	0.89	*	1.41	*	73
7.23	22.54	261,947	0.96		0.96		0.89		0.89		2.21		552
5.90	(4.29)	225,311	0.93		0.93		0.89		0.89		1.69		501
6.52	8.61	616,784	0.90		0.90		0.89		0.89		0.47		390
6.98	22.20	368,467	0.89		0.89		0.89		0.89		0.68		424
6.55	26.55	153,162	0.89		0.89		0.89		0.89		1.22		506

7.31	5.58	31,147	1.06	*	1.06	*	1.04	*	1.04	*	1.26	*	73
7.13	22.51	30,644	1.11		1.11		1.04		1.04		1.84		552
5.82	(4.49)	7,463	1.08		1.08		1.04		1.04		1.48		501
6.43	8.40	37,774	1.05		1.05		1.04		1.04		0.33		390
6.90	22.12	36,155	1.04		1.04		1.04		1.04		0.56		424
6.48	26.13	30,040	1.04		1.04		1.04		1.04		1.00		506

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental PLUS Fund (Cont.)
Class D
04/01/2017 - 09/30/2017+	$6.95	$0.04	$0.34	$0.38	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	5.69	0.12	1.14	1.26	0.00	0.00	0.00	0.00
03/31/2016	6.31	0.08	(0.37)	(0.29)	(0.17)	(0.16)	0.00	(0.33)
03/31/2015	6.78	0.01	0.55	0.56	(0.43)	(0.60)	0.00	(1.03)
03/31/2014	6.39	0.03	1.30	1.33	(0.94)	0.00	0.00	(0.94)
03/31/2013	5.72	0.05	1.33	1.38	(0.71)	0.00	0.00	(0.71)
Class A
04/01/2017 - 09/30/2017+	6.96	0.04	0.34	0.38	(0.21)	0.00	0.00	(0.21)
03/31/2017	5.70	0.12	1.14	1.26	0.00	0.00	0.00	0.00
03/31/2016	6.32	0.08	(0.37)	(0.29)	(0.17)	(0.16)	0.00	(0.33)
03/31/2015	6.80	0.01	0.54	0.55	(0.43)	(0.60)	0.00	(1.03)
03/31/2014	6.40	0.02	1.32	1.34	(0.94)	0.00	0.00	(0.94)
03/31/2013	5.72	0.05	1.33	1.38	(0.70)	0.00	0.00	(0.70)
Class C
04/01/2017 - 09/30/2017+	6.48	0.01	0.31	0.32	(0.18)	0.00	0.00	(0.18)
03/31/2017	5.35	0.07	1.06	1.13	0.00	0.00	0.00	0.00
03/31/2016	5.96	0.04	(0.35)	(0.31)	(0.14)	(0.16)	0.00	(0.30)
03/31/2015	6.47	(0.04)	0.52	0.48	(0.39)	(0.60)	0.00	(0.99)
03/31/2014	6.16	(0.03)	1.25	1.22	(0.91)	0.00	0.00	(0.91)
03/31/2013	5.51	0.01	1.28	1.29	(0.64)	0.00	0.00	(0.64)

PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.35	$0.08	$0.88	$0.96	$(0.53)	$0.00	$0.00	$(0.53)
03/31/2017	7.83	0.20	2.73	2.93	(0.41)	0.00	0.00	(0.41)
03/31/2016	9.44	0.17	(1.78)	(1.61)	0.00	0.00	0.00	0.00
03/31/2015	9.54	0.07	(0.16)	(0.09)	(0.01)	0.00	0.00	(0.01)
03/31/2014	10.09	0.05	(0.56)	(0.51)	(0.01)	(0.03)	0.00	(0.04)
03/31/2013	10.14	0.11	0.61	0.72	(0.77)	0.00	0.00	(0.77)
Class P
04/01/2017 - 09/30/2017+	10.33	0.07	0.89	0.96	(0.53)	0.00	0.00	(0.53)
03/31/2017	7.83	0.20	2.71	2.91	(0.41)	0.00	0.00	(0.41)
03/31/2016	9.44	0.16	(1.77)	(1.61)	0.00	0.00	0.00	0.00
03/31/2015	9.55	0.06	(0.15)	(0.09)	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.12	0.06	(0.60)	(0.54)	(0.00)	(0.03)	0.00	(0.03)
03/31/2013	10.18	0.09	0.63	0.72	(0.78)	0.00	0.00	(0.78)
Administrative Class
04/01/2017 - 09/30/2017+	10.24	0.06	0.89	0.95	(0.53)	0.00	0.00	(0.53)
03/31/2017	7.75	0.18	2.70	2.88	(0.39)	0.00	0.00	(0.39)
03/31/2016	9.37	0.15	(1.77)	(1.62)	0.00	0.00	0.00	0.00
03/31/2015	9.48	0.05	(0.16)	(0.11)	(0.00)	0.00	0.00	(0.00)
03/31/2014	10.06	0.03	(0.58)	(0.55)	(0.00)	(0.03)	0.00	(0.03)
05/31/2012 - 03/31/2013	8.98	0.06	1.81	1.87	(0.79)	0.00	0.00	(0.79)
Class D
04/01/2017 - 09/30/2017+	10.19	0.06	0.86	0.92	(0.51)	0.00	0.00	(0.51)
03/31/2017	7.72	0.17	2.69	2.86	(0.39)	0.00	0.00	(0.39)
03/31/2016	9.35	0.13	(1.76)	(1.63)	0.00	0.00	0.00	0.00
03/31/2015	9.50	0.04	(0.17)	(0.13)	(0.02)	0.00	0.00	(0.02)
05/31/2013 - 03/31/2014	9.77	0.00	(0.23)	(0.23)	(0.01)	(0.03)	0.00	(0.04)
Class A
04/01/2017 - 09/30/2017+	10.23	0.06	0.87	0.93	(0.52)	0.00	0.00	(0.52)
03/31/2017	7.76	0.17	2.69	2.86	(0.39)	0.00	0.00	(0.39)
03/31/2016	9.39	0.13	(1.76)	(1.63)	0.00	0.00	0.00	0.00
03/31/2015	9.52	0.04	(0.17)	(0.13)	(0.00)	0.00	0.00	(0.00)
05/31/2013 - 03/31/2014	9.77	(0.00)	(0.21)	(0.21)	(0.01)	(0.03)	0.00	(0.04)

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.12	5.51%	$276,265	1.21	%*	1.21	%*	1.19	%*	1.19	%*	1.11	%*	73%
6.95	22.14	304,965	1.26		1.26		1.19		1.19		1.94		552
5.69	(4.65)	313,203	1.23		1.23		1.19		1.19		1.42		501
6.31	8.43	607,284	1.20		1.20		1.19		1.19		0.18		390
6.78	21.86	622,117	1.19		1.19		1.19		1.19		0.39		424
6.39	26.04	429,208	1.19		1.19		1.19		1.19		0.91		506

7.13	5.51	439,602	1.21	*	1.21	*	1.19	*	1.19	*	1.11	*	73
6.96	22.11	439,747	1.26		1.26		1.19		1.19		1.95		552
5.70	(4.63)	462,967	1.23		1.23		1.19		1.19		1.43		501
6.32	8.24	785,656	1.20		1.20		1.19		1.19		0.17		390
6.80	22.03	745,005	1.19		1.19		1.19		1.19		0.37		424
6.40	26.10	291,184	1.19		1.19		1.19		1.19		0.92		506

6.62	5.11	331,422	1.96	*	1.96	*	1.94	*	1.94	*	0.36	*	73
6.48	21.12	355,721	2.01		2.01		1.94		1.94		1.19		552
5.35	(5.26)	355,308	1.98		1.98		1.94		1.94		0.69		501
5.96	7.54	559,797	1.95		1.95		1.94		1.94		(0.58)		390
6.47	20.87	415,212	1.94		1.94		1.94		1.94		(0.40)		424
6.16	25.19	115,909	1.94		1.94		1.94		1.94		0.17		506

$10.78	9.59%	$1,655,282	1.16	%*	1.16	%*	1.15	%*	1.15	%*	1.47	%*	53%
10.35	38.26	1,219,248	1.27		1.27		1.15		1.15		2.29		368
7.83	(17.06)	1,973,502	1.17		1.17		1.15		1.15		2.02		482
9.44	(0.94)	3,010,359	1.15		1.15		1.15		1.15		0.73		537
9.54	(5.04)	5,266,628	1.20	(c)	1.20	(c)	1.20	(c)	1.20	(c)	0.55		328
10.09	6.95	5,989,049	1.25		1.25		1.25		1.25		1.08		399

10.76	9.55	43,651	1.26	*	1.26	*	1.25	*	1.25	*	1.38	*	53
10.33	38.01	41,744	1.37		1.37		1.25		1.25		2.06		368
7.83	(17.06)	7,589	1.27		1.27		1.25		1.25		1.90		482
9.44	(1.00)	7,575	1.25		1.25		1.25		1.25		0.57		537
9.55	(5.32)	9,259	1.30	(d)	1.30	(d)	1.30	(d)	1.30	(d)	0.60		328
10.12	6.91	5,648	1.35		1.35		1.35		1.35		0.89		399

10.66	9.50	210	1.41	*	1.41	*	1.40	*	1.40	*	1.21	*	53
10.24	37.94	435	1.52		1.52		1.40		1.40		1.98		368
7.75	(17.29)	265	1.42		1.42		1.40		1.40		1.82		482
9.37	(1.15)	263	1.40		1.40		1.40		1.40		0.48		537
9.48	(5.45)	217	1.45	(c)	1.45	(c)	1.45	(c)	1.45	(c)	0.27		328
10.06	20.64	127	1.50	*	1.50	*	1.50	*	1.50	*	0.73	*	399

10.60	9.33	25,142	1.56	*	1.56	*	1.55	*	1.55	*	1.09	*	53
10.19	37.83	25,087	1.67		1.67		1.55		1.55		1.86		368
7.72	(17.43)	4,809	1.57		1.57		1.55		1.55		1.69		482
9.35	(1.41)	5,393	1.55		1.55		1.55		1.55		0.39		537
9.50	(2.37)	3,420	1.59	*(e)	1.59	*(e)	1.59	*(e)	1.59	*(e)	0.03	*	328

10.64	9.34	12,119	1.56	*	1.56	*	1.55	*	1.55	*	1.07	*	53
10.23	37.61	7,396	1.67		1.67		1.55		1.55		1.83		368
7.76	(17.36)	4,026	1.57		1.57		1.55		1.55		1.55		482
9.39	(1.36)	10,935	1.55		1.55		1.55		1.55		0.36		537
9.52	(2.10)	3,842	1.59	*(e)	1.59	*(e)	1.59	*(e)	1.59	*(e)	(0.00	)*	328

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental PLUS EMG Fund (Cont.)
Class C
04/01/2017 - 09/30/2017+	$9.98	$0.02	$0.85	$0.87	$(0.49)	$0.00	$0.00	$(0.49)
03/31/2017	7.59	0.10	2.63	2.73	(0.34)	0.00	0.00	(0.34)
03/31/2016	9.25	0.07	(1.73)	(1.66)	0.00	0.00	0.00	0.00
03/31/2015	9.44	(0.03)	(0.16)	(0.19)	(0.00)	0.00	0.00	(0.00)
05/31/2013 - 03/31/2014	9.77	(0.06)	(0.24)	(0.30)	(0.00)	(0.03)	0.00	(0.03)

PIMCO RAE Fundamental PLUS International Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.04	$0.07	$1.23	$1.30	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2017	7.48	0.22	1.44	1.66	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.95	0.16	(1.40)	(1.24)	(0.23)	0.00	0.00	(0.23)
03/31/2015	12.56	0.24	(1.08)	(0.84)	(0.34)	(2.43)	0.00	(2.77)
03/31/2014	11.26	0.14	2.73	2.87	(1.54)	(0.03)	0.00	(1.57)
03/31/2013	11.37	0.12	1.65	1.77	(1.70)	(0.18)	0.00	(1.88)
Class P
04/01/2017 - 09/30/2017+	9.03	0.07	1.22	1.29	(0.26)	0.00	0.00	(0.26)
03/31/2017	7.47	0.23	1.42	1.65	(0.09)	0.00	0.00	(0.09)
03/31/2016	8.93	0.14	(1.39)	(1.25)	(0.21)	0.00	0.00	(0.21)
05/30/2014 - 03/31/2015	12.91	0.16	(1.37)	(1.21)	(0.34)	(2.43)	0.00	(2.77)
Class D
04/01/2017 - 09/30/2017+	9.02	0.06	1.21	1.27	(0.26)	0.00	0.00	(0.26)
03/31/2017	7.45	0.22	1.42	1.64	(0.07)	0.00	0.00	(0.07)
03/31/2016	8.93	0.13	(1.40)	(1.27)	(0.21)	0.00	0.00	(0.21)
03/31/2015	12.55	0.20	(1.09)	(0.89)	(0.30)	(2.43)	0.00	(2.73)
02/28/2014 - 03/31/2014	12.61	0.01	(0.07)	(0.06)	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	9.03	0.06	1.21	1.27	(0.25)	0.00	0.00	(0.25)
03/31/2017	7.47	0.21	1.42	1.63	(0.07)	0.00	0.00	(0.07)
03/31/2016	8.95	0.14	(1.41)	(1.27)	(0.21)	0.00	0.00	(0.21)
03/31/2015	12.56	0.20	(1.09)	(0.89)	(0.29)	(2.43)	0.00	(2.72)
02/28/2014 - 03/31/2014	12.61	0.01	(0.06)	(0.05)	0.00	0.00	0.00	0.00
Class C
04/01/2017 - 09/30/2017+	8.93	0.02	1.20	1.22	(0.22)	0.00	0.00	(0.22)
03/31/2017	7.40	0.15	1.40	1.55	(0.02)	0.00	0.00	(0.02)
03/31/2016	8.88	0.07	(1.39)	(1.32)	(0.16)	0.00	0.00	(0.16)
03/31/2015	12.55	0.11	(1.08)	(0.97)	(0.27)	(2.43)	0.00	(2.70)
02/28/2014 - 03/31/2014	12.61	(0.00)	(0.06)	(0.06)	0.00	0.00	0.00	0.00

PIMCO RAE Fundamental PLUS Small Fund
Institutional Class
04/01/2017 - 09/30/2017+	$11.60	$0.09	$0.77	$0.86	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2017	8.82	0.29	2.55	2.84	(0.06)	0.00	0.00	(0.06)
03/31/2016	12.39	0.25	(1.51)	(1.26)	(0.39)	(1.92)	0.00	(2.31)
03/31/2015	12.33	0.23	0.60	0.83	(0.77)	0.00	0.00	(0.77)
03/31/2014	13.17	0.18	3.03	3.21	(4.00)	(0.05)	0.00	(4.05)
03/31/2013	12.42	0.17	2.62	2.79	(1.83)	(0.21)	0.00	(2.04)
Class P
04/01/2017 - 09/30/2017+	11.57	0.08	0.77	0.85	(0.27)	0.00	0.00	(0.27)
03/31/2017	8.81	0.27	2.55	2.82	(0.06)	0.00	0.00	(0.06)
03/31/2016	12.38	0.25	(1.53)	(1.28)	(0.37)	(1.92)	0.00	(2.29)
05/30/2014 - 03/31/2015	12.01	0.13	1.02	1.15	(0.78)	0.00	0.00	(0.78)
Class D
04/01/2017 - 09/30/2017+	11.54	0.07	0.76	0.83	(0.26)	0.00	0.00	(0.26)
03/31/2017	8.79	0.25	2.53	2.78	(0.03)	0.00	0.00	(0.03)
03/31/2016	12.37	0.22	(1.52)	(1.30)	(0.36)	(1.92)	0.00	(2.28)
03/31/2015	12.32	0.17	0.63	0.80	(0.75)	0.00	0.00	(0.75)
02/28/2014 - 03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.36	8.94%	$3,327	2.31	%*	2.31	%*	2.30	%*	2.30	%*	0.32	%*	53%
9.98	36.57	2,268	2.42		2.42		2.30		2.30		1.10		368
7.59	(17.95)	1,618	2.32		2.32		2.30		2.30		0.89		482
9.25	(2.01)	1,890	2.30		2.30		2.30		2.30		(0.34)		537
9.44	(3.02)	665	2.34	*(e)	2.34	*(e)	2.34	*(e)	2.34	*(e)	(0.75	)*	328

$10.07	14.52%	$1,229,964	0.89	%*	0.89	%*	0.82	%*	0.82	%*	1.58	%*	104%
9.04	22.36	942,949	0.87		0.87		0.82		0.82		2.66		250
7.48	(14.06)	619,564	0.83		0.83		0.82		0.82		1.89		465
8.95	(6.53)	1,096,358	0.83		0.83		0.82		0.82		2.07		857
12.56	26.29	2,805,349	0.84	(f)	0.84	(f)	0.83	(f)	0.83	(f)	1.18		414
11.26	16.05	3,418,499	0.85		0.85		0.84		0.84		1.05		452

10.06	14.49	5,734	0.99	*	0.99	*	0.92	*	0.92	*	1.47	*	104
9.03	22.30	4,830	0.97		0.97		0.92		0.92		2.83		250
7.47	(14.14)	3,777	0.93		0.93		0.92		0.92		1.72		465
8.93	(9.17)	2,752	0.93	*	0.93	*	0.92	*	0.92	*	2.00	*	857

10.03	14.22	9,186	1.24	*	1.24	*	1.17	*	1.17	*	1.25	*	104
9.02	22.11	4,312	1.22		1.22		1.17		1.17		2.76		250
7.45	(14.43)	8,135	1.18		1.18		1.17		1.17		1.56		465
8.93	(6.89)	9,814	1.18		1.18		1.17		1.17		1.82		857
12.55	(0.48)	210	1.18	*	1.18	*	1.17	*	1.17	*	1.02	*	414

10.05	14.25	3,645	1.24	*	1.24	*	1.17	*	1.17	*	1.22	*	104
9.03	22.01	3,142	1.22		1.22		1.17		1.17		2.57		250
7.47	(14.37)	2,727	1.18		1.18		1.17		1.17		1.70		465
8.95	(6.96)	2,425	1.18		1.18		1.17		1.17		1.78		857
12.56	(0.40)	4,059	1.18	*	1.18	*	1.17	*	1.17	*	1.10	*	414

9.93	13.86	1,752	1.99	*	1.99	*	1.92	*	1.92	*	0.48	*	104
8.93	21.06	1,236	1.97		1.97		1.92		1.92		1.92		250
7.40	(15.00)	1,434	1.93		1.93		1.92		1.92		0.89		465
8.88	(7.60)	1,859	1.93		1.93		1.92		1.92		1.07		857
12.55	(0.48)	53	1.93	*	1.93	*	1.92	*	1.92	*	0.37	*	414

$12.18	7.52%	$74,715	0.89	%*	0.89	%*	0.84	%*	0.84	%*	1.60	%*	94%
11.60	32.15	65,475	0.88		0.88		0.84		0.84		2.83		352
8.82	(10.27)	47,436	0.87		0.87		0.84		0.84		2.26		526
12.39	6.82	391,557	0.85		0.85		0.84		0.84		1.85		722
12.33	26.01	531,938	0.84		0.84		0.84		0.84		1.36		378
13.17	25.22	526,969	0.84		0.84		0.84		0.84		1.40		385

12.15	7.47	2,288	0.99	*	0.99	*	0.94	*	0.94	*	1.47	*	94
11.57	32.00	3,584	0.98		0.98		0.94		0.94		2.52		352
8.81	(10.40)	1,389	0.97		0.97		0.94		0.94		2.21		526
12.38	9.64	4,475	0.95	*	0.95	*	0.94	*	0.94	*	1.31	*	722

12.11	7.31	4,958	1.24	*	1.24	*	1.19	*	1.19	*	1.24	*	94
11.54	31.57	4,832	1.23		1.23		1.19		1.19		2.47		352
8.79	(10.57)	4,550	1.22		1.22		1.19		1.19		2.06		526
12.37	6.56	6,897	1.20		1.20		1.19		1.19		1.41		722
12.32	0.98	637	1.19	*	1.19	*	1.19	*	1.19	*	2.38	*	378

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental PLUS Small Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$11.52	$0.07	$0.76	$0.83	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2017	8.77	0.25	2.53	2.78	(0.03)	0.00	0.00	(0.03)
03/31/2016	12.34	0.21	(1.51)	(1.30)	(0.35)	(1.92)	0.00	(2.27)
03/31/2015	12.32	0.12	0.66	0.78	(0.76)	0.00	0.00	(0.76)
02/28/2014 - 03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00
Class C
04/01/2017 - 09/30/2017+	11.34	0.03	0.75	0.78	(0.22)	0.00	0.00	(0.22)
03/31/2017	8.68	0.20	2.46	2.66	0.00	0.00	0.00	0.00
03/31/2016	12.27	0.15	(1.52)	(1.37)	(0.30)	(1.92)	0.00	(2.22)
03/31/2015	12.31	0.06	0.63	0.69	(0.73)	0.00	0.00	(0.73)
02/28/2014 - 03/31/2014	12.20	0.01	0.10	0.11	0.00	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS Fund
Institutional Class
04/01/2017 - 09/30/2017+	$12.54	$0.09	$0.58	$0.67	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	10.99	0.23	1.52	1.75	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.81	0.17	0.22	0.39	(0.07)	(0.14)	0.00	(0.21)
03/31/2015	10.32	0.07	1.09	1.16	(0.67)	0.00	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	0.01	0.31	0.32	0.00	0.00	0.00	0.00
Class P
04/01/2017 - 09/30/2017+	12.51	0.09	0.58	0.67	(0.07)	0.00	0.00	(0.07)
03/31/2017	10.97	0.20	1.53	1.73	(0.19)	0.00	0.00	(0.19)
03/31/2016	10.80	0.17	0.20	0.37	(0.06)	(0.14)	0.00	(0.20)
03/31/2015	10.32	0.05	1.10	1.15	(0.67)	0.00	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	0.01	0.31	0.32	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	12.44	0.07	0.57	0.64	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.92	0.16	1.54	1.70	(0.18)	0.00	0.00	(0.18)
03/31/2016	10.76	0.13	0.20	0.33	(0.03)	(0.14)	0.00	(0.17)
03/31/2015	10.31	0.01	1.11	1.12	(0.67)	0.00	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	(0.00)	0.31	0.31	0.00	0.00	0.00	0.00
Class C
04/01/2017 - 09/30/2017+	12.27	0.02	0.56	0.58	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.80	0.07	1.52	1.59	(0.12)	0.00	0.00	(0.12)
03/31/2016	10.69	0.05	0.20	0.25	(0.00)	(0.14)	0.00	(0.14)
03/31/2015	10.29	(0.07)	1.11	1.04	(0.64)	0.00	0.00	(0.64)
12/30/2013 - 03/31/2014	10.00	(0.02)	0.31	0.29	0.00	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.51	$0.08	$0.61	$0.69	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2017	7.97	0.18	1.47	1.65	(0.11)	0.00	0.00	(0.11)
03/31/2016	9.73	0.11	(1.68)	(1.57)	(0.14)	0.00	(0.05)	(0.19)
03/31/2015	9.96	0.08	(0.02)	0.06	(0.26)	(0.03)	0.00	(0.29)
12/30/2013 - 03/31/2014	10.00	0.01	(0.05)	(0.04)	0.00	0.00	0.00	0.00
Class P
04/01/2017 - 09/30/2017+	9.50	0.07	0.61	0.68	(0.31)	0.00	0.00	(0.31)
03/31/2017	7.96	0.17	1.47	1.64	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.72	0.10	(1.67)	(1.57)	(0.14)	0.00	(0.05)	(0.19)
03/31/2015	9.95	0.07	(0.01)	0.06	(0.26)	(0.03)	0.00	(0.29)
12/30/2013 - 03/31/2014	10.00	0.00	(0.05)	(0.05)	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	9.48	0.06	0.61	0.67	(0.31)	0.00	0.00	(0.31)
03/31/2017	7.95	0.14	1.47	1.61	(0.08)	0.00	0.00	(0.08)
03/31/2016	9.70	0.07	(1.66)	(1.59)	(0.11)	0.00	(0.05)	(0.16)
03/31/2015	9.95	0.04	(0.02)	0.02	(0.24)	(0.03)	0.00	(0.27)
12/30/2013 - 03/31/2014	10.00	(0.01)	(0.04)	(0.05)	0.00	0.00	0.00	0.00

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.09	7.34%	$5,082	1.24	%*	1.24	%*	1.19	%*	1.19	%*	1.26	%*	94%
11.52	31.73	3,861	1.23		1.23		1.19		1.19		2.42		352
8.77	(10.63)	2,252	1.22		1.22		1.19		1.19		1.93		526
12.34	6.45	6,255	1.20		1.20		1.19		1.19		0.99		722
12.32	0.98	68	1.19	*	1.19	*	1.19	*	1.19	*	2.20	*	378

11.90	6.98	2,734	1.99	*	1.99	*	1.94	*	1.94	*	0.49	*	94
11.34	30.65	2,928	1.98		1.98		1.94		1.94		2.00		352
8.68	(11.24)	4,017	1.97		1.97		1.94		1.94		1.39		526
12.27	5.67	4,536	1.95		1.95		1.94		1.94		0.53		722
12.31	0.90	35	1.94	*	1.94	*	1.94	*	1.94	*	1.47	*	378

$13.14	5.33%	$160,594	0.87	%*	0.87	%*	0.79	%*	0.79	%*	1.48	%*	99%
12.54	16.03	187,438	0.84		0.84		0.79		0.79		1.95		342
10.99	3.62	258,206	0.83		0.83		0.79		0.79		1.61		551
10.81	11.15	1,055,948	0.79		0.79		0.79		0.79		0.63		691
10.32	3.20	107,050	0.79	*	0.96	*	0.79	*	0.96	*	0.43	*	227

13.11	5.34	1,212	0.97	*	0.97	*	0.89	*	0.89	*	1.38	*	99
12.51	15.89	839	0.94		0.94		0.89		0.89		1.73		342
10.97	3.48	601	0.93		0.93		0.89		0.89		1.57		551
10.80	11.05	1,082	0.89		0.89		0.89		0.89		0.43		691
10.32	3.20	10	0.89	*	1.06	*	0.89	*	1.06	*	0.24	*	227

13.02	5.14	11,623	1.27	*	1.27	*	1.19	*	1.19	*	1.09	*	99
12.44	15.59	12,155	1.24		1.24		1.19		1.19		1.37		342
10.92	3.14	8,357	1.23		1.23		1.19		1.19		1.23		551
10.76	10.73	15,403	1.19		1.19		1.19		1.19		0.05		691
10.31	3.10	10	1.19	*	1.36	*	1.19	*	1.36	*	(0.07	)*	227

12.81	4.75	5,215	2.02	*	2.02	*	1.94	*	1.94	*	0.34	*	99
12.27	14.73	5,431	1.99		1.99		1.94		1.94		0.60		342
10.80	2.40	2,472	1.98		1.98		1.94		1.94		0.45		551
10.69	10.01	9,804	1.94		1.94		1.94		1.94		(0.67)		691
10.29	2.90	10	1.94	*	2.11	*	1.94	*	2.11	*	(0.82	)*	227

$9.88	7.36%	$2,085,862	1.10	%*	1.25	%*	1.00	%*	1.15	%*	1.61	%*	117%
9.51	20.87	3,187,303	1.05		1.20		1.01		1.16		2.10		278
7.97	(16.14)	3,467,854	1.00		1.15		1.00		1.15		1.31		528
9.73	0.52	4,607,000	1.00		1.15		1.00		1.15		0.77		344
9.96	(0.40)	2,470,229	1.00	*	1.20	*	1.00	*	1.20	*	0.46	*	25

9.87	7.27	124	1.20	*	1.35	*	1.10	*	1.25	*	1.53	*	117
9.50	20.80	201	1.15		1.30		1.11		1.26		1.94		278
7.96	(16.21)	212	1.10		1.25		1.10		1.25		1.26		528
9.72	0.53	153	1.10		1.25		1.10		1.25		0.67		344
9.95	(0.50)	10	1.10	*	1.30	*	1.10	*	1.30	*	(0.10	)*	25

9.84	7.10	607	1.50	*	1.65	*	1.40	*	1.55	*	1.26	*	117
9.48	20.40	463	1.45		1.60		1.41		1.56		1.59		278
7.95	(16.42)	214	1.40		1.55		1.40		1.55		0.85		528
9.70	0.13	480	1.40		1.55		1.40		1.55		0.34		344
9.95	(0.50)	10	1.40	*	1.60	*	1.40	*	1.60	*	(0.41	)*	25

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Low Volatility PLUS International Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.23	$0.08	$1.00	$1.08	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2017	9.16	0.19	1.03	1.22	(0.11)	(0.04)	0.00	(0.15)
03/31/2016	10.12	0.14	(0.67)	(0.53)	(0.43)	0.00	0.00	(0.43)
03/31/2015	10.13	0.12	0.23	0.35	(0.36)	(0.00)	0.00	(0.36)
12/30/2013 - 03/31/2014	10.00	0.02	0.11	0.13	0.00	0.00	0.00	0.00
Class P
04/01/2017 - 09/30/2017+	10.22	0.08	0.99	1.07	(0.22)	0.00	0.00	(0.22)
03/31/2017	9.15	0.20	1.02	1.22	(0.11)	(0.04)	0.00	(0.15)
03/31/2016	10.11	0.13	(0.66)	(0.53)	(0.43)	0.00	0.00	(0.43)
03/31/2015	10.13	0.09	0.25	0.34	(0.36)	(0.00)	0.00	(0.36)
12/30/2013 - 03/31/2014	10.00	0.00	0.13	0.13	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	10.20	0.06	0.99	1.05	(0.20)	0.00	0.00	(0.20)
03/31/2017	9.12	0.17	1.02	1.19	(0.07)	(0.04)	0.00	(0.11)
03/31/2016	10.09	0.11	(0.67)	(0.56)	(0.41)	0.00	0.00	(0.41)
03/31/2015	10.12	0.08	0.24	0.32	(0.35)	(0.00)	0.00	(0.35)
12/30/2013 - 03/31/2014	10.00	0.00	0.12	0.12	0.00	0.00	0.00	0.00

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.02	$0.08	$0.25	$0.33	$(0.30)	$0.00	$0.00	$(0.30)
03/31/2017	9.33	0.22	0.87	1.09	(0.40)	0.00	0.00	(0.40)
03/31/2016	9.82	0.15	(0.33)	(0.18)	(0.31)	0.00	0.00	(0.31)
12/04/2014 - 03/31/2015	10.00	0.02	(0.12)	(0.10)	(0.08)	0.00	0.00	(0.08)
Class P
04/01/2017 - 09/30/2017+	10.01	0.08	0.26	0.34	(0.31)	0.00	0.00	(0.31)
03/31/2017	9.32	0.20	0.89	1.09	(0.40)	0.00	0.00	(0.40)
03/31/2016	9.82	0.14	(0.34)	(0.20)	(0.30)	0.00	0.00	(0.30)
12/04/2014 - 03/31/2015	10.00	0.01	(0.11)	(0.10)	(0.08)	0.00	0.00	(0.08)
Class A
04/01/2017 - 09/30/2017+	9.97	0.06	0.26	0.32	(0.29)	0.00	0.00	(0.29)
03/31/2017	9.30	0.17	0.88	1.05	(0.38)	0.00	0.00	(0.38)
03/31/2016	9.82	0.11	(0.34)	(0.23)	(0.29)	0.00	0.00	(0.29)
12/04/2014 - 03/31/2015	10.00	(0.00)	(0.11)	(0.11)	(0.07)	0.00	0.00	(0.07)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(d)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.40%.
(e)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.45%.
(f)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.57%.
(g)

Includes reimbursement by Adviser. See Note 9, Fees and Expenses, in the Notes to Financial Statements. Excluding such reimbursement, the Total Return would have been (0.96)% for the Institutional Class, (1.10)% for Class P, and (1.18)% for Class A.

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.09	10.60%		$636,373	0.91	%*	0.91	%*	0.82	%*	0.82	%*	1.49	%*	100%
10.23	13.47		1,519,165	0.85		0.85		0.82		0.82		1.99		350
9.16	(5.30)		1,469,785	0.88		0.88		0.82		0.82		1.40		573
10.12	3.61		2,488,373	0.82		0.82		0.82		0.82		1.20		545
10.13	1.30		2,007,386	0.82	*	0.85	*	0.82	*	0.85	*	0.86	*	31

11.07	10.49		7,175	1.01	*	1.01	*	0.92	*	0.92	*	1.43	*	100
10.22	13.42		7,260	0.95		0.95		0.92		0.92		2.01		350
9.15	(5.36)		418	0.98		0.98		0.92		0.92		1.40		573
10.11	3.52		319	0.92		0.92		0.92		0.92		0.92		545
10.13	1.30		33	0.92	*	0.95	*	0.92	*	0.95	*	0.18	*	31

11.05	10.40		2,748	1.26	*	1.26	*	1.17	*	1.17	*	1.19	*	100
10.20	13.18		2,540	1.20		1.20		1.17		1.17		1.73		350
9.12	(5.66)		2,471	1.23		1.23		1.17		1.17		1.13		573
10.09	3.25		1,110	1.17		1.17		1.17		1.17		0.73		545
10.12	1.20		48	1.17	*	1.20	*	1.17	*	1.20	*	0.09	*	31

$10.05	3.37%		$868,761	1.22	%*	1.22	%*	1.19	%*	1.19	%*	1.54	%*	88%
10.02	11.92		1,379,963	1.22		1.22		1.19		1.19		2.26		231
9.33	(1.76)		1,892,173	1.22		1.22		1.19		1.19		1.56		529
9.82	(0.96	)(g)	3,224,507	1.19	*	1.19	*	1.19	*	1.19	*	0.52	*	136

10.04	3.40		168	1.32	*	1.32	*	1.29	*	1.29	*	1.57	*	88
10.01	11.83		22	1.32		1.32		1.29		1.29		2.08		231
9.32	(1.90)		31	1.32		1.32		1.29		1.29		1.51		529
9.82	(1.00	)(g)	11	1.29	*	1.29	*	1.29	*	1.29	*	0.45	*	136

10.00	3.27		174	1.62	*	1.62	*	1.59	*	1.59	*	1.21	*	88
9.97	11.44		98	1.62		1.62		1.59		1.59		1.73		231
9.30	(2.28)		76	1.62		1.62		1.59		1.59		1.19		529
9.82	(1.08	)(g)	62	1.59	*	1.59	*	1.59	*	1.59	*	0.10	*	136

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund

Assets:
Investments, at value
Investments in securities*	$456,478	$1,284,993	$1,294,888	$913,836
Investments in Affiliates	162,853	507,577	461,041	341,643
Financial Derivative Instruments
Exchange-traded or centrally cleared	548	1,906	1,362	854
Over the counter	51,344	67,166	22,720	53,878
Cash	1	2	29	1
Deposits with counterparty	1,504	1,909	2,813	2,837
Foreign currency, at value	1,551	4,704	3,961	3,653
Receivable for investments sold	1,817	25,438	5,233	4,993
Receivable for investments in Affiliates sold	0	2,000	0	0
Receivable for investments sold on a delayed-delivery basis	28	70	69	28
Receivable for Fund shares sold	1	1,236	2,647	39
Interest and/or dividends receivable	1,530	5,239	4,739	3,128
Dividends receivable from Affiliates	232	669	648	484
Total Assets	677,887	1,902,909	1,800,150	1,325,374

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$2,418	$3,934	$0
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	1,558	4,965	4,965	1,947
Financial Derivative Instruments
Exchange-traded or centrally cleared	519	1,575	1,024	698
Over the counter	61,523	9,486	33,414	3,849
Payable for investments purchased	6,536	25,136	9	17,981
Payable for investments in Affiliates purchased	232	6,669	6,348	4,584
Deposits from counterparty	47,201	58,679	8,128	45,113
Payable for Fund shares redeemed	38	3,052	918	60
Overdraft due to custodian	0	0	0	0
Accrued investment advisory fees	302	809	1,226	595
Accrued supervisory and administrative fees	121	528	442	262
Accrued distribution fees	5	273	8	3
Accrued servicing fees	3	162	3	1
Accrued reimbursement to PIMCO	0	0	0	0
Total Liabilities	118,038	113,752	60,419	75,093

Net Assets	$559,849	$1,789,157	$1,739,731	$1,250,281

Net Assets Consist of:
Paid in capital	$1,684,755	$1,476,615	$1,751,646	$1,172,436
Undistributed (overdistributed) net investment income	5,097	36,940	52,986	15,679
Accumulated undistributed net realized gain (loss)	(1,124,522)	188,955	(92,084)	(1,116)
Net unrealized appreciation (depreciation)	(5,481)	86,647	27,183	63,282

Net Assets	$559,849	$1,789,157	$1,739,731	$1,250,281

Cost of investments in securities	$448,521	$1,250,881	$1,254,793	$897,069
Cost of investments in Affiliates	$162,809	$507,379	$460,877	$341,519
Cost of foreign currency held	$1,561	$4,736	$3,995	$3,649
Proceeds received on short sales	$1,558	$4,966	$4,966	$1,947
Cost or premiums of financial derivative instruments, net	$2,755	$3,339	$2,083	$8,490

* Includes repurchase agreements of:	$72,162	$91,248	$116,278	$140,283

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$65,612	$124,582	$2,316,058	$639,296	$685,606
26,105	53,049	236,544	33,454	182,459

69	151	2,705	797	1,785
7,829	17,691	102,361	53,242	26,520
5	120	340	1	484
1,122	1,087	1,944	489	1,987
257	663	7,962	3,109	2,903
351	1,839	39,556	30,560	14,836
0	0	0	0	0
2	18	4,810	59	98
4	71	980	6	3
230	402	11,600	2,806	2,570
19	70	335	29	258
101,605	199,743	2,725,195	763,848	919,509

$0	$0	$429,122	$26,240	$0
0	0	57,772	5,439	0
195	0	0	0	5,549

61	169	1,806	631	773
765	1,591	32,441	9,402	18,478
1	1,694	36,873	29,706	8,818
319	670	4,735	29	258
7,517	16,843	73,958	45,644	15,646
2,902	4	0	6	13
0	0	0	0	0
44	81	1,320	315	688
19	40	566	139	183
3	3	0	0	0
2	4	0	1	0
0	0	9	0	0
11,828	21,099	638,602	117,552	50,406

$89,777	$178,644	$2,086,593	$646,296	$869,103

$90,880	$134,387	$1,963,918	$496,574	$979,629
1,442	1,616	56,372	14,696	23,760
(10,852)	27,139	(42,680)	90,766	(146,607)
8,307	15,502	108,983	44,260	12,321

$89,777	$178,644	$2,086,593	$646,296	$869,103

$65,048	$123,295	$2,262,343	$629,280	$675,408
$26,096	$53,012	$236,281	$33,429	$182,287
$267	$687	$7,988	$3,122	$2,919
$195	$0	$0	$0	$5,550
$(747)	$1,818	$17,457	$9,128	$8,193

$8,896	$10,373	$1,058	$546	$41,900

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Statements of Assets and Liabilities (Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund

Net Assets:
Institutional Class	$532,926	$453,801	$1,655,282	$1,229,964
Class P	4,820	256,920	43,651	5,734
Administrative Class	N/A	31,147	210	N/A
Class D	7,395	276,265	25,142	9,186
Class A	8,592	439,602	12,119	3,645
Class C	6,116	331,422	3,327	1,752

Shares Issued and Outstanding:
Institutional Class	53,012	60,789	153,607	122,154
Class P	481	34,639	4,058	570
Administrative Class	N/A	4,263	20	N/A
Class D	755	38,810	2,372	915
Class A	873	61,628	1,139	363
Class C	625	50,038	321	176

Net Asset Value Per Share Outstanding:
Institutional Class	$10.05	$7.46	$10.78	$10.07
Class P	10.03	7.42	10.76	10.06
Administrative Class	N/A	7.31	10.66	N/A
Class D	9.80	7.12	10.60	10.03
Class A	9.84	7.13	10.64	10.05
Class C	9.79	6.62	10.36	9.93

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$74,715	$160,594	$2,085,862	$636,373	$868,761
2,288	1,212	124	7,175	168
N/A	N/A	N/A	N/A	N/A
4,958	N/A	N/A	N/A	N/A
5,082	11,623	607	2,748	174
2,734	5,215	N/A	N/A	N/A

6,136	12,220	211,080	57,367	86,431
188	92	13	648	17
N/A	N/A	N/A	N/A	N/A
409	N/A	N/A	N/A	N/A
421	893	62	249	17
230	407	N/A	N/A	N/A

$12.18	$13.14	$9.88	$11.09	$10.05
12.15	13.11	9.87	11.07	10.04
N/A	N/A	N/A	N/A	N/A
12.11	N/A	N/A	N/A	N/A
12.09	13.02	9.84	11.05	10.00
11.90	12.81	N/A	N/A	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund

Investment Income:
Interest	$5,252	$17,063	$16,817	$11,560
Dividends	370	0	338	98
Dividends from Investments in Affiliates	1,076	3,657	2,218	2,700
Total Income	6,698	20,720	19,373	14,358

Expenses:
Investment advisory fees	1,521	4,813	6,262	3,322
Supervisory and administrative fees	615	3,148	2,259	1,464
Distribution and/or servicing fees - Administrative Class	0	38	1	0
Distribution and/or servicing fees - Class D	11	354	31	7
Distribution fees - Class C	26	1,257	11	5
Servicing fees - Class A	11	549	13	4
Servicing fees - Class C	9	419	3	2
Trustee fees	1	4	3	2
Interest expense	182	196	95	388
Miscellaneous expense	0	0	0	0
Total Expenses	2,376	10,778	8,678	5,194
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	2,376	10,778	8,678	5,194

Net Investment Income (Loss)	4,322	9,942	10,695	9,164

Net Realized Gain (Loss):
Investments in securities	6,070	574	10,550	1,945
Investments in Affiliates	(2)	(6)	(21)	(8)
Exchange-traded or centrally cleared financial derivative instruments	6,614	9,428	10,551	624
Over the counter financial derivative instruments	(7,942)	186,059	284,926	154,727
Short sales	(16)	(57)	(33)	(15)
Foreign currency	317	1,337	635	598

Net Realized Gain (Loss)	5,041	197,335	306,608	157,871

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,025	14,717	4,367	11,814
Investments in Affiliates	43	200	162	117
Exchange-traded or centrally cleared financial derivative instruments	(7,876)	(10,386)	(8,468)	(1,920)
Over the counter financial derivative instruments	(5,016)	(116,716)	(176,603)	(14,278)
Short sales	0	2	3	1
Foreign currency assets and liabilities	(33)	(137)	(109)	(10)

Net Change in Unrealized Appreciation (Depreciation)	(11,857)	(112,320)	(180,648)	(4,276)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,494)	$94,957	$136,655	$162,759

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$852	$1,766	$34,183	$10,844	$11,998
0	0	0	0	0
180	366	1,950	967	1,311
1,032	2,132	36,133	11,811	13,309

245	490	11,296	2,806	4,545
111	240	3,988	1,236	1,209
0	0	0	0	0
6	0	0	0	0
10	19	1 (a)	2 (a)	1 (a)
5	15	1	3	0
3	6	0 (a)	1 (a)	1 (a)
0	1	7	3	3
21	74	1,382	444	125
0	0	65	0	0
401	845	16,740	4,495	5,884
0	0	(2,000)	0	0
401	845	14,740	4,495	5,884

631	1,287	21,393	7,316	7,425

271	1,305	19,186	15,395	12,294
1	1	46	33	(6)
459	1,499	26,212	14,861	19,034
487	(1,279)	379,911	94,443	(5,056)
(3)	(2)	(63)	(20)	(33)
67	145	1,371	537	1,110

1,282	1,669	426,663	125,249	27,343

416	1,569	29,618	8,999	1,776
8	18	261	18	178
(528)	(1,731)	(31,963)	(15,620)	(12,189)
4,657	6,124	(251,508)	(22,679)	6,144
0	0	0	0	4
(5)	(3)	(66)	(44)	(49)

4,548	5,977	(253,658)	(29,326)	(4,136)

$6,461	$8,933	$194,398	$103,239	$30,632

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE Fundamental PLUS Fund		PIMCO RAE Fundamental PLUS EMG Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$4,322	$17,780	$9,942	$33,709	$10,695	$37,873
Net realized gain (loss)	5,041	43,451	197,335	71,124	306,608	197,844
Net change in unrealized appreciation (depreciation)	(11,857)	(28,686)	(112,320)	241,807	(180,648)	315,530

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,494)	32,545	94,957	346,640	136,655	551,247

Distributions to Shareholders:
From net investment income
Institutional Class	(3,326)	0	(13,127)	0	(71,125)	(56,859)
Class P	(41)	0	(7,466)	0	(1,941)	(1,166)
Administrative Class	0	0	(898)	0	(34)	(8)
Class D	(48)	0	(8,194)	0	(1,204)	(702)
Class A	(56)	0	(12,878)	0	(553)	(205)
Class C	(28)	0	(9,437)	0	(143)	(62)
From net realized capital gains
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0

Total Distributions(b)	(3,499)	0	(52,000)	0	(75,000)	(59,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	148,783	(205,562)	(106,543)	(298,174)	381,898	(1,187,876)

Total Increase (Decrease) in Net Assets	142,790	(173,017)	(63,586)	48,466	443,553	(695,631)

Net Assets:
Beginning of period	417,059	590,076	1,852,743	1,804,277	1,296,178	1,991,809
End of period*	$559,849	$417,059	$1,789,157	$1,852,743	$1,739,731	$1,296,178

*Including undistributed (overdistributed) net investment income of:	$5,097	$4,274	$36,940	$78,998	$52,986	$117,291

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Class C Shares liquidated at the close of business on July 28, 2017.

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE Fundamental PLUS International Fund		PIMCO RAE Fundamental PLUS Small Fund		PIMCO RAE Low Volatility PLUS Fund			PIMCO RAE Low Volatility PLUS EMG Fund

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017

$9,164	$18,507	$631	$1,807	$1,287	$4,548		$21,393		$68,752
157,871	(10,527)	1,282	10,943	1,669	33,360		426,663		(117,588)
(4,276)	146,102	4,548	4,724	5,977	255		(253,658)		687,165

162,759	154,082	6,461	17,474	8,933	38,163		194,398		638,329

(32,064)	(7,882)	(1,684)	(311)	(826)	(3,740)		(80,972)		(39,995)
(143)	(48)	(60)	(18)	(5)	(11)		(6)		(2)
0	0	0	0	0	0		0		0
(170)	(40)	(103)	(11)	0	(28	)(a)	0		(4	)(a)
(90)	(26)	(104)	(11)	(51)	(170)		(18)		(3)
(35)	(4)	(50)	0	(17)	(52)		(7	)(c)	(3)

0	0	0	0	0	0		0		0
0	0	0	0	0	0		0		0
0	0	0	0	0	0		0		0
0	0	0	0	0	0		0	(c)	0

0	0	0	0	0	0		0		0
0	0	0	0	0	0		0		0
0	0	0	0	0	0		0		0
0	0	0	0	0	0	(a)	0		0	(a)
0	0	0	0	0	0		0		0
0	0	0	0	0	0		0	(c)	0

(32,502)	(8,000)	(2,001)	(351)	(899)	(4,001)		(81,003)		(40,007)

163,555	174,750	4,637	3,913	(35,253)	(98,538)		(1,215,393)		(878,687)

293,812	320,832	9,097	21,036	(27,219)	(64,376)		(1,101,998)		(280,365)

956,469	635,637	80,680	59,644	205,863	270,239		3,188,591		3,468,956
$1,250,281	$956,469	$89,777	$80,680	$178,644	$205,863		$2,086,593		$3,188,591

$15,679	$39,017	$1,442	$2,812	$1,616	$1,228		$56,372		$115,982

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Statements of Changes in Net Assets (Cont.)

	PIMCO RAE Low Volatility PLUS International Fund				PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$7,316		$27,492		$7,425		$40,437
Net realized gain (loss)	125,249		(28,550)		27,343		133,852
Net change in unrealized appreciation (depreciation)	(29,326)		187,782		(4,136)		15,923

Net Increase (Decrease) in Net Assets Resulting from Operations	103,239		186,724		30,632		190,212

Distributions to Shareholders:
From net investment income
Institutional Class	(16,903)		(15,883)		(26,982)		(71,972)
Class P	(138)		(97)		(5)		(1)
Administrative Class	0		0		0		0
Class D	0		(1	)(a)	0		(10	)(a)
Class A	(53)		(19)		(5)		(4)
Class C	(6	)(c)	(3)		(9	)(c)	(15)
From net realized capital gains
Institutional Class	0		(6,562)		0		0
Class P	0		(45)		0		0
Class A	0		(11)		0		0
Class C	0	(c)	(3)		0	(c)	0
Tax basis return of capital
Institutional Class	0		0		0		0
Class P	0		0		0		0
Administrative Class	0		0		0		0
Class D	0		0	(a)	0		0	(a)
Class A	0		0		0		0
Class C	0	(c)	0		0	(c)	0

Total Distributions(b)	(17,100)		(22,624)		(27,001)		(72,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(969,714)		(107,419)		(515,271)		(629,794)

Total Increase (Decrease) in Net Assets	(883,575)		56,681		(511,640)		(511,584)

Net Assets:
Beginning of period	1,529,871		1,473,190		1,380,743		1,892,327
End of period*	$646,296		$1,529,871		$869,103		$1,380,743

*Including undistributed (overdistributed) net investment income of:	$14,696		$24,480		$23,760		$43,336

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Class C Shares liquidated at the close of business on July 28, 2017.

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		$1,084	$1,089
Klockner-Pentaplast of America, Inc.
5.583% (LIBOR03M + 4.250%) due 06/30/2022 ~		700	703

Total Loan Participations and Assignments (Cost $1,774)			1,792

CORPORATE BONDS & NOTES 11.2%

BANKING & FINANCE 6.8%
Ally Financial, Inc.
3.600% due 05/21/2018		300	303
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		800	802
Banco del Estado de Chile
4.125% due 10/07/2020		5,300	5,595
Bank of America Corp.
2.151% due 11/09/2020		600	598
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,071
Barclays PLC
3.200% due 08/10/2021		3,600	3,657
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,380
Blackstone CQP Holdco LP
6.500% due 03/20/2021		700	711
Deutsche Bank AG
4.250% due 10/14/2021		2,400	2,517
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,300	1,305
General Motors Financial Co., Inc.
2.569% (US0003M + 1.270%) due 10/04/2019 ~		1,500	1,523
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,014
GSPA Monetization Trust
6.422% due 10/09/2029 +		121	139
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		600	619
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		200	204
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,303
Navient Corp.
5.500% due 01/15/2019		1,000	1,036
8.000% due 03/25/2020		400	442
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		1,200	1,293
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,350
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	170	241
UBS AG
7.625% due 08/17/2022		$2,350	2,776
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	508
4.125% due 09/24/2025		500	526

			37,913

INDUSTRIALS 3.4%
Allergan Funding SCS
2.350% due 03/12/2018		3,100	3,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	$1,000	$1,036
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	1,000	1,004
2.764% due 08/15/2022	600	604
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,700	5,113
Charter Communications Operating LLC
4.464% due 07/23/2022	500	529
4.908% due 07/23/2025	1,000	1,070
6.384% due 10/23/2035	200	234
6.484% due 10/23/2045	400	472
6.834% due 10/23/2055	100	122
CVS Health Corp.
3.500% due 07/20/2022	100	104
3.875% due 07/20/2025	974	1,017
5.125% due 07/20/2045	400	462
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	300	303
HCA, Inc.
3.750% due 03/15/2019	1,700	1,740
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	600	600
2.650% due 07/13/2022	300	301
QUALCOMM, Inc.
4.800% due 05/20/2045	600	660
Reynolds American, Inc.
4.000% due 06/12/2022	200	211
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	380	379
2.400% due 09/23/2021	270	269

		19,339

UTILITIES 1.0%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	800	804
2.254% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,013
3.000% due 06/30/2022	800	809
4.500% due 05/15/2035	100	99
4.750% due 05/15/2046	200	193
FirstEnergy Corp.
4.850% due 07/15/2047	300	316
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,753
Verizon Communications, Inc.
3.376% due 02/15/2025	505	509

		5,496

Total Corporate Bonds & Notes (Cost $60,993)		62,748

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.1%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,481
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	1,046
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	575

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$285	$320
6.725% due 04/01/2035	585	659

		4,081

NEW JERSEY 0.3%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (b)	1,935	1,609

Total Municipal Bonds & Notes (Cost $5,104)		5,916

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
2.310% due 08/01/2022	200	201
2.748% (US0006M + 1.373%) due 07/01/2035 ~	415	438
2.823% (H15T1Y + 2.198%) due 12/01/2034 ~	115	121
2.870% due 09/01/2027	1,000	1,007
2.976% (US0006M + 1.550%) due 03/01/2034 ~	249	258
3.820% due 09/01/2021	4,631	4,898
4.500% due 09/25/2040	2,063	2,400
6.000% due 05/01/2036 - 04/01/2041	2,203	2,498
6.500% due 09/01/2036	372	412
Freddie Mac
3.500% due 07/15/2042	6,372	6,429
6.500% due 05/01/2035	464	517
Small Business Administration
5.490% due 03/01/2028	116	126
6.020% due 08/01/2028	958	1,057

Total U.S. Government Agencies (Cost $19,749)		20,362

U.S. TREASURY OBLIGATIONS 15.1%
U.S. Treasury Bonds
4.375% due 11/15/2039 (j)	2,000	2,544
U.S. Treasury Inflation Protected Securities (d)
0.375% due 01/15/2027 (j)	2,128	2,102
0.375% due 07/15/2027 (j)	7,605	7,531
0.625% due 01/15/2026 (h)(j)	2,576	2,610
1.750% due 01/15/2028 (h)(j)	8,997	10,073
2.000% due 01/15/2026 (j)	2,960	3,329
2.375% due 01/15/2025 (h)(j)	6,104	6,973
2.375% due 01/15/2027 (j)	12,017	14,049
U.S. Treasury Notes
0.750% due 10/31/2018 (j)	200	199
1.500% due 08/15/2026 (h)(j)	4,700	4,399
2.125% due 05/15/2025 (j)	27,950	27,765
2.375% due 05/15/2027	3,000	3,012

Total U.S. Treasury Obligations (Cost $86,505)		84,586

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,318	1,175
Banc of America Funding Trust
3.524% due 09/20/2046 ^~	7,147	6,199
Bear Stearns Adjustable Rate Mortgage Trust
3.353% due 08/25/2033 ~	211	211
Bear Stearns ALT-A Trust
3.564% due 05/25/2035 ~	246	249
Chase Mortgage Finance Trust
3.597% due 09/25/2036 ^~	1,604	1,574
Citigroup Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 11/25/2036 ~	883	885
3.737% due 09/25/2037 ^~	127	120
CitiMortgage Alternative Loan Trust
1.837% (US0001M + 0.600%) due 04/25/2037 ~	1,612	1,339

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~		$4,259	$4,053
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		1,675	1,484
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~		570	530
Eddystone Finance PLC
0.813% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	2,503	3,358
First Horizon Alternative Mortgage Securities Trust
3.228% due 06/25/2036 ~		$4,997	4,645
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~		1,392	1,361
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 11/25/2046 ~		5,318	4,859
1.477% (US0001M + 0.240%) due 07/25/2035 ~		1,931	1,887
JPMorgan Mortgage Trust
3.042% due 07/27/2037 ~		836	802
3.462% due 07/25/2035 ~		1,132	1,136
5.750% due 01/25/2036 ^		57	50
Lehman Mortgage Trust
1.887% (US0001M + 0.650%) due 11/25/2036 ~		1,126	817
Merrill Lynch Alternative Note Asset Trust
6.000% due 03/25/2037		284	233
Merrill Lynch Mortgage Investors Trust
3.085% due 02/25/2036 ~		12	12
3.135% due 04/25/2035 ~		121	118
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		183	149
Prime Mortgage Trust
6.000% due 06/25/2036 ^		699	691
RBSSP Resecuritization Trust
1.484% (US0001M + 0.250%) due 02/26/2037 ~		2,910	2,846
1.734% (US0001M + 0.500%) due 04/26/2037 ~		137	130
Residential Accredit Loans, Inc. Trust
1.487% (US0001M + 0.250%) due 08/25/2037 ~		171	165
6.000% due 01/25/2037 ^		289	270
6.000% due 03/25/2037		696	624
Sequoia Mortgage Trust
3.559% due 09/20/2046 ^~		1,034	869
Structured Adjustable Rate Mortgage Loan Trust
3.374% due 08/25/2035 ~		239	202
3.699% due 03/25/2036 ^~		338	298
Thornburg Mortgage Securities Trust
2.259% due 03/25/2044 ~		852	838
2.660% due 12/25/2044 ~		1,050	1,055
3.157% due 09/25/2037 ~		11	11
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~		181	176
1.889% (12MTA + 1.000%) due 02/25/2046 ~		532	522
2.923% due 01/25/2035 ~		542	556
3.010% due 06/25/2037 ^~		1,053	987
3.083% due 06/25/2037 ^~		423	393
3.162% due 10/25/2035 ~		247	249
Washington Mutual Mortgage Pass-Through Certificates Trust
1.487% (US0001M + 0.250%) due 02/25/2036 ~		3,940	3,514
1.829% (12MTA + 0.940%) due 04/25/2046 ~		462	419
Wells Fargo Mortgage-Backed Securities Trust
3.327% due 12/25/2034 ~		84	85
3.368% due 06/25/2035 ~		577	592

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.596% due 09/25/2036 ^~		$121	$122

Total Non-Agency Mortgage-Backed Securities (Cost $49,754)			52,860

ASSET-BACKED SECURITIES 10.6%
Centex Home Equity Loan Trust
1.882% (US0001M + 0.645%) due 03/25/2034 ~		601	601
Citigroup Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 05/25/2037 ~		3,797	2,877
Citigroup Mortgage Loan Trust, Inc.
2.137% (US0001M + 0.900%) due 09/25/2035 ^~		3,400	3,009
Encore Credit Receivables Trust
1.972% (US0001M + 0.735%) due 11/25/2035 ~		350	344
First Franklin Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 11/25/2035 ~		3,200	3,033
Fremont Home Loan Trust
1.727% (US0001M + 0.490%) due 07/25/2035 ~		200	201
GSAA Home Equity Trust
1.307% (US0001M + 0.070%) due 03/25/2036 ~		1,071	643
1.557% (US0001M + 0.320%) due 04/25/2047 ~		2,602	1,944
6.295% due 06/25/2036		1,589	853
GSAMP Trust
1.337% (US0001M + 0.100%) due 12/25/2046 ~		708	444
1.467% (US0001M + 0.230%) due 01/25/2037 ~		1,300	1,100
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		700	705
Merrill Lynch Mortgage Investors Trust
1.347% (US0001M + 0.110%) due 08/25/2037 ~		16,383	10,735
Morgan Stanley ABS Capital, Inc. Trust
1.452% (US0001M + 0.215%) due 03/25/2037 ~		3,555	1,898
New Century Home Equity Loan Trust
1.487% (US0001M + 0.250%) due 12/25/2035 ~		11	11
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^		1,001	449
Option One Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 01/25/2036 ~		6,400	5,358
2.017% (US0001M + 0.780%) due 02/25/2035 ~		2,976	2,807
Residential Asset Securities Corp. Trust
1.817% (US0001M + 0.580%) due 06/25/2033 ~		413	351
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		1,642	1,699
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	4,486	5,294
2.814% (US0003M + 1.500%) due 04/25/2023 ~		$1,828	1,872
Soundview Home Loan Trust
1.407% (US0001M + 0.170%) due 07/25/2037 ~		2,107	1,857
2.537% (US0001M + 1.300%) due 10/25/2037 ~		2,200	1,662
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~		432	433
2.316% (US0003M + 1.000%) due 09/03/2024 ~		1,400	1,405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Specialty Underwriting & Residential Finance Trust
1.537% (US0001M + 0.300%) due 12/25/2036 ~		$4,662	$4,347
Structured Asset Securities Corp. Mortgage Loan Trust
1.577% (US0001M + 0.340%) due 02/25/2036 ~		1,500	1,500
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		218	218
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		500	500
VOLT LLC
3.125% due 09/25/2047		1,320	1,322

Total Asset-Backed Securities (Cost $57,324)			59,472

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	23,200	1,419
Brazil Government International Bond
5.625% due 02/21/2047		$1,300	1,316
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	4,811	1,699
6.000% due 05/15/2055		1,200	1,321
Province of Ontario
5.500% due 06/02/2018	CAD	1,200	988
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,098

Total Sovereign Issues (Cost $11,846)			11,841

		SHARES
PREFERRED SECURITIES 1.6%

BANKING & FINANCE 1.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		7,400	9,047

Total Preferred Securities (Cost $7,622)			9,047

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$2,800	2,802
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		800	800

			3,602

COMMERCIAL PAPER 12.7%
AutoNation, Inc.
1.800% due 10/04/2017		2,600	2,599
Boston Scientific Corp.
1.600% due 10/12/2017		3,500	3,498
Caisse d’Amortissement de la Dette Sociale
1.320% due 10/30/2017		6,600	6,593
Deutsche Telekom AG
1.490% due 10/23/2017		900	899
1.500% due 11/02/2017		1,300	1,298
1.630% due 01/30/2018		2,600	2,585
Electricite de France S.A.
1.350% due 10/11/2017		8,400	8,396
Enbridge Energy Partners LP
2.250% due 12/06/2017		2,000	1,994
Energy Transfer Partners
2.200% due 10/06/2017		3,300	3,299
2.200% due 10/16/2017		4,000	3,997
ENI Finance USA, Inc.
1.460% due 10/06/2017		2,900	2,899

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Corp.
1.600% due 11/29/2017	$2,000	$1,994
Exelon Generation Co. LLC
1.450% due 11/03/2017	6,500	6,492
HP, Inc.
1.530% due 10/23/2017	2,000	1,999
1.800% due 03/26/2018	2,900	2,881
Mondelez International, Inc.
1.480% due 11/27/2017	1,500	1,497
1.520% due 10/16/2017	3,900	3,898
NiSource Finance Corp.
1.450% due 10/16/2017	7,400	7,395
ONEOK, Inc.
1.900% due 10/03/2017	1,600	1,600
Schlumberger Holdings
1.450% due 11/20/2017	300	299
Sempra Energy Holdings
1.440% due 11/08/2017	5,000	4,992

		71,104

REPURCHASE AGREEMENTS (f) 12.9%
		72,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
2.826% due 11/24/2017 - 03/16/2018 (a)(b)	$700	$692

U.S. TREASURY BILLS 0.1%
1.069% due 01/18/2018 (b)(c)(j)	295	294

Total Short-Term Instruments (Cost $147,850)		147,854

Total Investments in Securities (Cost $448,521)		456,478

	SHARES
INVESTMENTS IN AFFILIATES 29.1%

SHORT-TERM INSTRUMENTS 29.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.1%
PIMCO Short-Term Floating NAV Portfolio III	11,563,168	114,302

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio IV	4,847,325	$48,551

Total Short-Term Instruments (Cost $162,809)		162,853

Total Investments in Affiliates (Cost $162,809)		162,853

Total Investments 110.6% (Cost $611,330)		$619,331

Financial Derivative Instruments (g)(i) (1.8)%
(Cost or Premiums, net $2,755)		(10,150)

Other Assets and Liabilities, net (8.8)%		(49,332)

Net Assets 100.0%		$559,849

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$462	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(474)	$462	$462
JPS	1.240	09/29/2017	10/02/2017	25,000	U.S. Treasury Notes 1.625% due 05/15/2026	(25,471)	25,000	25,002
MBC	1.230	09/29/2017	10/02/2017	46,700	U.S. Treasury Notes 1.375% - 1.500% due 12/31/2018 - 09/30/2020	(48,161)	46,700	46,705

Total Repurchase Agreements						$(74,106)	$72,162	$72,169

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$1,600	$(1,558)	$(1,558)

Total Short Sales (0.3)%				$(1,558)	$(1,558)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$462	$0	$0	$0	$462	$(474)	$(12)
JPS	25,002	0	0	0	25,002	(25,471)	(469)
MBC	46,705	0	0	0	46,705	(48,161)	(1,456)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(1,558)	(1,558)	0	(1,558)

Total Borrowings and Other Financing Transactions	$72,169	$0	$0	$(1,558)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
90-Day Eurodollar December Futures	12/2018	265	$	65,014	$(37)	$0	$(20)
Australia Government 10-Year Bond December Futures	12/2017	20	AUD	1,993	(38)	3	(12)
Euro-Bund 10-Year Bond December Futures	12/2017	364	EUR	69,268	(367)	90	(94)
U.S. Treasury 30-Year Bond December Futures	12/2017	203	$	31,021	(528)	6	0
United Kingdom Long Gilt December Futures	12/2017	73	GBP	12,118	(376)	25	(3)

					$(1,346)	$124	$(129)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	265	$	(64,889)	$56	$27	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	67	EUR	(36)	19	9	(7)
Euro-Bobl December Futures	12/2017	96		(14,884)	46	6	(4)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	84		(15,402)	28	12	(24)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	67		(69)	(28)	7	(6)
U.S. Treasury 2-Year Note December Futures	12/2017	330	$	(71,182)	211	41	0
U.S. Treasury 5-Year Note December Futures	12/2017	48		(5,640)	38	8	0
U.S. Treasury 10-Year Note December Futures	12/2017	36		(4,511)	52	8	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	30		(4,954)	91	0	(12)

					$513	$118	$(53)

Total Futures Contracts					$(833)	$242	$(182)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%	EUR	150	$1	$(1)	$0	$0	$0

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$5,900	$(433)	$(30)	$(463)	$0	$(14)
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	22,400	(451)	(34)	(485)	0	(6)
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	41,800	(778)	(170)	(948)	0	(6)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	54,000	(896)	(258)	(1,154)	0	(19)

					$(2,558)	$(492)	$(3,050)	$0	$(45)

INTEREST RATE SWAPS

PayReceive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	6,850	$9	$(60)	$(51)	$0	$(2)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		3,750	0	(29)	(29)	0	(1)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		5,000	0	(38)	(38)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	34,800	(137)	(85)	(222)	5	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		95,600	967	(535)	432	40	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		9,500	(55)	(25)	(80)	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		136,000	2,673	(1,415)	1,258	0	(155)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		39,500	(246)	(420)	(666)	67	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	(53)	105	52	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		2,200	107	(26)	81	4	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	6	(12)	(6)	2	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(25)	(29)	(54)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		54,010	(1,336)	3,402	2,066	101	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,200	310	41	351	10	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		19,900	(461)	191	(270)	39	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		4,550	(100)	(108)	(208)	0	(7)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,150	100	(75)	25	0	(5)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		1,300	0	41	41	0	(2)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		8,400	(61)	640	579	0	(16)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,900	0	57	57	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	9,900	0	(154)	(154)	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	2,200	(164)	40	(124)	0	(3)
Receive(5)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		12,000	(110)	259	149	0	(16)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		5,600	(192)	172	(20)	0	(19)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		1,600	1	(20)	(19)	0	(5)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,200	0	(90)	(90)	0	(22)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,800	(155)	67	(88)	0	(21)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	400,000	352	51	403	28	0

							$1,430	$1,945	$3,375	$306	$(292)

Total Swap Agreements							$(1,127)	$1,452	$325	$306	$(337)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$242	$306	$548	$0	$(182)	$(337)	$(519)

(h)	Securities with an aggregate market value of $7,722 and cash of $1,504 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	ZAR	36,485		$2,758	$65	$0
BPS	10/2017	GBP	389		512	0	(9)
	01/2018	KRW	9,601,433		8,398	5	0
	12/2018	JPY	470,000		4,283	0	(1)
CBK	10/2017	EUR	2,821		3,365	31	0
	10/2017		$3,777	JPY	426,042	9	0
	10/2017		2,773	ZAR	35,696	0	(137)
	10/2017	ZAR	3,163		$241	7	0
	11/2017	JPY	426,042		3,782	0	(9)
	12/2018		790,000		7,207	5	0
	12/2018		$11,417	JPY	1,260,000	69	0
FBF	10/2017	BRL	7,867		$2,469	0	(15)
	10/2017		$2,483	BRL	7,867	1	0
GLM	10/2017	CAD	1,336		$1,070	0	0
	10/2017	RUB	285,391		4,869	0	(65)
	11/2017	EUR	3,063	JPY	405,921	0	(14)
	12/2017	MXN	73,656		$4,068	70	0
HUS	10/2017		$4,295	RUB	250,740	40	0
	01/2018	EUR	3,879	MXN	81,653	0	(196)
	01/2021	BRL	2,050		$316	0	(228)
JPM	10/2017		7,867		2,483	0	(1)
	10/2017		$2,509	BRL	7,867	0	(26)
	10/2017		389	EUR	324	0	(6)
	10/2017		9,846	GBP	7,348	7	(7)
	11/2017	BRL	7,867		$2,499	26	0
	11/2017	GBP	6,840		9,168	0	(7)
	12/2017		$1,267	ARS	22,936	9	0
SCX	10/2017	JPY	426,042		$3,932	146	0
	12/2017	SGD	15,723		11,510	0	(89)
SOG	10/2017	GBP	6,959		9,038	0	(287)
	12/2017		$216	TWD	6,525	0	(1)
TOR	11/2017		26	ARS	467	0	0

Total Forward Foreign Currency Contracts						$490	$(1,098)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	6,400	$733	$253
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		6,400	733	709
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	4,600	121	107
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	7,000	356	171
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,400	90	91
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	15,200	569	397
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		15,200	569	577
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		14,000	725	342
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,200	139	133
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	207,900	98	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		35,800	203	60

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785%	09/21/2018	$	39,000	$215	$182
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		600	0	18
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		600	0	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		9,200	442	235
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,600	1,221	482
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,600	1,221	1,129
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		37,900	22	0

								$7,457	$4,911

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$	134,100	$ 114	$2
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018		389,100	253	63
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017		122,100	12	0

							$ 379	$65

Total Purchased Options							$ 7,836	$4,976

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	3,000	$(32)	$(31)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	4,651	(39)	(43)
	Call - OTC EUR versus JPY		138.300	12/19/2017		4,651	(41)	(26)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	1,737	(93)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		5,400	(56)	(55)

							$(261)	$(155)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 34,900	$(363)	$(177)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(353)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	6,300	(85)	(47)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(253)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	7,700	(203)	(80)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	1,100	(15)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	8,000	(218)	(184)

							$(2,112)	$(1,102)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$	268,200	$ (115)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018		389,100	(39)	(7)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017		122,100	0	0

							$ (154)	$(7)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$ 16,100	$(34)	$(42)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	16,100	(29)	(17)

					$(63)	$(59)

Total Written Options					$(3,979)	$(1,323)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR	500	$4	$12	$16	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 1,243	$(245)	$148	$0	$(97)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,000	268	(50)	218	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	2,315	0	3	3	0

						$23	$101	$221	$(97)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$(20)	$0	$(22)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	84,683	1-Month USD-LIBOR plus a specified spread	Maturity	11/29/2017	$355,874	$0	$(57,863)	$0	$(57,863)
	Pay	S&P 500 Total Return Index	3,380	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	16,389	0	(124)	0	(124)
CBK	Receive	ERAUSLT Index	24,975	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	6,689	0	115	115	0
	Receive	ERAUSLT Index	1,476,512	1-Month USD-LIBOR plus a specified spread	Maturity	11/29/2017	369,265	0	43,196	43,196	0
JPM	Pay	S&P 500 Total Return Index	29,680	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2018	143,962	0	(996)	0	(996)
MYI	Receive	ERAUSLT Index	85,313	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	23,442	0	389	389	0
SOG	Receive	ERAUSLT Index	425,627	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2018	116,954	0	1,941	1,941	0

								$0	$(13,342)	$45,641	$(58,983)

Total Swap Agreements								$25	$(13,249)	$45,878	$(59,102)

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$65	$0	$218	$283	$0	$0	$(97)	$(97)	$186	$(40)	$146
BPS	5	962	0	967	(10)	(31)	(57,987)	(58,028)	(57,061)	57,294	233
BRC	0	107	0	107	0	0	0	0	107	(150)	(43)
CBK	121	173	43,311	43,605	(146)	(246)	0	(392)	43,213	(42,590)	623
DUB	0	91	0	91	0	0	0	0	91	0	91
FBF	1	0	0	1	(15)	0	0	(15)	(14)	0	(14)
GLM	70	1,316	0	1,386	(79)	(400)	(22)	(501)	885	(968)	(83)
GSC	0	0	0	0	0	(59)	0	(59)	(59)	0	(59)
HUS	40	0	0	40	(424)	0	0	(424)	(384)	545	161
JPM	42	133	19	194	(47)	0	(996)	(1,043)	(849)	372	(477)
MYC	0	2,194	0	2,194	0	(532)	0	(532)	1,662	(1,788)	(126)
MYI	0	0	389	389	0	0	0	0	389	(275)	114
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	146	0	0	146	(89)	0	0	(89)	57	0	57
SOG	0	0	1,941	1,941	(288)	(55)	0	(343)	1,598	(1,320)	278

Total Over the Counter	$490	$4,976	$45,878	$51,344	$(1,098)	$(1,323)	$(59,102)	$(61,523)

(j)	Securities with an aggregate market value of 58,212 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$242	$242
Swap Agreements	0	0	0	0	306	306

	$0	$0	$0	$0	$548	$548

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$490	$0	$490
Purchased Options	0	0	0	0	4,976	4,976
Swap Agreements	0	237	45,641	0	0	45,878

	$0	$237	$45,641	$490	$4,976	$51,344

	$0	$237	$45,641	$490	$5,524	$51,892

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$182	$182
Swap Agreements	0	45	0	0	292	337

	$0	$45	$0	$0	$474	$519

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,098	$0	$1,098
Written Options	0	0	0	155	1,168	1,323
Swap Agreements	0	97	58,983	0	22	59,102

	$0	$97	$58,983	$1,253	$1,190	$61,523

	$0	$142	$58,983	$1,253	$1,664	$62,042

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(135)	$0	$(2)	$(137)
Written Options	0	0	200	0	611	811
Futures	0	0	0	0	1,858	1,858
Swap Agreements	0	(1,782)	0	0	5,864	4,082

	$0	$(1,782)	$65	$0	$8,331	$6,614

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,795)	$0	$(5,795)
Purchased Options	0	0	0	427	(1,208)	(781)
Written Options	0	0	0	363	167	530
Swap Agreements	0	90	(2,359)	1	372	(1,896)

	$0	$90	$(2,359)	$(5,004)	$(669)	$(7,942)

	$0	$(1,692)	$(2,294)	$(5,004)	$7,662	$(1,328)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$72	$0	$2	$74
Written Options	0	0	(55)	0	(19)	(74)
Futures	0	0	0	0	(1,583)	(1,583)
Swap Agreements	0	595	0	0	(6,888)	(6,293)

	$0	$595	$17	$0	$(8,488)	$(7,876)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,578	$0	$3,578
Purchased Options	0	0	0	(348)	(1,540)	(1,888)
Written Options	0	0	0	(89)	1,424	1,335
Swap Agreements	0	6	(7,707)	0	(340)	(8,041)

	$0	$6	$(7,707)	$3,141	$(456)	$(5,016)

	$0	$601	$(7,690)	$3,141	$(8,944)	$(12,892)

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,792	$0	$1,792
Corporate Bonds & Notes
Banking & Finance	0	37,774	139	37,913
Industrials	0	19,339	0	19,339
Utilities	0	5,496	0	5,496
Municipal Bonds & Notes
California	0	226	0	226
Illinois	0	4,081	0	4,081
New Jersey	0	1,609	0	1,609
U.S. Government Agencies	0	20,362	0	20,362
U.S. Treasury Obligations	0	84,586	0	84,586
Non-Agency Mortgage-Backed Securities	0	52,860	0	52,860
Asset-Backed Securities	0	59,472	0	59,472
Sovereign Issues	0	11,841	0	11,841
Preferred Securities
Banking & Finance	0	9,047	0	9,047
Short-Term Instruments
Certificates of Deposit	0	3,602	0	3,602
Commercial Paper	6,492	64,612	0	71,104
Repurchase Agreements	0	72,162	0	72,162
Argentina Treasury Bills	0	692	0	692
U.S. Treasury Bills	0	294	0	294

	$6,492	$449,847	$139	$456,478

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$162,853	$0	$0	$162,853

Total Investments	$169,345	$449,847	$139	$619,331

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,558)	$0	$(1,558)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	242	306	0	548
Over the counter	0	51,344	0	51,344

	$242	$51,650	$0	$51,892

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(182)	(337)	0	(519)
Over the counter	0	(61,523)	0	(61,523)

	$(182)	$(61,860)	$0	$(62,042)

Total Financial Derivative Instruments	$60	$(10,210)	$0	$(10,150)

Totals	$169,405	$438,079	$139	$607,623

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO RAE Fundamental PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		$1,872	$1,881

Total Loan Participations and Assignments (Cost $1,867)			1,881

CORPORATE BONDS & NOTES 6.2%

BANKING & FINANCE 4.0%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,052
4.750% due 09/10/2018		3,115	3,192
6.250% due 12/01/2017		2,300	2,316
Banco del Estado de Chile
4.125% due 10/07/2020		4,000	4,223
Bank of America Corp.
2.650% due 04/01/2019		16,900	17,057
5.650% due 05/01/2018		1,800	1,841
7.625% due 06/01/2019		2,300	2,511
Barclays Bank PLC
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(e)	GBP	1,075	1,706
Barclays PLC
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(e)		300	415
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(e)		$400	423
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,000	3,045
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,502
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,100	1,104
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,300	3,357
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,637
HSBC Holdings PLC
3.400% due 03/08/2021		700	722
4.300% due 03/08/2026		500	538
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		2,400	2,444
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,001
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(e)		4,400	5,964
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(e)	GBP	780	1,172
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	754
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	690	976
UBS AG
7.625% due 08/17/2022		$3,350	3,957

			71,909

INDUSTRIALS 1.6%
AbbVie, Inc.
3.200% due 11/06/2022		100	103
Actavis, Inc.
3.250% due 10/01/2022		300	308
Allergan Funding SCS
3.450% due 03/15/2022		1,800	1,870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	$1,600	$1,606
2.764% due 08/15/2022	900	906
Charter Communications Operating LLC
4.464% due 07/23/2022	700	740
4.908% due 07/23/2025	1,500	1,606
6.384% due 10/23/2035	300	352
6.484% due 10/23/2045	700	825
6.834% due 10/23/2055	100	122
CVS Health Corp.
3.500% due 07/20/2022	200	208
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	1,400	1,412
Forest Laboratories LLC
5.000% due 12/15/2021	1,000	1,094
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~	750	751
HCA, Inc.
3.750% due 03/15/2019	4,900	5,016
Kraft Heinz Foods Co.
2.000% due 07/02/2018	300	301
3.500% due 07/15/2022	200	207
3.950% due 07/15/2025	200	206
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	2,400	2,400
2.650% due 07/13/2022	1,400	1,404
QUALCOMM, Inc.
4.800% due 05/20/2045	700	770
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	960	958
2.400% due 09/23/2021	1,120	1,117
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,505

		28,787

UTILITIES 0.6%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	6,900	6,991
Majapahit Holding BV
7.750% due 01/20/2020	500	559
Petrobras Global Finance BV
5.999% due 01/27/2028	2,101	2,103

		9,653

Total Corporate Bonds & Notes (Cost $107,865)		110,349

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,683

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,516

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	1,034
7.750% due 01/01/2042	1,500	1,625

		2,659

Total Municipal Bonds & Notes (Cost $11,512)		11,858

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 12/25/2036 ~	$99	$97
1.584% (US0001M + 0.350%) due 09/25/2042 ~	291	290
1.587% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	63	63
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	61	62
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	129	129
1.867% (LIBOR01M + 0.630%) due 05/25/2040 ~	94	95
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	58	59
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	672	683
1.987% (LIBOR01M + 0.750%) due 11/25/2039 - 01/25/2040 ~	159	161
2.030% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	175	178
2.057% (LIBOR01M + 0.820%) due 12/25/2039 ~	44	45
2.137% (LIBOR01M + 0.900%) due 07/25/2039 ~	28	28
2.310% due 08/01/2022	200	201
2.662% (US0012M + 1.272%) due 10/01/2034 ~	11	11
2.689% (H15T1Y + 2.114%) due 12/01/2033 ~	89	93
2.694% (12MTA + 1.838%) due 11/01/2035 ~	37	38
2.814% (US0012M + 1.258%) due 11/01/2034 ~	5	5
2.870% due 09/01/2027	100	101
2.920% due 06/01/2022	2,395	2,464
2.955% (US0012M + 1.487%) due 10/01/2035 ~	39	41
3.002% (12MTA + 2.191%) due 05/01/2036 ~	82	86
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	7	8
3.093% (US0012M + 1.737%) due 09/01/2035 ~	49	51
3.102% (12MTA + 2.275%) due 07/01/2036 ~	74	79
3.104% (12MTA + 2.281%) due 09/01/2036 ~	56	60
3.120% (US0012M + 1.525%) due 09/01/2035 ~	116	121
3.155% due 05/01/2022	1,959	2,017
3.197% (US0012M + 1.577%) due 01/01/2035 ~	87	91
3.223% (12MTA + 2.416%) due 08/01/2036 ~	73	77
3.257% (US0012M + 1.489%) due 05/01/2035 ~	7	7
3.288% due 05/25/2035 ~	24	25
3.300% (US0012M + 1.546%) due 07/01/2035 ~	117	123
3.311% (US0012M + 1.561%) due 07/01/2035 ~	87	91
3.330% (US0012M + 1.580%) due 08/01/2035 ~	104	110
3.366% (US0012M + 1.741%) due 12/01/2033 ~	18	19
3.415% (US0012M + 1.665%) due 07/01/2034 ~	128	136
3.500% (US0012M + 1.750%) due 08/01/2035 ~	201	212
3.581% (US0012M + 1.715%) due 06/01/2035 ~	155	164
3.800% (US0012M + 2.050%) due 06/01/2035 ~	300	321
4.000% due 05/01/2018 - 11/01/2028	6,002	6,277
4.500% due 02/01/2018 - 06/01/2042	8,122	8,582
5.000% due 06/01/2023 - 05/01/2041	4,791	5,273
5.500% due 10/01/2021 - 12/01/2039	2,493	2,778

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/01/2035 - 05/01/2041	$641	$728
6.500% due 09/01/2034	5	6
Freddie Mac
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	66	65
1.564% (LIBOR01M + 0.330%) due 02/15/2037 ~	6	6
1.784% (LIBOR01M + 0.550%) due 07/15/2041 ~	668	675
1.804% (LIBOR01M + 0.570%) due 06/15/2041 ~	670	675
1.904% (LIBOR01M + 0.670%) due 08/15/2037 ~	160	162
1.934% (LIBOR01M + 0.700%) due 08/15/2037 ~	203	206
2.030% (12MTA + 1.200%) due 02/25/2045 ~	28	29
2.089% (LIBOR01M + 0.855%) due 01/15/2038 ~	103	106
4.500% due 01/15/2041 - 04/01/2041	324	347
5.000% due 03/01/2038	3,192	3,502
5.500% due 06/01/2027 - 05/01/2040	1,590	1,767
6.000% due 02/01/2034 - 10/01/2039	1,784	2,012
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	16,629	17,329
5.000% due 06/15/2034 - 06/15/2041	3,508	3,858
6.000% due 05/15/2037 - 07/15/2037	93	106
NCUA Guaranteed Notes
1.681% (LIBOR01M + 0.450%) due 10/07/2020 ~	149	149
Small Business Administration
5.290% due 12/01/2027	146	156
5.600% due 09/01/2028	1,159	1,265

Total U.S. Government Agencies (Cost $63,541)		64,701

U.S. TREASURY OBLIGATIONS 35.7%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,600	1,564
4.250% due 05/15/2039	3,500	4,377
4.500% due 08/15/2039	1,800	2,327
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	22,673	22,786
0.125% due 01/15/2023 (i)	20,786	20,736
0.125% due 07/15/2024 (i)	21,237	21,024
0.250% due 01/15/2025	413	409
0.375% due 07/15/2023 (i)	48,070	48,703
0.375% due 01/15/2027	9,627	9,511
0.375% due 07/15/2027	14,909	14,763
0.625% due 01/15/2026	4,327	4,385
1.750% due 01/15/2028	9,932	11,120
2.375% due 01/15/2025 (i)	42,465	48,511
U.S. Treasury Notes
1.375% due 09/30/2020 (i)	35,300	35,036
1.375% due 10/31/2020 (i)	42,700	42,344
1.500% due 08/15/2026	61,650	57,705
1.750% due 12/31/2020	58,300	58,404
2.000% due 11/30/2020 (i)(k)	10,200	10,303
2.000% due 07/31/2022 (i)(k)	26,000	26,097
2.000% due 11/30/2022	45,800	45,879
2.000% due 08/15/2025 (k)	4,000	3,931
2.000% due 11/15/2026	8,600	8,378
2.125% due 08/31/2020 (i)(k)	5,500	5,578
2.125% due 05/15/2025	81,650	81,109
2.250% due 08/15/2027	21,200	21,057
2.375% due 08/15/2024	26,900	27,273
2.375% due 05/15/2027	5,700	5,722

Total U.S. Treasury Obligations (Cost $641,664)		639,032

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~		$58	$59
ApS Resecuritization Trust
1.377% due 08/28/2054 ~		12,849	10,917
Banc of America Funding Trust
1.426% (US0001M + 0.190%) due 10/20/2046 ^~		279	263
1.516% (US0001M + 0.280%) due 06/20/2047 ~		600	521
5.912% due 10/25/2036		6,553	6,068
Bear Stearns Adjustable Rate Mortgage Trust
3.601% due 01/25/2034 ~		532	538
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~		255	238
1.677% (US0001M + 0.440%) due 07/25/2035 ~		953	962
3.452% due 09/25/2035 ~		67	60
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		271	241
Bella Vista Mortgage Trust
1.836% (US0001M + 0.600%) due 01/22/2045 ~		2,319	2,223
Chase Mortgage Finance Trust
3.588% due 02/25/2037 ~		1,030	1,036
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~		926	876
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.537% (US0001M + 0.300%) due 08/25/2035 ~		2,632	2,599
1.844% (US0001M + 0.250%) due 01/25/2036 ~		787	724
2.136% (US0001M + 0.250%) due 06/25/2036 ~		764	766
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		91	92
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		43	43
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,777	1,839
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2046 ^~		2,166	2,144
1.417% (US0001M + 0.180%) due 05/25/2047 ~		253	245
1.427% (US0001M + 0.190%) due 09/25/2046 ^~		1,251	1,121
1.517% (US0001M + 0.280%) due 02/25/2037 ~		1,354	1,245
1.737% (US0001M + 0.500%) due 05/25/2035 ^~		8,007	6,539
2.449% (12MTA + 1.560%) due 08/25/2035 ~		3,332	3,280
3.079% due 05/25/2036 ~		1,143	915
6.000% due 06/25/2047		5,828	5,043
Countrywide Home Loan Mortgage Pass-Through Trust
2.037% (US0001M + 0.800%) due 09/25/2034 ~		172	160
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		45	40
Deutsche ALT-A Securities, Inc.
1.567% (US0001M + 0.330%) due 02/25/2036 ~		3,214	2,952
Eddystone Finance PLC
0.813% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	2,462	3,303
First Horizon Alternative Mortgage Securities Trust
3.005% due 08/25/2035 ^~		$382	346
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~		140	122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~	$124	$124
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	274	280
3.407% due 11/25/2035 ~	128	127
6.000% due 05/25/2037 ^	736	699
HarborView Mortgage Loan Trust
1.487% (US0001M + 0.250%) due 01/19/2036 ~	766	609
1.777% (US0001M + 0.540%) due 03/19/2035 ~	3,049	2,934
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 11/25/2046 ~	21,146	19,319
3.269% due 01/25/2036 ^~	250	227
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	19	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	398	388
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	197	189
2.665% (US0006M + 1.250%) due 10/25/2035 ~	2,177	2,179
Residential Accredit Loans, Inc. Trust
1.422% (US0001M + 0.185%) due 08/25/2036 ~	1,974	1,817
4.242% due 12/25/2035 ~	727	667
Residential Asset Securitization Trust
6.000% due 09/25/2036	1,161	784
6.000% due 05/25/2037 ^	598	532
6.250% due 07/25/2036 ^	698	681
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~	636	610
1.446% (US0001M + 0.210%) due 06/20/2036 ~	659	631
Structured Adjustable Rate Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 10/25/2035 ~	4,127	3,965
2.344% (12MTA + 1.400%) due 01/25/2035 ~	230	217
3.196% due 01/25/2035 ~	274	269
3.472% due 08/25/2034 ~	276	277
3.487% due 08/25/2035 ~	152	152
3.536% due 09/25/2035 ~	216	195
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~	111	106
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	133	127
3.092% due 05/25/2047 ~	4,894	3,989
Wachovia Mortgage Loan Trust LLC
3.534% due 05/20/2036 ^~	349	317
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	7,978	7,758
1.527% (US0001M + 0.290%) due 10/25/2045 ~	47	47
1.877% (US0001M + 0.640%) due 01/25/2045 ~	263	261
1.879% (12MTA + 0.990%) due 06/25/2046 ~	8,584	8,281
1.889% (12MTA + 1.000%) due 02/25/2046 ~	691	679
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	109	108
2.089% (12MTA + 1.200%) due 11/25/2042 ~	50	47
2.157% (COF 11 + 1.500%) due 12/25/2046 ~	579	574
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	8,546	8,376
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	147	143

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.606% due 01/25/2037 ^~	$1,235	$1,145
2.819% due 12/25/2036 ^~	378	363
3.083% due 06/25/2037 ^~	3,787	3,516
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	2,891	2,572
Wells Fargo Alternative Loan Trust
3.674% due 07/25/2037 ^~	6,332	5,904
Wells Fargo Mortgage-Backed Securities Trust
3.177% due 03/25/2036 ~	207	209
3.304% due 07/25/2036 ^~	2,431	2,372

Total Non-Agency Mortgage-Backed Securities (Cost $127,807)		142,303

ASSET-BACKED SECURITIES 8.6%
ACE Securities Corp. Home Equity Loan Trust
1.647% (US0001M + 0.410%) due 12/25/2035 ~	4,500	4,035
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.057% (US0001M + 0.820%) due 02/25/2034 ~	1,681	1,620
Asset-Backed Funding Certificates Trust
1.457% (US0001M + 0.220%) due 01/25/2037 ~	4,097	2,783
2.287% (US0001M + 1.050%) due 03/25/2034 ~	4,485	4,187
Asset-Backed Securities Corp. Home Equity Loan Trust
1.527% (US0001M + 0.290%) due 03/25/2036 ~	11,443	9,319
2.197% (US0001M + 0.960%) due 07/25/2035 ~	500	500
Bear Stearns Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~	2,302	2,363
1.507% (US0001M + 0.270%) due 06/25/2036 ~	4,800	4,748
1.917% (US0001M + 0.680%) due 10/25/2035 ~	4,235	4,115
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	5,595	5,637
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 09/25/2036 ~	4,899	3,790
Citigroup Mortgage Loan Trust, Inc.
2.137% (US0001M + 0.900%) due 09/25/2035 ^~	3,987	3,529
Countrywide Asset-Backed Certificates
1.387% (US0001M + 0.150%) due 01/25/2037 ~	4,090	4,080
1.437% (US0001M + 0.200%) due 06/25/2037 ^~	3,980	3,341
1.487% (US0001M + 0.250%) due 01/25/2046 ~	8,216	6,835
1.487% (US0001M + 0.250%) due 06/25/2047 ~	2,200	1,819
1.497% (US0001M + 0.260%) due 12/25/2036 ~	6,808	6,293
4.843% due 10/25/2046 ^~	2,258	2,134
Countrywide Home Equity Loan Trust
1.454% (US0001M + 0.220%) due 12/15/2029 ~	389	370
Credit Suisse Commercial Mortgage Asset-Backed Trust
1.837% (US0001M + 0.600%) due 09/25/2037 ~	5,552	5,468
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	30	19
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~	15	9
GSAMP Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~	4,200	3,552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.477% (US0001M + 0.240%) due 12/25/2035 ~		$2,771	$2,768
Home Equity Asset Trust
2.837% (US0001M + 1.600%) due 12/25/2034 ~		985	902
Lehman XS Trust
1.377% (US0001M + 0.140%) due 02/25/2037 ^~		1,946	2,044
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		1,900	1,912
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~		17	17
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~		4,454	2,548
1.487% (US0001M + 0.250%) due 03/25/2037 ~		3,777	2,053
2.167% (US0001M + 0.930%) due 11/25/2034 ~		891	894
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		1,059	607
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		6,646	5,195
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		33	33
Residential Asset Mortgage Products Trust
1.397% (US0001M + 0.160%) due 02/25/2037 ~		2,220	2,205
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		155	155
1.657% (US0001M + 0.420%) due 10/25/2035 ~		1,000	992
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~		11,725	7,244
SG Mortgage Securities Trust
1.417% (US0001M + 0.180%) due 02/25/2036 ~		12,574	8,545
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		135	139
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	679	801
Soundview Home Loan Trust
1.407% (US0001M + 0.170%) due 03/25/2037 ~		$703	700
Specialty Underwriting & Residential Finance Trust
1.537% (US0001M + 0.300%) due 12/25/2036 ~		3,263	3,043
Structured Asset Investment Loan Trust
1.957% (US0001M + 0.720%) due 06/25/2035 ~		20,000	20,007
Structured Asset Securities Corp. Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 03/25/2036 ~		3,627	3,204
1.447% (US0001M + 0.210%) due 02/25/2037 ~		5,260	4,756
1.557% (US0001M + 0.320%) due 05/25/2037 ~		1,176	1,170
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		35	35
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,800	1,800

Total Asset-Backed Securities (Cost $136,791)			154,315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	73,400	$4,490
Brazil Government International Bond
5.625% due 02/21/2047 (g)		$3,300	3,341
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	20,749	7,326
6.000% due 05/15/2055		5,300	5,833
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,901
Qatar Government International Bond
5.250% due 01/20/2020		3,600	3,824

Total Sovereign Issues (Cost $29,010)			29,715

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. +(a)		80,000	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.3%

CERTIFICATES OF DEPOSIT 1.9%
Barclays Bank PLC
1.827% due 05/17/2018		$14,000	14,006
1.940% due 09/04/2018		7,700	7,706
Norinchukin Bank
2.019% due 10/11/2017		10,700	10,703
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		2,100	2,101

			34,516

COMMERCIAL PAPER 0.2%
Energy Transfer Partners
2.200% due 10/02/2017		2,400	2,400
ENI Finance USA, Inc.
1.750% due 10/02/2017		400	400

			2,800

REPURCHASE AGREEMENTS (f) 5.1%
			91,248

ARGENTINA TREASURY BILLS 0.1%
2.828% due 11/24/2017 - 03/16/2018 (b)(c)		2,300	2,275
Total Short-Term Instruments (Cost $130,824)			130,839

Total Investments in Securities (Cost $1,250,881)			1,284,993

		SHARES
INVESTMENTS IN AFFILIATES 28.4%

SHORT-TERM INSTRUMENTS 28.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.4%
PIMCO Short-Term Floating NAV Portfolio III		31,802,089	314,364

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio IV	19,290,443	$193,213

Total Short-Term Instruments (Cost $507,379)		507,577

Total Investments in Affiliates (Cost $507,379)		507,577

Total Investments 100.2% (Cost $1,758,260)		$1,792,570

Financial Derivative Instruments (h)(j) 3.2% (Cost or Premiums, net $3,339)		58,011

Other Assets and Liabilities, net (3.4)%		(61,424)

Net Assets 100.0%		$1,789,157

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$9,048	U.S. Treasury Notes 1.750% due 05/31/2022	$(9,232)	$9,048	$9,048
MBC	1.230	09/29/2017	10/02/2017	82,200	U.S. Treasury Notes 2.625% due 11/15/2020	(84,697)	82,200	82,209

Total Repurchase Agreements						$(93,929)	$91,248	$91,257

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
NOM	0.650%	09/11/2017	TBD	(3)	$(1,929)	$(1,929)
	0.650	09/14/2017	TBD	(3)	(489)	(489)

Total Reverse Repurchase Agreements						$(2,418)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,100	$(4,966)	$(4,965)

Total Short Sales (0.3)%				$(4,966)	$(4,965)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
FICC	$9,048	$0	$0	$0	$9,048	$(9,232)	$(184)
MBC	82,209	0	0	0	82,209	(84,697)	(2,488)
NOM	0	(2,418)	0	0	(2,418)	2,531	113

Master Securities Forward Transaction Agreement
NOM	0	0	0	(4,965)	(4,965)	0	(4,965)

Total Borrowings and Other Financing Transactions	$91,257	$(2,418)	$0	$(4,965)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(2,418)	$(2,418)

Total Borrowings	$0	$0	$0	$(2,418)	$(2,418)

Payable for reverse repurchase agreements					$(2,418)

(g)	Securities with an aggregate market value of $2,531 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,372) at a weighted average interest rate of 0.758%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	841	$	206,329	$(117)	$0	$(63)
Australia Government 10-Year Bond December Futures	12/2017	33	AUD	3,289	(63)	5	(19)
Euro-Bund 10-Year Bond December Futures	12/2017	1,270	EUR	241,678	(1,969)	315	(330)
U.S. Treasury 10-Year Note December Futures	12/2017	544	$	68,170	(435)	0	(128)
U.S. Treasury 30-Year Bond December Futures	12/2017	561		85,728	(1,458)	18	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	200		33,025	(507)	81	0
United Kingdom Long Gilt December Futures	12/2017	311	GBP	51,626	(1,603)	104	(13)

					$(6,152)	$523	$(553)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	841	$	(205,929)	$178	$84	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	212	EUR	(113)	62	28	(22)
Euro-Bobl December Futures	12/2017	311		(48,218)	149	18	(11)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	383		(70,227)	448	54	(109)

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	212	EUR	(218)	$(89)	$23	$(20)
U.S. Treasury 2-Year Note December Futures	12/2017	504	$	(108,714)	322	63	0
U.S. Treasury 5-Year Note December Futures	12/2017	1,119		(131,483)	918	184	0

					$1,988	$454	$(162)

Total Futures Contracts					$(4,164)	$977	$(715)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2021	0.720%	$ 2,700	$449	$25	$474	$3	$0
General Motors Co.	5.000	Quarterly	06/20/2022	0.914	1,250	209	22	231	0	0

						$658	$47	$705	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$	2,475	$128	$68	$196	$1	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022		1,600	111	14	125	4	0

						$239	$82	$321	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	30,280	$41	$(267)	$(226)	$0	$(8)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		15,940	0	(121)	(121)	0	(4)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		22,000	0	(169)	(169)	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	462,300	(2,239)	(702)	(2,941)	63	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		37,600	(217)	(99)	(316)	22	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		138,900	4,795	(3,510)	1,285	0	(158)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		27,300	481	(892)	(411)	0	(42)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		49,700	(2,875)	2,046	(829)	84	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		54,500	1,660	(1,583)	77	0	(96)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	357	176	0	(47)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	131	(11)	4	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	(99)	(183)	13	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		177,620	(332)	7,232	6,900	334	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		32,000	1,988	172	2,160	60	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		118,100	(2,710)	1,110	(1,600)	230	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		52,850	(1,999)	(420)	(2,419)	0	(82)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		14,600	(1,199)	1,315	116	0	(25)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		19,400	(535)	1,855	1,320	0	(34)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		1,100	(112)	181	69	0	(2)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,800	0	87	87	0	(5)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		19,600	(108)	1,460	1,352	0	(36)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,400	0	132	132	0	(8)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	40,700	0	(633)	(633)	2	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		17,000	(303)	(166)	(469)	0	(6)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		52,600	(2,049)	(923)	(2,972)	0	(63)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		23,300	(875)	790	(85)	0	(79)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,900	2	(86)	(84)	0	(21)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		29,300	0	(365)	(365)	0	(89)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,300	(385)	188	(197)	0	(49)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,540,000	593	958	1,551	109	0

							$(6,785)	$7,979	$1,194	$921	$(860)

Total Swap Agreements							$(5,888)	$8,108	$2,220	$929	$(860)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$977	$929	$1,906	$0	$(715)	$(860)	$(1,575)

(i)	Securities with an aggregate market value of $29,364 and cash of $1,909 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	01/2018	KRW	30,466,658		$26,648	$17	$0
	12/2018	JPY	1,780,000		16,222	0	(5)
CBK	10/2017		$12,416	JPY	1,400,585	31	0
	10/2017		8,756	ZAR	112,717	0	(433)
	10/2017	ZAR	4,794		$365	11	0
	11/2017	JPY	1,400,585		12,433	0	(31)
	12/2017	MXN	293,719		16,206	263	0
	12/2017		$1,012	INR	66,692	1	0
	12/2018	JPY	3,020,000		$27,549	19	0
	12/2018		$43,494	JPY	4,800,000	262	0
DUB	10/2017		9,806	RUB	565,995	0	(22)
FBF	10/2017	BRL	38,671		$12,135	0	(75)
	10/2017		$12,207	BRL	38,671	3	0
GLM	10/2017	CAD	905		$725	0	0
	10/2017	RUB	705,575		12,038	0	(159)
	11/2017	EUR	10,155	JPY	1,345,921	0	(46)
	11/2017		$6,990	EUR	5,896	0	(6)
HUS	10/2017	ZAR	116,436		$8,804	207	0
	01/2018	EUR	15,424	MXN	324,675	0	(779)
	01/2021	BRL	3,320		$512	0	(370)
JPM	10/2017	AUD	184		146	1	0
	10/2017	BRL	38,671		12,207	0	(3)
	10/2017		$12,335	BRL	38,671	0	(125)
	10/2017		25,239	GBP	18,850	20	0
	11/2017	BRL	38,671		$12,285	128	0
	11/2017	GBP	18,850		25,264	0	(19)
	11/2017	SEK	985		122	1	0
	12/2017		$3,965	ARS	71,791	27	0

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2017	JPY	1,400,585		$12,926	$480	$0
	12/2017	SGD	50,793		37,183	0	(287)
SOG	10/2017	GBP	18,850		24,481	0	(778)
TOR	11/2017		$125	ARS	2,245	2	0
UAG	12/2017	HKD	4,015		$514	0	0

Total Forward Foreign Currency Contracts						$1,473	$(3,138)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	15,200	$1,742	$602
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		15,200	1,742	1,684
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	12,900	339	302
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	20,200	1,028	493
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,300	246	249
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	69,200	2,590	1,807
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		69,200	2,590	2,626
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	981
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,100	377	360
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	753,300	354	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		114,400	649	192
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	579
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,500	0	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,500	0	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	329
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		27,200	3,133	1,237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		27,200	3,133	2,897
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		231,000	133	0

								$21,440	$14,518

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$488,200	$439	$8
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	1,724,300	1,121	277
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	386,300	39	0

						$1,599	$285

Total Purchased Options						$23,039	$14,803

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	9,600	$(103)	$(98)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	14,850	(126)	(138)
	Call - OTC EUR versus JPY		138.300	12/19/2017		14,850	(132)	(84)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	4,381	(233)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		17,100	(178)	(174)

							$(772)	$(494)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 100,500	$(1,045)	$(508)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(1,015)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	18,700	(253)	(140)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(355)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	24,600	(649)	(255)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	4,700	(63)	(35)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,600	(696)	(590)

							$ (5,524)	$(2,898)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$976,400	$(508)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	1,724,300	(172)	(30)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	386,300	0	0

						$(680)	$(30)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$ 102.625	11/06/2017	$51,200	$(108)	$(134)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	51,200	(92)	(55)

					$(200)	$(189)

Total Written Options					$(7,194)	$(3,611)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 33,781	$(6,906)	$4,261	$0	$(2,645)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,200	295	(55)	240	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	Quarterly	12/20/2017	675	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	1,543	0	2	2	0

						$(6,611)	$4,209	$243	$(2,645)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(7)	$(85)	$0	$(92)

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERAUSLT Index	1,042,386	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	$ 281,696	$0	$9,454	$9,454	$0
DUB	Receive	ERAUSLT Index	1,042,386	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	286,427	0	4,747	4,747	0
	Receive	ERAUSLT Index	1,353,704	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	364,122	0	13,915	13,915	0
FBF	Receive	ERAUSLT Index	222,075	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2018	61,022	0	1,011	1,011	0
JPM	Receive	ERAUSLT Index	20,507	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2018	5,635	0	93	93	0
	Receive	ERAUSLT Index	764,335	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	210,024	0	3,486	3,486	0
SOG	Receive	ERAUSLT Index	1,974,400	1-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	533,538	0	17,941	17,941	0

								$0	$50,647	$50,647	$0

Total Swap Agreements								$(6,618)	$54,771	$50,890	$(2,737)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$240	$240	$0	$0	$(2,645)	$(2,645)	$(2,405)	$2,499	$94
BPS	17	2,286	0	2,303	(5)	(98)	0	(103)	2,200	(2,160)	40
BRC	0	310	0	310	0	0	0	0	310	(320)	(10)
CBK	587	493	9,454	10,534	(464)	(730)	0	(1,194)	9,340	(8,790)	550
DUB	0	249	18,662	18,911	(22)	0	0	(22)	18,889	(17,710)	1,179
FBF	3	0	1,011	1,014	(75)	0	0	(75)	939	(865)	74
GLM	0	5,414	0	5,414	(211)	(1,155)	(92)	(1,458)	3,956	(4,110)	(154)
GSC	0	0	0	0	0	(189)	0	(189)	(189)	0	(189)
GST	0	0	1	1	0	0	0	0	1	0	1
HUS	207	0	0	207	(1,149)	0	0	(1,149)	(942)	921	(21)
JPM	177	360	3,581	4,118	(147)	0	0	(147)	3,971	(3,626)	345
MYC	0	5,691	0	5,691	0	(1,265)	0	(1,265)	4,426	(4,735)	(309)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	480	0	0	480	(287)	0	0	(287)	193	(270)	(77)
SOG	0	0	17,941	17,941	(778)	(174)	0	(952)	16,989	(16,030)	959
TOR	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$1,473	$14,803	$50,890	$67,166	$(3,138)	$(3,611)	$(2,737)	$(9,486)

(k)	Securities with an aggregate market value of $3,419 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$977	$977
Swap Agreements	0	8	0	0	921	929

	$0	$8	$0	$0	$1,898	$1,906

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,473	$0	$1,473
Purchased Options	0	0	0	0	14,803	14,803
Swap Agreements	0	243	50,647	0	0	50,890

	$0	$243	$50,647	$1,473	$14,803	$67,166

	$0	$251	$50,647	$1,473	$16,701	$69,072

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$715	$715
Swap Agreements	0	0	0	0	860	860

	$0	$0	$0	$0	$1,575	$1,575

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,138	$0	$3,138
Written Options	0	0	0	494	3,117	3,611
Swap Agreements	0	2,645	0	0	92	2,737

	$0	$2,645	$0	$3,632	$3,209	$9,486

	$0	$2,645	$0	$3,632	$4,784	$11,061

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(532)	$0	$0	$(532)
Written Options	0	0	790	0	1,976	2,766
Futures	0	0	0	0	7,408	7,408
Swap Agreements	0	241	0	0	(455)	(214)

	$0	$241	$258	$0	$8,929	$9,428

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,661)	$0	$(14,661)
Purchased Options	0	0	0	1,688	(2,906)	(1,218)
Written Options	0	0	0	1,359	553	1,912
Swap Agreements	0	466	198,156	1	1,403	200,026

	$0	$466	$198,156	$(11,613)	$(950)	$186,059

	$0	$707	$198,414	$(11,613)	$7,979	$195,487

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$284	$0	$0	$284
Written Options	0	0	(220)	0	(83)	(303)
Futures	0	0	0	0	(5,921)	(5,921)
Swap Agreements	0	(23)	0	0	(4,423)	(4,446)

	$0	$(23)	$64	$0	$(10,427)	$(10,386)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,759	$0	$9,759
Purchased Options	0	0	0	(1,366)	(4,740)	(6,106)
Written Options	0	0	0	(382)	3,570	3,188
Swap Agreements	0	1,269	(123,564)	0	(1,262)	(123,557)

	$0	$1,269	$(123,564)	$8,011	$(2,432)	$(116,716)

	$0	$1,246	$(123,500)	$8,011	$(12,859)	$(127,102)

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,881	$0	$1,881
Corporate Bonds & Notes
Banking & Finance	0	71,909	0	71,909
Industrials	0	28,787	0	28,787
Utilities	0	9,653	0	9,653
Municipal Bonds & Notes
California	0	1,683	0	1,683
Colorado	0	7,516	0	7,516
Illinois	0	2,659	0	2,659
U.S. Government Agencies	0	64,701	0	64,701
U.S. Treasury Obligations	0	639,032	0	639,032
Non-Agency Mortgage-Backed Securities	0	142,303	0	142,303
Asset-Backed Securities	0	154,315	0	154,315
Sovereign Issues	0	29,715	0	29,715
Short-Term Instruments
Certificates of Deposit	0	34,516	0	34,516
Commercial Paper	0	2,800	0	2,800
Repurchase Agreements	0	91,248	0	91,248
Argentina Treasury Bills	0	2,275	0	2,275

	$0	$1,284,993	$0	$1,284,993

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$507,577	$0	$0	$507,577

Total Investments	$507,577	$1,284,993	$0	$1,792,570

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,965)	$0	$(4,965)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	977	929	0	1,906
Over the counter	0	67,166	0	67,166

	$977	$68,095	$0	$69,072

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(715)	(860)	0	(1,575)
Over the counter	0	(9,486)	0	(9,486)

	$(715)	$(10,346)	$0	$(11,061)

Total Financial Derivative Instruments	$262	$57,749	$0	$58,011

Totals	$507,839	$1,337,777	$0	$1,845,616

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Klockner-Pentaplast of America, Inc.
5.583% (LIBOR03M + 4.250%) due 06/30/2022 ~		$925	$929

Total Loan Participations and Assignments (Cost $916)			929

CORPORATE BONDS & NOTES 5.9%

BANKING & FINANCE 3.4%
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,172
6.250% due 12/01/2017		2,800	2,820
Banco del Estado de Chile
4.125% due 10/07/2020		7,600	8,023
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(d)	EUR	200	251
Bank of America Corp.
5.650% due 05/01/2018		$1,400	1,432
Barclays PLC
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(d)		2,000	2,117
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,297
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,900	1,928
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	510
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,502
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,410
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,400	1,424
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,840
GSPA Monetization Trust
6.422% due 10/09/2029 +		1,117	1,281
HBOS PLC
6.750% due 05/21/2018		1,300	1,339
HSBC Holdings PLC
3.400% due 03/08/2021		1,000	1,031
Macquarie Bank Ltd.
6.625% due 04/07/2021		1,384	1,555
Navient Corp.
5.500% due 01/15/2019		2,800	2,900
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		3,700	3,987
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(d)		800	914
Stichting AK Rabobank Certificaten
6.500% (d)	EUR	470	665
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		$2,000	2,001
2.950% due 09/24/2020		600	610
4.125% due 09/24/2025		700	737

			59,746

INDUSTRIALS 1.8%
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,558
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	$2,100	$2,108
2.764% due 08/15/2022	1,300	1,308
Braskem Finance Ltd.
5.750% due 04/15/2021	600	649
Charter Communications Operating LLC
4.464% due 07/23/2022	1,900	2,009
4.908% due 07/23/2025	1,500	1,606
6.384% due 10/23/2035	200	234
6.484% due 10/23/2045	400	472
6.834% due 10/23/2055	100	122
CVS Health Corp.
3.500% due 07/20/2022	100	104
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	1,100	1,109
Forest Laboratories LLC
4.375% due 02/01/2019	100	103
4.875% due 02/15/2021	419	450
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~	300	300
HCA, Inc.
3.750% due 03/15/2019	4,600	4,709
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	2,200	2,200
2.650% due 07/13/2022	1,200	1,203
QUALCOMM, Inc.
4.800% due 05/20/2045	700	770
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	1,000	1,080
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,010	1,008
2.400% due 09/23/2021	1,170	1,167
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,000	4,005

		30,404

UTILITIES 0.7%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	2,600	2,613
2.254% (US0003M + 0.950%) due 07/15/2021 ~	5,500	5,572
Majapahit Holding BV
7.750% due 01/20/2020	1,800	2,012
Petrobras Global Finance BV
5.999% due 01/27/2028	1,517	1,519
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	113	118

		11,834

Total Corporate Bonds & Notes (Cost $98,661)		101,984

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	765
7.043% due 04/01/2050	1,100	1,697
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	4,081
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	113
7.021% due 08/01/2040	100	113

		6,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$800	$919
7.750% due 01/01/2042	1,200	1,300

		2,219

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	127

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	134

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,135	1,188

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,098

Total Municipal Bonds & Notes (Cost $10,478)		13,535

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
1.587% (LIBOR01M + 0.350%) due 07/25/2037 ~	64	64
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	93	94
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	186	187
1.737% (LIBOR01M + 0.500%) due 09/25/2041 ~	8,658	8,684
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	553	559
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	663	673
2.310% due 08/01/2022	400	402
2.870% due 09/01/2027	4,100	4,129
3.000% due 08/01/2021 - 10/01/2021	5,401	5,554
3.445% due 03/01/2022	9,393	9,793
3.500% due 03/01/2027	53	56
4.000% due 12/01/2018 - 09/01/2026	4,069	4,263
4.500% due 06/01/2018 - 06/01/2030	1,624	1,736
5.000% due 07/01/2023 - 08/01/2043	17,177	18,860
5.500% due 09/01/2025 - 09/01/2041	15,992	17,845
6.000% due 12/01/2018 - 05/01/2041	14,247	16,181
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	1,411	1,409
Freddie Mac
1.784% (LIBOR01M + 0.550%) due 07/15/2041 ~	432	436
1.934% (LIBOR01M + 0.700%) due 08/15/2037 ~	454	460
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	77	78
1.954% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	526	533
3.500% due 06/15/2036	35	35

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2023 - 09/01/2040	$7,054	$7,716
5.500% due 03/01/2037 - 04/01/2038	378	421
Ginnie Mae
3.500% due 02/15/2045	253	264
5.000% due 08/15/2033 - 04/15/2042	8,989	9,888
Small Business Administration
6.220% due 12/01/2028	22	24

Total U.S. Government Agencies (Cost $107,981)		110,344

U.S. TREASURY OBLIGATIONS 32.5%
U.S. Treasury Bonds
4.250% due 05/15/2039	3,600	4,502
4.375% due 11/15/2039	1,400	1,781
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	31,472	31,576
0.125% due 01/15/2023 (h)	27,785	27,718
0.375% due 07/15/2023	26,717	27,069
0.375% due 01/15/2027	8,137	8,040
0.375% due 07/15/2027	28,720	28,439
0.625% due 01/15/2026	3,194	3,237
1.750% due 01/15/2028	22,551	25,249
2.375% due 01/15/2027	2,064	2,412
2.500% due 01/15/2029	4,789	5,781
3.625% due 04/15/2028	757	991
U.S. Treasury Notes
0.750% due 10/31/2018 (j)	100	99
1.375% due 09/30/2020 (h)	51,000	50,619
1.375% due 10/31/2020 (h)	27,900	27,667
1.500% due 08/15/2026 (j)	6,100	5,710
1.750% due 12/31/2020 (h)	84,200	84,350
1.875% due 08/31/2022	44,800	44,676
2.000% due 11/30/2020 (h)(j)	14,900	15,050
2.000% due 07/31/2022	30,200	30,312
2.000% due 08/15/2025 (j)	8,300	8,156
2.000% due 11/15/2026 (j)	14,700	14,321
2.125% due 08/31/2020	42,300	42,903
2.125% due 08/15/2021 (j)	300	304
2.125% due 05/15/2025	35,900	35,662
2.250% due 11/15/2025 (j)	1,100	1,100
2.375% due 08/15/2024	33,200	33,660
2.375% due 05/15/2027	4,100	4,116

Total U.S. Treasury Obligations (Cost $568,809)		565,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,460	1,302
Banc of America Funding Trust
1.466% (US0001M + 0.230%) due 02/20/2047 ~	6,360	6,198
3.505% due 02/20/2035 ~	157	157
Banc of America Mortgage Trust
3.775% due 06/25/2035 ~	127	120
BCAP LLC Trust
3.118% due 02/26/2035 ~	1,491	1,465
3.505% due 12/26/2037 ~	48	46
3.887% due 12/26/2035 ~	4,226	4,206
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	557	556
Bear Stearns ALT-A Trust
1.557% (US0001M + 0.320%) due 08/25/2036 ~	3,529	3,426
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	1,014	987
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	475	378
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~	684	656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~		$354	$356
Citigroup Mortgage Loan Trust, Inc.
3.573% due 03/25/2034 ~		578	582
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 05/25/2047 ~		1,166	1,057
1.437% (US0001M + 0.200%) due 05/25/2036 ~		638	546
Countrywide Home Loan Mortgage Pass-Through Trust
3.306% (US0012M + 1.750%) due 02/20/2036 ^~		21	19
6.500% due 12/25/2037		2,756	2,331
Credit Suisse First Boston Mortgage Securities Corp.
3.056% due 02/25/2034 ~		411	410
Credit Suisse Mortgage Capital Certificates
1.732% (LIBOR01M + 0.500%) due 11/30/2037 ~		5,800	4,541
Deutsche ALT-A Securities, Inc.
1.397% (US0001M + 0.160%) due 01/25/2047 ~		2,145	2,077
Downey Savings & Loan Association Mortgage Loan Trust
2.057% (US0001M + 0.820%) due 09/19/2044 ~		322	321
Eddystone Finance PLC
0.813% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,655	2,220
First Horizon Mortgage Pass-Through Trust
3.291% due 10/25/2035 ^~		$1,453	1,395
GSR Mortgage Loan Trust
3.297% due 09/25/2035 ~		296	305
HarborView Mortgage Loan Trust
1.487% (US0001M + 0.250%) due 01/19/2036 ~		4,426	3,520
1.576% (US0001M + 0.340%) due 06/20/2035 ~		1,007	988
HomeBanc Mortgage Trust
1.547% (US0001M + 0.310%) due 03/25/2035 ~		2,307	2,118
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~		1,426	1,394
IndyMac Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 06/25/2035 ~		339	317
JPMorgan Mortgage Trust
3.480% due 07/25/2035 ~		616	618
3.601% due 08/25/2035 ^~		416	405
5.750% due 01/25/2036 ^		19	17
Lehman Mortgage Trust
1.887% (US0001M + 0.650%) due 11/25/2036 ~		2,705	1,963
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		1,140	1,073
3.709% due 09/25/2035 ^~		395	359
Morgan Stanley Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 04/25/2035 ~		3,240	3,141
3.187% due 07/25/2035 ~		1,108	1,064
6.315% due 06/25/2036		5,148	2,575
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,317	1,302
Provident Funding Mortgage Loan Trust
3.676% due 10/25/2035 ~		2,197	2,202
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 09/25/2036 ~		3,826	3,427
1.737% (US0001M + 0.500%) due 03/25/2035 ~		1,536	1,201
1.737% (US0001M + 0.500%) due 08/25/2035 ^~		4,685	3,693
2.389% (12MTA + 1.500%) due 08/25/2035 ~		121	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.242% due 12/25/2035 ~	$4,467	$4,100
4.556% due 09/25/2035 ^~	968	848
Structured Adjustable Rate Mortgage Loan Trust
2.387% (US0001M + 1.150%) due 12/25/2037 ^~	5,179	4,301
Structured Asset Mortgage Investments Trust
1.697% (US0001M + 0.460%) due 05/25/2045 ~	12	11
Wachovia Mortgage Loan Trust LLC
3.543% due 10/20/2035 ^~	957	927
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 12/25/2045 ~	1,033	1,021
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	3,925	3,755
2.505% due 01/25/2037 ^~	626	593
2.859% due 12/25/2036 ^~	320	312
3.083% due 06/25/2037 ^~	3,652	3,391
Washington Mutual Mortgage Pass-Through Certificates Trust
4.333% due 09/25/2036	4,172	2,208
Wells Fargo Mortgage-Backed Securities Trust
3.356% due 03/25/2035 ~	644	649

Total Non-Agency Mortgage-Backed Securities (Cost $78,372)		89,267

ASSET-BACKED SECURITIES 10.7%
ACE Securities Corp. Home Equity Loan Trust
1.647% (US0001M + 0.410%) due 12/25/2035 ~	18,011	16,152
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.512% (US0001M + 1.275%) due 05/25/2033 ~	1,229	1,236
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	4,214	3,578
Asset-Backed Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~	2,400	2,400
Bear Stearns Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~	1,702	1,747
1.917% (US0001M + 0.680%) due 10/25/2035 ~	10,322	10,031
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	3,345	3,370
Citigroup Mortgage Loan Trust, Inc.
1.477% (US0001M + 0.240%) due 10/25/2036 ~	1,629	1,632
1.517% (US0001M + 0.280%) due 08/25/2036 ~	13,000	11,408
Countrywide Asset-Backed Certificates
1.437% (US0001M + 0.200%) due 08/25/2036 ~	9,141	9,089
1.527% (US0001M + 0.290%) due 08/25/2036 ~	204	201
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	3,229	2,933
GSAMP Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~	3,800	3,214
HSI Asset Securitization Corp. Trust
1.627% (US0001M + 0.390%) due 12/25/2035 ~	21,531	20,029
JPMorgan Mortgage Acquisition Trust
1.477% (US0001M + 0.240%) due 05/25/2036 ~	8,277	8,245
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	2,000	2,013
Long Beach Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	3,065	2,096

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
1.337% (US0001M + 0.100%) due 08/25/2036 ~		$14,066	$7,322
Morgan Stanley ABS Capital, Inc. Trust
1.417% (US0001M + 0.180%) due 03/25/2037 ~		5,665	3,051
1.557% (US0001M + 0.320%) due 11/25/2035 ~		1,344	1,347
Morgan Stanley Mortgage Loan Trust
5.963% due 01/25/2047		589	364
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.647% (US0001M + 0.410%) due 02/25/2036 ~		2,889	2,902
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~		3,181	2,151
1.457% (US0001M + 0.220%) due 04/25/2037 ~		2,382	1,916
1.457% (US0001M + 0.220%) due 05/25/2037 ~		3,102	2,305
2.017% (US0001M + 0.780%) due 02/25/2035 ~		7,656	7,222
Park Place Securities, Inc.
1.687% (US0001M + 0.450%) due 09/25/2035 ~		125	126
RAAC Trust
1.577% (US0001M + 0.340%) due 02/25/2036 ~		3,200	3,183
Residential Asset Mortgage Products Trust
3.112% (US0001M + 1.875%) due 10/25/2034 ~		9,244	8,565
Residential Asset Securities Corp. Trust
1.617% (US0001M + 0.380%) due 02/25/2036 ~		7,500	7,508
1.697% (US0001M + 0.460%) due 11/25/2035 ~		900	852
Securitized Asset-Backed Receivables LLC Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~		1,878	1,103
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		754	780
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	1,173	1,384
Soundview Home Loan Trust
1.367% (US0001M + 0.130%) due 12/25/2036 ~		$889	888
1.407% (US0001M + 0.170%) due 08/25/2037 ~		4,524	4,047
2.537% (US0001M + 1.300%) due 10/25/2037 ~		5,900	4,458
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 09/25/2037 ~		2,823	1,778
Structured Asset Investment Loan Trust
2.167% (US0001M + 0.930%) due 06/25/2035 ~		13,234	10,614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		$560	$561
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,500	1,500
VOLT LLC
3.125% due 09/25/2047		4,130	4,135
3.250% due 04/25/2059		2,846	2,864
3.500% due 03/25/2047		2,443	2,466
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~		4,249	2,022

Total Asset-Backed Securities (Cost $164,017)			186,788

SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	68,600	4,197
Brazil Government International Bond
5.625% due 02/21/2047 (f)		$4,000	4,050
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)	BRL	24,569	5,202
6.000% due 05/15/2055		3,700	4,072
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,447
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,073

Total Sovereign Issues (Cost $33,114)			34,041

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,000	1,222
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		4,800	6,018

Total Preferred Securities (Cost $7,222)			7,240

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.6%

CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.827% due 05/17/2018		$11,700	11,705
1.940% due 09/04/2018		7,100	7,106
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		2,200	2,200

			21,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 2.6%
Bell Canada
1.400% due 10/16/2017	$5,000	$4,997
Boston Scientific Corp.
1.600% due 10/11/2017	7,600	7,597
ENI Finance USA, Inc.
1.750% due 10/02/2017	500	500
Enterprise Products Operating LLC
1.400% due 10/17/2017	14,000	13,990
HP, Inc.
1.800% due 03/26/2018	13,800	13,709
ONEOK, Inc.
1.900% due 10/11/2017	5,000	4,997

		45,790

REPURCHASE AGREEMENTS (e) 6.7%
		116,278

ARGENTINA TREASURY BILLS 0.1%
2.834% due 11/24/2017 - 03/16/2018 (a)(b)	2,200	2,181

Total Short-Term Instruments (Cost $185,223)		185,260

Total Investments in Securities (Cost $1,254,793)		1,294,888

	SHARES
INVESTMENTS IN AFFILIATES 26.5%

SHORT-TERM INSTRUMENTS 26.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short-Term Floating NAV Portfolio III	27,942,291	276,210
PIMCO Short-Term Floating NAV Portfolio IV	18,453,627	184,831

Total Short-Term Instruments (Cost $460,877)		461,041

Total Investments in Affiliates (Cost $460,877)		461,041

Total Investments 100.9% (Cost $1,715,670)		$1,755,929

Financial Derivative Instruments (g)(i) (0.6%)
(Cost or Premiums, net $2,083)		(10,356)

Other Assets and Liabilities, net (0.3)%		(5,842)

Net Assets 100.0%		$1,739,731

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS, SHARES, AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$178	U.S. Treasury Notes 1.750% due 05/31/2022	$(185)	$178	$178
MBC	1.230	09/29/2017	10/02/2017	116,100	U.S. Treasury Notes 1.500% - 2.000% due 12/31/2018 - 02/15/2023	(119,736)	116,100	116,112

Total Repurchase Agreements						$(119,921)	$116,278	$116,290

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.650%	09/18/2017	TBD	(3)	$(3,933)	$(3,934)

Total Reverse Repurchase Agreements						$(3,934)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$ 5,100	$(4,966)	$(4,965)

Total Short Sales (0.3)%				$(4,966)	$(4,965)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BRC	$0	$(3,934)	$0	$0	$(3,934)	$4,050	$116
FICC	178	0	0	0	178	(185)	(7)
MBC	116,112	0	0	0	116,112	(119,736)	(3,624)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(4,965)	(4,965)	0	(4,965)

Total Borrowings and Other Financing Transactions	$116,290	$(3,934)	$0	$(4,965)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(3,934)	$(3,934)

Total Borrowings	$0	$0	$0	$(3,934)	$(3,934)

Payable for reverse repurchase agreements					$(3,934)

(f)	Securities with an aggregate market value of $4,050 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(4,886) at a weighted average interest rate of 0.858%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

(4)	Payable for short sales includes $1 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	800	$	196,270	$(111)	$0	$(60)
Australia Government 10-Year Bond December Futures	12/2017	28	AUD	2,790	(53)	4	(16)
Euro-Bund 10-Year Bond December Futures	12/2017	1,174	EUR	223,410	(1,805)	292	(305)
U.S. Treasury 5-Year Note December Futures	12/2017	52	$	6,110	(43)	0	(9)
U.S. Treasury 10-Year Note December Futures	12/2017	407		51,002	(280)	0	(95)
U.S. Treasury 30-Year Bond December Futures	12/2017	519		79,310	(1,349)	16	0
United Kingdom Long Gilt December Futures	12/2017	37	GBP	6,142	(191)	13	(2)

					$(3,832)	$325	$(487)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	800	$	(195,890)	$169	$80	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	202	EUR	(107)	59	26	(21)
Euro-Bobl December Futures	12/2017	273		(42,326)	131	16	(10)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	272		(49,874)	141	39	(77)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	202		(208)	(85)	21	(19)
U.S. Treasury 2-Year Note December Futures	12/2017	1,926	$	(415,444)	1,231	241	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	63		(10,403)	191	0	(26)

					$1,837	$423	$(153)

Total Futures Contracts					$(1,995)	$748	$(640)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2021	0.720%	$	1,200	$192	$18	$210	$1	$0
General Motors Co.	5.000	Quarterly	06/20/2022	0.914		500	83	10	93	0	0

							$275	$28	$303	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$7,920	$409	$217	$626	$5	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	5,000	352	40	392	11	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,300	(479)	(413)	(892)	0	(6)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	50,900	(806)	(281)	(1,087)	0	(18)

					$(524)	$(437)	$(961)	$16	$(24)

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	21,160	$29	$(187)	$(158)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,340	0	(86)	(86)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		15,400	0	(119)	(119)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	30,700	(437)	241	(196)	5	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		110,900	1,122	(620)	502	46	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		28,700	(166)	(75)	(241)	17	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,100	(519)	367	(152)	15	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		116,100	(150)	296	146	0	(39)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		16,800	816	(200)	616	31	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		19,500	(1,437)	1,204	(233)	38	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,600	(87)	78	(9)	3	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(70)	(82)	(152)	10	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		104,910	(463)	4,538	4,075	197	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		14,600	874	111	985	27	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		65,100	(1,507)	625	(882)	127	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		33,650	(5,456)	3,916	(1,540)	0	(52)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,100	0	97	97	0	(6)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		21,200	(795)	2,257	1,462	0	(39)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,900	0	147	147	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	27,200	0	(423)	(423)	2	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	11,100	(420)	114	(306)	0	(4)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		32,200	(2,475)	656	(1,819)	0	(39)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		12,400	(425)	380	(45)	0	(42)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,600	1	(57)	(56)	0	(14)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		19,600	0	(244)	(244)	0	(59)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,300	(243)	108	(135)	0	(33)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,110,000	454	664	1,118	79	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	23,200	(216)	388	172	0	(11)
							$(11,570)	$14,094	$2,524	$597	$(360)

Total Swap Agreements							$(11,819)	$13,685	$1,866	$614	$(384)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$748	$614	$1,362	$0	$(640)	$(384)	$(1,024)

(h)	Securities with an aggregate market value of $18,923 and cash of $2,813 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	12/2018	JPY	1,400,000		$12,759	$0	$(4)
CBK	10/2017		$1,005	GBP	741	0	(12)
	10/2017		10,467	JPY	1,180,718	26	0
	10/2017		9,047	ZAR	116,629	0	(436)
	11/2017	JPY	1,180,718		$10,481	0	(26)
	12/2017		$475	INR	31,273	1	0
	12/2018	JPY	2,370,000		$21,620	15	0
	12/2018		$34,161	JPY	3,770,000	206	0
DUB	10/2017		10,783	RUB	622,347	0	(24)
FBF	10/2017	BRL	26,363		$8,273	0	(51)
	10/2017		$8,322	BRL	26,363	2	0
GLM	10/2017	CAD	610		$489	0	0
	10/2017	GBP	1,067		1,394	0	(36)
	10/2017	RUB	639,190		10,905	0	(144)
	10/2017		$1,006	GBP	758	10	0
	11/2017	EUR	8,306	JPY	1,100,859	0	(37)
	11/2017		$7,901	EUR	6,664	0	(6)
	12/2017	MXN	212,732		$11,749	202	0
HUS	01/2018	EUR	10,907	MXN	229,592	0	(551)
	01/2021	BRL	2,630		$405	0	(293)
IND	10/2017	ZAR	112,042		8,473	200	0
JPM	10/2017	BRL	26,363		8,322	0	(2)
	10/2017		$8,409	BRL	26,363	0	(85)
	10/2017		16,612	GBP	12,407	13	0
	11/2017	BRL	26,363		$8,375	87	0
	11/2017	GBP	12,407		16,629	0	(13)
	12/2017		$3,461	ARS	62,663	24	0
SCX	10/2017	JPY	1,180,718		$10,897	404	0
	12/2017	SGD	37,959		27,789	0	(214)
SOG	10/2017	GBP	12,839		16,674	0	(530)
	12/2017	KRW	881,592		779	9	0
	01/2018		28,923,203		25,298	16	0
TOR	11/2017		$111	ARS	1,994	1	0
UAG	12/2017		537	HKD	4,194	0	0

Total Forward Foreign Currency Contracts						$1,216	$(2,464)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	17,000	$1,948	$674
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		17,000	1,948	1,883
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	13,500	355	316
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	15,200	773	371
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,600	254	257
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	52,800	1,976	1,379
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		52,800	1,976	2,003
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		30,200	1,563	737
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,800	395	378
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	610,700	287	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		95,300	541	160
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		122,000	673	570
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,800	0	54
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,800	0	76
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		28,050	1,349	716
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,700	2,960	1,168
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,700	2,960	2,737
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		134,300	78	0

								$20,036	$13,479

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$393,800	$335	$7
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	1,232,100	801	198
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	373,700	37	0

						$1,173	$205

Total Purchased Options						$21,209	$13,684

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018			$9,100	$(97)	$(93)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EU	R	14,353	(121)	(134)
	Call - OTC EUR versus JPY		138.300	12/19/2017			14,353	(128)	(81)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018			$3,500	(186)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018			16,200	(169)	(165)

								$(701)	$(473)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		1,000	(7)	0

							$(57)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	75,500	$(785)	$(382)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		150,800	(1,606)	(763)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		18,400	(249)	(138)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		140,200	(1,484)	(772)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		20,500	(541)	(212)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		4,600	(62)	(34)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		25,200	(685)	(581)

								$(5,412)	$(2,882)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$787,600	$(339)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	1,232,100	(123)	(21)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	373,700	0	0

						$(462)	$(21)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$	102.625	11/06/2017	$	49,300	$(104)	$(129)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047		103.625	11/06/2017		49,300	(89)	(53)

							$(193)	$(182)

Total Written Options							$(6,825)	$(3,558)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value

									Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR 700	$6	$17	$23	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 2,000	$268	$(50)	$218	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,656	(756)	470	0	(286)

						$(488)	$420	$218	$(286)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	ERAEMLT Index	48,456	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	$135,596	$0	$(2,028)	$0	$(2,028)
DUB	Receive	ERAEMLT Index	20,679	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	57,867	0	(857)	0	(857)
JPM	Receive	ERAEMLT Index	175,381	1-Month USD-LIBOR plus a specified spread	Maturity	10/11/2018	494,611	0	(11,122)	0	(11,122)
MEI	Receive	ERAEMLT Index	58,367	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	165,409	0	(4,376)	0	(4,376)
	Receive	ERAEMLT Index	83,868	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	234,691	0	(3,507)	0	(3,507)
	Receive	ERAEMLT Index	83,868	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	234,691	0	(3,507)	0	(3,507)
	Receive	ERAEMLT Index	137,855	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	372,623	0	7,579	7,579	0
UAG	Receive	ERAEMLT Index	18,231	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	51,666	0	(1,368)	0	(1,368)

								$0	$(19,186)	$7,579	$(26,765)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FBF	Receive	ERAEMLT Index	4,534	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	$12,849	$0	$(341)	$0	$(341)

Total Swap Agreements								$(482)	$(19,090)	$7,820	$(27,392)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$0	$218	$218	$0	$0	$0	$0	$218	$(270)	$(52)
BPS	0	2,557	0	2,557	(4)	(93)	(2,028)	(2,125)	432	354	786
BRC	0	316	0	316	0	0	(286)	(286)	30	0	30
CBK	248	378	0	626	(474)	(597)	0	(1,071)	(445)	294	(151)
DUB	0	257	0	257	(24)	0	(857)	(881)	(624)	1,115	491
FBF	2	0	0	2	(51)	0	(341)	(392)	(390)	433	43

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
GLM	$212	$4,119	$0	$4,331	$(223)	$(901)	$0	$(1,124)	$3,207	$(3,303)	$(96)
GSC	0	0	0	0	0	(182)	0	(182)	(182)	0	(182)
HUS	0	0	0	0	(844)	0	0	(844)	(844)	660	(184)
IND	200	0	0	200	0	0	0	0	200	0	200
JPM	124	378	23	525	(100)	0	(11,122)	(11,222)	(10,697)	15,695	4,998
MEI	0	0	7,579	7,579	0	0	(11,390)	(11,390)	(3,811)	13,608	9,797
MYC	0	5,679	0	5,679	0	(1,620)	0	(1,620)	4,059	(4,288)	(229)
SCX	404	0	0	404	(214)	0	0	(214)	190	(260)	(70)
SOG	25	0	0	25	(530)	(165)	0	(695)	(670)	550	(120)
TOR	1	0	0	1	0	0	0	0	1	0	1
UAG	0	0	0	0	0	0	(1,368)	(1,368)	(1,368)	1,749	381

Total Over the Counter	$1,216	$13,684	$7,820	$22,720	$(2,464)	$(3,558)	$(27,392)	$(33,414)

(j)	Securities with an aggregate market value of $34,459 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$748	$748
Swap Agreements	0	17	0	0	597	614

	$0	$17	$0	$0	$1,345	$1,362

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,216	$0	$1,216
Purchased Options	0	0	0	0	13,684	13,684
Swap Agreements	0	241	7,579	0	0	7,820

	$0	$241	$7,579	$1,216	$13,684	$22,720

	$0	$258	$7,579	$1,216	$15,029	$24,082

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$640	$640
Swap Agreements	0	24	0	0	360	384

	$0	$24	$0	$0	$1,000	$1,024

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,464	$0	$2,464
Written Options	0	0	0	473	3,085	3,558
Swap Agreements	0	286	27,106	0	0	27,392

	$0	$286	$27,106	$2,937	$3,085	$33,414

	$0	$310	$27,106	$2,937	$4,085	$34,438

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(370)	$0	$0	$(370)
Written Options	0	0	549	0	1,751	2,300
Futures	0	0	2,614	0	4,820	7,434
Swap Agreements	0	16	0	0	1,171	1,187

	$0	$16	$2,793	$0	$7,742	$10,551

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,405)	$0	$(15,405)
Purchased Options	0	0	0	1,197	(3,064)	(1,867)
Written Options	0	0	0	1,095	440	1,535
Swap Agreements	0	347	299,157	2	1,157	300,663

	$0	$347	$299,157	$(13,111)	$(1,467)	$284,926

	$0	$363	$301,950	$(13,111)	$6,275	$295,477

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$197	$0	$0	$197
Written Options	0	0	(153)	0	(59)	(212)
Futures	0	0	(393)	0	(2,872)	(3,265)
Swap Agreements	0	(512)	0	0	(4,676)	(5,188)

	$0	$(512)	$(349)	$0	$(7,607)	$(8,468)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,930	$0	$11,930
Purchased Options	0	0	0	(970)	(4,130)	(5,100)
Written Options	0	0	0	(255)	3,536	3,281
Swap Agreements	0	(149)	(185,307)	0	(1,258)	(186,714)

	$0	$(149)	$(185,307)	$10,705	$(1,852)	$(176,603)

	$0	$(661)	$(185,656)	$10,705	$(9,459)	$(185,071)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$929	$0	$929
Corporate Bonds & Notes
Banking & Finance	0	58,465	1,281	59,746
Industrials	0	30,404	0	30,404
Utilities	0	11,834	0	11,834
Municipal Bonds & Notes
California	0	6,769	0	6,769
Illinois	0	2,219	0	2,219

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Nebraska	$0	$127	$0	$127
Tennessee	0	134	0	134
Texas	0	1,188	0	1,188
Washington	0	3,098	0	3,098
U.S. Government Agencies	0	110,344	0	110,344
U.S. Treasury Obligations	0	565,500	0	565,500
Non-Agency Mortgage-Backed Securities	0	89,267	0	89,267
Asset-Backed Securities	0	186,788	0	186,788
Sovereign Issues	0	34,041	0	34,041

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Preferred Securities
Banking & Finance	$0	$7,240	$0	$7,240
Short-Term Instruments
Certificates of Deposit	0	21,011	0	21,011
Commercial Paper	0	45,790	0	45,790
Repurchase Agreements	0	116,278	0	116,278
Argentina Treasury Bills	0	2,181	0	2,181

	$0	$1,293,607	$1,281	$1,294,888

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$461,041	$0	$0	$461,041

Total Investments	$461,041	$1,293,607	$1,281	$1,755,929

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,964)	$0	$(4,964)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$748	$614	$0	$1,362
Over the counter	0	22,720	0	22,720

	$748	$23,334	$0	$24,082

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(640)	(384)	0	(1,024)
Over the counter	0	(33,414)	0	(33,414)

	$(640)	$(33,798)	$0	$(34,438)

Total Financial Derivative Instruments	$108	$(10,464)	$0	$(10,356)

Totals	$461,149	$1,278,179	$1,281	$1,740,609

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	$493	$495
Klockner-Pentaplast of America, Inc.
5.583% (LIBOR03M + 4.250%) due 06/30/2022 ~	1,800	1,807
OGX
TBD% due 04/10/2049 (c)^+~	151	21
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +	2,400	2,358
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~	1,253	1,277

Total Loan Participations and Assignments (Cost $5,969)		5,958

CORPORATE BONDS & NOTES 6.8%

BANKING & FINANCE 4.7%
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~	1,800	1,804
American International Group, Inc.
4.125% due 02/15/2024	2,100	2,233
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~	4,481	4,458
Bank of America Corp.
2.151% due 11/09/2020	1,200	1,197
2.205% (US0003M + 0.870%) due 04/01/2019 ~	4,900	4,945
Barclays PLC
3.200% due 08/10/2021	3,200	3,250
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(h)	2,200	2,329
Blackstone CQP Holdco LP
6.500% due 03/20/2021	1,400	1,421
Deutsche Bank AG
4.250% due 10/14/2021	4,800	5,034
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	609	634
Ford Motor Credit Co. LLC
3.157% due 08/04/2020	2,100	2,143
General Motors Financial Co., Inc.
2.400% due 04/10/2018	2,600	2,609
2.569% (US0003M + 1.270%) due 10/04/2019 ~	1,100	1,117
3.250% due 05/15/2018	2,500	2,523
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~	1,000	1,014
HBOS PLC
6.750% due 05/21/2018	400	412
Hospitality Properties Trust
5.000% due 08/15/2022	800	859
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~	600	619
3.400% due 03/08/2021	700	722
4.300% due 03/08/2026	500	538
4.875% due 01/14/2022	900	984
International Lease Finance Corp.
7.125% due 09/01/2018	500	524
JPMorgan Chase & Co.
6.000% due 01/15/2018	6,000	6,077
Morgan Stanley
5.500% due 01/26/2020	500	537
Navient Corp.
5.500% due 01/15/2019	1,200	1,243

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(h)		$100	$105
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,571
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	350	495
UBS AG
7.625% due 08/17/2022		$1,200	1,417
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		200	200
2.950% due 09/24/2020		200	203
4.125% due 09/24/2025		200	211
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,148

			58,576

INDUSTRIALS 1.4%
AbbVie, Inc.
3.600% due 05/14/2025		200	208
4.700% due 05/14/2045		100	109
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		1,300	1,305
2.764% due 08/15/2022		800	805
Boston Scientific Corp.
6.000% due 01/15/2020		1,700	1,846
Charter Communications Operating LLC
4.464% due 07/23/2022		300	317
4.908% due 07/23/2025		800	856
6.384% due 10/23/2035		200	235
6.484% due 10/23/2045		300	354
6.834% due 10/23/2055		100	122
CVS Health Corp.
3.500% due 07/20/2022		100	104
3.875% due 07/20/2025		532	556
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		900	908
Forest Laboratories LLC
5.000% due 12/15/2021		500	547
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	216
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	104
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		100	110
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~		700	700
2.327% (US0003M + 1.010%) due 03/08/2019 ~		1,100	1,112
2.650% due 07/13/2022		400	401
OGX Austria GmbH
8.500% due 06/01/2018 ^(c)		3,900	0
QUALCOMM, Inc.
4.800% due 05/20/2045		200	220
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	379
2.400% due 09/23/2021		570	568
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,351	1,530
Viacom, Inc.
4.250% due 09/01/2023		2,400	2,468
WestRock RKT Co.
4.900% due 03/01/2022		900	980

			17,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.7%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	$1,500	$1,508
2.254% (US0003M + 0.950%) due 07/15/2021 ~	4,000	4,053
4.500% due 05/15/2035	100	99
FirstEnergy Corp.
4.850% due 07/15/2047	800	842
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)	143	93
Petrobras Global Finance BV
5.299% due 01/27/2025	106	106
Puget Energy, Inc.
5.625% due 07/15/2022	1,800	2,010

		8,711

Total Corporate Bonds & Notes (Cost $85,819)		84,559

MUNICIPAL BONDS & NOTES 0.4%

COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	500	683

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	115
7.750% due 01/01/2042	200	217
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	609

		941

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	188

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,800	2,752
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	327

		3,079

Total Municipal Bonds & Notes (Cost $4,357)		4,891

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	1,347	1,267
1.567% (LIBOR01M + 0.330%) due 04/25/2037 ~	15	15
1.587% (LIBOR01M + 0.350%) due 07/25/2037 ~	24	24
1.757% (LIBOR01M + 0.520%) due 10/25/2040 ~	77	78
4.813% (LIBOR01M + 6.050%) due 03/25/2037 ~(a)	660	96
4.863% (LIBOR01M + 6.100%) due 04/25/2037 ~(a)	1,840	302
4.913% (LIBOR01M + 6.150%) due 11/25/2039 ~(a)	327	55
5.000% due 08/01/2033	68	75
5.143% (LIBOR01M + 6.380%) due 03/25/2037 ~(a)	820	134
5.163% (LIBOR01M + 6.400%) due 05/25/2037 ~(a)	2,173	371
5.500% due 03/01/2028	17	19

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.553% (LIBOR01M + 6.790%) due 04/25/2037 ~(a)	$3,846	$748
5.963% (LIBOR01M + 7.200%) due 02/25/2037 ~(a)	344	64
6.413% (LIBOR01M + 7.650%) due 07/25/2033 ~(a)	211	44
7.045% (LIBOR01M + 10.200%) due 11/25/2040 ~	4	5
9.591% (LIBOR01M + 12.375%) due 01/25/2041 ~	5,985	7,665
Freddie Mac
1.534% (LIBOR01M + 0.300%) due 05/15/2037 ~	24	24
5.000% due 04/15/2041	1,624	1,857
5.336% (LIBOR01M + 6.570%) due 09/15/2036 ~(a)	611	102
5.500% due 03/15/2034	357	398
8.391% (LIBOR01M + 10.860%) due 02/15/2040 ~	169	213
9.497% (LIBOR01M + 13.200%) due 02/15/2041 ~	3	4
10.838% (LIBOR01M + 14.550%) due 09/15/2041 ~	602	771
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~	177	177

Total U.S. Government Agencies (Cost $14,882)		14,508

U.S. TREASURY OBLIGATIONS 27.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	700	684
4.250% due 05/15/2039	1,000	1,251
4.375% due 11/15/2039	12,300	15,648
U.S. Treasury Inflation Protected Securities (g)
0.250% due 01/15/2025	465	461
0.375% due 07/15/2023	4,313	4,369
0.375% due 01/15/2027	8,715	8,610
0.375% due 07/15/2027	28,419	28,142
0.625% due 01/15/2026	1,442	1,462
2.000% due 01/15/2026	13,690	15,395
2.375% due 01/15/2025 (l)	17,466	19,953
2.375% due 01/15/2027 (l)	16,872	19,726
2.500% due 01/15/2029	9,691	11,700
U.S. Treasury Notes
1.375% due 09/30/2020 (n)	200	199
1.375% due 10/31/2020	100	99
1.500% due 08/15/2026	6,900	6,459
1.625% due 05/15/2026	9,700	9,198
1.750% due 12/31/2020 (n)	200	200
1.875% due 08/31/2022 (l)	36,200	36,100
1.875% due 10/31/2022 (l)	46,200	46,030
2.000% due 11/30/2020	100	101
2.000% due 12/31/2021	34,500	34,707
2.000% due 07/31/2022	51,900	52,093
2.000% due 08/15/2025 (l)	6,150	6,043
2.000% due 11/15/2026 (n)	6,000	5,845
2.125% due 08/31/2020	100	101
2.125% due 05/15/2025 (l)	10,500	10,431
2.250% due 08/15/2027	2,400	2,384
2.375% due 05/15/2027	2,100	2,108

Total U.S. Treasury Obligations (Cost $340,600)		339,499

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~	7,491	6,726
Ally Financial, Inc.
2.500% due 12/15/2017 (i)+	5,000	4,995
American Home Mortgage Assets Trust
1.809% (12MTA + 0.920%) due 11/25/2046 ~	12,533	7,382
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	296	303

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
3.207% due 06/20/2037 ^~		$183	$173
6.000% due 08/25/2036 ^		131	129
Banc of America Mortgage Trust
3.531% due 01/25/2035 ~		72	67
3.585% due 02/25/2034 ~		67	67
3.746% due 06/25/2035 ~		8	8
3.842% due 06/25/2034 ~		92	92
3.915% due 05/25/2033 ~		162	164
Bear Stearns Adjustable Rate Mortgage Trust
2.910% (H15T1Y + 2.250%) due 02/25/2036 ~		58	58
3.372% due 02/25/2036 ^~		1,030	1,018
Bear Stearns ALT-A Trust
1.557% (US0001M + 0.320%) due 01/25/2047 ~		398	334
Chase Mortgage Finance Trust
3.313% due 01/25/2036 ~		84	81
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~		4,814	4,553
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.467% (US0001M + 0.230%) due 05/25/2036 ~		1,197	1,136
Citigroup Mortgage Loan Trust
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~		293	295
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		280	283
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		199	201
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		488	462
6.000% due 06/25/2037 ^		637	588
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	2,152	2,542
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~		$4,804	4,572
1.446% (US0001M + 0.210%) due 09/20/2046 ~		172	131
1.536% (US0001M + 0.300%) due 11/20/2035 ~		474	452
1.537% (US0001M + 0.300%) due 08/25/2035 ~		2,815	2,606
1.757% (US0001M + 0.520%) due 12/25/2035 ~		64	62
2.289% (12MTA + 1.400%) due 08/25/2035 ~		236	242
2.369% (12MTA + 1.480%) due 01/25/2036 ~		749	740
3.400% due 08/25/2018		102	79
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		401	352
Countrywide Home Loan Mortgage Pass-Through Trust
1.837% (US0001M + 0.600%) due 05/25/2035 ~		406	382
1.897% (US0001M + 0.660%) due 02/25/2035 ~		47	43
3.486% due 10/20/2034 ~		136	125
5.750% due 05/25/2037 ^		43	39
Credit Suisse First Boston Mortgage Securities Corp.
3.351% due 09/25/2034 ~		215	216
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		202	189
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		8,364	4,181
Deutsche ALT-A Securities, Inc.
1.737% (US0001M + 0.500%) due 02/25/2035 ~		632	611
First Horizon Alternative Mortgage Securities Trust
3.072% due 12/25/2035 ~		377	347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~	$1,585	$1,710
GSR Mortgage Loan Trust
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	77	71
3.282% due 11/25/2035 ~	126	126
3.407% due 11/25/2035 ~	336	333
3.511% due 12/25/2034 ~	100	101
3.516% due 09/25/2035 ~	485	491
3.536% due 07/25/2035 ~	92	93
5.500% due 01/25/2037	315	314
HarborView Mortgage Loan Trust
2.889% (12MTA + 2.000%) due 10/19/2035 ~	2,857	2,393
Impac Secured Assets CMN Owner Trust
3.488% due 07/25/2035 ~	297	243
IndyMac Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ~	552	489
JPMorgan Mortgage Trust
3.489% due 07/25/2035 ~	881	892
3.506% due 06/25/2035 ~	54	54
3.644% due 07/25/2035 ~	32	33
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~	128	132
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.094% (US0001M + 0.860%) due 08/15/2032 ~	327	316
Merrill Lynch Alternative Note Asset Trust
1.347% (US0001M + 0.110%) due 03/25/2037 ~	810	398
Merrill Lynch Mortgage Investors Trust
2.953% (US0006M + 1.500%) due 02/25/2033 ~	218	215
3.753% due 05/25/2036 ~	740	715
5.250% due 08/25/2036	276	280
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	268
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	30	31
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	367	338
MortgageIT Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 06/25/2047 ~	9,082	8,587
Sequoia Mortgage Trust
1.898% (US0006M + 0.500%) due 05/20/2034 ~	220	213
Structured Adjustable Rate Mortgage Loan Trust
3.196% due 01/25/2035 ~	623	612
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~	393	369
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.737% (US0001M + 0.500%) due 12/25/2033 ~	6	6
2.849% due 05/25/2032 ~	2	2
Suntrust Adjustable Rate Mortgage Loan Trust
3.675% due 01/25/2037 ^~	807	769
Thornburg Mortgage Securities Trust
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	1,463	1,351
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ~	307	276
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	1,425	1,423
1.639% (12MTA + 0.750%) due 06/25/2047 ~	1,406	1,351
1.640% (12MTA + 0.810%) due 12/25/2046 ~	162	160
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	354	347
3.202% due 08/25/2035 ~	309	312

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.231% due 06/25/2033 ~	$376	$379
Washington Mutual Mortgage Pass-Through Certificates Trust
1.719% (12MTA + 0.830%) due 11/25/2046 ~	11,123	9,601
Wells Fargo Mortgage-Backed Securities Trust
3.101% due 02/25/2035 ~	302	305
3.332% due 05/25/2036 ^~	77	74

Total Non-Agency Mortgage-Backed Securities (Cost $75,484)		83,199

ASSET-BACKED SECURITIES 12.3%
ACE Securities Corp. Home Equity Loan Trust
2.137% (US0001M + 0.900%) due 12/25/2034 ~	2,189	2,094
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	3,502	2,973
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~	2,525	2,547
Bear Stearns Asset-Backed Securities Trust
1.407% (US0001M + 0.170%) due 03/25/2037 ~	6,869	8,093
Carrington Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 06/25/2036 ~	3,000	2,487
Centex Home Equity Loan Trust
1.882% (US0001M + 0.645%) due 03/25/2034 ~	1,333	1,335
CIT Education Loan Trust
1.366% (US0003M + 0.120%) due 03/15/2026 ~	350	350
Citigroup Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 10/25/2036 ~	760	550
Citigroup Mortgage Loan Trust, Inc.
2.137% (US0001M + 0.900%) due 09/25/2035 ^~	2,000	1,770
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2047 ~	3,943	3,518
1.427% (US0001M + 0.190%) due 07/25/2036 ~	2,895	2,884
1.457% (US0001M + 0.220%) due 09/25/2037 ^~	1,927	1,733
1.527% (US0001M + 0.290%) due 06/25/2036 ~	569	565
1.677% (US0001M + 0.440%) due 04/25/2036 ~	4,100	4,085
2.272% (US0001M + 1.035%) due 12/25/2035 ~	2,600	2,266
Countrywide Asset-Backed Certificates Trust
1.377% (US0001M + 0.140%) due 03/25/2037 ~	1,374	1,320
1.397% (US0001M + 0.160%) due 03/25/2037 ~	217	213
1.587% (US0001M + 0.350%) due 05/25/2036 ~	146	147
1.867% (US0001M + 0.630%) due 08/25/2035 ~	3,473	3,472
2.537% (US0001M + 1.300%) due 08/25/2035 ~	4,460	4,462
2.812% (US0001M + 1.575%) due 03/25/2035 ~	5,500	5,303
EMC Mortgage Loan Trust
2.534% (LIBOR01M + 0.650%) due 02/25/2041 ~	34	34
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~	190	190
GSAA Home Equity Trust
1.337% (US0001M + 0.100%) due 03/25/2047 ~	1,177	648
3.103% due 03/25/2036 ~	1,056	604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~		$2,900	$2,453
Home Equity Loan Trust
1.577% (US0001M + 0.340%) due 04/25/2037 ~		5,500	4,222
JPMorgan Mortgage Acquisition Corp.
1.427% (US0001M + 0.190%) due 05/25/2035 ~		140	140
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		5,963	5,891
MASTR Asset-Backed Securities Trust
3.937% (US0001M + 2.700%) due 07/25/2034 ~		1,000	985
Morgan Stanley ABS Capital, Inc. Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~		919	549
1.347% (US0001M + 0.110%) due 03/25/2037 ~		3,534	1,886
1.367% (US0001M + 0.130%) due 02/25/2037 ~		4,159	2,261
1.452% (US0001M + 0.215%) due 03/25/2037 ~		12,155	6,490
2.152% (US0001M + 0.915%) due 03/25/2035 ~		1,000	1,008
Morgan Stanley Dean Witter Capital, Inc. Trust
2.217% (US0001M + 0.980%) due 02/25/2033 ~		596	585
North Carolina State Education Assistance Authority
2.037% (US0001M + 0.800%) due 07/25/2039 ~		2,053	2,068
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		166	165
RAAC Trust
1.577% (US0001M + 0.340%) due 08/25/2036 ~		1,300	1,248
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^		13,003	6,688
Residential Asset Mortgage Products Trust
1.537% (US0001M + 0.300%) due 03/25/2036 ~		2,543	2,383
1.577% (US0001M + 0.340%) due 03/25/2036 ~		8,000	7,038
1.757% (US0001M + 0.520%) due 07/25/2035 ~		5,350	5,223
Residential Asset Securities Corp. Trust
1.487% (US0001M + 0.250%) due 11/25/2036 ~		5,573	3,872
Securitized Asset-Backed Receivables LLC Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~		1,408	827
1.527% (US0001M + 0.290%) due 11/25/2035 ~		7,066	7,033
2.197% (US0001M + 0.960%) due 01/25/2036 ^~		2,407	1,695
SLM Student Loan Trust
0.000% (EUR003M + 0.270%) due 06/17/2024 ~	EUR	293	345
Soundview Home Loan Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~		$2,000	1,628
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 06/25/2037 ~		266	173
1.537% (US0001M + 0.300%) due 12/25/2036 ~		9,324	8,693
Structured Asset Investment Loan Trust
1.597% (US0001M + 0.360%) due 10/25/2035 ~		4,184	4,198
4.387% (US0001M + 3.150%) due 08/25/2033 ~		540	513
Structured Asset Securities Corp. Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~		111	111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.447% (US0001M + 0.210%) due 02/25/2037 ~		$5,084	$4,597
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,200	1,200
VOLT LLC
3.125% due 09/25/2047		3,030	3,033
3.250% due 04/25/2059		2,428	2,443
3.375% due 04/25/2047		2,849	2,872
3.375% due 05/28/2047		2,707	2,731
Wells Fargo Home Equity Asset-Backed Securities Trust
1.737% (US0001M + 0.500%) due 12/25/2035 ~		1,900	1,770
1.867% (US0001M + 0.630%) due 03/25/2035 ~		1,100	1,112

Total Asset-Backed Securities (Cost $142,147)			153,772

SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	50,100	3,065
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,364
4.900% due 09/15/2021		600	745
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	1,114
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (g)	BRL	11728	4,141
6.000% due 05/15/2055		2,900	3,191

Total Sovereign Issues (Cost $16,065)			15,620

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (d)		61,369	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
SL Green Realty Corp.
6.500% due 10/30/2017 (h)		121,300	3,083

Total Preferred Securities (Cost $3,016)			3,083

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.827% due 05/17/2018		$7,600	7,604
1.940% due 09/04/2018		3,000	3,002
Norinchukin Bank
2.019% due 10/10/2017		4,100	4,101
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		800	800

			15,507

COMMERCIAL PAPER 4.0%
Boston Scientific Corp.
1.600% due 10/17/2017		5,000	4,997
Deutsche Telekom AG
1.490% due 10/23/2017		1,300	1,299
1.500% due 11/02/2017		5,500	5,492
1.630% due 01/30/2018		4,200	4,176
Electricite de France S.A.
1.350% due 10/11/2017		4,800	4,798

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Transfer Partners
2.200% due 10/02/2017	$3,800	$3,799
2.200% due 10/06/2017	2,900	2,899
Exelon Generation Co. LLC
1.450% due 11/03/2017	12,600	12,584
HP, Inc.
1.610% due 10/20/2017	3,400	3,398
1.800% due 03/26/2018	6,000	5,960

		49,402

REPURCHASE AGREEMENTS (j) 11.2%
		140,283

ARGENTINA TREASURY BILLS 0.1%
2.830% due 11/24/2017 - 03/16/2018 (e)(f)	1,800	1,782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.061% due 01/18/2018 (e)(f)(l)	$1,778	$1,773

Total Short-Term Instruments (Cost $208,730)		208,747

Total Investments in Securities (Cost $897,069)		913,836

	SHARES
INVESTMENTS IN AFFILIATES 27.3%

SHORT-TERM INSTRUMENTS 27.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.3%
PIMCO Short-Term Floating NAV Portfolio III	22,567,231	223,077

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio IV	11,837,673	$118,566

Total Short-Term Instruments (Cost $341,519)		341,643

Total Investments in Affiliates (Cost $341,519)		341,643

Total Investments 100.4% (Cost $1,238,588)		$1,255,479

Financial Derivative Instruments (k)(m) 4.0% (Cost or Premiums, net $8,490)		50,185

Other Assets and Liabilities, net (4.4)%		(55,383)

Net Assets 100.0%		$1,250,281

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$ 4,993	$4,995	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.040%	09/29/2017	10/02/2017	$6,100	U.S. Treasury Bonds 3.125% due 08/15/2044	$(6,235)	$6,100	$6,100
DEU	1.210	09/29/2017	10/02/2017	39,800	U.S. Treasury Bonds 2.875% due 11/15/2046	(40,682)	39,800	39,804
FICC	0.500	09/29/2017	10/02/2017	483	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(495)	483	483
JPS	1.230	09/29/2017	10/02/2017	93,900	Ginnie Mae 2.875% due 05/20/2045	(96,860)	93,900	93,910

Total Repurchase Agreements						$(144,272)	$140,283	$140,297

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	2,000	$(1,947)	$(1,947)

Total Short Sales (0.2)%				$(1,947)	$(1,947)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$6,100	$0	$0	$0	$6,100	$(6,235)	$(135)
DEU	39,804	0	0	0	39,804	(40,682)	(878)
FICC	483	0	0	0	483	(495)	(12)
JPS	93,910	0	0	0	93,910	(96,860)	(2,950)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(1,947)	(1,947)	0	(1,947)

Total Borrowings and Other Financing Transactions	$140,297	$0	$0	$(1,947)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	587	$	144,013	$(81)	$0	$(44)
Australia Government 10-Year Bond December Futures	12/2017	10	AUD	997	(19)	1	(6)
Euro-Bund 10-Year Bond December Futures	12/2017	865	EUR	164,608	(883)	215	(225)
U.S. Treasury 5-Year Note December Futures	12/2017	57	$	6,698	(47)	0	(9)
U.S. Treasury 30-Year Bond December Futures	12/2017	93		14,212	(242)	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	147		24,273	(368)	60	0

					$(1,640)	$279	$(284)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
90-Day Eurodollar December Futures	12/2019	587			$(143,734)	$124	$59	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	148	EU	R	(79)	43	19	(16)
Euro-Bobl December Futures	12/2017	215			(33,334)	103	13	(8)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	209			(38,322)	109	30	(59)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	148			(152)	(63)	16	(14)
U.S. Treasury 2-Year Note December Futures	12/2017	58			$(12,511)	30	7	0
U.S. Treasury 10-Year Note December Futures	12/2017	320			(40,100)	433	75	0
United Kingdom Long Gilt December Futures	12/2017	88	GB	P	(14,608)	361	3	(29)

						$1,140	$222	$(126)

Total Futures Contracts						$(500)	$501	$(410)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	0.548%			$2,500	$137	$111	$248	$2	$0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EU	R	100	1	0	1	0	0

								$138	$111	$249	$2	$0

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$2,079	$179	$(15)	$164	$1	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	1,400	97	13	110	3	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	11,900	(221)	(49)	(270)	0	(2)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	15,300	(254)	(73)	(327)	0	(5)

					$(199)	$(124)	$(323)	$4	$(7)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	16,650	$22	$(146)	$(124)	$0	$(4)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,080	0	(69)	(69)	0	(2)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,000	0	(92)	(92)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$201,400	(953)	(328)	(1,281)	28	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		50,700	513	(284)	229	21	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		14,200	(82)	(37)	(119)	8	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	(68)	134	66	0	(18)
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	0	8	8	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	3	(6)	(3)	1	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		37,200	(32)	(37)	(69)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		39,400	(1,049)	2,566	1,517	74	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		24,200	1,550	83	1,633	45	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		54,100	(1,252)	519	(733)	105	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		13,900	(170)	(466)	(636)	0	(22)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		4,100	(373)	405	32	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		5,700	(157)	545	388	0	(10)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		12,200	(1,085)	1,855	770	0	(22)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		30,600	6,089	(747)	5,342	0	(59)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		1,000	0	31	31	0	(2)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		7,100	(50)	540	490	0	(13)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,600	0	48	48	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	20,600	0	(321)	(321)	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		37,000	(1,091)	(999)	(2,090)	0	(45)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		1,600	12	(6)	6	6	0
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(44)	(43)	0	(11)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		14,800	0	(184)	(184)	0	(45)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,000	(111)	48	(63)	0	(15)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	700,000	322	383	705	50	0

							$2,039	$3,399	$5,438	$347	$(281)

Total Swap Agreements							$1,978	$3,386	$5,364	$353	$(288)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$501	$353	$854	$0	$(410)	$(288)	$(698)

(l)	Securities with an aggregate market value of $15,237 and cash of $3,348 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$305	ILS	1,069	$0	$(2)
BPS	12/2018	JPY	670,000		$6,106	0	(2)
CBK	10/2017	EUR	2,356		2,811	26	0
	10/2017		$7,700	JPY	868,537	19	0
	10/2017		6,058	ZAR	77,984	0	(300)
	10/2017	ZAR	3,973		$303	9	0
	11/2017	JPY	868,537		7,710	0	(19)
	12/2018		1,130,000		10,308	7	0
	12/2018		$16,310	JPY	1,800,000	98	0
FBF	10/2017	BRL	23,113		$7,253	0	(45)
	10/2017		$7,296	BRL	23,114	2	0
GLM	10/2017	RUB	290,688		$4,959	0	(66)
	11/2017	EUR	8,303	JPY	1,100,347	0	(37)
	12/2017	MXN	132,660		$7,326	126	0
HUS	10/2017	DKK	1,705		263	0	(8)
	10/2017		$3,995	RUB	233,400	40	0
	11/2017		133	TRY	482	1	0
	01/2018	EUR	7,768	MXN	163,516	0	(392)
	01/2021	BRL	970		$149	0	(108)
IND	10/2017	ZAR	81,257		6,145	145	0
JPM	10/2017	BRL	23,113		7,296	0	(2)
	10/2017		$7,373	BRL	23,114	0	(75)
	10/2017		12,881	GBP	9,611	9	(11)
	11/2017	BRL	23,114		$7,343	77	0
	11/2017	GBP	8,837		11,844	0	(9)
	11/2017	SEK	2,095		259	1	0
	12/2017		$2,678	ARS	48,501	18	0
SCX	10/2017	JPY	868,537		$8,016	298	0
	12/2017	SGD	31,874		23,334	0	(180)
SOG	10/2017	GBP	9,611		12,482	0	(397)
	12/2017	KRW	247,449		219	3	0
	12/2017		$261	TWD	7,877	0	(1)
	01/2018	KRW	21,123,611		$18,476	11	0
TOR	11/2017		$68	ARS	1,221	1	0
UAG	12/2017	HKD	1,920		$246	0	0
	01/2018	DKK	1,705		272	0	0

Total Forward Foreign Currency Contracts						$891	$(1,654)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	5,400	$619	$214
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,400	619	598
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	5,100	134	119
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	5,900	300	144
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,600	95	96
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	44,400	1,662	1,159

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375%	06/03/2019	$	44,400	$1,662	$1,685
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		11,700	605	286
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,500	147	141
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	284,200	134	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		44,200	251	74
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		87,000	480	407
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,300	0	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,300	0	55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,000	577	306
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,700	1,233	486
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,700	1,232	1,140
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		87,300	50	0

								$9,800	$6,949

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$182,800	$155	$3
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	948,700	617	152
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	153,800	15	0

						$787	$155

Total Purchased Options						$10,587	$7,104

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$6,600	$(71)	$(67)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	10,338	(87)	(96)
	Call - OTC EUR versus JPY		138.300	12/19/2017		10,338	(92)	(59)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,236	(66)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		11,800	(123)	(120)

							$(439)	$(342)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	29,500	$(307)	$(149)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		58,700	(625)	(297)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		13,500	(183)	(101)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		60,100	(636)	(331)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		9,500	(251)	(98)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		2,900	(39)	(22)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		17,900	(486)	(413)

								$(2,527)	$(1,411)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$	365,600	$(157)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018		948,700	(95)	(16)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017		153,800	0	0

							$(252)	$(16)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$ 35,700	$(75)	$(94)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	35,700	(64)	(38)

					$(139)	$(132)

Total Written Options					$(3,357)	$(1,901)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR 1,200	$10	$30	$40	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 3,510	$(726)	$451	$0	$(275)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800	$(2)	$(17)	$0	$(19)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	ERADXULT Index	111,427	1-Month USD-LIBOR plus a specified spread	Monthly	02/14/2018	$201,714	$0	$2,562	$2,562	$0
	Receive	ERADXULT Index	51,991	1-Month USD-LIBOR plus a specified spread	Maturity	03/21/2018	83,741	0	11,579	11,579	0
FBF	Receive	ERADXULT Index	116,700	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2018	206,576	0	7,182	7,182	0
	Receive	ERADXULT Index	95,003	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	167,877	0	5,988	5,988	0
MEI	Receive	ERADXULT Index	170,702	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	302,790	0	9,940	9,940	0
SOG	Receive	ERADXULT Index	136,250	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	241,111	0	8,592	8,592	0

								$0	$45,843	$45,843	$0

Total Swap Agreements								$(718)	$46,307	$45,883	$(294)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$0	$0	$0	$(2)	$0	$(275)	$(277)	$(277)	$158	$(119)
BPS	0	812	0	812	(2)	(67)	0	(69)	743	(810)	(67)
BRC	0	119	0	119	0	0	0	0	119	(120)	(1)
CBK	159	147	0	306	(319)	(304)	0	(623)	(317)	264	(53)

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
DUB	$0	$96	$14,141	$14,237	$0	$0	$0	$0	$14,237	$(12,740)	$1,497
FBF	2	0	13,170	13,172	(45)	0	0	(45)	13,127	(11,250)	1,877
GLM	126	3,130	0	3,256	(103)	(398)	(19)	(520)	2,736	(2,575)	161
GSC	0	0	0	0	0	(132)	0	(132)	(132)	0	(132)
HUS	41	0	0	41	(508)	0	0	(508)	(467)	516	49
IND	145	0	0	145	0	0	0	0	145	0	145
JPM	105	141	40	286	(97)	0	0	(97)	189	(260)	(71)
MEI	0	0	9,940	9,940	0	0	0	0	9,940	(8,340)	1,600
MYC	0	2,659	0	2,659	0	(880)	0	(880)	1,779	(2,047)	(268)
SCX	298	0	0	298	(180)	0	0	(180)	118	0	118
SOG	14	0	8,592	8,606	(398)	(120)	0	(518)	8,088	(6,910)	1,178
TOR	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$891	$7,104	$45,883	$53,878	$(1,654)	$(1,901)	$(294)	$(3,849)

(n)	Securities with an aggregate market value of $938 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$501	$501
Swap Agreements	0	6	0	0	347	353

	$0	$6	$0	$0	$848	$854

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$891	$0	$891
Purchased Options	0	0	0	0	7,104	7,104
Swap Agreements	0	40	45,843	0	0	45,883

	$0	$40	$45,843	$891	$7,104	$53,878

	$0	$46	$45,843	$891	$7,952	$54,732

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$410	$410
Swap Agreements	0	7	0	0	281	288

	$0	$7	$0	$0	$691	$698

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,654	$0	$1,654
Written Options	0	0	0	342	1,559	1,901
Swap Agreements	0	275	0	0	19	294

	$0	$275	$0	$1,996	$1,578	$3,849

	$0	$282	$0	$1,996	$2,269	$4,547

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(197)	$0	$0	$(197)
Written Options	0	0	292	0	1,205	1,497
Futures	0	0	0	0	1,314	1,314
Swap Agreements	0	24	0	0	(2,014)	(1,990)

	$0	$24	$95	$0	$505	$624

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,168)	$0	$(6,168)
Purchased Options	0	0	0	823	(1,101)	(278)
Written Options	0	0	0	859	267	1,126
Swap Agreements	0	45	159,506	0	496	160,047

	$0	$45	$159,506	$(4,486)	$(338)	$154,727

	$0	$69	$159,601	$(4,486)	$167	$155,351

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$105	$0	$0	$105
Written Options	0	0	(81)	0	(42)	(123)
Futures	0	0	0	0	(655)	(655)
Swap Agreements	0	(121)	0	0	(1,126)	(1,247)

	$0	$(121)	$24	$0	$(1,823)	$(1,920)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,452	$0	$3,452
Purchased Options	0	0	0	(674)	(2,224)	(2,898)
Written Options	0	0	0	(196)	1,539	1,343
Swap Agreements	0	167	(15,846)	0	(496)	(16,175)

	$0	$167	$(15,846)	$2,582	$(1,181)	$(14,278)

	$0	$46	$(15,822)	$2,582	$(3,004)	$(16,198)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,579	$2,379	$5,958
Corporate Bonds & Notes
Banking & Finance	0	58,576	0	58,576
Industrials	0	17,272	0	17,272
Utilities	0	8,711	0	8,711

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Municipal Bonds & Notes
Colorado	$0	$683	$0	$683
Illinois	0	941	0	941
New York	0	188	0	188
Ohio	0	3,079	0	3,079
U.S. Government Agencies	0	14,508	0	14,508

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
U.S. Treasury Obligations	$0	$339,499	$0	$339,499
Non-Agency Mortgage-Backed Securities	0	78,204	4,995	83,199
Asset-Backed Securities	0	153,772	0	153,772
Sovereign Issues	0	15,620	0	15,620
Preferred Securities
Banking & Finance	0	3,083	0	3,083
U.S. Treasury Obligations	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	15,507	0	15,507
Commercial Paper	12,584	36,818	0	49,402
Repurchase Agreements	0	140,283	0	140,283
Argentina Treasury Bills	0	1,782	0	1,782
U.S. Treasury Bills	0	1,773	0	1,773

	$12,584	$893,878	$7,374	$913,836

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$341,643	$0	$0	$341,643

Total Investments	$354,227	$893,878	$7,374	$1,255,479

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,947)	$0	$(1,947)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	501	353	0	854
Over the counter	0	53,878	0	53,878

	$501	$54,231	$0	$54,732

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(410)	(288)	0	(698)
Over the counter	0	(3,849)	0	(3,849)

	$(410)	$(4,137)	$0	$(4,547)

Total Financial Derivative Instruments	$91	$50,094	$0	$50,185

Totals	$354,318	$942,025	$7,374	$1,303,717

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~		$590	$593
Klockner-Pentaplast of America, Inc.
5.583% (LIBOR03M + 4.250%) due 06/30/2022 ~		100	100
OGX
TBD% due 04/10/2049 ^+~(a)		62	9

Total Loan Participations and Assignments (Cost $739)			702

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 4.9%
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		100	100
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		603	600
Barclays Bank PLC
7.625% due 11/21/2022		300	345
Barclays PLC
3.200% due 08/10/2021		300	305
Blackstone CQP Holdco LP
6.500% due 03/20/2021		100	102
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	255
Deutsche Bank AG
4.250% due 10/14/2021		300	315
General Motors Financial Co., Inc.
2.569% (US0003M + 1.270%) due 10/04/2019 ~		300	305
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		100	101
HBOS PLC
6.750% due 05/21/2018		400	412
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		200	206
4.300% due 03/08/2026		200	215
International Lease Finance Corp.
7.125% due 09/01/2018		500	524
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(f)		100	136
Navient Corp.
5.500% due 01/15/2019		100	104
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	30	42
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		$200	200
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	100	118

			4,385

INDUSTRIALS 2.5%
AbbVie, Inc.
3.600% due 05/14/2025		$100	104
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		200	207
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		100	100
2.764% due 08/15/2022		100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Charter Communications Operating LLC
4.464% due 07/23/2022	$200	$212
4.908% due 07/23/2025	200	214
6.484% due 10/23/2045	100	118
CNPC General Capital Ltd.
2.750% due 05/14/2019	200	201
CVS Health Corp.
5.125% due 07/20/2045	100	115
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	100	101
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021	200	216
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	100	100
2.650% due 07/13/2022	100	100
OGX Austria GmbH
8.375% due 04/01/2022 ^(a)	1,000	0
8.500% due 06/01/2018 ^(a)	600	0
QUALCOMM, Inc.
4.800% due 05/20/2045	100	110
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	30	30
2.400% due 09/23/2021	50	50
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	200	202

		2,281

UTILITIES 0.8%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	100	100
2.254% (US0003M + 0.950%) due 07/15/2021 ~	300	304
FirstEnergy Corp.
4.850% due 07/15/2047	100	105
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(a)	215	140
Verizon Communications, Inc.
4.812% due 03/15/2039	21	22

		671

Total Corporate Bonds & Notes (Cost $8,522)		7,337

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	115
7.750% due 01/01/2042	100	108

Total Municipal Bonds & Notes (Cost $197)		223

U.S. GOVERNMENT AGENCIES 0.8%
Freddie Mac
5.000% due 04/15/2041	400	457
5.500% due 03/15/2034	247	276

Total U.S. Government Agencies (Cost $716)		733

U.S. TREASURY OBLIGATIONS 27.6%
U.S. Treasury Bonds
4.375% due 11/15/2039	600	763
U.S. Treasury Inflation Protected Securities (e)
0.375% due 01/15/2027	709	701
0.375% due 07/15/2027	2,502	2,477
2.375% due 01/15/2027	3,763	4,399
U.S. Treasury Notes
1.375% due 09/30/2020	3,600	3,573
1.375% due 10/31/2020	1,900	1,884
1.500% due 08/15/2026	800	749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 12/31/2020	$5,800	$5,810
2.000% due 11/30/2020 (j)	1,050	1,061
2.000% due 11/15/2026	300	292
2.125% due 08/31/2020	3,000	3,043

Total U.S. Treasury Obligations (Cost $24,919)		24,752

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Banc of America Mortgage Trust
3.531% due 01/25/2035 ~	76	71
3.585% due 02/25/2034 ~	49	49
Bear Stearns Adjustable Rate Mortgage Trust
2.910% (H15T1Y + 2.250%) due 02/25/2036 ~	57	58
Bear Stearns ALT-A Trust
1.577% (US0001M + 0.340%) due 12/25/2046 ^~	53	52
3.423% due 11/25/2035 ^~	820	771
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	192	164
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~	529	500
Citigroup Mortgage Loan Trust, Inc.
3.450% due 08/25/2035 ^~	122	94
3.548% due 08/25/2035 ~	35	35
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	32	33
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	988	940
1.466% (US0001M + 0.230%) due 05/20/2046 ^~	43	34
1.536% (US0001M + 0.300%) due 11/20/2035 ~	70	67
2.289% (12MTA + 1.400%) due 08/25/2035 ~	39	40
2.369% (12MTA + 1.480%) due 01/25/2036 ~	160	159
Countrywide Home Loan Mortgage Pass-Through Trust
1.897% (US0001M + 0.660%) due 02/25/2035 ~	47	43
3.486% due 10/20/2034 ~	265	243
3.489% due 08/25/2034 ~	87	83
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	20	20
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	155	137
Deutsche ALT-A Securities, Inc.
1.737% (US0001M + 0.500%) due 02/25/2035 ~	543	526
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^	98	88
GSR Mortgage Loan Trust
3.282% due 11/25/2035 ~	92	92
3.407% due 11/25/2035 ~	56	55
5.500% due 01/25/2037	291	290
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	71	71
JPMorgan Mortgage Trust
3.489% due 07/25/2035 ~	441	443
Luminent Mortgage Trust
1.477% (US0001M + 0.240%) due 04/25/2036 ~	428	362
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	28	29
Morgan Stanley Re-REMIC Trust
1.967% (US0001M + 0.230%) due 02/26/2037 ~	289	233
5.250% due 05/26/2037 ~	275	253
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2036 ^	202	185

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	$496	$392
Structured Asset Mortgage Investments Trust
1.467% (US0001M + 0.230%) due 02/25/2036 ^~	1,004	954
Structured Asset Securities Corp.
6.000% due 05/25/2034	10	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.737% (US0001M + 0.500%) due 12/25/2033 ~	4	4
Thornburg Mortgage Securities Trust
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	152	141
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	293	267
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ~	28	25
WaMu Mortgage Pass-Through Certificates Trust
1.517% (US0001M + 0.280%) due 11/25/2045 ~	61	57
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	354	347
Wells Fargo Mortgage-Backed Securities Trust
3.189% due 11/25/2036 ^~	87	86

Total Non-Agency Mortgage-Backed Securities (Cost $7,140)		8,503

ASSET-BACKED SECURITIES 4.8%
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	250	252
Countrywide Asset-Backed Certificates
1.677% (US0001M + 0.440%) due 04/25/2036 ~	300	299
EMC Mortgage Loan Trust
1.684% (LIBOR01M + 0.450%) due 05/25/2043 ~	193	190
GSAMP Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~	200	169
HSI Asset Securitization Corp. Trust
1.417% (US0001M + 0.180%) due 04/25/2037 ~	1,323	951
JPMorgan Mortgage Acquisition Corp.
1.427% (US0001M + 0.190%) due 05/25/2035 ~	109	109
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	300	302
Morgan Stanley ABS Capital, Inc. Trust
1.452% (US0001M + 0.215%) due 03/25/2037 ~	1,441	770
Morgan Stanley Dean Witter Capital, Inc. Trust
2.217% (US0001M + 0.980%) due 02/25/2033 ~	502	493
Morgan Stanley Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	212	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~		$67	$39
SLM Student Loan Trust
0.000% (EUR003M + 0.270%) due 06/17/2024 ~	EUR	103	121
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		$250	250
VOLT LLC
3.375% due 05/28/2047		232	234

Total Asset-Backed Securities (Cost $3,757)			4,281

SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	3,400	208
Brazil Government International Bond
5.625% due 02/21/2047		$200	203
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	1,504	318
6.000% due 05/15/2055		200	220

Total Sovereign Issues (Cost $928)			949

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (b)		25,380	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.2%

CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.827% due 05/17/2018		$300	300
1.940% due 09/04/2018		200	200
Norinchukin Bank
2.019% due 10/11/2017		400	400
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		100	100

			1,000

COMMERCIAL PAPER 9.1%
Boston Scientific Corp.
1.600% due 10/11/2017		400	400
Deutsche Telekom AG
1.630% due 01/30/2018		400	398
Enbridge Energy Partners LP
2.250% due 12/06/2017		1,200	1,196
Energy Transfer Partners
2.200% due 10/02/2017		800	800
2.200% due 10/06/2017		250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Engie
1.590% due 10/04/2017	$200	$200
Enterprise Products Operating LLC
1.400% due 10/17/2017	700	700
HP, Inc.
1.610% due 10/20/2017	300	300
1.800% due 03/26/2018	400	397
Mattel, Inc.
1.720% due 10/16/2017	1,100	1,099
Mondelez International, Inc.
1.480% due 11/27/2017	800	798
NiSource Finance Corp.
1.450% due 10/16/2017	1,100	1,099
ONEOK, Inc.
1.900% due 10/03/2017	500	500

		8,137

REPURCHASE AGREEMENTS (g) 9.9%
		8,896

ARGENTINA TREASURY BILLS 0.1%
2.810% due 03/16/2018 (c)(d)	100	99

Total Short-Term Instruments (Cost $18,130)		18,132

Total Investments in Securities (Cost $65,048)		65,612

	SHARES
INVESTMENTS IN AFFILIATES 29.1%

SHORT-TERM INSTRUMENTS 29.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.1%
PIMCO Short-Term Floating NAV Portfolio III	1,781,258	17,608
PIMCO Short-Term Floating NAV Portfolio IV	848,361	8,497

Total Short-Term Instruments (Cost $26,096)		26,105

Total Investments in Affiliates (Cost $26,096)		26,105

Total Investments 102.2% (Cost $91,144)		$91,717

Financial Derivative Instruments (h)(i) 7.9% (Cost or Premiums, net $(747))		7,072

Other Assets and Liabilities, net (10.1)%		(9,012)

Net Assets 100.0%		$89,777

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$596	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(610)	$596	$596
TDM	1.220	09/29/2017	10/02/2017	8,300	U.S. Treasury Bonds 4.625% due 02/15/2040	(8,519)	8,300	8,301

Total Repurchase Agreements						$(9,129)	$8,896	$8,897

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$200	$(195)	$(195)

Total Short Sales (0.2)%				$(195)	$(195)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$596	$0	$0	$0	$596	$(610)	$(14)
TDM	8,301	0	0	0	8,301	(8,519)	(218)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(195)	(195)	0	(195)

Total Borrowings and Other Financing Transactions	$8,897	$0	$0	$(195)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	43	$	10,550	$(6)	$0	$(3)
Australia Government 10-Year Bond December Futures	12/2017	3	AUD	299	(6)	1	(2)
Euro-Bund 10-Year Bond December Futures	12/2017	60	EUR	11,418	(43)	15	(16)
U.S. Treasury 10-Year Note December Futures	12/2017	32	$	4,010	(28)	0	(7)
U.S. Treasury 30-Year Bond December Futures	12/2017	22		3,362	(54)	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	6		991	(11)	2	0
United Kingdom Long Gilt December Futures	12/2017	1	GBP	166	(5)	0	0

					$(153)	$19	$(28)

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	43	$	(10,529)	$9	$4	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	11	EUR	(6)	3	2	(1)
Euro-Bobl December Futures	12/2017	15		(2,326)	7	1	(1)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	17		(3,117)	13	2	(5)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	11		(11)	(4)	1	(1)
U.S. Treasury 2-Year Note December Futures	12/2017	2	$	(431)	1	0	0

					$29	$10	$(8)

Total Futures Contracts					$(124)	$29	$(36)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%	EUR	100	$1	$(1)	$0	$0	$0
Volvo Treasury AB	1.000	Quarterly	03/20/2021	0.329		100	2	1	3	0	0

							$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$	1,400	$(104)	$(6)	$(110)	$0	$(3)
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021		1,700	(17)	(21)	(38)	0	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022		2,300	(36)	(13)	(49)	0	(1)

						$(157)	$(40)	$(197)	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	1,170	$2	$(11)	$(9)	$0	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		750	0	(6)	(6)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		800	0	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	6,300	(25)	(15)	(40)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		16,700	169	(94)	75	7	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		1,500	(9)	(4)	(13)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		600	11	(20)	(9)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		1,800	(104)	74	(30)	3	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		5,700	(7)	14	7	0	(2)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	(4)	(7)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		4,800	44	145	189	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	162	7	169	5	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,600	(106)	44	(62)	9	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,500	(33)	(36)	(69)	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,350	(76)	87	11	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		200	(6)	20	14	0	0
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		100	0	3	3	0	0
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		800	(10)	65	55	0	(2)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		200	0	6	6	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	1,800	0	(28)	(28)	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	500	(5)	(23)	(28)	0	(1)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		900	(31)	28	(3)	0	(3)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	0	(4)	(4)	0	(1)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		1,300	0	(16)	(16)	0	(4)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		300	(16)	7	(9)	0	(2)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	60,000	24	36	60	4	0

							$(19)	$269	$250	$40	$(21)

Total Swap Agreements							$(173)	$229	$56	$40	$(25)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$29	$40	$69	$0	$(36)	$(25)	$(61)

Cash of $1,131 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$94	GBP	69	$0	$(1)
	10/2017	ZAR	5,779		$437	10	0
BPS	01/2018	KRW	1,556,031		1,361	1	0
	12/2018	JPY	70,000		638	0	0
CBK	10/2017		$327	EUR	274	0	(3)
	10/2017		454	ZAR	5,847	0	(22)
	12/2018	JPY	130,000		$1,186	1	0
	12/2018		$1,812	JPY	200,000	11	0
FBF	10/2017	BRL	1,438		$451	0	(3)
	10/2017		$454	BRL	1,437	0	0
GLM	10/2017	RUB	20,635		$352	0	(5)
	11/2017	EUR	477	JPY	63,214	0	(2)
	11/2017	JPY	65,400		$582	0	0
	12/2017	MXN	11,288		623	11	0
HUS	10/2017		$300	RUB	17,505	3	0
	01/2018	EUR	663	MXN	13,956	0	(33)
	01/2021	BRL	330		$51	0	(37)
JPM	10/2017		1,437		454	0	0
	10/2017		$459	BRL	1,437	0	(4)
	10/2017		904	GBP	675	1	0
	11/2017	BRL	1,437		$457	5	0
	11/2017	GBP	675		905	0	(1)
NGF	01/2018		$185	ARS	3,407	1	0
SCX	10/2017	JPY	65,400		$604	22	0
	12/2017	SGD	2,254		1,650	0	(13)
SOG	10/2017	GBP	744		966	0	(31)
TOR	11/2017		$5	ARS	90	0	0

Total Forward Foreign Currency Contracts						$66	$(155)

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	400	$46	$16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		400	46	44
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	500	13	12
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	500	25	12
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		3,200	120	84
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		3,200	120	121
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		1,100	57	27
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	500	13	13
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	30,800	14	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		4,700	27	8
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		6,000	33	28
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		100	0	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		100	0	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		750	36	19
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		1,100	127	50
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		1,100	127	117
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		7,900	5	0

								$809	$558

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$20,200	$18	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	73,700	48	12
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	13,900	1	0

						$67	$12

Total Purchased Options						$876	$570

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	742	$(6)	$(7)
	Call - OTC EUR versus JPY		138.300	12/19/2017		742	(7)	(4)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	144	(8)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		1,400	(14)	(15)

							$(35)	$(26)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	2,700	$(28)	$(14)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		5,500	(59)	(28)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		1,000	(13)	(7)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		3,700	(39)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		1,000	(26)	(10)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		200	(3)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		1,200	(33)	(28)

								$(201)	$(109)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$40,400	$(21)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	73,700	(7)	(1)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	13,900	0	0

						$(28)	$(1)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$	102.625	11/06/2017	$	2,200	$(4)	$(6)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047		103.625	11/06/2017		2,200	(4)	(2)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		102.625	11/06/2017		300	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047		103.625	11/06/2017		300	(1)	0

							$(10)	$(9)

Total Written Options							$(274)	$(145)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR	100	$1	$2	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 5,850	$(1,203)	$745	$0	$(458)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	200	27	(5)	22	0

						$(1,176)	$740	$22	$(458)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	3,800	$ (1)	$ (6)	$ 0	$ (7)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	ERAUSST Index	15,552	1-Month USD-LIBOR less a specified spread	Maturity	11/29/2017	$46,709	$0	$5,493	$5,493	$0
FBF	Receive	ERAUSST Index	11,212	1-Month USD-LIBOR less a specified spread	Monthly	10/26/2017	35,843	0	1,675	1,675	0

								$0	$7,168	$7,168	$0

Total Swap Agreements								$(1,176)	$7,904	$7,193	$(465)

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$10	$0	$22	$32	$(1)	$0	$(458)	$(459)	$(427)	$433	$6
BPS	1	60	5,493	5,554	0	0	0	0	5,554	(5,430)	124
BRC	0	12	0	12	0	0	0	0	12	0	12
CBK	12	12	0	24	(25)	(25)	0	(50)	(26)	0	(26)
FBF	0	0	1,675	1,675	(3)	0	0	(3)	1,672	(1,690)	(18)
GLM	11	232	0	243	(7)	(35)	(7)	(49)	194	0	194
GSC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
HUS	3	0	0	3	(70)	0	0	(70)	(67)	0	(67)
JPM	6	13	3	22	(5)	(1)	0	(6)	16	0	16
MYC	0	241	0	241	0	(61)	0	(61)	180	(390)	(210)
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	22	0	0	22	(13)	0	0	(13)	9	0	9
SOG	0	0	0	0	(31)	(15)	0	(46)	(46)	0	(46)

Total Over the Counter	$66	$570	$7,193	$7,829	$(155)	$(145)	$(465)	$(765)

(j)	Securities with an aggregate market value of $433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$29	$29
Swap Agreements	0	0	0	0	40	40

	$0	$0	$0	$0	$69	$69

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$66	$0	$66
Purchased Options	0	0	0	0	570	570
Swap Agreements	0	25	7,168	0	0	7,193

	$0	$25	$7,168	$66	$570	$7,829

	$0	$25	$7,168	$66	$639	$7,898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36
Swap Agreements	0	4	0	0	21	25

	$0	$4	$0	$0	$57	$61

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$155	$0	$155
Written Options	0	0	0	26	119	145
Swap Agreements	0	458	0	0	7	465

	$0	$458	$0	$181	$126	$765

	$0	$462	$0	$181	$183	$826

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(22)	$0	$0	$(22)
Written Options	0	0	33	0	88	121
Futures	0	0	0	0	323	323
Swap Agreements	0	(198)	0	0	235	37

	$0	$(198)	$11	$0	$646	$459

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(436)	$0	$(436)
Purchased Options	0	0	0	73	(99)	(26)
Written Options	0	0	0	61	24	85
Swap Agreements	0	82	733	0	49	864

	$0	$82	$733	$(302)	$(26)	$487

	$0	$(116)	$744	$(302)	$620	$946

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$12	$0	$0	$12
Written Options	0	0	(9)	0	(4)	(13)
Futures	0	0	0	0	(178)	(178)
Swap Agreements	0	128	0	0	(477)	(349)

	$0	$128	$3	$0	$(659)	$(528)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$236	$0	$236
Purchased Options	0	0	0	(59)	(179)	(238)
Written Options	0	0	0	(16)	123	107
Swap Agreements	0	223	4,361	0	(32)	4,552

	$0	$223	$4,361	$161	$(88)	$4,657

	$0	$351	$4,364	$161	$(747)	$4,129

94	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$693	$9	$702
Corporate Bonds & Notes
Banking & Finance	0	4,385	0	4,385
Industrials	0	2,281	0	2,281
Utilities	0	671	0	671
Municipal Bonds & Notes
Illinois	0	223	0	223
U.S. Government Agencies	0	733	0	733
U.S. Treasury Obligations	0	24,752	0	24,752
Non-Agency Mortgage-Backed Securities	0	8,503	0	8,503
Asset-Backed Securities	0	4,281	0	4,281
Sovereign Issues	0	949	0	949
Short-Term Instruments
Certificates of Deposit	0	1,000	0	1,000
Commercial Paper	0	8,137	0	8,137
Repurchase Agreements	0	8,896	0	8,896
Argentina Treasury Bills	0	99	0	99

	$0	$65,603	$9	$65,612

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,105	$0	$0	$26,105

Total Investments	$26,105	$65,603	$9	$91,717

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(195)	$0	$(195)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	40	0	69
Over the counter	0	7,829	0	7,829

	$29	$7,869	$0	$7,898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(25)	0	(61)
Over the counter	0	(765)	0	(765)

	$(36)	$(790)	$0	$(826)

Total Financial Derivative Instruments	$(7)	$7,079	$0	$7,072

Totals	$26,098	$72,487	$9	$98,594

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.7%

CORPORATE BONDS & NOTES 13.4%

BANKING & FINANCE 9.8%
Bank of America Corp.
2.650% due 04/01/2019		$100	$101
Barclays PLC
3.200% due 08/10/2021		1,200	1,219
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,324
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	305
BRFkredit A/S
2.000% due 04/01/2018	DKK	500	80
4.000% due 01/01/2018		1,900	305
Caixa Economica Federal
2.375% due 11/06/2017		$100	100
Deutsche Bank AG
4.250% due 10/14/2021		1,300	1,363
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	201
General Motors Financial Co., Inc.
2.569% (US0003M + 1.270%) due 10/04/2019 ~		700	711
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,321
2.485% (US0003M + 1.170%) due 11/15/2021 ~		300	304
HBOS PLC
6.750% due 05/21/2018		100	103
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		300	310
International Lease Finance Corp.
7.125% due 09/01/2018		500	524
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(e)	GBP	332	499
Morgan Stanley
3.875% due 04/29/2024		$600	630
5.950% due 12/28/2017		400	404
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	900	144
Nykredit Realkredit A/S
1.000% due 01/01/2018		1,600	255
1.000% due 04/01/2018		5,300	848
1.000% due 07/01/2018		6,800	1,092
2.000% due 04/01/2018		4,800	772
2.000% due 07/01/2018		400	65
Realkredit Danmark A/S
1.000% due 01/01/2018		4,500	717
1.000% due 04/01/2018		13,600	2,177
2.000% due 01/01/2018		1,900	304
2.000% due 04/01/2018		2,400	386
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(e)		$400	420
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	80	113
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		$400	400
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	100	118

			17,615

INDUSTRIALS 2.8%
AbbVie, Inc.
2.300% due 05/14/2021		$100	100
4.700% due 05/14/2045		100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Allergan Funding SCS
4.750% due 03/15/2045	$201	$218
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	500	518
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	200	201
2.764% due 08/15/2022	100	101
Charter Communications Operating LLC
4.464% due 07/23/2022	300	317
4.908% due 07/23/2025	400	428
6.384% due 10/23/2035	100	117
6.484% due 10/23/2045	100	118
6.834% due 10/23/2055	100	122
CNPC General Capital Ltd.
2.750% due 05/14/2019	700	705
CVS Health Corp.
3.500% due 07/20/2022	200	208
Forest Laboratories LLC
4.875% due 02/15/2021	93	100
Kraft Heinz Foods Co.
2.000% due 07/02/2018	100	100
3.500% due 07/15/2022	100	104
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	100	110
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	300	300
2.650% due 07/13/2022	100	100
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	190	190
2.400% due 09/23/2021	160	160
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	318	313

		4,951

UTILITIES 0.8%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	100	101
3.000% due 06/30/2022	600	607
4.500% due 05/15/2035	100	99
5.000% due 03/01/2021	100	108
Petrobras Global Finance BV
5.299% due 01/27/2025	531	531

		1,446

Total Corporate Bonds & Notes (Cost $22,962)		24,012

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	15	15
Freddie Mac
1.634% (LIBOR01M + 0.400%) due 11/15/2043 ~	400	401

Total U.S. Government Agencies (Cost $414)		416

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Bonds
4.250% due 05/15/2039 (j)	500	625
4.500% due 08/15/2039	6,300	8,144
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	5,109	5,135
0.125% due 01/15/2023 (h)	3,818	3,809
0.125% due 07/15/2024	5,155	5,103
0.375% due 07/15/2023	2,630	2,664
0.375% due 01/15/2027	912	901
0.375% due 07/15/2027	1,801	1,784
0.625% due 01/15/2026 (h)	618	626
2.375% due 01/15/2025	1,169	1,335

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.250% due 02/15/2027		$300	$298
2.250% due 08/15/2027		1,700	1,689

Total U.S. Treasury Obligations (Cost $32,145)			32,113

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
BCAP LLC Trust
1.447% (US0001M + 0.210%) due 05/25/2047 ~		258	226
5.250% due 04/26/2037		608	541
Bear Stearns Adjustable Rate Mortgage Trust
3.574% due 01/25/2034 ~		66	63
3.576% due 02/25/2034 ~		227	231
Bear Stearns ALT-A Trust
3.477% due 11/25/2036 ~		439	410
Bear Stearns Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 06/25/2047 ~		90	84
1.417% (US0001M + 0.180%) due 10/25/2036 ~		527	490
Berica Residential MBS SRL
0.268% (EUR006M + 0.200%) due 03/31/2048 ~	EUR	99	116
Citigroup Commercial Mortgage Trust
1.979% due 09/10/2045 ~(a)		$702	43
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		27	27
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	353	417
Countrywide Alternative Loan Trust
1.447% (US0001M + 0.210%) due 07/25/2046 ~		$526	508
1.457% (US0001M + 0.220%) due 08/25/2047 ~		1,548	1,526
1.517% (US0001M + 0.280%) due 12/25/2035 ~		27	26
1.637% (US0001M + 0.400%) due 08/25/2035 ~		731	534
1.737% (US0001M + 0.500%) due 12/25/2035 ^~		121	89
6.000% due 01/25/2037 ^		553	486
Countrywide Home Loan Mortgage Pass-Through Trust
3.124% due 02/20/2036 ~		654	542
3.165% due 11/25/2034 ~		21	21
3.306% (US0012M + 1.750%) due 02/20/2036 ^~		402	369
3.367% due 10/19/2032 ~		15	15
3.367% due 10/20/2035 ~		246	219
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		74	74
Credit Suisse First Boston Mortgage Securities Corp.
1.887% (US0001M + 0.650%) due 11/25/2031 ~		51	47
Eurohome UK Mortgages PLC
0.477% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	291	380
IndyMac Mortgage Loan Trust
3.408% due 05/25/2036 ^~		$137	124
3.517% due 06/25/2035 ^~		265	238
JPMorgan Mortgage Trust
3.578% due 08/25/2036 ^~		31	29
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~		10	9
Merrill Lynch Alternative Note Asset Trust
1.437% (US0001M + 0.200%) due 03/25/2037 ~		3,593	1,786
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		2	2
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		580	535

96	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Newgate Funding PLC
0.437% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	900	$1,123
Puma SE
2.390% (BBSW1M + 0.790%) due 10/18/2045 ~	AUD	236	185
2.500% (BBSW1M + 0.900%) due 05/13/2045 ~		239	187
RMAC PLC
0.005% (EUR003M + 0.130%) due 06/12/2037 ~	EUR	1,590	1,811
RMAC Securities PLC
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	686	885
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~		$25	25
Thornburg Mortgage Securities Trust
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~		30	28
WaMu Mortgage Pass-Through Certificates Trust
1.889% (12MTA + 1.000%) due 02/25/2046 ~		53	52
Wells Fargo Commercial Mortgage Trust
2.257% (LIBOR01M + 1.030%) due 02/15/2027 ~		300	300
Wells Fargo Mortgage-Backed Securities Trust
3.161% due 03/25/2035 ~		413	417

Total Non-Agency Mortgage-Backed Securities (Cost $15,930)			15,220

ASSET-BACKED SECURITIES 16.3%
ACE Securities Corp. Home Equity Loan Trust
1.857% (US0001M + 0.620%) due 02/25/2036 ^~		502	473
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		781	752
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~		700	701
Bear Stearns Asset-Backed Securities Trust
1.687% (US0001M + 0.450%) due 08/25/2036 ~		300	274
2.632% (US0001M + 1.395%) due 01/25/2035 ~		13	12
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~		301	242
1.397% (US0001M + 0.160%) due 12/25/2036 ~		191	127
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~		2,205	2,200
1.377% (US0001M + 0.140%) due 08/25/2037 ~		464	390
1.377% (US0001M + 0.140%) due 06/25/2047 ^~		721	579
1.487% (US0001M + 0.250%) due 06/25/2047 ~		300	248
1.597% (US0001M + 0.360%) due 02/25/2036 ~		65	66
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~		200	200
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~		516	516
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~		18	18
GSAMP Trust
1.377% (US0001M + 0.140%) due 06/25/2036 ~		536	526
1.387% (US0001M + 0.150%) due 09/25/2036 ~		1,425	719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.887% (US0001M + 1.650%) due 10/25/2034 ~	$127	$124
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~	700	700
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	250	251
2.486% (US0003M + 1.180%) due 07/19/2026 ~	500	502
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~	1,717	776
JPMorgan Mortgage Acquisition Corp.
1.942% (US0001M + 0.705%) due 09/25/2035 ~	239	231
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	300	302
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 09/25/2034 ~	312	314
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~	998	568
Morgan Stanley ABS Capital, Inc. Trust
1.317% (US0001M + 0.080%) due 09/25/2036 ~	37	23
1.367% (US0001M + 0.130%) due 10/25/2036 ~	136	126
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~	900	903
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~	400	401
Navient Private Education Loan Trust
1.934% (US0001M + 0.700%) due 09/16/2024 ~	222	223
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	250	251
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	500	501
OHA Loan Funding Ltd.
2.663% (US0003M + 1.350%) due 01/23/2027 ~	900	909
OneMain Financial Issuance Trust
2.470% due 09/18/2024	94	94
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 01/25/2037 ~	159	109
Popular ABS Mortgage Pass-Through Trust
1.487% (US0001M + 0.250%) due 06/25/2047 ^~	772	749
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	2,571	1,461
Residential Asset Mortgage Products Trust
1.577% (US0001M + 0.340%) due 03/25/2036 ~	2,700	2,375
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~	267	248
1.407% (US0001M + 0.170%) due 11/25/2036 ~	782	705
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~	300	302
Soundview Home Loan Trust
1.397% (US0001M + 0.160%) due 11/25/2036 ~	132	124
Specialty Underwriting & Residential Finance Trust
2.212% (US0001M + 0.975%) due 12/25/2035 ~	495	495

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SpringCastle America Funding LLC
3.050% due 04/25/2029		$733	$739
Structured Asset Securities Corp. Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2047 ~		2,500	2,413
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		600	601
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		700	702
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~		400	402
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~		600	601
2.494% (US0003M + 1.180%) due 04/26/2026 ~		250	251
WaMu Asset-Backed Certificates WaMu Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~		2,034	1,589

Total Asset-Backed Securities (Cost $28,161)			29,108

SOVEREIGN ISSUES 1.1%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	7,300	447
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	4,011	849
6.000% due 05/15/2055		600	660

Total Sovereign Issues (Cost $1,928)			1,956

SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.827% due 05/17/2018		$100	100
1.940% due 09/04/2018		1,000	1,001
Norinchukin Bank
2.019% due 10/12/2017		1,400	1,400
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		300	300

			2,801

COMMERCIAL PAPER 4.7%
Energy Transfer Partners
2.200% due 10/02/2017		1,500	1,500
2.200% due 10/06/2017		400	400
Engie
1.590% due 10/04/2017		300	300
Mattel, Inc.
1.720% due 10/16/2017		1,900	1,899
NiSource Finance Corp.
1.450% due 10/16/2017		2,300	2,298
WPP CP Finance PLC
1.700% due 02/13/2018		2,000	1,988

			8,385

REPURCHASE AGREEMENTS (f) 5.8%
			10,373

ARGENTINA TREASURY BILLS 0.1%
2.830% due 02/09/2018 - 03/16/2018 (b)(c)		200	198

Total Short-Term Instruments (Cost $21,755)			21,757

Total Investments in Securities (Cost $123,295)			124,582

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 29.7%

SHORT-TERM INSTRUMENTS 29.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.7%
PIMCO Short-Term Floating NAV Portfolio III	3,610,573	$35,690
PIMCO Short-Term Floating NAV Portfolio IV	1,733,097	17,359

Total Short-Term Instruments (Cost $53,012)		53,049

Total Investments in Affiliates (Cost $53,012)		53,049

Total Investments 99.4% (Cost $176,307)		$177,631

Financial Derivative Instruments (g)(i) 9.0%
(Cost or Premiums, net $1,818)		16,082

Other Assets and Liabilities, net (8.4)%		(15,069)

Net Assets 100.0%		$178,644

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$473	U.S. Treasury Notes 1.750% due 05/31/2022	$(485)	$473	$473
TDM	1.220	09/29/2017	10/02/2017	9,900	U.S. Treasury Bonds 4.625% due 02/15/2040	(10,164)	9,900	9,901

Total Repurchase Agreements						$(10,649)	$10,373	$10,374

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$473	$0	$0	$473	$(485)	$(12)
TDM	9,901	0	0	9,901	(10,164)	(263)

Total Borrowings and Other Financing Transactions	$10,374	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

98	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	84	$	20,608	$(12)	$0	$(6)
Euro-Bund 10-Year Bond December Futures	12/2017	120	EUR	22,836	(87)	30	(31)
U.S. Treasury 2-Year Note December Futures	12/2017	132	$	28,473	(78)	0	(17)
U.S. Treasury 5-Year Note December Futures	12/2017	14		1,645	(11)	0	(2)
U.S. Treasury 10-Year Note December Futures	12/2017	144		18,045	(159)	0	(34)
U.S. Treasury 30-Year Bond December Futures	12/2017	75		11,461	(195)	2	0
United Kingdom Long Gilt December Futures	12/2017	17	GBP	2,822	(88)	6	(1)

					$(630)	$38	$(91)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	84	$	(20,568)	$18	$8	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	21	EUR	(11)	6	3	(2)
Euro-Bobl December Futures	12/2017	30		(4,651)	14	2	(1)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	38		(6,968)	13	5	(11)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	21		(22)	(9)	2	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	30	$	(4,954)	91	0	(12)

					$133	$20	$(28)

Total Futures Contracts					$(497)	$58	$(119)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%	EUR	100	$1	$(1)	$0	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	3,480	$5	$(31)	$(26)	$0	$(1)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		1,870	0	(14)	(14)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		2,500	0	(19)	(19)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$37,100	(174)	(62)	(236)	5	0
Receive(4)	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		1,400	0	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		13,200	133	(73)	60	6	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		5,200	(30)	(14)	(44)	3	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		19,500	(25)	50	25	0	(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		11,900	578	(142)	436	22	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		7,000	(6)	(7)	(13)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		4,000	39	117	156	8	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	149	20	169	5	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		15,600	(356)	145	(211)	30	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		5,600	(136)	180	44	0	(9)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		2,000	(55)	191	136	0	(3)
Receive(4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		400	0	12	12	0	(1)
Receive(4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		400	(20)	48	28	0	(1)
Receive(4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		700	0	21	21	0	(1)
Receive(4)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		300	0	1	1	0	(1)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	4,700	0	(73)	(73)	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	2,600	(21)	(126)	(147)	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028	GBP	1,700	$(58)	$52	$(6)	$0	$(6)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		800	0	(10)	(10)	0	(2)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		2,900	0	(36)	(36)	0	(9)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		700	(37)	15	(22)	0	(5)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	190,000	59	132	191	13	0

							$45	$376	$421	$93	$(50)

Total Swap Agreements							$46	$375	$421	$93	$(50)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$58	$93	$151	$0	$(119)	$(50)	$(169)

(h)	Securities with an aggregate market value of $888 and cash of $1,087 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	ZAR	11,639		$880	$20	$0
	01/2018	DKK	8,137		1,190	0	(109)
	04/2018		6,713		983	0	(95)
	07/2018		7,619		1,129	0	(102)
BPS	01/2018	KRW	3,053,754		2,671	2	0
	01/2018		$127	DKK	829	6	0
	04/2018	DKK	7,528		$1,119	0	(90)
	12/2018	JPY	250,000		2,278	0	(1)
CBK	10/2017	EUR	978		1,167	11	0
	10/2017		$1,228	JPY	138,533	3	0
	10/2017		875	ZAR	11,262	0	(43)
	10/2017	ZAR	3,914		$298	9	0
	11/2017	JPY	138,533		1,230	0	(3)
	12/2017	MXN	41,097		2,267	37	0
	12/2018	JPY	420,000		3,831	3	0
	12/2018		$6,071	JPY	670,000	37	0
FBF	10/2017	BRL	4,002		$1,256	0	(8)
	10/2017		$1,264	BRL	4,002	0	0
GLM	10/2017	GBP	136		$178	0	(5)
	10/2017	RUB	174,329		2,974	0	(39)
	11/2017	EUR	992	JPY	131,464	0	(4)
	04/2018	DKK	13,243		$1,959	0	(168)
	04/2018		$254	DKK	1,658	12	0

100	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
HUS	10/2017		$2,399	RUB	140,040	$22	$0
	01/2018	EUR	2,115	MXN	44,521	0	(107)
	01/2021	BRL	1,010		$156	0	(112)
JPM	10/2017	AUD	502		398	4	0
	10/2017	BRL	4,002		1,263	0	0
	10/2017		$1,277	BRL	4,002	0	(13)
	10/2017		4,852	GBP	3,622	4	(3)
	11/2017	BRL	4,002		$1,271	13	0
	11/2017	GBP	3,455		4,631	0	(4)
	04/2018	DKK	1,117		164	0	(16)
	07/2018		$53	DKK	343	2	0
MSB	01/2018	DKK	1,945		$288	0	(22)
NGF	01/2018		$386	ARS	7,110	3	0
RBC	01/2018	DKK	1,740		$251	0	(27)
SCX	10/2017	JPY	138,533		1,279	47	0
	12/2017	SGD	5,168		3,784	0	(29)
SOG	10/2017	GBP	3,486		4,527	0	(144)
TOR	11/2017		$11	ARS	198	0	0
UAG	12/2017		158	KRW	179,405	0	(1)

Total Forward Foreign Currency Contracts						$235	$(1,145)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	2,400	$275	$95
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		2,400	275	266
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	1,700	45	40
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	6,100	310	149
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	1,200	32	32
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	6,700	251	175
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		6,700	251	254
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		3,500	176	85
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	1,800	48	46
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	104,400	49	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		15,800	89	27
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		12,000	66	56
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		200	0	6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		200	0	9
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		2,200	253	100
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		2,200	253	234
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		30,700	18	0

								$2,391	$1,574

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$	67,400	$57	$1
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018		192,400	125	31
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017		53,600	6	0

							$188	$32

Total Purchased Options							$2,579	$1,606

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	1,488	$(13)	$(14)
	Call - OTC EUR versus JPY		138.300	12/19/2017		1,488	(13)	(8)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	1,072	(57)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		2,700	(28)	(28)

							$(111)	$(50)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 30,700	$(319)	$(155)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(97)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	2,000	(27)	(15)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	3,400	(90)	(35)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	300	(4)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	2,500	(68)	(58)

							$(705)	$(362)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$134,800	$(58)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	192,400	(19)	(3)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	53,600	0	0

						$(77)	$(3)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$ 5,100	$(11)	$(13)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	5,100	(9)	(6)

					$(20)	$(19)

Total Written Options					$(913)	$(434)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$800	$107	$(20)	$87	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	6,500	$(1)	$(11)	$0	$(12)

102	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RALVEIUT Index	1,059,846	1-Month USD-LIBOR plus a specified spread	Maturity	11/29/2017	$139,514	$0	$15,414	$15,414	$0
CBK	Receive	RALVEIUT Index	94,781	1-Month USD-LIBOR plus a specified spread	Monthly	10/12/2017	13,538	0	308	308	0
	Receive	RALVEIET Index	66,720	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	9,712	0	41	41	0

								$0	$15,763	$15,763	$0

Total Swap Agreements								$106	$15,732	$15,850	$(12)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$20	$0	$87	$107	$(306)	$0	$0	$(306)	$(199)	$276	$77
BPS	8	361	15,414	15,783	(91)	0	0	(91)	15,692	(15,673)	19
BRC	0	40	0	40	0	0	0	0	40	0	40
CBK	100	150	349	599	(46)	(177)	0	(223)	376	(320)	56
DUB	0	32	0	32	0	0	0	0	32	(20)	12
FBF	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
GLM	12	514	0	526	(216)	(112)	(12)	(340)	186	(333)	(147)
GSC	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
HUS	22	0	0	22	(219)	0	0	(219)	(197)	0	(197)
JPM	23	46	0	69	(36)	0	0	(36)	33	0	33
MSB	0	0	0	0	(22)	0	0	(22)	(22)	(10)	(32)
MYC	0	463	0	463	0	(98)	0	(98)	365	(472)	(107)
NGF	3	0	0	3	0	0	0	0	3	0	3
RBC	0	0	0	0	(27)	0	0	(27)	(27)	0	(27)
SCX	47	0	0	47	(29)	0	0	(29)	18	0	18
SOG	0	0	0	0	(144)	(28)	0	(172)	(172)	0	(172)
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$235	$1,606	$15,850	$17,691	$(1,145)	$(434)	$(12)	$(1,591)

(j)	Securities with an aggregate market value of $276 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$58	$58
Swap Agreements	0	0	0	0	93	93

	$0	$0	$0	$0	$151	$151

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$235	$0	$235
Purchased Options	0	0	0	0	1,606	1,606
Swap Agreements	0	87	15,763	0	0	15,850

	$0	$87	$15,763	$235	$1,606	$17,691

	$0	$87	$15,763	$235	$1,757	$17,842

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$119	$119
Swap Agreements	0	0	0	0	50	50

	$0	$0	$0	$0	$169	$169

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,145	$0	$1,145
Written Options	0	0	0	50	384	434
Swap Agreements	0	0	0	0	12	12

	$0	$0	$0	$1,195	$396	$1,591

	$0	$0	$0	$1,195	$565	$1,760

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(73)	$0	$(7)	$(80)
Written Options	0	0	108	0	258	366
Futures	0	0	10	0	789	799
Swap Agreements	0	(1)	0	0	415	414

	$0	$(1)	$45	$0	$1,455	$1,499

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,439)	$0	$(1,439)
Purchased Options	0	0	0	234	(585)	(351)
Written Options	0	0	0	141	87	228
Swap Agreements	0	18	85	0	180	283

	$0	$18	$85	$(1,064)	$(318)	$(1,279)

	$0	$17	$130	$(1,064)	$1,137	$220

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$39	$0	$2	$41
Written Options	0	0	(30)	0	(10)	(40)
Futures	0	0	3	0	(725)	(722)
Swap Agreements	0	0	0	0	(1,010)	(1,010)

	$0	$0	$12	$0	$(1,743)	$(1,731)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(256)	$0	$(256)
Purchased Options	0	0	0	(192)	(431)	(623)
Written Options	0	0	0	(49)	474	425
Swap Agreements	0	(9)	6,746	0	(159)	6,578

	$0	$(9)	$6,746	$(497)	$(116)	$6,124

	$0	$(9)	$6,758	$(497)	$(1,859)	$4,393

104	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,615	$0	$17,615
Industrials	0	4,951	0	4,951
Utilities	0	1,446	0	1,446
U.S. Government Agencies	0	416	0	416
U.S. Treasury Obligations	0	32,113	0	32,113
Non-Agency Mortgage-Backed Securities	0	15,220	0	15,220
Asset-Backed Securities	0	29,108	0	29,108
Sovereign Issues	0	1,956	0	1,956
Short-Term Instruments
Certificates of Deposit	0	2,801	0	2,801
Commercial Paper	0	8,385	0	8,385
Repurchase Agreements	0	10,373	0	10,373
Argentina Treasury Bills	0	198	0	198

	$0	$124,582	$0	$124,582

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,049	$0	$0	$53,049

Total Investments	$53,049	$124,582	$0	$177,631

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$58	$93	$0	$151
Over the counter	0	17,691	0	17,691

	$58	$17,784	$0	$17,842

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(119)	(50)	0	(169)
Over the counter	0	(1,591)	0	(1,591)

	$(119)	$(1,641)	$0	$(1,760)

Total Financial Derivative Instruments	$(61)	$16,143	$0	$16,082

Totals	$52,988	$140,725	$0	$193,713

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		$3,400	$3,340

Total Loan Participations and Assignments (Cost $3,287)			3,340

CORPORATE BONDS & NOTES 16.3%

BANKING & FINANCE 13.7%
Ally Financial, Inc.
4.750% due 09/10/2018		5,800	5,943
Bank of America Corp.
2.000% due 01/11/2018		600	601
2.650% due 04/01/2019		1,000	1,009
5.650% due 05/01/2018		6,500	6,649
5.750% due 12/01/2017		1,200	1,208
7.625% due 06/01/2019		5,400	5,895
Barclays Bank PLC
10.179% due 06/12/2021		25,400	31,474
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,600
7.250% due 02/01/2018		17,500	17,827
Blackstone CQP Holdco LP
6.500% due 03/20/2021		5,000	5,075
BRFkredit A/S
2.000% due 04/01/2018	DKK	6,500	1,045
4.000% due 01/01/2018		23,700	3,806
Credit Suisse AG
6.500% due 08/08/2023		$10,000	11,326
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	255
Deutsche Bank AG
4.250% due 10/14/2021		18,350	19,244
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		2,000	2,008
General Motors Financial Co., Inc.
2.569% (US0003M + 1.270%) due 10/04/2019 ~		9,000	9,141
Goldman Sachs Group, Inc.
2.333% (US0003M + 1.020%) due 10/23/2019 ~		1,700	1,721
2.473% (US0003M + 1.160%) due 04/23/2020 ~		5,800	5,896
2.485% (US0003M + 1.170%) due 11/15/2021 ~		6,000	6,085
HBOS PLC
6.750% due 05/21/2018		3,000	3,090
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		2,200	2,271
3.400% due 03/08/2021		1,900	1,960
4.300% due 03/08/2026		1,400	1,505
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(f)	GBP	1,400	2,103
Macquarie Bank Ltd.
6.625% due 04/07/2021		$84	94
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		11,300	11,301
Morgan Stanley
5.500% due 01/26/2020		3,400	3,653
5.950% due 12/28/2017		3,600	3,637
Navient Corp.
5.500% due 01/15/2019		5,600	5,801
8.000% due 03/25/2020		200	221
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	13,100	2,095
Nykredit Realkredit A/S
1.000% due 01/01/2018		6,800	1,084
1.000% due 04/01/2018		52,400	8,387
1.000% due 07/01/2018		13,900	2,233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 04/01/2018	DKK	71,000	$11,416
2.000% due 07/01/2018		6,600	1,068
Realkredit Danmark A/S
1.000% due 01/01/2018		74,200	11,828
1.000% due 04/01/2018		256,800	41,099
2.000% due 01/01/2018		35,100	5,607
2.000% due 04/01/2018		81,300	13,073
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(f)		$700	735
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(f)		200	222
Stadshypotek AB
4.250% due 10/10/2017	AUD	400	314
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	1,160	1,641
UBS AG
1.949% (US0003M + 0.640%) due 08/14/2019 ~		$9,800	9,866
7.625% due 08/17/2022		950	1,122
Wells Fargo & Co.
1.773% (US0003M + 0.460%) due 04/22/2019 ~		1,300	1,304

			286,538

INDUSTRIALS 1.9%
AbbVie, Inc.
2.900% due 11/06/2022		400	406
3.200% due 11/06/2022		200	205
4.700% due 05/14/2045		400	438
Allergan Funding SCS
4.750% due 03/15/2045		870	945
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		2,100	2,108
2.764% due 08/15/2022		1,300	1,308
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,383
4.908% due 07/23/2025		2,200	2,355
6.384% due 10/23/2035		300	352
6.484% due 10/23/2045		900	1,061
6.834% due 10/23/2055		100	122
CNPC General Capital Ltd.
2.750% due 05/14/2019		2,000	2,014
CVS Health Corp.
3.500% due 07/20/2022		200	208
Forest Laboratories LLC
4.375% due 02/01/2019		600	615
4.875% due 02/15/2021		1,209	1,299
5.000% due 12/15/2021		400	437
Hyundai Capital America
2.500% due 03/18/2019		2,000	2,002
Kraft Heinz Foods Co.
2.000% due 07/02/2018		400	401
3.500% due 07/15/2022		200	207
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		300	330
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,774
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~		5,000	5,000
2.650% due 07/13/2022		2,900	2,909
QUALCOMM, Inc.
4.800% due 05/20/2045		1,000	1,100
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,960	3,954
2.400% due 09/23/2021		4,100	4,089

			39,234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.7%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	$2,900	$2,915
2.254% (US0003M + 0.950%) due 07/15/2021 ~	8,400	8,510
4.500% due 05/15/2035	300	297
Petrobras Global Finance BV
5.299% due 01/27/2025	1,700	1,700
Verizon Communications, Inc.
3.376% due 02/15/2025	2,123	2,137

		15,559

Total Corporate Bonds & Notes (Cost $326,179)		341,331

MUNICIPAL BONDS & NOTES 0.5%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,100	1,264
7.750% due 01/01/2042	1,800	1,950

		3,214

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	700	1,070

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,155	6,024

Total Municipal Bonds & Notes (Cost $9,063)		10,308

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045	547	568
Freddie Mac
1.634% (LIBOR01M + 0.400%) due 11/15/2043 ~	400	401
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045	11,672	12,165
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~	284	284

Total U.S. Government Agencies (Cost $13,337)		13,418

U.S. TREASURY OBLIGATIONS 56.3%
U.S. Treasury Bonds
4.250% due 05/15/2039	13,000	16,258
4.375% due 11/15/2039 (i)	12,200	15,521
4.500% due 08/15/2039	26,610	34,400
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (i)(k)	31,340	31,026
0.250% due 01/15/2025	14,004	13,864
0.375% due 01/15/2027	3,648	3,604
0.625% due 01/15/2026	5,151	5,221
1.750% due 01/15/2028	5,024	5,625
2.375% due 01/15/2025	3,247	3,709
2.375% due 01/15/2027	94,679	110,690
2.500% due 01/15/2029	14,138	17,069
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)	16,200	16,079
1.375% due 10/31/2020 (k)(m)	5,600	5,553
1.500% due 08/15/2026	10,300	9,641
1.750% due 12/31/2020 (k)	30,900	30,955
1.750% due 09/30/2022	26,600	26,534

106	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 05/15/2023 (m)		$2,100	$2,069
1.875% due 08/31/2022 (i)(k)		223,200	222,581
1.875% due 10/31/2022 (i)		141,400	140,881
1.875% due 08/31/2024		52,900	51,942
2.000% due 11/30/2020 (k)(m)		5,500	5,555
2.000% due 12/31/2021 (i)		88,600	89,131
2.000% due 07/31/2022 (i)(k)		81,000	81,301
2.000% due 11/15/2026 (i)		64,300	62,644
2.125% due 08/31/2020 (k)(m)		10,600	10,751
2.125% due 05/15/2025 (k)		61,250	60,844
2.250% due 12/31/2023 (m)		6,000	6,055
2.250% due 11/15/2024 (k)		15,000	15,072
2.250% due 11/15/2025 (k)		35,299	35,289
2.250% due 08/15/2027		13,700	13,607
2.375% due 05/15/2027 (i)		30,000	30,117
2.750% due 11/15/2023 (k)(m)		900	935

Total U.S. Treasury Obligations (Cost $1,172,749)			1,174,523

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
Adjustable Rate Mortgage Trust
3.614% due 01/25/2036 ^~		10,433	9,699
Ally Financial, Inc.
2.500% due 12/15/2017 +(g)		5,000	4,995
Banc of America Mortgage Trust
3.915% due 05/25/2033 ~		100	102
BCAP LLC Trust
1.447% (US0001M + 0.210%) due 05/25/2047 ~		257	225
5.250% due 04/26/2037		2,279	2,027
Bear Stearns Adjustable Rate Mortgage Trust
3.445% due 08/25/2035 ~		1,801	1,720
3.576% due 02/25/2034 ~		227	231
3.641% due 02/25/2036 ^~		21	20
Bear Stearns ALT-A Trust
1.557% (US0001M + 0.320%) due 01/25/2047 ~		14,941	12,554
1.717% (US0001M + 0.480%) due 02/25/2036 ~		5,388	4,981
3.429% due 01/25/2036 ~		2,225	2,151
3.475% due 11/25/2036 ^~		1,049	905
Bear Stearns Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 06/25/2047 ~		1,597	1,481
1.417% (US0001M + 0.180%) due 10/25/2036 ~		8,758	8,134
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		5,566	4,951
Citigroup Commercial Mortgage Trust
1.979% due 09/10/2045 ~(a)		5,613	347
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~		2,657	2,116
Citigroup Mortgage Loan Trust, Inc.
5.500% due 07/25/2034		8,495	9,213
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		4,891	4,534
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	1,542	1,821
Countrywide Alternative Loan Trust
1.431% (US0001M + 0.195%) due 12/20/2046 ^~		$3,009	2,583
1.637% (US0001M + 0.400%) due 08/25/2035 ~		3,493	2,552
6.000% due 08/25/2036 ^		3,980	3,498
6.000% due 03/25/2037 ^		1,247	874
Countrywide Home Loan Mortgage Pass-Through Trust
3.124% due 02/20/2036 ~		2,788	2,311
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		296	296
Deutsche ALT-A Securities, Inc.
1.427% (US0001M + 0.190%) due 02/25/2037 ~		6,188	5,493

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eddystone Finance PLC
0.813% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	4,118	$5,524
Giovecca Mortgages SRL
0.268% (EUR003M + 0.600%) due 04/23/2048 ~	EUR	471	558
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		$467	477
3.390% due 04/25/2036 ~		212	194
3.407% due 11/25/2035 ~		304	301
6.250% due 10/25/2036 ^		1,707	1,685
HarborView Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 01/25/2047 ~		899	820
1.437% (US0001M + 0.200%) due 09/19/2046 ~		366	333
1.477% (US0001M + 0.240%) due 12/19/2036 ^~		55	49
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~		4,125	4,134
JPMorgan Mortgage Trust
6.000% due 06/25/2037		4,085	3,503
Lehman XS Trust
1.397% (LIBOR01M + 0.160%) due 03/25/2047 ^~		1,317	1,282
MASTR Alternative Loan Trust
6.500% due 12/25/2034		3,293	3,653
Merrill Lynch Alternative Note Asset Trust
1.437% (US0001M + 0.200%) due 03/25/2037 ~		51,295	26,230
Merrill Lynch Mortgage Investors Trust
2.237% (US0001M + 1.000%) due 10/25/2035 ~		19	18
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		505	484
Residential Accredit Loans, Inc. Trust
1.437% (US0001M + 0.200%) due 05/25/2047 ~		670	649
6.000% due 05/25/2037 ^		6,747	6,138
RMAC PLC
0.005% (EUR003M + 0.130%) due 06/12/2037 ~	EUR	1,561	1,778
Structured Adjustable Rate Mortgage Loan Trust
2.387% (US0001M + 1.150%) due 12/25/2037 ^~		$9,221	7,658
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		607	475
1.437% (US0001M + 0.200%) due 10/25/2036 ~		3,215	2,947
1.447% (US0001M + 0.210%) due 05/25/2046 ~		4,373	3,647
WaMu Mortgage Pass-Through Certificates Trust
2.207% (COF 11 + 1.500%) due 09/25/2046 ~		853	850
2.289% (12MTA + 1.400%) due 08/25/2042 ~		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
1.357% (US0001M + 0.120%) due 10/25/2036 ^~		9,775	5,478
1.639% (12MTA + 0.750%) due 02/25/2047 ^~		12,773	10,449
3.319% due 02/25/2033 ~		213	212
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		4,908	4,714
Wells Fargo Commercial Mortgage Trust
2.257% (LIBOR01M + 1.030%) due 02/15/2027 ~		7,300	7,296
Wells Fargo Mortgage-Backed Securities Trust
3.362% due 04/25/2036 ~		129	120

Total Non-Agency Mortgage-Backed Securities (Cost $187,770)			191,473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 23.4%
ACE Securities Corp. Home Equity Loan Trust
2.212% (US0001M + 0.975%) due 05/25/2034 ~	$2,361	$2,363
2.212% (US0001M + 0.975%) due 07/25/2035 ~	500	507
3.112% (US0001M + 1.875%) due 05/25/2034 ~	466	432
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	13,500	13,563
Ameriquest Mortgage Securities Trust
1.477% (US0001M + 0.240%) due 10/25/2036 ~	20,657	9,693
1.627% (US0001M + 0.390%) due 03/25/2036 ~	400	397
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.152% (US0001M + 0.915%) due 01/25/2035 ~	4,558	4,559
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~	10,700	10,718
Argent Securities Trust
1.427% (US0001M + 0.190%) due 03/25/2036 ~	5,946	5,404
Asset-Backed Funding Certificates Trust
2.237% (US0001M + 1.000%) due 06/25/2037 ~	65	52
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	922	616
4.612% due 10/25/2037	1,099	1,145
Citigroup Mortgage Loan Trust, Inc.
1.477% (US0001M + 0.240%) due 10/25/2036 ~	407	408
1.537% (US0001M + 0.300%) due 10/25/2036 ~	13,066	12,570
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2035 ~	2,740	2,358
1.377% (US0001M + 0.140%) due 03/25/2037 ~	3,309	2,780
1.377% (US0001M + 0.140%) due 08/25/2037 ~	1,681	1,412
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	777	624
1.387% (US0001M + 0.150%) due 01/25/2037 ~	2,463	2,380
1.417% (US0001M + 0.180%) due 11/25/2047 ^~	13,482	11,288
1.437% (US0001M + 0.200%) due 08/25/2036 ~	14,970	14,883
1.437% (US0001M + 0.200%) due 06/25/2037 ^~	2,246	1,885
1.437% (US0001M + 0.200%) due 06/25/2047 ~	2,195	1,901
1.457% (US0001M + 0.220%) due 05/25/2047 ~	5,000	3,929
1.467% (US0001M + 0.230%) due 05/25/2037 ~	11,500	8,520
1.477% (US0001M + 0.240%) due 03/25/2036 ~	1,988	1,640
1.487% (US0001M + 0.250%) due 01/25/2046 ~	7,093	5,901
1.567% (US0001M + 0.330%) due 07/25/2036 ~	641	602
2.037% (US0001M + 0.800%) due 11/25/2035 ~	180	180
Countrywide Asset-Backed Certificates Trust
1.367% (US0001M + 0.130%) due 04/25/2046 ~	2,558	2,105
1.377% (US0001M + 0.140%) due 02/25/2037 ~	4,323	4,177
1.377% (US0001M + 0.140%) due 03/25/2037 ~	1,904	1,829
1.387% (US0001M + 0.150%) due 02/25/2037 ~	459	460

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.387% (US0001M + 0.150%) due 03/25/2047 ~	$10,970	$10,377
1.397% (US0001M + 0.160%) due 03/25/2037 ~	630	618
1.497% (US0001M + 0.260%) due 09/25/2046 ~	5,600	5,194
First Franklin Mortgage Loan Trust
1.347% (US0001M + 0.110%) due 12/25/2037 ~	16,378	11,596
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~	3,100	3,101
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~	774	774
Fremont Home Loan Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~	14,861	7,860
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~	389	390
GE-WMC Asset-Backed Pass-Through Certificates
1.487% (US0001M + 0.250%) due 12/25/2035 ~	6,983	6,848
GSAMP Trust
2.887% (US0001M + 1.650%) due 10/25/2034 ~	547	533
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~	9,200	9,200
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	2,750	2,766
2.486% (US0003M + 1.180%) due 07/19/2026 ~	7,300	7,333
Home Equity Loan Trust
1.397% (US0001M + 0.160%) due 04/25/2037 ~	5,200	5,161
HSI Asset Securitization Corp. Trust
1.567% (US0001M + 0.330%) due 02/25/2036 ~	4,872	4,031
JPMorgan Mortgage Acquisition Trust
1.327% (US0001M + 0.090%) due 07/25/2036 ~	2,258	1,166
1.372% (US0001M + 0.135%) due 07/25/2036 ~	3,500	2,689
1.477% (US0001M + 0.240%) due 11/25/2036 ~	10,369	9,440
1.497% (US0001M + 0.260%) due 06/25/2037 ~	5,600	5,195
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	3,600	3,624
Long Beach Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~	17,682	10,392
MASTR Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 10/25/2036 ~	6,909	4,551
1.477% (US0001M + 0.240%) due 08/25/2036 ~	4,036	2,296
Merrill Lynch Mortgage Investors Trust
1.307% (US0001M + 0.070%) due 04/25/2047 ~	9,862	6,129
Morgan Stanley ABS Capital, Inc. Trust
1.317% (US0001M + 0.080%) due 09/25/2036 ~	166	103
1.367% (US0001M + 0.130%) due 10/25/2036 ~	588	545
1.477% (US0001M + 0.240%) due 06/25/2036 ~	3,806	2,694
1.487% (US0001M + 0.250%) due 03/25/2037 ~	1,511	821
1.677% (US0001M + 0.440%) due 11/25/2035 ~	4,688	4,234
2.167% (US0001M + 0.930%) due 03/25/2035 ~	900	909

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Home Equity Loan Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~		$5,680	$3,552
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~		14,400	14,455
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~		7,200	7,214
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~		3,450	3,457
NovaStar Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~		9,019	4,436
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~		7,200	7,219
OHA Loan Funding Ltd.
2.663% (US0003M + 1.350%) due 01/23/2027 ~		11,700	11,814
OneMain Financial Issuance Trust
2.470% due 09/18/2024		843	845
Popular ABS Mortgage Pass-Through Trust
1.487% (US0001M + 0.250%) due 06/25/2047 ^~		3,279	3,185
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		16,457	9,356
6.998% due 09/25/2037 ^		2,387	1,387
Residential Asset Mortgage Products Trust
1.457% (US0001M + 0.220%) due 12/25/2036 ~		8,872	8,477
1.854% (LIBOR01M + 0.620%) due 07/25/2034 ~		10,521	7,633
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		1,163	1,078
1.477% (US0001M + 0.240%) due 08/25/2036 ~		11,000	8,408
1.677% (US0001M + 0.440%) due 12/25/2035 ~		13,186	10,816
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~		2,198	1,358
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~		4,400	4,422
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	1,049	1,239
Soundview Home Loan Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~		$538	210
1.387% (US0001M + 0.150%) due 06/25/2036 ~		265	264
1.397% (US0001M + 0.160%) due 11/25/2036 ~		608	571
1.477% (US0001M + 0.240%) due 07/25/2036 ~		12,000	9,767
1.487% (US0001M + 0.250%) due 07/25/2037 ~		4,360	3,768
2.537% (US0001M + 1.300%) due 10/25/2037 ~		10,700	8,085
Specialty Underwriting & Residential Finance Trust
2.212% (US0001M + 0.975%) due 12/25/2035 ~		2,121	2,121
SpringCastle America Funding LLC
3.050% due 04/25/2029		13,126	13,230
Structured Asset Investment Loan Trust
1.657% (US0001M + 0.420%) due 11/25/2035 ~		12,000	11,052
Structured Asset Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~		4,852	3,390
1.577% (US0001M + 0.340%) due 02/25/2036 ~		2,500	2,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.607% (US0001M + 0.370%) due 04/25/2036 ~		$2,500	$2,323
1.687% (US0001M + 0.450%) due 05/25/2037 ~		6,900	6,415
Structured Asset Securities Corp. Trust
1.697% (US0001M + 0.460%) due 09/25/2035 ~		5,100	4,750
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		9,500	9,517
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		3,742	3,749
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		10,100	10,126
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~		6,800	6,828
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~		8,300	8,312
2.494% (US0003M + 1.180%) due 04/26/2026 ~		3,350	3,365
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,889	1,895
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		59	59
WaMu Asset-Backed Certificates WaMu Trust
1.462% (US0001M + 0.225%) due 05/25/2047 ~		4,889	4,023

Total Asset-Backed Securities (Cost $457,272)			488,522

SOVEREIGN ISSUES 1.5%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	99,100	6,063
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	34,882	12,316
6.000% due 05/15/2055		8,800	9,684
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,900	3,024

Total Sovereign Issues (Cost $30,657)			31,087

SHORT-TERM INSTRUMENTS 3.0%

CERTIFICATES OF DEPOSIT 2.1%
Barclays Bank PLC
1.940% due 09/04/2018		12,700	12,710
Norinchukin Bank
2.019% due 10/10/2017		5,900	5,901
2.019% due 10/11/2017		20,600	20,606
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		4,100	4,101

			43,318

COMMERCIAL PAPER 0.7%
Engie
1.590% due 10/04/2017		3,300	3,299
ENI Finance USA, Inc.
1.980% due 05/07/2018		5,000	4,949
HP, Inc.
1.530% due 10/23/2017		6,000	5,996

			14,244

REPURCHASE AGREEMENTS (h) 0.0%
			1,058

108	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.2%
2.833% due 11/24/2017 - 03/16/2018 (b)(c)	$3,200	$3,169

U.S. TREASURY BILLS 0.0%
0.990% due 11/09/2017 (c)(d)(m)	267	267

Total Short-Term Instruments (Cost $62,029)		62,056

Total Investments in Securities (Cost $2,262,343)		2,316,058

	SHARES
INVESTMENTS IN AFFILIATES 11.3%

SHORT-TERM INSTRUMENTS 11.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short-Term Floating NAV Portfolio III	464,270	4,589

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio IV	23,158,448	$231,955

Total Short-Term Instruments (Cost $236,281)		236,544

Total Investments in Affiliates (Cost $236,281)		236,544

Total Investments 122.3% (Cost $2,498,624)		$2,552,602

Financial Derivative Instruments (j)(l) 3.4% (Cost or Premiums, net $17,457)		70,819

Other Assets and Liabilities, net (25.7)%		(536,828)

Net Assets 100.0%		$2,086,593

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$ 4,993	$4,995	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$1,058	U.S. Treasury Notes 1.750% due 05/31/2022	$(1,081)	$1,058	$1,058

Total Repurchase Agreements						$(1,081)	$1,058	$1,058

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.550%	09/29/2017	10/02/2017	$(9,294)	$(9,295)
	1.150	09/07/2017	10/03/2017	(12,811)	(12,821)
	1.360	09/26/2017	10/03/2017	(4,747)	(4,748)
DEU	1.270	09/21/2017	10/05/2017	(5,044)	(5,046)
GRE	1.290	09/27/2017	10/04/2017	(19,646)	(19,650)
	1.320	09/28/2017	10/05/2017	(39,350)	(39,356)
JPS	1.220	08/21/2017	10/20/2017	(20,655)	(20,684)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
	1.270	08/18/2017	11/17/2017	$(14,681)	$(14,705)
	1.310	09/15/2017	12/06/2017	(14,413)	(14,422)
RDR	1.230	09/21/2017	10/11/2017	(50,688)	(50,706)
SCX	1.270	08/17/2017	10/17/2017	(48,904)	(48,983)
	1.280	08/23/2017	10/23/2017	(34,020)	(34,068)
	1.280	09/07/2017	10/11/2017	(138,572)	(138,695)
	1.280	09/28/2017	10/16/2017	(7,747)	(7,749)
	1.300	09/28/2017	10/12/2017	(2,970)	(2,970)
SGY	1.250	09/14/2017	10/16/2017	(5,221)	(5,224)

Total Reverse Repurchase Agreements					$(429,122)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	0.850%	09/29/2017	10/02/2017	$(791)	$(791)
	1.270	08/24/2017	10/05/2017	(34,704)	(34,700)
	1.280	08/25/2017	10/06/2017	(4,665)	(4,664)
	1.360	09/19/2017	10/03/2017	(6,173)	(6,173)
NOM	1.340	09/21/2017	10/05/2017	(4,789)	(4,788)
TDM	1.300	09/29/2017	10/02/2017	(6,655)	(6,656)

Total Sale-Buyback Transactions					$(57,772)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(26,864)	$0	$(26,864)	$26,574	$(290)
DEU	0	(5,046)	0	(5,046)	5,019	(27)
FICC	1,058	0	0	1,058	(1,081)	(23)
GRE	0	(59,006)	0	(59,006)	58,542	(464)
JPS	0	(49,811)	0	(49,811)	49,283	(528)
RDR	0	(50,706)	0	(50,706)	50,300	(406)
SCX	0	(232,465)	0	(232,465)	231,494	(971)
SGY	0	(5,224)	0	(5,224)	5,120	(104)

Master Securities Forward Transaction Agreement
GSC	0	0	(46,328)	(46,328)	45,737	(591)
NOM	0	0	(4,788)	(4,788)	4,718	(70)
TDM	0	0	(6,656)	(6,656)	6,634	(22)

Total Borrowings and Other Financing Transactions	$1,058	$(429,122)	$(57,772)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(399,995)	$(29,127)	$0	$(429,122)

Total	$0	$(399,995)	$(29,127)	$0	$(429,122)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(57,772)	0	0	(57,772)

Total	$0	$(57,772)	$0	$0	$(57,772)

Total Borrowings	$0	$(457,767)	$(29,127)	$0	$(486,894)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(486,894)

110	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(i)	Securities with an aggregate market value of $483,421 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(87,631) at a weighted average interest rate of 1.234%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,008	$	247,300	$(140)	$0	$(75)
Australia Government 10-Year Bond December Futures	12/2017	45	AUD	4,484	(86)	7	(26)
Euro-Bund 10-Year Bond December Futures	12/2017	1,734	EUR	329,976	(2,554)	430	(451)
U.S. Treasury 5-Year Note December Futures	12/2017	60	$	7,050	(49)	0	(10)
U.S. Treasury 30-Year Bond December Futures	12/2017	1,037		158,467	(2,677)	33	0
United Kingdom Long Gilt December Futures	12/2017	543	GBP	90,138	(2,798)	182	(22)

					$(8,304)	$652	$(584)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,008	$	(246,821)	$213	$101	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	253	EUR	(135)	74	33	(27)
Euro-Bobl December Futures	12/2017	444		(68,839)	212	26	(16)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	641		(117,534)	696	91	(182)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	253		(260)	(107)	27	(24)
U.S. Treasury 2-Year Note December Futures	12/2017	530	$	(114,323)	339	66	0
U.S. Treasury 10-Year Note December Futures	12/2017	919		(115,162)	1,191	215	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	200		(33,025)	606	0	(81)

					$3,224	$559	$(330)

Total Futures Contracts					$(5,080)	$1,211	$(914)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$161,100	$(3,367)	$(179)	$(3,546)	$0	$(67)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-24 5-Year Index	1.000%	Quarterly	06/20/2020	$24,300	$486	$(1)	$485	$7	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	6,400	(11)	150	139	2	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,100	21	2	23	1	0

					$496	$151	$647	$10	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	50,430	$68	$(445)	$(377)	$0	$(13)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		26,870	0	(204)	(204)	0	(7)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		36,700	0	(283)	(283)	0	(10)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	244,500	(1,050)	(507)	(1,557)	35	0
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		576,000	17	(376)	(359)	113	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		299,200	3,026	(1,673)	1,353	125	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		37,200	(171)	(218)	(389)	21	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		64,900	(375)	(170)	(545)	37	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		36,900	57	43	100	64	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		246,500	(319)	629	310	0	(83)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		174,000	(149)	(173)	(322)	22	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		255,210	(1,681)	11,678	9,997	481	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		40,100	2,419	288	2,707	75	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		165,200	(3,786)	1,549	(2,237)	322	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		57,800	(2,074)	2,532	458	0	(97)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		25,000	(690)	2,391	1,701	0	(44)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		7,400	(602)	1,069	467	0	(13)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		5,450	0	170	170	0	(10)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		36,800	(147)	2,685	2,538	0	(68)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		8,300	0	249	249	0	(15)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	69,200	0	(1,077)	(1,077)	4	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	66,700	(650)	(3,119)	(3,769)	0	(81)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		33,000	(1,269)	1,149	(120)	0	(112)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		11,700	4	(147)	(143)	0	(35)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		49,900	0	(622)	(622)	0	(151)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		9,200	(563)	275	(288)	0	(71)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	2,610,000	822	1,807	2,629	185	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	516	229	0	(15)

							$(7,400)	$18,016	$10,616	$1,484	$(825)

Total Swap Agreements							$(10,271)	$17,988	$7,717	$1,494	$(892)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,211	$1,494	$2,705	$0	$(914)	$(892)	$(1,806)

(k)	Securities with an aggregate market value of $36,088 and cash of $1,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

112	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$490	DKK	3,065	$0	$(3)
	11/2017	EUR	1,976		$2,359	18	0
	11/2017		$15,928	EUR	13,487	49	0
	01/2018	DKK	118,128		$17,331	3	(1,538)
	04/2018		102,957		15,084	0	(1,455)
	07/2018		6,905		1,029	0	(87)
BPS	10/2017	BRL	69,602		21,970	0	(6)
	10/2017		$22,201	BRL	69,602	0	(225)
	11/2017	BRL	69,602		$22,108	228	0
	01/2018		$1,938	DKK	12,716	92	0
	04/2018	DKK	181,756		$26,966	0	(2,231)
	12/2018	JPY	3,100,000		28,251	0	(8)
CBK	10/2017		$15,396	JPY	1,736,683	38	0
	10/2017		11,317	ZAR	145,680	0	(560)
	10/2017	ZAR	24,411		$1,859	57	0
	11/2017	JPY	1,736,683		15,417	0	(38)
	07/2018	DKK	13,866		2,134	0	(106)
	12/2018	JPY	5,210,000		47,527	33	0
	12/2018		$75,299	JPY	8,310,000	454	0
DUB	12/2017	MXN	529,631		$29,111	364	0
FBF	10/2017	BRL	69,602		21,841	0	(135)
	10/2017		$21,970	BRL	69,602	6	0
GLM	10/2017	CAD	1,663		$1,332	0	0
	10/2017	NOK	1,060		136	3	0
	10/2017	RUB	1,372,493		23,416	0	(310)
	11/2017	EUR	12,268	JPY	1,625,974	0	(55)
	12/2017		$228	HUF	58,982	0	(4)
	12/2017		716	MYR	3,016	0	(3)
	04/2018	DKK	196,717		$29,093	0	(2,506)
	04/2018		$3,553	DKK	23,197	173	0
HUS	10/2017	DKK	3,065		$473	0	(14)
	11/2017		$863	TRY	3,128	4	0
	12/2017		8,428	SGD	11,508	62	0
	01/2018	EUR	26,084	MXN	549,068	0	(1,317)
	01/2021	BRL	4,390		$677	0	(489)
IND	10/2017	ZAR	145,967		11,039	261	0
JPM	10/2017	AUD	655		519	5	0
	10/2017	NZD	1,990		1,423	0	(14)
	10/2017		$36,992	GBP	27,628	29	0
	11/2017	GBP	27,628		$37,029	0	(28)
	11/2017	SEK	1,135		141	1	0
	12/2017		$5,396	ARS	97,711	37	0
	12/2017		20,557	RUB	1,190,504	0	(112)
	04/2018	DKK	16,035		$2,348	0	(228)
MSB	01/2018		27,345		4,052	0	(315)
RBC	01/2018		25,930		3,743	0	(399)
SCX	10/2017	JPY	1,736,683		16,029	595	0
	12/2017	SGD	76,969		56,346	0	(435)
SOG	10/2017	GBP	27,628		35,881	0	(1,141)
	01/2018	KRW	36,521,575		31,944	20	0
TOR	11/2017		$199	ARS	3,574	2	0
UAG	12/2017		1,205	HKD	9,408	1	0
	12/2017		824	KRW	936,258	0	(6)

Total Forward Foreign Currency Contracts						$2,535	$(13,768)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	30,200	$3,460	$1,197
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		30,200	3,460	3,346
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	26,600	700	622
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	25,400	1,292	620
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	18,300	485	489
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	109,700	4,105	2,865
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		109,700	4,105	4,162
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		50,600	2,618	1,235
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	27,100	724	693
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	1,317,000	620	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		203,400	1,154	341
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		151,000	833	705
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,200	0	66
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,200	0	93
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,850	2,782	1,476
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		43,000	4,953	1,955
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		43,000	4,953	4,580
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		379,000	219	0

								$36,463	$24,445

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost		Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$838,000	$	754	$	13
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	2,958,400		1,923		476
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	762,400		76		0

						$	2,753	$	489

Total Purchased Options						$	39,216	$	24,934

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Premiums (Received)		Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018			$11,500	$	(123)	$	(117)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EU	R	18,646		(157)		(173)
	Call - OTC EUR versus JPY		138.300	12/19/2017			18,646		(166)		(106)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018			$6,515		(347)		0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018			20,400		(213)		(208)

								$	(1,006)	$	(604)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 126,800	$(1,319)	$(641)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	252,800	(2,692)	(1,279)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	22,300	(302)	(167)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	289,300	(3,062)	(1,593)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	43,800	(1,156)	(454)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	6,200	(83)	(47)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	31,100	(845)	(717)

							$ (9,459)	$(4,898)

114	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$1,676,000	$(871)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	2,958,400	(296)	(51)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	762,400	0	0

						$(1,167)	$(51)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$ 64,200	$(136)	$(168)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	64,200	(115)	(68)

					$(251)	$(236)

Total Written Options					$(11,883)	$(5,789)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 3,000	$402	$(75)	$327	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	55,600	$(7)	$(98)	$0	$(105)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RALVEIET Index	1,509,739	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	$172,020	$0	$(3,136)	$0	$(3,136)
	Receive	RALVEIET Index	2,438,894	1-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	260,816	0	11,963	11,963	0
FBF	Receive	RALVEIET Index	3,097,719	1-Month USD-LIBOR plus a specified spread	Maturity	11/29/2017	294,396	0	52,164	52,164	0
JPM	Receive	RALVEIET Index	194,548	1-Month USD-LIBOR plus a specified spread	Monthly	03/07/2018	22,167	0	(405)	0	(405)
	Receive	RALVEIET Index	3,681,708	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	410,052	0	1,636	1,636	0
MEI	Receive	RALVEIET Index	2,226,432	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	253,680	0	(4,625)	0	(4,625)
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	343,572	0	8,802	8,802	0
	Receive	RALVEIET Index	2,345,897	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	266,775	0	(4,613)	0	(4,613)

								$0	$61,786	$74,565	$(12,779)

Total Swap Agreements								$395	$61,613	$74,892	$(12,884)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$70	$0	$327	$397	$(3,083)	$0	$0	$(3,083)	$(2,686)	$2,708	$22
BPS	320	4,543	11,963	16,826	(2,470)	(117)	(3,136)	(5,723)	11,103	(9,860)	1,243
BRC	0	635	0	635	0	0	0	0	635	(700)	(65)
CBK	582	620	0	1,202	(704)	(920)	0	(1,624)	(422)	286	(136)
DUB	364	489	0	853	0	0	0	0	853	(810)	43
FBF	6	0	52,164	52,170	(135)	0	0	(135)	52,035	(50,020)	2,015
GLM	176	8,262	0	8,438	(2,878)	(1,446)	(105)	(4,429)	4,009	(4,477)	(468)
GSC	0	0	0	0	0	(236)	0	(236)	(236)	0	(236)
HUS	66	0	0	66	(1,820)	0	0	(1,820)	(1,754)	1,487	(267)
IND	261	0	0	261	0	0	0	0	261	(290)	(29)
JPM	72	693	1,636	2,401	(382)	0	(405)	(787)	1,614	1,144	2,758
MEI	0	0	8,802	8,802	0	0	(9,238)	(9,238)	(436)	7,142	6,706
MSB	0	0	0	0	(315)	0	0	(315)	(315)	300	(15)
MYC	0	9,692	0	9,692	0	(2,862)	0	(2,862)	6,830	(7,455)	(625)
RBC	0	0	0	0	(399)	0	0	(399)	(399)	267	(132)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	595	0	0	595	(435)	0	0	(435)	160	(270)	(110)
SOG	20	0	0	20	(1,141)	(208)	0	(1,349)	(1,329)	1,380	51
TOR	2	0	0	2	0	0	0	0	2	0	2
UAG	1	0	0	1	(6)	0	0	(6)	(5)	0	(5)

Total Over the Counter	$2,535	$24,934	$74,892	$102,361	$(13,768)	$(5,789)	$(12,884)	$(32,441)

(m)	Securities with an aggregate market value of $14,714 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,211	$1,211
Swap Agreements	0	10	0	0	1,484	1,494

	$0	$10	$0	$0	$2,695	$2,705

116	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,535	$0	$2,535
Purchased Options	0	0	0	0	24,934	24,934
Swap Agreements	0	327	74,565	0	0	74,892

	$0	$327	$74,565	$2,535	$24,934	$102,361

	$0	$337	$74,565	$2,535	$27,629	$105,066

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$914	$914
Swap Agreements	0	67	0	0	825	892

	$0	$67	$0	$0	$1,739	$1,806

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,768	$0	$13,768
Written Options	0	0	0	604	5,185	5,789
Swap Agreements	0	0	12,779	0	105	12,884

	$0	$0	$12,779	$14,372	$5,290	$32,441

	$0	$67	$12,779	$14,372	$7,029	$34,247

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(869)	$0	$(86)	$(955)
Written Options	0	0	1,289	0	3,793	5,082
Futures	0	0	1,552	0	5,560	7,112
Swap Agreements	0	3,702	0	0	11,271	14,973

	$0	$3,702	$1,972	$0	$20,538	$26,212

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(28,395)	$0	$(28,395)
Purchased Options	0	0	0	2,805	(5,303)	(2,498)
Written Options	0	0	0	2,111	1,021	3,132
Swap Agreements	0	65	404,670	0	2,937	407,672

	$0	$65	$404,670	$(23,479)	$(1,345)	$379,911

	$0	$3,767	$406,642	$(23,479)	$19,193	$406,123

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$463	$0	$0	$463
Written Options	0	0	(358)	0	(148)	(506)
Futures	0	0	(1,357)	0	(6,299)	(7,656)
Swap Agreements	0	(3,009)	0	0	(21,255)	(24,264)

	$0	$(3,009)	$(1,252)	$0	$(27,702)	$(31,963)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,701	$0	$10,701
Purchased Options	0	0	0	(2,279)	(8,132)	(10,411)
Written Options	0	0	0	(696)	6,336	5,640
Swap Agreements	0	(29)	(254,517)	0	(2,892)	(257,438)

	$0	$(29)	$(254,517)	$7,726	$(4,688)	$(251,508)

	$0	$(3,038)	$(255,769)	$7,726	$(32,390)	$(283,471)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,340	$3,340
Corporate Bonds & Notes
Banking & Finance	0	286,538	0	286,538
Industrials	0	39,234	0	39,234
Utilities	0	15,559	0	15,559
Municipal Bonds & Notes
Illinois	0	3,214	0	3,214
Ohio	0	1,070	0	1,070
West Virginia	0	6,024	0	6,024
U.S. Government Agencies	0	13,418	0	13,418
U.S. Treasury Obligations	0	1,174,523	0	1,174,523
Non-Agency Mortgage-Backed Securities	0	186,478	4,995	191,473
Asset-Backed Securities	0	488,522	0	488,522
Sovereign Issues	0	31,087	0	31,087
Short-Term Instruments
Certificates of Deposit	0	43,318	0	43,318
Commercial Paper	0	14,244	0	14,244
Repurchase Agreements	0	1,058	0	1,058
Argentina Treasury Bills	0	3,169	0	3,169
U.S. Treasury Bills	0	267	0	267

	$0	$2,307,723	$8,335	$2,316,058

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$236,544	$0	$0	$236,544

Total Investments	$236,544	$2,307,723	$8,335	$2,552,602

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,211	1,494	0	2,705
Over the counter	0	102,361	0	102,361

	$1,211	$103,855	$0	$105,066

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(914)	(892)	0	(1,806)
Over the counter	0	(32,441)	0	(32,441)

	$(914)	$(33,333)	$0	$(34,247)

Total Financial Derivative Instruments	$297	$70,522	$0	$70,819

Totals	$236,841	$2,378,245	$8,335	$2,623,421

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

118	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024		$1,379	$1,386
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018		1,500	1,509

Total Loan Participations and Assignments (Cost $2,876)			2,895

CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 18.4%
Bank of America Corp.
2.650% due 04/01/2019		4,500	4,542
5.650% due 05/01/2018		2,200	2,251
Barclays PLC
3.200% due 08/10/2021		3,100	3,149
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(e)	EUR	800	995
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,700	2,740
BRFkredit A/S
2.000% due 04/01/2018	DKK	3,300	531
4.000% due 01/01/2018		11,600	1,863
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	623
Deutsche Bank AG
4.250% due 10/14/2021		1,500	1,573
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		1,800	1,804
General Motors Financial Co., Inc.
2.569% (US0003M + 1.270%) due 10/04/2019 ~		5,100	5,180
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~		3,000	3,050
2.485% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,927
HBOS PLC
6.750% due 05/21/2018		3,700	3,811
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,342
3.400% due 03/08/2021		800	825
International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,047
LeasePlan Corp. NV
2.500% due 05/16/2018		7,500	7,510
Morgan Stanley
5.500% due 01/26/2020		3,500	3,760
5.950% due 12/28/2017		1,000	1,010
6.625% due 04/01/2018		2,500	2,561
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	7,000	1,120
Nykredit Realkredit A/S
1.000% due 01/01/2018		9,100	1,450
1.000% due 04/01/2018		50,000	8,000
2.000% due 04/01/2018		47,400	7,621
2.000% due 07/01/2018		3,300	534
Realkredit Danmark A/S
1.000% due 01/01/2018		58,000	9,245
1.000% due 04/01/2018		97,500	15,605
2.000% due 01/01/2018		74,300	11,870
2.000% due 04/01/2018		16,300	2,621
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(e)		$500	525
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(e)		100	111
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,350
UBS AG
5.875% due 12/20/2017		3,000	3,028
7.625% due 08/17/2022		1,900	2,244

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	900	$1,064
Vonovia Finance BV
3.200% due 10/02/2017		$100	100

			118,582

INDUSTRIALS 1.1%
AbbVie, Inc.
2.900% due 11/06/2022		100	102
3.200% due 11/06/2022		100	103
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		900	904
2.764% due 08/15/2022		500	503
Charter Communications Operating LLC
4.464% due 07/23/2022		600	634
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,200	1,208
CVS Health Corp.
3.500% due 07/20/2022		100	104
Forest Laboratories LLC
4.375% due 02/01/2019		200	205
4.875% due 02/15/2021		465	500
Hyundai Capital America
2.500% due 03/18/2019		1,200	1,201
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		980	978
2.400% due 09/23/2021		850	848

			7,290

UTILITIES 0.9%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		100	101
2.254% (US0003M + 0.950%) due 07/15/2021 ~		3,300	3,343
2.263% (US0003M + 0.930%) due 06/30/2020 ~		600	608
Orange S.A.
8.000% due 12/20/2017	GBP	100	136
Petrobras Global Finance BV
5.299% due 01/27/2025		$212	212
Verizon Communications, Inc.
3.376% due 02/15/2025		1,479	1,489

			5,889

Total Corporate Bonds & Notes (Cost $125,001)			131,761

MUNICIPAL BONDS & NOTES 0.4%

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		600	689
7.750% due 01/01/2042		1,000	1,084

			1,773

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
1.937% (US0001M + 0.700%) due 10/02/2028 ~		1,120	1,121

Total Municipal Bonds & Notes (Cost $2,694)			2,894

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~		747	734
3.500% due 04/01/2029		100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
1.634% (LIBOR01M + 0.400%) due 11/15/2043 ~		$17,779	$17,825
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045		2,171	2,264

Total U.S. Government Agencies (Cost $20,821)			20,927

U.S. TREASURY OBLIGATIONS 30.7%
U.S. Treasury Bonds
2.750% due 08/15/2047		1,300	1,271
4.250% due 05/15/2039		4,100	5,128
4.500% due 08/15/2039		9,400	12,152
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)		12,774	12,837
0.125% due 01/15/2023 (j)		16,862	16,821
0.125% due 07/15/2024		1,443	1,429
0.250% due 01/15/2025 (j)		18,278	18,096
0.375% due 01/15/2027		2,878	2,843
0.375% due 07/15/2027		1,601	1,586
0.625% due 01/15/2026		2,266	2,297
1.750% due 01/15/2028		7,595	8,503
2.375% due 01/15/2025		3,896	4,451
2.500% due 01/15/2029		1,596	1,927
U.S. Treasury Notes
1.375% due 09/30/2020 (h)		23,000	22,828
1.375% due 10/31/2020 (j)(l)		2,000	1,983
1.500% due 08/15/2026 (l)		3,100	2,902
1.625% due 05/15/2026		3,200	3,034
1.750% due 09/30/2022		28,200	28,129
2.000% due 11/30/2020 (j)		8,100	8,182
2.125% due 08/31/2020		15,000	15,214
2.125% due 08/15/2021 (j)(l)		2,400	2,430
2.250% due 12/31/2023		3,800	3,835
2.250% due 08/15/2027		300	298
2.375% due 05/15/2027 (h)		19,500	19,576
2.500% due 05/15/2024 (l)		500	511

Total U.S. Treasury Obligations (Cost $199,638)			198,263

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Ally Financial, Inc.
2.500% due 12/15/2017 +(f)		5,000	4,995
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 10/25/2046 ~		324	257
BCAP LLC Trust
1.447% (US0001M + 0.210%) due 05/25/2047 ~		257	225
5.250% due 04/26/2037		1,823	1,622
Bear Stearns Adjustable Rate Mortgage Trust
3.576% due 02/25/2034 ~		227	231
Bear Stearns ALT-A Trust
3.429% due 01/25/2036 ~		344	332
Bear Stearns Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 06/25/2047 ~		693	643
1.417% (US0001M + 0.180%) due 10/25/2036 ~		3,771	3,502
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	3,505	4,142
Citigroup Commercial Mortgage Trust
1.979% due 09/10/2045 ~(a)		$15,437	955
Citigroup Mortgage Loan Trust, Inc.
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		65	65
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	6,584	7,779
Countrywide Alternative Loan Trust
1.637% (US0001M + 0.400%) due 08/25/2035 ~		$1,608	1,175
2.939% (12MTA + 2.050%) due 10/20/2035 ~		1,718	1,333

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	119

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
3.124% due 02/20/2036 ~		$1,570	$1,302
Downey Savings & Loan Association Mortgage Loan Trust
3.065% due 07/19/2044 ~		33	34
GP Portfolio Trust
2.427% (LIBOR01M + 1.200%) due 02/15/2027 ~		35	35
HarborView Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 01/25/2047 ~		484	442
3.628% due 07/19/2035 ^~		509	473
HomeBanc Mortgage Trust
1.507% (US0001M + 0.270%) due 10/25/2035 ~		283	279
IndyMac Mortgage Loan Trust
1.717% (US0001M + 0.480%) due 04/25/2035 ~		1,478	1,418
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~		92	90
Merrill Lynch Alternative Note Asset Trust
1.347% (US0001M + 0.110%) due 03/25/2037 ~		17,409	8,556
1.437% (US0001M + 0.200%) due 03/25/2037 ~		16,333	8,496
Merrill Lynch Mortgage Investors Trust
3.135% due 04/25/2035 ~		593	578
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~		285	250
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		38	37
RBSSP Resecuritization Trust
1.474% (LIBOR01M + 0.240%) due 06/27/2036 ~		1,300	1,119
Residential Asset Securitization Trust
5.500% due 08/25/2034		562	573
RMAC PLC
0.005% (EUR003M + 0.130%) due 06/12/2037 ~	EUR	1,590	1,811
Structured Adjustable Rate Mortgage Loan Trust
3.397% due 04/25/2035 ~		$80	78
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~		112	105
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~		3,115	2,839
WaMu Mortgage Pass-Through Certificates Trust
1.547% (US0001M + 0.310%) due 01/25/2045 ~		136	133
1.639% (12MTA + 0.750%) due 06/25/2047 ~		2,521	2,423
3.083% due 06/25/2037 ^~		2,679	2,488
Washington Mutual Mortgage Pass-Through Certificates Trust
3.319% due 02/25/2033 ~		1	1
Wells Fargo Commercial Mortgage Trust
2.257% (LIBOR01M + 1.030%) due 02/15/2027 ~		14,900	14,892
Wells Fargo Mortgage-Backed Securities Trust
3.362% due 04/25/2036 ~		302	279
5.750% due 05/25/2036 ^		577	579

Total Non-Agency Mortgage-Backed Securities (Cost $79,737)			76,566

ASSET-BACKED SECURITIES 27.8%
ACE Securities Corp. Home Equity Loan Trust
2.137% (US0001M + 0.900%) due 08/25/2035 ~		1,800	1,560
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~		5,100	5,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Argent Securities Trust
1.427% (US0001M + 0.190%) due 03/25/2036 ~	$3,174	$2,885
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 02/25/2036 ~	1,724	1,351
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~	954	969
2.187% (US0001M + 0.950%) due 10/25/2037 ~	3,457	2,943
CIFC Funding Ltd.
2.668% (US0003M + 1.350%) due 12/05/2024 ~	5,840	5,856
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	1,901	1,282
1.637% (US0001M + 0.400%) due 11/25/2046 ~	1,459	1,411
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2037 ~	659	557
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 05/25/2035 ~	907	826
1.377% (US0001M + 0.140%) due 06/25/2035 ~	2,713	2,335
1.377% (US0001M + 0.140%) due 05/25/2037 ~	5,690	5,375
1.377% (US0001M + 0.140%) due 06/25/2037 ~	3,729	3,269
1.377% (US0001M + 0.140%) due 08/25/2037 ~	927	779
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	388	312
1.437% (US0001M + 0.200%) due 06/25/2047 ~	1,280	1,109
1.467% (US0001M + 0.230%) due 05/25/2037 ~	6,000	4,445
1.727% (US0001M + 0.490%) due 02/25/2036 ~	6,000	6,002
3.037% (US0001M + 1.800%) due 12/25/2033 ~	632	611
Countrywide Asset-Backed Certificates Trust
2.037% (US0001M + 0.800%) due 08/25/2047 ~	968	954
Ellington Loan Acquisition Trust
2.287% (US0001M + 1.050%) due 05/25/2037 ~	4,211	4,049
First Franklin Mortgage Loan Trust
1.717% (US0001M + 0.480%) due 12/25/2035 ~	338	340
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~	1,500	1,501
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~	774	774
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~	272	272
GSAMP Trust
2.887% (US0001M + 1.650%) due 10/25/2034 ~	286	279
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~	3,500	3,500
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	1,400	1,408
2.486% (US0003M + 1.180%) due 07/19/2026 ~	3,500	3,516
HSI Asset Securitization Corp. Trust
1.567% (US0001M + 0.330%) due 02/25/2036 ~	2,533	2,096
JPMorgan Mortgage Acquisition Trust
1.377% (US0001M + 0.140%) due 10/25/2036 ~	6,041	5,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.397% (US0001M + 0.160%) due 05/25/2036 ~	$845	$842
1.497% (US0001M + 0.260%) due 06/25/2037 ~	3,200	2,968
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	1,500	1,510
Long Beach Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 05/25/2036 ~	2,413	1,671
1.397% (US0001M + 0.160%) due 08/25/2036 ~	2,423	1,424
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~	2,395	1,363
1.927% (US0001M + 0.690%) due 06/25/2035 ~	506	509
Morgan Stanley ABS Capital, Inc. Trust
1.317% (US0001M + 0.080%) due 09/25/2036 ~	89	55
1.367% (US0001M + 0.130%) due 10/25/2036 ~	339	315
1.467% (US0001M + 0.230%) due 09/25/2036 ~	5,874	3,739
3.037% (US0001M + 1.800%) due 03/25/2034 ~	992	932
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~	6,900	6,926
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~	3,200	3,206
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	622	610
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	1,800	1,804
NovaStar Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	4,389	2,159
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	3,400	3,409
OHA Loan Funding Ltd.
2.663% (US0003M + 1.350%) due 01/23/2027 ~	5,000	5,049
OneMain Financial Issuance Trust
2.470% due 09/18/2024	843	845
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.227% (US0001M + 0.990%) due 09/25/2034 ~	817	816
Popular ABS Mortgage Pass-Through Trust
1.487% (US0001M + 0.250%) due 06/25/2047 ^~	1,775	1,724
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	6,151	3,497
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 12/25/2035 ~	2,483	2,207
1.577% (US0001M + 0.340%) due 03/25/2036 ~	2,500	2,199
2.137% (US0001M + 0.900%) due 08/25/2034 ~	1,370	1,341
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~	602	558
1.477% (US0001M + 0.240%) due 11/25/2036 ~	8,400	5,432
1.637% (US0001M + 0.400%) due 02/25/2036 ~	1,000	925
1.657% (US0001M + 0.420%) due 10/25/2035 ~	300	298
Securitized Asset-Backed Receivables LLC Trust
1.327% (US0001M + 0.090%) due 07/25/2036 ~	4,305	2,348

120	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.487% (US0001M + 0.250%) due 05/25/2036 ~	$1,466	$905
1.507% (US0001M + 0.270%) due 03/25/2036 ~	506	457
2.197% (US0001M + 0.960%) due 01/25/2036 ^~	5,140	3,619
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~	2,300	2,311
Soundview Home Loan Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~	305	119
1.397% (US0001M + 0.160%) due 11/25/2036 ~	317	298
Specialty Underwriting & Residential Finance Trust
2.212% (US0001M + 0.975%) due 08/25/2034 ~	751	734
2.212% (US0001M + 0.975%) due 12/25/2035 ~	1,131	1,131
SpringCastle America Funding LLC
3.050% due 04/25/2029	3,740	3,769
Structured Asset Investment Loan Trust
1.367% (US0001M + 0.130%) due 07/25/2036 ~	2,968	2,231
Structured Asset Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 05/25/2047 ~	3,600	3,454
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	4,400	4,408
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~	4,900	4,913
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~	3,000	3,013
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~	4,200	4,206
2.494% (US0003M + 1.180%) due 04/26/2026 ~	1,500	1,507
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036	3,914	3,920

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Asset-Backed Certificates WaMu Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~		$1,308	$1,022
Wells Fargo Home Equity Asset-Backed Securities Trust
1.737% (US0001M + 0.500%) due 12/25/2035 ~		3,400	3,168

Total Asset-Backed Securities (Cost $172,117)			179,525

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	27,500	1,682
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	8,420	2,973
6.000% due 05/15/2055		2,800	3,081
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	422

Total Sovereign Issues (Cost $8,097)			8,158

SHORT-TERM INSTRUMENTS 2.8%

CERTIFICATES OF DEPOSIT 2.4%
Barclays Bank PLC
1.827% due 05/17/2018		$300	300
1.940% due 09/04/2018		5,700	5,705
Norinchukin Bank
2.019% due 10/12/2017		7,900	7,902
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		1,500	1,500

			15,407

COMMERCIAL PAPER 0.2%
Engie
1.590% due 10/04/2017		1,300	1,300

REPURCHASE AGREEMENTS (g) 0.1%
			546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
2.810% due 03/16/2018 (b)(c)	$800	$790

U.S. TREASURY BILLS 0.0%
1.043% due 01/04/2018 (b)(c)(l)	265	264

Total Short-Term Instruments (Cost $18,299)		18,307

Total Investments in Securities (Cost $629,280)		639,296

	SHARES
INVESTMENTS IN AFFILIATES 5.2%

SHORT-TERM INSTRUMENTS 5.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	12,765	126
PIMCO Short-Term Floating NAV Portfolio IV	3,327,473	33,328

Total Short-Term Instruments (Cost $33,429)		33,454

Total Investments in Affiliates (Cost $33,429)		33,454

Total Investments 104.1% (Cost $662,709)		$672,750

Financial Derivative Instruments (i)(k) 6.8% (Cost or Premiums, net $9,128)		44,006

Other Assets and Liabilities, net (10.9)%		(70,460)

Net Assets 100.0%		$646,296

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$ 4,993	$4,995	0.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$546	U.S. Treasury Notes 1.750% due 05/31/2022	$(560)	$546	$546

Total Repurchase Agreements						$(560)	$546	$546

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	121

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	1.270%	08/18/2017	11/17/2017	$(18,323)	$(18,352)
SGY	1.250	09/14/2017	10/16/2017	(7,883)	(7,888)

Total Reverse Repurchase Agreements					$(26,240)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	0.550%	09/29/2017	10/02/2017	$(1,088)	$(1,088)
GSC	0.850	09/29/2017	10/02/2017	(4,351)	(4,351)

Total Sale-Buyback Transactions					$(5,439)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$546	$0	$0	$546	$(560)	$(14)
JPS	0	(18,352)	0	(18,352)	18,163	(189)
SGY	0	(7,888)	0	(7,888)	7,730	(158)

Master Securities Forward Transaction Agreement
BCY	0	0	(1,088)	(1,088)	1,085	(3)
GSC	0	0	(4,351)	(4,351)	4,339	(12)

Total Borrowings and Other Financing Transactions	$546	$(26,240)	$(5,439)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(7,888)	$(18,352)	$0	$(26,240)

Total	$0	$(7,888)	$(18,352)	$0	$(26,240)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(5,439)	0	0	(5,439)

Total	$0	$(5,439)	$0	$0	$(5,439)

Total Borrowings	$0	$(13,327)	$(18,352)	$0	$(31,679)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(31,679)

(h)	Securities with an aggregate market value of 31,316 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(9,766) at a weighted average interest rate of 1.186%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

122	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	305	$	74,828	$(42)	$0	$(23)
Australia Government 10-Year Bond December Futures	12/2017	24	AUD	2,392	(46)	4	(14)
Euro-Bund 10-Year Bond December Futures	12/2017	499	EUR	94,959	(538)	124	(130)
U.S. Treasury 10-Year Note December Futures	12/2017	653	$	81,829	(738)	0	(153)
U.S. Treasury 30-Year Bond December Futures	12/2017	363		55,471	(944)	11	0
United Kingdom Long Gilt December Futures	12/2017	154	GBP	25,564	(794)	52	(6)

					$(3,102)	$191	$(326)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	305	$	(74,683)	$64	$30	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	77	EUR	(41)	23	10	(8)
Euro-Bobl December Futures	12/2017	137		(21,241)	66	8	(5)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	173		(31,721)	90	25	(49)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	77		(79)	(33)	8	(8)
U.S. Treasury 5-Year Note December Futures	12/2017	608	$	(71,440)	491	100	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	25		(4,128)	76	0	(10)

					$777	$181	$(80)

Total Futures Contracts					$(2,325)	$372	$(406)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%	EUR	250	$2	$(1)	$1	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	22,290	$30	$(197)	$(167)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,720	0	(89)	(89)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		16,200	0	(125)	(125)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	43,500	(171)	(106)	(277)	6	0
Receive(4)	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		191,800	6	(126)	(120)	38	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		53,700	543	(300)	243	22	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		32,100	(185)	(85)	(270)	18	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		10,300	(378)	355	(23)	18	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		53,100	86	58	144	92	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		108,300	(140)	276	136	0	(37)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		76,400	(65)	(76)	(141)	10	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		39,200	804	780	1,584	74	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		17,100	1,036	118	1,154	32	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		36,400	(838)	345	(493)	71	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		10,250	(78)	159	81	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		4,500	(124)	430	306	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		6,000	326	53	379	0	(11)
Receive(4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,200	0	69	69	0	(4)
Receive(4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		6,200	(56)	484	428	0	(11)
Receive(4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,500	0	105	105	0	(6)
Receive(4)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,400	0	5	5	0	(3)
Receive(4)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,200	0	4	4	0	(3)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	19,200	0	(299)	(299)	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	123

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month GBP-LIBOR	2.000%	Semi-Annual	03/18/2022	GBP	19,000	$(163)	$(910)	$(1,073)	$0	$(23)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		7,400	(253)	226	(27)	0	(25)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,400	2	(80)	(78)	0	(19)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,500	0	(94)	(94)	0	(23)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,000	(166)	72	(94)	0	(22)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	600,000	143	461	604	43	0

							$359	$1,513	$1,872	$425	$(225)

Total Swap Agreements							$361	$1,512	$1,873	$425	$(225)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$372	$425	$797	$0	$(406)	$(225)	$(631)

(j)	Securities with an aggregate market value of $7,310 and cash of $489 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$362	ILS	1,271	$0	$(3)
	10/2017	ZAR	42,212		$3,191	75	0
	01/2018	DKK	118,555		17,372	0	(1,562)
	04/2018		50,039		7,331	0	(707)
	07/2018		3,453		515	0	(43)
BPS	01/2018	KRW	11,011,122		9,631	6	0
	01/2018		$1,054	DKK	6,915	50	0
	04/2018	DKK	74,258		$11,036	0	(892)
	12/2018	JPY	1,480,000		13,488	0	(4)
CBK	10/2017	EUR	1,816		2,166	20	0
	10/2017		$4,567	JPY	515,229	11	0
	10/2017		3,586	ZAR	46,225	0	(172)
	11/2017	JPY	515,229		$4,574	0	(11)
	12/2017	MXN	273,626		15,097	245	0
	12/2018	JPY	2,500,000		22,806	16	0
	12/2018		$36,064	JPY	3,980,000	217	0
FBF	10/2017	BRL	19,529		$6,128	0	(38)
	10/2017		$6,164	BRL	19,529	2	0
GLM	10/2017	CAD	329		$264	0	0
	10/2017	RUB	570,265		9,729	0	(129)
	11/2017	EUR	3,675	JPY	487,026	0	(16)
	04/2018	DKK	96,742		$14,311	0	(1,229)

124	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$1,798	DKK	11,742	$88	$0
HUS	01/2018	EUR	13,813	MXN	290,764	0	(697)
	01/2021	BRL	2,330		$359	0	(259)
JPM	10/2017	AUD	594		471	5	0
	10/2017	BRL	19,529		6,164	0	(2)
	10/2017	EUR	650		780	11	0
	10/2017		$6,229	BRL	19,529	0	(63)
	10/2017		459	EUR	383	0	(7)
	10/2017		7,276	GBP	5,434	6	0
	11/2017	BRL	19,529		$6,204	65	0
	11/2017	GBP	5,434		7,283	0	(6)
	12/2017	HKD	892		114	0	0
	12/2017		$1,481	ARS	26,811	10	0
	04/2018	DKK	8,018		$1,174	0	(114)
	07/2018		$13	DKK	87	1	0
MSB	01/2018	DKK	14,135		$2,095	0	(163)
RBC	01/2018		13,830		1,996	0	(213)
SCX	10/2017	JPY	515,229		4,755	176	0
	12/2017	SGD	18,394		13,465	0	(104)
SOG	10/2017	GBP	5,434		7,057	0	(224)
	10/2017		$8,918	RUB	520,186	75	0
TOR	11/2017		37	ARS	664	0	0
	01/2018	DKK	23,156		$3,387	0	(311)

Total Forward Foreign Currency Contracts						$1,079	$(6,969)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	5,600	$641	$222
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,600	641	620
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	10,300	271	241
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	14,400	732	351
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,400	196	198
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	47,400	1,774	1,238
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		47,400	1,774	1,799
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		28,700	1,485	700
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	11,200	299	286
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	627,100	295	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		89,300	507	150
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		45,000	248	210
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		800	0	24
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		800	0	34
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		19,050	916	486
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,600	1,220	482
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,600	1,220	1,129
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		216,200	125	0

								$12,344	$8,170

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$	400,700	$341	$7
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018		1,346,100	875	216
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017		324,700	32	0

							$1,248	$223

Total Purchased Options							$13,592	$8,393

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	125

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	3,500	$(37)	$(36)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	5,368	(45)	(50)
	Call - OTC EUR versus JPY		138.300	12/19/2017		5,368	(48)	(30)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	3,057	(163)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		6,200	(65)	(63)

							$(358)	$(179)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	72,300	$(752)	$(366)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		143,900	(1,532)	(728)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		7,200	(97)	(54)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		95,200	(1,008)	(524)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		19,200	(507)	(199)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		1,300	(17)	(10)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		9,300	(253)	(214)

								$(4,166)	$(2,095)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$801,400	$(344)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	1,346,100	(135)	(23)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	324,700	0	0

						$(479)	$(23)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$	18,600	$(39)	$(49)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017		18,600	(34)	(20)

						$(73)	$(69)

Total Written Options						$(5,076)	$(2,366)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$1,900	$254	$(47)	$207	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$(64)	$0	$(67)

126	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	RALVEIIT Index	920,745	1-Month USD-LIBOR plus a specified spread	Maturity	11/29/2017	$99,870	$0	$17,396	$17,396	$0
DUB	Receive	RALVEIIT Index	52,322	1-Month USD-LIBOR plus a specified spread	Maturity	10/12/2017	6,222	0	743	743	0
FBF	Receive	RALVEIIT Index	785,628	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	99,390	0	626	626	0
JPM	Receive	RALVEIIT Index	1,450,779	1-Month USD-LIBOR plus a specified spread	Maturity	11/08/2017	163,428	0	21,159	21,159	0
	Receive	RALVEIIT Index	285,673	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	36,140	0	228	228	0
SOG	Receive	RALVEIIT Index	1,575,712	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	197,059	0	3,411	3,411	0

								$0	$43,563	$43,563	$0

Total Swap Agreements								$251	$43,452	$43,770	$(67)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$75	$0	$207	$282	$(2,315)	$0	$0	$(2,315)	$(2,033)	$1,948	$(85)
BPS	56	842	0	898	(896)	(36)	0	(932)	(34)	0	(34)
BRC	0	241	0	241	0	0	0	0	241	(240)	1
CBK	509	358	17,396	18,263	(183)	(446)	0	(629)	17,634	(17,230)	404
DUB	0	198	743	941	0	0	0	0	941	(940)	1
FBF	2	0	626	628	(38)	0	0	(38)	590	(270)	320
GLM	88	3,737	0	3,825	(1,374)	(782)	(67)	(2,223)	1,602	(1,663)	(61)
GSC	0	0	0	0	0	(69)	0	(69)	(69)	0	(69)
HUS	0	0	0	0	(956)	0	0	(956)	(956)	852	(104)
JPM	98	286	21,387	21,771	(192)	0	0	(192)	21,579	(20,871)	708
MSB	0	0	0	0	(163)	0	0	(163)	(163)	0	(163)
MYC	0	2,731	0	2,731	0	(970)	0	(970)	1,761	(1,979)	(218)
RBC	0	0	0	0	(213)	0	0	(213)	(213)	264	51
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	176	0	0	176	(104)	0	0	(104)	72	0	72
SOG	75	0	3,411	3,486	(224)	(63)	0	(287)	3,199	(2,400)	799
TOR	0	0	0	0	(311)	0	0	(311)	(311)	378	67

Total Over the Counter	$1,079	$8,393	$43,770	$53,242	$(6,969)	$(2,366)	$(67)	$(9,402)

(l)	Securities with an aggregate market value of $3,441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	127

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$372	$372
Swap Agreements	0	0	0	0	425	425

	$0	$0	$0	$0	$797	$797

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,079	$0	$1,079
Purchased Options	0	0	0	0	8,393	8,393
Swap Agreements	0	207	43,563	0	0	43,770

	$0	$207	$43,563	$1,079	$8,393	$53,242

	$0	$207	$43,563	$1,079	$9,190	$54,039

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$406	$406
Swap Agreements	0	0	0	0	225	225

	$0	$0	$0	$0	$631	$631

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,969	$0	$6,969
Written Options	0	0	0	179	2,187	2,366
Swap Agreements	0	0	0	0	67	67

	$0	$0	$0	$7,148	$2,254	$9,402

	$0	$0	$0	$7,148	$2,885	$10,033

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(456)	$0	$(37)	$(493)
Written Options	0	0	677	0	1,539	2,216
Futures	0	0	43	0	7,444	7,487
Swap Agreements	0	(13)	0	0	5,664	5,651

	$0	$(13)	$264	$0	$14,610	$14,861

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,723)	$0	$(11,723)
Purchased Options	0	0	0	1,492	(3,348)	(1,856)
Written Options	0	0	0	825	486	1,311
Swap Agreements	0	43	105,779	0	889	106,711

	$0	$43	$105,779	$(9,406)	$(1,973)	$94,443

	$0	$30	$106,043	$(9,406)	$12,637	$109,304

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$244	$0	$0	$244
Written Options	0	0	(188)	0	(74)	(262)
Futures	0	0	(61)	0	(3,586)	(3,647)
Swap Agreements	0	(1)	0	0	(11,954)	(11,955)

	$0	$(1)	$(5)	$0	$(15,614)	$(15,620)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,149	$0	$2,149
Purchased Options	0	0	0	(1,213)	(2,483)	(3,696)
Written Options	0	0	0	(377)	2,885	2,508
Swap Agreements	0	(21)	(22,848)	0	(771)	(23,640)

	$0	$(21)	$(22,848)	$559	$(369)	$(22,679)

	$0	$(22)	$(22,853)	$559	$(15,983)	$(38,299)

128	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,895	$0	$2,895
Corporate Bonds & Notes
Banking & Finance	0	118,582	0	118,582
Industrials	0	7,290	0	7,290
Utilities	0	5,889	0	5,889
Municipal Bonds & Notes
Illinois	0	1,773	0	1,773
Rhode Island	0	1,121	0	1,121
U.S. Government Agencies	0	20,927	0	20,927
U.S. Treasury Obligations	0	198,263	0	198,263
Non-Agency Mortgage-Backed Securities	0	71,571	4,995	76,566
Asset-Backed Securities	0	179,525	0	179,525
Sovereign Issues	0	8,158	0	8,158
Short-Term Instruments
Certificates of Deposit	0	15,407	0	15,407
Commercial Paper	0	1,300	0	1,300
Repurchase Agreements	0	546	0	546
Argentina Treasury Bills	0	790	0	790
U.S. Treasury Bills	0	264	0	264

	$0	$634,301	$4,995	$639,296

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,454	$0	$0	$33,454

Total Investments	$33,454	$634,301	$4,995	$672,750

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	372	425	0	797
Over the counter	0	53,242	0	53,242

	$372	$53,667	$0	$54,039

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(406)	(225)	0	(631)
Over the counter	0	(9,402)	0	(9,402)

	$(406)	$(9,627)	$0	$(10,033)

Total Financial Derivative Instruments	$(34)	$44,040	$0	$44,006

Totals	$33,420	$678,341	$4,995	$716,756

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	129

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
BMC Software Finance, Inc.
5.235% (LIBOR03M + 4.000%) due 09/10/2022		$763	$768
5.333% (LIBOR03M + 4.000%) due 09/10/2022		484	487
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020		583	586
3.490% (LIBOR03M + 2.250%) due 01/15/2024		2,266	2,277
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018		300	302
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024		3,202	3,218
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		1,700	1,670

Total Loan Participations and Assignments (Cost $9,211)			9,308

CORPORATE BONDS & NOTES 8.6%

BANKING & FINANCE 5.7%
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	904
Bank of America Corp.
2.650% due 04/01/2019		3,700	3,734
Barclays Bank PLC
10.179% due 06/12/2021		400	496
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(e)	GBP	900	1,429
Barclays PLC
3.200% due 08/10/2021		$5,200	5,282
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,200	2,233
BPCE S.A.
2.500% due 07/15/2019		1,300	1,314
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	1,020
Deutsche Bank AG
4.250% due 10/14/2021		100	105
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		677	704
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	3,889
General Motors Financial Co., Inc.
2.400% due 04/10/2018		$7,300	7,324
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,144
HDFC Bank Ltd.
3.000% due 03/06/2018		600	602
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		1,800	1,858
3.400% due 03/08/2021		1,500	1,547
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	915
International Lease Finance Corp.
7.125% due 09/01/2018		100	105
JPMorgan Chase & Co.
6.000% due 01/15/2018		5,000	5,064
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		800	815
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(e)	GBP	925	1,390
Morgan Stanley
5.500% due 07/24/2020		$200	217
Rio Oil Finance Trust
9.250% due 07/06/2024		217	227

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	560	$792
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		$1,400	1,401
2.950% due 09/24/2020		800	813
Wells Fargo & Co.
2.600% due 07/22/2020		1,900	1,927

			49,251

INDUSTRIALS 2.3%
Amgen, Inc.
3.450% due 10/01/2020		400	415
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		600	602
2.764% due 08/15/2022		300	302
Charter Communications Operating LLC
4.464% due 07/23/2022		700	740
4.908% due 07/23/2025		1,600	1,713
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	505
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		146	161
CVS Health Corp.
3.500% due 07/20/2022		200	208
3.875% due 07/20/2025		1,582	1,652
Daimler Finance North America LLC
1.875% due 01/11/2018		1,100	1,101
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		800	807
Forest Laboratories LLC
4.375% due 02/01/2019		439	450
4.875% due 02/15/2021		558	600
Nissan Motor Acceptance Corp.
2.327% (US0003M + 1.010%) due 03/08/2019 ~		2,800	2,832
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,160	1,158
2.400% due 09/23/2021		320	319
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,327	2,635
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,400	3,435
3.375% due 11/30/2021		400	410

			20,045

UTILITIES 0.6%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		2,000	2,010
2.254% (US0003M + 0.950%) due 07/15/2021 ~		2,400	2,432
Verizon Communications, Inc.
3.376% due 02/15/2025		634	638

			5,080

Total Corporate Bonds & Notes (Cost $74,181)			74,376

MUNICIPAL BONDS & NOTES 0.3%

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,000	1,149
7.750% due 01/01/2042		1,600	1,733

Total Municipal Bonds & Notes (Cost $2,557)			2,882

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
3.500% due 06/01/2045		254	262
4.613% (LIBOR01M + 5.850%) due 03/25/2041 ~(a)		7,294	1,173

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.463% (LIBOR01M + 6.700%) due 03/25/2036 ~(a)		$4,238	$645
5.513% (LIBOR01M + 6.750%) due 05/25/2036 ~(a)		768	48
21.611% (LIBOR01M + 26.560%) due 12/25/2036 ~		290	430
Freddie Mac
5.236% (LIBOR01M + 6.470%) due 07/15/2036 ~(a)		3,692	523
5.466% (LIBOR01M + 6.700%) due 04/15/2036 ~(a)		1,380	165
NCUA Guaranteed Notes
1.611% (LIBOR01M + 0.380%) due 03/06/2020 ~		3	3

Total U.S. Government Agencies (Cost $3,530)			3,249

U.S. TREASURY OBLIGATIONS 38.0%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024		18,556	18,371
0.250% due 01/15/2025		30,798	30,491
0.375% due 01/15/2027		8,107	8,009
0.375% due 07/15/2027		24,216	23,980
U.S. Treasury Notes
0.750% due 10/31/2018 (j)		100	99
1.375% due 09/30/2020 (h)		42,400	42,083
1.375% due 10/31/2020 (h)(j)		44,800	44,426
1.500% due 08/15/2026		23,700	22,184
1.750% due 05/15/2023 (j)		2,330	2,296
1.875% due 08/31/2024		19,700	19,343
2.000% due 07/31/2022		39,200	39,345
2.000% due 08/15/2025		14,000	13,757
2.000% due 11/15/2026 (j)		11,100	10,814
2.125% due 08/31/2020 (h)(j)		10,000	10,143
2.125% due 08/15/2021 (j)		300	304
2.125% due 05/15/2025		18,200	18,079
2.250% due 12/31/2023 (j)		2,700	2,725
2.250% due 11/15/2025		19,200	19,194
2.250% due 08/15/2027		4,500	4,470

Total U.S. Treasury Obligations (Cost $332,249)			330,113

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~		73	68
Banc of America Funding Trust
1.446% (US0001M + 0.210%) due 04/20/2047 ^~		207	188
3.603% due 09/20/2034 ~		92	94
BCAP LLC Trust
5.250% due 04/26/2037		152	135
Bear Stearns Adjustable Rate Mortgage Trust
2.979% due 02/25/2033 ~		10	10
3.034% due 01/25/2033 ~		1,269	1,285
3.172% due 04/25/2033 ~		85	86
3.364% due 08/25/2033 ~		180	180
3.423% due 01/25/2035 ~		18	18
3.576% due 02/25/2034 ~		26	27
3.743% due 07/25/2034 ~		310	303
Bear Stearns ALT-A Trust
1.737% (US0001M + 0.500%) due 01/25/2036 ^~		284	287
3.255% due 10/25/2033 ~		18	18
3.564% due 05/25/2035 ~		109	110
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		10	10
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	128	152
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~		$358	341
1.417% (US0001M + 0.180%) due 05/25/2047 ~		451	436

130	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.557% (US0001M + 0.320%) due 11/25/2035 ~		$7,722	$6,690
1.637% (US0001M + 0.400%) due 08/25/2037 ~		430	346
1.889% (12MTA + 1.000%) due 12/25/2035 ~		7	7
5.500% due 11/25/2035		149	118
Countrywide Home Loan Mortgage Pass-Through Trust
1.897% (US0001M + 0.660%) due 02/25/2035 ~		77	71
3.391% due 09/25/2047 ^~		5	5
3.489% due 08/25/2034 ~		154	148
3.695% due 11/19/2033 ~		279	282
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		12	11
Deutsche ALT-A Securities, Inc.
1.987% (US0001M + 0.750%) due 10/25/2047 ~		6,451	5,708
Eurohome UK Mortgages PLC
0.477% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	655	855
GSR Mortgage Loan Trust
3.407% due 11/25/2035 ~		$16	16
6.000% due 03/25/2032		2	2
IndyMac Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 07/25/2035 ~		3	3
1.877% (US0001M + 0.640%) due 07/25/2045 ~		144	140
JPMorgan Mortgage Trust
3.534% due 04/25/2037 ~		237	232
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		10	8
3.151% due 10/25/2033 ~		2,274	1,839
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		748	704
3.227% due 05/25/2033 ~		174	174
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~		19	16
Residential Accredit Loans, Inc. Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~		6,770	6,046
Sequoia Mortgage Trust
1.707% (US0006M + 0.250%) due 03/20/2035 ~		37	35
3.147% due 01/20/2047 ^~		13	10
Structured Adjustable Rate Mortgage Loan Trust
3.261% due 11/25/2035 ^~		6,768	6,307
Structured Asset Mortgage Investments Trust
1.937% (US0001M + 0.700%) due 02/19/2035 ~		76	75
Thornburg Mortgage Securities Trust
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~		30	28
WaMu Mortgage Pass-Through Certificates Trust
1.640% (12MTA + 0.810%) due 07/25/2047 ~		1,125	1,041
1.769% (12MTA + 0.880%) due 10/25/2046 ^~		14,930	13,484
2.157% (COF 11 + 1.500%) due 12/25/2046 ~		441	437
2.606% due 01/25/2037 ^~		5	5
2.798% due 04/25/2037 ^~		17	16
2.819% due 12/25/2036 ^~		5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
1.859% (12MTA + 0.970%) due 05/25/2046 ~		7	6
3.225% due 02/25/2033 ~		10	10
3.319% due 02/25/2033 ~		5	5
Wells Fargo Alternative Loan Trust
3.674% due 07/25/2037 ^~		177	165
6.250% due 07/25/2037 ^		6,040	5,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	$12,000	$12,387

Total Non-Agency Mortgage-Backed Securities (Cost $62,548)		66,986

ASSET-BACKED SECURITIES 12.9%
ACE Securities Corp. Home Equity Loan Trust
3.037% (US0001M + 1.800%) due 10/25/2032 ~	83	83
Argent Securities Trust
1.347% (US0001M + 0.110%) due 09/25/2036 ~	1,434	626
Carrington Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 02/25/2037 ~	7,685	6,851
Citigroup Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 12/25/2036 ~	7,395	4,037
1.397% (US0001M + 0.160%) due 09/25/2036 ~	1,084	839
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 07/25/2037 ^~	6,268	5,350
1.377% (US0001M + 0.140%) due 12/25/2046 ~	15,611	11,956
1.387% (US0001M + 0.150%) due 06/25/2047 ^~	4,842	4,582
1.427% (US0001M + 0.190%) due 06/25/2047 ~	2,291	2,229
1.487% (US0001M + 0.250%) due 01/25/2046 ~	9,653	8,030
1.487% (US0001M + 0.250%) due 06/25/2047 ~	2,300	1,901
1.517% (US0001M + 0.280%) due 09/25/2036 ~	4,241	4,234
1.637% (US0001M + 0.400%) due 06/25/2036 ~	1,100	1,077
2.332% (US0001M + 1.095%) due 12/25/2034 ~	2,567	2,589
Countrywide Asset-Backed Certificates Trust
2.362% (US0001M + 1.125%) due 12/25/2034 ~	5,715	5,829
First Franklin Mortgage Loan Trust
1.957% (US0001M + 0.720%) due 03/25/2035 ~	19	19
Fremont Home Loan Trust
1.567% (US0001M + 0.330%) due 01/25/2036 ~	1,500	1,373
GSAA Home Equity Trust
1.357% (US0001M + 0.120%) due 06/25/2036 ~	1,520	761
GSAMP Trust
1.387% (US0001M + 0.150%) due 12/25/2046 ~	708	447
Home Equity Mortgage Loan Asset-Backed Trust
1.447% (US0001M + 0.210%) due 04/25/2037 ~	582	429
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~	18,017	8,144
JPMorgan Mortgage Acquisition Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	1,675	875
Lehman XS Trust
1.377% (US0001M + 0.140%) due 02/25/2037 ^~	3,371	3,541
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	2,100	2,114
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 03/25/2036 ~	1,173	852
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~	5,361	3,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.367% (US0001M + 0.130%) due 02/25/2037 ~		$9,193	$7,871
1.377% (US0001M + 0.140%) due 08/25/2036 ~		9,149	5,425
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~		802	438
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 10/25/2036 ^~		2,986	1,138
NovaStar Mortgage Funding Trust
1.397% (LIBOR01M + 0.160%) due 10/25/2036 ~		4,845	2,805
Ownit Mortgage Loan Trust
1.837% (US0001M + 0.600%) due 10/25/2036 ^~		972	845
People’s Choice Home Loan Securities Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ^~		428	421
Residential Asset Mortgage Products Trust
1.687% (US0001M + 0.450%) due 04/25/2035 ~		381	382
Soundview Home Loan Trust
1.497% (US0001M + 0.260%) due 02/25/2037 ~		2,545	1,025
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		900	900
WaMu Asset-Backed Certificates WaMu Trust
1.477% (US0001M + 0.240%) due 05/25/2047 ~		12,043	9,183

Total Asset-Backed Securities (Cost $105,093)			112,421

SOVEREIGN ISSUES 1.5%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	36,000	2,202
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	200	240
4.950% due 02/11/2020		1,400	1,742
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	13,832	4,884
6.000% due 05/15/2055		3,500	3,852

Total Sovereign Issues (Cost $12,707)			12,920

SHORT-TERM INSTRUMENTS 8.4%

CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.940% due 09/04/2018		$9,300	9,308
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		2,400	2,400

			11,708

COMMERCIAL PAPER 2.1%
Deutsche Telekom AG
1.527% due 11/02/2017		3,100	3,096
Energy Transfer Partners
2.235% due 10/02/2017		6,900	6,899
2.235% due 10/06/2017		2,500	2,499
ENI Finance USA, Inc.
1.806% due 10/02/2017		500	500
HP, Inc.
1.842% due 03/26/2018		5,700	5,662

			18,656

REPURCHASE AGREEMENTS (f) 4.8%
			41,900

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	131

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
2.825% due 02/09/2018 - 03/16/2018 (b)(c)	$1,100	$1,087

Total Short-Term Instruments (Cost $73,332)		73,351

Total Investments in Securities (Cost $675,408)		685,606

	SHARES
INVESTMENTS IN AFFILIATES 21.0%

SHORT-TERM INSTRUMENTS 21.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.0%
PIMCO Short-Term Floating NAV Portfolio III	5,152,327	50,931

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio IV	13,131,853	$131,528

Total Short-Term Instruments (Cost $182,287)		182,459

Total Investments in Affiliates (Cost $182,287)		182,459

Total Investments 99.9% (Cost $857,695)		$868,065

Financial Derivative Instruments (g)(i) 1.0% (Cost or Premiums, net $8,193)		9,054

Other Assets and Liabilities, net (0.9)%		(9,016)

Net Assets 100.0%		$869,103

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.220%	09/29/2017	10/02/2017	$25,000	U.S. Treasury Bonds 3.625% due 08/15/2043	$(25,533)	$25,000	$25,002
	1.240	09/29/2017	10/02/2017	10,400	Fannie Mae 4.000% due 04/01/2047	(10,736)	10,400	10,401
NOM	1.100	09/29/2017	10/02/2017	6,500	U.S. Treasury Notes 1.750% due 09/30/2022	(6,571)	6,500	6,501

Total Repurchase Agreements						$(42,840)	$41,900	$41,904

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,700	$(5,550)	$(5,549)

Total Short Sales (0.6)%				$(5,550)	$(5,549)

132	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
BCY	$35,403	$0	$0	$0	$35,403	$(36,269)	$(866)
NOM	6,501	0	0	0	6,501	(6,571)	(70)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(5,549)	(5,549)	0	(5,549)

Total Borrowings and Other Financing Transactions	$41,904	$0	$0	$(5,549)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	409	$	100,343	$(57)	$0	$(30)
Australia Government 10-Year Bond December Futures	12/2017	39	AUD	3,886	(74)	6	(23)
E-mini S&P 500 Index December Futures	12/2017	517	$	65,041	1,171	217	0
Euro STOXX 50 December Futures	12/2017	786	EUR	33,220	733	279	0
Euro-Bund 10-Year Bond December Futures	12/2017	634		120,649	(511)	157	(165)
FTSE 100 Index December Futures	12/2017	199	GBP	19,545	(52)	167	0
Nikkei 225 Yen-denominated Futures December Futures	12/2017	142	JPY	12,840	692	13	(38)
U.S. Treasury 5-Year Note December Futures	12/2017	1,189	$	139,708	(911)	0	(195)
U.S. Treasury 30-Year Bond December Futures	12/2017	589		90,007	(1,525)	18	0
United Kingdom Long Gilt December Futures	12/2017	21	GBP	3,486	(108)	7	(1)

					$(642)	$864	$(452)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	409	$	(100,149)	$86	$41	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	103	EUR	(55)	30	13	(11)
Euro-Bobl December Futures	12/2017	149		(23,101)	71	9	(5)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	220		(40,339)	114	31	(62)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	103		(106)	(43)	11	(10)
U.S. Treasury 10-Year Note December Futures	12/2017	1,175	$	(147,242)	1,572	276	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	46		(7,596)	109	0	(19)

					$1,939	$381	$(107)

Total Futures Contracts					$1,297	$1,245	$(559)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%	EUR	600	$3	$(1)	$2	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	133

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	19,980	$57	$(206)	$(149)	$0	$(5)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		10,600	29	(110)	(81)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		14,500	38	(150)	(112)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	487,500	(1,705)	(1,396)	(3,101)	67	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		36,700	(330)	22	(308)	21	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		14,600	465	(13)	452	24	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	138	48	186	0	(50)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		98,300	3,740	(134)	3,606	181	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(8)	(5)	(13)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		31,620	1,307	(51)	1,256	60	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		10,900	649	87	736	20	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		53,300	(1,225)	503	(722)	104	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		24,200	(1,081)	(27)	(1,108)	0	(38)
Receive(4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,100	86	11	97	0	(6)
Receive(4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		4,000	261	15	276	0	(7)
Receive(4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,700	124	17	141	0	(9)
Receive(4)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,600	0	5	5	0	(3)
Receive(4)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,500	0	4	4	0	(3)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	16,800	(56)	(205)	(261)	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	10,100	(642)	71	(571)	0	(12)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,300	(53)	(12)	(65)	0	(16)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,800	(81)	(16)	(97)	0	(24)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,400	(164)	26	(138)	0	(34)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	820,000	613	213	826	58	0

							$2,162	$(1,303)	$859	$540	$(214)

Total Swap Agreements							$2,165	$(1,304)	$861	$540	$(214)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,245	$540	$1,785	$0	$(559)	$(214)	$(773)

(h)	Securities with an aggregate market value of $18,160 and cash of $1,987 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

134	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	CHF	21,132		$22,393	$570	$0
	10/2017	ILS	15,013		4,310	63	0
	10/2017	SEK	31,111		3,804	0	(16)
	10/2017		$46,205	CAD	57,663	10	0
	11/2017	CAD	57,663		$46,216	0	(8)
	11/2017	COP	2,095,749		692	0	(19)
	11/2017		$3,810	SEK	31,111	16	0
	11/2017		974	TRY	3,547	9	0
	12/2017	CZK	64,951		$2,985	20	0

BPS	10/2017	BRL	152		48	0	0
	10/2017	CLP	4,165,898		6,184	0	(325)
	10/2017	GBP	579		763	0	(13)
	10/2017		$48	BRL	152	0	0
	10/2017		5,380	CLP	3,439,586	0	(6)
	10/2017		2,439	NOK	19,386	0	(5)
	11/2017	NOK	19,386		$2,441	5	0
	11/2017		$142	COP	430,885	4	0
	02/2018	CLP	3,590,280		$5,598	6	0
	12/2018	JPY	1,760,000		16,039	0	(5)

BRC	12/2017	KRW	896,045		795	12	0
	12/2017		$157	MYR	670	1	0

CBK	10/2017	IDR	9,150,605		$675	0	(4)
	10/2017		$311	CLP	203,363	7	0
	10/2017		99,021	JPY	11,169,918	245	0
	10/2017		6,139	ZAR	79,499	0	(269)
	11/2017	COP	250,708		$85	0	0
	11/2017	JPY	11,169,918		99,156	0	(243)
	12/2017	MXN	196,804		10,858	176	0
	12/2017	THB	9,713		291	0	0
	12/2017		$126	INR	8,136	0	(2)
	12/2017		264	TWD	7,920	0	(3)
	12/2018	JPY	2,980,000		$27,184	19	0
	12/2018		$42,950	JPY	4,740,000	259	0

DUB	10/2017		3,501	RUB	202,050	0	(8)

FBF	10/2017	BRL	21,013		$6,594	0	(41)
	10/2017		$6,633	BRL	21,013	2	0
	11/2017		699		2,220	0	(1)
	12/2017	CNH	5,133		$743	0	(27)
	12/2017	INR	411,431		6,277	27	0

GLM	10/2017	RUB	1,045,888		17,844	0	(236)
	10/2017		$53	CLP	34,630	1	0
	10/2017		1,576	DKK	10,225	48	0
	10/2017		4,389	IDR	58,908,770	0	(19)
	11/2017	EUR	4,871	JPY	645,524	0	(22)
	12/2017	HUF	499,495		$1,935	35	0

HUS	10/2017	CAD	57,663		46,250	36	0
	10/2017	DKK	405		64	0	0
	10/2017	GBP	63		81	0	(3)
	10/2017	JPY	146,958		1,337	31	0
	10/2017	RUB	20,429		354	1	0
	10/2017		$71	AUD	90	0	(1)
	10/2017		522	CLP	346,010	19	0
	10/2017		546	DKK	3,408	0	(4)
	10/2017		338	EUR	284	0	(3)
	10/2017		80	ILS	280	0	(1)
	10/2017		51	SEK	408	0	(1)
	10/2017	ZAR	1,769		$131	0	0
	11/2017	AUD	106		83	0	0
	11/2017	GBP	1,997		2,682	3	0
	11/2017	JPY	200,396		1,783	0	(1)
	11/2017	PLN	26,694		7,407	92	0
	11/2017		$1,359	CAD	1,699	3	0
	11/2017		26	COP	77,253	0	0
	11/2017		835	EUR	705	0	0
	11/2017		63	PLN	225	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2017	CNH	3,889		$574	$0	$(9)
	12/2017	CNY	2,777		405	0	(12)
	12/2017	MXN	15,903		870	7	0
	12/2017		$826	CNH	5,684	26	0
	12/2017		747	CNY	5,055	11	0
	12/2017		1,514	HKD	11,807	0	0
	01/2018	EUR	13,510	MXN	284,386	0	(682)
	01/2021	BRL	3,920		$604	0	(436)

IND	10/2017	ZAR	56,555		4,277	101	0

JPM	10/2017	AUD	3,992		3,162	31	0
	10/2017	BRL	20,862		6,585	0	(2)
	10/2017	EUR	671		802	9	0
	10/2017	IDR	6,175,302		459	1	0
	10/2017	NZD	2,318		1,658	0	(17)
	10/2017		$6,655	BRL	20,862	0	(68)
	10/2017		217	CLP	142,308	7	(1)
	10/2017		88,116	GBP	65,802	68	(10)
	11/2017	BRL	20,862		$6,627	69	0
	11/2017	GBP	65,128		87,290	0	(67)
	12/2017	THB	333,894		10,059	41	0
	12/2017		$1,934	ARS	35,012	13	0
	12/2017		818	INR	53,678	0	(3)

MSB	10/2017	IDR	1,808,800		$133	0	(1)
	12/2017		$155	INR	10,167	0	(1)

SCX	10/2017	IDR	5,780,722		$425	0	(4)
	10/2017	JPY	11,022,960		101,735	3,775	0
	10/2017	NOK	19,386		2,514	80	0
	10/2017		$3,885	SEK	30,703	0	(115)
	12/2017	SGD	27,218		$19,925	0	(154)

SOG	10/2017	GBP	65,160		84,624	0	(2,690)
	10/2017	RUB	47,395		801	0	(19)
	10/2017		$6,159	RUB	359,250	52	0
	12/2017	KRW	16,729,221		$14,788	170	0
	12/2017	TWD	818,447		27,132	116	0
	12/2017		$79	THB	2,621	0	0
	01/2018	KRW	14,850,324		$12,989	8	0

TOR	10/2017		$21,691	CHF	21,132	131	0
	11/2017	CHF	21,132		$21,733	0	(132)
	11/2017		$63	ARS	1,131	1	0

UAG	12/2017	HKD	197,306		$25,278	0	(21)
	12/2017	MYR	83,126		19,488	0	(180)
	12/2017	PHP	41,009		796	0	(7)
	01/2018		$2,112	DKK	13,230	1	0

Total Forward Foreign Currency Contracts						$6,438	$(5,918)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	8,000	$915	$317
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		8,000	915	886
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	14,300	376	334
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	24,100	1,226	588
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	10,100	268	270
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	37,600	1,407	982
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		37,600	1,407	1,427
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		48,000	2,484	1,172
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	15,300	409	391
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	741,200	349	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		121,400	689	204
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		60,000	331	280
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		900	0	27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		900	0	38

136	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050%	12/12/2018	$	31,750	$1,527	$810
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		12,800	1,473	582
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		12,800	1,473	1,363
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		218,900	126	0

								$15,375	$9,671

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$	477,100	$430	$8
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018		1,293,600	841	208
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017		431,700	43	0

							$1,314	$216

Total Purchased Options							$16,689	$9,887

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	4,700	$(50)	$(48)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	7,200	(61)	(67)
	Call - OTC EUR versus JPY		138.300	12/19/2017		7,200	(64)	(41)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	5,470	(291)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		8,300	(87)	(84)

							$(553)	$(240)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	120,200	$(1,250)	$(608)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		239,900	(2,555)	(1,214)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		9,500	(128)	(71)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		158,800	(1,681)	(875)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		26,100	(689)	(270)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		1,800	(24)	(13)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		12,400	(337)	(286)

								$(6,664)	$(3,337)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$	954,200	$ (496)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018		1,293,600	(130)	(22)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017		431,700	0	0

							$ (626)	$(22)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$	24,900	$(52)	$(65)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017		24,900	(45)	(27)

						$(97)	$(92)

Total Written Options						$(7,940)	$(3,691)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 SP BOA	0.110%	Monthly	05/25/2046	$	7,312	$(1,512)	$938	$0	$(574)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019		13,700	1,858	(364)	1,494	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		14,624	(3,061)	1,914	0	(1,147)

							$(2,715)	$2,488	$1,494	$(1,721)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	62,400	$(6)	$(112)	$0	$(118)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	80,176	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	$624,209	$0	$(1,961)	$0	$(1,961)
	Pay	NDDUWXUS Index	8,374	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	45,488	0	(10)	0	(10)
	Receive	RALVEIET Index	481,377	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	105,311	0	(1,000)	0	(1,000)
	Receive	RALVEIUT Index	2,041,582	1-Month USD-LIBOR plus a specified spread	Monthly	02/14/2018	380,699	0	369	369	0
	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	2,552	0	(47)	0	(47)
	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	117,919	0	(2,151)	0	(2,151)
CBK	Receive	RALVEIUT Index	3,126,651	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	867,677	0	1,826	1,826	0
DUB	Receive	RALVEIUT Index	43,424	1-Month USD-LIBOR plus a specified spread	Monthly	10/26/2017	6,060	0	0	0	0
	Pay	NDUEEGF Index	9,478	1-Month USD-LIBOR plus a specified spread	Monthly	11/29/2017	4,012	0	0	0	0
FBF	Receive	RALVEIIT Index	666,657	1-Month USD-LIBOR plus a specified spread	Maturity	05/11/2017	78,239	0	(136)	0	(136)
	Receive	RALVEIET Index	1,149,523	1-Month USD-LIBOR plus a specified spread	Monthly	07/13/2017	120,505	0	447	447	0
	Receive	RALVEIIT Index	196,737	1-Month USD-LIBOR plus a specified spread	Monthly	11/29/2017	22,985	0	0	0	0
	Receive	RALVEIIT Index	2,992,961	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	620,425	0	1,696	1,696	0
	Receive	RALVEIIT Index	1,851,218	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	408,374	0	1,210	1,210	0
	Receive	RALVEIIT Index	488,207	1-Month USD-LIBOR plus a specified spread	Monthly	02/22/2018	119,059	0	389	389	0
GST	Receive	RALVEIET Index	579,148	1-Month USD-LIBOR plus a specified spread	Monthly	07/13/2017	60,712	0	315	315	0
MEI	Receive	RALVEIET Index	371,593	1-Month USD-LIBOR plus a specified spread	Monthly	05/11/2017	38,928	0	0	0	0
	Receive	RALVEIET Index	199,111	1-Month USD-LIBOR plus a specified spread	Monthly	11/29/2017	41,502	0	(33)	0	(33)
	Pay	NDDUWXUS Index	60,712	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	580,094	0	(1,547)	0	(1,547)
	Pay	NDUEEGF Index	53,241	3-Month USD-LIBOR plus a specified spread	Quarterly	02/22/2018	22,191	0	0	0	0
SOG	Pay	NDUEEGF Index	361,326	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	285,247	0	2,449	2,449	0
UAG	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	61,622	0	(146)	0	(146)
UBS	Receive	RALVEIET Index	663,107	1-Month USD-LIBOR plus a specified spread	Monthly	08/24/2017	69,467	0	0	0	0

								$0	$1,670	$8,701	$(7,031)

Total Swap Agreements								$(2,721)	$4,046	$10,195	$(8,870)

138	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$688	$0	$1,494	$2,182	$(43)	$0	$(574)	$(617)	$1,565	$(1,480)	$85
BPS	15	1,203	369	1,587	(353)	(48)	(5,169)	(5,570)	(3,983)	4,127	144
BRC	13	342	0	355	0	0	(1,147)	(1,147)	(792)	951	159
CBK	706	588	1,826	3,120	(521)	(716)	0	(1,237)	1,883	(1,720)	163
DUB	0	270	0	270	(8)	0	0	(8)	262	(200)	62
FBF	29	0	3,742	3,771	(69)	0	(136)	(205)	3,566	(1,415)	2,151
GLM	84	3,581	0	3,665	(277)	(1,285)	(118)	(1,680)	1,985	(2,240)	(255)
GSC	0	0	0	0	0	(92)	0	(92)	(92)	0	(92)
GST	0	0	315	315	0	0	0	0	315	0	315
HUS	229	0	0	229	(1,154)	0	0	(1,154)	(925)	845	(80)
IND	101	0	0	101	0	0	0	0	101	0	101
JPM	239	391	0	630	(168)	0	0	(168)	462	(370)	92
MEI	0	0	0	0	0	0	(1,580)	(1,580)	(1,580)	906	(674)
MSB	0	0	0	0	(2)	0	0	(2)	(2)	31	29
MYC	0	3,512	0	3,512	0	(1,466)	0	(1,466)	2,046	(3,630)	(1,584)
SCX	3,855	0	0	3,855	(273)	0	0	(273)	3,582	(3,688)	(106)
SOG	346	0	2,449	2,795	(2,709)	(84)	0	(2,793)	2	(893)	(891)
TOR	132	0	0	132	(132)	0	0	(132)	0	0	0
UAG	1	0	0	1	(208)	0	(146)	(354)	(353)	711	358

Total Over the Counter	$6,438	$9,887	$10,195	$26,520	$(5,917)	$(3,691)	$(8,870)	$(18,478)

(j)	Securities with an aggregate market value of $7,572 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$676	$0	$569	$1,245
Swap Agreements	0	0	0	0	540	540

	$0	$0	$676	$0	$1,109	$1,785

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,438	$0	$6,438
Purchased Options	0	0	0	0	9,887	9,887
Swap Agreements	0	1,494	8,701	0	0	10,195

	$0	$1,494	$8,701	$6,438	$9,887	$26,520

	$0	$1,494	$9,377	$6,438	$10,996	$28,305

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$38	$0	$521	$559
Swap Agreements	0	0	0	0	214	214

	$0	$0	$38	$0	$735	$773

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,917	$0	$5,917
Written Options	0	0	0	240	3,451	3,691
Swap Agreements	0	1,721	7,031	0	118	8,870

	$0	$1,721	$7,031	$6,157	$3,569	$18,478

	$0	$1,721	$7,069	$6,157	$4,304	$19,251

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(513)	$0	$(9)	$(522)
Written Options	0	0	761	0	1,293	2,054
Futures	0	0	5,011	0	4,797	9,808
Swap Agreements	0	343	0	0	7,351	7,694

	$0	$343	$5,259	$0	$13,432	$19,034

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(28,980)	$0	$(28,980)
Purchased Options	0	0	0	1,522	(4,263)	(2,741)
Written Options	0	0	0	763	598	1,361
Swap Agreements	0	507	23,376	6	1,415	25,304

	$0	$507	$23,376	$(26,689)	$(2,250)	$(5,056)

	$0	$850	$28,635	$(26,689)	$11,182	$13,978

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$274	$0	$0	$274
Written Options	0	0	(212)	0	(63)	(275)
Futures	0	0	1,645	0	(2,124)	(479)
Swap Agreements	0	(259)	0	0	(11,450)	(11,709)

	$0	$(259)	$1,707	$0	$(13,637)	$(12,189)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,337	$0	$16,337
Purchased Options	0	0	0	(1,236)	(3,465)	(4,701)
Written Options	0	0	0	(307)	4,718	4,411
Swap Agreements	0	771	(9,569)	0	(1,105)	(9,903)

	$0	$771	$(9,569)	$14,794	$148	$6,144

	$0	$512	$(7,862)	$14,794	$(13,489)	$(6,045)

140	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,638	$1,670	$9,308
Corporate Bonds & Notes
Banking & Finance	0	49,251	0	49,251
Industrials	0	20,045	0	20,045
Utilities	0	5,080	0	5,080
Municipal Bonds & Notes
Illinois	0	2,882	0	2,882
U.S. Government Agencies	0	3,249	0	3,249
U.S. Treasury Obligations	0	330,113	0	330,113
Non-Agency Mortgage-Backed Securities	0	66,986	0	66,986
Asset-Backed Securities	0	112,421	0	112,421
Sovereign Issues	0	12,920	0	12,920
Short-Term Instruments
Certificates of Deposit	0	11,708	0	11,708
Commercial Paper	0	18,656	0	18,656
Repurchase Agreements	0	41,900	0	41,900
Argentina Treasury Bills	0	1,087	0	1,087

	$0	$683,936	$1,670	$685,606

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$182,459	$0	$0	$182,459

Total Investments	$182,459	$683,936	$1,670	$868,065

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,549)	$0	$(5,549)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,245	540	0	1,785
Over the counter	0	26,520	0	26,520

	$1,245	$27,060	$0	$28,305

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(559)	(214)	0	(773)
Over the counter	0	(18,478)	0	(18,478)

	$(559)	$(18,692)	$0	$(19,251)

Total Financial Derivative Instruments	$686	$8,368	$0	$9,054

Totals	$183,145	$686,755	$1,670	$871,570

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based

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on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS EMG Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS International Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS Small Fund	Quarterly	Quarterly
PIMCO RAE Low Volatility PLUS Fund	Quarterly	Quarterly
PIMCO RAE Low Volatility PLUS EMG Fund	Quarterly	Quarterly
PIMCO RAE Low Volatility PLUS International Fund	Quarterly	Quarterly
PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a

Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Notes to Financial Statements (Cont.)

derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the

NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign

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exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy.

In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates,

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implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Fundamental Advantage PLUS Fund	$85,977	$274,173	$(245,841)	$(2)	$(5)	$114,302	$873	$0
PIMCO RAE Fundamental PLUS Fund	490,927	438,154	(614,700)	(6)	(11)	314,364	2,754	0
PIMCO RAE Fundamental PLUS EMG Fund	92,785	964,954	(781,502)	(21)	(6)	276,210	1,654	0
PIMCO RAE Fundamental PLUS International Fund	294,362	552,360	(623,628)	(8)	(9)	223,077	2,160	0
PIMCO RAE Fundamental PLUS Small Fund	23,831	44,029	(50,252)	1	(1)	17,608	142	0
PIMCO RAE Low Volatility PLUS Fund	55,360	61,386	(81,056)	1	(1)	35,690	285	0
PIMCO RAE Low Volatility PLUS EMG Fund	538,508	1,022,538	(1,556,500)	46	(3)	4,589	737	0
PIMCO RAE Low Volatility PLUS International Fund	434,149	621,753	(1,055,800)	31	(7)	126	754	0
PIMCO RAE Worldwide Long/Short PLUS Fund	96,876	7,561	(53,500)	(6)	0	50,931	460	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio IV
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Fundamental Advantage PLUS Fund	$0	$48,503	$0	$0	$48	$48,551	$203	$0
PIMCO RAE Fundamental PLUS Fund	0	193,003	(1)	0	211	193,213	903	0
PIMCO RAE Fundamental PLUS EMG Fund	0	184,663	0	0	168	184,831	564	0
PIMCO RAE Fundamental PLUS International Fund	0	118,440	0	0	126	118,566	540	0
PIMCO RAE Fundamental PLUS Small Fund	0	8,488	0	0	9	8,497	38	0
PIMCO RAE Low Volatility PLUS Fund	0	17,340	0	0	19	17,359	81	0
PIMCO RAE Low Volatility PLUS EMG Fund	0	231,691	0	0	264	231,955	1,213	0
PIMCO RAE Low Volatility PLUS International Fund	0	92,077	(58,776)	2	25	33,328	213	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0	131,351	(1)	0	178	131,528	851	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments

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may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments   are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to

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the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not

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entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in

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the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency,

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interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash

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or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements

154	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2017 (Unaudited)

exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the

Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	155

Notes to Financial Statements (Cont.)

countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement.

156	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2017 (Unaudited)

Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To Be Announced (“TBA”) securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C		Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	0.35%	N/A	0.40%	0.40%	0.40%		N/A
PIMCO RAE Fundamental PLUS Fund	0.54%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%		N/A
PIMCO RAE Fundamental PLUS EMG Fund	0.85%	0.30%	0.40%	0.30%	0.45%	0.45%	0.45%		N/A
PIMCO RAE Fundamental PLUS International Fund	0.57%	0.25%	0.35%	N/A	0.35%	0.35%	0.35%		0.35%	*
PIMCO RAE Fundamental PLUS Small Fund	0.59%	0.25%	0.35%	N/A	0.35%	0.35%	0.35%		0.35%	*
PIMCO RAE Low Volatility PLUS Fund	0.54%	0.25%	0.35%	N/A	N/A	0.40%	0.40%		N/A
PIMCO RAE Low Volatility PLUS EMG Fund(1)	0.85%	0.30%	0.40%	N/A	N/A	0.45%	0.45%	~	N/A
PIMCO RAE Low Volatility PLUS International Fund	0.57%	0.25%	0.35%	N/A	N/A	0.35%	0.35%	~	N/A
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%	N/A	N/A	0.40%	0.40%	~	N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.
(1)	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.15% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class & Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

158	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2017 (Unaudited)

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the PIMCO RAE Low Volatility PLUS EMG Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2017, were as follows (amounts in thousands):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO RAE Low Volatility PLUS EMG Fund	$6,783	$5,072	$4,329	$16,184

The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount waived was $1,993,387.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30,

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Notes to Financial Statements (Cont.)

2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO RAE Fundamental Advantage PLUS Fund	$1,352	$6,094
PIMCO RAE Fundamental PLUS Fund	0	9,961
PIMCO RAE Fundamental PLUS EMG Fund	0	23,156
PIMCO RAE Fundamental PLUS International Fund	1,827	2,584
PIMCO RAE Fundamental PLUS Small Fund	426	207
PIMCO RAE Low Volatility PLUS Fund	632	5,652
PIMCO RAE Low Volatility PLUS EMG Fund	13,714	62,426
PIMCO RAE Low Volatility PLUS International Fund	7,322	74,074
PIMCO RAE Worldwide Long/Short PLUS Fund	0	26,045

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO RAE Fundamental Advantage PLUS Fund	$232,887	$218,732	$40,649	$39,237
PIMCO RAE Fundamental PLUS Fund	859,233	808,994	46,719	113,511
PIMCO RAE Fundamental PLUS EMG Fund	538,234	499,195	98,175	104,110
PIMCO RAE Fundamental PLUS International Fund	775,770	706,747	91,895	16,038
PIMCO RAE Fundamental PLUS Small Fund	47,153	43,840	4,628	367
PIMCO RAE Low Volatility PLUS Fund	107,163	108,295	9,885	30,906
PIMCO RAE Low Volatility PLUS EMG Fund	2,705,840	2,637,447	153,697	244,714
PIMCO RAE Low Volatility PLUS International Fund	722,652	828,364	62,980	273,904
PIMCO RAE Worldwide Long/Short PLUS Fund	614,706	669,453	22,676	229,932

160	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2017 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE Fundamental PLUS Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	16,516	$164,380	30,838	$305,801	7,181	$52,273	18,954	$126,179
Class P	13	134	83	823	6,089	43,876	17,380	116,372
Administrative Class	0	0	0	0	240	1,707	3,736	25,429
Class D	33	322	1,054	10,540	2,507	17,369	9,080	58,473
Class A	48	473	88	870	5,597	38,886	14,108	90,324
Class C	22	211	153	1,514	2,976	19,220	8,653	52,166
Issued as reinvestment of distributions
Institutional Class	332	3,297	0	0	1,736	12,568	0	0
Class P	4	40	0	0	910	6,549	0	0
Administrative Class	0	0	0	0	127	898	0	0
Class D	5	47	0	0	1,179	8,138	0	0
Class A	5	53	0	0	1,799	12,452	0	0
Class C	3	26	0	0	1,360	8,752	0	0
Cost of shares redeemed
Institutional Class	(1,170)	(11,706)	(48,748)	(489,707)	(11,308)	(82,307)	(29,928)	(193,001)
Class P	(112)	(1,123)	(564)	(5,668)	(8,583)	(62,016)	(19,327)	(124,732)
Administrative Class	0	0	0	0	(403)	(2,871)	(718)	(4,636)
Class D	(382)	(3,738)	(1,345)	(13,306)	(8,759)	(60,778)	(20,242)	(126,398)
Class A	(133)	(1,301)	(1,340)	(12,947)	(8,916)	(62,068)	(32,155)	(200,470)
Class C	(239)	(2,332)	(355)	(3,482)	(9,159)	(59,191)	(20,216)	(117,880)
Net increase (decrease) resulting from Fund share transactions	14,945	$148,783	(20,136)	$(205,562)	(15,427)	$(106,543)	(50,675)	$(298,174)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	161

Notes to Financial Statements (Cont.)

	PIMCO RAE Fundamental PLUS EMG Fund				PIMCO RAE Fundamental PLUS International Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	36,549	$385,814	19,580	$177,714	21,421	$193,971	58,816	$473,578
Class P	1,135	12,130	3,812	35,453	73	695	122	1,029
Administrative Class	28	279	36	341	0	0	0	0
Class D	972	9,997	4,088	36,377	517	5,035	183	1,500
Class A	541	5,642	353	3,445	65	613	70	557
Class C	142	1,438	98	923	56	535	15	131
Issued as reinvestment of distributions
Institutional Class	6,813	70,948	6,364	56,737	3,360	32,063	933	7,663
Class P	186	1,931	129	1,166	15	143	6	48
Administrative Class	3	34	1	8	0	0	0	0
Class D	118	1,203	79	702	18	170	5	40
Class A	54	553	23	205	9	90	3	26
Class C	14	143	7	62	4	35	1	4
Cost of shares redeemed
Institutional Class	(7,583)	(79,541)	(160,230)	(1,469,474)	(6,907)	(67,583)	(38,344)	(301,403)
Class P	(1,303)	(13,534)	(871)	(7,802)	(53)	(498)	(99)	(817)
Administrative Class	(53)	(558)	(29)	(249)	0	0	0	0
Class D	(1,181)	(12,098)	(2,327)	(21,126)	(98)	(934)	(801)	(6,289)
Class A	(179)	(1,861)	(172)	(1,530)	(59)	(574)	(90)	(732)
Class C	(62)	(622)	(91)	(828)	(22)	(206)	(72)	(585)
Net increase (decrease) resulting from Fund share transactions	36,194	$381,898	(129,150)	$(1,187,876)	18,399	$163,555	20,748	$174,750

162	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2017 (Unaudited)

PIMCO RAE Fundamental PLUS Small Fund				PIMCO RAE Low Volatility PLUS Fund						PIMCO RAE Low Volatility PLUS EMG Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017
Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount		Shares		Amount		Shares		Amount

1,131	$13,045	2,579	$27,806	13	$166	2,652		$31,039		2,301		$22,232		21,527		$179,769
63	726	291	3,297	38	479	44		526		4		37		4		37
0	0	0	0	0	0	0		0		0		0		0		0
128	1,476	394	4,254	0	0	224	(a)	2,659	(a)	0		0		360	(a)	3,085	(a)
123	1,402	203	2,250	100	1,251	381		4,430		24		231		38		335
30	334	110	1,171	45	562	418		4,774		13	(b)	125	(b)	183		1,584

145	1,682	27	310	64	823	311		3,730		8,325		80,972		4,705		39,995
5	60	2	18	0	5	1		11		1		6		0		2
0	0	0	0	0	0	0		0		0		0		0		0
8	92	1	8	0	0	2	(a)	28	(a)	0		0		0	(a)	4	(a)
9	104	1	11	4	51	14		169		2		18		0		3
4	50	0	0	1	17	4		52		1	(b)	7	(b)	0		3

(785)	(9,227)	(2,338)	(24,101)	(2,805)	(35,060)	(11,512)		(137,701)		(134,792)		(1,317,975)		(126,010)		(1,098,444)
(190)	(2,195)	(141)	(1,448)	(13)	(163)	(33)		(386)		(13)		(132)		(10)		(86)
0	0	0	0	0	0	0		0		0		0		0		0
(146)	(1,681)	(494)	(5,100)	0	0	(281	)(a)	(3,305	)(a)	0		0		(413	)(a)	(3,567	)(a)
(46)	(529)	(126)	(1,312)	(188)	(2,368)	(183)		(2,157)		(13)		(133)		(16)		(145)
(62)	(702)	(314)	(3,251)	(82)	(1,016)	(208)		(2,407)		(81	)(b)	(781	)(b)	(148)		(1,262)
417	$4,637	195	$3,913	(2,823)	$(35,253)	(8,166)		$(98,538)		(124,228)		$(1,215,393)		(99,780)		$(878,687)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	163

Notes to Financial Statements (Cont.)

	PIMCO RAE Low Volatility PLUS International Fund								PIMCO RAE Worldwide Long/Short PLUS Fund
	Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017
	Shares		Amount		Shares		Amount		Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	488		$5,261		68,307		$656,521		1,564		$15,793		31,873		$307,489
Class P	17		184		1,091		9,977		23		228		0		0
Administrative Class	0		0		0		0		0		0		0		0
Class D	0		0		4	(a)	29	(a)	0		0		137	(a)	1,347	(a)
Class A	93		982		165		1,620		11		113		4		32
Class C	10	(b)	112	(b)	66		630		2	(b)	23	(b)	67		642
Issued as reinvestment of distributions
Institutional Class	1,570		16,903		2,308		22,445		2,697		26,982		7,446		71,972
Class P	13		138		15		142		1		5		0		1
Administrative Class	0		0		0		0		0		0		0		0
Class D	0		0		0	(a)	1	(a)	0		0		1	(a)	10	(a)
Class A	5		53		3		30		0		5		0		4
Class C	1	(b)	6	(b)	1		5		1	(b)	9	(b)	2		15
Cost of shares redeemed
Institutional Class	(93,122)		(990,246)		(82,703)		(792,472)		(55,612)		(557,609)		(104,381)		(1,009,857)
Class P	(93)		(989)		(441)		(4,215)		(9)		(86)		(1)		(12)
Administrative Class	0		0		0		0		0		0		0		0
Class D	0		0		(23	)(a)	(218	)(a)	0		0		(141	)(a)	(1,380	)(a)
Class A	(98)		(1,043)		(190)		(1,784)		(4)		(43)		(2)		(20)
Class C	(101	)(b)	(1,075	)(b)	(14)		(130)		(70	)(b)	(691	)(b)	(4)		(37)
Net increase (decrease) resulting from Fund share transactions	(91,217)		$(969,714)		(11,411)		$(107,419)		(51,396)		$(515,271)		(64,999)		$(629,794)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO RAE Fundamental Advantage PLUS Fund	0	2	0%	89%
PIMCO RAE Fundamental PLUS EMG Fund	0	2	0%	84%
PIMCO RAE Fundamental PLUS International Fund	0	2	0%	93%
PIMCO RAE Fundamental PLUS Small Fund	0	1	0%	52%
PIMCO RAE Low Volatility PLUS Fund	0	2	0%	87%
PIMCO RAE Low Volatility PLUS EMG Fund	0	2	0%	97%
PIMCO RAE Low Volatility PLUS International Fund	0	2	0%	96%
PIMCO RAE Worldwide Long/Short PLUS Fund	0	2	0%	93%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

164	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2017 (Unaudited)

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses(1)
	03/31/2018	03/31/2019
PIMCO RAE Fundamental Advantage PLUS Fund*	$137,539	$192,616
PIMCO RAE Fundamental PLUS Fund	0	0
PIMCO RAE Fundamental PLUS EMG Fund	0	0
PIMCO RAE Fundamental PLUS International Fund	0	0
PIMCO RAE Fundamental PLUS Small Fund	0	0
PIMCO RAE Low Volatility PLUS Fund	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	0	0
PIMCO RAE Low Volatility PLUS International Fund	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO RAE Fundamental Advantage PLUS Fund*	$599,552	$198,811
PIMCO RAE Fundamental PLUS Fund	5,346	0
PIMCO RAE Fundamental PLUS EMG Fund	14,985	380,209
PIMCO RAE Fundamental PLUS International Fund	51,689	104,920
PIMCO RAE Fundamental PLUS Small Fund*	13,898	3,188
PIMCO RAE Low Volatility PLUS Fund	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	165,387	298,441
PIMCO RAE Low Volatility PLUS International Fund	0	31,403
PIMCO RAE Worldwide Long/Short PLUS Fund	124,183	44,650

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	165

Notes to Financial Statements (Cont.)

September 30, 2017 (Unaudited)

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO RAE Fundamental Advantage PLUS Fund	$612,996	$66,825	$(72,735)	$(5,910)
PIMCO RAE Fundamental PLUS Fund	1,756,892	121,391	(34,942)	86,449
PIMCO RAE Fundamental PLUS EMG Fund	1,714,065	76,419	(50,342)	26,077
PIMCO RAE Fundamental PLUS International Fund	1,245,506	81,319	(18,400)	62,919
PIMCO RAE Fundamental PLUS Small Fund	90,238	10,930	(2,648)	8,282
PIMCO RAE Low Volatility PLUS Fund	178,286	20,297	(4,928)	15,369
PIMCO RAE Low Volatility PLUS EMG Fund	2,516,199	178,526	(69,565)	108,961
PIMCO RAE Low Volatility PLUS International Fund	671,869	68,702	(24,433)	44,269
PIMCO RAE Worldwide Long/Short PLUS Fund	860,447	42,995	(31,610)	11,385

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

On November 15, 2017, the Board approved the liquidation of certain Class shares. The liquidation of these Class shares is expected to occur on January 31, 2018 as noted in the following table:

Fund	Class shares
PIMCO RAE Fundamental PLUS EMG Fund	Administrative Class
PIMCO RAE Fundamental PLUS International Fund	Class C
PIMCO RAE Low Volatility PLUS Fund	Class P
PIMCO RAE Low Volatility PLUS EMG Fund	Class A, Class P
PIMCO RAE Low Volatility PLUS International Fund	Class A
PIMCO RAE Worldwide Long/Short PLUS Fund	Class A, Class P

There were no other subsequent events identified that require recognition or disclosure.

166	PIMCO FUNDAMENTAL INDEX FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SOG	Societe Generale
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	ERADXULT	eRAFI International Large Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BBSW1M	1 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BPSW5	5 Year GBP Swap Rate	EUR006M	6 Month EUR Swap Rate	S&P 500	Standard & Poor’s 500 Index
CDX.HY	Credit Derivatives Index - High Yield	EUSA5	5 Year EUR Annual Swap Rate	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR	USSW5	5 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ADR	American Depositary Receipt	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	167

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

168	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

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Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

170	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

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serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

172	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

174	PIMCO FUNDAMENTAL INDEX FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4004SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		30
Statements of Operations		34
Statements of Changes in Net Assets		36
Notes to Financial Statements		154
Glossary		180
Approval of Investment Advisory Contract and Other Agreements		181

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Markets Bond Fund	7	38
PIMCO Emerging Markets Corporate Bond Fund	8	52
PIMCO Emerging Markets Currency Fund	9	61
PIMCO Emerging Markets Full Spectrum Bond Fund	10	75
PIMCO Foreign Bond Fund (Unhedged)	11	77
PIMCO Global Advantage® Strategy Bond Fund	12	97
PIMCO Global Bond Fund (Unhedged)	13	118
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	14	136

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound

2	PIMCO INTERNATIONAL BOND FUNDS

and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87. PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust (collectively, “Underlying PIMCO Funds”), and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, new/small fund risk interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, smaller company risk, issuer non-diversification risk, leveraging risk, management risk, short exposure risk, tax risk, subsidiary risk, value investing risk, arbitrage risk, convertible securities risk and exchange-traded fund risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to

4	PIMCO INTERNATIONAL BOND FUNDS

interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	03/31/00	07/31/97	07/31/97	—	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	10/15/10	—	—	11/18/11	—	—	Diversified
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	09/29/06	05/31/05	05/31/05	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	02/25/13	—	—	02/25/13	—	—	Diversified
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	04/30/04	07/30/04	07/30/04	—	Diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	02/05/09	02/05/09	Diversified
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	11/19/10	07/31/96	07/31/08	—	—	—	Non-diversified
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	—	10/02/95	10/02/95	—	Non-diversified

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class D - PEMDX
Class P - PEMPX	Class A - PAEMX
Administrative Class - PEBAX	Class C - PEBCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 09/30/2017†§

Brazil	10.8%
Mexico	9.6%
Argentina	7.2%
United States‡	7.0%
Indonesia	6.8%
Luxembourg	4.6%
Turkey	4.4%
Kazakhstan	3.4%
Ukraine	3.0%
Chile	2.9%
Venezuela	2.3%
China	2.1%
Sri Lanka	2.0%
Colombia	1.9%
South Africa	1.8%
Uruguay	1.8%
Ireland	1.7%
Cayman Islands	1.5%
Dominican Republic	1.4%
Panama	1.4%
Guatemala	1.2%
Azerbaijan	1.2%
Peru	1.1%
Netherlands	1.1%
Other	17.8%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	5.01%	7.02%	3.67%	6.39%	9.60%
PIMCO Emerging Markets Bond Fund Class P	4.96%	6.92%	3.57%	6.28%	9.49%
PIMCO Emerging Markets Bond Fund Administrative Class	4.88%	6.75%	3.41%	6.12%	9.32%
PIMCO Emerging Markets Bond Fund Class D	4.82%	6.63%	3.27%	5.97%	9.17%
PIMCO Emerging Markets Bond Fund Class A	4.82%	6.63%	3.27%	5.97%	9.16%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	0.88%	2.63%	2.48%	5.56%	8.95%
PIMCO Emerging Markets Bond Fund Class C	4.43%	5.84%	2.50%	5.18%	8.35%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	3.43%	4.84%	2.50%	5.18%	8.35%
JPMorgan Emerging Markets Bond Index (EMBI) Global	4.65%	4.15%	4.32%	7.28%	8.33%
Lipper Emerging Market Hard Currency Debt Funds Average	5.19%	6.83%	2.98%	6.30%	8.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.20% for Class D shares, 1.20% for Class A shares, and 1.95% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long exposure to Brazilian quasi-sovereign and corporate debt contributed to performance.

»	Overweight exposure to Indonesian quasi-sovereign debt contributed to performance.

»	Long exposure to Russian corporate and quasi-sovereign debt contributed to performance.

»	Underweight exposure to Philippine sovereign debt detracted from performance.

»	Underweight exposure to Chinese quasi-sovereign debt detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX	Class A - PECZX
Class P - PMIPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	15.4%
Cayman Islands	7.6%
Luxembourg	7.5%
Netherlands	7.3%
Brazil	4.9%
Turkey	4.7%
Bermuda	3.9%
United Kingdom	3.9%
United Arab Emirates	3.1%
Hong Kong	2.8%
Mexico	2.8%
Thailand	2.6%
Virgin Islands (British)	2.4%
Mauritius	2.4%
Colombia	2.1%
Singapore	2.1%
China	1.9%
Chile	1.8%
Argentina	1.8%
South Africa	1.6%
Indonesia	1.6%
Peru	1.5%
Ireland	1.4%
India	1.3%
Malaysia	1.1%
Saudi Arabia	1.0%
Austria	1.0%
Other	8.5%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	4.30%	8.79%	2.88%	6.32%
PIMCO Emerging Markets Corporate Bond Fund Class P	4.25%	8.68%	2.78%	6.24%
PIMCO Emerging Markets Corporate Bond Fund Class A	4.09%	8.36%	2.48%	5.91%
PIMCO Emerging Markets Corporate Bond Fund Class A (adjusted)	0.21%	4.34%	1.69%	5.42%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	4.07%	5.79%	5.12%	8.39%
Lipper Emerging Market Hard Currency Debt Funds Average	5.19%	6.83%	2.98%	7.77%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.95% for the Institutional Class shares, 1.05% for Class P shares, and 1.35% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to Brazilian corporate debt contributed to performance.

»	Overweight exposure to South African corporate debt contributed to performance.

»	Overweight exposure to Ukrainian corporate debt contributed to performance.

»	Underweight exposure to Hong Kong corporate debt detracted from performance.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class D - PLMDX
Class P - PLMPX	Class A - PLMAX
Administrative Class - PDEVX	Class C - PLMCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	32.0%
Brazil	15.7%
Japan	7.3%
Czech Republic	4.5%
Argentina	3.5%
Luxembourg	3.4%
Turkey	2.1%
Cayman Islands	2.0%
Netherlands	1.9%
Kazakhstan	1.6%
Virgin Islands (British)	1.4%
China	1.3%
Malaysia	1.3%
Indonesia	1.0%
Sri Lanka	1.0%
Other	20.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	3.93%	7.13%	(0.01)%	1.61%	3.38%
PIMCO Emerging Markets Currency Fund Class P	3.88%	7.02%	(0.11)%	1.51%	3.28%
PIMCO Emerging Markets Currency Fund Administrative Class	3.80%	6.80%	(0.27)%	1.35%	3.12%
PIMCO Emerging Markets Currency Fund Class D	3.72%	6.71%	(0.41)%	1.21%	2.97%
PIMCO Emerging Markets Currency Fund Class A	3.72%	6.71%	(0.41)%	1.21%	2.97%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	(0.17)%	2.70%	(1.17)%	0.82%	2.65%
PIMCO Emerging Markets Currency Fund Class C	3.34%	5.91%	(1.15)%	0.45%	2.20%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	2.34%	4.91%	(1.15)%	0.45%	2.20%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	3.97%	5.43%	(0.74)%	1.41%	3.33%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.97%	5.43%	(0.74)%	1.23%	3.14%
Lipper Alternative Currency Strategies Average	2.48%	4.20%	(1.38)%	0.06%	1.58%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.87% for the Institutional Class shares, 0.97% for Class P shares, 1.12% for Administrative Class shares, 1.27% for Class D shares, 1.27% for Class A shares, and 2.02% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging markets countries. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to the Brazilian real contributed to performance.

»	Overweight to the Czech koruna contributed to performance.

»	Underweight exposure to the Hungarian forint detracted from performance.

»	Underweight exposure to the Romanian leu detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX	Class A - PFSSX
Class P - PFSPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top Holdings as of 09/30/20171§

PIMCO Emerging Local Bond Fund	53.3%
PIMCO Emerging Markets Bond Fund	25.2%
PIMCO Emerging Markets Corporate Bond Fund	20.5%
[1]	% of Investments, at value.

§	Top Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	5.66%	7.85%	(0.19)%
PIMCO Emerging Markets Full Spectrum Bond Fund Class P	5.61%	7.74%	(0.29)%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A	5.46%	7.43%	(0.59)%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A (adjusted)	1.48%	3.39%	(1.41)%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	5.83%	6.17%	1.28%
Lipper Emerging Market Hard Currency Debt Funds Average	5.19%	6.83%	2.46%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 02/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.88% for the Institutional Class shares, 1.98% for Class P shares, and 2.28% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Relative positive performance of PIMCO’s external sovereign and corporate bond funds contributed to performance.

»	Underweight exposure to emerging market corporate strategies contributed to performance.

»	Overweight exposure to emerging market local strategies contributed to performance.

»	Relative negative performance of PIMCO’s local sovereign bond fund detracted from performance.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class D - PFBDX
Class P - PFUPX	Class A - PFUAX
Administrative Class - PFUUX	Class C - PFRCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	27.3%
Japan	20.5%
Denmark	10.5%
United Kingdom	8.5%
Sweden	5.2%
Canada	4.5%
France	4.0%
Cayman Islands	3.4%
Spain	2.7%
Italy	2.3%
Switzerland	1.6%
Brazil	1.3%
Netherlands	1.2%
Saudi Arabia	1.0%
Other	6.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	6.24%	0.81%	(0.10)%	4.81%	4.87%
PIMCO Foreign Bond Fund (Unhedged) Class P	6.19%	0.71%	(0.20)%	4.71%	4.76%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	6.11%	0.56%	(0.34)%	4.56%	4.61%
PIMCO Foreign Bond Fund (Unhedged) Class D	6.03%	0.41%	(0.49)%	4.39%	4.43%
PIMCO Foreign Bond Fund (Unhedged) Class A	6.03%	0.41%	(0.49)%	4.38%	4.43%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	2.06%	(3.36)%	(1.25)%	3.98%	4.13%
PIMCO Foreign Bond Fund (Unhedged) Class C	5.64%	(0.34)%	(1.24)%	3.60%	3.65%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	4.64%	(1.33)%	(1.24)%	3.60%	3.65%
Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index	6.11%	(2.42)%	(0.73)%	2.57%	3.49%
Lipper International Income Funds Average	4.04%	2.73%	1.05%	4.06%	4.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.60% for the Institutional Class shares, 0.70% for Class P shares, 0.85% for Administrative Class shares, 1.00% for Class D shares, 1.00% for Class A shares, and 1.75% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities contributed to performance, as total returns were positive.

»	Long positions in the British pound versus the U.S. dollar contributed to performance, as the British pound appreciated against the U.S. dollar over the period.

»	Long positions in the Canadian dollar versus the U.S. dollar contributed to performance, as the Canadian dollar appreciated against the U.S. dollar over the period.

»	Underweight exposure to the euro versus the U.S. dollar detracted from performance, as the euro appreciated against the U.S. dollar over the period.

»	Underweight exposure to investment grade corporate bond spread duration detracted from relative performance, as spreads tightened.

»	Exposure to Brazilian duration detracted from performance, as yields rose over the first half of the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX
Class D - PGSDX	Class R - PSBRX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	41.4%
United Kingdom	9.9%
Cayman Islands	4.5%
Italy	4.5%
Sweden	4.4%
Denmark	3.9%
Japan	3.6%
Saudi Arabia	3.0%
Canada	2.8%
Brazil	2.3%
Spain	2.0%
Netherlands	1.9%
Indonesia	1.8%
Peru	1.6%
Kuwait	1.4%
Mexico	1.3%
Switzerland	1.2%
France	1.0%
Luxembourg	1.0%
Other	6.5%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	3.16%	4.53%	0.85%	4.36%
PIMCO Global Advantage® Strategy Bond Fund Class P	3.11%	4.43%	0.75%	4.25%
PIMCO Global Advantage® Strategy Bond Fund Class D	2.95%	4.11%	0.45%	3.95%
PIMCO Global Advantage® Strategy Bond Fund Class A	2.95%	4.11%	0.45%	3.94%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	(0.91)%	0.19%	(0.32)%	3.49%
PIMCO Global Advantage® Strategy Bond Fund Class C	2.57%	3.34%	(0.30)%	3.17%
PIMCO Global Advantage® Strategy Bond Fund Class C (adjusted)	1.57%	2.34%	(0.30)%	3.17%
PIMCO Global Advantage® Strategy Bond Fund Class R	2.83%	3.86%	0.20%	3.69%
Bloomberg Barclays Global Aggregate (USD Unhedged) Index	4.41%	(1.26)%	0.48%	3.29%
Bloomberg Barclays U.S. Aggregate Indexª	2.31%	0.07%	2.06%	4.10%
PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged)	2.80%	1.83%	1.75%	4.30%
Lipper Global Income Funds Average	3.69%	1.50%	1.35%	4.70%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

ª Prior to 09/29/2017, the fund’s benchmark was Bloomberg Barclays U.S. Aggregate Index.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end were 0.77% for the Institutional Class shares, 0.87% for Class P shares, 1.17% for Class D shares, 1.17% for Class A shares, 1.92% for Class C shares, and 1.42% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities contributed to performance, as total returns were positive during the reporting period.

»	Exposure to non-investment-grade corporate bond spread duration contributed to relative performance, as spreads tightened.

»	Covered bonds contributed to performance, as total returns were positive during the reporting period.

»	Exposure to Brazilian duration detracted from performance, as yields rose over the first half of the reporting period.

»	Underweight exposure to investment grade corporate bond spread duration detracted from relative performance, as spreads tightened.

»	Underweight exposure to French, Italian, and Spanish duration detracted from performance, as yields fell.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Administrative Class - PADMX
Class P - PGOPX	Class D - PGBDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	38.4%
Japan	10.7%
United Kingdom	8.4%
Denmark	5.5%
France	4.9%
Sweden	4.6%
Cayman Islands	4.0%
Canada	4.0%
Italy	3.2%
Spain	1.9%
Slovenia	1.8%
Netherlands	1.7%
Brazil	1.4%
Switzerland	1.2%
Germany	1.0%
Other	7.3%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	5.41%	1.38%	0.90%	5.02%	6.07%
PIMCO Global Bond Fund (Unhedged) Class P	5.36%	1.28%	0.80%	4.92%	5.97%
PIMCO Global Bond Fund (Unhedged) Administrative Class	5.28%	1.13%	0.65%	4.76%	5.82%
PIMCO Global Bond Fund (Unhedged) Class D	5.20%	0.98%	0.50%	4.61%	5.66%
Bloomberg Barclays Global Aggregate (USD Unhedged) Index	4.41%	(1.26)%	0.48%	3.31%	4.99%♦
Lipper Global Income Funds Average	3.69%	1.50%	1.35%	3.62%	4.98%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.61% for the Institutional Class shares, 0.71% for Class P shares, 0.86% for Administrative Class shares, and 1.01% for Class D shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities contributed to performance, as total returns in these securities were positive during the reporting period.

»	Exposure to non-investment-grade corporate bond spread duration contributed to relative performance, as spreads tightened.

»	Covered bonds contributed to performance, as total returns in these securities were positive during the reporting period.

»	Underweight exposure to investment grade corporate bond spread duration detracted from relative performance, as spreads tightened.

»	Exposure to Brazilian duration detracted from performance, as yields rose over the first half of the reporting period.

»

Canadian interest rate strategies detracted from relative performance, particularly due to overweight exposure to the front end of the Canadian yield curve for most of the reporting period and as front-end Canadian interest rates rose.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class C - PCIIX
Administrative Class - PGDAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	35.0%
Japan	17.9%
Denmark	9.1%
United Kingdom	8.3%
Sweden	4.8%
Canada	3.1%
Cayman Islands	2.9%
France	2.8%
Italy	2.4%
Netherlands	1.8%
Spain	1.7%
Brazil	1.3%
Slovenia	1.2%
Switzerland	1.1%
Saudi Arabia	1.0%
Other	5.6%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	2.54%	2.29%	3.92%	5.99%	6.59%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	2.49%	2.19%	3.82%	5.88%	6.49%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	2.41%	2.04%	3.66%	5.73%	6.33%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	2.36%	1.94%	3.56%	5.60%	6.19%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(1.48)%	(1.88)%	2.77%	5.20%	6.00%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	1.98%	1.18%	2.79%	4.81%	5.39%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	0.98%	0.18%	2.79%	4.81%	5.39%
Bloomberg Barclays Global Aggregate (USD Hedged) Index	1.77%	(0.17)%	3.07%	4.30%	5.44%♦
Lipper Global Income Funds Average	3.69%	1.50%	1.35%	3.62%	4.89%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.57% for the Institutional Class shares, 0.67% for Class P shares, 0.82% for Administrative Class shares, 0.92% for Class A shares, and 1.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities contributed to performance, as total returns in these securities were positive during the reporting period.

»	Exposure to non-investment-grade corporate bond spread duration contributed to relative performance, as spreads tightened.

»	U.S. interest rate strategies contributed to relative performance, particularly due to underweight exposure to the front end of the U.S. yield curve and as front-end U.S. interest rates rose.

»	Exposure to Brazilian duration detracted from performance, as yields rose over the first half of the reporting period.

»	Underweight to investment grade corporate bond spread duration detracted from relative performance, as spreads tightened.

»

Canadian interest rate strategies detracted from relative performance, particularly due to overweight exposure to the front end of the Canadian yield curve and as front-end Canadian interest rates rose.

14	PIMCO INTERNATIONAL BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$1,050.10	$4.24	$1,000.00	$1,020.79	$4.18	0.83%
Class P	1,000.00	1,049.60	4.75	1,000.00	1,020.29	4.68	0.93
Administrative Class	1,000.00	1,048.80	5.52	1,000.00	1,019.55	5.44	1.08
Class D	1,000.00	1,048.20	6.13	1,000.00	1,018.95	6.04	1.20
Class A	1,000.00	1,048.20	6.13	1,000.00	1,018.95	6.04	1.20
Class C	1,000.00	1,044.30	9.94	1,000.00	1,015.21	9.80	1.95
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$1,043.00	$4.94	$1,000.00	$1,020.09	$4.89	0.97%
Class P	1,000.00	1,042.50	5.45	1,000.00	1,019.60	5.39	1.07
Class A	1,000.00	1,040.90	6.97	1,000.00	1,018.10	6.89	1.37
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$1,039.30	$4.42	$1,000.00	$1,020.59	$4.38	0.87%
Class P	1,000.00	1,038.80	4.93	1,000.00	1,020.09	4.89	0.97
Administrative Class	1,000.00	1,038.00	5.69	1,000.00	1,019.35	5.64	1.12
Class D	1,000.00	1,037.20	6.45	1,000.00	1,018.60	6.39	1.27
Class A	1,000.00	1,037.20	6.45	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	1,033.40	10.24	1,000.00	1,014.86	10.15	2.02

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$1,056.60	$0.56	$1,000.00	$1,024.38	$0.56	0.11%
Class P	1,000.00	1,056.10	1.08	1,000.00	1,023.88	1.06	0.21
Class A	1,000.00	1,054.60	2.61	1,000.00	1,022.39	2.57	0.51
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,062.40	$3.14	$1,000.00	$1,021.89	$3.07	0.61%
Class P	1,000.00	1,061.90	3.65	1,000.00	1,021.39	3.58	0.71
Administrative Class	1,000.00	1,061.10	4.42	1,000.00	1,020.64	4.33	0.86
Class D	1,000.00	1,060.30	5.19	1,000.00	1,019.90	5.09	1.01
Class A	1,000.00	1,060.30	5.19	1,000.00	1,019.90	5.09	1.01
Class C	1,000.00	1,056.40	9.02	1,000.00	1,016.16	8.85	1.76
PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$1,031.60	$3.80	$1,000.00	$1,021.19	$3.78	0.75%
Class P	1,000.00	1,031.10	4.30	1,000.00	1,020.69	4.28	0.85
Class D	1,000.00	1,029.50	5.82	1,000.00	1,019.20	5.79	1.15
Class A	1,000.00	1,029.50	5.82	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	1,025.70	9.60	1,000.00	1,015.46	9.55	1.90
Class R	1,000.00	1,028.30	7.08	1,000.00	1,017.95	7.04	1.40
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,054.10	$3.43	$1,000.00	$1,021.59	$3.38	0.67%
Class P	1,000.00	1,053.60	3.94	1,000.00	1,021.09	3.88	0.77
Administrative Class	1,000.00	1,052.80	4.71	1,000.00	1,020.34	4.63	0.92
Class D	1,000.00	1,052.00	5.47	1,000.00	1,019.60	5.39	1.07
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,025.40	$3.03	$1,000.00	$1,021.94	$3.02	0.60%
Class P	1,000.00	1,024.90	3.53	1,000.00	1,021.44	3.53	0.70
Administrative Class	1,000.00	1,024.10	4.29	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	1,023.60	4.79	1,000.00	1,020.19	4.78	0.95
Class C	1,000.00	1,019.80	8.56	1,000.00	1,016.45	8.55	1.70

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

16	PIMCO INTERNATIONAL BOND FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The benchmark is a blend of 50% JPMorgan Global Bond Index Emerging Markets — Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets — Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries.

Bloomberg Barclays Global Aggregate (USD Hedged) Index	Bloomberg Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Barclays Global Aggregate (USD Unhedged) Index	Bloomberg Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities.

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged)	The PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. PIMCO’s GLADI methodology is intellectual property covered by U.S. Patent No. 8,306,892. GLOBAL ADVANTAGE and GLADI are trademarks of Pacific Investment Management Company LLC.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.43	$0.24	$0.28	$0.52	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2017	9.70	0.55	0.76	1.31	(0.45)	0.00	(0.13)	(0.58)
03/31/2016	10.23	0.48	(0.45)	0.03	(0.51)	(0.05)	0.00	(0.56)
03/31/2015	10.83	0.51	(0.42)	0.09	(0.56)	(0.13)	0.00	(0.69)
03/31/2014	12.20	0.52	(0.91)	(0.39)	(0.57)	(0.41)	0.00	(0.98)
03/31/2013	11.67	0.52	0.64	1.16	(0.62)	(0.01)	0.00	(0.63)
Class P
04/01/2017 - 09/30/2017+	10.43	0.24	0.27	0.51	(0.26)	0.00	0.00	(0.26)
03/31/2017	9.70	0.54	0.76	1.30	(0.44)	0.00	(0.13)	(0.57)
03/31/2016	10.23	0.47	(0.45)	0.02	(0.50)	(0.05)	0.00	(0.55)
03/31/2015	10.83	0.50	(0.43)	0.07	(0.54)	(0.13)	0.00	(0.67)
03/31/2014	12.20	0.52	(0.92)	(0.40)	(0.56)	(0.41)	0.00	(0.97)
03/31/2013	11.67	0.51	0.64	1.15	(0.61)	(0.01)	0.00	(0.62)
Administrative Class
04/01/2017 - 09/30/2017+	10.43	0.23	0.27	0.50	(0.25)	0.00	0.00	(0.25)
03/31/2017	9.70	0.53	0.75	1.28	(0.42)	0.00	(0.13)	(0.55)
03/31/2016	10.23	0.45	(0.45)	0.00	(0.48)	(0.05)	0.00	(0.53)
03/31/2015	10.83	0.48	(0.42)	0.06	(0.53)	(0.13)	0.00	(0.66)
03/31/2014	12.20	0.50	(0.92)	(0.42)	(0.54)	(0.41)	0.00	(0.95)
03/31/2013	11.67	0.50	0.63	1.13	(0.59)	(0.01)	0.00	(0.60)
Class D
04/01/2017 - 09/30/2017+	10.43	0.22	0.28	0.50	(0.25)	0.00	0.00	(0.25)
03/31/2017	9.70	0.51	0.76	1.27	(0.41)	0.00	(0.13)	(0.54)
03/31/2016	10.23	0.44	(0.45)	(0.01)	(0.47)	(0.05)	0.00	(0.52)
03/31/2015	10.83	0.47	(0.43)	0.04	(0.51)	(0.13)	0.00	(0.64)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
03/31/2013	11.67	0.47	0.64	1.11	(0.57)	(0.01)	0.00	(0.58)
Class A
04/01/2017 - 09/30/2017+	10.43	0.22	0.28	0.50	(0.25)	0.00	0.00	(0.25)
03/31/2017	9.70	0.51	0.76	1.27	(0.41)	0.00	(0.13)	(0.54)
03/31/2016	10.23	0.44	(0.45)	(0.01)	(0.47)	(0.05)	0.00	(0.52)
03/31/2015	10.83	0.47	(0.43)	0.04	(0.51)	(0.13)	0.00	(0.64)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
03/31/2013	11.67	0.48	0.63	1.11	(0.57)	(0.01)	0.00	(0.58)
Class C
04/01/2017 - 09/30/2017+	10.43	0.18	0.28	0.46	(0.21)	0.00	0.00	(0.21)
03/31/2017	9.70	0.44	0.76	1.20	(0.34)	0.00	(0.13)	(0.47)
03/31/2016	10.23	0.37	(0.45)	(0.08)	(0.40)	(0.05)	0.00	(0.45)
03/31/2015	10.83	0.39	(0.43)	(0.04)	(0.43)	(0.13)	0.00	(0.56)
03/31/2014	12.20	0.39	(0.91)	(0.52)	(0.44)	(0.41)	0.00	(0.85)
03/31/2013	11.67	0.38	0.64	1.02	(0.48)	(0.01)	0.00	(0.49)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.58	$0.23	$0.22	$0.45	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2017	9.83	0.48	0.76	1.24	(0.49)	0.00	0.00	(0.49)
03/31/2016	10.52	0.48	(0.68)	(0.20)	(0.49)	0.00	0.00	(0.49)
03/31/2015	11.35	0.48	(0.78)	(0.30)	(0.53)	0.00	0.00	(0.53)
03/31/2014	12.14	0.42	(0.58)	(0.16)	(0.40)	(0.20)	(0.03)	(0.63)
03/31/2013	11.36	0.45	0.86	1.31	(0.46)	(0.07)	0.00	(0.53)
Class P
04/01/2017 - 09/30/2017+	10.58	0.22	0.23	0.45	(0.23)	0.00	0.00	(0.23)
03/31/2017	9.83	0.47	0.76	1.23	(0.48)	0.00	0.00	(0.48)
03/31/2016	10.52	0.47	(0.68)	(0.21)	(0.48)	0.00	0.00	(0.48)
03/31/2015	11.35	0.48	(0.79)	(0.31)	(0.52)	0.00	0.00	(0.52)
03/31/2014	12.14	0.40	(0.58)	(0.18)	(0.38)	(0.20)	(0.03)	(0.61)
03/31/2013	11.36	0.43	0.87	1.30	(0.45)	(0.07)	0.00	(0.52)

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.68	5.01%	$1,459,903	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.63	%*	15%
10.43	13.78	1,400,479	0.83		0.83		0.83		0.83		5.37		44
9.70	0.45	1,032,754	0.83		0.83		0.83		0.83		4.89		43
10.23	0.69	1,635,008	0.83		0.83		0.83		0.83		4.67		22
10.83	(3.04)	4,903,275	0.83		0.83		0.83		0.83		4.65		28
12.20	10.10	5,678,069	0.83		0.83		0.83		0.83		4.32		38

10.68	4.96	123,510	0.93	*	0.93	*	0.93	*	0.93	*	4.53	*	15
10.43	13.66	114,136	0.93		0.93		0.93		0.93		5.26		44
9.70	0.36	113,311	0.93		0.93		0.93		0.93		4.76		43
10.23	0.59	199,908	0.93		0.93		0.93		0.93		4.64		22
10.83	(3.14)	208,435	0.93		0.93		0.93		0.93		4.55		28
12.20	9.99	419,405	0.93		0.93		0.93		0.93		4.23		38

10.68	4.88	4,541	1.08	*	1.08	*	1.08	*	1.08	*	4.38	*	15
10.43	13.48	4,503	1.08		1.08		1.08		1.08		5.12		44
9.70	0.20	4,560	1.08		1.08		1.08		1.08		4.59		43
10.23	0.44	6,969	1.08		1.08		1.08		1.08		4.43		22
10.83	(3.29)	12,079	1.08		1.08		1.08		1.08		4.38		28
12.20	9.83	31,702	1.08		1.08		1.08		1.08		4.09		38

10.68	4.82	147,187	1.20	*	1.20	*	1.20	*	1.20	*	4.26	*	15
10.43	13.36	149,869	1.20		1.20		1.20		1.20		4.99		44
9.70	0.08	135,730	1.20		1.20		1.20		1.20		4.51		43
10.23	0.30	190,697	1.25	(d)	1.25	(d)	1.25	(d)	1.25	(d)	4.30		22
10.83	(3.45)	285,514	1.25		1.25		1.25		1.25		4.22		28
12.20	9.64	495,087	1.25		1.25		1.25		1.25		3.91		38

10.68	4.82	170,902	1.20	*	1.20	*	1.20	*	1.20	*	4.26	*	15
10.43	13.36	153,067	1.20		1.20		1.20		1.20		5.00		44
9.70	0.09	162,167	1.20		1.20		1.20		1.20		4.50		43
10.23	0.30	211,391	1.25	(d)	1.25	(d)	1.25	(d)	1.25	(d)	4.30		22
10.83	(3.45)	375,097	1.25		1.25		1.25		1.25		4.23		28
12.20	9.64	701,218	1.25		1.25		1.25		1.25		3.91		38

10.68	4.43	46,769	1.95	*	1.95	*	1.95	*	1.95	*	3.50	*	15
10.43	12.51	65,724	1.95		1.95		1.95		1.95		4.25		44
9.70	(0.66)	71,150	1.95		1.95		1.95		1.95		3.78		43
10.23	(0.45)	97,383	2.00	(d)	2.00	(d)	2.00	(d)	2.00	(d)	3.57		22
10.83	(4.17)	136,114	2.00		2.00		2.00		2.00		3.48		28
12.20	8.83	235,760	2.00		2.00		2.00		2.00		3.15		38

$10.80	4.30%	$139,829	0.97	%*	0.97	%*	0.95	%*	0.95	%*	4.29	%*	45%
10.58	12.81	136,911	0.95		0.95		0.95		0.95		4.68		94
9.83	(1.89)	139,423	1.05	(e)	1.05	(e)	1.05	(e)	1.05	(e)	4.73		69
10.52	(2.84)	296,880	1.15		1.15		1.15		1.15		4.23		98
11.35	(1.30)	1,373,245	1.15		1.15		1.15		1.15		3.66		126
12.14	11.73	989,144	1.17	(f)	1.17	(f)	1.17	(f)	1.17	(f)	3.72		105

10.80	4.25	729	1.07	*	1.07	*	1.05	*	1.05	*	4.19	*	45
10.58	12.70	616	1.05		1.05		1.05		1.05		4.58		94
9.83	(1.99)	626	1.15	(e)	1.15	(e)	1.15	(e)	1.15	(e)	4.63		69
10.52	(2.93)	1,519	1.25		1.25		1.25		1.25		4.26		98
11.35	(1.40)	626	1.25		1.25		1.25		1.25		3.41		126
12.14	11.62	222,082	1.27	(f)	1.27	(f)	1.27	(f)	1.27	(f)	3.61		105

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Corporate Bond Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$10.58	$0.21	$0.22	$0.43	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	9.83	0.44	0.75	1.19	(0.44)	0.00	0.00	(0.44)
03/31/2016	10.52	0.44	(0.68)	(0.24)	(0.45)	0.00	0.00	(0.45)
03/31/2015	11.35	0.44	(0.79)	(0.35)	(0.48)	0.00	0.00	(0.48)
03/31/2014	12.14	0.37	(0.58)	(0.21)	(0.35)	(0.20)	(0.03)	(0.58)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)

PIMCO Emerging Markets Currency Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.07	$0.12	$0.23	$0.35	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2017	8.75	0.28	0.30	0.58	(0.26)	0.00	0.00	(0.26)
03/31/2016	9.09	0.22	(0.34)	(0.12)	(0.08)	0.00	(0.14)	(0.22)
03/31/2015	10.18	0.21	(1.08)	(0.87)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.55	0.14	(0.36)	(0.22)	(0.06)	0.00	(0.09)	(0.15)
03/31/2013	10.53	0.16	0.09	0.25	(0.23)	0.00	0.00	(0.23)
Class P
04/01/2017 - 09/30/2017+	9.07	0.12	0.23	0.35	(0.12)	0.00	0.00	(0.12)
03/31/2017	8.75	0.27	0.30	0.57	(0.25)	0.00	0.00	(0.25)
03/31/2016	9.09	0.22	(0.35)	(0.13)	(0.07)	0.00	(0.14)	(0.21)
03/31/2015	10.18	0.19	(1.07)	(0.88)	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.55	0.13	(0.37)	(0.24)	(0.05)	0.00	(0.08)	(0.13)
03/31/2013	10.53	0.15	0.09	0.24	(0.22)	0.00	0.00	(0.22)
Administrative Class
04/01/2017 - 09/30/2017+	9.07	0.11	0.23	0.34	(0.11)	0.00	0.00	(0.11)
03/31/2017	8.75	0.25	0.30	0.55	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.09	0.21	(0.35)	(0.14)	(0.07)	0.00	(0.13)	(0.20)
03/31/2015	10.18	0.19	(1.09)	(0.90)	(0.19)	0.00	0.00	(0.19)
03/31/2014	10.55	0.12	(0.37)	(0.25)	(0.05)	0.00	(0.07)	(0.12)
03/31/2013	10.53	0.12	0.10	0.22	(0.20)	0.00	0.00	(0.20)
Class D
04/01/2017 - 09/30/2017+	9.07	0.11	0.23	0.34	(0.11)	0.00	0.00	(0.11)
03/31/2017	8.75	0.24	0.31	0.55	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.09	0.19	(0.34)	(0.15)	(0.07)	0.00	(0.12)	(0.19)
03/31/2015	10.18	0.17	(1.08)	(0.91)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
Class A
04/01/2017 - 09/30/2017+	9.07	0.11	0.23	0.34	(0.11)	0.00	0.00	(0.11)
03/31/2017	8.75	0.24	0.31	0.55	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.09	0.19	(0.34)	(0.15)	(0.07)	0.00	(0.12)	(0.19)
03/31/2015	10.18	0.16	(1.07)	(0.91)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
Class C
04/01/2017 - 09/30/2017+	9.07	0.07	0.23	0.30	(0.07)	0.00	0.00	(0.07)
03/31/2017	8.75	0.17	0.31	0.48	(0.16)	0.00	0.00	(0.16)
03/31/2016	9.09	0.12	(0.34)	(0.22)	(0.04)	0.00	(0.08)	(0.12)
03/31/2015	10.18	0.09	(1.08)	(0.99)	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.55	0.03	(0.37)	(0.34)	(0.01)	0.00	(0.02)	(0.03)
03/31/2013	10.53	0.04	0.09	0.13	(0.11)	0.00	0.00	(0.11)

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.80	4.09%	$1,068	1.37	%*	1.37	%*	1.35	%*	1.35	%*	3.88	%*	45%
10.58	12.36	984	1.35		1.35		1.35		1.35		4.28		94
9.83	(2.28)	948	1.45	(e)	1.45	(e)	1.45	(e)	1.45	(e)	4.31		69
10.52	(3.22)	1,891	1.55		1.55		1.55		1.55		3.88		98
11.35	(1.69)	3,837	1.55		1.55		1.55		1.55		3.23		126
12.14	11.32	13,739	1.57	(f)	1.57	(f)	1.57	(f)	1.57	(f)	3.32		105

$9.30	3.93%	$4,034,090	0.87	%*	0.87	%*	0.85	%*	0.85	%*	2.70	%*	33%
9.07	6.76	4,006,383	0.87		0.87		0.85		0.85		3.12		82
8.75	(1.27)	3,907,369	0.86		0.86		0.85		0.85		2.56		64
9.09	(8.70)	6,012,591	0.85		0.85		0.85		0.85		2.14		76
10.18	(2.12)	5,652,597	0.85		0.85		0.85		0.85		1.39		53
10.55	2.40	6,403,792	0.85		0.85		0.85		0.85		1.57		58

9.30	3.88	7,265	0.97	*	0.97	*	0.95	*	0.95	*	2.60	*	33
9.07	6.66	7,050	0.97		0.97		0.95		0.95		3.03		82
8.75	(1.36)	6,745	0.96		0.96		0.95		0.95		2.47		64
9.09	(8.79)	20,371	0.95		0.95		0.95		0.95		1.94		76
10.18	(2.22)	45,109	0.95		0.95		0.95		0.95		1.32		53
10.55	2.30	94,860	0.95		0.95		0.95		0.95		1.46		58

9.30	3.80	140	1.12	*	1.12	*	1.10	*	1.10	*	2.45	*	33
9.07	6.43	138	1.12		1.12		1.10		1.10		2.88		82
8.75	(1.52)	4,745	1.11		1.11		1.10		1.10		2.34		64
9.09	(8.93)	9,764	1.10		1.10		1.10		1.10		1.92		76
10.18	(2.37)	6,876	1.10		1.10		1.10		1.10		1.15		53
10.55	2.14	9,082	1.10		1.10		1.10		1.10		1.18		58

9.30	3.72	13,875	1.27	*	1.27	*	1.25	*	1.25	*	2.30	*	33
9.07	6.34	14,215	1.27		1.27		1.25		1.25		2.73		82
8.75	(1.66)	16,394	1.26		1.26		1.25		1.25		2.16		64
9.09	(9.07)	31,509	1.25		1.25		1.25		1.25		1.67		76
10.18	(2.52)	66,487	1.25		1.25		1.25		1.25		1.02		53
10.55	2.00	138,932	1.25		1.25		1.25		1.25		1.16		58

9.30	3.72	13,537	1.27	*	1.27	*	1.25	*	1.25	*	2.30	*	33
9.07	6.34	11,702	1.27		1.27		1.25		1.25		2.73		82
8.75	(1.66)	17,595	1.26		1.26		1.25		1.25		2.16		64
9.09	(9.07)	25,822	1.25		1.25		1.25		1.25		1.64		76
10.18	(2.51)	64,820	1.25		1.25		1.25		1.25		1.01		53
10.55	2.00	113,719	1.25		1.25		1.25		1.25		1.15		58

9.30	3.34	3,982	2.02	*	2.02	*	2.00	*	2.00	*	1.55	*	33
9.07	5.54	6,202	2.02		2.02		2.00		2.00		1.98		82
8.75	(2.39)	8,329	2.01		2.01		2.00		2.00		1.42		64
9.09	(9.75)	13,839	2.00		2.00		2.00		2.00		0.91		76
10.18	(3.24)	29,694	2.00		2.00		2.00		2.00		0.26		53
10.55	1.24	49,064	2.00		2.00		2.00		2.00		0.41		58

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.65	$0.20	$0.23	$0.43	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	7.31	0.40	0.33	0.73	(0.39)	0.00	0.00	(0.39)
03/31/2016	7.94	0.36	(0.62)	(0.26)	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.96	0.43	(1.00)	(0.57)	(0.43)	(0.02)	0.00	(0.45)
03/31/2014	9.94	0.35	(0.91)	(0.56)	(0.42)	0.00	0.00	(0.42)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)
Class P
04/01/2017 - 09/30/2017+	7.65	0.20	0.23	0.43	(0.21)	0.00	0.00	(0.21)
03/31/2017	7.31	0.39	0.34	0.73	(0.39)	0.00	0.00	(0.39)
03/31/2016	7.94	0.36	(0.63)	(0.27)	(0.36)	0.00	0.00	(0.36)
03/31/2015	8.96	0.42	(1.00)	(0.58)	(0.42)	(0.02)	0.00	(0.44)
03/31/2014	9.94	0.37	(0.94)	(0.57)	(0.41)	0.00	0.00	(0.41)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)
Class A
04/01/2017 - 09/30/2017+	7.65	0.19	0.22	0.41	(0.19)	0.00	0.00	(0.19)
03/31/2017	7.31	0.37	0.33	0.70	(0.36)	0.00	0.00	(0.36)
03/31/2016	7.94	0.34	(0.63)	(0.29)	(0.34)	0.00	0.00	(0.34)
03/31/2015	8.96	0.39	(1.00)	(0.61)	(0.39)	(0.02)	0.00	(0.41)
03/31/2014	9.94	0.32	(0.92)	(0.60)	(0.38)	0.00	0.00	(0.38)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2017 - 09/30/2017+	$9.51	$0.11	$0.48	$0.59	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	9.66	0.25	(0.21)	0.04	(0.13)	0.00	(0.06)	(0.19)
03/31/2016	9.62	0.23	(0.02)	0.21	0.00	(0.03)	(0.14)	(0.17)
03/31/2015	10.34	0.27	(0.77)	(0.50)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.41	0.29	(0.10)	0.19	(0.15)	0.00	(0.11)	(0.26)
03/31/2013	10.87	0.30	(0.05)	0.25	(0.37)	(0.34)	0.00	(0.71)
Class P
04/01/2017 - 09/30/2017+	9.51	0.11	0.48	0.59	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.66	0.24	(0.21)	0.03	(0.12)	0.00	(0.06)	(0.18)
03/31/2016	9.62	0.22	(0.02)	0.20	0.00	(0.03)	(0.13)	(0.16)
03/31/2015	10.34	0.26	(0.77)	(0.51)	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.41	0.28	(0.10)	0.18	(0.14)	0.00	(0.11)	(0.25)
03/31/2013	10.87	0.28	(0.04)	0.24	(0.36)	(0.34)	0.00	(0.70)
Administrative Class
04/01/2017 - 09/30/2017+	9.51	0.10	0.48	0.58	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.66	0.21	(0.20)	0.01	(0.10)	0.00	(0.06)	(0.16)
03/31/2016	9.62	0.21	(0.02)	0.19	0.00	(0.03)	(0.12)	(0.15)
03/31/2015	10.34	0.24	(0.76)	(0.52)	(0.20)	0.00	0.00	(0.20)
03/31/2014	10.41	0.27	(0.11)	0.16	(0.12)	0.00	(0.11)	(0.23)
03/31/2013	10.87	0.27	(0.04)	0.23	(0.35)	(0.34)	0.00	(0.69)
Class D
04/01/2017 - 09/30/2017+	9.51	0.09	0.48	0.57	(0.05)	0.00	0.00	(0.05)
03/31/2017	9.66	0.21	(0.21)	0.00	(0.09)	0.00	(0.06)	(0.15)
03/31/2016	9.62	0.20	(0.02)	0.18	0.00	(0.03)	(0.11)	(0.14)
03/31/2015	10.34	0.23	(0.77)	(0.54)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00	(0.11)	(0.21)
03/31/2013	10.87	0.25	(0.04)	0.21	(0.33)	(0.34)	0.00	(0.67)
Class A
04/01/2017 - 09/30/2017+	9.51	0.09	0.48	0.57	(0.05)	0.00	0.00	(0.05)
03/31/2017	9.66	0.21	(0.21)	0.00	(0.09)	0.00	(0.06)	(0.15)
03/31/2016	9.62	0.19	(0.01)	0.18	0.00	(0.03)	(0.11)	(0.14)
03/31/2015	10.34	0.24	(0.78)	(0.54)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00	(0.11)	(0.21)
03/31/2013	10.87	0.26	(0.05)	0.21	(0.33)	(0.34)	0.00	(0.67)

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.87	5.66%	$391,074	0.11	%*	0.99	%*	0.11	%*	0.99	%*	5.22	%*	3%
7.65	10.27	364,302	0.11		0.99		0.11		0.99		5.28		16
7.31	(3.24)	340,542	0.04		0.99		0.04		0.99		4.91		42
7.94	(6.67)	403,846	0.04		0.99		0.04		0.99		4.91		28
8.96	(5.59)	315,036	0.07		0.99		0.07		0.99		3.86		29
9.94	(0.21)	3,907	0.05	*	12.24	*	0.05	*	12.24	*	4.20	*	16

7.87	5.61	2,707	0.21	*	1.09	*	0.21	*	1.09	*	5.17	*	3
7.65	10.16	1,559	0.21		1.09		0.21		1.09		5.12		16
7.31	(3.34)	4,004	0.14		1.09		0.14		1.09		4.76		42
7.94	(6.77)	8,669	0.14		1.09		0.14		1.09		4.79		28
8.96	(5.69)	9,878	0.17		1.09		0.17		1.09		4.15		29
9.94	(0.22)	49	0.15	*	12.34	*	0.15	*	12.34	*	4.21	*	16

7.87	5.46	710	0.51	*	1.39	*	0.51	*	1.39	*	4.78	*	3
7.65	9.83	1,094	0.51		1.39		0.51		1.39		4.86		16
7.31	(3.63)	1,427	0.44		1.39		0.44		1.39		4.48		42
7.94	(7.05)	2,856	0.44		1.39		0.44		1.39		4.46		28
8.96	(5.97)	4,580	0.47		1.39		0.47		1.39		3.51		29
9.94	(0.25)	220	0.45	*	12.64	*	0.45	*	12.64	*	3.92	*	16

$10.03	6.24%	$675,668	0.61	%*	0.61	%*	0.50	%*	0.50	%*	2.22	%*	54%
9.51	0.35	578,721	0.60		0.60		0.50		0.50		2.56		267
9.66	2.31	715,413	0.52		0.52		0.50		0.50		2.50		327
9.62	(4.92)	1,244,376	0.54		0.54		0.50		0.50		2.67		312
10.34	1.86	1,503,661	0.52		0.52		0.50		0.50		2.86		187
10.41	2.08	3,738,584	0.53		0.53		0.50		0.50		2.70		424

10.03	6.19	211,581	0.71	*	0.71	*	0.60	*	0.60	*	2.15	*	54
9.51	0.25	66,644	0.70		0.70		0.60		0.60		2.44		267
9.66	2.21	73,243	0.62		0.62		0.60		0.60		2.40		327
9.62	(5.02)	104,780	0.64		0.64		0.60		0.60		2.54		312
10.34	1.76	101,674	0.62		0.62		0.60		0.60		2.80		187
10.41	1.98	182,025	0.63		0.63		0.60		0.60		2.58		424

10.03	6.11	76,265	0.86	*	0.86	*	0.75	*	0.75	*	1.97	*	54
9.51	0.10	33,544	0.85		0.85		0.75		0.75		2.19		267
9.66	2.06	18,614	0.77		0.77		0.75		0.75		2.21		327
9.62	(5.16)	17,139	0.79		0.79		0.75		0.75		2.38		312
10.34	1.61	16,727	0.77		0.77		0.75		0.75		2.67		187
10.41	1.86	20,550	0.78		0.78		0.75		0.75		2.46		424

10.03	6.03	224,674	1.01	*	1.01	*	0.90	*	0.90	*	1.81	*	54
9.51	(0.05)	371,472	1.00		1.00		0.90		0.90		2.11		267
9.66	1.90	338,436	0.92		0.92		0.90		0.90		2.11		327
9.62	(5.30)	485,559	0.94		0.94		0.90		0.90		2.27		312
10.34	1.45	572,446	0.92		0.92		0.90		0.90		2.51		187
10.41	1.67	772,164	0.93		0.93		0.90		0.90		2.30		424

10.03	6.03	74,681	1.01	*	1.01	*	0.90	*	0.90	*	1.82	*	54
9.51	(0.05)	62,578	1.00		1.00		0.90		0.90		2.18		267
9.66	1.91	89,231	0.92		0.92		0.90		0.90		2.09		327
9.62	(5.30)	115,075	0.94		0.94		0.90		0.90		2.36		312
10.34	1.46	209,289	0.92		0.92		0.90		0.90		2.51		187
10.41	1.67	335,706	0.93		0.93		0.90		0.90		2.32		424

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Foreign Bond Fund (Unhedged) (Cont.)
Class C
04/01/2017 - 09/30/2017+	$9.51	$0.05	$0.49	$0.54	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2017	9.66	0.14	(0.22)	(0.08)	(0.01)	0.00	(0.06)	(0.07)
03/31/2016	9.62	0.13	(0.02)	0.11	0.00	(0.02)	(0.05)	(0.07)
03/31/2015	10.34	0.16	(0.77)	(0.61)	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.41	0.18	(0.11)	0.07	(0.03)	0.00	(0.11)	(0.14)
03/31/2013	10.87	0.17	(0.05)	0.12	(0.24)	(0.34)	0.00	(0.58)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.52	$0.15	$0.18	$0.33	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2017	10.06	0.30	0.37	0.67	(0.01)	0.00	(0.20)	(0.21)
03/31/2016	10.38	0.22	(0.32)	(0.10)	0.00	0.00	(0.22)	(0.22)
03/31/2015	11.25	0.25	(0.84)	(0.59)	0.00	(0.03)	(0.25)	(0.28)
03/31/2014	11.56	0.25	(0.19)	0.06	(0.22)	(0.11)	(0.04)	(0.37)
03/31/2013	11.47	0.22	0.22	0.44	(0.23)	(0.12)	0.00	(0.35)
Class P
04/01/2017 - 09/30/2017+	10.52	0.14	0.19	0.33	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.06	0.28	0.38	0.66	(0.01)	0.00	(0.19)	(0.20)
03/31/2016	10.38	0.22	(0.33)	(0.11)	0.00	0.00	(0.21)	(0.21)
03/31/2015	11.25	0.33	(0.93)	(0.60)	0.00	(0.03)	(0.24)	(0.27)
03/31/2014	11.56	0.24	(0.19)	0.05	(0.21)	(0.11)	(0.04)	(0.36)
03/31/2013	11.47	0.20	0.23	0.43	(0.22)	(0.12)	0.00	(0.34)
Class D
04/01/2017 - 09/30/2017+	10.52	0.12	0.19	0.31	(0.08)	0.00	0.00	(0.08)
03/31/2017	10.06	0.25	0.38	0.63	(0.01)	0.00	(0.16)	(0.17)
03/31/2016	10.38	0.18	(0.32)	(0.14)	0.00	0.00	(0.18)	(0.18)
03/31/2015	11.25	0.23	(0.86)	(0.63)	0.00	(0.03)	(0.21)	(0.24)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
Class A
04/01/2017 - 09/30/2017+	10.52	0.12	0.19	0.31	(0.08)	0.00	0.00	(0.08)
03/31/2017	10.06	0.26	0.37	0.63	(0.01)	0.00	(0.16)	(0.17)
03/31/2016	10.38	0.18	(0.32)	(0.14)	0.00	0.00	(0.18)	(0.18)
03/31/2015	11.25	0.23	(0.86)	(0.63)	0.00	(0.03)	(0.21)	(0.24)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
Class C
04/01/2017 - 09/30/2017+	10.52	0.08	0.19	0.27	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.06	0.18	0.38	0.56	(0.01)	0.00	(0.09)	(0.10)
03/31/2016	10.38	0.10	(0.31)	(0.21)	0.00	0.00	(0.11)	(0.11)
03/31/2015	11.25	0.14	(0.85)	(0.71)	0.00	(0.02)	(0.14)	(0.16)
03/31/2014	11.56	0.12	(0.19)	(0.07)	(0.09)	(0.11)	(0.04)	(0.24)
03/31/2013	11.47	0.08	0.23	0.31	(0.10)	(0.12)	0.00	(0.22)
Class R
04/01/2017 - 09/30/2017+	10.52	0.11	0.19	0.30	(0.07)	0.00	0.00	(0.07)
03/31/2017	10.06	0.23	0.38	0.61	(0.01)	0.00	(0.14)	(0.15)
03/31/2016	10.38	0.15	(0.31)	(0.16)	0.00	0.00	(0.16)	(0.16)
03/31/2015	11.25	0.14	(0.80)	(0.66)	0.00	(0.03)	(0.18)	(0.21)
03/31/2014	11.56	0.18	(0.19)	(0.01)	(0.15)	(0.11)	(0.04)	(0.30)
03/31/2013	11.47	0.14	0.22	0.36	(0.15)	(0.12)	0.00	(0.27)

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2017 - 09/30/2017+	$9.15	$0.11	$0.38	$0.49	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.18	0.22	(0.05)	0.17	(0.20)	0.00	0.00	(0.20)
03/31/2016	9.12	0.20	0.03	0.23	(0.00)	0.00	(0.17)	(0.17)
03/31/2015	9.51	0.24	(0.41)	(0.17)	(0.22)	0.00	0.00	(0.22)
03/31/2014	9.74	0.26	(0.25)	0.01	(0.01)	0.00	(0.23)	(0.24)
03/31/2013	10.07	0.28	0.16	0.44	(0.47)	(0.30)	0.00	(0.77)

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.03	5.64%	$11,843	1.76	%*	1.76	%*	1.65	%*	1.65	%*	1.07	%*	54%
9.51	(0.80)	18,596	1.75		1.75		1.65		1.65		1.42		267
9.66	1.14	25,357	1.67		1.67		1.65		1.65		1.36		327
9.62	(6.00)	36,759	1.69		1.69		1.65		1.65		1.56		312
10.34	0.70	55,472	1.67		1.67		1.65		1.65		1.76		187
10.41	0.92	88,316	1.68		1.68		1.65		1.65		1.56		424

$10.75	3.16%	$401,360	0.75	%*	0.75	%*	0.70	%*	0.70	%*	2.74	%*	114%
10.52	6.78	453,803	0.77		0.77		0.70		0.70		2.89		341
10.06	(0.92)	903,363	0.74		0.74		0.70		0.70		2.17		263
10.38	(5.34)	1,719,172	0.71		0.71		0.70		0.70		2.22		141
11.25	0.57	2,998,065	0.70		0.70		0.70		0.70		2.20		241
11.56	3.83	4,904,822	0.70		0.70		0.70		0.70		1.86		385

10.75	3.11	3,731	0.85	*	0.85	*	0.80	*	0.80	*	2.64	*	114
10.52	6.67	3,768	0.87		0.87		0.80		0.80		2.71		341
10.06	(1.02)	4,354	0.84		0.84		0.80		0.80		2.13		263
10.38	(5.43)	15,463	0.81		0.81		0.80		0.80		2.94		141
11.25	0.47	27,308	0.80		0.80		0.80		0.80		2.11		241
11.56	3.73	71,695	0.80		0.80		0.80		0.80		1.77		385

10.75	2.95	3,908	1.15	*	1.15	*	1.10	*	1.10	*	2.34	*	114
10.52	6.35	4,038	1.17		1.17		1.10		1.10		2.41		341
10.06	(1.32)	6,575	1.14		1.14		1.10		1.10		1.79		263
10.38	(5.72)	15,229	1.11		1.11		1.10		1.10		2.04		141
11.25	0.17	35,023	1.10		1.10		1.10		1.10		1.81		241
11.56	3.42	69,613	1.10		1.10		1.10		1.10		1.47		385

10.75	2.95	7,270	1.15	*	1.15	*	1.10	*	1.10	*	2.34	*	114
10.52	6.35	8,484	1.17		1.17		1.10		1.10		2.47		341
10.06	(1.32)	14,080	1.14		1.14		1.10		1.10		1.79		263
10.38	(5.72)	24,495	1.11		1.11		1.10		1.10		2.07		141
11.25	0.17	50,863	1.10		1.10		1.10		1.10		1.82		241
11.56	3.42	135,127	1.10		1.10		1.10		1.10		1.47		385

10.75	2.57	4,628	1.90	*	1.90	*	1.85	*	1.85	*	1.59	*	114
10.52	5.56	5,463	1.92		1.92		1.85		1.85		1.70		341
10.06	(2.05)	7,692	1.89		1.89		1.85		1.85		1.04		263
10.38	(6.42)	13,106	1.86		1.86		1.85		1.85		1.28		141
11.25	(0.57)	23,362	1.85		1.85		1.85		1.85		1.06		241
11.56	2.65	37,482	1.85		1.85		1.85		1.85		0.73		385

10.75	2.83	2,746	1.40	*	1.40	*	1.35	*	1.35	*	2.09	*	114
10.52	6.09	2,939	1.42		1.42		1.35		1.35		2.20		341
10.06	(1.56)	3,740	1.39		1.39		1.35		1.35		1.53		263
10.38	(5.95)	5,220	1.36		1.36		1.35		1.35		1.28		141
11.25	(0.08)	5,740	1.35		1.35		1.35		1.35		1.56		241
11.56	3.16	6,712	1.35		1.35		1.35		1.35		1.22		385

$9.56	5.41%	$226,416	0.67	%*	0.67	%*	0.55	%*	0.55	%*	2.41	%*	136%
9.15	1.79	294,292	0.61		0.61		0.55		0.55		2.39		433
9.18	2.54	409,319	0.57		0.57		0.55		0.55		2.29		380
9.12	(1.82)	495,294	0.57		0.57		0.55		0.55		2.58		358
9.51	0.18	654,419	0.56		0.56		0.55		0.55		2.78		161
9.74	4.15	782,717	0.58		0.58		0.55		0.55		2.76		285

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Fund (Unhedged) (Cont.)
Class P
04/01/2017 - 09/30/2017+	$9.15	$0.11	$0.38	$0.49	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.18	0.21	(0.05)	0.16	(0.19)	0.00	0.00	(0.19)
03/31/2016	9.12	0.19	0.03	0.22	(0.00)	0.00	(0.16)	(0.16)
03/31/2015	9.51	0.23	(0.41)	(0.18)	(0.21)	0.00	0.00	(0.21)
03/31/2014	9.74	0.25	(0.25)	0.00	(0.01)	0.00	(0.22)	(0.23)
03/31/2013	10.07	0.26	0.17	0.43	(0.46)	(0.30)	0.00	(0.76)
Administrative Class
04/01/2017 - 09/30/2017+	9.15	0.10	0.38	0.48	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.18	0.20	(0.06)	0.14	(0.17)	0.00	0.00	(0.17)
03/31/2016	9.12	0.18	0.02	0.20	(0.00)	0.00	(0.14)	(0.14)
03/31/2015	9.51	0.22	(0.41)	(0.19)	(0.20)	0.00	0.00	(0.20)
03/31/2014	9.74	0.24	(0.25)	(0.01)	(0.01)	0.00	(0.21)	(0.22)
03/31/2013	10.07	0.26	0.15	0.41	(0.44)	(0.30)	0.00	(0.74)
Class D
04/01/2017 - 09/30/2017+	9.15	0.10	0.37	0.47	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.18	0.19	(0.06)	0.13	(0.16)	0.00	0.00	(0.16)
03/31/2016	9.12	0.17	0.02	0.19	(0.00)	0.00	(0.13)	(0.13)
03/31/2015	9.51	0.21	(0.41)	(0.20)	(0.19)	0.00	0.00	(0.19)
03/31/2014	9.74	0.22	(0.25)	(0.03)	(0.01)	0.00	(0.19)	(0.20)
03/31/2013	10.07	0.24	0.16	0.40	(0.43)	(0.30)	0.00	(0.73)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2017 - 09/30/2017+	$10.22	$0.09	$0.17	$0.26	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	10.00	0.20	0.28	0.48	(0.26)	0.00	0.00	(0.26)
03/31/2016	10.59	0.17	(0.20)	(0.03)	(0.44)	(0.12)	0.00	(0.56)
03/31/2015	10.29	0.23	0.74	0.97	(0.67)	0.00	0.00	(0.67)
03/31/2014	10.56	0.24	(0.19)	0.05	(0.22)	(0.10)	0.00	(0.32)
03/31/2013	10.34	0.24	0.65	0.89	(0.36)	(0.31)	0.00	(0.67)
Class P
04/01/2017 - 09/30/2017+	10.22	0.08	0.17	0.25	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.00	0.19	0.28	0.47	(0.25)	0.00	0.00	(0.25)
03/31/2016	10.59	0.16	(0.20)	(0.04)	(0.43)	(0.12)	0.00	(0.55)
03/31/2015	10.29	0.21	0.75	0.96	(0.66)	0.00	0.00	(0.66)
03/31/2014	10.56	0.23	(0.19)	0.04	(0.21)	(0.10)	0.00	(0.31)
03/31/2013	10.34	0.23	0.65	0.88	(0.35)	(0.31)	0.00	(0.66)
Administrative Class
04/01/2017 - 09/30/2017+	10.22	0.08	0.17	0.25	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.00	0.18	0.28	0.46	(0.24)	0.00	0.00	(0.24)
03/31/2016	10.59	0.14	(0.19)	(0.05)	(0.42)	(0.12)	0.00	(0.54)
03/31/2015	10.29	0.20	0.75	0.95	(0.65)	0.00	0.00	(0.65)
03/31/2014	10.56	0.21	(0.19)	0.02	(0.19)	(0.10)	0.00	(0.29)
03/31/2013	10.34	0.21	0.65	0.86	(0.33)	(0.31)	0.00	(0.64)
Class A
04/01/2017 - 09/30/2017+	10.22	0.07	0.17	0.24	(0.05)	0.00	0.00	(0.05)
03/31/2017	10.00	0.16	0.29	0.45	(0.23)	0.00	0.00	(0.23)
03/31/2016	10.59	0.14	(0.20)	(0.06)	(0.41)	(0.12)	0.00	(0.53)
03/31/2015	10.29	0.19	0.75	0.94	(0.64)	0.00	0.00	(0.64)
03/31/2014	10.56	0.20	(0.19)	0.01	(0.18)	(0.10)	0.00	(0.28)
03/31/2013	10.34	0.20	0.65	0.85	(0.32)	(0.31)	0.00	(0.63)

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.56	5.36%	$1,748	0.77	%*	0.77	%*	0.65	%*	0.65	%*	2.32	%*	136%
9.15	1.69	959	0.71		0.71		0.65		0.65		2.26		433
9.18	2.44	753	0.67		0.67		0.65		0.65		2.18		380
9.12	(1.92)	972	0.67		0.67		0.65		0.65		2.46		358
9.51	0.08	1,200	0.66		0.66		0.65		0.65		2.62		161
9.74	4.05	3,855	0.68		0.68		0.65		0.65		2.57		285

9.56	5.28	108,602	0.92	*	0.92	*	0.80	*	0.80	*	2.17	*	136
9.15	1.54	107,463	0.86		0.86		0.80		0.80		2.15		433
9.18	2.29	121,198	0.82		0.82		0.80		0.80		2.04		380
9.12	(2.06)	144,369	0.82		0.82		0.80		0.80		2.31		358
9.51	(0.07)	180,999	0.81		0.81		0.80		0.80		2.52		161
9.74	3.89	237,905	0.83		0.83		0.80		0.80		2.50		285

9.56	5.20	17,642	1.07	*	1.07	*	0.95	*	0.95	*	2.02	*	136
9.15	1.39	14,370	1.01		1.01		0.95		0.95		2.00		433
9.18	2.13	18,517	0.97		0.97		0.95		0.95		1.90		380
9.12	(2.21)	23,786	0.97		0.97		0.95		0.95		2.19		358
9.51	(0.22)	37,291	0.96		0.96		0.95		0.95		2.36		161
9.74	3.74	62,806	0.98		0.98		0.95		0.95		2.34		285

$10.41	2.54%	$658,262	0.60	%*	0.60	%*	0.55	%*	0.55	%*	1.71	%*	126%
10.22	4.88	572,631	0.57		0.57		0.55		0.55		1.94		395
10.00	(0.09)	492,168	0.57		0.57		0.55		0.55		1.64		354
10.59	9.68	397,372	0.56		0.56		0.55		0.55		2.16		338
10.29	0.49	365,991	0.56		0.56		0.55		0.55		2.34		181
10.56	8.77	448,928	0.57		0.57		0.55		0.55		2.24		361

10.41	2.49	78,286	0.70	*	0.70	*	0.65	*	0.65	*	1.61	*	126
10.22	4.77	72,658	0.67		0.67		0.65		0.65		1.82		395
10.00	(0.19)	49,706	0.67		0.67		0.65		0.65		1.57		354
10.59	9.58	45,144	0.66		0.66		0.65		0.65		1.96		338
10.29	0.39	22,806	0.66		0.66		0.65		0.65		2.25		181
10.56	8.66	23,985	0.67		0.67		0.65		0.65		2.14		361

10.41	2.41	9,595	0.85	*	0.85	*	0.80	*	0.80	*	1.46	*	126
10.22	4.62	8,900	0.82		0.82		0.80		0.80		1.72		395
10.00	(0.34)	7,322	0.82		0.82		0.80		0.80		1.42		354
10.59	9.41	5,439	0.81		0.81		0.80		0.80		1.87		338
10.29	0.24	3,147	0.81		0.81		0.80		0.80		2.08		181
10.56	8.51	4,887	0.82		0.82		0.80		0.80		2.00		361

10.41	2.36	74,104	0.95	*	0.95	*	0.90	*	0.90	*	1.35	*	126
10.22	4.51	80,744	0.92		0.92		0.90		0.90		1.60		395
10.00	(0.44)	71,768	0.92		0.92		0.90		0.90		1.33		354
10.59	9.30	73,910	0.91		0.91		0.90		0.90		1.80		338
10.29	0.13	65,435	0.91		0.91		0.90		0.90		1.99		181
10.56	8.39	81,766	0.92		0.92		0.90		0.90		1.90		361

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
04/01/2017 - 09/30/2017+	$10.22	$0.03	$0.17	$0.20	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2017	10.00	0.09	0.28	0.37	(0.15)	0.00	0.00	(0.15)
03/31/2016	10.59	0.06	(0.20)	(0.14)	(0.33)	(0.12)	0.00	(0.45)
03/31/2015	10.29	0.11	0.75	0.86	(0.56)	0.00	0.00	(0.56)
03/31/2014	10.56	0.13	(0.20)	(0.07)	(0.10)	(0.10)	0.00	(0.20)
03/31/2013	10.34	0.12	0.65	0.77	(0.24)	(0.31)	0.00	(0.55)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Effective October 1, 2014, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.50%.
(e)	Effective October 1, 2015, the Fund’s Investment advisory fee was decreased by 0.20% to an annual rate of 0.55%.
(f)	Effective October 1, 2012, the Fund’s Investment advisory fee was decreased by 0.10% to an annual rate of 0.75%.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.41	1.98%	$17,542	1.70	%*	1.70	%*	1.65	%*	1.65	%*	0.60	%*	126%
10.22	3.73	22,700	1.67		1.67		1.65		1.65		0.86		395
10.00	(1.20)	26,066	1.67		1.67		1.65		1.65		0.58		354
10.59	8.50	26,823	1.66		1.66		1.65		1.65		1.04		338
10.29	(0.61)	23,505	1.66		1.66		1.65		1.65		1.24		181
10.56	7.59	28,449	1.67		1.67		1.65		1.65		1.16		361

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:
Investments, at value
Investments in securities*	$1,921,502	$148,650	$3,345,494	$575
Investments in Affiliates	20,506	1,378	802,489	394,174
Financial Derivative Instruments
Exchange-traded or centrally cleared	196	0	562	0
Over the counter	14,656	128	50,374	0
Cash	1	12	0	0
Deposits with counterparty	2,806	437	5,732	0
Foreign currency, at value	2,034	215	8,025	0
Receivable for investments sold	17,811	1,475	4,462	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	0	0	16,398	0
Receivable for Fund shares sold	7,431	4	153	296
Interest and/or dividends receivable	26,359	1,991	20,784	0
Dividends receivable from Affiliates	21	1	954	1,818
Other assets	0	0	0	0
Total Assets	2,013,323	154,291	4,255,427	396,863

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$10,997	$263	$3,625	$0
Payable for sale-buyback transactions	0	8,053	0	0
Payable for short sales	0	0	16,375	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	278	46	499	0
Over the counter	15,186	33	96,457	0
Payable for investments purchased	18,406	4,083	52,441	0
Payable for investments in Affiliates purchased	21	1	954	1,818
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	10,169	0	8,891	0
Payable for Fund shares redeemed	2,469	22	275	498
Distributions payable	1,460	48	32	20
Accrued investment advisory fees	742	66	1,568	0
Accrued supervisory and administrative fees	675	49	1,399	36
Accrued distribution fees	62	0	6	0
Accrued servicing fees	46	0	4	0
Other liabilities	0	1	12	0
Total Liabilities	60,511	12,665	182,538	2,372

Net Assets	$1,952,812	$141,626	$4,072,889	$394,491

Net Assets Consist of:
Paid in capital	$2,184,538	$209,014	$4,862,423	$464,520
Undistributed (overdistributed) net investment income	(4,070)	(257)	(13,869)	(174)
Accumulated undistributed net realized gain (loss)	(244,904)	(65,708)	(766,475)	(70,964)
Net unrealized appreciation (depreciation)	17,248	(1,423)	(9,190)	1,109

Net Assets	$1,952,812	$141,626	$4,072,889	$394,491

Cost of investments in securities	$1,915,934	$150,198	$3,318,211	$575
Cost of investments in Affiliates	$20,506	$1,379	$802,536	$393,065
Cost of foreign currency held	$1,971	$215	$8,661	$0
Proceeds received on short sales	$0	$0	$16,398	$0
Cost or premiums of financial derivative instruments, net	$(17,162)	$(40)	$(6,334)	$0

* Includes repurchase agreements of:	$778	$1,458	$5,060	$575

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$1,572,332	$543,604	$464,287	$998,649
134	130	130	24,216

1,853	664	537	1,071
22,264	9,517	6,767	14,181
56	16	13	23
16,807	3,490	6,829	5,307
6,136	3,389	2,041	3,665
472,589	289,115	197,907	286,805
0	0	1,720	0
119,760	85,459	87,294	199,304
1,758	1,313	175	689
8,748	3,290	2,226	4,869
2	6	2	11
0	0	1	1
2,222,439	939,993	769,929	1,538,791

$215,945	$86,653	$48,083	$56,562
10,092	0	13,163	3,587
4,198	0	859	0

1,565	611	516	985
29,229	7,249	5,427	12,104
486,979	276,958	201,171	303,201
2	6	2	11
189,342	142,557	144,549	318,910
7,988	1,807	843	4,775
1,526	214	647	362
166	2	57	75
273	161	80	173
331	123	98	222
72	4	26	13
19	3	0	21
0	2	0	1
947,727	516,350	415,521	701,002

$1,274,712	$423,643	$354,408	$837,789

$1,281,273	$447,697	$349,202	$830,310
(68,431)	(14,551)	(15,218)	(5,583)
51,907	(18,709)	15,194	(6,150)
9,963	9,206	5,230	19,212

$1,274,712	$423,643	$354,408	$837,789

$1,532,748	$532,939	$453,378	$974,349
$134	$130	$130	$24,218
$6,161	$3,367	$2,040	$3,683
$4,201	$0	$860	$0
$(5,108)	$(10,561)	$(1,235)	$(6,483)

$2,985	$11,684	$2,275	$4,234

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Statements of Assets and Liabilities (Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:
Institutional Class	$1,459,903	$139,829	$4,034,090	$391,074
Class P	123,510	729	7,265	2,707
Administrative Class	4,541	N/A	140	N/A
Class D	147,187	N/A	13,875	N/A
Class A	170,902	1,068	13,537	710
Class C	46,769	N/A	3,982	N/A
Class R	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	136,748	12,952	433,592	49,688
Class P	11,569	68	781	344
Administrative Class	425	N/A	15	N/A
Class D	13,787	N/A	1,491	N/A
Class A	16,008	99	1,455	90
Class C	4,381	N/A	428	N/A
Class R	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$10.68	$10.80	$9.30	$7.87
Class P	10.68	10.80	9.30	7.87
Administrative Class	10.68	N/A	9.30	N/A
Class D	10.68	N/A	9.30	N/A
Class A	10.68	10.80	9.30	7.87
Class C	10.68	N/A	9.30	N/A
Class R	N/A	N/A	N/A	N/A

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$675,668	$401,360	$226,416	$658,262
211,581	3,731	1,748	78,286
76,265	N/A	108,602	9,595
224,674	3,908	17,642	N/A
74,681	7,270	N/A	74,104
11,843	4,628	N/A	17,542
N/A	2,746	N/A	N/A

67,345	37,331	23,681	63,235
21,089	347	183	7,520
7,601	N/A	11,358	922
22,394	364	1,845	N/A
7,444	676	N/A	7,119
1,180	431	N/A	1,685
N/A	255	N/A	N/A

$10.03	$10.75	$9.56	$10.41
10.03	10.75	9.56	10.41
10.03	N/A	9.56	10.41
10.03	10.75	9.56	N/A
10.03	10.75	N/A	10.41
10.03	10.75	N/A	10.41
N/A	10.75	N/A	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:
Interest, net of foreign taxes*	$51,397	$3,668	$64,270	$0
Dividends	0	0	0	0
Dividends from Investments in Affiliates	270	19	8,174	10,106
Total Income	51,667	3,687	72,444	10,106

Expenses:
Investment advisory fees	4,256	386	9,123	1,119
Supervisory and administrative fees	3,873	282	8,137	761
Distribution and/or servicing fees - Administrative Class	6	0	0	0
Distribution and/or servicing fees - Class D	191	0	18	0
Distribution fees - Class C	184	1 (a)	17	1 (a)
Distribution fees - Class R	0	0	0	0
Servicing fees - Class A	205	1	18	1
Servicing fees - Class C	61	0 (a)	6	0 (a)
Servicing fees - Class R	0	0	0	0
Trustee fees	4	0	9	1
Interest expense	45	14	385	0
Miscellaneous expense	0	0	0	0
Total Expenses	8,825	684	17,713	1,883
Waiver and/or Reimbursement by PIMCO	0	0	0	(1,675)
Net Expenses	8,825	684	17,713	208

Net Investment Income (Loss)	42,842	3,003	54,731	9,898

Net Realized Gain (Loss):
Investments in securities	(2,598)	406	59,067	0
Investments in Affiliates	8	1	(113)	(324)
Exchange-traded or centrally cleared financial derivative instruments	323	(48)	420	0
Over the counter financial derivative instruments	(5,751)	(178)	163,753	0
Short sales	0	0	0	0
Foreign currency	53	4	(6,248)	0

Net Realized Gain (Loss)	(7,965)	185	216,879	(324)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	53,803	2,645	3,590	0
Investments in Affiliates	(4)	(1)	(57)	11,367
Exchange-traded or centrally cleared financial derivative instruments	(430)	58	(1,462)	0
Over the counter financial derivative instruments	2,772	22	(114,684)	0
Short sales	0	0	0	0
Foreign currency assets and liabilities	25	0	(615)	0

Net Change in Unrealized Appreciation (Depreciation)	56,166	2,724	(113,228)	11,367

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,043	$5,912	$158,382	$20,941

* Foreign tax withholdings	$0	$0	$201	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$16,922	$8,284	$5,964	$9,025
9	7	5	3
8	18	19	35
16,939	8,309	5,988	9,063

1,493	953	486	981
1,860	731	596	1,268
65	0	135	12
417	5	21	0
49	18	0	69
0	4	0	0
90	10	0	110
16	6	0	23
0	4	0	0
3	1	1	2
674	115	231	200
7	2	1	1
4,674	1,849	1,471	2,666
0	0	0	0
4,674	1,849	1,471	2,666

12,265	6,460	4,517	6,397

(3,848)	6,471	3,695	9,690
0	1	1	3
7,539	(268)	9,520	7,880
54,560	5,106	9,258	(11,292)
1	0	(737)	(181)
(1,619)	(691)	566	(2,601)

56,633	10,619	22,303	3,499

42,946	12,270	9,301	23,445
0	(1)	(2)	(2)
(15,274)	(4,548)	(9,912)	(7,108)
(13,340)	(4,532)	(287)	984
3	0	(326)	(158)
(12,040)	(5,391)	(4,736)	(7,660)

2,295	(2,202)	(5,962)	9,501

$71,193	$14,877	$20,858	$19,397

$0	$15	$0	$1

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund				PIMCO Emerging Markets Currency Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$42,842	$91,093	$3,003		$6,770		$54,731	$113,913	$9,898		$18,904
Net realized gain (loss)	(7,965)	(29,602)	185		3,024		216,879	228,369	(324)		(8,346)
Net change in unrealized appreciation (depreciation)	56,166	142,728	2,724		7,306		(113,228)	(85,111)	11,367		24,559

Net Increase (Decrease) in Net Assets Resulting from Operations	91,043	204,219	5,912		17,100		158,382	257,171	20,941		35,117

Distributions to Shareholders:
From net investment income
Institutional Class	(35,541)	(54,702)	(2,998)		(6,702)		(54,585)	(106,230)	(10,125)		(18,412)
Class P	(2,978)	(5,038)	(14)		(29)		(94)	(192)	(52)		(171)
Administrative Class	(111)	(201)	0		0		(2)	(109)	0		0
Class D	(3,588)	(6,011)	0		(5	)(a)	(164)	(378)	0		(61	)(a)
Class A	(3,846)	(6,451)	(20)		(43)		(166)	(368)	(24)		(70)
Class C	(968)	(2,317)	(4	)(b)	(16)		(35)	(131)	(5	)(b)	(18)
Class R	0	0	0		0		0	0	0		0
Tax basis return of capital
Institutional Class	0	(15,239)	0		0		0	0	0		0
Class P	0	(1,440)	0		0		0	0	0		0
Administrative Class	0	(59)	0		0		0	0	0		0
Class D	0	(1,833)	0		0	(a)	0	0	0		0	(a)
Class A	0	(1,968)	0		0		0	0	0		0
Class C	0	(867)	0	(b)	0		0	0	0	(b)	0
Class R	0	0	0		0		0	0	0		0

Total Distributions(c)	(47,032)	(96,126)	(3,036)		(6,795)		(55,046)	(107,408)	(10,206)		(18,732)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	21,023	260,013	(254)		(12,815)		(76,137)	(65,250)	16,388		2,818

Total Increase (Decrease) in Net Assets	65,034	368,106	2,622		(2,510)		27,199	84,513	27,123		19,203

Net Assets:
Beginning of period	1,887,778	1,519,672	139,004		141,514		4,045,690	3,961,177	367,368		348,165
End of period*	$1,952,812	$1,887,778	$141,626		$139,004		$4,072,889	$4,045,690	$394,491		$367,368

*Including undistributed (overdistributed) net investment income of:	$(4,070)	$120	$(257)		$(224)		$(13,869)	$(13,554)	$(174)		$134

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Foreign Bond Fund (Unhedged)		PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

$12,265	$28,733	$6,460	$20,070	$4,517	$11,797	$6,397	$12,888
56,633	(11,766)	10,619	(11,377)	22,303	(6,981)	3,499	11,164
2,295	(16,292)	(2,202)	34,041	(5,962)	3,020	9,501	6,967

71,193	675	14,877	42,734	20,858	7,836	19,397	31,019

(4,539)	(8,428)	(4,310)	(1,318)	(2,328)	(7,841)	(3,949)	(13,767)
(704)	(796)	(34)	(7)	(12)	(18)	(470)	(1,476)
(311)	(217)	0	0	(830)	(2,239)	(50)	(192)
(1,819)	(2,972)	(30)	(9)	(114)	(279)	0	0
(383)	(723)	(59)	(18)	0	0	(431)	(1,659)
(22)	(31)	(18)	(6)	0	0	(21)	(361)
0	0	(18)	(4)	0	0	0	0

0	(4,385)	0	(13,243)	0	0	0	0
0	(457)	0	(74)	0	0	0	0
0	(159)	0	0	0	0	0	0
0	(2,379)	0	(87)	0	0	0	0
0	(538)	0	(184)	0	0	0	0
0	(151)	0	(60)	0	0	0	0
0	0	0	(45)	0	0	0	0

(7,778)	(21,236)	(4,469)	(15,055)	(3,284)	(10,377)	(4,921)	(17,455)

79,742	(108,178)	(65,260)	(488,988)	(80,250)	(130,162)	65,680	97,039

143,157	(128,739)	(54,852)	(461,309)	(62,676)	(132,703)	80,156	110,603

1,131,555	1,260,294	478,495	939,804	417,084	549,787	757,633	647,030
$1,274,712	$1,131,555	$423,643	$478,495	$354,408	$417,084	$837,789	$757,633

$(68,431)	$(72,918)	$(14,551)	$(16,542)	$(15,218)	$(16,451)	$(5,583)	$(7,059)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%

ARGENTINA 6.0%

SOVEREIGN ISSUES 6.0%
Argentina Bonar Bonds
8.750% due 05/07/2024		$900	$1,040
Argentina Government International Bond
2.260% due 12/31/2038	EUR	9,500	7,677
2.500% due 12/31/2038		$16,800	11,970
5.625% due 01/26/2022		11,600	12,197
6.250% due 04/22/2019		5,200	5,486
6.625% due 07/06/2028		900	952
6.875% due 04/22/2021		4,360	4,756
6.875% due 01/26/2027		23,200	25,091
7.125% due 07/06/2036		3,300	3,468
7.125% due 06/28/2117		3,500	3,502
7.500% due 04/22/2026		25,600	28,800
7.625% due 04/22/2046		4,500	5,006
8.280% due 12/31/2033 (i)		2,664	3,110
Provincia de Buenos Aires
9.950% due 06/09/2021 (i)		1,200	1,385
10.875% due 01/26/2021		1,000	1,155
Provincia de Cordoba
7.125% due 06/10/2021		550	592
Provincia de Neuquen Argentina
7.500% due 04/27/2025		1,340	1,404

Total Argentina (Cost $111,314)			117,591

AZERBAIJAN 1.2%

CORPORATE BONDS & NOTES 0.9%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$15,800	17,828

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		5,400	5,559

Total Azerbaijan (Cost $21,999)			23,387

BAHRAIN 0.1%

SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
6.750% due 09/20/2029		$1,400	1,392

Total Bahrain (Cost $1,400)			1,392

BRAZIL 10.7%

CORPORATE BONDS & NOTES 4.7%
Banco do Brasil S.A.
3.875% due 10/10/2022		$4,811	4,744
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		28,400	28,897
Caixa Economica Federal
2.375% due 11/06/2017		500	500
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		6,205	6,570
6.875% due 07/30/2019		7,350	7,864
Petrobras Global Finance BV
4.201% (US0003M + 2.880%) due 03/17/2020 ~		100	103
4.875% due 03/17/2020		2,500	2,603
5.375% due 01/27/2021		1,200	1,270
5.625% due 05/20/2043		8,900	7,965
5.750% due 01/20/2020		2,896	3,059
6.250% due 03/17/2024		1,000	1,071
6.750% due 01/27/2041		3,700	3,681
6.850% due 06/05/2115		4,000	3,821
6.875% due 01/20/2040		12,450	12,637
7.250% due 03/17/2044		500	523
7.375% due 01/17/2027		4,000	4,412
8.375% due 05/23/2021		100	116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(c)		$4,500	$2,745

			92,581

SOVEREIGN ISSUES 6.0%
Brazil Government International Bond
2.625% due 01/05/2023		1,250	1,202
4.250% due 01/07/2025		1,600	1,618
5.000% due 01/27/2045		5,000	4,666
5.625% due 01/07/2041		1,350	1,363
5.625% due 02/21/2047 (i)		4,900	4,961
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (f)	BRL	212,250	65,855
0.000% due 04/01/2018 (f)		122,100	37,277

			116,942

Total Brazil (Cost $202,290)			209,523

CAYMAN ISLANDS 1.5%

CORPORATE BONDS & NOTES 1.5%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (f)		$6,100	4,034
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		4,800	5,304
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		28,860	18,831
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 ^(c)(g)		4,254	1,542

Total Cayman Islands (Cost $39,969)			29,711

CHILE 2.9%

CORPORATE BONDS & NOTES 2.9%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		$400	401
4.250% due 07/17/2042		2,900	2,901
4.500% due 09/16/2025		11,700	12,550
4.500% due 08/01/2047		700	714
4.875% due 11/04/2044		2,200	2,391
5.625% due 10/18/2043		1,000	1,198
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	13,157
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,712
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,615
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		9,589	9,804

Total Chile (Cost $53,161)			56,443

CHINA 2.1%

CORPORATE BONDS & NOTES 2.0%
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027		$12,600	12,474
4.375% due 10/17/2023		16,500	17,773
4.875% due 05/17/2042		5,710	6,387
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	2,087

			38,721

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	3,510	541
China Government International Bond
3.290% due 04/18/2020		8,250	1,234
3.380% due 05/23/2023		1,200	178
4.080% due 08/22/2023		1,100	169

			2,122

Total China (Cost $40,582)			40,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 1.9%

CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
4.125% due 01/16/2025	$200	$201
5.375% due 06/26/2026	2,500	2,669
5.875% due 09/18/2023	1,100	1,224
5.875% due 05/28/2045	8,200	8,046
7.375% due 09/18/2043	7,500	8,574

		20,714

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
4.375% due 07/12/2021	800	856
6.125% due 01/18/2041	4,100	4,832
7.375% due 09/18/2037	7,275	9,632

		15,320

Total Colombia (Cost $33,677)		36,034

COSTA RICA 0.4%

SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023	$330	329
5.625% due 04/30/2043	7,300	6,734

Total Costa Rica (Cost $7,562)		7,063

DOMINICAN REPUBLIC 1.4%

SOVEREIGN ISSUES 1.4%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	4,346
5.875% due 04/18/2024	1,500	1,631
5.950% due 01/25/2027	15,300	16,486
6.850% due 01/27/2045	1,600	1,794
6.875% due 01/29/2026	2,700	3,086

Total Dominican Republic (Cost $26,123)		27,343

ECUADOR 1.0%

SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
8.750% due 06/02/2023	$3,900	4,041
9.625% due 06/02/2027	2,800	2,947
9.650% due 12/13/2026	6,300	6,678
10.750% due 03/28/2022	5,100	5,712

Total Ecuador (Cost $18,174)		19,378

EGYPT 0.6%

SOVEREIGN ISSUES 0.6%
Egypt Government International Bond
6.125% due 01/31/2022	$5,500	5,703
7.500% due 01/31/2027	2,000	2,181
8.500% due 01/31/2047	3,200	3,577

Total Egypt (Cost $11,055)		11,461

EL SALVADOR 0.8%

SOVEREIGN ISSUES 0.8%
El Salvador Government International Bond
5.875% due 01/30/2025	$4,400	4,334
7.625% due 09/21/2034	3,070	3,393
7.650% due 06/15/2035	1,150	1,187
7.750% due 01/24/2023	500	540
8.250% due 04/10/2032	6,410	7,023

Total El Salvador (Cost $16,612)		16,477

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ETHIOPIA 0.3%

SOVEREIGN ISSUES 0.3%
Ethiopia Government International Bond
6.625% due 12/11/2024	$6,700	$6,901

Total Ethiopia (Cost $6,780)		6,901

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$4,104	4,021

Total Gabon (Cost $4,042)		4,021

GERMANY 0.3%

CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG
4.250% due 10/14/2021	$4,850	5,086

Total Germany (Cost $4,849)		5,086

GHANA 0.3%

SOVEREIGN ISSUES 0.3%
Ghana Government International Bond
9.250% due 09/15/2022	$6,000	6,684

Total Ghana (Cost $6,310)		6,684

GUATEMALA 1.2%

SOVEREIGN ISSUES 1.2%
Guatemala Government International Bond
4.375% due 06/05/2027	$2,000	1,985
4.875% due 02/13/2028	3,600	3,699
5.750% due 06/06/2022	16,300	17,767

Total Guatemala (Cost $22,422)		23,451

HONG KONG 0.9%

CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$900	905
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	10,700	11,405
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,451
7.500% due 07/30/2039	3,370	4,902

Total Hong Kong (Cost $17,604)		18,663

INDIA 0.6%

SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.375% due 08/05/2026	$11,600	11,422

Total India (Cost $11,700)		11,422

INDONESIA 6.8%

CORPORATE BONDS & NOTES 3.4%
Majapahit Holding BV
7.750% due 01/20/2020	$3,607	4,031
Pelabuhan Indonesia PT
4.250% due 05/05/2025	2,600	2,676
5.375% due 05/05/2045	2,000	2,098
Pertamina Persero PT
4.300% due 05/20/2023	4,000	4,209
4.875% due 05/03/2022	10,000	10,749
5.625% due 05/20/2043	1,000	1,078
6.000% due 05/03/2042	27,158	30,673
6.450% due 05/30/2044	5,700	6,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		$1,000	$1,081
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		3,500	3,507

			66,876

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	4,032
4.125% due 01/15/2025		$2,000	2,104
4.625% due 04/15/2043		400	414
4.750% due 01/08/2026		1,100	1,202
5.125% due 01/15/2045		5,000	5,537
5.250% due 01/08/2047		2,000	2,256
5.375% due 10/17/2023		5,000	5,641
6.625% due 02/17/2037		6,360	8,115
6.750% due 01/15/2044		14,100	18,872
7.750% due 01/17/2038		7,225	10,296
8.500% due 10/12/2035		2,400	3,566
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		3,700	3,779

			65,814

Total Indonesia (Cost $119,717)			132,690

IRAQ 0.2%

SOVEREIGN ISSUES 0.2%
Iraq Government International Bond
6.752% due 03/09/2023		$4,200	4,185

Total Iraq (Cost $4,200)			4,185

IRELAND 1.7%

CORPORATE BONDS & NOTES 1.7%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$2,050	2,113
6.604% due 02/03/2021		5,000	5,530
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		1,500	1,514
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,662
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$21,100	22,800

Total Ireland (Cost $31,351)			33,619

ISRAEL 0.8%

CORPORATE BONDS & NOTES 0.7%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$5,760	5,957
5.412% due 12/30/2025		2,080	2,158
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		6,000	6,364

			14,479

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
4.500% due 01/30/2043		1,100	1,197

Total Israel (Cost $15,586)			15,676

IVORY COAST 0.5%

SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	5,100	6,247
5.375% due 07/23/2024		$989	1,001
6.125% due 06/15/2033		400	394
6.375% due 03/03/2028		1,500	1,554

Total Ivory Coast (Cost $8,585)			9,196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAMAICA 0.2%

SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	$1,734
7.875% due 07/28/2045		1,700	2,100

Total Jamaica (Cost $3,199)			3,834

JORDAN 0.6%

SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$9,200	9,044
6.125% due 01/29/2026		1,900	1,927

Total Jordan (Cost $11,099)			10,971

KAZAKHSTAN 3.4%

CORPORATE BONDS & NOTES 2.6%
Kazakhstan Temir Zholy National Co. JSC
6.375% due 10/06/2020		$7,000	7,593
KazMunayGas National Co. JSC
6.375% due 04/09/2021		10,781	11,812
7.000% due 05/05/2020		21,178	23,135
9.125% due 07/02/2018		1,000	1,048
Samruk-Energy JSC
3.750% due 12/20/2017		7,000	7,008

			50,596

SOVEREIGN ISSUES 0.8%
Kazakhstan Government International Bond
4.875% due 10/14/2044		9,600	9,851
6.500% due 07/21/2045 (i)		700	865
6.500% due 07/21/2045		3,800	4,694

			15,410

Total Kazakhstan (Cost $61,835)			66,006

KENYA 0.0%

SOVEREIGN ISSUES 0.0%
Kenya Government International Bond
5.875% due 06/24/2019		$400	412

Total Kenya (Cost $411)			412

LITHUANIA 0.1%

SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,800

Total Lithuania (Cost $1,724)			1,800

LUXEMBOURG 4.5%

ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 +	EUR	1,800	2,105

CORPORATE BONDS & NOTES 4.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$12,400	12,663
6.000% due 11/27/2023		7,700	8,472
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	2,033
6.510% due 03/07/2022		12,913	14,362
7.288% due 08/16/2037		3,000	3,658
8.625% due 04/28/2034		1,100	1,500
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (b)		3,900	3,003

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018		$7,250	$7,494
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		4,200	4,369
5.500% (H15T5Y + 4.023%) due 02/26/2024 ~		4,900	5,011
5.717% due 06/16/2021		7,200	7,799
6.125% due 02/07/2022		14,485	15,848

			86,212

Total Luxembourg (Cost $83,417)			88,317

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	984

Total Malaysia (Cost $889)			984

		SHARES
MEXICO 9.5%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. +(d)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		93,450	38

			38

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.4%
Banco Nacional de Comercio Exterior SNC
3.800% (H15T5Y + 3.000%) due 08/11/2026 ~		$4,400	4,416
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,800	1,994
Comision Federal de Electricidad
5.750% due 02/14/2042		4,850	5,153
6.125% due 06/16/2045		4,900	5,427
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		900	0
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048 (a)		2,400	2,374
Petroleos Mexicanos
4.250% due 01/15/2025		2,000	1,993
4.875% due 01/24/2022		26,175	27,516
5.500% due 01/21/2021		2,500	2,671
5.500% due 06/27/2044		32,630	30,509
5.625% due 01/23/2046		1,450	1,354
6.375% due 01/23/2045		8,700	8,874
6.500% due 03/13/2027		4,600	5,113
6.500% due 06/02/2041		9,620	10,082
6.625% due 06/15/2035		975	1,055
6.750% due 09/21/2047		2,600	2,773
6.875% due 08/04/2026		12,500	14,250

			125,554

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	10,558
4.150% due 03/28/2027		$7,126	7,499
4.600% due 01/23/2046		7,412	7,505
5.550% due 01/21/2045		4,120	4,751
5.750% due 10/12/2110		15,300	16,478
6.050% due 01/11/2040		11,702	14,086

			60,877

Total Mexico (Cost $191,994)			186,469

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONGOLIA 0.3%

SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
5.125% due 12/05/2022		$3,930	$3,827
10.875% due 04/06/2021		2,400	2,796

Total Mongolia (Cost $6,284)			6,623

MOROCCO 0.3%

SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	6,498

Total Morocco (Cost $6,078)			6,498

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,427

Total Namibia (Cost $1,389)			1,427

NETHERLANDS 1.1%

ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	250	297

CORPORATE BONDS & NOTES 0.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$12,400	11,718

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		5,000	4,878
Petroleum Netherlands BV
3.432% (LIBOR03M + 2.030%) due 04/25/2019 +~		4,390	4,283

			9,161

Total Netherlands (Cost $20,842)			21,176

NIGERIA 0.6%

SOVEREIGN ISSUES 0.6%
Nigeria Government International Bond
6.375% due 07/12/2023		$1,000	1,051
7.875% due 02/16/2032		9,300	10,191

Total Nigeria (Cost $10,505)			11,242

OMAN 0.5%

SOVEREIGN ISSUES 0.5%
Oman Government International Bond
3.625% due 06/15/2021		$300	302
5.375% due 03/08/2027		7,900	8,133
6.500% due 03/08/2047		1,000	1,031

Total Oman (Cost $9,167)			9,466

PANAMA 1.4%

CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,442	1,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.300% due 04/29/2053	$1,500	$1,539
4.500% due 05/15/2047	3,800	4,018
6.700% due 01/26/2036	2,000	2,655
7.125% due 01/29/2026	7,642	9,908
8.125% due 04/28/2034	2,860	3,932
8.875% due 09/30/2027	735	1,071
9.375% due 01/16/2023	900	1,148
9.375% due 04/01/2029	1,000	1,512

		25,783

Total Panama (Cost $25,924)		27,290

PARAGUAY 0.6%

SOVEREIGN ISSUES 0.6%
Paraguay Government International Bond
4.625% due 01/25/2023	$1,000	1,058
4.700% due 03/27/2027	4,200	4,389
6.100% due 08/11/2044	5,700	6,412

Total Paraguay (Cost $10,917)		11,859

PERU 1.1%

CORPORATE BONDS & NOTES 0.2%
Petroleos del Peru S.A.
5.625% due 06/19/2047	$1,700	1,777
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	1,650	1,743

		3,520

SOVEREIGN ISSUES 0.9%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,400	7,955
4.750% due 07/15/2025	2,000	2,160
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,904

		18,019

Total Peru (Cost $20,639)		21,539

PHILIPPINES 0.3%

CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$4,300	5,547

Total Philippines (Cost $5,684)		5,547

POLAND 0.6%

SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.250% due 04/06/2026	$12,000	12,340

Total Poland (Cost $11,921)		12,340

QATAR 0.5%

CORPORATE BONDS & NOTES 0.3%
SoQ Sukuk A QSC
2.099% due 01/18/2018	$5,100	5,104

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022	4,200	4,467

Total Qatar (Cost $9,506)		9,571

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 0.1%

SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	600	$764
2.875% due 05/26/2028		100	123
3.875% due 10/29/2035		400	502

Total Romania (Cost $1,231)			1,389

RUSSIA 0.7%

CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,399
VimpelCom Holdings BV
5.200% due 02/13/2019		100	103

			5,502

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
4.500% due 04/04/2022		3,800	4,063
5.625% due 04/04/2042		600	668
12.750% due 06/24/2028		1,525	2,685

			7,416

Total Russia (Cost $12,367)			12,918

SAUDI ARABIA 0.7%

SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
2.875% due 03/04/2023 (a)		$6,900	6,880
3.250% due 10/26/2026		1,000	991
3.625% due 03/04/2028 (a)		6,900	6,880

Total Saudi Arabia (Cost $14,661)			14,751

SENEGAL 0.5%

SOVEREIGN ISSUES 0.5%
Senegal Government International Bond
6.250% due 05/23/2033		$3,100	3,197
8.750% due 05/13/2021		6,300	7,288

Total Senegal (Cost $9,984)			10,485

SERBIA 0.6%

SOVEREIGN ISSUES 0.6%
Serbia Government International Bond
4.875% due 02/25/2020		$9,000	9,422
5.875% due 12/03/2018		900	934
7.250% due 09/28/2021		1,100	1,272

Total Serbia (Cost $11,445)			11,628

SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$5,500	5,454

Total Singapore (Cost $5,470)			5,454

SLOVENIA 0.2%

SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond
5.250% due 02/18/2024		$3,750	4,309

Total Slovenia (Cost $4,170)			4,309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 1.7%

CORPORATE BONDS & NOTES 1.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	$3,107
6.500% due 04/15/2040		1,300	1,368
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		6,950	7,071
6.750% due 08/06/2023		6,800	7,048
Myriad International Holdings BV
5.500% due 07/21/2025		4,800	5,244

			23,838

SOVEREIGN ISSUES 0.5%
South Africa Government International Bond
4.875% due 04/14/2026		3,300	3,335
5.000% due 10/12/2046		3,800	3,506
5.375% due 07/24/2044		200	194
5.875% due 05/30/2022		3,500	3,849

			10,884

Total South Africa (Cost $34,672)			34,722

SPAIN 0.3%

SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	4,100	5,094

Total Spain (Cost $4,690)			5,094

SRI LANKA 1.9%

CORPORATE BONDS & NOTES 0.4%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,762

SOVEREIGN ISSUES 1.5%
Sri Lanka Government International Bond
5.125% due 04/11/2019		600	615
5.750% due 01/18/2022		7,000	7,413
5.875% due 07/25/2022		1,700	1,812
6.000% due 01/14/2019		300	310
6.125% due 06/03/2025		5,100	5,407
6.200% due 05/11/2027		4,800	5,045
6.250% due 10/04/2020		800	854
6.250% due 07/27/2021		3,500	3,772
6.825% due 07/18/2026		500	550
6.850% due 11/03/2025		4,100	4,511

			30,289

Total Sri Lanka (Cost $35,715)			38,051

SUPRANATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%
Banque Ouest Africaine de Developpement
5.000% due 07/27/2027		$3,600	3,706

Total Supranational (Cost $3,532)			3,706

SWEDEN 0.2%

CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$3,550	3,825

Total Sweden (Cost $3,706)			3,825

TAJIKISTAN 0.1%

SOVEREIGN ISSUES 0.1%
Republic of Tajikistan International Bond
7.125% due 09/14/2027		$2,100	2,059

Total Tajikistan (Cost $2,100)			2,059

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TANZANIA 0.3%

SOVEREIGN ISSUES 0.3%
Tanzania Government International Bond
7.452% (US0006M + 6.000%) due 03/09/2020 ~		$5,000	$5,241

Total Tanzania (Cost $5,192)			5,241

TRINIDAD AND TOBAGO 0.5%

CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$5,663	5,740

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		3,100	3,139

Total Trinidad and Tobago (Cost $8,711)			8,879

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	724
8.250% due 09/19/2027		$5,800	6,425

Total Tunisia (Cost $7,071)			7,149

TURKEY 4.4%

CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,236
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,425	2,365
Turkiye Is Bankasi
6.125% due 04/25/2024		1,800	1,847

			5,448

SOVEREIGN ISSUES 4.1%
Export Credit Bank of Turkey
4.250% due 09/18/2022		3,000	2,966
5.375% due 02/08/2021		1,500	1,557
5.375% due 10/24/2023		2,800	2,885
Turkey Government International Bond
5.750% due 05/11/2047		6,100	6,010
6.000% due 03/25/2027		27,300	29,360
6.000% due 01/14/2041		16,580	17,059
6.750% due 05/30/2040		13,900	15,484
6.875% due 03/17/2036		3,900	4,410
7.250% due 03/05/2038		1,000	1,178

			80,909

Total Turkey (Cost $89,353)			86,357

UKRAINE 3.0%

SOVEREIGN ISSUES 3.0%
Ukraine Government International Bond
7.375% due 09/25/2032		$4,800	4,685
7.750% due 09/01/2019		5,300	5,598
7.750% due 09/01/2020		20,800	22,096
7.750% due 09/01/2021		6,700	7,125
7.750% due 09/01/2022		8,300	8,820
7.750% due 09/01/2023		2,600	2,734
7.750% due 09/01/2024		6,900	7,219

Total Ukraine (Cost $55,239)			58,277

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037		$4,300	5,325

Total United Arab Emirates (Cost $4,705)			5,325

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.1%

CORPORATE BONDS & NOTES 0.1%
Oschadbank Via SSB PLC
9.375% due 03/10/2023	$800	$852
Ukreximbank Via Biz Finance PLC
9.625% due 04/27/2022	500	537

Total United Kingdom (Cost $1,339)		1,389

UNITED STATES 5.8%

ASSET-BACKED SECURITIES 0.6%
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	$1,187	1,008
Countrywide Asset-Backed Certificates Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~	2,400	2,382
GSAA Home Equity Trust
6.002% due 11/25/2036	1,769	1,189
Home Equity Asset Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	209	206
MASTR Asset-Backed Securities Trust
1.937% (US0001M + 0.700%) due 09/25/2034 ~	255	251
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.765%) due 01/25/2035 ~	24	23
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	356	195
6.000% due 07/25/2047 ^~	123	100
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 04/25/2037 ~	935	749
1.457% (US0001M + 0.220%) due 05/25/2037 ~	378	281
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.757% (US0001M + 0.520%) due 09/25/2035 ~	1,600	1,346
RAAC Trust
1.584% (US0001M + 0.350%) due 02/25/2046 ~	955	924
Soundview Home Loan Trust
1.587% (US0001M + 0.350%) due 03/25/2036 ~	1,300	1,239
2.137% (US0001M + 0.900%) due 10/25/2037 ~	1,281	1,080
VOLT LLC
3.125% due 09/25/2047	1,000	1,001

		11,974

CORPORATE BONDS & NOTES 1.0%
Rio Oil Finance Trust
9.250% due 07/06/2024	13,952	14,571
9.750% due 01/06/2027	3,266	3,429
Southern Copper Corp.
5.250% due 11/08/2042	2,100	2,234

		20,234

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	5,200	5,109

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust
3.742% due 11/25/2035 ^~	211	188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
3.546% due 11/20/2035 ^~	$180	$170
5.888% due 04/25/2037 ^	252	222
BCAP LLC Trust
2.903% due 05/26/2037 ~	4,576	3,860
Bear Stearns Adjustable Rate Mortgage Trust
3.372% due 02/25/2036 ^~	159	157
3.423% due 01/25/2035 ~	21	21
Citigroup Mortgage Loan Trust
3.504% due 07/25/2046 ^~	121	109
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	327	320
CitiMortgage Alternative Loan Trust
1.887% (US0001M + 0.650%) due 10/25/2036 ~	1,442	1,186
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	101	97
1.557% (US0001M + 0.320%) due 11/25/2035 ~	190	165
1.587% (US0001M + 0.350%) due 05/25/2036 ^~	861	506
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	181	155
6.250% due 11/25/2036 ^	124	112
Countrywide Home Loan Mortgage Pass-Through Trust
3.250% due 03/25/2037 ^~	120	110
3.252% due 04/20/2036 ^~	96	88
3.391% due 09/25/2047 ^~	84	79
3.408% due 02/25/2047 ^~	136	123
Credit Suisse Mortgage Capital Certificates
1.732% (LIBOR01M + 0.500%) due 11/30/2037 ~	700	548
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	253	158
6.172% due 06/25/2036 ^	394	194
Deutsche ALT-A Securities, Inc.
3.341% due 10/25/2035 ~	84	73
5.000% due 10/25/2018	35	35
5.500% due 12/25/2035 ^	251	226
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	161	153
5.886% due 10/25/2036 ^	161	153
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2036 ~	252	219
HarborView Mortgage Loan Trust
3.629% due 08/19/2036 ^~	41	38
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	283	277
IndyMac Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2037 ~	938	835
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	174	113
3.325% due 06/25/2036 ~	201	199
3.340% due 10/25/2035 ~	163	153
3.397% due 08/25/2036 ~	248	239
JPMorgan Mortgage Trust
3.185% due 11/25/2035 ~	111	107
3.500% due 08/25/2035 ~	214	215
3.529% due 04/25/2035 ~	51	52
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	556	537
Luminent Mortgage Trust
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~	114	103
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	145	31
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	687	625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
3.147% due 01/20/2047 ^~	$82	$68
Structured Adjustable Rate Mortgage Loan Trust
2.953% (US0006M + 1.500%) due 10/25/2037 ^~	141	122
3.187% due 11/25/2035 ^~	129	118
3.315% due 05/25/2036 ^~	425	406
3.608% due 09/25/2036 ^~	383	304
Suntrust Adjustable Rate Mortgage Loan Trust
3.735% due 10/25/2037 ~	1,550	1,472
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	53
WaMu Mortgage Pass-Through Certificates Trust
1.607% (US0001M + 0.370%) due 05/25/2034 ~	142	130
2.606% due 01/25/2037 ^~	178	165
2.798% due 04/25/2037 ^~	121	108
2.880% due 05/25/2037 ^~	237	201
3.071% due 12/25/2036 ^~	373	355
Wells Fargo Mortgage-Backed Securities Trust
3.577% due 10/25/2036 ~	1,111	1,090

		17,543

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	105
Israel Government AID Bond
5.500% due 04/26/2024	100	119

		224

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds
2.500% due 02/15/2046	28,200	26,219
U.S. Treasury Notes
1.375% due 04/30/2021 (k)(m)	33,500	33,073

		59,292

Total United States (Cost $114,750)		114,376

URUGUAY 1.8%

SOVEREIGN ISSUES 1.8%
Uruguay Government International Bond
4.375% due 10/27/2027	$10,675	11,525
4.500% due 08/14/2024	3,098	3,400
5.100% due 06/18/2050	9,800	10,359
7.875% due 01/15/2033	6,650	9,376

Total Uruguay (Cost $32,114)		34,660

VENEZUELA 2.3%

CORPORATE BONDS & NOTES 0.9%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 (i)	$38,809	11,740
5.500% due 04/12/2037	19,263	5,875

		17,615

SOVEREIGN ISSUES 1.4%
Venezuela Government International Bond
6.000% due 12/09/2020	7,860	3,065
7.000% due 03/31/2038 (i)	19,240	6,497
7.650% due 04/21/2025	11,979	4,073
7.750% due 10/13/2019	5,750	2,602
8.250% due 10/13/2024	21,739	7,446
9.000% due 05/07/2023	2	1
9.250% due 09/15/2027	7,690	3,076

		26,760

Total Venezuela (Cost $88,301)		44,375

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028	$1,667	$1,662

Total Vietnam (Cost $1,510)		1,662

VIRGIN ISLANDS (BRITISH) 0.5%

CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,100	6,283
Rosneft Finance S.A.
7.250% due 02/02/2020	3,550	3,883

Total Virgin Islands (British) (Cost $9,777)		10,166

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS (h) 0.0%
		778

ARGENTINA TREASURY BILLS 1.2%
2.878% due 10/13/2017 - 11/10/2017 (e)(f)	$22,900	22,866

Total Short-Term Instruments (Cost $23,641)		23,644

Total Investments in Securities (Cost $1,915,934)		1,921,502

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	2,074,419	$20,506

Total Short-Term Instruments (Cost $20,506)		20,506

Total Investments in Affiliates (Cost $20,506)		20,506

Total Investments 99.4% (Cost $1,936,440)		$1,942,008

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $(17,162))		(612)

Other Assets and Liabilities, net 0.6%		11,416

Net Assets 100.0%		$1,952,812

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	04/22/2015 - 05/11/2015	$ 3,802	$1,542	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$778	Federal Home Loan Bank 1.375% due 09/28/2020	$(794)	$778	$778

Total Repurchase Agreements						$(794)	$778	$778

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.250%	09/08/2017	TBD	(3)	$(959)	$(959)
	0.850	09/12/2017	TBD	(3)	(227)	(227)
CFR	0.250	09/07/2017	TBD	(3)	(4,939)	(4,937)
NOM	(2.000)	10/02/2017	TBD	(3)	(1,090)	(1,090)
	(0.250)	09/14/2017	TBD	(3)	(942)	(942)
	0.750	08/07/2017	TBD	(3)	(2,842)	(2,842)

Total Reverse Repurchase Agreements						$(10,997)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(1,186)	$0	$(1,186)	$1,260	$74
CFR	0	(4,937)	0	(4,937)	4,962	25
FICC	778	0	0	778	(794)	(16)
NOM	0	(4,874)	0	(4,874)	5,114	240

Total Borrowings and Other Financing Transactions	$778	$(10,997)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(942)	$(942)
Sovereign Issues	0	0	0	(8,965)	(8,965)

Total Borrowings	$0	$0	$0	$(9,907)	$(9,907)

Payable for reverse repurchase agreements transactions(5)					$(9,907)

(i)	Securities with an aggregate market value of $11,336 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(11,437) at a weighted average interest rate of (0.431)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(1,090) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	1,434	$3,585	$134	$81

Total Purchased Options					$134	$81

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	1,434	$3,585	$(159)	$(27)

Total Written Options					$(159)	$(27)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	220	$22,000	$(286)	$0	$(52)

Total Futures Contracts				$(286)	$0	$(52)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	23,100	$(952)	$26	$(926)	$12	$0

					$(952)	$26	$(926)	$12	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(2)
										Asset	Liability
Pay	1-Year BRL-CDI	13.375%	Maturity	01/02/2018	BRL	22,100	$5	$137	$142	$0	$0
Pay	1-Year BRL-CDI	9.250	Maturity	07/02/2018		70,200	0	299	299	2	0
Receive	1-Year BRL-CDI	8.340	Maturity	01/02/2019		160,100	(146)	(379)	(525)	0	(8)
Receive	1-Year BRL-CDI	12.435	Maturity	01/02/2019		7,500	(16)	(113)	(129)	0	(1)
Receive	1-Year BRL-CDI	12.440	Maturity	01/02/2019		200	0	3	3	0	0
Receive	1-Year BRL-CDI	9.710	Maturity	07/01/2019		63,900	1	(601)	(600)	0	(6)
Receive	1-Year BRL-CDI	9.560	Maturity	01/02/2020		84,600	1	(727)	(726)	0	(12)
Pay	1-Year BRL-CDI	9.820	Maturity	07/01/2020		74,700	(1)	714	713	13	0
Pay	1-Year BRL-CDI	9.240	Maturity	01/04/2021		37,900	36	129	165	10	0
Pay	1-Year BRL-CDI	9.980	Maturity	01/04/2021		66,700	(15)	679	664	18	0
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		22,320	(765)	(556)	(1,321)	0	(5)
Receive	1-Year BRL-CDI	10.135	Maturity	07/01/2021		61,100	18	(644)	(626)	0	(11)
Pay	1-Year BRL-CDI	9.750	Maturity	01/02/2025		5,000	0	10	10	2	0
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		45,700	72	270	342	20	0
Pay	1-Year BRL-CDI	11.680	Maturity	01/02/2025		11,200	7	261	268	6	0
Pay	1-Year BRL-CDI	12.285	Maturity	01/02/2025		25,900	82	626	708	14	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		21,700	0	(4)	(4)	17	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	$	23,800	250	(47)	203	0	(43)
Receive	3-Month USD-LIBOR	2.350	Semi-Annual	10/02/2025		300	0	(5)	(5)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		33,900	(2,941)	653	(2,288)	0	(63)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		22,700	(628)	(411)	(1,039)	0	(35)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	(22)	26	4	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	(65)	115	50	0	(1)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,000	(224)	41	(183)	0	(8)

							$(4,351)	$476	$(3,875)	$103	$(194)

Total Swap Agreements							$(5,303)	$502	$(4,801)	$115	$(194)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$81	$0	$115	$196	$(27)	$(52)	$(199)	$(278)

(k)	Securities with an aggregate market value of $5,648 and cash of $2,801 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$35,346	EUR	30,151	$290	$0
	11/2017	EUR	30,151		$35,404	0	(289)
	12/2017		$5,626	SGD	7,537	0	(66)
BPS	10/2017	BRL	198,000		$62,500	0	(17)
	10/2017		$53,149	BRL	198,000	9,368	0
	12/2017	SGD	7,579		$5,567	0	(24)
	12/2017		$6,104	CNH	40,244	0	(68)
BRC	12/2017	MYR	963		$229	1	0
CBK	10/2017	ZAR	58,369		4,446	136	0
DUB	10/2017	BRL	7,302		2,305	0	(1)
	10/2017		$2,302	BRL	7,302	4	0
FBF	12/2017	CNH	105,451		$15,267	0	(548)
	12/2017	TWD	328,174		10,994	162	0
GLM	10/2017	GBP	1,241		1,606	0	(57)
	11/2017	JPY	88,600		788	0	0
HUS	12/2017	CNH	25,548		3,504	0	(328)
JPM	10/2017	BRL	224,402		64,277	13	(6,588)
	10/2017	EUR	34,071		41,066	798	0
	10/2017		$71,633	BRL	224,402	9	(789)
	10/2017		4,671	EUR	3,920	0	(38)
	11/2017		2,309	BRL	7,302	0	(13)
	12/2017		1,192	TWD	35,331	0	(26)
	01/2018	BRL	212,250		$61,158	0	(5,045)
	04/2018		119,100		37,538	783	0
MSB	10/2017		99,300		31,019	0	(334)
	10/2017		$31,366	BRL	99,300	8	(22)
	04/2018	BRL	3,000		$946	20	0
SCX	10/2017	JPY	88,600		818	30	0
SOG	12/2017	CNY	25,783		3,939	75	0
	12/2017	KRW	3,519,555		3,111	36	0
	12/2017		$4,042	CNH	26,459	0	(74)

Total Forward Foreign Currency Contracts						$11,733	$(14,327)

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.207	10/16/2017	$3,178	$(18)	$(18)
GLM	Call - OTC USD versus ZAR	ZAR	13.700	10/18/2017	4,700	(39)	(42)

						$(57)	$(60)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(118)	$0

Total Written Options						$(175)	$(60)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2018	0.579%	$6,300	$(302)	$336	$34	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	1.023	2,200	(135)	134	0	(1)
	Brazil Government International Bond	1.000	Quarterly	09/20/2025	2.680	1,755	(357)	159	0	(198)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	12,500	(55)	184	129	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	1,600	(87)	105	18	0
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.224	7,500	(42)	130	88	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.224	10,000	(151)	268	117	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.381	700	(29)	42	13	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	3,300	(409)	429	20	0
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.987	14,700	(1,058)	1,070	12	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.825	300	(9)	11	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.240	1,300	10	(2)	8	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.150	3,700	35	(11)	24	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	2.090	2,400	41	209	250	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.470	10,000	(191)	233	42	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.755	400	(16)	18	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2020	1.141	9,200	(1,533)	1,496	0	(37)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	1,800	(117)	58	0	(59)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	1,500	(85)	102	17	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2018	1.460	4,900	(23)	8	0	(15)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.308	4,100	(566)	493	0	(73)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.800	10,748	(635)	721	86	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.628	2,900	(34)	79	45	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	5,400	(632)	664	32	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501	3,000	(214)	155	0	(59)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.470	5,000	(95)	116	21	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	6,100	27	36	63	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	1,000	(13)	2	0	(11)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.308	4,100	(560)	487	0	(73)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	2,200	14	15	29	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	0.868	11,200	(108)	151	43	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.470	4,300	(68)	86	18	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	100	(6)	3	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	4,200	(10)	53	43	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	1,000	(56)	67	11	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.800	4,000	(157)	189	32	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	15,200	(96)	25	0	(71)
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.224	2,000	(12)	35	23	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	14,300	98	89	187	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742	7,800	(60)	153	93	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	12/20/2018	0.138	14,300	(173)	329	156	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	06/20/2019	0.224	400	0	5	5	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.315	2,100	(18)	54	36	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	09/20/2020	1.087%	$1,600	$(113)	$110	$0	$(3)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	600	(32)	39	7	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.224	2,100	(31)	56	25	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	2.090	2,100	22	196	218	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.755	2,200	(97)	107	10	0
	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.310	3,000	8	53	61	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	5,000	24	28	52	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	400	(5)	1	0	(4)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.308	3,600	(492)	428	0	(64)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	4,100	22	32	54	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.380	1,000	10	7	17	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	7,250	(900)	943	43	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	14,000	32	9	41	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.470	3,300	(49)	63	14	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.087	1,200	(88)	85	0	(3)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937	600	(29)	2	0	(27)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	10,000	(66)	170	104	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088	600	(9)	7	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	8,700	55	59	114	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	1,100	(112)	119	7	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.835	18,600	(827)	900	73	0
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.533	5,000	(213)	237	24	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.853	1,300	(49)	54	5	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.087	600	(46)	45	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	10,900	47	66	113	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	1.238	2,200	(372)	356	0	(16)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	11,000	54	90	144	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.628	2,300	(28)	64	36	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.150	1,300	11	(3)	8	0
MYC	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742	2,700	(21)	53	32	0
NGF	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	3,000	(323)	341	18	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2021	0.659	300	1	3	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501	200	(13)	9	0	(4)
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	1,500	(107)	58	0	(49)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	1.042	14,900	(36)	10	0	(26)

							$(11,659)	$13,783	$2,923	$(799)

Total Swap Agreements							$(11,659)	$13,783	$2,923	$(799)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$290	$0	$431	$721	$(355)	$0	$(199)	$(554)	$167	$(260)	$(93)
BPS	9,368	0	34	9,402	(109)	0	0	(109)	9,293	(8,890)	403
BRC	1	0	474	475	0	0	(243)	(243)	232	(260)	(28)
CBK	136	0	156	292	0	0	(84)	(84)	208	0	208
DUB	4	0	604	608	(1)	0	(74)	(75)	533	(470)	63
FBF	162	0	32	194	(548)	(18)	(3)	(569)	(375)	343	(32)
GLM	0	0	0	0	(57)	(42)	0	(99)	(99)	0	(99)
GST	0	0	455	455	0	0	(68)	(68)	387	(280)	107
HUS	0	0	353	353	(328)	0	(32)	(360)	(7)	0	(7)
JPM	1,603	0	330	1,933	(12,499)	0	(17)	(12,516)	(10,583)	9,800	(783)
MSB	28	0	0	28	(356)	0	0	(356)	(328)	327	(1)
MYC	0	0	32	32	0	0	0	0	32	0	32
NGF	0	0	22	22	0	0	(4)	(4)	18	0	18
SCX	30	0	0	30	0	0	0	0	30	0	30
SOG	111	0	0	111	(74)	0	0	(74)	37	0	37
UAG	0	0	0	0	0	0	(75)	(75)	(75)	0	(75)

Total Over the Counter	$11,733	$0	$2,923	$14,656	$(14,327)	$(60)	$(799)	$(15,186)

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(m)	Securities with an aggregate market value of $10,470 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$81	$81
Swap Agreements	0	12	0	0	103	115

	$0	$12	$0	$0	$184	$196

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,733	$0	$11,733
Swap Agreements	0	2,923	0	0	0	2,923

	$0	$2,923	$0	$11,733	$0	$14,656

	$0	$2,935	$0	$11,733	$184	$14,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	52	52
Swap Agreements	0	0	0	0	199	199

	$0	$0	$0	$0	$278	$278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,327	$0	$14,327
Written Options	0	0	0	60	0	60
Swap Agreements	0	799	0	0	0	799

	$0	$799	$0	$14,387	$0	$15,186

	$0	$799	$0	$14,387	$278	$15,464

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	(85)	(85)
Swap Agreements	0	499	0	0	(108)	391

	$0	$499	$0	$0	$(176)	$323

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,407)	$0	$(8,407)
Written Options	0	0	0	159	0	159
Swap Agreements	0	2,942	0	0	(445)	2,497

	$0	$2,942	$0	$(8,248)	$(445)	$(5,751)

	$0	$3,441	$0	$(8,248)	$(621)	$(5,428)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(54)	$(54)
Written Options	0	0	0	0	132	132
Futures	0	0	0	0	(377)	(377)
Swap Agreements	0	(82)	0	0	(49)	(131)

	$0	$(82)	$0	$0	$(348)	$(430)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,336	$0	$1,336
Written Options	0	0	0	(41)	0	(41)
Swap Agreements	0	1,477	0	0	0	1,477

	$0	$1,477	$0	$1,295	$0	$2,772

	$0	$1,395	$0	$1,295	$(348)	$2,342

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$117,591	$0	$117,591
Azerbaijan
Corporate Bonds & Notes	0	17,828	0	17,828
Sovereign Issues	0	5,559	0	5,559
Bahrain
Sovereign Issues	0	1,392	0	1,392
Brazil
Corporate Bonds & Notes	0	92,581	0	92,581
Sovereign Issues	0	116,942	0	116,942
Cayman Islands
Corporate Bonds & Notes	0	29,711	0	29,711
Chile
Corporate Bonds & Notes	0	56,443	0	56,443
China
Corporate Bonds & Notes	0	38,721	0	38,721
Sovereign Issues	0	2,122	0	2,122
Colombia
Corporate Bonds & Notes	0	20,714	0	20,714
Sovereign Issues	0	15,320	0	15,320
Costa Rica
Sovereign Issues	0	7,063	0	7,063
Dominican Republic
Sovereign Issues	0	27,343	0	27,343
Ecuador
Sovereign Issues	0	19,378	0	19,378
Egypt
Sovereign Issues	0	11,461	0	11,461

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
El Salvador
Sovereign Issues	$0	$16,477	$0	$16,477
Ethiopia
Sovereign Issues	0	6,901	0	6,901
Gabon
Sovereign Issues	0	4,021	0	4,021
Germany
Corporate Bonds & Notes	0	5,086	0	5,086
Ghana
Sovereign Issues	0	6,684	0	6,684
Guatemala
Sovereign Issues	0	23,451	0	23,451
Hong Kong
Corporate Bonds & Notes	0	18,663	0	18,663
India
Sovereign Issues	0	11,422	0	11,422
Indonesia
Corporate Bonds & Notes	0	66,876	0	66,876
Sovereign Issues	0	65,814	0	65,814
Iraq
Sovereign Issues	0	4,185	0	4,185
Ireland
Corporate Bonds & Notes	0	33,619	0	33,619
Israel
Corporate Bonds & Notes	0	14,479	0	14,479
Sovereign Issues	0	1,197	0	1,197
Ivory Coast
Sovereign Issues	0	9,196	0	9,196

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Jamaica
Sovereign Issues	$0	$3,834	$0	$3,834
Jordan
Sovereign Issues	0	10,971	0	10,971
Kazakhstan
Corporate Bonds & Notes	0	50,596	0	50,596
Sovereign Issues	0	15,410	0	15,410
Kenya
Sovereign Issues	0	412	0	412
Lithuania
Sovereign Issues	0	1,800	0	1,800
Luxembourg
Asset-Backed Securities	0	0	2,105	2,105
Corporate Bonds & Notes	0	86,212	0	86,212
Malaysia
Corporate Bonds & Notes	0	984	0	984
Mexico
Common Stocks	38	0	0	38
Corporate Bonds & Notes	0	125,554	0	125,554
Sovereign Issues	0	60,877	0	60,877
Mongolia
Sovereign Issues	0	6,623	0	6,623
Morocco
Sovereign Issues	0	6,498	0	6,498
Namibia
Sovereign Issues	0	1,427	0	1,427
Netherlands
Asset-Backed Securities	0	297	0	297
Corporate Bonds & Notes	0	11,718	0	11,718
Loan Participations and Assignments	0	0	9,161	9,161
Nigeria
Sovereign Issues	0	11,242	0	11,242
Oman
Sovereign Issues	0	9,466	0	9,466
Panama
Corporate Bonds & Notes	0	1,507	0	1,507
Sovereign Issues	0	25,783	0	25,783
Paraguay
Sovereign Issues	0	11,859	0	11,859
Peru
Corporate Bonds & Notes	0	3,520	0	3,520
Sovereign Issues	0	18,019	0	18,019
Philippines
Corporate Bonds & Notes	0	5,547	0	5,547
Poland
Sovereign Issues	0	12,340	0	12,340
Qatar
Corporate Bonds & Notes	0	5,104	0	5,104
Sovereign Issues	0	4,467	0	4,467
Romania
Sovereign Issues	0	1,389	0	1,389
Russia
Corporate Bonds & Notes	0	5,502	0	5,502
Sovereign Issues	0	7,416	0	7,416
Saudi Arabia
Sovereign Issues	0	14,751	0	14,751
Senegal
Sovereign Issues	0	10,485	0	10,485
Serbia
Sovereign Issues	0	11,628	0	11,628
Singapore
Corporate Bonds & Notes	0	5,454	0	5,454
Slovenia
Sovereign Issues	0	4,309	0	4,309
South Africa
Corporate Bonds & Notes	0	23,838	0	23,838
Sovereign Issues	0	10,884	0	10,884
Spain
Sovereign Issues	0	5,094	0	5,094
Sri Lanka
Corporate Bonds & Notes	0	7,762	0	7,762
Sovereign Issues	0	30,289	0	30,289

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Supranational
Corporate Bonds & Notes	$0	$3,706	$0	$3,706
Sweden
Corporate Bonds & Notes	0	3,825	0	3,825
Tajikistan
Sovereign Issues	0	2,059	0	2,059
Tanzania
Sovereign Issues	0	5,241	0	5,241
Trinidad and Tobago
Corporate Bonds & Notes	0	5,740	0	5,740
Sovereign Issues	0	3,139	0	3,139
Tunisia
Sovereign Issues	0	7,149	0	7,149
Turkey
Corporate Bonds & Notes	0	5,448	0	5,448
Sovereign Issues	0	80,909	0	80,909
Ukraine
Sovereign Issues	0	58,277	0	58,277
United Arab Emirates
Corporate Bonds & Notes	0	5,325	0	5,325
United Kingdom
Corporate Bonds & Notes	0	1,389	0	1,389
United States
Asset-Backed Securities	0	11,974	0	11,974
Corporate Bonds & Notes	0	20,234	0	20,234
Loan Participations and Assignments	0	0	5,109	5,109
Non-Agency Mortgage-Backed Securities	0	17,543	0	17,543
U.S. Government Agencies	0	224	0	224
U.S. Treasury Obligations	0	59,292	0	59,292
Uruguay
Sovereign Issues	0	34,660	0	34,660
Venezuela
Corporate Bonds & Notes	0	17,615	0	17,615
Sovereign Issues	0	26,760	0	26,760
Vietnam
Sovereign Issues	0	1,662	0	1,662
Virgin Islands (British)
Corporate Bonds & Notes	0	10,166	0	10,166
Short-Term Instruments
Repurchase Agreements	0	778	0	778
Argentina Treasury Bills	0	22,866	0	22,866

	$38	$1,905,089	$16,375	$1,921,502

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,506	$0	$0	$20,506

Total Investments	$20,544	$1,905,089	$16,375	$1,942,008

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	81	115	0	196
Over the counter	0	14,656	0	14,656

	$81	$14,771	$0	$14,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(79)	(194)	0	(273)
Over the counter	0	(15,186)	0	(15,186)

	$(79)	$(15,380)	$0	$(15,459)

Total Financial Derivative Instruments	$2	$(609)	$0	$(607)

Totals	$20,546	$1,904,480	$16,375	$1,941,401

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.9%

ARGENTINA 1.9%

CORPORATE BONDS & NOTES 1.3%
Genneia S.A.
8.750% due 01/20/2022		$300	$328
Pampa Energia S.A.
7.375% due 07/21/2023		300	328
YPF S.A.
8.500% due 07/28/2025 (j)		1,000	1,155

			1,811

SOVEREIGN ISSUES 0.6%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	400	23
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~		5,300	324
Provincia de Neuquen Argentina
7.500% due 04/27/2025		$500	524

			871

Total Argentina (Cost $2,412)			2,682

AUSTRALIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022		$400	388

Total Australia (Cost $400)			388

AUSTRIA 1.0%

CORPORATE BONDS & NOTES 1.0%
Eldorado Intl. Finance GmbH
8.625% due 06/16/2021		$500	518
Sappi Papier Holding GmbH
7.500% due 06/15/2032		900	925

Total Austria (Cost $1,353)			1,443

AZERBAIJAN 0.2%

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		$303	264

Total Azerbaijan (Cost $290)			264

BERMUDA 4.2%

CORPORATE BONDS & NOTES 4.2%
CBQ Finance Ltd.
2.875% due 06/24/2019		$1,800	1,787
7.500% due 11/18/2019		800	858
Digicel Group Ltd.
8.250% due 09/30/2020		965	946
Digicel Ltd.
6.000% due 04/15/2021		400	392
Geopark Ltd.
6.500% due 09/21/2024		1,400	1,411
Noble Group Ltd.
6.750% due 01/29/2020		450	195
Ooredoo International Finance Ltd.
3.250% due 02/21/2023		300	301

Total Bermuda (Cost $6,089)			5,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 5.2%

CORPORATE BONDS & NOTES 5.2%
Andrade Gutierrez International S.A.
4.000% due 04/30/2018		$600	$572
Banco BTG Pactual S.A.
4.000% due 01/16/2020		410	402
Braskem America Finance Co.
7.125% due 07/22/2041		200	228
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		700	741
CSN Resources S.A.
6.500% due 07/21/2020		210	186
JSL Europe S.A.
7.750% due 07/26/2024		1,000	1,055
Odebrecht Finance Ltd.
4.375% due 04/25/2025		300	116
7.125% due 06/26/2042		1,050	412
Petrobras Global Finance BV
5.999% due 01/27/2028		851	852
7.375% due 01/17/2027		800	882
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)		200	122
5.375% due 09/26/2024 ^(c)		600	366
5.750% due 10/24/2023 ^(c)		200	122
Vale Overseas Ltd.
6.875% due 11/21/2036		600	690
Votorantim Cimentos S.A.
3.500% due 07/13/2022	EUR	500	610

Total Brazil (Cost $7,121)			7,356

CANADA 0.6%

CORPORATE BONDS & NOTES 0.6%
First Quantum Minerals Ltd.
7.000% due 02/15/2021		$800	827

Total Canada (Cost $611)			827

CAYMAN ISLANDS 8.1%

CORPORATE BONDS & NOTES 8.1%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020		$500	502
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,300	1,316
China Evergrande Group
8.750% due 06/28/2025		600	610
Comcel Trust via Comunicaciones Celulares S.A.
6.875% due 02/06/2024		350	375
Goodman HK Finance
4.375% due 06/19/2024		701	736
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		600	623
Kaisa Group Holdings Ltd.
8.500% due 06/30/2022		200	201
9.375% due 06/30/2024		200	202
MAF Global Securities Ltd.
7.125% (USSW5 + 5.702%) due 10/29/2018 ~(g)		400	417
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		2,002	1,306
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)(h)		2,180	796
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		200	202
QNB Finance Ltd.
2.125% due 02/14/2018		300	300
2.750% due 10/31/2018		300	301
2.875% due 04/29/2020		300	299
Sable International Finance Ltd.
6.875% due 08/01/2022		400	432

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019		$700	$714
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023		200	217
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	500	587
Wynn Macau Ltd.
4.875% due 10/01/2024		$800	817
5.250% due 10/15/2021		450	463

Total Cayman Islands (Cost $11,975)			11,416

CHILE 1.9%

CORPORATE BONDS & NOTES 1.9%
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024		$100	106
4.750% due 01/11/2022		300	318
Cencosud S.A.
5.150% due 02/12/2025		950	1,016
Colbun S.A.
4.500% due 07/10/2024		400	423
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		411	420
4.500% due 08/15/2025		462	466

Total Chile (Cost $2,601)			2,749

CHINA 2.0%

CORPORATE BONDS & NOTES 2.0%
CCCI Treasure Ltd.
3.500% due 04/21/2020 ♦(g)		$300	304
Industrial & Commercial Bank of China Ltd.
4.875% due 09/21/2025		300	322
Proven Honour Capital Ltd.
4.125% due 05/19/2025		200	208
4.125% due 05/06/2026		400	413
SPIC U.S. dollar Bond Co. Ltd.
3.000% due 12/06/2021		1,600	1,620

Total China (Cost $2,822)			2,867

		SHARES
COLOMBIA 2.2%

COMMON STOCKS 0.2%
Frontera Energy Corp. (d)		8,095	283

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.0%
Banco de Bogota S.A.
5.375% due 02/19/2023		$250	266
Bancolombia S.A.
5.125% due 09/11/2022		700	746
5.950% due 06/03/2021		240	266
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022		200	205
Ecopetrol S.A.
5.875% due 05/28/2045		500	491
7.375% due 09/18/2043		400	457
Grupo Aval Ltd.
4.750% due 09/26/2022		450	462

			2,893

Total Colombia (Cost $4,076)			3,176

CURACAO 0.7%

CORPORATE BONDS & NOTES 0.7%
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		$1,000	972

Total Curacao (Cost $962)			972

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.7%

CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021		$1,000	$1,049

Total Germany (Cost $1,000)			1,049

GHANA 0.5%

SOVEREIGN ISSUES 0.5%
Ghana Government International Bond
9.250% due 09/15/2022		$600	668

Total Ghana (Cost $622)			668

GUATEMALA 0.2%

CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022		$325	331

Total Guatemala (Cost $326)			331

HONG KONG 3.0%

CORPORATE BONDS & NOTES 3.0%
AIA Group Ltd.
3.200% due 03/11/2025		$300	301
CNOOC Finance Ltd.
3.000% due 05/09/2023		700	702
4.250% due 01/26/2021		500	526
Franshion Brilliant Ltd.
5.750% due 03/19/2019		500	522
Huarong Finance Co. Ltd.
4.500% due 01/16/2020		800	825
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		800	819
Yanlord Land HK Co. Ltd.
5.875% due 01/23/2022		500	523

Total Hong Kong (Cost $4,183)			4,218

INDIA 1.3%

CORPORATE BONDS & NOTES 1.3%
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024		$800	856
Bharti Airtel Ltd.
4.375% due 06/10/2025		500	507
IDBI Bank Ltd.
4.125% due 04/23/2020		200	200
NTPC Ltd.
4.750% due 10/03/2022		300	324

Total India (Cost $1,860)			1,887

INDONESIA 1.7%

CORPORATE BONDS & NOTES 1.7%
Medco Straits Services Pte Ltd.
8.500% due 08/17/2022		$500	526
Minejesa Capital BV
4.625% due 08/10/2030		1,100	1,123
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		700	757

Total Indonesia (Cost $2,281)			2,406

IRELAND 1.4%

CORPORATE BONDS & NOTES 1.4%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	600	718
Borets Finance DAC
7.625% due 09/26/2018		$300	313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023	$200	$208
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	300	309
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022	500	505

Total Ireland (Cost $1,923)		2,053

ISRAEL 0.9%

CORPORATE BONDS & NOTES 0.9%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	$1,200	1,228

Total Israel (Cost $1,228)		1,228

LUXEMBOURG 7.9%

CORPORATE BONDS & NOTES 7.9%
Adecoagro S.A.
6.000% due 09/21/2027	$200	200
Altice Financing S.A.
7.500% due 05/15/2026	400	441
Altice Finco S.A.
7.625% due 02/15/2025	1,700	1,800
Atento Luxco S.A.
6.125% due 08/10/2022	500	524
Evraz Group S.A.
8.250% due 01/28/2021	200	225
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	220	225
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	300	334
8.146% due 04/11/2018	400	413
MHP S.A.
7.750% due 05/10/2024	200	216
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (b)	2,900	2,233
Sberbank of Russia Via SB Capital S.A.
5.500% (H15T5Y + 4.023%) due 02/26/2024 ~	2,100	2,147
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022	200	223
Topaz Marine S.A.
9.125% due 07/26/2022	1,100	1,106
VM Holding S.A.
5.375% due 05/04/2027	1,100	1,158

Total Luxembourg (Cost $10,410)		11,245

MALAYSIA 1.2%

CORPORATE BONDS & NOTES 1.2%
Petronas Capital Ltd.
5.250% due 08/12/2019	$1,600	1,690

Total Malaysia (Cost $1,681)		1,690

MAURITIUS 2.5%

CORPORATE BONDS & NOTES 2.5%
Azure Power Energy Ltd.
5.500% due 11/03/2022	$400	410
Greenko Dutch BV
4.875% due 07/24/2022	850	865
5.250% due 07/24/2024	850	866
HTA Group Ltd.
9.125% due 03/08/2022	400	422
MTN Mauritius Investment Ltd.
4.755% due 11/11/2024	500	498
6.500% due 10/13/2026	500	539

Total Mauritius (Cost $3,477)		3,600

		SHARES	MARKET VALUE (000S)
MEXICO 2.9%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. +(d)		172,487	$0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.9%
Banco Mercantil del Norte S.A.
6.875% (H15T5Y + 5.035%) due 07/06/2022 ~(g)		$200	213
7.625% (H15T10Y + 5.353%) due 01/10/2028 ~(g)		300	328
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	477
Cydsa S.A.B. de C.V.
6.250% due 10/04/2027 (a)		600	589
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250% due 06/23/2024		700	731
Hipotecaria Su Casita S.A. de C.V.
9.620% (MXIBTIIE + 2.000%) due 06/28/2018 ^+~(c)	MXN	17,999	40
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048 (a)		$300	297
Trust F
6.950% due 01/30/2044		700	776
Unifin Financiera S.A.B. de C.V. SOFOM ENR
7.000% due 01/15/2025		700	710

			4,161

Total Mexico (Cost $6,691)			4,161

MOROCCO 0.9%

CORPORATE BONDS & NOTES 0.9%
OCP S.A.
4.500% due 10/22/2025		$1,200	1,211

Total Morocco (Cost $1,181)			1,211

NETHERLANDS 7.8%

CORPORATE BONDS & NOTES 7.4%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,100	1,039
IHS Netherlands Holdco BV
9.500% due 10/27/2021		1,400	1,470
Indo Energy Finance BV
6.375% due 01/24/2023		1,050	1,070
Marfrig Holdings Europe BV
6.875% due 06/24/2019		200	206
Metinvest BV (9.373% Cash or 9.373% PIK)
9.373% due 12/31/2021 (b)		1,535	1,558
Nostrum Oil & Gas Finance BV
8.000% due 07/25/2022		700	732
SABIC Capital BV
2.625% due 10/03/2018		400	403
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	800	920
United Group BV
4.375% due 07/01/2022		400	486
VimpelCom Holdings BV
4.950% due 06/16/2024		$1,300	1,334
VTR Finance BV
6.875% due 01/15/2024		1,200	1,272

			10,490

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		100	98

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleum Netherlands BV
3.432% (LIBOR03M + 2.030%) due 04/25/2019 ~	$448	$437

		535

Total Netherlands (Cost $10,241)		11,025

NIGERIA 0.7%

CORPORATE BONDS & NOTES 0.7%
Zenith Bank PLC
7.375% due 05/30/2022	$1,000	1,036

Total Nigeria (Cost $1,000)		1,036

PANAMA 0.9%

CORPORATE BONDS & NOTES 0.9%
Banco General S.A.
4.125% due 08/07/2027	$300	301
Banistmo S.A.
3.650% due 09/19/2022	700	702
Global Bank Corp.
4.500% due 10/20/2021	300	308

Total Panama (Cost $1,296)		1,311

PERU 1.6%

CORPORATE BONDS & NOTES 1.6%
Banco de Credito del Peru
4.250% due 04/01/2023	$750	800
Banco Internacional del Peru SAA
5.750% due 10/07/2020	250	275
Cerro del Aguila S.A.
4.125% due 08/16/2027	500	501
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	350	370
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	300	317

Total Peru (Cost $2,118)		2,263

QATAR 0.5%

CORPORATE BONDS & NOTES 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$264	274
5.838% due 09/30/2027	350	399

Total Qatar (Cost $667)		673

SAUDI ARABIA 1.1%

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
3.625% due 03/04/2028 (a)	$1,500	1,496

Total Saudi Arabia (Cost $1,482)		1,496

SINGAPORE 2.2%

CORPORATE BONDS & NOTES 2.2%
BOC Aviation Ltd.
3.000% due 03/30/2020	$700	709
Marble Pte. Ltd.
5.300% due 06/20/2022	200	204
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024	1,071	1,122
SingTel Group Treasury Pte. Ltd.
3.250% due 06/30/2025	300	307
United Overseas Bank Ltd.
3.750% (USSW5 + 1.995%) due 09/19/2024 ~	800	819

Total Singapore (Cost $3,098)		3,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 1.7%

CORPORATE BONDS & NOTES 1.7%
African Bank Ltd.
6.000% due 02/08/2020	$700	$691
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	100	106
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	308
Myriad International Holdings BV
5.500% due 07/21/2025	1,200	1,311

Total South Africa (Cost $2,222)		2,416

SOUTH KOREA 0.7%

CORPORATE BONDS & NOTES 0.7%
Shinhan Bank
3.875% due 03/24/2026	$400	405
Woori Bank
4.750% due 04/30/2024	600	625

Total South Korea (Cost $1,030)		1,030

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
African Export-Import Bank
4.750% due 07/29/2019	$500	517

Total Supranational (Cost $502)		517

SWEDEN 0.2%

CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022	$200	216

Total Sweden (Cost $206)		216

THAILAND 2.8%

CORPORATE BONDS & NOTES 2.8%
PTT Global Chemical PCL
4.250% due 09/19/2022	$500	530
PTT PCL
3.375% due 10/25/2022	600	612
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,200	2,239
Thai Oil PCL
3.625% due 01/23/2023	500	514

Total Thailand (Cost $3,844)		3,895

TURKEY 4.9%

CORPORATE BONDS & NOTES 4.9%
Akbank Turk A/S
5.125% due 03/31/2025	$500	496
Coca-Cola Icecek A/S
4.215% due 09/19/2024	300	304
Finansbank A/S
4.875% due 05/19/2022	700	700
KOC Holding A/S
5.250% due 03/15/2023	500	531
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	300	308
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	600	615
6.125% (USSW5 + 4.220%) due 05/24/2027 ~	600	602
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	400	394

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Turkiye Is Bankasi
5.000% due 04/30/2020	$700	$712
6.125% due 04/25/2024	200	205
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	200	204
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	403
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	699
5.750% due 02/24/2022	800	821

Total Turkey (Cost $6,870)		6,994

UKRAINE 0.6%

SOVEREIGN ISSUES 0.6%
Ukraine Government International Bond
7.375% due 09/25/2032	$400	390
7.750% due 09/01/2025	400	415

Total Ukraine (Cost $775)		805

UNITED ARAB EMIRATES 3.2%

CORPORATE BONDS & NOTES 3.2%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$900	915
Burgan Tier Financing Ltd.
7.250% (USSW5 + 5.325%) due 09/30/2019 ~(g)	300	308
DP World Ltd.
6.850% due 07/02/2037	950	1,176
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022	500	502
5.250% (USSW5 + 3.350%) due 06/17/2020 ~(g)	300	309
First Gulf Bank PJSC
2.625% due 02/24/2020	750	755
NBK Tier Financing Ltd.
5.750% (USSW6 + 4.119%) due 04/09/2021 ~(g)	600	628

Total United Arab Emirates (Cost $4,424)		4,593

UNITED KINGDOM 4.1%

CORPORATE BONDS & NOTES 4.1%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	3
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	300	304
Liquid Telecommunications Financing PLC
8.500% due 07/13/2022	1,000	1,058
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	1,700	1,738
Tullow Oil PLC
6.000% due 11/01/2020	270	269
6.250% due 04/15/2022	1,100	1,076
Vedanta Resources PLC
6.375% due 07/30/2022	1,300	1,355

Total United Kingdom (Cost $5,914)		5,803

UNITED STATES 14.1%

CORPORATE BONDS & NOTES 3.8%
Hyundai Capital America
3.000% due 03/18/2021	$600	602
Rio Oil Finance Trust
9.250% due 07/06/2024	314	328
9.750% due 01/06/2027	393	414
Southern Copper Corp.
5.250% due 11/08/2042	290	308
Stillwater Mining Co.
6.125% due 06/27/2022	2,200	2,239

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Terraform Global Operating LLC
9.750% due 08/15/2022	$1,300	$1,449

		5,340

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	1,000	982

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Notes
1.875% due 01/31/2022 (j)	7,100	7,102
2.000% due 08/31/2021	1,300	1,310
2.000% due 12/31/2021	1,500	1,509
2.000% due 11/15/2026 (j)	2,100	2,046
2.125% due 12/31/2022	1,600	1,611

		13,578

Total United States (Cost $19,625)		19,900

VIRGIN ISLANDS (BRITISH) 2.6%

CORPORATE BONDS & NOTES 2.6%
China Reinsurance Finance Corp. Ltd.
3.375% due 03/09/2022	$800	797
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,630	1,634

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hongkong Electric Finance Ltd.
2.875% due 05/03/2026		$250	$244
NWD MTN Ltd.
4.375% due 11/30/2022		200	210
5.250% due 02/26/2021		200	214
Studio City Finance Ltd.
8.500% due 12/01/2020		500	515

Total Virgin Islands (British) (Cost $3,598)			3,614

SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 0.2%
Afren PLC
15.000% due 04/25/2018 ^(c)(h)		$1,927	318

REPURCHASE AGREEMENTS (i) 1.0%
			1,458

NIGERIA TREASURY BILLS 0.2%
10.689% due 04/05/2018 - 08/09/2018 (e)(f)	NGN	141,400	349

Total Short-Term Instruments (Cost $3,711)			2,125

Total Investments in Securities (Cost $150,198)			148,650

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	139,454	$1,378

Total Short-Term Instruments (Cost $1,379)		1,378

Total Investments in Affiliates (Cost $1,379)		1,378

Total Investments 105.9% (Cost $151,577)		$150,028

Financial Derivative Instruments (k)(l) 0.0% (Cost or Premiums, net $(40))		49

Other Assets and Liabilities, net (5.9)%		(8,451)

Net Assets 100.0%		$141,626

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Weighted average yield to maturity,
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2018	04/30/2015	$1,905	$318	0.22%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/19/2014 - 06/29/2017	1,554	796	0.56

				$3,459	$1,114	0.78%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$1,458	U.S. Treasury Notes 2.625% due 08/15/2020	$(1,492)	$1,458	$1,458

Total Repurchase Agreements						$(1,492)	$1,458	$1,458

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.250%	09/18/2017	TBD	(3)	$(263)	$(263)

Total Reverse Repurchase Agreements						$(263)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	1.280%	09/25/2017	10/25/2017	$(2,013)	$(2,012)
TDM	1.220	08/16/2017	10/16/2017	(705)	(705)
	1.250	09/12/2017	10/12/2017	(3,039)	(3,037)
	1.260	09/21/2017	10/20/2017	(1,412)	(1,411)
	1.280	09/22/2017	10/06/2017	(888)	(888)

Total Sale-Buyback Transactions					$(8,053)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BRC	$0	$(263)	$0	$(263)	$289	$26
FICC	1,458	0	0	1,458	(1,492)	(34)

Master Securities Forward Transaction Agreement
BPG	0	0	(2,012)	(2,012)	2,001	(11)
TDM	0	0	(6,041)	(6,041)	5,978	(63)

Total Borrowings and Other Financing Transactions	$1,458	$(263)	$(8,053)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(263)	$(263)

Total	$0	$0	$0	$(263)	$(263)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(8,053)	0	0	(8,053)

Total	$0	$(8,053)	$0	$0	$(8,053)

Total Borrowings	$0	$(8,053)	$0	$(263)	$(8,316)

Payable for reverse repurchase agreements and sale-buyback transactions					$(8,316)

(j)	Securities with an aggregate market value of $8,268 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(2,755) at a weighted average interest rate of 0.863%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	20	$2,506	$(24)	$0	$(5)

Total Futures Contracts				$(24)	$0	$(5)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2022	$20,500	$(847)	$213	$(634)	$0	$(34)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	3,700	780	(134)	646	0	(7)

						$(67)	$79	$12	$0	$(41)

Total Swap Agreements						$(67)	$79	$12	$0	$(41)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(5)	$(41)	$(46)

Cash of $436 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$3,338	EUR	2,847	$27	$0
	11/2017	EUR	2,847		$3,343	0	(27)
GLM	10/2017	JPY	22,100		201	5	0
	11/2017		22,100		196	0	0
HUS	02/2018	ARS	5,989		320	0	(2)
	04/2018	NGN	56,386		150	0	(1)
JPM	10/2017	EUR	2,847		3,439	74	0
	08/2018	NGN	42,000		108	0	0
NGF	01/2018		$588	ARS	10,826	4	0
SCX	07/2018	NGN	34,924		$91	0	0
TOR	11/2017		$75	ARS	1,347	1	0

Total Forward Foreign Currency Contracts						$111	$(30)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Russia Government International Bond	(1.000)%	Quarterly	06/20/2022	1.280%	$1,400	$31	$(14)	$17	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Nigeria Government International Bond	1.000%	Quarterly	08/20/2018	2.168%	$350	$(4)	$1	$0	$(3)

Total Swap Agreements							$27	$(13)	$17	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$27	$0	$0	$27	$(27)	$0	$0	$(27)	$0	$0	$0
BRC	0	0	17	17	0	0	0	0	17	0	17
CBK	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
GLM	5	0	0	5	0	0	0	0	5	0	5
HUS	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
JPM	74	0	0	74	0	0	0	0	74	0	74
NGF	4	0	0	4	0	0	0	0	4	0	4
TOR	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$111	$0	$17	$128	$(30)	$0	$(3)	$(33)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$111	$0	$111
Swap Agreements	0	17	0	0	0	17

	$0	$17	$0	$111	$0	$128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	0	0	0	41	41

	$0	$0	$0	$0	$46	$46

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30	$0	$30
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$30	$0	$33

	$0	$3	$0	$30	$46	$79

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(42)	$(42)
Swap Agreements	0	50	0	0	(56)	(6)

	$0	$50	$0	$0	$(98)	$(48)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(288)	$0	$(288)
Swap Agreements	0	110	0	0	0	110

	$0	$110	$0	$(288)	$0	$(178)

	$0	$160	$0	$(288)	$(98)	$(226)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(14)	$(14)
Swap Agreements	0	(5)	0	0	77	72

	$0	$(5)	$0	$0	$63	$58

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$102	$0	$102
Swap Agreements	0	(80)	0	0	0	(80)

	$0	$(80)	$0	$102	$0	$22

	$0	$(85)	$0	$102	$63	$80

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,811	$0	$1,811
Sovereign Issues	0	871	0	871
Australia
Corporate Bonds & Notes	0	388	0	388
Austria
Corporate Bonds & Notes	0	1,443	0	1,443
Azerbaijan
Sovereign Issues	0	264	0	264
Bermuda
Corporate Bonds & Notes	0	5,890	0	5,890
Brazil
Corporate Bonds & Notes	0	7,356	0	7,356
Canada
Corporate Bonds & Notes	0	827	0	827
Cayman Islands
Corporate Bonds & Notes	0	11,416	0	11,416
Chile
Corporate Bonds & Notes	0	2,749	0	2,749
China
Corporate Bonds & Notes	0	2,867	0	2,867
Colombia
Common Stocks	283	0	0	283
Corporate Bonds & Notes	0	2,893	0	2,893
Curacao
Corporate Bonds & Notes	0	972	0	972
Germany
Corporate Bonds & Notes	0	1,049	0	1,049
Ghana
Sovereign Issues	0	668	0	668
Guatemala
Corporate Bonds & Notes	0	331	0	331
Hong Kong
Corporate Bonds & Notes	0	4,218	0	4,218
India
Corporate Bonds & Notes	0	1,887	0	1,887
Indonesia
Corporate Bonds & Notes	0	2,406	0	2,406
Ireland
Corporate Bonds & Notes	0	2,053	0	2,053
Israel
Corporate Bonds & Notes	0	1,228	0	1,228
Luxembourg
Corporate Bonds & Notes	0	11,245	0	11,245
Malaysia
Corporate Bonds & Notes	0	1,690	0	1,690
Mauritius
Corporate Bonds & Notes	0	3,600	0	3,600
Mexico
Corporate Bonds & Notes	589	3,532	40	4,161
Morocco
Corporate Bonds & Notes	0	1,211	0	1,211
Netherlands
Corporate Bonds & Notes	0	10,490	0	10,490
Loan Participations and Assignments	0	437	98	535
Nigeria
Corporate Bonds & Notes	0	1,036	0	1,036
Panama
Corporate Bonds & Notes	0	1,311	0	1,311

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Peru
Corporate Bonds & Notes	$0	$2,263	$0	$2,263
Qatar
Corporate Bonds & Notes	0	673	0	673
Saudi Arabia
Sovereign Issues	0	1,496	0	1,496
Singapore
Corporate Bonds & Notes	0	3,161	0	3,161
South Africa
Corporate Bonds & Notes	0	2,416	0	2,416
South Korea
Corporate Bonds & Notes	0	1,030	0	1,030
Supranational
Corporate Bonds & Notes	0	517	0	517
Sweden
Corporate Bonds & Notes	0	216	0	216
Thailand
Corporate Bonds & Notes	0	3,895	0	3,895
Turkey
Corporate Bonds & Notes	0	6,994	0	6,994
Ukraine
Sovereign Issues	0	805	0	805
United Arab Emirates
Corporate Bonds & Notes	0	4,593	0	4,593
United Kingdom
Corporate Bonds & Notes	0	5,803	0	5,803
United States
Corporate Bonds & Notes	0	5,340	0	5,340
Loan Participations and Assignments	0	0	982	982
U.S. Treasury Obligations	0	13,578	0	13,578
Virgin Islands (British)
Corporate Bonds & Notes	0	3,614	0	3,614
Short-Term Instruments
Certificates of Deposit	0	318	0	318
Repurchase Agreements	0	1,458	0	1,458
Nigeria Treasury Bills	0	349	0	349

	$872	$146,658	$1,120	$148,650

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,378	$0	$0	$1,378

Total Investments	$2,250	$146,658	$1,120	$150,028

Financial Derivative Instruments - Assets
Over the counter	$0	$128	$0	$128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(41)	0	(46)
Over the counter	0	(33)	0	(33)

	$(5)	$(74)	$0	$(79)

Total Financial Derivative Instruments	$(5)	$54	$0	$49

Totals	$2,245	$146,712	$1,120	$150,077

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Currency Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.1%

ARGENTINA 3.5%

SOVEREIGN ISSUES 3.5%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	317,082	$18,178
Argentina Government International Bond
6.250% due 04/22/2019		$4,850	5,117
21.200% due 09/19/2018	ARS	87,400	4,993
22.750% due 03/05/2018		179,226	10,332
26.250% (ARPP7DRR) due 06/21/2020 ~		1,708,640	104,533

Total Argentina (Cost $142,530)			143,153

AUSTRALIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Commonwealth Bank of Australia
1.721% (US0003M + 0.400%) due 09/18/2020 ~		$19,700	19,715

Total Australia (Cost $19,700)			19,715

BRAZIL 16.0%

CORPORATE BONDS & NOTES 2.8%
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,000	5,360
Braskem Finance Ltd.
7.250% due 06/05/2018		3,992	4,122
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	407
Caixa Economica Federal
2.375% due 11/06/2017		6,200	6,201
4.250% due 05/13/2019		400	409
4.500% due 10/03/2018		16,450	16,751
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,475	5,858
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	22,300
5.750% due 01/22/2021		500	533
Petrobras Global Finance BV
3.000% due 01/15/2019		5,360	5,374
4.201% (US0003M + 2.880%) due 03/17/2020 ~		5,500	5,665
4.875% due 03/17/2020		3,000	3,124
5.750% due 01/20/2020		3,000	3,169
6.125% due 01/17/2022		6,600	7,111
7.875% due 03/15/2019		500	537
8.375% due 05/23/2021		23,100	26,761

			113,682

SOVEREIGN ISSUES 13.2%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		22,020	22,713
6.500% due 06/10/2019		1,200	1,278
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	936,530	290,576
0.000% due 04/01/2018 (d)		264,700	80,812
0.000% due 07/01/2018 (d)		338,000	101,487
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		121,700	39,290

			536,156

Total Brazil (Cost $632,732)			649,838

CANADA 0.8%

CORPORATE BONDS & NOTES 0.8%
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		$30,100	30,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harvest Operations Corp.
2.125% due 05/14/2018	$2,600	$2,598

Total Canada (Cost $32,702)		32,954

CAYMAN ISLANDS 2.0%

CORPORATE BONDS & NOTES 2.0%
Alibaba Group Holding Ltd.
1.625% due 11/28/2017	$21,300	21,314
1.837% (US0003M + 0.520%) due 11/28/2017 ~	7,400	7,401
Baidu, Inc.
2.250% due 11/28/2017	800	801
3.250% due 08/06/2018	4,500	4,546
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	400	400
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)	2,889	2,842
KSA Sukuk Ltd.
2.894% due 04/20/2022	10,000	10,060
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	1,144	746
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(f)	3,019	1,102
6.750% due 10/01/2023 ^(b)(f)	1,158	420
Pemex Finance Ltd.
9.150% due 11/15/2018	2,813	2,926
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)	4,580	4,535
QNB Finance Ltd.
2.125% due 02/14/2018	3,000	3,000
2.716% (US0003M + 1.400%) due 05/20/2018 ~	9,200	9,221
2.750% due 10/31/2018	4,100	4,110
2.767% (US0003M + 1.450%) due 02/26/2018 ~	900	903
Want Want China Finance Ltd.
1.875% due 05/14/2018	5,400	5,390

Total Cayman Islands (Cost $80,504)		79,717

CHILE 0.4%

CORPORATE BONDS & NOTES 0.4%
Banco del Estado de Chile
2.000% due 11/09/2017	$16,500	16,503
Itau CorpBanca
3.875% due 09/22/2019	700	723

Total Chile (Cost $17,225)		17,226

CHINA 1.4%

CORPORATE BONDS & NOTES 1.4%
Agricultural Bank of China Ltd.
2.226% (US0003M + 0.910%) due 05/21/2018 ~	$25,700	25,741
CNPC General Capital Ltd.
2.212% (US0003M + 0.895%) due 11/25/2017 ~	1,500	1,501
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019	5,300	5,287
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017	700	700
Sinopec Capital Ltd.
1.875% due 04/24/2018	4,584	4,581
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	3,300	3,265
2.125% due 05/03/2019	11,400	11,380
2.250% due 09/13/2020	1,300	1,297
2.500% due 10/17/2018	1,400	1,405

		55,157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%
China Government International Bond
2.480% due 12/01/2020	CNY	5,000	$723

Total China (Cost $55,913)			55,880

COLOMBIA 0.4%

CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
4.250% due 09/18/2018		$10,800	11,043
7.625% due 07/23/2019		5,135	5,644

			16,687

SOVEREIGN ISSUES 0.0%
Bogota Distrio Capital
9.750% due 07/26/2028	COP	60,000	22
Colombia Government International Bond
7.375% due 03/18/2019		$700	757
Colombian TES
7.000% due 05/04/2022	COP	1,816,000	644

			1,423

Total Colombia (Cost $18,369)			18,110

CROATIA 0.5%

SOVEREIGN ISSUES 0.5%
Croatia Government International Bond
6.750% due 11/05/2019		$18,335	19,887

Total Croatia (Cost $19,534)			19,887

CZECH REPUBLIC 4.6%

SOVEREIGN ISSUES 4.6%
Czech Republic Government International Bond
0.000% due 11/09/2017 (d)	CZK	250,000	11,390
0.070% (PRIB06M - 0.300%) due 12/09/2020 ~		2,500,000	116,614
0.850% due 03/17/2018		755,300	34,556
4.600% due 08/18/2018		511,400	24,286

Total Czech Republic (Cost $165,708)			186,846

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
mFinance France S.A.
2.000% due 11/26/2021	EUR	100	126

Total France (Cost $115)			126

GERMANY 0.7%

CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		$9,300	9,334
2.754% (US0003M + 1.450%) due 01/18/2019 ~		400	405
4.250% due 10/14/2021		19,100	20,030

Total Germany (Cost $28,819)			29,769

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
AIA Group Ltd.
1.750% due 03/13/2018		$18,800	18,758
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		4,600	4,604
3.125% due 01/20/2020		1,400	1,412
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,910

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNOOC Finance Ltd.
1.750% due 05/09/2018		$950	$949
CNPC General Capital Ltd.
1.950% due 04/16/2018		850	850
2.750% due 05/14/2019		1,400	1,410

Total Hong Kong (Cost $29,905)			29,893

INDIA 1.1%

CORPORATE BONDS & NOTES 1.1%
HDFC Bank Ltd.
3.000% due 03/06/2018		$3,250	3,263
ICICI Bank Ltd.
4.800% due 05/22/2019		3,200	3,325
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		9,150	9,157
State Bank of India
2.252% (US0003M + 0.950%) due 04/06/2020 ~		27,330	27,364
3.250% due 04/18/2018		2,000	2,016

			45,125

SOVEREIGN ISSUES 0.0%
Export-Import Bank of India
2.750% due 04/01/2020		700	704

Total India (Cost $45,801)			45,829

INDONESIA 1.1%

CORPORATE BONDS & NOTES 0.6%
Majapahit Holding BV
7.750% due 01/20/2020		$1,250	1,397
8.000% due 08/07/2019		19,620	21,657

			23,054

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.875% due 01/17/2018		3,700	3,756
11.625% due 03/04/2019		13,600	15,464

			19,220

Total Indonesia (Cost $41,875)			42,274

IRELAND 0.2%

CORPORATE BONDS & NOTES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$7,800	8,208
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	1,700	2,030

Total Ireland (Cost $10,019)			10,238

JAPAN 0.3%

CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.976% (US0003M + 0.670%) due 10/19/2018 ~		$13,450	13,514

Total Japan (Cost $13,450)			13,514

KAZAKHSTAN 1.7%

CORPORATE BONDS & NOTES 1.7%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$22,950	24,043
Samruk-Energy JSC
3.750% due 12/20/2017		43,900	43,948

Total Kazakhstan (Cost $67,748)			67,991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 3.5%

CORPORATE BONDS & NOTES 3.5%
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		$700	$711
5.338% due 09/25/2020	GBP	11,600	16,774
5.999% due 01/23/2021		$2,280	2,465
8.146% due 04/11/2018		32,000	33,012
9.250% due 04/23/2019		22,125	24,206
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (a)		200	154
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		13,810	13,905
7.750% due 05/29/2018		9,700	10,029
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		11,900	12,380
5.717% due 06/16/2021		5,000	5,416
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,510	5,570
6.700% due 10/25/2017		16,430	16,488

Total Luxembourg (Cost $139,806)			141,110

MALAYSIA 1.4%

CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd.
5.250% due 08/12/2019		$13,900	14,681

SOVEREIGN ISSUES 1.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	401
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	21,260	5,040
3.314% due 10/31/2017		76,000	18,002
3.678% due 11/23/2017		62,100	14,721
4.240% due 02/07/2018		10,738	2,554

			40,718

Total Malaysia (Cost $55,724)			55,399

MEXICO 0.9%

CORPORATE BONDS & NOTES 0.9%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	12,497
6.450% due 12/05/2022		140,400	7,411
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$630	0
Petroleos Mexicanos
3.324% (US0003M + 2.020%) due 07/18/2018 ~		14,200	14,374
5.500% due 02/04/2019		400	418

Total Mexico (Cost $43,568)			34,700

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond
4.125% due 01/05/2018		$2,300	2,314

Total Mongolia (Cost $2,310)			2,314

NETHERLANDS 1.9%

ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	350	416

CORPORATE BONDS & NOTES 1.3%
ABN AMRO Bank NV
1.944% (US0003M + 0.640%) due 01/18/2019 ~		$19,600	19,697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Bank NV
2.453% (US0003M + 1.130%) due 03/22/2019 ~		$24,500	$24,801
Petrobras Global Finance BV
8.375% due 12/10/2018		9,600	10,263
Waha Aerospace BV
3.925% due 07/28/2020		156	160

			54,921

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		13,600	13,268
Petroleum Netherlands BV
3.432% (LIBOR03M + 2.030%) due 04/25/2019 ~		9,766	9,528

			22,796

Total Netherlands (Cost $77,697)			78,133

NIGERIA 0.2%

SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond
5.125% due 07/12/2018		$8,900	9,032

Total Nigeria (Cost $9,010)			9,032

PERU 0.3%

CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,765

SOVEREIGN ISSUES 0.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024	PEN	13,000	4,167

Total Peru (Cost $10,678)			10,932

QATAR 0.0%

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
5.250% due 01/20/2020		$1,200	1,275

Total Qatar (Cost $1,266)			1,275

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	61

Total Russia (Cost $114)			61

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
4.875% due 02/25/2020		$5,000	5,235
5.250% due 11/21/2017		4,000	4,019

Total Serbia (Cost $9,146)			9,254

SINGAPORE 0.6%

CORPORATE BONDS & NOTES 0.6%
DBS Group Holdings Ltd.
1.807% (US0003M + 0.490%) due 06/08/2020 ~		$25,000	25,090

Total Singapore (Cost $25,000)			25,090

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.2%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020 (h)		$7,560	$7,964

Total South Africa (Cost $7,846)			7,964

SOUTH KOREA 0.3%

CORPORATE BONDS & NOTES 0.2%
KEB Hana Bank
2.000% due 04/02/2018		$698	697
3.500% due 10/25/2017		5,506	5,516
SK Broadband Co. Ltd.
2.875% due 10/29/2018		950	955

			7,168

SOVEREIGN ISSUES 0.1%
Korea Expressway Corp.
1.875% due 10/22/2017		400	400
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		700	705
Korea Resources Corp.
2.125% due 05/02/2018		2,330	2,332

			3,437

Total South Korea (Cost $10,604)			10,605

SRI LANKA 1.0%

SOVEREIGN ISSUES 1.0%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$27,187	27,871
6.000% due 01/14/2019		13,660	14,122

Total Sri Lanka (Cost $41,796)			41,993

TANZANIA 0.2%

SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
7.452% (US0006M + 6.000%) due 03/09/2020 ~		$7,944	8,327

Total Tanzania (Cost $8,141)			8,327

THAILAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Bangkok Bank PCL
2.750% due 03/27/2018		$650	652

Total Thailand (Cost $652)			652

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	124

Total Tunisia (Cost $114)			124

TURKEY 2.1%

CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S
2.803% due 03/26/2018		$400	400
4.557% due 10/10/2018		200	204

			604

SOVEREIGN ISSUES 2.1%
Export Credit Bank of Turkey
5.875% due 04/24/2019		68,500	71,084

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Turkey Government International Bond
6.750% due 04/03/2018	$800	$818
7.000% due 03/11/2019	2,000	2,121
7.500% due 11/07/2019	11,360	12,394

		86,417

Total Turkey (Cost $86,149)		87,021

UKRAINE 0.3%

SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2019	$6,300	6,654
7.750% due 09/01/2022	6,500	6,908

Total Ukraine (Cost $13,360)		13,562

UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$5,934	6,157

Total United Arab Emirates (Cost $6,169)		6,157

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
British Telecommunications PLC
2.350% due 02/14/2019	$200	201

Total United Kingdom (Cost $201)		201

UNITED STATES 8.3%

ASSET-BACKED SECURITIES 0.9%
AFC Home Equity Loan Trust
2.017% (LIBOR01M + 0.780%) due 02/25/2029 ~	$149	138
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~	539	489
Bear Stearns Asset-Backed Securities Trust
3.296% due 07/25/2036 ~	119	114
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	127	102
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 03/25/2047 ~	456	432
1.987% (US0001M + 0.750%) due 11/25/2035 ~	4,490	4,456
Credit-Based Asset Servicing and Securitization LLC
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~	44	29
Educational Funding Co. LLC
1.564% (US0003M + 0.250%) due 10/25/2029 ~	1,366	1,344
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	33	21
GSAA Trust
1.537% (US0001M + 0.300%) due 05/25/2047 ~	312	266
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	116	63
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~	46	21
HSI Asset Securitization Corp. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	1,696	1,292
JPMorgan Mortgage Acquisition Trust
1.347% (US0001M + 0.110%) due 08/25/2036 ~	2,975	1,928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
6.160% due 01/25/2036		$3,344	$2,767
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 01/25/2037 ~		211	86
1.457% (US0001M + 0.220%) due 11/25/2036 ~		1,662	1,210
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.765%) due 01/25/2035 ~		189	182
Morgan Stanley Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 02/25/2037 ~		294	168
5.988% due 11/25/2036		1,388	670
New Century Home Equity Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~		396	343
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 04/25/2037 ~		423	340
1.457% (US0001M + 0.220%) due 05/25/2037 ~		732	544
RAAC Trust
1.584% (US0001M + 0.350%) due 02/25/2046 ~		13,239	12,812
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~		297	113
1.317% (US0001M + 0.080%) due 11/25/2036 ^~		217	81
1.527% (US0001M + 0.290%) due 12/25/2035 ~		1,310	1,289
Soundview Home Loan Trust
1.387% (US0001M + 0.150%) due 03/25/2037 ~		1,216	1,180
1.587% (US0001M + 0.350%) due 03/25/2036 ~		1,800	1,715
2.137% (US0001M + 0.900%) due 10/25/2037 ~		707	596
VOLT LLC
3.125% due 09/25/2047		1,000	1,001
Wells Fargo Home Equity Asset-Backed Securities Trust
1.557% (US0001M + 0.320%) due 03/25/2037 ~		1,500	1,196

			36,988

CORPORATE BONDS & NOTES 5.0%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,322
Ally Financial, Inc.
3.250% due 02/13/2018		600	605
3.250% due 11/05/2018		100	101
3.600% due 05/21/2018		3,500	3,531
4.750% due 09/10/2018		300	307
American Honda Finance Corp.
1.457% (US0003M + 0.150%) due 01/22/2019 ~		23,700	23,730
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		9,800	9,850
Bank of America Corp.
4.382% (MXUDI) due 10/21/2025 ~	MXN	35,000	2,383
6.875% due 04/25/2018		$9,900	10,186
Bank of America N.A.
1.750% due 06/05/2018		10,000	10,012
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		4,200	4,209
Caterpillar Financial Services Corp.
1.607% (US0003M + 0.290%) due 09/04/2020 ~		24,700	24,751
D.R. Horton, Inc.
4.375% due 09/15/2022		300	320

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell International LLC
3.480% due 06/01/2019	$400	$408
DISH DBS Corp.
4.250% due 04/01/2018	1,700	1,717
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	5,000	5,020
Duke Energy Progress LLC
1.497% (US0003M + 0.180%) due 09/08/2020 ~	16,600	16,617
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~	9,200	9,236
International Lease Finance Corp.
6.250% due 05/15/2019	1,300	1,382
8.250% due 12/15/2020	600	703
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~	15,100	15,174
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	11,300	11,308
Navient Corp.
5.875% due 03/25/2021	200	211
8.450% due 06/15/2018	1,200	1,254
OneMain Financial Holdings LLC
6.750% due 12/15/2019	100	104
QVC, Inc.
3.125% due 04/01/2019	800	808
Rio Oil Finance Trust
9.250% due 07/06/2024	1,377	1,438
9.750% due 01/06/2027	1,338	1,405
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	6,000	6,012
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	3,900	3,928
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	16,600	16,742
Sprint Communications, Inc.
9.000% due 11/15/2018	111	119
Time Warner Cable LLC
8.750% due 02/14/2019	2,400	2,608
Tyson Foods, Inc.
1.768% (US0003M + 0.450%) due 05/30/2019 ~	1,700	1,703
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	400	400

		202,604

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +	8,000	7,860

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
American Home Mortgage Investment Trust
1.637% (US0001M + 0.400%) due 03/25/2046 ~	3,304	3,116
Banc of America Mortgage Trust
3.769% due 07/25/2034 ~	116	119
BCAP LLC Trust
2.903% due 05/26/2037 ~	6,127	5,168
Chase Mortgage Finance Trust
5.500% due 11/25/2035	638	625
CitiMortgage Alternative Loan Trust
1.887% (US0001M + 0.650%) due 10/25/2036 ~	2,218	1,824
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 09/25/2047 ~	1,637	1,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.587% (US0001M + 0.350%) due 05/25/2036 ^~	$2,204	$1,295
3.288% due 10/25/2035 ^~	55	48
Countrywide Home Loan Mortgage Pass-Through Trust
3.178% due 02/20/2036 ^~	131	115
3.483% due 04/20/2035 ~	525	523
Credit Suisse First Boston Mortgage Securities Corp.
3.090% due 06/25/2033 ~	531	526
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2036 ~	303	263
HarborView Mortgage Loan Trust
2.889% (12MTA + 2.000%) due 10/19/2035 ~	536	449
IndyMac Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2037 ~	844	752
1.877% (US0001M + 0.640%) due 07/25/2045 ~	461	446
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	874	844
Structured Adjustable Rate Mortgage Loan Trust
3.432% due 07/25/2034 ~	1,192	1,193
Structured Asset Mortgage Investments Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	2,668	2,494
1.637% (US0001M + 0.400%) due 04/19/2035 ~	1,223	1,194
Suntrust Adjustable Rate Mortgage Loan Trust
3.735% due 10/25/2037 ~	3,197	3,035
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	998	910
WaMu Mortgage Pass-Through Certificates Trust
1.607% (US0001M + 0.370%) due 05/25/2034 ~	349	320
3.251% due 03/25/2037 ~	222	220
Wells Fargo Mortgage-Backed Securities Trust
3.577% due 10/25/2036 ~	2,221	2,179

		29,249

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
2.030% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	229	234
2.771% (US0012M + 1.308%) due 11/01/2035 ~	18	19
3.038% (US0006M + 1.538%) due 09/01/2035 ~	56	60
3.385% (US0012M + 1.830%) due 09/01/2035 ~	25	26
3.412% (US0012M + 1.912%) due 11/01/2035 ~	81	86
3.519% (US0012M + 1.769%) due 08/01/2035 ~	18	18
3.528% (US0012M + 1.778%) due 10/01/2035 ~	13	14
Freddie Mac
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	125	123
3.481% (US0012M + 1.731%) due 08/01/2035 ~	8	8
5.000% due 10/01/2033 - 12/01/2041	1,059	1,167

		1,755

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)(l)	64,700	60,156

Total United States (Cost $339,637)		338,612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 1.4%

CORPORATE BONDS & NOTES 1.4%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$12,250	$12,280
Rosneft Finance S.A.
7.875% due 03/13/2018		45,541	46,659

Total Virgin Islands (British) (Cost $58,835)			58,939

SHORT-TERM INSTRUMENTS 23.2%

CERTIFICATES OF DEPOSIT 1.1%
Afren PLC
15.000% due 04/25/2018 ^(b)(f)		$13,145	2,169
Barclays Bank PLC
1.781% due 03/16/2018		24,700	24,724
China Everbright Bank
1.000% due 11/16/2017	CNY	40,000	5,975
Industrial Bank Co. Ltd.
1.000% due 11/16/2017		40,000	5,976
Shanghai Pudong Development Bank
1.000% due 11/15/2017		40,000	5,976

			44,820

COMMERCIAL PAPER 3.9%
AutoNation, Inc.
1.700% due 10/02/2017		$22,200	22,197
Boston Scientific Corp.
1.600% due 10/12/2017		6,000	5,997
Canadian Natural Resources Ltd.
1.630% due 11/24/2017		4,750	4,738
Enbridge Energy Partners LP
2.250% due 12/11/2017		29,450	29,350
2.250% due 12/14/2017		7,600	7,573
Energy Transfer Partners
2.200% due 10/16/2017		4,000	3,997
Entergy Corp.
1.600% due 11/29/2017		2,000	1,994
HP, Inc.
1.800% due 03/26/2018		21,800	21,656
Kansas City Southern
1.700% due 10/06/2017		3,000	2,999
Mattel, Inc.
1.720% due 10/10/2017		2,000	1,999
1.720% due 10/12/2017		3,000	2,999
1.720% due 10/16/2017		3,000	2,998
ONEOK, Inc.
1.870% due 10/02/2017		2,000	2,000
1.900% due 10/03/2017		5,000	4,999
1.900% due 10/11/2017		5,000	4,997
Plains All American Pipeline LP
2.450% due 10/12/2017		5,000	4,998
2.450% due 10/23/2017		5,000	4,995
Spectra Energy Partners LP
1.450% due 10/05/2017		2,000	2,000
Viacom, Inc.
1.780% due 11/02/2017		19,750	19,724
WPP CP Finance PLC
1.650% due 01/12/2018		3,000	2,986
1.700% due 02/08/2018		2,000	1,988

			157,184

REPURCHASE AGREEMENTS (g) 0.1%
			5,060

ARGENTINA TREASURY BILLS 3.0%
2.661% due 10/13/2017 - 03/16/2018 (c)(d)		121,084	120,408

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT TREASURY BILLS 1.6%
18.889% due 10/24/2017 - 04/10/2018 (c)(d)	EGP	1,199,800	$65,225

ITALY TREASURY BILLS 5.4%
(0.394)% due 10/31/2017 - 11/30/2017 (c)(d)	EUR	184,643	218,343

JAPAN TREASURY BILLS 7.1%
(0.182)% due 11/20/2017 - 03/20/2018 (c)(d)	JPY	32,650,000	290,286

MEXICO TREASURY BILLS 0.3%
6.996% due 01/04/2018 (d)(e)	MXN	199,400	10,745

U.S. TREASURY BILLS 0.7%
1.109% due 01/04/2018 - 02/22/2018 (c)(d)(l)		$29,132	29,006

Total Short-Term Instruments (Cost $947,739)			941,077

Total Investments in Securities (Cost $3,318,211)			3,345,494

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 19.7%

SHORT-TERM INSTRUMENTS 19.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.7%
PIMCO Short-Term Floating NAV Portfolio III	81,182,532	$802,489

Total Short-Term Instruments (Cost $802,536)		802,489

Total Investments in Affiliates (Cost $802,536)		802,489

Total Investments 101.8% (Cost $4,120,747)		$4,147,983

Financial Derivative Instruments (i)(k) (1.1)% (Cost or Premiums, net $(6,334))		(46,020)

Other Assets and Liabilities, net (0.7)%		(29,074)

Net Assets 100.0%		$4,072,889

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2018	04/30/2015	$ 12,993	$2,169	0.05%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	06/25/2015 - 09/21/2015	1,470	1,102	0.03
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 09/22/2015	785	420	0.01

				$ 15,248	$3,691	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$5,060	U.S. Treasury Notes 1.750% due 05/31/2022	$(5,164)	$5,060	$5,060

Total Repurchase Agreements						$(5,164)	$5,060	$5,060

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	(0.250)%	06/20/2017	TBD	(3)	$(3,628)	$(3,625)

Total Reverse Repurchase Agreements						$(3,625)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.4)%
U.S. Government Agencies (0.4)%
Freddie Mac, TBA	5.000%	10/01/2047	$ 13,000	$(14,151)	$(14,125)
Freddie Mac, TBA	6.000	10/01/2047	2,000	(2,247)	(2,250)

Total Short Sales (0.4)%				$(16,398)	$(16,375)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$5,060	$0	$0	$5,060	$(5,164)	$(104)
JML	0	(3,625)	0	(3,625)	3,582	(43)

Total Borrowings and Other Financing Transactions	$5,060	$(3,625)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(3,625)	$(3,625)

Total Borrowings	$0	$0	$0	$(3,625)	$(3,625)

Payable for reverse repurchase agreements transactions					$(3,625)

(h)	Securities with an aggregate market value of $3,582 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(3,817) at a weighted average interest rate of (0.268)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	3,085	$7,713	$289	$174

Total Purchased Options					$289	$174

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	3,085	$7,713	$(349)	$(58)

Total Written Options					$(349)	$(58)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	217	$27,193	$(287)	$0	$(51)

Total Futures Contracts				$(287)	$0	$(51)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(5)
									Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2017	0.070%	EUR 2,000	$14	$(8)	$6	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	1,200	8	(5)	3	0	0

						$22	$(13)	$9	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	13.000%	Maturity	01/02/2018	BRL	441,200	$632	$(2,288)	$(1,656)	$0	$(3)
Pay	1-Year BRL-CDI	13.730	Maturity	01/02/2018		21,200	(45)	(138)	(183)	0	0
Receive	1-Year BRL-CDI	15.500	Maturity	01/02/2018		62,200	(744)	(447)	(1,191)	0	(1)
Pay	1-Year BRL-CDI	9.250	Maturity	07/02/2018		151,800	1	645	646	3	0
Receive	1-Year BRL-CDI	8.340	Maturity	01/02/2019		341,400	(312)	(807)	(1,119)	0	(17)
Receive	1-Year BRL-CDI	12.440	Maturity	01/02/2019		189,000	1,629	1,614	3,243	11	0
Pay	1-Year BRL-CDI	15.960	Maturity	01/02/2019		18,900	405	353	758	2	0
Receive	1-Year BRL-CDI	9.710	Maturity	07/01/2019		138,200	1	(1,298)	(1,297)	0	(13)
Receive	1-Year BRL-CDI	9.560	Maturity	01/02/2020		182,800	3	(1,573)	(1,570)	0	(26)
Pay	1-Year BRL-CDI	9.820	Maturity	07/01/2020		161,300	(3)	1,540	1,537	28	0
Pay	1-Year BRL-CDI	9.240	Maturity	01/04/2021		81,400	76	278	354	22	0
Pay	1-Year BRL-CDI	9.980	Maturity	01/04/2021		143,800	(31)	1,463	1,432	38	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		101,500	551	1,519	2,070	26	0
Pay	1-Year BRL-CDI	12.055	Maturity	01/04/2021		28,900	(5)	590	585	7	0
Pay	1-Year BRL-CDI	12.230	Maturity	01/04/2021		23,300	0	529	529	6	0
Pay	1-Year BRL-CDI	12.850	Maturity	01/04/2021		49,180	484	1,107	1,591	12	0
Receive	1-Year BRL-CDI	10.135	Maturity	07/01/2021		132,100	40	(1,393)	(1,353)	0	(24)
Pay	1-Year BRL-CDI	9.750	Maturity	01/02/2025		10,400	1	20	21	5	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/02/2025		16,400	(17)	48	31	7	0
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		99,200	152	590	742	44	0
Receive	1-Year BRL-CDI	11.260	Maturity	01/02/2025		135,800	(559)	(2,086)	(2,645)	0	(70)
Pay	1-Year BRL-CDI	11.680	Maturity	01/02/2025		21,700	12	507	519	12	0
Pay	1-Year BRL-CDI	12.285	Maturity	01/02/2025		100,600	1,047	1,702	2,749	56	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		45,900	0	(9)	(9)	37	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/16/2017	$	480,600	(2,291)	249	(2,042)	0	(7)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	01/11/2018		1,221,800	446	1,127	1,573	0	(25)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		50,200	527	(99)	428	0	(90)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		13,900	629	(67)	562	26	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,900	(1,434)	(942)	(2,376)	0	(81)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,200	(52)	62	10	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,100	(171)	304	133	0	(4)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		10,500	(470)	86	(384)	0	(17)
Receive(4)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028	ZAR	22,100	(2)	(21)	(23)	7	0
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021	MXN	484,200	(760)	1,251	491	39	0

							$(260)	$4,416	$4,156	$388	$(380)

Total Swap Agreements							$(238)	$4,403	$4,165	$388	$(380)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$174	$0	$388	$562	$ (58)	$ (51)	$ (390)	$ (499)

(j)	Securities with an aggregate market value of $9,386 and cash of $5,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(10) for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	CLP	153,802		$232	$0	$(8)
	10/2017		$21,220	EUR	18,101	174	0
	10/2017		35,327	ILS	123,047	0	(513)
	11/2017	EUR	18,101		$21,254	0	(173)
	12/2017		$4,356	INR	284,773	0	(30)
	12/2017		38,943	RUB	2,278,068	179	0
	03/2018		1,173	EGP	21,656	0	(3)
BPS	10/2017	BRL	256,215		$80,293	0	(605)
	10/2017	CLP	8,812,951		13,785	16	0
	10/2017		$80,876	BRL	256,215	22	0
	10/2017		25,470	CLP	17,158,175	1,336	0
	11/2017		79,971	BRL	256,215	576	0
	12/2017		30,135	CNH	198,680	0	(337)
	01/2018	BRL	147,300		$40,798	0	(5,147)
	02/2018		$13,742	CLP	8,812,951	0	(14)
BRC	11/2017	MYR	20,130		$4,811	47	0
	12/2017		$26,253	MXN	479,050	0	(251)
CBK	10/2017	BRL	193,203		$60,986	0	(16)
	10/2017		$61,005	BRL	193,203	0	(3)
	10/2017		79,397	ZAR	1,040,453	0	(2,573)
	11/2017	JPY	10,880,000		$99,461	2,565	0
	11/2017		$35,872	COP	108,620,758	975	0
	11/2017		202,618	PLN	728,321	0	(3,030)
	11/2017		171,553	TRY	624,746	1,560	0
	12/2017	HUF	2,748,012		$10,737	289	0
	12/2017		$69,950	CNH	493,634	4,086	0
	12/2017		77,877	MXN	1,414,823	0	(1,082)
	02/2018	JPY	9,900,000		$90,958	2,364	0
DUB	10/2017	ILS	1,237		347	0	(3)
	10/2017		$3,060	RUB	177,095	2	0
	11/2017		7,765	PEN	25,401	4	0
	12/2017		8,815	CNY	60,514	254	0
	01/2018	BRL	346,068		$96,141	0	(11,794)
	01/2018		$14,323	BRL	58,888	4,017	0

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018		$1,322	EGP	24,787	$0	$0
FBF	10/2017		3,418	IDR	46,228,450	11	0
	12/2017	CNH	11,481		$1,662	0	(60)
	12/2017		$3,273	CNY	22,467	94	0
	12/2017		9,855	INR	645,972	0	(42)
	01/2018	BRL	43,850		$8,770	0	(4,886)
GLM	10/2017	CAD	637		510	0	0
	10/2017	CHF	484		505	5	0
	10/2017	CLP	29,233,769		45,817	144	0
	10/2017	EUR	101,943		112,025	0	(8,641)
	10/2017	GBP	12,906		17,034	0	(260)
	10/2017		$7,731	IDR	104,778,460	41	0
	10/2017		13,375	PEN	43,686	0	(1)
	10/2017		10,341	RON	40,286	26	0
	10/2017		89,229	RUB	5,229,917	1,181	0
	11/2017	JPY	90,500		$805	0	0
	11/2017	MYR	57,322		13,674	110	0
	12/2017		$320,741	CNY	2,215,712	11,321	0
	12/2017		43,952	CZK	954,498	0	(376)
	12/2017		20,150	HUF	5,202,560	0	(369)
	12/2017		338,951	INR	22,323,292	154	0
	01/2018	BRL	420,000		$112,194	0	(18,808)
	01/2018	MXN	199,400		9,737	0	(1,054)
	02/2018		$45,674	CLP	29,233,768	0	(136)
HUS	10/2017	BRL	178,317		$56,287	0	(15)
	10/2017	CLP	216,500		333	0	(5)
	10/2017	IDR	27,492,280		2,037	3	(6)
	10/2017		$56,314	BRL	178,317	0	(12)
	10/2017		14,107	RUB	816,566	9	0
	11/2017		64,483	PLN	232,384	0	(801)
	12/2017	CNH	21,091		$2,893	0	(271)
	12/2017	CNY	6,870		1,000	0	(30)
	12/2017		$1,537	CNH	10,374	18	0
	12/2017		11,678	CZK	253,982	0	(83)
	12/2017		2,626	EGP	47,298	0	(2)
	12/2017		63,227	RUB	3,712,125	523	0
	01/2018		2,250	EGP	40,860	0	(1)
	02/2018	ARS	669		$36	0	0
	05/2018		$1,724	EGP	32,584	13	0
	08/2018	CZK	119,700		$4,933	0	(619)
IND	10/2017		$14,432	ILS	50,293	0	(203)
	11/2017	PLN	38,237		$10,723	245	0
JPM	10/2017	BRL	256,600		80,168	0	(852)
	10/2017	EUR	87		103	1	0
	10/2017		$82,729	BRL	256,600	1	(1,711)
	10/2017		42,915	EUR	36,028	0	(333)
	10/2017		17,280	GBP	12,906	14	0
	10/2017		427	IDR	5,787,131	2	0
	10/2017		11,131	RUB	661,153	298	0
	11/2017	CNY	120,000		$18,305	300	0
	11/2017	GBP	12,906		17,298	0	(13)
	12/2017	INR	129,555		1,983	15	0
	03/2018	JPY	11,870,000		109,250	2,825	0
	04/2018	BRL	258,200		81,380	1,698	0
	07/2018		295,000		85,248	0	(4,801)
	08/2018	CZK	391,700		16,569	0	(1,598)
MSB	10/2017	BRL	6,500		2,052	0	(1)
	10/2017	EUR	54,042		65,131	1,259	0
	10/2017		$2,099	BRL	6,500	0	(47)
	10/2017		3,537	IDR	47,820,240	10	0
	10/2017		9,365	PEN	30,557	0	(12)
	11/2017	CZK	250,000		$10,087	0	(1,307)
	11/2017	MYR	93,770		22,387	193	0
	12/2017	CNH	183,920		25,428	0	(2,156)
	12/2017		$198,847	THB	6,576,854	0	(1,521)
	02/2018		8,896	EGP	163,792	42	(4)
	04/2018	BRL	6,500		$2,050	44	0
NAB	12/2017		$54	MXN	982	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
NGF	10/2017	BRL	115,305		$36,512	$105	$0
	10/2017		$36,397	BRL	115,305	10	0
	11/2017		36,369		115,305	0	(121)
	01/2018	ARS	922		$50	0	0
RBC	10/2017	CLP	668,921		1,000	0	(45)
	10/2017	JPY	24,700		224	4	0
	11/2017	EUR	82,700		99,362	1,319	0
RYL	10/2017	CLP	1,223,898		1,846	0	(66)
SCX	10/2017	JPY	65,800		607	23	0
	10/2017	RUB	583,322		9,974	0	(110)
	12/2017	CNY	15,289		2,248	0	(43)
	12/2017		$7,928	MXN	144,782	0	(70)
	12/2017		300,293	SGD	410,200	2,317	0
SOG	10/2017		13,031	ILS	45,426	0	(178)
	10/2017		267	RON	1,046	2	0
	12/2017	CNH	59,483		$9,087	166	0
	12/2017	MXN	526,794		29,170	576	0
	12/2017		$71,235	CNY	486,582	1,895	(207)
	12/2017		26,331	MXN	479,050	0	(329)
	12/2017		102,757	RUB	6,000,000	283	0
	12/2017		176,542	TWD	5,325,383	0	(758)
	03/2018	CZK	767,130		$31,420	0	(3,867)
TOR	10/2017		$12,664	CLP	8,502,697	620	0
UAG	10/2017		21,728		14,648,969	1,159	0
	11/2017	MYR	7,012		$1,679	19	0
	11/2017		$9,157	MYR	38,284	0	(99)
	12/2017	CNH	566,044		$77,732	0	(7,163)
	12/2017	HKD	14,220		1,822	0	(2)
	12/2017		$168,660	IDR	2,266,111,628	0	(1,388)
	12/2017		390,259	KRW	443,350,288	0	(2,860)
	12/2017		255,776	MXN	4,668,049	0	(2,403)
	12/2017		151,484	MYR	646,157	1,398	0
	12/2017		55,228	PHP	2,846,727	481	0
	02/2018	MYR	10,845		$2,584	22	0
	03/2018		21,325		5,085	50	0

Total Forward Foreign Currency Contracts						$49,515	$(96,328)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	12/18/2017	$	3,200	$2	$3

Total Purchased Options								$2	$3

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.207	10/16/2017	$	2,452	$(13)	$(14)
	Call - OTC USD versus BRL		4.000	12/11/2017		22,400	(883)	(7)
	Call - OTC USD versus BRL		6.300	01/11/2018		48,705	(2,681)	(1)
	Call - OTC USD versus BRL		5.500	03/01/2018		24,484	(1,677)	(4)
GLM	Call - OTC USD versus TRY	TRY	3.590	10/20/2017		7,200	(35)	(68)
JPM	Call - OTC USD versus BRL	BRL	4.000	12/11/2017		13,900	(552)	(4)

							$(5,841)	$(98)

Total Written Options							$(5,841)	$(98)

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2017	0.184%	$	3,100	$(14)	$21	$7	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414		1,300	(2)	15	13	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2017	0.357		9,400	(125)	142	17	0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.240		2,800	21	(5)	16	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414		4,400	19	27	46	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2018	1.460		10,400	(49)	18	0	(31)
	South Africa Government International Bond	1.000	Quarterly	12/20/2017	0.357		7,100	(108)	121	13	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414		11,100	(27)	142	115	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		3,800	(18)	64	46	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		1,700	(9)	29	20	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.310		7,000	19	124	143	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2017	0.184		6,500	(39)	53	14	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414		4,100	20	23	43	0
	Russia Government International Bond	1.000	Quarterly	12/20/2017	0.196		7,200	(120)	136	16	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		29,500	68	18	86	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.240		25,000	208	(62)	146	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		1,700	(7)	27	20	0
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		7,900	(34)	129	95	0

								$(197)	$1,022	$856	$(31)

Total Swap Agreements								$(197)	$1,022	$856	$(31)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$353	$0	$37	$390	$(727)	$0	$0	$(727)	$(337)	$856	$519
BPS	1,950	0	16	1,966	(6,103)	0	0	(6,103)	(4,137)	3,643	(494)
BRC	47	0	59	106	(251)	0	(31)	(282)	(176)	0	(176)
CBK	11,839	3	0	11,842	(6,704)	0	0	(6,704)	5,138	(4,179)	959
DUB	4,277	0	161	4,438	(11,797)	0	0	(11,797)	(7,359)	7,061	(298)
FBF	105	0	20	125	(4,988)	(26)	0	(5,014)	(4,889)	4,816	(73)
GLM	12,982	0	0	12,982	(29,645)	(68)	0	(29,713)	(16,731)	18,136	1,405
GST	0	0	216	216	0	0	0	0	216	(270)	(54)
HUS	566	0	252	818	(1,845)	0	0	(1,845)	(1,027)	2,205	1,178
IND	245	0	0	245	(203)	0	0	(203)	42	27	69
JPM	5,154	0	0	5,154	(9,308)	(4)	0	(9,312)	(4,158)	6,742	2,584
MSB	1,548	0	0	1,548	(5,048)	0	0	(5,048)	(3,500)	3,798	298
NGF	115	0	0	115	(121)	0	0	(121)	(6)	0	(6)
RBC	1,323	0	0	1,323	(45)	0	0	(45)	1,278	(1,800)	(522)
RYL	0	0	0	0	(66)	0	0	(66)	(66)	0	(66)
SCX	2,340	0	0	2,340	(223)	0	0	(223)	2,117	(1,751)	366
SOG	2,922	0	0	2,922	(5,339)	0	0	(5,339)	(2,417)	3,064	647
TOR	620	0	0	620	0	0	0	0	620	(883)	(263)
UAG	3,129	0	95	3,224	(13,915)	0	0	(13,915)	(10,691)	10,887	196

Total Over the Counter	$49,515	$3	$856	$50,374	$(96,328)	$(98)	$(31)	$(96,457)

(l)	Securities with an aggregate market value of $61,235 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$174	$174
Swap Agreements	0	0	0	0	388	388

	$0	$0	$0	$0	$562	$562

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,515	$0	$49,515
Purchased Options	0	0	0	0	3	3
Swap Agreements	0	856	0	0	0	856

	$0	$856	$0	$49,515	$3	$50,374

	$0	$856	$0	$49,515	$565	$50,936

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$58	$58
Futures	0	0	0	0	51	51
Swap Agreements	0	0	0	0	390	390

	$0	$0	$0	$0	$499	$499

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$96,328	$0	$96,328
Written Options	0	0	0	98	0	98
Swap Agreements	0	31	0	0	0	31

	$0	$31	$0	$96,426	$0	$96,457

	$0	$31	$0	$96,426	$499	$96,956

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$692	$692
Swap Agreements	0	18	0	0	(290)	(272)

	$0	$18	$0	$0	$402	$420

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$160,724	$0	$160,724
Purchased Options	0	0	0	35	0	35
Written Options	0	0	0	3,167	0	3,167
Swap Agreements	0	509	0	0	(682)	(173)

	$0	$509	$0	$163,926	$(682)	$163,753

	$0	$527	$0	$163,926	$(280)	$164,173

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(116)	$(116)
Written Options	0	0	0	0	291	291
Futures	0	0	0	0	(422)	(422)
Swap Agreements	0	(13)	0	0	(1,202)	(1,215)

	$0	$(13)	$0	$0	$(1,449)	$(1,462)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(114,756)	$0	$(114,756)
Purchased Options	0	0	0	0	(5)	(5)
Written Options	0	0	0	16	0	16
Swap Agreements	0	61	0	0	0	61

	$0	$61	$0	$(114,740)	$(5)	$(114,684)

	$0	$48	$0	$(114,740)	$(1,454)	$(116,146)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$143,153	$0	$143,153
Australia
Corporate Bonds & Notes	0	19,715	0	19,715
Brazil
Corporate Bonds & Notes	0	113,682	0	113,682
Sovereign Issues	0	536,156	0	536,156
Canada
Corporate Bonds & Notes	0	32,954	0	32,954
Cayman Islands
Corporate Bonds & Notes	0	79,717	0	79,717
Chile
Corporate Bonds & Notes	0	17,226	0	17,226
China
Corporate Bonds & Notes	0	55,157	0	55,157
Sovereign Issues	0	723	0	723
Colombia
Corporate Bonds & Notes	0	16,687	0	16,687
Sovereign Issues	0	1,423	0	1,423
Croatia
Sovereign Issues	0	19,887	0	19,887
Czech Republic
Sovereign Issues	0	186,846	0	186,846
France
Corporate Bonds & Notes	0	126	0	126
Germany
Corporate Bonds & Notes	0	29,769	0	29,769
Hong Kong
Corporate Bonds & Notes	0	29,893	0	29,893
India
Corporate Bonds & Notes	0	45,125	0	45,125
Sovereign Issues	0	704	0	704
Indonesia
Corporate Bonds & Notes	0	23,054	0	23,054
Sovereign Issues	0	19,220	0	19,220
Ireland
Corporate Bonds & Notes	0	10,238	0	10,238
Japan
Corporate Bonds & Notes	0	13,514	0	13,514
Kazakhstan
Corporate Bonds & Notes	0	67,991	0	67,991
Luxembourg
Corporate Bonds & Notes	0	141,110	0	141,110

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Malaysia
Corporate Bonds & Notes	$0	$14,681	$0	$14,681
Sovereign Issues	0	40,718	0	40,718
Mexico
Corporate Bonds & Notes	0	34,700	0	34,700
Mongolia
Sovereign Issues	0	2,314	0	2,314
Netherlands
Asset-Backed Securities	0	416	0	416
Corporate Bonds & Notes	0	54,921	0	54,921
Loan Participations and Assignments	0	9,528	13,268	22,796
Nigeria
Sovereign Issues	0	9,032	0	9,032
Peru
Corporate Bonds & Notes	0	6,765	0	6,765
Sovereign Issues	0	4,167	0	4,167
Qatar
Sovereign Issues	0	1,275	0	1,275
Russia
Sovereign Issues	0	61	0	61
Serbia
Sovereign Issues	0	9,254	0	9,254
Singapore
Corporate Bonds & Notes	0	25,090	0	25,090
South Africa
Corporate Bonds & Notes	0	7,964	0	7,964
South Korea
Corporate Bonds & Notes	0	7,168	0	7,168
Sovereign Issues	0	3,437	0	3,437
Sri Lanka
Sovereign Issues	0	41,993	0	41,993
Tanzania
Sovereign Issues	0	8,327	0	8,327
Thailand
Corporate Bonds & Notes	0	652	0	652
Tunisia
Sovereign Issues	0	124	0	124
Turkey
Corporate Bonds & Notes	0	604	0	604
Sovereign Issues	0	86,417	0	86,417
Ukraine
Sovereign Issues	0	13,562	0	13,562
United Arab Emirates
Corporate Bonds & Notes	0	6,157	0	6,157

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
United Kingdom
Corporate Bonds & Notes	$0	$201	$0	$201
United States
Asset-Backed Securities	0	36,988	0	36,988
Corporate Bonds & Notes	0	202,604	0	202,604
Loan Participations and Assignments	0	0	7,860	7,860
Non-Agency Mortgage-Backed Securities	0	29,249	0	29,249
U.S. Government Agencies	0	1,755	0	1,755
U.S. Treasury Obligations	0	60,156	0	60,156
Virgin Islands (British)
Corporate Bonds & Notes	0	58,939	0	58,939
Short-Term Instruments
Certificates of Deposit	0	44,820	0	44,820
Commercial Paper	0	157,184	0	157,184
Repurchase Agreements	0	5,060	0	5,060
Argentina Treasury Bills	0	120,408	0	120,408
Egypt Treasury Bills	0	65,225	0	65,225
Italy Treasury Bills	0	218,343	0	218,343
Japan Treasury Bills	0	290,286	0	290,286
Mexico Treasury Bills	0	10,745	0	10,745
U.S. Treasury Bills	0	29,006	0	29,006

	$0	$3,324,366	$21,128	$3,345,494

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$802,489	$0	$0	$802,489

Total Investments	$802,489	$3,324,366	$21,128	$4,147,983

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,375)	$0	$(16,375)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	562	0	0	562
Over the counter	0	50,374	0	50,374

	$562	$50,374	$0	$50,936

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(489)	0	0	(489)
Over the counter	0	(96,457)	0	(96,457)

	$(489)	$(96,457)	$0	$(96,946)

Total Financial Derivative Instruments	$73	$(46,083)	$0	$(46,010)

Totals	$802,562	$3,261,908	$21,128	$4,085,598

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund

September 30, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$575

Total Short-Term Instruments (Cost $575)		575

Total Investments in Securities (Cost $575)		575

	SHARES
INVESTMENTS IN AFFILIATES 100.0%

UNITED STATES 99.1%

MUTUAL FUNDS (a) 99.1%
PIMCO Emerging Local Bond Fund	27,542,466	210,424
PIMCO Emerging Markets Bond Fund	9,314,394	99,478
PIMCO Emerging Markets Corporate Bond Fund	7,501,158	81,012

Total United States (Cost $389,805)		390,914

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	329,767	$3,260

Total Short-Term Instruments (Cost $3,260)		3,260

Total Investments in Affiliates (Cost $393,065)		394,174

Total Investments 100.1% (Cost $393,640)		$394,749

Other Assets and Liabilities, net (0.1)%		(258)

Net Assets 100.0%		$394,491

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$575	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(589)	$575	$575

Total Repurchase Agreements						$(589)	$575	$575

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$575	$0	$0	$575	$(589)	$(14)

Total Borrowings and Other Financing Transactions	$575	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$575	$0	$575

	$0	$575	$0	$575

Investments in Affiliates, at Value
United States
Mutual Funds	390,914	0	0	390,914

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,260	$0	$0	$3,260

	$394,174	$0	$0	$394,174

Total Investments	$394,174	$575	$0	$394,749

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.4%

AUSTRALIA 0.3%

CORPORATE BONDS & NOTES 0.1%
National Australia Bank Ltd.
2.250% due 03/16/2021		$1,400	$1,401

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma SE
2.500% (BBSW1M + 0.900%) due 05/13/2045 ~	AUD	2,418	1,897

Total Australia (Cost $3,686)			3,298

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$3,600	3,666

Total Belgium (Cost $3,653)			3,666

BRAZIL 1.7%

CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,685
5.999% due 01/27/2028		5,020	5,026
7.250% due 03/17/2044		1,000	1,045
7.375% due 01/17/2027		800	882

			8,638

SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	14,300	4,437
0.000% due 04/01/2018 (e)		25,000	7,632

			12,069

Total Brazil (Cost $20,393)			20,707

CANADA 5.5%

CORPORATE BONDS & NOTES 0.2%
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		$900	908
2.900% due 07/15/2022		1,400	1,409

			2,317

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	1,423	1,139
1.572% due 07/01/2020		3,580	2,879
1.572% due 08/01/2020		1,274	1,024

			5,042

SOVEREIGN ISSUES 4.9%
Canada Government International Bond
1.500% due 12/01/2044 (f)		1,241	1,158
Canada Housing Trust
2.900% due 06/15/2024		1,700	1,415
3.150% due 09/15/2023		2,700	2,278
Province of Alberta
1.250% due 06/01/2020 (j)		6,300	4,967
2.350% due 06/01/2025 (j)		6,500	5,097
Province of British Columbia
2.300% due 06/18/2026		7,700	5,996
Province of Ontario
2.500% due 04/27/2026		$4,200	4,137
2.600% due 06/02/2025	CAD	16,700	13,361
3.150% due 06/02/2022		25,100	20,976

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.500% due 09/01/2026	CAD	200	$158
5.000% due 12/01/2038		3,200	3,250

			62,793

Total Canada (Cost $74,019)			70,152

CAYMAN ISLANDS 4.2%

ASSET-BACKED SECURITIES 4.1%
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~		$2,800	2,811
Bowman Park CLO Ltd.
2.494% (US0003M + 1.180%) due 11/23/2025 ~		2,800	2,816
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(b)		3,200	3,200
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~		4,000	4,013
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~		5,600	5,611
2.554% (US0003M + 1.250%) due 07/18/2026 ~		2,800	2,813
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		2,800	2,814
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~		5,600	5,611
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~		5,500	5,515
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~		2,800	2,804
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~		3,100	3,110
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		5,700	5,710
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		1,337	1,339
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~		4,300	4,317

			52,484

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		1,200	1,207

Total Cayman Islands (Cost $53,537)			53,691

DENMARK 12.9%

CORPORATE BONDS & NOTES 12.3%
BRFkredit A/S
2.000% due 10/01/2047	DKK	9,500	1,515
4.000% due 01/01/2018		205,200	32,957
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		20,400	3,240
2.000% due 10/01/2047		36,731	5,840
2.000% due 10/01/2050		19,000	2,991
2.500% due 10/01/2037		1,810	305
2.500% due 10/01/2047		2,315	382
2.500% due 10/01/2050		4,000	644
Nykredit Realkredit A/S
1.000% due 10/01/2017		130,400	20,711
2.000% due 10/01/2017		20,500	3,256
2.000% due 10/01/2037		17,145	2,822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 10/01/2047	DKK	120,402	$19,136
2.500% due 10/01/2037		32,588	5,468
2.500% due 10/01/2047		75,148	12,383
2.500% due 10/01/2050		10,200	1,650
Realkredit Danmark A/S
2.000% due 01/01/2018		78,800	12,588
2.000% due 10/01/2037		12,744	2,099
2.000% due 10/01/2047		130,488	20,739
2.500% due 10/01/2037		2,918	490
2.500% due 10/01/2047		45,624	7,529

			156,745

SOVEREIGN ISSUES 0.6%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	7,976

Total Denmark (Cost $154,091)			164,721

FRANCE 5.0%

CORPORATE BONDS & NOTES 1.4%
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$1,300	1,369
Dexia Credit Local S.A.
1.875% due 09/15/2021		6,400	6,279
2.250% due 02/18/2020		6,000	6,013
2.375% due 09/20/2022		1,700	1,696
SFR Group S.A.
7.375% due 05/01/2026		2,200	2,379

			17,736

SOVEREIGN ISSUES 3.6%
France Government International Bond
1.250% due 05/25/2036 (j)	EUR	15,700	17,939
2.000% due 05/25/2048 (j)		15,800	19,378
3.250% due 05/25/2045 (j)		5,000	7,877

			45,194

Total France (Cost $57,727)			62,930

GERMANY 0.5%

CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
4.250% due 10/14/2021		$5,600	5,873

Total Germany (Cost $5,605)			5,873

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,243

Total Guernsey, Channel Islands (Cost $1,197)			1,243

IRELAND 0.6%

ASSET-BACKED SECURITIES 0.4%
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	4,500	5,328

CORPORATE BONDS & NOTES 0.2%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$1,700	1,697
2.400% due 09/23/2021		500	499
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		700	699

			2,895

Total Ireland (Cost $7,701)			8,223

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 2.9%

CORPORATE BONDS & NOTES 0.2%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	1,500	$2,058

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		814	961
Giovecca Mortgages SRL
0.268% (EUR003M + 0.600%) due 04/23/2048 ~		86	102

			1,063

SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (f)(j)		4,500	5,349
2.450% due 09/01/2033 (j)		14,100	16,167
2.700% due 03/01/2047 (j)		300	317
2.800% due 03/01/2067 (j)		3,000	3,001
3.250% due 09/01/2046 (j)		100	119
3.450% due 03/01/2048 (j)		6,900	8,309

			33,262

Total Italy (Cost $34,998)			36,383

JAPAN 13.3%

CORPORATE BONDS & NOTES 0.8%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,861
2.362% due 05/28/2021		800	796
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		1,200	1,220
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,215
2.601% due 09/11/2022		1,100	1,091
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,241

			10,424

SOVEREIGN ISSUES 12.5%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,899
Japan Bank for International Cooperation
2.000% due 11/04/2021		3,800	3,763
2.375% due 07/21/2022		2,000	2,009
2.500% due 06/01/2022		500	505
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		8,500	8,411
Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	8,695
1.400% due 09/20/2034		12,540,000	129,351
1.600% due 03/20/2033		2,000	21
Tokyo Metropolitan Government
2.500% due 06/08/2022		$2,800	2,815

			159,469

Total Japan (Cost $156,223)			169,893

KUWAIT 0.8%

SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$2,300	2,329
3.500% due 03/20/2027		7,200	7,416

Total Kuwait (Cost $9,420)			9,745

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.6%

SOVEREIGN ISSUES 0.6%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	9,500	$2,250
3.678% due 11/23/2017		19,900	4,718

Total Malaysia (Cost $6,996)			6,968

NETHERLANDS 1.5%

ASSET-BACKED SECURITIES 0.0%
Chapel BV
0.331% (EUR003M + 0.660%) due 11/17/2064 ~	EUR	220	258
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~		237	281

			539

CORPORATE BONDS & NOTES 1.5%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,556
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$4,050	4,093
6.875% due 03/19/2020	EUR	1,300	1,789
ING Bank NV
2.625% due 12/05/2022		$6,050	6,132
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		200	204
ING Groep NV
2.483% (US0003M + 1.150%) due 03/29/2022 ~		1,800	1,833
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	1,200	1,698
Vonovia Finance BV
5.000% due 10/02/2023		$500	533

			18,838

Total Netherlands (Cost $18,739)			19,377

NORWAY 0.8%

CORPORATE BONDS & NOTES 0.7%
DNB Bank ASA
2.375% due 06/02/2021		$1,400	1,395
DNB Boligkreditt A/S
2.500% due 03/28/2022		2,800	2,822
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,465

			8,682

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,603

Total Norway (Cost $11,333)			10,285

PERU 0.2%

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	7,900	2,995

Total Peru (Cost $2,987)			2,995

POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,477
3.250% due 07/25/2025		300	83

Total Poland (Cost $4,213)			4,560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PORTUGAL 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	4,400	$1,618
4.750% due 01/15/2018 ^(c)		1,500	552

Total Portugal (Cost $6,670)			2,170

QATAR 0.1%

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		$300	319
4.625% due 06/02/2046		1,200	1,261

Total Qatar (Cost $1,487)			1,580

SAUDI ARABIA 1.2%

SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	11,060
2.875% due 03/04/2023 (b)		1,300	1,296
3.250% due 10/26/2026		1,000	991
3.625% due 03/04/2028 (b)		2,500	2,493

Total Saudi Arabia (Cost $15,859)			15,840

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$300	298
3.500% due 09/18/2027		600	596

Total Singapore (Cost $898)			894

SLOVENIA 0.9%

SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,800	1,854
5.250% due 02/18/2024		8,650	9,939

Total Slovenia (Cost $10,804)			11,793

SPAIN 3.3%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(g)	EUR	1,000	1,235
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(g)		900	1,128

			2,363

SOVEREIGN ISSUES 3.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,322
4.900% due 09/15/2021		1,400	1,739
4.950% due 02/11/2020		3,300	4,106
Autonomous Community of Madrid
4.688% due 03/12/2020		1,000	1,317
Spain Government International Bond
0.750% due 07/30/2021 (j)		1,100	1,335
1.450% due 10/31/2027 (j)		5,400	6,288
1.500% due 04/30/2027 (j)		17,300	20,450
2.900% due 10/31/2046 (j)		2,800	3,349

			39,906

Total Spain (Cost $40,971)			42,269

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 0.9%

CORPORATE BONDS & NOTES 0.9%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	$1,564
4.625% due 03/06/2019	NZD	13,000	9,696

Total Supranational (Cost $12,231)			11,260

SWEDEN 6.4%

CORPORATE BONDS & NOTES 6.4%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	74,100	9,184
2.250% due 09/21/2022		46,300	6,091
Nordea Hypotek AB
1.000% due 04/08/2022		64,100	8,001
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		48,500	6,191
Stadshypotek AB
1.500% due 12/15/2021		69,000	8,808
2.500% due 09/18/2019		72,000	9,288
2.500% due 04/05/2022		$2,200	2,215
4.500% due 09/21/2022	SEK	47,000	6,823
Svenska Handelsbanken AB
2.485% (US0003M + 1.150%) due 03/30/2021 ~		$3,900	3,992
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	74,000	9,322
2.000% due 06/17/2026		15,000	1,901
Swedbank Hypotek AB
1.000% due 09/15/2021		11,700	1,467
1.000% due 06/15/2022		26,900	3,352
3.750% due 12/20/2017		40,700	5,048

Total Sweden (Cost $77,851)			81,683

SWITZERLAND 2.0%

CORPORATE BONDS & NOTES 1.8%
Credit Suisse AG
3.000% due 10/29/2021		$1,200	1,232
6.500% due 08/08/2023		3,800	4,304
Credit Suisse Group AG
2.997% due 12/14/2023 ~		3,100	3,093
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		3,500	3,515
2.200% due 06/08/2020		2,400	2,406
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	290	380
5.125% due 05/15/2024		$1,263	1,351
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		3,100	3,102
4.125% due 04/15/2026		3,100	3,258

			22,641

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	1,400	2,163

Total Switzerland (Cost $24,247)			24,804

UNITED KINGDOM 10.4%

CORPORATE BONDS & NOTES 5.4%
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	5,063
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		5,338	5,505
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(g)	EUR	6,485	8,067
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(g)	GBP	1,700	2,349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(g)		$3,934	$4,164
British Telecommunications PLC
9.125% due 12/15/2030		1,200	1,819
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	1,100	1,652
Frontier Finance PLC
8.000% due 03/23/2022		2,400	3,369
HSBC Holdings PLC
3.557% (US0003M + 2.240%) due 03/08/2021 ~		$1,300	1,369
5.100% due 04/05/2021		2,300	2,503
6.500% due 05/20/2024	GBP	1,800	3,063
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)		1,700	2,377
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)		3,180	4,778
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(g)		400	643
Nationwide Building Society
10.250% ~(g)		7	1,501
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$1,300	1,297
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	3,351
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$1,200	1,218
3.125% due 01/08/2021		1,200	1,223
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(g)	GBP	1,000	1,457
Severn Trent Utilities Finance PLC
6.250% due 06/07/2029		500	935
Tesco PLC
5.000% due 03/24/2023		600	887
6.125% due 02/24/2022		1,900	2,903
Tesco Property Finance PLC
5.411% due 07/13/2044		832	1,215
5.744% due 04/13/2040		488	734
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	553
5.000% due 04/15/2027		1,300	1,798
Virgin Money PLC
2.250% due 04/21/2020		2,200	3,004

			68,797

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Business Mortgage Finance PLC
2.280% (BP0003M + 2.000%) due 02/15/2041 ~		2,363	3,103
EuroMASTR PLC
0.527% (BP0003M + 0.200%) due 06/15/2040 ~		335	429
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		2,370	3,095
Paragon Mortgages PLC
0.640% (BP0003M + 0.360%) due 05/15/2041 ~		470	616
Preferred Residential Securities PLC
1.077% (BP0003M + 0.750%) due 12/15/2042 ~		795	988
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		4,357	5,861
RMAC Securities PLC
1.460% (US0003M + 0.150%) due 06/12/2044 ~		$277	265
Southern Pacific Financing PLC
0.887% (BP0003M + 0.600%) due 12/10/2042 ~	GBP	456	568
Towd Point Mortgage Funding PLC
1.482% due 02/20/2054		4,079	5,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	739	$958
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		171	218
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		134	169
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		143	179

			21,958

SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
3.250% due 01/22/2044 (j)		4,200	7,128
3.500% due 01/22/2045 (j)		3,200	5,695
4.250% due 12/07/2040 (j)		13,100	25,192
4.750% due 12/07/2030 (j)		200	369
4.750% due 12/07/2038 (j)		2,100	4,219

			42,603

Total United Kingdom (Cost $127,836)			133,358

UNITED STATES 31.8%

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp. Home Equity Loan Trust
1.707% (US0001M + 0.470%) due 10/25/2035 ~		$2,000	1,982
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		7	7
1.937% (US0001M + 0.700%) due 10/25/2031 ~		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.057% (US0001M + 0.820%) due 02/25/2034 ~		336	324
Asset-Backed Pass-Through Certificates
2.107% (US0001M + 0.870%) due 07/25/2034 ~		642	637
Bear Stearns Asset-Backed Securities Trust
1.637% (US0001M + 0.400%) due 09/25/2046 ~		1,152	1,105
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~		36	35
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~		995	800
1.307% (US0001M + 0.070%) due 05/25/2037 ~		115	86
Countrywide Asset-Backed Certificates
1.577% (US0001M + 0.340%) due 12/25/2036 ^~		86	48
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~		8	7
2.212% (US0001M + 0.975%) due 06/25/2035 ~		51	51
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~		2	2
Credit-Based Asset Servicing and Securitization LLC
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~		194	128
Home Equity Asset Trust
1.837% (US0001M + 0.600%) due 11/25/2032 ~		1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		414	141
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~		665	561
Merrill Lynch Mortgage Investors Trust
1.317% (US0001M + 0.080%) due 09/25/2037 ~		197	72

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.357% (US0001M + 0.120%) due 02/25/2037 ~	$47	$21
1.737% (US0001M + 0.500%) due 06/25/2036 ~	474	478
Morgan Stanley ABS Capital, Inc. Trust
1.287% (US0001M + 0.050%) due 07/25/2036 ~	109	73
2.182% (US0001M + 0.945%) due 06/25/2034 ~	947	950
Morgan Stanley Home Equity Loan Trust
1.587% (US0001M + 0.350%) due 04/25/2037 ~	1,578	1,011
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	490	268
5.919% due 09/25/2046 ^	1,819	924
Navient Private Education Loan Trust
1.934% (US0001M + 0.700%) due 09/16/2024 ~	1,023	1,024
OneMain Financial Issuance Trust
2.470% due 09/18/2024	843	845
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 04/25/2037 ~	1,987	1,598
People’s Choice Home Loan Securities Trust
2.587% (US0001M + 1.350%) due 01/25/2035 ~	1,955	1,929
Popular ABS Mortgage Pass-Through Trust
1.547% (US0001M + 0.310%) due 06/25/2047 ^~	1,769	1,413
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~	327	322
Residential Asset Mortgage Products Trust
2.002% (US0001M + 0.765%) due 06/25/2035 ~	842	844
Residential Asset Securities Corp. Trust
1.737% (US0001M + 0.500%) due 07/25/2032 ^~	20	19
Securitized Asset-Backed Receivables LLC Trust
1.287% (US0001M + 0.050%) due 12/25/2036 ~	39	23
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	33	13
1.367% (US0001M + 0.130%) due 05/25/2037 ^~	524	411
SG Mortgage Securities Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~	1,800	1,454
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	35	15
1.367% (US0001M + 0.130%) due 12/25/2036 ~	541	541
1.487% (US0001M + 0.250%) due 08/25/2037 ~	3,000	2,504
Structured Asset Investment Loan Trust
1.597% (US0001M + 0.360%) due 10/25/2035 ~	384	385
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~	208	204
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 11/25/2033 ~	71	70
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	53	29

		23,357

CORPORATE BONDS & NOTES 6.6%
AbbVie, Inc.
2.300% due 05/14/2021	1,800	1,798
3.200% due 11/06/2022	800	821

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		$800	$802
American International Group, Inc.
3.900% due 04/01/2026		4,200	4,367
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,200	1,245
AT&T, Inc.
1.800% due 09/04/2026	EUR	2,500	3,000
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$3,100	3,141
3.400% due 08/14/2024		900	902
3.900% due 08/14/2027		3,700	3,712
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	339
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~		4,700	4,705
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		900	902
3.222% due 08/15/2024		1,200	1,204
4.390% due 08/15/2037		1,300	1,329
Brixmor Operating Partnership LP
4.125% due 06/15/2026		2,700	2,726
Charter Communications Operating LLC
4.464% due 07/23/2022		600	634
4.908% due 07/23/2025		2,200	2,355
6.384% due 10/23/2035		4,200	4,924
Citigroup, Inc.
2.247% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,425
2.650% due 10/26/2020		1,700	1,718
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~		500	502
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,119
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	710
1.700% due 06/30/2022	GBP	500	667
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$800	890
JPMorgan Chase & Co.
2.550% due 03/01/2021		2,900	2,930
Kimco Realty Corp.
3.300% due 02/01/2025		1,200	1,201
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~		2,800	2,806
5.000% due 02/15/2021		600	644
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570) due 02/10/2021 ~		1,600	1,602
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		14,600	953
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		3,800	3,748
Navient Corp.
3.683% (CPI YOY + 2.050%) due 01/16/2018 ~		16	394
Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,195	1,204
OneMain Financial Holdings LLC
6.750% due 12/15/2019		400	416
Pricoa Global Funding
2.200% due 06/03/2021		2,500	2,494
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	759
6.250% due 03/15/2022		200	225
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		800	802
Southern Co.
2.950% due 07/01/2023		2,900	2,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	$300	$294
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	600	605
Tesla, Inc.
5.300% due 08/15/2025	500	490
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,507
Verizon Communications, Inc.
5.250% due 03/16/2037	3,000	3,299
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~	2,800	2,850
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,628
3.550% due 04/01/2025	1,500	1,517

		84,223

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
2.750% due 01/31/2025 ~	2,300	2,233
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	2,500	2,515
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	900	884

		5,632

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	903
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	370
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	137
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	571

		1,981

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~	190	178
4.085% due 07/25/2035 ~	267	264
Ally Financial, Inc.
2.500% due 12/15/2017 +(h)	5,000	4,995
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	1,195	1,059
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~	238	238
Banc of America Funding Trust
3.597% due 01/20/2047 ^~	201	191
3.654% due 11/20/2034 ~	755	739
4.273% due 10/20/2046 ^~	920	736
5.500% due 09/25/2035	1,036	1,097
5.750% due 11/25/2035	521	540
6.000% due 08/25/2036 ^	230	226
Banc of America Mortgage Trust
3.596% due 09/25/2035 ^~	216	213
3.648% due 07/25/2035 ~	94	88
BCAP LLC Trust
1.570% (US0001M + 0.740%) due 01/26/2047 ~	813	743
3.329% due 02/26/2036 ~	168	169
5.250% due 02/26/2036 ~	1,152	987
5.250% due 08/26/2037 ~	776	800

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	$139	$139
2.979% due 02/25/2033 ~	5	5
3.190% due 05/25/2033 ~	62	63
3.201% due 05/25/2034 ~	99	93
3.372% due 02/25/2036 ^~	423	418
3.386% due 10/25/2035 ~	3	3
3.455% due 10/25/2033 ~	118	120
3.546% due 11/25/2034 ~	966	836
3.576% due 02/25/2034 ~	19	20
3.662% due 05/25/2034 ~	309	301
Bear Stearns ALT-A Trust
3.392% due 11/25/2035 ^~	67	59
3.437% due 11/25/2036 ^~	535	489
3.475% due 11/25/2036 ^~	1,743	1,503
3.685% due 08/25/2036 ^~	1,572	1,237
4.242% due 08/25/2036 ^~	86	66
Bear Stearns Asset-Backed Securities Trust
1.487% (US0001M + 0.250%) due 08/25/2020 ^~	222	152
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	150	134
Bella Vista Mortgage Trust
1.736% (LIBOR01M + 0.500%) due 05/20/2045 ~	36	27
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	168	154
3.582% due 02/25/2037 ~	507	512
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	123	119
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	470	477
3.450% due 08/25/2035 ~	283	284
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.340% due 09/25/2035 ^~	2,018	1,861
CitiMortgage Alternative Loan Trust
1.837% (US0001M + 0.600%) due 02/25/2037 ~	6,359	5,261
5.750% due 07/25/2022	272	272
Commercial Mortgage Trust
0.630% due 03/10/2046 ~(a)	12,000	335
1.799% due 01/10/2046 ~(a)	16,970	827
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 02/25/2047 ~	464	448
1.407% (US0001M + 0.170%) due 05/25/2047 ~	414	375
1.437% (US0001M + 0.200%) due 06/25/2037 ~	1,214	1,161
1.446% (US0001M + 0.210%) due 03/20/2046 ~	72	62
1.447% (US0001M + 0.210%) due 05/25/2035 ~	1,248	1,181
1.447% (US0001M + 0.210%) due 07/25/2046 ^~	63	55
1.447% (US0001M + 0.210%) due 07/25/2046 ~	1,014	979
1.487% (US0001M + 0.250%) due 09/25/2046 ^~	1,657	973
1.497% (US0001M + 0.260%) due 07/25/2046 ^~	887	489
1.516% (US0001M + 0.280%) due 09/20/2046 ~	1,331	706
1.517% (US0001M + 0.280%) due 12/25/2035 ~	38	36
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	630	341
1.637% (US0001M + 0.400%) due 06/25/2036 ^~	396	262
2.258% (12MTA + 1.500%) due 11/25/2035 ~	521	508
2.289% (12MTA + 1.400%) due 08/25/2035 ~	393	403
2.798% (12MTA + 2.040%) due 11/25/2035 ~	371	366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/25/2035 ^	$235	$223
6.250% due 08/25/2037 ^	558	496
6.500% due 08/25/2032	259	271
Countrywide Home Loan Mortgage Pass-Through Trust
1.577% (US0001M + 0.340%) due 03/25/2036 ~	323	91
1.677% (US0001M + 0.440%) due 05/25/2035 ~	378	328
1.817% (US0001M + 0.580%) due 04/25/2035 ~	65	60
1.877% (US0001M + 0.640%) due 03/25/2035 ~	1,253	1,114
1.897% (US0001M + 0.660%) due 02/25/2035 ~	196	189
1.917% (US0001M + 0.680%) due 02/25/2035 ~	86	84
3.165% due 11/25/2034 ~	51	50
3.220% due 11/20/2034 ~	575	573
3.252% due 04/20/2036 ^~	255	236
3.268% due 01/20/2035 ~	88	89
3.391% due 09/25/2047 ^~	893	842
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	560	501
3.489% due 08/25/2034 ^~	85	81
3.504% due 08/25/2034 ^~	38	37
3.636% due 11/19/2033 ~	7	7
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	711	422
Credit Suisse First Boston Mortgage Securities Corp.
2.387% (US0001M + 1.150%) due 03/25/2034 ^~	38	38
6.000% due 12/25/2035	320	316
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	14	14
DBUBS Mortgage Trust
0.300% due 11/10/2046 ~(a)	15,100	143
0.747% due 11/10/2046 ~(a)	11,614	197
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	574	516
Deutsche ALT-B Securities, Inc.
1.337% (US0001M + 0.100%) due 10/25/2036 ^~	75	58
6.300% due 07/25/2036 ^	461	395
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~	32	32
First Horizon Alternative Mortgage Securities Trust
3.005% due 08/25/2035 ^~	955	866
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~	137	120
5.000% due 10/25/2020	37	37
GMAC Mortgage Corp. Loan Trust
4.015% due 06/25/2034 ~	39	38
GreenPoint Mortgage Funding Trust
1.417% (US0001M + 0.180%) due 01/25/2037 ~	1,018	963
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	1,039	923
1.447% (US0001M + 0.210%) due 04/25/2036 ~	632	582
1.507% (US0001M + 0.270%) due 11/25/2045 ~	72	64
1.677% (US0001M + 0.440%) due 06/25/2045 ~	291	274
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~	77	77
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	1,201
1.593% due 02/10/2046 ~(a)	17,416	1,112
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)	19,436	1,624
GSR Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/25/2046 ~	837	545
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	118	118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.204% due 09/25/2035 ~	$233	$239
3.542% due 05/25/2035 ~	237	233
HarborView Mortgage Loan Trust
1.421% (LIBOR01M + 0.190%) due 09/19/2037 ~	1,086	1,016
1.427% (US0001M + 0.190%) due 07/21/2036 ~	626	561
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	163	135
1.517% (US0001M + 0.280%) due 02/19/2036 ~	513	446
1.547% (US0001M + 0.310%) due 11/19/2035 ~	887	826
1.937% (US0001M + 0.700%) due 01/19/2035 ~	55	47
3.573% due 07/19/2035 ~	100	89
3.628% due 07/19/2035 ^~	17	16
HomeBanc Mortgage Trust
1.417% (US0001M + 0.180%) due 12/25/2036 ~	38	37
Impac CMB Trust
1.897% (US0001M + 0.660%) due 03/25/2035 ~	37	36
2.017% (US0001M + 0.780%) due 10/25/2034 ~	398	391
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 05/25/2046 ~	1,427	1,371
1.474% (LIBOR01M + 0.240%) due 06/25/2037 ~	689	677
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~	1,600	1,136
1.527% (LIBOR01M + 0.290%) due 11/25/2036 ^~	509	396
3.109% due 12/25/2034 ~	152	148
3.301% due 08/25/2035 ~	267	244
3.515% due 11/25/2035 ^~	628	599
JPMorgan Alternative Loan Trust
1.477% (US0001M + 0.240%) due 10/25/2036 ~	3,891	3,647
3.332% due 12/25/2035 ^~	2,815	2,605
5.500% due 11/25/2036 ^~	7	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.258% due 12/15/2047 ~(a)	73,519	3,154
JPMorgan Mortgage Trust
1.537% (US0001M + 0.300%) due 10/25/2035 ~	3,749	3,253
2.996% due 11/25/2033 ~	98	95
3.042% due 07/27/2037 ~	1,111	1,066
3.389% due 02/25/2036 ^~	693	657
3.500% due 08/25/2035 ~	499	503
3.579% due 10/25/2035 ~	222	225
3.644% due 07/25/2035 ~	255	261
Lehman XS Trust
1.557% (US0001M + 0.320%) due 11/25/2046 ^~	795	502
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	311	257
1.577% (LIBOR01M + 0.340%) due 05/25/2047 ^~	996	584
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	460	98
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	3	3
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~	221	213
3.107% due 02/25/2033 ~	133	129
3.120% due 06/25/2035 ~	370	367
3.651% due 06/25/2037 ~	295	295
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~	30	26

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Bank of America Merrill Lynch Trust
1.273% due 05/15/2046 ~(a)	$52,389	$2,549
1.619% due 02/15/2046 ~(a)	20,989	1,145
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.378% due 10/25/2035 ~	392	387
3.745% due 02/25/2036 ^~	176	156
4.225% due 08/25/2035 ~	565	564
5.820% due 03/25/2047	487	490
6.138% due 03/25/2047	416	419
RBSSP Resecuritization Trust
3.038% due 10/26/2036 ~	52	52
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2047 ~	1,365	905
1.447% (US0001M + 0.210%) due 04/25/2046 ~	84	48
3.663% due 08/25/2035 ^~	126	85
4.556% due 09/25/2035 ^~	274	240
6.000% due 06/25/2037 ^	555	508
Residential Asset Securitization Trust
1.687% (US0001M + 0.450%) due 12/25/2036 ^~	397	143
6.250% due 10/25/2036 ^	274	274
6.500% due 08/25/2036 ^	744	467
Residential Funding Mortgage Securities, Inc. Trust
3.566% due 06/25/2035 ~	407	403
3.780% due 09/25/2035 ^~	297	248
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~	229	217
3.268% due 04/20/2035 ~	165	173
Structured Adjustable Rate Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 05/25/2037 ~	79	72
2.344% (12MTA + 1.400%) due 01/25/2035 ~	36	34
2.953% (US0006M + 1.500%) due 10/25/2037 ^~	329	284
3.405% due 04/25/2035 ~	1,224	1,199
3.452% due 02/25/2034 ~	160	160
3.471% due 04/25/2034 ~	321	326
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	1,036	958
1.447% (US0001M + 0.210%) due 04/25/2036 ~	393	369
1.457% (US0001M + 0.220%) due 09/25/2047 ~	148	140
1.487% (US0001M + 0.250%) due 07/19/2035 ~	204	200
1.547% (US0001M + 0.310%) due 12/25/2035 ^~	33	29
1.697% (US0001M + 0.460%) due 05/25/2045 ~	422	396
1.817% (US0001M + 0.580%) due 07/19/2034 ~	8	8
2.389% (12MTA + 1.500%) due 08/25/2047 ^~	1,743	1,655
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.849% due 05/25/2032 ~	5	5
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	18
Thornburg Mortgage Securities Trust
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	716	661
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	1,518	1,383
UBS-Barclays Commercial Mortgage Trust
1.835% due 12/10/2045 ~(a)	54,962	3,671
UBS-Citigroup Commercial Mortgage Trust
2.423% due 01/10/2045 ~(a)	13,183	955
WaMu Mortgage Pass-Through Certificates Trust
1.517% (US0001M + 0.280%) due 11/25/2045 ~	336	317
1.527% (US0001M + 0.290%) due 07/25/2045 ~	570	563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.527% (US0001M + 0.290%) due 10/25/2045 ~	$152	$153
1.547% (US0001M + 0.310%) due 01/25/2045 ~	157	153
1.640% (12MTA + 0.810%) due 12/25/2046 ~	413	407
1.770% (12MTA + 0.940%) due 05/25/2046 ~	1,168	1,149
1.877% (US0001M + 0.640%) due 01/25/2045 ~	105	105
1.977% (US0001M + 0.740%) due 11/25/2034 ~	885	873
2.157% (COF 11 + 1.500%) due 12/25/2046 ~	552	547
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	166	159
2.217% (US0001M + 0.980%) due 11/25/2034 ~	600	594
2.289% (12MTA + 1.400%) due 06/25/2042 ~	82	79
2.289% (12MTA + 1.400%) due 08/25/2042 ~	65	63
2.798% due 04/25/2037 ^~	1,242	1,108
2.819% due 12/25/2036 ^~	42	40
2.859% due 03/25/2036 ~	1,263	1,166
3.029% due 02/25/2037 ^~	607	559
3.062% due 06/25/2033 ~	64	65
3.062% due 03/25/2035 ~	517	525
3.146% due 03/25/2034 ~	378	387
3.165% due 12/25/2035 ~	793	737
3.192% due 02/25/2037 ^~	379	362
3.231% due 08/25/2034 ~	421	427
Washington Mutual Mortgage Pass-Through Certificates Trust
1.487% (US0001M + 0.250%) due 07/25/2046 ^~	53	35
1.829% (12MTA + 0.940%) due 07/25/2046 ^~	503	373
1.859% (12MTA + 0.970%) due 05/25/2046 ~	1,847	1,601
3.319% due 02/25/2033 ~	1	1
6.000% due 10/25/2035 ^	617	491
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	151	141
Wells Fargo Mortgage-Backed Securities Trust
3.177% due 03/25/2036 ~	78	78
3.419% due 04/25/2036 ~	177	178
6.000% due 10/25/2036 ^	188	189
Wells Fargo-RBS Commercial Mortgage Trust
0.404% due 03/15/2048 ~(a)	26,228	479
1.431% due 03/15/2045 ~(a)	55,633	2,555

		118,566

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	436	428
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	8	7
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
1.637% (LIBOR01M + 0.400%) due 06/25/2029 - 06/25/2036 ~	121	121
1.687% (LIBOR01M + 0.450%) due 01/25/2044 ~	640	643
1.895% (COF 11 + 1.250%) due 03/01/2033 ~	68	69
2.029% (12MTA + 1.200%) due 10/01/2044 ~	81	82
2.030% (12MTA + 1.200%) due 06/01/2043 ~	85	87
2.356% due 01/25/2022 ~(a)	17,935	1,013
2.880% (US0012M + 1.380%) due 12/01/2034 ~	30	31
3.123% (H15T1Y + 2.123%) due 06/01/2035 ~	55	57
3.185% (H15T1Y + 2.225%) due 05/01/2026 ~	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	$661	$703
3.319% (US0012M + 1.736%) due 09/01/2035 ~	30	32
3.490% due 12/01/2020	4,644	4,825
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	58	61
6.000% due 04/25/2043 - 07/25/2044	581	663
6.500% due 06/25/2044	12	13
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	22,200	22,239
3.500% due 11/01/2032 - 12/01/2047	50,100	51,525
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	206	206
Federal Housing Administration
6.896% due 07/01/2020	96	96
Freddie Mac
0.987% due 09/25/2022 ~(a)	22,648	796
1.142% due 11/25/2022 ~(a)	27,716	1,187
1.445% due 08/25/2019 ~(a)	36,168	778
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	22	21
1.503% due 01/15/2038 ~(a)	1,967	93
1.539% due 11/25/2019 ~(a)	31,779	817
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	1,967	1,959
1.684% (LIBOR01M + 0.450%) due 12/15/2031 ~	28	29
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~	543	547
2.030% (12MTA + 1.200%) due 10/25/2044 ~	608	618
3.046% (H15T1Y + 2.212%) due 06/01/2024 ~	9	10
3.125% (US0012M + 1.875%) due 03/01/2036 ~	222	227
3.196% (US0012M + 1.765%) due 10/01/2035 ~	31	32
3.301% (US0012M + 1.801%) due 11/01/2035 ~	33	35
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	39	41
3.444% (US0012M + 1.771%) due 09/01/2035 ~	33	35
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 10/20/2029 ~	10	11
6.000% due 08/20/2034	3,739	4,257
NCUA Guaranteed Notes
1.611% (LIBOR01M + 0.380%) due 03/06/2020 ~	22	22

		94,427

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds
3.625% due 08/15/2043 (n)	100	115
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (n)	216	217
0.125% due 04/15/2022 (j)	5,737	5,737
0.125% due 07/15/2022 (j)(l)(n)	24,163	24,283
0.125% due 01/15/2023 (j)(l)(n)	21,316	21,265
0.625% due 01/15/2026 (n)	52	52
0.750% due 02/15/2045 (n)	52	50
2.000% due 01/15/2026 (n)	555	624
2.375% due 01/15/2025 (n)	65	74
2.500% due 01/15/2029 (j)	2,052	2,478
U.S. Treasury Notes
2.000% due 08/15/2025 (j)	9,500	9,335
2.000% due 11/15/2026 (j)(n)	5,300	5,163
2.250% due 11/15/2025 (n)	200	200
2.375% due 05/15/2027	250	251
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(j)(l)	7,300	6,399

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2026 (e)(l)		$1,442	$1,178

			77,421

Total United States (Cost $399,479)			405,607

SHORT-TERM INSTRUMENTS 14.5%

REPURCHASE AGREEMENTS (i) 0.2%
			2,985

JAPAN TREASURY BILLS 11.9%
(0.136)% due 10/16/2017 - 12/04/2017 (d)(e)	JPY	17,110,000	152,076

MEXICO TREASURY BILLS 0.8%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	197,600	10,574

U.S. TREASURY BILLS 1.6%
1.021% due 11/09/2017 - 01/18/2018 (d)(e)(l)(n)		$20,778	20,729

Total Short-Term Instruments (Cost $187,897)			186,364

Total Investments in Securities (Cost $1,532,748)			1,572,332

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,559	$134

Total Short-Term Instruments (Cost $134)		134

Total Investments in Affiliates (Cost $134)		134

Total Investments 123.4% (Cost $1,532,882)		$1,572,466

Financial Derivative Instruments (k)(m) (0.5)% (Cost or Premiums, net $(5,108))		(6,677)

Other Assets and Liabilities, net (22.9)%		(291,077)

Net Assets 100.0%		$1,274,712

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$ 4,993	$4,995	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,985	U.S. Treasury Notes 1.750% due 05/31/2022	$(3,047)	$2,985	$2,985

Total Repurchase Agreements						$(3,047)	$2,985	$2,985

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	1.230%	09/13/2017	10/10/2017	$	(4,894)	$(4,897)
	1.270	08/28/2017	10/10/2017		(4,577)	(4,583)
BPS	(0.350)	08/03/2017	11/02/2017	EUR	(34,779)	(41,081)
BSN	1.310	07/06/2017	10/06/2017	$	(16,793)	(16,847)
IND	0.000	08/03/2017	11/02/2017	EUR	(17,059)	(20,150)
	1.280	09/15/2017	10/27/2017	$	(23,292)	(23,306)
	1.300	07/03/2017	10/03/2017		(14,048)	(14,094)
JML	(0.450)	09/14/2017	10/19/2017	EUR	(418)	(494)
MBC	(0.450)	07/27/2017	10/19/2017		(37,846)	(44,693)
SCX	(0.380)	09/28/2017	11/02/2017		(2,444)	(2,889)
	0.370	07/20/2017	10/11/2017	GBP	(32,000)	(42,911)

Total Reverse Repurchase Agreements						$(215,945)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	1.290%	09/07/2017	11/07/2017	$ (4,140)	$(4,135)
TDM	1.300	09/28/2017	10/13/2017	CAD (7,390)	(5,957)

Total Sale-Buyback Transactions					$(10,092)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	4.000%	12/01/2047	$4,000	$(4,201)	$(4,198)

Total Short Sales (0.3)%				$(4,201)	$(4,198)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(9,480)	$0	$(9,480)	$9,335	$(145)
BPS	0	(41,081)	0	(41,081)	41,116	35
BSN	0	(16,847)	0	(16,847)	16,642	(205)
FICC	2,985	0	0	2,985	(3,047)	(62)
IND	0	(57,550)	0	(57,550)	57,100	(450)
JML	0	(494)	0	(494)	491	(3)
MBC	0	(44,693)	0	(44,693)	44,579	(114)
SCX	0	(45,800)	0	(45,800)	45,515	(285)

Master Securities Forward Transaction Agreement
BPG	0	0	(4,135)	(4,135)	4,074	(61)
TDM	0	0	(5,957)	(5,957)	5,902	(55)

Total Borrowings and Other Financing Transactions	$2,985	$(215,945)	$(10,092)

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(88,098)	$(64,120)	$0	$(152,218)
U.S. Treasury Obligations	0	(63,727)	0	0	(63,727)

Total	$0	$(151,825)	$(64,120)	$0	$(215,945)

Sale-Buyback Transactions
Sovereign Issues	0	(5,957)	0	0	(5,957)
U.S. Treasury Obligations	0	0	(4,135)	0	(4,135)

Total	$0	$(5,957)	$(4,135)	$0	$(10,092)

Total Borrowings	$0	$(157,782)	$(68,255)	$0	$(226,037)

Payable for reverse repurchase agreements and sale-buyback transactions					$(226,037)

(j)	Securities with an aggregate market value of $225,645 and cash of $487 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(200,503) at a weighted average interest rate of 0.485%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$108.750	11/24/2017	52	$52	$1	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	109.000	11/24/2017	22	22	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/24/2017	3	3	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/24/2017	34	34	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/24/2017	5	5	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	221	221	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/24/2017	15	15	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/24/2017	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/24/2017	30	30	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/24/2017	45	45	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.500	11/24/2017	15	15	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	1,414	1,414	12	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/24/2017	154	154	1	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	183.000	11/24/2017	12	12	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	192.000	11/24/2017	14	14	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	193.000	11/24/2017	189	189	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	100.000	11/24/2017	29	29	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	105.000	11/24/2017	241	241	2	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	107.000	11/24/2017	155	155	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	642	1,605	56	36

					$79	$39

Total Purchased Options					$79	$39

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	642	$1,605	$(68)	$(12)

Total Written Options					$(68)	$(12)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	667	CAD	131,462	$(200)	$67	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	20		3,925	2	2	0
90-Day Eurodollar March Futures	03/2018	949	$	233,478	(179)	0	(12)
Australia Government 3-Year Note December Futures	12/2017	27	AUD	2,352	(10)	2	(3)
Australia Government 10-Year Bond December Futures	12/2017	140		13,951	(266)	22	(82)
Canada Government 10-Year Bond December Futures	12/2017	65	CAD	7,048	(103)	9	(7)
Euro-Bono December Futures December Futures	12/2017	9	EUR	1,465	(1)	2	0
Euro-BTP Italy Government Bond December Futures	12/2017	156		24,883	(93)	88	0
Euro-Bund 10-Year Bond December Futures	12/2017	215		40,914	(186)	53	(56)
Euro-Buxl 30-Year Bond December Futures	12/2017	59		11,384	(250)	59	(36)
Japan Government 10-Year Bond December Futures	12/2017	66	JPY	88,186	(421)	53	(188)
U.S. Treasury 5-Year Note December Futures	12/2017	326	$	38,305	(235)	0	(54)
U.S. Treasury 10-Year Note December Futures	12/2017	1,371		171,803	(1,862)	0	(321)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	425		70,178	(1,078)	173	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	245	GBP	40,672	(13)	4	0
United Kingdom Long Gilt December Futures	12/2017	101		16,766	(521)	34	(4)

					$(5,416)	$568	$(763)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	531	$	(130,785)	$29	$0	$0
90-Day Eurodollar December Futures	12/2018	16		(3,925)	6	1	0
90-Day Eurodollar March Futures	03/2019	949		(232,719)	65	83	0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	185	EUR	(33,922)	96	26	(52)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	38		(21)	1	3	(1)
U.S. Treasury 30-Year Bond December Futures	12/2017	215	$	(32,855)	439	0	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	245	GBP	(40,586)	16	0	(4)

					$652	$113	$(64)

Total Futures Contracts					$(4,764)	$681	$(827)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.157%	$	3,000	$(88)	$7	$(81)	$0	$(1)
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	200	(6)	(1)	(7)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		1,300	(29)	(12)	(41)	0	(1)
Fortum OYJ	(1.000)	Quarterly	12/20/2020	0.278		200	(4)	(2)	(6)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		1,900	(60)	0	(60)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128	$	2,000	(58)	2	(56)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		3,400	(100)	6	(94)	0	(1)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	900	(22)	(4)	(26)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		300	(5)	(3)	(8)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134	$	2,100	(58)	0	(58)	0	0

							$(430)	$(7)	$(437)	$1	$(3)

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.209%	EUR	1,000	$5	$(3)	$2	$0	$0
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2017	0.144		1,100	6	(3)	3	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.474	$	900	16	6	22	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.763	EUR	2,000	(36)	86	50	0	(2)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		800	(52)	13	(39)	0	(1)

							$(61)	$99	$38	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	7,800	$(590)	$(31)	$(621)	$0	$(19)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		24,900	(444)	(88)	(532)	0	(9)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	253,600	(2,992)	(4,501)	(7,493)	0	(138)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		69,800	(1,850)	(23)	(1,873)	0	(43)
iTraxx Europe Senior 25 5-Year Index	(1.000)	Quarterly	06/20/2021		42,200	(96)	(1,102)	(1,198)	0	(18)

						$(5,972)	$(5,745)	$(11,717)	$0	$(227)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	141,900	$(270)	$(778)	$(1,048)	$125	$0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		76,800	(236)	(370)	(606)	80	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		30,800	714	437	1,151	0	(49)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	7,200	(12)	(59)	(71)	0	(1)
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	168,500	91	150	241	0	(22)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	65,100	0	(16)	(16)	0	(13)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		98,800	0	(5)	(5)	0	(20)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		86,700	0	4	4	0	(18)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		27,200	0	(3)	(3)	0	(6)
Receive(6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		184,200	(53)	(56)	(109)	0	(37)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018	$	634,400	281	329	610	0	(21)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		634,400	(525)	(499)	(1,024)	145	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		288,800	1,815	(509)	1,306	121	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		59,400	(334)	119	(215)	38	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		23,700	0	8	8	0	(4)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		49,900	4	(2)	2	0	(8)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	08/31/2022		4,500	(47)	47	0	7	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		24,800	(361)	150	(211)	44	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		22,500	(843)	792	(51)	40	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		69,700	900	182	1,082	128	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		95,920	3,081	583	3,664	180	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		500	(16)	9	(7)	1	0
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		43,800	790	83	873	0	(43)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		8,000	374	131	505	0	(14)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		38,000	(1,260)	(130)	(1,390)	0	(63)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		2,300	0	(145)	(145)	0	(5)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		8,800	0	(560)	(560)	0	(20)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	83,900	(52)	348	296	28	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020		124,900	279	(62)	217	0	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		146,700	1,792	(653)	1,139	2	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		60,500	386	(508)	(122)	0	(14)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		28,900	(70)	1,223	1,153	16	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		65,300	104	(27)	77	9	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		34,700	64	(264)	(200)	3	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		65,300	49	25	74	0	(8)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		8,900	(81)	192	111	0	(12)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		16,400	(476)	416	(60)	0	(55)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,950	(172)	17	(155)	0	(39)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	13,370,000	227	(138)	89	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2022		3,270,000	(769)	197	(572)	15	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		2,070,000	26	(53)	(27)	10	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		850,000	1,113	(260)	853	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month JPY-LIBOR	1.500%	Semi-Annual	12/21/2045	JPY	1,850,000	$(3,756)	$1,067	$(2,689)	$116	$0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		600,000	(108)	39	(69)	23	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	165	158	0	(7)

							$2,642	$1,616	$4,258	$1,132	$(493)

Total Swap Agreements							$(3,821)	$(4,037)	$(7,858)	$1,133	$(726)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$39	$681	$1,133	$1,853	$(12)	$(827)	$(726)	$(1,565)

(l)	Securities with an aggregate market value of $7,075 and cash of $16,320 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	AUD	71,256		$55,957	$64	$0
	10/2017		$1,015	AUD	1,273	0	(16)
	10/2017		1,257	JPY	139,800	0	(15)
	11/2017		55,938	AUD	71,256	0	(64)
	12/2017		7,922	CNH	54,714	284	0
BOA	10/2017	BRL	16,518		$5,277	62	0
	10/2017	CAD	81,029		65,975	1,035	0
	10/2017	EUR	155,936		182,884	47	(1,464)
	10/2017	SEK	41,229		5,041	0	(21)
	10/2017		$5,214	BRL	16,518	1	0
	10/2017		95,459	DKK	597,098	0	(625)
	10/2017		3,336	GBP	2,460	0	(39)
	11/2017	KRW	610,871		$533	0	(1)
	11/2017		$5,256	BRL	16,518	0	(64)
	11/2017		179,062	EUR	152,495	1,461	0
	11/2017		5,049	SEK	41,229	21	0

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2018	DKK	597,098		$95,995	$634	$0
BPS	10/2017	BRL	39,300		12,262	0	(147)
	10/2017	NOK	496,378		62,450	127	0
	10/2017		$55,792	AUD	69,983	0	(898)
	10/2017		12,405	BRL	39,300	3	0
	10/2017		2,123	GBP	1,612	37	0
	10/2017		3,359	PEN	10,976	0	0
	11/2017		62,492	NOK	496,378	0	(127)
	12/2017	INR	66		$1	0	0
	12/2017		$3,395	INR	218,955	0	(69)
	01/2018		3,082	DKK	20,216	147	0
	03/2018	MXN	153,100		$7,321	0	(894)
BRC	10/2017		$2,440	IDR	32,866,800	0	(2)
	11/2017	MYR	20,564		$4,897	31	0
CBK	10/2017	CAD	7,300		5,868	17	0
	10/2017	EUR	6,278		7,489	70	0
	10/2017	JPY	21,317,768		189,287	235	(411)
	10/2017	PEN	5,113		1,564	0	(1)
	10/2017		$2,534	EUR	2,098	0	(55)
	10/2017		625	IDR	8,389,841	0	(3)
	10/2017		268	ZAR	3,516	0	(8)
	11/2017	JPY	2,340,000		$21,411	573	0
	11/2017		$5,869	CAD	7,300	0	(17)
	11/2017		166,406	JPY	18,745,677	408	0
	12/2017	JPY	2,060,000		$18,737	379	0
	12/2017	MXN	64,603		3,560	53	0
	12/2017		$876	INR	56,526	0	(17)
	12/2017		39,068	MXN	708,088	0	(634)
DUB	10/2017	BRL	10,299		$3,251	0	(1)
	10/2017		$3,246	BRL	10,299	5	0
	10/2017		748	SEK	5,900	0	(24)
	11/2017		1,734	BRL	5,507	0	(3)
	07/2018	BRL	9,360		$2,655	0	(202)
FBF	10/2017		6,220		1,963	0	(1)
	10/2017		$1,984	BRL	6,220	0	(20)
	12/2017		34,748	INR	2,277,725	0	(148)
	12/2017		1,141	MXN	20,620	0	(22)
GLM	10/2017	CHF	2,475		$2,582	26	0
	10/2017	DKK	41,190		6,347	2	(196)
	10/2017	EUR	3,186		3,814	48	0
	10/2017	GBP	970		1,288	0	(12)
	10/2017	JPY	4,341,100		39,405	784	0
	10/2017	RUB	491,913		8,393	0	(111)
	10/2017		$1,926	CAD	2,400	0	(3)
	10/2017		5,782	EUR	4,891	0	(1)
	10/2017		5,012	GBP	3,874	179	0
	10/2017		588	IDR	7,898,807	0	(2)
	10/2017		161,398	JPY	17,815,077	0	(3,077)
	10/2017		2,027	NOK	15,755	0	(49)
	10/2017		50,776	NZD	69,903	0	(285)
	10/2017		3,022	PEN	9,871	0	0
	11/2017		1,856	BRL	5,902	0	(1)
	11/2017		443	CAD	550	0	(2)
	12/2017	KRW	1,942,446		$1,721	24	0
	12/2017		$2,058	INR	132,554	0	(44)
	12/2017		7,114	SGD	9,642	0	(1)
	01/2018		1,609	DKK	10,984	145	0
	04/2018		1,739	KRW	1,975,330	0	(9)
HUS	10/2017	CAD	4,301		$3,439	0	(8)
	10/2017	DKK	191,117		29,276	0	(1,078)
	10/2017		$3,958	CAD	4,900	0	(30)
	11/2017	PLN	16,542		$4,590	57	0
	12/2017	SGD	693		511	0	(1)
	12/2017		$3,085	INR	203,610	8	0
	12/2017		1,595	MXN	29,023	0	(19)
IND	10/2017	DKK	10,890		$1,750	20	0
	10/2017		$95,217	CAD	118,770	0	(29)
JPM	10/2017	DKK	141,670		$21,887	17	(630)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	EUR	5,780		$6,901	$70	$0
	10/2017	GBP	111,309		149,037	0	(117)
	10/2017	IDR	41,097,375		3,049	1	(1)
	10/2017	JPY	917,909		8,181	18	0
	10/2017	NZD	76,121		54,744	0	(238)
	10/2017		$198,311	EUR	164,191	0	(4,253)
	10/2017		2,398	GBP	1,770	0	(26)
	10/2017		2,583	IDR	34,779,430	1	(4)
	10/2017		4,471	NZD	6,218	33	(13)
	10/2017		732	RUB	42,273	0	(1)
	10/2017		7,016	SEK	55,805	0	(164)
	11/2017	JPY	2,580,000		$23,603	626	0
	11/2017		$149,185	GBP	111,309	114	0
	11/2017		54,714	NZD	76,121	235	0
	12/2017	INR	238,142		$3,620	3	0
	12/2017		$14,989	RUB	868,034	0	(82)
	04/2018	KRW	2,418,848		$2,152	33	0
	04/2018		$2,152	KRW	2,424,874	0	(28)
MSB	10/2017	BRL	39,300		$12,405	0	(3)
	10/2017		$12,672	BRL	39,300	0	(263)
	11/2017	JPY	640,000		$5,811	114	0
	11/2017	KRW	2,859,440		2,497	0	(1)
	12/2017	JPY	2,070,000		18,829	382	0
	01/2018	BRL	14,300		4,568	108	0
	01/2018	DKK	324,984		47,708	0	(4,195)
	04/2018	BRL	25,000		7,863	147	0
NAB	10/2017	CAD	77,041		62,235	491	0
	10/2017	DKK	7,805		1,235	0	(4)
	11/2017		$62,250	CAD	77,041	0	(492)
NGF	11/2017	MXN	44,500		$2,158	0	(263)
RBC	10/2017	DKK	11,285		1,783	0	(10)
	10/2017		$32,171	CAD	39,300	0	(674)
	10/2017		11,180	JPY	1,201,900	0	(499)
SCX	10/2017	IDR	83,934,878		$6,234	7	0
	10/2017	SEK	20,476		2,591	77	0
	10/2017		$62,335	NOK	480,623	0	(1,989)
	12/2017		5,800	SGD	7,923	45	0
	01/2018		6,173	IDR	83,934,878	0	(11)
SOG	10/2017		129,625	GBP	99,811	4,121	0
	12/2017		262	INR	16,873	0	(6)
TOR	10/2017	DKK	348,532		$53,770	0	(1,585)
UAG	10/2017		20,985		3,229	0	(103)
	10/2017		$2,057	EUR	1,750	11	0
	10/2017		3,714	GBP	2,752	0	(26)
	11/2017	MYR	9,600		$2,286	13	0
	12/2017	CNH	53,124		7,520	0	(447)
	12/2017		$2,452	INR	160,753	0	(10)
	12/2017		34,251	KRW	38,910,401	0	(251)
	01/2018		2,118	DKK	13,270	1	0
	04/2018	KRW	1,973,417		$1,739	11	0

Total Forward Foreign Currency Contracts						$13,666	$(27,360)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$4,812	$88	$95
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	2,646	48	53
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	5,049	94	100

						$230	$248

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$	62,400	$53	$1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		227,200	231	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		317,500	265	2

								$549	$5

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$68.000	11/06/2017	$	22,000	$1	$0

Total Purchased Options						$780	$253

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	5,400	$(24)	$(20)
	Call - OTC AUD versus CAD		1.005	12/21/2017		5,400	(23)	(18)
DUB	Put - OTC AUD versus CAD		0.959	12/20/2017		5,000	(22)	(26)
	Call - OTC AUD versus CAD		1.013	12/20/2017		5,000	(23)	(11)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	2,800	(149)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	5,600	(74)	(27)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	4,700	(452)	(47)
	Put - OTC USD versus BRL		3.892	07/02/2018		4,700	(452)	(921)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		5,049	(94)	(27)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		6,405	(131)	(35)

							$(1,444)	$(1,132)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Total Written Options						$(1,514)	$(1,132)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.342%	$	600	$(21)	$3	$0	$(18)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.747	EUR	1,800	31	(57)	0	(26)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	$	4,700	(168)	26	0	(142)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		1,600	(56)	8	0	(48)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		2,600	(92)	13	0	(79)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		3,200	(113)	16	0	(97)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		4,200	(142)	15	0	(127)

								$(561)	$24	$0	$(537)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC +	1.000%	Quarterly	12/20/2021	1.079%	EUR	500	$(19)	$13	$0	$(6)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	$	500	(31)	21	0	(10)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		500	(30)	13	0	(17)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		900	(43)	3	0	(40)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		1,500	4	0	4	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		1,300	(84)	57	0	(27)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		200	(10)	1	0	(9)

								$(213)	$108	$4	$(109)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	4,500	$236	$(222)	$14	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	6,900	$5,470	$24	$(84)	$0	$(60)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		4,100	3,230	(10)	(4)	0	(14)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	17,000	20,791	8	1,957	1,965	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		6,800	8,976	(22)	149	127	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		1,600	1,952	(1)	189	188	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		39,100	47,819	(74)	4,594	4,520	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	1,315	1,028	4	(1)	3	0

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/24/2018	CAD	7,500	$5,654	$0	$0	$0	$0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	2,900	3,539	85	256	341	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		7,300	8,928	(42)	886	844	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	16,300	21,516	2	301	303	0

								$(26)	$8,243	$8,291	$(74)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	3-Month KRW-KORIBOR	2.013%	Quarterly	07/10/2027	KRW	5,636,300	$0	$10	$10	$0
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027		10,227,900	0	26	26	0

								$0	$36	$36	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$8	$0	$(3)	$0	$(3)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	12	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	8	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	12	0	(5)	0	(5)

							$0	$(17)	$0	$(17)

Total Swap Agreements							$(564)	$8,172	$8,345	$(737)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$348	$0	$0	$348	$(95)	$0	$0	$(95)	$253	$(420)	$(167)
BOA	3,261	95	0	3,356	(2,214)	(38)	(18)	(2,270)	1,086	(1,010)	76
BPS	314	0	14	328	(2,135)	0	(242)	(2,377)	(2,049)	1,835	(214)
BRC	31	0	0	31	(2)	0	(48)	(50)	(19)	0	(19)
CBK	1,735	0	2,102	3,837	(1,146)	0	(85)	(1,231)	2,606	(640)	1,966
DUB	5	53	188	246	(230)	(37)	(17)	(284)	(38)	198	160
FBF	0	0	0	0	(191)	0	(10)	(201)	(201)	416	215
GLM	1,208	101	4,520	5,829	(3,793)	(1,022)	0	(4,815)	1,014	3,268	4,282
GST	0	0	0	0	0	0	(154)	(154)	(154)	0	(154)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
HUS	$65	$0	$4	$69	$(1,136)	$0	$(163)	$(1,299)	$(1,230)	$1,062	$ (168)
IND	20	0	0	20	(29)	0	0	(29)	(9)	(100)	(109)
JPM	1,151	0	26	1,177	(5,557)	(35)	0	(5,592)	(4,415)	4,980	565
MSB	751	0	0	751	(4,462)	0	0	(4,462)	(3,711)	3,607	(104)
MYC	0	4	3	7	0	0	0	0	7	(132)	(125)
NAB	491	0	0	491	(496)	0	0	(496)	(5)	0	(5)
NGF	0	0	0	0	(263)	0	0	(263)	(263)	277	14
RBC	0	0	0	0	(1,183)	0	0	(1,183)	(1,183)	1,207	24
RYL	0	0	341	341	0	0	0	0	341	(20)	321
SCX	129	0	0	129	(2,000)	0	0	(2,000)	(1,871)	1,822	(49)
SOG	4,121	0	844	4,965	(6)	0	0	(6)	4,959	(4,570)	389
TOR	0	0	303	303	(1,585)	0	0	(1,585)	(1,282)	1,550	268
UAG	36	0	0	36	(837)	0	0	(837)	(801)	777	(24)

Total Over the Counter	$13,666	$253	$8,345	$22,264	$(27,360)	$(1,132)	$(737)	$(29,229)

(n)	Securities with an aggregate market value of $20,998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$39	$39
Futures	0	0	0	0	681	681
Swap Agreements	0	1	0	0	1,132	1,133

	$0	$1	$0	$0	$1,852	$1,853

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,666	$0	$13,666
Purchased Options	0	0	0	248	5	253
Swap Agreements	0	18	0	0	8,327	8,345

	$0	$18	$0	$13,914	$8,332	$22,264

	$0	$19	$0	$13,914	$10,184	$24,117

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	827	827
Swap Agreements	0	233	0	0	493	726

	$0	$233	$0	$0	$1,332	$1,565

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,360	$0	$27,360
Written Options	0	0	0	1,132	0	1,132
Swap Agreements	0	646	0	91	0	737

	$0	$646	$0	$28,583	$0	$29,229

	$0	$879	$0	$28,583	$1,332	$30,794

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(61)	$(61)
Written Options	0	0	0	0	59	59
Futures	0	0	0	0	9,575	9,575
Swap Agreements	0	(3,107)	0	0	1,073	(2,034)

	$0	$(3,107)	$0	$0	$10,646	$7,539

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45,191	$0	$45,191
Purchased Options	0	0	0	(238)	(216)	(454)
Written Options	0	0	0	351	307	658
Swap Agreements	0	(237)	0	9,209	193	9,165

	$0	$(237)	$0	$54,513	$284	$54,560

	$0	$(3,344)	$0	$54,513	$10,930	$62,099

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(11)	$(11)
Written Options	0	0	0	0	56	56
Futures	0	0	0	0	(5,650)	(5,650)
Swap Agreements	0	(3,883)	0	0	(5,786)	(9,669)

	$0	$(3,883)	$0	$0	$(11,391)	$(15,274)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(18,740)	$0	$(18,740)
Purchased Options	0	0	0	115	(131)	(16)
Written Options	0	0	0	39	(161)	(122)
Swap Agreements	0	(138)	0	5,947	(271)	5,538

	$0	$(138)	$0	$(12,639)	$(563)	$(13,340)

	$0	$(4,021)	$0	$(12,639)	$(11,954)	$(28,614)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$1,401	$0	$1,401
Non-Agency Mortgage-Backed Securities	0	1,897	0	1,897
Belgium
Corporate Bonds & Notes	0	3,666	0	3,666
Brazil
Corporate Bonds & Notes	0	8,638	0	8,638
Sovereign Issues	0	12,069	0	12,069
Canada
Corporate Bonds & Notes	0	2,317	0	2,317
Non-Agency Mortgage-Backed Securities	0	5,042	0	5,042
Sovereign Issues	0	62,793	0	62,793
Cayman Islands
Asset-Backed Securities	0	49,284	3,200	52,484
Corporate Bonds & Notes	0	1,207	0	1,207
Denmark
Corporate Bonds & Notes	0	156,745	0	156,745
Sovereign Issues	0	7,976	0	7,976
France
Corporate Bonds & Notes	0	17,736	0	17,736
Sovereign Issues	0	45,194	0	45,194
Germany
Corporate Bonds & Notes	0	5,873	0	5,873
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,243	0	1,243
Ireland
Asset-Backed Securities	0	5,328	0	5,328
Corporate Bonds & Notes	0	2,895	0	2,895
Italy
Corporate Bonds & Notes	0	2,058	0	2,058
Non-Agency Mortgage-Backed Securities	0	1,063	0	1,063
Sovereign Issues	0	33,262	0	33,262
Japan
Corporate Bonds & Notes	0	10,424	0	10,424
Sovereign Issues	0	159,469	0	159,469
Kuwait
Sovereign Issues	0	9,745	0	9,745
Malaysia
Sovereign Issues	0	6,968	0	6,968
Netherlands
Asset-Backed Securities	0	539	0	539
Corporate Bonds & Notes	0	18,838	0	18,838
Norway
Corporate Bonds & Notes	0	8,682	0	8,682
Sovereign Issues	0	1,603	0	1,603
Peru
Sovereign Issues	0	2,995	0	2,995
Poland
Sovereign Issues	0	4,560	0	4,560
Portugal
Corporate Bonds & Notes	0	2,170	0	2,170
Qatar
Sovereign Issues	0	1,580	0	1,580
Saudi Arabia
Sovereign Issues	0	15,840	0	15,840
Singapore
Corporate Bonds & Notes	0	894	0	894
Slovenia
Sovereign Issues	0	11,793	0	11,793

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Spain
Corporate Bonds & Notes	$0	$2,363	$0	$2,363
Sovereign Issues	0	39,906	0	39,906
Supranational
Corporate Bonds & Notes	0	11,260	0	11,260
Sweden
Corporate Bonds & Notes	0	81,683	0	81,683
Switzerland
Corporate Bonds & Notes	0	22,641	0	22,641
Sovereign Issues	0	2,163	0	2,163
United Kingdom
Corporate Bonds & Notes	0	68,797	0	68,797
Non-Agency Mortgage-Backed Securities	0	21,958	0	21,958
Sovereign Issues	0	42,603	0	42,603
United States
Asset-Backed Securities	0	23,357	0	23,357
Corporate Bonds & Notes	394	83,829	0	84,223
Loan Participations and Assignments	0	4,748	884	5,632
Municipal Bonds & Notes	0	1,981	0	1,981
Non-Agency Mortgage-Backed Securities	0	113,571	4,995	118,566
U.S. Government Agencies	0	94,427	0	94,427
U.S. Treasury Obligations	0	77,421	0	77,421
Short-Term Instruments
Repurchase Agreements	0	2,985	0	2,985
Japan Treasury Bills	0	152,076	0	152,076
Mexico Treasury Bills	0	10,574	0	10,574
U.S. Treasury Bills	0	20,729	0	20,729

	$394	$1,562,859	$9,079	$1,572,332

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134	$0	$0	$134

Total Investments	$528	$1,562,859	$9,079	$1,572,466

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,198)	$0	$(4,198)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	717	1,136	0	1,853
Over the counter	0	22,264	0	22,264

	$717	$23,400	$0	$24,117

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(839)	(726)	0	(1,565)
Over the counter	0	(29,223)	(6)	(29,229)

	$(839)	$(29,949)	$(6)	$(30,794)

Total Financial Derivative Instruments	$(122)	$(6,549)	$(6)	$(6,677)

Totals	$406	$1,552,112	$9,073	$1,561,591

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.3%

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$1,400	$1,425

Total Belgium (Cost $1,414)			1,425

BRAZIL 2.9%

CORPORATE BONDS & NOTES 1.1%
Petrobras Global Finance BV
7.250% due 03/17/2044		$1,000	1,045
7.375% due 01/17/2027		3,400	3,750

			4,795

SOVEREIGN ISSUES 1.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	5,300	1,644
0.000% due 04/01/2018 (e)		9,400	2,870
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		9,000	2,951

			7,465

Total Brazil (Cost $12,025)			12,260

CANADA 3.7%

CORPORATE BONDS & NOTES 0.8%
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		$400	404
3.700% due 07/15/2027		900	912
Glencore Finance Canada Ltd.
2.700% due 10/25/2017		1,900	1,902

			3,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	1,352	1,082
1.572% due 08/01/2020		1,274	1,024

			2,106

SOVEREIGN ISSUES 2.4%
Canada Government International Bond
3.000% due 12/01/2036 (f)(j)		2,279	2,558
Province of Alberta
2.350% due 06/01/2025 (j)		3,200	2,509
Province of Ontario
2.400% due 06/02/2026 (j)		6,400	5,005

			10,072

Total Canada (Cost $15,153)			15,396

CAYMAN ISLANDS 5.9%

ASSET-BACKED SECURITIES 5.4%
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~		$1,300	1,305
Bowman Park CLO Ltd.
2.494% (US0003M + 1.180%) due 11/23/2025 ~		1,300	1,308
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		2,600	2,610
Hildene CLO Ltd.
2.486% (US0003M + 1.180%) due 07/19/2026 ~		2,400	2,411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~		$2,400	$2,408
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~		2,400	2,405
2.554% (US0003M + 1.250%) due 07/18/2026 ~		1,300	1,306
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		1,300	1,306
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		1,300	1,300
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~		2,600	2,607
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~		1,300	1,302
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~		2,400	2,410

			22,678

CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)(h)		2,486	908
6.750% due 10/01/2023 ^(c)(h)		2,861	1,037

			1,945

Total Cayman Islands (Cost $27,610)			24,623

CHINA 0.2%

SOVEREIGN ISSUES 0.2%
China Development Bank
5.840% due 01/03/2019	CNY	2,730	421
China Government International Bond
3.290% due 04/18/2020		1,840	275
3.380% due 05/23/2023		900	134
4.080% due 08/22/2023		900	138

Total China (Cost $1,012)			968

COLOMBIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$1,100	1,079

Total Colombia (Cost $1,102)			1,079

CZECH REPUBLIC 0.2%

SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	239
2.500% due 08/25/2028		9,900	505

Total Czech Republic (Cost $688)			744

DENMARK 5.1%

CORPORATE BONDS & NOTES 5.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	3,400	542
3.000% due 10/01/2047		82	14
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		23,179	3,685
2.000% due 10/01/2050		3,400	535
2.500% due 10/01/2037		1,810	305
2.500% due 10/01/2047		976	161
Nykredit Realkredit A/S
2.000% due 10/01/2047		66,572	10,581
2.500% due 10/01/2047		2,496	411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Realkredit Danmark A/S
2.000% due 10/01/2047	DKK	26,287	$4,178
2.500% due 10/01/2037		679	114
2.500% due 10/01/2047		5,504	908

Total Denmark (Cost $19,992)			21,434

FRANCE 1.3%

CORPORATE BONDS & NOTES 1.2%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$3,600	3,532
2.250% due 02/18/2020		1,600	1,604

			5,136

SOVEREIGN ISSUES 0.1%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	300	368

Total France (Cost $5,553)			5,504

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021 (j)		$3,100	3,251

Total Germany (Cost $3,103)			3,251

GREECE 0.3%

CORPORATE BONDS & NOTES 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	1,000	1,182

Total Greece (Cost $1,118)			1,182

GUERNSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,969

Total Guernsey, Channel Islands (Cost $1,895)			1,969

HONG KONG 0.4%

CORPORATE BONDS & NOTES 0.4%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$1,800	1,812

Total Hong Kong (Cost $1,795)			1,812

INDONESIA 2.3%

SOVEREIGN ISSUES 2.3%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,284
5.250% due 01/17/2042		$1,300	1,453
8.375% due 03/15/2034	IDR	49,800,000	4,048

Total Indonesia (Cost $9,904)			9,785

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.1%
Avoca CLO PLC
0.119% (EUR006M + 0.370%) due 05/16/2024 ~	EUR	210	248

CORPORATE BONDS & NOTES 0.7%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$1,800	1,916
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	595

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/15/2022		$400	$400

			2,911

Total Ireland (Cost $3,087)			3,159

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
1.750% due 08/31/2025	ILS	5,100	1,470

Total Israel (Cost $1,440)			1,470

ITALY 5.7%

CORPORATE BONDS & NOTES 1.5%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	600	823
Banca Carige SpA
3.875% due 10/24/2018		4,600	5,630

			6,453

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		745	879
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		2,248	2,656
Giovecca Mortgages SRL
0.268% (EUR003M + 0.600%) due 04/23/2048 ~		303	359

			3,894

SOVEREIGN ISSUES 3.3%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (j)		3,400	3,981
2.350% due 09/15/2024 (f)(j)		7,216	9,643
2.800% due 03/01/2067 (j)		100	100
3.450% due 03/01/2048 (j)		100	121

			13,845

Total Italy (Cost $24,258)			24,192

JAPAN 4.6%

CORPORATE BONDS & NOTES 0.4%
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		$500	502
2.601% due 09/11/2022		200	198
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021		1,000	984

			1,684

SOVEREIGN ISSUES 4.2%
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,300	2,278
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,300	2,276
Japan Government International Bond
0.100% due 03/10/2026 (f)	JPY	930,363	8,619
0.500% due 09/20/2046		360,000	2,925
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	1,876

			17,974

Total Japan (Cost $21,295)			19,658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KUWAIT 1.8%

SOVEREIGN ISSUES 1.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,800	$1,823
3.500% due 03/20/2027		5,500	5,665

Total Kuwait (Cost $7,239)			7,488

LUXEMBOURG 1.3%

CORPORATE BONDS & NOTES 1.3%
Allergan Funding SCS
3.850% due 06/15/2024		$600	627
Altice Luxembourg S.A.
7.750% due 05/15/2022		300	319
Emerald Bay S.A.
5.000% due 10/31/2020 +	EUR	239	242
5.000% due 06/23/2022 +~		772	777
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,270	1,389
Wind Acquisition Finance S.A.
7.000% due 04/23/2021 (j)	EUR	1,600	1,969

Total Luxembourg (Cost $5,113)			5,323

MALAYSIA 0.7%

SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	3,600	853
3.678% due 11/23/2017		7,300	1,730
4.232% due 06/30/2031		2,600	606

Total Malaysia (Cost $3,270)			3,189

MEXICO 0.5%

CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		$700	0

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,800	1,990

Total Mexico (Cost $2,556)			1,990

NETHERLANDS 2.5%

ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~	EUR	202	239

CORPORATE BONDS & NOTES 2.2%
ING Bank NV
2.625% due 12/05/2022 (j)		$4,000	4,055
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		1,200	1,224
ING Groep NV
2.483% (US0003M + 1.150%) due 03/29/2022 ~		1,200	1,222
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	900	1,273
Vonovia Finance BV
3.200% due 10/02/2017		$1,760	1,760

			9,534

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
EMF-NL Prime BV
0.469% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	430	479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurosail PLC
1.169% (EUR003M + 1.500%) due 10/17/2040 ~	EUR	213	$253

			732

Total Netherlands (Cost $10,020)			10,505

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.5%
DNB Bank ASA
2.375% due 06/02/2021		$1,000	997
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,200	1,209

			2,206

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	1,065

Total Norway (Cost $3,310)			3,271

PERU 2.1%

SOVEREIGN ISSUES 2.1%
Peru Government International Bond
6.150% due 08/12/2032	PEN	12,600	4,084
8.200% due 08/12/2026		12,400	4,701

Total Peru (Cost $8,348)			8,785

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	47,000	1,041

Total Philippines (Cost $1,191)			1,041

PORTUGAL 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	2,200	809
4.750% due 01/15/2018 ^(c)		100	37

Total Portugal (Cost $2,437)			846

QATAR 1.2%

SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
4.500% due 01/20/2022		$800	851
5.250% due 01/20/2020		3,200	3,399
6.400% due 01/20/2040		700	909

Total Qatar (Cost $4,893)			5,159

ROMANIA 0.3%

SOVEREIGN ISSUES 0.3%
Romania Government International Bond
5.850% due 04/26/2023	RON	4,700	1,366

Total Romania (Cost $1,386)			1,366

SAUDI ARABIA 3.8%

SOVEREIGN ISSUES 3.8%
Saudi Government International Bond
2.375% due 10/26/2021		$7,400	7,307
2.875% due 03/04/2023 (b)		5,200	5,185
3.250% due 10/26/2026		1,200	1,189
3.625% due 03/04/2028 (b)		2,500	2,493

Total Saudi Arabia (Cost $16,161)			16,174

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.6%

CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	$595
3.500% due 09/18/2027		300	298

			893

SOVEREIGN ISSUES 0.4%
Singapore Government International Bond
2.125% due 06/01/2026	SGD	2,300	1,706

Total Singapore (Cost $2,545)			2,599

SOUTH AFRICA 0.1%

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
5.375% due 07/24/2044		$600	583

Total South Africa (Cost $590)			583

SPAIN 2.6%

SOVEREIGN ISSUES 2.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,150	1,382
4.900% due 09/15/2021		900	1,118
4.950% due 02/11/2020		600	746
Autonomous Community of Madrid
4.688% due 03/12/2020		1,700	2,240
Spain Government International Bond
1.450% due 10/31/2027 (j)		1,700	1,980
1.500% due 04/30/2027 (j)		2,700	3,192
2.900% due 10/31/2046 (j)		400	478

Total Spain (Cost $10,530)			11,136

SWEDEN 5.7%

CORPORATE BONDS & NOTES 5.7%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	19,100	2,367
2.250% due 09/21/2022		28,000	3,684
Nordea Hypotek AB
1.000% due 04/08/2022		29,800	3,719
PZU Finance AB
1.375% due 07/03/2019	EUR	1,700	2,050
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021	SEK	7,000	894
Stadshypotek AB
1.500% due 12/15/2021		30,000	3,830
4.500% due 09/21/2022		13,000	1,887
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		12,000	1,512
2.000% due 06/17/2026		4,000	507
Swedbank Hypotek AB
1.000% due 09/15/2021		8,500	1,066
1.000% due 06/15/2022		20,700	2,579

Total Sweden (Cost $22,169)			24,095

SWITZERLAND 1.5%

CORPORATE BONDS & NOTES 1.5%
Credit Suisse Group AG
2.519% (US0003M + 1.200%) due 12/14/2023 ~		$2,100	2,117
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		1,500	1,507
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	250	327
5.125% due 05/15/2024		$800	855
7.625% due 08/17/2022		400	473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		$1,200	$1,201

Total Switzerland (Cost $6,438)			6,480

UNITED KINGDOM 12.6%

CORPORATE BONDS & NOTES 8.3%
Barclays Bank PLC
7.625% due 11/21/2022		$4,500	5,178
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		3,000	3,094
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(g)	EUR	1,100	1,368
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(g)	GBP	700	967
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(g)		300	441
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		500	751
Frontier Finance PLC
8.000% due 03/23/2022		1,000	1,404
Imperial Brands Finance PLC
2.950% due 07/21/2020		$1,200	1,219
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	2,500	4,195
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)		1,100	1,538
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)		3,100	4,657
Nationwide Building Society
10.250% ~(g)		4	755
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	599
Santander UK Group Holdings PLC
2.875% due 10/16/2020 (j)		5,000	5,075
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(g)	GBP	900	1,312
Tesco Property Finance PLC
5.411% due 07/13/2044		489	715
5.744% due 04/13/2040		195	293
5.801% due 10/13/2040		589	893
7.623% due 07/13/2039		91	158
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	691

			35,303

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Alba PLC
0.470% (BP0003M + 0.190%) due 11/25/2042 ~		679	877
Eurosail PLC
0.035% (EUR003M + 0.160%) due 03/13/2045 ~	EUR	656	767
0.447% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	916	1,212
Great Hall Mortgages PLC
0.093% (EUR003M + 0.130%) due 06/18/2039 ~	EUR	972	1,125
0.463% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	1,320	1,739
0.473% (BP0003M + 0.140%) due 06/18/2039 ~		428	564
0.483% (BP0003M + 0.150%) due 06/18/2038 ~		497	656
Mortgage Funding PLC
1.402% (BP0003M + 1.100%) due 03/13/2046 ~		228	307
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	490	573

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	1,840	$2,475
Southern Pacific Financing PLC
0.467% (BP0003M + 0.180%) due 06/10/2043 ~		336	446
0.887% (BP0003M + 0.600%) due 12/10/2042 ~		288	359
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~		420	544
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		97	124
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		76	96
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		81	102

			11,966

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.125% due 03/22/2024 (f)(j)		3,828	5,876
3.500% due 01/22/2045 (j)		300	534

			6,410

Total United Kingdom (Cost $52,963)			53,679

UNITED STATES 50.1%

ASSET-BACKED SECURITIES 9.4%
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~		$1,062	1,058
ACE Securities Corp. Home Equity Loan Trust
2.137% (US0001M + 0.900%) due 12/25/2034 ~		182	174
Argent Securities Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~		1,369	598
1.387% (US0001M + 0.150%) due 07/25/2036 ~		803	350
1.477% (US0001M + 0.240%) due 07/25/2036 ~		1,004	445
Asset-Backed Funding Certificates Trust
1.397% (US0001M + 0.160%) due 01/25/2037 ~		673	454
Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 07/25/2035 ~		300	301
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~		769	781
1.477% (US0001M + 0.240%) due 06/25/2047 ~		1,000	951
1.557% (US0001M + 0.320%) due 01/25/2047 ~		460	453
1.637% (US0001M + 0.400%) due 09/25/2046 ~		203	195
1.647% (US0001M + 0.410%) due 12/25/2035 ~		545	547
1.727% (US0001M + 0.490%) due 09/25/2035 ~		1,000	987
Countrywide Asset-Backed Certificates
1.387% (US0001M + 0.150%) due 05/25/2037 ~		863	841
1.457% (US0001M + 0.220%) due 09/25/2037 ^~		187	168
1.497% (US0001M + 0.260%) due 12/25/2036 ~		3,772	3,486
4.001% due 04/25/2036 ~		220	220
4.789% due 07/25/2036 ~		540	547
4.843% due 10/25/2046 ^~		472	446
Countrywide Asset-Backed Certificates Trust
1.877% (US0001M + 0.640%) due 10/25/2035 ~		1,000	995

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.957% (US0001M + 0.720%) due 07/25/2034 ~	$380	$383
4.657% due 03/25/2034 ~	1,000	1,006
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	29	27
Credit-Based Asset Servicing and Securitization LLC
1.457% (LIBOR01M + 0.220%) due 07/25/2037 ~	333	223
3.881% due 03/25/2037 ^	1,240	701
Fieldstone Mortgage Investment Trust
1.394% (US0001M + 0.160%) due 11/25/2036 ~	1,320	802
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~	668	665
1.397% (US0001M + 0.160%) due 04/25/2036 ~	247	235
1.727% (US0001M + 0.490%) due 09/25/2035 ~	650	655
2.512% (US0001M + 1.275%) due 07/25/2034 ~	412	419
First NLC Trust
1.942% (US0001M + 0.705%) due 12/25/2035 ~	599	602
Fremont Home Loan Trust
1.717% (US0001M + 0.480%) due 07/25/2035 ~	205	206
GSAA Home Equity Trust
1.687% (US0001M + 0.450%) due 08/25/2037 ~	318	302
GSAMP Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~	218	141
1.337% (US0001M + 0.100%) due 12/25/2046 ~	1,417	889
1.357% (US0001M + 0.120%) due 12/25/2036 ~	1,106	606
1.387% (US0001M + 0.150%) due 12/25/2046 ~	921	582
1.507% (US0001M + 0.270%) due 04/25/2036 ~	974	717
Home Equity Asset Trust
2.437% (US0001M + 1.200%) due 10/25/2033 ~	582	575
Home Equity Mortgage Loan Asset-Backed Trust
1.477% (US0001M + 0.240%) due 04/25/2037 ~	664	455
HSI Asset Securitization Corp. Trust
1.457% (US0001M + 0.220%) due 12/25/2036 ~	663	302
JPMorgan Mortgage Acquisition Trust
1.317% (US0001M + 0.080%) due 08/25/2036 ~	6	3
1.387% (US0001M + 0.150%) due 07/25/2036 ~	2,393	1,249
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~	75	75
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 03/25/2036 ~	902	656
1.537% (US0001M + 0.300%) due 01/25/2036 ~	188	189
Merrill Lynch Mortgage Investors Trust
1.347% (US0001M + 0.110%) due 08/25/2037 ~	716	469
1.497% (US0001M + 0.260%) due 04/25/2037 ~	978	637
1.547% (US0001M + 0.310%) due 08/25/2036 ~	200	198
Morgan Stanley ABS Capital, Inc. Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~	707	423
1.377% (US0001M + 0.140%) due 10/25/2036 ~	772	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.377% (US0001M + 0.140%) due 11/25/2036 ~		$282	$179
1.387% (US0001M + 0.150%) due 11/25/2036 ~		1,572	1,017
1.457% (US0001M + 0.220%) due 11/25/2036 ~		282	181
1.467% (US0001M + 0.230%) due 10/25/2036 ~		1,026	692
1.882% (US0001M + 0.645%) due 09/25/2035 ~		500	501
Morgan Stanley Home Equity Loan Trust
1.942% (US0001M + 0.705%) due 08/25/2035 ~		210	211
New Century Home Equity Loan Trust
1.747% (US0001M + 0.510%) due 09/25/2035 ~		1,000	993
RAAC Trust
1.717% (US0001M + 0.480%) due 03/25/2037 ~		417	418
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		511	323
Residential Asset Mortgage Products Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~		84	84
1.857% (US0001M + 0.620%) due 05/25/2035 ~		1,000	1,007
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		58	58
1.577% (US0001M + 0.340%) due 11/25/2035 ~		500	476
Securitized Asset-Backed Receivables LLC Trust
2.212% (US0001M + 0.975%) due 03/25/2035 ~		317	319
Specialty Underwriting & Residential Finance Trust
4.003% due 02/25/2037 ^		701	376
Structured Asset Investment Loan Trust
1.957% (US0001M + 0.720%) due 02/25/2035 ~		775	775
Structured Asset Securities Corp. Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 03/25/2036 ~		130	130
1.577% (US0001M + 0.340%) due 02/25/2036 ~		1,000	1,000
1.687% (US0001M + 0.450%) due 11/25/2035 ~		1,000	1,003
Washington Mutual Asset-Backed Certificates Trust
1.477% (US0001M + 0.240%) due 05/25/2036 ~		1,481	1,248

			39,841

CORPORATE BONDS & NOTES 14.3%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,119
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (b)		400	399
Ally Financial, Inc.
3.500% due 01/27/2019		1,400	1,424
3.750% due 11/18/2019		200	205
4.125% due 03/30/2020		300	310
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		300	301
Anadarko Petroleum Corp.
6.950% due 06/15/2019		500	539
8.700% due 03/15/2019		500	546
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,141
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,100	1,320
1.954% (US0003M + 0.650%) due 01/15/2020 ~(j)		$2,300	2,312
2.254% (US0003M + 0.950%) due 07/15/2021 ~(j)		1,900	1,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~(j)		$1,800	$1,802
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		300	301
3.222% due 08/15/2024		400	401
4.390% due 08/15/2037		500	511
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,074
4.464% due 07/23/2022		1,400	1,480
4.908% due 07/23/2025		960	1,028
CIT Group, Inc.
5.500% due 02/15/2019		67	70
Citigroup, Inc.
2.650% due 10/26/2020		800	809
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		449	463
CVS Pass-Through Trust
7.507% due 01/10/2032		2,031	2,519
Dell International LLC
4.420% due 06/15/2021		200	210
Discovery Communications LLC
2.200% due 09/20/2019		300	301
eBay, Inc.
2.750% due 01/30/2023		200	200
Emera U.S. Finance LP
2.700% due 06/15/2021		300	302
EQT Corp.
2.104% (US0003M + 0.770%) due 10/01/2020 ~(b)		600	601
2.500% due 10/01/2020 (b)		200	201
3.000% due 10/01/2022 (b)		500	501
EQT Midstream Partners LP
4.125% due 12/01/2026		1,700	1,706
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	237
1.700% due 06/30/2022	GBP	200	267
FirstEnergy Corp.
3.900% due 07/15/2027		$500	510
Ford Motor Credit Co. LLC
5.875% due 08/02/2021 (j)		2,100	2,337
International Lease Finance Corp.
8.250% due 12/15/2020		600	702
JPMorgan Chase & Co.
2.550% due 03/01/2021 (j)		2,000	2,021
Kimco Realty Corp.
3.300% due 02/01/2025		500	500
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~		1,200	1,203
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~		700	701
Nasdaq, Inc.
3.850% due 06/30/2026		1,100	1,133
Navient Corp.
8.000% due 03/25/2020		2,000	2,210
Nissan Motor Acceptance Corp.
2.021% (US0003M + 0.690%) due 09/28/2022 ~		1,000	1,003
Pricoa Global Funding
2.200% due 06/03/2021		1,700	1,696
Reynolds American, Inc.
8.125% due 06/23/2019		1,400	1,543
Rio Oil Finance Trust
9.250% due 07/06/2024		1,268	1,325
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		300	303
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		1,200	1,221
Tagua Leasing LLC
1.581% due 11/16/2024		4,461	4,351

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tesla, Inc.
5.300% due 08/15/2025	$200	$196
UIL Holdings Corp.
4.625% due 10/01/2020 (j)	3,700	3,918
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	100	100
3.125% due 03/16/2022	800	820
3.376% due 02/15/2025	996	1,003
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,600	1,601
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~	1,300	1,323
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022 (j)	2,326	2,367

		60,612

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
2.750% due 01/31/2025 ~	1,000	971
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	1,600	1,609

		2,580

MUNICIPAL BONDS & NOTES 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	17,100	915

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
3.035% due 01/25/2035 ~	165	168
5.250% due 11/25/2037 ^~	479	426
Ally Financial, Inc.
2.500% due 12/15/2017 +(h)	5,000	4,995
Banc of America Funding Trust
1.446% (US0001M + 0.210%) due 04/20/2047 ^~	207	188
1.447% (US0001M + 0.210%) due 04/25/2037 ^~	131	99
3.333% due 05/25/2035 ~	243	255
6.000% due 07/25/2037 ^	305	242
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^	180	166
BCAP LLC Trust
1.447% (US0001M + 0.210%) due 05/25/2047 ~	569	498
4.000% due 02/26/2037 ~	59	59
Bear Stearns Adjustable Rate Mortgage Trust
2.910% (H15T1Y + 2.250%) due 02/25/2036 ~	100	96
3.432% due 08/25/2035 ~	70	64
3.576% due 02/25/2034 ~	19	20
3.701% due 04/25/2034 ~	183	185
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~	101	90
3.564% due 05/25/2035 ~	205	206
3.727% due 09/25/2035 ^~	470	369
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	64	59
3.286% due 03/25/2037 ^~	401	342
Citigroup Mortgage Loan Trust
3.190% due 04/25/2037 ^~	310	266
Citigroup Mortgage Loan Trust, Inc.
3.189% due 05/25/2035 ~	118	119
Countrywide Alternative Loan Trust
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	164	111
3.441% due 06/25/2037 ~	431	377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/25/2035 ^	$43	$39
5.500% due 02/25/2036 ^	70	62
6.000% due 01/25/2037 ^	635	616
6.000% due 02/25/2037 ^	796	566
6.000% due 05/25/2037 ^	637	484
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	621	468
6.500% due 08/25/2037 ^	408	309
8.000% due 10/25/2036 ^	46	42
Countrywide Home Loan Mortgage Pass-Through Trust
1.987% (US0001M + 0.750%) due 03/25/2035 ~	754	650
6.000% due 02/25/2037 ^	268	243
6.250% due 09/25/2036 ^	430	362
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~	290	269
Credit Suisse Mortgage Capital Certificates
3.881% due 08/28/2036 ~	53	53
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	453	427
GreenPoint Mortgage Funding Trust
1.397% (US0001M + 0.160%) due 02/25/2037 ^~	77	76
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~	31	31
GSR Mortgage Loan Trust
3.310% due 05/25/2037 ^~	33	30
HarborView Mortgage Loan Trust
3.534% due 02/25/2036 ^~	66	52
3.628% due 07/19/2035 ^~	29	27
Impac Secured Assets CMN Owner Trust
3.488% due 07/25/2035 ~	148	122
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~	529	506
IndyMac Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 07/25/2035 ~	15	15
3.109% due 12/25/2034 ~	10	10
3.633% due 06/25/2036 ~	368	344
JPMorgan Alternative Loan Trust
2.988% due 12/25/2036 ~	170	169
3.489% due 05/25/2037 ^~	535	528
JPMorgan Mortgage Trust
3.399% due 10/25/2035 ^~	498	473
3.642% due 02/25/2035 ~	11	11
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	323	322
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	58	56
1.487% (US0001M + 0.250%) due 11/25/2035 ~	4	4
2.237% (US0001M + 1.000%) due 10/25/2035 ~	6	6
3.201% due 03/25/2036 ^~	150	116
Morgan Stanley Mortgage Loan Trust
2.137% (US0001M + 0.900%) due 02/25/2036 ^~	64	59
3.255% due 05/25/2036 ^~	250	201
3.878% due 09/25/2035 ^~	278	239
Prime Mortgage Trust
1.737% (US0001M + 0.500%) due 02/25/2035 ~	399	379
6.000% due 06/25/2036 ^	163	161
Residential Accredit Loans, Inc. Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~	671	619
1.367% (US0001M + 0.130%) due 02/25/2037 ~	611	576
1.377% (US0001M + 0.140%) due 01/25/2037 ~	1,061	1,007
1.407% (US0001M + 0.170%) due 12/25/2036 ~	411	350
1.427% (US0001M + 0.190%) due 07/25/2036 ~	580	534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.637% (US0001M + 0.400%) due 11/25/2036 ^~	$418	$293
5.000% due 09/25/2036 ^	110	99
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	51	48
Structured Adjustable Rate Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 10/25/2035 ~	183	176
3.430% due 04/25/2036 ^~	288	251
Structured Asset Mortgage Investments Trust
1.437% (US0001M + 0.200%) due 05/25/2036 ~	572	528
1.447% (US0001M + 0.210%) due 05/25/2036 ~	54	43
Suntrust Adjustable Rate Mortgage Loan Trust
3.482% due 02/25/2037 ^~	459	395
Thornburg Mortgage Securities Trust
1.977% (US0001M + 0.740%) due 09/25/2044 ~	60	57
WaMu Mortgage Pass-Through Certificates Trust
1.517% (US0001M + 0.280%) due 11/25/2045 ~	151	143
1.627% (US0001M + 0.390%) due 10/25/2044 ~	151	150
2.289% (12MTA + 1.400%) due 08/25/2042 ~	11	11
2.859% due 12/25/2036 ^~	448	437
3.180% due 10/25/2036 ^~	807	750
Washington Mutual Mortgage Pass-Through Certificates Trust
1.397% (US0001M + 0.160%) due 02/25/2037 ^~	859	704
5.500% due 11/25/2035 ^	148	137
6.500% due 08/25/2035 ^	162	155
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~	37	38

		25,428

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~	78	79
1.687% (LIBOR01M + 0.450%) due 01/25/2044 ~	414	416
2.440% due 08/01/2022	452	457
2.850% due 06/01/2022	567	582
3.000% due 01/01/2022 - 09/01/2042	934	961
3.500% due 01/01/2026 - 10/01/2040	23	23
4.000% due 01/01/2037 - 10/01/2041	96	101
4.500% due 05/01/2023 - 03/01/2044	675	724
5.000% due 10/01/2032 - 10/01/2041	290	317
5.500% due 01/01/2029 - 02/01/2041	304	340
6.000% due 06/01/2026 - 06/01/2040	847	956
Fannie Mae, TBA
3.000% due 11/01/2047	11,700	11,715
3.500% due 11/01/2047 - 12/01/2047	32,100	32,999
4.000% due 10/01/2047	6,800	7,158
4.500% due 11/01/2047	2,000	2,144
Freddie Mac
1.503% due 01/15/2038 ~(a)	1,335	63
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	1,335	1,329
Freddie Mac, TBA
3.000% due 10/01/2047	3,000	3,009

		63,373

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (j)		$2,416	$2,416
2.500% due 01/15/2029 (j)(l)(n)		14,024	16,931

			19,347

Total United States (Cost $201,815)			212,096

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS (i) 2.8%
			11,684

MEXICO TREASURY BILLS 1.1%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	90,900	4,864

U.S. TREASURY BILLS 0.3%
1.079% due 01/04/2018 (d)(e)(n)		$1,344	1,340

Total Short-Term Instruments (Cost $17,521)			17,888

Total Investments in Securities (Cost $532,939)			543,604

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,157	$130

Total Short-Term Instruments (Cost $130)		130

Total Investments in Affiliates (Cost $130)		130

Total Investments 128.3% (Cost $533,069)		$543,734

Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $(10,561))		2,321

Other Assets and Liabilities, net (28.9)%		(122,412)

Net Assets 100.0%		$423,643

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$4,993	$4,995	1.18%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/09/2014 - 12/22/2014	2,349	908	0.21
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	12/09/2014 - 01/05/2015	2,661	1,037	0.25

				$10,003	$6,940	1.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$11,684	U.S. Treasury Notes 1.750% due 05/31/2022	$(11,919)	$11,684	$11,684

Total Repurchase Agreements						$(11,919)	$11,684	$11,684

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.300%	09/29/2017	10/02/2017		$ (8,462)	$(8,463)
BPS	(0.350)	08/03/2017	11/02/2017		EUR (12,592)	(14,873)
	0.440	07/20/2017	10/11/2017		GBP (399)	(536)
BSN	1.220	08/03/2017	10/03/2017		$ (2,903)	(2,909)
CFR	(1.500)	10/02/2017	TBD	(3)	EUR (1,712)	(2,023)
FOB	1.500	09/29/2017	10/06/2017		$ (5,809)	(5,810)
	1.550	09/29/2017	10/06/2017		(21,665)	(21,668)
MEI	1.280	09/29/2017	10/03/2017		CAD (3,733)	(2,992)
	1.280	10/03/2017	10/13/2017		(2,559)	(2,051)
	1.300	09/29/2017	10/13/2017		(9,428)	(7,557)
MYI	0.380	09/12/2017	10/02/2017		GBP (5,008)	(6,712)
	0.380	10/02/2017	12/14/2017		(4,481)	(6,004)
UBS	(0.430)	07/27/2017	10/19/2017		EUR (313)	(369)
	(0.320)	09/29/2017	11/02/2017		(187)	(221)
	(0.320)	10/02/2017	11/02/2017		(3,373)	(3,986)
	(0.300)	09/29/2017	11/02/2017		(405)	(479)

Total Reverse Repurchase Agreements						$(86,653)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(8,463)	$0	$(8,463)	$8,406	$(57)
BPS	0	(15,409)	0	(15,409)	15,354	(55)
BSN	0	(2,909)	0	(2,909)	2,891	(18)
CFR	0	(2,023)	0	(2,023)	1,969	(54)
FICC	11,684	0	0	11,684	(11,919)	(235)
FOB	0	(27,477)	0	(27,477)	29,063	1,586
MEI	0	(12,600)	0	(12,600)	10,498	(2,102)
MYI	0	(12,716)	0	(12,716)	6,567	(6,149)
UBS	0	(5,056)	0	(5,056)	5,044	(12)

Total Borrowings and Other Financing Transactions	$11,684	$(86,653)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(27,477)	$0	$0	$(27,477)
Sovereign Issues	0	(18,166)	(15,574)	0	(33,740)
U.S. Treasury Obligations	0	(11,372)	0	0	(11,372)

Total Borrowings	$0	$(57,015)	$(15,574)	$0	$(72,589)

Payable for reverse repurchase agreements transactions(5)					$(72,589)

(j)	Securities with an aggregate market value of $79,791 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(31,526) at a weighted average interest rate of 0.511%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(14,064) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.500	11/24/2017	53	$106	$1	$0
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.625	11/24/2017	9	18	0	0
Call - CBOT U.S. Treasury 2-Year Note January Futures	109.500	12/22/2017	12	24	0	0
Call - CBOT U.S. Treasury 2-Year Note January Futures	109.750	12/22/2017	3	6	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	106.000	11/24/2017	12	12	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	106.500	11/24/2017	19	19	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	107.250	11/24/2017	3	3	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.000	11/24/2017	38	38	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.750	11/24/2017	57	57	1	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/24/2017	94	94	1	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.500	11/24/2017	13	13	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	267	267	2	0
Put - CBOT U.S. Treasury 5-Year Note January Futures	107.500	12/22/2017	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/24/2017	29	29	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/24/2017	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	286	286	3	0
Call - CBOT U.S. Treasury 30-Year Bond January Futures	192.000	12/22/2017	123	123	1	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond January Futures	100.000	12/22/2017	168	168	1	2
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	276	690	24	16

					$34	$19

Total Purchased Options					$34	$19

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	276	$690	$(29)	$(5)

Total Written Options					$(29)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	225	CAD	44,346	$(65)	$23	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	8		1,570	1	1	0
90-Day Eurodollar March Futures	03/2018	275	$	67,657	(54)	0	(3)
Australia Government 3-Year Note December Futures	12/2017	17	AUD	1,481	(6)	1	(2)
Australia Government 10-Year Bond December Futures	12/2017	28		2,790	(53)	4	(17)
Euro-Bobl December Futures	12/2017	75	EUR	11,628	(38)	3	(8)
Euro-Buxl 30-Year Bond December Futures	12/2017	3		579	(13)	3	(2)
U.S. Treasury 5-Year Note December Futures	12/2017	462	$	54,285	(335)	0	(76)
U.S. Treasury 10-Year Note December Futures	12/2017	225		28,195	(297)	0	(53)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	197		32,530	(500)	80	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	90	GBP	14,941	(5)	2	0
United Kingdom Long Gilt December Futures	12/2017	8		1,328	(41)	3	0

					$(1,406)	$120	$(161)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	178	$	(43,841)	$9	$0	$0
90-Day Eurodollar December Futures	12/2018	6		(1,472)	2	0	0
90-Day Eurodollar March Futures	03/2019	275		(67,437)	(32)	24	0
Euro-Bono December Futures	12/2017	38	EUR	(6,185)	2	0	(10)

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BTP Italy Government Bond December Futures	12/2017	12	EUR	(1,914)	$5	$0	$(4)
Euro-Bund 10-Year Bond December Futures	12/2017	49		(9,325)	94	16	(12)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	33		(6,051)	11	5	(9)
Euro-Schatz December Futures	12/2017	100		(13,253)	5	1	0
Japan Government 10-Year Bond December Futures	12/2017	5	JPY	(6,681)	32	14	(4)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	14	EUR	(8)	1	1	0
U.S. Treasury 2-Year Note December Futures	12/2017	78	$	(16,825)	40	10	0
U.S. Treasury 30-Year Bond December Futures	12/2017	144		(22,005)	293	0	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	90	GBP	(14,909)	6	0	(2)

					$468	$71	$(46)

Total Futures Contracts					$(938)	$191	$(207)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.157%	$	1,800	$(53)	$4	$(49)	$0	$0
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	600	(17)	(3)	(20)	0	(1)
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		700	(16)	(6)	(22)	0	(1)
Fortum OYJ	(1.000)	Quarterly	12/20/2020	0.278		200	(4)	(2)	(6)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		1,200	(38)	0	(38)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128	$	2,000	(58)	2	(56)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		2,000	(59)	4	(55)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	900	(22)	(4)	(26)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		500	(8)	(5)	(13)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134	$	1,300	(36)	0	(36)	0	0

							$(311)	$(10)	$(321)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.460%	$	2,200	$12	$37	$49	$1	$0
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2017	0.144	EUR	1,000	5	(2)	3	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.474	$	300	5	2	7	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.763	EUR	1,400	(29)	64	35	0	(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		300	(19)	4	(15)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286		300	(15)	11	(4)	0	(1)

							$(41)	$116	$75	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	(1.000)%	Quarterly	12/20/2022	$	7,500	$307	$(6)	$301	$0	$(6)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		1,000	(76)	(3)	(79)	0	(3)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		23,200	(449)	(47)	(496)	0	(8)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	64,100	(902)	(992)	(1,894)	0	(35)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		70,000	(1,836)	(43)	(1,879)	0	(48)
iTraxx Europe Senior 25 5-Year Index	(1.000)	Quarterly	06/20/2021		25,100	(57)	(655)	(712)	0	(10)

						$(3,013)	$(1,746)	$(4,759)	$0	$(110)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	61,300	$ (100)	$ (353)	$(453)	$54	$0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		26,000	(78)	(127)	(205)	29	0
Pay(6)	3-Month CAD-Bank Bill	5.800	Semi-Annual	12/19/2023		3,900	563	(49)	514	6	0
Pay(6)	3-Month CAD-Bank Bill	6.200	Semi-Annual	12/15/2025		2,900	0	0	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	Semi-Annual	06/16/2026	CAD	5,900	$(310)	$332	$22	$0	$(10)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		13,200	278	215	493	0	(21)
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	63,700	30	61	91	0	(8)
Pay(6)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023	PLN	9,000	8	(17)	(9)	0	(7)
Pay(6)	3-Month PLN-WIBOR	3.000	Annual	03/21/2028		4,600	14	(16)	(2)	0	(7)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	24,100	0	(6)	(6)	0	(5)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		36,800	0	(2)	(2)	0	(8)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		9,700	0	(1)	(1)	0	(2)
Receive(6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		62,500	(18)	(19)	(37)	0	(13)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018	$	250,000	131	109	240	0	(8)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		250,000	(253)	(151)	(404)	57	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		57,700	361	(100)	261	24	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		22,600	(127)	45	(82)	15	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		5,700	0	0	0	0	(1)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		21,600	2	(1)	1	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		94,600	(4,917)	3,273	(1,644)	162	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		3,900	72	(23)	49	0	(9)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		6,100	91	(8)	83	0	(12)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		16,900	303	34	337	0	(17)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		7,400	(307)	36	(271)	0	(12)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		4,300	(26)	(247)	(273)	0	(10)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	141,200	(51)	150	99	2	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022		7,300	5	18	23	1	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020		16,000	36	(8)	28	0	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		17,900	172	(66)	106	0	(2)
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		24,400	116	(165)	(49)	23	(8)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		4,700	13	174	187	2	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		23,800	38	(10)	28	3	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		10,100	19	(77)	(58)	1	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		23,800	18	9	27	0	(3)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		9,400	(86)	203	117	0	(13)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		7,700	(227)	199	(28)	0	(26)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,350	(43)	1	(42)	0	(10)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	3,520,000	60	(37)	23	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		970,000	11	(24)	(13)	5	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		270,000	(7)	(6)	(13)	2	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		980,000	1,283	(299)	984	0	(16)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		980,000	(2,418)	994	(1,424)	52	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	(49)	18	(31)	11	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026	MXN	48,300	(275)	110	(165)	0	(6)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		8,800	(1)	25	24	0	(1)
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037		34,200	0	24	24	0	(8)

							$(5,669)	$4,218	$(1,451)	$449	$(246)

Total Swap Agreements							$(9,034)	$2,578	$(6,456)	$450	$(360)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements(7)		Written Options	Futures	Swap Agreements(7)
Total Exchange-Traded or Centrally Cleared	$19	$191	$454	$664	$(5)	$(207)	$(399)	$(611)

(l)	Securities with an aggregate market value of $5,454 and cash of $3,488 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 and liability of $(39) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$239	EUR	200	$0	$(3)
	12/2017		531	CNH	3,664	19	0
BOA	10/2017	BRL	21,663		$6,921	81	0
	10/2017	EUR	5,395		6,462	86	0
	10/2017	ILS	1,836		527	8	0
	10/2017		$6,838	BRL	21,663	2	0
	10/2017		29,972	DKK	187,477	0	(196)
	10/2017		49,502	EUR	42,222	402	(2)
	10/2017		1,158	GBP	854	0	(14)
	10/2017		554	RON	2,133	0	(5)
	10/2017		15,372	SEK	125,725	65	0
	11/2017	EUR	41,919		$49,222	0	(402)
	11/2017	SEK	130,310		15,961	0	(65)
	11/2017		$6,894	BRL	21,663	0	(83)
	11/2017		3,225	TRY	11,741	29	0
	12/2017		1,505	CZK	32,757	0	(10)
	01/2018	DKK	201,415		$32,179	199	(187)
	04/2018		20,943		3,076	0	(288)
BPS	10/2017	BRL	14,700		4,587	0	(55)
	10/2017	IDR	31,758,784		2,355	0	(1)
	10/2017	ILS	2,418		677	0	(8)
	10/2017	PEN	2,357		721	0	(1)
	10/2017		$4,648	BRL	14,700	1	(7)
	10/2017		4,332	CLP	2,918,257	227	0
	10/2017		865	EUR	724	0	(9)
	10/2017		1,129	NOK	8,970	0	(2)
	10/2017		387	PEN	1,265	0	0
	11/2017	COP	1,450,168		$491	0	(1)
	11/2017	KRW	388,528		339	0	0
	11/2017	NOK	8,970		1,129	2	0
	12/2017	INR	26,617		405	1	0
	12/2017		$1,275	INR	82,205	0	(26)
	12/2017		23,027	MXN	417,031	0	(391)
	02/2018	CLP	434,767		$678	1	0
	03/2018	MXN	70,400		3,367	0	(411)
	04/2018	DKK	11,261		1,661	0	(148)
	04/2018		$660	DKK	4,429	52	0
BRC	10/2017		1	IDR	13,470	0	0
	11/2017	MYR	7,544		$1,797	12	0
	11/2017	PLN	3,091		847	0	0
CBK	10/2017	CLP	721,906		1,104	0	(24)
	10/2017	EUR	493		593	10	0
	10/2017	IDR	23,349,507		1,737	5	0
	10/2017	ILS	1,264		358	1	0
	10/2017	RON	5,483		1,406	0	(5)
	10/2017		$436	EUR	361	0	(9)
	10/2017		2,085	IDR	28,036,799	2	(7)
	10/2017		11,992	JPY	1,352,700	30	0
	10/2017		4,815	ZAR	63,216	0	(147)
	10/2017	ZAR	20,172		$1,532	42	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017	COP	7,499,575		$2,538	$0	$(6)
	11/2017	JPY	1,352,700		12,008	0	(30)
	11/2017	TRY	1,643		456	0	0
	11/2017		$5,642	COP	17,085,125	153	0
	12/2017	MXN	72,408		$3,993	63	0
	12/2017	THB	37,035		1,115	4	0
	12/2017		$2,885	CNY	19,181	0	(10)
	12/2017		2,692	INR	175,502	0	(26)
	01/2018		472	IDR	6,432,054	0	0
DUB	10/2017	BRL	6,675		$2,107	0	(1)
	10/2017		$2,104	BRL	6,675	4	0
	10/2017		20	IDR	271,057	0	0
	10/2017		7,287	RUB	420,596	0	(16)
	11/2017		627	BRL	1,994	0	0
	07/2018	BRL	5,980		$1,697	0	(129)
FBF	10/2017		6,609		2,086	0	(1)
	10/2017	CLP	1,677,530		2,649	28	0
	10/2017		$2,108	BRL	6,609	0	(21)
	11/2017		2,840		9,018	0	(5)
	11/2017		710	GBP	530	0	0
	12/2017	MXN	90,311		$4,973	71	0
	12/2017	SGD	777		573	0	0
	12/2017	THB	29,316		884	5	0
	12/2017		$9,676	INR	634,279	0	(41)
	02/2018		2,641	CLP	1,677,530	0	(28)
GLM	10/2017	CAD	494		$396	0	0
	10/2017	CHF	100		104	1	0
	10/2017	DKK	19,475		3,009	0	(85)
	10/2017	GBP	200		265	0	(3)
	10/2017	PEN	14,711		4,504	0	0
	10/2017	RUB	412,434		7,037	0	(93)
	10/2017		$1,951	DKK	13,502	193	0
	10/2017		1,305	IDR	17,556,428	0	(3)
	11/2017	BRL	1,933		$605	0	(3)
	12/2017	HUF	56,859		220	4	0
	12/2017	KRW	1,738,157		1,540	21	0
	12/2017	MYR	3,398		803	0	(1)
	12/2017	PHP	21,326		418	1	0
	12/2017	SGD	9,501		6,980	0	(29)
	12/2017	TWD	11,792		389	0	0
	12/2017		$2,617	CNY	18,082	93	0
	12/2017		1,514	INR	97,515	0	(33)
	12/2017		2,480	MYR	10,444	0	(9)
	12/2017		2,375	PHP	121,748	7	0
	12/2017		2,321	SGD	3,146	0	0
	12/2017		541	TWD	16,153	0	(8)
	01/2018		2,042	DKK	13,938	184	0
	02/2018	CLP	183,198		$287	2	0
	04/2018	DKK	14,746		2,161	0	(208)
	04/2018		$733	KRW	832,615	0	(4)
HUS	10/2017	CAD	16,346		$13,111	10	0
	10/2017	CLP	289,087		434	0	(18)
	10/2017	DKK	24,244		3,716	0	(134)
	10/2017	ILS	2,614		736	0	(4)
	10/2017	PEN	1,583		484	0	(1)
	10/2017	RON	3,299		848	0	(1)
	10/2017		$169	CAD	211	0	0
	10/2017		158	IDR	2,105,547	0	(2)
	10/2017		2,262	RUB	130,540	0	(5)
	10/2017	ZAR	10,874		$805	2	0
	11/2017	PLN	15,718		4,365	58	0
	11/2017		$9,871	PLN	35,574	0	(123)
	11/2017		1,978	TRY	7,029	0	(30)
	12/2017	CNY	11,461		$1,697	0	(21)
	12/2017	CZK	26,938		1,229	0	(1)
	12/2017	HKD	4,625		593	0	0
	12/2017	MXN	58,413		3,179	8	0
	12/2017	PHP	59,445		1,164	1	0
	12/2017	SGD	863		636	0	(1)
	12/2017	THB	26,873		806	0	0

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2017		$1,288	CNY	8,727	$20	$0
	04/2018	KRW	831,808		$733	4	0
IND	10/2017		$5,288	ILS	18,428	0	(74)
JPM	10/2017	CAD	360		$295	7	0
	10/2017	CLP	229,735		366	7	0
	10/2017	DKK	42,905		6,634	6	(186)
	10/2017	EUR	37,619		45,415	953	0
	10/2017	IDR	17,462,800		1,296	1	0
	10/2017	ILS	5,263		1,465	0	(24)
	10/2017	NZD	180		129	0	(1)
	10/2017	TRY	1,643		461	0	0
	10/2017		$27,407	GBP	20,469	22	0
	10/2017		3,650	IDR	49,059,625	0	(11)
	10/2017		273	RUB	15,766	0	0
	10/2017		2,340	SEK	18,615	0	(55)
	11/2017	EUR	2,606		$3,084	0	(1)
	11/2017	GBP	20,469		27,434	0	(21)
	11/2017		$519	CAD	645	0	(2)
	12/2017	INR	206,677		$3,140	2	(1)
	12/2017	KRW	680,954		595	0	0
	12/2017		$915	INR	59,987	0	(4)
	12/2017		7,275	RUB	421,337	0	(40)
	04/2018	KRW	1,020,592		$908	14	0
	04/2018		$6,235	DKK	40,000	190	0
	04/2018		793	KRW	893,552	0	(10)
MSB	10/2017	BRL	14,700		$4,640	0	(1)
	10/2017		$4,740	BRL	14,700	0	(98)
	11/2017	KRW	763,815		$667	0	0
	12/2017		966,349		843	0	(1)
	12/2017		$6,419	THB	212,318	0	(49)
	01/2018	BRL	5,300		$1,693	40	0
	04/2018		9,400		2,956	55	0
	04/2018		$115	KRW	129,318	0	(2)
NAB	10/2017		13,894	CAD	17,200	0	(110)
	11/2017	CAD	17,200		$13,898	110	0
NGF	11/2017	MXN	20,500		994	0	(121)
	11/2017	TRY	3,177		881	1	0
SCX	10/2017	IDR	62,558,987		4,646	5	0
	10/2017	JPY	1,352,700		12,485	463	0
	10/2017	NOK	8,970		1,163	37	0
	10/2017	SEK	144,340		18,264	543	0
	10/2017		$36	IDR	482,064	0	0
	12/2017	CZK	5,412		$246	0	(1)
	12/2017	HKD	3,093		397	0	0
	12/2017		$379	PHP	19,337	0	0
	01/2018		4,601	IDR	62,558,987	0	(8)
SOG	10/2017	GBP	22,117		$28,724	0	(913)
	10/2017	RON	1,218		313	0	(1)
	10/2017		$2,904	RON	11,379	24	0
	12/2017		3,033	TWD	91,487	0	(13)
TOR	10/2017	DKK	107,034		$16,513	0	(487)
UAG	10/2017		8,350		1,285	0	(41)
	10/2017	RON	2,372		615	5	0
	10/2017	RUB	46,637		802	0	(4)
	10/2017		$1,341	GBP	994	0	(9)
	11/2017	MYR	3,700		$881	5	0
	11/2017		$10,482	CAD	13,100	19	0
	11/2017		702	EUR	593	0	0
	12/2017	CNH	2,210		$313	0	(19)
	12/2017		$2,960	CNY	20,979	184	0
	12/2017		3,615	HKD	28,218	3	0
	12/2017		10,156	KRW	11,537,597	0	(74)
	01/2018		1,738	DKK	10,885	1	0

Total Forward Foreign Currency Contracts						$4,911	$(6,023)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$1,952	$36	$39
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	1,192	22	23
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	2,128	39	42

						$97	$104

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$	35,600	$30	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		129,700	132	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		181,300	151	2

								$313	$3

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	10/26/2017	$	79,700	$8	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$	73.000	11/06/2017	$	5,000	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2047		76.500	11/06/2017		6,000	1	0

							$1	$0

Total Purchased Options							$419	$107

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	2,000	$(9)	$(7)
	Call - OTC AUD versus CAD		1.005	12/21/2017		2,000	(9)	(7)
DUB	Put - OTC AUD versus CAD		0.959	12/20/2017		1,800	(8)	(9)
	Call - OTC AUD versus CAD		1.013	12/20/2017		1,800	(8)	(4)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	2,800	(149)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	2,400	(31)	(12)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	3,000	(289)	(30)
	Put - OTC USD versus BRL		3.892	07/02/2018		3,000	(289)	(588)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		2,128	(40)	(11)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		2,368	(48)	(13)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		336	(7)	(2)

							$(887)	$(683)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000%	3-Month USD-LIBOR	10/26/2017	$79,700	$0	$0

Total Written Options						$(1,066)	$(683)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.342%	$	200	$(7)	$1	$0	$(6)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.747	EUR	2,400	41	(76)	0	(35)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	$	2,000	(72)	11	0	(61)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		700	(24)	3	0	(21)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		1,200	(42)	6	0	(36)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		1,700	(59)	8	0	(51)

								$(163)	$(47)	$0	$(210)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%	$	700	$(11)	$8	$0	$(3)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		4,200	2	2	4	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		200	(3)	2	0	(1)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.923		100	(4)	4	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		300	(5)	4	0	(1)
	Indonesia Government International Bond	1.000	Quarterly	09/20/2019	0.381		4,500	(57)	113	56	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		100	0	0	0	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		1,600	(21)	4	0	(17)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114		2,900	(93)	81	0	(12)
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	200	(7)	5	0	(2)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		100	(5)	0	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		600	(7)	1	0	(6)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2019	0.411		9,600	(187)	315	128	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		5,300	(32)	7	0	(25)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114		1,700	(56)	49	0	(7)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.695		7,100	(302)	86	0	(216)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		600	1	1	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		200	(13)	9	0	(4)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	1.011	EUR	1,000	(5)	5	0	0

								$(805)	$696	$190	$(299)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR 2,600	$136	$(128)	$8	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,500	$1,982	$9	$(31)	$0	$(22)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,500	1,182	(4)	(1)	0	(5)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	4,400	5,381	(28)	537	509	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		4,000	5,280	(13)	88	75	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		300	366	(1)	36	35	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		24,300	29,719	(42)	2,851	2,809	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	546	427	2	(1)	1	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/24/2018	CAD	3,800	2,865	0	0	0	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	47	141	188	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		4,100	5,014	(24)	498	474	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	5,600	$7,392	$1	$103	$104	$0

								$(53)	$4,221	$4,195	$(27)

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.020%	Quarterly	07/10/2027	KRW	5,138,500	$0	$6	$6	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		2,454,800	0	4	4	0
	Receive	3-Month KRW-KORIBOR	1.928	Quarterly	08/02/2027		2,200,000	0	21	21	0
	Pay	6-Month THB-THBFIX	2.480	Semi-Annual	05/18/2027	THB	60,600	0	39	39	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037		33,000	0	36	36	0

								$0	$106	$106	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$	3	$0	$(1)	$0	$(1)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019		5	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019		3	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019		5	0	(2)	0	(2)

								$0	$(7)	$0	$(7)

Total Swap Agreements								$(885)	$4,841	$4,499	$(543)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$19	$0	$0	$19	$(3)	$0	$0	$(3)	$16	$0	$16
BOA	872	39	4	915	(1,252)	(14)	(9)	(1,275)	(360)	559	199
BPS	284	0	14	298	(1,060)	0	(124)	(1,184)	(886)	757	(129)
BRC	12	0	56	68	0	0	(22)	(22)	46	0	46
CBK	310	0	684	994	(264)	0	(67)	(331)	663	0	663
DUB	4	23	35	62	(146)	(13)	(7)	(166)	(104)	0	(104)
FBF	104	0	0	104	(96)	0	0	(96)	8	0	8
GLM	506	42	2,809	3,357	(479)	(641)	0	(1,120)	2,237	621	2,858
GST	0	0	128	128	0	0	(310)	(310)	(182)	293	111
HUS	103	0	2	105	(341)	0	(4)	(345)	(240)	136	(104)
IND	0	0	0	0	(74)	0	0	(74)	(74)	0	(74)
JPM	1,202	0	0	1,202	(356)	(13)	0	(369)	833	(730)	103
MSB	95	0	0	95	(151)	(2)	0	(153)	(58)	14	(44)
MYC	0	3	1	4	0	0	0	0	4	(61)	(57)
NAB	110	0	0	110	(110)	0	0	(110)	0	0	0
NGF	1	0	0	1	(121)	0	0	(121)	(120)	0	(120)
RYL	0	0	188	188	0	0	0	0	188	(10)	178
SCX	1,048	0	0	1,048	(9)	0	0	(9)	1,039	(990)	49
SOG	24	0	474	498	(927)	0	0	(927)	(429)	969	540
TOR	0	0	104	104	(487)	0	0	(487)	(383)	581	198
UAG	217	0	0	217	(147)	0	0	(147)	70	0	70

Total Over the Counter	$4,911	$107	$4,499	$9,517	$(6,023)	$(683)	$(543)	$(7,249)

(n)	Securities with an aggregate market value of $3,930 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	191	191
Swap Agreements	0	5	0	0	449	454

	$0	$5	$0	$0	$659	$664

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,911	$0	$4,911
Purchased Options	0	0	0	104	3	107
Swap Agreements	0	198	0	4,195	106	4,499

	$0	$198	$0	$9,210	$109	$9,517

	$0	$203	$0	$9,210	$768	$10,181

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	207	207
Swap Agreements	0	153	0	0	246	399

	$0	$153	$0	$0	$458	$611

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,023	$0	$6,023
Written Options	0	0	0	683	0	683
Swap Agreements	0	509	0	34	0	543

	$0	$509	$0	$6,740	$0	$7,249

	$0	$662	$0	$6,740	$458	$7,860

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(22)	$(22)
Written Options	0	0	0	0	25	25
Futures	0	0	0	0	1,680	1,680
Swap Agreements	0	(1,902)	0	0	(49)	(1,951)

	$0	$(1,902)	$0	$0	$1,634	$(268)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(144)	$0	$(144)
Purchased Options	0	0	0	(127)	(91)	(218)
Written Options	0	0	0	208	131	339
Swap Agreements	0	610	0	4,534	(15)	5,129

	$0	$610	$0	$4,471	$25	$5,106

	$0	$(1,292)	$0	$4,471	$1,659	$4,838

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	24	24
Futures	0	0	0	0	(1,016)	(1,016)
Swap Agreements	0	(995)	0	0	(2,561)	(3,556)

	$0	$(995)	$0	$0	$(3,555)	$(4,550)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,770)	$0	$(6,770)
Purchased Options	0	0	0	38	(97)	(59)
Written Options	0	0	0	(5)	(69)	(74)
Swap Agreements	0	(501)	0	2,721	151	2,371

	$0	$(501)	$0	$(4,016)	$(15)	$(4,532)

	$0	$(1,496)	$0	$(4,016)	$(3,570)	$(9,082)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Belgium
Corporate Bonds & Notes	$0	$1,425	$0	$1,425
Brazil
Corporate Bonds & Notes	0	4,795	0	4,795
Sovereign Issues	0	7,465	0	7,465
Canada
Corporate Bonds & Notes	0	3,218	0	3,218
Non-Agency Mortgage-Backed Securities	0	2,106	0	2,106
Sovereign Issues	0	10,072	0	10,072
Cayman Islands
Asset-Backed Securities	0	22,678	0	22,678
Corporate Bonds & Notes	0	1,945	0	1,945
China
Sovereign Issues	0	968	0	968
Colombia
Corporate Bonds & Notes	0	1,079	0	1,079
Czech Republic
Sovereign Issues	0	744	0	744
Denmark
Corporate Bonds & Notes	0	21,434	0	21,434
France
Corporate Bonds & Notes	0	5,136	0	5,136
Sovereign Issues	0	368	0	368
Germany
Corporate Bonds & Notes	0	3,251	0	3,251

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Greece
Corporate Bonds & Notes	$0	$1,182	$0	$1,182
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,969	0	1,969
Hong Kong
Corporate Bonds & Notes	0	1,812	0	1,812
Indonesia
Sovereign Issues	0	9,785	0	9,785
Ireland
Asset-Backed Securities	0	248	0	248
Corporate Bonds & Notes	0	2,911	0	2,911
Israel
Sovereign Issues	0	1,470	0	1,470
Italy
Corporate Bonds & Notes	0	6,453	0	6,453
Non-Agency Mortgage-Backed Securities	0	3,894	0	3,894
Sovereign Issues	0	13,845	0	13,845
Japan
Corporate Bonds & Notes	0	1,684	0	1,684
Sovereign Issues	0	17,974	0	17,974
Kuwait
Sovereign Issues	0	7,488	0	7,488
Luxembourg
Corporate Bonds & Notes	0	4,304	1,019	5,323
Malaysia
Sovereign Issues	0	3,189	0	3,189

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Mexico
Sovereign Issues	$0	$1,990	$0	$1,990
Netherlands
Asset-Backed Securities	0	239	0	239
Corporate Bonds & Notes	0	9,534	0	9,534
Non-Agency Mortgage-Backed Securities	0	732	0	732
Norway
Corporate Bonds & Notes	0	2,206	0	2,206
Sovereign Issues	0	1,065	0	1,065
Peru
Sovereign Issues	0	8,785	0	8,785
Philippines
Sovereign Issues	0	1,041	0	1,041
Portugal
Corporate Bonds & Notes	0	846	0	846
Qatar
Sovereign Issues	0	5,159	0	5,159
Romania
Sovereign Issues	0	1,366	0	1,366
Saudi Arabia
Sovereign Issues	0	16,174	0	16,174
Singapore
Corporate Bonds & Notes	0	893	0	893
Sovereign Issues	0	1,706	0	1,706
South Africa
Sovereign Issues	0	583	0	583
Spain
Sovereign Issues	0	11,136	0	11,136
Sweden
Corporate Bonds & Notes	0	24,095	0	24,095
Switzerland
Corporate Bonds & Notes	0	6,480	0	6,480
United Kingdom
Corporate Bonds & Notes	0	35,303	0	35,303
Non-Agency Mortgage-Backed Securities	0	11,966	0	11,966
Sovereign Issues	0	6,410	0	6,410
United States
Asset-Backed Securities	0	39,841	0	39,841
Corporate Bonds & Notes	0	60,612	0	60,612

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Loan Participations and Assignments	$0	$2,580	$0	$2,580
Municipal Bonds & Notes	0	915	0	915
Non-Agency Mortgage-Backed Securities	0	20,433	4,995	25,428
U.S. Government Agencies	0	63,373	0	63,373
U.S. Treasury Obligations	0	19,347	0	19,347
Short-Term Instruments
Repurchase Agreements	0	11,684	0	11,684
Mexico Treasury Bills	0	4,864	0	4,864
U.S. Treasury Bills	0	1,340	0	1,340

	$0	$537,590	$6,014	$543,604

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$130	$0	$0	$130

Total Investments	$130	$537,590	$6,014	$543,734

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	210	450	0	660
Over the counter	0	9,517	0	9,517

	$210	$9,967	$0	$10,177

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(212)	(360)	0	(572)
Over the counter	0	(7,247)	(2)	(7,249)

	$(212)	$(7,607)	$(2)	$(7,821)

Total Financial Derivative Instruments	$(2)	$2,360	$(2)	$2,356

Totals	$128	$539,950	$6,012	$546,090

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Luxembourg
Corporate Bonds & Notes	$0	$1,026	$0	$1	$0	$(8)	$0	$0	$1,019	$(8)
United Kingdom
Corporate Bonds & Notes	1,251	0	0	0	0	153	0	(1,404)	0	0
United States
Non-Agency Mortgage- Backed Securities	4,987	0	0	13	0	(5)	0	0	4,995	2

	$6,238	$1,026	$0	$14	$0	$140	$0	$(1,404)	$6,014	$(6)

Financial Derivative Instruments - Liabilities
Over the counter	$(2)	$0	$0	$0	$0	$0	$0	$0	$(2)	$0

Totals	$6,236	$1,026	$0	$14	$0	$140	$0	$(1,404)	$6,012	$(6)

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Luxembourg
Corporate Bonds & Notes	$1,019	Proxy Pricing	Base Price	85.153-85.806
United States
Non-Agency Mortgage-Backed Securities	4,995	Proxy Pricing	Base Price	99.875

Financial Derivative Instruments - Liabilities
Over the counter	(2)	Indicative Market Quotation	Broker Quote	(0.99)

Total	$6,012

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.0%

AUSTRALIA 0.7%

CORPORATE BONDS & NOTES 0.2%
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023		$700	$714

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Puma SE
2.390% (BBSW1M + 0.790%) due 10/18/2045 ~	AUD	808	633
2.500% (BBSW1M + 0.900%) due 05/13/2045 ~		776	609
Swan Trust
2.905% (BBSW1M + 1.300%) due 04/25/2041 ~		659	519

			1,761

Total Australia (Cost $2,796)			2,475

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$1,200	1,222

Total Belgium (Cost $1,220)			1,222

BRAZIL 1.9%

CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
5.999% due 01/27/2028		$700	701
7.250% due 03/17/2044		600	627
7.375% due 01/17/2027		1,300	1,434

			2,762

SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	4,400	1,365
0.000% due 04/01/2018 (d)		7,800	2,382

			3,747

Total Brazil (Cost $6,437)			6,509

CANADA 5.2%

CORPORATE BONDS & NOTES 0.2%
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		$300	302
3.700% due 07/15/2027		500	507

			809

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	498	399
1.572% due 07/01/2020		1,360	1,094
1.572% due 08/01/2020		449	361

			1,854

SOVEREIGN ISSUES 4.5%
Canada Government International Bond
1.500% due 12/01/2044 (e)		451	421
Province of Alberta
1.250% due 06/01/2020		2,300	1,814
2.350% due 06/01/2025 (h)		1,500	1,176
Province of British Columbia
2.300% due 06/18/2026		1,000	779
Province of Ontario
2.600% due 06/02/2025 (h)		6,300	5,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/02/2024 (h)	CAD	2,000	$1,702
6.200% due 06/02/2031		300	325
Province of Quebec
2.750% due 08/25/2021		$1,300	1,330
3.000% due 09/01/2023 (h)	CAD	1,500	1,244
4.250% due 12/01/2021 (h)		2,400	2,088

			15,919

Total Canada (Cost $18,740)			18,582

CAYMAN ISLANDS 5.3%

ASSET-BACKED SECURITIES 5.2%
Atlas Senior Loan Fund Ltd.
2.554% (US0003M + 1.250%) due 10/15/2026 ~		$1,200	1,205
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~		1,200	1,205
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~		2,100	2,104
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		2,400	2,409
CIFC Funding Ltd.
2.517% (US0003M + 1.200%) due 05/24/2026 ~		1,200	1,208
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~		2,100	2,111
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~		1,200	1,205
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		184	184
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~		2,100	2,104
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		1,200	1,206
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		1,200	1,200
TICP CLO Ltd.
2.494% (US0003M + 1.180%) due 04/26/2026 ~		2,100	2,110

			18,251

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	503

Total Cayman Islands (Cost $18,684)			18,754

CHINA 0.1%

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	560	86
China Government International Bond
3.380% due 05/23/2023		600	89
4.080% due 08/22/2023		600	93

Total China (Cost $278)			268

CZECH REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	21,100	965

Total Czech Republic (Cost $849)			965

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 7.3%

CORPORATE BONDS & NOTES 7.3%
BRFkredit A/S
2.000% due 10/01/2047	DKK	6,720	$1,072
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		2,994	476
2.000% due 10/01/2050		4,000	630
2.500% due 10/01/2037		1,645	277
2.500% due 10/01/2047		1,363	225
2.500% due 10/01/2050		1,200	193
Nykredit Realkredit A/S
2.000% due 10/01/2037		6,083	1,001
2.000% due 10/01/2047		48,289	7,675
2.500% due 10/01/2037		5,699	956
2.500% due 10/01/2047		20,686	3,409
Realkredit Danmark A/S
2.000% due 10/01/2037		4,838	797
2.000% due 10/01/2047		31,903	5,070
2.500% due 10/01/2037		6,797	1,141
2.500% due 10/01/2047		16,792	2,771

Total Denmark (Cost $23,487)			25,693

FRANCE 6.4%

CORPORATE BONDS & NOTES 2.1%
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$1,100	1,159
Dexia Credit Local S.A.
1.875% due 03/28/2019		1,800	1,798
1.875% due 09/15/2021		2,700	2,649
2.250% due 02/18/2020		600	601
2.375% due 09/20/2022		700	698
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 09/29/2049 ~(f)		400	424

			7,329

SOVEREIGN ISSUES 4.3%
France Government International Bond
2.000% due 05/25/2048 (h)	EUR	8,600	10,548
3.250% due 05/25/2045 (h)		3,000	4,726

			15,274

Total France (Cost $21,006)			22,603

GERMANY 1.4%

CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,412
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	794
Kreditanstalt fuer Wiederaufbau
5.000% due 03/19/2024	AUD	100	88
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	335
5.375% due 04/23/2024	NZD	1,500	1,203

Total Germany (Cost $4,774)			4,832

GREECE 0.3%

CORPORATE BONDS & NOTES 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	800	946

Total Greece (Cost $914)			946

GUERNSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,243

Total Guernsey, Channel Islands (Cost $1,197)			1,243

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.1%

ASSET-BACKED SECURITIES 0.1%
CELF Loan Partners PLC
0.119% (EUR006M + 0.370%) due 05/03/2023 ~	EUR	359	$425

Total Ireland (Cost $384)			425

ITALY 4.2%

CORPORATE BONDS & NOTES 1.1%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	300	411
Banca Carige SpA
3.875% due 10/24/2018		2,800	3,427

			3,838

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~		57	67
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		260	307
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		963	1,138

			1,512

SOVEREIGN ISSUES 2.7%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (h)		4,100	4,801
2.800% due 03/01/2067 (h)		1,400	1,401
3.450% due 03/01/2048 (h)		300	361
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	2,971

			9,534

Total Italy (Cost $15,088)			14,884

JAPAN 8.7%

CORPORATE BONDS & NOTES 0.9%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$500	508
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		1,300	1,305
2.601% due 09/11/2022		400	397
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,034

			3,244

SOVEREIGN ISSUES 7.8%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,600	1,560
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,400	1,386
2.375% due 07/21/2022		500	502
2.500% due 06/01/2022		200	202
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,177
Japan Government International Bond
0.500% due 09/20/2046	JPY	160,000	1,300
1.400% due 09/20/2034		1,150,000	11,862
1.700% due 09/20/2032		700,000	7,490
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,086

			27,565

Total Japan (Cost $28,852)			30,809

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KUWAIT 1.0%

SOVEREIGN ISSUES 1.0%
Kuwait International Government Bond
2.750% due 03/20/2022		$900	$911
3.500% due 03/20/2027		2,700	2,781

Total Kuwait (Cost $3,570)			3,692

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS
3.850% due 06/15/2024		$300	313
Emerald Bay S.A.
5.000% due 10/31/2020 +	EUR	500	507
5.000% due 06/23/2022 +~		572	576

Total Luxembourg (Cost $1,406)			1,396

MALAYSIA 0.5%

SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	2,600	616
3.678% due 11/23/2017		5,600	1,327

Total Malaysia (Cost $1,951)			1,943

MULTINATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd.
1.820% (US0003M + 0.500%) due 03/23/2035 ~		$1,562	1,406

Total Multinational (Cost $1,139)			1,406

NETHERLANDS 2.1%

ASSET-BACKED SECURITIES 0.0%
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~	EUR	77	91

CORPORATE BONDS & NOTES 2.1%
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$500	505
6.875% due 03/19/2020	EUR	500	688
ING Bank NV
2.625% due 12/05/2022		$4,400	4,460
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		1,000	1,020
ING Groep NV
2.483% (US0003M + 1.150%) due 03/29/2022 ~		200	204
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	500	707

			7,584

Total Netherlands (Cost $7,514)			7,675

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.4%
DNB Bank ASA
2.375% due 06/02/2021		$400	398
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,000	1,008

			1,406

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
1.651% (US0003M + 0.330%) due 06/16/2020 ~		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 01/25/2022		$600	$603

			704

Total Norway (Cost $2,097)			2,110

PERU 0.3%

SOVEREIGN ISSUES 0.3%
Peru Government International Bond
8.200% due 08/12/2026	PEN	2,600	986

Total Peru (Cost $983)			986

POLAND 0.3%

SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	3,400	917

Total Poland (Cost $845)			917

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	600	221

Total Portugal (Cost $677)			221

QATAR 0.2%

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022		$200	213
4.625% due 06/02/2046		600	630

Total Qatar (Cost $796)			843

SAUDI ARABIA 1.3%

SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
2.375% due 10/26/2021		$4,100	4,049
3.250% due 10/26/2026		500	495

Total Saudi Arabia (Cost $4,560)			4,544

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
3.500% due 09/18/2027		$300	298

Total Singapore (Cost $300)			298

SLOVENIA 2.3%

SOVEREIGN ISSUES 2.3%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,100	5,252
5.250% due 02/18/2024		2,600	2,988

Total Slovenia (Cost $7,871)			8,240

SPAIN 2.5%

CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(f)	EUR	200	251

SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018		950	1,141
4.900% due 09/15/2021		450	559
4.950% due 02/11/2020		1,100	1,369

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	119

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Autonomous Community of Madrid
4.688% due 03/12/2020	EUR	200	$263
Spain Government International Bond
0.750% due 07/30/2021 (h)		600	728
1.450% due 10/31/2027 (h)		900	1,048
1.500% due 04/30/2027 (h)		2,300	2,719
2.900% due 10/31/2046 (h)		600	718

			8,545

Total Spain (Cost $8,280)			8,796

SUPRANATIONAL 1.0%

CORPORATE BONDS & NOTES 1.0%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,642

Total Supranational (Cost $4,347)			3,642

SWEDEN 6.0%

CORPORATE BONDS & NOTES 6.0%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	18,300	2,268
2.250% due 09/21/2022		11,400	1,500
Nordea Hypotek AB
1.000% due 04/08/2022		30,900	3,857
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		5,500	702
Stadshypotek AB
1.500% due 12/15/2021		15,000	1,915
2.500% due 04/05/2022		$1,700	1,712
4.500% due 09/21/2022	SEK	19,000	2,758
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,897
2.000% due 06/17/2026		6,000	760
Swedbank AB
2.200% due 03/04/2020		$500	501
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	4,900	615
1.000% due 06/15/2022		13,100	1,632

Total Sweden (Cost $19,625)			21,117

SWITZERLAND 1.6%

CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG
6.500% due 08/08/2023		$1,000	1,133
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		1,200	1,205
2.200% due 06/08/2020		800	802
5.125% due 05/15/2024		400	428
7.625% due 08/17/2022		600	709
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 ~		1,000	997

			5,274

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	464

Total Switzerland (Cost $5,634)			5,738

UNITED KINGDOM 11.0%

CORPORATE BONDS & NOTES 7.1%
Barclays Bank PLC
7.625% due 11/21/2022		$2,800	3,222
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		200	206
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(f)	EUR	1,600	$1,990
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(f)	GBP	500	691
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(f)		$700	741
British Telecommunications PLC
9.125% due 12/15/2030		400	606
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	400	601
Frontier Finance PLC
8.000% due 03/23/2022		900	1,263
HSBC Holdings PLC
4.300% due 03/08/2026		$2,500	2,688
5.100% due 04/05/2021		900	979
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(f)	GBP	300	420
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(f)		1,300	1,953
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(f)		500	804
Nationwide Building Society
10.250% ~(f)		2	441
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~		$500	502
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,715
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(f)	GBP	400	583
Tesco PLC
5.125% due 04/10/2047	EUR	100	131
6.125% due 02/24/2022	GBP	700	1,070
Tesco Property Finance PLC
5.411% due 07/13/2044		294	429
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		400	553
Virgin Money PLC
2.250% due 04/21/2020		800	1,093

			25,144

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		1,293	1,688
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		1,646	2,214
Towd Point Mortgage Funding PLC
1.482% due 02/20/2054		1,685	2,276
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~		316	410
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		73	93
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		57	72
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		61	76

			6,829

SOVEREIGN ISSUES 2.0%
United Kingdom Gilt
3.500% due 01/22/2045 (h)		1,800	3,204
4.250% due 12/07/2040 (h)		2,000	3,846

			7,050

Total United Kingdom (Cost $37,473)			39,023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 49.1%

ASSET-BACKED SECURITIES 3.6%
AFC Home Equity Loan Trust
1.944% (LIBOR01M + 0.710%) due 12/22/2027 ~		$1	$1
Amortizing Residential Collateral Trust
1.937% (US0001M + 0.700%) due 10/25/2031 ~		17	16
Amresco Residential Securities Corp. Mortgage Loan Trust
2.177% (US0001M + 0.940%) due 06/25/2029 ~		54	51
Bear Stearns Asset-Backed Securities Trust
1.879% (US0001M + 0.430%) due 11/25/2035 ^~		1,079	1,083
1.897% (US0001M + 0.660%) due 10/25/2032 ~		8	8
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~		22	21
Citigroup Global Markets Mortgage Securities, Inc.
2.587% (US0001M + 1.350%) due 01/25/2032 ~		31	30
Countrywide Asset-Backed Certificates
1.577% (US0001M + 0.340%) due 12/25/2036 ^~		43	24
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035 ~		129	133
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~		15	15
GSAMP Trust
1.667% (US0001M + 0.430%) due 11/25/2035 ^~		3,222	2,173
Home Equity Mortgage Loan Asset-Backed Trust
1.357% (US0001M + 0.120%) due 04/25/2037 ~		3,040	2,218
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		414	141
Morgan Stanley ABS Capital, Inc. Trust
1.307% (US0001M + 0.070%) due 10/25/2036 ~		3,015	1,783
1.347% (US0001M + 0.110%) due 03/25/2037 ~		1,909	1,019
Morgan Stanley Home Equity Loan Trust
1.587% (US0001M + 0.350%) due 04/25/2037 ~		320	205
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		796	462
Residential Asset Mortgage Products Trust
1.797% (US0001M + 0.560%) due 06/25/2032 ~		12	12
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		50	49
1.737% (US0001M + 0.500%) due 07/25/2032 ^~		36	33
1.837% (US0001M + 0.600%) due 06/25/2032 ^~		20	18
SG Mortgage Securities Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~		2,900	2,342
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	844	996

			12,833

CORPORATE BONDS & NOTES 9.2%
Ally Financial, Inc.
3.500% due 01/27/2019		$300	305
4.750% due 09/10/2018		200	205
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		300	301

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American International Group, Inc.
3.900% due 04/01/2026		$1,800	$1,872
Anadarko Petroleum Corp.
6.950% due 06/15/2019		800	862
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	519
Apple, Inc.
2.300% due 05/11/2022		1,000	1,004
AT&T, Inc.
1.800% due 09/04/2026	EUR	800	960
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$1,700	1,722
3.400% due 08/14/2024		300	301
3.900% due 08/14/2027		1,100	1,103
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~		1,400	1,402
Bank of New York Mellon Corp.
2.200% due 08/16/2023		2,700	2,648
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		200	200
3.222% due 08/15/2024		400	401
4.390% due 08/15/2037		400	409
Charter Communications Operating LLC
4.464% due 07/23/2022		600	634
4.908% due 07/23/2025		1,500	1,606
DDR Corp.
3.900% due 08/15/2024		1,000	1,006
Dell International LLC
4.420% due 06/15/2021		200	210
eBay, Inc.
2.750% due 01/30/2023		200	200
Emera U.S. Finance LP
2.700% due 06/15/2021		300	302
EPR Properties
4.500% due 06/01/2027		500	507
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	237
1.700% due 06/30/2022	GBP	200	267
FirstEnergy Corp.
3.900% due 07/15/2027		$400	408
Forest Laboratories LLC
5.000% due 12/15/2021		200	219
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~		600	601
5.000% due 02/15/2021		600	644
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~		600	601
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)		6,100	398
Navient Corp.
3.683% (CPI YOY + 2.050%) due 01/16/2018 ~		9	226
8.000% due 03/25/2020		300	332
Pricoa Global Funding
2.200% due 06/03/2021		400	399
Southern Co.
2.950% due 07/01/2023		1,000	1,006
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		100	98
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		200	202
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,272
8.250% due 12/15/2020		1,000	1,132
Tesla, Inc.
5.300% due 08/15/2025		100	98
Verizon Communications, Inc.
3.125% due 03/16/2022		1,800	1,846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
2.541% (US0003M + 1.230%) due 10/31/2023 ~	$2,500	$2,558
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	800	814
3.550% due 04/01/2025	600	607

		32,644

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
2.750% due 01/31/2025 ~	800	777
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	1,281	1,287
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	200	196

		2,260

MUNICIPAL BONDS & NOTES 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	500	641
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	400	523
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	251

		1,415

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~	59	55
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	976	833
American Home Mortgage Investment Trust
3.229% (US0012M + 1.500%) due 10/25/2034 ~	93	94
Banc of America Funding Trust
3.228% due 02/20/2036 ~	488	484
3.597% due 01/20/2047 ^~	73	69
Banc of America Mortgage Trust
3.611% due 05/25/2035 ^~	493	491
BCAP LLC Trust
1.570% (US0001M + 0.740%) due 01/26/2047 ~	214	196
3.329% due 02/26/2036 ~	50	51
5.250% due 04/26/2037	334	297
5.250% due 08/26/2037 ~	214	220
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	582	581
3.201% due 05/25/2034 ~	38	36
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	550	556
3.347% due 08/25/2033 ~	52	52
3.353% due 08/25/2033 ~	6	6
3.455% due 10/25/2033 ~	39	40
3.576% due 02/25/2034 ~	6	7
3.636% (US0012M + 1.950%) due 03/25/2035 ~	92	94
3.662% due 05/25/2034 ~	84	82
3.666% due 05/25/2047 ^~	255	245
3.865% due 11/25/2034 ~	59	59
Bear Stearns ALT-A Trust
3.437% due 11/25/2036 ^~	193	176
3.452% due 09/25/2035 ~	522	467
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	873	776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	$49	$45
3.582% due 02/25/2037 ~	120	121
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	35	34
Citigroup Global Markets Mortgage Securities, Inc.
1.737% (US0001M + 0.500%) due 05/25/2032 ~	7	6
Citigroup Mortgage Loan Trust
3.737% due 09/25/2037 ^~	971	918
Citigroup Mortgage Loan Trust, Inc.
3.450% due 08/25/2035 ~	87	87
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.340% due 09/25/2035 ^~	1,086	1,002
Countrywide Alternative Loan Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	878	787
1.447% (US0001M + 0.210%) due 07/25/2046 ^~	42	36
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	252	136
2.258% (12MTA + 1.500%) due 11/25/2035 ~	178	174
2.798% (12MTA + 2.040%) due 11/25/2035 ~	137	135
3.549% due 02/25/2037 ^~	431	420
5.250% due 06/25/2035 ^	91	87
6.000% due 01/25/2037 ^	529	465
6.250% due 08/25/2037 ^	124	110
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	1,049	940
1.897% (US0001M + 0.660%) due 02/25/2035 ~	182	176
1.997% (US0001M + 0.760%) due 09/25/2034 ~	10	10
3.165% due 11/25/2034 ~	101	101
3.252% due 11/25/2035 ^~	18	16
3.483% due 04/20/2035 ~	21	21
3.489% due 08/25/2034 ^~	21	20
3.636% due 11/19/2033 ~	4	4
Credit Suisse First Boston Mortgage Securities Corp.
2.387% (US0001M + 1.150%) due 03/25/2034 ^~	33	32
3.326% due 08/25/2033 ~	26	26
6.500% due 04/25/2033	19	19
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	10	10
DBUBS Mortgage Trust
0.300% due 11/10/2046 ~(a)	4,700	44
0.747% due 11/10/2046 ~(a)	3,640	62
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~	80	70
General Motors Acceptance Corp.
7.430% due 12/01/2021	2	2
GMAC Mortgage Corp. Loan Trust
4.015% due 06/25/2034 ~	13	13
GreenPoint Mortgage Funding Trust
1.417% (US0001M + 0.180%) due 01/25/2037 ~	238	225
1.437% (US0001M + 0.200%) due 10/25/2046 ~	1,269	1,075
1.447% (US0001M + 0.210%) due 04/25/2036 ~	281	259
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~	10	10
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)	4,336	362
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	39	39
3.204% due 09/25/2035 ~	61	62

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	121

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HarborView Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	$1,168	$797
1.421% (LIBOR01M + 0.190%) due 09/19/2037 ~	434	407
1.739% (12MTA + 0.850%) due 12/19/2036 ^~	452	437
3.573% due 07/19/2035 ~	33	30
IndyMac Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ~	947	839
1.437% (US0001M + 0.200%) due 11/25/2046 ~	1,217	1,112
3.109% due 12/25/2034 ~	40	39
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.258% due 12/15/2047 ~(a)	17,162	736
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~	39	38
3.185% due 11/25/2035 ~	44	43
Luminent Mortgage Trust
1.404% (LIBOR01M + 0.170%) due 12/25/2036 ~	1,557	1,394
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	169	36
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	140	137
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	46	45
2.665% (US0006M + 1.250%) due 10/25/2035 ~	284	284
3.107% due 02/25/2033 ~	65	64
Morgan Stanley Bank of America Merrill Lynch Trust
1.273% due 05/15/2046 ~(a)	11,556	562
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2047 ~	467	310
Residential Asset Securitization Trust
1.687% (US0001M + 0.450%) due 12/25/2036 ^~	199	71
6.250% due 10/25/2036 ^	591	591
6.500% due 08/25/2036 ^	496	311
Residential Funding Mortgage Securities, Inc. Trust
3.780% due 09/25/2035 ^~	81	68
6.500% due 03/25/2032	8	8
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~	206	195
1.937% (US0001M + 0.700%) due 10/19/2026 ~	61	60
3.268% due 04/20/2035 ~	844	881
Structured Adjustable Rate Mortgage Loan Trust
3.452% due 02/25/2034 ~	59	59
3.471% due 04/25/2034 ~	117	118
3.661% due 09/25/2034 ~	95	96
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	250	231
1.447% (US0001M + 0.210%) due 05/25/2036 ~	407	321
1.487% (US0001M + 0.250%) due 07/19/2035 ~	804	771
1.817% (US0001M + 0.580%) due 07/19/2034 ~	53	53
Thornburg Mortgage Securities Trust
2.968% (US0012M + 1.200%) due 06/25/2037 ~	699	675
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	168	155
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	346	315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS-Barclays Commercial Mortgage Trust
1.835% due 12/10/2045 ~(a)	$12,369	$826
UBS-Citigroup Commercial Mortgage Trust
2.423% due 01/10/2045 ~(a)	3,439	249
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 07/25/2045 ~	345	341
1.547% (US0001M + 0.310%) due 01/25/2045 ~	204	200
2.207% (COF 11 + 1.500%) due 09/25/2046 ~	1,466	1,461
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	49	48
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	412	394
2.730% due 03/25/2033 ~	225	226
3.042% due 04/25/2035 ~	893	892
3.062% due 06/25/2033 ~	33	34
3.062% due 03/25/2035 ~	186	189
3.146% due 03/25/2034 ~	148	152
3.231% due 08/25/2034 ~	260	264
3.272% due 08/25/2046 ^~	841	816
Washington Mutual Mortgage Pass-Through Certificates Trust
1.659% (12MTA + 0.770%) due 04/25/2047 ^~	41	1
1.687% (US0001M + 0.450%) due 04/25/2035 ~	1,239	1,038
1.829% (12MTA + 0.940%) due 07/25/2046 ^~	251	186
Wells Fargo Mortgage-Backed Securities Trust
3.263% due 06/25/2035 ~	400	406
Wells Fargo-RBS Commercial Mortgage Trust
1.431% due 03/15/2045 ~(a)	12,275	564

		34,706

U.S. GOVERNMENT AGENCIES 20.6%
Fannie Mae
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~	46	46
1.667% (LIBOR01M + 0.430%) due 11/25/2040 ~	581	583
1.687% (LIBOR01M + 0.450%) due 11/25/2040 - 01/25/2044 ~	1,648	1,658
1.737% (LIBOR01M + 0.500%) due 10/25/2040 - 12/25/2040 ~	1,594	1,606
2.744% (H15T1Y + 2.244%) due 11/01/2023 ~	1	1
2.880% (US0012M + 1.380%) due 12/01/2034 ~	118	123
2.996% (H15T1Y + 2.121%) due 03/01/2024 ~	2	2
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	724	770
3.387% (US0012M + 1.637%) due 05/01/2035 ~	40	42
3.490% due 12/01/2020	876	910
4.500% due 08/01/2023 - 06/01/2044	626	673
6.500% due 11/01/2036	344	368
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	14,000	14,024
3.500% due 11/01/2032 - 12/01/2047	28,900	29,708
4.000% due 10/01/2047	5,000	5,263
Freddie Mac
0.987% due 09/25/2022 ~(a)	5,002	176
1.142% due 11/25/2022 ~(a)	5,905	253
1.445% due 08/25/2019 ~(a)	7,978	172
1.503% due 01/15/2038 ~(a)	843	40
1.539% due 11/25/2019 ~(a)	7,023	181
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	843	839
1.834% (LIBOR01M + 0.600%) due 12/15/2037 - 07/15/2040 ~	627	632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.030% (12MTA + 1.200%) due 10/25/2044 ~		$1,246	$1,267
3.045% (H15T1Y + 2.238%) due 05/01/2023 ~		11	11
3.165% (H15T1Y + 2.267%) due 02/01/2029 ~		44	46
3.428% (US0012M + 1.788%) due 04/01/2037 ~		21	23
6.000% due 12/15/2024		34	37
7.400% due 02/01/2021		2	2
Freddie Mac, TBA
3.000% due 10/01/2047		5,000	5,016
3.500% due 11/01/2047		4,000	4,117
Ginnie Mae
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~		50	50
2.125% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		35	37
2.250% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2026 ~		20	20
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2030 ~		52	54
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~		49	51
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~		4,366	4,367

			73,168

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (h)(j)(l)		9,367	9,414
0.125% due 01/15/2023 (h)(l)		6,787	6,771
0.125% due 07/15/2024 (l)		619	612
2.000% due 01/15/2026 (l)		555	624

			17,421

Total United States (Cost $172,276)			174,447

SHORT-TERM INSTRUMENTS 7.6%

REPURCHASE AGREEMENTS (g) 0.6%
			2,275

JAPAN TREASURY BILLS 5.3%
(0.181)% due 11/27/2017 - 12/11/2017 (c)(d)	JPY	2,120,000	18,844

MEXICO TREASURY BILLS 1.3%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	83,100	4,447

U.S. TREASURY BILLS 0.4%
1.035% due 11/09/2017 - 01/04/2018 (c)(d)(l)		$1,481	1,477

Total Short-Term Instruments (Cost $27,328)			27,043

Total Investments in Securities (Cost $453,378)			464,287

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,128	$130

Total Short-Term Instruments (Cost $130)		130

Total Investments in Affiliates (Cost $130)		130

Total Investments 131.0% (Cost $453,508)		$464,417

Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $(1,235))		1,361

Other Assets and Liabilities, net (31.4)%		(111,370)

Net Assets 100.0%		$354,408

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,275	Federal Home Loan Bank 1.375% due 09/28/2020	$(2,322)	$2,275	$2,275

Total Repurchase Agreements						$(2,322)	$2,275	$2,275

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOS	1.280%	07/26/2017	10/26/2017	$	(2,488)	$(2,494)
	1.350	09/22/2017	10/06/2017		(1,802)	(1,803)
BPS	(0.400)	10/02/2017	11/02/2017	EUR	(3,171)	(3,748)
	(0.350)	08/03/2017	11/02/2017		(3,327)	(3,930)
	0.440	07/20/2017	10/11/2017	GBP	(2,397)	(3,214)
	0.440	09/27/2017	10/11/2017		(2,894)	(3,878)
BSN	1.220	08/07/2017	10/10/2017	$	(761)	(762)
	1.240	08/11/2017	10/11/2017		(7,384)	(7,397)
	1.250	08/29/2017	10/27/2017		(2,438)	(2,441)
MBC	(0.450)	07/27/2017	10/19/2017	EUR	(12,972)	(15,319)
	(0.330)	08/03/2017	11/02/2017		(2,308)	(2,726)
	(0.300)	08/03/2017	11/02/2017		(314)	(371)

Total Reverse Repurchase Agreements						$(48,083)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	123

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions(3)
BPG	1.290%	09/13/2017	10/13/2017	$	(1,725)	$(1,725)
TDM	1.300	09/21/2017	10/13/2017	CAD	(2,637)	(2,151)
	1.300	09/26/2017	10/13/2017		(9,965)	(8,041)
	1.300	09/28/2017	10/13/2017		(1,554)	(1,246)

Total Sale-Buyback Transactions						$(13,163)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.2)%
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	4.500%	10/01/2047	$800	$(860)	$(859)

Total Short Sales (0.2)%				$(860)	$(859)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(4,297)	$0	$(4,297)	$4,300	$3
BPS	0	(14,770)	0	(14,770)	14,691	(79)
BSN	0	(10,600)	0	(10,600)	10,559	(41)
FICC	2,275	0	0	2,275	(2,322)	(47)
MBC	0	(18,416)	0	(18,416)	18,354	(62)

Master Securities Forward Transaction Agreement
BPG	0	0	(1,725)	(1,725)	1,705	(20)
TDM	0	0	(11,438)	(11,438)	11,250	(188)

Total Borrowings and Other Financing Transactions	$2,275	$(48,083)	$(13,163)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(22,411)	$(7,027)	$0	$(29,438)
U.S. Treasury Obligations	0	(14,897)	0	0	(14,897)

Total	$0	$(37,308)	$(7,027)	$0	$(44,335)

Sale-Buyback Transactions
Sovereign Issues	0	(11,438)	0	0	(11,438)
U.S. Treasury Obligations	0	(1,725)	0	0	(1,725)

Total	$0	$(13,163)	$0	$0	$(13,163)

Total Borrowings	$0	$(50,471)	$(7,027)	$0	$(57,498)

Payable for reverse repurchase agreements and sale-buyback transactions(5)					$(57,498)

(h)	Securities with an aggregate market value of $60,858 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(60,417) at a weighted average interest rate of 0.472%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(3,748) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.500	11/24/2017	$1	$1	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/24/2017	10	10	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.750	11/24/2017	31	31	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	240	240	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/24/2017	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	494	494	4	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/24/2017	74	74	1	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	193.000	11/24/2017	76	76	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	105.000	11/24/2017	4	4	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	107.000	11/24/2017	179	179	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	226	565	20	13

					$29	$14

Total Purchased Options					$29	$14

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	226	$565	$(24)	$(4)

Total Written Options					$(24)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	208	CAD	40,996	$(63)	$21	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	6		1,178	1	1	0
90-Day Eurodollar March Futures	03/2018	300	$	73,808	(51)	0	(4)
Australia Government 3-Year Note December Futures	12/2017	10	AUD	871	(5)	1	(1)
Australia Government 10-Year Bond December Futures	12/2017	15		1,495	(28)	2	(9)
Euro-BTP Italy Government Bond December Futures	12/2017	14	EUR	2,233	(7)	8	0
Euro-Buxl 30-Year Bond December Futures	12/2017	10		1,930	(42)	10	(6)
Euro-Schatz December Futures	12/2017	150		19,879	(5)	0	(2)
Japan Government 10-Year Bond December Futures	12/2017	11	JPY	14,698	(58)	9	(31)
U.S. Treasury 5-Year Note December Futures	12/2017	250	$	29,375	(184)	0	(41)
U.S. Treasury 10-Year Note December Futures	12/2017	512		64,160	(673)	0	(120)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	183		30,218	(464)	74	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	72	GBP	11,953	(4)	1	0
United Kingdom Long Gilt December Futures	12/2017	15		2,490	(77)	5	(1)

					$(1,660)	$132	$(215)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	166	$	(40,886)	$9	$0	$0
90-Day Eurodollar December Futures	12/2018	5		(1,227)	2	0	0
90-Day Eurodollar March Futures	03/2019	300		(73,568)	92	26	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	125

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond December Futures	12/2017	8	CAD	(867)	$16	$1	$(1)
Euro-Bund 10-Year Bond December Futures	12/2017	7	EUR	(1,332)	13	2	(2)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	159		(29,154)	83	23	(45)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	11		(6)	0	1	0
U.S. Treasury 30-Year Bond December Futures	12/2017	58	$	(8,863)	90	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	72	GBP	(11,927)	5	0	(1)

					$310	$56	$(51)

Total Futures Contracts					$(1,350)	$188	$(266)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.202%	$	900	$(53)	$20	$(33)	$0	$0
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.157		1,200	(35)	3	(32)	0	0
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	300	(9)	(1)	(10)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		500	(11)	(5)	(16)	0	(1)
Fortum OYJ	(1.000)	Quarterly	12/20/2020	0.278		200	(4)	(2)	(6)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		1,000	(32)	1	(31)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128	$	900	(26)	1	(25)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		1,400	(40)	1	(39)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	300	(7)	(2)	(9)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134	$	800	(22)	0	(22)	0	0

							$(239)	$16	$(223)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ryder System, Inc.	1.000%	Quarterly	06/20/2022	0.474%	$	300	$6	$1	$7	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.763	EUR	500	(15)	28	13	0	(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		200	(15)	5	(10)	0	0

							$(24)	$34	$10	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	1,400	$(106)	$(6)	$(112)	$0	$(3)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	39,500	(1,047)	(13)	(1,060)	0	(25)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		400	(10)	(2)	(12)	0	0

						$(1,163)	$(21)	$(1,184)	$0	$(28)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	40,100	$(159)	$(137)	$(296)	$35	$0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		24,100	(105)	(85)	(190)	25	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		3,400	(4)	17	13	0	(6)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		8,700	277	48	325	0	(14)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(20)	6	(14)	0	0
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	42,800	38	23	61	0	(6)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	19,900	0	(5)	(5)	0	(4)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		30,800	0	(2)	(2)	0	(6)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		15,100	0	1	1	0	(3)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		8,300	0	(1)	(1)	0	(2)
Receive(6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		63,200	(19)	(19)	(38)	0	(13)

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month USD-LIBOR	1.750%	Semi-Annual	06/18/2018	$	150,000	$171	$(27)	$144	$0	$(5)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		150,000	(333)	91	(242)	34	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		56,500	357	(101)	256	24	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		18,600	(104)	37	(67)	12	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		8,300	0	3	3	0	(1)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		17,500	1	0	1	0	(3)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		3,800	(46)	14	(32)	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		67,000	1,165	(125)	1,040	123	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,700	(693)	38	(655)	0	(18)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,900	128	(21)	107	0	(15)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		13,900	318	(41)	277	0	(14)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		11,100	(362)	(44)	(406)	2	(16)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,900	(87)	(34)	(121)	0	(4)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	10,000	41	(6)	35	3	0
Receive	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	12/17/2025	AUD	1,800	(81)	9	(72)	4	0
Receive	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	06/17/2026		100	(3)	1	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020	EUR	3,100	(7)	2	(5)	0	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		27,400	353	(140)	213	0	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		30,900	141	(203)	(62)	20	(32)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		14,550	601	(20)	581	6	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	19,000	30	(8)	22	3	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		5,800	11	(45)	(34)	1	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		19,000	14	7	21	0	(2)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		4,500	(41)	97	56	0	(6)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		6,700	(192)	168	(24)	0	(23)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,500	(128)	50	(78)	0	(19)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	1,990,000	15	(2)	13	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021		520,000	(81)	3	(78)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,010,000	(20)	7	(13)	5	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		380,000	(21)	3	(18)	2	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		120,000	123	(3)	120	0	(2)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		260,000	(416)	38	(378)	17	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		290,000	(74)	41	(33)	11	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	3,400	9	0	9	0	(1)
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		10,100	25	2	27	0	(1)

							$822	$(363)	$459	$335	$(216)

Total Swap Agreements							$(604)	$(334)	$(938)	$335	$(246)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$14	$188	$335	$537	$(4)	$(266)	$(246)	$(516)

(j)	Securities with an aggregate market value of $506 and cash of $7,000 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	127

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2017		$4,632	CAD	5,650	$0	$(102)
	12/2017		3,331	CNH	23,006	119	0
BOA	10/2017	BRL	7,765		$2,481	29	0
	10/2017	DKK	102,001		15,517	0	(684)
	10/2017		$2,451	BRL	7,766	1	0
	10/2017		26,777	DKK	167,490	0	(175)
	10/2017		975	GBP	719	0	(12)
	10/2017		526	ILS	1,846	0	(4)
	11/2017	EUR	4,061		$4,830	20	(1)
	11/2017	SEK	134,905		16,625	23	0
	11/2017		$2,471	BRL	7,766	0	(30)
	11/2017		15,214	CAD	19,000	18	0
	11/2017		72,458	EUR	61,479	369	0
	11/2017		422	SEK	3,350	0	(10)
	11/2017		1,825	TRY	6,643	16	0
	12/2017		561	CZK	12,212	0	(4)
	01/2018	DKK	170,754		$27,405	178	(44)
	04/2018		$1,544	DKK	10,561	153	0
BPS	10/2017	BRL	12,200		$3,807	0	(45)
	10/2017	IDR	12,334,200		915	0	0
	10/2017		$3,851	BRL	12,200	1	0
	10/2017		800	PEN	2,614	0	0
	11/2017	CAD	2,703		$2,225	58	0
	11/2017	JPY	320,900		2,880	23	0
	11/2017	KRW	339,246		296	0	0
	11/2017	TRY	667		185	0	0
	11/2017		$227	EUR	192	1	0
	12/2017	INR	27,537		$419	1	0
	12/2017		$863	INR	55,637	0	(18)
	03/2018	MXN	64,400		$3,080	0	(376)
	04/2018	DKK	10,561		1,573	0	(123)
BRC	10/2017		$1,292	IDR	17,393,160	0	(2)
	11/2017	CAD	14,359		$11,408	0	(104)
CBK	10/2017	IDR	1,568,997		117	1	0
	10/2017	PEN	1,746		534	0	0
	10/2017		$125	IDR	1,681,925	0	0
	10/2017		739	ZAR	9,708	0	(23)
	11/2017	CAD	15,131		$12,500	370	0
	11/2017	JPY	420,000		3,864	123	0
	12/2017	KRW	228,237		201	2	0
	12/2017		$3,063	MXN	55,521	0	(50)
CIB	11/2017		2,123	CAD	2,600	0	(38)
DUB	10/2017	BRL	4,508		$1,423	0	0
	10/2017		$1,421	BRL	4,508	2	0
	11/2017		540		1,717	0	0
	11/2017		2,554	SEK	20,500	0	(31)
	07/2018	BRL	3,900		$1,106	0	(84)
FBF	10/2017		3,257		1,028	0	0
	10/2017		$1,039	BRL	3,257	0	(11)
	12/2017		2,725	INR	178,603	0	(12)
GLM	10/2017	DKK	8,435		$1,299	0	(40)
	10/2017	GBP	2,584		3,394	7	(76)
	10/2017	RUB	155,805		2,658	0	(35)
	10/2017		$121	IDR	1,621,161	0	(1)
	10/2017		982	PEN	3,208	0	0
	11/2017	CAD	9,664		$7,742	38	(44)
	11/2017	EUR	1,966		2,319	0	(10)

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017		$28,809	JPY	3,147,700	$0	$(782)
	11/2017		533	NOK	4,215	0	(3)
	12/2017	JPY	700,000		$6,364	121	0
	12/2017	KRW	1,189,621		1,054	14	0
	12/2017		$296	INR	19,406	0	(1)
	12/2017		1,054	MYR	4,438	0	(4)
	12/2017		2,290	SGD	3,104	0	0
	04/2018		634	KRW	720,161	0	(3)
HUS	10/2017	DKK	30,220		$4,630	0	(170)
	10/2017		$5,133	RUB	299,649	47	0
	11/2017	CAD	1,638		$1,323	9	0
	11/2017	EUR	1,658		1,983	19	0
	11/2017		$9,635	CAD	12,100	66	0
	11/2017		844	EUR	706	0	(8)
	11/2017		233	PLN	839	0	(3)
	12/2017	MXN	2,130		$117	2	0
IND	10/2017		$291	GBP	220	4	0
JPM	10/2017	AUD	724		$574	6	0
	10/2017	DKK	39,480		6,101	5	(174)
	10/2017	IDR	1,441,305		107	0	0
	10/2017	NZD	1,090		779	0	(8)
	10/2017		$1,284	GBP	948	0	(14)
	10/2017		490	IDR	6,606,195	0	0
	10/2017		172	RUB	9,933	0	0
	11/2017	CAD	16,944		$13,674	90	0
	11/2017	EUR	3,708		4,394	1	0
	11/2017	JPY	500,000		4,594	140	0
	11/2017	SEK	1,205		153	5	0
	11/2017		$4,866	CAD	6,105	62	(34)
	11/2017		1,848	CHF	1,778	0	(6)
	11/2017		221	EUR	184	0	(3)
	11/2017		13,312	JPY	1,469,000	5	(238)
	12/2017	INR	64,055		$974	1	0
	12/2017		$6,258	JPY	700,000	0	(14)
	04/2018	KRW	882,340		$785	12	0
	04/2018		$668	KRW	752,702	0	(9)
MSB	10/2017	BRL	12,200		$3,851	0	(1)
	10/2017		$3,934	BRL	12,200	0	(82)
	11/2017	KRW	627,542		$548	0	0
	12/2017		$1,096	THB	36,259	0	(8)
	01/2018	BRL	4,400		$1,406	33	0
	01/2018		$476	DKK	3,278	47	0
	04/2018	BRL	7,800		$2,453	46	0
	04/2018		$117	KRW	131,566	0	(2)
NAB	11/2017	CAD	2,636		$2,072	0	(41)
	11/2017		$5,634	CAD	7,060	29	(3)
NGF	11/2017	MXN	18,700		$907	0	(110)
RBC	10/2017	DKK	5,125		820	7	(1)
	10/2017		$1,845	DKK	11,580	0	(6)
	11/2017	CAD	7,967		$6,412	26	0
	11/2017		$18,080	CAD	22,500	106	(148)
SCX	10/2017	AUD	211		$167	1	0
	10/2017	IDR	25,733,444		1,911	2	0
	11/2017		$378	SEK	3,005	0	(8)
	12/2017	SGD	9,837		$7,201	0	(56)
	01/2018		$1,892	IDR	25,733,444	0	(3)
SOG	10/2017	RUB	7,337		$127	0	0
	11/2017		$203	EUR	170	0	(1)
	03/2018	CZK	21,430		$878	0	(108)
TOR	10/2017	DKK	6,097		941	0	(28)
	11/2017	TRY	556		155	1	0
UAG	10/2017	DKK	5,220		803	0	(26)
	10/2017		$4,063	DKK	28,137	406	0
	10/2017		1,074	GBP	796	0	(8)
	11/2017	EUR	1,101		$1,299	0	(5)
	11/2017	MYR	8,387		1,995	10	0
	11/2017	TRY	2,135		592	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	129

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017		$1,207	SEK	9,585	$0	$(28)
	12/2017	CNH	24,892		$3,524	0	(210)
	12/2017	JPY	1,200,000		11,061	362	0
	12/2017		$5,979	KRW	6,792,171	0	(44)
	01/2018		1,849	DKK	11,580	1	0
	04/2018	KRW	719,463		$634	4	0

Total Forward Foreign Currency Contracts						$3,244	$(4,590)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$1,683	$31	$33
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	1,037	19	20
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	1,842	34	37

						$84	$90

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$	26,300	$22	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		95,900	98	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		134,000	112	1

								$232	$2

Total Purchased Options								$316	$92

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	1,500	$(7)	$(5)
	Call - OTC AUD versus CAD		1.005	12/21/2017		1,500	(7)	(5)
DUB	Put - OTC AUD versus CAD		0.959	12/20/2017		1,500	(7)	(8)
	Call - OTC AUD versus CAD		1.013	12/20/2017		1,500	(7)	(3)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,000	(53)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	1,900	(25)	(9)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,000	(192)	(20)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,000	(192)	(392)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		1,842	(34)	(10)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		1,999	(41)	(11)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		339	(7)	(2)

							$(572)	$(465)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Total Written Options						$(598)	$(465)

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.342%	$	100	$(4)	$1	$0	$(3)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.747	EUR	700	12	(22)	0	(10)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	$	1,500	(54)	8	0	(46)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		1,400	(49)	7	0	(42)
	Springleaf Finance Corp.	(5.000)	Quarterly	06/20/2020	1.402		1,200	(119)	3	0	(116)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		300	(10)	1	0	(9)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		1,400	(49)	7	0	(42)

								$(273)	$5	$0	$(268)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC +	1.000%	Quarterly	12/20/2021	1.079%	EUR	200	$(7)	$5	$0	$(2)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	$	400	(25)	17	0	(8)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		300	(18)	8	0	(10)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		600	(29)	2	0	(27)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		400	1	0	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		1,000	(64)	43	0	(21)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		200	(10)	1	0	(9)

								$(152)	$76	$1	$(77)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,600	$84	$(79)	$5	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,000	$1,585	$7	$(24)	$0	$(17)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,200	945	(3)	(1)	0	(4)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	6,800	8,316	3	783	786	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	131

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	2,800	$3,696	$(9)	$61	$52	$0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		300	366	0	36	36	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		16,500	20,180	(31)	1,938	1,907	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	295	231	1	0	1	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/24/2018	CAD	20,400	10,253	0	0	0	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,200	1,464	35	106	141	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		3,000	3,669	(17)	364	347	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		7,200	9,504	1	133	134	0

								$(13)	$3,396	$3,404	$(21)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.030%	Quarterly	07/10/2027	KRW	1,863,300	$0	$1	$1	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		6,107,000	0	20	20	0

								$0	$21	$21	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$(1)	$0	$(1)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	4	0	(2)	0	(2)

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000%	Maturity	06/24/2019	3	$0	$(1)	$0	$(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	4	0	(2)	0	(2)

							$0	$(6)	$0	$(6)

Total Swap Agreements							$(354)	$3,413	$3,431	$(372)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$119	$0	$0	$119	$(102)	$0	$0	$(102)	$17	$(70)	$(53)
BOA	807	33	0	840	(964)	(10)	(3)	(977)	(137)	416	279
BPS	84	0	6	90	(562)	0	(77)	(639)	(549)	635	86
BRC	0	0	0	0	(106)	0	(158)	(264)	(264)	297	33
CBK	496	0	858	1,354	(73)	0	(11)	(84)	1,270	(280)	990
CIB	0	0	0	0	(38)	0	0	(38)	(38)	0	(38)
DUB	2	20	36	58	(115)	(11)	(6)	(132)	(74)	0	(74)
FBF	0	0	0	0	(23)	0	(8)	(31)	(31)	0	(31)
GLM	180	37	1,907	2,124	(999)	(431)	0	(1,430)	694	1,384	2,078
GST	0	0	0	0	0	0	(79)	(79)	(79)	0	(79)
HUS	143	0	1	144	(181)	0	(30)	(211)	(67)	0	(67)
IND	4	0	0	4	0	0	0	0	4	0	4
JPM	327	0	0	327	(500)	(11)	0	(511)	(184)	481	297
MSB	126	0	0	126	(93)	(2)	0	(95)	31	0	31
MYC	0	2	1	3	0	0	0	0	3	0	3
NAB	29	0	0	29	(44)	0	0	(44)	(15)	0	(15)
NGF	0	0	0	0	(110)	0	0	(110)	(110)	0	(110)
RBC	139	0	0	139	(155)	0	0	(155)	(16)	0	(16)
RYL	0	0	141	141	0	0	0	0	141	(10)	131
SCX	3	0	0	3	(67)	0	0	(67)	(64)	0	(64)
SOG	0	0	347	347	(109)	0	0	(109)	238	0	238
TOR	1	0	134	135	(28)	0	0	(28)	107	0	107
UAG	784	0	0	784	(321)	0	0	(321)	463	(470)	(7)

Total Over the Counter	$3,244	$92	$3,431	$6,767	$(4,590)	$(465)	$(372)	$(5,427)

(l)	Securities with an aggregate market value of $3,213 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	133

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	188	188
Swap Agreements	0	0	0	0	335	335

	$0	$0	$0	$0	$537	$537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,244	$0	$3,244
Purchased Options	0	0	0	90	2	92
Swap Agreements	0	6	0	3,404	21	3,431

	$0	$6	$0	$6,738	$23	$6,767

	$0	$6	$0	$6,738	$560	$7,304

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	266	266
Swap Agreements	0	30	0	0	216	246

	$0	$30	$0	$0	$486	$516

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,590	$0	$4,590
Written Options	0	0	0	465	0	465
Swap Agreements	0	345	0	27	0	372

	$0	$345	$0	$5,082	$0	$5,427

	$0	$375	$0	$5,082	$486	$5,943

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(19)	$(19)
Written Options	0	0	0	0	21	21
Futures	0	0	0	0	3,409	3,409
Swap Agreements	0	(1,180)	0	0	7,289	6,109

	$0	$(1,180)	$0	$0	$10,700	$9,520

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,408	$0	$5,408
Purchased Options	0	0	0	(105)	(81)	(186)
Written Options	0	0	0	157	114	271
Swap Agreements	0	(110)	0	3,837	38	3,765

	$0	$(110)	$0	$9,297	$71	$9,258

	$0	$(1,290)	$0	$9,297	$10,771	$18,778

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Written Options	0	0	0	0	20	20
Futures	0	0	0	0	(1,608)	(1,608)
Swap Agreements	0	38	0	0	(8,357)	(8,319)

	$0	$38	$0	$0	$(9,950)	$(9,912)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,607)	$0	$(2,607)
Purchased Options	0	0	0	38	(62)	(24)
Written Options	0	0	0	2	(60)	(58)
Swap Agreements	0	(99)	0	2,540	(39)	2,402

	$0	$(99)	$0	$(27)	$(161)	$(287)

	$0	$(61)	$0	$(27)	$(10,111)	$(10,199)

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$714	$0	$714
Non-Agency Mortgage-Backed Securities	0	1,761	0	1,761
Belgium
Corporate Bonds & Notes	0	1,222	0	1,222
Brazil
Corporate Bonds & Notes	0	2,762	0	2,762
Sovereign Issues	0	3,747	0	3,747
Canada
Corporate Bonds & Notes	0	809	0	809
Non-Agency Mortgage-Backed Securities	0	1,854	0	1,854
Sovereign Issues	0	15,919	0	15,919
Cayman Islands
Asset-Backed Securities	0	18,251	0	18,251
Corporate Bonds & Notes	0	503	0	503
China
Sovereign Issues	0	268	0	268
Czech Republic
Sovereign Issues	0	965	0	965
Denmark
Corporate Bonds & Notes	0	25,693	0	25,693
France
Corporate Bonds & Notes	0	7,329	0	7,329
Sovereign Issues	0	15,274	0	15,274
Germany
Corporate Bonds & Notes	0	4,832	0	4,832
Greece
Corporate Bonds & Notes	0	946	0	946
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,243	0	1,243
Ireland
Asset-Backed Securities	0	425	0	425
Italy
Corporate Bonds & Notes	0	3,838	0	3,838
Non-Agency Mortgage-Backed Securities	0	1,512	0	1,512
Sovereign Issues	0	9,534	0	9,534
Japan
Corporate Bonds & Notes	0	3,244	0	3,244
Sovereign Issues	0	27,565	0	27,565
Kuwait
Sovereign Issues	0	3,692	0	3,692
Luxembourg
Corporate Bonds & Notes	0	313	1,083	1,396
Malaysia
Sovereign Issues	0	1,943	0	1,943
Multinational
Corporate Bonds & Notes	0	1,406	0	1,406
Netherlands
Asset-Backed Securities	0	91	0	91
Corporate Bonds & Notes	0	7,584	0	7,584
Norway
Corporate Bonds & Notes	0	1,406	0	1,406
Sovereign Issues	0	704	0	704
Peru
Sovereign Issues	0	986	0	986
Poland
Sovereign Issues	0	917	0	917
Portugal
Corporate Bonds & Notes	0	221	0	221
Qatar
Sovereign Issues	0	843	0	843
Saudi Arabia
Sovereign Issues	0	4,544	0	4,544

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Singapore
Corporate Bonds & Notes	$0	$298	$0	$298
Slovenia
Sovereign Issues	0	8,240	0	8,240
Spain
Corporate Bonds & Notes	0	251	0	251
Sovereign Issues	0	8,545	0	8,545
Supranational
Corporate Bonds & Notes	0	3,642	0	3,642
Sweden
Corporate Bonds & Notes	0	21,117	0	21,117
Switzerland
Corporate Bonds & Notes	0	5,274	0	5,274
Sovereign Issues	0	464	0	464
United Kingdom
Corporate Bonds & Notes	0	25,144	0	25,144
Non-Agency Mortgage-Backed Securities	0	6,829	0	6,829
Sovereign Issues	0	7,050	0	7,050
United States
Asset-Backed Securities	0	12,833	0	12,833
Corporate Bonds & Notes	226	32,418	0	32,644
Loan Participations and Assignments	0	2,064	196	2,260
Municipal Bonds & Notes	0	1,415	0	1,415
Non-Agency Mortgage-Backed Securities	0	34,706	0	34,706
U.S. Government Agencies	0	73,168	0	73,168
U.S. Treasury Obligations	0	17,421	0	17,421
Short-Term Instruments
Repurchase Agreements	0	2,275	0	2,275
Japan Treasury Bills	0	18,844	0	18,844
Mexico Treasury Bills	0	4,447	0	4,447
U.S. Treasury Bills	0	1,477	0	1,477

	$226	$462,782	$1,279	$464,287

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$130	$0	$0	$130

Total Investments	$356	$462,782	$1,279	$464,417

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(859)	$0	$(859)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	201	336	0	537
Over the counter	0	6,767	0	6,767

	$201	$7,103	$0	$7,304

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(270)	(246)	0	(516)
Over the counter	0	(5,427)	0	(5,427)

	$(270)	$(5,673)	$0	$(5,943)

Total Financial Derivative Instruments	$(69)	$1,430	$0	$1,361

Totals	$287	$463,353	$1,279	$464,919

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.2%

AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Telstra Corp. Ltd.
4.800% due 10/12/2021		$1,900	$2,056

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Swan Trust
2.905% (BBSW1M + 1.300%) due 04/25/2041 ~	AUD	175	138

Total Australia (Cost $2,229)			2,194

BRAZIL 1.5%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
5.999% due 01/27/2028		$2,335	2,338
7.375% due 01/17/2027		2,700	2,978

			5,316

SOVEREIGN ISSUES 0.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	9,000	2,793
0.000% due 04/01/2018 (e)		15,900	4,854

			7,647

Total Brazil (Cost $12,975)			12,963

CANADA 3.8%

CORPORATE BONDS & NOTES 0.9%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,800	1,779
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		600	605
3.700% due 07/15/2027		1,200	1,216
Petro-Canada
6.050% due 05/15/2018		850	873
Royal Bank of Canada
2.300% due 03/22/2021		1,700	1,706
Toronto-Dominion Bank
2.500% due 01/18/2023		1,300	1,309

			7,488

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	498	399
1.572% due 07/01/2020		1,217	979
1.572% due 08/01/2020		524	421

			1,799

SOVEREIGN ISSUES 2.7%
Canada Government International Bond
1.500% due 12/01/2044 (f)		451	421
Province of Alberta
1.250% due 06/01/2020		2,400	1,892
2.350% due 06/01/2025		2,500	1,960
Province of British Columbia
2.300% due 06/18/2026		200	156
Province of Ontario
2.100% due 09/08/2018		700	564
2.450% due 06/29/2022		$500	505
2.600% due 06/02/2025	CAD	10,600	8,481
3.150% due 06/02/2022		3,300	2,758
3.500% due 06/02/2024		3,100	2,637
4.000% due 10/07/2019		$400	417
Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 08/25/2021		$300	$307
4.250% due 12/01/2021	CAD	1,200	1,044

			22,481

Total Canada (Cost $32,353)			31,768

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 3.4%
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		$3,700	3,714
CIFC Funding Ltd.
2.517% (US0003M + 1.200%) due 05/24/2026 ~		1,800	1,811
Hildene CLO Ltd.
2.486% (US0003M + 1.180%) due 07/19/2026 ~		3,800	3,817
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~		3,800	3,812
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		254	254
MP CLO Ltd.
2.554% (US0003M + 1.250%) due 07/18/2026 ~		1,800	1,808
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		1,800	1,809
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~		3,700	3,710
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~		1,800	1,803
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~		2,000	2,007
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~		3,800	3,816

			28,361

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		900	905

Total Cayman Islands (Cost $29,153)			29,266

DENMARK 11.2%

CORPORATE BONDS & NOTES 11.2%
BRFkredit A/S
2.000% due 10/01/2047	DKK	10,788	1,721
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		30,700	4,876
2.000% due 10/01/2047		27,232	4,330
2.500% due 10/01/2037		2,303	388
2.500% due 10/01/2047		3,087	509
Nykredit Realkredit A/S
1.000% due 01/01/2018		75,200	11,984
2.000% due 10/01/2037		10,181	1,675
2.000% due 10/01/2047		95,039	15,105
2.000% due 10/01/2050		7,000	1,096
2.500% due 10/01/2037		12,175	2,043
2.500% due 10/01/2047		40,225	6,628
Realkredit Danmark A/S
1.000% due 01/01/2018		111,800	17,820
1.000% due 04/01/2018		29,500	4,721
2.000% due 01/01/2018		5,000	799
2.000% due 10/01/2037		13,345	2,198
2.000% due 10/01/2047		68,958	10,960
2.500% due 10/01/2037		6,188	1,039
2.500% due 10/01/2047		33,893	5,593

Total Denmark (Cost $85,467)			93,485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 3.4%

CORPORATE BONDS & NOTES 1.8%
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$1,000	$1,053
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	1,940
1.875% due 03/28/2019		$2,600	2,597
1.875% due 09/15/2021		2,500	2,453
1.928% (US0003M + 0.600%) due 03/23/2018 ~		1,200	1,203
2.000% due 01/22/2021	EUR	1,200	1,517
2.250% due 02/18/2020		$700	701
2.375% due 09/20/2022		1,800	1,796
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,008
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 11/29/2018 ~(g)		900	954

			15,222

SOVEREIGN ISSUES 1.6%
France Government International Bond
1.250% due 05/25/2036 (i)	EUR	1,800	2,057
2.000% due 05/25/2048 (i)		6,800	8,340
3.250% due 05/25/2045 (i)		2,100	3,308

			13,705

Total France (Cost $27,026)			28,927

GERMANY 0.9%

CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$3,700	3,880
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,191
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	251
5.375% due 04/23/2024	NZD	1,400	1,123
5.500% due 03/29/2022	AUD	1,100	965

Total Germany (Cost $7,245)			7,410

GREECE 0.0%

CORPORATE BONDS & NOTES 0.0%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	100	118

Total Greece (Cost $109)			118

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	1,036

Total Guernsey, Channel Islands (Cost $998)			1,036

IRELAND 1.3%

ASSET-BACKED SECURITIES 0.5%
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	3,400	4,026

CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		2,000	2,795
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$400	421
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,198
2.400% due 09/23/2021		300	299

			4,713

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025 (i)	EUR	800	$1,284

Total Ireland (Cost $9,602)			10,023

ITALY 2.9%

CORPORATE BONDS & NOTES 1.0%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	1,200	1,646
Banca Carige SpA
3.875% due 10/24/2018		2,600	3,182
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		1,530	1,847
Intesa Sanpaolo SpA
6.625% due 05/08/2018		1,700	2,084

			8,759

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~		57	67
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		225	266
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		546	645

			978

SOVEREIGN ISSUES 1.8%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		7,100	8,313
2.150% due 11/12/2017 (f)		1,100	1,307
2.700% due 03/01/2047 (i)		100	106
2.800% due 03/01/2067 (i)		1,800	1,801
3.450% due 03/01/2048 (i)		1,600	1,927
Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,486

			14,940

Total Italy (Cost $25,374)			24,677

JAPAN 7.5%

CORPORATE BONDS & NOTES 0.7%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,175
2.362% due 05/28/2021		500	498
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		600	610
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		1,800	1,806
2.601% due 09/11/2022		500	496
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		900	931

			5,516

SOVEREIGN ISSUES 6.8%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		2,100	2,047
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,200	2,179
2.375% due 07/21/2022		1,300	1,306
2.500% due 06/01/2022		900	909
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,671
2.625% due 04/20/2022		2,000	2,007

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Government International Bond
0.500% due 09/20/2046	JPY	460,000	$3,738
1.400% due 09/20/2034		1,050,000	10,831
1.600% due 03/20/2033		40,000	423
1.700% due 09/20/2032		2,760,000	29,530
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,382

			57,023

Total Japan (Cost $60,300)			62,539

KUWAIT 0.8%

SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,500	1,519
3.500% due 03/20/2027		4,900	5,047

Total Kuwait (Cost $6,346)			6,566

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.6%
Allergan Funding SCS
3.850% due 06/15/2024		$700	731
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,350	1,641
Emerald Bay S.A.
5.000% due 06/23/2022 +~		572	576
Wind Acquisition Finance S.A.
3.669% (EUR003M + 4.000%) due 07/15/2020 ~		1,700	2,016

Total Luxembourg (Cost $4,676)			4,964

MALAYSIA 0.5%

SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	6,100	1,445
3.678% due 11/23/2017		12,600	2,987

Total Malaysia (Cost $4,450)			4,432

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd.
1.620% (US0003M + 0.300%) due 09/22/2037 ~		$1,416	1,217

Total Multinational (Cost $990)			1,217

NETHERLANDS 2.2%

ASSET-BACKED SECURITIES 0.5%
BNPP IP Euro CLO BV
0.780% (EUR003M + 0.780%) due 04/15/2028 ~	EUR	3,200	3,793
Harbourmaster CLO BV
0.108% (EUR003M + 0.440%) due 05/08/2023 ~		253	301
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~		65	77

			4,171

CORPORATE BONDS & NOTES 1.7%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,906
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	1,200	1,651
ING Bank NV
2.625% due 12/05/2022		$3,400	3,446
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		3,100	3,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mondelez International Holdings Netherlands BV
1.924% (US0003M + 0.610%) due 10/28/2019 ~		$1,000	$1,005
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	1,200	1,698

			13,867

Total Netherlands (Cost $17,108)			18,038

NORWAY 0.4%

CORPORATE BONDS & NOTES 0.3%
DNB Bank ASA
2.375% due 06/02/2021		$400	398
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,900	1,915

			2,313

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	899

Total Norway (Cost $3,237)			3,212

PERU 0.2%

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	5,200	1,971

Total Peru (Cost $1,966)			1,971

POLAND 0.2%

SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,100	1,645
3.250% due 07/25/2025		100	28

Total Poland (Cost $1,545)			1,673

PORTUGAL 0.0%

CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	200	74
4.750% due 01/15/2018 ^(c)		700	257

Total Portugal (Cost $1,008)			331

QATAR 0.2%

CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	648

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		300	319
4.625% due 06/02/2046		800	841

			1,160

Total Qatar (Cost $1,745)			1,808

SAUDI ARABIA 1.3%

SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
2.375% due 10/26/2021		$6,500	6,419
2.875% due 03/04/2023 (b)		1,700	1,695
3.250% due 10/26/2026		500	495
3.625% due 03/04/2028 (b)		1,900	1,895

Total Saudi Arabia (Cost $10,507)			10,504

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	$397
3.500% due 09/18/2027		400	397

Total Singapore (Cost $797)			794

SLOVENIA 1.4%

CORPORATE BONDS & NOTES 0.0%
Slovenska izvozna in razvojna banka DD
0.875% due 08/04/2018	EUR	300	357

SOVEREIGN ISSUES 1.4%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,500	6,694
4.750% due 05/10/2018		700	713
5.250% due 02/18/2024		3,850	4,423

			11,830

Total Slovenia (Cost $11,765)			12,187

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$700	690

Total South Korea (Cost $686)			690

SPAIN 2.1%

CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(g)	EUR	600	752

SOVEREIGN ISSUES 2.0%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	1,056
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,500	1,802
4.900% due 09/15/2021		1,300	1,615
4.950% due 02/11/2020		1,150	1,431
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,186
Spain Government International Bond
1.450% due 10/31/2027 (i)		2,500	2,911
1.500% due 04/30/2027 (i)		3,800	4,492
2.150% due 10/31/2025 (i)		500	634
2.900% due 10/31/2046 (i)		1,400	1,674

			16,801

Total Spain (Cost $16,492)			17,553

SWEDEN 5.9%

CORPORATE BONDS & NOTES 5.9%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	40,300	4,995
2.250% due 09/21/2022		24,500	3,223
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	7,526
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		17,500	2,234
Stadshypotek AB
1.500% due 12/15/2021		49,000	6,255
2.500% due 09/18/2019		4,000	516
3.000% due 03/21/2018		2,000	250
4.250% due 10/10/2017	AUD	1,700	1,334
4.500% due 09/21/2022	SEK	55,000	7,984

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Svenska Handelsbanken AB
2.450% due 03/30/2021		$4,200	$4,231
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	25,000	3,149
2.000% due 06/17/2026		13,000	1,648
Swedbank AB
2.200% due 03/04/2020		$900	902
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	7,500	941
1.000% due 06/15/2022		29,700	3,701
3.750% due 12/20/2017		3,500	434

Total Sweden (Cost $46,579)			49,323

SWITZERLAND 1.4%

CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
6.500% due 08/08/2023		$3,000	3,398
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		2,400	2,410
2.200% due 06/08/2020		1,600	1,604
7.625% due 08/17/2022		1,300	1,536
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		2,000	2,001

			10,949

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	464

Total Switzerland (Cost $11,101)			11,413

UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	897

Total United Arab Emirates (Cost $891)			897

UNITED KINGDOM 9.8%

CORPORATE BONDS & NOTES 6.4%
Barclays Bank PLC
7.625% due 11/21/2022		$6,100	7,019
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		3,512	3,622
Barclays PLC
3.650% due 03/16/2025		1,900	1,906
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(g)	EUR	600	746
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(g)	GBP	400	588
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(g)		$4,200	4,445
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	700	1,051
Frontier Finance PLC
8.000% due 03/23/2022		1,500	2,106
HBOS PLC
6.750% due 05/21/2018		$600	618
HSBC Holdings PLC
4.300% due 03/08/2026		3,200	3,441
Legal & General Group PLC
5.500% (GUKG5 + 3.170%) due 06/27/2064 ~	GBP	700	1,019
Lloyds Bank PLC
4.875% due 03/30/2027		200	336
5.125% due 03/07/2025		1,600	2,663
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 12/29/2049 ~(g)		1,614	2,257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% (BPSW5 + 5.010%) due 12/29/2049 ~(g)	GBP	2,300	$3,456
7.875% (BPSW5 + 4.830%) due 12/29/2049 ~(g)		800	1,286
Nationwide Building Society
10.250% due 06/29/2049 ~(g)		5	993
RAC Bond Co. PLC
4.870% due 05/06/2046		600	885
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~		$900	904
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,017
3.498% (US0003M + 1.480%) due 05/15/2023 ~		1,900	1,914
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,609
4.750% due 09/15/2025		1,300	1,360
7.375% (BPSW5 + 5.543%) due 12/29/2049 ~(g)	GBP	600	874
Tesco PLC
5.125% due 04/10/2047	EUR	600	785
6.125% due 02/24/2022	GBP	1,050	1,604
Tesco Property Finance PLC
5.411% due 07/13/2044		587	858
7.623% due 07/13/2039		272	475
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	968
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,502

			53,307

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Eurosail PLC
0.447% (BP0003M + 0.160%) due 06/10/2044 ~		88	117
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		1,454	1,899
Newgate Funding PLC
1.327% (BP0003M + 1.000%) due 12/15/2050 ~		599	771
1.577% (BP0003M + 1.250%) due 12/15/2050 ~		299	378
ResLoC UK PLC
0.487% (BP0003M + 0.160%) due 12/15/2043 ~		1,767	2,267
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		3,001	4,038
Thrones PLC
1.130% (BP0003M + 0.850%) due 11/15/2049 ~		499	670
Towd Point Mortgage Funding PLC
1.482% due 02/20/2054		2,571	3,473
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~		396	513
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		92	117
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		71	90
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		76	95

			14,428

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
3.250% due 01/22/2044 (i)		2,200	3,734
3.500% due 01/22/2045 (i)		2,200	3,915
4.250% due 12/07/2040 (i)		3,000	5,769
4.750% due 12/07/2038 (i)		300	603

			14,021

Total United Kingdom (Cost $78,499)			81,756

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 38.3%

ASSET-BACKED SECURITIES 5.4%
Amortizing Residential Collateral Trust
1.937% (US0001M + 0.700%) due 10/25/2031 ~	$6	$6
Amresco Residential Securities Corp. Mortgage Loan Trust
2.177% (US0001M + 0.940%) due 06/25/2029 ~	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.597% (US0001M + 0.360%) due 10/25/2035 ~	1,060	1,064
1.617% (US0001M + 0.380%) due 02/25/2036 ~	1,499	1,175
Bear Stearns Asset-Backed Securities Trust
1.897% (US0001M + 0.660%) due 10/25/2032 ~	1	1
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	667	446
1.417% (US0001M + 0.180%) due 01/25/2037 ~	2,961	1,994
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2036 ~	1,839	1,578
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~	1,048	1,046
1.377% (US0001M + 0.140%) due 06/25/2037 ~	895	785
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	915	735
1.427% (US0001M + 0.190%) due 06/25/2047 ~	1,512	1,471
1.437% (US0001M + 0.200%) due 06/25/2037 ^~	2,473	2,076
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	5	5
EMC Mortgage Loan Trust
1.684% (LIBOR01M + 0.450%) due 05/25/2043 ~	387	381
First Franklin Mortgage Loan Trust
2.182% (US0001M + 0.945%) due 03/25/2035 ~	1,500	1,407
GSAMP Trust
1.497% (US0001M + 0.260%) due 02/25/2046 ~	116	98
2.107% (US0001M + 0.870%) due 11/25/2034 ~	641	638
Home Equity Asset Trust
1.422% (US0001M + 0.185%) due 07/25/2037 ~	571	570
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	124	42
Long Beach Mortgage Loan Trust
1.942% (US0001M + 0.705%) due 08/25/2035 ~	31	31
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 06/25/2036 ~	4,709	2,885
1.737% (US0001M + 0.500%) due 10/25/2035 ^~	1,374	1,257
MASTR Specialized Loan Trust
1.607% (LIBOR01M + 0.370%) due 01/25/2037 ~	1,376	872
Merrill Lynch Mortgage Investors Trust
1.717% (US0001M + 0.480%) due 05/25/2036 ~	66	65
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~	2,502	1,503
1.377% (US0001M + 0.140%) due 05/25/2037 ~	2,462	1,914

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.477% (US0001M + 0.240%) due 06/25/2036 ~		$2,284	$1,617
Morgan Stanley Home Equity Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~		1,893	1,194
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		2,244	1,139
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.527% (US0001M + 0.290%) due 03/25/2036 ~		1,700	1,508
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		1,709	1,336
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~		13	13
5.294% due 01/25/2037		555	298
5.731% due 11/25/2036		2,079	1,210
Residential Asset Mortgage Products Trust
1.797% (US0001M + 0.560%) due 06/25/2032 ~		4	4
Residential Asset Securities Corp. Trust
1.487% (US0001M + 0.250%) due 11/25/2036 ~		5,668	3,938
1.737% (US0001M + 0.500%) due 07/25/2032 ^~		10	9
2.032% (US0001M + 0.795%) due 01/25/2035 ~		139	140
Soundview Home Loan Trust
1.517% (US0001M + 0.280%) due 05/25/2036 ~		1,000	908
2.187% (US0001M + 0.950%) due 10/25/2037 ~		2,468	1,951
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 06/25/2037 ~		533	346
1.987% (US0001M + 0.750%) due 06/25/2036 ~		417	420
Structured Asset Investment Loan Trust
1.410% (US0001M + 0.173%) due 07/25/2036 ~		1,731	1,246
2.137% (US0001M + 0.900%) due 09/25/2034 ~		404	404
Structured Asset Securities Corp.
1.987% (US0001M + 0.750%) due 02/25/2035 ~		3,410	3,055
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 11/25/2033 ~		45	44

			44,833

CORPORATE BONDS & NOTES 9.4%
AbbVie, Inc.
2.300% due 05/14/2021		1,000	999
3.200% due 11/06/2022		600	616
Air Lease Corp.
2.125% due 01/15/2018		1,200	1,201
Ally Financial, Inc.
3.250% due 02/13/2018		450	454
3.600% due 05/21/2018		700	706
4.750% due 09/10/2018		400	410
6.250% due 12/01/2017		300	302
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		600	602
American International Group, Inc.
3.900% due 04/01/2026		1,000	1,040
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,141
Anthem, Inc.
2.250% due 08/15/2019		1,600	1,607
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,700	2,040
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$1,500	1,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~	$1,300	$1,301
6.875% due 04/25/2018	2,800	2,881
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	500	501
3.222% due 08/15/2024	800	803
4.390% due 08/15/2037	800	818
Boston Scientific Corp.
2.650% due 10/01/2018	620	626
Cardinal Health, Inc.
1.948% due 06/14/2019	900	901
Charter Communications Operating LLC
3.750% due 02/15/2028	3,600	3,516
6.384% due 10/23/2035	500	586
CIT Group, Inc.
3.875% due 02/19/2019	700	715
5.500% due 02/15/2019	234	245
Citigroup, Inc.
1.750% due 05/01/2018	900	900
2.007% (US0003M + 0.690%) due 04/27/2018 ~	900	902
2.050% due 06/07/2019	600	601
2.247% (US0003M + 0.930%) due 06/07/2019 ~	2,500	2,526
Crown Castle International Corp.
3.400% due 02/15/2021	1,100	1,133
Daimler Finance North America LLC
2.375% due 08/01/2018	2,300	2,313
DDR Corp.
3.900% due 08/15/2024	900	906
Dell International LLC
4.420% due 06/15/2021	400	420
eBay, Inc.
2.750% due 01/30/2023	300	299
Eversource Energy
2.750% due 03/15/2022	1,700	1,720
Ford Motor Credit Co. LLC
2.681% due 01/09/2020	1,800	1,817
5.000% due 05/15/2018	1,150	1,173
International Lease Finance Corp.
6.250% due 05/15/2019	1,300	1,382
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,600	3,642
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~	2,000	2,005
5.000% due 02/15/2021	400	429
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~	1,200	1,202
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)	700	46
Navient Corp.
3.683% (CPI YOY + 2.050%) due 01/16/2018 ~	2	45
New York Life Global Funding
2.900% due 01/17/2024	2,700	2,735
Newell Brands, Inc.
2.875% due 12/01/2019	800	813
Northwell Healthcare, Inc.
4.260% due 11/01/2047	800	806
Plains All American Pipeline LP
6.500% due 05/01/2018	1,700	1,741
Protective Life Global Funding
2.262% due 04/08/2020	3,800	3,801
Rockwell Collins, Inc.
2.800% due 03/15/2022	1,000	1,012
Sabine Pass Liquefaction LLC
6.250% due 03/15/2022	400	450
Southern Co.
2.950% due 07/01/2023	1,500	1,509

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	$100	$98
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	500	504
Springleaf Finance Corp.
5.250% due 12/15/2019	600	626
6.000% due 06/01/2020	900	954
8.250% due 12/15/2020	300	340
Tesla, Inc.
5.300% due 08/15/2025	300	294
Time Warner Cable LLC
5.000% due 02/01/2020	900	952
Verizon Communications, Inc.
3.125% due 03/16/2022	1,100	1,128
4.125% due 03/16/2027	1,500	1,568
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,324	2,326
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,832
2.541% (US0003M + 1.230%) due 10/31/2023 ~	3,600	3,684
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,347	2,388

		78,553

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
CenturyLink, Inc.
2.750% due 01/31/2025 ~	1,600	1,553
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	1,281	1,287
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	1,500	1,509
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~	722	725
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	600	590

		5,664

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	1,026
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	251
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	400	497

		1,774

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	245	209
Banc of America Mortgage Trust
3.775% due 06/25/2035 ~	181	172
BCAP LLC Trust
1.570% (US0001M + 0.740%) due 01/26/2047 ~	43	39
5.250% due 08/26/2037 ~	39	40
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	57	57
3.201% due 05/25/2034 ~	8	7
3.312% due 08/25/2033 ~	8	8
3.455% due 10/25/2033 ~	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.606% due 09/25/2034 ~	$95	$95
3.636% (US0012M + 1.950%) due 03/25/2035 ~	8	8
3.662% due 05/25/2034 ~	16	16
3.666% due 05/25/2047 ^~	213	204
3.865% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	51	48
3.392% due 11/25/2035 ^~	421	368
3.564% due 05/25/2035 ~	14	14
3.685% due 08/25/2036 ^~	164	129
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	103	91
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	109	100
Citigroup Mortgage Loan Trust
3.737% due 09/25/2037 ^~	231	219
Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035 ^~	1,711	1,554
Commercial Mortgage Trust
1.799% due 01/10/2046 ~(a)	4,243	207
Countrywide Alternative Loan Trust
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	206	138
1.517% (US0001M + 0.280%) due 02/25/2037 ~	294	271
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	148	80
2.139% (12MTA + 1.250%) due 11/25/2047 ^~	1,294	1,082
2.258% (12MTA + 1.500%) due 11/25/2035 ~	41	40
2.798% (12MTA + 2.040%) due 11/25/2035 ~	14	14
3.241% due 11/25/2035 ^~	214	194
3.549% due 02/25/2037 ^~	65	63
5.250% due 06/25/2035 ^	20	19
6.250% due 08/25/2037 ^	31	28
6.500% due 06/25/2036 ^	65	52
Countrywide Home Loan Mortgage Pass-Through Trust
1.437% (US0001M + 0.200%) due 04/25/2046 ~	353	329
1.997% (US0001M + 0.760%) due 09/25/2034 ~	31	30
3.483% due 04/20/2035 ~	3	3
3.489% due 08/25/2034 ^~	6	6
3.504% due 08/25/2034 ^~	47	46
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~	118	109
Credit Suisse First Boston Mortgage Securities Corp.
3.326% due 08/25/2033 ~	5	5
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	185	104
DBUBS Mortgage Trust
0.300% due 11/10/2046 ~(a)	900	9
0.747% due 11/10/2046 ~(a)	740	13
Deutsche ALT-A Securities, Inc.
1.377% (LIBOR01M + 0.140%) due 07/25/2047 ~	697	663
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~	10	9
GS Mortgage Securities Corp.
1.593% due 02/10/2046 ~(a)	2,612	167
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)	1,869	156
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	8	8
3.121% due 06/25/2034 ~	17	17
3.571% due 01/25/2035 ~	31	31
HarborView Mortgage Loan Trust
1.576% (US0001M + 0.340%) due 06/20/2035 ~	26	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.739% (12MTA + 0.850%) due 12/19/2036 ^~	$120	$117
Impac CMB Trust
1.957% (US0001M + 0.720%) due 10/25/2034 ~	704	694
2.237% (US0001M + 1.000%) due 07/25/2033 ~	6	6
IndyMac Mortgage Loan Trust
3.329% due 09/25/2035 ^~	89	85
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~	7	6
3.523% due 10/25/2035 ~	32	31
JPMorgan Resecuritization Trust
5.366% due 07/27/2037 ~	1,108	1,127
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	48	10
Merrill Lynch Mortgage Investors Trust
3.085% due 02/25/2036 ~	145	145
3.107% due 02/25/2033 ~	13	13
3.251% due 02/25/2036 ~	50	51
3.879% due 05/25/2033 ~	20	19
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	261	185
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 06/25/2046 ~	368	179
2.389% (12MTA + 1.500%) due 08/25/2035 ~	329	319
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	67	33
5.750% due 02/25/2036	1,550	1,501
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	2
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~	337	324
1.586% (US0001M + 0.350%) due 07/20/2033 ~	51	49
Structured Adjustable Rate Mortgage Loan Trust
3.452% due 02/25/2034 ~	11	11
3.471% due 04/25/2034 ~	23	24
3.536% due 09/25/2035 ~	330	297
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 05/25/2036 ~	81	64
1.457% (US0001M + 0.220%) due 05/25/2036 ~	202	187
1.457% (US0001M + 0.220%) due 09/25/2047 ~	370	349
1.817% (US0001M + 0.580%) due 07/19/2034 ~	11	11
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	253	147
Thornburg Mortgage Securities Trust
2.487% (US0001M + 1.250%) due 06/25/2037 ^~	223	208
2.968% (US0012M + 1.200%) due 06/25/2037 ~	248	240
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	46	42
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	93	85
3.237% due 09/25/2037 ~	56	57
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 07/25/2045 ~	819	809
1.547% (US0001M + 0.310%) due 01/25/2045 ~	34	33
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	22	22
2.819% due 12/25/2036 ^~	756	725
2.912% due 12/25/2035 ~	406	396
3.062% due 06/25/2033 ~	8	8

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
1.829% (12MTA + 0.940%) due 07/25/2046 ^~	$56	$41
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	136	126
6.000% due 06/25/2037 ^	343	343
Wells Fargo Mortgage-Backed Securities Trust
3.263% due 06/25/2035 ~	213	216
3.419% due 04/25/2036 ~	82	82
6.000% due 07/25/2036 ^	112	113
Wells Fargo-RBS Commercial Mortgage Trust
1.431% due 03/15/2045 ~(a)	5,823	267

		17,114

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~	59	59
1.687% (LIBOR01M + 0.450%) due 01/25/2044 ~	791	795
1.737% (LIBOR01M + 0.500%) due 12/25/2040 ~	278	281
1.817% (LIBOR01M + 0.580%) due 06/25/2041 ~	686	693
1.837% (LIBOR01M + 0.600%) due 11/25/2020 ~	868	873
2.880% (US0012M + 1.380%) due 12/01/2034 ~	39	41
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	63	67
4.295% due 06/01/2021	3,006	3,210
6.000% due 04/25/2043 - 07/25/2044	127	145
6.500% due 11/25/2042	111	127
Fannie Mae, TBA
3.000% due 11/01/2047	34,200	34,243
3.500% due 11/01/2032 - 12/01/2047	58,900	60,539
4.000% due 10/01/2047	5,100	5,368
Freddie Mac
1.142% due 11/25/2022 ~(a)	3,238	139
1.503% due 01/15/2038 ~(a)	983	47
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	983	979
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~	33	33
2.030% (12MTA + 1.200%) due 10/25/2044 ~	117	119
Freddie Mac, TBA
3.000% due 10/01/2047	10,000	10,031
3.500% due 11/01/2047	9,000	9,264
Ginnie Mae
1.383% (US0001M + 0.850%) due 11/20/2066 ~	3,154	3,190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	$14	$14
2.081% (US0001M + 0.850%) due 07/20/2066 ~	2,178	2,202
2.125% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	20	21
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2026 ~	11	12
2.375% (H15T1Y + 1.500%) due 01/20/2030 ~	7	7
2.625% (H15T1Y + 1.500%) due 05/20/2028 - 06/20/2030 ~	26	27
6.000% due 08/20/2034	534	608
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~	1,207	1,207
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	813	818
Small Business Administration
5.600% due 09/01/2028	225	245

		135,404

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
2.875% due 05/15/2043 (m)	$300	$302
3.125% due 02/15/2043 (m)	300	317
3.625% due 08/15/2043	300	344
6.125% due 11/15/2027 (i)	3,700	4,974
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (k)(m)	433	434
0.125% due 04/15/2022	3,926	3,925
0.125% due 07/15/2022 (i)(k)(m)	6,493	6,526
0.125% due 01/15/2023 (i)(k)(m)	7,211	7,194
0.375% due 07/15/2025 (i)	6,297	6,297
0.625% due 01/15/2026 (m)	103	104
0.750% due 02/15/2045 (m)	52	50
1.375% due 01/15/2020 (m)	226	235
1.750% due 01/15/2028 (k)	818	916
2.000% due 01/15/2026 (m)	370	416
2.375% due 01/15/2025	65	74
2.375% due 01/15/2027 (m)	364	426
2.500% due 01/15/2029 (i)	684	826
3.875% due 04/15/2029 (m)	1,042	1,418
U.S. Treasury Notes
1.125% due 06/30/2021	300	293
1.750% due 10/31/2020 (m)	800	802
1.875% due 08/31/2022 (m)	100	100
2.000% due 11/30/2020 (i)	700	707

		36,680

Total United States (Cost $313,949)		320,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 17.2%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.781% due 03/16/2018		$2,900	$2,903

REPURCHASE AGREEMENTS (h) 0.5%
			4,234

JAPAN TREASURY BILLS 14.4%
(0.158)% due 10/30/2017 - 12/18/2017 (d)(e)	JPY	13,600,000	120,889

MEXICO TREASURY BILLS 0.8%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	130,600	6,989

U.S. TREASURY BILLS 1.2%
1.017% due 11/09/2017 - 01/18/2018 (d)(e)(m)		$9,894	9,877

Total Short-Term Instruments (Cost $147,181)			144,892

Total Investments in Securities (Cost $974,349)			998,649

		SHARES
INVESTMENTS IN AFFILIATES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III		2,449,785	24,216

Total Short-Term Instruments (Cost $24,218)			24,216

Total Investments in Affiliates (Cost $24,218)			24,216

Total Investments 122.1% (Cost $998,567)			$1,022,865

Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $(6,483))			2,163

Other Assets and Liabilities, net (22.4)%			(187,239)

Net Assets 100.0%			$837,789

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$4,234	U.S. Treasury Notes 2.625% due 08/15/2020	$(4,321)	$4,234	$4,234

Total Repurchase Agreements						$(4,321)	$4,234	$4,234

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	(0.350)%	08/03/2017	11/02/2017	EUR	(11,265)	$(13,306)
	0.440	07/20/2017	10/11/2017	GBP	(10,301)	(13,816)
BRC	(0.330)	08/03/2017	11/02/2017	EUR	(314)	(371)
BSN	1.220	08/03/2017	10/03/2017		$(6,298)	(6,311)
	1.220	08/04/2017	10/04/2017		(830)	(832)
	1.240	08/11/2017	10/11/2017		(644)	(645)
	1.250	08/29/2017	10/27/2017		(4,434)	(4,439)
GRE	1.280	08/18/2017	10/18/2017		(1,510)	(1,512)
MBC	(0.450)	07/27/2017	10/19/2017	EUR	(11,321)	(13,369)
UBS	(0.430)	07/31/2017	10/19/2017		(310)	(366)
	(0.340)	08/03/2017	11/02/2017		(1,102)	(1,302)
	0.400	07/31/2017	10/11/2017	GBP	(218)	(293)

Total Reverse Repurchase Agreements						$(56,562)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
GSC	1.270%	08/24/2017	10/05/2017	$(3,587)	$(3,587)

Total Sale-Buyback Transactions					$(3,587)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(27,122)	$0	$(27,122)	$26,916	$(206)
BRC	0	(371)	0	(371)	361	(10)
BSN	0	(12,227)	0	(12,227)	12,186	(41)
FICC	4,234	0	0	4,234	(4,321)	(87)
GRE	0	(1,512)	0	(1,512)	1,479	(33)
MBC	0	(13,369)	0	(13,369)	13,330	(39)
UBS	0	(1,961)	0	(1,961)	1,940	(21)

Master Securities Forward Transaction Agreement
GSC	0	0	(3,587)	(3,587)	3,495	(92)

Total Borrowings and Other Financing Transactions	$4,234	$(56,562)	$(3,587)

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(27,844)	$(14,979)	$0	$(42,823)
U.S. Treasury Obligations	0	(13,739)	0	0	(13,739)

Total	$0	$(41,583)	$(14,979)	$0	$(56,562)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(3,587)	0	0	(3,587)

Total	$0	$(3,587)	$0	$0	$(3,587)

Total Borrowings	$0	$(45,170)	$(14,979)	$0	$(60,149)

Payable for reverse repurchase agreements and sale-buyback transactions					$(60,149)

(i)	Securities with an aggregate market value of $59,715 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(50,733) at a weighted average interest rate of 0.558%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	440	$1,100	$39	$25

Total Purchased Options					$39	$25

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	440	$1,100	$(47)	$(8)

Total Written Options					$(47)	$(8)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	427	CAD	84,159	$(128)	$43	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	13		2,551	1	1	0
90-Day Eurodollar March Futures	03/2018	644	$	158,440	(122)	0	(8)
Australia Government 3-Year Note December Futures	12/2017	164	AUD	14,284	(60)	12	(16)
Euro-BTP Italy Government Bond December Futures	12/2017	90	EUR	14,356	(35)	51	0
Euro-Buxl 30-Year Bond December Futures	12/2017	22		4,245	(93)	22	(13)
Euro-Schatz December Futures	12/2017	281		37,240	(9)	0	(3)
Japan Government 10-Year Bond December Futures	12/2017	20	JPY	26,723	(120)	16	(57)
U.S. Treasury 5-Year Note December Futures	12/2017	870	$	102,225	(630)	0	(143)
U.S. Treasury 10-Year Note December Futures	12/2017	1,025		128,445	(1,248)	0	(240)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	366		60,436	(928)	149	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	154	GBP	25,565	(8)	2	0
United Kingdom Long Gilt December Futures	12/2017	17		2,822	(88)	6	(1)

					$(3,468)	$302	$(481)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	340	$	(83,742)	$18	$0	$0
90-Day Eurodollar December Futures	12/2018	10		(2,453)	3	1	0
90-Day Eurodollar March Futures	03/2019	644		(157,925)	45	56	0
Australia Government 10-Year Bond December Futures	12/2017	5	AUD	(498)	8	3	(1)
Euro-Bobl December Futures	12/2017	16	EUR	(2,481)	8	1	(1)
Euro-Bund 10-Year Bond December Futures	12/2017	37		(7,041)	71	10	(9)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	60		(11,002)	20	9	(17)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	25		(14)	1	1	(1)
U.S. Treasury 30-Year Bond December Futures	12/2017	95	$	(14,517)	147	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	154	GBP	(25,511)	10	0	(2)

					$331	$81	$(34)

Total Futures Contracts					$(3,137)	$383	$(515)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.157%	$	1,600	$(47)	$4	$(43)	$0	$0
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	400	(11)	(2)	(13)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		600	(14)	(5)	(19)	0	(1)
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		1,100	(35)	0	(35)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128	$	1,100	(32)	1	(31)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		1,600	(47)	3	(44)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	400	(10)	(2)	(12)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		300	(5)	(3)	(8)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134	$	800	(22)	0	(22)	0	0

							$(223)	$(4)	$(227)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.763%	EUR	100	$(3)	$6	$3	$0	$0
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		500	(38)	13	(25)	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	1.286		200	(10)	7	(3)	0	0

							$(51)	$26	$(25)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	1,800	$(136)	$(7)	$(143)	$0	$(5)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	21,900	(317)	(330)	(647)	0	(12)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,800	(604)	(8)	(612)	0	(14)

						$(1,057)	$(345)	$(1,402)	$0	$(31)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	83,700	$(160)	$(458)	$(618)	$74	$0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		49,900	(153)	(241)	(394)	52	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,500	(39)	45	6	0	(3)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		18,300	437	247	684	0	(29)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	6	(22)	(16)	0	0
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	108,300	58	97	155	0	(14)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month SEK-STIBOR	0.440%	Annual	08/08/2022	SEK	41,000	$0	$(10)	$(10)	$0	$(8)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		62,900	0	(3)	(3)	0	(13)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		53,700	0	2	2	0	(11)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		17,200	0	(2)	(2)	0	(4)
Receive(6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		140,900	(42)	(42)	(84)	0	(28)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018	$	414,400	182	216	398	0	(14)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		414,400	(339)	(330)	(669)	94	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		96,200	597	(162)	435	40	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		77,400	(440)	160	(280)	50	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		16,000	0	5	5	0	(3)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		34,300	3	(2)	1	0	(5)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		6,500	(108)	53	(55)	14	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		4,200	(154)	145	(9)	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		110,000	(1,686)	3,394	1,708	201	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,200	(581)	(40)	(621)	0	(17)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		27,100	497	(130)	367	0	(53)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		28,900	391	185	576	0	(28)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		22,800	(723)	(111)	(834)	0	(38)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,500	0	(159)	(159)	0	(6)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	11,100	(1)	40	39	4	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	53,900	669	(250)	419	2	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		36,600	189	(263)	(74)	30	(47)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		15,850	6	627	633	6	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		41,000	66	(18)	48	6	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		23,400	43	(178)	(135)	2	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		41,000	31	15	46	0	(5)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		5,800	(53)	125	72	0	(8)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		14,800	(426)	372	(54)	0	(50)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,850	(188)	36	(152)	0	(38)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	3,360,000	16	6	22	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021		950,000	(132)	(10)	(142)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		2,410,000	22	(53)	(31)	12	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		260,000	44	217	261	0	(4)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		690,000	(1,996)	993	(1,003)	43	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		460,000	(83)	30	(53)	18	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		26,900	(153)	62	(91)	0	(3)

							$(4,200)	$4,588	$388	$658	$(429)

Total Swap Agreements							$(5,531)	$4,265	$(1,266)	$658	$(462)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$25	$383	$663	$1,071	$(8)	$(515)	$(462)	$(985)

(k)	Securities with an aggregate market value of $8,282 and cash of $5,341 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	145

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $5 for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	12/2017		$5,196	CNH	35,884	$186	$0
BOA	10/2017	BRL	8,316		$2,657	31	0
	10/2017	CAD	4,970		4,012	29	0
	10/2017	EUR	1,949		2,330	27	0
	10/2017		$2,625	BRL	8,316	1	0
	10/2017		53,119	DKK	332,256	0	(348)
	10/2017		63,186	EUR	53,899	517	0
	10/2017		2,010	GBP	1,482	0	(24)
	10/2017		31,169	SEK	254,935	131	0
	11/2017	EUR	53,899		$63,289	0	(516)
	11/2017	SEK	254,935		31,222	0	(130)
	11/2017		$2,646	BRL	8,316	0	(32)
	11/2017		3,851	TRY	14,020	34	0
	01/2018	DKK	488,143		$76,220	353	(2,092)
BPS	10/2017	BRL	24,900		7,769	0	(93)
	10/2017	IDR	40,440		3	0	0
	10/2017		$7,860	BRL	24,900	2	0
	10/2017		890	NOK	7,075	0	(2)
	10/2017		2,210	PEN	7,221	0	0
	11/2017	KRW	597,118		$521	0	(1)
	11/2017	NOK	7,075		891	2	0
	11/2017	TRY	3,625		1,005	0	0
	12/2017	INR	56,256		856	1	0
	12/2017		$1,934	INR	124,722	0	(39)
	03/2018	MXN	101,100		$4,835	0	(591)
	04/2018	DKK	43,055		6,416	0	(500)
	04/2018		$36	KRW	40,482	0	(1)
BRC	10/2017	GBP	193		$250	0	(9)
	10/2017		$1	IDR	13,470	0	0
	11/2017	MYR	13,021		$3,098	17	0
CBK	10/2017	EUR	2,239		2,677	31	0
	10/2017	PEN	3,367		1,030	0	(1)
	10/2017		$45,955	JPY	5,183,917	114	0
	11/2017	JPY	6,623,917		$59,267	421	(113)
	12/2017		1,560,000		14,189	287	0
	12/2017		$676	INR	44,315	0	(3)
	12/2017		3,894	MXN	70,582	0	(63)
DUB	10/2017	BRL	5,197		$1,640	0	0
	10/2017		$1,638	BRL	5,197	3	0
	11/2017		2,595		8,246	0	(3)
	12/2017	THB	4,767		$144	1	0
	07/2018	BRL	4,680		1,328	0	(101)
FBF	10/2017		3,119		985	0	0
	10/2017		$995	BRL	3,119	0	(10)
	12/2017		4,921	INR	322,596	0	(21)
GLM	10/2017	AUD	344		$277	7	0
	10/2017	CHF	473		493	5	0
	10/2017	DKK	55,859		8,327	0	(545)
	10/2017	EUR	683		818	10	0
	10/2017	GBP	514		682	0	(6)
	10/2017	JPY	6,583,917		59,673	1,147	0
	10/2017	RUB	279,167		4,763	0	(63)
	10/2017		$1,937	CAD	2,400	0	(13)
	10/2017		207	GBP	160	7	0
	10/2017		1,458	IDR	19,621,634	0	(2)
	10/2017		1,983	PEN	6,476	0	0

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017	TRY	2,707		$751	$1	$0
	12/2017	JPY	3,470,000		31,549	598	0
	12/2017		$281	INR	18,422	0	(1)
	12/2017		4,226	SGD	5,728	0	(1)
	04/2018		1,176	KRW	1,335,818	0	(6)
HUS	10/2017	CAD	27,125		$21,757	17	0
	10/2017	DKK	16,650		2,554	0	(91)
	10/2017		$335	CAD	419	1	0
	11/2017	PLN	6,029		$1,673	21	0
IND	10/2017	DKK	6,925		1,113	13	0
JPM	10/2017	AUD	2,920		2,313	23	0
	10/2017	CAD	5,267		4,334	113	0
	10/2017	DKK	89,110		13,760	10	(402)
	10/2017	EUR	3,668		4,379	43	0
	10/2017	IDR	25,057,395		1,859	1	0
	10/2017	NZD	1,896		1,356	0	(13)
	10/2017		$274	EUR	230	0	(2)
	10/2017		35,873	GBP	26,792	28	0
	10/2017		2,496	IDR	33,616,335	0	(3)
	10/2017		492	RUB	28,413	0	(1)
	10/2017		4,386	SEK	34,875	0	(104)
	11/2017	EUR	4,397		$5,203	0	(2)
	11/2017	GBP	26,792		35,909	0	(27)
	11/2017	JPY	1,730,000		15,896	484	0
	12/2017	INR	93,792		1,426	1	0
	01/2018	DKK	133,023		19,458	0	(1,787)
	01/2018		$8,054	DKK	50,621	31	0
	04/2018	KRW	1,646,660		$1,465	23	0
	04/2018		$1,429	KRW	1,610,197	0	(19)
MSB	10/2017	BRL	24,900		$7,860	0	(2)
	10/2017	EUR	45,590		54,945	1,062	0
	10/2017		$8,029	BRL	24,900	0	(167)
	11/2017	KRW	1,685,661		$1,472	0	(1)
	12/2017	JPY	1,890,000		17,161	317	0
	01/2018	BRL	9,000		2,875	68	0
	01/2018		$7,152	DKK	44,544	0	(38)
	04/2018	BRL	15,900		$5,001	94	0
	04/2018	KRW	1,334,525		1,176	7	0
NAB	10/2017		$28,243	CAD	34,962	0	(223)
	11/2017	CAD	34,962		$28,249	223	0
NGF	11/2017	MXN	29,500		1,431	0	(174)
SCX	10/2017	IDR	53,251,439		3,955	5	0
	10/2017	NOK	7,075		918	29	0
	10/2017	SEK	289,810		36,671	1,089	0
	12/2017	SGD	21,925		16,050	0	(124)
	01/2018		$3,916	IDR	53,251,439	0	(7)
SOG	10/2017	GBP	29,755		$38,643	0	(1,229)
	10/2017		$8,878	RUB	517,882	74	0
TOR	10/2017	DKK	185,006		$28,542	0	(842)
UAG	10/2017		11,795		1,815	0	(58)
	10/2017	EUR	2,584		3,042	0	(12)
	10/2017		$2,738	GBP	2,028	0	(20)
	11/2017	JPY	40,000		$360	3	0
	11/2017	MYR	6,200		1,476	9	0
	12/2017	CNH	35,162		4,978	0	(296)
	12/2017	JPY	2,070,000		19,080	625	0
	12/2017		$7	INR	459	0	0
	04/2018		2,117	DKK	13,310	21	0

Total Forward Foreign Currency Contracts						$8,398	$(10,974)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	147

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	2,730	$50	$54
DUB	Call - OTC USD versus JPY		120.000	04/17/2020		2,305	42	45
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		3,414	63	68

							$155	$167

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$	36,700	$31	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		133,700	136	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		186,700	156	2

								$323	$3

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	10/26/2017	$81,700	$8	$0

Total Purchased Options						$486	$170

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	3,300	$(14)	$(12)
	Call - OTC AUD versus CAD		1.005	12/21/2017		3,300	(14)	(11)
DUB	Put - OTC AUD versus CAD		0.959	12/20/2017		3,200	(14)	(16)
	Call - OTC AUD versus CAD		1.013	12/20/2017		3,200	(15)	(7)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	1,300	(69)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	3,800	(50)	(19)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	2,600	(250)	(26)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,600	(250)	(510)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		3,414	(64)	(18)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		4,226	(87)	(23)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		135	(3)	(1)

							$(830)	$(643)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000%	3-Month USD-LIBOR	10/26/2017	$81,700	$0	$0

Total Written Options						$(836)	$(643)

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.342%	$400	$(14)	$2	$0	$(12)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	3,100	(111)	17	0	(94)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	2,800	(97)	12	0	(85)
	Springleaf Finance Corp.	(5.000)	Quarterly	06/20/2020	1.402	900	(86)	0	0	(86)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	800	(28)	4	0	(24)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	2,600	(91)	12	0	(79)
RYL	Burlington Northern Santa Fe LLC	(0.510)	Quarterly	03/20/2018	0.028	446	0	(1)	0	(1)

							$(427)	$46	$0	$(381)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC +	1.000%	Quarterly	12/20/2021	1.079%	EUR	300	$(11)	$8	$0	$(3)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	$	200	(12)	8	0	(4)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		200	(12)	5	0	(7)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		400	(19)	1	0	(18)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		1,000	2	1	3	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		600	(39)	27	0	(12)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		100	(5)	0	0	(5)

								$(96)	$50	$3	$(49)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD 4,300	$3,409	$16	$(53)	$0	$(37)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027	2,600	2,048	(6)	(3)	0	(9)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP 18,000	22,014	(55)	2,136	2,081	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	3,500	4,620	(12)	77	65	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	1,400	1,708	(1)	166	165	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	149

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	20,000	$24,460	$(38)	$2,350	$2,312	$0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	980	766	3	(1)	2	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	47	141	188	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		4,500	5,504	(26)	546	520	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		13,500	17,820	1	250	251	0

								$(71)	$5,609	$5,584	$(46)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	3-Month KRW-KORIBOR	2.005%	Quarterly	07/10/2027	KRW	7,233,600	$0	$18	$18	$0

SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		9,224,300	0	8	8	0

								$0	$26	$26	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$ 5	$0	$(2)	$0	$(2)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	8	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	5	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	8	0	(3)	0	(3)

							$0	$(11)	$0	$(11)

Total Swap Agreements							$(594)	$5,720	$5,613	$(487)

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$186	$0	$0	$186	$0	$0	$0	$0	$186	$(260)	$(74)
BOA	1,123	54	0	1,177	(3,142)	(23)	(12)	(3,177)	(2,000)	2,124	124
BPS	5	0	0	5	(1,227)	0	(140)	(1,367)	(1,362)	1,395	33
BRC	17	0	0	17	(9)	0	(171)	(180)	(163)	206	43
CBK	853	0	2,146	2,999	(180)	0	(27)	(207)	2,792	(590)	2,202
DUB	4	45	165	214	(104)	(23)	(11)	(138)	76	304	380
FBF	0	0	0	0	(31)	0	(4)	(35)	(35)	0	(35)
GLM	1,775	68	2,312	4,155	(637)	(573)	0	(1,210)	2,945	(570)	2,375
GST	0	0	0	0	0	0	(104)	(104)	(104)	0	(104)
HUS	39	0	3	42	(91)	0	(17)	(108)	(66)	82	16
IND	13	0	0	13	0	0	0	0	13	0	13
JPM	757	0	18	775	(2,360)	(23)	0	(2,383)	(1,608)	1,455	(153)
MSB	1,548	0	0	1,548	(208)	(1)	0	(209)	1,339	(1,480)	(141)
MYC	0	3	2	5	0	0	0	0	5	(33)	(28)
NAB	223	0	0	223	(223)	0	0	(223)	0	0	0
NGF	0	0	0	0	(174)	0	0	(174)	(174)	0	(174)
RYL	0	0	188	188	0	0	(1)	(1)	187	(20)	167
SCX	1,123	0	0	1,123	(131)	0	0	(131)	992	(970)	22
SOG	74	0	528	602	(1,229)	0	0	(1,229)	(627)	1,265	638
TOR	0	0	251	251	(842)	0	0	(842)	(591)	715	124
UAG	658	0	0	658	(386)	0	0	(386)	272	(320)	(48)

Total Over the Counter	$8,398	$170	$5,613	$14,181	$(10,974)	$(643)	$(487)	$(12,104)

(m)	Securities with an aggregate market value of $7,547 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	151

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	383	383
Swap Agreements	0	0	0	0	663	663

	$0	$0	$0	$0	$1,071	$1,071

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,398	$0	$8,398
Purchased Options	0	0	0	167	3	170
Swap Agreements	0	3	0	5,584	26	5,613

	$0	$3	$0	$14,149	$29	$14,181

	$0	$3	$0	$14,149	$1,100	$15,252

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	515	515
Swap Agreements	0	33	0	0	429	462

	$0	$33	$0	$0	$952	$985

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,974	$0	$10,974
Written Options	0	0	0	643	0	643
Swap Agreements	0	430	0	57	0	487

	$0	$430	$0	$11,674	$0	$12,104

	$0	$463	$0	$11,674	$952	$13,089

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(10)	$(10)
Written Options	0	0	0	0	41	41
Futures	0	0	0	0	6,458	6,458
Swap Agreements	0	370	0	0	1,021	1,391

	$0	$370	$0	$0	$7,510	$7,880

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,143)	$0	$(17,143)
Purchased Options	0	0	0	(196)	(139)	(335)
Written Options	0	0	0	236	205	441
Swap Agreements	0	(228)	0	5,931	42	5,745

	$0	$(228)	$0	$(11,172)	$108	$(11,292)

	$0	$142	$0	$(11,172)	$7,618	$(3,412)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(8)	$(8)
Written Options	0	0	0	0	39	39
Futures	0	0	0	0	(3,729)	(3,729)
Swap Agreements	0	(718)	0	0	(2,692)	(3,410)

	$0	$(718)	$0	$0	$(6,390)	$(7,108)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,816)	$0	$(2,816)
Purchased Options	0	0	0	56	(68)	(12)
Written Options	0	0	0	41	(107)	(66)
Swap Agreements	0	32	0	3,887	(41)	3,878

	$0	$32	$0	$1,168	$(216)	$984

	$0	$(686)	$0	$1,168	$(6,606)	$(6,124)

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,056	$0	$2,056
Non-Agency Mortgage-Backed Securities	0	138	0	138
Brazil
Corporate Bonds & Notes	0	5,316	0	5,316
Sovereign Issues	0	7,647	0	7,647
Canada
Corporate Bonds & Notes	0	7,488	0	7,488
Non-Agency Mortgage-Backed Securities	0	1,799	0	1,799
Sovereign Issues	0	22,481	0	22,481
Cayman Islands
Asset-Backed Securities	0	28,361	0	28,361
Corporate Bonds & Notes	0	905	0	905
Denmark
Corporate Bonds & Notes	0	93,485	0	93,485
France
Corporate Bonds & Notes	0	15,222	0	15,222
Sovereign Issues	0	13,705	0	13,705
Germany
Corporate Bonds & Notes	0	7,410	0	7,410
Greece
Corporate Bonds & Notes	0	118	0	118
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,036	0	1,036
Ireland
Asset-Backed Securities	0	4,026	0	4,026
Corporate Bonds & Notes	0	4,713	0	4,713
Sovereign Issues	0	1,284	0	1,284
Italy
Corporate Bonds & Notes	0	8,759	0	8,759
Non-Agency Mortgage-Backed Securities	0	978	0	978
Sovereign Issues	0	14,940	0	14,940
Japan
Corporate Bonds & Notes	0	5,516	0	5,516
Sovereign Issues	0	57,023	0	57,023
Kuwait
Sovereign Issues	0	6,566	0	6,566
Luxembourg
Corporate Bonds & Notes	0	4,388	576	4,964
Malaysia
Sovereign Issues	0	4,432	0	4,432
Multinational
Corporate Bonds & Notes	0	1,217	0	1,217
Netherlands
Asset-Backed Securities	0	4,171	0	4,171
Corporate Bonds & Notes	0	13,867	0	13,867
Norway
Corporate Bonds & Notes	0	2,313	0	2,313
Sovereign Issues	0	899	0	899
Peru
Sovereign Issues	0	1,971	0	1,971
Poland
Sovereign Issues	0	1,673	0	1,673
Portugal
Corporate Bonds & Notes	0	331	0	331
Qatar
Corporate Bonds & Notes	0	648	0	648
Sovereign Issues	0	1,160	0	1,160
Saudi Arabia
Sovereign Issues	0	10,504	0	10,504
Singapore
Corporate Bonds & Notes	0	794	0	794

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Slovenia
Corporate Bonds & Notes	$0	$357	$0	$357
Sovereign Issues	0	11,830	0	11,830
South Korea
Corporate Bonds & Notes	0	690	0	690
Spain
Corporate Bonds & Notes	0	752	0	752
Sovereign Issues	0	16,801	0	16,801
Sweden
Corporate Bonds & Notes	0	49,323	0	49,323
Switzerland
Corporate Bonds & Notes	0	10,949	0	10,949
Sovereign Issues	0	464	0	464
United Arab Emirates
Corporate Bonds & Notes	0	897	0	897
United Kingdom
Corporate Bonds & Notes	0	53,307	0	53,307
Non-Agency Mortgage-Backed Securities	0	14,428	0	14,428
Sovereign Issues	0	14,021	0	14,021
United States
Asset-Backed Securities	0	44,833	0	44,833
Corporate Bonds & Notes	45	78,508	0	78,553
Loan Participations and Assignments	0	5,074	590	5,664
Municipal Bonds & Notes	0	1,774	0	1,774
Non-Agency Mortgage-Backed Securities	0	17,114	0	17,114
U.S. Government Agencies	0	135,404	0	135,404
U.S. Treasury Obligations	0	36,680	0	36,680
Short-Term Instruments
Certificates of Deposit	0	2,903	0	2,903
Repurchase Agreements	0	4,234	0	4,234
Japan Treasury Bills	0	120,889	0	120,889
Mexico Treasury Bills	0	6,989	0	6,989
U.S. Treasury Bills	0	9,877	0	9,877

	$45	$997,438	$1,166	$998,649

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,216	$0	$0	$24,216

Total Investments	$24,261	$997,438	$1,166	$1,022,865

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	408	658	0	1,066
Over the counter	0	14,181	0	14,181

	$408	$14,839	$0	$15,247

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(523)	(462)	0	(985)
Over the counter	0	(12,101)	(3)	(12,104)

	$(523)	$(12,563)	$(3)	$(13,089)

Total Financial Derivative Instruments	$(115)	$2,276	$(3)	$2,158

Totals	$24,146	$999,714	$1,163	$1,025,023

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	153

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust (collectively, “Underlying PIMCO Funds”) and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

154	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2017 (Unaudited)

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Emerging Markets Bond Fund	Daily	Monthly
PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly
PIMCO Emerging Markets Currency Fund	Daily	Monthly
PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly
PIMCO Foreign Bond Fund (Unhedged)	Daily	Monthly
PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly
PIMCO Global Bond Fund (Unhedged)	Daily	Monthly
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	155

Notes to Financial Statements (Cont.)

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values

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of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets

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Notes to Financial Statements (Cont.)

or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2017 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Local Bond Fund	$183,882	$20,117	$(645)	$(10)	$7,080	$210,424	$5,913	$0
PIMCO Emerging Markets Bond Fund	97,339	6,092	(6,261)	(38)	2,346	99,478	2,442	0
PIMCO Emerging Markets Corporate Bond Fund	82,174	1,726	(4,553)	(276)	1,941	81,012	1,726	0
PIMCO Short-Term Floating NAV Portfolio III	3,635	12,825	(13,200)	0	0	3,260	25	0
Totals	$367,030	$40,760	$(24,659)	$(324)	$11,367	$394,174	$10,106	$0

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Notes to Financial Statements (Cont.)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$96,631	$414,171	$(490,300)	$8	$(4)	$20,506	$270	$0
PIMCO Emerging Markets Corporate Bond Fund	1,759	33,319	(33,700)	1	(1)	1,378	19	0
PIMCO Emerging Markets Currency Fund	451,886	2,098,773	(1,748,000)	(113)	(57)	802,489	8,174	0
PIMCO Foreign Bond Fund (Unhedged)	26	73,608	(73,500)	0	0	134	8	0
PIMCO Global Advantage® Strategy Bond Fund	7,312	82,318	(89,500)	1	(1)	130	18	0
PIMCO Global Bond Fund (Unhedged)	27,662	67,219	(94,750)	1	(2)	130	19	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,680	106,236	(83,701)	3	(2)	24,216	35	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers

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of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule

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Notes to Financial Statements (Cont.)

for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments   are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S.

Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place

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beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when

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the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium

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which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure

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value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the

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index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements,  also known as forward volatility agreements and volatility swaps, are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its

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counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or, where applicable, Underlying PIMCO Funds or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Except with regard to the Investments in Mutual Funds subsection (if any), and unless stated otherwise, any reference in the below subsections to a “Fund” includes the Fund, and, where applicable, Acquired Funds and Underlying PIMCO Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Acquired Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Acquired Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present when investing in a mutual fund that invests directly in individual stocks and bonds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ investment adviser will make less than optimal or poor asset allocation decisions. The investment adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has

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begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that a Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions, which may impact companies in many sectors, including energy, financial services and defense, among others, may negatively impact a Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to

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Notes to Financial Statements (Cont.)

make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the

170	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2017 (Unaudited)

Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C		Class R
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.38%	0.50%	0.50%	0.50%		N/A
PIMCO Emerging Markets Corporate Bond Fund	0.55%	0.40%	0.50%	N/A	N/A	0.55%	0.55%	~	N/A
PIMCO Emerging Markets Currency Fund	0.45%	0.40%	0.50%	0.40%	0.55%	0.55%	0.55%		N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.59%	0.40%	0.50%	N/A	N/A	0.55%	0.55%	~	N/A
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%		N/A
PIMCO Global Advantage® Strategy Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%	0.45%		0.45%
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	0.30%	0.45%	N/A	N/A		N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	0.30%	N/A	0.40%	0.40%		N/A

~	This share class was liquidated during the reporting period.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for

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Notes to Financial Statements (Cont.)

providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

172	PIMCO INTERNATIONAL BOND FUNDS

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(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described above are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2018, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, to the extent the Fund’s advisory fee or advisory fee and supervisory and administrative fee taken together are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount waived was $1,674,569.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30,

2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Emerging Markets Bond Fund	$5,048	$43,880
PIMCO Emerging Markets Corporate Bond Fund	1,114	1,012
PIMCO Emerging Markets Currency Fund	139,513	15,390
PIMCO Foreign Bond Fund (Unhedged)	9,356	5,414
PIMCO Global Advantage® Strategy Bond Fund	1,919	24,995
PIMCO Global Bond Fund (Unhedged)	2,132	8,021
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	6,517	2,949

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Markets Bond Fund	$0	$0	$311,659	$256,492
PIMCO Emerging Markets Corporate Bond Fund	5,750	3,914	66,757	57,474
PIMCO Emerging Markets Currency Fund	6,589	6,589	670,809	718,738
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	27,935	11,459
PIMCO Foreign Bond Fund (Unhedged)	596,269	569,822	294,751	104,292
PIMCO Global Advantage® Strategy Bond Fund	481,546	476,494	116,162	133,177
PIMCO Global Bond Fund (Unhedged)	509,106	518,142	93,054	75,965
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	927,698	910,717	186,680	72,736

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	17,904	$189,355	82,489	$852,512	628		$6,706		2,334		$23,945
Class P	2,079	21,976	3,067	31,478	10		101		9		97
Administrative Class	60	632	318	3,267	0		0		0		0
Class D	3,298	34,809	5,272	54,171	0		0		13	(a)	146	(a)
Class A	7,794	82,410	6,483	66,392	5		57		49		505
Class C	286	3,017	424	4,354	3	(b)	30	(b)	16		154
Issued as reinvestment of distributions
Institutional Class	2,653	28,126	5,060	51,887	252		2,699		584		6,018
Class P	227	2,409	526	5,388	1		14		3		29
Administrative Class	10	111	25	260	0		0		0		0
Class D	334	3,537	755	7,734	0		0		1	(a)	5	(a)
Class A	339	3,590	766	7,839	2		19		4		39
Class C	79	842	268	2,738	0	(b)	3	(b)	1		15
Cost of shares redeemed
Institutional Class	(18,074)	(190,907)	(59,719)	(610,235)	(873)		(9,324)		(4,159)		(42,624)
Class P	(1,679)	(17,761)	(4,329)	(44,105)	(1)		(16)		(18)		(183)
Administrative Class	(77)	(810)	(381)	(3,846)	0		0		0		0
Class D	(4,213)	(44,353)	(5,647)	(57,572)	0		0		(26	)(a)	(273	)(a)
Class A	(6,799)	(71,951)	(9,288)	(94,657)	(1)		(13)		(56)		(577)
Class C	(2,285)	(24,009)	(1,724)	(17,592)	(50	)(b)	(530	)(b)	(11)		(111)
Net increase (decrease) resulting from Fund share transactions	1,936	$21,023	24,365	$260,013	(24)		$(254)		(1,256)		$(12,815)

174	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2017 (Unaudited)

	PIMCO Emerging Markets Currency Fund				PIMCO Emerging Markets Full Spectrum Bond Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	3,241	$29,662	86,547	$751,020	3,417		$26,584		9,191		$68,122
Class P	106	979	294	2,583	176		1,366		83		623
Administrative Class	0	1	62	547	0		0		0		0
Class D	165	1,520	168	1,475	0		0		39	(a)	284	(a)
Class A	640	5,801	170	1,500	22		176		9		61
Class C	8	80	31	273	5	(b)	43	(b)	44		328
Class R	0	0	0	0	0		0		0		0
Issued as reinvestment of distributions
Institutional Class	5,893	54,407	12,018	105,951	1,285		10,020		2,407		18,053
Class P	6	52	13	116	7		51		23		170
Administrative Class	0	2	12	109	0		0		0		0
Class D	18	162	42	373	0		0		8	(a)	61	(a)
Class A	17	159	40	350	3		24		9		70
Class C	4	33	13	119	1	(b)	4	(b)	2		18
Class R	0	0	0	0	0		0		0		0
Cost of shares redeemed
Institutional Class	(17,243)	(158,639)	(103,694)	(906,280)	(2,632)		(20,464)		(10,585)		(78,676)
Class P	(108)	(999)	(301)	(2,649)	(43)		(337)		(450)		(3,290)
Administrative Class	0	(4)	(602)	(5,247)	0		0		0		0
Class D	(259)	(2,381)	(518)	(4,535)	0		0		(303	)(a)	(2,218	)(a)
Class A	(492)	(4,534)	(932)	(8,204)	(78)		(610)		(70)		(523)
Class C	(268)	(2,438)	(313)	(2,751)	(60	)(b)	(469	)(b)	(36)		(265)
Class R	0	0	0	0	0		0		0		0
Net increase (decrease) resulting from Fund share transactions	(8,272)	$(76,137)	(6,950)	$(65,250)	2,103		$16,388		371		$2,818

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Notes to Financial Statements (Cont.)

	PIMCO Foreign Bond Fund (Unhedged)				PIMCO Global Advantage® Strategy Bond Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	13,993	$138,194	21,335	$206,209	5,103	$54,224	19,399	$198,677
Class P	15,452	154,959	3,873	37,086	31	320	112	1,142
Administrative Class	4,655	46,196	3,031	29,495	0	0	0	0
Class D	3,514	34,668	16,598	164,270	3	26	84	866
Class A	2,155	20,956	1,746	16,897	46	491	110	1,115
Class C	39	390	148	1,447	5	59	11	102
Class R	0	0	0	0	5	62	12	127
Issued as reinvestment of distributions
Institutional Class	373	3,675	1,074	10,460	399	4,245	1,404	14,401
Class P	63	627	112	1,091	2	25	6	57
Administrative Class	31	311	39	376	0	0	0	0
Class D	184	1,812	548	5,326	3	28	9	93
Class A	34	336	114	1,113	5	55	19	191
Class C	2	17	15	146	2	17	6	61
Class R	0	0	0	0	2	18	5	49
Cost of shares redeemed
Institutional Class	(7,910)	(77,315)	(35,608)	(345,497)	(11,334)	(120,803)	(67,436)	(689,011)
Class P	(1,438)	(14,184)	(4,558)	(43,886)	(44)	(467)	(193)	(1,962)
Administrative Class	(614)	(6,131)	(1,469)	(14,219)	0	0	0	0
Class D	(20,387)	(203,758)	(13,111)	(126,937)	(26)	(271)	(363)	(3,698)
Class A	(1,329)	(13,150)	(4,517)	(43,535)	(182)	(1,934)	(721)	(7,385)
Class C	(818)	(7,861)	(832)	(8,020)	(96)	(1,018)	(261)	(2,686)
Class R	0	0	0	0	(32)	(337)	(109)	(1,127)
Net increase (decrease) resulting from Fund share transactions	7,999	$79,742	(11,462)	$(108,178)	(6,108)	$(65,260)	(47,906)	$(488,988)

176	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2017 (Unaudited)

PIMCO Global Bond Fund (Unhedged)				PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3,362	$31,715	6,087	$56,305	12,754	$132,101	16,422	$168,302
208	1,969	95	865	1,741	17,968	4,234	43,228
740	7,014	1,851	17,240	131	1,350	433	4,405
495	4,616	427	3,950	0	0	0	0
0	0	0	0	2,679	27,548	3,505	35,790
0	0	0	0	125	1,297	582	5,969
0	0	0	0	0	0	0	0

201	1,898	654	6,077	352	3,642	1,255	12,765
1	12	2	18	34	349	108	1,095
88	830	241	2,239	5	50	19	192
12	113	30	278	0	0	0	0
0	0	0	0	39	407	155	1,577
0	0	0	0	2	19	32	325
0	0	0	0	0	0	0	0

(12,055)	(113,503)	(19,147)	(175,527)	(5,915)	(60,976)	(10,850)	(110,742)
(131)	(1,253)	(74)	(676)	(1,366)	(14,080)	(2,202)	(22,478)
(1,219)	(11,494)	(3,542)	(32,598)	(85)	(877)	(313)	(3,207)
(233)	(2,167)	(903)	(8,333)	0	0	0	0
0	0	0	0	(3,502)	(36,294)	(2,934)	(30,002)
0	0	0	0	(664)	(6,824)	(999)	(10,180)
0	0	0	0	0	0	0	0
(8,531)	$(80,250)	(14,279)	$(130,162)	6,330	$65,680	9,447	$97,039

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Emerging Markets Bond Fund	1	0	12%	0%
PIMCO Emerging Markets Corporate Bond Fund	0	2	0%	69%
PIMCO Emerging Markets Currency Fund	0	2	0%	91%
PIMCO Emerging Markets Full Spectrum Bond Fund	2	0	31%	0%
PIMCO Global Advantage® Strategy Bond Fund	2	0	38%	0%
PIMCO Global Bond Fund (Unhedged)	1	0	26%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	177

Notes to Financial Statements (Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	03/31/2018	03/31/2019
PIMCO Emerging Markets Bond Fund	$0	$0
PIMCO Emerging Markets Corporate Bond Fund	0	0
PIMCO Emerging Markets Currency Fund	368,611	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0
PIMCO Foreign Bond Fund (Unhedged)	0	0
PIMCO Global Advantage® Strategy Bond Fund	0	0
PIMCO Global Bond Fund (Unhedged)	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO Emerging Markets Bond Fund	$0	$217,149
PIMCO Emerging Markets Corporate Bond Fund*	21,108	31,862
PIMCO Emerging Markets Currency Fund	355,283	240,206
PIMCO Emerging Markets Full Spectrum Bond Fund	1,118	42,679
PIMCO Foreign Bond Fund (Unhedged)	0	0
PIMCO Global Advantage® Strategy Bond Fund	20,949	6,646
PIMCO Global Bond Fund (Unhedged)	4,095	867
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	7,461	658

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

178	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2017 (Unaudited)

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(2)
PIMCO Emerging Markets Bond Fund	$1,920,576	$114,336	$(98,468)	$15,868
PIMCO Emerging Markets Corporate Bond Fund	151,657	5,902	(7,449)	(1,547)
PIMCO Emerging Markets Currency Fund	4,101,478	135,746	(147,706)	(11,960)
PIMCO Emerging Markets Full Spectrum Bond Fund	423,074	0	(28,324)	(28,324)
PIMCO Foreign Bond Fund (Unhedged)	1,525,667	106,843	(83,802)	23,041
PIMCO Global Advantage® Strategy Bond Fund	524,535	37,603	(23,517)	14,086
PIMCO Global Bond Fund (Unhedged)	451,487	27,962	(16,828)	11,134
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	992,160	56,871	(28,476)	28,395

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

Effective October 2, 2017, the advisory fee for each of the Funds listed below decreased by 0.05%. The new advisory fee for each Fund is noted in the following table:

Fund	New Advisory Fee
Emerging Markets Corporate Bond	0.50%
Emerging Markets Full Spectrum Bond	0.54%
Global Advantage Strategy Bond	0.35%

On November 15, 2017, the Board approved the liquidation of certain Class shares. The liquidation of these Class shares is expected to occur on January 31, 2018 as noted in the following table:

Fund	Class shares
PIMCO Emerging Markets Corporate Bond Fund	Class A, Class P
PIMCO Emerging Markets Currency Fund	Administrative Class
PIMCO Emerging Markets Full Spectrum Bond Fund	Class A, Class P
PIMCO Global Advantage Strategy Bond Fund	Class R
PIMCO Global Bond Fund (Unhedged)	Class P

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	179

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPI YOY	US CPI Year Over Year	MXIBTIIE	28 Day Mexico Interbank Rate
BADLARPP	Argentina Badlar Floating Rate Notes	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PRIB06M	6 Month Czech Interbank Offer Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BBSW1M	1 Month Bank Bill Swap Rate	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	EUSA5	5 Year EUR Annual Swap Rate	US0003M	3 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	GUKG5	5 Year UK Generic Government Bonds	US0006M	6 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate	US0012M	12 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	USISDA05	5 Year USD ICE Swap Rate - 11AM
CDX.IG	Credit Derivatives Index - Investment Grade	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	USSW5	5 Year USD Swap Rate
CPI	Consumer Price Index	LIBOR12M	12 Month USD-LIBOR	USSW6	6 Year USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
AID	Agency International Development	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ATM	At-the-money	FDIC	Federal Deposit Insurance Corp.	STIBOR	Stockholm Interbank Offered Rate
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WIBOR	Warsaw Interbank Offered Rate
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	YOY	Year-Over-Year

180	PIMCO INTERNATIONAL BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	181

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

182	PIMCO BOND FUNDS

(Unaudited)

Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

184	PIMCO BOND FUNDS

(Unaudited)

serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

186	PIMCO BOND FUNDS

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	187

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4005SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, fund of funds risk, market trading risk, municipal project-specific risk, municipal bond risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, issuer non-diversification risk, management risk, short exposure risk, tax risk, subsidiary risk, value investing risk, arbitrage risk,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

convertible securities risk, exchange-traded fund risk, tracking error risk and indexing risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	12/31/02	04/30/03	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	—	07/29/05	07/29/05	07/29/05	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the Funds (Cont.)

hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO All Asset Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	5.17%	10.17%	3.61%	5.12%	7.20%
PIMCO All Asset Fund Class P	5.12%	10.14%	3.52%	5.03%	7.11%
PIMCO All Asset Fund Administrative Class	5.04%	9.97%	3.37%	4.87%	6.94%
PIMCO All Asset Fund Class D	4.98%	9.84%	3.22%	4.69%	6.69%
PIMCO All Asset Fund Class A	4.96%	9.78%	3.13%	4.57%	6.61%
PIMCO All Asset Fund Class A (adjusted)	1.02%	5.66%	2.34%	4.17%	6.34%
PIMCO All Asset Fund Class C	4.60%	8.91%	2.36%	3.79%	5.81%
PIMCO All Asset Fund Class C (adjusted)	3.60%	7.91%	2.36%	3.79%	5.81%
PIMCO All Asset Fund Class R	4.87%	9.48%	2.86%	4.30%	6.32%
Bloomberg Barclays U.S. TIPS: 1-10 Year Index	0.30%	(0.14)%	0.08%	3.27%	4.08%
Consumer Price Index + 500 Basis Points	3.52%	7.23%	6.30%	6.68%	7.09%
Lipper Alternative Global Macro Funds Average	4.07%	6.10%	2.76%	2.96%	5.86%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares . Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.065% for Institutional Class shares, 1.165% for Class P shares, 1.315% for Administrative Class shares, 1.465% for Class D shares, 1.515% for Class A shares, 2.265% for Class C shares, and 1.765% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAAIX	Class P - PALPX	Class C - PASCX	Class R - PATRX
Class A - PASAX	Administrative Class - PAALX	Class D - PASDX

Top 10 Holdings as of 09/30/20171§

PIMCO Emerging Markets Currency Fund	13.7%
PIMCO RAE Low Volatility PLUS EMG Fund	7.2%
PIMCO Emerging Local Bond Fund	6.6%
PIMCO Income Fund	6.6%
PIMCO Total Return Fund	5.7%
PIMCO RAE Fundamental Emerging Markets Fund	5.1%
PIMCO CommoditiesPLUS® Strategy Fund	5.0%
PIMCO RAE Fundamental PLUS EMG Fund	4.7%
PIMCO Long-Term U.S. Government Fund	4.3%
PIMCO Senior Floating Rate Fund	4.0%

[1]	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to emerging market equities, primarily through PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Low Volatility PLUS EMG Fund, and PIMCO Fundamental Emerging Markets Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to developed ex U.S. equities, primarily through PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Low Volatility PLUS International Fund, and PIMCO StocksPLUS® International Fund (U.S. dollar-hedged), contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Exposure to emerging market bonds and currencies, primarily through PIMCO Emerging Markets Currency Fund and PIMCO Emerging Local
Bond Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Credit exposure, primarily through PIMCO Income Fund, PIMCO High Yield Spectrum Fund, and PIMCO High Yield Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to U.S. long maturity bonds, primarily through PIMCO Long-Term U.S. Government Fund, PIMCO Extended Duration Fund, and PIMCO Long Duration Total Return Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to U.S. core bonds, primarily through PIMCO Investment Grade Corporate Bond Fund and PIMCO Total Return Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO All Asset All Authority Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	4.95%	8.80%	0.96%	4.50%	5.65%
PIMCO All Asset All Authority Fund Class P	4.79%	8.70%	0.84%	4.39%	5.49%
PIMCO All Asset All Authority Fund Class D	4.78%	8.42%	0.57%	4.06%	5.14%
PIMCO All Asset All Authority Fund Class A	4.74%	8.33%	0.52%	3.97%	5.08%
PIMCO All Asset All Authority Fund Class A (adjusted)	(1.02)%	2.37%	(0.61)%	3.58%	4.80%
PIMCO All Asset All Authority Fund Class C	4.25%	7.50%	(0.26)%	3.19%	4.29%
PIMCO All Asset All Authority Fund Class C (adjusted)	3.25%	6.50%	(0.26)%	3.19%	4.29%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%	8.71%
Consumer Price Index + 650 Basis Points	4.25%	8.73%	7.80%	8.18%	8.58%
Lipper Alternative Global Macro Funds Average	4.07%	6.10%	2.76%	2.96%	5.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.99% for Institutional Class shares, 2.09% for Class P shares, 2.39% for Class D shares, 2.44% for Class A shares, and 3.19% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAUIX	Class P - PAUPX	Class D - PAUDX
Class A - PAUAX	Class C - PAUCX

Top 10 Holdings as of 09/30/20171§

PIMCO StocksPLUS® Short Fund	18.3%
PIMCO Emerging Markets Currency Fund	9.3%
PIMCO Income Fund	5.7%
PIMCO RAE Low Volatility PLUS EMG Fund	5.3%
PIMCO Emerging Local Bond Fund	5.2%
PIMCO RAE Fundamental PLUS EMG Fund	4.6%
PIMCO RealEstateRealReturn Strategy Fund	4.3%
PIMCO RAE Fundamental PLUS International Fund	4.2%
PIMCO RAE Fundamental Emerging Markets Fund	4.2%
PIMCO CommoditiesPLUS® Strategy Fund	4.1%

[1]	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to developed ex U.S. equities, primarily through PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO StocksPLUS® International Fund (U.S. dollar-hedged), and PIMCO StocksPLUS® International Fund (Unhedged), contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to emerging market equities, primarily through PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Low Volatility PLUS EMG Fund, and PIMCO Fundamental Emerging Markets Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Exposure to emerging market bonds and currencies, primarily through PIMCO Emerging Markets Currency Fund and PIMCO Emerging Local Bond Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Credit exposure, primarily through PIMCO Income Fund, PIMCO High Yield Spectrum Fund, and PIMCO High Yield Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to U.S. long maturity bonds, primarily through PIMCO Long-Term U.S. Government Fund, PIMCO Extended Duration Fund, and PIMCO Long Duration Total Return Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to U.S. core bonds, primarily through PIMCO Investment Grade Corporate Bond Fund and PIMCO Total Return Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Inverse exposure to the S&P 500 Index, achieved through PIMCO StocksPLUS® Short Fund, detracted from performance, as this Underlying PIMCO Fund posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO All Asset Fund
Institutional Class	$1,000.00	$1,051.70	$0.64	$1,000.00	$1,024.31	$0.63	0.125%
Class P	1,000.00	1,051.20	1.15	1,000.00	1,023.81	1.14	0.225
Administrative Class	1,000.00	1,050.40	1.92	1,000.00	1,023.06	1.89	0.375
Class D	1,000.00	1,049.80	2.68	1,000.00	1,022.31	2.65	0.525
Class A	1,000.00	1,049.60	2.94	1,000.00	1,022.06	2.90	0.575
Class C	1,000.00	1,046.00	6.76	1,000.00	1,018.32	6.67	1.325
Class R	1,000.00	1,048.70	4.21	1,000.00	1,020.82	4.16	0.825

PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$1,049.50	$5.21	$1,000.00	$1,019.85	$5.14	1.02%
Class P	1,000.00	1,047.90	5.72	1,000.00	1,019.35	5.64	1.12
Class D	1,000.00	1,047.80	7.25	1,000.00	1,017.85	7.14	1.42
Class A	1,000.00	1,047.40	7.50	1,000.00	1,017.60	7.39	1.47
Class C	1,000.00	1,042.50	11.30	1,000.00	1,013.86	11.15	2.22

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 8, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg Barclays U.S. TIPS: 1-10 Year Index	Bloomberg Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
PIMCO All Asset Fund
Institutional Class
04/01/2017 - 09/30/2017+	$11.69	$0.28	$0.32	$0.60	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2017	10.68	0.35	1.04	1.39	(0.36)	0.00	(0.02)	(0.38)
03/31/2016	11.58	0.40	(0.88)	(0.48)	(0.42)	0.00	0.00	(0.42)
03/31/2015	12.29	0.54	(0.70)	(0.16)	(0.55)	0.00	0.00	(0.55)
03/31/2014	12.58	0.56	(0.30)	0.26	(0.55)	0.00	0.00	(0.55)
03/31/2013	12.14	0.71	0.45	1.16	(0.72)	0.00	0.00	(0.72)

Class P
04/01/2017 - 09/30/2017+	11.72	0.28	0.32	0.60	(0.26)	0.00	0.00	(0.26)
03/31/2017	10.70	0.34	1.05	1.39	(0.35)	0.00	(0.02)	(0.37)
03/31/2016	11.60	0.38	(0.87)	(0.49)	(0.41)	0.00	0.00	(0.41)
03/31/2015	12.32	0.54	(0.72)	(0.18)	(0.54)	0.00	0.00	(0.54)
03/31/2014	12.60	0.55	(0.29)	0.26	(0.54)	0.00	0.00	(0.54)
03/31/2013	12.14	0.72	0.42	1.14	(0.68)	0.00	0.00	(0.68)

Administrative Class
04/01/2017 - 09/30/2017+	11.72	0.26	0.33	0.59	(0.25)	0.00	0.00	(0.25)
03/31/2017	10.70	0.31	1.06	1.37	(0.33)	0.00	(0.02)	(0.35)
03/31/2016	11.60	0.37	(0.88)	(0.51)	(0.39)	0.00	0.00	(0.39)
03/31/2015	12.32	0.51	(0.71)	(0.20)	(0.52)	0.00	0.00	(0.52)
03/31/2014	12.60	0.53	(0.29)	0.24	(0.52)	0.00	0.00	(0.52)
03/31/2013	12.11	0.69	0.43	1.12	(0.63)	0.00	0.00	(0.63)

Class D
04/01/2017 - 09/30/2017+	11.70	0.25	0.33	0.58	(0.24)	0.00	0.00	(0.24)
03/31/2017	10.69	0.30	1.05	1.35	(0.32)	0.00	(0.02)	(0.34)
03/31/2016	11.59	0.35	(0.88)	(0.53)	(0.37)	0.00	0.00	(0.37)
03/31/2015	12.30	0.48	(0.69)	(0.21)	(0.50)	0.00	0.00	(0.50)
03/31/2014	12.58	0.50	(0.28)	0.22	(0.50)	0.00	0.00	(0.50)
03/31/2013	12.06	0.67	0.43	1.10	(0.58)	0.00	0.00	(0.58)

Class A
04/01/2017 - 09/30/2017+	11.71	0.25	0.33	0.58	(0.24)	0.00	0.00	(0.24)
03/31/2017	10.70	0.29	1.05	1.34	(0.31)	0.00	(0.02)	(0.33)
03/31/2016	11.60	0.34	(0.88)	(0.54)	(0.36)	0.00	0.00	(0.36)
03/31/2015	12.31	0.46	(0.68)	(0.22)	(0.49)	0.00	0.00	(0.49)
03/31/2014	12.59	0.50	(0.29)	0.21	(0.49)	0.00	0.00	(0.49)
03/31/2013	12.04	0.64	0.44	1.08	(0.53)	0.00	0.00	(0.53)

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.03	5.17%	$16,878,130	0.125	%*	0.225	%*	0.125	%*	0.225	%*	4.68	%*	22%
11.69	13.21	16,330,803	0.085		0.225		0.085		0.225		3.06		54
10.68	(4.08)	16,721,758	0.055		0.225		0.055		0.225		3.65		40
11.58	(1.36)	24,949,112	0.075		0.225		0.075		0.225		4.37		86
12.29	2.20	27,142,889	0.075		0.225		0.075		0.225		4.59		54
12.58	9.65	26,626,154	0.125		0.225		0.125		0.225		5.69		36

12.06	5.12	677,643	0.225	*	0.325	*	0.225	*	0.325	*	4.64	*	22
11.72	13.18	588,700	0.185		0.325		0.185		0.325		3.02		54
10.70	(4.19)	482,467	0.155		0.325		0.155		0.325		3.48		40
11.60	(1.53)	1,163,590	0.175		0.325		0.175		0.325		4.38		86
12.32	2.18	1,210,039	0.175		0.325		0.175		0.325		4.47		54
12.60	9.54	1,507,357	0.225		0.325		0.225		0.325		5.73		36

12.06	5.04	181,189	0.375	*	0.475	*	0.375	*	0.475	*	4.42	*	22
11.72	13.00	191,878	0.335		0.475		0.335		0.475		2.75		54
10.70	(4.33)	244,060	0.305		0.475		0.305		0.475		3.35		40
11.60	(1.68)	430,275	0.325		0.475		0.325		0.475		4.13		86
12.32	2.03	459,772	0.325		0.475		0.325		0.475		4.30		54
12.60	9.38	487,385	0.375		0.475		0.375		0.475		5.58		36

12.04	4.98	313,326	0.525	*	0.625	*	0.525	*	0.625	*	4.27	*	22
11.70	12.77	321,653	0.485		0.625		0.485		0.625		2.67		54
10.69	(4.49)	321,591	0.455		0.625		0.455		0.625		3.20		40
11.59	(1.75)	671,663	0.475		0.625		0.475		0.625		3.92		86
12.30	1.88	841,407	0.475		0.625		0.475		0.625		4.10		54
12.58	9.21	1,071,887	0.525		0.625		0.525		0.625		5.40		36

12.05	4.96	851,372	0.575	*	0.675	*	0.575	*	0.675	*	4.26	*	22
11.71	12.67	730,425	0.565	(e)	0.705	(e)	0.565	(e)	0.705	(e)	2.58		54
10.70	(4.57)	781,603	0.555		0.725		0.555		0.725		3.11		40
11.60	(1.85)	1,369,369	0.575		0.725		0.575		0.725		3.77		86
12.31	1.78	1,884,760	0.575		0.725		0.575		0.725		4.06		54
12.59	9.08	2,230,692	0.625		0.725		0.625		0.725		5.18		36

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2017 - 09/30/2017+	$11.66	$0.20	$0.33	$0.53	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	10.66	0.20	1.05	1.25	(0.23)	0.00	(0.02)	(0.25)
03/31/2016	11.56	0.26	(0.88)	(0.62)	(0.28)	0.00	0.00	(0.28)
03/31/2015	12.27	0.38	(0.69)	(0.31)	(0.40)	0.00	0.00	(0.40)
03/31/2014	12.56	0.40	(0.29)	0.11	(0.40)	0.00	0.00	(0.40)
03/31/2013	11.90	0.55	0.43	0.98	(0.32)	0.00	0.00	(0.32)

Class R
04/01/2017 - 09/30/2017+	11.64	0.23	0.33	0.56	(0.22)	0.00	0.00	(0.22)
03/31/2017	10.64	0.26	1.04	1.30	(0.28)	0.00	(0.02)	(0.30)
03/31/2016	11.54	0.32	(0.88)	(0.56)	(0.34)	0.00	0.00	(0.34)
03/31/2015	12.25	0.43	(0.68)	(0.25)	(0.46)	0.00	0.00	(0.46)
03/31/2014	12.54	0.47	(0.30)	0.17	(0.46)	0.00	0.00	(0.46)
03/31/2013	11.98	0.64	0.41	1.05	(0.49)	0.00	0.00	(0.49)
PIMCO All Asset All Authority Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.76	$0.24	$0.19	$0.43	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2017	8.04	0.25	0.75	1.00	(0.25)	0.00	(0.03)	(0.28)
03/31/2016	9.07	0.39	(0.99)	(0.60)	(0.43)	0.00	0.00	(0.43)
03/31/2015	10.06	0.47	(0.94)	(0.47)	(0.52)	0.00	0.00	(0.52)
03/31/2014	10.93	0.56	(0.88)	(0.32)	(0.55)	0.00	0.00	(0.55)
03/31/2013	10.63	0.72	0.27	0.99	(0.69)	0.00	0.00	(0.69)

Class P
04/01/2017 - 09/30/2017+	8.77	0.24	0.18	0.42	(0.23)	0.00	0.00	(0.23)
03/31/2017	8.05	0.24	0.75	0.99	(0.24)	0.00	(0.03)	(0.27)
03/31/2016	9.08	0.37	(0.98)	(0.61)	(0.42)	0.00	0.00	(0.42)
03/31/2015	10.07	0.46	(0.94)	(0.48)	(0.51)	0.00	0.00	(0.51)
03/31/2014	10.94	0.51	(0.84)	(0.33)	(0.54)	0.00	0.00	(0.54)
03/31/2013	10.62	0.70	0.29	0.99	(0.67)	0.00	0.00	(0.67)

Class D
04/01/2017 - 09/30/2017+	8.73	0.22	0.19	0.41	(0.21)	0.00	0.00	(0.21)
03/31/2017	8.02	0.21	0.75	0.96	(0.22)	0.00	(0.03)	(0.25)
03/31/2016	9.05	0.35	(0.99)	(0.64)	(0.39)	0.00	0.00	(0.39)
03/31/2015	10.03	0.42	(0.92)	(0.50)	(0.48)	0.00	0.00	(0.48)
03/31/2014	10.90	0.48	(0.84)	(0.36)	(0.51)	0.00	0.00	(0.51)
03/31/2013	10.54	0.66	0.28	0.94	(0.58)	0.00	0.00	(0.58)

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.00	4.60%	$472,681	1.325	%*	1.425	%*	1.325	%*	1.425	%*	3.35	%*	22%
11.66	11.82	663,861	1.315	(e)	1.455	(e)	1.315	(e)	1.455	(e)	1.82		54
10.66	(5.32)	751,398	1.305		1.475		1.305		1.475		2.36		40
11.56	(2.58)	1,364,100	1.325		1.475		1.325		1.475		3.06		86
12.27	0.97	1,755,836	1.325		1.475		1.325		1.475		3.29		54
12.56	8.31	2,141,098	1.375		1.475		1.375		1.475		4.45		36

11.98	4.87	67,581	0.825	*	0.925	*	0.825	*	0.925	*	3.95	*	22
11.64	12.39	71,325	0.815	(e)	0.955	(e)	0.815	(e)	0.955	(e)	2.33		54
10.64	(4.81)	73,804	0.805		0.975		0.805		0.975		2.91		40
11.54	(2.10)	109,171	0.825		0.975		0.825		0.975		3.55		86
12.25	1.48	139,215	0.825		0.975		0.825		0.975		3.84		54
12.54	8.81	140,896	0.875		0.975		0.875		0.975		5.17		36

$8.96	4.95%	$5,794,283	1.02	%(d)*	1.06	%(d)*	0.21	%*	0.25	%*	5.33	%*	21%
8.76	12.66	5,690,312	0.80	(d)	0.87	(d)	0.18		0.25		2.90		51
8.04	(6.53)	5,917,397	0.67	(d)	0.77	(d)	0.15		0.25		4.59		39
9.07	(4.80)	10,944,124	0.70	(d)	0.78	(d)	0.17		0.25		4.74		75
10.06	(2.80)	15,257,211	0.82	(d)	0.89	(d)	0.18		0.25		5.43		65
10.93	9.40	15,915,147	0.83	(d)	0.87	(d)	0.21		0.25		6.56		18

8.96	4.79	922,281	1.12	(d)*	1.16	(d)*	0.31	*	0.35	*	5.29	*	21
8.77	12.54	838,859	0.90	(d)	0.97	(d)	0.28		0.35		2.85		51
8.05	(6.63)	785,877	0.77	(d)	0.87	(d)	0.25		0.35		4.34		39
9.08	(4.89)	2,455,193	0.80	(d)	0.88	(d)	0.27		0.35		4.59		75
10.07	(2.91)	3,787,152	0.92	(d)	0.99	(d)	0.28		0.35		4.96		65
10.94	9.35	6,376,178	0.93	(d)	0.97	(d)	0.31		0.35		6.41		18

8.93	4.78	235,139	1.42	(d)*	1.46	(d)*	0.61	*	0.65	*	4.88	*	21
8.73	12.14	254,037	1.20	(d)	1.27	(d)	0.58		0.65		2.50		51
8.02	(6.96)	269,565	1.07	(d)	1.17	(d)	0.55		0.65		4.09		39
9.05	(5.11)	737,268	1.10	(d)	1.18	(d)	0.57		0.65		4.28		75
10.03	(3.21)	1,219,268	1.22	(d)	1.29	(d)	0.58		0.65		4.69		65
10.90	8.98	1,994,391	1.23	(d)	1.27	(d)	0.61		0.65		6.04		18

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class A
04/01/2017 - 09/30/2017+	$8.77	$0.22	$0.19	$0.41	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	8.05	0.21	0.76	0.97	(0.22)	0.00	(0.03)	(0.25)
03/31/2016	9.08	0.35	(0.99)	(0.64)	(0.39)	0.00	0.00	(0.39)
03/31/2015	10.07	0.40	(0.92)	(0.52)	(0.47)	0.00	0.00	(0.47)
03/31/2014	10.94	0.48	(0.85)	(0.37)	(0.50)	0.00	0.00	(0.50)
03/31/2013	10.56	0.65	0.30	0.95	(0.57)	0.00	0.00	(0.57)

Class C
04/01/2017 - 09/30/2017+	8.77	0.18	0.19	0.37	(0.18)	0.00	0.00	(0.18)
03/31/2017	8.06	0.14	0.76	0.90	(0.16)	0.00	(0.03)	(0.19)
03/31/2016	9.08	0.28	(0.98)	(0.70)	(0.32)	0.00	0.00	(0.32)
03/31/2015	10.07	0.34	(0.93)	(0.59)	(0.40)	0.00	0.00	(0.40)
03/31/2014	10.94	0.41	(0.85)	(0.44)	(0.43)	0.00	0.00	(0.43)
03/31/2013	10.46	0.57	0.28	0.85	(0.37)	0.00	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Ratio of expenses to average net assets includes line of credit expenses.
(e)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.97	4.74%	$577,491	1.47	%(d)*	1.51	%(d)*	0.66	%*	0.70	%*	4.89	%*	21%
8.77	12.16	557,523	1.25	(d)	1.32	(d)	0.63		0.70		2.42		51
8.05	(6.97)	666,880	1.12	(d)	1.22	(d)	0.60		0.70		4.11		39
9.08	(5.26)	1,484,897	1.15	(d)	1.23	(d)	0.62		0.70		4.02		75
10.07	(3.25)	3,312,097	1.27	(d)	1.34	(d)	0.63		0.70		4.66		65
10.94	9.01	5,312,366	1.28	(d)	1.32	(d)	0.66		0.70		5.98		18

8.96	4.25	632,155	2.22	(d)*	2.26	(d)*	1.41	*	1.45	*	4.03	*	21
8.77	11.29	742,593	2.00	(d)	2.07	(d)	1.38		1.45		1.64		51
8.06	(7.59)	901,039	1.87	(d)	1.97	(d)	1.35		1.45		3.35		39
9.08	(5.98)	1,878,807	1.90	(d)	1.98	(d)	1.37		1.45		3.46		75
10.07	(3.97)	3,207,862	2.02	(d)	2.09	(d)	1.38		1.45		3.99		65
10.94	8.11	4,592,645	2.03	(d)	2.07	(d)	1.41		1.45		5.29		18

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Assets:
Investments, at value
Investments in securities*	$0	$298
Investments in Affiliates	19,447,412	11,497,105
Cash	45	1
Receivable for investments in Affiliates sold	1,116	1,636
Receivable for Fund shares sold	12,088	7,422
Dividends receivable from Affiliates	33,165	14,848
Reimbursement receivable from PIMCO	1,322	128
Prepaid expenses	0	4,755
Total Assets	9,495,148	11,526,193

Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$0	$3,300,000
Payable for investments in Affiliates purchased	34,281	16,484
Payable for Fund shares redeemed	14,157	45,573
Accrued investment advisory fees	2,897	1,399
Accrued supervisory and administrative fees	1,165	667
Accrued distribution fees	426	461
Accrued servicing fees	300	260
Total Liabilities	53,226	3,364,844

Net Assets	$19,441,922	$8,161,349

Net Assets Consist of:
Paid in capital	$22,143,578	$13,810,718
Undistributed (overdistributed) net investment income	27,773	6,493
Accumulated undistributed net realized gain (loss)	(3,603,986)	(4,962,764)
Net unrealized appreciation (depreciation)	874,557	(693,098)

Net Assets	$19,441,922	$8,161,349

Cost of investments in securities	$0	$298
Cost of investments in Affiliates	$18,572,855	$12,190,203

* Includes repurchase agreements of:	$0	$298

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Net Assets:
Institutional Class	$16,878,130	$5,794,283
Class P	677,643	922,281
Administrative Class	181,189	N/A
Class D	313,326	235,139
Class A	851,372	577,491
Class C	472,681	632,155
Class R	67,581	N/A
Shares Issued and Outstanding:
Institutional Class	1,402,464	646,800
Class P	56,193	102,883
Administrative Class	15,025	N/A
Class D	26,028	26,335
Class A	70,661	64,409
Class C	39,398	70,546
Class R	5,642	N/A
Net Asset Value Per Share Outstanding:
Institutional Class	$12.03	$8.96
Class P	12.06	8.96
Administrative Class	12.06	N/A
Class D	12.04	8.93
Class A	12.05	8.97
Class C	12.00	8.96
Class R	11.98	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited) (Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:
Interest	$1	$1
Dividends from Investments in Affiliates	459,077	258,328
Total Income	459,078	258,329

Expenses:
Investment advisory fees	16,715	8,130
Supervisory and administrative fees	6,757	3,910
Distribution and/or servicing fees - Administrative Class	229	0
Distribution and/or servicing fees - Class D	395	308
Distribution fees - Class C	1,888	2,515
Distribution fees - Class R	87	0
Servicing fees - Class A	1,068	723
Servicing fees - Class C	629	838
Servicing fees - Class R	87	0
Trustee fees	42	18
Interest expense	0	32,892
Miscellaneous expense	0	4
Total Expenses	27,897	49,338
Waiver and/or Reimbursement by PIMCO	(9,604)	(1,507)
Net Expenses	18,293	47,831

Net Investment Income (Loss)	440,785	210,498

Net Realized Gain (Loss):
Investments in Affiliates	(12,082)	(7,900)

Net Realized Gain (Loss)	(12,082)	(7,900)

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	535,115	160,884

Net Change in Unrealized Appreciation (Depreciation)	535,115	160,884

Net Increase (Decrease) in Net Assets Resulting from Operations	$963,818	$363,482

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$440,785	$569,127	$210,498	$225,500
Net realized gain (loss)	(12,082)	(1,074,086)	(7,900)	(562,185)
Net change in unrealized appreciation (depreciation)	535,115	2,846,782	160,884	1,324,628

Net Increase (Decrease) in Net Assets Resulting from Operations	963,818	2,341,823	363,482	987,943

Distributions to Shareholders:
From net investment income
Institutional Class	(362,715)	(503,655)	(148,307)	(166,283)
Class P	(13,970)	(15,975)	(22,876)	(22,570)
Administrative Class	(3,771)	(6,205)	0	0
Class D	(6,352)	(8,625)	(5,837)	(6,872)
Class A	(17,084)	(19,555)	(13,781)	(14,971)
Class C	(7,834)	(13,353)	(13,204)	(14,803)
Class R	(1,286)	(1,759)	0	0
Tax basis return of capital
Institutional Class	0	(33,800)	0	(18,504)
Class P	0	(1,062)	0	(2,535)
Administrative Class	0	(472)	0	0
Class D	0	(654)	0	(861)
Class A	0	(1,553)	0	(1,972)
Class C	0	(1,456)	0	(2,656)
Class R	0	(151)	0	0

Total Distributions(a)	(413,012)	(608,275)	(204,005)	(252,027)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(7,529)	(2,211,584)	(81,452)	(1,193,350)

Total Increase (Decrease) in Net Assets	543,277	(478,036)	78,025	(457,434)

Net Assets:
Beginning of period	18,898,645	19,376,681	8,083,324	8,540,758
End of period*	$19,441,922	$18,898,645	$8,161,349	$8,083,324

*Including undistributed (overdistributed) net investment income of:	$27,773	$0	$6,493	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Statement of Cash Flows PIMCO All Asset All Authority Fund

Six Months Ended September 30, 2017 (Unaudited) (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$363,482

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(2,348,806)
Proceeds from sales of long-term securities	2,400,355
(Purchases) Proceeds from sales of short-term portfolio investments, net	6,780
(Increase) decrease in receivable for investments in Affiliates sold	4,901
(Increase) decrease in dividends receivable from Affiliates	4,258
Increase (Decrease) in reimbursement receivable from PIMCO	131
(Increase) decrease in prepaid expenses	2,016
Increase (decrease) in payable for investments in Affiliates purchased	(10,158)
Increase (decrease) in accrued investment advisory fees	(56)
Increase (decrease) in accrued supervisory and administrative fees	(42)
Increase (decrease) in accrued distribution fees	(102)
Increase (decrease) in accrued servicing fees	(35)
Increase (decrease) in other liabilities	(23,785)
Net Realized (Gain) Loss
Investments in Affiliates	7,900
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	(160,884)
Net Cash Provided by (Used for) Operating Activities	245,955

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	698,247
Payments on shares redeemed	(926,997)
Net borrowing of line of credit	0
Cash distributions paid*	(17,204)
Net Cash Received from (Used for) Financing Activities	(245,954)

Net Increase (Decrease) in Cash and Foreign Currency	1

Cash and Foreign Currency:
Beginning of period	0
End of period	$1
* Reinvestment of distributions	$186,801

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$45,398

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

(Unaudited)

September 30, 2017

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.0%

MUTUAL FUNDS (a) 99.7%
PIMCO CommoditiesPLUS® Strategy Fund	164,922,210	$969,743
PIMCO CommodityRealReturn Strategy Fund®	30,791,855	202,303
PIMCO Emerging Local Bond Fund	166,778,087	1,274,185
PIMCO Emerging Markets Currency Fund	285,499,000	2,655,141
PIMCO Extended Duration Fund	75,661,956	593,190
PIMCO High Yield Fund	12,814,261	116,097
PIMCO High Yield Spectrum Fund	30,246,841	305,493
PIMCO Income Fund	102,379,265	1,273,598
PIMCO Investment Grade Corporate Bond Fund	48,613,623	516,763
PIMCO Long Duration Total Return Fund	22,617,562	251,507
PIMCO Long-Term U.S. Government Fund	134,867,229	832,131
PIMCO Low Duration Fund	73,127,312	723,960
PIMCO Mortgage Opportunities Fund	12,289,747	137,276
PIMCO RAE Fundamental Advantage PLUS Fund	36,271,205	364,526
PIMCO RAE Fundamental Emerging Markets Fund	84,866,778	993,790
PIMCO RAE Fundamental PLUS EMG Fund	85,341,045	919,976
PIMCO RAE Fundamental PLUS International Fund	67,942,412	684,180
PIMCO RAE Low Volatility PLUS EMG Fund	142,634,947	1,409,233
PIMCO RAE Low Volatility PLUS Fund	3,799,442	49,925
PIMCO RAE Low Volatility PLUS International Fund	30,338,878	336,458

	SHARES	MARKET VALUE (000S)
PIMCO RAE Worldwide Long/Short PLUS Fund	57,246,282	$575,325
PIMCO Real Return Asset Fund	9,809,810	81,520
PIMCO Real Return Fund	60,787,053	669,265
PIMCO RealEstateRealReturn Strategy Fund	93,464,833	775,758
PIMCO Senior Floating Rate Fund	78,680,662	782,086
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	69,599,686	579,069
PIMCO StocksPLUS® International Fund (Unhedged)	21,212,629	147,004
PIMCO Total Return Fund	107,351,103	1,107,863
PIMCO TRENDS Managed Futures Strategy Fund	5,856,554	54,817

Total Mutual Funds (Cost $18,507,625)		19,382,182

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS (a) 0.3%
PIMCO Government Money Market Fund	65,006,528	65,007

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	22,586	223

Total Short-Term Instruments (Cost $65,230)		65,230

Total Investments in Affiliates (Cost $18,572,855)		19,447,412

Total Investments 100.0% (Cost $18,572,855)		$19,447,412

Other Assets and Liabilities, net 0.0%		(5,490)

Net Assets 100.0%		$19,441,922

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO All Asset Fund (Cont.)

(Unaudited)

September 30, 2017

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Mutual Funds	$19,382,182	$0	$0	$19,382,182
Short-Term Instruments
Mutual Funds	65,007	0	0	65,007
Central Funds Used for Cash Management Purposes	223	0	0	223

Total Investments	$19,447,412	$0	$0	$19,447,412

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset All Authority Fund

(Unaudited)

September 30, 2017

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$298

Total Short-Term Instruments (Cost $298)		298

Total Investments in Securities (Cost $298)		298

	SHARES
INVESTMENTS IN AFFILIATES 140.9%

MUTUAL FUNDS (a) 140.5%
PIMCO CommoditiesPLUS® Strategy Fund	81,473,971	479,067
PIMCO CommodityRealReturn Strategy Fund®	12,532,533	82,339
PIMCO Emerging Local Bond Fund	78,304,394	598,246
PIMCO Emerging Markets Currency Fund	114,596,012	1,065,743
PIMCO Extended Duration Fund	26,309,269	206,265
PIMCO High Yield Fund	5,917,186	53,610
PIMCO High Yield Spectrum Fund	18,553,897	187,394
PIMCO Income Fund	52,599,161	654,333
PIMCO Investment Grade Corporate Bond Fund	15,974,614	169,810
PIMCO Long Duration Total Return Fund	8,423,544	93,670
PIMCO Long-Term U.S. Government Fund	46,967,072	289,787
PIMCO Low Duration Fund	36,006,324	356,463
PIMCO Mortgage Opportunities Fund	6,421,841	71,732
PIMCO RAE Fundamental Advantage PLUS Fund	13,110,233	131,758
PIMCO RAE Fundamental Emerging Markets Fund	41,108,835	481,384
PIMCO RAE Fundamental International Fund	6,242,806	68,796

	SHARES	MARKET VALUE (000S)
PIMCO RAE Fundamental PLUS EMG Fund	49,507,459	$533,690
PIMCO RAE Fundamental PLUS International Fund	47,826,989	481,618
PIMCO RAE Low Volatility PLUS EMG Fund	61,404,211	606,674
PIMCO RAE Low Volatility PLUS Fund	8,009,985	105,251
PIMCO RAE Low Volatility PLUS International Fund	25,383,569	281,504
PIMCO RAE Worldwide Long/Short PLUS Fund	23,093,689	232,092
PIMCO Real Return Asset Fund	4,574,352	38,013
PIMCO Real Return Fund	18,804,864	207,041
PIMCO RealEstateRealReturn Strategy Fund	59,378,821	492,844
PIMCO Senior Floating Rate Fund	42,587,669	423,321
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	38,837,081	323,124
PIMCO StocksPLUS® International Fund (Unhedged)	23,737,133	164,498
PIMCO StocksPLUS® Short Fund	235,446,119	2,102,534
PIMCO Total Return Fund	42,262,737	436,151
PIMCO TRENDS Managed Futures Strategy Fund	5,270,595	49,333

Total Mutual Funds (Cost $12,161,183)		11,468,085

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS (a) 0.4%
PIMCO Government Money Market Fund	29,002,796	29,003

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,744	$17

Total Short-Term Instruments (Cost $29,020)		29,020

Total Investments in Affiliates (Cost $12,190,203)		11,497,105

Total Investments 140.9% (Cost $12,190,501)		$11,497,403

Other Assets and Liabilities, net (40.9)%		(3,336,054)

Net Assets 100.0%		$8,161,349

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$298	U.S. Treasury Notes 2.500% due 05/15/2024	$(305)	$298	$298

Total Repurchase Agreements						$(305)	$298	$298

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)		Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$298	$0	$0	$298		$(305)		$(7)

Total Borrowings and Other Financing Transactions	$298	$0	$0

(1)	Includes accrued interest.

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$298	$0	$298
	$0	$298	$0	$298

Investments in Affiliates, at Value
Mutual Funds	11,468,085	0	0	11,468,085
Short-Term Instruments
Mutual Funds	29,003	0	0	29,003
Central Funds Used for Cash Management Purposes	17	0	0	17
	$11,497,105	$0	$0	$11,497,105

Total Investments	$11,497,105	$298	$0	$11,497,403

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

34	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2017

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Underlying PIMCO Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO All Asset Fund	Quarterly	Quarterly
PIMCO All Asset All Authority Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Notes to Financial Statements (Cont.)

of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

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In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or

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Notes to Financial Statements (Cont.)

the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in

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turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest under normal circumstances substantially all of their assets in the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may also invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$607,256	$430,833	$(29,280)	$(2,992)	$(36,074)	$969,743	$76,728	$0
PIMCO CommodityRealReturn Strategy Fund®	105,010	117,522	(7,927)	(238)	(12,064)	202,303	10,396	0
PIMCO Diversified Income Fund	102,641	986	(105,347)	6,611	(4,891)	0	1,031	0
PIMCO Emerging Local Bond Fund	1,337,665	38,294	(148,549)	(47,215)	93,990	1,274,185	38,295	0
PIMCO Emerging Markets Currency Fund	2,610,543	53,696	(74,882)	(8,920)	74,704	2,655,141	35,956	0
PIMCO Extended Duration Fund	424,626	155,805	(13,416)	(331)	26,506	593,190	7,085	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,587	0	(23,756)	(5,290)	5,459	0	0	0
PIMCO Government Money Market Fund	71,004	971,639	(977,635)	(1)	0	65,007	255	0
PIMCO High Yield Fund	353,746	11,951	(253,385)	21,141	(17,356)	116,097	4,554	0
PIMCO High Yield Spectrum Fund	765,616	12,604	(482,076)	(13,890)	23,239	305,493	12,605	0
PIMCO Income Fund	1,215,313	89,101	(51,095)	141	20,138	1,273,598	33,728	0
PIMCO Investment Grade Corporate Bond Fund	611,314	24,516	(134,692)	(1,289)	16,914	516,763	10,948	0

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Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Long Duration Total Return Fund	$214,262	$30,666	$(4,318)	$(310)	$11,207	$251,507	$4,591	$0
PIMCO Long-Term Credit Fund	21,758	7,917	(30,445)	4,011	(3,241)	0	282	0
PIMCO Long-Term U.S. Government Fund	789,433	49,939	(32,998)	(2,067)	27,824	832,131	10,505	0
PIMCO Low Duration Fund	425,617	938,498	(643,395)	(35)	3,275	723,960	5,202	0
PIMCO Mortgage Opportunities Fund	135,362	3,525	(4,068)	73	2,384	137,276	2,170	0
PIMCO RAE Fundamental Advantage PLUS Fund	243,006	129,235	(4,460)	(146)	(3,109)	364,526	2,211	0
PIMCO RAE Fundamental Emerging Markets Fund	752,689	169,117	0	0	71,984	993,790	0	0
PIMCO RAE Fundamental PLUS EMG Fund	601,956	286,846	0	0	31,174	919,976	37,777	0
PIMCO RAE Fundamental PLUS International Fund	543,221	100,833	(32,341)	(1,330)	73,797	684,180	18,182	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,122,183	54,661	(843,084)	(12,504)	87,977	1,409,233	54,662	0
PIMCO RAE Low Volatility PLUS Fund	47,397	254	0	0	2,274	49,925	254	0
PIMCO RAE Low Volatility PLUS International Fund	933,502	9,139	(654,212)	47,244	785	336,458	9,139	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	207,383	0	(205,489)	(5,390)	3,496	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	949,669	18,213	(394,288)	11,227	(9,496)	575,325	18,214	0
PIMCO Real Return Asset Fund	80,324	10,062	(8,773)	(5)	(88)	81,520	1,010	0
PIMCO Real Return Fund	613,148	85,082	(26,296)	(348)	(2,321)	669,265	7,355	0
PIMCO RealEstateRealReturn Strategy Fund	326,989	453,427	(9,722)	(60)	5,124	775,758	2,749	0
PIMCO Senior Floating Rate Fund	469,747	312,784	0	0	(445)	782,086	13,463	0
PIMCO Short-Term Floating NAV Portfolio III	11	279,715	(279,500)	(3)	0	223	15	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	552,072	25,874	(15,618)	169	16,572	579,069	25,874	0
PIMCO StocksPLUS® International Fund (Unhedged)	75,867	60,679	0	0	10,458	147,004	2,278	0
PIMCO Total Return Fund	483,789	629,762	(20,274)	(335)	14,921	1,107,863	11,420	0
PIMCO TRENDS Managed Futures Strategy Fund	54,676	143	0	0	(2)	54,817	143	0
Totals	$18,872,382	$5,563,318	$(5,511,321)	$(12,082)	$535,115	$19,447,412	$459,077	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$343,642	$175,870	$(20,165)	$(1,529)	$(18,751)	$479,067	$38,911	$0
PIMCO CommodityRealReturn Strategy Fund®	54,073	42,680	(9,826)	(466)	(4,122)	82,339	4,126	0
PIMCO Credit Absolute Return Fund	18,281	205	(18,605)	629	(510)	0	205	0
PIMCO Diversified Income Fund	94,666	839	(96,812)	4,487	(3,180)	0	905	0
PIMCO Emerging Local Bond Fund	632,262	17,945	(73,619)	(22,085)	43,743	598,246	17,944	0
PIMCO Emerging Markets Currency Fund	1,054,287	18,856	(33,840)	(3,179)	29,619	1,065,743	14,372	0
PIMCO Extended Duration Fund	232,118	15,785	(52,074)	(3,488)	13,924	206,265	2,783	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,219	0	(19,357)	(4,310)	4,448	0	0	0
PIMCO Government Money Market Fund	35,002	543,374	(549,372)	(1)	0	29,003	119	0
PIMCO High Yield Fund	206,971	8,802	(164,470)	16,300	(13,993)	53,610	2,639	0
PIMCO High Yield Spectrum Fund	454,281	9,642	(282,160)	(10,430)	16,061	187,394	7,663	0
PIMCO Income Fund	555,596	113,794	(25,027)	21	9,949	654,333	16,758	0
PIMCO Investment Grade Corporate Bond Fund	274,362	7,129	(116,391)	(3,113)	7,823	169,810	3,320	0
PIMCO Long Duration Total Return Fund	92,339	7,803	(10,640)	(934)	5,102	93,670	1,764	0
PIMCO Long-Term Credit Fund	2,043	17	(2,121)	364	(303)	0	20	0
PIMCO Long-Term U.S. Government Fund	443,263	9,109	(176,313)	(3,603)	17,331	289,787	4,486	0
PIMCO Low Duration Fund	184,768	369,817	(199,836)	19	1,695	356,463	2,429	0
PIMCO Mortgage Opportunities Fund	71,630	1,135	(2,321)	28	1,260	71,732	1,135	0
PIMCO RAE Fundamental Advantage PLUS Fund	104,204	31,279	(2,077)	25	(1,673)	131,758	852	0
PIMCO RAE Fundamental Emerging Markets Fund	367,949	81,082	(1,689)	(3)	34,045	481,384	0	0
PIMCO RAE Fundamental International Fund	0	64,051	0	0	4,745	68,796	0	0
PIMCO RAE Fundamental PLUS EMG Fund	410,517	103,314	0	0	19,859	533,690	23,335	0
PIMCO RAE Fundamental PLUS International Fund	346,305	108,033	(22,739)	(925)	50,944	481,618	12,236	0
PIMCO RAE Low Volatility PLUS EMG Fund	962,450	23,549	(412,190)	(1,221)	34,086	606,674	23,549	0
PIMCO RAE Low Volatility PLUS Fund	134,537	543	(34,496)	5,112	(445)	105,251	543	0
PIMCO RAE Low Volatility PLUS International Fund	535,249	7,257	(296,189)	19,902	15,285	281,504	7,257	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	87,751	0	(86,949)	(83)	(719)	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	366,999	6,976	(142,968)	4,803	(3,718)	232,092	6,976	0
PIMCO Real Return Asset Fund	39,123	6,279	(7,267)	77	(199)	38,013	453	0
PIMCO Real Return Fund	212,556	6,045	(10,618)	(150)	(792)	207,041	2,349	0
PIMCO RealEstateRealReturn Strategy Fund	245,440	252,596	(8,689)	(298)	3,795	492,844	1,826	0
PIMCO Senior Floating Rate Fund	344,446	86,392	(7,391)	(24)	(102)	423,321	7,791	0
PIMCO Short-Term Floating NAV Portfolio III	633	77,504	(78,120)	0	0	17	5	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	310,610	14,498	(11,365)	387	8,994	323,124	14,498	0

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Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® International Fund (Unhedged)	$90,701	$61,957	$(1,745)	$73		$13,512	$164,498	$2,836	$0
PIMCO StocksPLUS® Short Fund	1,795,161	486,399	(41,480)	(4,119)		(133,427)	2,102,534	29,489	0
PIMCO Total Return Fund	229,066	209,003	(8,270)	(120)		6,472	436,151	4,625	0
PIMCO TRENDS Managed Futures Strategy Fund	49,784	129	(580)	(126)		126	49,333	129	0
Totals	$11,402,284	$2,969,688	$(3,027,771)	$(7,980	)(2)	$160,884	$11,497,105	$258,328	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(2)

Net Realized Gain (Loss): Investments in Affiliates on the Statements of Operations includes an additional $80 related to class action proceeds received by Affiliated Funds previously held by the Fund.

(b) Investments in Securities

The Funds (and certain Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Exchange-Traded Funds  typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds (and Underlying PIMCO Funds) would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds (and Underlying PIMCO Funds) bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA” Fund) has entered into an amended and restated secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

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As of September 30, 2017, the credit agreement is comprised of both revolving and term-loan tranches. The commitment amount of the credit agreement is $3,300,000,000. The AAAA Fund pays financing charges based on a combination of LIBOR-based variable plus a credit spread. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment outstanding under the revolving and term-loan tranches are:

Tranches	Commitment Outstanding (in thousands)	Termination date
2 Year Term	1,650,000	09/26/2018
1 Year, Monthly Revolver	825,000	09/24/2018
1 Year, Monthly Revolver	825,000	03/26/2018

Borrowings outstanding as of September 30, 2017 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Commitment, upfront and interest fees paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2017 was as follows (in thousands):

Average Outstanding Principal	Average Weighted Rate of Interest	Interest	Commitment Fees and Upfront Fees	Outstanding Principal as of 09/30/2017
$3,300,000	1.86%	$30,105	$2,785	$3,300,000

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s (or Underlying PIMCO Funds) custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund (or Underlying PIMCO Fund) may pay a fee for the receipt of collateral, which may result in interest expense to the Fund (or Underlying PIMCO Fund).

6. PRINCIPAL RISKS

In the normal course of business, the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Notes to Financial Statements (Cont.)

Except with regard to the Investments in Mutual Funds subsection (if any), and unless stated otherwise, any reference in the below subsections to a “Fund” includes the Fund, and, where applicable, Underlying PIMCO Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Underlying PIMCO Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Funds will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general

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economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

7. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally

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present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class		Class D	Class A	Class C	Class R
PIMCO All Asset Fund	0.175%(1)	0.05%	0.15%	0.05%		0.20%	0.25%	0.25%	0.25%
PIMCO All Asset All Authority Fund	0.20%(2)	0.05%	0.15%	0.05%	*	0.20%	0.25%	0.25%	N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
(1)

PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

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(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

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(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Funds’ assets.

PIMCO has contractually agreed, through July 31, 2018, to reduce the PIMCO All Asset Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2018, to reduce the AAAA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup the PIMCO All Asset and AAAA Funds’ waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limitation of 0.64% and 0.69%, respectively. The recoverable amounts to PIMCO at September 30, 2017 were (amounts in thousands):

	Expiring within
Fund Name	12 months	13 - 24 months	23 - 36 months	Total
PIMCO All Asset Fund	$47,879	$32,491	$21,396	$101,766
PIMCO All Asset All Authority Fund	16,563	8,182	3,733	28,478

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2017, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO All Asset Fund	$9,604
PIMCO All Asset All Authority Fund	1,507

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$4,311,964	$4,254,186
PIMCO All Asset All Authority Fund	0	0	2,348,810	2,400,279
†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	97,026	$1,156,387	207,812	$2,340,527	46,773	$432,975	85,824	$710,914
Class P	9,578	114,322	18,870	213,628	17,043	153,962	32,683	275,618
Administrative Class	1,097	13,148	4,572	50,914	0	0	0	0
Class D	2,363	28,130	6,115	69,133	2,631	24,093	7,714	64,451
Class A	15,852	186,536	6,826	76,889	8,214	74,446	7,781	64,603
Class C	1,116	13,239	3,203	35,917	1,210	12,769	3,932	31,347
Class R	228	2,701	1,158	12,905	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	27,348	$327,292	43,745	$486,267	15,571	$138,887	20,713	$173,108
Class P	895	10,739	1,246	13,889	2,073	18,508	2,381	19,919
Administrative Class	314	3,771	600	6,677	0	0	0	0
Class D	519	6,217	819	9,109	652	5,793	920	7,666
Class A	1,293	15,492	1,723	19,172	1,350	12,049	1,780	14,876
Class C	589	7,026	1,153	12,769	1,297	11,564	1,755	14,677
Class R	108	1,281	172	1,906	0	0	0	0

54	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2017

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Cost of shares redeemed
Institutional Class	(118,609)	(1,413,847)	(420,574)	(4,715,640)	(65,173)	(580,613)	(192,487)	(1,626,513)
Class P	(4,525)	(54,069)	(14,951)	(167,780)	(11,932)	(106,297)	(36,985)	(312,651)
Administrative Class	(2,762)	(32,826)	(11,601)	(131,160)	0	0	0	0
Class D	(4,350)	(51,721)	(9,529)	(106,592)	(6,037)	(53,682)	(13,144)	(111,084)
Class A	(8,864)	(105,831)	(19,236)	(215,814)	(8,736)	(77,881)	(28,778)	(243,168)
Class C	(19,230)	(225,800)	(17,925)	(200,321)	(16,674)	(148,025)	(32,762)	(277,113)
Class R	(820)	(9,716)	(2,141)	(23,979)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(834)	$(7,529)	(197,943)	$(2,211,584)	(11,738)	$(81,452)	(138,673)	$(1,193,350)
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund, through the underlying PIMCO Funds, will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in a subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS has further issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a Subsidiary that are attributable to such income conclusion.

There can be no assurance that the IRS will not change its position relating to whether that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund or Underlying PIMCO Fund to operate as described in its Prospectus.

If, during a taxable year, the GMA Subsidiary and/or Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

As of March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	03/31/2018	03/31/2019
PIMCO All Asset Fund	$798,744	$0
PIMCO All Asset All Authority Fund	0	0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

56	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2017

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO All Asset Fund	$620,493	$1,902,299
PIMCO All Asset All Authority Fund	1,369,211	3,397,130
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(1)
PIMCO All Asset Fund	$18,884,842	$1,029,186	$(466,616)	$562,570
PIMCO All Asset All Authority Fund	12,409,415	694,921	(1,606,933)	(912,012)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

Effective October 2, 2017, the supervisory and administrative fees for Class D shares of each of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund increased by 0.05% to 0.25% causing the Funds’ Total Annual Operating Expenses to increase.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

58	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

60	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Approval of Investment Advisory Contract and Other Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

64	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Approval of Investment Advisory Contract and Other Agreements (Cont.)

expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

66	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Approval of Investment Advisory Contract and Other Agreements (Cont.)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

68	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4010SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO CommodityRealReturn Strategy Fund®

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, tax risk, subsidiary risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	11/29/02	03/12/10	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	(0.92)%	(0.25)%	(11.41)%	(4.87)%	2.72%
PIMCO CommodityRealReturn Strategy Fund® Class P	(0.97)%	(0.35)%	(11.47)%	(4.96)%	2.63%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	(1.04)%	(0.50)%	(11.61)%	(5.12)%	2.47%
PIMCO CommodityRealReturn Strategy Fund® Class D	(1.01)%	(0.55)%	(11.78)%	(5.31)%	2.24%
PIMCO CommodityRealReturn Strategy Fund® Class A	(1.14)%	(0.68)%	(11.79)%	(5.32)%	2.23%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	(6.60)%	(6.15)%	(12.79)%	(5.86)%	1.86%
PIMCO CommodityRealReturn Strategy Fund® Class C	(1.40)%	(1.26)%	(12.44)%	(6.02)%	1.49%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	(2.34)%	(2.20)%	(12.44)%	(6.02)%	1.49%
PIMCO CommodityRealReturn Strategy Fund® Class R	(1.12)%	(0.75)%	(12.00)%	(5.62)%	1.81%
Bloomberg Commodity Index Total Return	(0.56)%	(0.29)%	(10.47)%	(6.83)%	0.16%
Lipper Commodities General Funds Average	(0.28)%	0.04%	(10.04)%	(7.82)%	2.72%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary Expenses), were 1.07% for Institutional Class shares, 1.17% for Class P shares, 1.32% for Administrative Class shares, 1.52% for Class D shares, 1.52% for Class A shares, 2.27% for Class C shares, and 1.77% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	Class P - PCRPX	Administrative Class - PCRRX	Class D - PCRDX
Class A - PCRAX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	80.8%
Sovereign Issues	8.2%
Corporate Bonds & Notes	3.8%
U.S. Government Agencies	2.6%
Short-Term Instruments‡	1.8%
Asset-Backed Securities	1.5%
Non-Agency Mortgage-Backed Securities	1.3%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. “Real Return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS 1-5 Year Index, posted losses.

»	Exposure to commodities detracted from absolute performance, as commodities, as measured by the Bloomberg Commodity Index Total Return, posted losses over the reporting period.

»	Overweight exposure to intermediate-term U.S. real rates relative to short-term U.S. real rates contributed to relative performance, as intermediate-term U.S. real rates outperformed short-term U.S. real rates.

»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. nominal yields were broadly sold.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns.

»	Overweight exposure to U.K. inflation-linked gilts detracted from relative performance, as U.K. real yields were sold across the yield curve.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$990.80	$5.81	$1,000.00	$1,019.10	$5.89	1.17%
Class P	1,000.00	990.30	6.30	1,000.00	1,018.60	6.39	1.27
Administrative Class	1,000.00	989.60	7.04	1,000.00	1,017.85	7.14	1.42
Class D	1,000.00	989.90	8.04	1,000.00	1,016.85	8.15	1.62
Class A	1,000.00	988.60	8.03	1,000.00	1,016.85	8.15	1.62
Class C	1,000.00	986.00	11.73	1,000.00	1,013.11	11.90	2.37
Class R	1,000.00	988.80	9.27	1,000.00	1,015.61	9.40	1.87

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Commodity Index Total Return	Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$6.99	$0.06	$(0.13)	$(0.07)	$(0.35)	$0.00	$0.00	$(0.35)
03/31/2017	6.42	0.19	0.50	0.69	(0.12)	0.00	0.00	(0.12)
03/31/2016~	8.50	0.16	(1.91)	(1.75)	(0.33)	0.00	0.00	(0.33)
03/31/2015~	11.82	(0.02)	(3.26)	(3.28)	(0.04)	0.00	0.00	(0.04)
03/31/2014~	13.14	0.10	(1.14)	(1.04)	(0.04)	(0.18)	(0.06)	(0.28)
03/31/2013~	13.38	0.10	0.10	0.20	(0.30)	(0.14)	0.00	(0.44)

Class P
04/01/2017 - 09/30/2017+	6.97	0.06	(0.14)	(0.08)	(0.34)	0.00	0.00	(0.34)
03/31/2017	6.40	0.18	0.50	0.68	(0.11)	0.00	0.00	(0.11)
03/31/2016~	8.48	0.15	(1.90)	(1.75)	(0.33)	0.00	0.00	(0.33)
03/31/2015~	11.78	(0.02)	(3.24)	(3.26)	(0.04)	0.00	0.00	(0.04)
03/31/2014~	13.12	0.08	(1.14)	(1.06)	(0.04)	(0.18)	(0.06)	(0.28)
03/31/2013~	13.36	0.06	0.12	0.18	(0.28)	(0.14)	0.00	(0.42)

Administrative Class
04/01/2017 - 09/30/2017+	6.87	0.05	(0.13)	(0.08)	(0.34)	0.00	0.00	(0.34)
03/31/2017	6.31	0.17	0.49	0.66	(0.10)	0.00	0.00	(0.10)
03/31/2016~	8.36	0.11	(1.84)	(1.73)	(0.32)	0.00	0.00	(0.32)
03/31/2015~	11.64	(0.06)	(3.18)	(3.24)	(0.04)	0.00	0.00	(0.04)
03/31/2014~	12.96	0.08	(1.14)	(1.06)	(0.02)	(0.18)	(0.06)	(0.26)
03/31/2013~	13.18	0.04	0.12	0.16	(0.24)	(0.14)	0.00	(0.38)

Class D
04/01/2017 - 09/30/2017+	6.85	0.04	(0.12)	(0.08)	(0.33)	0.00	0.00	(0.33)
03/31/2017	6.30	0.15	0.49	0.64	(0.09)	0.00	0.00	(0.09)
03/31/2016~	8.36	0.11	(1.86)	(1.75)	(0.31)	0.00	0.00	(0.31)
03/31/2015~	11.64	(0.04)	(3.22)	(3.26)	(0.02)	0.00	0.00	(0.02)
03/31/2014~	12.98	0.04	(1.12)	(1.08)	(0.02)	(0.18)	(0.06)	(0.26)
03/31/2013~	13.16	0.04	0.08	0.12	(0.16)	(0.14)	0.00	(0.30)

Class A
04/01/2017 - 09/30/2017+	6.84	0.04	(0.13)	(0.09)	(0.33)	0.00	0.00	(0.33)
03/31/2017	6.28	0.15	0.50	0.65	(0.09)	0.00	0.00	(0.09)
03/31/2016~	8.34	0.11	(1.86)	(1.75)	(0.31)	0.00	0.00	(0.31)
03/31/2015~	11.62	(0.02)	(3.24)	(3.26)	(0.02)	0.00	0.00	(0.02)
03/31/2014~	12.96	0.04	(1.12)	(1.08)	(0.02)	(0.18)	(0.06)	(0.26)
03/31/2013~	13.12	0.06	0.08	0.14	(0.16)	(0.14)	0.00	(0.30)

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.57	(0.92)%	$4,939,839	1.17	%*	1.31	%*	0.75	%*	0.89	%*	1.74	%*	47%
6.99	10.77	5,158,453	0.92		1.07		0.74		0.89		2.63		176
6.42	(20.32)	4,073,061	0.93		1.08		0.74		0.89		2.07		111
8.50	(27.79)	7,735,400	0.79		0.94		0.74		0.89		(0.24)		123
11.82	(7.76)	10,213,578	0.76		0.90		0.74		0.88		0.77		49
13.14	1.46	13,990,917	0.78		0.91		0.74		0.87		0.81		57

6.55	(0.97)	566,553	1.27	*	1.41	*	0.85	*	0.99	*	1.65	*	47
6.97	10.69	576,288	1.02		1.17		0.84		0.99		2.58		176
6.40	(20.42)	524,203	1.03		1.18		0.84		0.99		1.96		111
8.48	(27.75)	968,672	0.89		1.04		0.84		0.99		(0.25)		123
11.78	(7.97)	1,475,090	0.86		1.00		0.84		0.98		0.75		49
13.12	1.37	2,165,674	0.88		1.01		0.84		0.97		0.47		57

6.45	(1.04)	81,089	1.42	*	1.56	*	1.00	*	1.14	*	1.48	*	47
6.87	10.48	84,054	1.17		1.32		0.99		1.14		2.45		176
6.31	(20.43)	162,090	1.18		1.33		0.99		1.14		1.55		111
8.36	(27.97)	211,832	1.04		1.19		0.99		1.14		(0.54)		123
11.64	(7.99)	279,586	1.01		1.15		0.99		1.13		0.66		49
12.96	1.18	608,202	1.03		1.16		0.99		1.12		0.34		57

6.44	(1.01)	226,829	1.62	*	1.76	*	1.20	*	1.34	*	1.34	*	47
6.85	10.19	286,911	1.37		1.52		1.19		1.34		2.22		176
6.30	(20.69)	281,238	1.38		1.53		1.19		1.34		1.52		111
8.36	(28.03)	420,617	1.24		1.39		1.19		1.34		(0.48)		123
11.64	(8.21)	679,119	1.21		1.35		1.19		1.33		0.37		49
12.98	0.97	1,059,015	1.23		1.36		1.19		1.32		0.33		57

6.42	(1.14)	274,861	1.62	*	1.76	*	1.20	*	1.34	*	1.30	*	47
6.84	10.37	281,346	1.37		1.52		1.19		1.34		2.24		176
6.28	(20.74)	311,023	1.38		1.53		1.19		1.34		1.48		111
8.34	(28.12)	465,278	1.24		1.39		1.19		1.34		(0.24)		123
11.62	(8.22)	986,197	1.21		1.35		1.19		1.33		0.37		49
12.96	1.02	1,757,498	1.23		1.36		1.19		1.32		0.47		57

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated) (cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C
04/01/2017 - 09/30/2017+	$6.53	$0.02	$(0.12)	$(0.10)	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2017	6.02	0.10	0.47	0.57	(0.06)	0.00	0.00	(0.06)
03/31/2016~	8.02	0.06	(1.78)	(1.72)	(0.28)	0.00	0.00	(0.28)
03/31/2015~	11.22	(0.12)	(3.08)	(3.20)	(0.00)	0.00	0.00	(0.00)
03/31/2014~	12.60	(0.04)	(1.12)	(1.16)	(0.00)	(0.18)	(0.04)	(0.22)
03/31/2013~	12.78	(0.04)	0.08	0.04	(0.08)	(0.14)	0.00	(0.22)

Class R
04/01/2017 - 09/30/2017+	6.70	0.03	(0.11)	(0.08)	(0.33)	0.00	0.00	(0.33)
03/31/2017	6.16	0.14	0.48	0.62	(0.08)	0.00	0.00	(0.08)
03/31/2016~	8.20	0.07	(1.81)	(1.74)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	11.44	(0.10)	(3.12)	(3.22)	(0.02)	0.00	0.00	(0.02)
03/31/2014~	12.78	(0.02)	(1.06)	(1.08)	(0.04)	(0.18)	(0.04)	(0.26)
03/31/2013~	13.00	(0.04)	0.14	0.10	(0.18)	(0.14)	0.00	(0.32)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.12	(1.40)%	$60,891	2.37	%*	2.51	%*	1.95	%*	2.09	%*	0.62%*	47%
6.53	9.43	101,272	2.12		2.27		1.94		2.09		1.49	176
6.02	(21.31)	115,569	2.13		2.28		1.94		2.09		0.87	111
8.02	(28.52)	210,994	1.99		2.14		1.94		2.09		(1.09)	123
11.22	(9.03)	421,498	1.96		2.10		1.94		2.08		(0.34)	49
12.60	0.37	746,739	1.98		2.11		1.94		2.07		(0.37)	57

6.29	(1.12)	40,862	1.87	*	2.01	*	1.45	*	1.59	*	1.04 *	47
6.70	10.03	43,511	1.62		1.77		1.44		1.59		2.01	176
6.16	(20.97)	48,171	1.63		1.78		1.44		1.59		1.03	111
8.20	(28.25)	50,491	1.49		1.64		1.44		1.59		(1.05)	123
11.44	(8.38)	54,824	1.46		1.60		1.44		1.58		(0.20)	49
12.78	0.69	29,625	1.48		1.61		1.44		1.57		(0.28)	57

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$9,164,297
Investments in Affiliates	33,271
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,808
Over the counter	27,322
Cash	2
Deposits with counterparty	10,423
Foreign currency, at value	15,510
Receivable for investments sold	44,415
Receivable for investments sold on a delayed-delivery basis	1,683
Receivable for TBA investments sold	477,767
Receivable for Fund shares sold	3,410
Interest and/or dividends receivable	20,239
Dividends receivable from Affiliates	58
Reimbursement receivable from PIMCO	880
Total Assets	9,805,085

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,241,486
Payable for sale-buyback transactions	530,224
Payable for short sales	2,061
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,942
Over the counter	115,967
Payable for investments purchased	17,068
Payable for investments in Affiliates purchased	58
Payable for TBA investments purchased	678,893
Deposits from counterparty	6,371
Payable for Fund shares redeemed	7,743
Accrued investment advisory fees	3,279
Accrued supervisory and administrative fees	1,760
Accrued distribution fees	115
Accrued servicing fees	82
Other liabilities	112
Total Liabilities	3,614,161

Net Assets	$6,190,924

Net Assets Consist of:
Paid in capital	$6,682,857
Undistributed (overdistributed) net investment income	118,426
Accumulated undistributed net realized gain (loss)	(557,410)
Net unrealized appreciation (depreciation)	(52,949)
Net Assets	$6,190,924

Cost of investments in securities	$9,159,864
Cost of investments in Affiliates	$33,271
Cost of foreign currency held	$15,520
Proceeds received on short sales	$2,064
Cost or premiums of financial derivative instruments, net	$(19,214)

* Includes repurchase agreements of:	$17,500

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$4,939,839
Class P	566,553
Administrative Class	81,089
Class D	226,829
Class A	274,861
Class C	60,891
Class R	40,862
Shares Issued and Outstanding:
Institutional Class	751,438
Class P	86,449
Administrative Class	12,567
Class D	35,232
Class A	42,792
Class C	9,954
Class R	6,498
Net Asset Value Per Share Outstanding:
Institutional Class	$6.57
Class P	6.55
Administrative Class	6.45
Class D	6.44
Class A	6.42
Class C	6.12
Class R	6.29

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$91,773
Dividends from Investments in Affiliates	113
Total Income	91,886

Expenses:
Investment advisory fees	18,567
Supervisory and administrative fees	10,090
Distribution and/or servicing fees - Administrative Class	101
Distribution and/or servicing fees - Class D	319
Distribution fees - Class C	256
Distribution fees - Class R	52
Servicing fees - Class A	356
Servicing fees - Class C	85
Servicing fees - Class R	52
Trustee fees	15
Interest expense	13,268
Total Expenses	43,161
Waiver and/or Reimbursement by PIMCO	(4,301)
Net Expenses	38,860

Net Investment Income (Loss)	53,026

Net Realized Gain (Loss):
Investments in securities	(12,712)
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	(5,517)
Over the counter financial derivative instruments	24,466
Foreign currency	(110)

Net Realized Gain (Loss)	6,138

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(8,183)
Exchange-traded or centrally cleared financial derivative instruments	8,171
Over the counter financial derivative instruments	(120,012)
Foreign currency assets and liabilities	(308)

Net Change in Unrealized Appreciation (Depreciation)	(120,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(61,168)

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$53,026	$164,919
Net realized gain (loss)	6,138	385,973
Net change in unrealized appreciation (depreciation)	(120,332)	63,416

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,168)	614,308

Distributions to Shareholders:
From net investment income
Institutional Class	(265,200)	(87,407)
Class P	(28,429)	(8,957)
Administrative Class	(4,185)	(1,356)
Class D	(12,457)	(3,873)
Class A	(14,453)	(3,969)
Class C	(3,193)	(930)
Class R	(2,091)	(525)

Total Distributions(a)	(330,008)	(107,017)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	50,265	509,189

Total Increase (Decrease) in Net Assets	(340,911)	1,016,480

Net Assets:
Beginning of period	6,531,835	5,515,355
End of period*	$6,190,924	$6,531,835

*Including undistributed (overdistributed) net investment income of:	$118,426	$395,408

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Consolidated Statement of Cash Flows PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2017 (Unaudited) (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(61,168)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(5,375,353)
Proceeds from sales of long-term securities	3,946,927
(Purchases) Proceeds from sales of short-term portfolio investments, net	462,487
(Increase) decrease in deposits with counterparty	(3,913)
(Increase) decrease in receivable for investments sold	(223,625)
(Increase) decrease in interest and/or dividends receivable	(1,961)
(Increase) decrease in dividends receivable from Affiliates	9
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,449
Proceeds from (Payments on) over the counter financial derivative instruments	29,649
(Increase) decrease in reimbursement receivable from PIMCO	(120)
(Increase) decrease in other assets	0
Increase (decrease) in payable for investments purchased	214,030
Increase (decrease) in deposits from counterparty	(72,112)
Increase (decrease) in accrued investment advisory fees	(147)
Increase (decrease) in accrued supervisory and administrative fees	(115)
Increase (decrease) in accrued distribution fees	(48)
Increase (decrease) in accrued servicing fees	(16)
Proceeds from (Payments on) short sales transactions, net	(10,435)
Proceeds from (Payments on) foreign currency transactions	(418)
Increase (decrease) in other liabilities	(10)
Net Realized (Gain) Loss
Investments in securities	12,712
Investments in Affiliates	(11)
Net capital gain distributions received from Affiliate investments	0
Exchange-traded or centrally cleared financial derivative instruments	5,517
Over the counter financial derivative instruments	(24,466)
Foreign currency	110
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	8,183
Investments in Affiliates	0
Exchange-traded or centrally cleared financial derivative instruments	(8,171)
Over the counter financial derivative instruments	120,012
Foreign currency assets and liabilities	308
Net amortization (accretion) on investments	13,189
Net Cash Provided by (Used for) Operating Activities	(967,507)
Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	1,224,306
Payments on shares redeemed	(1,473,895)
Increase (decrease) in overdraft due to custodian	(1,492)
Net equalization credits and charges	0
Net borrowing of line of credit	0
Cash distributions paid*	(30,368)
Proceeds from reverse repurchase agreements	13,796,790
Payments on reverse repurchase agreements	(12,971,761)
Proceeds from sale-buyback transactions	6,910,114
Payments on sale-buyback transactions	(6,478,794)
Net Cash Received from (Used for) Financing Activities	974,900
Net Increase (Decrease) in Cash and Foreign Currency	7,393
Cash and Foreign Currency:
Beginning of period	8,119
End of period	$15,512
* Reinvestment of distributions	$299,640
Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year or period	$11,855

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%)
due 02/19/2020 +~		$3,000	$2,948

Total Loan Participations and Assignments (Cost $2,900)			2,948

CORPORATE BONDS & NOTES 5.7%

BANKING & FINANCE 4.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		900	921
Air Lease Corp.
4.750% due 03/01/2020		100	106
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	300	386
Ally Financial, Inc.
3.250% due 02/13/2018		$2,800	2,822
3.250% due 11/05/2018		200	202
3.500% due 01/27/2019		2,600	2,645
3.600% due 05/21/2018		2,500	2,522
4.750% due 09/10/2018		2,700	2,766
6.250% due 12/01/2017		1,000	1,007
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		2,600	2,606
American Tower Corp.
2.800% due 06/01/2020		700	711
Ayt Cedulas Cajas Global
0.000% (EUR003M + 0.105%) due 02/22/2018 ~	EUR	2,200	2,603
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,700	10,900
BRFkredit A/S
2.000% due 10/01/2017	DKK	32,700	5,194
2.500% due 10/01/2047		2,312	381
4.000% due 01/01/2018		16,900	2,714
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	84,369	4,605
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	7,272
Deutsche Bank AG
4.250% due 10/14/2021		28,300	29,679
Dexia Credit Local S.A.
2.375% due 09/20/2022		11,800	11,772
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		100	101
2.943% due 01/08/2019		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
2.350% due 10/04/2019		$400	$401
2.569% (US0003M + 1.270%) due 10/04/2019 ~		100	102
3.100% due 01/15/2019		800	811
3.364% (US0003M + 2.060%) due 01/15/2019 ~		200	204
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		23,400	23,853
ING Bank NV
2.625% due 12/05/2022		7,600	7,704
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,581
6.250% due 05/15/2019		1,500	1,595
7.125% due 09/01/2018		3,300	3,456
8.250% due 12/15/2020		2,800	3,278
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		800	815
LeasePlan Corp. NV
2.875% due 01/22/2019		300	301
Lloyds Banking Group PLC
3.000% due 02/04/2019 +(f)		2,800	2,796
3.000% due 10/11/2019 +(f)		3,200	3,199
MetLife, Inc.
6.817% due 08/15/2018		700	731
Navient Corp.
4.875% due 06/17/2019		500	519
5.500% due 01/15/2019		6,800	7,044
5.875% due 03/25/2021		300	317
8.000% due 03/25/2020		100	110
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	24,300	3,860
2.000% due 10/01/2017		50,100	7,958
2.000% due 01/01/2018		2,100	336
2.500% due 10/01/2047		6,707	1,106
Nykredit Realkredit A/S
1.000% due 10/01/2017		97,600	15,502
2.000% due 10/01/2017		18,100	2,875
2.500% due 10/01/2047		29,227	4,816
4.000% due 01/01/2018		5,200	835
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$600	624
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,519
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	9,800	1,568
2.500% due 10/01/2047		35,535	5,864
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		$7,400	7,415

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Finance Corp.
5.250% due 12/15/2019	$800	$835
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~	1,800	1,802
Toronto-Dominion Bank
2.250% due 03/15/2021	11,200	11,209
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~	16,400	16,430
1.897% (US0003M + 0.580%) due 06/08/2020 ~	16,900	16,974

		253,361

INDUSTRIALS 0.6%
Altice Luxembourg S.A.
7.750% due 05/15/2022	600	637
AP Moller - Maersk A/S
2.550% due 09/22/2019	100	101
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	4,600	4,610
BAT International Finance PLC
2.750% due 06/15/2020	100	102
Baxalta, Inc.
2.875% due 06/23/2020	300	305
Celgene Corp.
2.300% due 08/15/2018	500	503
D.R. Horton, Inc.
3.750% due 03/01/2019	200	204
Daimler Finance North America LLC
2.250% due 09/03/2019	300	301
Dell International LLC
3.480% due 06/01/2019	1,000	1,020
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	100	99
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~	1,200	1,204
2.750% due 01/30/2023	3,400	3,392
EMD Finance LLC
2.400% due 03/19/2020	100	101
ERAC USA Finance LLC
2.800% due 11/01/2018	100	101
5.250% due 10/01/2020	100	108
General Motors Co.
3.500% due 10/02/2018	300	305
Harley-Davidson Funding Corp.
6.800% due 06/15/2018	100	104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Imperial Brands Finance PLC
2.950% due 07/21/2020	$400	$406
Japan Tobacco, Inc.
2.100% due 07/23/2018	100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	300	326
Kinder Morgan, Inc.
7.250% due 06/01/2018	100	103
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	300	295
Ryder System, Inc.
2.450% due 09/03/2019	300	302
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	217
SFR Group S.A.
6.000% due 05/15/2022	1,700	1,779
Sky PLC
2.625% due 09/16/2019	300	302
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	200	203
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	1,100	1,173
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	100	99
Time Warner Cable LLC
5.000% due 02/01/2020	800	846
6.750% due 07/01/2018	5,100	5,282
8.250% due 04/01/2019	300	326
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	100	105
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,310	2,722
Viacom, Inc.
2.750% due 12/15/2019	43	43
VMware, Inc.
2.300% due 08/21/2020	800	803
2.950% due 08/21/2022	600	603
3.900% due 08/21/2027	900	911
Volkswagen Group of America Finance LLC
1.785% (US0003M + 0.470%) due 05/22/2018 ~	1,800	1,801
2.125% due 05/23/2019	2,500	2,502

		34,446

UTILITIES 1.0%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	5,200	5,227
2.254% (US0003M + 0.950%) due 07/15/2021 ~	16,000	16,210

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 02/14/2050		$5,100	$5,159
5.300% due 08/14/2058		1,600	1,619
E.ON International Finance BV
5.800% due 04/30/2018		2,800	2,863
Enable Midstream Partners LP
2.400% due 05/15/2019		100	100
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		100	105
Petrobras Global Finance BV
5.999% due 01/27/2028		12,375	12,390
6.125% due 01/17/2022		3,400	3,664
6.250% due 03/17/2024		300	321
6.250% due 12/14/2026	GBP	1,000	1,418
6.625% due 01/16/2034		2,300	3,179
7.375% due 01/17/2027		$9,500	10,478
8.750% due 05/23/2026		200	241
Plains All American Pipeline LP
2.600% due 12/15/2019		200	200
Regency Energy Partners LP
5.750% due 09/01/2020		200	215
Vodafone Group PLC
4.625% due 07/15/2018		300	307

			63,696

Total Corporate Bonds & Notes (Cost $345,681)			351,503

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~		226	216
1.682% (LIBOR01M + 0.445%) due 02/25/2037 ~		1,315	1,314
3.377% (US0012M + 1.627%) due 05/01/2035 ~		139	146
3.585% (US0012M + 1.730%) due 05/01/2036 ~		26	27
4.000% due 07/01/2019		434	449
Fannie Mae, TBA
3.000% due 11/01/2047 †		1,000	1,001
3.500% due 11/01/2032 - 12/01/2047		196,600	202,353
Freddie Mac
1.464% (LIBOR01M + 0.230%) due 02/15/2019 ~		117	117
1.504% (LIBOR01M + 0.270%) due 01/15/2037 ~		9	9
3.510% (US0012M + 1.764%) due 06/01/2033 ~		167	177
3.588% (US0012M + 2.028%) due 01/01/2034 ~		272	290
Ginnie Mae
1.534% (LIBOR01M + 0.300%) due 01/16/2031 ~		11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
1.681% (LIBOR01M + 0.450%) due 10/07/2020 ~	$4,118	$4,131
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	27,793	27,942

Total U.S. Government Agencies (Cost $238,243)		238,183

U.S. TREASURY OBLIGATIONS 120.1%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(h)(l)	1,370	1,410
3.000% due 05/15/2047 (h)	47,820	49,180
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018	249,889	250,070
0.125% due 04/15/2018 †(j)	50,194	50,231
0.125% due 04/15/2019 (h)(j)	619,000	621,411
0.125% due 04/15/2020 (h)	786,754	790,614
0.125% due 04/15/2021 (h)(j)	640,161	642,068
0.125% due 01/15/2022 †(j)	65,497	65,712
0.125% due 07/15/2022 (h)	141,591	142,295
0.125% due 07/15/2022 †(j)(l)	1,064	1,070
0.125% due 01/15/2023	79,538	79,346
0.125% due 07/15/2024	121,895	120,674
0.125% due 07/15/2026	27,828	27,062
0.250% due 01/15/2025 (h)	153,453	151,924
0.375% due 07/15/2023	98,225	99,518
0.375% due 07/15/2025	220,649	220,670
0.375% due 07/15/2025 †(l)	34,373	34,376
0.375% due 07/15/2027 (h)	8,706	8,621
0.625% due 07/15/2021 †(h)	760,263	781,268
0.625% due 01/15/2024	96,937	98,991
0.625% due 01/15/2026	101,114	102,479
0.625% due 02/15/2043 (l)	277	259
1.000% due 02/15/2046 (l)	1,446	1,467
1.250% due 07/15/2020 (h)	269,832	281,164
1.375% due 07/15/2018	113,424	115,304
1.375% due 01/15/2020	123,733	128,170
1.375% due 02/15/2044 †(l)	2,395	2,643
1.625% due 01/15/2018 (j)	233,571	235,163
1.625% due 01/15/2018 †(j)(l)	15,190	15,293
1.750% due 01/15/2028 (l)	619	693
1.875% due 07/15/2019 (j)	165,665	172,614
1.875% due 07/15/2019 †	343,932	358,358
2.000% due 01/15/2026 (l)	20,868	23,467
2.125% due 01/15/2019 (j)(l)	55,524	57,273
2.125% due 01/15/2019 †(j)	302,134	311,651
2.125% due 02/15/2040 (l)	442	556
2.125% due 02/15/2041 (l)	7,517	9,513
2.375% due 01/15/2025 (h)	310,708	354,946
2.375% due 01/15/2027 (l)	1,519	1,776
2.500% due 01/15/2029 †	163,529	197,432
3.625% due 04/15/2028	18,933	24,793
3.875% due 04/15/2029	11,748	15,987

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.875% due 02/28/2022 (h)(j)(l)	$168,300	$168,316
1.875% due 04/30/2022 (l)	400	400
1.875% due 08/31/2024 (h)	52,800	51,844
2.000% due 02/15/2025 (h)(l)	19,740	19,466
2.000% due 11/15/2026 (l)	3,100	3,020
2.250% due 08/15/2027 (h)	32,400	32,169
2.750% due 02/15/2024 (h)	494,400	513,394

Total U.S. Treasury Obligations (Cost $7,449,625)		7,436,121

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~	1,259	1,176
3.590% due 10/25/2035 ^~	925	879
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~	3,242	2,911
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	245	209
1.809% (12MTA + 0.920%) due 11/25/2046 ~	6,510	3,834
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~	475	476
Banc of America Funding Trust
1.526% (US0001M + 0.290%) due 05/20/2035 ^~	200	175
3.204% due 05/20/2036 ^~	470	443
3.597% due 01/20/2047 ^~	274	261
Banc of America Mortgage Trust
3.435% due 11/25/2035 ^~	585	550
3.563% due 01/25/2035 ~	16	16
3.607% due 12/25/2034 ~	1,249	1,259
3.629% due 03/25/2035 ~	448	439
3.723% due 07/25/2035 ^~	782	737
BCAP LLC Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	1,397	1,278
3.226% due 04/26/2036 ~	2,190	1,804
Bear Stearns Adjustable Rate Mortgage Trust
3.190% due 05/25/2033 ~	30	31
3.372% due 02/25/2036 ^~	502	496
3.386% due 10/25/2035 ~	1,131	1,131
3.588% due 03/25/2035 ~	89	87
3.686% due 07/25/2036 ^~	1,338	1,284
4.187% due 07/25/2034 ~	391	392
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	815	762
3.452% due 09/25/2035 ~	421	376
3.688% due 09/25/2034 ~	414	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	$1,280	$1,255
3.372% due 03/25/2037 ^~	1,540	1,510
3.597% due 09/25/2036 ^~	1,218	1,195
5.500% due 12/25/2022 ^	1,341	1,146
Citigroup Mortgage Loan Trust
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~	147	141
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	225	220
3.321% due 12/25/2035 ^~	418	315
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	329	330
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	392	362
Countrywide Alternative Loan Trust
1.347% (US0001M + 0.110%) due 06/25/2046 ~	644	613
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	5,815	4,876
1.417% (US0001M + 0.180%) due 05/25/2047 ~	2,000	1,934
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	464	399
1.447% (US0001M + 0.210%) due 07/25/2046 ~	165	159
1.889% (12MTA + 1.000%) due 12/25/2035 ~	550	517
3.241% due 11/25/2035 ^~	449	408
5.500% due 07/25/2035	285	271
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	399	342
6.500% due 08/25/2032	524	548
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	66	65
3.220% due 11/20/2034 ~	211	210
3.367% due 10/20/2035 ~	273	244
3.391% due 09/25/2047 ^~	914	861
3.483% due 04/20/2035 ~	487	485
3.572% due 09/25/2033 ~	580	583
5.500% due 11/25/2035 ^	156	139
5.500% due 04/25/2038	512	524
6.000% due 04/25/2036	690	614
Credit Suisse First Boston Mortgage Securities Corp.
3.343% due 04/25/2034 ~	1,136	1,137
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	538	484
Deutsche ALT-B Securities, Inc.
1.337% (US0001M + 0.100%) due 10/25/2036 ^~	147	113

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~		$135	$135
Eurosail PLC
1.169% (EUR003M + 1.500%) due 10/17/2040 ~	EUR	4,580	5,445
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$212	175
First Horizon Mortgage Pass-Through Trust
3.575% due 10/25/2035 ~		250	247
5.000% due 10/25/2020		37	37
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~		5,000	5,393
GSR Mortgage Loan Trust
3.282% due 11/25/2035 ~		944	943
3.506% due 11/25/2035 ^~		2,140	1,990
3.516% due 11/25/2035 ^~		327	282
HarborView Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 07/19/2046 ^~		7,679	5,241
1.487% (US0001M + 0.250%) due 01/19/2036 ~		2,128	1,692
1.677% (US0001M + 0.440%) due 05/19/2035 ~		893	839
3.629% due 08/19/2036 ^~		402	372
HomeBanc Mortgage Trust
1.417% (US0001M + 0.180%) due 12/25/2036 ~		414	408
3.191% due 04/25/2037 ^~		313	294
IndyMac Mortgage Loan Trust
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~		3,004	2,221
1.427% (US0001M + 0.190%) due 09/25/2046 ~		4,941	4,379
1.517% (US0001M + 0.280%) due 07/25/2035 ~		392	345
3.329% due 09/25/2035 ^~		392	374
3.517% due 06/25/2035 ^~		315	283
3.532% due 10/25/2034 ~		623	629
JPMorgan Mortgage Trust
3.042% due 07/27/2037 ~		529	508
3.174% due 06/25/2035 ~		214	212
3.185% due 11/25/2035 ~		388	374
3.335% due 06/25/2036 ~		1,315	1,200
3.418% due 08/25/2036 ^~		270	265
3.462% due 07/25/2035 ~		194	194
3.506% due 06/25/2035 ~		464	462
3.567% due 07/25/2035 ~		183	183
3.661% due 07/25/2034 ~		244	248
Luminent Mortgage Trust
1.437% (US0001M + 0.200%) due 10/25/2046 ~		1,043	1,012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	628	$743
MASTR Adjustable Rate Mortgages Trust
1.477% (US0001M + 0.240%) due 05/25/2037 ~		$440	291
Merrill Lynch Alternative Note Asset Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~		898	452
3.849% due 06/25/2037 ^~		592	495
Merrill Lynch Mortgage Investors Trust
3.120% due 06/25/2035 ~		628	622
3.153% due 12/25/2035 ~		181	168
3.222% due 05/25/2034 ~		305	301
3.293% due 05/25/2036 ~		740	726
3.709% due 09/25/2035 ^~		247	225
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~		1,470	1,287
Residential Accredit Loans, Inc. Trust
1.537% (US0001M + 0.300%) due 08/25/2035 ~		1,242	1,109
3.218% due 04/25/2035 ~		121	117
3.663% due 08/25/2035 ^~		539	364
4.866% due 02/25/2036 ^~		391	338
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~		1,543	1,279
5.000% due 08/25/2019		39	39
6.250% due 10/25/2036 ^		823	822
Residential Funding Mortgage Securities, Inc. Trust
3.566% due 06/25/2035 ~		407	403
3.780% due 09/25/2035 ^~		1,838	1,535
6.000% due 06/25/2037 ^		231	222
6.500% due 03/25/2032		459	474
Sequoia Mortgage Trust
1.937% (US0001M + 0.700%) due 10/19/2026 ~		35	34
3.147% due 01/20/2047 ^~		862	711
Structured Adjustable Rate Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 10/25/2035 ~		1,265	1,215
3.561% due 02/25/2036 ^~		373	287
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 06/25/2036 ~		479	435
1.447% (US0001M + 0.210%) due 04/25/2036 ~		37	35
1.457% (US0001M + 0.220%) due 05/25/2046 ~		4,165	2,389
1.487% (US0001M + 0.250%) due 07/19/2035 ~		1,490	1,455
Vornado DP LLC Trust
4.004% due 09/13/2028		4,000	4,205

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Mortgage Loan Trust LLC
3.411% due 08/20/2035 ^~	$905	$842
WaMu Mortgage Pass-Through Certificates Trust
1.629% (12MTA + 0.740%) due 01/25/2047 ^~	3,116	2,678
1.640% (12MTA + 0.810%) due 12/25/2046 ~	1,416	1,395
1.869% (12MTA + 0.980%) due 06/25/2046 ~	229	227
1.889% (12MTA + 1.000%) due 08/25/2046 ~	753	711
2.089% (12MTA + 1.200%) due 11/25/2042 ~	205	196
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	961	919
3.180% due 08/25/2036 ^~	183	175
3.192% due 02/25/2037 ^~	246	235
3.232% due 09/25/2036 ^~	1,879	1,789
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	227	198
Wells Fargo Mortgage-Backed Securities Trust
3.101% due 01/25/2035 ~	524	517
3.172% due 04/25/2036 ~	778	771
3.190% due 03/25/2036 ^~	132	128
3.263% due 06/25/2035 ~	968	982
3.362% due 04/25/2036 ~	1,336	1,237
3.396% due 03/25/2036 ~	233	236
3.403% due 09/25/2034 ~	498	510
3.419% due 04/25/2036 ~	454	451
3.486% due 10/25/2035 ~	1,369	1,350
3.577% due 10/25/2036 ~	22	22

Total Non-Agency Mortgage-Backed Securities (Cost $111,723)		118,145

ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	29	16
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	7,439	6,316
Asset-Backed Securities Corp. Home Equity Loan Trust
2.182% (US0001M + 0.945%) due 09/25/2034 ~	1,517	1,533
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~	3,808	3,828
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	2,942	2,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 01/25/2037 ~	$69	$46
1.467% (US0001M + 0.230%) due 12/25/2036 ~	1,541	1,056
Citigroup Mortgage Loan Trust, Inc.
1.567% (US0001M + 0.330%) due 10/25/2036 ~	7,400	6,420
Countrywide Asset-Backed Certificates
1.487% (US0001M + 0.250%) due 03/25/2037 ~	5,700	5,192
1.527% (US0001M + 0.290%) due 08/25/2036 ~	1,632	1,606
4.001% due 04/25/2036 ~	55	55
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	744	745
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	2,500	2,508
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	10,600	10,600
2.504% (US0003M + 1.200%) due 01/15/2025 ~	10,599	10,653
Equity One Mortgage Pass-Through Trust
1.837% (US0001M + 0.600%) due 04/25/2034 ~	42	37
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~	1,244	1,251
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	923	838
GSAA Home Equity Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~	945	688
GSAMP Trust
1.607% (US0001M + 0.370%) due 03/25/2047 ~	2,500	1,661
2.212% (US0001M + 0.975%) due 03/25/2035 ^~	2,389	1,958
HSI Asset Securitization Corp. Trust
1.507% (US0001M + 0.270%) due 02/25/2036 ~	2,381	2,324
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~	5,378	2,618
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	3,727	2,630
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~	3,181	3,143
4.895% due 06/25/2036	4,490	4,447

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 05/25/2037 ~	$1,051	$648
1.942% (US0001M + 0.705%) due 07/25/2035 ~	313	313
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	891	487
5.910% due 11/25/2036	1,948	940
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	10,219	10,355
NovaStar Mortgage Funding Trust
1.707% (LIBOR01M + 0.705%) due 01/25/2036 ~	5,264	5,222
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~	4,049	4,062
Option One Mortgage Loan Trust
2.037% (US0001M + 0.800%) due 02/25/2035 ~	238	238
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 07/25/2035 ~	281	282
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
1.927% (US0001M + 0.690%) due 05/25/2035 ~	1,100	1,105
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.212% (US0001M + 0.975%) due 10/25/2034 ~	1,344	1,352
2.227% (US0001M + 0.990%) due 09/25/2034 ~	817	816
Popular ABS Mortgage Pass-Through Trust
1.667% (US0001M + 0.430%) due 06/25/2035 ~	2,390	2,399
Renaissance Home Equity Loan Trust
2.337% (US0001M + 1.100%) due 09/25/2037 ~	16,990	10,100
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~	800	612
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~	5,789	3,577
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	561	246
Structured Asset Investment Loan Trust
1.597% (US0001M + 0.360%) due 10/25/2035 ~	400	402
1.957% (US0001M + 0.720%) due 04/25/2033 ~	2,073	2,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VOLT LLC
3.125% due 09/25/2047		$8,200	$8,209
3.500% due 06/26/2045		1,661	1,668
3.500% due 03/25/2047		1,809	1,827
Wells Fargo Home Equity Asset-Backed Securities Trust
2.837% (US0001M + 1.600%) due 12/25/2034 ~		1,460	1,412

Total Asset-Backed Securities (Cost $128,626)			133,431

SOVEREIGN ISSUES 12.1%
Argentina Government International Bond
6.875% due 01/26/2027		19,200	20,765
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	113,500	6,944
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	16,163	12,605
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,570
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,619
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	458,100	142,134
0.000% due 04/01/2018 (c)		1,900	580
0.000% due 07/01/2018 (c)		511,300	153,522
Canada Government International Bond
4.250% due 12/01/2026 (e)	CAD	16,629	17,867
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$5,500	5,458
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (e)	EUR	9,278	11,127
1.650% due 04/23/2020 (e)		2,903	3,628
Japan Bank for International Cooperation
2.375% due 07/21/2022		$2,900	2,913
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	5,869,364	54,534
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	341,934	21,459
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	78,323	54,623
2.500% due 09/20/2035 (e)		4,018	3,042

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	112,658	$176,866
0.125% due 03/22/2046 (e)		12,928	27,136
0.125% due 11/22/2056 (e)		1,202	2,969
0.125% due 11/22/2065 (e)		4,825	14,003

Total Sovereign Issues (Cost $749,736)			751,364

SHORT-TERM INSTRUMENTS 2.1%

CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.781% due 03/16/2018		$16,900	16,916
1.827% due 05/17/2018		16,700	16,708

			33,624

REPURCHASE AGREEMENTS (g) 0.3%
			17,500

ARGENTINA TREASURY BILLS 0.2%
3.027% due 10/13/2017 - 09/28/2018 (b)(c)		11,900	11,812

JAPAN TREASURY BILLS 0.8%
(0.118)% due 11/06/2017 (c)(d)	JPY	5,870,000	52,172

MEXICO TREASURY BILLS 0.1%
6.940% due 11/30/2017 - 01/04/2018 (b)(c)	MXN	115,717	6,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
1.023% due 11/09/2017 - 01/18/2018 †(b)(c)(h)(j)(l)	$11,250	$11,221

Total Short-Term Instruments (Cost $133,330)		132,602

Total Investments in Securities (Cost $9,159,864)		9,164,297

	SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	3,365,803	33,271

Total Short-Term Instruments (Cost $33,271)		33,271

Total Investments in Affiliates (Cost $33,271)		33,271

Total Investments 148.6% (Cost $9,193,135)		$9,197,568

Financial Derivative Instruments (i)(k) (1.5)% (Cost or Premiums, net $(19,214))		(91,779)

Other Assets and Liabilities, net (47.1)%		(2,914,865)

Net Assets 100.0%		$6,190,924

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$2,800	$2,796	0.05%
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	3,200	3,199	0.05

				$6,000	$5,995	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%†	09/29/2017	10/02/2017	$1,718	Federal Home Loan Bank 1.375% due 09/28/2020	$(382)	$1,718	$1,718
					U.S. Treasury Notes 2.625% due 08/15/2020	(1,373)
SSB	0.200†	09/29/2017	10/02/2017	882	U.S. Treasury Notes 1.625% due 04/30/2019(2)	(904)	882	882
NOM	1.100†	09/29/2017	10/02/2017	14,900	U.S. Treasury Notes 1.750% due 09/30/2022	(15,062)	14,900	14,901

Total Repurchase Agreements						$(17,721)	$17,500	$17,501

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)		Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOM	1.200	%†	08/08/2017	10/10/2017	$(75,065)	$(75,203)
	1.230		08/10/2017	10/10/2017	(6,589)	(6,601)
	1.270		08/28/2017	10/10/2017	(13,975)	(13,993)
	1.310	†	09/13/2017	10/06/2017	(26,507)	(26,526)
BOS	0.800		09/26/2017	10/02/2017	(21,607)	(21,610)
	1.100		09/29/2017	10/02/2017	(50,530)	(50,535)
	1.130		04/21/2017	10/23/2017	(31,993)	(32,158)
	1.150		09/07/2017	10/10/2017	(8,776)	(8,783)
	1.260		07/11/2017	10/11/2017	(5,747)	(5,764)
	1.280		07/26/2017	10/26/2017	(139,339)	(139,676)
	1.400	†	09/29/2017	10/02/2017	(9,296)	(9,297)
BSN	1.220		08/03/2017	10/03/2017	(12,644)	(12,670)
	1.220		08/04/2017	10/04/2017	(104,625)	(104,834)
	1.220	†	08/18/2017	10/04/2017	(17,302)	(17,328)
	1.220		09/07/2017	10/03/2017	(199,975)	(200,144)
	1.250		08/28/2017	10/24/2017	(9,701)	(9,713)
	1.310		07/06/2017	10/06/2017	(161,035)	(161,550)
GRE	1.290	†	08/25/2017	10/06/2017	(94,948)	(95,078)
	1.290	†	09/27/2017	10/04/2017	(881)	(881)
	1.320	†	09/28/2017	10/05/2017	(7,616)	(7,617)
IND	1.230		08/17/2017	10/17/2017	(40,118)	(40,181)
	1.240		08/17/2017	10/17/2017	(62,100)	(62,198)
	1.240	†	09/29/2017	10/02/2017	(1,344)	(1,344)
	1.250		08/16/2017	10/16/2017	(64,813)	(64,919)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Borrowing Rate(3)		Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
	1.250%		09/18/2017	10/16/2017	$(47,130)	$(47,153)
	1.270		09/01/2017	10/06/2017	(161,839)	(162,016)
	1.270	†	09/22/2017	10/06/2017	(32,556)	(32,567)
	1.280		09/15/2017	10/27/2017	(117,905)	(117,976)
	1.290		09/19/2017	10/03/2017	(58,750)	(58,777)
	1.300		09/18/2017	10/03/2017	(1,056)	(1,057)
	1.300		09/18/2017	10/16/2017	(2,324)	(2,325)
JPS	0.890		09/25/2017	10/02/2017	(5,000)	(5,001)
	1.260		08/21/2017	10/20/2017	(12,791)	(12,810)
RDR	1.230		08/11/2017	10/11/2017	(337,386)	(337,985)
	1.230		08/14/2017	10/13/2017	(70,329)	(70,446)
	1.270		09/07/2017	10/04/2017	(50,563)	(50,607)
	1.270		09/07/2017	10/12/2017	(150,938)	(151,071)
	1.270		10/04/2017	10/12/2017	(17,191)	(17,191)
SGY	0.850		09/22/2017	10/04/2017	(5,900)	(5,901)

Total Reverse Repurchase Agreements						$(2,241,486)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)		Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	0.830%		10/02/2017	10/03/2017	$(9,469)	$(9,468)
GSC	1.270		08/24/2017	10/05/2017	(267,633)	(267,605)
	1.280		08/25/2017	10/06/2017	(157,239)	(157,217)
TDM	1.190	†	10/02/2017	10/04/2017	(9,623)	(9,622)
	1.300	†	09/29/2017	10/02/2017	(15,955)	(15,956)
UBS	1.200		08/02/2017	10/02/2017	(55,730)	(55,730)
	1.210		08/07/2017	10/06/2017	(5,133)	(5,132)
	1.280		09/06/2017	12/07/2017	(9,516)	(9,494)

Total Sale-Buyback Transactions						$(530,224)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.0)%
Fannie Mae, TBA	3.500%	10/01/2047	$2,000	$(2,064)	$(2,061)

Total Short Sales (0.0)%				$(2,064)	$(2,061)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
PIMCO CommodityRealReturn Strategy Fund®
Global/Master Repurchase Agreement
BOM	$0	$(82,026)	$0	$(82,026)	$81,870	$(156)
BOS	0	(258,526)	0	(258,526)	257,603	(923)

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
BSN	$0	$(488,911)	$0	$(488,911)	$488,018	$(893)
FICC	1,718	0	0	1,718	(1,755)	(37)
GRE	0	(51,100)	0	(51,100)	51,051	(49)
IND	0	(556,602)	0	(556,602)	554,866	(1,736)
JPS	0	(17,811)	0	(17,811)	17,625	(186)
RDR	0	(627,300)	0	(627,300)	614,541	(12,759)
SGY	0	(5,901)	0	(5,901)	5,858	(43)

Master Securities Forward Transaction Agreement
BPG	0	0	(9,468)	(9,468)	9,432	(36)
GSC	0	0	(424,822)	(424,822)	422,746	(2,076)
UBS	0	0	(70,356)	(70,356)	69,967	(389)

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOM	0	(40,297)	0	(40,297)	40,307	10
BOS	0	(9,297)	0	(9,297)	9,267	(30)
BSN	0	(17,328)	0	(17,328)	17,306	(22)
SSB	882	0	0	882	(904)	(22)
GRE	0	(52,476)	0	(52,476)	52,344	(132)
IND	0	(33,911)	0	(33,911)	33,831	(80)
JPS	0	0	0	0	(31)	(31)
NOM	14,901	0	0	14,901	(15,062)	(161)

Master Securities Forward Transaction Agreement
TDM	0	0	(25,578)	(25,578)	25,428	(150)

Total Borrowings and Other Financing Transactions	$17,501	$(2,241,486)	$(530,224)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,224,295)	$0	$0	$(2,224,295)

Total	$0	$(2,224,295)	$0	$0	$(2,224,295)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(520,730)	(9,494)	0	(530,224)

Total	$0	$(520,730)	$(9,494)	$0	$(530,224)

Total Borrowings	$0	$(2,745,025)	$(9,494)	$0	$(2,754,519)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(2,754,519)

(h)	Securities with an aggregate market value of $2,599,087 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(2,263,254) at a weighted average interest rate of 1.125%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(74) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(513,033) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Calendar Spread December Futures†	$0.500	11/17/2017	19	$19	$0	$1
Put - NYMEX Crude Calendar Spread November Futures†	0.500	10/19/2017	19	19	0	1
Call - NYMEX Natural Gas April Futures†	3.000	03/26/2018	89	890	191	184
Call - NYMEX Natural Gas April Futures†	3.020	03/26/2018	17	170	33	34
Call - NYMEX Natural Gas April Futures†	3.050	03/26/2018	17	170	37	32
Call - NYMEX Natural Gas April Futures†	3.100	03/26/2018	17	170	34	29
Call - NYMEX Natural Gas August Futures†	3.100	07/26/2018	1	10	3	2
Call - NYMEX Natural Gas Calendar Spread March Futures†	0.500	02/23/2018	15	150	52	28
Call - NYMEX Natural Gas Calendar Spread March Futures†	1.000	02/23/2018	154	1,540	384	185
Call - NYMEX Natural Gas December Futures†	3.100	11/27/2018	1	10	3	3
Call - NYMEX Natural Gas February Futures†	3.100	01/26/2018	1	10	3	4
Call - NYMEX Natural Gas January Futures†	3.100	12/26/2017	1	10	3	3
Call - NYMEX Natural Gas July Futures†	3.100	06/26/2018	1	10	3	2
Call - NYMEX Natural Gas June Futures†	3.100	05/25/2018	1	10	4	2
Call - NYMEX Natural Gas March Futures†	3.100	02/23/2018	1	10	4	4
Call - NYMEX Natural Gas May Futures†	3.100	04/25/2018	1	10	4	1
Call - NYMEX Natural Gas November Futures†	3.100	10/26/2018	1	10	4	3
Call - NYMEX Natural Gas October Futures†	3.100	09/25/2018	1	10	4	2
Call - NYMEX Natural Gas September Futures†	3.100	08/28/2018	1	10	4	2
Call - NYMEX WTI Crude December Futures†	66.000	12/29/2017	12	12	0	1
Call - NYMEX WTI Crude November Futures†	66.000	11/30/2017	12	12	0	0
Call - NYMEX WTI Crude October Futures†	66.000	10/31/2017	12	12	0	0
Call - NYMEX WTI-Brent Crude Spread December Futures†	2.000	10/30/2018	60	60	0	1

					$770	$524

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$124.000	11/24/2017	1,328	$1,328	$11	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	2,217	2,217	19	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	178	178	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.500	11/24/2017	824	824	7	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	3,412	8,530	337	192

					$376	$197

Total Purchased Options					$1,146	$721

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread December Futures†	$1.000	11/17/2017	38	$38	$0	$(1)
Put - NYMEX Crude Calendar Spread November Futures†	1.000	10/19/2017	38	38	0	0
Call - NYMEX Crude December Futures†	53.500	11/15/2017	72	72	(53)	(83)
Call - NYMEX Crude December Futures†	54.000	11/15/2017	24	24	(18)	(23)
Call - NYMEX Crude December Futures†	54.500	11/15/2017	36	36	(27)	(29)
Put - NYMEX Crude November Futures†	44.000	10/17/2017	10	10	(9)	0
Call - NYMEX Crude November Futures†	51.000	10/17/2017	72	72	(53)	(105)
Call - NYMEX Crude November Futures†	51.500	10/17/2017	24	24	(18)	(28)
Call - NYMEX Crude November Futures†	52.000	10/17/2017	34	34	(23)	(32)
Put - NYMEX Crude November Futures†	45.000	10/17/2018	40	40	(128)	(117)
Call - NYMEX Gasoline December Futures†	160.000	11/27/2017	9	4	(19)	(21)
Call - NYMEX Gasoline December Futures†	161.000	11/27/2017	10	4	(21)	(21)
Call - NYMEX Gasoline December Futures†	163.000	11/27/2017	38	16	(88)	(69)
Put - NYMEX Natural Gas April Futures†	2.600	03/26/2018	1	10	(1)	(1)
Call - NYMEX Natural Gas April Futures†	3.750	03/26/2018	1	10	(2)	0
Put - NYMEX Natural Gas August Futures†	2.600	07/26/2018	1	10	(1)	(1)
Call - NYMEX Natural Gas August Futures†	3.750	07/26/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas Calendar Spread March Futures†	0.750	02/23/2018	308	3,080	(908)	(462)
Put - NYMEX Natural Gas December Futures†	2.600	11/27/2018	1	10	(1)	(1)
Call - NYMEX Natural Gas December Futures†	3.750	11/27/2018	1	10	(2)	(1)
Put - NYMEX Natural Gas February Futures†	2.600	01/26/2018	1	10	(1)	(1)
Call - NYMEX Natural Gas February Futures†	3.750	01/26/2018	1	10	(2)	(2)
Put - NYMEX Natural Gas January Futures†	2.600	12/26/2017	1	10	(1)	0
Call - NYMEX Natural Gas January Futures†	3.750	12/26/2017	1	10	(2)	(1)
Put - NYMEX Natural Gas July Futures†	2.600	06/26/2018	1	10	(1)	(1)
Call - NYMEX Natural Gas July Futures†	3.750	06/26/2018	1	10	(2)	(1)
Put - NYMEX Natural Gas June Futures†	2.600	05/25/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas June Futures†	3.750	05/25/2018	1	10	(2)	0
Put - NYMEX Natural Gas March Futures†	2.600	02/23/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas March Futures†	3.750	02/23/2018	1	10	(2)	(2)
Put - NYMEX Natural Gas May Futures†	2.400	04/25/2018	82	820	(46)	(40)
Put - NYMEX Natural Gas May Futures†	2.500	04/25/2018	18	180	(12)	(13)
Put - NYMEX Natural Gas May Futures†	2.600	04/25/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas May Futures†	3.750	04/25/2018	1	10	(2)	0
Put - NYMEX Natural Gas November Futures†	2.800	10/26/2017	48	480	(27)	(16)
Put - NYMEX Natural Gas November Futures†	2.850	10/26/2017	72	720	(38)	(33)
Put - NYMEX Natural Gas November Futures†	2.900	10/26/2017	48	480	(41)	(30)
Put - NYMEX Natural Gas November Futures†	2.600	10/26/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas November Futures†	3.750	10/26/2018	1	10	(2)	(1)
Put - NYMEX Natural Gas October Futures†	2.600	09/25/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas October Futures†	3.750	09/25/2018	1	10	(2)	(1)
Put - NYMEX Natural Gas September Futures†	2.600	08/28/2018	1	10	(2)	(1)
Call - NYMEX Natural Gas September Futures†	3.750	08/28/2018	1	10	(2)	(1)
Put - NYMEX Natural Gasoline December Futures†	2.850	11/27/2017	84	840	(47)	(41)
Put - NYMEX Natural Gasoline December Futures†	2.900	11/27/2017	108	1,080	(73)	(67)
Call - NYMEX RBOB Gasoline December Futures†	185.000	12/29/2017	12	5	0	(4)
Call - NYMEX RBOB Gasoline November Futures†	185.000	11/30/2017	12	5	0	(1)
Call - NYMEX RBOB Gasoline October Futures†	185.000	10/31/2017	12	5	0	0
Call - NYMEX WTI-Brent Crude Spread December Futures†	0.000	10/30/2017	69	69	0	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures†	2.500	10/30/2017	63	63	(7)	(5)
Put - NYMEX WTI-Brent Crude Spread December Futures†	3.000	10/30/2017	69	69	0	(136)
Call - NYMEX WTI-Brent Crude Spread December Futures†	3.500	10/30/2017	26	26	(1)	(5)
Put - NYMEX WTI-Brent Crude Spread December Futures†	5.000	10/30/2017	63	63	(15)	(38)
Put - NYMEX WTI-Brent Crude Spread December Futures†	6.500	10/30/2017	26	26	(7)	(5)
Call - NYMEX WTI-Brent Crude Spread December Futures†	0.000	10/30/2018	80	80	0	(6)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX WTI-Brent Crude Spread December Futures†	$4.000	10/30/2018	20	$20	$0	$(20)
Put - NYMEX WTI-Brent Crude Spread June Futures†	2.000	04/27/2018	39	39	0	(86)
Put - NYMEX WTI-Brent Crude Spread June Futures†	3.000	04/27/2018	20	20	0	(29)

					$(1,721)	$(1,589)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	530	$530	$(322)	$(84)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	1,073	1,073	(215)	(453)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	280	280	(92)	(191)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	555	555	(182)	(559)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	587	587	(164)	(49)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	280	280	(144)	(12)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	225	225	(133)	(131)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	3,412	8,530	(390)	(64)

					$(1,642)	$(1,543)

Total Written Options					$(3,363)	$(3,132)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum November Futures†	11/2017	23	$	1,201	$(15)	$0	$0
Brent (ICE) Dubai Futures April Futures†	04/2018	78		126	(1)	0	(2)
Brent (ICE) Dubai Futures August Futures†	08/2018	122		203	(5)	0	(1)
Brent (ICE) Dubai Futures December Futures†	12/2018	122		211	3	0	(1)
Brent (ICE) Dubai Futures February Futures†	02/2018	78		126	(1)	0	0
Brent (ICE) Dubai Futures January Futures†	01/2018	78		125	(2)	0	(1)
Brent (ICE) Dubai Futures July Futures†	07/2018	122		201	(8)	0	(4)
Brent (ICE) Dubai Futures June Futures†	06/2018	78		127	1	0	(4)
Brent (ICE) Dubai Futures March Futures†	03/2018	78		127	0	0	(1)
Brent (ICE) Dubai Futures May Futures†	05/2018	78		127	0	0	(3)
Brent (ICE) Dubai Futures November Futures†	11/2018	122		206	(2)	0	(1)
Brent (ICE) Dubai Futures October Futures†	10/2018	122		204	(4)	0	(2)
Brent (ICE) Dubai Futures September Futures†	09/2018	122		203	(5)	0	(3)
Brent Crude December Futures†	10/2017	44		2,499	1	0	(24)
Brent Crude December Futures†	10/2018	776		43,014	2,181	0	(85)
Brent Crude December Futures†	10/2019	948		52,036	2,138	0	(1)
Brent Crude January Futures†	11/2017	106		5,999	97	0	(35)
Brent Crude June Futures†	04/2018	35		1,960	(23)	0	(7)
Brent Crude March Futures†	01/2018	519		29,225	1,270	2	(130)
Call Options Strike @ USD 59.000 on Brent Crude January Futures†	11/2017	19		22	(10)	0	(3)
Call Options Strike @ USD 60.000 on Brent Crude January Futures†	11/2017	19		16	(16)	0	(3)
Call Options Strike @ USD 61.000 on Brent Crude January Futures†	11/2017	19		11	(21)	0	(2)
Chicago Ethanol (Platts) December Futures†	12/2017	82		4,994	(241)	0	0
Copper December Futures†	12/2017	41		6,641	445	0	0
Copper March Futures†	03/2018	120		15,467	(591)	0	(30)

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Corn December Futures†	12/2018	264	$	5,273	$39	$24	$(5)
Cotton No. 2 March Futures†	03/2018	550		18,640	(915)	0	(74)
Euro-Rapeseed February Futures†	01/2018	35	EUR	767	4	1	(6)
Gas Oil December Futures†	12/2018	784	$	40,180	2,645	0	(137)
Gas Oil March Futures†	03/2018	396		20,731	830	0	(99)
Gold 100 oz. December Futures†	12/2018	116		15,180	205	0	(43)
Hard Red Winter Wheat December Futures†	12/2017	24		531	7	0	(12)
Hard Red Winter Wheat July Futures†	07/2018	45		1,104	9	0	(23)
Hard Red Winter Wheat March Futures†	03/2018	235		5,408	(594)	0	(123)
Henry Hub Natural Gas April Futures†	03/2018	204		1,499	27	0	(4)
Henry Hub Natural Gas April Futures†	03/2019	24		165	(4)	0	0
Henry Hub Natural Gas August Futures†	07/2019	24		166	(3)	0	(1)
Henry Hub Natural Gas December Futures†	11/2019	24		180	10	0	(1)
Henry Hub Natural Gas February Futures†	01/2019	24		192	23	0	0
Henry Hub Natural Gas January Futures†	12/2018	24		194	24	0	0
Henry Hub Natural Gas July Futures†	06/2019	24		166	(4)	0	(1)
Henry Hub Natural Gas June Futures†	05/2019	24		164	(5)	0	(1)
Henry Hub Natural Gas March Futures†	02/2019	24		188	19	0	(1)
Henry Hub Natural Gas May Futures†	04/2019	24		163	(7)	0	(1)
Henry Hub Natural Gas November Futures†	10/2019	24		170	1	0	(1)
Henry Hub Natural Gas October Futures†	09/2019	24		167	(3)	0	(1)
Henry Hub Natural Gas September Futures†	08/2019	24		165	(4)	0	(1)
Henry Hub Natural Gas Swap April Futures†	03/2018	925		6,796	119	0	(19)
Henry Hub Natural Gas Swap April Futures†	03/2019	8		55	(2)	0	0
Henry Hub Natural Gas Swap August Futures†	07/2018	172		1,271	32	0	(4)
Henry Hub Natural Gas Swap August Futures†	07/2019	8		55	(1)	0	0
Henry Hub Natural Gas Swap December Futures†	11/2018	171		1,343	39	0	(3)
Henry Hub Natural Gas Swap December Futures†	11/2019	8		60	3	0	0
Henry Hub Natural Gas Swap February Futures†	01/2018	541		4,462	9	0	(7)
Henry Hub Natural Gas Swap February Futures†	01/2019	8		64	8	0	0
Henry Hub Natural Gas Swap January Futures†	12/2018	8		65	8	0	0
Henry Hub Natural Gas Swap July Futures†	06/2018	172		1,270	32	0	(4)
Henry Hub Natural Gas Swap July Futures†	06/2019	8		55	(1)	0	0
Henry Hub Natural Gas Swap June Futures†	05/2018	172		1,260	29	0	(4)
Henry Hub Natural Gas Swap June Futures†	05/2019	8		55	(2)	0	0
Henry Hub Natural Gas Swap March Futures†	02/2019	8		63	6	0	0
Henry Hub Natural Gas Swap May Futures†	04/2018	173		1,256	25	0	(4)
Henry Hub Natural Gas Swap May Futures†	04/2019	8		54	(2)	0	0
Henry Hub Natural Gas Swap November Futures†	10/2018	171		1,286	35	0	(4)
Henry Hub Natural Gas Swap November Futures†	10/2019	8		57	0	0	0
Henry Hub Natural Gas Swap October Futures†	09/2018	171		1,265	33	0	(4)
Henry Hub Natural Gas Swap October Futures†	09/2019	8		56	(1)	0	0
Henry Hub Natural Gas Swap September Futures†	08/2018	172		1,262	30	0	(4)
Henry Hub Natural Gas Swap September Futures†	08/2019	8		55	(2)	0	0
Lead March Futures†	03/2018	107		6,661	385	0	0
Live Cattle February Futures†	02/2018	31		1,471	15	1	0
Live Cattle June Futures†	06/2018	31		1,402	9	0	(4)
Live Cattle October Futures†	10/2017	24		1,047	(44)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures†	08/2018	3		8	2	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures†	12/2018	3		8	1	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap July Futures†	07/2018	3		9	2	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures†	11/2018	3		8	2	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures†	10/2018	3		8	2	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
LLS (Argus) vs. WTI Spread Calendar Swap September Futures†	09/2018	3	$	8	$2	$0	$(1)
Mars (Argus) vs. WTI Spread Calendar Swap December Futures†	12/2017	2		2	5	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures†	11/2017	2		3	6	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures†	10/2017	2		4	7	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures†	09/2017	2		3	6	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures†	04/2018	10		296	47	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures†	08/2018	12		346	67	0	(7)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures†	12/2018	12		356	72	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures†	07/2018	12		344	67	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures†	06/2018	10		286	37	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures†	03/2018	14		451	(23)	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures†	05/2018	10		288	39	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures†	11/2018	12		354	71	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures†	10/2018	12		351	70	0	(7)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures†	09/2018	12		349	68	0	(7)
Natural Gas April Futures†	03/2018	290		8,523	98	0	(23)
Natural Gas April Futures†	03/2019	166		4,562	75	0	(13)
Natural Gas February Futures†	01/2018	418		13,790	115	0	(21)
Natural Gas February Futures†	01/2019	15		481	11	0	(1)
Natural Gas March Futures†	02/2018	236		7,668	(116)	0	(21)
Natural Gas November Futures†	10/2017	430		12,930	(241)	0	(43)
Natural Gas October Futures†	09/2018	721		21,327	365	0	(72)
New York Harbor ULSD Janurary Futures†	12/2017	20		1,514	60	0	(9)
New York Harbor ULSD June Futures†	05/2018	63		4,565	32	0	(10)
New York Harbor ULSD March Futures†	02/2018	146		10,897	534	0	(43)
Nickel January Futures†	01/2018	7		442	1	0	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures†	10/2018	40		96	(45)	2	0
RBOB Gasoline April Futures†	03/2018	33		2,445	(27)	0	(18)
RBOB Gasoline November Futures†	10/2017	16		1,069	(41)	0	(16)
Robusta Coffee January Futures†	01/2018	55		1,069	(79)	9	0
Silver December Futures†	12/2017	215		17,927	(809)	0	(184)
Soybean Oil December Futures†	12/2018	113		2,270	(95)	0	(6)
Soybean Oil May Futures†	05/2018	138		2,770	(110)	0	(2)
U.S. Treasury 10-Year Note December Futures	12/2017	2,120		265,663	(2,835)	0	(497)
White Sugar December Futures†	11/2017	146		2,644	(135)	28	0
White Sugar March Futures†	02/2018	148		2,717	(45)	16	0
WTI Crude December Futures†	11/2017	77		4,000	59	6	0
WTI Crude December Futures†	11/2018	391		20,144	625	0	(12)
WTI Crude December Futures†	11/2019	230		11,673	57	23	0
WTI Crude January Futures†	12/2017	109		5,683	87	5	0
WTI Crude July Futures†	06/2018	90		4,674	141	0	(3)
WTI Crude June Futures†	05/2018	163		8,484	0	0	(5)
WTI Crude June Futures†	05/2019	583		29,762	669	17	0

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Crude June Futures†	05/2020	71	$	3,589	$(155)	$11	$0
WTI Crude March Futures†	02/2019	236		12,093	191	0	0
WTI Crude November Futures†	10/2017	69		3,565	81	8	0
WTI Crude September Futures†	08/2018	642		33,211	870	0	(19)
WTI Houston (Argus) vs. WTI Trade April Futures†	03/2018	7		15	7	0	(1)
WTI Houston (Argus) vs. WTI Trade August Futures†	07/2018	7		14	6	0	0
WTI Houston (Argus) vs. WTI Trade December Futures†	11/2018	7		14	6	0	(1)
WTI Houston (Argus) vs. WTI Trade February Futures†	01/2018	7		16	8	0	(1)
WTI Houston (Argus) vs. WTI Trade January Futures†	12/2017	7		18	9	0	(1)
WTI Houston (Argus) vs. WTI Trade July Futures†	06/2018	7		15	6	0	0
WTI Houston (Argus) vs. WTI Trade June Futures†	05/2018	7		15	7	0	(1)
WTI Houston (Argus) vs. WTI Trade March Futures†	02/2018	7		15	6	0	(1)
WTI Houston (Argus) vs. WTI Trade May Futures†	04/2018	7		15	7	0	0
WTI Houston (Argus) vs. WTI Trade November Futures†	10/2018	7		14	5	0	(1)
WTI Houston (Argus) vs. WTI Trade October Futures†	09/2018	7		14	5	0	0
WTI Houston (Argus) vs. WTI Trade September Futures†	08/2018	7		14	5	0	(1)
Zinc June Futures†	06/2019	4		297	32	0	0
Zinc March Futures†	03/2018	210		16,540	178	0	0
Zinc November Futures†	11/2017	13		1,030	25	0	0

					$8,457	$154	$(2,038)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum January Futures†	01/2018	41	$	(2,159)	$9	$0	$0
Aluminum March Futures†	03/2018	431		(22,816)	(24)	0	0
Arabica Coffee December Futures†	12/2017	157		(7,539)	189	26	0
Arabica Coffee March Futures†	03/2018	106		(5,233)	120	18	0
Brent (ICE) Calendar Swap Futures April Futures†	04/2018	5		(280)	(14)	1	0
Brent (ICE) Calendar Swap Futures August Futures†	08/2018	6		(333)	(17)	1	0
Brent (ICE) Calendar Swap Futures December Futures†	12/2018	6		(332)	(16)	0	0
Brent (ICE) Calendar Swap Futures July Futures†	07/2018	6		(334)	(17)	1	0
Brent (ICE) Calendar Swap Futures June Futures†	06/2018	5		(279)	(13)	1	0
Brent (ICE) Calendar Swap Futures May Futures†	05/2018	5		(279)	(14)	1	0
Brent (ICE) Calendar Swap Futures November Futures†	11/2018	6		(332)	(16)	1	0
Brent (ICE) Calendar Swap Futures October Futures†	10/2018	6		(333)	(17)	1	0
Brent (ICE) Calendar Swap Futures September Futures†	09/2018	6		(333)	(17)	1	0
Brent Crude August Futures†	08/2018	3		(12)	(1)	0	0
Brent Crude December Futures†	12/2018	3		(12)	(2)	0	0
Brent Crude December Futures†	10/2020	37		(2,035)	(33)	0	(4)
Brent Crude December Futures†	10/2021	27		(1,498)	9	0	(7)
Brent Crude December Futures†	10/2022	4		(224)	1	0	(1)
Brent Crude February Futures†	12/2017	98		(5,530)	(292)	29	0
Brent Crude July Futures†	07/2018	3		(12)	(1)	0	0
Brent Crude June Futures†	04/2019	758		(41,796)	(2,378)	39	0
Brent Crude June Futures†	05/2020	549		(30,157)	(852)	0	(33)
Brent Crude June Futures†	04/2021	90		(4,971)	(16)	0	(17)
Brent Crude March Futures†	01/2019	166		(9,178)	(649)	12	0
Brent Crude November Futures†	11/2018	3		(12)	(1)	0	0
Brent Crude October Futures†	10/2018	3		(12)	(1)	0	0
Brent Crude September Futures†	07/2018	463		(25,775)	(1,542)	74	0
Brent Crude September Futures†	09/2018	3		(12)	(1)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ USD 55.500 on Brent Crude December Futures†	10/2017	60	$	(137)	$(92)	$16	$0
Call Options Strike @ USD 56.000 on Brent Crude December Futures†	10/2017	60		(118)	(70)	16	0
Call Options Strike @ USD 60.000 on Brent Crude June Futures†	04/2018	96		(250)	0	12	0
Call Options Strike @ USD 61.500 on Brent Crude January Futures†	11/2017	60		(31)	18	6	0
Call Options Strike @ USD 62.000 on Brent Crude January Futures†	11/2017	60		(26)	25	5	0
Call Options Strike @ USD 63.000 on Brent Crude June Futures†	04/2018	19		(31)	2	2	0
Call Options Strike @ USD 64.000 on Brent Crude June Futures†	04/2018	123		(166)	59	11	0
Cocoa December Futures†	12/2017	18		(368)	(25)	0	(11)
Cocoa March Futures†	03/2018	764		(15,540)	(22)	0	(413)
Copper December Futures†	12/2017	192		(14,184)	(127)	125	0
Corn December Futures†	12/2017	94		(1,670)	(25)	0	(13)
Corn March Futures†	03/2018	956		(17,578)	757	0	(120)
Corn September Futures†	09/2018	76		(1,482)	7	7	(10)
Cotton No. 2 December Futures†	12/2017	36		(1,232)	41	9	0
Euro-Bund 10-Year Bond December Futures	12/2017	66	EUR	(12,560)	126	17	(16)
Euro-Rapeseed May Futures†	04/2018	35		(769)	6	6	(1)
Gas Oil December Futures†	12/2017	71	$	(3,790)	(54)	16	0
Gas Oil June Futures†	06/2018	84		(4,334)	(34)	19	0
Gas Oil June Futures†	06/2019	492		(25,092)	(1,095)	49	0
Gas Oil November Futures†	11/2017	136		(7,375)	(292)	31	0
Gold 100 oz. December Futures†	12/2017	298		(38,287)	120	116	0
Henry Hub Natural Gas August Futures†	07/2018	36		(266)	7	1	0
Henry Hub Natural Gas December Futures†	11/2018	36		(283)	(10)	1	0
Henry Hub Natural Gas February Futures†	01/2018	36		(297)	(24)	0	0
Henry Hub Natural Gas Janurary Futures†	12/2017	36		(297)	(24)	0	0
Henry Hub Natural Gas July Futures†	06/2018	36		(266)	7	1	0
Henry Hub Natural Gas June Futures†	05/2018	36		(264)	9	1	0
Henry Hub Natural Gas March Futures†	02/2018	284		(2,307)	70	6	0
Henry Hub Natural Gas May Futures†	04/2018	36		(261)	11	1	0
Henry Hub Natural Gas November Futures†	10/2018	36		(271)	2	1	0
Henry Hub Natural Gas October Futures†	09/2018	36		(266)	6	1	0
Henry Hub Natural Gas September Futures†	08/2018	36		(264)	8	1	0
Henry Hub Natural Gas Swap January Futures†	12/2017	194		(1,598)	1	1	0
Henry Hub Natural Gas Swap March Futures†	02/2018	579		(4,703)	12	13	0
Japan Government 10-Year Bond December Futures	12/2017	90	JPY	(120,253)	679	256	(72)
Lead January Futures†	01/2018	51	$	(3,171)	(121)	0	0
Live Cattle April Futures†	04/2018	62		(2,972)	(14)	0	0
Live Cattle December Futures†	12/2017	14		(645)	(14)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures†	12/2017	14		(530)	34	15	0
Natural Gas December Futures†	11/2017	46		(1,463)	(11)	1	0
Natural Gas January Futures†	12/2017	756		(24,910)	95	23	0
Natural Gas January Futures†	12/2018	15		(484)	(10)	1	0
Natural Gas March Futures†	02/2019	166		(5,207)	(118)	17	0
Natural Gas May Futures†	04/2018	707		(20,531)	(340)	64	0
Natural Gas November Futures†	10/2017	27		(812)	6	3	0
New York Harbor ULSD November Futures†	10/2017	11		(836)	7	7	0
Nickel November Futures†	11/2017	24		(1,506)	85	0	0
Platinum January Futures†	01/2018	40		(1,831)	151	20	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures†	04/2018	19		(15)	39	0	0

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Put Options Strike @ USD 44.000 on Brent Crude June Futures†	04/2018	123	$	(113)	$206	$0	$(1)
Put Options Strike @ USD 45.000 on Brent Crude June Futures†	04/2018	96		(105)	215	0	(2)
RBOB Gasoline December Futures†	11/2017	57		(3,779)	36	44	0
RBOB Gasoline January Futures†	12/2017	74		(4,904)	(96)	50	0
RBOB Gasoline March Futures†	02/2018	50		(3,365)	26	21	0
Robusta Coffee November Futures†	11/2017	55		(1,082)	94	0	(11)
Soybean January Futures†	01/2018	15		(734)	(3)	0	(6)
Soybean March Futures†	03/2018	406		(20,051)	(302)	0	(168)
Soybean Meal December Futures†	12/2017	117		(3,695)	(58)	0	(50)
Soybean November Futures†	11/2017	42		(2,033)	(50)	0	(18)
Soybean November Futures†	11/2018	97		(4,783)	(32)	0	(24)
Soybean Oil December Futures†	12/2017	75		(1,477)	104	0	0
Sugar No. 11 March Futures†	02/2018	1,229		(19,408)	520	0	(207)
U.S. Treasury 2-Year Note December Futures	12/2017	1,278		(275,669)	728	160	0
U.S. Treasury 5-Year Note December Futures	12/2017	5,277		(620,048)	3,941	866	0
U.S. Treasury 30-Year Bond December Futures	12/2017	1,825		(278,883)	3,719	0	(57)
United Kingdom Long Gilt December Futures	12/2017	852	GBP	(141,431)	4,151	34	(285)
Wheat December Futures†	12/2017	88	$	(1,972)	(50)	30	0
Wheat July Futures†	07/2018	5		(123)	(1)	2	0
Wheat March Futures†	03/2018	157		(3,662)	42	61	0
WTI Crude December Futures†	11/2018	734		(37,816)	(992)	23	(1)
WTI Crude December Futures†	11/2020	315		(15,936)	132	0	(69)
WTI Crude December Futures†	11/2021	7		(355)	6	0	(2)
WTI Crude February Futures†	01/2018	40		(2,089)	(176)	0	(1)
WTI Crude June Futures†	05/2018	121		(6,298)	(309)	4	0
WTI Crude March Futures†	02/2018	1,028		(53,703)	(1,357)	1	(1)
WTI Crude November Futures†	10/2018	45		(2,321)	(53)	1	0
WTI Crude October Futures†	09/2018	40		(2,066)	(123)	1	0
Zinc January Futures†	01/2018	16		(1,264)	(22)	0	0
Zinc June Futures†	06/2018	4		(313)	(38)	0	0

					$4,520	$2,402	$(1,622)

Total Futures Contracts					$12,977	$2,556	$(3,660)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022	$	35,150	$(2,353)	$(403)	$(2,756)	$0	$(118)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		71,600	(5,409)	(288)	(5,697)	0	(128)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	33,200	(582)	(399)	(981)	0	(18)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		94,600	(2,507)	(32)	(2,539)	0	(59)

						$(10,851)	$(1,122)	$(11,973)	$0	$(323)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	23,200	$50	$899	$949	$26	$0
Pay(4)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	564,700	(783)	(507)	(1,290)	344	0
Pay(4)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		49,900	(435)	41	(394)	52	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	56,200	(160)	240	80	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		71,400	444	(121)	323	30	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		40,200	(286)	140	(146)	26	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		49,900	346	486	832	0	(85)
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	683	683	0	(56)
Pay(4)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	542	542	0	(46)
Pay(4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	548	548	0	(45)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	1,094	662	0	(92)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		44,750	(143)	135	(8)	35	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		651,700	(4,330)	7,304	2,974	484	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	1,034	983	17	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	447	3,940	91	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		245,200	1,528	340	1,868	110	0
Receive	3-Month USD-LIBOR†	1.750	Semi-Annual	12/21/2026		14,600	(343)	870	527	26	0
Receive	3-Month USD-LIBOR†	1.500	Semi-Annual	06/21/2027		900	77	(18)	59	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		127,160	13,613	(5,590)	8,023	0	(226)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		47,310	1,800	(69)	1,731	78	0
Receive(4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		11,000	0	(824)	(824)	0	(19)
Receive(4)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		5,000	0	(352)	(352)	0	(9)
Receive(4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		5,000	0	(352)	(352)	0	(9)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		4,380	117	(234)	(117)	0	(8)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		135,800	(5,394)	4,900	(494)	0	(459)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		29,100	(761)	(149)	(910)	0	(226)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	40,000	(20)	2	(18)	0	0
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,190,000	(19)	42	23	6	0
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,530,000	(692)	108	(584)	76	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		22,200	(32)	0	(32)	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	266,400	3	233	236	0	(33)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		63,200	93	77	170	0	(8)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		77,700	41	0	41	0	(10)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		98,000	500	46	546	0	(23)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		600	3	0	3	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		32,230	1	18	19	0	(8)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	6,180	6	39	45	0	(5)
Pay	CPTFEMU	1.385	Maturity	12/15/2026		3,360	(7)	(8)	(15)	4	0
Pay	CPURNSA	1.010	Maturity	10/16/2017	$	21,300	218	(57)	161	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		56,200	0	(177)	(177)	0	(29)
Pay	CPURNSA	1.680	Maturity	04/28/2018		189,900	0	(514)	(514)	0	(67)
Pay	CPURNSA	1.580	Maturity	05/23/2018		99,000	51	(9)	42	0	(29)
Pay	CPURNSA	1.935	Maturity	04/27/2019		56,200	0	258	258	0	(31)
Pay	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	(65)	(65)	0	(42)
Pay	CPURNSA	2.021	Maturity	11/25/2020		25,100	0	(60)	(60)	0	(42)
Pay	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	(216)	373	0	(31)
Pay	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	(175)	244	0	(17)
Pay	CPURNSA	2.500	Maturity	07/15/2022		11,100	(987)	(95)	(1,082)	0	(25)
Pay	CPURNSA	1.730	Maturity	07/26/2026		17,400	(933)	326	(607)	52	0
Pay	CPURNSA	1.762	Maturity	08/30/2026		2,400	(118)	46	(72)	6	0
Pay	CPURNSA	1.800	Maturity	09/12/2026		5,200	(52)	(88)	(140)	13	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		13,900	(642)	268	(374)	35	0
Pay	CPURNSA	1.805	Maturity	09/12/2026		12,400	(568)	239	(329)	31	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		15,800	(767)	305	(462)	38	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	(128)	(128)	217	0
Pay	CPURNSA	2.067	Maturity	07/25/2027		21,400	0	(123)	(123)	71	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	(42)	(42)	195	0

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	0.000%	Maturity	09/20/2027	$	10,820	$0	$31	$31	$29	$0
Pay	CPURNSA	0.000	Maturity	09/25/2027		10,500	0	(4)	(4)	28	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		28,100	(49)	(80)	(129)	52	0
Pay	UKRPI	3.190	Maturity	04/15/2030		1,500	(85)	53	(32)	1	0
Pay	UKRPI	3.350	Maturity	05/15/2030		43,400	(116)	806	690	53	0
Pay	UKRPI	3.400	Maturity	06/15/2030		44,100	168	847	1,015	75	0
Pay	UKRPI	3.325	Maturity	08/15/2030		68,590	(98)	(101)	(199)	69	0
Pay	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,180)	319	(861)	9	0
Pay	UKRPI	3.100	Maturity	06/15/2031		31,400	(3,736)	622	(3,114)	39	0
Pay	UKRPI	3.530	Maturity	10/15/2031		8,960	225	(74)	151	9	0
Pay	UKRPI	0.000	Maturity	09/15/2032		48,210	44	(73)	(29)	92	0
Pay	UKRPI	3.585	Maturity	10/15/2046		12,990	(986)	66	(920)	0	(82)
Pay	UKRPI	3.428	Maturity	03/15/2047		3,480	0	165	165	0	(24)

							$(376)	$14,314	$13,938	$2,522	$(1,788)

Total Swap Agreements							$(11,227)	$13,192	$1,965	$2,522	$(2,111)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO CommodityRealReturn Strategy Fund®(6)	$197	$1,333	$2,497	$4,027	$(1,543)	$(927)	$(2,150)	$(4,620)
PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)(6)	524	1,232	25	1,781	(1,589)	(2,733)	0	(4,322)

Total Exchange-Traded or Centrally Cleared	$721	$2,565	$2,522	$5,808	$(3,132)	$(3,660)	$(2,150)	$(8,942)

(j)	Securities with an aggregate market value of $92,532 and cash of $12,408 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $9 for closed futures and unsettled variation margin liability of $(39) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(6)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
AZD	10/2017			NZD	79,707	$		57,014	$ 0	$ (559)
	10/2017		$		43,773		AUD	55,740	0	(50)
	11/2017			AUD	55,740	$		43,758	50	0
	12/2017			CNH	1,680			243	0	(9)
BOA	10/2017			BRL	37,758			11,919	0	(3)
	10/2017			DKK	72,170			10,979	0	(484)
	10/2017		$		11,904		BRL	37,758	18	0
	10/2017				7,971		DKK	49,857	0	(52)
	10/2017				39,502		EUR	33,697	324	0
	11/2017			EUR	33,697	$		39,567	0	(323)
	01/2018			DKK	49,857			8,015	53	0
	07/2018			BRL	14,900			4,394	0	(154)
BPS	10/2017			AUD	55,740			44,437	715	0
	10/2017			BRL	498,600			146,794	0	(10,635)
	10/2017			TWD	85,377			2,825	12	0
	10/2017		$		158,767		BRL	507,727	1,573	(31)
	10/2017				5,538		INR	360,493	5	(41)
	12/2017			INR	304,090	$		4,674	55	0
	12/2017			KRW	2,568,917			2,257	12	0
	12/2017		$		11,818		INR	778,350	5	0
	01/2018			BRL	37,910	$		10,500	0	(1,325)
	01/2018			DKK	25,126			3,830	0	(183)
	02/2018			ARS	46,852			2,475	0	(42)
	03/2018			MXN	219,110			10,478	0	(1,280)
	03/2018		$		11,045		MXN	219,110	713	0
	07/2018			BRL	103,400	$		29,501	0	(2,062)
CBK	10/2017			CAD	10,072			8,096	24	0
	10/2017	†		EUR	815			972	9	0
	10/2017	†	$		1,677		EUR	1,388	0	(36)
	10/2017				51,546		JPY	5,814,585	127	0
	11/2017	†		CAD	2,027	$		1,675	50	0
	11/2017			JPY	8,024,585			71,671	385	(127)
	11/2017			$	8,098		CAD	10,072	0	(24)
	12/2017			INR	333,727		$	5,058	0	(11)
	12/2017			MXN	471,652			25,961	361	0
DUB	10/2017			BRL	224,100			70,739	0	(19)
	10/2017			$	67,465		BRL	224,100	3,292	0
	12/2017			KRW	15,242,438		$	13,387	68	0
	01/2018			BRL	28,900			8,009	0	(1,005)
	07/2018				228,000			65,695	0	(3,902)
FBF	10/2017			$	5,602		RUB	326,906	50	0
	12/2017			MXN	13,331		$	727	4	0
FICC	10/2017			TWD	83,549			2,791	38	0
GLM	10/2017			BRL	72,900			23,011	0	(6)
	10/2017			CZK	205,474			9,394	50	(11)
	10/2017			EUR	4,398			5,163	0	(35)
	10/2017	†		GBP	864			1,118	0	(40)

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2017		JPY	1,356,000	$		12,198	$ 147	$ 0
	10/2017		THB	92,270			2,791	24	0
	10/2017		TWD	84,657			2,815	27	0
	10/2017		$	30,352		BRL	99,952	1,268	(81)
	10/2017			8,075		CAD	10,072	0	(3)
	10/2017			7,395		GBP	5,592	124	(26)
	10/2017			2,912		TRY	10,090	0	(89)
	11/2017		BRL	1,399		$	439	0	(1)
	11/2017		$	1,033		JPY	116,100	0	0
	12/2017			113		MXN	2,036	0	(3)
	01/2018		MXN	14,237		$	695	0	(75)
	04/2018		DKK	9,898			1,516	0	(74)
HUS	10/2017		BRL	213,000			67,235	0	(18)
	10/2017		CAD	52,243			41,903	33	0
	10/2017		DKK	219,533			33,593	0	(1,274)
	10/2017		GBP	14,067			19,044	195	0
	10/2017		$	63,630		BRL	213,000	3,623	0
	12/2017			156		MXN	2,814	0	(4)
	02/2018			5,583		ARS	104,484	30	0
	07/2018		BRL	148,200		$	42,307	0	(2,931)
JPM	10/2017			137,258			41,252	65	(2,152)
	10/2017		CAD	2,811			2,311	59	0
	10/2017		DKK	20,770			3,183	0	(115)
	10/2017	†	EUR	36,866			44,507	936	0
	10/2017		GBP	22,398			30,351	338	0
	10/2017		KRW	3,154,667			2,791	36	0
	10/2017		THB	185,043			5,582	32	0
	10/2017		TWD	84,637			2,825	39	0
	10/2017		$	43,326		BRL	137,258	12	0
	10/2017			2,139		EUR	1,783	0	(32)
	10/2017			5,353		GBP	3,952	0	(58)
	10/2017			2,791		IDR	37,290,551	0	(23)
	10/2017			5,620		INR	360,813	0	(103)
	10/2017			2,753		KRW	3,154,667	2	0
	10/2017			5,752		TRY	20,375	0	(70)
	11/2017		JPY	2,160,000		$	19,604	379	0
	11/2017		$	11,940		BRL	37,758	0	(69)
	11/2017	†		7,919		CAD	10,046	135	0
	12/2017			7,534		ARS	136,217	42	(7)
	12/2017			8,861		INR	570,648	0	(192)
	01/2018		BRL	35,590		$	9,838	0	(1,263)
	02/2018		ARS	31,796			1,677	0	(31)
MSB	11/2017		JPY	1,500,000			13,619	268	0
	04/2018		BRL	1,900			567	0	(20)
	07/2018			16,800			4,950	0	(178)
NAB	10/2017		$	44,474		CAD	55,054	0	(351)
	11/2017		CAD	55,054		$	44,484	352	0
NGF	11/2017		MXN	101,480			4,922	0	(599)
	01/2018		BRL	355,700			99,789	0	(11,158)
RYL	10/2017		GBP	17,469			23,571	162	0
SCX	10/2017		JPY	4,458,585			41,150	1,527	0
	11/2017	†	CAD	10,069			8,076	4	0
SOG	10/2017		CZK	66,473			3,040	15	0
	10/2017		GBP	124,315			161,449	0	(5,133)
	11/2017		BRL	9,360			2,938	0	(4)
	11/2017		PLN	436			122	2	0
TOR	11/2017		$	508		ARS	9,124	6	0
UAG	10/2017			225,629		GBP	168,705	436	0
	11/2017		GBP	168,705		$	225,851	0	(434)
	11/2017	†	$	1,716		CAD	2,114	0	(22)

Total Forward Foreign Currency Contracts								$18,311	$(49,042)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$	5,750	$575	$74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		5,750	575	641
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		70,200	814	647
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		14,250	1,426	183
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		14,250	1,426	1,588
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		5,500	64	51

								$4,880	$3,184

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$328,800	$148	$148

Total Purchased Options						$5,028	$3,332

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC API2YCL18†+	Buy	90.000%	12/01/2017	$ 20	$(38)	$(17)
MYC	Put - OTC CLCAL18†+	Sell	46.000	10/17/2017	12	(12)	0
	Call - OTC CLCAL18†+	Buy	52.000	10/17/2017	12	(5)	(13)

						$(55)	$(30)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	17,636	$(90)	$(6)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$	85,000	$(863)	$(1)
	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		18,900	(163)	0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	0

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	33,400	$(431)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,428)	(362)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	25,800	(179)	(4)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(304)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(143)

							$(7,954)	$(814)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$32,800	$(286)	$0
	Put - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	32,800	(285)	(170)

							$(571)	$(170)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$	328,800	$ (148)	$(148)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$	26,000	$(69)	$(5)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017		26,000	(59)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017		26,000	(63)	(2)

						$(191)	$(15)

Total Written Options						$(9,009)	$(1,183)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	EURMARGIN 2H18†	$6.110	Maturity	12/31/2018	11,100	$	0	$17	$17	$0
	Pay	EURMARGIN 3Q17†	7.180	Maturity	09/30/2017	27,000		0	0	0	0
	Pay	EURMARGIN 3Q17†	7.300	Maturity	09/30/2017	9,200		0	0	0	0
	Pay	EURMARGIN 4Q17†	6.970	Maturity	12/31/2017	62,430		(8)	(70)	0	(78)
	Receive	EURMARGIN CAL17†	5.850	Maturity	12/31/2017	19,200		0	35	35	0
	Pay	EURSIMP 3Q17†	2.475	Maturity	09/30/2017	14,000		0	0	0	0
	Pay	EURSIMP 4Q17†	3.875	Maturity	12/31/2017	14,100		0	(25)	0	(25)
	Receive	EURSIMP CAL17†	0.550	Maturity	12/31/2017	26,000		0	97	97	0
	Receive	NAPGASFO 1Q18†	9.690	Maturity	03/31/2018	11,700		0	22	22	0
	Pay	NAPGASFO 4Q17†	9.750	Maturity	12/31/2017	11,700		0	(23)	0	(23)
	Receive	NAPGASFO CAL17†	16.100	Maturity	12/31/2017	28,000		0	(87)	0	(87)
	Receive	NAPGASFO CAL18†	12.700	Maturity	12/31/2018	52,800		(13)	(34)	0	(47)
	Receive	NAPGASFO JZ17†	13.130	Maturity	12/31/2017	2,000		0	(2)	0	(2)
	Receive	OREXIO 1Q18†	69.200	Maturity	03/31/2018	14,100		0	(137)	0	(137)
	Receive	OREXIO 3Q17†	61.500	Maturity	09/30/2017	3,300		0	0	0	0
	Pay	OREXIO 4Q17†	78.000	Maturity	12/31/2017	900		0	15	15	0
	Receive	OREXIO 4Q18†	63.700	Maturity	12/31/2018	2,700		0	(20)	0	(20)
	Receive	OREXIO CAL19†	54.000	Maturity	12/31/2019	4,104		0	1	1	0
	Receive	PLATGOLD N8†	317.200	Maturity	07/09/2018	30,700		0	(1,698)	0	(1,698)
CBK	Pay	CBOT Wheat March Futures†	5.040	Maturity	02/23/2018	390,000		0	145	145	0
GST	Pay	CAW Z7†	0.613	Maturity	11/15/2017	375,900		5	(96)	0	(91)
	Receive	EUR5050 2H18†	10.850	Maturity	12/31/2018	10,200		0	7	7	0
	Pay	EURSIMP 1Q18†	4.540	Maturity	03/31/2018	20,700		(2)	(5)	0	(7)
	Receive	HSFOEW CAL18†	14.750	Maturity	12/31/2018	18,000		3	15	18	0
	Receive	KWW H8†	0.020	Maturity	02/23/2018	682,400		(6)	(50)	0	(56)
	Pay	OREXIO 1Q18†	72.300	Maturity	03/31/2018	8,400		0	107	107	0
	Receive	OREXIO 1Q19†	58.400	Maturity	03/31/2019	8,400		0	(25)	0	(25)
	Pay	OREXIO 3Q17†	78.650	Maturity	09/30/2017	3,300		0	0	0	0
	Receive	OREXIO 3Q18†	63.550	Maturity	09/30/2018	9,900		0	(63)	0	(63)
	Receive	OREXIO 4Q17†	59.700	Maturity	12/31/2017	900		0	2	2	0
	Receive	OREXIO 4Q18†	62.000	Maturity	12/31/2018	900		0	(5)	0	(5)
	Receive	OREXIO CAL19†	54.700	Maturity	12/31/2019	14,100		(11)	4	0	(7)
	Receive	PLATGOLD N8†	318.900	Maturity	07/06/2018	24,600		0	(1,315)	0	(1,315)
JPM	Receive	EUR5050 CAL18†	11.010	Maturity	12/31/2018	31,200		0	30	30	0
	Receive	EURMARGIN 2H17†	5.070	Maturity	12/31/2017	15,200		0	36	36	0
	Pay	EURMARGIN 3Q17†	7.270	Maturity	09/30/2017	22,867		0	0	0	0
	Receive	EURMARGIN 4Q17†	3.900	Maturity	12/31/2017	7,200		8	23	31	0
	Pay	EURMARGIN 4Q17†	7.100	Maturity	12/31/2017	12,870		(3)	(11)	0	(14)
	Receive	EURMARGIN CAL17†	5.850	Maturity	12/31/2017	134,000		(40)	282	242	0
	Receive	EURSIMP 2H18†	2.600	Maturity	12/31/2018	28,200		0	43	43	0
	Pay	EURSIMP 4Q17†	3.350	Maturity	12/31/2017	28,200		0	(64)	0	(64)
	Receive	EURSIMP CAL17†	0.770	Maturity	12/31/2017	24,000		1	84	85	0
	Pay	Fuel Co. December Futures†	7.250	Maturity	12/31/2018	24,000		0	19	19	0
	Receive	HSFOEW 1Q18†	14.500	Maturity	03/31/2018	9,000		3	17	20	0
	Receive	HSFOEW CAL18†	14.750	Maturity	12/31/2018	4,800		0	5	5	0
	Receive	KWW H8†	0.010	Maturity	02/23/2018	96,300		0	(7)	0	(7)
	Receive	NAPGASFO CAL17†	15.900	Maturity	12/31/2017	8,000		0	(24)	0	(24)
	Receive	NAPGASFO CAL18†	12.000	Maturity	12/31/2018	27,600		(9)	(14)	0	(23)
	Pay	OREXIO 1Q18†	69.700	Maturity	03/31/2018	5,700		0	58	58	0
	Receive	OREXIO 1Q19†	55.900	Maturity	03/31/2019	5,700		0	(3)	0	(3)
	Receive	OREXIO CAL19†	53.850	Maturity	12/31/2019	12,900		11	(7)	4	0
MAC	Receive	CAW Z7†	0.450	Maturity	11/15/2017	375,900		(110)	262	152	0
	Receive	CUAC 4Q17†	36.800	Maturity	12/31/2017	882,000		1	120	121	0
	Receive	NAPGASFO 1Q18†	9.000	Maturity	03/31/2018	19,800		0	50	50	0

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	NAPGASFO 4Q17†	$9.025	Maturity	12/31/2017	19,800	$	0	$(54)	$0	$(54)
	Receive	NAPGASFO CAL17†	16.100	Maturity	12/31/2017	4,000		(3)	(9)	0	(12)
MYC	Receive	EUR5050 2H18†	10.900	Maturity	12/31/2018	22,200		0	14	14	0
	Receive	EURMARGIN 2H18†	5.770	Maturity	12/31/2018	46,800		0	86	86	0
	Receive	EURMARGIN 2H18†	5.810	Maturity	12/31/2018	31,200		0	56	56	0
	Receive	EURMARGIN 2H18†	5.980	Maturity	12/31/2018	15,900		0	26	26	0
	Receive	EURMARGIN 3Q17†	6.300	Maturity	09/30/2017	4,500		0	0	0	0
	Pay	EURMARGIN 3Q17†	7.270	Maturity	09/30/2017	4,100		0	0	0	0
	Pay	EURMARGIN 3Q17†	7.530	Maturity	09/30/2017	5,033		0	0	0	0
	Receive	EURMARGIN 4Q17†	4.740	Maturity	12/31/2017	15,600		0	54	54	0
	Receive	EURMARGIN 4Q17†	4.850	Maturity	12/31/2017	48,900		20	144	164	0
	Pay	EURMARGIN 4Q17†	5.820	Maturity	12/31/2017	46,800		0	(112)	0	(112)
	Pay	EURMARGIN 4Q17†	5.860	Maturity	12/31/2017	15,900		0	(37)	0	(37)
	Pay	EURMARGIN 4Q17†	5.900	Maturity	12/31/2017	31,200		0	(72)	0	(72)
	Pay	EURMARGIN 4Q17†	6.790	Maturity	12/31/2017	20,700		0	(30)	0	(30)
	Pay	EURMARGIN 4Q17†	6.960	Maturity	12/31/2017	19,200		0	(24)	0	(24)
	Receive	EURMARGIN CAL17†	5.780	Maturity	12/31/2017	27,600		0	51	51	0
	Receive	EURMARGIN CAL17†	5.800	Maturity	12/31/2017	16,000		0	30	30	0
	Pay	EURSIMP 2H18†	3.470	Maturity	12/31/2018	28,200		0	(19)	0	(19)
	Pay	EURSIMP 3Q17†	3.219	Maturity	09/30/2017	4,500		0	0	0	0
	Pay	EURSIMP 4Q17†	4.220	Maturity	12/31/2017	13,200		0	(19)	0	(19)
	Receive	EURSIMP CAL17†	0.560	Maturity	12/31/2017	12,000		0	45	45	0
	Receive	EURSIMP CAL17†	0.780	Maturity	12/31/2017	8,000		0	28	28	0
	Receive	EURSIMP CAL17†	0.880	Maturity	12/31/2017	4,000		0	14	14	0
	Pay	GOLDLNPM Index†	1,255.000	Maturity	11/29/2018	4,100		0	(208)	0	(208)
	Pay	GOLDLNPM Index†	1,266.200	Maturity	11/29/2018	3,600		0	(143)	0	(143)
	Pay	GOLDLNPM Index†	1,289.000	Maturity	11/29/2018	3,900		0	(68)	0	(68)
	Receive	HSFOEW CAL18†	14.500	Maturity	12/31/2018	2,400		0	3	3	0
SOG	Pay	EURMARGIN 3Q17†	7.150	Maturity	09/30/2017	5,000		0	0	0	0
	Pay	EURMARGIN 4Q17†	6.050	Maturity	12/31/2017	21,600		0	(47)	0	(47)
UAG	Pay	SLVRLND Index†	17.766	Maturity	12/01/2017	85,000		0	92	92	0
	Pay	SLVRLND Index†	18.027	Maturity	12/01/2017	90,000		0	121	121	0

								$(153)	$(2,367)	$2,146	$(4,666)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$	2,500	$(216)	$185	$0	$(31)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		2,000	(172)	147	0	(25)
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		7,100	(123)	192	69	0
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		4,000	(277)	227	0	(50)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		4,000	9	3	12	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		3,100	(215)	176	0	(39)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		6,500	(420)	206	0	(214)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		3,600	(251)	206	0	(45)

								$(1,665)	$1,342	$81	$(404)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Pay	CPURNSA	1.788%	Maturity	07/18/2026	$	34,900	$0	$(1,036)	$0	$(1,036)
	Pay	CPURNSA	0.000	Maturity	07/19/2026		29,700	0	(813)	0	(813)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		24,200	0	(685)	0	(685)
	Pay	CPURNSA	0.000	Maturity	09/20/2026		5,600	0	(153)	0	(153)
RYL	Pay	CPURNSA	0.000	Maturity	11/02/2017		25,400	0	195	195	0

								$0	$(2,492)	$195	$(2,687)

TOTAL RETURN SWAPS ON COMMODITY AND INTEREST RATE INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$	8,100	$2	$(15)	$0	$(13)
BPS	Receive	BCOMTR Index †	3,999,364	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		693,050	0	(5,991)	0	(5,991)
	Receive	BCOMTR1 Index †	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		242,180	0	(2,096)	0	(2,096)
	Pay	SPGCINP Index †	184,982	(0.500)%	Monthly	02/15/2018		35,418	0	(235)	0	(235)
CBK	Receive	BCOMTR Index†	4,148,682	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		718,925	0	(6,213)	0	(6,213)
	Receive	BCOMTR2 Index†	2,804,334	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		529,563	0	(4,951)	0	(4,951)
	Receive	CVICXMB2 Index†	441,406	0.170%	Monthly	02/15/2018		46,926	0	(21)	0	(21)
	Receive	CVICXMB3 Index†	411,324	0.170%	Monthly	02/15/2018		48,371	0	(56)	0	(56)
CIB	Receive	BCOMSK2 Index†	188,220	0.200%	Monthly	02/15/2018		22,805	0	(234)	0	(234)
	Receive	PIMCODB Index(9)†	640,378	0.000%	Monthly	02/15/2018		64,442	0	(517)	0	(517)
FBF	Receive	BCOMSK3 Index†	207,661	0.180%	Monthly	02/15/2018		22,775	0	(373)	0	(373)
	Receive	BCOMTR Index†	1,991,613	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		345,127	0	(2,981)	0	(2,981)
GST	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		15,000	6	(11)	0	(5)
	Receive	BCOMF1T Index†	1,440,917	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		489,541	0	(3,442)	0	(3,442)
	Receive	BCOMTR Index†	2,640,150	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		457,408	0	(3,959)	0	(3,959)
	Receive	BCOMTR1 Index†	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		229,320	0	(1,984)	0	(1,984)
	Receive	BCOMTR2 Index†	1,376,768	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		240,873	0	(2,166)	0	(2,166)
	Receive	CMDSKEWLS Index(10)†	491,690	0.250%	Monthly	02/15/2018		68,170	0	(925)	0	(925)
	Pay	SPGCINP Index†	136,635	(0.500)%	Monthly	02/15/2018		26,161	0	(173)	0	(173)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		10,900	12	(142)	0	(130)
JPM	Pay	BCOMTR Index†	1,371,654	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		237,694	0	2,059	2,059	0
	Receive	JMABCTNE Index†	370,900	0.150%	Monthly	02/15/2018		41,991	0	19	19	0
	Receive	JMABDEW2 Index(11)†	133,278	0.300%	Monthly	02/15/2018		112,235	0	327	327	0
	Receive	JMABNIC4 Index(12)†	346,047	0.170%	Monthly	02/15/2018		138,990	0	(1,063)	0	(1,063)
	Pay	SPGCINP Index†	9,496	0.000%	Monthly	02/15/2018		1,818	0	(12)	0	(12)

50	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$	3,800	$5	$(46)	$0	$(41)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		8,100	2	(11)	0	(9)
MAC	Receive	BCOMSK1 Index†	197,591	0.170%	Monthly	02/15/2018		23,701	0	(132)	0	(132)
	Receive	BCOMSK4 Index†	197,515	0.170%	Monthly	02/15/2018		20,955	0	44	44	0
	Receive	BCOMTR1 Index†	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		113,132	0	(979)	0	(979)
	Receive	BCOMTR2 Index†	3,313,403	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		305,045	0	(2,803)	0	(2,803)
	Receive	MQCP563E Index†	64,931	0.950%	Monthly	02/15/2018		8,458	0	27	27	0
MEI	Receive	BCOMTR Index†	1,388,766	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		240,659	0	(2,079)	0	(2,079)
	Receive	BCOMTR1 Index†	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		56,396	0	(488)	0	(488)
	Receive	BCOMTR2 Index†	2,887,832	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		371,995	0	(3,433)	0	(3,433)
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month U.S. Treasury Bill rate plus a specified spread	Maturity	09/20/2018		5,000	2	(5)	0	(3)
	Receive	BCOMTR Index†	1,328,772	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		230,263	0	(1,988)	0	(1,988)
	Receive	BCOMTR1 Index†	1,880,818	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		360,903	0	(3,124)	0	(3,124)
RBC	Receive	BCOMTR Index†	1,342,307	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		232,609	0	(2,011)	0	(2,011)
	Receive	RBCAEC0T Index†	590,506	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		34,811	0	(298)	0	(298)
	Receive	RBCAECP0 Index†	769,868	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		44,358	0	(380)	0	(380)
	Receive	RBCAECR1 Index†	297,809	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		21,621	0	(151)	0	(151)
SOG	Receive	BCOMTR Index†	205,432	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		35,599	0	(307)	0	(307)
	Receive	BCOMTR2 Index†	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		209,521	0	(1,927)	0	(1,927)
UAG	Receive	BCOMTR Index†	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018		6,065	0	(52)	0	(52)

									$29	$(55,298)	$2,476	$(57,745)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	SPGCIAP Index(7)†	3.063%	Maturity	07/27/2018	$1,028	$0	$3	$3	$0
GST	Pay	GOLDLNPM Index(7)†	7.023	Maturity	07/29/2020	16,068	0	689	689	0
	Receive	SPGCIAP Index(7)†	3.063	Maturity	08/01/2018	1,028	0	3	3	0
	Receive	SPGCIAP Index(7)†	3.706	Maturity	08/01/2018	461	0	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Receive	GOLDLNPM Index(7)†	3.861	Maturity	07/29/2020	$14,351	$0	$(176)	$0	$(176)
	Receive	GOLDLNPM Index(7)†	3.976	Maturity	07/29/2020	1,717	0	(23)	0	(23)
	Receive	SPGCIAP Index(7)†	3.671	Maturity	08/01/2018	1,498	0	1	1	0
MYC	Pay	GOLDLNPM Index(7)†	1.796	Maturity	12/04/2017	8,373	0	57	57	0
	Receive	GOLDLNPM Index(7)†	1.440	Maturity	12/04/2017	5,979	0	(12)	0	(12)
	Receive	GOLDLNPM Index(7)†	1.476	Maturity	12/04/2017	5,905	0	(13)	0	(13)
	Pay	GOLDLNPM Index(7)†	3.294	Maturity	07/17/2019	5,069	0	16	16	0
	Pay	GOLDLNPM Index(7)†	3.240	Maturity	07/26/2019	5,079	0	11	11	0
	Receive	SLVRLND Index(7)†	7.317	Maturity	07/17/2019	3,401	0	(8)	0	(8)
	Receive	SLVRLND Index(7)†	7.398	Maturity	07/26/2019	3,361	0	(8)	0	(8)
SOG	Receive	SPGCICP Index(7)†	4.000	Maturity	07/26/2019	900	0	1	1	0

							$0	$541	$781	$(240)

Total Swap Agreements							$(1,789)	$(58,274)	$5,679	$(65,742)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
PIMCO CommodityRealReturn Strategy Fund®
AZD	$50	$0	$0	$50	$(618)	$0	$0	$(618)	$(568)	$479	$(89)
BOA	395	0	0	395	(1,016)	0	(13)	(1,029)	(634)	648	14
BPS	3,090	0	0	3,090	(15,599)	(1)	0	(15,600)	(12,510)	11,937	(573)
CBK	897	0	0	897	(162)	0	(31)	(193)	704	(690)	14
DUB	3,360	863	69	4,292	(4,926)	(148)	(25)	(5,099)	(807)	918	111
FBF	54	0	0	54	0	0	(50)	(50)	4	0	4
FICC	38	0	0	38	0	0	0	0	38	0	38
GLM	1,640	0	0	1,640	(404)	(362)	0	(766)	874	(2,430)	(1,556)
GST	0	0	0	0	0	0	(135)	(135)	(135)	0	(135)
HUS	3,881	0	12	3,893	(4,227)	0	(253)	(4,480)	(587)	805	218
JPM	1,928	0	0	1,928	(4,115)	(466)	(95)	(4,676)	(2,748)	2,601	(147)
MSB	268	0	0	268	(198)	0	0	(198)	70	0	70
MYC	0	647	0	647	0	0	(2,690)	(2,690)	(2,043)	1,640	(403)
NAB	352	0	0	352	(351)	0	0	(351)	1	0	1
NGF	0	1,771	0	1,771	(11,757)	0	0	(11,757)	(9,986)	9,669	(317)
RBC	0	51	0	51	0	0	0	0	51	0	51
RYL	162	0	195	357	0	(170)	0	(170)	187	(346)	(159)
SCX	1,527	0	0	1,527	0	(6)	0	(6)	1,521	(1,370)	151
SOG	17	0	0	17	(5,137)	0	0	(5,137)	(5,120)	5,902	782
TOR	6	0	0	6	0	0	0	0	6	0	6
UAG	436	0	0	436	(434)	0	0	(434)	2	0	2

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
BPS	0	0	190	190	0	(17)	(10,439)	(10,456)	(10,266)	7,318	(2,948)
CBK	59	0	145	204	(36)	0	(11,241)	(11,277)	(11,073)	8,874	(2,199)
CIB	0	0	0	0	0	0	(751)	(751)	(751)	363	(388)
FBF	0	0	0	0	0	0	(3,354)	(3,354)	(3,354)	2,704	(650)
GLM	0	0	0	0	(40)	0	0	(40)	(40)	0	(40)
GST	0	0	826	826	0	0	(14,218)	(14,218)	(13,392)	10,714	(2,678)
JPM	147	0	2,979	3,126	0	0	(1,409)	(1,409)	1,717	(445)	1,272
MAC	0	0	394	394	0	0	(3,980)	(3,980)	(3,586)	2,634	(952)
MEI	0	0	0	0	0	0	(6,000)	(6,000)	(6,000)	4,815	(1,185)
MYC	0	0	655	655	0	(13)	(5,885)	(5,898)	(5,243)	(6,478)	(11,721)
RBC	0	0	0	0	0	0	(2,840)	(2,840)	(2,840)	1,631	(1,209)
SCX	4	0	0	4	0	0	0	0	4	0	4
SOG	0	0	1	1	0	0	(2,281)	(2,281)	(2,280)	1,864	(416)
UAG	0	0	213	213	(22)	0	(52)	(74)	139	(190)	(51)

Total Over the Counter	$18,311	$3,332	$5,679	$27,322	$(49,042)	$(1,183)	$(65,742)	$(115,967)

52	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

(l)	Securities with an aggregate market value of $80,227 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)	Variance Swap
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	4.6%	$2,944
Aluminum November Futures	2.5	1,605
Arabica Coffee December Futures	2.7	1,711
Brent Crude January Futures	7.6	4,872
Brent Crude March Futures	5.1	3,316
Cocoa December Futures	0.3	171
Copper December Futures	0.6	365
Copper March Futures	10.0	6,418
Corn December Futures	1.2	791
Cotton No. 02 December Futures	0.6	384
Cotton No. 02 March Futures	3.6	2,336
Gas Oil March Futures	3.2	2,034
Gas Oil November Futures	1.0	644
Gold 100 oz. December Futures	2.3	1,508
Gold 100 oz. February Futures	13.7	8,811
Hard Red Winter Wheat December Futures	2.0	1,280
Lead March Futures	1.4	870
Lean Hogs February Futures	2.8	1,803
Live Cattle December Futures	1.1	736
Live Cattle February Futures	5.4	3,509
Natural Gas March Futures	3.0	1,918
Natural Gas November Futures	5.1	3,298

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
New York Harbor ULSD March Futures	4.6%	$2,949
New York Harbor ULSD November Futures	2.0	1,287
Nickel March Futures	2.1	1,365
Nickel November Futures	1.9	1,218
RBOB Gasoline March Futures	1.4	908
RBOB Gasoline November Futures	1.6	1,044
Silver December Futures	7.1	4,586
Silver March Futures	4.7	3,024
Soybean November Futures	0.4	242
Soybean Oil December Futures	1.3	826
Sugar No. 11 March Futures	0.7	447
Wheat December Futures	1.6	1,033
WTI Crude March Futures	3.3	2,133
WTI Crude November Futures	6.8	4,366
Zinc March Futures	5.7	3,704
Zinc November Futures	2.0	1,283

Total Long Futures Contracts		$81,739

CASH	(27.0)%	$(17,297)

Total Notional Amount		$64,442

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(10)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Arabica Coffee December Futures	10.7%	$7,308
Brent Crude December Futures	29.1	19,871
Natural Gas November Futures	3.7	2,543
New York Harbor ULSD November Futures	7.3	4,997
Nickel November Futures	2.4	1,643
RBOB Gasoline November Futures	6.6	4,472
Silver December Futures	7.4	5,024
WTI Crude November Futures	27.6	18,801

Total Long Futures Contracts		$64,659

CASH	100.0%	$68,142

		$132,801

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum November Futures	(14.7)%	$(10,007)
Copper December Futures	(32.5)	(22,155)
Cotton No. 02 December Futures	(11.2)	(7,669)
Lead November Futures	(15.0)	(10,239)
Soybean November Futures	(3.7)	(2,515)
Wheat December Futures	(11.2)	(7,649)
Zinc November Futures	(6.5)	(4,397)

Total Short Futures Contracts		$(64,631)

		$68,170

(11)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude December Futures	10.8%	$12,072
Copper November Futures	6.9	7,754
Nickel November Futures	7.0	7,847
RBOB Gasoline November Futures	13.2	14,827
Soybean Meal December Futures	17.6	19,777
Soybean November Futures	24.2	27,110
WTI Crude November Futures	19.9	22,342

Total Long Futures Contracts		$111,729

CASH	99.3%	$111,461

		$223,190

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum November Futures	(6.9)%	$(7,695)
Arabica Coffee December Futures	(3.6)	(4,066)
Cocoa December Futures	(3.8)	(4,221)
Corn December Futures	(17.5)	(19,660)
Lean Hogs December Futures	(3.8)	(4,209)
ICE - Natural Gas November Futures	(6.2)	(6,961)
NYMEX - Natural Gas November Futures	(6.4)	(7,222)
New York Harbor ULSD November Futures	(26.6)	(29,862)
Wheat December Futures	(17.1)	(19,218)
Zinc November Futures	(7.0)	(7,841)

Total Short Futures Contracts		$(110,955)

		$112,235

54	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

(12)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	8.0%	$11,072
Copper March Futures	10.9	15,102
Gold 100 oz. February Futures	13.1	18,194
Lean Hogs February Futures	1.1	1,493
Live Cattle February Futures	2.1	2,862
New York Harbor ULSD January Futures	6.4	8,848
Nickel January Futures	10.1	13,972
RBOB Gasoline January Futures	9.4	13,081
Silver March Futures	4.4	6,183
Soybean January Futures	17.4	24,322
Soybean Meal January Futures	7.7	10,717
Sugar No. 11 March Futures	1.4	2,001
WTI Crude January Futures	8.0	11,143

Total Long Futures Contracts		$138,990

Total Notional Amount		$138,990

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$524	$0	$0	$0	$197	$721
Futures	1,232	0	0	0	1,333	2,565
Swap Agreements	0	0	0	0	2,522	2,522

	$1,756	$0	$0	$0	$4,052	$5,808

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,311	$0	$18,311
Purchased Options	0	0	0	0	3,332	3,332
Swap Agreements	5,403	81	0	0	195	5,679

	$5,403	$81	$0	$18,311	$3,527	$27,322

	$7,159	$81	$0	$18,311	$7,579	$33,130

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,589	$0	$0	$0	$1,543	$3,132
Futures	2,733	0	0	0	927	3,660
Swap Agreements	0	362	0	0	1,788	2,150

	$4,322	$362	$0	$0	$4,258	$8,942

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,042	$0	$49,042
Written Options	30	0	0	6	1,147	1,183
Swap Agreements	62,450	404	0	0	2,888	65,742

	$62,480	$404	$0	$49,048	$4,035	$115,967

	$66,802	$766	$0	$49,048	$8,293	$124,909

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(900)	$0	$0	$0	$(571)	$(1,471)
Written Options	1,801	0	0	0	4,128	5,929
Futures	(1,240)	0	0	0	(5,467)	(6,707)
Swap Agreements	0	(4,179)	0	0	911	(3,268)

	$(339)	$(4,179)	$0	$0	$(999)	$(5,517)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(28,917)	$0	$(28,917)
Purchased Options	(63)	0	0	0	(6,594)	(6,657)
Written Options	275	48	0	700	7,780	8,803
Swap Agreements	51,591	943	0	(16)	(1,281)	51,237

	$51,803	$991	$0	$(28,233)	$(95)	$24,466

	$51,464	$(3,188)	$0	$(28,233)	$(1,094)	$18,949

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$231	$0	$0	$0	$282	$513
Written Options	(319)	0	0	0	(870)	(1,189)
Futures	3,748	0	0	0	8,844	12,592
Swap Agreements	0	(897)	0	0	(2,848)	(3,745)

	$3,660	$(897)	$0	$0	$5,408	$8,171

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$79	$0	$79
Purchased Options	57	0	0	0	976	1,033
Written Options	(94)	(3)	0	197	(6,079)	(5,979)
Swap Agreements	(118,098)	(163)	0	0	3,116	(115,145)

	$(118,135)	$(166)	$0	$276	$(1,987)	$(120,012)

	$(114,475)	$(1,063)	$0	$276	$3,421	$(111,841)

56	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2017

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,948	$2,948
Corporate Bonds & Notes
Banking & Finance	0	247,366	5,995	253,361
Industrials	0	34,446	0	34,446
Utilities	0	63,696	0	63,696
U.S. Government Agencies	0	238,183	0	238,183
U.S. Treasury Obligations	0	7,436,121	0	7,436,121
Non-Agency Mortgage-Backed Securities	0	118,145	0	118,145
Asset-Backed Securities	0	122,831	10,600	133,431
Sovereign Issues	0	751,364	0	751,364
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	33,624	0	33,624
Repurchase Agreements	0	17,500	0	17,500
Argentina Treasury Bills	0	11,812	0	11,812
Japan Treasury Bills	0	52,172	0	52,172
Mexico Treasury Bills	0	6,273	0	6,273
U.S. Treasury Bills	0	11,221	0	11,221
	$0	$9,144,754	$19,543	$9,164,297

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,271	$0	$0	$33,271

Total Investments	$33,271	$9,144,754	$19,543	$9,197,568

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,061)	$0	$(2,061)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,272	2,527	0	5,799
Over the counter	148	27,174	0	27,322
	$3,420	$29,701	$0	$33,121

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,313)	(3,590)	0	(8,903)
Over the counter	(148)	(115,789)	(30)	(115,967)
	$(5,461)	$(119,379)	$(30)	$(124,870)

Total Financial Derivative Instruments	$(2,041)	$(89,678)	$(30)	$(91,749)

Totals	$31,230	$9,053,015	$19,513	$9,103,758

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

58	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2017

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Notes to Financial Statements (Cont.)

such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

60	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2017

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Notes to Financial Statements (Cont.)

obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes

62	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2017

are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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(Unaudited)

September 30, 2017

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$129,546	$777,314	$(873,600)	$11	$0	$33,271	$113	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

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(Unaudited)

September 30, 2017

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of September 30, 2017, the Fund had no unfunded loan commitments outstanding.

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Notes to Financial Statements (Cont.)

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price

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drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Notes to Financial Statements (Cont.)

Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts   are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Commodity Futures Contracts  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements (Cont.)

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for

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purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable

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Notes to Financial Statements (Cont.)

obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared

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to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements,  also known as forward volatility agreements and volatility swaps, are agreements in which the counterparties agree to make payments in connection with changes in the

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Notes to Financial Statements (Cont.)

volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest

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rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements,

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Notes to Financial Statements (Cont.)

commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a

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single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between

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Notes to Financial Statements (Cont.)

futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.49%	0.25%	0.35%	0.25%	0.45%	0.45%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

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Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

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(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund I, Ltd. has (the “Commodity Subsidiary”) entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount was $4,300,531. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$166,680	$2,615

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.”

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Notes to Financial Statements (Cont.)

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,648,713	$3,683,617	$677,157	$305,984

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	140,279	$940,021	344,172	$2,390,045
Class P	25,908	172,812	38,056	266,372
Administrative Class	2,332	15,394	6,211	42,421
Class D	3,350	21,966	13,927	95,789
Class A	9,405	62,570	12,127	83,440
Class C	343	2,133	1,543	10,121
Class R	622	3,995	1,730	11,610

Issued as reinvestment of distributions
Institutional Class	37,869	246,413	11,663	80,830
Class P	3,139	20,343	989	6,833
Administrative Class	636	4,060	194	1,319
Class D	1,922	12,233	562	3,810
Class A	1,885	11,973	487	3,293
Class C	433	2,621	115	744
Class R	321	1,997	76	505

Cost of shares redeemed
Institutional Class	(165,042)	(1,095,288)	(252,143)	(1,768,544)
Class P	(25,326)	(167,843)	(38,237)	(265,059)
Administrative Class	(2,643)	(17,451)	(19,861)	(135,304)
Class D	(11,923)	(78,055)	(17,272)	(118,873)
Class A	(9,651)	(62,913)	(20,958)	(144,020)
Class C	(6,337)	(40,684)	(5,349)	(34,992)
Class R	(939)	(6,032)	(3,128)	(21,151)
Net increase (decrease) resulting from Fund share transactions	6,583	$50,265	74,904	$509,189

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14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands).

Date of Incorporation	07/21/2006
Subscription Agreement	08/01/2006
Consolidated Fund Net Assets	$6,190,924
Subsidiary % of Fund Net Assets	23.6%
Subsidiary Financial Statement Information
Total assets	$1,713,081
Total liabilities	252,908
Net assets	$1,460,173
Total income	13,424
Net investment income (loss)	6,643
Net realized gain (loss)	52,817
Net change in unrealized appreciation (depreciation)	(127,602)
Increase (decrease) in net assets resulting from operations	$(68,142)

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

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Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such

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September 30, 2017

income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$203,205	$342,394
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$10,074,318	$201,607	$(1,156,533)	$(954,926)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	MAC	Macquarie Bank Limited
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BOM	Bank of Montreal	MSB	Morgan Stanley Bank, N.A
BOS	Banc of America Securities LLC	MYC	Morgan Stanley Capital Services, Inc.
BPG	BNP Paribas Securities Corp.	NAB	National Australia Bank Ltd.
BPS	BNP Paribas S.A.	NGF	Nomura Global Financial Products, Inc.
BSN	Bank of Nova Scotia	NOM	Nomura Securities International Inc.
CBK	Citibank N.A.	PER	Pershing LLC
CIB	Canadian Imperial Bank of Commerce	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RDR	RBC Capital Markets
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SGY	Societe Generale, New York
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
JPS	JPMorgan Securities, Inc.

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	THB	Thai Baht
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	OTC	Over the Counter
ICE	IntercontinentalExchange®

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Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index
API2YCL	Steam Coal CIF ARA 2018 Forward Index	JMABDEW2	JP Morgan JMABDEW2 Custom Commodity Index
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	JMABNIC	JPMorgan Nic Custom Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	JMABNIC4	JP Morgan JMABNIC4 Custom Commodity Index
BCOMSK	Bloomberg Commodity Index	KWW	Kontakt Kommunales Wasserwerk
BCOMTR	Bloomberg Commodity Index Total Return	LIBOR01M	1 Month USD-LIBOR
BRENT	Brent Crude	LIBOR03M	3 Month USD-LIBOR
CAW	California Carbon Allowance Vintage Future	LLS	Light Louisiana Sweet Crude
CDX.HY	Credit Derivatives Index - High Yield	MQCP563E	Macquarie MQCP563E Custom Commodity Index
CLCAL	WTI Crude cash-settled calendar swap	NAPGASFO	Naphtha Fuel Oil Spread
CMDSKEWLS	Cboe SKEW Index is an index derived from the price of S&P 500 tail risk	OPIS	Oil Price Information Service
COF 11	Cost of Funds - 11th District of San Francisco	OREXIO	Iron Ore Spread
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	PLATGOLD	Platinum-Gold Spread
CPTFEMU	Eurozone HICP ex-Tobacco Index	SLVRLND	London Silver Market Fixing Ltd.
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SPGCIAP	S&P GSCI Aluminum ER
CUAC	Corn-Ethanol Spread Calendar Swap	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CVICXMB	Citi Congestion Ex PM Index	SPGCINP	S&P GSCI Industrial Metals ER
EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
EUR5050	European 50/50 Refining Margin	ULSD	Ultra-Low Sulfur Diesel
EURMARGIN	European Refined Margin	US0001M	1 Month USD Swap Rate
EURSIMP	Weighted Basket of Refined Products	US0003M	3 Month USD Swap Rate
FRCPXTOB	France Consumer Price ex-Tobacco Index	US0006M	6 Month USD Swap Rate
GOLDLNPM	London Gold Market Fixing Ltd. PM	US0012M	12 Month USD Swap Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	USSW5	5 Year USSW Rate
HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap

Other Abbreviations:
ABS	Asset-Backed Security	oz.	Ounce
ALT	Alternate Loan Trust	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
DAC	Designated Activity Company	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
NCUA	National Credit Union Administration	WTI	West Texas Intermediate
OIS	Overnight Index Swap	YOY	Year-Over-Year

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

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Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

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Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Approval of Investment Advisory Contract and Other Agreements (Cont.)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

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(Unaudited)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

100	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

102	PIMCO COMMODITYREALRETURN STRATEGY FUND®

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4012SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Income Fund

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Income Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO INCOME FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INCOME FUND

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short exposure risk and distribution rate risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Income Fund (Cont.)

and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson

6	PIMCO INCOME FUND

Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	03/30/07	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees, (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Income Fund (Cont.)

relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

8	PIMCO INCOME FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Income Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	4.40%	8.91%	6.94%	9.34%	9.11%
PIMCO Income Fund Class P	4.35%	8.80%	6.84%	9.24%	9.01%
PIMCO Income Fund Administrative Class	4.28%	8.65%	6.70%	9.08%	8.85%
PIMCO Income Fund Class D	4.23%	8.54%	6.62%	9.02%	8.79%
PIMCO Income Fund Class A	4.20%	8.48%	6.53%	8.90%	8.67%
PIMCO Income Fund Class A (adjusted)	0.26%	4.41%	5.71%	8.48%	8.27%
PIMCO Income Fund Class C	3.81%	7.69%	5.80%	8.13%	7.89%
PIMCO Income Fund Class C (adjusted)	2.81%	6.69%	5.80%	8.13%	7.89%
PIMCO Income Fund Class R	4.07%	8.22%	6.28%	8.64%	8.41%
Bloomberg Barclays U.S. Aggregate Index	2.31%	0.07%	2.06%	4.27%	4.29%
Lipper Multi-Sector Income Funds Average	3.16%	4.98%	3.63%	5.19%	5.16%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.48% for Institutional Class shares, 0.58% for Class P shares, 0.73% for Administrative Class shares, 0.82% for Class D shares, 0.88% for Class A shares, 1.63% for Class C shares, and 1.13% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO INCOME FUND

Institutional Class - PIMIX	Class P - PONPX	Administrative Class - PIINX	Class D - PONDX
Class A - PONAX	Class C - PONCX	Class R - PONRX

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	24.2%
Asset-Backed Securities	18.6%
Corporate Bonds & Notes	16.7%
U.S. Government Agencies	12.6%
Non-Agency Mortgage-Backed Securities	12.0%
Sovereign Issues	8.6%
Short-Term Instruments‡	3.8%
Loan Participations and Assignments	3.3%
Municipal Bonds & Notes	0.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities contributed to performance, as total returns in these securities were positive.

»	Exposure to intermediate U.S. interest rates contributed to performance, as intermediate U.S. interest rates fell.

»	Exposure to high-yield corporate credit contributed to performance, as these securities generally posted positive total returns.

»	Exposure to investment grade corporate credit contributed to performance, as these securities generally posted positive total returns.
»	Exposure to Treasury Inflation-Protected Securities detracted from performance in the beginning of the reporting period, as these securities posted negative total return.

»	Long positions in the U.S. dollar versus positions in the Australian dollar detracted from performance, as the Australian dollar appreciated.

»	Long positions in the U.S. dollar versus positions in the British pound detracted from performance in the beginning of the reporting period, as the British pound appreciated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Income Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,044.00	$3.36	$1,000.00	$1,021.64	$3.33	0.66%
Class P	1,000.00	1,043.50	3.87	1,000.00	1,021.14	3.83	0.76
Administrative Class	1,000.00	1,042.80	4.63	1,000.00	1,020.39	4.58	0.91
Class D	1,000.00	1,042.30	5.09	1,000.00	1,019.95	5.04	1.00
Class A	1,000.00	1,042.00	5.40	1,000.00	1,019.65	5.34	1.06
Class C	1,000.00	1,038.10	9.20	1,000.00	1,015.91	9.10	1.81
Class R	1,000.00	1,040.70	6.67	1,000.00	1,018.40	6.59	1.31

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO INCOME FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Income Fund

		Investment Operations			Less Distributions(b)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$12.24	$0.28	$0.25	$0.53	$(0.33)	$0.00	$0.00	$(0.33)
03/31/2017	11.77	0.57	0.57	1.14	(0.58)	0.00	(0.09)	(0.67)
03/31/2016	12.40	0.47	(0.18)	0.29	(0.91)	(0.01)	0.00	(0.92)
03/31/2015	12.47	0.54	0.19	0.73	(0.77)	(0.03)	0.00	(0.80)
03/31/2014	12.54	0.56	0.06	0.62	(0.67)	(0.02)	0.00	(0.69)
03/31/2013	11.26	0.60	1.51	2.11	(0.76)	(0.07)	0.00	(0.83)
Class P
04/01/2017 - 09/30/2017+	12.24	0.28	0.25	0.53	(0.33)	0.00	0.00	(0.33)
03/31/2017	11.77	0.56	0.56	1.12	(0.56)	0.00	(0.09)	(0.65)
03/31/2016	12.40	0.46	(0.18)	0.28	(0.90)	(0.01)	0.00	(0.91)
03/31/2015	12.47	0.52	0.20	0.72	(0.76)	(0.03)	0.00	(0.79)
03/31/2014	12.54	0.54	0.07	0.61	(0.66)	(0.02)	0.00	(0.68)
03/31/2013	11.26	0.58	1.52	2.10	(0.75)	(0.07)	0.00	(0.82)
Administrative Class
04/01/2017 - 09/30/2017+	12.24	0.27	0.25	0.52	(0.32)	0.00	0.00	(0.32)
03/31/2017	11.77	0.54	0.57	1.11	(0.55)	0.00	(0.09)	(0.64)
03/31/2016	12.40	0.44	(0.18)	0.26	(0.88)	(0.01)	0.00	(0.89)
03/31/2015	12.47	0.50	0.20	0.70	(0.74)	(0.03)	0.00	(0.77)
03/31/2014	12.54	0.53	0.06	0.59	(0.64)	(0.02)	0.00	(0.66)
03/31/2013	11.26	0.54	1.54	2.08	(0.73)	(0.07)	0.00	(0.80)
Class D
04/01/2017 - 09/30/2017+	12.24	0.26	0.25	0.51	(0.31)	0.00	0.00	(0.31)
03/31/2017	11.77	0.53	0.57	1.10	(0.54)	0.00	(0.09)	(0.63)
03/31/2016	12.40	0.43	(0.18)	0.25	(0.87)	(0.01)	0.00	(0.88)
03/31/2015	12.47	0.49	0.21	0.70	(0.74)	(0.03)	0.00	(0.77)
03/31/2014	12.54	0.51	0.08	0.59	(0.64)	(0.02)	0.00	(0.66)
03/31/2013	11.26	0.56	1.52	2.08	(0.73)	(0.07)	0.00	(0.80)
Class A
04/01/2017 - 09/30/2017+	12.24	0.26	0.25	0.51	(0.31)	0.00	0.00	(0.31)
03/31/2017	11.77	0.53	0.56	1.09	(0.53)	0.00	(0.09)	(0.62)
03/31/2016	12.40	0.42	(0.18)	0.24	(0.86)	(0.01)	0.00	(0.87)
03/31/2015	12.47	0.48	0.20	0.68	(0.72)	(0.03)	0.00	(0.75)
03/31/2014	12.54	0.51	0.06	0.57	(0.62)	(0.02)	0.00	(0.64)
03/31/2013	11.26	0.54	1.52	2.06	(0.71)	(0.07)	0.00	(0.78)

14	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.44	4.40%	$43,812,281	0.66	%*	0.66	%*	0.45	%*	0.45	%*	4.57	%*	126%
12.24	9.90	33,638,113	0.48		0.48		0.45		0.45		4.73		190
11.77	2.48	22,362,456	0.45		0.45		0.45		0.45		3.90		52
12.40	5.98	17,154,519	0.45		0.45		0.45		0.45		4.26		164
12.47	5.08	14,860,145	0.45		0.45		0.45		0.45		4.49		251
12.54	19.27	12,784,174	0.47		0.48		0.44		0.45		4.95		226

12.44	4.35	21,684,746	0.76	*	0.76	*	0.55	*	0.55	*	4.47	*	126
12.24	9.79	16,623,094	0.58		0.58		0.55		0.55		4.63		190
11.77	2.37	10,598,545	0.55		0.55		0.55		0.55		3.80		52
12.40	5.89	8,305,727	0.55		0.55		0.55		0.55		4.12		164
12.47	5.00	4,296,314	0.55		0.55		0.55		0.55		4.40		251
12.54	19.17	2,506,400	0.57		0.58		0.54		0.55		4.76		226

12.44	4.28	379,939	0.91	*	0.91	*	0.70	*	0.70	*	4.32	*	126
12.24	9.64	343,576	0.73		0.73		0.70		0.70		4.47		190
11.77	2.22	273,019	0.70		0.70		0.70		0.70		3.66		52
12.40	5.74	213,959	0.70		0.70		0.70		0.70		3.97		164
12.47	4.87	141,218	0.70		0.70		0.70		0.70		4.32		251
12.54	19.02	26,705	0.72		0.73		0.69		0.70		4.45		226

12.44	4.23	13,861,517	1.00	*	1.00	*	0.79	*	0.79	*	4.22	*	126
12.24	9.54	11,708,225	0.82		0.82		0.79		0.79		4.42		190
11.77	2.12	9,219,703	0.79		0.79		0.79		0.79		3.56		52
12.40	5.67	7,352,218	0.79		0.79		0.79		0.79		3.91		164
12.47	4.83	5,275,821	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	4.16		251
12.54	18.97	4,489,774	0.77		0.78		0.74		0.75		4.58		226

12.44	4.20	10,700,139	1.06	*	1.06	*	0.85	*	0.85	*	4.16	*	126
12.24	9.47	8,940,045	0.88		0.88		0.85		0.85		4.36		190
11.77	2.06	7,101,561	0.85		0.85		0.85		0.85		3.50		52
12.40	5.58	5,509,496	0.85		0.85		0.85		0.85		3.86		164
12.47	4.70	4,659,829	0.85		0.85		0.85		0.85		4.11		251
12.54	18.83	4,016,302	0.87		0.88		0.84		0.85		4.47		226

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Income Fund (Cont.)

		Investment Operations			Less Distributions(b)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2017 - 09/30/2017+	$12.24	$0.21	$0.25	$0.46	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2017	11.77	0.43	0.57	1.00	(0.44)	0.00	(0.09)	(0.53)
03/31/2016	12.40	0.33	(0.18)	0.15	(0.77)	(0.01)	0.00	(0.78)
03/31/2015	12.47	0.39	0.21	0.60	(0.64)	(0.03)	0.00	(0.67)
03/31/2014	12.54	0.42	0.08	0.50	(0.55)	(0.02)	0.00	(0.57)
03/31/2013	11.26	0.45	1.54	1.99	(0.64)	(0.07)	0.00	(0.71)
Class R
04/01/2017 - 09/30/2017+	12.24	0.24	0.25	0.49	(0.29)	0.00	0.00	(0.29)
03/31/2017	11.77	0.49	0.57	1.06	(0.50)	0.00	(0.09)	(0.59)
03/31/2016	12.40	0.39	(0.18)	0.21	(0.83)	(0.01)	0.00	(0.84)
03/31/2015	12.47	0.45	0.21	0.66	(0.70)	(0.03)	0.00	(0.73)
03/31/2014	12.54	0.48	0.07	0.55	(0.60)	(0.02)	0.00	(0.62)
03/31/2013	11.26	0.51	1.53	2.04	(0.69)	(0.07)	0.00	(0.76)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 1, 2013, the Class’s supervisory and administrative fee was increased by 0.04% to an annual rate of 0.29%.

16	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.44	3.81%	$8,695,933	1.81	%*	1.81	%*	1.60	%*	1.60	%*	3.41	%*	126%
12.24	8.68	7,916,026	1.63		1.63		1.60		1.60		3.60		190
11.77	1.28	6,480,609	1.60		1.60		1.60		1.60		2.75		52
12.40	4.87	5,081,593	1.60		1.60		1.60		1.60		3.10		164
12.47	4.08	3,754,059	1.60		1.60		1.60		1.60		3.36		251
12.54	18.10	2,712,135	1.62		1.63		1.59		1.60		3.71		226

12.44	4.07	400,503	1.31	*	1.31	*	1.10	*	1.10	*	3.92	*	126
12.24	9.20	324,987	1.13		1.13		1.10		1.10		4.07		190
11.77	1.80	204,389	1.10		1.10		1.10		1.10		3.26		52
12.40	5.34	106,551	1.10		1.10		1.10		1.10		3.58		164
12.47	4.49	64,662	1.10		1.10		1.10		1.10		3.90		251
12.54	18.58	35,624	1.12		1.13		1.09		1.10		4.20		226

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$116,217,155
Investments in Affiliates	2,719,890
Financial Derivative Instruments
Exchange-traded or centrally cleared	74,371
Over the counter	321,449
Cash	75,738
Deposits with counterparty	74,363
Foreign currency, at value	338,190
Receivable for investments sold	263,259
Receivable for TBA investments sold	13,247,872
Receivable for Fund shares sold	315,054
Interest and/or dividends receivable	498,303
Dividends receivable from Affiliates	1,639
Other assets	10
Total Assets	134,147,293

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$12,464,162
Payable for sale-buyback transactions	1,417,126
Payable for short sales	9,540,099
Financial Derivative Instruments
Exchange-traded or centrally cleared	43,024
Over the counter	1,006,892
Payable for investments purchased	1,657,888
Payable for investments in Affiliates purchased	1,639
Payable for investments purchased on a delayed-delivery basis	1,324,997
Payable for TBA investments purchased	6,759,669
Deposits from counterparty	138,947
Payable for Fund shares redeemed	158,736
Distributions payable	43,800
Accrued investment advisory fees	20,694
Accrued supervisory and administrative fees	21,888
Accrued distribution fees	8,535
Accrued servicing fees	4,139
Total Liabilities	34,612,235

Net Assets	$99,535,058

Net Assets Consist of:
Paid in capital	$96,543,836
Undistributed (overdistributed) net investment income	(355,144)
Accumulated undistributed net realized gain (loss)	(489,283)
Net unrealized appreciation (depreciation)	3,835,649

Net Assets	$99,535,058

Cost of investments in securities	$112,726,925
Cost of investments in Affiliates	$2,719,899
Cost of foreign currency held	$338,625
Proceeds received on short sales	$9,575,074
Cost or premiums of financial derivative instruments, net	$(1,047,853)

* Includes repurchase agreements of:	$100,198

18	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$43,812,281
Class P	21,684,746
Administrative Class	379,939
Class D	13,861,517
Class A	10,700,139
Class C	8,695,933
Class R	400,503
Shares Issued and Outstanding:
Institutional Class	3,521,938
Class P	1,743,190
Administrative Class	30,543
Class D	1,114,292
Class A	860,165
Class C	699,081
Class R	32,196
Net Asset Value Per Share Outstanding:
Institutional Class	$12.44
Class P	12.44
Administrative Class	12.44
Class D	12.44
Class A	12.44
Class C	12.44
Class R	12.44

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Income Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,315,740
Dividends	2,304
Dividends from Affiliate investments	5,846
Total Income	2,323,890

Expenses:
Investment advisory fees	111,121
Supervisory and administrative fees	117,922
Distribution and/or servicing fees - Administrative Class	467
Distribution and/or servicing fees - Class D	16,043
Distribution fees - Class C	30,667
Distribution fees - Class R	454
Servicing fees - Class A	12,232
Servicing fees - Class C	10,222
Servicing fees - Class R	454
Trustee fees	167
Interest expense	93,677
Miscellaneous expense	83
Total Expenses	393,509

Net Investment Income (Loss)	1,930,381

Net Realized Gain (Loss):
Investments in securities	169,431
Investments in Affiliates	(166)
Exchange-traded or centrally cleared financial derivative instruments	(288,475)
Over the counter financial derivative instruments	(343,261)
Foreign currency	3,014

Net Realized Gain (Loss)	(459,457)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	2,332,273
Investments in Affiliates	(9)
Exchange-traded or centrally cleared financial derivative instruments	241,311
Over the counter financial derivative instruments	(312,592)
Foreign currency assets and liabilities	(8,128)

Net Change in Unrealized Appreciation (Depreciation)	2,252,855

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,723,779

* Foreign tax withholdings	$10

20	PIMCO INCOME FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,930,381	$2,987,943
Net realized gain (loss)	(459,457)	1,230,780
Net change in unrealized appreciation (depreciation)	2,252,855	1,916,979

Net Increase (Decrease) in Net Assets Resulting from Operations	3,723,779	6,135,702

Distributions to Shareholders:
From net investment income
Institutional Class	(1,037,343)	(1,311,137)
Class P	(504,494)	(622,974)
Administrative Class	(9,646)	(12,133)
Class D	(325,129)	(458,879)
Class A	(244,909)	(351,109)
Class C	(174,366)	(270,230)
Class R	(8,661)	(11,303)
Tax basis return of capital
Institutional Class	0	(193,780)
Class P	0	(94,077)
Administrative Class	0	(1,886)
Class D	0	(72,805)
Class A	0	(56,494)
Class C	0	(52,093)
Class R	0	(1,927)

Total Distributions(a)	(2,304,548)	(3,510,827)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	18,621,761	20,628,909

Total Increase (Decrease) in Net Assets	20,040,992	23,253,784

Net Assets:
Beginning of period	79,494,066	56,240,282
End of period*	$99,535,058	$79,494,066

*Including undistributed (overdistributed) net investment income of:	$(355,144)	$19,023

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Share of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Statement of Cash Flows PIMCO Income Fund

Six Months Ended September 30, 2017 (Unaudited) (Amounts in thousands)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$3,723,779
Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(150,080,031)
Proceeds from sales of long-term securities	131,883,514
(Purchases) Proceeds from sales of short-term portfolio investments, net	219,228
(Increase) decrease in deposits with counterparty	(62,751)
(Increase) decrease in receivable for investments sold	(6,705,586)
(Increase) decrease in interest and/or dividends receivable	(78,646)
(Increase) decrease in dividends receivable from Affiliates	(1,493)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(75,487)
Proceeds from (Payments on) over the counter financial derivative instruments	(318,829)
Increase (decrease) in payable for investments purchased	1,254,016
Increase (decrease) in deposits from counterparty	(38,711)
Increase (decrease) in accrued investment advisory fees	3,241
Increase (decrease) in accrued supervisory and administrative fees	3,253
Increase (decrease) in accrued distribution fees	504
Increase (decrease) in accrued servicing fees	322
Proceeds from (Payments on) short sales transactions, net	7,317,236
Proceeds from (Payments on) foreign currency transactions	(4,989)
Increase (decrease) in other liabilities	(544)
Net Realized (Gain) Loss
Investments in securities	(169,431)
Investments in Affiliates	166
Exchange-traded or centrally cleared financial derivative instruments	288,475
Over the counter financial derivative instruments	343,261
Foreign currency	(3,014)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(2,332,273)
Investments in Affiliates	9
Exchange-traded or centrally cleared financial derivative instruments	(241,311)
Over the counter financial derivative instruments	312,592
Foreign currency assets and liabilities	8,128
Net amortization (accretion) on investments	(393,413)
Net Cash Provided by (Used for) Operating Activities	(15,148,785)
Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	25,048,807
Payments on shares redeemed	(8,478,556)
Increase (decrease) in overdraft due to custodian	(746)
Cash distributions paid*	(234,126)
Proceeds from reverse repurchase agreements	78,024,528
Payments on reverse repurchase agreements	(79,310,388)
Proceeds from sale-buyback transactions	25,141,681
Payments on sale-buyback transactions	(24,820,991)
Net Cash Received from (Used for) Financing Activities	15,370,209
Net Increase (Decrease) in Cash and Foreign Currency	221,424
Cash and Foreign Currency:
Beginning of period	192,504
End of period	$413,928
* Reinvestment of distributions	$2,062,092
Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$85,517

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO INCOME FUND	See Accompanying Notes

Summary Schedule of Investments PIMCO Income Fund

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

LOAN PARTICIPATIONS AND ASSIGNMENTS
Avantor Performance Materials Holdings LLC
TBD% due 06/30/2018	$	447,700	$	446,581	0.5%
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018 ~		251,200		252,665	0.3%
4.235% due 06/30/2018 ~		1,283,854		1,291,343	1.3%
Other Loan Participations and Assignments ^+~(d)(j)(l)				1,927,806	1.8%

Total Loan Participations and Assignments (Cost $3,932,782)				3,918,395	3.9%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Deutsche Bank AG
4.250% due 10/14/2021		417,344		437,679	0.5%
Legacy Mortgage Asset Trust
4.410% due 11/01/2056 +		1,394,440		1,306,667	1.3%
Lloyds Banking Group PLC
7.625% due 06/27/2023 ~(i)	GBP	285,012		428,192	0.4%
Nykredit Realkredit A/S
1.000% - 4.000% due 10/01/2017 - 10/01/2047	DKK	8,290,210		1,341,798	1.3%
Realkredit Danmark A/S
1.000% due 04/01/2018		2,678,283		428,626	0.4%
1.000% - 3.000% due 01/01/2018 - 10/01/2047		4,188,128		677,551	0.7%
Other Banking & Finance ^+~(b)(d)(g)(h)(i)(j)				8,342,830	8.4%

Total Banking & Finance				12,963,343	13.0%

INDUSTRIALS
Total Industrials ^+~(b)(c)(d)(j)(k)(l)(n)				3,929,173	4.0%

UTILITIES
Total Utilities ^~(d)(j)(n)				2,910,617	2.9%

Total Corporate Bonds & Notes (Cost $18,777,042)				19,803,133	19.9%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (j) (Cost $24,999)				32,484	0.0%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (j) (Cost $196,131)				213,233	0.2%

U.S. GOVERNMENT AGENCIES
Fannie Mae
3.000% due 12/01/2046 (n)		762,144		765,008	0.8%
3.000% due 12/01/2046		148,057		148,617	0.1%
3.000% due 02/01/2047		2,558		2,568	0.0%
3.000% due 02/01/2047 (n)		741,231		744,018	0.8%
4.000% due 05/01/2047 (n)		807,811		850,954	0.9%
0.819% - 17.610% due 05/01/2018 - 06/01/2048 ~(a)(n)		3,665,466		3,059,032	3.0%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Summary Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Fannie Mae, TBA
3.500% due 10/01/2047	DKK	785,240	$	809,257	0.8%
3.500% due 11/01/2047		514,060		528,829	0.5%
2.500% - 3.500% due 09/01/2032 - 12/01/2047		550,300		562,879	0.6%
4.000% due 11/01/2047		634,890		667,279	0.7%
Freddie Mac
3.000% due 01/01/2047 (n)		777,645		780,827	0.8%
3.000% due 01/01/2047		10,143		10,187	0.0%
3.000% due 10/01/2047		30,146		30,279	0.1%
4.000% due 06/01/2047 (n)		707,327		745,102	0.7%
0.100% - 18.469% due 08/15/2018 - 09/01/2047 ~(a)(n)		3,001,643		1,772,990	1.8%
Freddie Mac, TBA
3.000% due 10/01/2047		503,400		504,973	0.5%
3.500% due 11/01/2047		3,000		3,088	0.0%
Ginnie Mae
3.000% due 08/20/2047 (n)		1,450,589		1,472,453	1.5%
0.680% - 23.849% due 06/20/2022 - 04/20/2067 ~(a)(n)		1,633,144		1,525,823	1.5%
Other U.S. Government Agencies ~(j)				644	0.0%

Total U.S. Government Agencies (Cost $15,000,992)				14,984,807	15.1%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.875% due 11/15/2046		542,700		544,258	0.5%
3.625% due 08/15/2043		486,288		557,712	0.6%
3.750% due 11/15/2043		391,610		458,811	0.5%
2.250% - 6.250% due 05/15/2030 - 08/15/2047 (n)		646,121		723,736	0.7%
U.S. Treasury Inflation Protected Securities (h)
2.375% due 01/15/2025 (n)		1,104,794		1,262,092	1.3%
0.125% - 2.500% due 04/15/2020 - 02/15/2047		608,422		627,336	0.6%
U.S. Treasury Notes
1.125% due 09/30/2021 (n)(p)		726,690		707,388	0.7%
1.375% due 08/31/2023 (r)		519,771		499,955	0.5%
1.750% due 12/31/2020 (p)(r)		765,400		766,760	0.8%
1.750% due 11/30/2021 (p)		731,000		728,359	0.7%
1.750% due 05/15/2023 (n)		871,930		859,089	0.9%
1.875% due 02/28/2022 (n)(p)		1,215,400		1,215,519	1.2%
2.000% due 10/31/2021 (n)(p)		785,300		790,822	0.8%
2.000% due 04/30/2024 (n)		1,176,700		1,167,346	1.2%
2.000% due 11/15/2026 (n)		620,140		604,164	0.6%
2.125% due 08/15/2021 (p)(r)		553,900		560,867	0.6%
2.125% due 09/30/2021 (p)(r)		509,800		515,914	0.5%
2.125% due 12/31/2021 (n)(p)(r)		562,600		568,830	0.6%
2.125% due 12/31/2022		650,000		654,596	0.7%
2.125% due 02/29/2024 (n)		2,435,000		2,436,236	2.4%
2.125% due 07/31/2024		667,400		666,162	0.7%
2.250% due 07/31/2021 (n)(p)(r)		771,940		785,117	0.8%
2.250% due 12/31/2023 (n)		2,874,110		2,900,269	2.9%
2.250% due 02/15/2027 (n)(r)		521,800		518,508	0.5%
1.125% - 2.375% due 03/31/2020 - 08/15/2027 (n)(p)(r)		5,521,435		5,492,069	5.5%
2.375% due 05/15/2027 (n)		501,090		503,038	0.5%
2.750% due 11/15/2023 (n)		1,556,900		1,617,960	1.6%

Total U.S. Treasury Obligations (Cost $28,955,050)				28,732,913	28.9%

24	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
NON-AGENCY MORTGAGE-BACKED SECURITIES
American General Mortgage Loan Trust
0.000% due 09/25/2048 +(g)	DKK	468,031	$	481,920	0.5%
Countrywide Alternative Loan Trust
1.357% - 7.500% due 08/25/2018 - 09/25/2047 ^~(a)		1,678,606		1,444,298	1.5%
Credit Suisse Commercial Mortgage Trust
1.484% - 4.791% due 02/27/2036 - 05/27/2053 ~		95,653		98,527	0.1%
Ripon Mortgages PLC
1.082% due 08/20/2056 ~	GBP	559,112		752,197	0.8%
Other Non-Agency Mortgage-Backed Securities ^+~(a)(j)				11,515,326	11.5%

Total Non-Agency Mortgage-Backed Securities (Cost $13,096,144)				14,292,268	14.4%

ASSET-BACKED SECURITIES
Countrywide Asset-Backed Certificates
1.377% - 5.834% due 05/25/2033 - 11/25/2047 ^~	$	1,675,599		1,458,265	1.5%
Credit Suisse Commercial Mortgage Trust
0.000% due 02/25/2056 +(g)		1,490		1,489	0.0%
3.156% due 02/25/2056 ~		1,845,716		1,675,216	1.7%
Legacy Mortgage Asset Trust
2.984% due 01/28/2070 ~		832,367		836,392	0.8%
0.010% - 14.035% due 01/28/2070 +~		398,237		380,432	0.4%
Other Asset-Backed Securities ^+~(a)(g)(j)				17,730,904	17.8%

Total Asset-Backed Securities (Cost $20,842,441)				22,082,698	22.2%

SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (g)	BRL	3,162,613		981,260	1.0%
0.000% due 04/01/2018 (g)		9,117,413		2,783,515	2.8%
0.000% due 07/01/2018 (g)		8,879,921		2,666,261	2.7%
0.000% due 10/01/2018 (g)		3,860,300		1,138,727	1.1%
Other Sovereign Issues ~(b)(h)(j)(n)				2,698,593	2.7%

Total Sovereign Issues (Cost $10,060,400)				10,268,356	10.3%

COMMON STOCKS
Total Common Stocks +(e)(j)(l) (Cost $10,750)				10,826	0.0%

WARRANTS
Total Warrants (j) (Cost $376)				302	0.0%

CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (i)(j) (Cost $724)				1,052	0.0%

PREFERRED SECURITIES
Total Preferred Securities +(j)(l) (Cost $36,113)				39,660	0.0%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Summary Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (j)			$	687,902	0.7%

REPURCHASE AGREEMENTS (m)
				100,198	0.1%

ARGENTINA TREASURY BILLS
Total Argentina Treasury Bills (f)(g)(j)				280,670	0.3%

MEXICO TREASURY BILLS
7.016% due 11/30/2017 - 03/01/2018 (f)(g)	MXN	10,827,966		579,736	0.6%

U.S. TREASURY BILLS
1.052% due 11/09/2017 - 02/22/2018 (f)(g)(n)(p)(r)	$	189,061		188,522	0.2%

Total Short-Term Instruments (Cost $1,792,979)				1,837,028	1.9%

Total Investments in Securities (Cost $112,726,925)				116,217,155	116.8%

INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short-Term Floating NAV Portfolio III		275,153,256		2,719,890	2.7%

Total Short-Term Instruments (Cost $2,719,899)				2,719,890	2.7%

Total Investments in Affiliates (Cost $2,719,899)				2,719,890	2.7%

Total Investments (Cost $115,446,824)			$	118,937,045	119.5%

Financial Derivative Instruments (o)(q) (Cost or Premiums, net $(1,047,853))				(654,096)	(0.7%)

Other Assets and Liabilities, net				(18,747,891)	(18.8%)

Net Assets			$	99,535,058	100.0%

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
+	The group contains securities valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	The group contains interest only securities.
(b)	The group contains when-issued securities.
(c)	The group contains payment in-kind bond securities.
(d)	The group contains securities which did not accrue income as of the date of this report.
(e)	The group contains securities which did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.

26	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(g)	The group contains zero coupon security.
(h)	The group contains securities in which the principal amount of a security is adjusted for inflation.
(i)	The group contains securities in which perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2017.
(k)	The group contains securities that are subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$35,288	$36,125	0.04%
NVHL S.A. ‘A’	03/09/2012	26	15	0.00
NVHL S.A. ‘B’	03/09/2012	26	15	0.00
NVHL S.A. ‘C’	03/09/2012	26	15	0.00
NVHL S.A. ‘D’	03/09/2012	27	15	0.00
NVHL S.A. ‘E’	03/09/2012	27	15	0.00
NVHL S.A. ‘F’	03/09/2012	27	16	0.00
NVHL S.A. ‘G’	03/09/2012	27	16	0.00
NVHL S.A. ‘H’	03/09/2012	27	16	0.00
NVHL S.A. ‘I’	03/09/2012	27	16	0.00
NVHL S.A. ‘J’	03/09/2012	27	16	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	3,202	3,248	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,082	0.00
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	6,589	0.01
Vici Properties LLC 0.000% due 10/04/2035	09/27/2017	542,205	11,296	0.01

		$591,445	$61,495	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.200%	09/29/2017	10/02/2017	$83,800	U.S. Treasury Notes 1.875% due 03/31/2022	$(84,585)	$83,800	$83,808
FICC	0.500	09/29/2017	10/02/2017	16,398	U.S. Treasury Notes 1.750% due 05/31/2022	(16,727)	16,398	16,399

Total Repurchase Agreements						$(101,312)	$100,198	$100,207

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Summary Schedule of Investments PIMCO Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	1.230%	08/10/2017	10/10/2017			$(10,137)	$(10,156)
	1.230	09/13/2017	10/10/2017			(4,657)	(4,661)
	1.240	08/21/2017	10/20/2017			(403,506)	(404,090)
	1.270	08/24/2017	10/24/2017			(429,450)	(430,041)
	1.270	08/28/2017	10/10/2017			(177,844)	(178,063)
	1.270	09/13/2017	10/10/2017			(2,430)	(2,432)
	1.280	07/13/2017	10/13/2017			(948,451)	(951,183)
	1.280	07/14/2017	10/13/2017			(503,750)	(505,183)
BOS	1.260	07/13/2017	10/11/2017			(5,031)	(5,046)
	1.270	09/14/2017	10/20/2017			(10,075)	(10,081)
	1.280	09/18/2017	10/26/2017			(317)	(317)
	1.320	09/13/2017	10/12/2017			(397,204)	(397,481)
	1.320	09/14/2017	10/16/2017			(354,313)	(354,546)
BRC	(20.000)	04/07/2017	TBD	(3)	EUR	(616)	(659)
BSN	1.250	09/13/2017	10/27/2017			$(2,025)	(2,026)
	1.300	08/21/2017	10/20/2017			(580,494)	(581,374)
	1.300	08/28/2017	10/27/2017			(199,633)	(199,885)
	1.300	09/21/2017	10/20/2017			(414,742)	(414,907)
	1.330	09/13/2017	10/12/2017			(499,714)	(500,065)
CFR	(0.500)	09/08/2017	TBD	(3)	EUR	(1,100)	(1,300)
	(0.250)	05/12/2017	TBD	(3)		$(2,668)	(2,663)
GRE	1.240	09/18/2017	10/11/2017			(1,162)	(1,162)
	1.280	09/13/2017	10/18/2017			(405)	(405)
GSC	1.300	08/21/2017	10/20/2017			(493,488)	(494,236)
IND	1.300	07/03/2017	10/03/2017			(40,500)	(40,633)
	1.300	07/24/2017	10/03/2017			(121,500)	(121,807)
	1.300	08/02/2017	10/03/2017			(278,110)	(278,723)
JPS	0.890	09/28/2017	10/02/2017			(6,982)	(6,983)
	1.220	08/21/2017	10/20/2017			(1,115)	(1,116)
	1.220	08/31/2017	10/20/2017			(12,330)	(12,343)
	1.260	08/21/2017	10/20/2017			(385,813)	(386,380)
	1.270	08/18/2017	11/17/2017			(35,700)	(35,757)
	1.270	09/29/2017	11/17/2017			(19,635)	(19,637)
	1.320	09/11/2017	12/11/2017			(102,750)	(102,829)
	1.350	09/13/2017	10/12/2017			(41,748)	(41,778)
	2.954	09/12/2017	10/13/2017			(3,147)	(3,152)
MEI	(1.000)	09/21/2017	TBD	(3)	EUR	(1,101)	(1,300)
MYI	(20.000)	09/08/2017	TBD	(3)		(72)	(84)
	(14.000)	09/08/2017	TBD	(3)		(233)	(273)
NOM	1.320	07/18/2017	10/18/2017			$(1,398,789)	(1,402,687)
	1.320	07/26/2017	10/18/2017			(206,085)	(206,599)
	1.320	07/31/2017	10/18/2017			(100,015)	(100,246)
	1.320	08/14/2017	10/18/2017			(824,739)	(826,221)
	1.320	08/21/2017	10/18/2017			(74,097)	(74,211)
	1.350	09/14/2017	10/18/2017			(1,150,450)	(1,151,227)
RDR	0.250	07/21/2017	TBD	(3)		(3,483)	(3,485)
	1.270	09/07/2017	10/12/2017			(45,102)	(45,142)
	1.320	09/13/2017	10/02/2017			(48,397)	(48,431)
	1.320	09/21/2017	10/25/2017			(492,208)	(492,407)
	1.360	07/17/2017	10/17/2017			(176,909)	(177,424)
SCX	1.250	08/08/2017	10/06/2017			(409,750)	(410,532)
	1.270	08/17/2017	10/17/2017			(203,500)	(203,830)
	1.280	08/21/2017	10/23/2017			(153,188)	(153,416)
	1.280	09/07/2017	10/11/2017			(64,102)	(64,159)

28	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
	1.290%	08/21/2017	11/21/2017	$(510,625)	$(511,393)
SGY	1.250	09/14/2017	10/16/2017	(87,940)	(87,995)

Total Reverse Repurchase Agreements					$(12,464,162)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	0.800%	09/29/2017	10/02/2017	$(83,790)	$(83,790)
UBS	1.200	08/15/2017	10/02/2017	(38,029)	(38,029)
	1.200	09/12/2017	10/02/2017	(5,384)	(5,383)
	1.210	08/07/2017	10/06/2017	(19,122)	(19,120)
	1.210	08/08/2017	10/11/2017	(93,092)	(93,063)
	1.210	08/09/2017	10/10/2017	(376,738)	(376,637)
	1.210	08/14/2017	10/11/2017	(34,767)	(34,756)
	1.210	08/15/2017	10/06/2017	(62,148)	(62,140)
	1.210	08/18/2017	10/06/2017	(80,194)	(80,183)
	1.210	08/22/2017	10/06/2017	(85,989)	(85,977)
	1.210	08/25/2017	10/06/2017	(45,527)	(45,521)
	1.210	08/31/2017	10/11/2017	(608)	(608)
	1.210	09/06/2017	10/06/2017	(1,833)	(1,833)
	1.210	09/06/2017	10/11/2017	(1,987)	(1,986)
	1.220	08/15/2017	11/03/2017	(6,140)	(6,134)
	1.220	08/15/2017	11/10/2017	(5,492)	(5,485)
	1.220	08/18/2017	11/03/2017	(4,807)	(4,802)
	1.220	08/21/2017	11/03/2017	(21,885)	(21,861)
	1.220	08/23/2017	11/03/2017	(11,927)	(11,914)
	1.220	08/30/2017	11/03/2017	(907)	(906)
	1.220	09/06/2017	11/10/2017	(2,774)	(2,770)
	1.280	09/05/2017	12/04/2017	(405,834)	(404,929)
	1.280	09/06/2017	12/07/2017	(23,298)	(23,244)
	1.280	09/12/2017	12/07/2017	(662)	(660)
	1.280	09/18/2017	12/07/2017	(106)	(106)
	1.280	09/26/2017	12/04/2017	(693)	(692)
	1.280	09/26/2017	12/07/2017	(1,288)	(1,285)
	1.280	09/29/2017	12/04/2017	(604)	(602)
	1.280	09/29/2017	12/07/2017	(2,716)	(2,710)

Total Sale-Buyback Transactions					$(1,417,126)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.6)%
Fannie Mae, TBA	2.500%	10/01/2047	$431,000	$(422,222)	$(417,018)
Fannie Mae, TBA	3.000	10/01/2047	1,207,450	(1,216,476)	(1,210,846)
Fannie Mae, TBA	3.000	11/01/2047	368,000	(369,524)	(368,460)
Fannie Mae, TBA	3.500	10/01/2032	692,000	(721,734)	(720,525)
Fannie Mae, TBA	4.000	10/01/2047	475,500	(501,211)	(500,501)
Fannie Mae, TBA	4.000	12/01/2047	234,190	(245,936)	(245,771)
Fannie Mae, TBA	4.500	10/01/2047	61,000	(65,513)	(65,463)
Fannie Mae, TBA	4.500	11/01/2047	87,000	(93,308)	(93,265)
Freddie Mac, TBA	3.000	10/01/2032	44,100	(45,588)	(45,314)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	3.000%	10/01/2047	$1,439,300	$(1,453,478)	$(1,443,798)
Freddie Mac, TBA	4.000	10/01/2047	738,400	(778,765)	(777,281)
Ginnie Mae, TBA	3.000	10/01/2047	1,877,350	(1,909,097)	(1,903,017)
Ginnie Mae, TBA	3.000	11/01/2047	1,723,400	(1,748,220)	(1,744,842)
Ginnie Mae, TBA	4.000	11/01/2047	3,800	(4,002)	(3,998)

Total Short Sales (9.6)%				$(9,575,074)	$(9,540,099)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$83,808	$0	$0	$83,808	$(84,585)	$(777)
BOM	0	(2,485,809)	0	(2,485,809)	2,469,463	(16,346)
BOS	0	(767,471)	0	(767,471)	776,685	9,214
BRC	0	(659)	0	(659)	701	42
BSN	0	(1,698,257)	0	(1,698,257)	1,747,759	49,502
CFR	0	(3,963)	0	(3,963)	4,019	56
FICC	16,399	0	0	16,399	(16,727)	(328)
GRE	0	(1,567)	0	(1,567)	1,543	(24)
GSC	0	(494,236)	0	(494,236)	508,541	14,305
IND	0	(441,163)	0	(441,163)	439,291	(1,872)
JPS	0	(609,975)	0	(609,975)	606,670	(3,305)
MEI	0	(1,300)	0	(1,300)	1,308	8
MYI	0	(357)	0	(357)	353	(4)
NOM	0	(3,761,191)	0	(3,761,191)	3,860,991	99,800
RDR	0	(766,889)	0	(766,889)	795,380	28,491
SCX	0	(1,343,330)	0	(1,343,330)	1,336,387	(6,943)
SGY	0	(87,995)	0	(87,995)	87,046	(949)

Master Securities Forward Transaction Agreement
BCY	0	0	(83,790)	(83,790)	83,401	(389)
UBS	0	0	(1,333,336)	(1,333,336)	1,324,573	(8,763)

Total Borrowings and Other Financing Transactions	$100,207	$(12,464,162)	$(1,417,126)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(8,748)	$(8,748)
Sovereign Issues	0	0	0	(1,016)	(1,016)
U.S. Government Agencies	0	(7,063,898)	0	0	(7,063,898)
U.S. Treasury Obligations	0	(4,720,884)	(669,616)	0	(5,390,500)

Total	$0	$(11,784,782)	$(669,616)	$(9,764)	$(12,464,162)

30	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(929,026)	$(488,100)	$0	$(1,417,126)

Total	$0	$(929,026)	$(488,100)	$0	$(1,417,126)

Total Borrowings	$0	$(12,713,808)	$(1,157,716)	$(9,764)	$(13,881,288)

Payable for reverse repurchase agreements and sale-buyback transactions					$(13,881,288)

(n)	Securities with an aggregate market value of $14,012,186 and cash of $41,666 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(16,367,982) at a weighted average interest rate of 1.093%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,215) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	10/25/2017	100,000	$100	$0	$0

Total Written Options							$0	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	7,776	AUD	774,891	$(6,791)	$1,216	$(4,571)
Euro-Bund 10-Year Bond December Futures	12/2017	3	EUR	571	(1)	1	(1)
Euro-Buxl 30-Year Bond December Futures	12/2017	3		579	(13)	3	(2)
U.S. Treasury 10-Year Note December Futures	12/2017	1,498	$	187,718	(1,952)	0	(351)

Total Futures Contracts					$(8,757)	$1,220	$(4,925)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Summary Schedule of Investments PIMCO Income Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Canadian Natural Resources Ltd.	(1.000)%	Quarterly	03/20/2018	0.086%	$ 2,200	$(14)	$3	$(11)	$0	$(1)
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.141	1,900	(50)	6	(44)	1	0
Devon Energy Corp.	(1.000)	Quarterly	03/20/2019	0.152	1,800	(7)	(16)	(23)	0	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.091	1,000	(8)	(6)	(14)	0	0

						$(79)	$(13)	$(92)	$1	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2017	0.070%	EUR	22,400	$117	$(52)	$65	$1	$0
Ally Financial, Inc.	5.000	Quarterly	12/20/2022	1.463	$	22,400	3,828	48	3,876	17	0
Anheuser-Busch InBev S.A.	1.000	Quarterly	12/20/2017	0.090	EUR	33,700	198	(102)	96	6	0
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	14.023		10,400	(2,427)	(212)	(2,639)	12	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460	$	25,200	151	412	563	4	0
Chesapeake Energy Corp.	5.000	Quarterly	09/20/2018	2.669		6,273	40	111	151	0	(31)
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2018	2.416		5,970	96	99	195	0	(27)
Chesapeake Energy Corp.	5.000	Quarterly	03/20/2019	2.694		2,500	(28)	114	86	0	(15)
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	71,880	382	(201)	181	5	0
Navient Corp.	5.000	Quarterly	09/20/2020	1.388	$	3,000	135	182	317	4	0
Navient Corp.	5.000	Quarterly	06/20/2022	2.685		4,200	370	56	426	14	0
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2021	0.431	EUR	24,700	370	344	714	0	(10)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.540	$	11,600	229	1,389	1,618	17	0

							$3,461	$2,188	$5,649	$80	$(83)

32	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	Quarterly	12/20/2021	$646,222	$(18,870)	$(1,851)	$(20,721)	$668	$(1,410)
CDX.HY-28 5-Year Index	(5.000)	Quarterly	06/20/2022	430,500	(16,607)	(1,686)	(18,293)	0	(646)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022	817,800	(100,083)	(5,598)	(105,681)	63	(3,612)

					$(135,560)	$(9,135)	$(144,695)	$731	$(5,668)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	$25,300	$826	$(673)	$153	$12	$0
CDX.EM-21 5-Year Index	5.000	Quarterly	06/20/2019	68,172	2,963	(1,564)	1,399	29	0
CDX.EM-24 5-Year Index	1.000	Quarterly	12/20/2020	32,316	(1,611)	598	(1,013)	18	0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	222,900	(9,184)	251	(8,933)	113	0
CDX.HY-19 5-Year Index	5.000	Quarterly	12/20/2017	137,381	4,539	(4,301)	238	86	0
CDX.HY-20 5-Year Index	5.000	Quarterly	06/20/2018	84,170	4,197	(2,270)	1,927	46	0
CDX.HY-21 5-Year Index	5.000	Quarterly	12/20/2018	1,645	97	(41)	56	2	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,244,478	185,699	(28,031)	157,668	2,408	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,520,482	199,363	(27,314)	172,049	3,144	0

					$386,889	$(63,345)	$323,544	$5,858	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	123,425	$941	$905	$1,846	$33	$0
Pay	1-Year BRL-CDI	12.000	Maturity	01/04/2021		96,100	(10)	1,777	1,767	25	0
Pay	1-Year BRL-CDI	12.230	Maturity	01/04/2021		437,400	1,771	8,167	9,938	113	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/04/2021		415,470	3,679	7,791	11,470	107	0
Receive	1-Year BRL-CDI	14.153	Maturity	01/04/2021		607,500	(13,505)	(11,823)	(25,328)	0	(152)
Pay	1-Year BRL-CDI	15.590	Maturity	01/04/2021		93,210	(3,265)	(1,867)	(5,132)	0	(23)
Pay	1-Year BRL-CDI	16.400	Maturity	01/04/2021		444,160	(18,557)	(9,021)	(27,578)	0	(106)
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(5,760)	3,472	307	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(12,554)	17,408	696	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(4,001)	4,211	233	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(1,011)	2,960	63	0
Receive	3-Month CAD-Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	13,076	(7,270)	0	(803)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	953	(3,091)	0	(66)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2020	$	3,475,200	(48,435)	14,849	(33,586)	4,211	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		23,232,500	(359,301)	160,400	(198,901)	41,518	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,527,200	(45,576)	24,892	(20,684)	2,975	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,579,800	(73,163)	31,288	(41,875)	4,654	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month USD-LIBOR	2.750%	Semi-Annual	12/20/2047	$	3,109,800	$(162,776)	$46,107	$(116,669)	$0	$(5,314)
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	1,582	1,581	206	0
Receive(6)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		327,300	(33)	(304)	(337)	105	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	285,800	4,733	(284)	4,449	0	(20)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/15/2022		175,000	13,287	(266)	13,021	11	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023		3,175,400	195,330	(18,865)	176,465	0	(1,169)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(2,515)	26,162	0	(138)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(655)	34,907	0	(434)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	(2,871)	31,181	0	(1,962)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		845,550	35,855	(1,901)	33,954	0	(1,606)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		923,900	(4,420)	(2,983)	(7,403)	0	(2,240)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		2,767,150	45,297	(37,673)	7,624	0	(7,648)
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	838,100	(5,258)	6,949	1,691	197	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		923,675	(5,393)	2,036	(3,357)	0	(3,122)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	503	(4,352)	883	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(923)	16,536	986	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,264,653,000	(63,014)	4,088	(58,926)	7,634	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	(129)	(239)	95	0
Receive(6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		35,100,000	246	(290)	(44)	204	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		35,140,000	(1,321)	(266)	(1,587)	207	0
Pay	28-Day MXN-TIIE	5.270	Lunar	02/05/2020		795,000	(2,079)	436	(1,643)	0	(46)
Pay	28-Day MXN-TIIE	5.145	Lunar	04/02/2020		361,300	(1,081)	245	(836)	0	(22)
Pay	28-Day MXN-TIIE	5.405	Lunar	11/19/2020		398,880	(1,213)	302	(911)	0	(30)
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021		4,693,990	(17,727)	3,912	(13,815)	0	(404)
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		2,401,200	(7,236)	1,917	(5,319)	0	(224)
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		942,600	(2,737)	770	(1,967)	0	(88)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		1,090,000	(3,392)	876	(2,516)	0	(105)
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		5,454,100	(13,926)	4,429	(9,497)	0	(525)
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,103,200	(1,802)	1,504	(298)	0	(200)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		3,691,700	(10,462)	3,055	(7,407)	0	(370)
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021		1,641,200	(73)	799	726	0	(160)
Pay	28-Day MXN-TIIE	5.430	Lunar	11/17/2021		1,900,400	(7,124)	1,820	(5,304)	0	(201)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		579,600	225	410	635	0	(56)
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		452,700	212	319	531	0	(43)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		673,100	43	493	536	0	(65)
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,359,300	1,109	1,028	2,137	0	(128)
Pay	28-Day MXN-TIIE	5.810	Lunar	05/02/2022		994,200	(3,193)	1,000	(2,193)	0	(100)
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		2,684,200	(8,370)	2,687	(5,683)	0	(268)
Pay	28-Day MXN-TIIE	5.500	Lunar	09/02/2022		500,000	(2,096)	530	(1,566)	0	(49)
Pay	28-Day MXN-TIIE	5.750	Lunar	09/02/2022		2,193,000	(7,839)	2,280	(5,559)	0	(212)
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		940,200	(3,736)	1,132	(2,604)	0	(101)
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		631,300	(1,623)	726	(897)	0	(70)
Pay	28-Day MXN-TIIE	5.980	Lunar	08/26/2024		408,900	(1,731)	513	(1,218)	0	(53)
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,002,230	(10,428)	2,839	(7,589)	0	(259)
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		3,105,200	(15,720)	4,400	(11,320)	0	(401)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		3,652,700	(17,505)	5,066	(12,439)	0	(470)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		2,636,700	(9,266)	3,837	(5,429)	0	(338)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		107,000	(15)	156	141	0	(13)
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		1,118,200	2,917	1,669	4,586	0	(137)
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		811,100	2,212	1,211	3,423	0	(99)
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,626,900	4,518	3,897	8,415	0	(327)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,138,400	2,610	1,683	4,293	0	(141)
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,585,000	2,430	2,369	4,799	0	(197)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		4,493,600	337	1,147	1,484	0	(582)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		694,100	188	182	370	0	(90)
Receive	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		407,400	(1,604)	709	(895)	0	(62)
Pay	28-Day MXN-TIIE	6.620	Lunar	02/18/2030		440,000	(1,998)	787	(1,211)	0	(70)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		556,500	0	(373)	(373)	0	(113)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		242,100	(37)	180	143	0	(60)
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		1,455,300	387	(468)	(81)	0	(362)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		679,100	427	(552)	(125)	0	(169)

							$(501,515)	$269,323	$(232,192)	$65,463	$(32,213)

Total Swap Agreements							$(246,804)	$199,018	$(47,786)	$72,133	$(37,965)

34	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,220	$73,151	$74,371	$0	$(4,925)	$(38,099)	$(43,024)

(p)	Securities with an aggregate market value of $1,433,744 and cash of $31,887 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $1,018 and liability of $(134) for closed swap agreements is outstanding at period end.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	GBP	400,000	$	515,914	$0	$(20,086)
	10/2017	$	18,253	AUD	22,893	0	(295)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	BRL	237,375	$	74,519	$0	$(430)
	10/2017	DKK	36,190		5,811	63	0
	10/2017	EUR	2,292,520		2,766,224	56,693	0
	10/2017	$	74,929	BRL	237,375	20	0
	10/2017		654,636	DKK	4,123,859	1,922	(1,587)
	10/2017		3,122	EUR	2,605	0	(43)
	10/2017		8,282	GBP	6,107	0	(98)
	11/2017	AUD	2,128,236	$	1,669,656	1,123	(276)
	11/2017	JPY	2,242,115		19,928	0	(24)
	12/2017	MXN	1,243,501		67,394	0	(102)
	12/2017	$	19,623	INR	1,287,465	0	(66)
	12/2017		241,366	MXN	4,381,994	0	(3,519)
	01/2018	DKK	4,285,220	$	682,031	1,607	(3,959)
	04/2018		1,276,551		188,305	0	(16,753)
	07/2018	BRL	165,500		48,806	0	(1,713)
	07/2018	DKK	822,166		126,422	0	(6,411)
BPS	10/2017	BRL	539,469		153,870	0	(16,462)
	10/2017	GBP	1,793,145		2,315,059	0	(87,754)
	10/2017	JPY	3,166,876		28,727	583	0
	10/2017	$	170,805	BRL	539,469	34	(506)
	10/2017		1,656,685	JPY	186,592,821	1,792	(243)
	10/2017		225,965	PEN	737,255	0	(307)
	10/2017		226	ZAR	2,930	0	(9)
	11/2017	JPY	181,692,521	$	1,615,081	0	(1,771)
	12/2017	$	29,852	MXN	548,919	0	(58)
	01/2018	DKK	309,125	$	45,827	0	(3,543)
	03/2018	MXN	7,810,252		373,487	0	(45,631)
	04/2018	BRL	317,033		96,956	483	(1,366)
	04/2018	DKK	1,640,135		242,835	0	(20,628)
	07/2018	BRL	1,225,000		358,817	0	(15,115)
	07/2018	DKK	342,847		51,616	0	(3,775)
BRC	11/2017	AUD	100,000		78,294	0	(119)
	12/2017	$	162,647	MXN	2,967,906	0	(1,554)
CBK	10/2017	AUD	2,140,513	$	1,689,398	10,380	0
	10/2017	GBP	17,823		24,160	277	0
	10/2017	$	29,784	ARS	520,316	70	(41)
	10/2017		164,405	DKK	1,038,642	558	0
	10/2017		12,111	EUR	10,032	0	(255)
	10/2017		13,363	GBP	10,113	188	0
	10/2017		4,653	ZAR	61,057	0	(145)
	10/2017	ZAR	121,131	$	9,295	351	0
	12/2017	$	4,227	ARS	75,618	0	(37)
	12/2017		9,576	INR	617,939	0	(189)
	12/2017		29,383	MXN	537,278	0	(221)
	01/2018	DKK	1,190,543	$	187,800	0	(2,339)
	02/2018	ARS	150		8	0	0
	02/2018	$	5,185	ARS	97,278	41	0
	04/2018	BRL	615,000	$	183,477	0	(6,318)
	07/2018		579,175		170,878	0	(5,916)
	07/2018	DKK	1,422,129		218,907	0	(10,858)
DUB	10/2017	AUD	12,127		9,732	219	0
	10/2017	BRL	4,673,250		1,454,173	0	(21,365)
	10/2017	$	1,484,810	BRL	4,673,250	0	(9,272)
	10/2017		9,951	PEN	32,555	13	0
	11/2017	BRL	1,521,850	$	484,272	5,846	0
	11/2017	EUR	35,146		41,538	0	(67)
	11/2017	$	28,385	ARS	500,000	0	(144)
	12/2017		9,636	MXN	175,216	0	(126)
	12/2017		102,467	RUB	6,000,000	573	0

36	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2018	BRL	533,000	$	152,965	$0	$(13,283)
	04/2018		550,000		155,849	0	(13,886)
	07/2018		948,440		278,522	0	(10,990)
	10/2018		3,390,700		1,022,947	0	(340)
FBF	11/2017	GBP	350,000		469,007	0	(451)
	12/2017	$	534,440	INR	34,454,797	0	(11,049)
	04/2018	BRL	250,000	$	74,365	0	(2,787)
FICC	10/2017	JPY	18,375,100	$	164,600	1,302	0
GLM	10/2017	AUD	150,000		118,996	1,336	0
	10/2017	BRL	191,000		60,290	0	(16)
	10/2017	CAD	4,390		3,547	28	0
	10/2017	CHF	219		228	2	0
	10/2017	DKK	119,520		18,858	0	(124)
	10/2017	EUR	8,823		10,430	2	0
	10/2017	GBP	73,184		97,937	372	(501)
	10/2017	JPY	98,118,553		901,825	29,854	0
	10/2017	$	60,886	BRL	191,000	0	(580)
	10/2017		1,514	CAD	1,858	0	(25)
	10/2017		43,069	DKK	289,105	2,849	0
	10/2017		5,290	GBP	3,987	61	(8)
	10/2017		14,884	JPY	1,678,400	32	0
	10/2017		8,041	RUB	469,921	83	0
	10/2017		568	ZAR	7,511	0	(13)
	11/2017	JPY	112,731,456	$	1,002,949	0	(229)
	11/2017	$	66,678	BRL	211,969	0	(41)
	11/2017		15,253	JPY	1,713,700	0	(3)
	12/2017	RUB	99,038	$	1,695	0	(5)
	12/2017	$	13,113	ARS	237,613	106	0
	12/2017		14,677	INR	948,214	0	(273)
	12/2017		594,835	MXN	10,901,478	0	(3,122)
	01/2018	BRL	326,000	$	99,789	0	(1,894)
	01/2018	DKK	99,319		14,395	0	(1,467)
	01/2018	MXN	698,700		34,120	0	(3,692)
	02/2018	ARS	35		2	0	0
	04/2018	BRL	495,180		154,647	1,830	0
	04/2018	DKK	2,039,641		300,757	0	(26,880)
	07/2018	BRL	164,000		48,824	0	(1,237)
	10/2018		469,600		143,477	1,755	0
HUS	10/2017	AUD	111,010		89,032	1,956	0
	10/2017	CAD	13,045		10,463	8	0
	10/2017	DKK	6,110,373		934,756	0	(35,722)
	10/2017	GBP	76,682		103,981	1,227	0
	10/2017	$	5,567	GBP	4,198	58	0
	11/2017		714,693	TRY	2,595,339	4,454	0
	12/2017		24,122	MXN	436,777	0	(415)
	01/2018	BRL	911,400	$	273,497	0	(10,778)
	04/2018		466,360		138,206	0	(5,717)
	07/2018		1,705,825		500,000	0	(20,704)
IND	11/2017	GBP	250,000		334,998	0	(329)
JPM	10/2017	AUD	216,019		171,124	1,678	0
	10/2017	BRL	263,990		82,922	0	(431)
	10/2017	CAD	4,414		3,619	81	0
	10/2017	DKK	158,440		24,284	0	(881)
	10/2017	EUR	97,534		117,005	1,729	0
	10/2017	GBP	100,000		128,987	0	(5,013)
	10/2017	JPY	5,598,815		49,754	0	(2)
	10/2017	$	16,236	AUD	20,381	0	(250)
	10/2017		83,574	BRL	263,990	16	(237)
	10/2017		38,993	EUR	32,628	0	(430)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	$	136,342	RUB	8,043,724	$2,710	$0
	11/2017		1,725	CAD	2,142	0	(8)
	12/2017	INR	915,022	$	13,898	0	(1)
	12/2017	$	25,581	ARS	459,323	0	(133)
	12/2017		32,586	INR	2,128,319	82	(338)
	12/2017		63,846	MXN	1,148,586	0	(1,502)
	01/2018	BRL	1,392,213	$	399,724	0	(34,521)
	04/2018		5,443,070		1,598,926	231	(81,083)
	04/2018	DKK	412,662		61,433	0	(4,855)
	07/2018	BRL	3,057,400		915,468	3,377	(21,181)
	07/2018	DKK	174,535		26,296	0	(1,905)
MSB	10/2017	AUD	80,000		63,463	711	0
	10/2017	BRL	208,789		65,437	0	(486)
	10/2017	GBP	200,000		257,946	0	(10,054)
	10/2017	$	66,385	BRL	208,789	9	(470)
	10/2017		2,772,555	EUR	2,353,612	9,180	0
	11/2017	EUR	2,353,612	$	2,776,997	0	(9,181)
	11/2017	GBP	100,000		134,007	0	(124)
	12/2017	$	29,092	ARS	520,754	0	(136)
	01/2018	DKK	1,407,635	$	206,520	0	(18,290)
	04/2018	BRL	280,400		85,154	445	(1,825)
	07/2018		246,100		72,354	0	(2,768)
NAB	10/2017	$	16,149	CAD	19,991	0	(127)
	11/2017	CAD	19,991	$	16,153	128	0
NGF	10/2017	BRL	800,000		242,755	0	(9,838)
	10/2017	$	252,525	BRL	800,000	68	0
	11/2017	MXN	2,319,014	$	112,470	0	(13,687)
	04/2018	BRL	111,110		32,946	0	(1,344)
SCX	10/2017		1,439,038		400,955	0	(53,408)
	10/2017	JPY	175,743,332		1,621,997	60,181	0
	10/2017	$	454,242	BRL	1,439,038	122	0
	10/2017		86,496	RUB	5,058,791	956	0
	10/2017	ZAR	14,214	$	1,070	21	0
	11/2017	GBP	1,822,677		2,442,717	0	(2,051)
	11/2017	$	16,700	BRL	53,047	0	(23)
	11/2017		3,793	TRY	13,807	33	0
	12/2017		387,235	INR	24,978,587	0	(7,794)
	12/2017		179,886	MXN	3,284,891	0	(1,587)
	12/2017		74,456	RUB	4,350,110	250	0
	01/2018		26,462	ARS	486,500	164	0
	04/2018	DKK	107,509	$	15,990	0	(1,280)
SOG	10/2017	$	83,685	RUB	4,953,123	1,940	0
	11/2017		28,369	ARS	500,000	0	(127)
	11/2017		273,913	TRY	1,000,000	3,179	0
	12/2017		9,381	INR	607,701	0	(150)
	12/2017		180,551	MXN	3,284,891	0	(2,253)
TOR	10/2017	DKK	472,883		72,954	0	(2,151)
	10/2017	$	25,095	AUD	31,540	0	(355)
	11/2017		8,990	ARS	161,462	110	0
	12/2017		9,531	INR	616,274	0	(169)
	01/2018	DKK	107,685	$	15,753	0	(1,446)
	04/2018	BRL	513,510		145,844	0	(12,630)
	07/2018		856,942		249,829	0	(11,752)
	10/2018	DKK	205,979		31,880	0	(1,598)
UAG	10/2017	EUR	35,146		41,377	0	(163)
	10/2017	$	6,380	DKK	41,570	222	0
	10/2017		108,181	GBP	80,169	0	(754)

Total Forward Foreign Currency Contracts						$217,774	$(798,849)

38	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$362,053	$ 0	$102	$102	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)		Swap Agreements, at Value
											Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.114%	$	1,300	$25		$(34)	$0		$(9)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	1.066%	$	6,300	$(952)	$943	$0	$(9)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.343		21,400	(719)	967	248	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		5,900	(94)	100	6	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		26,600	(1,406)	1,643	237	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820		46,910	(3,714)	3,994	280	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114		21,600	(841)	749	0	(92)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.797		37,800	(3,600)	1,790	0	(1,810)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.844		11,600	(1,179)	572	0	(607)
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.681		11,500	(372)	429	57	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		4,150	(62)	47	0	(15)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		48,800	(777)	826	49	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.506		2,800	(405)	416	11	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.855		16,500	(1,057)	1,103	46	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		37,644	(3,641)	3,669	28	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099		14,000	(2,243)	2,214	0	(29)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.276		4,200	(584)	552	0	(32)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629		3,500	(980)	903	0	(77)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847		1,100	(169)	132	0	(37)
BRC	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.374		12,900	(74)	197	123	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		6,700	(93)	69	0	(24)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.855		10,100	(632)	660	28	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		34,913	(5,148)	5,174	26	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629		27,700	(7,297)	6,688	0	(609)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		10,700	(970)	790	0	(180)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		2,400	(138)	159	21	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.480		24,800	(1,538)	1,767	229	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%	$	63,750	$(5,055)	$5,435	$380	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114		25,000	(923)	816	0	(107)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.797		37,400	(4,441)	2,650	0	(1,791)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.844		19,860	(2,139)	1,100	0	(1,039)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		77,200	(4,906)	3,970	0	(936)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		15,400	(1,086)	783	0	(303)
	Springleaf Finance Corp.	5.000	Quarterly	09/20/2021	1.946		4,400	329	176	505	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.906		5,100	492	19	511	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		38,700	(500)	93	0	(407)
	Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.506	EUR	3,900	(351)	358	7	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.291	$	12,900	(564)	702	138	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		7,200	(786)	791	5	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		49,313	(2,734)	3,172	438	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.480		138,700	(8,809)	10,090	1,281	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820		18,390	(1,472)	1,582	110	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.797		30,700	(3,329)	1,859	0	(1,470)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.844		26,300	(2,281)	906	0	(1,375)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.770		300	1	2	3	0
	Shire Acquisitions Investments Ireland DAC+	1.000	Quarterly	12/20/2021	1.079	EUR	18,200	(676)	470	0	(206)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.906	$	6,300	608	23	631	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.533		15,400	(653)	728	75	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414		17,000	17	159	176	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.343		13,800	(351)	511	160	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		3,000	(283)	233	0	(50)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		19,100	(1,327)	951	0	(376)
GST	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.533		30,800	(1,313)	1,464	151	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.681		34,500	(1,171)	1,343	172	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.374		12,900	(74)	197	123	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		24,000	(303)	51	0	(252)
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	1.066		7,300	(1,106)	1,096	0	(10)

40	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	1.102%	$	48,200	$(288)	$62	$0	$(226)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847		21,800	(3,761)	3,034	0	(727)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		21,950	(2,327)	2,343	16	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099		900	(134)	132	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.276		9,600	(1,402)	1,329	0	(73)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629		30,407	(8,279)	7,610	0	(669)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		1,900	(176)	144	0	(32)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.293		19,000	(779)	917	138	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		42,400	(1,409)	1,786	377	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.480		9,700	(600)	690	90	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.647		3,100	(577)	605	28	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	0.716		2,700	(368)	389	21	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820		10,800	(821)	885	64	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.414		76,300	(1,669)	154	0	(1,515)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.797		8,400	(950)	548	0	(402)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		9,400	(601)	487	0	(114)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		62,300	(4,361)	3,135	0	(1,226)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2019	1.139		4,100	332	19	351	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291		3,100	267	98	365	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.533		11,500	(490)	546	56	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.374		12,900	(62)	185	123	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		18,350	(279)	213	0	(66)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.291		25,800	(1,059)	1,336	277	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.343		5,200	(161)	221	60	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		7,800	(51)	15	0	(36)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		79,102	(7,962)	8,020	58	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099		10,600	(1,795)	1,773	0	(22)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.276		3,140	(445)	421	0	(24)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629		13,900	(4,157)	3,851	0	(306)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		6,600	(605)	494	0	(111)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.293		34,500	(1,400)	1,650	250	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		38,300	(1,615)	1,956	341	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.480		40,240	(2,226)	2,598	372	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820		26,370	(2,048)	2,205	157	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.797		18,340	(1,888)	1,010	0	(878)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.844		14,861	(2,032)	1,255	0	(777)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		26,700	(1,655)	1,331	0	(324)
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.533		19,300	(823)	917	94	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.681		13,500	(602)	669	67	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.374		12,900	(56)	179	123	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.291		12,900	(564)	702	138	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.343		22,200	(766)	1,023	257	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		13,418	(1,236)	1,246	10	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.847%	$	7,400	$(1,201)	$954	$0	$(247)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.293		42,700	(1,761)	2,070	309	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		27,300	(824)	1,067	243	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.480		31,700	(2,220)	2,513	293	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.773		34,600	(3,812)	4,052	240	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820		37,800	(4,481)	4,706	225	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114		34,400	(1,340)	1,193	0	(147)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.797		9,200	(845)	405	0	(440)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		11,600	(819)	591	0	(228)
MYC	Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	14.023		1,200	(330)	26	0	(304)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		50,100	(4,637)	4,674	37	0
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.424		1,400	(150)	176	26	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.416		5,000	(289)	333	44	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820		9,100	(1,126)	1,180	54	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		7,600	(534)	384	0	(150)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.770		26,500	107	177	284	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		9,700	(597)	479	0	(118)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		39,700	(2,847)	2,065	0	(782)
UAG	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501		800	(59)	43	0	(16)

								$(173,516)	$163,554	$11,843	$(21,805)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$43,619	$(24,481)	$20,559	$0	$(3,922)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,316	(3,024)	1,832	0	(1,192)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	187,090	(5,256)	6,562	1,306	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	117	98	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	12,448	(2,961)	1,987	0	(974)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	13,717	(7,750)	6,517	0	(1,233)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	12,387	(440)	526	86	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	817	225	0
	PrimeX.ARM.2-AAA Index +	4.580	Monthly	12/25/2037	4,862	194	(132)	62	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	20,636	(10,060)	8,003	0	(2,057)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	105,343	(59,289)	49,818	0	(9,471)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	49,547	(2,086)	2,432	346	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,005	185	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	19,203	(10,802)	9,076	0	(1,726)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	17,741	(10,091)	6,114	0	(3,977)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	373	0	(633)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	157,560	(4,281)	5,381	1,100	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	192,300	(8,719)	9,930	1,211	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	40,682	2,199	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	991	0	(14)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	330	122	0

42	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$27,958	$(24,849)	$17,026	$0	$(7,823)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	177,217	(99,630)	83,697	0	(15,933)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	103,653	(58,960)	35,722	0	(23,238)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	285,887	(9,288)	11,283	1,995	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	319,100	(10,824)	12,833	2,009	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	9,319	623	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	70,000	(1,616)	1,520	0	(96)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	660	245	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	18,536	(4,203)	2,753	0	(1,450)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	66,525	(27,479)	21,498	0	(5,981)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,316	(1,850)	658	0	(1,192)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	249,950	(5,339)	2,788	0	(2,551)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	202,950	(7,363)	8,779	1,416	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,600	(4,228)	4,962	734	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	204,900	(12,994)	13,751	757	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	253,100	(12,982)	12,635	0	(347)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	25,000	(1,882)	2,019	137	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	938	(394)	131	0	(263)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	9	0	(75)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	13,717	(7,698)	6,465	0	(1,233)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	2,248	0	(3,259)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,600	(4,532)	5,165	633	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	37,525	2,175	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	2,272	0	(412)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	14,624	(2,914)	1,770	0	(1,144)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8,081	(326)	382	56	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,800	(2,567)	2,874	307	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,980	537	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	12,185	0	(217)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	143,650	(18,675)	7,439	0	(11,236)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	21,946	(12,317)	10,344	0	(1,973)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	13,289	(7,559)	4,580	0	(2,979)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	543	0	(830)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	175,397	(4,831)	6,055	1,224	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	127,000	(4,348)	5,148	800	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,750	240	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	883	0	(12)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	911	229	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	356,700	(6,361)	2,720	0	(3,641)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,408	152	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	56,979	(2,085)	2,483	398	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,400	(820)	936	116	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,294	192	0

						$(639,019)	$549,717	$21,915	$(111,217)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021		AUD	97,200	$(138)	$9,357	$9,219	$0
DUB	Pay	3-Month USD-LIBOR	2.140	Semi-Annual	11/15/2022	$		10,000,000	217	5,411	5,628	0
GLM	Pay	3-Month USD-LIBOR	2.050	Semi-Annual	11/15/2022			5,000,000	25	(8,291)	0	(8,266)
	Pay	3-Month USD-LIBOR	2.120	Semi-Annual	11/16/2022			6,476,000	1,004	261	1,265	0
	Pay	3-Month USD-LIBOR	2.155	Semi-Annual	11/21/2022			3,230,000	(65)	1,975	1,910	0
	Pay	3-Month USD-LIBOR	2.160	Semi-Annual	11/29/2022			3,236,000	356	2,804	3,160	0
	Pay	3-Month USD-LIBOR	2.030	Semi-Annual	12/13/2022			5,000,000	(450)	(15,735)	0	(16,185)
	Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023			8,000,000	4,603	(8,162)	0	(3,559)
	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021		AUD	145,800	(205)	14,034	13,829	0
MYC	Pay	3-Month USD-LIBOR	2.230	Semi-Annual	10/17/2022			10,000,000	3,320	19,562	22,882	0
	Pay	3-Month USD-LIBOR	2.053	Semi-Annual	12/06/2022			3,199,000	0	(7,231)	0	(7,231)
	Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/07/2022	$		6,057,000	273	(23,125)	0	(22,852)
	Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028			3,034,600	0	(4,791)	0	(4,791)
	Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023			3,012,000	1,114	(12,008)	0	(10,894)
	Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023			3,000,000	1,509	(2,743)	0	(1,234)
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022		AUD	128,000	(102)	12,024	11,922	0

									$11,461	$(16,658)	$69,815	$(75,012)

Total Swap Agreements									$(801,049)	$696,681	$103,675	$(208,043)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Summary Schedule of Investments PIMCO Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(20,381)	$0	$0	$(20,381)	$(20,381)	$22,097	$1,716
BOA	61,428	0	2,175	63,603	(34,981)	0	(7,632)	(42,613)	20,990	(28,560)	(7,570)
BPS	2,892	0	191	3,083	(197,168)	0	(190)	(197,358)	(194,275)	203,419	9,144
BRC	0	0	10,904	10,904	(1,673)	0	(7,196)	(8,869)	2,035	(2,204)	(169)
CBK	11,865	0	3,024	14,889	(26,319)	0	(14,986)	(41,305)	(26,416)	22,723	(3,693)
DUB	6,651	0	11,302	17,953	(69,473)	0	(6,776)	(76,249)	(58,296)	54,948	(3,348)
FBF	0	0	4,872	4,872	(14,287)	0	(47,194)	(61,481)	(56,609)	62,497	5,888
FICC	1,302	0	0	1,302	0	0	0	0	1,302	(1,110)	192
GLM	38,310	0	20,164	58,474	(40,110)	0	(28,010)	(68,120)	(9,646)	4,545	(5,101)
GST	0	0	5,042	5,042	0	0	(16,769)	(16,769)	(11,727)	13,774	2,047
HUS	7,703	0	1,694	9,397	(73,336)	0	(2,544)	(75,880)	(66,483)	61,440	(5,043)
IND	0	0	0	0	(329)	0	0	(329)	(329)	0	(329)
JPM	9,904	0	1,999	11,903	(152,771)	0	(2,662)	(155,433)	(143,530)	132,910	(10,620)
JPS	0	0	2,808	2,808	0	0	(3,671)	(3,671)	(863)	1,560	697
MEI	0	0	900	900	0	0	(1,361)	(1,361)	(461)	785	324
MSB	10,345	0	0	10,345	(43,334)	0	0	(43,334)	(32,989)	33,230	241
MYC	0	0	25,536	25,536	0	0	(64,495)	(64,495)	(38,959)	(25,814)	(64,773)
NAB	128	0	0	128	(127)	0	0	(127)	1	0	1
NGF	68	0	284	352	(24,869)	0	(900)	(25,769)	(25,417)	24,779	(638)
SAL	0	0	152	152	0	0	(3,641)	(3,641)	(3,489)	3,999	510
SCX	61,727	0	0	61,727	(66,143)	0	0	(66,143)	(4,416)	(273)	(4,689)
SOG	5,119	0	0	5,119	(2,530)	0	0	(2,530)	2,589	(2,000)	589
TOR	110	0	0	110	(30,101)	0	0	(30,101)	(29,991)	28,157	(1,834)
UAG	222	0	12,628	12,850	(917)	0	(16)	(933)	11,917	(11,990)	(73)

Total Over the Counter	$217,774	$0	$103,675	$321,449	$(798,849)	$0	$(208,043)	$(1,006,892)

(r)	Securities with an aggregate market value of $702,974 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

44	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,220	$1,220
Swap Agreements	0	6,670	0	0	66,481	73,151

	$0	$6,670	$0	$0	$67,701	$74,371

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$217,774	$0	$217,774
Swap Agreements	0	33,860	0	0	69,815	103,675

	$0	$33,860	$0	$217,774	$69,815	$321,449

	$0	$40,530	$0	$217,774	$137,516	$395,820

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,925	$4,925
Swap Agreements	0	5,885	0	0	32,214	38,099

	$0	$5,885	$0	$0	$37,139	$43,024

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$798,849	$0	$798,849
Swap Agreements	0	133,031	0	0	75,012	208,043

	$0	$133,031	$0	$798,849	$75,012	$1,006,892

	$0	$138,916	$0	$798,849	$112,151	$1,049,916

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(9,656)	$1,100	$(8,556)
Swap Agreements	0	200,617	0	0	(480,536)	(279,919)

	$0	$200,617	$0	$(9,656)	$(479,436)	$(288,475)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(576,273)	$0	$(576,273)
Written Options	0	0	0	7,399	0	7,399
Swap Agreements	0	59,873	0	0	165,740	225,613

	$0	$59,873	$0	$(568,874)	$165,740	$(343,261)

	$0	$260,490	$0	$(578,530)	$(313,696)	$(631,736)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Summary Schedule of Investments PIMCO Income Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$2,089	$(9,415)	$(7,326)
Swap Agreements	0	(193,546)	0	0	442,183	248,637

	$0	$(193,546)	$0	$2,089	$432,768	$241,311

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(290,270)	$0	$(290,270)
Swap Agreements	0	92,865	0	0	(115,187)	(22,322)

	$0	$92,865	$0	$(290,270)	$(115,187)	$(312,592)

	$0	$(100,681)	$0	$(288,181)	$317,581	$(71,281)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,740,132	$178,263	$3,918,395
Corporate Bonds & Notes
Banking & Finance	1,280	11,575,433	1,386,630	12,963,343
Industrials	10,306	3,913,333	5,534	3,929,173
Utilities	0	2,910,617	0	2,910,617
Convertible Bonds & Notes
Banking & Finance	0	32,484	0	32,484
Municipal Bonds & Notes
California	0	6,886	0	6,886
Illinois	0	157,838	0	157,838
Iowa	0	132	0	132
Missouri	0	46,612	0	46,612
New York	0	1,399	0	1,399
Texas	0	366	0	366
U.S. Government Agencies	0	14,984,807	0	14,984,807
U.S. Treasury Obligations	0	28,732,913	0	28,732,913
Non-Agency Mortgage-Backed Securities	0	13,692,844	599,424	14,292,268
Asset-Backed Securities	0	22,007,387	75,311	22,082,698
Sovereign Issues	0	10,268,356	0	10,268,356
Common Stocks
Financials	0	0	6,589	6,589
Health Care	0	155	0	155
Industrials	0	0	4,082	4,082
Warrants
Industrials	0	0	261	261
Information Technology	0	0	7	7
Utilities	34	0	0	34
Convertible Preferred Securities
Banking & Finance	0	1,052	0	1,052
Preferred Securities
Banking & Finance	0	16323	11,296	27,619
Industrials	0	0	12,041	12,041

46	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Certificates of Deposit	$0	$687,902	$0	$687,902
Repurchase Agreements	0	100,198	0	100,198
Argentina Treasury Bills	0	280,670	0	280,670
Mexico Treasury Bills	0	579,736	0	579,736
U.S. Treasury Bills	0	188,522	0	188,522
	$11,620	$113,926,097	$2,279,438	$116,217,155

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,719,890	0	0	2,719,890
	$2,719,890	$0	$0	$2,719,890

Total Investments	$2,731,510	$113,926,097	$2,279,438	$118,937,045

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,540,099)	$0	$(9,540,099)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,220	72,133	0	73,353
Over the counter	0	321,285	164	321,449
	$1,220	$393,418	$164	$394,802

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,925)	(37,965)	0	(42,890)
Over the counter	0	(1,006,686)	(206)	(1,006,892)
	$(4,925)	$(1,044,651)	$(206)	$(1,049,782)

Total Financial Derivative Instruments	$(3,705)	$(651,233)	$(42)	$(654,980)

Totals	$2,727,805	$103,734,765	$2,279,396	$108,741,966

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Summary Schedule of Investments PIMCO Income Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$123,008	$(107,033)	$95	$82	$(4,511)	$0	$0	$178,263	$(2,711)
Corporate Bonds & Notes
Banking & Finance	1,345,042	49,928	0	92	0	(8,432)	0	0	1,386,630	(8,432)
Industrials	88,498	0	(88,246)	(6)	(30)	7,501	0	(2,183)	5,534	7,563
Utilities	7,029	42	(4,837)	0	(10,505)	8,271	0	0	0	0
Municipal Bonds & Notes
Missouri	56,390	0	(10,700)	150	622	150	0	(46,612)	0	162
Non-Agency Mortgage-Backed Securities	648,464	0	(5,674)	(1,871)	759	(42,254)	0	0	599,424	(7,143)
Asset-Backed Securities	165,215	53,596	(6,506)	344	363	(401)	0	(137,300)	75,311	8,521
Common Stocks
Financials	1,728	4,589	0	0	0	272	0	0	6,589	272
Industrials	0	3,896	0	0	0	186	0	0	4,082	186
Warrants
Industrials	0	0	0	0	0	261	0	0	261	261
Information Technology	6	0	0	0	0	1	0	0	7	1
Preferred Securities
Banking and Finance	0	11,296	0	0	0	0	0	0	11,296	0
Industrials	0	12,675	0	0	0	(634)	0	0	12,041	(634)

	$2,478,994	$259,030	$(222,996)	$(1,196)	$(8,709)	$(39,590)	$0	$(186,095)	$2,279,438	$(1,955)

Financial Derivative Instruments - Assets
Over the counter	$77	$0	$(97)	$0	$(40)	$224	$0	$0	$164	$224

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$0	$0	$0	$(4)	$0	$0	$(206)	$(4)

Totals	$2,478,869	$259,030	$(223,093)	$(1,196)	$(8,749)	$(39,370)	$0	$(186,095)	$2,279,396	$(1,735)

48	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$965	Other Valuation Techniques(3)	—	—
	109,933	Proxy Pricing	Base Price	100.050-102.500
	67,365	Third Party Vendor	Broker Quote	67.500-100.375
Corporate Bonds & Notes
Banking & Finance	1,386,630	Proxy Pricing	Base Price	85.125-95.020
Industrials	5,534	Proxy Pricing	Base Price	104.390-111.000
Non-Agency Mortgage-Backed Securities	599,164	Proxy Pricing	Base Price	92.125-103.217
	260	Third Party Vendor	Broker Quote	88.000
Asset-Backed Securities	23,215	Proxy Pricing	Base Price	2.797-100.250
	52,096	Third Party Vendor	Broker Quote	99.993
Common Stocks
Financials	6,589	Other Valuation Techniques(3)	—	—
Industrials	4,082	Other Valuation Techniques(3)	—	—
Warrants
Industrials	261	Other Valuation Techniques(3)	—	—
Information Technology	7	Other Valuation Techniques(3)	—	—
Preferred Securities
Banking and Finance	11,296	Proxy Pricing	Broker Quote	20.833
Industrials	12,041	Indicative Market Quotation	Broker Quote	$950.00

Financial Derivative Instruments - Assets
Over the counter	164	Other Valuation Techniques	—	—

Financial Derivative Instruments - Liabilities
Over the counter	(206)	Indicative Market Quotation	Broker Quote	$(0.99)

Total	$2,279,396

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities

50	PIMCO INCOME FUND

(Unaudited)

September 30, 2017

denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

52	PIMCO INCOME FUND

(Unaudited)

September 30, 2017

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes

54	PIMCO INCOME FUND

(Unaudited)

September 30, 2017

are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

56	PIMCO INCOME FUND

(Unaudited)

September 30, 2017

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Notes to Financial Statements (Cont.)

models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative

58	PIMCO INCOME FUND

(Unaudited)

September 30, 2017

Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$712,019	$23,960,246	$(21,952,200)	$(166)	$(9)	$2,719,890	$5,846	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund

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Notes to Financial Statements (Cont.)

may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had $524,380,750 unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities.

60	PIMCO INCOME FUND

(Unaudited)

September 30, 2017

Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not

62	PIMCO INCOME FUND

(Unaudited)

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represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous

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Notes to Financial Statements (Cont.)

agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

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(Unaudited)

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial

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Notes to Financial Statements (Cont.)

derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of

66	PIMCO INCOME FUND

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centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

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(Unaudited)

September 30, 2017

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter

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Notes to Financial Statements (Cont.)

into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board

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has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the

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Notes to Financial Statements (Cont.)

issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the

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preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond

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Notes to Financial Statements (Cont.)

coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.20%	0.29%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

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The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000,

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Notes to Financial Statements (Cont.)

the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$184,662	$138,570

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund

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enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$133,987,836	$124,015,568	$15,990,369	$4,831,905

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	919,442	$11,359,043	1,267,500	$15,243,952
Class P	482,793	5,962,420	681,406	8,191,681
Administrative Class	9,154	113,008	18,400	220,987
Class D	279,869	3,456,735	390,487	4,693,227
Class A	203,908	2,517,918	306,480	3,681,017
Class C	125,077	1,545,195	207,313	2,487,563
Class R	7,669	94,675	13,371	160,484

Issued as reinvestment of distributions
Institutional Class	76,623	947,844	114,292	1,375,749
Class P	31,752	392,781	46,722	562,480
Administrative Class	772	9,547	1,162	13,989
Class D	26,046	322,162	43,886	528,016
Class A	18,495	228,768	31,430	378,155
Class C	12,338	152,597	22,558	271,410
Class R	678	8,393	1,073	12,915

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Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(222,028)	$(2,743,706)	(534,343)	$(6,416,938)
Class P	(129,306)	(1,597,511)	(270,885)	(3,255,014)
Administrative Class	(7,450)	(92,169)	(14,697)	(175,309)
Class D	(148,085)	(1,830,252)	(261,440)	(3,138,110)
Class A	(92,568)	(1,143,307)	(211,100)	(2,534,410)
Class C	(85,038)	(1,049,004)	(133,916)	(1,609,635)
Class R	(2,700)	(33,376)	(5,265)	(63,300)
Net increase (decrease) resulting from Fund share transactions	1,507,441	$18,621,761	1,714,434	$20,628,909

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

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As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Income Fund

Short-Term	Long-Term
$ 0	$ 0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$104,836,340	$6,112,378	$(2,293,757)	$3,818,621
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

Effective October 2, 2017, the supervisory and administrative fee for Class D increased by 0.11%, and the supervisory and administrative fee for all other classes increased by 0.05%. The new supervisory and administrative fee for each class is noted in the following table:

Share Class	New Supervisory & Administrative Fee
Institutional	0.25%
P	0.35%
Administrative	0.25%
D	0.40%
A	0.40%
C	0.40%
R	0.40%

There were no other subsequent events identified that require recognition or disclosure.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CHF	Swiss Franc	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company

80	PIMCO INCOME FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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(Unaudited)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

84	PIMCO INCOME FUND

(Unaudited)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

86	PIMCO INCOME FUND

(Unaudited)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

88	PIMCO INCOME FUND

(Unaudited)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

90	PIMCO INCOME FUND

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4013SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Low Duration Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO LOW DURATION FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO LOW DURATION FUND

Important Information About the PIMCO Low Duration Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Low Duration Fund (Cont.)

and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper

6	PIMCO LOW DURATION FUND

that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	01/03/95	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Low Duration Fund (Cont.)

available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO LOW DURATION FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Low Duration Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	1.36%	1.91%	1.18%	3.22%	5.57%
PIMCO Low Duration Fund Class P	1.31%	1.81%	1.08%	3.12%	5.49%
PIMCO Low Duration Fund Administrative Class	1.24%	1.66%	0.93%	2.97%	5.31%
PIMCO Low Duration Fund Class D	1.22%	1.62%	0.89%	2.92%	5.27%
PIMCO Low Duration Fund Class A	1.19%	1.57%	0.84%	2.85%	5.12%
PIMCO Low Duration Fund Class A (adjusted)	(1.08)%	(0.72)%	0.38%	2.62%	5.01%
PIMCO Low Duration Fund Class C	1.04%	1.26%	0.53%	2.50%	4.65%
PIMCO Low Duration Fund Class C (adjusted)	0.04%	0.26%	0.53%	2.50%	4.65%
PIMCO Low Duration Fund Class R	1.07%	1.31%	0.58%	2.60%	4.86%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.41%	0.24%	0.63%	1.70%	4.59%
Lipper Short Investment Grade Debt Funds Average	1.03%	1.46%	1.14%	2.16%	4.69%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.53% for Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.82% for Class D shares, 0.87% for Class A shares, 1.17% for Class C shares, and 1.12% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	Class P - PLDPX	Administrative Class - PLDAX	Class D - PLDDX
Class A - PTLAX	Class C - PTLCX	Class R - PLDRX

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	32.2%
Corporate Bonds & Notes	30.8%
U.S. Government Agencies	25.2%
Sovereign Issues	4.1%
Asset-Backed Securities	4.0%
Other	3.7%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, due to underweight exposure to U.S. 1-3 year interest rates and as front-end U.S. interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Underweight exposure to French interest rates detracted from performance, as French interest rates fell.

»	Long euro, Japanese yen, and British pound positions versus U.S. dollar positions contributed to performance, as those currencies appreciated versus the U.S. dollar.

»

Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance mainly during the first half of the reporting period, as these securities posted negative total returns during this time period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Low Duration Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,013.60	$2.36	$1,000.00	$1,022.59	$2.37	0.47%
Class P	1,000.00	1,013.10	2.86	1,000.00	1,022.09	2.87	0.57
Administrative Class	1,000.00	1,012.40	3.61	1,000.00	1,021.34	3.63	0.72
Class D	1,000.00	1,012.20	3.81	1,000.00	1,021.14	3.83	0.76
Class A	1,000.00	1,011.90	4.06	1,000.00	1,020.89	4.08	0.81
Class C	1,000.00	1,010.40	5.56	1,000.00	1,019.40	5.59	1.11
Class R	1,000.00	1,010.70	5.31	1,000.00	1,019.65	5.34	1.06

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO LOW DURATION FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Low Duration Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$9.85	$0.09	$0.04	$0.13	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.87	0.21	(0.02)	0.19	(0.17)	0.00	(0.04)	(0.21)
03/31/2016	10.09	0.20	(0.17)	0.03	(0.21)	0.00	(0.04)	(0.25)
03/31/2015	10.34	0.14	(0.02)	0.12	(0.37)	0.00	0.00	(0.37)
03/31/2014	10.50	0.11	(0.10)	0.01	(0.16)	(0.01)	0.00	(0.17)
03/31/2013	10.40	0.15	0.35	0.50	(0.29)	(0.11)	0.00	(0.40)
Class P
04/01/2017 - 09/30/2017+	9.85	0.08	0.05	0.13	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.87	0.20	(0.02)	0.18	(0.16)	0.00	(0.04)	(0.20)
03/31/2016	10.09	0.19	(0.17)	0.02	(0.20)	0.00	(0.04)	(0.24)
03/31/2015	10.34	0.13	(0.02)	0.11	(0.36)	0.00	0.00	(0.36)
03/31/2014	10.50	0.10	(0.10)	0.00	(0.15)	(0.01)	0.00	(0.16)
03/31/2013	10.40	0.14	0.34	0.48	(0.27)	(0.11)	0.00	(0.38)
Administrative Class
04/01/2017 - 09/30/2017+	9.85	0.07	0.05	0.12	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.87	0.19	(0.03)	0.16	(0.14)	0.00	(0.04)	(0.18)
03/31/2016	10.09	0.18	(0.18)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.12	(0.02)	0.10	(0.35)	0.00	0.00	(0.35)
03/31/2014	10.50	0.09	(0.10)	(0.01)	(0.14)	(0.01)	0.00	(0.15)
03/31/2013	10.40	0.13	0.34	0.47	(0.26)	(0.11)	0.00	(0.37)
Class D
04/01/2017 - 09/30/2017+	9.85	0.07	0.05	0.12	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.87	0.18	(0.02)	0.16	(0.14)	0.00	(0.04)	(0.18)
03/31/2016	10.09	0.17	(0.17)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.11	(0.02)	0.09	(0.34)	0.00	0.00	(0.34)
03/31/2014	10.50	0.09	(0.11)	(0.02)	(0.13)	(0.01)	0.00	(0.14)
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)	0.00	(0.36)
Class A
04/01/2017 - 09/30/2017+	9.85	0.07	0.05	0.12	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.87	0.18	(0.03)	0.15	(0.13)	0.00	(0.04)	(0.17)
03/31/2016	10.09	0.17	(0.17)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.11	(0.02)	0.09	(0.34)	0.00	0.00	(0.34)
03/31/2014	10.50	0.08	(0.10)	(0.02)	(0.13)	(0.01)	0.00	(0.14)
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)	0.00	(0.36)

14	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.90	1.36%	$6,637,436	0.47	%*	0.47	%*	0.46	%*	0.46	%*	1.75	%*	250%
9.85	1.93	6,206,986	0.53		0.53		0.46		0.46		2.14		415
9.87	0.31	6,579,406	0.51		0.51		0.46		0.46		2.03		186
10.09	1.22	8,159,144	0.46		0.46		0.46		0.46		1.37		110
10.34	0.09	14,841,581	0.46		0.46		0.46		0.46		1.11		248
10.50	4.76	15,017,652	0.46		0.46		0.46		0.46		1.44		445

9.90	1.31	672,613	0.57	*	0.57	*	0.56	*	0.56	*	1.66	*	250
9.85	1.83	690,627	0.63		0.63		0.56		0.56		2.05		415
9.87	0.21	848,525	0.61		0.61		0.56		0.56		1.95		186
10.09	1.12	1,149,185	0.56		0.56		0.56		0.56		1.27		110
10.34	(0.01)	2,338,918	0.56		0.56		0.56		0.56		1.01		248
10.50	4.66	2,097,525	0.56		0.56		0.56		0.56		1.36		445

9.90	1.24	107,083	0.72	*	0.72	*	0.71	*	0.71	*	1.52	*	250
9.85	1.67	122,997	0.78		0.78		0.71		0.71		1.90		415
9.87	0.06	179,319	0.76		0.76		0.71		0.71		1.81		186
10.09	0.97	302,533	0.71		0.71		0.71		0.71		1.12		110
10.34	(0.16)	522,884	0.71		0.71		0.71		0.71		0.87		248
10.50	4.50	710,182	0.71		0.71		0.71		0.71		1.21		445

9.90	1.22	623,773	0.76	*	0.76	*	0.75	*	0.75	*	1.47	*	250
9.85	1.63	676,388	0.82		0.82		0.75		0.75		1.85		415
9.87	0.02	837,223	0.80		0.80		0.75		0.75		1.74		186
10.09	0.93	1,097,885	0.75		0.75		0.75		0.75		1.08		110
10.34	(0.20)	1,711,864	0.75		0.75		0.75		0.75		0.83		248
10.50	4.46	2,053,619	0.75		0.75		0.75		0.75		1.15		445

9.90	1.19	846,433	0.81	*	0.81	*	0.80	*	0.80	*	1.42	*	250
9.85	1.58	846,122	0.87		0.87		0.80		0.80		1.81		415
9.87	(0.03)	1,087,057	0.85		0.85		0.80		0.80		1.71		186
10.09	0.88	1,508,086	0.80		0.80		0.80		0.80		1.04		110
10.34	(0.25)	3,043,735	0.80		0.80		0.80		0.80		0.78		248
10.50	4.41	3,713,284	0.80		0.80		0.80		0.80		1.10		445

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Low Duration Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2017 - 09/30/2017+	$9.85	$0.06	$0.04	$0.10	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)
03/31/2016	10.09	0.14	(0.17)	(0.03)	(0.15)	0.00	(0.04)	(0.19)
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00	0.00	(0.31)
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)	0.00	(0.11)
03/31/2013	10.40	0.08	0.35	0.43	(0.22)	(0.11)	0.00	(0.33)
Class R
04/01/2017 - 09/30/2017+	9.85	0.06	0.04	0.10	(0.05)	0.00	0.00	(0.05)
03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)
03/31/2016	10.09	0.14	(0.17)	(0.03)	(0.15)	0.00	(0.04)	(0.19)
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00	0.00	(0.31)
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)	0.00	(0.11)
03/31/2013	10.40	0.09	0.34	0.43	(0.22)	(0.11)	0.00	(0.33)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.90	1.04%	$324,813	1.11	%*	1.11	%*	1.10	%*	1.10	%*	1.13	%*	250%
9.85	1.28	454,562	1.17		1.17		1.10		1.10		1.50		415
9.87	(0.33)	575,727	1.15		1.15		1.10		1.10		1.39		186
10.09	0.58	700,338	1.10		1.10		1.10		1.10		0.74		110
10.34	(0.55)	959,812	1.10		1.10		1.10		1.10		0.47		248
10.50	4.10	1,036,641	1.10		1.10		1.10		1.10		0.80		445

9.90	1.07	73,692	1.06	*	1.06	*	1.05	*	1.05	*	1.17	*	250
9.85	1.33	80,013	1.12		1.12		1.05		1.05		1.55		415
9.87	(0.28)	91,703	1.10		1.10		1.05		1.05		1.43		186
10.09	0.63	105,708	1.05		1.05		1.05		1.05		0.79		110
10.34	(0.50)	135,958	1.05		1.05		1.05		1.05		0.53		248
10.50	4.15	131,888	1.05		1.05		1.05		1.05		0.85		445

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$10,197,484
Investments in Affiliates	2,043,659
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,398
Over the counter	61,366
Cash	1
Deposits with counterparty	34,113
Foreign currency, at value	5,590
Receivable for investments sold	37,083
Receivable for TBA investments sold	1,387,794
Receivable for Fund shares sold	6,267
Interest and/or dividends receivable	29,223
Dividends receivable from Affiliates	2,340
Total Assets	13,806,318

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$13,037
Payable for short sales	10,604
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,475
Over the counter	167,260
Payable for investments purchased	165,033
Payable for investments in Affiliates purchased	2,340
Payable for TBA investments purchased	4,113,990
Deposits from counterparty	21,076
Payable for Fund shares redeemed	18,137
Distributions payable	1,174
Accrued investment advisory fees	1,974
Accrued supervisory and administrative fees	1,832
Accrued distribution fees	256
Accrued servicing fees	266
Other liabilities	21
Total Liabilities	4,520,475

Net Assets	$9,285,843

Net Assets Consist of:
Paid in capital	$9,613,825
Undistributed (overdistributed) net investment income	(21,236)
Accumulated undistributed net realized gain (loss)	(365,727)
Net unrealized appreciation (depreciation)	58,981
Net Assets	$9,285,843

Cost of investments in securities	$10,038,341
Cost of investments in Affiliates	$2,043,273
Cost of foreign currency held	$5,624
Proceeds received on short sales	$10,595
Cost or premiums of financial derivative instruments, net	$(1,897)

* Includes repurchase agreements of:	$456

18	PIMCO LOW DURATION FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$6,637,436
Class P	672,613
Administrative Class	107,083
Class D	623,773
Class A	846,433
Class C	324,813
Class R	73,692
Shares Issued and Outstanding:
Institutional Class	670,374
Class P	67,934
Administrative Class	10,815
Class D	63,000
Class A	85,488
Class C	32,806
Class R	7,443
Net Asset Value Per Share Outstanding:
Institutional Class	$9.90
Class P	9.90
Administrative Class	9.90
Class D	9.90
Class A	9.90
Class C	9.90
Class R	9.90

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Low Duration Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$92,689
Dividends from Investments in Affiliates	9,209
Total Income	101,898

Expenses:
Investment advisory fees	11,464
Supervisory and administrative fees	10,685
Distribution and/or servicing fees - Administrative Class	142
Distribution and/or servicing fees - Class D	810
Distribution fees - Class C	535
Distribution fees - Class R	96
Servicing fees - Class A	1,088
Servicing fees - Class C	446
Servicing fees - Class R	96
Trustee fees	20
Interest expense	236
Miscellaneous expense	1
Total Expenses	25,619

Net Investment Income (Loss)	76,279

Net Realized Gain (Loss):
Investments in securities	58,947
Investments in Affiliates	(59)
Exchange-traded or centrally cleared financial derivative instruments	(37,350)
Over the counter financial derivative instruments	(59,741)
Foreign currency	11,019

Net Realized Gain (Loss)	(27,184)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	88,624
Investments in Affiliates	376
Exchange-traded or centrally cleared financial derivative instruments	17,698
Over the counter financial derivative instruments	(34,229)
Foreign currency assets and liabilities	111

Net Change in Unrealized Appreciation (Depreciation)	72,580

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,675

* Foreign tax withholdings	$21

20	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$76,279	$198,989
Net realized gain (loss)	(27,184)	27,343
Net change in unrealized appreciation (depreciation)	72,580	(47,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	121,675	179,186

Distributions to Shareholders:
From net investment income
Institutional Class	(54,739)	(113,039)
Class P	(5,431)	(12,685)
Administrative Class	(828)	(2,279)
Class D	(4,594)	(11,057)
Class A	(5,954)	(13,799)
Class C	(1,917)	(5,749)
Class R	(427)	(1,026)
Tax basis return of capital
Institutional Class	0	(24,019)
Class P	0	(2,855)
Administrative Class	0	(564)
Class D	0	(2,822)
Class A	0	(3,637)
Class C	0	(1,929)
Class R	0	(331)

Total Distributions(a)	(73,890)	(195,791)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	160,363	(1,104,660)

Total Increase (Decrease) in Net Assets	208,148	(1,121,265)

Net Assets:
Beginning of period	9,077,695	10,198,960
End of period*	$9,285,843	$9,077,695

*Including undistributed (overdistributed) net investment income of:	$(21,236)	$(23,625)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Low Duration Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.8%

CORPORATE BONDS & NOTES 40.6%

BANKING & FINANCE 32.6%
ABN AMRO Bank NV
1.800% due 06/04/2018		$28,900	$28,895
American Tower Corp.
2.800% due 06/01/2020		49,110	49,877
3.450% due 09/15/2021		5,700	5,903
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	1,000	368
Bank of America Corp.
2.000% due 01/11/2018		$4,200	4,205
2.205% (US0003M + 0.870%) due 04/01/2019 ~		42,800	43,195
2.393% (US0003M + 1.070%) due 03/22/2018 ~		10,600	10,646
2.650% due 04/01/2019		15,240	15,381
2.726% (US0003M + 1.420%) due 04/19/2021 ~		25,000	25,730
5.650% due 05/01/2018		25,633	26,222
5.750% due 12/01/2017		8,700	8,760
Barclays Bank PLC
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(h)	GBP	3,700	5,873
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		$18,900	19,744
Blackstone CQP Holdco LP
6.500% due 03/20/2021		40,800	41,412
BRFkredit A/S
1.000% due 01/01/2018	DKK	66,600	10,629
1.000% due 04/01/2018		74,600	11,937
2.000% due 10/01/2017		130,000	20,648
4.000% due 01/01/2018		42,600	6,842
Cantor Fitzgerald LP
6.500% due 06/17/2022		$1,850	2,085
Citigroup, Inc.
1.800% due 02/05/2018		22,500	22,509
2.191% (US0003M + 0.880%) due 07/30/2018 ~		92,600	93,100
2.624% (US0003M + 1.310%) due 10/26/2020 ~		1,400	1,431
2.713% (US0003M + 1.380%) due 03/30/2021 ~		18,369	18,829
Citizens Bank N.A.
2.300% due 12/03/2018		11,300	11,345
2.500% due 03/14/2019		14,000	14,115
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse AG
1.997% (US0003M + 0.680%) due 04/27/2018 ~		$8,350	$8,379
2.001% (US0003M + 0.690%) due 01/29/2018 ~		11,100	11,121
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~		15,000	15,762
3.800% due 09/15/2022		700	727
Eksportfinans ASA
1.570% due 02/14/2018	JPY	1,000,000	8,930
First Republic Bank
2.375% due 06/17/2019		$300	301
Ford Motor Credit Co. LLC
2.220% (US0003M + 0.900%) due 06/15/2018 ~		25,210	25,316
2.243% (US0003M + 0.930%) due 11/04/2019 ~		53,500	53,887
2.875% due 10/01/2018		5,790	5,850
5.000% due 05/15/2018		14,811	15,105
5.750% due 02/01/2021		6,300	6,912
General Motors Financial Co., Inc.
2.664% (US0003M + 1.360%) due 04/10/2018 ~		17,900	17,996
2.864% (US0003M + 1.560%) due 01/15/2020 ~		38,700	39,484
3.200% due 07/13/2020		1,400	1,436
3.364% (US0003M + 2.060%) due 01/15/2019 ~		25,400	25,871
Goldman Sachs Group, Inc.
2.060% (US0003M + 0.730%) due 12/27/2020 ~		39,950	40,123
2.117% (US0003M + 0.800%) due 12/13/2019 ~		5,000	5,040
2.354% (US0003M + 1.040%) due 04/25/2019 ~		8,816	8,908
2.473% (US0003M + 1.160%) due 04/23/2020 ~		2,000	2,033
2.520% (US0003M + 1.200%) due 09/15/2020 ~		6,105	6,223
2.674% (US0003M + 1.360%) due 04/23/2021 ~		19,600	20,045
2.917% (US0003M + 1.600%) due 11/29/2023 ~		20,800	21,585
5.375% due 03/15/2020		5,000	5,371
6.000% due 06/15/2020		9,033	9,921
7.500% due 02/15/2019		4,200	4,512
HSBC USA, Inc.
1.919% (US0003M + 0.610%) due 11/13/2019 ~		60,750	61,028
2.082% (US0003M + 0.770%) due 08/07/2018 ~		4,200	4,223

22	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		$56,500	$56,521
ING Bank NV
2.050% due 08/17/2018		25,700	25,755
2.094% (US0003M + 0.780%) due 08/17/2018 ~		5,700	5,732
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,618
7.125% due 09/01/2018		200	209
JPMorgan Chase & Co.
2.516% (US0003M + 1.205%) due 10/29/2020 ~		29,500	30,206
4.625% due 05/10/2021		400	432
6.000% due 01/15/2018		21,285	21,557
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,000
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,804
2.875% due 01/22/2019		2,400	2,406
3.000% due 10/23/2017		7,525	7,530
Macquarie Bank Ltd.
2.431% (US0003M + 1.120%) due 07/29/2020 ~		56,500	57,455
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		4,500	4,576
Mizuho Bank Ltd.
1.550% due 10/17/2017		300	300
2.450% due 04/16/2019		300	302
Morgan Stanley
2.686% (US0003M + 1.375%) due 02/01/2019 ~		32,000	32,462
5.500% due 01/26/2020		2,100	2,256
6.625% due 04/01/2018		6,000	6,147
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~		19,100	19,124
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	261,000	33,370
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	177,700	28,224
1.000% due 04/01/2018		636,000	101,800
2.000% due 10/01/2017		116,900	18,568
Nuveen Finance LLC
2.950% due 11/01/2019		$400	407
Nykredit Realkredit A/S
1.000% due 10/01/2017	DKK	553,300	87,881
1.000% due 04/01/2018		1,464,500	234,413
1.000% due 07/01/2018		579,800	93,105
1.000% due 10/01/2018		126,400	20,393
2.000% due 10/01/2017		275,600	43,775
2.000% due 01/01/2018		82,900	13,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 04/01/2018	DKK	135,200	$21,739
2.000% due 07/01/2018		22,900	3,705
4.000% due 01/01/2018		49,000	7,866
Pacific Life Global Funding
4.059% (CPI YOY + 2.120%) due 06/02/2018 +~		$7,450	7,317
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,721
Preferred Term Securities Ltd.
1.871% (US0003M + 0.550%) due 03/24/2034 ~		297	277
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	490,300	78,152
1.000% due 04/01/2018		2,746,000	439,499
2.000% due 04/01/2018		310,100	49,863
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$11,300	11,392
2.767% (US0003M + 1.450%) due 11/24/2017 ~		15,900	15,932
Skandinaviska Enskilda Banken AB
3.000% due 06/19/2019	SEK	191,000	24,704
Springleaf Finance Corp.
6.125% due 05/15/2022		$15,675	16,640
Stadshypotek AB
2.500% due 09/18/2019	SEK	797,000	102,811
3.000% due 12/19/2018		300,000	38,322
Sumitomo Mitsui Banking Corp.
1.884% (US0003M + 0.580%) due 01/16/2018 ~		$18,500	18,526
1.976% (US0003M + 0.670%) due 10/19/2018 ~		30,000	30,142
Swedbank Hypotek AB
3.750% due 06/19/2019	SEK	160,000	20,962
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~		$42,500	42,939
2.711% (US0003M + 1.400%) due 11/09/2017 ~		24,500	24,526
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		32,200	32,258
2.029% (US0003M + 0.700%) due 03/26/2018 ~		2,500	2,507
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	305
3.084% (US0003M + 1.780%) due 04/14/2021 ~		51,200	53,061
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		54,900	55,276

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
2.193% (US0003M + 0.880%) due 07/22/2020 ~	$4,600	$4,671
2.656% (US0003M + 1.340%) due 03/04/2021 ~	15,350	15,835
Weyerhaeuser Co.
7.375% due 10/01/2019	3,400	3,755

		3,030,153

INDUSTRIALS 5.9%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	17,100	17,431
Allergan Funding SCS
2.390% (US0003M + 1.080%) due 03/12/2018 ~	15,500	15,552
Amazon.com, Inc.
1.900% due 08/21/2020	5,900	5,917
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	6,000	6,028
6.500% due 07/15/2018	1,950	2,023
AP Moller - Maersk A/S
2.875% due 09/28/2020	1,600	1,621
BAT International Finance PLC
1.830% (US0003M + 0.510%) due 06/15/2018 ~	57,600	57,699
1.850% due 06/15/2018	2,800	2,801
Becton Dickinson and Co.
2.675% due 12/15/2019	6,011	6,086
Boston Scientific Corp.
2.650% due 10/01/2018	1,500	1,514
2.850% due 05/15/2020	13,600	13,833
3.375% due 05/15/2022	4,100	4,210
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	5,100	5,104
Cardinal Health, Inc.
1.950% due 06/15/2018	3,200	3,205
Charter Communications Operating LLC
3.579% due 07/23/2020	13,700	14,071
4.464% due 07/23/2022	4,300	4,546
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021	595	630
CVS Health Corp.
2.800% due 07/20/2020	400	407
Daimler Finance North America LLC
1.650% due 03/02/2018	800	800
1.736% (US0003M + 0.420%) due 03/02/2018 ~	6,500	6,507
2.000% due 08/03/2018	43,500	43,622
2.375% due 08/01/2018	5,125	5,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell International LLC
3.480% due 06/01/2019	$12,087	$12,323
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	17,900	18,052
Energy Transfer LP
2.500% due 06/15/2018	3,000	3,012
6.700% due 07/01/2018	14,393	14,893
9.700% due 03/15/2019	1,500	1,657
General Motors Co.
3.500% due 10/02/2018	4,000	4,066
Georgia-Pacific LLC
2.539% due 11/15/2019	33,800	34,082
GTL Trade Finance, Inc.
7.250% due 10/20/2017	2,000	2,005
Heathrow Funding Ltd.
4.875% due 07/15/2021	300	322
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	400	404
Humana, Inc.
7.200% due 06/15/2018	8,800	9,128
Imperial Brands Finance PLC
2.050% due 02/11/2018	11,203	11,210
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	522	525
Kinder Morgan, Inc.
7.250% due 06/01/2018	7,070	7,320
KLA-Tencor Corp.
2.375% due 11/01/2017	3,000	3,002
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,000	2,004
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,200	2,267
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018	1,800	1,803
2.350% due 03/04/2019	3,475	3,496
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	1,400	1,491
Oracle Corp.
1.900% due 09/15/2021	42,700	42,403
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,424	5,580
QUALCOMM, Inc.
3.000% due 05/20/2022	32,400	33,341
Reynolds American, Inc.
2.300% due 06/12/2018	3,700	3,717
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,628
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	700	718

24	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	$18,500	$18,470
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	8,000	8,058
Time Warner Cable LLC
6.750% due 07/01/2018	1,300	1,346
8.250% due 04/01/2019	5,921	6,439
8.750% due 02/14/2019	2,413	2,622
UnitedHealth Group, Inc.
1.900% due 07/16/2018	7,300	7,320
Volkswagen Group of America Finance LLC
1.756% (US0003M + 0.440%) due 11/20/2017 ~	33,300	33,314
2.450% due 11/20/2019	19,500	19,655
WestRock RKT Co.
4.450% due 03/01/2019	3,155	3,258
Whirlpool Corp.
1.650% due 11/01/2017	9,000	9,001

		548,693

UTILITIES 2.1%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	6,600	6,687
2.263% (US0003M + 0.930%) due 06/30/2020 ~	24,000	24,335
3.000% due 06/30/2022	2,500	2,527
5.000% due 03/01/2021	1,800	1,945
Consumers Energy Co.
6.700% due 09/15/2019	2,700	2,945
DTE Energy Co.
2.400% due 12/01/2019	14,400	14,485
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	7,150	7,230
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	318
Plains All American Pipeline LP
6.500% due 05/01/2018	1,400	1,434
8.750% due 05/01/2019	5,446	5,955
Telstra Corp. Ltd.
3.125% due 04/07/2025	1,000	1,006
Verizon Communications, Inc.
2.946% due 03/15/2022	1,738	1,769
3.376% due 02/15/2025	118,033	118,832

		189,468

Total Corporate Bonds & Notes (Cost $3,636,495)		3,768,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	$336	$338

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.399% (US0003M + 1.100%) due 04/01/2040 ~	2,795	2,838

Total Municipal Bonds & Notes (Cost $3,191)		3,176

U.S. GOVERNMENT AGENCIES 33.2%
Fannie Mae
1.000% due 01/25/2043	2,435	2,252
1.297% (LIBOR01M + 0.060%) due 12/25/2036 ~	987	972
1.357% (LIBOR01M + 0.120%) due 06/25/2034 ~	250	247
1.487% (LIBOR01M + 0.250%) due 01/25/2037 ~	11	11
1.537% (LIBOR01M + 0.300%) due 03/25/2037 - 12/25/2042 ~	1,757	1,752
1.587% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2043 ~	2,207	2,207
1.587% (US0001M + 0.350%) due 03/25/2044 ~	127	127
1.597% (LIBOR01M + 0.360%) due 03/25/2037 ~	95	95
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	1,659	1,668
1.637% (LIBOR01M + 0.400%) due 06/25/2032 - 10/25/2040 ~	269	270
1.687% (LIBOR01M + 0.450%) due 12/25/2040 ~	31	31
1.707% (LIBOR01M + 0.470%) due 07/25/2037 - 12/25/2040 ~	2,944	2,969
1.737% (LIBOR01M + 0.500%) due 08/25/2037 - 05/25/2040 ~	9,056	9,131
1.787% (LIBOR01M + 0.550%) due 09/25/2041 ~	184	186
1.837% (LIBOR01M + 0.600%) due 04/25/2022 ~	1	1
1.887% (LIBOR01M + 0.650%) due 12/25/2037 ~	2,327	2,351
1.898% (COF 11 + 1.250%) due 07/01/2018 ~	1	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.902% (H15T1Y + 1.250%) due 01/01/2021 ~	$3	$3
1.907% (LIBOR01M + 0.670%) due 03/25/2038 ~	57	58
1.937% (LIBOR01M + 0.700%) due 10/25/2037 ~	7,521	7,628
1.987% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	1,411	1,437
2.030% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	592	603
2.080% (12MTA + 1.250%) due 09/01/2041 ~	53	53
2.087% (LIBOR01M + 0.850%) due 02/25/2040 ~	974	994
2.229% (H15T1Y + 1.391%) due 03/01/2035 ~	243	259
2.230% (12MTA + 1.400%) due 10/01/2030 - 11/01/2039 ~	594	599
2.500% due 05/25/2028 (a)	18,185	1,374
2.662% (US0012M + 1.272%) due 10/01/2034 ~	516	533
2.689% (H15T1Y + 2.114%) due 12/01/2033 ~	92	97
2.788% (H15T1Y + 2.095%) due 10/01/2035 ~	938	984
2.814% (US0012M + 1.258%) due 11/01/2034 ~	255	268
2.826% (H15T1Y + 2.257%) due 02/01/2028 ~	51	52
2.839% (US0006M + 1.404%) due 03/01/2035 ~	2,364	2,436
2.960% (H15T1Y + 2.137%) due 06/01/2022 ~	1	1
3.048% (US0012M + 1.423%) due 01/01/2035 ~	1,394	1,456
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	217	229
3.079% (H15T1Y + 2.290%) due 04/01/2024 ~	17	18
3.098% (H15T1Y + 2.348%) due 01/01/2024 ~	44	44
3.199% (US0012M + 1.543%) due 09/01/2035 ~	74	77
3.220% (H15T1Y + 2.095%) due 11/01/2027 ~	14	15
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	252	264
3.249% (US0012M + 1.636%) due 07/01/2035 ~	1,110	1,166
3.255% (US0012M + 1.640%) due 09/01/2035 ~	1,933	2,031
3.257% (US0012M + 1.489%) due 05/01/2035 ~	398	416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.302% (US0012M + 1.651%) due 04/01/2034 ~	$300	$314
3.327% (US0006M + 1.990%) due 03/01/2024 ~	74	75
3.336% (US0012M + 1.586%) due 07/01/2035 ~	1,360	1,425
3.339% (US0006M + 1.964%) due 10/01/2024 ~	69	70
3.375% (US0012M + 1.750%) due 09/01/2032 ~	486	517
3.377% (US0012M + 1.627%) due 05/01/2035 ~	1,251	1,314
3.397% (US0012M + 1.625%) due 08/01/2035 ~	1,441	1,516
3.412% (US0012M + 1.912%) due 11/01/2035 ~	16	17
3.500% (US0012M + 1.750%) due 08/01/2035 ~	455	481
3.633% (US0012M + 1.758%) due 06/01/2035 ~	206	217
3.800% (US0012M + 2.050%) due 06/01/2035 ~	311	333
4.250% due 05/25/2033	663	686
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	43	45
4.489% (COF 11 + 1.250%) due 01/01/2028 ~	6	6
4.491% (COF 11 + 1.250%) due 02/01/2028 ~	1	1
4.500% due 08/01/2018 - 12/01/2046	25,219	27,064
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	27	29
4.813% (LIBOR01M + 6.050%) due 10/25/2042 ~(a)	40,519	7,538
4.913% (LIBOR01M + 6.150%) due 11/25/2042 ~(a)	57,415	9,734
5.000% due 12/25/2017 - 08/01/2040	6,718	7,353
5.000% (COF 11 + 1.250%) due 12/01/2023 ~	2	2
5.007% (COF 11 + 1.250%) due 04/01/2018 ~	3	3
5.263% (LIBOR01M + 6.500%) due 02/25/2037 ~(a)	11,707	1,687
5.413% (LIBOR01M + 6.650%) due 01/25/2042 ~(a)	4,107	729
5.500% due 11/01/2017 - 08/25/2034	21,252	23,476
5.710% (LIBOR01M + 7.875%) due 01/25/2043 ~	5,019	5,311
6.000% due 01/01/2021 - 10/01/2038	3,841	4,221
6.000% due 05/01/2025 - 01/01/2039 (k)	11,624	12,709

26	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/25/2023 - 03/01/2038	$3,308	$3,718
6.500% due 12/25/2042 ~	1,367	1,479
7.000% due 04/01/2034	25	29
8.000% due 11/25/2023 - 11/01/2031	570	684
8.500% due 04/01/2025	38	42
8.800% due 01/25/2019	3	3
9.000% due 03/25/2021 - 04/25/2021	28	30
9.500% due 03/25/2020 - 11/01/2025	99	109
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	378,000	378,901
3.500% due 10/01/2047 - 12/01/2047	777,000	799,558
4.000% due 10/01/2047 - 11/01/2047	677,855	713,162
4.500% due 10/01/2047 - 11/01/2047	784,200	841,408
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	9,913	9,927
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	23	23
Freddie Mac
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	1,301	1,278
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	2,156	2,132
1.539% due 11/25/2019 ~(a)	180,315	4,634
1.564% (LIBOR01M + 0.330%) due 02/15/2037 ~	66	66
1.574% (LIBOR01M + 0.340%) due 02/15/2037 ~	57	57
1.634% (LIBOR01M + 0.400%) due 05/15/2037 ~	20	20
1.684% (LIBOR01M + 0.450%) due 11/15/2030 - 12/15/2031 ~	60	60
1.754% (LIBOR01M + 0.520%) due 05/15/2036 ~	16	16
1.784% (LIBOR01M + 0.550%) due 01/15/2042 ~	57	58
2.000% due 11/15/2026	62,305	62,403
2.084% (LIBOR01M + 0.850%) due 12/15/2039 ~	11	11
2.089% (LIBOR01M + 0.855%) due 01/15/2038 ~	4,787	4,886
2.184% (LIBOR01M + 0.950%) due 10/15/2020 ~	3	3
2.230% (12MTA + 1.400%) due 07/25/2044 ~	356	362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.234% (LIBOR01M + 1.000%) due 03/15/2021 ~	$3	$3
2.740% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	24	25
2.750% (H15T1Y + 2.125%) due 11/01/2022 ~	46	46
2.951% (H15T1Y + 2.075%) due 10/01/2027 ~	11	11
3.000% due 03/15/2027 - 05/15/2027 (a)	32,284	2,627
3.000% due 06/15/2036 - 03/15/2041	3,510	3,560
3.009% (H15T1Y + 2.250%) due 12/01/2022 ~	11	12
3.046% (H15T1Y + 2.212%) due 06/01/2024 ~	9	10
3.077% (US0012M + 1.625%) due 10/01/2035 ~	1,337	1,399
3.122% (H15T1Y + 2.372%) due 01/01/2024 ~	4	4
3.228% due 08/15/2032 ~	56	58
3.235% (H15T1Y + 2.331%) due 09/01/2023 ~	4	4
3.316% (H15T1Y + 2.357%) due 07/01/2027 ~	22	23
3.330% (US0012M + 1.625%) due 04/01/2035 ~	566	598
3.375% (US0012M + 1.625%) due 03/01/2035 ~	551	582
3.387% due 05/15/2040 (a)	11,518	11,502
3.475% (US0012M + 1.725%) due 03/01/2035 - 04/01/2035 ~	782	820
3.488% (US0012M + 1.738%) due 03/01/2035 ~	200	211
3.497% (US0012M + 1.717%) due 07/01/2035 ~	12	13
3.501% (US0012M + 1.751%) due 04/01/2035 ~	103	103
3.568% (US0012M + 2.040%) due 04/01/2035 ~	661	694
3.594% (US0012M + 1.750%) due 08/01/2035 ~	3,845	4,058
3.685% (US0012M + 1.863%) due 05/01/2037 ~	50	52
3.789% (US0012M + 2.167%) due 02/01/2037 ~	44	47
4.000% due 01/15/2024 (a)	249	20
4.716% (LIBOR01M + 5.950%) due 08/15/2043 ~(a)	70,655	13,963
5.000% due 01/01/2026 - 07/01/2041	429	472
5.236% (LIBOR01M + 6.470%) due 07/15/2036 ~(a)	2,461	349
5.500% due 12/01/2017 - 07/15/2034	788	864

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.916% (LIBOR01M + 7.150%) due 08/15/2036 ~(a)	$6,860	$1,210
6.000% due 12/15/2028 - 07/15/2029	53	59
6.500% due 02/01/2022 - 07/25/2043	14,482	16,797
7.000% due 01/01/2030 - 04/01/2032	16	17
7.500% due 07/15/2030	93	109
7.705% (LIBOR01M + 9.680%) due 08/15/2044 ~	22,737	25,649
8.000% due 04/15/2021 - 12/01/2024	42	43
8.500% due 07/01/2024 - 11/01/2025	117	127
9.000% due 12/15/2020 - 08/01/2022	23	24
9.500% due 09/01/2018 - 09/01/2021	6	6
10.000% due 07/15/2019 - 05/15/2020	1	1
Ginnie Mae
1.541% due 02/20/2041 ~	2,161	2,175
1.784% (LIBOR01M + 0.550%) due 12/16/2025 ~	30	30
2.125% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2034 ~	1,032	1,062
2.250% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2027 ~	770	790
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	2,464	2,554
2.500% (H15T1Y + 1.500%) due 11/20/2026 ~	4	4
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	540	556
4.000% (H15T1Y + 1.500%) due 03/20/2019 ~	2	2
Vendee Mortgage Trust
6.500% due 05/15/2029	11,465	12,790

Total U.S. Government Agencies (Cost $3,086,424)		3,085,433

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	1,449	1,460
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	251	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ally Financial, Inc.
2.500% due 12/15/2017 +(i)	$30,000	$29,972
American Home Mortgage Assets Trust
1.447% (US0001M + 0.210%) due 10/25/2046 ~	13,042	10,385
1.777% (US0001M + 0.540%) due 11/25/2035 ~	1,648	1,550
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 02/25/2045 ~	1,101	1,101
3.453% (US0006M + 2.000%) due 02/25/2045 ~	23,160	23,739
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	7,770	7,946
Banc of America Funding Trust
1.476% (US0001M + 0.240%) due 05/20/2035 ~	2,535	2,507
1.517% (US0001M + 0.280%) due 07/25/2037 ~	10,103	9,435
3.228% due 02/20/2036 ~	1,267	1,256
3.333% due 05/25/2035 ~	324	340
5.500% due 09/25/2035	1,267	1,309
Banc of America Mortgage Trust
3.475% due 02/25/2035 ~	273	271
3.596% due 09/25/2035 ^~	4,220	4,155
3.915% due 05/25/2033 ~	43	44
6.500% due 10/25/2031	444	465
Barclays Commercial Mortgage Securities Trust
2.344% (LIBOR01M + 1.110%) due 02/15/2028 ~	1,438	1,439
2.477% (LIBOR01M + 1.250%) due 05/15/2032 ~	1,626	1,628
BCAP LLC Trust
1.670% (12MTA + 0.840%) due 11/26/2046 ~	3,446	3,396
1.734% (US0001M + 0.500%) due 05/26/2035 ~	1,187	1,145
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	15	14
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	156	155
2.979% due 02/25/2033 ~	64	64
3.092% due 04/25/2033 ~	1,150	1,160
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	507	514
3.364% due 08/25/2033 ~	762	761
3.423% due 01/25/2035 ~	931	920
3.488% due 08/25/2035 ~	20,710	18,995
3.551% due 02/25/2033 ~	241	232
3.560% due 01/25/2034 ~	17	18
3.588% due 03/25/2035 ~	100	98
3.636% (US0012M + 1.950%) due 03/25/2035 ~	268	271
3.638% due 08/25/2033 ~	245	241

28	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.647% due 08/25/2035 ^~		$3,146	$2,944
3.673% due 01/25/2035 ~		4	4
3.676% due 10/25/2036 ^~		1,293	1,236
Bear Stearns ALT-A Trust
3.250% due 04/25/2035 ~		7,783	7,729
3.452% due 09/25/2035 ~		2,646	2,363
3.564% due 05/25/2035 ~		929	935
3.688% due 09/25/2034 ~		537	532
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		5,820	5,176
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.517% (US0001M + 0.280%) due 01/25/2035 ~		923	859
Citigroup Commercial Mortgage Trust
6.427% due 12/10/2049 ~		550	550
Citigroup Mortgage Loan Trust
3.563% due 03/25/2036 ^~		7,235	7,156
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~		47	48
3.573% due 03/25/2034 ~		733	739
Claris Finance SRL
0.821% (EUR003M + 1.150%) due 12/28/2061 ~	EUR	694	826
Commercial Mortgage Trust
1.906% due 01/10/2046		$212	212
Countrywide Alternative Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2047 ~		4,506	4,359
1.517% (US0001M + 0.280%) due 02/25/2037 ~		5,770	5,304
1.637% (US0001M + 0.400%) due 06/25/2036 ^~		696	460
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~		1,524	1,454
3.306% (US0012M + 1.750%) due 02/20/2036 ^~		9,481	8,700
5.000% due 08/25/2019		99	100
Credit Suisse Commercial Mortgage Trust
1.484% due 02/27/2036 ~		2,450	2,432
6.514% due 02/15/2041 ~		1,591	1,590
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		564	534
3.343% due 04/25/2034 ~		4,340	4,344
5.066% due 06/25/2032 ~		49	48
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.530% due 10/25/2033 ~		88	88

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
3.285% due 02/26/2036 ~		$1,915	$1,898
3.317% due 05/26/2036 ~		1,441	1,473
3.415% due 09/26/2047 ~		2,807	2,839
3.881% due 08/28/2036 ~		1,313	1,314
DLJ Acceptance Trust
11.000% due 08/01/2019		3	3
EMF-NL BV
0.669% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	7,300	7,728
EMF-NL Prime BV
0.519% (EUR003M + 0.850%) due 04/17/2041 ~		3,000	2,597
Eurosail PLC
0.447% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	611	808
0.462% (BP0003M + 0.160%) due 03/13/2045 ~		1,567	2,070
1.002% (BP0003M + 0.700%) due 09/13/2045 ~		3,949	5,268
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		7,649	10,276
First Horizon Alternative Mortgage Securities Trust
3.133% due 09/25/2034 ~		$262	260
3.189% due 09/25/2035 ^~		643	623
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		2,199	2,271
First Horizon Mortgage Pass-Through Trust
3.189% due 02/25/2035 ~		240	241
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		7,351	7,344
General Motors Acceptance Corp.
7.430% due 12/01/2021		5	5
Great Hall Mortgages PLC
0.211% (EUR003M + 0.130%) due 03/18/2039 ~	EUR	1,165	1,355
1.451% (US0003M + 0.130%) due 06/18/2039 ~		$11,857	11,586
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	27,006
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)		11,213	937
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		974	996
3.297% due 09/25/2035 ~		14,059	14,490
3.516% due 09/25/2035 ~		121	123

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.836% due 07/25/2035 ~		$1,301	$1,180
6.000% due 03/25/2032		41	41
HarborView Mortgage Loan Trust
3.573% due 07/19/2035 ~		3,919	3,492
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 05/25/2046 ~		2,410	2,314
JPMorgan Chase Commercial Mortgage Securities Trust
1.756% due 05/15/2045 ~(a)		32,213	1,944
JPMorgan Commercial Mortgage-Backed Securities Trust
5.715% due 03/18/2051 ~		243	242
JPMorgan Mortgage Trust
3.391% due 04/25/2037 ^~		673	579
3.601% due 08/25/2035 ^~		5,055	4,918
3.710% due 07/25/2035 ~		300	310
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~		242	249
MASTR Alternative Loan Trust
4.500% due 11/25/2018		215	215
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		231	222
Morgan Stanley Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 04/25/2035 ~		7,246	7,024
1.557% (US0001M + 0.320%) due 01/25/2035 ~		804	752
3.295% due 08/25/2034 ~		511	481
5.500% due 11/25/2035		2,737	2,830
MortgageIT Trust
1.877% (US0001M + 0.640%) due 02/25/2035 ~		965	941
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	1,885	2,204
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.517% (US0001M + 0.280%) due 12/25/2035 ~		$6,022	5,879
1.647% (US0001M + 0.410%) due 11/25/2035 ~		5,450	5,495
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		717	688
Resecuritization Mortgage Trust
1.488% (LIBOR01M + 0.250%) due 04/26/2021 ~		1	1
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		94	90
Structured Adjustable Rate Mortgage Loan Trust
3.452% due 02/25/2034 ~		69	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	$135	$106
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	2,798	2,674
1.897% (US0001M + 0.660%) due 09/19/2032 ~	1,306	1,280
8.914% due 06/25/2029 ~	91	91
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.260% due 06/25/2033 ~	110	109
Suntrust Adjustable Rate Mortgage Loan Trust
3.675% due 01/25/2037 ^~	2,502	2,385
Thornburg Mortgage Securities Trust
3.113% due 12/25/2045 ^~	6,807	6,554
3.193% due 10/25/2045 ~	11,619	10,939
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~	1,513	1,498
1.507% (US0001M + 0.270%) due 12/25/2045 ~	4,557	4,548
1.527% (US0001M + 0.290%) due 10/25/2045 ~	105	106
1.619% (12MTA + 0.730%) due 01/25/2047 ~	3,720	3,621
1.889% (12MTA + 1.000%) due 08/25/2046 ~	91	86
1.957% (COF 11 + 1.250%) due 01/25/2047 ~	2,409	2,392
1.977% (US0001M + 0.740%) due 11/25/2034 ~	4,834	4,771
2.089% (12MTA + 1.200%) due 11/25/2042 ~	652	622
2.289% (12MTA + 1.400%) due 06/25/2042 ~	949	919
2.289% (12MTA + 1.400%) due 08/25/2042 ~	833	808
2.915% due 01/25/2036 ~	318	313
6.000% due 06/25/2034	1,265	1,383
Washington Mutual Mortgage Pass-Through Certificates Trust
3.225% due 02/25/2033 ~	70	71
3.319% due 02/25/2033 ~	58	57
Wells Fargo Commercial Mortgage Trust
1.958% due 10/15/2045 ~(a)	90,605	6,632
Wells Fargo Mortgage-Backed Securities Trust
3.008% due 12/25/2034 ~	11,900	12,148
3.034% due 12/25/2033 ~	381	388
3.117% due 01/25/2035 ~	1,056	1,088
3.119% due 02/25/2035 ~	376	384
3.146% due 03/25/2035 ~	231	235
3.172% due 04/25/2036 ~	171	169
3.177% due 03/25/2036 ~	5,464	5,536
3.177% due 03/25/2036 ^~	768	758

30	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.263% due 06/25/2035 ~	$20,991	$21,297
3.354% due 06/25/2034 ~	9,434	9,605
3.386% due 07/25/2036 ^~	4,874	4,915
3.410% due 04/25/2036 ^~	925	936
Wells Fargo-RBS Commercial Mortgage Trust
1.535% due 03/15/2044 ~(a)	131,567	4,398

Total Non-Agency Mortgage-Backed Securities (Cost $429,305)		447,456

ASSET-BACKED SECURITIES 5.2%
Academic Loan Funding Trust
2.037% (US0001M + 0.800%) due 12/27/2022 ~	153	153
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~	2,413	2,405
1.937% (US0001M + 0.700%) due 04/25/2035 ~	1,756	1,764
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.687% (US0001M + 0.450%) due 10/25/2035 ~	6,600	6,600
Ally Auto Receivables Trust
1.490% due 11/15/2019	25,000	25,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.697% (US0001M + 0.460%) due 07/25/2035 ~	5,216	5,243
1.737% (US0001M + 0.500%) due 09/25/2035 ~	7,300	7,336
2.587% (US0001M + 1.350%) due 02/25/2033 ~	1,573	1,560
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	704	678
Asset-Backed Funding Certificates Trust
1.457% (US0001M + 0.220%) due 05/25/2037 ~	567	566
Asset-Backed Securities Corp. Home Equity Loan Trust
1.467% (US0001M + 0.230%) due 05/25/2037 ~	21,235	15,730
1.754% (US0001M + 0.520%) due 06/15/2031 ~	4	4
Bear Stearns Asset-Backed Securities Trust
1.987% (US0001M + 0.750%) due 06/25/2035 ~	1,105	1,110
2.237% (US0001M + 1.000%) due 10/25/2037 ~	11,049	11,129
2.237% (US0001M + 1.000%) due 11/25/2042 ~	410	409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.037% (US0001M + 1.800%) due 03/25/2043 ~	$2,297	$2,293
Centex Home Equity Loan Trust
1.857% (US0001M + 0.620%) due 09/25/2034 ~	2,153	2,161
CIFC Funding Ltd.
2.668% (US0003M + 1.350%) due 12/05/2024 ~	12,330	12,363
Countrywide Asset-Backed Certificates
1.577% (US0001M + 0.340%) due 04/25/2036 ~	3,375	3,369
1.987% (US0001M + 0.750%) due 03/25/2034 ~	2,840	2,861
Countrywide Asset-Backed Certificates Trust
1.857% (US0001M + 0.620%) due 08/25/2035 ~	1,868	1,879
1.957% (US0001M + 0.720%) due 07/25/2034 ~	3,357	3,383
Credit Suisse First Boston Mortgage Securities Corp.
1.937% (US0001M + 0.700%) due 07/25/2032 ~	12	10
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~	132	134
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~ (b)	23,300	23,300
Eagle Ltd.
2.570% due 12/15/2039	4,688	4,662
Edsouth Indenture LLC
2.387% (US0001M + 1.150%) due 09/25/2040 ~	13,494	13,434
EquiFirst Mortgage Loan Trust
1.717% (US0001M + 0.480%) due 01/25/2034 ~	388	377
First Franklin Mortgage Loan Asset-Backed Certificates
2.062% (US0001M + 0.825%) due 05/25/2034 ~	2,701	2,673
First Franklin Mortgage Loan Trust
1.912% (US0001M + 0.675%) due 06/25/2036 ~	1,432	1,441
1.957% (US0001M + 0.720%) due 05/25/2035 ~	1,632	1,641
First NLC Trust
1.942% (US0001M + 0.705%) due 12/25/2035 ~	3,938	3,961
Ford Credit Auto Lease Trust
1.374% (US0001M + 0.140%) due 11/15/2019 ~	9,000	9,005
1.560% due 11/15/2019	22,900	22,903
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~	238	137

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.717% (US0001M + 0.480%) due 07/25/2035 ~		$900	$905
GM Financial Automobile Leasing Trust
1.280% due 10/22/2018		12,055	12,051
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~		1,958	1,058
1.917% (US0001M + 0.680%) due 11/25/2034 ~		282	283
2.107% (US0001M + 0.870%) due 11/25/2034 ~		2,950	2,934
Home Equity Asset Trust
1.517% (US0001M + 0.280%) due 08/25/2036 ~		21,100	20,336
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~		46	26
JPMorgan Mortgage Acquisition Corp.
1.417% (US0001M + 0.180%) due 02/25/2036 ~		4,942	4,936
Long Beach Mortgage Loan Trust
2.062% (US0001M + 0.825%) due 06/25/2035 ~		737	742
Malin CLO BV
0.015% (EUR003M + 0.270%) due 05/07/2023 ~	EUR	11,000	12,940
0.029% (EUR003M + 0.195%) due 05/07/2023 ~		5,299	6,265
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		$4,264	4,289
Merrill Lynch Mortgage Investors Trust
1.547% (US0001M + 0.310%) due 08/25/2036 ~		5,000	4,956
1.547% (US0001M + 0.310%) due 12/25/2036 ~		1,224	1,229
Mid-State Trust
4.864% due 07/15/2038		261	272
Morgan Stanley ABS Capital, Inc. Trust
1.942% (US0001M + 0.705%) due 12/25/2034 ~		728	680
Morgan Stanley IXIS Real Estate Capital Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~		18	10
Navient Private Education Loan Trust
2.434% (US0001M + 1.200%) due 12/15/2028 ~		13,924	14,137
New Century Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 02/25/2036 ~		11,984	11,966
1.957% (US0001M + 0.720%) due 03/25/2035 ~		2,002	1,785

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.727% (US0001M + 0.490%) due 05/25/2035 ~	$3,374	$3,402
NYMT Residential
4.000% due 03/25/2021	1,795	1,806
OneMain Financial Issuance Trust
2.570% due 07/18/2025	663	665
Option One Mortgage Loan Trust
1.727% (US0001M + 0.490%) due 08/25/2035 ~	2,800	2,806
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~	99	99
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.077% (US0001M + 0.840%) due 01/25/2036 ~	2,091	2,107
RAAC Trust
1.717% (US0001M + 0.480%) due 03/25/2037 ~	4,334	4,344
1.937% (US0001M + 0.700%) due 03/25/2034 ~	371	364
Renaissance Home Equity Loan Trust
1.857% (US0001M + 0.620%) due 03/25/2034 ~	1,955	1,963
1.937% (US0001M + 0.700%) due 08/25/2032 ~	40	36
Residential Asset Securities Corp. Trust
1.687% (US0001M + 0.450%) due 09/25/2035 ~	2,538	2,552
2.032% (US0001M + 0.795%) due 01/25/2035 ~	806	812
2.062% (US0001M + 0.825%) due 07/25/2034 ~	2,064	1,987
Saxon Asset Securities Trust
1.557% (US0001M + 0.320%) due 09/25/2047 ~	5,901	5,846
2.032% (US0001M + 0.795%) due 03/25/2035 ^~	2,774	2,725
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	3,488	1,328
1.367% (US0001M + 0.130%) due 05/25/2037 ^~	718	564
SLC Private Student Loan Trust
1.474% (US0003M + 0.170%) due 07/15/2036 ~	82	82
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~	24,030	23,962

32	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.430% (US0003M + 0.110%) due 03/15/2027 ~		$18,159	$18,110
SLM Private Credit Student Loan Trust
1.510% (US0003M + 0.190%) due 12/15/2023 ~		952	951
SLM Student Loan Trust
0.221% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	575	666
0.443% (EUR003M + 0.260%) due 12/15/2023 ~		514	607
0.547% (EUR003M + 0.270%) due 06/17/2024 ~		374	441
1.404% (US0003M + 0.090%) due 10/25/2024 ~		$16,702	16,687
1.814% (US0003M + 0.500%) due 04/25/2024 ~		13,016	13,060
2.520% (US0003M + 1.200%) due 12/15/2033 ~		460	467
2.814% (US0003M + 1.500%) due 04/25/2023 ~		4,273	4,377
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~		1,460	639
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~		125	126
2.316% (US0003M + 1.000%) due 09/03/2024 ~		3,500	3,513
Structured Asset Investment Loan Trust
1.927% (US0001M + 0.690%) due 06/25/2035 ~		1,783	1,793
1.942% (US0001M + 0.705%) due 03/25/2034 ~		5,783	5,743
1.957% (US0001M + 0.720%) due 02/25/2035 ~		5,039	5,039
2.137% (US0001M + 0.900%) due 09/25/2034 ~		734	734
2.212% (US0001M + 0.975%) due 10/25/2033 ~		4,455	4,448
Structured Asset Securities Corp.
1.897% (US0001M + 0.660%) due 02/25/2035 ~		857	858
Structured Asset Securities Corp. Mortgage Loan Trust
1.687% (US0001M + 0.450%) due 11/25/2035 ~		5,000	5,017
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.430% due 01/25/2035		3	3
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~		14,000	14,143

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		$195	$195
1.537% (US0003M + 0.230%) due 01/20/2022 ~		16,996	16,926
Wells Fargo Home Equity Asset-Backed Securities Trust
1.777% (US0001M + 0.540%) due 04/25/2035 ~		2,862	2,876
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		17,638	17,645

Total Asset-Backed Securities (Cost $460,085)			485,988

SOVEREIGN ISSUES 5.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,100	3,724
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (f)	BRL	1,054,600	327,210
0.000% due 04/01/2018 (f)		451,400	137,811
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$37,200	36,977

Total Sovereign Issues (Cost $501,669)			505,722

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		11,443	5

INDUSTRIALS 0.0%
Motors Liquidation Co. + (d)		428,000	0

Total Common Stocks (Cost $607)			5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 20.5%

CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.781% due 03/16/2018	$68,500	$68,566
1.827% due 05/17/2018	8,200	8,204
2.066% due 12/06/2017	25,100	25,138

		101,908

COMMERCIAL PAPER 6.9%
AutoNation, Inc.
1.800% due 10/04/2017	11,400	11,397
Bell Canada
1.450% due 11/14/2017	27,200	27,149
Caisse d’Amortissement de la Dette Sociale
1.230% due 10/23/2017	27,900	27,878
Canadian Natural Resources Ltd.
1.630% due 11/24/2017	13,600	13,565
CNPC Finance
1.500% due 10/20/2017	52,500	52,464
Deutsche Telekom AG
1.490% due 10/23/2017	21,400	21,378
1.630% due 01/30/2018	55,100	54,788
Dominion Resources
1.430% due 11/14/2017	11,700	11,679
Enbridge (U.S.), Inc.
1.470% due 10/16/2017	9,900	9,893
Enbridge Energy Partners LP
2.250% due 12/11/2017	14,000	13,952
2.250% due 12/14/2017	29,000	28,897
Energy Transfer Partners
2.200% due 10/02/2017	35,600	35,595
ENI Finance USA, Inc.
1.980% due 05/07/2018	6,800	6,730
Enterprise Products Operating LLC
1.430% due 10/25/2017	32,100	32,068
Exelon Generation Co. LLC
1.450% due 11/03/2017	28,000	27,964
HP, Inc.
1.610% due 10/20/2017	17,100	17,089
Hyundai Capital America
1.390% due 10/20/2017	31,700	31,674
Marriott International
1.490% due 10/31/2017	3,900	3,895
Mattle, Inc.
1.610% due 10/06/2017	20,000	19,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mondelez International, Inc.
1.400% due 10/18/2017		$8,800	$8,794
1.400% due 10/19/2017		20,000	19,985
NiSource Finance Corp.
1.440% due 10/04/2017		13,700	13,697
1.450% due 10/16/2017		41,500	41,473
ONEOK, Inc.
1.870% due 10/02/2017		1,200	1,200
1.900% due 10/11/2017		20,000	19,989
1.900% due 10/16/2017		11,000	10,991
Plains All American Pipeline LP
2.450% due 10/23/2017		20,000	19,982
Schlumberger Holdings
1.570% due 10/02/2017		7,300	7,299
Spectra Energy Partners LP
1.430% due 10/06/2017		11,600	11,597
Viacom, Inc.
1.780% due 11/02/2017		28,500	28,463
WPP CP Finance PLC
1.700% due 02/08/2018		4,600	4,573

			636,093

REPURCHASE AGREEMENTS (j) 0.0%
			456

SHORT-TERM NOTES 0.4%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		12,234	12,234
3.041% (US0003M + 1.740%) due 10/05/2017 ~		24,800	24,802

			37,036

ARGENTINA TREASURY BILLS 0.3%
3.332% due 12/15/2017 - 04/27/2018 (e)(f)		30,700	30,267

JAPAN TREASURY BILLS 9.6%
(0.147)% due 11/06/2017 - 01/10/2018 (e)(f)	JPY	99,730,000	886,472

MEXICO TREASURY BILLS 0.4%
7.042% due 03/01/2018 (f)(g)	MXN	773,400	41,220

34	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.8%
1.042% due 12/07/2017 - 01/04/2018 (e)(f)(m)(o)	$168,307	$167,938

Total Short-Term Instruments (Cost $1,920,565)		1,901,390

Total Investments in Securities (Cost $10,038,341)		10,197,484

	SHARES
INVESTMENTS IN AFFILIATES 22.0%

SHORT-TERM INSTRUMENTS 22.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.0%
PIMCO Short-Term Floating NAV Portfolio III	169,642,626	$1,676,917

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio IV	36,615,577	$366,742

Total Short-Term Instruments (Cost $2,043,273)		2,043,659

Total Investments in Affiliates (Cost $2,043,273)		2,043,659

Total Investments 131.8% (Cost $12,081,614)		$12,241,143

Financial Derivative Instruments (l)(n) (1.2)% (Cost or Premiums, net $(1,897))		(107,971)

Other Assets and Liabilities, net (30.6)%		(2,847,329)

Net Assets 100.0%		$9,285,843

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$29,960	$29,972	0.32%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$456	Freddie Mac 1.700% due 09/29/2020	$(459)	$456	$456
					U.S. Treasury Notes 1.625% due 11/30/2020	(10)

Total Repurchase Agreements						$(469)	$456	$456

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
NOM	1.320%	07/18/2017	10/18/2017	$(13,001)	$(13,037)

Total Reverse Repurchase Agreements					$(13,037)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	5.500%	10/01/2047	8,600	$(9,507)	$(9,518)
Freddie Mac, TBA	5.000	10/01/2047	1,000	(1,088)	(1,086)

Total Short Sales (0.1)%				$(10,595)	$(10,604)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$456	$0	$0	$456	$(469)	$(13)
NOM	0	(13,037)	0	(13,037)	13,359	322

Total Borrowings and Other Financing Transactions	$456	$(13,037)	$0

36	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(13,037)	$0	$0	$(13,037)

Total Borrowings	$0	$(13,037)	$0	$0	$(13,037)

Payable for reverse repurchase agreements transactions					$(13,037)

(k)	Securities with an aggregate market value of $12,710 and cash of $650 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(30,310) at a weighted average interest rate of 0.991%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4,371	$10,928	$373	$246

Total Purchased Options					$373	$246

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	4,371	$10,928	$(469)	$(82)

Total Written Options					$(469)	$(82)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,115	$762,747	$(954)	$0	$(311)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	06/2018	425	$ 104,444	$58	$ 0	$(16)
90-Day Eurodollar June Futures	06/2019	1,122	275,016	(380)	0	(112)
90-Day Eurodollar March Futures	03/2018	2,578	634,252	(402)	0	(32)
90-Day Eurodollar March Futures	03/2019	2,986	732,242	2,205	0	(261)
90-Day Eurodollar September Futures	09/2018	2,077	510,007	(176)	0	(130)
90-Day Eurodollar September Futures	09/2019	2,879	705,391	1,492	0	(288)
Euro-Bund 10-Year Bond December Futures	12/2017	2,457	EUR 467,562	(2,661)	610	(565)
U.S. Treasury 2-Year Note December Futures	12/2017	1,593	$ 343,615	(64)	0	(35)
U.S. Treasury 5-Year Note December Futures	12/2017	2,249	264,258	(1,960)	0	(369)

				$(2,842)	$ 610	$(2,119)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2017	2,661	EUR	(487,921)	$3,245	$377	$(755)
U.S. Treasury 30-Year Bond December Futures	12/2017	370	$	(56,541)	754	0	(11)

					$3,999	$377	$(766)

Total Futures Contracts					$1,157	$987	$(2,885)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.783%	$ 10,000	$(110)	$239	$129	$0	$(14)
Credit Suisse Group Finance	1.000	Quarterly	12/20/2017	0.159	EUR 14,600	87	(48)	39	1	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.118	$ 34,100	431	22	453	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2017	0.190	6,000	34	(21)	13	1	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.187	EUR 8,700	91	16	107	0	0

						$533	$208	$741	$2	$(17)

38	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020	$	167,100	$3,897	$(1,843)	$2,054	$163	$0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		145,300	(5,238)	4,710	(528)	0	(491)

							$(1,341)	$2,867	$1,526	$163	$(491)

Total Swap Agreements							$(808)	$3,075	$2,267	$165	$(508)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$246	$987	$165	$1,398	$(82)		$(2,885)		$(508)	$(3,475)

(m)	Securities with an aggregate market value of $22,667 and cash of $34,765 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	$	25,458	DKK	160,862	$125	$(34)
	11/2017	EUR	226,178	$	270,642	2,712	0
	11/2017	GBP	2,797		3,796	44	0
	11/2017	SEK	1,830,125		225,539	312	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017	$	198,701	EUR	168,252	$610	$0
	11/2017		33,850	JPY	3,801,000	0	(6)
	12/2017	CNH	335	$	47	0	(4)
	01/2018	DKK	228,404		35,488	34	(1,024)
	04/2018		1,689,279		247,466	0	(23,891)
	07/2018		215,555		33,332	0	(1,494)
BPS	10/2017	BRL	602,900		168,344	0	(22,017)
	10/2017	$	191,257	BRL	602,900	27	(923)
	11/2017	BRL	285,174	$	90,583	933	0
	11/2017	GBP	28,519		36,884	0	(1,382)
	11/2017	JPY	1,970,000		18,026	481	0
	11/2017	$	44,857	EUR	38,014	174	0
	11/2017		2,514	SEK	19,925	0	(62)
	12/2017	SGD	18,898	$	13,882	0	(59)
	01/2018	DKK	84,558		12,330	0	(1,175)
	01/2018	JPY	7,280,000		65,007	0	(21)
	03/2018	MXN	773,400		36,984	0	(4,518)
	04/2018	DKK	2,096,260		308,702	0	(28,030)
	07/2018		136,440		20,579	0	(1,465)
CBK	10/2017	BRL	559,300		177,773	1,201	(22)
	10/2017	$	172,225	BRL	559,300	4,369	0
	11/2017	JPY	22,120,000	$	201,755	4,798	0
	11/2017	$	95,532	BRL	300,000	0	(1,221)
	12/2017	CNH	264	$	37	0	(3)
	12/2017	$	1,012	INR	66,682	1	0
	01/2018	DKK	24,533	$	3,628	0	(290)
	04/2018		456,407		68,120	0	(5,194)
	07/2018	$	1,370	DKK	8,901	68	0
DUB	10/2017	BRL	314,826	$	98,809	0	(594)
	10/2017	$	98,806	BRL	314,826	598	0
	12/2017	CNH	665	$	93	0	(7)
	01/2018	BRL	100		27	0	(5)
FBF	12/2017	$	16,749	KRW	19,189,329	19	0
GLM	10/2017	CAD	267	$	214	0	0
	10/2017	CHF	403		420	4	0
	10/2017	RUB	21,260		363	0	(5)
	10/2017	$	19,707	DKK	135,690	1,844	0
	10/2017		143,793	GBP	111,129	5,120	0
	11/2017	GBP	5,862	$	7,639	0	(226)
	11/2017	$	2,910	GBP	2,144	0	(33)
	11/2017		45,968	JPY	5,022,500	0	(1,248)
	12/2017	JPY	5,030,000	$	45,733	867	0
	12/2017	KRW	233,362,295		208,331	4,419	0
	01/2018	DKK	44,500		6,471	0	(636)
	04/2018		482,840		72,567	162	(5,155)
	04/2018	$	2,664	DKK	17,393	130	0
HUS	10/2017	DKK	1,271,260	$	194,680	0	(7,227)
	01/2018	BRL	217,900		64,139	0	(3,826)
	04/2018		375,700		111,200	0	(4,744)
JPM	10/2017		284,500		81,894	0	(7,934)
	10/2017	DKK	135,690		20,797	0	(754)
	10/2017	$	87,214	BRL	284,500	3,116	(501)
	11/2017	EUR	75,534	$	90,763	1,286	0
	11/2017	GBP	95,847		124,954	0	(3,651)
	11/2017	JPY	55,321,900		506,962	14,374	0
	11/2017	$	62,959	EUR	52,629	0	(614)
	11/2017		49,275	JPY	5,388,500	0	(1,297)
	01/2018	BRL	569,100	$	167,596	0	(9,912)

40	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2018	DKK	228,215	$	33,382	$0	$(3,066)
	01/2018	$	86	DKK	563	4	0
	04/2018	BRL	75,700	$	23,859	498	0
	04/2018	DKK	286,244		43,915	110	(2,176)
	07/2018		265,862		41,029	0	(1,925)
MSB	11/2017	JPY	16,730,000		152,597	3,636	0
	12/2017		1,940,000		17,461	163	0
	12/2017	THB	57,166		1,728	13	0
SCX	10/2017	$	197,067	JPY	21,352,200	0	(7,312)
	11/2017		148,934	GBP	111,129	125	0
	12/2017	SGD	185,380	$	135,710	0	(1,047)
	04/2018	DKK	19,167		2,851	0	(228)
SOG	12/2017	TWD	6,111,935		203,799	2,052	0
	01/2018	BRL	267,500		79,353	0	(4,083)
TOR	10/2017	DKK	32,480		5,011	0	(148)
	04/2018		412,383		60,303	0	(5,940)
UAG	11/2017	JPY	240,000		2,159	20	0
	11/2017	$	10,469	EUR	8,850	14	0
	12/2017	CNH	940	$	131	0	(10)
	12/2017	JPY	21,920,000		201,787	6,354	0
	01/2018	DKK	294,105		46,987	16	0

Total Forward Foreign Currency Contracts						$60,833	$(167,139)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.177	10/03/2017	EUR	50,800	$(271)	$(57)
	Put - OTC EUR versus USD		1.178	10/03/2017		50,800	(264)	(64)
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017		$ 35,400	(531)	0

							$(1,066)	$(121)

Total Written Options							$(1,066)	$(121)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$	22,497	$0	$6	$6	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Low Duration Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Mexico Government International Bond	1.000%	Quarterly	03/20/2018	0.209%	$	15,000	$(26)	$87	$61	$0
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		18,900	(19)	184	165	0
JPM	PSEG Power LLC	1.000	Quarterly	12/20/2018	0.332		24,200	134	72	206	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		8,600	(16)	91	75	0

								$73	$434	$507	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	Quarterly	12/20/2017	$	4,437	$0	$6	$6	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017		9,548	0	14	14	0

							$0	$20	$20	$0

Total Swap Agreements							$73	$460	$533	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agree- ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree- ments	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$3,837	$0	$0	$3,837	$(26,453)	$(121)	$0	$(26,574)	$(22,737)	$22,533	$(204)
BPS	1,615	0	0	1,615	(59,652)	0	0	(59,652)	(58,037)	56,478	(1,559)
BRC	0	0	61	61	0	0	0	0	61	(100)	(39)
CBK	10,437	0	165	10,602	(6,730)	0	0	(6,730)	3,872	(3,406)	466
DUB	598	0	0	598	(606)	0	0	(606)	(8)	0	(8)
FBF	19	0	0	19	0	0	0	0	19	0	19
GLM	12,546	0	0	12,546	(7,303)	0	0	(7,303)	5,243	(6,140)	(897)
GST	0	0	12	12	0	0	0	0	12	(30)	(18)
HUS	0	0	0	0	(15,797)	0	0	(15,797)	(15,797)	14,531	(1,266)
JPM	19,388	0	220	19,608	(31,830)	0	0	(31,830)	(12,222)	11,934	(288)
MSB	3,812	0	0	3,812	0	0	0	0	3,812	(3,874)	(62)
MYC	0	0	75	75	0	0	0	0	75	(70)	5
SCX	125	0	0	125	(8,587)	0	0	(8,587)	(8,462)	8,521	59
SOG	2,052	0	0	2,052	(4,083)	0	0	(4,083)	(2,031)	1,846	(185)
TOR	0	0	0	0	(6,088)	0	0	(6,088)	(6,088)	5,761	(327)
UAG	6,404	0	0	6,404	(10)	0	0	(10)	6,394	(6,360)	34

Total Over the Counter	$60,833	$0	$533	$61,366	$(167,139)	$(121)	$0	$(167,260)

(o)	Securities with an aggregate market value of $121,605 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

42	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$246	$246
Futures	0	0	0	0	987	987
Swap Agreements	0	2	0	0	163	165

	$0	$2	$0	$0	$1,396	$1,398

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$60,833	$0	$60,833
Swap Agreements	0	533	0	0	0	533

	$0	$533	$0	$60,833	$0	$61,366

	$0	$535	$0	$60,833	$1,396	$62,764

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$82	$82
Futures	0	0	0	0	2,885	2,885
Swap Agreements	0	17	0	0	491	508

	$0	$17	$0	$0	$3,458	$3,475

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$167,139	$0	$167,139
Written Options	0	0	0	121	0	121

	$0	$0	$0	$167,260	$0	$167,260

	$0	$17	$0	$167,260	$3,458	$170,735

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(358)	$(358)
Futures	0	0	0	0	(11,105)	(11,105)
Swap Agreements	0	990	0	0	(26,877)	(25,887)

	$0	$990	$0	$0	$(38,340)	$(37,350)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(66,718)	$0	$(66,718)
Written Options	0	0	0	4,849	1,531	6,380
Swap Agreements	0	597	0	0	0	597

	$0	$597	$0	$(61,869)	$1,531	$(59,741)

	$0	$1,587	$0	$(61,869)	$(36,809)	$(97,091)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$150	$150
Written Options	0	0	0	0	387	387
Futures	0	0	0	0	5,757	5,757
Swap Agreements	0	(498)	0	0	11,902	11,404

	$0	$(498)	$0	$0	$18,196	$17,698

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(35,019)	$0	$(35,019)
Written Options	0	0	0	2,139	(1,196)	943
Swap Agreements	0	(153)	0	0	0	(153)

	$0	$(153)	$0	$(32,880)	$(1,196)	$(34,229)

	$0	$(651)	$0	$(32,880)	$17,000	$(16,531)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,022,836	$7,317	$3,030,153
Industrials	0	548,693	0	548,693
Utilities	0	189,468	0	189,468

44	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Municipal Bonds & Notes
California	$0	$338	$0	$338
Texas	0	2,838	0	2,838
U.S. Government Agencies	0	3,085,433	0	3,085,433
Non-Agency Mortgage-Backed Securities	0	417,484	29,972	447,456
Asset-Backed Securities	0	462,688	23,300	485,988
Sovereign Issues	0	505,722	0	505,722
Common Stocks
Consumer Discretionary	5	0	0	5
Short-Term Instruments
Certificates of Deposit	0	101,908	0	101,908
Commercial Paper	27,964	608,129	0	636,093
Repurchase Agreements	0	456	0	456
Short-Term Notes	0	37,036	0	37,036
Argentina Treasury Bills	0	30,267	0	30,267
Japan Treasury Bills	0	886,472	0	886,472
Mexico Treasury Bills	0	41,220	0	41,220
U.S. Treasury Bills	0	167,938	0	167,938
	$27,969	$10,108,926	$60,589	$10,197,484

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,043,659	$0	$0	$2,043,659

Total Investments	$2,071,628	$10,108,926	$60,589	$12,241,143

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(10,604)	0	(10,604)
	$0	$(10,604)	$0	$(10,604)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,233	165	0	1,398
Over the counter	0	61,360	6	61,366
	$1,233	$61,525	$6	$62,764

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,967)	(508)	0	(3,475)
Over the counter	0	(167,260)	0	(167,260)
	$(2,967)	$(167,768)	$0	$(170,735)

Total Financial Derivative Instruments	$(1,734)	$(106,243)	$6	$(107,971)

Totals	$2,069,894	$9,992,079	$60,595	$12,122,568

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities

46	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Notes to Financial Statements (Cont.)

to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

48	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements (Cont.)

investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes

50	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy   U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

52	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,196,732	$4,090,331	$(3,610,000)	$(59)	$(87)	$1,676,917	$7,230	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$366,279	$0	$0	$463	$366,742	$1,979	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are

54	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

56	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar

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Notes to Financial Statements (Cont.)

securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or

58	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default

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swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the

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Notes to Financial Statements (Cont.)

referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into

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the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

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Notes to Financial Statements (Cont.)

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including

64	PIMCO LOW DURATION FUND

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changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund

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Notes to Financial Statements (Cont.)

has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer,

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events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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Notes to Financial Statements (Cont.)

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.21%	0.25%	0.30%	0.30%	0.30%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

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The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class & Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Notes to Financial Statements (Cont.)

affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$23,255	$113,402

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment

70	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$19,945,402	$19,474,458	$570,850	$1,290,207

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	199,193	$1,965,458	576,176	$5,685,346
Class P	9,715	95,860	22,269	219,557
Administrative Class	1,183	11,681	4,462	44,007
Class D	3,762	37,123	11,228	110,745
Class A	14,519	143,202	19,594	193,250
Class C	682	6,734	2,868	28,285
Class R	867	8,555	3,759	37,088

Issued as reinvestment of distributions
Institutional Class	5,014	49,498	12,620	124,509
Class P	451	4,448	1,273	12,555
Administrative Class	83	822	286	2,826
Class D	462	4,563	1,399	13,800
Class A	532	5,257	1,547	15,263
Class C	145	1,430	582	5,742
Class R	43	424	137	1,351

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(163,982)	$(1,618,290)	(625,418)	$(6,171,395)
Class P	(12,346)	(121,824)	(39,421)	(388,693)
Administrative Class	(2,938)	(28,984)	(10,434)	(102,860)
Class D	(9,892)	(97,610)	(28,807)	(284,068)
Class A	(15,463)	(152,547)	(45,408)	(447,712)
Class C	(14,169)	(139,746)	(15,649)	(154,298)
Class R	(1,590)	(15,691)	(5,067)	(49,958)
Net increase (decrease) resulting from Fund share transactions	16,271	$160,363	(112,004)	$(1,104,660)

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

72	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2017

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Low Duration Fund

Short-Term	Long-Term
$166,594	$165,234
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$12,076,264	$276,676	$(224,707)	$51,969
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
CPI	Consumer Price Index	US0006M	6 Month USD Swap Rate
CPI YOY	US CPI Year Over Year	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company

74	PIMCO LOW DURATION FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

76	PIMCO LOW DURATION FUND

(Unaudited)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

78	PIMCO LOW DURATION FUND

(Unaudited)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

80	PIMCO LOW DURATION FUND

(Unaudited)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

82	PIMCO LOW DURATION FUND

(Unaudited)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

84	PIMCO LOW DURATION FUND

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4014SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO REAL RETURN FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Real Return Fund (Cont.)

and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by

6	PIMCO REAL RETURN FUND

Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/28/00	04/08/98	01/29/97	01/29/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Real Return Fund (Cont.)

relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO REAL RETURN FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	0.67%	0.15%	(0.10)%	4.25%	5.91%
PIMCO Real Return Fund Class P	0.62%	0.05%	(0.20)%	4.15%	5.82%
PIMCO Real Return Fund Administrative Class	0.54%	(0.10)%	(0.35)%	4.00%	5.64%
PIMCO Real Return Fund Class D	0.47%	(0.25)%	(0.49)%	3.83%	5.47%
PIMCO Real Return Fund Class A	0.47%	(0.25)%	(0.49)%	3.82%	5.46%
PIMCO Real Return Fund Class A (adjusted)	(3.30)%	(3.99)%	(1.25)%	3.51%	5.31%
PIMCO Real Return Fund Class C	0.22%	(0.75)%	(0.99)%	3.30%	4.94%
PIMCO Real Return Fund Class C (adjusted)	(0.78)%	(1.73)%	(0.99)%	3.30%	4.94%
PIMCO Real Return Fund Class R	0.34%	(0.50)%	(0.74)%	3.56%	5.19%
Bloomberg Barclays U.S. TIPS Index	0.46%	(0.73)%	0.02%	3.90%	5.36%
Lipper Inflation-Protected Bond Funds Average	0.39%	(0.08)%	(0.33)%	3.00%	4.46%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.64% for Institutional Class shares, 0.74% for Class P shares, 0.89% for Administrative Class shares, 1.04% for Class D shares, 1.04% for Class A shares, 1.54% for Class C shares, and 1.29% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX	Class D - PRRDX
Class A - PRTNX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	80.0%
Sovereign Issues	7.2%
Corporate Bonds & Notes	4.3%
U.S. Government Agencies	2.9%
Asset-Backed Securities	2.3%
Short-Term Instruments‡	1.9%
Non-Agency Mortgage-Backed Securities	1.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays TIPS Index, posted positive returns.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns over the period.

»	Overweight exposure to U.S. TIPS benefited relative performance, as TIPS, as measured by the Bloomberg Barclays TIPS Index, posted positive returns.
»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. nominal yields rose broadly across the yield curve over the period.

»

Underweight exposure to U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and U.K. index-linked gilts with similar maturity) via swaps contributed to relative performance, as breakeven inflation spreads declined.

»	Underweight exposure to long-dated U.S. nominal rates detracted from relative performance, as the respective U.S. Treasury yields declined during the period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Real Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,006.70	$4.05	$1,000.00	$1,020.89	$4.08	0.81%
Class P	1,000.00	1,006.20	4.55	1,000.00	1,020.39	4.58	0.91
Administrative Class	1,000.00	1,005.40	5.30	1,000.00	1,019.65	5.34	1.06
Class D	1,000.00	1,004.70	6.05	1,000.00	1,018.90	6.09	1.21
Class A	1,000.00	1,004.70	6.05	1,000.00	1,018.90	6.09	1.21
Class C	1,000.00	1,002.20	8.54	1,000.00	1,016.40	8.60	1.71
Class R	1,000.00	1,003.40	7.29	1,000.00	1,017.65	7.34	1.46

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Real Return Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 -09/30/2017+	$11.06	$0.12	$(0.05)	$0.07	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2017	10.92	0.35	(0.05)	0.30	(0.16)	0.00	0.00	(0.16)
03/31/2016	11.06	0.23	(0.26)	(0.03)	(0.04)	0.00	(0.07)	(0.11)
03/31/2015	11.18	0.05	0.25	0.30	(0.42)	(0.00)	0.00	(0.42)
03/31/2014	12.25	0.19	(1.07)	(0.88)	(0.04)	(0.06)	(0.09)	(0.19)
03/31/2013	11.95	0.17	0.73	0.90	(0.33)	(0.27)	0.00	(0.60)

Class P
04/01/2017 -09/30/2017+	11.06	0.11	(0.04)	0.07	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.92	0.36	(0.07)	0.29	(0.15)	0.00	0.00	(0.15)
03/31/2016	11.06	0.21	(0.26)	(0.05)	(0.03)	0.00	(0.06)	(0.09)
03/31/2015	11.18	(0.00)	0.29	0.29	(0.41)	(0.00)	0.00	(0.41)
03/31/2014	12.25	0.22	(1.11)	(0.89)	(0.04)	(0.06)	(0.08)	(0.18)
03/31/2013	11.95	0.15	0.74	0.89	(0.32)	(0.27)	0.00	(0.59)

Administrative Class
04/01/2017 -09/30/2017+	11.06	0.11	(0.05)	0.06	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.92	0.34	(0.07)	0.27	(0.13)	0.00	0.00	(0.13)
03/31/2016	11.06	0.20	(0.26)	(0.06)	(0.03)	0.00	(0.05)	(0.08)
03/31/2015	11.18	0.03	0.24	0.27	(0.39)	(0.00)	0.00	(0.39)
03/31/2014	12.25	0.16	(1.07)	(0.91)	(0.03)	(0.06)	(0.07)	(0.16)
03/31/2013	11.95	0.14	0.73	0.87	(0.30)	(0.27)	0.00	(0.57)

Class D
04/01/2017 -09/30/2017+	11.06	0.10	(0.05)	0.05	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.92	0.33	(0.07)	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.06	0.19	(0.27)	(0.08)	(0.02)	0.00	(0.04)	(0.06)
03/31/2015	11.18	0.02	0.24	0.26	(0.38)	(0.00)	0.00	(0.38)
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)	(0.15)
03/31/2013	11.95	0.12	0.73	0.85	(0.28)	(0.27)	0.00	(0.55)

14	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.01	0.67%	$6,471,205	0.81	%*	0.81	%*	0.45	%*	0.45	%*	2.23	%*	45%
11.06	2.77	6,244,022	0.64		0.64		0.45		0.45		3.19		168
10.92	(0.30)	5,567,545	0.58		0.58		0.45		0.45		2.15		102
11.06	2.77	6,944,302	0.50		0.50		0.45		0.45		0.40		117
11.18	(7.15)	7,260,857	0.47		0.47		0.45		0.45		1.65		33
12.25	7.61	10,059,104	0.48		0.48		0.45		0.45		1.37		41

11.01	0.62	1,490,704	0.91	*	0.91	*	0.55	*	0.55	*	2.09	*	45
11.06	2.67	1,314,546	0.74		0.74		0.55		0.55		3.21		168
10.92	(0.40)	737,538	0.68		0.68		0.55		0.55		1.96		102
11.06	2.67	836,420	0.60		0.60		0.55		0.55		0.01		117
11.18	(7.25)	742,644	0.57		0.57		0.55		0.55		1.88		33
12.25	7.50	1,886,341	0.58		0.58		0.55		0.55		1.25		41

11.01	0.54	506,008	1.06	*	1.06	*	0.70	*	0.70	*	2.03	*	45
11.06	2.51	566,810	0.89		0.89		0.70		0.70		3.05		168
10.92	(0.55)	644,290	0.83		0.83		0.70		0.70		1.86		102
11.06	2.51	936,651	0.75		0.75		0.70		0.70		0.29		117
11.18	(7.39)	1,233,721	0.72		0.72		0.70		0.70		1.44		33
12.25	7.34	1,736,194	0.73		0.73		0.70		0.70		1.10		41

11.01	0.47	600,849	1.21	*	1.21	*	0.85	*	0.85	*	1.91	*	45
11.06	2.36	706,135	1.04		1.04		0.85		0.85		2.96		168
10.92	(0.69)	900,042	0.98		0.98		0.85		0.85		1.75		102
11.06	2.36	1,208,764	0.90		0.90		0.85		0.85		0.14		117
11.18	(7.53)	1,359,797	0.87		0.87		0.85		0.85		1.41		33
12.25	7.18	2,528,152	0.88		0.88		0.85		0.85		0.97		41

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Real Return Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class A
04/01/2017 - 09/30/2017+	$11.06	$0.10	$(0.05)	$0.05	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2017	10.92	0.32	(0.06)	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.06	0.18	(0.26)	(0.08)	(0.02)	0.00	(0.04)	(0.06)
03/31/2015	11.18	0.04	0.22	0.26	(0.38)	(0.00)	0.00	(0.38)
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)	(0.15)
03/31/2013	11.95	0.13	0.72	0.85	(0.28)	(0.27)	0.00	(0.55)

Class C
04/01/2017 -09/30/2017+	11.06	0.08	(0.06)	0.02	(0.07)	0.00	0.00	(0.07)
03/31/2017	10.92	0.27	(0.07)	0.20	(0.06)	0.00	0.00	(0.06)
03/31/2016	11.06	0.13	(0.26)	(0.13)	(0.00)	0.00	(0.01)	(0.01)
03/31/2015	11.18	(0.02)	0.22	0.20	(0.32)	(0.00)	0.00	(0.32)
03/31/2014	12.25	0.10	(1.08)	(0.98)	(0.01)	(0.06)	(0.02)	(0.09)
03/31/2013	11.95	0.07	0.72	0.79	(0.22)	(0.27)	0.00	(0.49)

Class R
04/01/2017 -09/30/2017+	11.06	0.09	(0.05)	0.04	(0.09)	0.00	0.00	(0.09)
03/31/2017	10.92	0.29	(0.06)	0.23	(0.09)	0.00	0.00	(0.09)
03/31/2016	11.06	0.15	(0.25)	(0.10)	(0.02)	0.00	(0.02)	(0.04)
03/31/2015	11.18	(0.03)	0.26	0.23	(0.35)	(0.00)	0.00	(0.35)
03/31/2014	12.25	0.12	(1.07)	(0.95)	(0.02)	(0.06)	(0.04)	(0.12)
03/31/2013	11.95	0.09	0.73	0.82	(0.25)	(0.27)	0.00	(0.52)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.01	0.47%	$1,827,254	1.21	%*	1.21	%*	0.85	%*	0.85	%*	1.85	%*	45%
11.06	2.36	1,735,196	1.04		1.04		0.85		0.85		2.89		168
10.92	(0.69)	1,914,434	0.98		0.98		0.85		0.85		1.68		102
11.06	2.36	2,227,419	0.90		0.90		0.85		0.85		0.32		117
11.18	(7.53)	2,738,928	0.87		0.87		0.85		0.85		1.36		33
12.25	7.18	4,896,233	0.88		0.88		0.85		0.85		1.02		41

11.01	0.22	428,293	1.71	*	1.71	*	1.35	*	1.35	*	1.43	*	45
11.06	1.85	700,614	1.54		1.54		1.35		1.35		2.39		168
10.92	(1.19)	826,925	1.48		1.48		1.35		1.35		1.25		102
11.06	1.85	1,081,034	1.40		1.40		1.35		1.35		(0.19)		117
11.18	(7.99)	1,457,436	1.37		1.37		1.35		1.35		0.92		33
12.25	6.65	2,931,665	1.38		1.38		1.35		1.35		0.53		41

11.01	0.34	301,758	1.46	*	1.46	*	1.10	*	1.10	*	1.60	*	45
11.06	2.10	316,281	1.29		1.29		1.10		1.10		2.62		168
10.92	(0.94)	336,691	1.23		1.23		1.10		1.10		1.42		102
11.06	2.11	390,425	1.15		1.15		1.10		1.10		(0.22)		117
11.18	(7.76)	398,575	1.12		1.12		1.10		1.10		1.01		33
12.25	6.92	536,634	1.13		1.13		1.10		1.10		0.70		41

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$15,993,975
Investments in Affiliates	1,518
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,878
Over the counter	35,876
Deposits with counterparty	18,569
Foreign currency, at value	16,171
Receivable for investments sold	18,619
Receivable for investments sold on a delayed-delivery basis	83,430
Receivable for TBA investments sold	601,112
Receivable for Fund shares sold	14,968
Interest and/or dividends receivable	52,166
Dividends receivable from Affiliates	59
Other assets	8
Total Assets	16,843,349

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,917,305
Payable for sale-buyback transactions	114,537
Payable for short sales	41,275
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,664
Over the counter	95,226
Payable for investments purchased	10,623
Payable for investments in Affiliates purchased	59
Payable for TBA investments purchased	991,084
Deposits from counterparty	9,325
Payable for Fund shares redeemed	19,250
Distributions payable	388
Overdraft due to custodian	5,484
Accrued investment advisory fees	2,492
Accrued supervisory and administrative fees	2,528
Accrued distribution fees	488
Accrued servicing fees	550
Total Liabilities	5,217,278

Net Assets	$11,626,071

Net Assets Consist of:
Paid in capital	$11,899,377
Undistributed (overdistributed) net investment income	112,456
Accumulated undistributed net realized gain (loss)	(459,052)
Net unrealized appreciation (depreciation)	73,290
Net Assets	$11,626,071

Cost of investments in securities	$15,898,072
Cost of investments in Affiliates	$1,518
Cost of foreign currency held	$16,163
Proceeds received on short sales	$41,405
Cost or premiums of financial derivative instruments, net	$(24,881)

18	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$6,471,205
Class P	1,490,704
Administrative Class	506,008
Class D	600,849
Class A	1,827,254
Class C	428,293
Class R	301,758
Shares Issued and Outstanding:
Institutional Class	587,946
Class P	135,439
Administrative Class	45,974
Class D	54,590
Class A	166,016
Class C	38,913
Class R	27,416
Net Asset Value Per Share Outstanding:
Institutional Class	$11.01
Class P	11.01
Administrative Class	11.01
Class D	11.01
Class A	11.01
Class C	11.01
Class R	11.01

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$176,900
Dividends from Investments in Affiliates	117
Total Income	177,017

Expenses:
Investment advisory fees	14,527
Supervisory and administrative fees	14,802
Distribution and/or servicing fees - Administrative Class	671
Distribution and/or servicing fees - Class D	840
Distribution fees - Class C	1,210
Distribution fees - Class R	386
Servicing fees - Class A	2,321
Servicing fees - Class C	605
Servicing fees - Class R	386
Trustee fees	25
Interest expense	20,842
Total Expenses	56,615

Net Investment Income (Loss)	120,402

Net Realized Gain (Loss):
Investments in securities	16,266
Investments in Affiliates	(19)
Exchange-traded or centrally cleared financial derivative instruments	(12,021)
Over the counter financial derivative instruments	(58,496)
Foreign currency	(826)

Net Realized Gain (Loss)	(55,096)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(32,317)
Exchange-traded or centrally cleared financial derivative instruments	11,159
Over the counter financial derivative instruments	19,583
Foreign currency assets and liabilities	(1,293)

Net Change in Unrealized Appreciation (Depreciation)	(2,868)

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,438

20	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$120,402	$343,245
Net realized gain (loss)	(55,096)	(57,003)
Net change in unrealized appreciation (depreciation)	(2,868)	(4,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	62,438	281,972

Distributions to Shareholders:
From net investment income
Institutional Class	(71,381)	(89,885)
Class P	(14,540)	(11,760)
Administrative Class	(5,434)	(7,094)
Class D	(6,371)	(7,927)
Class A	(17,203)	(18,959)
Class C	(3,447)	(4,001)
Class R	(2,486)	(2,612)

Total Distributions(a)	(120,862)	(142,238)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	100,891	516,405

Total Increase (Decrease) in Net Assets	42,467	656,139

Net Assets:
Beginning of period	11,583,604	10,927,465
End of period*	$11,626,071	$11,583,604

*Including undistributed (overdistributed) net investment income of:	$112,456	$112,916

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Statement of Cash Flows PIMCO Real Return Fund

Six Months Ended 09/30/2017 (Unaudited)
(Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$62,438
Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(8,675,216)
Proceeds from sales of long-term securities	6,447,342
(Purchases) Proceeds from sales of short-term portfolio investments, net	678,126
(Increase) decrease in deposits with counterparty	(8,024)
(Increase) decrease in receivable for investments sold	(72,905)
(Increase) decrease in interest and/or dividends receivable	(4,918)
(Increase) decrease in dividends receivable from Affiliates	157
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(7,590)
Proceeds from (Payments on) over the counter financial derivative instruments	(55,752)
Increase (decrease) in payable for investments purchased	276,022
Increase (decrease) in deposits from counterparty	(22,172)
Increase (decrease) in accrued investment advisory fees	(1)
Increase (decrease) in accrued supervisory and administrative fees	(24)
Increase (decrease) in accrued distribution fees	(189)
Increase (decrease) in accrued servicing fees	(70)
Proceeds from (Payments on) short sales transactions, net	21,530
Proceeds from (Payments on) foreign currency transactions	(1,312)
Increase (decrease) in other liabilities	(13)
Net Realized (Gain) Loss
Investments in securities	(16,266)
Investments in Affiliates	19
Exchange-traded or centrally cleared financial derivative instruments	12,021
Over the counter financial derivative instruments	58,496
Foreign currency	826
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	32,317
Exchange-traded or centrally cleared financial derivative instruments	(11,159)
Over the counter financial derivative instruments	(19,583)
Foreign currency assets and liabilities	1,293
Net amortization (accretion) on investments	11,190
Net Cash Provided by (Used for) Operating Activities	(1,293,417)
Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	1,769,290
Payments on shares redeemed	(1,790,104)
Increase (decrease) in overdraft due to custodian	3,215
Cash distributions paid*	(10,150)
Proceeds from reverse repurchase agreements	21,743,392
Payments on reverse repurchase agreements	(20,309,464)
Proceeds from sale-buyback transactions	8,329,122
Payments on sale-buyback transactions	(8,434,707)
Net Cash Received from (Used for) Financing Activities	1,300,594

Net Increase (Decrease) in Cash and Foreign Currency	7,177
Cash and Foreign Currency:
Beginning of period	8,994
End of period	$16,171
* Reinvestment of distributions	$113,424
Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year or period	$17,888
A Statement of Cash Flows is presented when the Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO REAL RETURN FUND	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		$5,700	$5,600

Total Loan Participations and Assignments (Cost $5,512)			5,600

CORPORATE BONDS & NOTES 5.9%

BANKING & FINANCE 4.5%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		600	614
Air Lease Corp.
4.750% due 03/01/2020		300	317
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	644
Ally Financial, Inc.
3.250% due 02/13/2018		$5,600	5,644
3.500% due 01/27/2019		500	509
3.600% due 05/21/2018		7,250	7,315
3.750% due 11/18/2019		200	205
4.250% due 04/15/2021		100	104
6.250% due 12/01/2017		6,300	6,344
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		4,900	4,912
American Tower Corp.
2.800% due 06/01/2020		875	889
3.450% due 09/15/2021		200	207
Bank of America N.A.
1.750% due 06/05/2018		49,725	49,782
Barclays PLC
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(e)		800	847
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,550	6,672
BRFkredit A/S
2.000% due 10/01/2017	DKK	57,700	9,165
2.500% due 10/01/2047		3,875	638
4.000% due 01/01/2018		29,800	4,786
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	121,216	6,617
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,300	11,739
Deutsche Bank AG
4.250% due 10/14/2021		49,600	52,017
Dexia Credit Local S.A.
2.375% due 09/20/2022		22,900	22,846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
2.140% (US0003M + 0.830%) due 03/12/2019 ~		$100	$100
2.375% due 03/12/2019		200	201
2.943% due 01/08/2019		100	101
General Motors Financial Co., Inc.
2.350% due 10/04/2019		700	703
2.569% (US0003M + 1.270%) due 10/04/2019 ~		100	102
3.100% due 01/15/2019		1,400	1,420
3.364% (US0003M + 2.060%) due 01/15/2019 ~		300	306
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		47,900	48,827
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	722
ING Bank NV
2.625% due 12/05/2022		$14,400	14,597
International Lease Finance Corp.
3.875% due 04/15/2018		100	101
6.250% due 05/15/2019		600	638
7.125% due 09/01/2018		21,600	22,621
8.250% due 12/15/2020		700	820
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	2,118
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		2,800	2,851
LeasePlan Corp. NV
2.875% due 01/22/2019		500	501
Lloyds Banking Group PLC
3.000% due 02/04/2019 +(f)		5,461	5,453
3.000% due 10/11/2019 +(f)		6,100	6,098
MetLife, Inc.
6.817% due 08/15/2018		1,100	1,148
Navient Corp.
4.875% due 06/17/2019		700	726
5.500% due 01/15/2019		21,275	22,038
5.875% due 03/25/2021		200	211
8.000% due 03/25/2020		200	221
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	45,400	7,211
2.000% due 10/01/2017		84,400	13,406
2.000% due 01/01/2018		5,200	832
2.500% due 10/01/2047		11,148	1,839
Nykredit Realkredit A/S
1.000% due 10/01/2017		173,000	27,478
2.000% due 10/01/2017		72,000	11,436
2.000% due 04/01/2018		76,900	12,365
2.500% due 10/01/2047		62,748	10,340
4.000% due 01/01/2018		2,300	369

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,500	$1,560
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	66,900	10,663
1.000% due 04/01/2018		87,800	14,050
2.000% due 01/01/2018		29,400	4,697
2.500% due 10/01/2047		59,591	9,834
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		$2,300	2,305
Springleaf Finance Corp.
5.250% due 12/15/2019		1,400	1,461
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		3,300	3,303
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		30,100	30,154
1.897% (US0003M + 0.580%) due 06/08/2020 ~		30,800	30,935
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		500	508

			520,183

INDUSTRIALS 0.5%
Actavis, Inc.
3.250% due 10/01/2022		300	308
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,899
7.750% due 05/15/2022		$800	850
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	201
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		9,100	9,120
BAT International Finance PLC
2.750% due 06/15/2020		200	203
Baxalta, Inc.
2.875% due 06/23/2020		400	406
Celgene Corp.
2.300% due 08/15/2018		800	805
D.R. Horton, Inc.
3.750% due 03/01/2019		200	204
Daimler Finance North America LLC
2.250% due 09/03/2019		500	502
Dell International LLC
3.480% due 06/01/2019		1,600	1,631
Deutsche Telekom International Finance BV
1.500% due 09/19/2019		200	198
DISH DBS Corp.
7.875% due 09/01/2019		100	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~	$3,500	$3,512
2.750% due 01/30/2023	5,200	5,188
EMD Finance LLC
2.400% due 03/19/2020	200	202
ERAC USA Finance LLC
2.800% due 11/01/2018	200	202
5.250% due 10/01/2020	100	108
Forest Laboratories LLC
5.000% due 12/15/2021	2,400	2,625
General Motors Co.
3.500% due 10/02/2018	500	508
Harley-Davidson Funding Corp.
6.800% due 06/15/2018	200	207
Imperial Brands Finance PLC
2.950% due 07/21/2020	700	711
Japan Tobacco, Inc.
2.100% due 07/23/2018	200	201
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	500	543
Kinder Morgan, Inc.
7.250% due 06/01/2018	1,500	1,553
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	400	393
Ryder System, Inc.
2.450% due 09/03/2019	500	504
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	300	325
Sky PLC
2.625% due 09/16/2019	600	604
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	300	305
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	200	198
Time Warner Cable LLC
5.000% due 02/01/2020	1,200	1,269
8.250% due 04/01/2019	500	544
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	200	209
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,376	2,799
Viacom, Inc.
2.750% due 12/15/2019	43	44
VMware, Inc.
2.300% due 08/21/2020	1,700	1,706
2.950% due 08/21/2022	1,200	1,205
3.900% due 08/21/2027	1,900	1,924
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,281	4,284
2.450% due 11/20/2019	1,500	1,512

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		$2,700	$2,703

			54,525

UTILITIES 0.9%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		12,350	12,413
2.254% (US0003M + 0.950%) due 07/15/2021 ~		29,000	29,381
5.150% due 02/14/2050		9,800	9,914
5.300% due 08/14/2058		3,100	3,137
Enable Midstream Partners LP
2.400% due 05/15/2019		200	199
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		200	211
NextEra Energy Capital Holdings, Inc.
6.000% due 03/01/2019		800	844
Petrobras Global Finance BV
4.375% due 05/20/2023		1,900	1,883
5.299% due 01/27/2025		7,588	7,586
5.999% due 01/27/2028		20,781	20,807
6.250% due 12/14/2026	GBP	1,300	1,843
6.625% due 01/16/2034		100	138
7.375% due 01/17/2027		$16,900	18,641
8.750% due 05/23/2026		100	120
Plains All American Pipeline LP
2.600% due 12/15/2019		300	300
Regency Energy Partners LP
5.750% due 09/01/2020		300	323
Vodafone Group PLC
4.625% due 07/15/2018		400	409

			108,149

Total Corporate Bonds & Notes (Cost $668,033)			682,857

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~		581	571
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~		143	141
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~		273	261
1.587% (LIBOR01M + 0.350%) due 07/25/2037 - 05/25/2042 ~		249	250
1.677% (LIBOR01M + 0.440%) due 05/25/2036 ~		68	68
1.682% (LIBOR01M + 0.445%) due 02/25/2037 ~		521	520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.029% (12MTA + 1.200%) due 10/01/2044 ~	$617	$629
2.030% (12MTA + 1.200%) due 06/01/2043 - 09/01/2044 ~	479	487
2.275% (H15T1Y + 1.400%) due 02/01/2032 ~	5	5
2.340% (H15T1Y + 1.715%) due 11/01/2033 ~	20	21
2.393% (H15T1Y + 1.768%) due 10/01/2033 ~	3	3
2.443% (H15T1Y + 1.720%) due 02/01/2034 ~	16	16
2.591% (US0001M + 1.341%) due 04/01/2032 ~	22	23
2.641% (US0006M + 1.875%) due 04/01/2033 ~	241	252
2.700% (US0006M + 1.306%) due 04/01/2027 ~	38	39
3.202% (H15T1Y + 2.227%) due 09/01/2034 ~	13	14
3.288% due 05/25/2035 ~	24	25
3.377% (US0012M + 1.627%) due 05/01/2035 ~	173	182
3.585% (US0012M + 1.730%) due 05/01/2036 ~	26	27
3.985% (US0012M + 2.235%) due 04/01/2035 ~	90	95
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	63	67
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	34	36
6.500% due 06/25/2028	37	41
Fannie Mae, TBA
3.000% due 11/01/2047	8,450	8,461
3.500% due 10/01/2032 - 12/01/2047	410,850	423,240
Freddie Mac
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	324	323
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	216	212
1.504% (LIBOR01M + 0.270%) due 01/15/2037 ~	9	9
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	510	504
2.030% (12MTA + 1.200%) due 02/25/2045 ~	880	888
2.230% (12MTA + 1.400%) due 07/25/2044 ~	178	181
2.819% (H15T1Y + 2.218%) due 01/01/2034 ~	264	281
3.130% (US0012M + 1.487%) due 09/01/2036 ~	106	110
3.149% (US0006M + 1.774%) due 07/01/2036 ~	104	109

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.320% (US0012M + 1.686%) due 10/01/2036 ~	$50	$52
3.510% (US0012M + 1.764%) due 06/01/2033 ~	167	176
3.588% (US0012M + 2.028%) due 01/01/2034 ~	272	290
4.500% due 07/15/2020	372	380
6.500% due 01/25/2028	16	17
7.000% due 10/15/2030	35	41
Ginnie Mae
1.634% (LIBOR01M + 0.400%) due 06/16/2031 -03/16/2032 ~	32	32
2.056% (US0001M + 0.820%) due 01/20/2060 ~	27,487	27,708
2.125% (H15T1Y + 1.500%) due 07/20/2035 ~	20	21
2.250% (H15T1Y + 1.500%) due 12/20/2035 ~	578	603
Small Business Administration
5.902% due 02/10/2018	214	218

Total U.S. Government Agencies (Cost $468,311)		467,629

U.S. TREASURY OBLIGATIONS 110.1%
U.S. Treasury Bonds
3.000% due 05/15/2047 (g)	84,640	87,047
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)	112,961	113,043
0.125% due 04/15/2019 (i)(k)	31,131	31,252
0.125% due 04/15/2020 (g)(i)	852,731	856,914
0.125% due 04/15/2021 (g)(i)	642,638	644,552
0.125% due 01/15/2022 (g)(i)(k)	28,420	28,514
0.125% due 04/15/2022	22,929	22,928
0.125% due 07/15/2022 (g)	1,039,781	1,044,946
0.125% due 01/15/2023 (g)	515,599	514,358
0.125% due 07/15/2024 (g)	477,461	472,680
0.125% due 07/15/2026	229,568	223,250
0.250% due 01/15/2025	431,503	427,203
0.375% due 07/15/2023 (g)	491,660	498,133
0.375% due 07/15/2025	180,280	180,297
0.375% due 01/15/2027 (k)	7,307	7,219
0.375% due 07/15/2027 (g)	103,340	102,330
0.625% due 07/15/2021 (g)(i)	291,921	299,987
0.625% due 01/15/2024	234,440	239,407
0.625% due 01/15/2026 (g)	762,607	772,903
0.625% due 02/15/2043	45,890	42,892
0.750% due 02/15/2042	102,789	99,322
0.750% due 02/15/2045	132,319	126,234
0.875% due 02/15/2047	92,608	91,277
1.000% due 02/15/2046	193,184	196,009
1.250% due 07/15/2020 (i)(k)	302,677	315,388
1.375% due 07/15/2018 (i)(k)	6,834	6,947

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 01/15/2020 (i)	$227,274	$235,424
1.375% due 02/15/2044	433,349	478,194
1.625% due 01/15/2018 (i)(k)	11,059	11,135
1.750% due 01/15/2028 (k)	220,497	246,872
1.875% due 07/15/2019 (i)(k)	13,275	13,831
2.000% due 01/15/2026	98,970	111,299
2.125% due 01/15/2019 (i)(k)	12,825	13,229
2.125% due 02/15/2040	118,974	149,731
2.125% due 02/15/2041 (g)(k)	32,062	40,575
2.375% due 01/15/2025	665,013	759,696
2.375% due 01/15/2027	100,047	116,967
2.500% due 01/15/2029	336,316	406,042
3.375% due 04/15/2032 (k)	138	190
3.625% due 04/15/2028 (g)	995,190	1,303,180
3.875% due 04/15/2029	375,124	510,444
U.S. Treasury Notes
1.875% due 02/28/2022 (g)	131,400	131,413
1.875% due 04/30/2022 (g)	1,200	1,199
1.875% due 07/31/2022 (g)	130,800	130,488
1.875% due 08/31/2024 (g)	149,530	146,823
2.000% due 11/15/2026 (g)(k)	6,095	5,938
2.125% due 07/31/2024 (g)(k)	46,196	46,110
2.250% due 08/15/2027 (k)	51,200	50,835
2.750% due 02/15/2024 (g)	427,100	443,508

Total U.S. Treasury Obligations (Cost $12,763,440)		12,798,155

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Adjustable Rate Mortgage Trust
3.590% due 10/25/2035 ^~	797	757
3.844% due 08/25/2035 ~	764	756
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~	6,904	6,199
Ally Financial, Inc.
2.500% due 12/15/2017 +(f)	32,100	32,070
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	665	568
1.447% (US0001M + 0.210%) due 10/25/2046 ~	8,826	7,028

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~	$689	$693
Banc of America Funding Trust
3.597% due 01/20/2047 ^~	310	295
5.753% due 10/25/2036 ^	263	242
5.837% due 01/25/2037 ^	216	200
5.888% due 04/25/2037 ^	180	159
Banc of America Mortgage Trust
3.435% due 11/25/2035 ^~	1,092	1,025
3.607% due 12/25/2034 ~	737	742
3.723% due 07/25/2035 ^~	732	689
BCAP LLC Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	1,901	1,739
3.226% due 04/26/2036 ~	4,763	3,923
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	73	71
3.372% due 02/25/2036 ^~	396	391
3.386% due 10/25/2035 ~	1,131	1,131
3.560% due 01/25/2034 ~	274	280
3.576% due 02/25/2034 ~	971	988
3.601% due 01/25/2034 ~	916	926
3.666% due 05/25/2047 ^~	1,471	1,409
3.686% due 07/25/2036 ^~	2,239	2,149
3.865% due 11/25/2034 ~	133	134
Bear Stearns ALT-A Trust
3.292% due 08/25/2036 ^~	514	417
3.452% due 09/25/2035 ~	101	90
3.477% due 11/25/2036 ~	1,410	1,317
3.564% due 05/25/2035 ~	68	69
4.242% due 08/25/2036 ^~	453	348
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	965	946
3.521% due 02/25/2037 ~	106	106
3.582% due 02/25/2037 ~	77	78
ChaseFlex Trust
1.737% (US0001M + 0.500%) due 06/25/2035 ~	368	234
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.417% (US0001M + 0.180%) due 07/25/2036 ~	469	439
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	605	626
Citigroup Mortgage Loan Trust
3.504% due 07/25/2046 ^~	1,173	1,059
3.737% due 09/25/2037 ^~	486	459
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	378	370
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	384	385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.573% due 03/25/2034 ~	$147	$148
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	578	578
Countrywide Alternative Loan Trust
1.347% (US0001M + 0.110%) due 06/25/2046 ~	1,576	1,500
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	252	243
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	102	86
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	6,048	5,192
1.446% (US0001M + 0.210%) due 03/20/2046 ~	241	207
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	5,605	3,775
1.556% (US0001M + 0.320%) due 11/20/2035 ~	720	616
1.889% (12MTA + 1.000%) due 12/25/2035 ~	1,165	1,095
1.937% (US0001M + 0.700%) due 10/25/2035 ^~	181	154
3.549% due 02/25/2037 ^~	4,357	4,242
5.500% due 11/25/2035	59	57
6.000% due 01/25/2037 ^	2,694	2,365
6.000% due 02/25/2037 ^	99	70
6.500% due 08/25/2032	524	548
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~	544	519
3.126% due 01/20/2035 ~	149	151
3.165% due 11/25/2034 ~	17	17
3.178% due 02/20/2036 ^~	131	115
3.220% due 11/20/2034 ~	211	210
3.250% due 03/25/2037 ^~	301	274
3.252% due 04/20/2036 ^~	239	221
3.268% due 01/20/2035 ~	84	84
3.325% due 04/25/2035 ^~	449	413
3.408% due 02/25/2047 ^~	340	309
3.483% due 04/20/2035 ~	129	128
3.695% due 11/19/2033 ~	54	54
5.500% due 11/25/2035 ^	207	186
5.500% due 04/25/2038	512	524
6.000% due 04/25/2036	2,202	1,960
Credit Suisse First Boston Mortgage Securities Corp.
3.343% due 04/25/2034 ~	76	76
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	494	277
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	232	116

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-A Securities, Inc.
3.341% due 10/25/2035 ~		$147	$128
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~		55	55
First Horizon Alternative Mortgage Securities Trust
3.133% due 09/25/2034 ~		299	296
3.192% due 06/25/2034 ~		539	535
6.000% due 02/25/2037		1,231	1,014
6.250% due 08/25/2037 ^		287	228
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~		768	672
GreenPoint Mortgage Funding Trust
1.677% (US0001M + 0.440%) due 06/25/2045 ~		911	859
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	224	229
GSR Mortgage Loan Trust
3.282% due 11/25/2035 ~		$817	817
3.407% due 11/25/2035 ~		80	79
3.503% due 04/25/2035 ~		123	123
3.506% due 11/25/2035 ^~		1,149	1,068
3.536% due 07/25/2035 ~		532	536
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 07/21/2036 ~		641	573
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~		1,028	849
1.487% (US0001M + 0.250%) due 01/19/2036 ~		2,128	1,692
1.547% (US0001M + 0.310%) due 11/19/2035 ~		1,287	1,198
1.576% (US0001M + 0.340%) due 06/20/2035 ~		318	312
1.677% (US0001M + 0.440%) due 05/19/2035 ~		10	10
3.330% due 04/19/2034 ~		160	160
3.437% due 01/19/2035 ~		672	668
HomeBanc Mortgage Trust
3.251% due 04/25/2037 ^~		1,336	1,152
Impac CMB Trust
2.137% (US0001M + 0.900%) due 10/25/2033 ~		192	191
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 06/25/2046 ~		2,581	2,253
1.517% (US0001M + 0.280%) due 07/25/2035 ~		496	436
1.537% (US0001M + 0.300%) due 11/25/2035 ^~		244	180
1.537% (US0001M + 0.300%) due 06/25/2037 ^~		436	282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.109% due 12/25/2034 ~		$131	$128
3.281% due 01/25/2036 ^~		257	231
3.301% due 08/25/2035 ~		251	229
3.301% due 08/25/2035 ^~		200	183
3.325% due 06/25/2036 ~		368	364
3.340% due 10/25/2035 ~		204	192
3.397% due 08/25/2036 ~		619	598
3.515% due 11/25/2035 ^~		502	479
3.532% due 10/25/2034 ~		623	629
3.718% due 11/25/2035 ^~		32	31
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		214	176
JPMorgan Mortgage Trust
3.185% due 11/25/2035 ~		388	374
3.334% due 10/25/2035 ^~		176	159
3.335% due 06/25/2036 ~		50	45
3.462% due 07/25/2035 ~		780	783
3.500% due 08/25/2035 ~		499	503
3.506% due 06/25/2035 ~		54	54
3.529% due 04/25/2035 ~		61	62
3.644% due 07/25/2035 ~		202	207
3.676% due 07/25/2035 ~		105	108
3.715% due 08/25/2035 ~		495	498
Luminent Mortgage Trust
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~		1,079	971
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	883	1,046
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		$2,435	2,012
3.182% due 12/25/2033 ~		1,399	1,378
3.328% due 12/25/2033 ~		66	67
3.441% due 11/21/2034 ~		544	560
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~		1,016	216
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~		117	117
1.974% (US0001M + 0.740%) due 09/15/2030 ~		56	55
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~		210	205
1.714% (US0001M + 0.480%) due 06/15/2030 ~		122	117
2.094% (US0001M + 0.860%) due 08/15/2032 ~		265	257
2.610% due 10/20/2029 ~		84	85

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~	$717	$677
1.991% (US0006M + 0.500%) due 03/25/2030 ~	49	47
2.191% (US0006M + 0.700%) due 11/25/2029 ~	28	28
2.237% (US0001M + 1.000%) due 10/25/2035 ~	673	645
2.973% due 02/25/2035 ~	511	507
3.107% due 02/25/2033 ~	1,532	1,491
3.141% due 12/25/2034 ~	626	631
3.153% due 12/25/2035 ~	181	168
3.293% due 05/25/2036 ~	537	527
3.341% due 02/25/2034 ~	1,804	1,811
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~	511	516
3.651% due 06/25/2037 ~	492	492
3.709% due 09/25/2035 ^~	216	197
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	307	218
New York Mortgage Trust
3.616% due 05/25/2036 ^~	365	358
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.745% due 02/25/2036 ^~	166	147
5.820% due 03/25/2047	449	453
6.138% due 03/25/2047	416	419
Provident Funding Mortgage Loan Trust
3.288% due 08/25/2033 ~	723	729
3.291% due 04/25/2034 ~	29	29
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 06/25/2046 ~	3,346	1,624
1.517% (US0001M + 0.280%) due 12/25/2045 ~	1,591	1,335
1.537% (US0001M + 0.300%) due 08/25/2035 ~	111	100
2.249% (12MTA + 1.360%) due 09/25/2045 ~	152	146
4.556% due 09/25/2035 ^~	258	226
6.000% due 10/25/2034	86	88
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~	8,562	7,096
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	80	40
5.000% due 08/25/2019	39	39
5.500% due 06/25/2033	144	146
6.250% due 10/25/2036 ^	1,097	1,096
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~	1,748	1,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.898% (US0006M + 0.500%) due 05/20/2034 ~		$739	$717
1.937% (US0001M + 0.700%) due 10/19/2026 ~		37	36
1.996% (US0001M + 0.760%) due 10/20/2027 ~		56	54
2.036% (US0001M + 0.800%) due 10/20/2027 ~		105	103
2.136% (US0001M + 0.900%) due 12/20/2032 ~		110	107
Structured Adjustable Rate Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 10/25/2035 ~		897	862
2.344% (12MTA + 1.400%) due 01/25/2035 ~		29	27
2.953% (US0006M + 1.500%) due 10/25/2037 ^~		329	284
3.187% due 11/25/2035 ^~		203	185
3.315% due 05/25/2036 ^~		531	508
3.452% due 02/25/2034 ~		394	397
3.471% due 04/25/2034 ~		12	12
3.487% due 08/25/2035 ~		152	152
3.536% due 09/25/2035 ~		942	849
3.608% due 09/25/2036 ^~		958	760
3.661% due 09/25/2034 ~		18	18
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		225	176
1.447% (US0001M + 0.210%) due 04/25/2036 ~		1,122	1,054
1.447% (US0001M + 0.210%) due 05/25/2036 ~		4,354	3,442
1.467% (US0001M + 0.230%) due 02/25/2036 ~		419	383
1.487% (US0001M + 0.250%) due 07/19/2035 ~		1,002	975
1.547% (US0001M + 0.310%) due 12/25/2035 ^~		379	339
1.897% (US0001M + 0.660%) due 09/19/2032 ~		205	201
1.897% (US0001M + 0.660%) due 10/19/2034 ~		93	90
1.937% (US0001M + 0.700%) due 03/19/2034 ~		261	255
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.455% due 01/25/2034 ~		21	21
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	116
Trinity Square PLC
1.445% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	21,130	28,662
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 07/25/2045 ~		$32	32

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.589% (12MTA + 0.700%) due 03/25/2047 ^~	$6,484	$5,864
1.637% (US0001M + 0.400%) due 10/25/2044 ~	410	402
1.650% (12MTA + 0.820%) due 12/25/2046 ^~	3,186	2,898
1.659% (12MTA + 0.770%) due 05/25/2047 ~	905	873
1.787% (US0001M + 0.550%) due 07/25/2044 ~	2,054	2,051
1.869% (12MTA + 0.980%) due 06/25/2046 ~	114	113
1.889% (12MTA + 1.000%) due 02/25/2046 ~	868	853
1.917% (US0001M + 0.680%) due 01/25/2045 ~	1,313	1,311
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	938	929
2.089% (12MTA + 1.200%) due 11/25/2042 ~	58	55
2.289% (12MTA + 1.400%) due 06/25/2042 ~	149	145
2.606% due 01/25/2037 ^~	1,781	1,652
2.798% due 04/25/2037 ^~	1,239	1,106
2.819% due 12/25/2036 ^~	1,147	1,101
2.880% due 05/25/2037 ^~	2,348	1,997
2.912% due 12/25/2035 ~	55	54
3.029% due 02/25/2037 ^~	2,721	2,505
3.062% due 06/25/2033 ~	549	560
3.062% due 03/25/2035 ~	149	151
3.146% due 03/25/2034 ~	102	104
3.165% due 12/25/2035 ~	610	567
3.180% due 08/25/2036 ^~	224	214
3.192% due 02/25/2037 ^~	527	503
3.278% due 09/25/2035 ~	432	449
Washington Mutual Mortgage Pass-Through Certificates Trust
1.859% (12MTA + 0.970%) due 05/25/2046 ~	1,889	1,638
6.500% due 08/25/2035	341	297
Wells Fargo Mortgage-Backed Securities Trust
3.101% due 01/25/2035 ~	350	346
3.117% due 01/25/2035 ~	744	766
3.172% due 04/25/2036 ~	282	279
3.296% due 06/25/2035 ~	26	27
3.320% due 06/25/2035 ~	135	136
3.396% due 03/25/2036 ~	145	148
3.419% due 04/25/2036 ~	346	344
3.478% due 03/25/2035 ~	311	315
3.486% due 10/25/2035 ~	1,040	1,027
3.577% due 10/25/2036 ~	56	54
6.000% due 08/25/2036	1,275	1,269

Total Non-Agency Mortgage-Backed Securities (Cost $209,082)		225,363

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp. Home Equity Loan Trust
3.037% (US0001M + 1.800%) due 10/25/2032 ~		$69	$69
3.037% (US0001M + 1.800%) due 06/25/2034 ~		223	216
Alpstar CLO PLC
0.080% (EUR006M + 0.330%) due 05/15/2024 ~	EUR	1,262	1,492
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.857% (US0001M + 0.620%) due 05/25/2035 ~		$1,800	1,719
Ares CLO Ltd.
2.497% (US0003M + 1.180%) due 08/28/2025 ~		5,200	5,212
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~		2,728	2,472
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		5,243	4,451
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.597% (US0001M + 0.360%) due 10/25/2035 ~		1,748	1,756
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		7,200	7,238
Avoca CLO PLC
0.119% (EUR006M + 0.370%) due 05/16/2024 ~	EUR	52	62
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 04/25/2031 ~		$301	324
Cadogan Square CLO BV
0.376% (EUR006M + 0.650%) due 07/24/2023 ~	EUR	500	588
Citigroup Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 12/25/2036 ~		$4,596	3,151
Citigroup Mortgage Loan Trust, Inc.
1.457% (US0001M + 0.220%) due 08/25/2036 ~		1,250	1,240
1.567% (US0001M + 0.330%) due 10/25/2036 ~		17,188	14,911
Countrywide Asset-Backed Certificates
1.427% (US0001M + 0.190%) due 06/25/2047 ~		1,191	1,159
1.487% (US0001M + 0.250%) due 03/25/2037 ~		10,300	9,382
4.718% due 04/25/2036 ~		854	788

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	$656	$657
1.857% (US0001M + 0.620%) due 08/25/2035 ~	669	673
2.017% (US0001M + 0.780%) due 11/25/2034 ~	864	860
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	10,960	11,142
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	5,100	5,115
Eaton Vance CDO PLC
1.555% (US0003M + 0.240%) due 02/22/2027 ~	551	552
1.615% (US0003M + 0.300%) due 02/22/2027 ~	462	463
Equity One Mortgage Pass-Through Trust
1.837% (US0001M + 0.600%) due 04/25/2034 ~	141	125
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~	2,375	2,389
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~	14,950	13,186
1.957% (US0001M + 0.720%) due 05/25/2035 ~	641	645
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	3,799	3,451
GSAMP Trust
1.607% (US0001M + 0.370%) due 03/25/2047 ~	3,000	1,994
2.212% (US0001M + 0.975%) due 03/25/2035 ^~	5,015	4,110
HSI Asset Securitization Corp. Trust
1.507% (US0001M + 0.270%) due 02/25/2036 ~	2,300	2,245
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~	5,236	2,549
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	6,571	4,636
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~	6,778	6,695
2.037% (US0001M + 0.800%) due 10/25/2035 ~	686	679
4.895% due 06/25/2036	5,238	5,188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
1.972% (US0001M + 0.735%) due 08/25/2035 ~	$100	$100
2.032% (US0001M + 0.795%) due 02/25/2035 ~	224	225
Merrill Lynch Mortgage Investors Trust
1.317% (US0001M + 0.080%) due 09/25/2037 ~	131	48
1.357% (US0001M + 0.120%) due 02/25/2037 ~	141	64
Morgan Stanley ABS Capital, Inc. Trust
1.577% (US0001M + 0.340%) due 03/25/2037 ~	604	332
Morgan Stanley Dean Witter Capital, Inc. Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	864	862
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~	171	127
6.000% due 07/25/2047 ^~	185	150
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	18,629	18,877
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.527% (US0001M + 0.290%) due 03/25/2036 ~	4,100	3,638
NovaStar Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	1,715	843
1.707% (LIBOR01M + 0.705%) due 01/25/2036 ~	2,200	2,182
2.317% (LIBOR01M + 1.080%) due 06/25/2035 ~	2,517	2,547
OneMain Financial Issuance Trust
2.470% due 09/18/2024	669	670
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.727% (US0001M + 0.490%) due 09/25/2035 ~	3,800	3,790
2.212% (US0001M + 0.975%) due 10/25/2034 ~	1,022	1,028
2.227% (US0001M + 0.990%) due 09/25/2034 ~	817	817
2.287% (US0001M + 1.050%) due 10/25/2034 ~	4,900	4,930
Popular ABS Mortgage Pass-Through Trust
1.927% (US0001M + 0.690%) due 06/25/2035 ~	626	527
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~	507	499
2.337% (US0001M + 1.100%) due 09/25/2037 ~	38,607	22,952

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
1.417% (US0001M + 0.180%) due 08/25/2046 ~		$286	$287
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~		4,700	3,593
Residential Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 09/25/2029 ~		10	10
Saxon Asset Securities Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ~		500	450
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		2,099	2,173
SLM Student Loan Trust
0.000% due 06/17/2024 ♦	EUR	623	734
2.214% (US0003M + 0.900%) due 07/25/2023 ~		$10,582	10,631
2.814% (US0003M + 1.500%) due 04/25/2023 ~		97,280	99,656
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~		1,882	1,884
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		175	175
Structured Asset Investment Loan Trust
1.457% (US0001M + 0.220%) due 12/25/2035 ~		815	812
1.597% (US0001M + 0.360%) due 10/25/2035 ~		334	335
1.942% (US0001M + 0.705%) due 03/25/2034 ~		408	405
Structured Asset Securities Corp. Mortgage Loan Trust
1.617% (US0001M + 0.380%) due 10/25/2036 ~		1,700	1,473
2.737% (US0001M + 1.500%) due 04/25/2035 ~		187	184
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		13,700	13,724
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		1,604	1,607
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		16,800	16,844
2.484% (US0003M + 1.180%) due 10/17/2026 ~		3,900	3,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		$3,620	$3,634
Venture CDO Ltd.
1.537% (US0003M + 0.230%) due 01/20/2022 ~		390	388
VOLT LLC
3.125% due 09/25/2047		5,230	5,236
3.500% due 03/25/2047		3,076	3,106
3.875% due 04/25/2055		160	161
Wells Fargo Home Equity Asset-Backed Securities Trust
2.837% (US0001M + 1.600%) due 12/25/2034 ~		400	387

Total Asset-Backed Securities (Cost $349,682)			360,606

SOVEREIGN ISSUES 9.9%
Argentina Government International Bond
6.875% due 01/26/2027		33,300	36,014
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	232,200	14,206
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	30,794	24,014
Autonomous Community of Catalonia
4.950% due 02/11/2020 (g)	EUR	11,900	14,805
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (b)	BRL	787,195	244,242
0.000% due 04/01/2018 (b)		11,700	3,572
0.000% due 07/01/2018 (b)		1,051,900	315,841
Canada Government International Bond
4.250% due 12/01/2026 (d)	CAD	31,180	33,501
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$10,600	10,520
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (d)	EUR	11,419	13,695
1.650% due 04/23/2020 (d)		5,306	6,630
Japan Bank for International Cooperation
2.375% due 07/21/2022		$5,300	5,323
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	1,283,750	11,825

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 03/10/2027 (d)	JPY	10,173,563	$94,525
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	974	58
7.750% due 05/29/2031		209,076	12,180
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	104,108	72,605
3.000% due 09/20/2030 (d)		20,108	15,569
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	99,125	155,621
0.125% due 03/22/2044 (d)		1,776	3,626
0.125% due 03/22/2046 (d)		17,625	36,996
0.125% due 11/22/2056 (d)		2,746	6,781
0.125% due 11/22/2065 (d)		6,031	17,503

Total Sovereign Issues (Cost $1,128,518)			1,149,652

SHORT-TERM INSTRUMENTS 2.7%

CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.781% due 03/16/2018		$32,500	32,531
1.827% due 05/17/2018		30,500	30,513
1.940% due 09/04/2018		29,700	29,724
Norinchukin Bank
2.019% due 10/10/2017		44,500	44,512
2.019% due 10/11/2017		14,900	14,904
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		17,900	17,903

			170,087

ARGENTINA TREASURY BILLS 0.2%
3.030% due 10/13/2017 - 09/28/2018 (a)(b)		20,000	19,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 0.8%
(0.118)% due 11/06/2017 (b)(c)	JPY	10,910,000	$96,968

MEXICO TREASURY BILLS 0.1%
6.933% due 11/30/2017 - 01/04/2018 (a)(b)	MXN	193,385	10,491

U.S. TREASURY BILLS 0.1%
1.053% due 11/09/2017 - 01/18/2018 (a)(b)(i)(k)		$6,740	6,723

Total Short-Term Instruments (Cost $305,494)			304,113

Total Investments in Securities (Cost $15,898,072)			15,993,975

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		153,609	1,518

Total Short-Term Instruments (Cost $1,518)			1,518

Total Investments in Affiliates (Cost $1,518)			1,518

Total Investments 137.6% (Cost $15,899,590)			$15,995,493

Financial Derivative Instruments (h)(j) (0.5)% (Cost or Premiums, net $(24,881))			(59,136)

Other Assets and Liabilities, net (37.1)%			(4,310,286)

Net Assets 100.0%			$11,626,071

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$32,057	$32,070	0.28%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	5,461	5,453	0.05
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	6,100	6,098	0.05

				$43,618	$43,621	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOM	1.200%	08/08/2017	10/10/2017		$	(200,875)	$(201,243)
	1.230	08/31/2017	10/10/2017			(15,979)	(15,996)
	1.270	08/31/2017	10/10/2017			(8,410)	(8,420)
	1.310	09/13/2017	10/06/2017			(107,750)	(107,825)
BOS	1.130	08/31/2017	10/11/2017			(526)	(526)
	1.150	09/07/2017	10/10/2017			(104,173)	(104,256)
	1.260	08/31/2017	10/11/2017			(22,602)	(22,627)
	1.280	07/26/2017	10/26/2017			(64,834)	(64,991)
BSN	1.240	08/11/2017	10/10/2017			(29,574)	(29,627)
	1.240	08/11/2017	10/11/2017			(791,250)	(792,667)
	1.250	07/24/2017	10/24/2017			(86,508)	(86,718)
	1.250	08/23/2017	10/24/2017			(29,250)	(29,290)
	1.250	08/31/2017	10/27/2017			(841)	(842)
	1.250	09/07/2017	10/27/2017			(2,007)	(2,009)
	1.250	09/13/2017	10/24/2017			(14,546)	(14,556)
	1.300	07/05/2017	10/05/2017			(70,078)	(70,303)
	1.300	07/12/2017	10/05/2017			(18,482)	(18,536)
	1.300	08/23/2017	10/05/2017			(10,355)	(10,370)
	1.300	08/31/2017	10/05/2017			(16,050)	(16,069)
	1.310	07/06/2017	10/06/2017			(330,225)	(331,282)
	1.310	08/23/2017	10/06/2017			(3,736)	(3,742)
DBL	(0.850)	06/20/2017	TBD	(2)	EUR	(7,117)	(8,397)
GRE	1.170	09/07/2017	10/12/2017		$	(90,882)	(90,956)
	1.280	08/31/2017	10/18/2017			(1,472)	(1,473)
	1.280	09/07/2017	10/18/2017			(7,816)	(7,823)

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
IND	1.210%	08/04/2017	10/04/2017	$	(139,894)	$(140,171)
	1.240	08/16/2017	10/16/2017		(143,792)	(144,025)
	1.240	08/17/2017	10/17/2017		(181,125)	(181,412)
	1.240	09/07/2017	10/16/2017		(30,526)	(30,552)
	1.250	08/15/2017	10/16/2017		(43,625)	(43,697)
	1.260	09/07/2017	10/11/2017		(7,816)	(7,823)
	1.280	09/12/2017	10/18/2017		(20,675)	(20,690)
JPS	1.200	09/07/2017	10/12/2017		(69,165)	(69,223)
RDR	1.230	08/11/2017	10/11/2017		(420,000)	(420,746)
	1.230	08/14/2017	10/13/2017		(429,917)	(430,637)
	1.270	09/07/2017	10/12/2017		(286,338)	(286,590)
SCX	1.250	09/19/2017	10/06/2017		(966)	(967)
	1.280	09/06/2017	10/10/2017		(20,174)	(20,193)
	1.280	09/07/2017	10/11/2017		(3,908)	(3,912)
	1.280	09/07/2017	10/23/2017		(18,273)	(18,289)
	1.280	09/08/2017	10/12/2017		(35,481)	(35,512)
	1.280	09/08/2017	10/16/2017		(22,302)	(22,322)

Total Reverse Repurchase Agreements						$(3,917,305)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	1.020%	09/29/2017	10/02/2017	$(32,713)	$(32,713)
UBS	1.210	08/07/2017	10/06/2017	(80,620)	(80,610)
	1.210	08/08/2017	10/11/2017	(1,215)	(1,214)

Total Sale-Buyback Transactions					$(114,537)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	3.500%	10/01/2047	$40,050	$(41,405)	$(41,275)

Total Short Sales (0.4)%				$(41,405)	$(41,275)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(333,484)	$0	$(333,484)	$329,776	$(3,708)
BOS	0	(192,400)	0	(192,400)	191,477	(923)
BSN	0	(1,406,011)	0	(1,406,011)	1,400,805	(5,206)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
DBL	$0	$(8,397)	$0	$(8,397)	$8,087	$(310)
GRE	0	(100,252)	0	(100,252)	99,282	(970)
IND	0	(568,370)	0	(568,370)	566,153	(2,217)
JPS	0	(69,223)	0	(69,223)	68,883	(340)
RDR	0	(1,137,973)	0	(1,137,973)	1,133,390	(4,583)
SCX	0	(101,195)	0	(101,195)	100,782	(413)

Master Securities Forward Transaction Agreement
BCY	0	0	(32,713)	(32,713)	32,599	(114)
UBS	0	0	(81,824)	(81,824)	80,920	(904)

Total Borrowings and Other Financing Transactions	$0	$(3,917,305)	$(114,537)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(3,908,908)	$0	$0	$(3,908,908)
Sovereign Issues	0	0	0	(8,397)	(8,397)

Total	$0	$(3,908,908)	$0	$(8,397)	$(3,917,305)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(114,537)	0	0	(114,537)

Total	$0	$(114,537)	$0	$0	$(114,537)

Total Borrowings	$0	$(4,023,445)	$0	$(8,397)	$(4,031,842)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(4,031,842)

(g)	Securities with an aggregate market value of $4,028,748 and cash of $2,327 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(3,679,181) at a weighted average interest rate of 1.097%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(11) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	6,187	$15,468	$611	$348

Total Purchased Options					$611	$348

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.940%	10/27/2017	100,000	100	$ 0	$0
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	10/27/2017	100,000	100	0	0
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.960	10/27/2017	100,000	100	0	0
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970	10/27/2017	100,000	100	0	0
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.980	10/27/2017	100,000	100	0	0
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.990	10/27/2017	100,000	100	0	0
Call - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.570	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.580	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.610	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	10/27/2017	100,000	100	0	0
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.630	10/27/2017	100,000	100	0	0

							$ 0	$0

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	1,016	$1,016	$(618)	$(162)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	2,024	2,024	(405)	(854)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$125.500	10/27/2017	508	$508	(166)	(347)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	1,094	1,094	(360)	(1,102)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	1,109	1,109	(311)	(93)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	506	506	(260)	(21)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	431	431	(255)	(251)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	6,187	15,468	(723)	(116)

					$(3,098)	$(2,946)

Total Written Options					$(3,098)	$(2,946)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	36	EUR	(6,851)	$69	$9	$(9)
Japan Government 10-Year Bond December Futures	12/2017	150	JPY	(200,422)	1,099	427	(120)
U.S. Treasury 2-Year Note December Futures	12/2017	2,375	$	(512,295)	1,352	297	0
U.S. Treasury 5-Year Note December Futures	12/2017	7,408		(870,440)	5,416	1,215	0
U.S. Treasury 10-Year Note December Futures	12/2017	9		(1,128)	2	2	0
U.S. Treasury 30-Year Bond December Futures	12/2017	1,923		(293,858)	3,919	0	(60)
United Kingdom Long Gilt December Futures	12/2017	1,213	GBP	(201,357)	5,864	49	(407)

Total Futures Contracts					$17,721	$1,999	$(596)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin(5)
									Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$	138,100	$(3,488)	$(707)	$(4,195)	$0	$(215)
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022		53,700	(8,397)	(458)	(8,855)	0	(206)
iTraxx Europe Main 26 5-Year Index	1.000	Quarterly	12/20/2021	EUR	56,300	(987)	(676)	(1,663)	0	(31)
iTraxx Europe Main 28 5-Year Index	1.000	Quarterly	12/20/2022		161,450	(4,280)	(54)	(4,334)	0	(100)

						$(17,152)	$(1,895)	$(19,047)	$0	$(552)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	42,320	$99	$1,632	$1,731	$48	$0

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(4)	3-Month CAD Bank Bill	1.750%	Semi-Annual	09/17/2019	CAD	1,029,400	$(1,443)	$(909)	$(2,352)	$627	$0
Pay(4)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		90,400	(787)	74	(713)	94	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	88,800	136	(10)	126	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		824,500	4,873	(1,144)	3,729	345	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		72,800	(518)	254	(264)	47	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		26,660	(499)	110	(389)	0	(42)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		24,370	991	(237)	754	41	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		108,300	2,639	(833)	1,806	0	(184)
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		93,470	0	2,026	2,026	0	(166)
Pay(4)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		56,200	0	1,171	1,171	0	(98)
Pay(4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		56,000	0	1,171	1,171	0	(97)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		94,190	(733)	1,894	1,161	0	(162)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		398,790	374	(444)	(70)	310	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		279,600	1,587	(311)	1,276	208	0
Receive(4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		150,000	1,583	(165)	1,418	104	0
Receive(4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		186,500	1,981	(205)	1,776	127	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		61,300	1,930	(67)	1,863	34	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		55,035	1,736	(59)	1,677	30	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		368,700	10,114	(1,325)	8,789	204	0
Receive(4)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026		93,200	(2,614)	89	(2,525)	0	(41)
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		462,950	2,885	642	3,527	208	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	313	3,143	154	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		6,880	(621)	187	(434)	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		47,900	(8,879)	517	(8,362)	93	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		89,320	3,399	(131)	3,268	148	0
Receive(4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		22,140	0	(1,659)	(1,659)	0	(39)
Receive(4)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		9,800	0	(691)	(691)	0	(18)
Receive(4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		9,800	0	(689)	(689)	0	(18)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		10,810	241	(530)	(289)	0	(20)
Receive(4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		51,700	(472)	1,115	643	0	(69)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month GBP-LIBOR	2.000%	Semi-Annual	09/16/2025	$	4,760	$(358)	$6	$(352)	$0	$(11)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		88,980	(3,534)	3,211	(323)	0	(301)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		56,100	(1,583)	(172)	(1,755)	0	(435)
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	2,100,000	(33)	73	40	11	0
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		25,930,000	(1,432)	224	(1,208)	156	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	523,100	6	458	464	0	(64)
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		637,700	(66)	2,538	2,472	0	(78)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		335,800	$494	409	903	0	(42)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		128,000	67	1	68	0	(17)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		600	3	0	3	0	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		150,900	808	61	869	0	(36)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		175,900	17	87	104	0	(43)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	7,140	6	46	52	0	(6)
Pay	CPTFEMU	1.385	Maturity	12/15/2026		16,060	(27)	(45)	(72)	19	0
Pay	CPURNSA	1.010	Maturity	10/16/2017	$	27,900	286	(75)	211	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		100,300	0	(316)	(316)	0	(52)
Pay	CPURNSA	1.680	Maturity	04/28/2018		112,600	0	(305)	(305)	0	(40)
Pay	CPURNSA	1.580	Maturity	05/23/2018		14,300	7	(1)	6	0	(4)
Pay	CPURNSA	1.935	Maturity	04/27/2019		100,300	0	460	460	0	(55)
Pay	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	(119)	(119)	0	(77)
Pay	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	(106)	(106)	0	(74)
Pay	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	(390)	676	0	(57)
Pay	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(318)	445	0	(32)
Pay	CPURNSA	2.063	Maturity	05/12/2025		45,300	0	436	436	261	0
Pay	CPURNSA	1.730	Maturity	07/26/2026		31,500	(1,689)	590	(1,099)	94	0
Pay	CPURNSA	1.762	Maturity	08/30/2026		42,770	(2,098)	822	(1,276)	114	0
Pay	CPURNSA	1.800	Maturity	09/12/2026		5,000	(190)	55	(135)	12	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		25,330	(1,170)	489	(681)	63	0
Pay	CPURNSA	1.805	Maturity	09/12/2026		25,000	(1,145)	482	(663)	62	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		20,200	(981)	390	(591)	49	0
Pay	CPURNSA	1.800	Maturity	09/21/2026		5,000	(60)	(79)	(139)	12	0
Pay	CPURNSA	1.855	Maturity	09/27/2026		5,000	(30)	(85)	(115)	11	0
Pay	CPURNSA	1.945	Maturity	10/11/2026		2,100	(55)	24	(31)	5	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		39,600	0	(177)	(177)	131	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		19,680	0	57	57	53	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		19,500	0	(7)	(7)	52	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		52,600	(98)	(144)	(242)	98	0
Pay	UKRPI	3.190	Maturity	04/15/2030		14,600	(464)	152	(312)	10	0
Pay	UKRPI	3.350	Maturity	05/15/2030		58,020	168	755	923	70	0
Pay	UKRPI	3.400	Maturity	06/15/2030		32,300	489	255	744	55	0
Pay	UKRPI	3.325	Maturity	08/15/2030		130,800	(1,637)	1,258	(379)	132	0
Pay	UKRPI	3.300	Maturity	12/15/2030		600	(29)	15	(14)	1	0
Pay	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	641	(2,890)	36	0
Pay	UKRPI	3.530	Maturity	10/15/2031		17,560	439	(144)	295	17	0
Pay	UKRPI	0.000	Maturity	09/15/2032		69,930	62	(105)	(43)	133	0
Pay	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	373	(109)	40	0

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	UKRPI	3.585%	Maturity	10/15/2046	$	25,200	$(1,282)	$(503)	$(1,785)	$0	$(158)
Pay	UKRPI	3.428	Maturity	03/15/2047		2,470	0	117	117	0	(17)

							$3,539	$13,180	$16,719	$4,531	$(2,556)

Total Swap Agreements							$(13,613)	$11,285	$(2,328)	$4,531	$(3,108)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$348	$1,999	$4,531	$6,878	$(2,946)	$(596)	$(3,122)	$(6,664)

(i)	Securities with an aggregate market value of $91,709 and cash of $21,611 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(14) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2017		NZD	7,784	$		5,568	$0	$(55)
	10/2017	$		78,503		AUD	99,966	0	(90)
	11/2017		AUD	99,966	$		78,477	90	0
	12/2017		CNH	2,679			388	0	(14)
BOA	10/2017		BRL	77,069			24,327	0	(7)
	10/2017		DKK	137,228			20,876	0	(920)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2017	$		24,297		BRL	77,069	$36	$0
	10/2017			15,159		DKK	94,817	0	(99)
	10/2017			33,241		EUR	28,355	272	0
	10/2017			1,121		GBP	827	0	(13)
	11/2017		BRL	344	$		108	0	0
	11/2017		EUR	28,355			33,295	0	(272)
	01/2018		DKK	94,817			15,244	101	0
	07/2018		BRL	17,100	$		5,043	$0	$(177)
BPS	10/2017		AUD	99,966			79,695	1,282	0
	10/2017		BRL	699,840			206,676	0	(14,292)
	10/2017		GBP	6,137			7,922	0	(302)
	10/2017		TWD	151,115			5,000	22	0
	10/2017	$		224,269		BRL	715,994	1,852	(54)
	10/2017			9,802		INR	638,079	8	(73)
	12/2017		INR	548,911	$		8,437	99	0
	12/2017	$		2,138		ARS	38,650	11	0
	12/2017			21,579		INR	1,421,160	10	0
	01/2018		BRL	83,250	$		23,058	0	(2,909)
	01/2018		DKK	2,645			403	0	(19)
	02/2018		ARS	87,116			4,602	0	(78)
	03/2018		MXN	324,420			15,514	0	(1,895)
	03/2018	$		16,353		MXN	324,420	1,056	0
	04/2018		DKK	164,700	$		24,534	0	(1,922)
	07/2018		BRL	157,800			45,021	0	(3,147)
CBK	10/2017	$		5,945		GBP	4,386	0	(68)
	10/2017			101,403		JPY	11,438,577	251	0
	11/2017		JPY	15,548,577	$		138,837	716	(249)
	12/2017		INR	38,928			590	0	(1)
	12/2017	$		274		MXN	4,924	0	(6)
	02/2018			762		ARS	14,292	6	0
DUB	10/2017		BRL	416,810	$		131,534	0	(70)
	10/2017	$		125,179		BRL	416,810	6,425	0
	11/2017			24,076			76,689	33	0
	12/2017		KRW	6,204,231	$		5,449	28	0
	01/2018		BRL	226,070			63,436	0	(7,078)
	07/2018			431,400			123,934	0	(7,751)
FBF	10/2017	$		9,924		RUB	579,177	88	0
	12/2017		KRW	27,090,608	$		23,795	123	0
	12/2017		MXN	49,945			2,725	14	0
GLM	10/2017		BRL	145,200			45,833	0	(12)
	10/2017		CAD	2,280			1,882	55	0
	10/2017		CZK	363,692			16,627	88	(20)
	10/2017		EUR	2,487			2,919	0	(20)
	10/2017		JPY	2,246,000			20,204	244	0
	10/2017		THB	163,316			4,940	42	0
	10/2017		TWD	149,840			4,983	48	0
	10/2017	$		58,545		BRL	193,080	2,526	(144)
	10/2017			19,730		GBP	14,967	400	(74)
	10/2017			1,510		JPY	170,300	3	0
	10/2017			5,155		TRY	17,865	0	(157)
	11/2017			1,515		JPY	170,300	0	0
	12/2017		MXN	322,280	$		17,799	306	0
	12/2017	$		562		MXN	10,136	0	(12)
	01/2018		DKK	133,600	$		19,572	0	(1,765)
	01/2018		MXN	2,145			105	0	(11)
	04/2018		DKK	2,416			370	0	(18)
HUS	10/2017		BRL	373,400			117,866	0	(32)
	10/2017		CAD	79,450			63,726	50	0
	10/2017		DKK	429,289			65,696	0	(2,486)

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2017		GBP	23,723	$		32,111	$322	$0
	10/2017	$		111,546		BRL	373,400	6,352	0
	12/2017			593		MXN	10,663	0	(14)
	02/2018			9,228		ARS	172,690	49	0
	07/2018		BRL	394,900	$		112,732	0	(7,811)
JPM	10/2017			2,480			729	0	(54)
	10/2017		CAD	976			800	18	0
	10/2017		DKK	37,155	$		5,695	$0	$(207)
	10/2017		EUR	31,668			38,253	824	0
	10/2017		GBP	43,369			58,769	655	0
	10/2017		KRW	5,583,682			4,940	64	0
	10/2017		NZD	113,460			81,140	0	(812)
	10/2017		THB	327,522			9,880	57	0
	10/2017		TWD	149,806			5,001	69	0
	10/2017	$		783		BRL	2,480	0	0
	10/2017			1,054		DKK	6,835	32	0
	10/2017			3,975		EUR	3,313	0	(59)
	10/2017			7,736		GBP	5,711	0	(84)
	10/2017			4,940		IDR	66,003,340	0	(41)
	10/2017			9,948		INR	638,638	0	(182)
	10/2017			4,874		KRW	5,583,682	3	0
	10/2017			10,174		TRY	36,034	0	(123)
	11/2017		JPY	4,010,000	$		36,395	704	0
	11/2017		TRY	11,872			3,277	0	(12)
	12/2017		INR	538,158			8,157	0	(18)
	12/2017	$		12,264		ARS	221,663	66	(14)
	12/2017			15,893		INR	1,023,509	0	(345)
	01/2018		BRL	43,250	$		11,956	0	(1,534)
	02/2018		ARS	64,635			3,409	0	(63)
	07/2018		BRL	9,800			2,883	0	(108)
MSB	11/2017		JPY	2,790,000			25,331	499	0
	04/2018		BRL	11,700			3,489	0	(121)
	07/2018			40,900			12,022	0	(463)
NAB	10/2017	$		66,812		CAD	82,706	0	(527)
	11/2017		CAD	82,706	$		66,827	528	0
NGF	10/2017		BRL	338,250			98,702	0	(8,098)
	10/2017	$		106,771		BRL	338,250	29	0
	11/2017		MXN	191,240	$		9,275	0	(1,129)
	01/2018		BRL	434,625			121,745	0	(13,819)
RYL	10/2017		GBP	29,497			39,800	274	0
SCX	10/2017		JPY	9,192,577			84,842	3,148	0
SOG	10/2017		CZK	117,658			5,380	27	0
	10/2017		GBP	111,834			145,240	0	(4,618)
	11/2017		BRL	21,335			6,697	0	(10)
	11/2017	$		474		PLN	1,694	0	(10)
	12/2017		THB	130	$		4	0	0
FICC	10/2017		TWD	147,879			4,940	67	0
TOR	11/2017	$		1,837		ARS	32,993	23	0
UAG	10/2017			252,329		GBP	188,669	487	0
	11/2017		GBP	188,669	$		252,578	0	(485)

Total Forward Foreign Currency Contracts								$30,582	$(87,073)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$	9,595	$959	$123

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	06/15/2018	$	9,595	$959	$1,070
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		118,900	1,379	1,096
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		19,650	1,966	253
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		19,650	1,966	2,190
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		10,000	117	92

								$7,346	$4,824

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$	632,900	$285	$285

Total Purchased Options							$7,631	$5,109

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$	1.202	10/06/2017	EUR	34,915	$(179)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)		Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	20,600	$(177)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		264,700	(2,362)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	0
DUB	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		50,000	(495)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(531)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	182,300	(1,326)	(24)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(191)	(4)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(418)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(227)

							$(9,975)	$(1,204)

44	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$ 59,635	$(518)	$0
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	59,635	(519)	(308)

							$(1,037)	$(308)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$632,900	$(285)	$(285)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.703	10/05/2017	$	71,000	$(158)	$(23)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.703	10/05/2017		71,000	(139)	(3)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.609	10/05/2017		50,000	(133)	(10)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.719	10/05/2017		6,000	(13)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017		57,000	(129)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017		50,000	(121)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.719	10/05/2017		6,000	(12)	0

						$(705)	$(60)

Total Written Options						$(12,181)	$(1,870)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$	6,700	$(580)	$496	$0	$(84)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		1,800	(155)	133	0	(22)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		15,800	(1,096)	898	0	(198)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2018	0.455%	$	7,400	$17	$5	$22	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		11,200	(724)	355	0	(369)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361		7,100	(495)	406	0	(89)

								$(3,033)	$2,293	$22	$(762)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$	23,700	$(1,245)	$1,332	$87	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		4,800	(335)	353	18	0

							$(1,580)	$1,685	$105	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$	50,000	$330	$(5,204)	$0	$(4,874)
MYC	Pay	CPURNSA	0.000	Maturity	05/12/2025		6,400	0	58	58	0
	Pay	CPURNSA	0.000	Maturity	09/20/2026		9,860	0	(269)	0	(269)

								$330	$(5,415)	$58	$(5,143)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	09/20/2018	$16,300	$5	$(31)	$0	$(26)
GST	Receive	iBoxx USD Liquid High Yield Index	2		Maturity	09/20/2018	21,150	8	(15)	0	(7)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD- LIBOR plus a specified spread	Maturity	03/20/2018	20,900	24	(272)	0	(248)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	03/20/2018	7,300	9	(88)	0	(79)

46	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Pay/ Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	09/20/2018	$11,700	$3	$(16)	$0	$(13)
MYC	Receive	iBoxx USD Liquid High Yield Index	1		Maturity	09/20/2018	7,050	3	(8)	0	(5)

								$52	$(430)	$0	$(378)

Total Swap Agreements								$(4,231)	$(1,867)	$185	$(6,283)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$90	$0	$0	$90	$(159)	$0	$0	$(159)	$(69)	$7	$(62)
BOA	409	0	0	409	(1,488)	0	(4,900)	(6,388)	(5,979)	6,133	154
BPS	4,340	0	0	4,340	(24,691)	0	0	(24,691)	(20,351)	19,265	(1,086)
CBK	973	0	0	973	(324)	0	(84)	(408)	565	(560)	5
DUB	6,486	1,478	0	7,964	(14,899)	(285)	(22)	(15,206)	(7,242)	7,126	(116)
FBF	225	0	0	225	0	0	0	0	225	0	225
FICC	67	0	0	67	0	0	0	0	67	0	67
GLM	3,712	0	0	3,712	(2,233)	(531)	0	(2,764)	948	(3,050)	(2,102)
GSC	0	0	0	0	0	(26)	0	(26)	(26)	0	(26)
GST	0	0	87	87	0	0	(453)	(453)	(366)	399	33
HUS	6,773	0	22	6,795	(10,343)	0	(369)	(10,712)	(3,917)	4,023	106
JPM	2,492	0	0	2,492	(3,656)	(707)	(181)	(4,544)	(2,052)	2,601	549
MEI	0	0	18	18	0	0	0	0	18	0	18
MSB	499	0	0	499	(584)	0	0	(584)	(85)	161	76
MYC	0	1,096	58	1,154	0	0	(274)	(274)	880	(923)	(43)
NAB	528	0	0	528	(527)	0	0	(527)	1	0	1
NGF	29	2,443	0	2,472	(23,046)	0	0	(23,046)	(20,574)	19,621	(953)
RBC	0	92	0	92	0	0	0	0	92	0	92
RYL	274	0	0	274	0	(308)	0	(308)	(34)	(589)	(623)
SCX	3,148	0	0	3,148	0	(13)	0	(13)	3,135	(3,210)	(75)
SOG	27	0	0	27	(4,638)	0	0	(4,638)	(4,611)	5,417	806
TOR	23	0	0	23	0	0	0	0	23	0	23
UAG	487	0	0	487	(485)	0	0	(485)	2	0	2

Total Over the Counter	$30,582	$5,109	$185	$35,876	$(87,073)	$(1,870)	$(6,283)	$(95,226)

(k)	Securities with an aggregate market value of $64,828 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Real Return Fund (Cont.)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$348	$348
Futures	0	0	0	0	1,999	1,999
Swap Agreements	0	0	0	0	4,531	4,531

	$0	$0	$0	$0	$6,878	$6,878

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,582	$0	$30,582
Purchased Options	0	0	0	0	5,109	5,109
Swap Agreements	0	127	0	0	58	185

	$0	$127	$0	$30,582	$5,167	$35,876

	$0	$127	$0	$30,582	$12,045	$42,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,946	$2,946
Futures	0	0	0	0	596	596
Swap Agreements	0	566	0	0	2,556	3,122

	$0	$566	$0	$0	$6,098	$6,664

48	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$87,073	$0	$87,073
Written Options	0	0	0	13	1,857	1,870
Swap Agreements	0	762	0	0	5,521	6,283

	$0	$762	$0	$87,086	$7,378	$95,226

	$0	$1,328	$0	$87,086	$13,476	$101,890

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(931)	$(931)
Written Options	0	0	0	0	7,509	7,509
Futures	0	0	0	0	(22,103)	(22,103)
Swap Agreements	0	(7,149)	0	0	10,653	3,504

	$0	$(7,149)	$0	$0	$(4,872)	$(12,021)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(42,837)	$0	$(42,837)
Purchased Options	0	0	0	0	(12,853)	(12,853)
Written Options	0	81	0	1,264	19,677	21,022
Swap Agreements	0	4,345	0	1	(28,174)	(23,828)

	$0	$4,426	$0	$(41,572)	$(21,350)	$(58,496)

	$0	$(2,723)	$0	$(41,572)	$(26,222)	$(70,517)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$490	$490
Written Options	0	0	0	0	(1,474)	(1,474)
Futures	0	0	0	0	16,486	16,486
Swap Agreements	0	(1,638)	0	0	(2,705)	(4,343)

	$0	$(1,638)	$0	$0	$12,797	$11,159

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,743	$0	$2,743
Purchased Options	0	0	0	0	3,302	3,302
Written Options	0	(4)	0	390	(13,842)	(13,456)
Swap Agreements	0	(1,833)	0	0	28,827	26,994

	$0	$(1,837)	$0	$3,133	$18,287	$19,583

	$0	$(3,475)	$0	$3,133	$31,084	$30,742

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Real Return Fund (Cont.)

(Unaudited)

September 30, 2017

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$5,600	$5,600
Corporate Bonds & Notes
Banking & Finance	0	508,632	11,551	520,183
Industrials	0	54,525	0	54,525
Utilities	0	108,149	0	108,149
U.S. Government Agencies	0	467,629	0	467,629
U.S. Treasury Obligations	0	12,798,155	0	12,798,155
Non-Agency Mortgage-Backed Securities	0	193,293	32,070	225,363
Asset-Backed Securities	0	360,606	0	360,606
Sovereign Issues	0	1,149,652	0	1,149,652
Short-Term Instruments
Certificates of Deposit	0	170,087	0	170,087
Argentina Treasury Bills	0	19,844	0	19,844
Japan Treasury Bills	0	96,968	0	96,968
Mexico Treasury Bills	0	10,491	0	10,491
U.S. Treasury Bills	0	6,723	0	6,723
	$0	$15,944,754	$49,221	$15,993,975

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,518	$0	$0	$1,518
Total Investments	$1,518	$15,944,754	$49,221	$15,995,493

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(41,275)	$0	$(41,275)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,347	4,531	0	6,878
Over the counter	285	35,591	0	35,876
	$2,632	$40,122	$0	$42,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(712)	(5,938)	0	(6,650)
Over the counter	(285)	(94,941)	0	(95,226)
	$(997)	$(100,879)	$0	$(101,876)

Total Financial Derivative Instruments	$1,635	$(60,757)	$0	$(59,122)

Totals	$3,153	$15,842,722	$49,221	$15,895,096

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

50	PIMCO REAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited) September 30, 2017

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such

52	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

54	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

56	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Notes to Financial Statements (Cont.)

estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$720	$1,368,417	$(1,367,600)	$(19)	$0	$1,518	$117	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Notes to Financial Statements (Cont.)

delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had no unfunded loan commitments outstanding.

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Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Notes to Financial Statements (Cont.)

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is

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described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus

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Notes to Financial Statements (Cont.)

resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value

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may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

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Notes to Financial Statements (Cont.)

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus

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the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable

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Notes to Financial Statements (Cont.)

obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared

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to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

70	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Notes to Financial Statements (Cont.)

to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

72	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Notes to Financial Statements (Cont.)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.20%	0.35%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.50% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

74	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Notes to Financial Statements (Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$15,538	$5,445

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

76	PIMCO REAL RETURN FUND

(Unaudited) September 30, 2017

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,500,245	$6,260,824	$1,095,643	$288,039

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	84,745	$934,070	255,668	$2,822,169
Class P	29,063	320,245	73,005	804,927
Administrative Class	5,221	57,572	15,399	169,811
Class D	5,120	56,517	14,384	158,434
Class A	31,489	347,543	35,312	389,357
Class C	750	8,288	3,834	42,219
Class R	2,262	24,957	6,973	76,891

Issued as reinvestment of distributions
Institutional Class	6,265	69,051	7,790	86,027
Class P	1,148	12,657	878	9,700
Administrative Class	483	5,322	631	6,968
Class D	575	6,337	715	7,891
Class A	1,372	15,122	1,513	16,697
Class C	232	2,555	272	3,000
Class R	216	2,380	226	2,497

Cost of shares redeemed
Institutional Class	(67,507)	$(744,474)	(208,785)	$(2,299,606)
Class P	(13,601)	(150,011)	(22,584)	(249,024)
Administrative Class	(10,967)	(120,895)	(23,785)	(262,458)
Class D	(14,937)	(164,497)	(33,676)	(373,418)
Class A	(23,701)	(261,227)	(55,255)	(609,754)
Class C	(25,402)	(280,371)	(16,489)	(181,786)
Class R	(3,653)	(40,250)	(9,436)	(104,137)
Net increase (decrease) resulting from Fund share transactions	9,173	$100,891	46,590	$516,405

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2017

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Real Return Fund

Short-Term	Long-Term
$109,845	$194,970
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$15,885,866	$242,672	$(220,875)	$21,797
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

78	PIMCO REAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BOM	Bank of Montreal	MEI	Merrill Lynch International
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DBL	Deutsche Bank AG London	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RDR	RBC Capital Markets
FICC	Fixed Income Clearing Corporation	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GRE	RBS Securities, Inc.	TOR	Toronto Dominion Bank
GSC	Goldman Sachs & Co.	UAG	UBS AG Stamford
GST	Goldman Sachs International	UBS	UBS Securities LLC
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	THB	Thai Baht
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR006M	6 Month EUR Swap Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	FRCPXTOB	France Consumer Price ex-Tobacco Index
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR
CMBX	Commercial Mortgage-Backed Index	UKRPI	United Kingdom Retail Prices Index
COF 11	Cost of Funds - 11th District of San Francisco	US0001M	1 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	US0006M	6 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	USSW5	5 Year USSW Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TBD	To-Be-Determined
DAC	Designated Activity Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	YOY	Year-Over-Year

80	PIMCO REAL RETURN FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

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Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

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Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

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respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

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represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

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unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4015SAR_093017

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Income Fund in its report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Income Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Income Fund

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
Accudyne Industries LLC
5.013% (LIBOR03M + 3.750%) due 08/02/2024 ~	$9,500	$9,536
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024	17,900	17,878
Albany Molecular Research, Inc.
4.583% (LIBOR03M + 3.250%) due 08/30/2024 ~	1,450	1,457
Almonde, Inc.
4.817% (LIBOR03M + 3.500%) due 06/13/2024 ~	3,400	3,418
Alpha BV
4.333% (LIBOR03M + 3.000%) due 01/31/2024 ~	3,691	3,710
American Builders & Contractors Supply Co., Inc.
3.735% (LIBOR03M + 2.500%) due 10/31/2023 ~	46,623	46,863
AmWINS Group, Inc.
3.981% - 3.985% (LIBOR03M + 2.750%) due 01/25/2024 ~	5,787	5,806
Ancestry.com Operations, Inc.
4.490% (LIBOR03M + 3.250%) due 10/19/2023 ~	21,582	21,726
Avantor Performance Materials Holdings LLC
TBD% due 06/30/2018	447,700	446,581
Avantor, Inc.
TBD% due 09/07/2024	26,000	26,081
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020 ~	7,725	7,759
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~	31,007	31,104
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 +~(k)	35,288	36,125
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024	77,800	77,800
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024 ~	11,028	11,029
BWAY Holding Co.
4.481% - 6.500% (PRIME + 2.300%) due 04/03/2024 ~	9,746	9,776
Caesars Entertainment Operating Co.
TBD% due 03/31/2024	11,900	11,925
Camelot UK Holdco Ltd.
4.735% (LIBOR03M + 3.500%) due 10/03/2023 ~	5,940	5,969
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 +	70,674	70,560
CenturyLink, Inc.
2.750% due 01/31/2025 ~	146,000	141,750
CH Hold Corp.
4.235% (LIBOR03M + 3.000%) due 02/01/2024 ~	3,221	3,246
4.239% (LIBOR03M + 3.000%) due 02/01/2024 ~	302	304
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020 ~	4,637	4,658
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	6,467	6,501
CityCenter Holdings LLC
3.735% (LIBOR03M + 2.500%) due 04/18/2024 ~	6,085	6,116
Clover Merger Sub, Inc.
1.000% due 08/11/2024	5,721	5,678
Cortes NP Acquisition Corp.
5.239% (LIBOR03M + 4.000%) due 11/30/2023 ~	12,096	12,187
Cypress Intermediate Holdings, Inc.
4.240% (LIBOR03M + 3.000%) due 04/27/2024 ~	1,796	1,794
DaVita HealthCare Partners, Inc.
3.985% (LIBOR03M + 2.750%) due 06/24/2021 ~	23,207	23,387
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~	28,357	28,567

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Diamond BV
TBD% due 09/06/2024	EUR	9,900	$11,702
TBD% due 09/06/2024 ~		$6,000	5,995
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023 ~		34,749	34,985
Diaverum Holding SARL
3.250% ♦ due 05/31/2024 ~	EUR	27,400	32,331
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		$53,405	54,006
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		251,200	252,665
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		1,283,854	1,291,343
FCA U.S. LLC
3.240% (LIBOR03M + 2.000%) due 12/31/2018 ~		13,747	13,811
FinCo LLC
2.750% due 06/14/2022 ~		25,180	25,454
Gardner Denver, Inc.
4.083% (LIBOR03M + 2.750%) due 07/30/2024 ~		103	103
Gartner, Inc.
3.235% (LIBOR03M + 2.000%) due 04/05/2024 ~		3,305	3,318
Golden Entertainment, Inc.
TBD% due 08/15/2024		12,600	12,584
Grifols Worldwide Operations USA, Inc.
3.447% (LIBOR03M + 2.250%) due 01/31/2025 ~		3,438	3,448
HCA, Inc.
3.485% (LIBOR03M + 2.250%) due 02/15/2024 ~		10,704	10,769
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		5,838	5,869
HD Supply, Inc.
3.833% (LIBOR03M + 2.500%) due 10/17/2023 ~		7,047	7,091
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~		171,648	172,524
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019 ~		185,570	143,631
Ineos Finance PLC
3.250% ♦ due 04/01/2024 ~	EUR	21,140	25,128
Intelsat Jackson Holdings S.A.
4.071% (LIBOR03M + 2.750%) due 06/30/2019 ~		$11,686	11,662
Kinetic Concepts, Inc.
4.583% (LIBOR03M + 3.250%) due 02/02/2024 ~		6,933	6,913
Klockner-Pentaplast of America, Inc.
4.750% ♦ due 06/30/2022 ~	EUR	5,400	6,313
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~		$8,498	8,541

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mallinckrodt International Finance S.A.
4.083% (LIBOR03M + 2.750%) due 09/24/2024 ~		$4,030	$4,030
McAfee LLC
TBD% due 09/21/2024		17,600	17,703
MGM Growth Properties Operating Partnership LP
3.485% (LIBOR03M + 2.250%) due 04/25/2023 ~		37,889	38,045
MH Sub LLC
TBD% due 08/15/2025		7,700	7,686
4.820% (LIBOR + 0.035%) due 09/13/2024 ~		17,150	17,081
Mission Broadcasting, Inc.
3.737% (LIBOR03M + 2.500%) due 01/17/2024		1,834	1,841
Multi Color Corp.
TBD% due 09/20/2024		2,666	2,679
Nature’s Bounty Co.
TBD% due 09/26/2024		2,209	2,192
Nexstar Broadcasting, Inc.
3.737% (LIBOR03M + 2.500%) due 01/17/2024 ~		14,650	14,704
Nidda Healthcare Holding AG
TBD% due 09/19/2024	EUR	15,000	17,825
Nielsen Finance LLC
3.235% (LIBOR03M + 2.000%) due 10/04/2023 ~		$26,767	26,847
Numericable Group S.A.
TBD% due 07/31/2025	EUR	10,000	11,889
OGX
TBD% due 04/10/2049 (d)^+~		$6,836	965
Parexel International Corp.
TBD% due 08/07/2024		7,600	7,663
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		10,000	9,756
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		30,500	29,966
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~		9,067	9,096
Prestige Brands, Inc.
3.985% (LIBOR03M + 2.750%) due 01/26/2024 ~		1,253	1,260
Reynolds Group Holdings, Inc.
4.235% (LIBOR03M + 3.000%) due 02/05/2023 ~		6,069	6,100
Rise Ltd.
4.750% due 01/31/2021 +~(k)		3,190	3,248
RPI Finance Trust
3.333% (LIBOR03M + 2.000%) due 03/27/2023 ~		13,422	13,479
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021 ~		40,050	40,467
10.314% (LIBOR03M + 9.000%) due 04/28/2022 ~		14,440	14,760
Serta Simmons Bedding LLC
4.799% - 4.812% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,174	5,034
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024 ~		54,128	54,278
Team Health Holdings, Inc.
3.985% (LIBOR03M + 2.750%) due 02/06/2024 ~		8,955	8,832
Techem GmbH
TBD% due 07/31/2024	EUR	26,500	31,562

See Accompanying Notes	3

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		$3,126	$3,136
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		13,604	13,647
Traverse Midstream Partners LLC
TBD% due 09/27/2024		8,040	8,151
Tronox Blocked Borrower LLC
TBD% due 09/22/2024		2,192	2,203
Tronox Finance LLC
TBD% due 09/22/2024		5,058	5,083
Univision Communications, Inc.
3.985% (LIBOR03M + 2.750%) due 03/15/2024 ~		175,656	174,299
UPC Financing Partnership
3.984% (LIBOR03M + 2.750%) due 04/15/2025 ~		26,500	26,625
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~		29,676	30,236
VFH Parent LLC
5.061% (LIBOR03M + 3.750%) due 12/30/2021 ~		2,561	2,593
Virgin Media Bristol LLC
3.984% (LIBOR03M + 2.750%) due 01/31/2025 ~		10,500	10,552
Vistra Operations Co. LLC
3.982% - 3.984% (LIBOR03M + 2.750%) due 12/14/2023 ~		6,848	6,879
Westmoreland Coal Co.
7.833% (LIBOR03M + 6.500%) due 12/16/2020 ~		17,394	11,741
Wilsonart LLC
4.590% (LIBOR03M + 3.250%) due 12/19/2023 ~		4,764	4,785

Total Loan Participations and Assignments (Cost $3,932,782)			3,918,395

CORPORATE BONDS & NOTES 19.9%
BANKING & FINANCE 13.0%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		10,565	10,814
4.250% due 07/01/2020		5,200	5,435
4.500% due 05/15/2021		7,250	7,675
4.625% due 10/30/2020		22,430	23,882
5.000% due 10/01/2021		2,200	2,375
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~		70,600	41,301
AIA Group Ltd.
1.750% due 03/13/2018		4,850	4,839
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,754
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,882
Ally Financial, Inc.
3.250% due 02/13/2018		8,710	8,779
3.250% due 11/05/2018		1,800	1,818
3.500% due 01/27/2019		10,555	10,740
3.600% due 05/21/2018		157,540	158,950
4.125% due 03/30/2020		200	207
4.750% due 09/10/2018		36,135	37,024
6.250% due 12/01/2017		46,590	46,916
8.000% due 11/01/2031		15,310	19,825
American International Group, Inc.
6.250% due 05/01/2036		100	129
American Tower Corp.
3.300% due 02/15/2021		1,400	1,435
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	33,600	46,825
Athene Global Funding
4.000% due 01/25/2022		$9,580	9,977
Aviation Capital Group Corp.
4.625% due 01/31/2018		2,372	2,394

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 ♦(i)	EUR	4,400	$6,055
9.000% (USSW5 + 8.262%) due 05/09/2018 ~(i)		$6,800	7,050
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	6,600	2,428
4.750% due 01/15/2018 ^(d)		44,800	16,480
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(i)		9,700	12,156
Banistmo S.A.
3.650% due 09/19/2022		$6,500	6,523
Bank of America Corp.
3.300% due 01/11/2023		3,500	3,587
3.875% due 08/01/2025		9,830	10,304
4.000% due 04/01/2024		70	74
4.100% due 07/24/2023		1,550	1,652
4.125% due 01/22/2024		3,300	3,514
4.382% (MXUDI) due 10/21/2025 ~	MXN	118,000	8,035
5.000% due 05/13/2021		$690	751
Bank of America N.A.
1.750% due 06/05/2018		27,600	27,632
Bank of Ireland
7.375% (EUSA5 + 6.956%) due 06/18/2020 ~(i)	EUR	5,650	7,439
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	217
Barclays Bank PLC
7.625% due 11/21/2022		276,725	318,407
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		18,900	19,491
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(i)	GBP	5,800	9,206
Barclays PLC
2.929% (US0003M + 1.625%) due 01/10/2023 ~		$22,000	22,488
3.125% due 01/17/2024	GBP	60,300	83,775
3.650% due 03/16/2025		$1,100	1,104
3.684% due 01/10/2023		12,900	13,239
4.337% due 01/10/2028		12,400	12,822
4.375% due 01/12/2026		58,600	61,262
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(i)	EUR	95,940	119,342
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(i)	GBP	12,862	17,774
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(i)		14,435	20,857
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(i)		131,771	193,573
8.000% (EUSA5 + 6.750%) due 12/15/2020 ~(i)	EUR	112,900	150,179
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(i)		$55,284	58,514
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	14,219
5.375% due 12/09/2019		51,850	54,596
Blackstone CQP Holdco LP
6.000% due 08/18/2021		31,700	31,145
6.500% due 03/20/2021		179,863	182,561
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(i)		3,720	4,208
7.625% (USSW5 + 6.314%) due 03/30/2021 ~(i)		19,400	21,364
BPCE S.A.
12.500% due 09/30/2019 ♦(i)		29,600	35,224
BRFkredit A/S
1.000% due 04/01/2018	DKK	62,170	9,948
1.000% due 10/01/2018		203,940	32,869
2.000% due 10/01/2017		151,800	24,111
2.000% due 01/01/2018		43,800	6,996

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.000% due 04/01/2018	DKK	37,120	$5,969
2.000% due 10/01/2047		121,730	19,416
2.500% due 10/01/2047		49,103	8,091
4.000% due 01/01/2018		206,760	33,207
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$13,198	12,979
4.700% due 06/22/2047		13,594	13,324
Brighthouse Holdings LLC
6.500% due 07/27/2037 (i)		14,600	15,586
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	8,109
Brookfield Finance, Inc.
4.700% due 09/20/2047		19,476	19,683
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,609
CBL & Associates LP
5.950% due 12/15/2026		15,400	15,618
CIT Group, Inc.
3.875% due 02/19/2019		7,860	8,027
5.000% due 08/15/2022		1,930	2,093
5.375% due 05/15/2020		8,700	9,363
5.500% due 02/15/2019		10,375	10,868
Citigroup, Inc.
2.094% (US0003M + 0.790%) due 01/10/2020 ~		48,200	48,575
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	604	907
7.500% due 07/08/2026		12,595	20,829
Cooperatieve Rabobank UA
6.625% due 06/29/2021 ♦(i)	EUR	600	802
11.000% (US0003M + 10.868%) due 06/30/2019 ~(i)		$600	680
Corp. Andina de Fomento
3.950% due 10/15/2021 (h)	MXN	58,069	3,170
Credit Agricole S.A.
7.500% (BPSW5 + 4.535%) due 06/23/2026 ~(i)	GBP	41,812	64,195
7.875% (USSW5 + 4.898%) due 01/23/2024 ~(i)		$11,080	12,416
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		200	211
8.125% (USSW5 + 6.185%) due 12/23/2025 ~(i)		24,500	29,064
Credit Suisse AG
6.500% due 08/08/2023		10,400	11,779
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	15,372
4.282% due 01/09/2028		13,450	14,023
6.250% (USSW5 + 3.455%) due 12/18/2024 ~(i)		11,200	11,946
7.500% (USSW5 + 4.598%) due 12/11/2023 ~(i)		29,600	33,527
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		20,000	20,540
3.594% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,881
3.750% due 03/26/2025		250	255
3.800% due 09/15/2022		8,250	8,571
3.800% due 06/09/2023		6,450	6,683
4.550% due 04/17/2026		26,150	28,101
Crown Castle International Corp.
3.200% due 09/01/2024		10,874	10,835
3.650% due 09/01/2027		48,148	48,200
4.000% due 03/01/2027		6,306	6,458
CTR Partnership LP
5.250% due 06/01/2025		11,242	11,597
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		29,168	29,274
2.700% due 07/13/2020		28,956	29,088
3.219% (US0003M + 1.910%) due 05/10/2019 ~		2,090	2,135
4.250% due 10/14/2021		417,344	437,679

4	See Accompanying Notes

September 30, 2017

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Digital Realty Trust LP
2.750% due 02/01/2023		$2,450	$2,441
3.700% due 08/15/2027		6,380	6,456
Emerald Bay S.A.
0.000% due 10/31/2020 +~	EUR	13,600	13,746
5.000% due 10/15/2020 +~		9,103	9,157
5.000% due 10/31/2020 +		15,147	15,357
5.000% due 10/31/2020 +~		15,177	15,288
5.000% due 06/23/2022 +~		26,254	26,416
Equinix, Inc.
2.875% due 10/01/2025		5,280	6,277
ERP Operating LP
3.250% due 08/01/2027		$4,527	4,543
4.000% due 08/01/2047		2,700	2,694
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,370
Ford Motor Credit Co. LLC
1.724% due 12/06/2017		200	200
2.240% due 06/15/2018		4,710	4,726
2.244% (US0003M + 0.940%) due 01/09/2018 ~		3,000	3,006
2.375% due 01/16/2018		10,500	10,523
2.551% due 10/05/2018		2,200	2,215
5.000% due 05/15/2018		2,500	2,550
8.125% due 01/15/2020		885	997
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		35,000	36,575
General Motors Financial Co., Inc.
2.650% due 04/13/2020		53,900	54,351
6.750% due 06/01/2018		2,200	2,272
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		800	898
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,168	26,126
4.500% due 10/15/2037		13,754	13,964
HBOS PLC
6.750% due 05/21/2018		16,800	17,302
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,405
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,149
6.000% due 10/01/2021		360	401
Howard Hughes Corp.
5.375% due 03/15/2025		27,807	28,433
HSBC Holdings PLC
3.262% (US0003M + 1.055%) due 03/13/2023 ~		19,470	19,879
3.400% due 03/08/2021		39,300	40,534
3.557% (US0003M + 2.240%) due 03/08/2021 ~		49,844	52,479
3.600% due 05/25/2023		41,200	42,893
4.041% (US0003M + 1.546%) due 03/13/2028 ~		17,580	18,373
4.300% due 03/08/2026		78,900	84,833
6.000% (EUSA5 + 5.338%) due 09/29/2023 ~(i)	EUR	3,825	5,108
Hudson Pacific Properties LP
3.950% due 11/01/2027 (b)		$5,427	5,415
Industrial & Commercial Bank of China Ltd.
2.499% (US0003M + 1.190%) due 11/13/2017 ~		700	700
International Lease Finance Corp.
3.875% due 04/15/2018		1,370	1,385
4.625% due 04/15/2021		2,500	2,660
5.875% due 04/01/2019		22,550	23,761
6.250% due 05/15/2019		31,122	33,089
7.125% due 09/01/2018		38,800	40,633
8.250% due 12/15/2020		45,258	52,987
8.625% due 01/15/2022		2,900	3,556
Intesa Sanpaolo SpA
6.500% due 02/24/2021		100	111
iStar, Inc.
4.625% due 09/15/2020		2,107	2,160
5.250% due 09/15/2022		8,013	8,153

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Jefferies Finance LLC
6.875% due 04/15/2022		$3,300	$3,333
7.250% due 08/15/2024		13,300	13,367
7.500% due 04/15/2021		3,600	3,744
Jefferies Group LLC
6.500% due 01/20/2043		33,100	37,922
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	1,039
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		13,600	13,847
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,189
Kookmin Bank
2.250% due 02/03/2021		36,400	35,941
KSA Sukuk Ltd.
2.894% due 04/20/2022		120,600	121,324
3.628% due 04/20/2027		77,300	79,012
LeasePlan Corp. NV
2.875% due 01/22/2019		700	702
Legacy Mortgage Asset Trust
4.410% due 11/01/2056 +		1,394,440	1,306,667
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(i)		12,320	16,700
Lloyds Banking Group PLC
6.375% (EUSA5 + 5.290%) due 06/27/2020 ~(i)	EUR	400	508
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(i)	GBP	19,720	27,577
7.500% (USSW5 + 4.760%) due 06/27/2024 ~(i)		$4,424	4,971
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(i)	GBP	285,012	428,192
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(i)		75,642	121,632
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$5,278	5,338
MMcapS Funding Ltd.
1.619% (US0003M + 0.290%) due 12/26/2039 ~		27,490	22,817
1.829% (US0003M + 0.500%) due 12/26/2039 ~		10,100	6,363
National Australia Bank Ltd.
1.375% due 07/12/2019		400	397
Nationwide Building Society
10.250% ~(i)	GBP	268	55,955
Navient Corp.
3.683% (CPI YOY + 2.050%) due 01/16/2018 ~		$51	1,280
4.875% due 06/17/2019		16,900	17,534
5.500% due 01/15/2019		37,099	38,430
5.875% due 03/25/2021		22,682	23,958
6.500% due 06/15/2022		45,346	48,152
8.000% due 03/25/2020		10,360	11,448
8.450% due 06/15/2018		9,480	9,902
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	94,000	15,046
2.000% due 10/01/2017		195,300	31,020
2.000% due 01/01/2018		83,170	13,303
2.000% due 10/01/2047		247,195	39,302
2.500% due 10/01/2037		38,172	6,425
2.500% due 10/01/2047		131,259	21,650
3.000% due 10/01/2047		110,713	18,696
Nykredit Realkredit A/S
1.000% due 10/01/2017		593,400	94,250
1.000% due 01/01/2018		269,200	42,900
1.000% due 04/01/2018		699,540	111,948
1.000% due 07/01/2018		1,118,610	179,636
1.000% due 01/01/2019		150,000	24,304
2.000% due 10/01/2017		403,500	64,090
2.000% due 04/01/2018		921,830	148,222
2.000% due 07/01/2018		246,120	39,822
2.000% due 10/01/2037		278,559	45,844
2.000% due 10/01/2047		912,631	145,048
2.500% due 10/01/2037		117,146	19,657

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.500% due 10/01/2047	DKK	2,247,038	$370,268
3.000% due 10/01/2047		294,736	49,725
4.000% due 01/01/2018		37,900	6,084
Old Republic International Corp.
3.875% due 08/26/2026		$65	66
OneMain Financial Holdings LLC
6.750% due 12/15/2019		42,300	43,992
7.250% due 12/15/2021		5,889	6,161
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		16,860	17,196
3.875% due 03/20/2027		10,837	11,159
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,386
Preferred Term Securities Ltd.
1.094% due 09/26/2034		6,000	1,350
1.620% (US0003M + 0.300%) due 03/22/2037 ~		96,825	83,270
1.620% (US0003M + 0.300%) due 09/22/2037 ~		177	152
1.620% (US0003M + 0.300%) due 12/22/2037 ~		19,851	16,675
1.630% (US0003M + 0.310%) due 12/22/2036 ~		105,448	90,685
1.660% (US0003M + 0.340%) due 09/22/2036 ~		64,303	55,944
1.670% (US0003M + 0.350%) due 06/22/2037 ~		52,152	36,506
1.690% (US0003M + 0.370%) due 09/22/2037 ~		44,401	30,192
1.700% (US0003M + 0.380%) due 09/23/2035 ~		693	616
1.700% (US0003M + 0.380%) due 12/22/2036 ~		14,849	9,355
1.700% (US0003M + 0.380%) due 03/22/2037 ~		48,699	34,089
1.710% (US0003M + 0.390%) due 12/22/2036 ~		3,206	2,340
1.720% (US0003M + 0.400%) due 09/22/2036 ~		30,097	21,670
1.720% (US0003M + 0.400%) due 12/22/2037 ~		2,226	1,514
1.720% (US0003M + 0.400%) due 03/22/2038 ~		121,200	100,297
1.724% (US0003M + 0.400%) due 06/23/2035 ~		33,760	30,047
1.750% (US0003M + 0.430%) due 12/22/2035 ~		31,159	22,435
1.770% (US0003M + 0.450%) due 03/22/2038 ~		7,247	5,073
1.800% (US0003M + 0.480%) due 09/23/2035 ~		15,602	11,623
1.820% (US0003M + 0.500%) due 03/23/2035 ~		28,328	25,495
1.824% (US0003M + 0.500%) due 06/23/2035 ~		10,965	8,059
1.900% (US0003M + 0.580%) due 03/23/2035 ~		14,250	9,975
1.901% (US0003M + 0.580%) due 09/26/2034 ~		7,500	5,250
1.920% (US0003M + 0.600%) due 03/22/2038 ~		18,470	11,636
1.921% (US0003M + 0.600%) due 06/24/2034 ~		9,239	7,622

See Accompanying Notes	5

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.940% (US0003M + 0.620%) due 12/22/2036 ~		$34,087	$21,645
1.971% (US0003M + 0.650%) due 09/24/2033 ~		376	353
2.049% (US0003M + 0.720%) due 07/03/2033 ~		191	188
2.070% (US0003M + 0.750%) due 09/23/2035 ~		21,440	14,365
2.151% (US0003M + 0.830%) due 09/24/2033 ~		41,923	35,635
2.179% (US0003M + 0.850%) due 04/03/2033 ~		325	318
2.189% (US0003M + 0.860%) due 07/03/2033 ~		10,000	8,650
2.201% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,050
2.220% (US0003M + 0.900%) due 03/22/2038 ~		70,891	63,447
2.229% (US0003M + 0.900%) due 01/03/2033 ~		20,918	19,140
Prologis LP
2.250% due 06/30/2029	GBP	4,700	6,054
Protective Life Global Funding
1.724% (US0003M + 0.420%) due 03/29/2019 ~		$14,290	14,301
Provident Funding Associates LP
6.375% due 06/15/2025		4,410	4,642
QNB Finance Ltd.
2.125% due 02/14/2018		500	500
2.716% (US0003M + 1.400%) due 05/20/2018 ~		800	802
2.750% due 10/31/2018		1,200	1,203
2.767% (US0003M + 1.450%) due 02/26/2018 ~		400	402
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,061
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	987,940	157,476
1.000% due 04/01/2018		2,678,283	428,626
2.000% due 01/01/2018		571,920	91,366
2.000% due 04/01/2018		910,820	146,457
2.000% due 10/01/2037		161,692	26,631
2.000% due 10/01/2047		321,703	51,130
2.500% due 10/01/2037		148,529	24,946
2.500% due 10/01/2047		979,462	161,630
3.000% due 10/01/2047		106,062	17,915
Regional Diversified Funding Ltd.
1.644% (US0003M + 0.330%) due 01/25/2036 ~		$1,704	1,627
Rio Oil Finance Trust
9.250% due 07/06/2024		17,126	17,886
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	15,086	19,142
2.785% (US0003M + 1.470%) due 05/15/2023 ~		$68,578	69,146
3.498% (US0003M + 1.480%) due 05/15/2023 ~		49,570	49,926
4.700% due 07/03/2018		400	407
4.800% due 04/05/2026		88,700	95,054
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(i)		81,625	85,686
7.648% (US0003M + 2.500%) due 09/30/2031 ~(i)		100	128
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(i)		30,971	34,378
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(i)		153,576	170,661

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,275	$13,798
Santander Holdings USA, Inc.
3.700% due 03/28/2022		$6,834	6,968
4.400% due 07/13/2027		5,215	5,333
4.500% due 07/17/2025		134,600	140,416
Santander UK Group Holdings PLC
2.875% due 08/05/2021		24,400	24,539
4.750% due 09/15/2025		10,940	11,448
6.750% (BPSW5 + 5.792%) due 06/24/2024 ~(i)	GBP	2,175	3,180
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(i)		73,254	106,756
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,954
SBA Communications Corp.
4.000% due 10/01/2022 (b)		10,334	10,386
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	35,775
5.180% due 06/28/2019		$24,200	25,177
5.717% due 06/16/2021		83,400	90,339
6.125% due 02/07/2022		228,585	250,103
Shinhan Bank
1.875% due 07/30/2018		795	793
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,706
7.750% due 03/15/2020		21,995	24,512
SLM Student Loan Trust
0.221% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,468	1,701
0.852% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	18,328
Springleaf Finance Corp.
5.250% due 12/15/2019		$6,800	7,096
6.000% due 06/01/2020		2,610	2,767
6.125% due 05/15/2022		243,097	258,060
8.250% due 12/15/2020		270,606	306,461
Standard Chartered PLC
2.446% (US0003M + 1.130%) due 08/19/2019 ~		200	202
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	102,799	145,433
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		$32,200	32,234
4.500% due 07/23/2025		545	569
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,197	7,592
5.661% due 10/13/2041		567	842
5.744% due 04/13/2040		5,955	8,952
5.801% due 10/13/2040		27,602	41,818
6.052% due 10/13/2039		34,312	52,722
7.623% due 07/13/2039		7,342	12,829
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)		$71,574	17,442
Trafford Centre Finance Ltd.
1.011% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	8,094
U.S. Capital Funding Ltd.
1.584% (US0003M + 0.280%) due 07/10/2043 ~		$64,376	52,789
1.931% (US0003M + 0.620%) due 05/01/2034 ~		1,231	1,108
2.191% (US0003M + 0.880%) due 05/01/2034 ~		8,600	7,826
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		13,300	13,504
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	1,900	2,488
5.125% due 05/15/2024		$54,000	57,743
7.625% due 08/17/2022		85,315	100,778
UBS Group AG
5.750% (EUSA5 + 5.287%) due 02/19/2022 ~(i)	EUR	5,000	6,636
7.000% (USSW5 + 4.866%) due 02/19/2025 ~(i)		$3,500	3,938

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UBS Group Funding Switzerland AG
2.534% (US0003M + 1.220%) due 05/23/2023 ~		$19,000	$19,309
3.000% due 04/15/2021		37,400	37,938
3.084% (US0003M + 1.780%) due 04/14/2021 ~		30,000	31,090
3.491% due 05/23/2023		38,000	38,937
4.125% due 09/24/2025		115,340	121,407
4.125% due 04/15/2026		17,300	18,182
4.253% due 03/23/2028		26,000	27,316
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,535
3.500% due 02/01/2025		415	417
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	6,323
Vici Properties LLC
8.000% due 10/15/2023		78,920	87,601
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	7,200	8,513
Vonovia Finance BV
3.200% due 10/02/2017		$7,800	7,800
Washington Prime Group LP
5.950% due 08/15/2024		89,435	91,345
Wells Fargo & Co.
2.193% (US0003M + 0.880%) due 07/22/2020 ~		25	25
2.500% due 03/04/2021		9,700	9,769
2.656% (US0003M + 1.340%) due 03/04/2021 ~		1,620	1,671
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,316

			12,963,343

INDUSTRIALS 4.0%
Adecoagro S.A.
6.000% due 09/21/2027		9,000	9,005
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (b)		8,318	8,295
3.550% due 10/01/2027 (b)		9,950	9,904
Allergan Funding SCS
0.020% (EUR003M + 0.350%) due 06/01/2019 ~	EUR	3,097	3,665
Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	5,253
Altice Financing S.A.
7.500% due 05/15/2026		$5,000	5,513
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	44,200	55,596
7.750% due 05/15/2022		$28,686	30,479
Amazon.com, Inc.
4.050% due 08/22/2047		12,259	12,449
4.250% due 08/22/2057		10,167	10,475
American Airlines Pass Through Trust
3.000% due 04/15/2030		25,000	24,875
3.200% due 12/15/2029		9,643	9,679
3.350% due 04/15/2031		8,490	8,639

6	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.375% due 11/01/2028	$6,327	$6,391
3.600% due 03/22/2029	260	269
3.600% due 04/15/2031	5,760	5,861
3.650% due 02/15/2029	14,000	14,448
3.650% due 12/15/2029	4,870	4,958
4.000% due 01/15/2027	2,643	2,778
5.250% due 07/31/2022	1,274	1,358
Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	18,096	20,677
Arrow Electronics, Inc.
3.250% due 09/08/2024	7,329	7,248
AutoNation, Inc.
3.350% due 01/15/2021	1,900	1,942
Avantor, Inc.
6.000% due 10/01/2024 (b)	20,836	21,357
9.000% due 10/01/2025 (b)	56,019	57,349
Baidu, Inc.
2.250% due 11/28/2017	1,965	1,968
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	13,954	13,985
2.195% (US0003M + 0.880%) due 08/15/2022 ~	13,972	14,027
2.764% due 08/15/2022	5,690	5,727
3.222% due 08/15/2024	55,714	55,912
BMC Software Finance, Inc.
8.125% due 07/15/2021	28,223	29,034
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048	287,900	298,213
Boston Scientific Corp.
2.850% due 05/15/2020	3,300	3,357
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(m)	20,778	20,804
Broadcom Corp.
3.000% due 01/15/2022	54,130	55,122
3.625% due 01/15/2024	3,529	3,629
3.875% due 01/15/2027	20,319	20,958
Burger King Worldwide, Inc.
4.250% due 05/15/2024	31,547	31,744
5.000% due 10/15/2025 (b)	9,392	9,603
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(d)(j)	146,248	195,424
9.000% due 02/15/2020 ^(d)(j)	175,648	234,925
10.000% due 12/15/2018 ^(d)	130,469	134,709
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022	50,574	54,810
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	2,200	2,202
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	3,800	3,811
Charter Communications Operating LLC
3.579% due 07/23/2020	9,988	10,258
4.200% due 03/15/2028	21,741	22,030
4.464% due 07/23/2022	23,840	25,203
4.908% due 07/23/2025	32,861	35,173
5.375% due 05/01/2047	4,188	4,350
6.384% due 10/23/2035	3,680	4,314
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	100	114
Cheniere Energy Partners LP
5.250% due 10/01/2025	26,021	26,672
Chesapeake Energy Corp.
4.554% (US0003M + 3.250%) due 04/15/2019 ~	5,340	5,327
Chester Downs & Marina LLC
9.250% due 02/01/2020	27,360	27,839
Cimarex Energy Co.
3.900% due 05/15/2027	6,039	6,175
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,800	4,833
CommScope Technologies LLC
5.000% due 03/15/2027	1,099	1,104
Community Health Systems, Inc.
6.250% due 03/31/2023	38,924	38,583

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Concho Resources, Inc.
3.750% due 10/01/2027		$5,098	$5,126
4.875% due 10/01/2047		4,680	4,889
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,562	1,642
5.500% due 04/29/2022		1,021	1,072
7.250% due 05/10/2021		5,858	6,451
7.707% due 10/02/2022		1,628	1,761
7.875% due 01/02/2020		421	431
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (b)		10,306	10,306
CSC Holdings LLC
8.625% due 02/15/2019		2,550	2,770
CSN Resources S.A.
6.500% due 07/21/2020		1,660	1,469
CVS Pass-Through Trust
4.163% due 08/11/2036		6,723	6,848
5.773% due 01/10/2033		5,706	6,429
5.880% due 01/10/2028		1,404	1,567
7.507% due 01/10/2032		5,200	6,449
DAE Funding LLC
4.000% due 08/01/2020		9,542	9,757
4.500% due 08/01/2022		13,396	13,763
5.000% due 08/01/2024		23,678	24,329
Dell International LLC
4.420% due 06/15/2021		5,120	5,379
5.450% due 06/15/2023		14,400	15,812
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		10,525	10,735
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		3,694	4,073
Diamond Resorts International, Inc.
7.750% due 09/01/2023		75,808	81,873
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~		11,281	11,353
2.200% due 09/20/2019		3,574	3,587
2.500% due 09/20/2024	GBP	4,900	6,421
2.950% due 03/20/2023		$5,591	5,602
3.950% due 03/20/2028		7,365	7,360
DISH DBS Corp.
7.875% due 09/01/2019		4,100	4,490
DXC Technology Co.
2.875% due 03/27/2020		2,200	2,230
4.250% due 04/15/2024		4,934	5,209
4.750% due 04/15/2027		9,185	9,839
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~		8,540	8,569
2.750% due 01/30/2023		32,760	32,686
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	7,430
6.875% due 05/09/2025		15,750	23,703
Eldorado Resorts, Inc.
6.000% due 04/01/2025		$3,107	3,279
EMD Finance LLC
1.700% due 03/19/2018		1,350	1,351
Endo Dac
5.875% due 10/15/2024		4,500	4,736
Endo Finance LLC
5.375% due 01/15/2023		100	82
EQT Corp.
2.104% (US0003M + 0.770%) due 10/01/2020 ~(b)		18,054	18,094
2.500% due 10/01/2020 (b)		2,707	2,718
Exela Intermediate LLC
10.000% due 07/15/2023		16,771	16,561
Fidelity National Information Services, Inc.
1.700% due 06/30/2022	GBP	4,000	5,337
First Quantum Minerals Ltd.
7.000% due 02/15/2021		$7,684	7,943
Flex Ltd.
4.625% due 02/15/2020		400	419
General Motors Co.
3.500% due 10/02/2018		4,800	4,879
Greene King Finance PLC
1.277% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	5,971	7,465
5.702% due 12/15/2034		427	541

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Harvest Operations Corp.
2.330% due 04/14/2021		$37,137	$36,036
HCA, Inc.
3.750% due 03/15/2019		39,602	40,543
5.500% due 06/15/2047		13,768	14,302
6.500% due 02/15/2020		300	327
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	12,300	14,537
Hyatt Hotels Corp.
4.850% due 03/15/2026		$4,500	4,916
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,100
iHeartCommunications, Inc.
9.000% due 12/15/2019		55,535	42,623
9.000% due 03/01/2021		140,606	100,621
9.000% due 09/15/2022		178,763	127,369
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	5,000	6,264
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		$21,068	20,383
9.750% due 07/15/2025		16,958	17,170
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	2,205
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	18,522
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	105
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	503
Kraft Heinz Foods Co.
3.950% due 07/15/2025		27,059	27,905
4.375% due 06/01/2046		2,455	2,416
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		90	77
Masco Corp.
5.950% due 03/15/2022		3,178	3,582
Mattamy Group Corp.
6.500% due 10/01/2025		6,547	6,743
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		10,700	10,775
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,900	3,931
Molina Healthcare, Inc.
4.875% due 06/15/2025		2,821	2,793
Multi-Color Corp.
4.875% due 11/01/2025 (b)		4,760	4,831
NetApp, Inc.
2.000% due 09/27/2019		4,141	4,141
3.300% due 09/29/2024		8,548	8,546
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		5,267	5,379
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		2,072	2,163
5.500% due 10/01/2021		200	206
Nokia Oyj
4.375% due 06/12/2027		3,031	3,126
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		17,567	17,918
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	367	422
NXP BV
4.125% due 06/15/2020		$1,200	1,259
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		39,820	4
8.500% due 06/01/2018 ^(d)		136,860	3
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		3,200	3,231
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		13,068	13,133
4.500% due 03/15/2023		26,140	26,169
5.250% due 08/15/2022		16,775	17,490
5.500% due 02/15/2024		8,666	9,121
Pearson PLC
4.625% due 06/15/2018		200	203
Petroleos Mexicanos
6.375% due 02/04/2021		50	55
6.375% due 01/23/2045		400	408
6.500% due 03/13/2027		65,992	73,350
6.750% due 09/21/2047		40,770	43,477

See Accompanying Notes	7

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
PetSmart, Inc.
5.875% due 06/01/2025		$13,653	$11,981
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		7,796	8,010
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,337
Pitney Bowes, Inc.
3.625% due 09/15/2020		4,570	4,582
4.700% due 04/01/2023		9,802	9,606
Priceline Group, Inc.
2.750% due 03/15/2023		4,342	4,352
3.550% due 03/15/2028		12,440	12,471
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (c)		1,450	1,117
QUALCOMM, Inc.
2.900% due 05/20/2024		6,288	6,316
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	5,900	6,976
3.250% due 03/15/2025		10,400	12,521
QVC, Inc.
4.450% due 02/15/2025		$2,609	2,650
4.850% due 04/01/2024		1,570	1,628
5.450% due 08/15/2034		3,620	3,574
RAC Bond Co. PLC
5.000% due 05/06/2046	GBP	1,400	1,873
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		$400	408
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	104
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	84,229
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$20,000	21,339
5.750% due 05/15/2024		5,500	6,135
5.875% due 06/30/2026		2,500	2,800
SFR Group S.A.
5.625% due 05/15/2024	EUR	6,800	8,705
6.000% due 05/15/2022		$18,650	19,513
6.250% due 05/15/2024		59,734	63,303
7.375% due 05/01/2026		141,377	152,864
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		25,900	25,858
2.400% due 09/23/2021		25,550	25,478
2.875% due 09/23/2023		18,900	18,825
3.200% due 09/23/2026		900	889
Smithfield Foods, Inc.
2.700% due 01/31/2020		3,420	3,434
3.350% due 02/01/2022		1,650	1,683
Spirit Issuer PLC
3.034% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	16,705
5.472% due 12/28/2028		27,820	39,347
6.582% due 12/28/2027		16,389	23,566
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$13,370	13,604
Station Casinos LLC
5.000% due 10/01/2025		9,164	9,209
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,503
3.900% due 03/22/2023		9,500	9,889
Symantec Corp.
5.000% due 04/15/2025		5,514	5,779
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,730
4.950% due 02/15/2027		4,589	4,740
Tenet Healthcare Corp.
4.625% due 07/15/2024		37,244	36,918
Time Warner Cable LLC
6.750% due 07/01/2018		11,385	11,791
Time Warner, Inc.
3.800% due 02/15/2027		10,676	10,698
Times Square Hotel Trust
8.528% due 08/01/2026		1,567	1,869
TTM Technologies, Inc.
5.625% due 10/01/2025		6,800	6,898
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		990	1,166

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	15,275	$23,231
6.542% due 03/30/2021		7,843	11,427
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$15,440	15,470
4.000% due 10/11/2027		4,527	4,802
United Group BV
4.375% due 07/01/2022	EUR	10,800	13,116
4.875% due 07/01/2024		11,820	14,360
Universal Health Services, Inc.
3.750% due 08/01/2019		$100	103
UPCB Finance Ltd.
3.625% due 06/15/2029 (m)	EUR	27,770	32,613
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		9,200	9,323
5.375% due 03/15/2020		$200	201
6.500% due 03/15/2022		11,464	12,123
7.000% due 03/15/2024		21,816	23,289
Viking Cruises Ltd.
5.875% due 09/15/2027		2,492	2,507
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,923	2,017
6.000% due 04/23/2022		351	360
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	12,555
VMware, Inc.
2.300% due 08/21/2020		$12,790	12,834
2.950% due 08/21/2022		10,870	10,919
3.900% due 08/21/2027		9,090	9,203
Volkswagen Group of America Finance LLC
1.756% (US0003M + 0.440%) due 11/20/2017 ~		600	600
1.785% (US0003M + 0.470%) due 05/22/2018 ~		1,300	1,301
Volkswagen International Finance NV
1.875% due 03/30/2027	EUR	7,100	8,450
Wesleyan University
4.781% due 07/01/2116		$10,045	10,457
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	7,712
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	208
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,311	4,375
4.500% due 04/01/2027		4,881	4,905
5.625% due 03/01/2021		1,000	1,063
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,383	1,411
Wynn Macau Ltd.
4.875% due 10/01/2024		9,100	9,293
5.500% due 10/01/2027		11,800	11,999
Xerox Corp.
3.625% due 03/15/2023		12,946	12,839
Yellowstone Energy LP
5.750% due 12/31/2026 +		5,311	5,534

			3,929,173

UTILITIES 2.9%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~		153,275	155,290
2.850% due 02/14/2023		30,648	30,535
3.150% due 09/04/2036	EUR	12,000	14,317
3.400% due 08/14/2024		$61,042	61,203
3.900% due 08/14/2027		55,308	55,483
4.350% due 06/15/2045		750	691
4.750% due 05/15/2046		100	97
4.900% due 08/14/2037		54,330	55,142
5.150% due 02/14/2050		88,675	89,704
5.300% due 08/14/2058		24,338	24,628
5.650% due 02/15/2047		1,508	1,650
BG Energy Capital PLC
6.500% (USSW5 + 5.439%) due 11/30/2072 ~		200	201

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		$6,200	$6,205
E.ON International Finance BV
5.800% due 04/30/2018		5,000	5,113
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,247
Exelon Corp.
3.950% due 06/15/2025		1,200	1,255
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,710	96,723
6.000% due 11/27/2023		264,580	291,105
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	3,149
4.950% due 02/06/2028		46,900	48,024
5.999% due 01/23/2021		98,967	107,005
6.510% due 03/07/2022		46,640	51,872
6.605% due 02/13/2018	EUR	10,150	12,266
7.288% due 08/16/2037		$83,399	101,679
8.146% due 04/11/2018		28,050	28,937
8.625% due 04/28/2034		125,324	170,901
8.625% due 04/28/2034 (m)		45,400	61,911
9.250% due 04/23/2019		193,277	211,459
Majapahit Holding BV
7.750% due 01/20/2020		300	335
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(d)		17,518	11,431
Petrobras Global Finance BV
5.299% due 01/27/2025		75,228	75,209
5.875% due 03/07/2022	EUR	6,400	8,684
5.999% due 01/27/2028		$338,125	338,548
6.125% due 01/17/2022		67,784	73,037
6.250% due 12/14/2026	GBP	5,700	8,082
6.625% due 01/16/2034		8,700	12,023
6.750% due 01/27/2041		$108,119	107,578
6.850% due 06/05/2115		80,855	77,237
6.875% due 01/20/2040		31,417	31,888
7.250% due 03/17/2044		40,492	42,314
7.375% due 01/17/2027		121,512	134,028
8.750% due 05/23/2026		35,692	42,964
Plains All American Pipeline LP
2.600% due 12/15/2019		4,800	4,792
Rio Oil Finance Trust
9.750% due 01/06/2027		28,016	29,418
Sprint Capital Corp.
6.900% due 05/01/2019		39,854	42,594
Sprint Communications, Inc.
7.000% due 08/15/2020		15,560	17,040
Sprint Corp.
7.125% due 06/15/2024		9,162	10,330
Tenaska Alabama Partners LP
7.000% due 06/30/2021		568	582
Terraform Global Operating LLC
9.750% due 08/15/2022		200	223
Transocean Phoenix Ltd.
7.750% due 10/15/2024		5,041	5,444
Transocean Proteus Ltd.
6.250% due 12/01/2024		4,465	4,699
Verizon Communications, Inc.
3.376% due 02/15/2025		791	796
4.125% due 03/16/2027		61,570	64,380
4.125% due 08/15/2046		8,835	8,059
5.250% due 03/16/2037		41,050	45,137
5.500% due 03/16/2047		23,320	25,973

			2,910,617

Total Corporate Bonds & Notes (Cost $18,777,042)			19,803,133

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	32,484

Total Convertible Bonds & Notes (Cost $24,999)			32,484

8	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$4,500	$6,886

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,735	6,138
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	17,901
7.750% due 01/01/2042	27,720	30,034
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,735	10,774
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	24,577
6.725% due 04/01/2035	6,975	7,857
7.350% due 07/01/2035	14,630	16,793
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	39,345	39,829
Illinois State General Obligation Notes, Series 2011
5.665% due 03/01/2018	3,880	3,935

		157,838

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	130	132

MISSOURI 0.0%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1995
1.037% due 02/15/2025	11,700	11,057
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
1.052% due 08/15/2025	23,250	21,971
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
2.424% due 06/01/2046	14,375	13,584

		46,612

NEW YORK 0.0%
Westchester Tobacco Asset Securitization, New York Revenue Notes, Series 2016
2.625% due 06/01/2018	1,395	1,399

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	350	366

Total Municipal Bonds & Notes (Cost $196,131)		213,233

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
0.819% due 02/25/2022 ~(a)	236,271	5,802
0.967% due 09/25/2022 ~(a)	94,278	2,961
1.189% due 09/25/2018 ~(a)	95,066	296
1.207% (COF 11 + 0.500%) due 09/25/2022 ~	2	2
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	86	84
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	23	22
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	8	8
1.457% (US0001M + 0.220%) due 09/25/2031 ~	2,438	2,379
1.530% (T10Y - 0.650%) due 04/25/2023 ~	2	2
1.587% (US0001M + 0.350%) due 03/25/2044 ~	12	12
1.634% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	6	6
1.637% (LIBOR01M + 0.400%) due 11/25/2021 - 08/25/2036 ~	32	32
1.687% (LIBOR01M + 0.450%) due 07/25/2021 ~	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.856% (COF 11 + 1.250%) due 03/01/2020 ~	$2	$2
1.895% (COF 11 + 1.250%) due 03/01/2033 ~	22	22
1.898% (COF 11 + 1.250%) due 10/01/2017 - 07/01/2018 ~	1	1
1.900% (T7Y - 0.100%) due 03/25/2022 ~	5	5
1.907% (COF 11 + 1.250%) due 11/01/2020 ~	10	10
1.937% (LIBOR01M + 0.700%) due 08/25/2022 ~	3	3
1.950% (T7Y - 0.050%) due 09/25/2022 ~	2	2
2.000% (T7Y) due 01/25/2022 ~	10	10
2.029% (12MTA + 1.200%) due 10/01/2044 ~	6	6
2.037% (LIBOR01M + 0.800%) due 05/25/2022 ~	1	1
2.085% (US0001M + 0.835%) due 11/01/2028 ~	6	6
2.087% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	3	3
2.137% (LIBOR01M + 0.900%) due 05/25/2021 - 10/25/2021 ~	11	11
2.230% (12MTA + 1.400%) due 10/01/2040 ~	42	43
2.340% (H15T1Y + 1.715%) due 12/01/2035 ~	18	19
2.341% (H15T1Y + 1.615%) due 02/01/2034 ~	1,009	1,047
2.356% due 01/25/2022 ~(a)	43,370	2,449
2.385% (H15T1Y + 1.760%) due 12/01/2034 ~	183	190
2.400% (H15T1Y + 1.900%) due 11/01/2033 ~	11	11
2.437% (LIBOR01M + 1.200%) due 01/25/2024 ~	7	7
2.500% due 04/01/2022 - 04/01/2047	490,467	476,960
2.537% (LIBOR01M + 1.300%) due 11/25/2021 ~	8	8
2.570% (H15T1Y + 1.695%) due 02/01/2032 ~	8	8
2.750% (H15T1Y + 2.250%) due 09/01/2024 ~	65	66
2.766% (COF 11 + 1.250%) due 05/01/2018 ~	1	1
2.786% (H15T1Y + 1.955%) due 06/01/2025 ~	1	1
2.795% (H15T1Y + 2.170%) due 10/01/2025 ~	13	13
2.806% (H15T1Y + 1.682%) due 07/01/2032 ~	130	134
2.819% (H15T1Y + 2.215%) due 12/01/2033 ~	16	17
2.840% (H15T1Y + 2.215%) due 12/01/2032 ~	1	1
2.884% (H15BIN6M + 2.000%) due 07/01/2019 ~	5	5
2.895% (H15T1Y + 2.270%) due 11/01/2029 - 09/01/2031 ~	84	87
2.925% (US0006M + 1.550%) due 11/01/2033 ~	35	36
2.940% (H15T1Y + 2.190%) due 05/01/2024 ~	26	26
2.953% (COF 11 + 1.666%) due 01/01/2029 ~	10	10
2.953% (H15T1Y + 2.249%) due 04/01/2032 ~	43	46
2.954% (H15T1Y + 2.275%) due 04/01/2024 ~	5	5
2.955% (US0006M + 1.560%) due 08/01/2033 ~	48	49
2.987% (H15T3Y + 2.055%) due 03/01/2036 ~	12	12
2.990% (H15T1Y + 2.138%) due 09/01/2035 ~	9	10
2.991% (H15T1Y + 2.190%) due 09/01/2033 ~	3	3
3.000% due 11/01/2021 - 10/01/2047	873,866	878,710

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.000% due 10/01/2022 - 03/01/2047 (m)	$1,713,201	$1,720,070
3.000% (H15T1Y + 2.125%) due 07/01/2025 ~	32	32
3.000% due 09/25/2027 - 06/25/2042 (a)	91,883	9,086
3.020% (H15T1Y + 2.270%) due 06/01/2032 ~	73	75
3.055% (H15T1Y + 2.200%) due 05/01/2024 ~	58	59
3.098% (H15T1Y + 2.598%) due 10/01/2025 ~	1	1
3.100% due 01/01/2026	30,000	30,890
3.159% (US0012M + 1.722%) due 10/01/2033 ~	1	1
3.160% (H15T1Y + 2.310%) due 04/01/2028 ~	9	9
3.170% (H15T1Y + 2.295%) due 03/01/2034 ~	10	11
3.214% (H15T1Y + 2.498%) due 09/01/2030 ~	23	24
3.216% (US0012M + 1.636%) due 10/01/2032 ~	10	10
3.240% (US0012M + 1.615%) due 02/01/2032 ~	8	8
3.249% (US0012M + 1.660%) due 10/01/2034 ~	155	157
3.251% (H15T1Y + 2.223%) due 03/01/2033 ~	196	203
3.260% (H15T1Y + 2.160%) due 07/01/2032 ~	8	8
3.337% (US0012M + 1.853%) due 10/01/2036 ~	4	5
3.355% (H15T1Y + 2.230%) due 08/01/2032 ~	6	6
3.360% (US0012M + 1.605%) due 04/01/2033 ~	3	3
3.370% (US0006M + 1.995%) due 10/01/2035 ~	230	231
3.425% (US0012M + 1.800%) due 01/01/2035 ~	122	123
3.500% due 10/01/2018 - 04/01/2047	438,261	455,784
3.500% (COF 11 + 1.250%) due 08/01/2026 ~	2	2
3.500% due 11/01/2031 - 04/01/2046 (m)	402,074	418,328
3.500% (US0012M + 1.750%) due 08/01/2032 ~	5	5
3.500% due 02/25/2043 (a)	16,632	3,512
3.540% (H15T3Y + 2.111%) due 09/01/2024 ~	2	2
3.825% (H15T1Y + 2.825%) due 07/01/2036 ~	17	17
3.840% due 08/01/2021	18,175	19,221
3.983% (COF 11 + 1.250%) due 12/01/2027 ~	6	6
4.000% (US0006M + 2.125%) due 09/01/2024 ~	30	30
4.000% due 03/01/2034 - 04/01/2047	114,126	120,349
4.000% due 10/01/2040 - 05/01/2047 (m)	940,704	992,855
4.000% due 12/25/2042 (a)	3,374	598
4.041% (H15T5Y + 2.189%) due 04/01/2027 ~	62	62
4.500% due 11/01/2023 - 08/01/2042	22,519	24,070
4.500% due 05/01/2039 - 05/01/2047 (m)	188,212	203,030
4.500% due 12/25/2042 (a)	2,927	547
4.613% (LIBOR01M + 5.850%) due 03/25/2041 ~(a)	7,069	1,137
4.793% (LIBOR01M + 6.030%) due 06/25/2037 ~(a)	1,188	200
4.813% (LIBOR01M + 6.050%) due 03/25/2037 ~(a)	2,393	349
4.833% (LIBOR01M + 6.070%) due 12/25/2036 - 02/25/2037 ~(a)	3,109	431
4.863% (LIBOR01M + 6.100%) due 04/25/2037 ~(a)	2,108	352
4.873% (LIBOR01M + 6.110%) due 04/25/2037 ~(a)	3,141	471

See Accompanying Notes	9

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.913% (LIBOR01M + 6.150%) due 08/25/2035 - 02/25/2043 ~(a)	$13,536	$1,948
4.975% (US0006M + 1.600%) due 09/01/2022 ~	15	15
5.000% due 08/25/2033 - 06/25/2043	100,385	111,446
5.063% (LIBOR01M + 6.300%) due 01/25/2038 ~(a)	4,988	711
5.113% (LIBOR01M + 6.350%) due 01/25/2040 ~(a)	6,064	952
5.143% (LIBOR01M + 6.380%) due 03/25/2037 ~(a)	6,199	1,011
5.163% (LIBOR01M + 6.400%) due 05/25/2037 ~(a)	1,982	338
5.173% (LIBOR01M + 6.410%) due 06/25/2037 ~(a)	6,779	1,277
5.203% (LIBOR01M + 6.440%) due 04/25/2037 ~(a)	40,774	7,115
5.213% (LIBOR01M + 6.450%) due 12/25/2037 - 10/25/2039 ~(a)	9,315	1,225
5.263% (LIBOR01M + 6.500%) due 02/25/2037 ~(a)	4,486	647
5.313% (LIBOR01M + 6.550%) due 10/25/2036 - 06/25/2040 ~(a)	5,218	873
5.363% (LIBOR01M + 6.600%) due 11/25/2035 ~(a)	1,195	159
5.413% (LIBOR01M + 6.650%) due 11/25/2036 - 04/25/2037 ~(a)	8,135	668
5.446% (COF 11 + 1.250%) due 09/01/2018 ~	1	1
5.463% (LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,854	587
5.500% due 08/01/2023 - 06/01/2048	19,954	22,137
5.553% (LIBOR01M + 6.790%) due 04/25/2037 ~(a)	3,380	657
5.763% (LIBOR01M + 7.000%) due 02/25/2038 ~(a)	13,094	2,156
5.963% (LIBOR01M + 7.200%) due 02/25/2037 ~(a)	1,142	211
6.000% due 06/25/2029 - 03/01/2040	19,431	22,057
6.000% due 09/01/2040 (m)	14,326	16,368
6.285% due 02/25/2029 ~	247	261
6.500% due 06/25/2028 - 02/01/2036	332	375
6.850% due 12/18/2027	8	9
6.900% due 05/25/2023	25	27
7.000% due 07/25/2022 - 01/25/2048	504	568
7.500% due 07/25/2022 - 06/25/2042	66	76
7.500% due 06/25/2042 ~	27	30
7.526% (LIBOR01M + 10.000%) due 08/25/2043 ~	202	232
7.590% due 01/17/2040 ~	205	213
8.500% due 06/25/2030	195	236
8.600% due 08/25/2019	16	16
13.923% (LIBOR01M + 17.325%) due 03/25/2038 ~	1,176	1,551
17.610% (T7Y + 22.300%) due 04/25/2023 ~(a)	31	10
Fannie Mae, TBA
2.500% due 10/01/2032 - 11/01/2032	111,300	111,985
3.000% due 10/01/2032 - 09/01/2047	292,000	299,810
3.500% due 09/01/2032 - 12/01/2047	1,446,300	1,489,170
4.000% due 11/01/2047	634,890	667,279
Freddie Mac
0.100% due 05/25/2020 (a)	322,528	658
0.709% due 01/25/2021 ~(a)	93,762	1,515
0.829% due 03/25/2020 ~(a)	42,814	567
0.922% due 01/25/2023 ~(a)	181,976	6,295
1.303% due 06/25/2021 ~(a)	56,338	2,076
1.434% (LIBOR01M + 0.200%) due 03/15/2031 ~	8	8
1.452% due 11/25/2019 ~(a)	119,163	2,473
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	18	17
1.503% due 12/25/2021 - 01/15/2038 ~(a)	176,845	8,344

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	$72,350	$72,056
1.640% due 03/25/2019 ~(a)	49,516	860
1.686% due 10/25/2018 ~(a)	63,997	819
1.852% due 09/25/2018 ~(a)	29,597	365
2.000% (COF 11 + 1.250%) due 01/01/2020 ~	3	3
2.175% (COF 11 + 1.250%) due 06/01/2019 ~	6	6
2.230% (12MTA + 1.400%) due 07/25/2044 ~	13	13
2.500% due 08/01/2027 (m)	18,568	18,834
2.500% due 01/01/2032 - 08/01/2046	1,860	1,838
2.640% (H15T1Y + 1.975%) due 02/01/2033 ~	2	2
2.646% (H15T1Y + 2.083%) due 04/01/2036 ~	13	14
2.724% (H15T1Y + 2.224%) due 10/01/2032 ~	34	35
2.730% (H15T1Y + 2.230%) due 09/01/2031 ~	152	156
2.738% (H15T1Y + 2.238%) due 09/01/2034 ~	36	38
2.761% (COF 11 + 2.133%) due 05/01/2019 ~	23	23
2.797% (H15T1Y + 2.192%) due 08/01/2024 ~	3	3
2.813% (H15T1Y + 2.225%) due 01/01/2033 ~	10	10
2.815% (US0006M + 1.415%) due 02/01/2037 ~	7	7
2.824% (LIBOR01M + 1.590%) due 10/15/2023 ~	199	206
2.848% (H15T1Y + 2.223%) due 01/01/2033 ~	7	7
2.855% (H15T1Y + 2.355%) due 11/01/2036 ~	1	1
2.885% (H15T1Y + 2.250%) due 11/01/2031 ~	38	40
2.915% (H15T1Y + 2.234%) due 07/01/2034 ~	85	90
2.950% (US0012M + 1.700%) due 09/01/2036 ~	1	1
2.975% (H15T1Y + 1.975%) due 06/01/2033 ~	8	8
2.983% (H15T1Y + 2.249%) due 12/01/2034 ~	15	16
2.987% (H15T1Y + 2.161%) due 05/01/2029 ~	35	36
2.994% (H15T1Y + 2.225%) due 09/01/2033 ~	115	122
3.000% due 03/15/2027 - 12/15/2042 (a)	67,875	10,265
3.000% due 09/01/2032 - 03/01/2047 (m)	1,380,161	1,386,892
3.000% due 11/01/2042 - 10/01/2047	755,713	758,938
3.008% (US0012M + 1.758%) due 09/01/2037 ~	4	4
3.010% (12MTA + 2.260%) due 07/01/2025 ~	10	10
3.039% (H15T1Y + 2.250%) due 05/01/2037 ~	8	8
3.040% (US0006M + 1.665%) due 01/01/2037 ~	270	281
3.063% (H15T1Y + 2.250%) due 04/01/2033 ~	2	2
3.066% (H15T1Y + 2.202%) due 03/01/2031 ~	19	20
3.075% (H15T1Y + 2.396%) due 02/01/2036 ~	8	9
3.080% (H15T1Y + 2.281%) due 09/01/2033 ~	4	5
3.110% (H15T1Y + 1.995%) due 08/01/2034 ~	1	1
3.111% (H15T1Y + 2.248%) due 01/01/2035 ~	104	110
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~(m)	49,177	51,891
3.142% (US0012M + 1.352%) due 05/01/2035 ~	61	64
3.152% (H15T1Y + 2.223%) due 05/01/2033 ~	24	25
3.154% (H15T1Y + 2.393%) due 03/01/2032 ~	231	239
3.176% (H15T1Y + 2.214%) due 09/01/2023 ~	5	5

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.239% due 01/25/2019 ~(a)	$15,393	$253
3.246% (US0012M + 1.640%) due 06/01/2037 ~	2	2
3.256% (H15T1Y + 2.230%) due 07/01/2033 ~	18	19
3.270% (H15T1Y + 2.395%) due 04/01/2036 ~	7	8
3.375% (H15T1Y + 2.250%) due 09/01/2032 ~	31	32
3.379% (H15T1Y + 2.392%) due 11/01/2029 ~	164	173
3.431% (US0012M + 1.794%) due 01/01/2035 ~	54	57
3.432% (US0012M + 1.870%) due 12/01/2037 ~	4	4
3.439% (US0012M + 1.967%) due 12/01/2033 ~	101	108
3.500% (US0006M + 2.125%) due 10/01/2024 ~	27	27
3.500% due 08/15/2042 - 05/01/2044	8,697	8,823
3.500% due 12/15/2042 (a)	14,582	2,816
3.506% (H15T3Y + 2.210%) due 03/01/2025 ~	17	18
3.519% (US0012M + 1.770%) due 09/01/2037 ~	7	7
3.535% (US0012M + 1.786%) due 09/01/2037 ~	4	4
3.559% (US0012M + 1.870%) due 09/01/2037 ~	3	3
3.561% (H15T1Y + 2.407%) due 08/01/2036 ~	1	1
3.586% (US0012M + 1.919%) due 07/01/2033 ~	30	32
3.591% (H15T1Y + 2.467%) due 09/01/2024 ~	13	13
3.615% due 06/25/2041 ~(a)	3,500	405
3.617% (US0012M + 1.867%) due 08/01/2037 ~	1	1
3.663% (H15T1Y + 2.835%) due 11/01/2035 ~	101	108
3.753% (US0006M + 2.301%) due 08/01/2035 ~	12	12
3.986% (LIBOR01M + 5.220%) due 03/15/2036 ~(a)	2,504	202
4.000% due 04/15/2019 - 08/01/2044	20,578	21,980
4.000% due 05/01/2047 - 06/01/2047 (m)	736,686	776,029
4.487% (US0001M + 3.250%) due 05/25/2025 ~	7,050	7,722
4.500% due 11/15/2040	27,298	30,375
4.716% (LIBOR01M + 5.950%) due 11/15/2037 ~(a)	12,720	1,594
4.816% (LIBOR01M + 6.050%) due 08/15/2037 ~(a)	1,758	284
4.966% (LIBOR01M + 6.200%) due 06/15/2038 - 01/15/2042 ~(a)	11,122	1,918
5.000% due 02/15/2024 - 05/15/2038	8,410	9,031
5.206% (LIBOR01M + 6.440%) due 03/15/2037 ~(a)	8,247	1,360
5.216% (LIBOR01M + 6.450%) due 03/15/2037 - 06/15/2039 ~(a)	3,844	681
5.316% (LIBOR01M + 6.550%) due 09/15/2036 ~(a)	3,810	640
5.336% (LIBOR01M + 6.570%) due 09/15/2036 ~(a)	2,199	369
5.416% (LIBOR01M + 6.650%) due 04/15/2036 - 05/15/2036 ~(a)	13,693	2,482
5.466% (LIBOR01M + 6.700%) due 04/15/2026 ~(a)	1,611	170
5.500% due 08/15/2036 - 06/15/2041	54,964	60,726
5.516% (LIBOR01M + 6.750%) due 01/15/2037 ~(a)	1,414	248
5.625% due 07/01/2037 - 10/01/2037	535	593
5.715% (LIBOR01M + 7.875%) due 12/15/2042 ~	4,057	4,063
5.866% (LIBOR01M + 7.100%) due 06/15/2032 ~(a)	812	17
5.916% (LIBOR01M + 7.150%) due 08/15/2036 ~(a)	3,811	672
5.966% (LIBOR01M + 7.200%) due 07/15/2034 ~(a)	4,818	644

10	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 08/15/2018 - 02/15/2032	$2,998	$3,407
6.500% due 11/15/2021 - 04/15/2029	291	323
6.750% due 01/15/2024	7	8
7.000% due 05/15/2021 - 09/01/2047	644	712
7.250% due 09/15/2030	33	39
7.431% (LIBOR01M + 9.900%) due 01/15/2041 ~	1,479	1,740
7.500% due 11/15/2021 - 09/15/2030	242	279
7.545% (LIBOR01M + 9.520%) due 11/15/2043 ~	39,393	45,475
7.705% (LIBOR01M + 9.680%) due 08/15/2044 ~	19,603	21,832
7.848% (T3M + 8.900%) due 05/15/2023 ~	9	10
8.391% (LIBOR01M + 10.860%) due 02/15/2040 ~	605	762
8.500% due 06/15/2031	103	119
9.000% due 09/15/2020 - 02/15/2021	10	11
13.631% (LIBOR01M + 16.100%) due 12/15/2031 - 02/15/2032 ~	1,378	1,862
13.789% (LIBOR01M + 16.875%) due 09/15/2034 ~	1,464	1,608
16.912% (LIBOR01M + 19.953%) due 02/15/2024 ~	27	36
17.200% (LIBOR01M + 20.410%) due 11/15/2023 ~	33	42
17.720% (LIBOR01M + 20.930%) due 10/15/2031 ~	37	48
18.469% (T10Y + 25.143%) due 02/15/2024 ~	11	15
Freddie Mac, TBA
3.000% due 10/01/2047	503,400	504,973
3.500% due 11/01/2047	3,000	3,088
Ginnie Mae
0.680% due 08/16/2048 ~(a)	22,395	670
0.822% due 10/16/2053 ~(a)	6,083	194
0.913% due 11/16/2043 ~(a)	50,171	1,745
0.982% due 03/16/2051 ~(a)	1,223	20
1.631% (US0001M + 0.400%) due 10/20/2062 ~	9,928	9,904
1.701% (US0001M + 0.470%) due 03/20/2063 ~	1,415	1,413
1.881% (US0001M + 0.650%) due 07/20/2063 ~	20,456	20,541
1.981% (US0001M + 0.750%) due 11/20/2065 - 08/20/2066 ~	61,949	62,300
2.001% (US0001M + 0.770%) due 10/20/2066 ~	20,528	20,672
2.011% (US0001M + 0.780%) due 09/20/2066 ~	10,569	10,645
2.031% (US0001M + 0.800%) due 05/20/2066 - 09/20/2066 ~	142,004	143,157
2.061% (US0001M + 0.830%) due 08/20/2066 ~	17,222	17,392
2.074% (US0001M + 0.850%) due 11/20/2066 ~	25,108	25,400
2.081% (US0001M + 0.850%) due 04/20/2066 ~	19,970	20,185
2.125% (H15T1Y + 1.500%) due 08/20/2027 - 10/20/2029 ~	47	48
2.231% (US0001M + 1.000%) due 03/20/2066 - 01/20/2067 ~	51,228	52,164

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.250% (H15T1Y + 1.500%) due 10/20/2025 - 12/20/2033 ~	$84	$88
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2035 ~	151	157
2.381% (US0001M + 1.150%) due 03/20/2066 ~	11,766	12,062
2.550% (US0012M + 0.750%) due 04/20/2067 ~	50,455	52,066
2.625% (H15T1Y + 1.500%) due 06/20/2022 - 06/20/2032 ~	141	143
2.625% (H15T1Y + 2.000%) due 08/20/2033 ~	7	7
3.000% due 01/20/2042 - 06/20/2047	452,587	459,408
3.000% due 04/20/2047 - 08/20/2047 (m)	2,042,643	2,073,430
3.500% due 01/20/2042 - 03/20/2043 (a)	5,788	688
4.000% due 06/20/2039 - 09/20/2046	3,805	4,033
4.000% due 03/20/2043 (a)	4,620	678
4.914% (LIBOR01M + 6.150%) due 03/20/2043 ~(a)	48,930	6,099
5.000% due 07/20/2033	400	437
5.500% due 04/20/2037	89	118
5.625% due 07/20/2037 - 11/20/2037	353	388
6.100% due 06/15/2028 - 03/15/2029	637	719
6.490% due 01/15/2028 - 01/15/2029	645	726
23.849% (LIBOR01M + 28.175%) due 03/20/2031 ~	335	579
Small Business Administration
5.370% due 04/01/2028	474	515
7.190% due 12/01/2019	32	33
7.590% due 01/01/2020	16	17
Vendee Mortgage Trust
6.500% due 09/15/2024	73	79

Total U.S. Government Agencies (Cost $15,000,992)		14,984,807

U.S. TREASURY OBLIGATIONS 28.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (m)	4,400	3,866
2.500% due 02/15/2046 (m)	1,675	1,557
2.500% due 05/15/2046	4,955	4,602
2.750% due 08/15/2047	140,400	137,277
2.875% due 08/15/2045	19,300	19,379
2.875% due 11/15/2046	542,700	544,258
3.125% due 02/15/2043	73,046	77,039
3.625% due 08/15/2043	486,288	557,712
3.625% due 02/15/2044	272,200	312,663
3.750% due 11/15/2043	391,610	458,811
4.375% due 05/15/2040	54,000	68,811
4.500% due 08/15/2039	75,300	97,343
6.250% due 05/15/2030 (m)	845	1,199
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2020	34,390	34,559
0.125% due 07/15/2026	19,494	18,957
0.250% due 01/15/2025	775	767
0.375% due 01/15/2027	22,908	22,633
0.625% due 07/15/2021	314,076	322,753
0.625% due 01/15/2026	10,724	10,869
0.625% due 02/15/2043	4,791	4,478
0.750% due 02/15/2042	86,881	83,952
0.875% due 02/15/2047	2,738	2,699
1.375% due 02/15/2044	78,289	86,390
2.000% due 01/15/2026	12,005	13,501
2.375% due 01/15/2025 (m)	1,104,794	1,262,092
2.500% due 01/15/2029	21,351	25,778
U.S. Treasury Notes
1.125% due 08/31/2021 (o)(q)	98,000	95,498
1.125% due 09/30/2021 (m)(o)	726,690	707,388
1.375% due 03/31/2020 (o)(q)	6,790	6,758
1.375% due 10/31/2020 (o)(q)	336,100	333,297
1.375% due 04/30/2021 (o)(q)	248,900	245,726
1.375% due 08/31/2023 (q)	519,771	499,955
1.375% due 09/30/2023 (q)	398,300	382,835
1.500% due 01/31/2022 (o)(q)	6,800	6,697
1.500% due 08/15/2026 (q)	51,100	47,830
1.625% due 02/15/2026 (q)	69,407	65,968
1.750% due 12/31/2020 (o)(q)	765,400	766,760
1.750% due 11/30/2021 (o)	731,000	728,359

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.750% due 03/31/2022 (m)(o)(q)	$104,100	$103,494
1.750% due 09/30/2022 (q)	33,900	33,582
1.750% due 05/15/2023 (m)	871,930	859,089
1.875% due 01/31/2022 (m)(o)	289,000	289,085
1.875% due 02/28/2022 (m)(o)	1,215,400	1,215,519
1.875% due 04/30/2022 (o)(q)	19,200	19,179
1.875% due 08/31/2022 (m)	382,200	381,140
2.000% due 08/31/2021 (o)(q)	423,655	426,932
2.000% due 10/31/2021 (m)(o)	785,300	790,822
2.000% due 04/30/2024 (m)	1,176,700	1,167,346
2.000% due 06/30/2024 (q)	165,100	163,581
2.000% due 02/15/2025 (m)	334,228	329,593
2.000% due 11/15/2026 (m)	620,140	604,164
2.125% due 08/31/2020 (o)(q)	76,900	77,996
2.125% due 06/30/2021 (o)(q)	176,400	178,681
2.125% due 08/15/2021 (o)(q)	553,900	560,867
2.125% due 09/30/2021 (o)(q)	509,800	515,914
2.125% due 12/31/2021 (m)(o)(q)	562,600	568,830
2.125% due 06/30/2022 (m)	317,000	319,972
2.125% due 12/31/2022	650,000	654,596
2.125% due 02/29/2024 (m)	2,435,000	2,436,236
2.125% due 03/31/2024	367,100	367,071
2.125% due 07/31/2024	667,400	666,162
2.125% due 05/15/2025 (m)(q)	299,015	297,035
2.250% due 07/31/2021 (m)(o)(q)	771,940	785,117
2.250% due 12/31/2023 (m)	2,874,110	2,900,269
2.250% due 01/31/2024 (q)	414,170	417,705
2.250% due 11/15/2024 (q)	965	970
2.250% due 11/15/2025 (m)(q)	395,870	395,754
2.250% due 02/15/2027 (m)(q)	521,800	518,508
2.250% due 08/15/2027 (m)	408,560	405,647
2.375% due 08/15/2024 (q)	98,675	100,043
2.375% due 05/15/2027 (m)	501,090	503,038
2.750% due 11/15/2023 (m)	1,556,900	1,617,960

Total U.S. Treasury Obligations (Cost $28,955,050)		28,732,913

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.4%
Adjustable Rate Mortgage Trust
1.417% (US0001M + 0.180%) due 08/25/2036 ~	218	160
1.447% (US0001M + 0.210%) due 06/25/2037 ~	836	806
1.737% (US0001M + 0.500%) due 10/25/2035 ~	185	178
1.737% (US0001M + 0.500%) due 03/25/2036 ~	1,241	721
1.777% (US0001M + 0.540%) due 11/25/2035 ~	7,034	6,686
1.777% (US0001M + 0.540%) due 01/25/2036 ~	1,273	1,210

See Accompanying Notes	11

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.387% (US0001M + 1.150%) due 01/25/2035 ~		$10,465	$8,881
3.205% due 07/25/2035 ~		3,559	3,375
3.260% due 01/25/2036 ^~		405	390
3.409% due 02/25/2036 ~		2,996	2,764
3.430% due 08/25/2036 ~		8,255	5,349
3.475% due 05/25/2035 ~		8,175	8,194
3.583% due 09/25/2035 ~		2,208	2,062
3.588% due 11/25/2035 ^~		321	314
3.614% due 01/25/2036 ^~		11,196	10,408
3.648% due 01/25/2036 ~		2,168	2,066
3.704% due 11/25/2035 ^~		2,140	2,005
3.742% due 11/25/2035 ^~		951	844
3.769% due 03/25/2036 ~		23,141	17,396
American General Mortgage Loan Trust
0.000% due 09/25/2048 (g)+		468,031	481,920
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~		16,607	14,171
1.427% (US0001M + 0.190%) due 12/25/2046 ^~		42,639	35,758
1.427% (US0001M + 0.190%) due 06/25/2047 ^~		200	162
1.447% (US0001M + 0.210%) due 10/25/2046 ~		342	273
1.809% (12MTA + 0.920%) due 11/25/2046 ~		127,499	75,091
6.250% due 06/25/2037		13,143	10,658
American Home Mortgage Investment Trust
1.537% (US0001M + 0.300%) due 11/25/2045 ~		425	396
1.537% (LIBOR01M + 0.300%) due 05/25/2047 ~		5,600	1,161
2.955% (US0006M + 1.500%) due 10/25/2034 ~		3,096	3,062
3.081% (US0006M + 1.625%) due 09/25/2035 ~		54,250	40,180
3.203% (US0006M + 1.750%) due 12/25/2035 ~		398	269
3.203% (US0006M + 1.750%) due 11/25/2045 ^~		47,770	38,492
3.229% (US0012M + 1.500%) due 10/25/2034 ~		179	182
3.453% (US0006M + 2.000%) due 02/25/2045 ~		17,531	17,969
3.456% (US0006M + 2.000%) due 06/25/2045 ~		510	513
5.408% due 09/25/2035		40,692	34,124
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		2,934	2,938
Asti Finance SRL
0.346% (EUR006M + 0.600%) due 05/27/2050 ~	EUR	7,639	9,050
AyT Hipotecario FTA
0.040% (EUR003M + 0.270%) due 03/18/2035 ~		1,064	1,255
AYT Hipotecario Mixto FTA
0.015% (EUR003M + 0.240%) due 09/15/2035 ~		1,006	1,187
BAMLL Commercial Mortgage Securities Trust
1.284% due 07/05/2043 ~(a)		$4,359	255
2.447% (LIBOR01M + 1.220%) due 01/15/2028 ~		3,000	3,006
3.418% due 07/05/2043		4,879	5,008
Banc of America Alternative Loan Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ^~		1,133	947
1.637% (US0001M + 0.400%) due 06/25/2046 ^~		76	59
5.500% due 07/25/2020 ^		37	35
5.500% due 10/25/2033		9,092	9,298
5.500% due 12/25/2035 ^		189	182
5.851% due 11/25/2021 ^~		495	466
6.000% due 03/25/2021 ^		29	27
6.000% due 06/25/2034		11,334	11,900
6.000% due 07/25/2034		10,775	11,355
6.000% due 11/25/2034		45	48
6.000% due 12/25/2034		46	48
6.000% due 07/25/2035 ^		9,331	9,295

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 08/25/2035	$10,075	$10,148
6.000% due 08/25/2035 ^	1,521	1,425
6.000% due 01/25/2036 ^	24,784	23,841
6.000% due 03/25/2036 ^	4,863	4,791
6.000% due 06/25/2046 ^	324	296
6.000% due 07/25/2046 ^	954	819
Banc of America Funding Trust
1.396% (US0001M + 0.160%) due 02/20/2047 ~	10,063	9,757
1.516% (US0001M + 0.280%) due 05/20/2036 ~	97,554	52,671
1.517% (US0001M + 0.280%) due 07/25/2037 ~	25,336	23,661
1.526% (US0001M + 0.290%) due 07/20/2036 ~	3,115	3,126
1.527% (US0001M + 0.290%) due 07/25/2037 ~	21,629	20,137
1.533% due 05/26/2037 ~	36,992	25,203
1.546% (US0001M + 0.310%) due 09/20/2035 ^~	6,327	4,755
1.737% (US0001M + 0.500%) due 07/25/2036 ^~	65	51
2.137% (COF 11 + 1.430%) due 06/20/2035 ^~	1,018	730
3.006% due 12/20/2034 ~	408	342
3.204% due 05/20/2036 ^~	343	324
3.275% due 07/20/2036 ~	8,299	8,233
3.333% due 05/25/2035 ~	53	49
3.342% due 03/20/2035 ~	486	496
3.456% due 03/20/2036 ~	636	572
3.524% due 09/20/2046 ^~	2,711	2,350
3.549% due 11/20/2035 ~	5,490	4,408
3.559% due 03/20/2036 ~	88	79
3.597% due 01/20/2047 ^~	237	226
3.607% due 09/20/2035 ~	38	37
3.623% due 04/20/2035 ~	372	333
3.670% due 09/20/2035 ^~	523	474
3.780% due 05/20/2034 ~	715	715
4.273% due 10/20/2046 ^~	371	297
5.500% due 09/25/2034	75	76
5.500% due 01/26/2036	8,396	8,257
5.500% due 01/26/2036 ~	3,431	3,400
5.500% due 03/25/2036 ^	167	160
5.888% due 04/25/2037 ^	576	507
6.000% due 09/25/2036 ^	4,179	3,889
6.000% due 08/25/2037 ^	10,632	10,196
6.000% due 10/26/2037 ~	15,164	13,557
Banc of America Mortgage Trust
3.224% due 12/25/2034 ~	130	131
3.365% due 11/25/2035 ^~	584	532
3.400% due 12/25/2033 ~	120	118
3.432% due 02/25/2036 ^~	4,338	4,066
3.435% due 11/25/2035 ^~	353	332
3.463% due 10/25/2035 ^~	42	40
3.475% due 02/25/2035 ~	501	497
3.489% due 11/25/2034 ~	85	86
3.515% due 12/25/2033 ~	66	65
3.583% due 01/25/2034 ~	297	298
3.593% due 09/25/2034 ~	2,878	2,848
3.596% due 09/25/2035 ^~	975	960
3.611% due 05/25/2035 ^~	10,157	10,100
3.612% due 11/20/2046 ^~	63	62
3.621% due 02/25/2035 ~	272	269
3.622% due 03/25/2034 ~	4	4
3.622% due 04/25/2034 ~	32	32
3.629% due 03/25/2035 ~	2,802	2,747
3.647% due 01/25/2036 ^~	355	336
3.676% due 04/25/2035 ^~	756	715
3.691% due 05/25/2034 ~	620	627
3.723% due 07/25/2035 ^~	1,254	1,181
3.725% due 08/25/2034 ~	361	363
3.727% due 05/25/2033 ~	28	28
3.746% due 06/25/2035 ~	154	151
3.755% due 09/25/2033 ~	3,296	3,275
3.758% due 09/25/2035 ~	106	105
3.769% due 07/25/2034 ~	26	26
3.775% due 06/25/2035 ~	511	485

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.844% due 04/25/2033 ~		$116	$117
3.915% due 05/25/2033 ~		3	3
4.034% due 03/25/2033 ~		287	287
4.067% due 07/20/2032 ~		23	23
5.500% due 09/25/2035 ^		331	320
5.500% due 09/25/2035		1,655	1,597
6.000% due 09/25/2037 ^		412	401
6.000% (US0001M + 6.000%) due 07/25/2046 ~		7,529	7,199
6.500% due 10/25/2031		31	33
Bancorp Commercial Mortgage Trust
2.084% due 08/15/2032 ~		13,800	13,808
2.434% due 08/15/2032 ~		7,000	7,005
2.834% due 08/15/2032 ~		4,762	4,765
Bankinter Fondo de Titulizacion de Activos
0.000% due 12/15/2040 ♦	EUR	3,680	4,313
Bayview Commercial Asset Trust
1.517% (LIBOR01M + 0.280%) due 01/25/2037 ~		$100	93
BCAP LLC Trust
1.354% due 08/26/2036 ~		18,972	15,417
1.394% due 06/26/2036 ~		20,217	19,095
1.404% (US0001M + 0.170%) due 02/26/2037 ~		7,401	6,076
1.407% (US0001M + 0.170%) due 01/25/2037 ^~		725	663
1.431% due 07/26/2036 ~		363	285
1.457% (US0001M + 0.220%) due 05/25/2047 ^~		8,373	7,233
1.474% (US0001M + 0.240%) due 11/26/2036 ~		6,893	2,729
1.514% (LIBOR01M + 0.280%) due 05/26/2037 ~		14,769	11,756
1.554% (US0001M + 0.320%) due 05/26/2037 ~		21,063	15,712
1.594% due 03/26/2035 ~		2,618	2,353
1.698% due 11/27/2047 ~		61,588	49,427
3.010% due 06/26/2037 ~		17,079	15,250
3.120% due 05/26/2036 ~		549	542
3.228% due 02/26/2036 ~		74	69
3.282% due 11/26/2035 ~		1,751	1,687
3.368% due 06/26/2035 ~		135	121
3.375% due 02/26/2036 ~		5,425	4,538
3.427% due 12/20/2035 ~		16,752	11,442
3.478% due 03/26/2035 ~		68	59
3.483% due 11/27/2037 ~		7,145	7,213
3.530% due 10/26/2033 ~		19	16
3.547% due 09/26/2035 ~		45	37
3.554% due 10/26/2035 ~		14,145	14,261
3.562% due 10/26/2035 ~		7,577	5,937
3.666% due 05/26/2047 ~		14,486	12,471
4.390% due 01/26/2036 ~		3,830	2,745
5.250% due 02/26/2036 ~		1,516	1,299
5.250% due 04/26/2037		3,555	3,163
5.750% due 04/25/2037		8,997	7,764
5.999% due 08/26/2037 ~		14,435	12,878
6.000% due 07/26/2036 ~		18,639	15,082
6.234% due 08/26/2022 ~		148	134
6.340% due 04/26/2037 ~		9,072	7,693
6.968% due 12/26/2036 ~		11,761	8,616
BCAP Ltd.
3.010% due 06/27/2037 ~		9,732	8,284
BCC Mortgages PLC
0.035% (EUR003M + 0.160%) due 03/12/2038 ~	EUR	2,726	3,210
Bear Stearns Adjustable Rate Mortgage Trust
2.910% (H15T1Y + 2.250%) due 02/25/2036 ~		$224	225
2.979% due 02/25/2033 ~		5	5
3.219% due 02/25/2036 ^~		259	245
3.299% due 08/25/2035 ~		12,513	12,657
3.346% due 01/25/2035 ~		1,196	1,209
3.372% due 02/25/2036 ^~		1,136	1,122
3.413% due 10/25/2033 ~		355	357
3.423% due 01/25/2035 ~		415	411
3.432% due 08/25/2035 ~		2,786	2,538
3.445% due 08/25/2035 ~		32,344	30,885

12	See Accompanying Notes

September 30, 2017
(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.450% due 03/25/2035 ~	$1,297	$1,275
3.453% due 11/25/2034 ~	25	23
3.456% (US0012M + 1.900%) due 12/25/2046 ~	5,531	5,282
3.459% due 02/25/2035 ~	2,745	2,752
3.459% due 02/25/2036 ^~	6,806	6,446
3.462% (US0012M + 1.750%) due 08/25/2035 ^~	23,713	22,141
3.479% due 08/25/2047 ^~	2,504	2,426
3.488% due 08/25/2035 ~	1,110	1,018
3.496% due 11/25/2034 ~	1,302	1,275
3.506% due 04/25/2034 ~	1,492	1,490
3.518% due 07/25/2036 ^~	5,399	5,070
3.523% due 07/25/2034 ~	369	375
3.541% due 05/25/2037 ~	5,708	5,484
3.588% due 03/25/2035 ~	830	812
3.599% due 06/25/2047 ^~	8,361	8,138
3.606% due 09/25/2034 ~	3,439	3,453
3.625% due 04/25/2034 ~	14	14
3.641% due 02/25/2036 ^~	146	143
3.647% due 08/25/2035 ^~	5,351	5,008
3.662% due 05/25/2034 ~	68	66
3.665% due 01/25/2035 ~	96	96
3.666% due 05/25/2047 ^~	876	839
3.701% due 04/25/2034 ~	734	741
3.744% due 08/25/2047 ^~	6,059	5,855
3.790% due 10/25/2034 ~	14	14
3.925% due 07/25/2034 ~	2	2
3.928% due 11/25/2034 ~	14	13
4.187% due 07/25/2034 ~	353	353
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	85	79
1.557% (US0001M + 0.320%) due 08/25/2036 ~	24,330	23,624
1.557% (US0001M + 0.320%) due 11/25/2036 ^~	8,246	8,004
1.557% (US0001M + 0.320%) due 06/25/2046 ^~	20,505	19,128
1.677% (US0001M + 0.440%) due 07/25/2035 ~	274	276
1.677% (US0001M + 0.440%) due 04/25/2036 ~	10,626	10,549
1.717% (US0001M + 0.480%) due 02/25/2036 ~	5,368	4,963
1.877% (US0001M + 0.640%) due 04/25/2034 ~	384	384
1.877% (US0001M + 0.640%) due 07/25/2034 ~	38	38
1.977% (US0001M + 0.740%) due 11/25/2034 ~	67	67
2.167% (US0001M + 0.930%) due 11/25/2034 ~	17,392	12,871
2.855% due 01/25/2034 ~	60	57
2.887% (US0001M + 1.650%) due 09/25/2034 ~	6,446	4,927
2.962% (US0001M + 1.725%) due 07/25/2034 ~	4,507	4,107
3.157% due 02/25/2036 ^~	16,312	14,875
3.169% due 04/25/2035 ~	811	755
3.169% due 02/25/2036 ^~	3,000	2,718
3.191% due 01/25/2035 ~	183	172
3.212% due 01/25/2036 ^~	12,160	11,911
3.250% due 09/25/2034 ~	136	134
3.250% due 04/25/2035 ~	2,235	2,220
3.267% due 05/25/2036 ~	20,175	16,642
3.285% due 02/25/2036 ^~	3,347	2,975
3.292% due 08/25/2036 ^~	342	278
3.300% due 07/25/2035 ~	65,858	61,519
3.308% due 01/25/2035 ~	433	354
3.313% due 11/25/2035 ^~	12,698	10,694
3.345% due 06/25/2034 ~	1,197	1,206
3.349% due 04/25/2035 ~	1,815	1,800

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.385% due 10/25/2035 ~		$47,289	$46,647
3.392% due 11/25/2035 ^~		23,780	20,770
3.415% due 09/25/2047 ^~		36,325	29,977
3.429% due 01/25/2036 ~		56,022	54,164
3.436% due 02/25/2034 ~		238	246
3.452% due 09/25/2035 ~		9,892	8,834
3.467% due 09/25/2035 ^~		2,006	1,660
3.475% due 08/25/2034 ~		2,595	2,681
3.477% due 11/25/2036 ~		11,784	11,002
3.481% due 05/25/2035 ~		3,676	3,586
3.529% due 01/25/2047 ~		4,279	3,357
3.564% due 05/25/2035 ~		505	512
3.592% due 05/25/2036 ^~		13,940	10,494
3.603% due 05/25/2036 ~		23,793	18,127
3.608% due 04/25/2035 ~		1,159	1,127
3.684% due 05/25/2036 ^~		44	35
3.685% due 08/25/2036 ^~		5,376	4,230
3.688% due 09/25/2034 ~		134	132
3.806% due 09/25/2035 ^~		13,103	11,256
3.833% due 03/25/2036 ^~		16,394	14,185
4.937% due 07/25/2035 ^~		19,364	16,137
Bear Stearns Asset-Backed Securities Trust
1.467% (US0001M + 0.230%) due 04/25/2036 ~		20,282	21,458
1.537% (US0001M + 0.300%) due 02/25/2037 ~		25,248	19,541
2.337% (US0001M + 1.100%) due 10/25/2033 ~		161	159
5.500% due 06/25/2034		471	477
5.500% due 08/25/2035 ~		7,387	6,858
5.750% due 10/25/2033		361	374
6.000% due 10/25/2035		10,916	10,510
6.250% due 12/25/2036		18,623	18,395
Bear Stearns Commercial Mortgage Securities Trust
6.087% due 06/11/2050 ~		722	723
7.000% due 05/20/2030 ~		2,408	2,435
Bear Stearns Deutsche Bank Trust
1.053% due 09/15/2027 ~(a)		70,696	1,204
Bear Stearns Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 03/25/2037 ~		111,272	99,779
1.417% (US0001M + 0.180%) due 06/25/2037 ~		21,609	20,799
1.437% (US0001M + 0.200%) due 11/25/2036 ^~		44,184	40,915
1.437% (US0001M + 0.200%) due 09/25/2046 ~		29,417	26,498
1.447% (US0001M + 0.210%) due 06/25/2037 ~		119,066	107,341
1.457% (US0001M + 0.220%) due 08/25/2036 ~		24,962	23,837
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		16,428	14,611
3.435% due 12/26/2046 ~		295	260
7.000% due 07/25/2037 ~		39,056	29,173
Bella Vista Mortgage Trust
1.736% (LIBOR01M + 0.500%) due 05/20/2045 ~		383	283
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	37,914	44,796
Berica Residential MBS SRL
0.066% (EUR006M + 0.200%) due 03/31/2048 ~		19,062	22,464
Business Mortgage Finance PLC
0.051% (EUR003M + 0.380%) due 08/15/2040 ~		12,980	14,894
BXHTL Mortage Trust
2.465% (LIBOR01M + 1.230%) due 05/15/2029 ~		$835	837
4.464% (LIBOR01M + 3.229%) due 05/15/2029 ~		20,693	20,759
4.923% (LIBOR01M + 3.688%) due 05/15/2029 ~		42,000	42,548

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BXP Mortgage Trust
3.379% due 06/13/2039	$33,700	$34,401
CFCRE Commercial Mortgage Trust
1.326% due 04/15/2044 ~(a)	22,365	668
1.353% due 11/10/2049 ~(a)	164,033	13,359
Chase Mortgage Finance Trust
3.141% due 01/25/2036 ^~	1,050	982
3.167% due 12/25/2035 ^~	1,129	1,107
3.363% due 03/25/2037 ^~	7,679	7,659
3.466% due 07/25/2037 ~	9	9
3.580% due 02/25/2037 ~	172	168
3.597% due 09/25/2036 ^~	31	30
3.606% due 07/25/2037 ~	97	97
3.612% due 12/25/2037 ^~	1,104	1,053
5.500% due 11/25/2035	1,982	1,943
6.000% due 10/25/2036 ^	862	749
6.000% due 12/25/2036	166	143
6.000% due 02/25/2037 ^	2,325	1,896
6.000% due 03/25/2037 ^	1,259	1,121
6.000% due 05/25/2037 ^	16,377	13,757
6.000% due 05/25/2037	2,927	2,490
6.250% due 10/25/2036 ^	8,624	7,278
ChaseFlex Trust
1.517% (US0001M + 0.280%) due 05/25/2037 ~	40,993	38,863
1.537% (US0001M + 0.300%) due 07/25/2037 ~	21,955	20,763
1.577% (US0001M + 0.340%) due 08/25/2037 ~	12,638	12,331
4.331% due 08/25/2037 ^	1,630	1,542
4.622% due 09/25/2036 ~	9,655	9,317
6.300% due 06/25/2036 ~	17,184	15,024
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.417% (US0001M + 0.180%) due 05/25/2036 ~	385	367
1.467% (US0001M + 0.230%) due 05/25/2036 ~	754	715
1.517% (US0001M + 0.280%) due 01/25/2035 ~	1,194	1,111
1.537% (US0001M + 0.300%) due 08/25/2035 ~	117	115
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021	65	66
5.500% due 12/25/2021	16	16
5.500% due 06/25/2037	571	572
5.500% due 07/25/2037	1,210	1,191
5.750% due 06/25/2036	267	265
6.000% due 02/25/2036	19	19
6.000% due 08/25/2036	9,106	9,376
Citigroup Commercial Mortgage Trust
1.700% due 10/10/2049 ~(a)	348,711	34,248
1.977% due 09/10/2031 ~(a)	82,715	1,484
2.077% due 07/15/2032 ~	29,952	29,988
2.327% due 07/15/2029 ~	12,800	12,835
2.477% due 07/15/2032 ~	9,600	9,626
3.077% due 07/15/2032 ~	10,800	10,829
3.349% due 02/10/2049	40,000	40,889
3.368% due 02/10/2049	51,409	53,125
3.727% due 07/15/2032 ~	16,000	16,042
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	429	342
1.374% (US0001M + 0.140%) due 08/25/2036 ~	29,331	11,489
1.414% (US0001M + 0.180%) due 05/25/2037 ~	27,806	15,614
1.441% (US0001M + 0.210%) due 05/20/2047 ~	16,039	11,626
1.487% (US0001M + 0.250%) due 09/25/2036 ~	2,775	2,681
1.509% due 12/25/2035 ~	8,326	5,929
2.187% (US0001M + 0.950%) due 09/25/2037 ~	6,593	4,952

See Accompanying Notes	13

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.910% due 10/25/2046 ~		$4,366	$3,954
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~		960	921
3.157% due 09/25/2037 ~		4,386	4,269
3.194% due 11/25/2036 ~		7,180	5,376
3.409% due 06/25/2036 ^~		4,964	4,853
3.452% due 03/25/2037 ^~		2,540	2,293
3.469% due 03/25/2035 ~		8,164	7,069
3.518% due 11/25/2036 ^~		13,185	11,515
3.563% due 03/25/2036 ^~		8,236	8,147
3.584% due 07/25/2036 ^~		4,814	4,127
3.586% due 11/25/2036 ^~		774	696
3.601% due 10/25/2035 ^~		76	71
3.737% due 09/25/2037 ~		6,033	5,439
3.745% due 09/25/2037 ^~		2,749	2,254
3.833% due 10/25/2035 ^~		4,344	3,608
3.922% due 07/25/2036 ~		11,889	10,575
5.250% due 03/25/2037 ^		5,363	4,213
5.500% due 12/25/2035 ^		82	80
5.750% due 09/25/2021		8,472	8,513
5.750% due 04/25/2047 ^		6,481	5,370
6.000% due 12/25/2036 ~		39,607	39,830
6.000% due 05/25/2037		4,317	3,190
6.250% due 11/25/2037 ~		3,003	2,478
Citigroup Mortgage Loan Trust, Inc.
1.987% (US0001M + 0.750%) due 08/25/2035 ~		18,674	16,812
2.833% due 08/25/2035 ~		1,439	1,422
3.280% due 05/25/2035 ~		575	586
3.321% due 12/25/2035 ^~		434	327
3.375% due 02/25/2034 ~		40	38
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		137	138
3.450% due 08/25/2035 ~		1,364	1,368
3.573% due 03/25/2034 ~		724	729
6.000% due 05/25/2035		8,723	9,170
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.315% due 09/25/2035 ^~		919	765
CitiMortgage Alternative Loan Trust
4.213% (US0001M + 5.450%) due 02/25/2037 ^~(a)		3,956	654
5.500% due 11/25/2021		122	122
5.500% due 04/25/2022 ^		2,982	3,012
5.750% due 12/25/2036 ^		704	657
5.750% due 03/25/2037 ^		1,137	1,048
6.000% due 07/25/2036 ^		633	605
6.000% due 06/25/2037 ^		7,997	7,385
6.000% due 10/25/2037 ^		4,980	4,617
Clavis Securities PLC
0.000% due 12/15/2031 ♦	EUR	9,154	10,418
0.497% (BP0003M + 0.170%) due 12/15/2032 ~	GBP	1,136	1,476
CNL Commercial Mortgage Loan Trust
1.734% (LIBOR01M + 0.500%) due 05/15/2031 ~		$1,011	961
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,619
Commercial Mortgage Trust
0.224% due 04/10/2047 ~(a)		58,814	617
0.302% due 05/25/2019 ~(a)		890,587	2,656
0.377% due 07/10/2046 ~(a)		47,492	1,969
1.385% due 08/10/2047 ~(a)		257,129	14,290
1.630% due 10/10/2049 ~(a)		231,030	21,332
2.141% due 07/10/2046 ~(a)		5,317	229
2.837% (LIBOR01M + 1.600%) due 02/13/2032 ~		4,000	4,019
3.140% due 10/10/2036		13,000	13,021
3.546% due 06/10/2047		8,600	8,934
3.550% due 02/10/2049		22,000	22,861
Core Industrial Trust
3.040% due 02/10/2034		47,820	48,935
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,359	2,441
6.000% due 05/25/2036 ^		113	97
6.000% due 08/25/2037 ^~		3,039	2,410

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Countrywide Alternative Loan Trust
1.357% (US0001M + 0.120%) due 06/25/2036 ~	$2,325	$2,065
1.357% (US0001M + 0.120%) due 11/25/2036 ~	20,210	19,208
1.377% (US0001M + 0.140%) due 06/25/2037 ~	26,646	25,354
1.397% (US0001M + 0.160%) due 06/25/2036 ~	28,456	23,062
1.397% (US0001M + 0.160%) due 11/25/2036 ~	28,511	25,887
1.397% (US0001M + 0.160%) due 01/25/2037 ~	46,197	40,962
1.397% (US0001M + 0.160%) due 07/25/2046 ~	18,065	16,381
1.397% (US0001M + 0.160%) due 12/25/2046 ^~	5,433	5,379
1.397% (US0001M + 0.160%) due 09/25/2047 ~	43,530	42,292
1.407% (US0001M + 0.170%) due 11/25/2036 ~	16,083	15,306
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	13,086	12,595
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	26,487	22,212
1.417% (US0001M + 0.180%) due 11/25/2036 ~	18,592	17,552
1.417% (US0001M + 0.180%) due 05/25/2047 ~	13,218	12,785
1.426% (US0001M + 0.190%) due 03/20/2047 ~	42,002	36,116
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	58,498	52,069
1.427% (US0001M + 0.190%) due 10/25/2046 ~	5,246	5,025
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	65,573	56,301
1.436% (US0001M + 0.200%) due 07/20/2046 ^~	12,401	8,342
1.437% (US0001M + 0.200%) due 02/25/2036 ~	3,250	2,932
1.446% (US0001M + 0.210%) due 05/20/2046 ^~	42,422	36,184
1.446% (US0001M + 0.210%) due 09/20/2046 ~	7,006	5,331
1.447% (US0001M + 0.210%) due 05/25/2035 ~	1,391	1,316
1.447% (US0001M + 0.210%) due 07/25/2046 ~	10,944	10,572
1.447% (US0001M + 0.210%) due 04/25/2047 ~	25,176	22,724
1.457% (US0001M + 0.220%) due 05/25/2035 ~	5,512	4,868
1.457% (US0001M + 0.220%) due 09/25/2047 ~	30,823	27,531
1.487% (US0001M + 0.250%) due 12/25/2035 ~	13,101	11,001
1.497% (US0001M + 0.260%) due 07/25/2035 ~	565	559
1.497% (US0001M + 0.260%) due 08/25/2035 ~	16,466	11,124
1.507% (US0001M + 0.270%) due 02/25/2036 ~	2,196	1,944
1.517% (US0001M + 0.280%) due 12/25/2035 ~	545	521
1.517% (US0001M + 0.280%) due 02/25/2037 ~	26,937	24,761
1.527% (US0001M + 0.290%) due 11/25/2035 ~	3,953	3,596
1.527% (US0001M + 0.290%) due 02/25/2036 ^~	15,178	12,739
1.527% (US0001M + 0.290%) due 05/25/2036 ~	10,071	8,989
1.547% (US0001M + 0.310%) due 08/25/2035 ^~	1,964	1,677
1.547% (US0001M + 0.310%) due 10/25/2035 ~	104	96

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.547% (US0001M + 0.310%) due 11/25/2035 ~	$6,138	$5,636
1.556% (US0001M + 0.320%) due 11/20/2035 ~	12,619	10,763
1.566% (US0001M + 0.330%) due 11/20/2035 ~	49,882	46,925
1.567% (US0001M + 0.330%) due 09/25/2035 ~	5,847	5,402
1.567% (US0001M + 0.330%) due 10/25/2035 ~	2,837	2,398
1.587% (US0001M + 0.350%) due 09/25/2034 ~	429	393
1.587% (US0001M + 0.350%) due 09/25/2035 ~	426	408
1.587% (US0001M + 0.350%) due 12/25/2035 ^~	26,608	20,364
1.607% (US0001M + 0.370%) due 02/25/2037 ^~	587	259
1.637% (US0001M + 0.400%) due 08/25/2035 ~	1,852	1,353
1.637% (US0001M + 0.400%) due 06/25/2036 ^~	127	84
1.737% (US0001M + 0.500%) due 12/25/2035 ^~	3,592	2,626
1.737% (US0001M + 0.500%) due 04/25/2036 ~	10,441	6,457
1.787% (US0001M + 0.550%) due 11/25/2035 ~	6,490	4,786
1.889% (12MTA + 1.000%) due 12/25/2035 ~	13,723	12,907
1.989% (12MTA + 1.100%) due 08/25/2035 ^~	187	139
2.007% (US0001M + 0.770%) due 11/25/2035 ~	6,721	6,289
2.037% (US0001M + 0.800%) due 01/25/2036 ^~	3,685	3,180
2.199% (12MTA + 1.310%) due 07/20/2035 ~	6,934	6,864
2.237% (US0001M + 1.000%) due 08/25/2035 ^~	6,995	5,121
2.257% (US0001M + 1.020%) due 10/25/2034 ~	9,423	8,305
2.289% (12MTA + 1.400%) due 08/25/2035 ~	353	363
2.315% due 05/25/2035 ~	5,541	3,957
2.449% (12MTA + 1.560%) due 08/25/2035 ~	7,875	7,750
2.534% (12MTA + 1.645%) due 06/25/2035 ~	510	480
2.812% (US0001M + 1.575%) due 02/25/2035 ~	10,010	9,699
2.887% (US0001M + 1.650%) due 08/25/2034 ~	6,331	6,043
2.887% (US0001M + 1.650%) due 10/25/2034 ~	7,642	6,949
2.939% (12MTA + 2.050%) due 10/20/2035 ~	35,798	27,770
2.959% (12MTA + 2.070%) due 10/20/2035 ~	30,053	25,113
3.185% due 12/25/2035 ~	210	203
3.241% due 11/25/2035 ^~	591	536
3.259% due 12/25/2035 ^~	933	861
3.277% due 12/25/2034 ~	13,738	13,996
3.309% (US0012M + 1.700%) due 03/25/2047 ^~	11,519	10,340
3.344% due 08/25/2036 ~	1,207	1,208
3.441% due 06/25/2037 ~	203	178
3.469% due 08/25/2034 ^~	10,238	9,721
3.471% due 06/25/2047 ~	10,907	10,369
3.549% due 02/25/2037 ^~	2,036	1,982
3.649% due 12/25/2034 ~	8	8
3.713% (US0001M + 4.950%) due 11/25/2035 ~(a)	6,490	904
3.863% (US0001M + 5.100%) due 11/25/2035 ^~(a)	6,567	795

14	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.013% (US0001M + 5.250%) due 06/25/2036 ^~(a)	$15,501	$2,475
4.750% due 08/25/2018	580	373
4.956% due 07/25/2021 ^~	12	11
5.000% due 08/25/2035 ^	2,150	1,960
5.250% due 02/25/2021 ^	278	273
5.500% due 03/25/2035	5,000	4,787
5.500% due 05/25/2035	1,000	949
5.500% due 06/25/2035 ^	350	336
5.500% due 07/25/2035 ^	134	127
5.500% due 08/25/2035	8,918	8,335
5.500% due 09/25/2035	57,338	55,323
5.500% due 11/25/2035	6,033	5,807
5.500% due 11/25/2035 ^	12,462	11,858
5.500% due 12/25/2035 ^	7,298	6,231
5.500% due 01/25/2036	32,076	31,510
5.500% due 02/25/2036	64,495	57,514
5.500% due 02/25/2036 ^	1,031	924
5.750% due 05/25/2036	562	447
5.750% due 06/25/2036 ^	7,186	6,121
5.750% due 03/25/2037	7,691	6,595
5.750% due 07/25/2037 ^	1,723	1,565
5.750% due 04/25/2047 ^	3,788	3,372
6.000% due 02/25/2034	2	2
6.000% due 02/25/2035	40,489	39,636
6.000% due 02/25/2036	76,789	67,124
6.000% due 02/25/2036 ^	61	49
6.000% due 03/25/2036 ^	3,704	3,089
6.000% due 03/25/2036	14,506	12,098
6.000% due 04/25/2036 ^	18,643	15,645
6.000% due 05/25/2036	5,843	4,749
6.000% due 05/25/2036 ^	12,517	10,509
6.000% due 06/25/2036	14,752	13,201
6.000% due 07/25/2036	18,639	16,286
6.000% due 08/25/2036 ^	8,360	7,346
6.000% due 01/25/2037 ^	2,362	2,291
6.000% due 02/25/2037 ^	5,314	3,777
6.000% due 03/25/2037 ^	4,934	3,813
6.000% due 04/25/2037 ^	11,051	8,249
6.000% due 04/25/2037	2,543	2,235
6.000% due 05/25/2037 ^	18,651	14,104
6.000% due 06/25/2037 ^	842	717
6.000% due 08/25/2037 ^~	9,134	7,518
6.250% due 11/25/2036	6,250	5,148
6.250% due 12/25/2036 ^	4,798	3,505
6.250% due 11/25/2046 ^	3,465	2,950
6.500% due 05/25/2036 ^	4,515	3,566
6.500% due 06/25/2036 ^	1,419	1,147
6.500% due 08/25/2036 ^	3,843	2,662
6.500% due 09/25/2036 ^	6,615	5,644
6.500% due 09/25/2036	2,658	2,246
6.500% due 12/25/2036 ^	3,868	2,899
6.500% due 08/25/2037 ^	12,750	9,657
6.500% due 09/25/2037 ^	25,379	18,431
6.500% due 11/25/2037 ^	12,899	10,223
7.000% due 08/25/2034 ^	257	266
7.000% due 09/25/2036	32,314	19,058
7.250% due 08/25/2032	240	247
7.500% due 12/25/2034 ^	128	76
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	11,560	11,544
Countrywide Home Loan Mortgage Pass-Through Trust
1.437% (US0001M + 0.200%) due 04/25/2046 ~	658	613
1.507% (US0001M + 0.270%) due 04/25/2035 ~	5,379	5,274
1.577% (US0001M + 0.340%) due 03/25/2036 ~	26	7
1.587% (US0001M + 0.350%) due 02/25/2036 ^~	10	4
1.697% (US0001M + 0.460%) due 05/25/2035 ~	537	500
1.737% (US0001M + 0.500%) due 05/25/2036 ^~	4,256	2,982

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.777% (US0001M + 0.540%) due 03/25/2035 ~	$781	$753
1.817% (US0001M + 0.580%) due 02/25/2035 ~	134	123
1.817% (US0001M + 0.580%) due 04/25/2035 ~	9,301	8,872
1.837% (US0001M + 0.600%) due 03/25/2035 ~	1,745	1,616
1.837% (US0001M + 0.600%) due 05/25/2035 ~	14,612	13,722
1.877% (US0001M + 0.640%) due 03/25/2035 ~	32,873	29,663
1.897% (US0001M + 0.660%) due 02/25/2035 ~	1,154	1,060
1.917% (US0001M + 0.680%) due 02/25/2035 ~	1,703	1,659
1.977% (US0001M + 0.740%) due 02/25/2035 ~	12,753	12,371
1.997% (US0001M + 0.760%) due 09/25/2034 ~	251	244
2.459% due 02/25/2035 ~	11,178	9,476
2.459% due 04/25/2035 ~	1,032	864
2.541% due 03/25/2035 ^~	490	434
2.979% due 04/20/2036 ^~	899	710
3.035% due 09/25/2034 ^~	69	55
3.055% due 05/20/2036 ^~	6,201	4,782
3.135% due 07/25/2034 ~	227	228
3.148% due 06/20/2034 ~	739	743
3.165% due 09/25/2034 ~	542	527
3.171% due 05/20/2036 ^~	6,042	5,134
3.250% due 03/25/2037 ^~	401	366
3.251% due 05/20/2034 ~	116	112
3.251% due 06/20/2036 ~	12,981	10,571
3.267% due 05/20/2036 ^~	3,986	3,700
3.283% due 02/25/2034 ~	329	326
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	1,278	1,173
3.319% due 11/20/2035 ~	39,785	34,041
3.325% due 04/25/2035 ^~	251	231
3.330% due 08/20/2035 ^~	69	65
3.332% (US0012M + 1.750%) due 02/20/2036 ^~	23,115	18,873
3.342% due 09/20/2036 ^~	1,779	1,495
3.346% due 11/20/2034 ~	392	395
3.358% due 02/20/2035 ~	2,354	2,381
3.364% due 01/25/2036 ^~	3,364	3,078
3.364% due 01/25/2036 ~	10,744	9,832
3.391% due 09/25/2047 ^~	3,180	2,998
3.408% due 02/25/2047 ^~	12,330	11,180
3.450% due 10/20/2035 ~	7,061	6,343
3.450% due 10/20/2035 ^~	1,685	1,513
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	5,543	4,963
3.472% due 12/25/2033 ~	175	178
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	1,162	1,086
3.487% due 02/25/2034 ~	24	24
3.489% due 08/25/2034 ~	71	68
3.489% due 08/25/2034 ^~	19	18
3.495% due 05/20/2035 ~	2,703	2,647
3.498% due 11/20/2035 ~	3,423	2,734
3.512% due 09/20/2034 ~	283	265
3.526% due 12/19/2033 ~	28	28
3.533% due 10/25/2033 ~	165	166
3.549% due 04/25/2037 ~	4,737	4,669
3.552% due 09/25/2037 ^~	7,668	7,442
3.572% due 09/25/2033 ~	3,511	3,525
3.575% due 05/25/2034 ~	188	188
3.604% due 07/19/2033 ~	760	749
3.619% due 06/25/2047 ^~	17,275	15,412
3.666% due 03/25/2035 ~	853	846
3.695% due 11/19/2033 ~	13	14
3.751% due 05/19/2033 ~	140	139

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.822% due 06/25/2033 ~	$100	$100
5.250% due 12/25/2027 ^	1,285	1,240
5.250% due 07/25/2034	558	553
5.500% due 04/25/2035	66	65
5.500% due 08/25/2035 ^	4,646	4,279
5.500% due 08/25/2035	611	565
5.500% due 09/25/2035 ^	3,842	3,808
5.500% due 10/25/2035	187	184
5.500% due 10/25/2035 ^	554	540
5.500% due 11/25/2035 ^	659	590
5.500% due 01/25/2036	1,846	1,791
5.750% due 08/25/2034	430	429
5.750% due 02/25/2036 ^	1,076	929
5.750% due 02/25/2037 ^	482	431
5.750% due 03/25/2037 ^	4,710	4,126
5.750% due 05/25/2037 ^	746	666
5.750% due 07/25/2037 ^	4,769	4,479
5.850% due 05/25/2036 ^	4,831	4,189
6.000% due 12/25/2035 ^	35	32
6.000% due 02/25/2037 ^	12,726	11,087
6.000% due 03/25/2037 ^	8,229	7,311
6.000% due 04/25/2037 ^	618	551
6.000% due 05/25/2037 ^	5,735	4,747
6.000% due 07/25/2037 ^	3,971	3,537
6.000% due 07/25/2037	8,773	7,465
6.000% due 08/25/2037 ^	1,759	1,587
6.000% due 09/25/2037	4,145	3,851
6.000% due 10/25/2037 ^	256	245
6.000% due 01/25/2038 ^	13,134	11,158
6.250% due 09/25/2036 ^	4,603	3,952
6.250% due 10/25/2036 ^	180	158
6.500% due 11/25/2036 ^	18,526	15,709
6.500% due 05/25/2037 ^	394	339
6.500% due 10/25/2037 ^	32,286	28,900
6.500% due 11/25/2037 ^	6,538	5,571
6.500% due 12/25/2037	32,265	27,290
6.500% due 11/25/2047	20,819	18,914
Countrywide Home Loan Reperforming REMIC Trust
1.637% (US0001M + 0.400%) due 11/25/2034 ~	16,046	14,084
1.637% (US0001M + 0.400%) due 09/25/2035 ~	2,150	1,928
5.709% due 01/25/2034	30,544	30,748
Credit Suisse Commercial Mortgage Trust
1.484% due 02/27/2036 ~	167	165
4.791% due 05/27/2053 ~	95,486	98,362
Credit Suisse First Boston Mortgage Securities Corp.
0.441% due 05/15/2023 ~(a)	52,295	298
1.887% (US0001M + 0.650%) due 11/25/2031 ~	746	677
1.887% (US0001M + 0.650%) due 09/25/2035 ^~	6,558	5,326
2.387% (US0001M + 1.150%) due 11/25/2034 ~	11,992	10,716
3.407% due 04/25/2034 ~	31	32
5.250% due 09/25/2035 ^	1,298	1,193
5.750% due 04/22/2033	38	39
6.000% due 01/25/2036	4,322	3,857
6.000% due 05/17/2040	891	898
6.500% due 01/25/2036	558	370
7.000% due 01/25/2036 ^	5,297	2,192
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	61	61
3.577% due 10/25/2033 ~	77	77
5.500% due 10/25/2035 ^	363	329
5.500% due 10/25/2035	9,748	9,244
6.000% due 11/25/2035 ^	295	184
Credit Suisse Mortgage Capital Certificates
0.692% due 04/27/2037	19,313	12,027
1.454% (US0001M + 0.220%) due 05/27/2037 ~	15,832	11,799
1.524% (US0001M + 0.290%) due 07/27/2037 ~	1,165	1,026

See Accompanying Notes	15

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.732% (US0001M + 1.500%) due 09/27/2037 ~	$15,632	$15,749
3.194% due 11/26/2036 ~	7,319	5,417
3.278% due 04/26/2038 ~	14,653	14,595
3.492% due 04/26/2047 ~	13,398	8,033
3.523% due 05/26/2037 ~	6	6
3.584% due 08/27/2037 ~	25,152	21,659
3.596% due 09/26/2036 ~	4,499	4,199
4.000% due 08/27/2037 ~	41,449	40,355
6.000% due 04/26/2037 ~	20,746	19,882
6.000% due 05/27/2037	739	761
6.000% due 01/27/2047	317	318
6.049% due 02/27/2047	152,947	107,485
7.000% due 08/26/2036	5,792	5,400
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.737% (US0001M + 0.500%) due 07/25/2036 ~	24,196	15,840
5.000% due 04/25/2037	1,284	1,231
5.500% due 03/25/2037 ^	809	761
6.000% due 08/25/2036 ^	6,872	5,411
6.000% due 02/25/2037 ^	3,280	2,999
6.000% due 06/25/2037	2,864	1,620
6.250% due 08/25/2036 ^	1,513	1,281
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036	22,734	11,225
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	1,033
3.617% due 11/15/2048	18,000	18,899
DBUBS Mortgage Trust
0.747% due 11/10/2046 ~(a)	54,874	933
1.311% due 07/10/2044 ~(a)	102,185	3,020
Deutsche ALT-A Securities, Inc.
1.367% (US0001M + 0.130%) due 08/25/2047 ~	91,707	87,336
1.377% (LIBOR01M + 0.140%) due 07/25/2047 ~	18,914	17,997
1.387% (US0001M + 0.150%) due 03/25/2037 ^~	32,615	29,732
1.387% (US0001M + 0.150%) due 02/25/2047 ~	2,696	2,336
1.397% (US0001M + 0.160%) due 01/25/2047 ~	10,439	10,110
1.407% (US0001M + 0.170%) due 02/25/2037 ~	11,313	10,965
1.427% (US0001M + 0.190%) due 08/25/2036 ~	4,911	4,423
1.427% (US0001M + 0.190%) due 10/25/2036 ~	22,006	12,855
1.427% (US0001M + 0.190%) due 08/25/2047 ~	28,629	27,351
1.437% (US0001M + 0.200%) due 02/25/2047 ~	9,202	8,843
1.517% (US0001M + 0.280%) due 08/25/2036 ~	22,131	20,006
1.537% (US0001M + 0.300%) due 04/25/2037 ~	30,790	20,085
1.587% (US0001M + 0.350%) due 06/25/2037 ^~	70,482	51,879
1.659% (12MTA + 0.770%) due 04/25/2047 ~	26,502	24,724
1.987% (US0001M + 0.750%) due 10/25/2047 ~	56,116	49,654
2.587% (US0001M + 1.350%) due 11/25/2035 ~	9,370	10,189
3.612% due 10/25/2035 ~	762	713
5.000% due 10/25/2018	48	48
5.250% due 09/25/2035 ~	6,887	6,375
5.500% due 11/25/2035 ^~	158	161
5.500% due 12/25/2035 ^	3,679	3,312
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036 ~	4,601	4,338
5.530% due 02/25/2036 ~	7,909	7,456
5.584% due 06/25/2036 ~	16,955	15,651
5.650% due 10/25/2036 ~	26,256	24,890

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.869% due 10/25/2036 ^		$1,837	$1,744
5.886% due 10/25/2036 ^		290	275
5.900% due 10/25/2036 ~		11,375	10,799
6.100% due 10/25/2036		7,823	7,426
6.420% due 07/25/2036 ^~		8,443	7,221
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.375% due 06/25/2034 ~		22	21
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~		32	32
Downey Savings & Loan Association Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 04/19/2047 ^~		130	106
1.447% (US0001M + 0.210%) due 03/19/2045 ~		1,384	1,306
1.487% (US0001M + 0.250%) due 02/19/2045 ~		5,737	5,635
1.567% (US0001M + 0.330%) due 09/19/2045 ~		2,717	2,243
2.017% (US0001M + 0.780%) due 11/19/2044 ~		4,072	3,896
2.037% (US0001M + 0.800%) due 11/19/2044 ~		141	132
2.057% (US0001M + 0.820%) due 09/19/2044 ~		7,597	7,570
3.065% due 07/19/2044 ~		791	796
3.126% due 07/19/2044 ~		29	29
E-MAC NL BV
1.929% (EUR003M + 0.180%) due 07/25/2036 ~	EUR	591	677
EMF-UK PLC
1.276% (BP0003M + 0.980%) due 03/13/2046 ~	GBP	35,270	47,687
Eurosail PLC
0.000% due 09/10/2044 ♦	EUR	1,825	2,148
0.035% (EUR003M + 0.160%) due 03/13/2045 ~		1,388	1,623
0.447% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	7,727	10,230
0.462% (BP0003M + 0.160%) due 03/13/2045 ~		4,081	5,392
0.487% (BP0003M + 0.160%) due 12/15/2044 ~		869	1,150
0.702% (BP0003M + 0.400%) due 09/13/2045 ~		55,962	74,579
1.072% (BP0003M + 0.770%) due 09/13/2045 ~		48,249	61,301
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		7,936	10,411
First Horizon Alternative Mortgage Securities Trust
1.607% (US0001M + 0.370%) due 02/25/2037 ~		$299	182
1.987% (US0001M + 0.750%) due 04/25/2036 ^~		2,676	1,788
3.005% due 08/25/2035 ^~		2,489	2,257
3.072% due 12/25/2035 ~		4,198	3,867
3.133% due 08/25/2034 ~		721	717
3.164% due 01/25/2036 ^~		7,946	6,555
3.172% due 04/25/2036 ^~		3,391	3,135
3.189% due 09/25/2035 ^~		3,163	3,065
3.191% due 02/25/2035 ~		2,118	2,100
3.192% due 08/25/2035 ~		17	17
3.223% due 03/25/2035 ~		985	959
3.240% due 04/25/2035 ~		4,675	4,678
3.468% due 02/25/2036 ~		303	261
4.313% (US0001M + 5.550%) due 04/25/2037 ^~(a)		4,655	796
5.250% due 02/25/2021 ^		496	499
5.750% due 02/25/2036 ^		5,235	4,306
6.000% due 07/25/2036 ^		63	55
6.000% due 07/25/2036		3,377	2,931
6.000% due 08/25/2036 ^		7,324	6,205
6.000% due 11/25/2036		1,831	1,349

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.250% due 11/25/2036		$3,529	$2,678
6.250% due 08/25/2037 ^		164	130
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		199	170
First Horizon Mortgage Pass-Through Trust
3.000% due 10/25/2035 ~		335	283
3.048% due 01/25/2037 ^~		1,522	1,365
3.050% due 02/25/2035 ~		513	513
3.178% due 05/25/2036 ~		2,258	2,022
3.222% due 10/25/2034 ~		9	9
3.273% due 11/25/2037 ^~		170	162
3.291% due 10/25/2035 ^~		2,566	2,464
3.294% due 08/25/2035 ~		140	122
3.341% due 05/25/2037 ^~		5,108	4,453
3.599% due 10/25/2034 ~		229	229
5.250% due 05/25/2021 ^		247	175
5.500% due 04/25/2022		50	50
5.750% due 05/25/2037 ^		363	290
Fondo de Titulizacion de Activos UCI
0.871% (EUR003M + 1.200%) due 06/19/2035 ~	EUR	238	211
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036 ♦		1,558	1,777
Fremont Home Loan Trust
2.062% (US0001M + 0.825%) due 01/25/2034 ~		$2,774	2,746
GE Business Loan Trust
1.407% due 11/15/2034		5,065	4,908
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,411	9,838
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040 ~		1,499	1,533
GMAC Mortgage Corp. Loan Trust
3.540% due 11/19/2035 ^~		2,325	2,112
3.563% due 03/18/2035 ~		19	18
3.577% due 11/19/2035 ~		580	555
3.585% due 11/19/2035 ~		455	437
3.903% due 03/18/2035 ~		3,009	3,051
3.943% due 05/25/2035 ~		166	162
4.061% due 03/18/2035 ~		1,575	1,593
Great Hall Mortgages PLC
0.000% due 06/18/2038 ♦	EUR	398	464
0.000% (EUR003M + 0.130%) due 03/18/2039 ♦		5,577	6,486
1.451% (US0003M + 0.130%) due 06/18/2039 ~		$2,216	2,165
Grecale RMBS SRL
0.171% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	19,830	23,471
GreenPoint Mortgage Funding Trust
1.397% (US0001M + 0.160%) due 02/25/2037 ^~		$37,147	36,728
1.417% (US0001M + 0.180%) due 01/25/2037 ~		13,527	12,797
1.437% (US0001M + 0.200%) due 03/25/2047 ~		25,261	23,797
1.447% (US0001M + 0.210%) due 04/25/2036 ~		22,792	20,995
1.477% (US0001M + 0.240%) due 08/25/2045 ~		454	426
1.507% (US0001M + 0.270%) due 11/25/2045 ~		93	83
1.557% (US0001M + 0.320%) due 09/25/2046 ^~		4,510	3,003
1.754% (US0001M + 0.260%) due 10/25/2045 ~		830	822
1.854% (US0001M + 0.310%) due 10/25/2045 ~		5,431	4,932
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	37,042	37,813
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)		$179,000	3,308

16	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.120% due 05/10/2050	$2,700	$2,774
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	47,500	47,680
GS Mortgage Securities Trust
0.265% due 12/10/2043 ~(a)	35,931	229
0.301% due 12/10/2043 ~(a)	88,479	356
0.720% due 11/10/2049 ~(a)	170,234	6,520
0.836% due 03/10/2044 ~(a)	16,450	301
0.894% due 08/10/2046 ~(a)	118,963	3,586
1.521% due 08/10/2044 ~(a)	12,976	546
1.523% due 08/10/2043 ~(a)	131,379	4,168
2.147% due 01/10/2045 ~(a)	6,179	422
2.421% due 05/10/2045 ~(a)	61,557	4,097
3.278% due 10/10/2048	6,278	6,472
3.365% due 11/10/2047	7,545	7,851
3.801% due 01/10/2047	10,550	11,106
4.548% due 12/10/2043 ~	7,000	6,736
GSC Capital Corp. Mortgage Trust
1.437% (US0001M + 0.200%) due 02/25/2036 ~	13,431	13,041
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2035 ~	32,024	28,995
1.637% (US0001M + 0.400%) due 06/25/2034 ~	50,582	46,201
7.094% due 10/20/2032 ~	19,529	20,667
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~	989	720
7.500% due 10/25/2036 ~	1,342	965
GSMSC Resecuritization Trust
1.369% (US0001M + 0.135%) due 02/26/2037 ~	34,046	26,023
1.374% (US0001M + 0.140%) due 10/26/2036 ~	12,039	8,694
1.374% (LIBOR01M + 0.140%) due 04/26/2037 ~	56,017	24,745
1.404% (US0001M + 0.170%) due 08/26/2033 ~	4,877	4,779
GSR Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/25/2046 ~	46,801	30,477
1.687% (US0001M + 0.450%) due 07/25/2037 ^~	249	149
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	26	24
3.282% due 11/25/2035 ~	78	78
3.286% due 12/25/2034 ~	505	299
3.380% due 07/25/2035 ~	3,934	3,822
3.390% due 04/25/2036 ~	1,943	1,778
3.395% due 01/25/2036 ^~	7,593	7,627
3.407% due 11/25/2035 ~	64	63
3.441% due 08/25/2034 ~	2,029	1,997
3.487% due 03/25/2037 ^~	3,747	3,605
3.516% due 09/25/2035 ~	1,858	1,880
3.542% due 05/25/2035 ~	2,027	1,993
3.571% due 01/25/2035 ~	1,177	1,165
3.583% due 08/25/2034 ~	624	621
3.630% due 05/25/2035 ~	1,978	1,815
3.635% due 01/25/2036 ^~	149	145
3.636% due 04/25/2035 ~	92	93
3.641% due 10/25/2035 ^~	3,958	3,742
3.697% due 05/25/2035 ~	10,485	10,192
3.708% due 08/25/2034 ~	49	48
3.709% due 07/25/2035 ~	1,167	1,154
3.718% due 04/25/2035 ~	220	220
3.719% due 09/25/2034 ~	33	33
3.824% due 11/25/2035 ~	325	283
3.836% due 07/25/2035 ~	2,535	2,299
5.000% due 07/25/2036	569	554
5.500% due 03/25/2036 ^	2,609	2,560
5.500% due 03/25/2036	1,253	1,229
5.500% due 06/25/2036 ^	37	38
5.500% due 01/25/2037 ^	4,432	4,335
5.750% due 02/25/2036 ^	848	820
5.750% due 02/25/2037 ^	90	85
6.000% due 02/25/2021 ^	1,645	1,436
6.000% due 11/25/2035	392	325

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 02/25/2036 ^	$838	$718
6.000% due 06/25/2036 ^	2,145	2,132
6.000% due 09/25/2036 ^	2,165	1,716
6.000% due 01/25/2037 ^	125	120
6.250% due 10/25/2036 ^	37,442	36,963
6.500% due 09/25/2036 ^	2,023	1,673
6.500% due 10/25/2036 ^	1,223	1,111
HarborView Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 12/19/2036 ^~	178	161
1.417% (US0001M + 0.180%) due 11/19/2036 ~	10,518	10,238
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	248	169
1.421% (LIBOR01M + 0.190%) due 09/19/2037 ~	20,801	19,467
1.427% (US0001M + 0.190%) due 02/19/2046 ~	3,847	3,552
1.447% (US0001M + 0.210%) due 11/19/2036 ~	10,183	8,585
1.457% (US0001M + 0.220%) due 07/19/2047 ~	14,443	14,129
1.477% (US0001M + 0.240%) due 01/19/2036 ^~	1,098	807
1.477% (US0001M + 0.240%) due 12/19/2036 ^~	5,731	5,065
1.487% (US0001M + 0.250%) due 01/19/2036 ~	804	639
1.516% (US0001M + 0.280%) due 10/20/2045 ~	14,407	12,453
1.517% (US0001M + 0.280%) due 02/19/2036 ~	9,204	7,999
1.547% (US0001M + 0.310%) due 11/19/2035 ~	2,135	1,987
1.547% (US0001M + 0.310%) due 08/19/2045 ~	881	871
1.567% (US0001M + 0.330%) due 09/19/2035 ~	3,152	2,886
1.739% (12MTA + 0.850%) due 12/19/2036 ^~	15,309	14,804
1.817% (US0001M + 0.580%) due 07/19/2045 ~	84	68
1.877% (US0001M + 0.640%) due 01/19/2035 ~	366	342
1.937% (US0001M + 0.700%) due 01/19/2035 ~	3,100	2,635
1.997% (US0001M + 0.760%) due 01/19/2035 ^~	579	489
2.017% (US0001M + 0.780%) due 12/19/2034 ^~	8,113	7,101
2.037% (US0001M + 0.800%) due 11/19/2034 ~	395	372
2.037% (US0001M + 0.800%) due 12/19/2034 ^~	80	70
2.057% (US0001M + 0.820%) due 12/19/2034 ^~	30,654	26,863
2.097% (US0001M + 0.860%) due 11/19/2034 ~	30,511	26,784
2.237% (US0001M + 1.000%) due 10/25/2037 ~	34,221	33,894
2.362% (US0001M + 1.125%) due 06/19/2034 ~	48	46
2.557% (COF 11 + 1.850%) due 06/19/2045 ^~	5,754	3,905
3.185% due 11/19/2034 ~	89	89
3.391% due 08/19/2036 ^~	1,245	980
3.511% due 06/19/2036 ^~	619	452
3.573% due 07/19/2035 ~	2,713	2,418
3.653% due 08/19/2034 ~	1,702	1,741
3.676% due 12/19/2035 ^~	23	22
3.740% due 12/19/2035 ~	2,034	1,949
3.934% due 12/19/2035 ^~	3,864	3,329
3.945% due 06/19/2036 ~	211	155
Hilton USA Trust
0.614% due 11/05/2038 ~(a)	118,960	4,575
2.434% (LIBOR01M + 1.200%) due 07/15/2029 ~	5,100	5,116
2.828% due 11/05/2035	71,800	71,730

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hipocat FTA
0.026% (EUR003M + 0.170%) due 07/15/2036 ~	EUR	167	$195
HomeBanc Mortgage Trust
1.537% (US0001M + 0.300%) due 05/25/2037 ^~		$206	204
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		19,465	18,203
HSI Asset Loan Obligation Trust
3.396% due 01/25/2037 ^~		577	529
3.430% due 01/25/2037 ^~		2,903	2,527
3.745% due 09/25/2037 ^~		12,243	10,752
3.768% due 01/25/2037 ~		7,375	6,163
HSI Asset Securitization Corp. Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~		900	777
2.227% (US0001M + 0.990%) due 07/25/2035 ~		1,760	712
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	25,269
IM Pastor Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.140%) due 03/22/2044 ~	EUR	35,223	36,298
Impac CMB Trust
1.517% (US0001M + 0.280%) due 10/25/2035 ~		$13,429	12,462
1.757% (US0001M + 0.520%) due 04/25/2035 ~		5,065	4,974
1.877% (US0001M + 0.640%) due 09/25/2034 ~		323	321
1.877% (US0001M + 0.640%) due 03/25/2035 ~		14,591	14,265
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~		8,016	7,672
1.437% (US0001M + 0.200%) due 05/25/2036 ~		119	113
1.477% (US0001M + 0.240%) due 03/25/2037 ~		39,361	24,483
1.477% (US0001M + 0.240%) due 09/25/2037 ~		17,840	13,780
1.587% (US0001M + 0.350%) due 05/25/2036 ~		3,104	2,972
1.597% (US0001M + 0.360%) due 09/25/2037 ~		26,324	20,533
2.637% (US0001M + 1.400%) due 05/25/2036 ~		7,745	7,637
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~		17	17
IndyMac Mortgage Loan Trust
1.357% (US0001M + 0.120%) due 07/25/2036 ~		15,740	14,945
1.367% (US0001M + 0.130%) due 10/25/2036 ~		168	158
1.427% (US0001M + 0.190%) due 09/25/2046 ~		2,843	2,520

See Accompanying Notes	17

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.437% (US0001M + 0.200%) due 10/25/2036 ~	$2,881	$2,731
1.437% (US0001M + 0.200%) due 06/25/2046 ~	35,492	30,992
1.447% (US0001M + 0.210%) due 04/25/2046 ~	10,016	9,166
1.447% (US0001M + 0.210%) due 05/25/2046 ~	75,855	72,844
1.457% (US0001M + 0.220%) due 04/25/2046 ~	10,960	10,042
1.467% (US0001M + 0.230%) due 04/25/2035 ~	1,518	1,409
1.467% (US0001M + 0.230%) due 07/25/2046 ~	16,216	15,356
1.474% (LIBOR01M + 0.240%) due 06/25/2037 ~	2,870	2,822
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~	32,450	23,048
1.497% (US0001M + 0.260%) due 07/25/2035 ~	21,587	19,525
1.517% (US0001M + 0.280%) due 03/25/2035 ~	2,801	2,625
1.517% (US0001M + 0.280%) due 07/25/2035 ~	6,286	4,059
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	13,649	8,844
1.717% (US0001M + 0.480%) due 04/25/2035 ~	10,212	9,801
1.750% (US0006M + 1.750%) due 05/25/2037 ~	63,448	52,120
1.837% (US0001M + 0.600%) due 04/25/2034 ~	356	348
1.857% (US0001M + 0.620%) due 06/25/2034 ~	784	775
1.877% (US0001M + 0.640%) due 02/25/2035 ~	434	425
1.877% (US0001M + 0.640%) due 07/25/2045 ~	331	321
1.917% (US0001M + 0.680%) due 02/25/2035 ~	2,974	2,784
2.017% (US0001M + 0.780%) due 10/25/2036 ~	12,556	10,990
2.037% (US0001M + 0.800%) due 08/25/2034 ~	90	83
2.037% (US0001M + 0.800%) due 11/25/2034 ~	11	10
2.117% (US0001M + 0.880%) due 09/25/2034 ~	142	129
2.932% due 01/25/2036 ~	2,905	2,712
2.962% due 01/25/2035 ~	1,502	1,441
3.038% due 06/25/2037 ~	7,322	5,519
3.047% due 06/25/2037 ^~	25,091	23,244
3.131% due 06/25/2035 ^~	170	150
3.210% due 04/25/2035 ~	33	32
3.217% due 12/25/2035 ~	13,891	12,930
3.235% due 11/25/2035 ^~	5,137	4,516
3.245% due 01/25/2036 ~	322	321
3.260% due 07/25/2035 ~	9,463	8,110
3.276% due 08/25/2035 ~	495	445
3.281% due 01/25/2036 ^~	257	231
3.290% due 11/25/2035 ^~	14,255	11,698
3.295% due 03/25/2035 ~	58	58
3.301% due 08/25/2035 ~	7,967	7,286
3.314% due 07/25/2037 ~	29,721	25,378
3.324% due 09/25/2036 ~	7,197	6,080
3.325% due 06/25/2036 ~	1,238	1,225
3.329% due 09/25/2035 ^~	3,843	3,670
3.332% due 05/25/2036 ~	26,914	22,378
3.340% due 10/25/2035 ~	347	326
3.352% due 03/25/2035 ~	1,711	1,740
3.377% due 06/25/2036 ~	37,983	33,757
3.381% due 12/25/2035 ^~	2,173	1,936
3.408% due 05/25/2036 ^~	31,203	28,257
3.482% due 06/25/2036 ~	343	285
3.491% due 07/25/2036 ~	13,708	12,684
3.509% due 01/25/2037 ~	13,626	12,661
3.515% due 11/25/2035 ^~	917	875
3.540% due 02/25/2036 ~	5,721	5,209
3.556% due 08/25/2037 ~	114	101
3.565% due 05/25/2037 ~	33,621	23,433
3.586% due 03/25/2037 ^~	2,833	2,772
3.611% due 09/25/2036 ~	121	106
3.763% due 01/25/2037 ^~	268	268
3.921% due 09/25/2037 ~	15,959	12,265
6.000% due 06/25/2037	23,042	20,993
6.250% due 11/25/2037 ^	2,844	2,358
6.500% due 09/25/2037	134	114

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
JPMBB Commercial Mortgage Securities Trust
0.920% due 08/15/2046 ~(a)	$91,148	$2,204
JPMDB Commercial Mortgage Securities Trust
0.972% due 12/15/2049 ~(a)	194,193	11,651
JPMorgan Alternative Loan Trust
3.454% due 05/25/2036 ^~	1,798	1,468
5.500% due 02/25/2021 ^	59	59
6.000% due 12/25/2036	43,183	35,349
6.310% due 08/25/2036 ^	49,533	45,875
JPMorgan Chase Commercial Mortgage Securities Corp.
2.034% (LIBOR01M + 0.800%) due 06/15/2032 ~	44,400	44,464
2.234% (LIBOR01M + 1.000%) due 06/15/2032 ~	10,400	10,435
2.484% (LIBOR01M + 1.250%) due 06/15/2032 ~	7,800	7,813
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	40,036	40,132
3.334% (LIBOR01M + 2.100%) due 01/15/2033 ~	64,500	64,658
JPMorgan Chase Commercial Mortgage Securities Trust
0.429% due 09/12/2037 ~(a)	21,414	47
1.382% (LIBOR01M + 0.155%) due 05/15/2047 ~	11,063	11,035
1.481% due 04/15/2046 ~(a)	154,587	8,471
1.658% due 08/15/2049 ~(a)	174,110	16,591
1.756% due 05/15/2045 ~(a)	153,558	9,267
1.812% due 11/15/2043 ~(a)	101,419	4,025
2.577% (LIBOR01M + 1.350%) due 08/15/2033 ~	34,200	34,327
5.703% due 08/12/2037 ~	13,512	13,958
JPMorgan Commercial Mortgage-Backed Securities Trust
5.715% due 03/18/2051 ~	20	20
JPMorgan Mortgage Trust
2.990% due 02/25/2034 ~	9	9
3.063% due 10/25/2033 ~	103	102
3.172% due 11/25/2035 ~	446	433
3.224% due 06/25/2035 ~	693	696
3.264% due 04/25/2036 ^~	2,782	2,594
3.283% due 11/25/2035 ~	44	40
3.343% due 10/25/2036 ^~	2,703	2,672
3.350% due 05/25/2036 ^~	1,121	1,109
3.350% due 05/25/2036 ~	1,195	1,183
3.389% due 02/25/2036 ^~	5,264	4,989
3.393% due 01/25/2037 ^~	1,116	1,120
3.394% due 06/25/2037 ^~	10,177	9,149
3.399% due 10/25/2035 ^~	552	523
3.399% due 10/25/2036 ~	1,045	929
3.412% due 05/25/2036 ^~	26	22
3.418% due 08/25/2036 ^~	7,635	7,515
3.420% due 04/25/2036 ^~	18,787	18,722
3.420% due 04/25/2036 ~	1,366	1,387
3.477% due 06/25/2036 ^~	486	436
3.479% due 04/25/2037 ^~	14,913	14,580
3.499% due 04/25/2035 ~	156	156
3.499% due 06/25/2037 ^~	795	781
3.520% due 07/25/2035 ~	1,296	1,289
3.534% due 04/25/2037 ^~	1,694	1,656
3.558% due 10/25/2036 ^~	2,242	1,986
3.567% due 07/25/2035 ~	2,420	2,415
3.577% due 04/25/2035 ~	707	717
3.578% due 08/25/2036 ^~	1,659	1,541
3.579% due 10/25/2035 ~	343	347
3.583% due 08/25/2035 ~	38	38
3.601% due 08/25/2035 ^~	3,369	3,277
3.621% due 06/25/2035 ~	147	139
3.623% due 10/25/2035 ~	18	17
3.642% due 02/25/2035 ~	37	37
3.644% due 07/25/2035 ~	511	507
3.658% due 07/25/2035 ~	43	43
3.710% due 07/25/2035 ~	480	492
3.714% due 08/25/2035 ~	3,327	3,377
3.725% due 09/25/2035 ~	938	871
3.735% due 06/25/2036 ^~	3,342	3,191
5.000% due 06/25/2021 ^	320	305
5.000% due 03/25/2022 ^	84	84
5.500% due 01/25/2021 ^	79	78
5.500% due 03/25/2022 ^	44	45
5.500% due 09/25/2035	5,517	5,466
5.500% due 01/25/2036 ^	1,469	1,315

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 08/25/2037 ^		$4,820	$4,303
5.750% due 03/25/2037 ^		621	496
6.000% due 10/25/2034		6,893	7,082
6.000% due 07/25/2036 ^		5,589	5,075
6.000% due 06/25/2037 ^		20,489	17,576
6.000% due 08/25/2037 ^		156	140
6.500% due 09/25/2035		506	495
7.000% due 08/25/2037 ^		1,319	1,189
JPMorgan Re-REMIC
1.404% (US0001M) due 11/26/2036 ~		23,618	20,223
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 ♦	EUR	1,501	1,706
0.533% (BP0003M + 0.200%) due 06/17/2039 ~	GBP	4,320	5,534
0.575% (BP0003M + 0.280%) due 04/17/2044 ~		30,223	38,762
Lavender Trust
6.250% due 10/26/2036		$199	200
LB-UBS Commercial Mortgage Trust
0.455% due 02/15/2040 ~(a)		3,233	0
5.407% due 11/15/2038		25,547	19,580
5.562% due 02/15/2040 ~		59,014	42,250
Lehman Mortgage Trust
1.657% (US0001M + 0.420%) due 12/25/2036 ~		8,486	3,984
1.837% (US0001M + 0.600%) due 07/25/2036 ~		9,174	5,340
2.137% (US0001M + 0.900%) due 12/25/2035 ^~		1,992	1,693
5.289% due 01/25/2036 ^~		4,376	4,174
5.329% due 12/25/2035 ~		4,760	3,171
5.366% due 07/25/2037 ~		4,771	3,682
5.463% (US0001M + 6.700%) due 03/25/2037 ^~(a)		20,738	5,669
5.500% due 11/25/2035 ^		232	221
5.500% due 12/25/2035 ^		63	57
5.841% due 04/25/2036 ~		6,408	5,847
6.000% due 08/25/2037		6,662	6,555
6.500% due 09/25/2037 ^		8,315	6,792
Lehman XS Trust
1.337% (US0001M + 0.100%) due 05/25/2046 ^~		781	791
1.397% (LIBOR01M + 0.160%) due 03/25/2047 ^~		4,532	4,409
1.427% (US0001M + 0.190%) due 11/25/2046 ~		335	307
1.437% (US0001M + 0.200%) due 08/25/2046 ^~		27,108	23,086
1.437% (US0001M + 0.200%) due 11/25/2046 ^~		27,302	23,250
1.437% (LIBOR01M + 0.200%) due 07/25/2047 ^~		21,322	18,165
1.447% (US0001M + 0.210%) due 09/25/2046 ~		195	182
1.537% (US0001M + 0.300%) due 12/25/2035 ^~		21	15
5.110% due 07/25/2035 ^		1,347	1,270
Ludgate Funding PLC
0.464% (BP0003M + 0.160%) due 01/01/2061 ~	GBP	7,232	9,263
0.467% (BP0003M + 0.190%) due 12/01/2060 ~		6,074	7,823
0.904% (BP0003M + 0.600%) due 01/01/2061 ~		9,606	12,643

18	See Accompanying Notes

September 30, 2017
(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Luminent Mortgage Trust
1.437% (US0001M + 0.200%) due 02/25/2046 ~		$171	$140
1.437% (US0001M + 0.200%) due 10/25/2046 ~		286	278
Mansard Mortgages PLC
0.977% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	18,335	24,547
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	8,079	9,566
MASTR Adjustable Rate Mortgages Trust
1.477% (US0001M + 0.240%) due 05/25/2037 ~		$925	611
1.577% (LIBOR01M + 0.340%) due 05/25/2047 ^~		3,920	2,297
2.500% due 01/25/2034 ~		160	141
2.687% due 09/25/2034 ~		190	178
3.011% due 07/25/2035 ^~		3,036	2,740
3.098% due 09/25/2033 ~		862	848
3.145% due 05/25/2034 ~		333	338
3.240% due 07/25/2035 ^~		681	625
3.290% due 04/21/2034 ~		64	66
3.308% due 10/25/2032 ~		184	184
3.311% due 02/25/2036 ~		36	35
3.315% due 12/21/2034 ~		219	215
3.328% due 12/25/2033 ~		255	257
3.359% due 09/25/2035 ^~		1,283	1,011
3.433% due 12/25/2033 ~		565	564
3.433% due 07/25/2034 ~		1,177	1,134
3.441% due 11/21/2034 ~		813	838
3.482% due 01/25/2036 ~		18,297	18,027
3.511% due 10/25/2034 ~		598	567
3.524% due 11/25/2036 ~		128	108
3.573% due 06/25/2035 ~		209	197
MASTR Alternative Loan Trust
5.500% due 07/25/2034		3,701	3,778
5.500% due 08/25/2034		4,873	5,288
7.000% due 06/25/2034		35	37
MASTR Asset Securitization Trust
5.500% due 06/26/2034		59	58
5.750% due 02/25/2021		224	223
6.000% due 10/25/2022 ~		38	37
6.000% due 06/25/2036 ^		469	459
6.000% (US0001M + 6.000%) due 06/25/2036 ^~		3,722	3,619
MASTR Reperforming Loan Trust
1.587% (US0001M + 0.350%) due 05/25/2035 ~		2,638	2,250
1.597% (US0001M + 0.360%) due 07/25/2035 ~		30,303	25,205
4.450% due 05/25/2036 ~		281	250
MASTR Seasoned Securitization Trust
3.000% due 05/25/2032 ~		347	345
3.411% due 10/25/2032 ~		184	185
3.427% due 10/25/2032 ~		32	33
3.603% due 10/25/2032 ~		429	423
6.500% due 08/25/2032 ~		79	85
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038 ♦	EUR	2,968	3,482
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~		$359	360
1.974% (US0001M + 0.740%) due 09/15/2030 ~		614	609
Merrill Lynch Alternative Note Asset Trust
1.404% (LIBOR01M + 0.170%) due 02/25/2037 ~		5,185	5,092
1.437% (US0001M + 0.200%) due 03/25/2037 ~		6,557	3,260
1.537% (US0001M + 0.300%) due 03/25/2037 ~		314	158
3.849% due 06/25/2037 ^~		59,893	50,052

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~	$456	$439
1.505% (US0001M + 0.268%) due 08/25/2036 ~	29,249	28,621
1.697% (US0001M + 0.460%) due 04/25/2029 ~	1,752	1,698
1.697% (US0001M + 0.460%) due 03/25/2030 ~	211	205
1.874% (US0006M + 0.460%) due 07/25/2030 ~	2,928	2,874
1.897% (US0001M + 0.660%) due 06/25/2028 ~	16	15
1.897% (US0001M + 0.660%) due 11/25/2029 ~	2,212	2,142
1.917% (US0001M + 0.680%) due 04/25/2028 ~	25	24
1.991% (US0006M + 0.500%) due 03/25/2030 ~	426	412
2.049% (US0006M + 0.600%) due 01/25/2030 ~	45	44
2.129% (US0006M + 0.680%) due 01/25/2029 ~	602	585
2.171% (US0006M + 0.680%) due 10/25/2028 ~	124	124
2.191% (US0006M + 0.700%) due 11/25/2029 ~	137	137
2.237% (US0001M + 1.000%) due 10/25/2035 ~	6	6
2.790% due 01/25/2029 ~	52	52
2.885% due 01/25/2029 ~	4,842	4,685
2.973% due 02/25/2035 ~	3,175	3,242
3.066% due 05/25/2029 ~	152	151
3.089% due 09/25/2029 ~	391	391
3.107% due 02/25/2033 ~	69	67
3.120% due 05/25/2036 ~	1,157	1,158
3.135% due 04/25/2035 ~	123	121
3.136% due 12/25/2034 ~	664	661
3.188% due 05/25/2036 ^~	687	665
3.192% due 12/25/2034 ~	47	48
3.201% due 03/25/2036 ^~	3,876	3,005
3.222% due 05/25/2034 ~	185	182
3.250% due 09/25/2033 ~	18	18
3.251% due 02/25/2036 ~	8	9
3.341% due 02/25/2034 ~	165	166
3.369% due 05/25/2036 ~	228	229
3.459% due 12/25/2035 ^~	123	114
3.495% due 07/25/2035 ^~	870	758
3.559% due 07/25/2035 ^~	1,700	1,666
3.651% due 06/25/2037 ~	452	453
3.709% due 09/25/2035 ^~	111	101
Merrill Lynch Mortgage Trust
0.299% due 02/12/2051 ~(a)	63,894	17
0.674% due 08/12/2039 ~(a)	651	4
Merrill Lynch Mortgage-Backed Securities Trust
3.630% (H15T1Y + 2.400%) due 08/25/2036 ^~	16,405	16,107
3.632% due 06/25/2037 ^~	25	21
Morgan Stanley Bank of America Merrill Lynch Trust
1.342% due 02/15/2047 ~(a)	94,433	3,799
1.934% due 11/15/2045 ~(a)	89,422	5,582
3.040% due 04/15/2048	7,200	7,358
Morgan Stanley Capital Trust
0.501% due 11/12/2049 ~(a)	4,060	21
3.340% due 03/15/2049	11,000	11,367
Morgan Stanley Dean Witter Capital, Inc. Trust
6.559% due 09/15/2037 ~	2,103	2,119
Morgan Stanley Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 01/25/2036 ~	2,617	2,026
1.558% due 10/25/2034 ~	123	121
2.549% due 06/25/2037 ~	21,404	14,597
3.032% due 08/25/2034 ~	1,170	1,146
3.096% due 07/25/2034 ~	366	368
3.150% due 06/25/2036 ~	1,039	1,057
3.165% due 11/25/2037 ^~	4,903	4,453

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.170% due 10/25/2037 ^~		$3,224	$2,689
3.179% due 07/25/2035 ^~		287	270
3.187% due 07/25/2035 ~		558	536
3.255% due 05/25/2036 ^~		14,403	11,605
3.275% due 11/25/2035 ~		124	103
3.418% due 10/25/2034 ~		131	134
3.464% due 07/25/2034 ~		336	333
3.571% due 08/25/2034 ~		52	53
3.637% due 09/25/2035 ^~		125	107
3.946% due 12/25/2035 ~		760	682
5.500% due 11/25/2035 ^		116	114
5.750% due 09/25/2022 ^		10	9
6.000% due 08/25/2037 ^		556	479
6.406% due 09/25/2034 ~		1,481	1,634
6.513% due 08/25/2036 ^		8,204	4,340
Morgan Stanley Mortgage Re-REMIC Trust
3.389% due 02/26/2036 ~		5,218	5,216
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		17,729	16,333
6.285% due 08/26/2047 ~		19,969	17,410
Morgan Stanley Resecuritization Trust
1.157% (12MTA + 0.770%) due 04/26/2047 ~		39,227	17,974
1.580% (12MTA + 0.750%) due 06/26/2047 ~		37,636	32,697
1.790% (12MTA + 0.960%) due 06/26/2047 ~		700	542
3.257% due 04/26/2047 ~		7,740	4,539
Mortgage Equity Conversion Asset Trust
1.817% (T1Y + 0.500%) due 05/25/2042 +~		127,301	117,245
MortgageIT Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 06/25/2047 ~		30,769	29,093
MortgageIT Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		10,627	9,619
Mortgages PLC
0.666% (BP0003M + 0.380%) due 01/31/2037 ~	GBP	4,398	5,774
0.746% (BP0003M + 0.460%) due 10/31/2038 ~		1,340	1,765
Motel 6 Trust
2.154% due 08/15/2034 ~		$41,520	41,659
2.424% due 08/15/2034 ~		36,170	36,268
3.384% due 08/15/2034 ~		3,670	3,675
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	1,462
1.049% due 09/05/2047 ~(a)		53,100	4,201
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		819	803
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,945	3,018
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	716	838
0.455% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	2,786	3,586
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	3,892	4,321
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		6,512	7,197
1.327% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	20,660	26,588
1.577% (BP0003M + 1.250%) due 12/15/2050 ~		5,839	7,371
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.517% (US0001M + 0.280%) due 04/25/2037 ~		$209	172
3.378% due 10/25/2035 ~		857	847
3.605% due 02/25/2036 ^~		891	751
3.660% due 08/25/2034 ~		4,617	4,370
3.732% due 02/25/2036 ~		3,027	2,794
5.159% due 03/25/2035		16	17
5.500% due 05/25/2033		12	12

See Accompanying Notes	19

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 05/25/2033		$7	$8
6.215% due 08/25/2036 ^~		7,764	3,383
6.431% due 08/25/2036 ^~		3,312	1,443
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		237,970	175,223
2.026% due 10/26/2036 ~		5,240	3,462
3.414% due 08/26/2034 ~		1,406	1,414
6.000% due 07/26/2037		15,426	9,999
7.945% due 10/25/2036 ~		6,937	4,597
NovaStar Mortgage Funding Trust
1.424% (LIBOR01M + 0.380%) due 09/25/2046 ~		15,826	14,118
Paragon Mortgages PLC
0.535% (BP0003M + 0.240%) due 01/15/2039 ~	GBP	61,166	78,764
Preferred Residential Securities PLC
1.427% (BP0003M + 1.100%) due 12/15/2041 ~		753	957
Prime Mortgage Trust
7.000% due 07/25/2034		$484	460
Provident Funding Mortgage Loan Trust
1.817% (US0001M + 0.580%) due 05/25/2035 ~		2,373	2,315
3.291% due 04/25/2034 ~		81	82
3.446% due 05/25/2035 ~		415	418
3.613% due 10/25/2035 ~		158	157
RBSSP Resecuritization Trust
1.434% (US0001M + 0.200%) due 12/26/2036 ~		5,134	4,906
1.484% (US0001M + 0.250%) due 03/26/2037 ~		78,348	56,167
1.502% due 05/28/2047 ~		36,015	28,749
1.554% (US0001M + 0.320%) due 08/26/2045 ~		114	83
2.230% due 03/26/2036 ~		15,626	11,455
2.984% (US0001M + 1.750%) due 12/26/2037 ~		23,300	18,530
3.038% due 10/26/2036 ~		19,971	16,417
3.072% due 12/26/2036 ~		32,156	27,918
3.126% due 12/25/2035 ~		13,470	13,684
3.215% due 07/26/2045 ~		29,179	29,908
3.486% due 10/26/2035 ~		2,326	2,343
3.571% due 08/28/2047 ~		241,022	185,288
3.727% due 12/26/2036 ^~		9,161	7,188
Regal Trust
2.207% (COF 11 + 1.500%) due 09/29/2031 ~		187	181
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2047 ~		19,455	12,894
1.407% (US0001M + 0.170%) due 01/25/2037 ~		6,922	6,181
1.417% (US0001M + 0.180%) due 05/25/2036 ~		18,874	17,202
1.417% (US0001M + 0.180%) due 07/25/2036 ~		17,446	12,269
1.417% (US0001M + 0.180%) due 11/25/2036 ~		4,499	3,769
1.417% (US0001M + 0.180%) due 06/25/2046 ~		36,853	17,885
1.427% (US0001M + 0.190%) due 09/25/2036 ~		9,188	8,236
1.437% (US0001M + 0.200%) due 05/25/2047 ~		5,899	5,721
1.442% (US0001M + 0.205%) due 09/25/2046 ~		8,111	7,394
1.487% (US0001M + 0.250%) due 02/25/2036 ^~		16,790	13,560
1.497% (US0001M + 0.260%) due 12/25/2045 ~		29,748	23,075
1.507% (US0001M + 0.270%) due 05/25/2046 ^~		1,699	1,399
1.517% (US0001M + 0.280%) due 12/25/2045 ~		721	605

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.537% (US0001M + 0.300%) due 08/25/2035 ~	$6,820	$6,091
1.537% (US0001M + 0.300%) due 04/25/2037 ~	7,295	5,723
1.567% (US0001M + 0.330%) due 03/25/2037 ~	235	80
1.597% (US0001M + 0.360%) due 01/25/2037 ^~	1,468	1,116
1.637% (US0001M + 0.400%) due 06/25/2036 ~	418	304
1.837% (US0001M + 0.600%) due 08/25/2036 ~	10,996	7,764
1.889% (12MTA + 1.000%) due 01/25/2046 ^~	25,499	22,557
1.937% (US0001M + 0.700%) due 11/25/2035 ~	7,710	6,255
2.249% (12MTA + 1.360%) due 09/25/2045 ~	908	872
2.281% due 11/25/2037 ~	17,641	15,384
3.663% due 08/25/2035 ^~	741	500
3.877% due 07/25/2035 ~	12,751	10,926
4.025% due 07/25/2035 ~	7,050	5,900
4.175% due 12/26/2034 ^~	248	174
4.242% due 12/25/2035 ~	12,553	11,521
4.419% due 07/25/2035 ~	73	62
5.000% due 09/25/2019	40	40
5.500% due 01/25/2035	891	893
5.500% due 04/25/2035	9,660	9,507
5.500% due 08/25/2035 ^	55	52
5.750% due 12/25/2021 ^	235	227
6.000% due 10/25/2034	13,492	13,799
6.000% due 08/25/2035 ^	943	886
6.000% due 10/25/2035 ^	12,794	9,742
6.000% due 12/25/2035 ^	4,745	4,632
6.000% due 08/25/2036 ^	32,990	30,186
6.000% due 09/25/2036	5,718	5,118
6.000% due 01/25/2037	211	197
6.000% due 02/25/2037 ^	21,031	18,982
6.000% due 03/25/2037 ^	17,556	15,741
6.000% due 05/25/2037 ^	2,309	2,101
6.000% due 05/25/2037	16,144	14,687
6.000% due 06/25/2037 ^	33,168	30,361
6.500% due 08/25/2036	40,891	37,326
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	135	146
7.500% due 12/25/2031	59	59
7.500% due 05/25/2032	63	65
7.500% due 07/25/2032	651	561
Residential Asset Securitization Trust
1.587% (US0001M + 0.350%) due 06/25/2036 ~	8,093	3,174
1.937% (US0001M + 0.700%) due 07/25/2036 ~	8,980	7,505
4.750% due 02/25/2019	11	11
5.500% due 07/25/2035	1,547	1,435
5.500% due 09/25/2035 ^	32,542	31,067
6.000% due 11/25/2036 ^	7,889	5,316
6.000% due 01/25/2037 ^	4,548	3,185
6.000% due 03/25/2037 ^	9,273	6,690
6.000% due 04/25/2037	968	883
6.000% due 08/25/2037	892	754
6.250% due 11/25/2036	14,502	10,088
6.500% due 09/25/2036	4,617	3,301
6.500% due 04/25/2037 ^	22,827	13,384
Residential Funding Mortgage Securities, Inc. Trust
3.547% due 09/25/2035 ~	1,368	1,149
3.631% due 08/25/2035 ^~	4,112	3,332
4.490% due 09/25/2036 ^~	183	174
4.538% due 10/25/2037 ^~	13,854	11,702
4.554% due 04/25/2037 ~	2,972	2,799
4.918% due 07/27/2037 ^~	275	240
5.250% due 01/25/2036 ^	134	128
5.258% due 10/25/2037 ^~	13,015	10,716
5.500% due 03/25/2037 ^	5,792	5,435
6.000% due 04/25/2037 ^	5,379	5,016

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% (US0001M + 0.600%) due 04/25/2037 ^~		$282	$264
6.000% due 10/25/2037 ^		961	834
6.500% due 03/25/2032		60	62
Residential Mortgage Securities PLC
2.530% (BP0003M + 2.250%) due 02/14/2041 ~	GBP	2,075	2,853
ResLoC UK PLC
0.000% due 12/15/2043 ♦	EUR	7,955	9,040
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	559,112	752,197
RMAC PLC
0.000% due 06/12/2037 ♦	EUR	6,264	7,133
0.532% (BP0003M + 0.240%) due 06/12/2036 ~	GBP	40,185	52,319
0.652% (BP0003M + 0.360%) due 06/12/2043 ~		3,068	4,004
0.712% (BP0003M + 0.420%) due 12/12/2036 ~		2,398	3,149
0.736% (BP0003M + 0.450%) due 09/12/2035 ~		4,579	6,088
RMAC Securities PLC
0.000% due 06/12/2044 ♦	EUR	2,065	2,348
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	18,428	23,799
0.462% (BP0003M + 0.170%) due 06/12/2044 ~		9,547	12,324
1.460% (US0003M + 0.150%) due 06/12/2044 ~		$3,348	3,207
Sandwell Commercial Finance PLC
1.721% (BP0003M + 1.440%) due 05/11/2039 ~	GBP	873	1,168
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~		$105	100
1.856% (US0001M + 0.620%) due 08/20/2034 ~		987	962
1.896% (US0001M + 0.660%) due 06/20/2033 ~		560	564
1.996% (US0001M + 0.760%) due 10/20/2027 ~		6	5
1.996% (US0001M + 0.760%) due 04/20/2033 ~		127	122
2.036% (US0001M + 0.800%) due 10/20/2027 ~		75	74
2.058% (US0006M + 0.660%) due 11/20/2034 ~		320	318
2.257% (US0006M + 0.800%) due 04/20/2033 ~		782	782
3.305% due 02/20/2047 ~		462	416
3.350% due 07/20/2037 ^~		11,643	10,304
3.447% due 09/20/2046 ^~		6,017	4,820
3.543% due 07/20/2037 ~		1,831	1,599
3.559% due 09/20/2046 ^~		805	676
4.086% due 08/20/2047 ~		11,853	9,973
Southern Pacific Financing PLC
0.887% (BP0003M + 0.600%) due 12/10/2042 ~	GBP	480	598
Southern Pacific Securities PLC
0.777% (BP0003M + 0.490%) due 06/10/2043 ~		3,850	5,117
Structured Adjustable Rate Mortgage Loan Trust
1.537% (LIBOR01M + 0.300%) due 09/25/2034 ~		$368	345
2.387% (US0001M + 1.150%) due 12/25/2037 ^~		11,053	9,179
2.953% (US0006M + 1.500%) due 10/25/2037 ^~		7,009	6,051
2.962% due 12/25/2034 ~		63	61
3.187% due 11/25/2035 ^~		203	185
3.261% due 11/25/2035 ^~		1,548	1,443

20	See Accompanying Notes

September 30, 2017
 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.313% due 05/25/2036 ^~	$7,111	$6,013
3.315% due 05/25/2036 ^~	319	305
3.335% due 09/25/2034 ~	139	140
3.340% due 02/25/2036 ^~	6,492	5,821
3.342% due 05/25/2035 ~	41	34
3.352% due 12/25/2034 ~	2,061	2,044
3.355% due 06/25/2034 ~	226	236
3.389% due 10/25/2035 ^~	4,697	4,311
3.405% due 04/25/2035 ~	109	107
3.419% due 10/25/2034 ~	186	186
3.427% due 05/25/2035 ~	9,306	8,778
3.428% due 03/25/2035 ~	12,189	10,642
3.428% due 02/25/2037 ^~	191	193
3.436% due 11/25/2034 ~	388	390
3.440% due 01/25/2036 ^~	6,116	4,934
3.459% due 11/25/2034 ~	1,581	1,579
3.461% due 12/25/2035 ~	413	389
3.472% due 08/25/2034 ~	26	26
3.477% due 04/25/2034 ~	15	15
3.487% due 08/25/2035 ~	1,921	1,919
3.487% due 01/25/2037 ^~	8,142	6,973
3.498% due 03/25/2035 ~	1,451	1,436
3.536% due 09/25/2035 ~	6,140	5,529
3.543% due 11/25/2035 ~	534	480
3.549% due 09/25/2036 ^~	4,618	4,139
3.561% due 02/25/2036 ^~	8,889	6,846
3.565% due 07/25/2035 ^~	5,049	4,431
3.593% due 07/25/2037 ^~	56	50
3.596% due 09/25/2036 ^~	18,827	16,226
3.608% due 09/25/2036 ^~	20,587	16,329
3.699% due 03/25/2036 ^~	1,858	1,636
4.034% due 05/25/2036 ^~	9,885	8,590
Structured Asset Mortgage Investments Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ~	15,342	13,630
1.417% (US0001M + 0.180%) due 01/25/2037 ~	4,586	4,346
1.417% (US0001M + 0.180%) due 07/25/2046 ~	18,100	16,698
1.427% (US0001M + 0.190%) due 06/25/2036 ~	10,197	9,266
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	12,933	11,339
1.437% (US0001M + 0.200%) due 05/25/2036 ~	17,168	15,844
1.437% (US0001M + 0.200%) due 10/25/2036 ~	7,717	7,073
1.447% (US0001M + 0.210%) due 04/25/2036 ~	39,029	36,676
1.447% (US0001M + 0.210%) due 05/25/2036 ~	352	279
1.447% (US0001M + 0.210%) due 08/25/2036 ^~	17,481	15,926
1.447% (US0001M + 0.210%) due 05/25/2046 ~	242	202
1.447% (US0001M + 0.210%) due 09/25/2047 ^~	30,426	27,443
1.457% (US0001M + 0.220%) due 09/25/2047 ~	25,486	24,047
1.467% (US0001M + 0.230%) due 02/25/2036 ^~	68,893	65,503
1.467% (US0001M + 0.230%) due 02/25/2036 ~	12,658	11,569
1.467% (US0001M + 0.230%) due 07/25/2046 ^~	23	15
1.487% (US0001M + 0.250%) due 07/19/2035 ~	3,405	3,264
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	23,125	22,100
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	6,452	4,633
1.697% (US0001M + 0.460%) due 05/25/2045 ~	1,845	1,733
1.787% (US0001M + 0.550%) due 09/25/2047 ~	34,662	35,284
1.917% (US0001M + 0.680%) due 05/19/2035 ~	1,781	1,758
2.087% (US0001M + 0.850%) due 05/25/2047 ~	5,193	4,710
3.092% due 05/25/2047 ~	53,251	43,406
3.428% due 02/19/2035 ~	5	5
6.291% due 05/25/2045 ^~	166	144

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Securities Corp.
1.587% (US0001M + 0.350%) due 04/25/2035 ~		$430	$408
3.287% due 12/25/2033 ~		967	961
Structured Asset Securities Corp. Mortgage Loan Trust
1.837% (US0001M + 0.600%) due 10/25/2027 ~		455	450
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.266% due 03/25/2033 ~		194	194
3.336% due 01/25/2034 ~		254	256
3.361% due 09/25/2033 ~		398	402
3.363% due 11/25/2033 ~		140	141
3.388% due 07/25/2033 ~		497	500
3.542% due 11/25/2033 ~		423	420
5.431% due 07/25/2034 ~		11,314	11,543
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		4,173	4,269
5.750% due 08/25/2035		6,240	6,211
Suntrust Adjustable Rate Mortgage Loan Trust
3.547% due 02/25/2037 ^~		9,385	8,482
3.628% due 04/25/2037 ^~		2,928	2,485
TDA Mixto Fondo de Titulizacion de Activos
0.015% (EUR003M + 0.250%) due 06/22/2045 ~	EUR	565	663
0.021% (EUR003M + 0.270%) due 12/27/2030 ~		284	335
0.021% (EUR003M + 0.270%) due 09/30/2032 ~		17	21
0.025% (EUR003M + 0.260%) due 03/22/2035 ~		668	784
0.045% (EUR003M + 0.280%) due 03/22/2035 ~		527	619
3.171% (EUR003M + 3.500%) due 03/22/2036 ~		1,200	1,458
Terwin Mortgage Trust
1.517% (US0001M + 0.280%) due 10/25/2037 ~		$35,313	13,404
Theatre Hospitals PLC
3.295% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	65,199	85,742
Thornburg Mortgage Securities Trust
1.777% (US0001M + 0.540%) due 03/25/2044 ~		$202	192
2.775% due 12/25/2044 ~		57	56
2.943% due 10/25/2043 ~		421	414
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ~		16,548	15,714
Tibet CMBS SRL
4.150% (EUR003M + 4.150%) due 12/09/2026 ~	EUR	22,898	27,369
Towd Point Mortgage Funding PLC
1.482% due 02/20/2054	GBP	5,232	7,066
Trinity Square PLC
1.445% (BP0003M + 1.150%) due 07/15/2051 ~		24,084	32,669
UBS Commercial Mortgage Trust
2.269% due 05/10/2045 ~(a)		$159,440	12,255
UBS-Barclays Commercial Mortgage Trust
1.382% due 04/10/2046 ~(a)		82,159	4,142
Uropa Securities PLC
0.479% (EUR003M + 0.200%) due 10/10/2040 ~	EUR	10,600	12,044
0.497% (BP0003M + 0.200%) due 10/10/2040 ~	GBP	31,600	40,435

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Wachovia Mortgage Loan Trust LLC
3.254% due 05/20/2036 ~	$270	$266
3.454% due 10/20/2035 ~	1,709	1,522
3.495% due 10/20/2035 ^~	1,394	1,343
3.600% due 10/20/2035 ~	340	337
3.649% due 03/20/2037 ^~	86	78
3.781% due 08/20/2035 ^~	1,708	1,530
WaMu Mortgage Backed Pass-Through Certificates
2.406% due 12/19/2039 ~	142	141
WaMu Mortgage Pass-Through Certificates Trust
1.467% (US0001M + 0.230%) due 04/25/2045 ~	11,395	11,219
1.497% (US0001M + 0.260%) due 11/25/2045 ~	942	932
1.507% (US0001M + 0.270%) due 12/25/2045 ~	4,092	4,084
1.527% (US0001M + 0.290%) due 07/25/2045 ~	3,133	3,095
1.527% (US0001M + 0.290%) due 12/25/2045 ~	7,642	7,553
1.567% (US0001M + 0.330%) due 01/25/2045 ~	10,042	9,932
1.587% (US0001M + 0.350%) due 01/25/2045 ~	170	168
1.589% (12MTA + 0.700%) due 02/25/2047 ^~	35,169	31,363
1.619% (12MTA + 0.730%) due 01/25/2047 ~	2,203	2,145
1.627% (US0001M + 0.390%) due 10/25/2044 ~	2,407	2,389
1.629% (12MTA + 0.740%) due 01/25/2047 ^~	8,768	7,536
1.637% (US0001M + 0.400%) due 10/25/2044 ~	3,122	3,063
1.639% (12MTA + 0.750%) due 06/25/2047 ~	8,027	7,716
1.649% (12MTA + 0.760%) due 04/25/2047 ~	5,563	5,510
1.650% (12MTA + 0.820%) due 12/25/2046 ^~	20,546	18,687
1.677% (US0001M + 0.440%) due 07/25/2044 ~	11,966	11,830
1.729% (12MTA + 0.840%) due 11/25/2046 ~	19,577	16,992
1.769% (12MTA + 0.880%) due 10/25/2046 ^~	70,333	63,523
1.770% (12MTA + 0.940%) due 05/25/2046 ~	12,838	12,629
1.849% (12MTA + 0.960%) due 09/25/2046 ~	12,125	11,039
1.869% (12MTA + 0.980%) due 06/25/2046 ~	1,441	1,428
1.869% (12MTA + 0.980%) due 07/25/2046 ~	19,451	16,921
1.879% (12MTA + 0.990%) due 06/25/2046 ~	3,594	3,468
1.917% (US0001M + 0.680%) due 01/25/2045 ~	6,226	6,215
1.977% (US0001M + 0.740%) due 11/25/2034 ~	3,550	3,503
2.017% (US0001M + 0.780%) due 10/25/2045 ~	2,669	2,816
2.089% (12MTA + 1.200%) due 11/25/2042 ~	301	287
2.117% (US0001M + 0.880%) due 11/25/2034 ~	71	70
2.207% (COF 11 + 1.500%) due 07/25/2046 ~	13,189	12,949
2.289% (12MTA + 1.400%) due 08/25/2042 ~	162	157
2.505% due 01/25/2037 ^~	6,096	5,775
2.517% due 10/25/2036 ^~	2,124	1,967
2.606% due 01/25/2037 ^~	14,326	13,285
2.642% due 10/25/2036 ^~	509	475
2.754% due 11/25/2036 ^~	4,973	4,778
2.783% due 11/25/2036 ^~	1,689	1,636

See Accompanying Notes	21

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.822% due 02/25/2033 ~		$734	$729
2.825% due 01/25/2037 ^~		8,706	8,224
2.854% due 12/25/2036 ^~		111	97
2.880% due 05/25/2037 ^~		15,616	13,280
2.913% due 12/25/2035 ~		3,657	3,574
2.915% due 01/25/2036 ~		2,111	2,079
2.920% due 03/25/2037 ^~		43,749	40,832
2.923% due 01/25/2035 ~		3,365	3,451
2.941% due 03/25/2036 ~		5,501	5,279
2.986% due 09/25/2036 ~		13,533	12,290
3.010% due 06/25/2037 ^~		9,280	8,703
3.062% due 03/25/2035 ~		2,576	2,546
3.062% due 01/25/2036 ^~		564	548
3.071% due 12/25/2036 ^~		7,177	6,843
3.078% due 02/25/2037 ^~		21,390	20,481
3.084% due 06/25/2037 ^~		3,499	3,324
3.099% due 03/25/2037 ^~		20,449	19,227
3.106% due 04/25/2037 ^~		27,887	26,780
3.138% due 02/25/2037 ^~		30,215	28,026
3.162% due 10/25/2035 ~		6,048	6,095
3.185% due 07/25/2037 ^~		21,532	19,950
3.192% due 02/25/2037 ^~		4,882	4,667
3.193% due 02/25/2037 ^~		35,062	33,033
3.215% due 08/25/2046 ^~		141	133
3.231% due 08/25/2034 ~		1,307	1,327
3.231% due 01/25/2036 ~		6,499	6,054
3.236% due 05/25/2037 ^~		2,155	2,062
3.278% due 09/25/2035 ~		760	780
3.280% due 08/25/2036 ^~		26,966	26,162
3.321% due 07/25/2037 ^~		4,075	3,816
3.471% due 08/25/2035 ~		62	59
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	200	197,388
2.829% (BP0003M + 2.500%) due 09/21/2049 ~		50,900	66,642
Washington Mutual Mortgage Pass-Through Certificates Trust
1.427% (US0001M + 0.190%) due 07/25/2046 ~		$491	439
1.467% (US0001M + 0.230%) due 12/25/2036 ~		8,972	8,194
1.497% (US0001M + 0.260%) due 12/25/2035 ~		620	570
1.589% (12MTA + 0.700%) due 01/25/2047 ~		35,621	28,833
1.589% (12MTA + 0.700%) due 04/25/2047 ~		8,418	6,530
1.609% (12MTA + 0.720%) due 12/25/2046 ~		11,040	8,823
1.637% (US0001M + 0.400%) due 07/25/2035 ~		1,926	1,610
1.659% (12MTA + 0.770%) due 04/25/2047 ~		11,857	9,085
1.739% (12MTA + 0.850%) due 10/25/2046 ^~		22,923	20,260
1.809% (12MTA + 0.920%) due 09/25/2046 ~		30,264	22,873
1.829% (12MTA + 0.940%) due 04/25/2046 ~		49,383	44,740
1.837% (US0001M + 0.600%) due 03/25/2036 ^~		2,514	2,138
1.859% (12MTA + 0.970%) due 05/25/2046 ~		5,472	4,744
2.600% due 06/25/2033 ~		134	136
2.687% (US0001M + 1.450%) due 09/25/2035 ^~		1,755	1,436
4.333% due 09/25/2036 ^		38,237	20,246
4.530% due 10/25/2036		85	57
4.774% due 10/25/2036		8,066	4,367
5.500% due 06/25/2035		3,573	3,484
5.500% due 08/25/2035		112	109
5.500% due 11/25/2035 ^		814	716
5.750% due 11/25/2035 ^		1,185	1,106
6.000% due 11/25/2035		4,176	4,240
6.000% due 04/25/2036 ^		4,709	4,309

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 07/25/2036		$1,895	$896
6.000% due 04/25/2037		17,215	16,640
6.221% due 07/25/2036 ^		29,000	13,515
6.449% due 07/25/2036 ^		2,638	1,246
6.500% due 11/25/2035		1,354	1,106
6.500% due 03/25/2036		18,747	15,566
6.500% due 05/25/2036 ^		7,503	6,353
6.500% due 08/25/2036 ^		39,706	30,485
7.500% due 04/25/2033		25	27
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		1,420	1,409
Wells Fargo Commercial Mortgage Trust
1.478% due 11/15/2043 ~(a)		86,094	2,745
1.886% due 10/15/2049 ~(a)		323,928	35,751
3.324% due 01/15/2059		15,000	15,497
3.487% due 11/15/2048		5,000	5,214
Wells Fargo Mortgage Loan Trust
1.414% (US0001M + 0.180%) due 09/27/2047 ~		44,897	38,615
3.432% due 12/27/2046 ~		26,373	19,221
Wells Fargo Mortgage-Backed Securities Trust
1.537% (US0001M + 0.300%) due 04/25/2037 ^~		564	515
3.016% due 11/25/2034 ~		368	377
3.119% due 02/25/2035 ~		482	493
3.161% due 03/25/2035 ~		24,976	25,252
3.172% due 04/25/2036 ~		695	688
3.177% due 03/25/2036 ~		1,460	1,479
3.190% due 03/25/2036 ^~		966	933
3.254% due 03/25/2036 ^~		5,509	5,468
3.304% due 07/25/2036 ^~		38,754	37,812
3.327% due 12/25/2034 ~		61	63
3.329% due 03/25/2036 ~		113	113
3.332% due 05/25/2036 ^~		4,776	4,613
3.335% due 04/25/2035 ~		704	710
3.336% due 07/25/2034 ~		108	110
3.354% due 06/25/2034 ~		339	345
3.356% due 03/25/2035 ~		120	121
3.362% due 04/25/2036 ~		3,627	3,357
3.364% due 04/25/2037 ^~		495	474
3.368% due 06/25/2035 ~		178	182
3.377% due 06/26/2035 ~		1,517	1,523
3.386% due 07/25/2036 ^~		1,158	1,168
3.389% due 11/25/2037 ^~		115	110
3.410% due 04/25/2036 ^~		320	324
3.417% due 06/25/2035 ~		233	240
3.422% due 05/25/2035 ~		372	374
3.426% due 03/25/2035 ~		43	43
3.430% due 10/25/2034 ~		10	10
3.448% due 08/25/2033 ~		84	87
3.450% due 10/25/2035 ~		454	458
3.466% due 07/25/2034 ~		290	299
3.479% due 10/25/2036 ^~		1,931	1,890
3.480% due 08/25/2036 ^~		1,566	1,508
3.490% due 10/25/2034 ~		99	99
3.536% due 09/25/2034 ~		112	116
3.605% due 09/25/2034 ~		60	62
5.500% due 08/25/2035		39	40
5.500% due 11/25/2035		15,759	16,129
5.500% due 03/25/2036		557	546
5.500% due 04/25/2036		165	161
5.500% due 09/25/2037		361	362
5.750% due 03/25/2037 ^		1,690	1,670
6.000% due 06/25/2036 ^		1,031	1,012
6.000% due 07/25/2036 ^		144	146
6.000% due 08/25/2036 ^		1,231	1,219
6.000% due 09/25/2036 ^		92	88
6.000% due 11/25/2036 ^		346	346
6.000% due 04/25/2037 ^		206	207
6.000% due 06/25/2037 ^		2,382	2,402
6.000% due 07/25/2037 ^		3,296	3,312
6.000% due 08/25/2037		7	7
6.000% due 08/25/2037 ^		238	238
6.000% due 11/25/2037 ^		162	162
15.985% (US0001M + 19.388%) due 03/25/2036 ~		148	180
Wells Fargo-RBS Commercial Mortgage Trust
0.597% due 03/15/2047 ~(a)		83,202	2,302
1.519% due 03/15/2047 ~(a)		113,367	6,009
2.279% due 04/15/2045 ~(a)		72,691	5,217
Windermere CMBS Ltd.
0.118% (EUR003M + 0.450%) due 04/22/2018 ~	EUR	496	583

Total Non-Agency Mortgage-Backed Securities (Cost $13,096,144)			14,292,268

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 22.2%
Aames Mortgage Investment Trust
2.437% (US0001M + 1.200%) due 06/25/2035 ~	$10,800	$10,346
2.962% (US0001M + 1.725%) due 01/25/2035 ^~	344	345
AASET Trust
3.967% due 05/16/2042	10,903	10,984
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	18,284	18,604
Academic Loan Funding Trust
2.037% (US0001M + 0.800%) due 12/26/2044 ~	4,214	4,197
Accredited Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 02/25/2037 ~	25,211	20,745
1.710% (US0001M + 0.480%) due 09/25/2035 ~	7,220	6,923
1.837% (US0001M + 0.600%) due 04/25/2034 ~	947	916
1.837% (US0001M + 0.600%) due 07/25/2034 ~	8,057	7,683
1.942% (US0001M + 0.705%) due 04/25/2035 ~	2,495	2,507
5.210% due 01/25/2034	2,594	2,670
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	233	132
1.327% (US0001M + 0.090%) due 07/25/2036 ^~	1,805	654
1.357% (US0001M + 0.120%) due 12/25/2036 ~	11,574	6,179
1.367% (US0001M + 0.130%) due 12/25/2036 ~	150,827	100,115
1.377% (US0001M + 0.140%) due 07/25/2036 ~	60,720	45,894
1.377% (US0001M + 0.140%) due 12/25/2036 ~	24,512	15,859
1.387% (US0001M + 0.150%) due 04/25/2036 ~	24,798	24,392
1.387% (US0001M + 0.150%) due 07/25/2036 ~	44,667	20,677
1.427% (US0001M + 0.190%) due 02/25/2036 ~	52,269	48,210
1.477% (US0001M + 0.240%) due 07/25/2036 ~	14,903	7,570
1.507% (US0001M + 0.270%) due 08/25/2036 ~	14,237	11,726
1.537% (US0001M + 0.300%) due 12/25/2045 ~	13	13
1.857% (US0001M + 0.620%) due 02/25/2036 ^~	3,348	3,156
1.897% (US0001M + 0.660%) due 11/25/2035 ~	4,954	4,955
1.937% (US0001M + 0.700%) due 08/25/2045 ~	5,362	5,265
2.002% (US0001M + 0.765%) due 08/25/2035 ~	5,169	5,133
2.037% (US0001M + 0.800%) due 02/25/2034 ~	278	280
2.092% (US0001M + 0.855%) due 07/25/2035 ~	4,809	4,840
2.137% (US0001M + 0.900%) due 09/25/2033 ~	2,410	2,389
2.212% (US0001M + 0.975%) due 06/25/2034 ~	12,287	12,460
2.212% (US0001M + 0.975%) due 07/25/2035 ~	18,000	18,234
2.227% (US0001M + 0.990%) due 06/25/2035 ~	4,600	4,661
2.242% (US0001M + 1.005%) due 07/25/2035 ~	17,500	17,311
2.287% (US0001M + 1.050%) due 12/25/2033 ~	1,910	1,894
2.317% (US0001M + 1.080%) due 02/25/2035 ~	310	311
Aegis Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 01/25/2037 ~	11,727	9,154
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.287% (US0001M + 1.050%) due 01/25/2034 ~	588	550
AFC Home Equity Loan Trust
1.837% (LIBOR01M + 0.600%) due 09/27/2027 ~	142	140
1.884% (LIBOR01M + 0.650%) due 09/22/2028 ~	297	288
2.117% (LIBOR01M + 0.880%) due 02/25/2029 ~	421	376

22	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ALESCO Preferred Funding Ltd.
0.010% due 12/23/2034 (g)	$5,139	$3,772
1.608% (LIBOR03M + 0.280%) due 12/23/2037 ~	14,008	12,047
1.618% (LIBOR03M + 0.290%) due 07/23/2035 ~	27,140	25,647
1.624% (US0003M + 0.320%) due 07/15/2037 ~	25,489	21,665
1.648% (LIBOR03M + 0.320%) due 09/23/2037 ~	19,247	16,552
1.658% (LIBOR03M + 0.330%) due 12/23/2036 ~	39,518	32,404
1.668% (LIBOR03M + 0.340%) due 09/23/2036 ~	44,248	36,505
1.688% (LIBOR03M + 0.360%) due 06/23/2036 ~	28,440	24,316
1.704% (US0003M + 0.400%) due 07/15/2037 ~	27,000	18,630
1.728% (LIBOR03M + 0.400%) due 07/23/2035 ~	4,162	3,954
1.728% (LIBOR03M + 0.400%) due 09/23/2037 ~	2,255	1,533
1.778% (LIBOR03M + 0.450%) due 06/23/2036 ~	27,500	19,800
1.778% (LIBOR03M + 0.450%) due 12/23/2036 ~	7,500	5,475
1.798% (LIBOR03M + 0.470%) due 12/23/2035 ~	20,821	13,950
1.828% (LIBOR03M + 0.500%) due 09/23/2036 ~	12,000	8,400
1.848% (LIBOR03M + 0.520%) due 07/23/2035 ~	15,152	11,819
1.908% (US0003M + 0.750%) due 05/01/2034 ~	7,000	6,300
1.928% (LIBOR03M + 0.600%) due 03/23/2035 ~	5,000	3,500
1.978% (LIBOR03M + 0.650%) due 12/23/2034 ~	4,750	3,515
2.011% (LIBOR03M + 0.700%) due 07/30/2034 ~	7,000	5,635
2.012% due 01/30/2034	7,500	7,050
2.078% (US0003M + 0.750%) due 09/23/2038 ~	72,919	64,169
2.278% (US0003M + 0.950%) due 09/23/2038 ~	10,000	6,800
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	41,700	41,896
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	29,615	29,605
Ameriquest Mortgage Securities Trust
1.337% (US0001M + 0.100%) due 10/25/2036 ~	9,852	4,550
1.477% (US0001M + 0.240%) due 10/25/2036 ~	24,602	11,543
1.607% (US0001M + 0.370%) due 04/25/2036 ~	13,000	11,931
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.667% (US0001M + 0.430%) due 01/25/2036 ~	15,183	15,084
1.687% (US0001M + 0.450%) due 01/25/2036 ~	6,211	6,203
1.817% (US0001M + 0.580%) due 01/25/2036 ~	14,093	12,915
1.837% (US0001M + 0.600%) due 08/25/2035 ~	3,667	3,684
1.887% (US0001M + 0.650%) due 05/25/2035 ~	1,425	1,326
1.887% (US0001M + 0.650%) due 08/25/2035 ~	12,300	12,422
1.937% (US0001M + 0.700%) due 11/25/2033 ~	214	197
1.957% (US0001M + 0.720%) due 03/25/2035 ~	3,592	3,609

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.795%) due 03/25/2035 ~		$9,000	$9,055
2.152% (US0001M + 0.915%) due 01/25/2035 ~		1,189	1,189
2.227% (US0001M + 0.990%) due 11/25/2034 ~		22,705	23,033
2.257% (US0001M + 1.020%) due 08/25/2034 ~		16,732	16,563
2.257% (US0001M + 1.020%) due 10/25/2034 ~		3,800	3,846
2.272% (US0001M + 1.035%) due 12/25/2033 ~		409	411
2.387% (US0001M + 1.150%) due 08/25/2035 ~		14,800	10,738
2.407% (US0001M + 1.170%) due 03/25/2035 ~		1,500	1,264
2.962% (US0001M + 1.725%) due 05/25/2034 ~		11,176	11,001
4.118% due 07/25/2033		2,946	2,859
4.612% (US0001M + 3.375%) due 11/25/2032 ~		2,946	2,834
4.762% (US0001M + 3.525%) due 11/25/2032 ^~		20	1
5.140% due 10/25/2033		59	59
6.487% (US0001M + 5.250%) due 02/25/2033 ~		2,847	2,476
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		973	936
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~		65,365	65,477
Arbour CLO DAC
0.850% (EUR003M + 0.850%) due 07/15/2027 ~	EUR	95,200	112,787
Ares CLO Ltd.
2.494% (US0003M + 1.190%) due 04/17/2026 ~		$25,000	25,135
2.666% (US0003M + 1.350%) due 12/05/2025 ~		23,700	23,868
Argent Securities Trust
1.327% (US0001M + 0.090%) due 07/25/2036 ~		6,288	2,707
1.347% (US0001M + 0.110%) due 09/25/2036 ~		8,549	3,733
1.387% (US0001M + 0.150%) due 07/25/2036 ~		153,163	109,625
1.412% (US0001M + 0.175%) due 04/25/2036 ~		28,857	19,382
1.417% (US0001M + 0.180%) due 04/25/2036 ~		8,272	3,716
1.477% (US0001M + 0.240%) due 06/25/2036 ~		6,844	3,036
1.477% (US0001M + 0.240%) due 07/25/2036 ~		6,692	2,969
1.477% (US0001M + 0.240%) due 09/25/2036 ~		5,341	2,368
1.507% (US0001M + 0.270%) due 05/25/2036 ~		15,505	6,245
1.517% (US0001M + 0.280%) due 04/25/2036 ~		8,226	3,775
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.727% (US0001M + 0.490%) due 10/25/2035 ~		8,000	7,977
2.272% (US0001M + 1.035%) due 01/25/2034 ~		2,951	2,962
Asset-Backed Funding Certificates Trust
1.347% (US0001M + 0.110%) due 01/25/2037 ~		16,613	11,124
1.367% (US0001M + 0.130%) due 01/25/2037 ~		70,492	53,125
1.377% (US0001M + 0.140%) due 10/25/2036 ~		57,936	45,149

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.377% (US0001M + 0.140%) due 11/25/2036 ~		$9,438	$6,570
1.387% (US0001M + 0.150%) due 09/25/2036 ~		21,493	20,512
1.397% (US0001M + 0.160%) due 11/25/2036 ~		20,184	12,854
1.397% (US0001M + 0.160%) due 01/25/2037 ~		93,246	62,842
1.457% (US0001M + 0.220%) due 01/25/2037 ~		53,628	36,422
1.487% (US0001M + 0.250%) due 11/25/2036 ~		4,074	2,642
1.517% (US0001M + 0.280%) due 09/25/2036 ~		29,730	17,962
1.897% (US0001M + 0.660%) due 03/25/2035 ~		5,213	5,170
1.912% (US0001M + 0.675%) due 06/25/2035 ~		10,928	10,987
2.212% (US0001M + 0.975%) due 06/25/2035 ~		11,495	9,486
2.237% (US0001M + 1.000%) due 06/25/2037 ~		4,515	3,586
2.362% (US0001M + 1.125%) due 12/25/2032 ~		1,518	1,516
Asset-Backed Pass-Through Certificates
2.107% (US0001M + 0.870%) due 07/25/2034 ~		196	195
Asset-Backed Securities Corp. Home Equity Loan Trust
1.377% (US0001M + 0.140%) due 07/25/2036 ~		2,952	2,903
1.387% (US0001M + 0.150%) due 12/25/2036 ~		8,865	8,630
1.487% (US0001M + 0.250%) due 03/25/2036 ~		10,132	7,504
1.657% (US0001M + 0.420%) due 01/25/2036 ~		10,000	7,026
2.137% (US0001M + 0.900%) due 06/25/2035 ~		14,798	14,653
2.182% (US0001M + 0.945%) due 04/25/2035 ~		1,922	1,932
2.182% (US0001M + 0.945%) due 05/25/2035 ~		14,813	14,949
2.209% (US0001M + 0.975%) due 12/15/2033 ~		5,754	5,762
2.437% (US0001M + 1.200%) due 06/25/2034 ~		3,430	3,403
2.884% (US0001M + 1.650%) due 03/15/2032 ~		380	378
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~		5,181	5,698
Atlante Finance SRL
1.270% (EUR003M + 1.600%) due 07/28/2047 ~	EUR	2,168	2,487
B&M CLO Ltd.
2.704% (US0003M + 1.400%) due 04/16/2026 ~		$93,400	93,913
Babson CLO Ltd.
2.407% (US0003M + 1.100%) due 04/20/2025 ~		3,387	3,392
2.454% (US0003M + 1.150%) due 10/17/2026 ~		29,200	29,336
2.457% (US0003M + 1.150%) due 07/20/2025 ~		15,400	15,432
2.624% (US0003M + 1.320%) due 01/15/2026 ~		38,100	38,419
Babson Euro CLO BV
1.350% (EUR003M + 1.350%) due 10/25/2029 ~	EUR	9,990	11,826
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025 ~		$5,000	3,817
Bayview Financial Acquisition Trust
1.584% (LIBOR01M + 0.350%) due 05/28/2037 ~		8,444	6,275

See Accompanying Notes	23

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bayview Financial Asset Trust
1.687% (LIBOR01M + 0.450%) due 03/25/2037 ~	$8,991	$8,308
2.037% (LIBOR01M + 0.800%) due 03/25/2037 +~	4,672	4,310
2.137% (LIBOR01M + 0.900%) due 03/25/2037 +~	4,888	4,448
2.387% (LIBOR01M + 1.150%) due 03/25/2037 +~	2,656	2,404
2.737% (LIBOR01M + 1.500%) due 03/25/2037 +~	2,460	2,214
Bayview Financial Mortgage Pass-Through Trust
1.814% (US0001M + 0.580%) due 04/28/2036 ~	4,574	4,186
Bayview Financial Revolving Asset Trust
2.164% (LIBOR01M + 0.930%) due 12/28/2040 ~	5,261	4,791
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 04/25/2031 ~	6,823	7,351
1.377% (US0001M + 0.140%) due 10/25/2036 ~	4,500	4,436
1.377% (US0001M + 0.140%) due 04/25/2037 ~	12,473	12,382
1.387% (US0001M + 0.150%) due 06/25/2036 ~	18,645	18,212
1.387% (US0001M + 0.150%) due 11/25/2036 ~	4,019	3,904
1.407% (US0001M + 0.170%) due 05/25/2036 ^~	4,527	4,747
1.407% (US0001M + 0.170%) due 10/25/2036 ~	7,015	6,794
1.407% (US0001M + 0.170%) due 12/25/2036 ^~	11,147	10,404
1.417% (US0001M + 0.180%) due 06/25/2047 ~	9,544	9,472
1.427% (US0001M + 0.190%) due 05/25/2037 ~	4,748	4,978
1.456% (US0001M + 0.500%) due 09/25/2034 ~	162	156
1.457% (US0001M + 0.220%) due 06/25/2047 ~	24,343	24,204
1.477% (US0001M + 0.240%) due 06/25/2047 ~	13,400	12,749
1.507% (US0001M + 0.270%) due 05/25/2036 ~	8,701	6,777
1.517% (US0001M + 0.280%) due 04/25/2036 ~	7,925	7,949
1.537% (US0001M + 0.300%) due 06/25/2036 ~	7,200	6,007
1.557% (US0001M + 0.320%) due 08/25/2036 ~	131	131
1.557% (US0001M + 0.320%) due 01/25/2047 ~	1,842	1,813
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	14,291	10,823
1.617% (US0001M + 0.380%) due 04/25/2036 ~	9,019	9,071
1.617% (US0001M + 0.380%) due 01/25/2037 ~	7,766	6,479
1.637% (US0001M + 0.400%) due 08/25/2036 ~	6,607	6,534
1.637% (US0001M + 0.400%) due 09/25/2046 ~	7,173	6,882
1.657% (US0001M + 0.420%) due 12/25/2035 ~	7,324	7,321
1.667% (US0001M + 0.430%) due 12/25/2035 ~	6,836	6,395
1.677% (US0001M + 0.440%) due 12/25/2035 ^~	3,100	2,854
1.687% (US0001M + 0.450%) due 12/25/2035 ~	10,821	8,792
1.687% (US0001M + 0.450%) due 08/25/2036 ~	10,708	9,793
1.687% (US0001M + 0.450%) due 01/25/2047 ~	23,349	21,620
1.727% (US0001M + 0.490%) due 07/25/2035 ~	58	57
1.727% (US0001M + 0.490%) due 06/25/2036 ~	1,076	1,063
1.757% (US0001M + 0.520%) due 12/25/2035 ~	22,915	20,696

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.887% (US0001M + 0.650%) due 08/25/2035 ~		$6,148	$6,203
1.897% (US0001M + 0.660%) due 10/25/2032 ~		22	22
1.909% (US0001M + 0.450%) due 11/25/2035 ^~		8,469	8,508
1.917% (US0001M + 0.680%) due 10/25/2035 ~		30,181	29,331
1.937% (US0001M + 0.700%) due 11/25/2035 ^~		40,068	40,817
1.939% (12MTA + 1.050%) due 07/25/2036 ~		1,161	1,011
1.957% (US0001M + 0.720%) due 07/25/2035 ~		8,497	8,615
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~		84	81
2.107% (US0001M + 0.870%) due 02/25/2036 ~		5,785	4,865
2.187% (US0001M + 0.950%) due 10/25/2037 ~		16,734	14,244
2.212% (US0001M + 0.975%) due 02/25/2034 ~		1,013	970
2.237% (US0001M + 1.000%) due 10/25/2037 ~		30,945	27,930
2.237% (US0001M + 1.000%) due 11/25/2042 ~		1,244	1,242
2.242% (US0001M + 1.005%) due 06/25/2035 ~		22,142	22,201
2.317% (US0001M + 1.080%) due 06/25/2035 ~		7,500	7,189
2.362% (US0001M + 1.125%) due 02/25/2035 ~		2,881	2,900
2.587% (US0001M + 1.350%) due 01/25/2036 ~		4,485	4,043
2.737% (US0001M + 1.500%) due 04/25/2036 ~		8,942	7,624
2.767% due 10/25/2036 ~		144	123
2.987% (US0001M + 1.750%) due 09/25/2035 ~		14,750	14,084
3.112% (US0001M + 1.875%) due 08/25/2034 ~		1,106	1,088
5.500% due 08/25/2036		2,452	2,456
6.000% due 08/25/2036		7,065	5,874
6.500% due 08/25/2036 ^		3,844	2,410
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~		32,411	32,413
2.571% (US0003M + 1.260%) due 04/30/2026 ~		45,000	45,228
2.634% (US0003M + 1.330%) due 04/13/2027 ~		43,200	43,609
BNC Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 03/25/2037 ~		1,439	1,441
1.337% (US0001M + 0.100%) due 05/25/2037 ~		629	630
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~		1,379	1,422
6.530% due 10/15/2028 ~		1,809	1,882
6.805% due 12/15/2030 ~		807	826
6.975% due 12/15/2029 ~		8,935	3,801
7.180% due 12/15/2029 ~		22,671	9,911
7.575% due 06/15/2030 ~		16,139	7,042
7.935% due 12/15/2030 ~		10,000	10,469
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	11,010	13,030
Buckingham CDO Ltd.
1.481% (LIBOR01M + 0.250%) due 04/05/2041 ~		$693,675	114,803
1.481% (LIBOR01M + 0.250%) due 09/05/2051 ~		1,005,810	97,913
Camber PLC
1.512% (LIBOR03M + 0.200%) due 11/09/2053 ~		183,696	11,665
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,197
0.749% (EUR003M + 1.080%) due 04/15/2027 ~		71,000	84,020
Carrington Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ^~		$93,652	86,501
1.457% (US0001M + 0.220%) due 01/25/2037 ~		17,797	13,132

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.487% (US0001M + 0.250%) due 10/25/2036 ~		$9,426	$6,458
1.497% (US0001M + 0.260%) due 02/25/2037 ~		14,000	12,481
1.657% (US0001M + 0.420%) due 02/25/2037 ~		8,317	6,259
Catamaran CLO Ltd.
2.515% (US0003M + 1.190%) due 12/20/2023 ~		33,307	33,479
CDC Mortgage Capital Trust
2.152% (US0001M + 0.915%) due 11/25/2034 ~		137	134
CELF Loan Partners PLC
0.132% (EUR006M + 0.380%) due 11/01/2023 ~	EUR	2,185	2,583
Cent CLO Ltd.
2.611% (US0003M + 1.300%) due 01/30/2025 ~		$7,744	7,752
2.641% (US0003M + 1.330%) due 10/29/2025 ~		12,400	12,423
2.722% (US0003M + 1.410%) due 11/07/2026 ~		75,800	76,473
Centex Home Equity Loan Trust
1.557% (US0001M + 0.320%) due 06/25/2036 ~		31,200	27,459
1.857% (US0001M + 0.620%) due 09/25/2034 ~		844	847
5.210% due 11/25/2028		347	351
Chase Funding Trust
1.737% (US0001M + 0.500%) due 05/25/2032 ~		116	110
1.837% (US0001M + 0.600%) due 07/25/2033 ~		9	9
CHEC Loan Trust
1.877% (US0001M + 0.640%) due 06/25/2034 ~		427	415
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/2020		7,844	7,839
CIFC Funding Ltd.
2.247% (US0001M + 1.020%) due 10/24/2025 ~		45,950	46,043
2.511% (US0003M + 1.200%) due 01/29/2025 ~		15,576	15,604
2.517% (US0003M + 1.200%) due 05/24/2026 ~		23,400	23,546
2.668% (US0003M + 1.350%) due 12/05/2024 ~		38,936	39,040
2.684% (US0003M + 1.380%) due 10/17/2026 ~		94,000	94,558
CIT Group Home Equity Loan Trust
2.210% (LIBOR01M + 0.975%) due 12/25/2031 ~		199	192
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		87,856	88,514
2.687% (LIBOR01M + 1.450%) due 10/25/2037 ^~		722	728
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~		1,805	1,452
1.317% (US0001M + 0.080%) due 01/25/2037 ~		19,611	13,035

24	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.337% (US0001M + 0.100%) due 12/25/2036 ~	$5,232	$3,503
1.377% (US0001M + 0.140%) due 12/25/2036 ~	3,541	3,519
1.397% (US0001M + 0.160%) due 09/25/2036 ~	8,263	6,852
1.397% (US0001M + 0.160%) due 12/25/2036 ~	10,615	7,186
1.407% (US0001M + 0.170%) due 05/25/2037 ~	18,846	16,538
1.417% (US0001M + 0.180%) due 01/25/2037 ~	117,156	78,913
1.427% (US0001M + 0.190%) due 05/25/2037 ~	51,815	39,263
1.447% (US0001M + 0.210%) due 12/25/2036 ~	8,241	7,675
1.487% (US0001M + 0.250%) due 12/25/2036 ~	14,644	10,913
1.487% (US0001M + 0.250%) due 01/25/2037 ~	38,140	25,927
1.507% (US0001M + 0.270%) due 05/25/2037 ~	25,635	20,905
1.687% (US0001M + 0.450%) due 03/25/2037 ~	21,391	19,707
1.707% (US0001M + 0.470%) due 01/25/2036 ~	7,204	6,905
1.837% (US0001M + 0.600%) due 12/25/2035 ~	29,842	25,544
4.612% due 10/25/2037	36,969	38,531
Citigroup Mortgage Loan Trust, Inc.
1.477% (US0001M + 0.240%) due 10/25/2036 ~	4,820	4,828
1.497% (US0001M + 0.260%) due 03/25/2036 ~	7,195	6,174
1.497% (US0001M + 0.260%) due 03/25/2037 ~	41,324	34,890
1.517% (US0001M + 0.280%) due 11/25/2036 ~	20,842	20,592
1.527% (US0001M + 0.290%) due 10/25/2036 ~	3,000	2,987
1.537% (US0001M + 0.300%) due 10/25/2036 ~	15,436	14,850
1.647% (US0001M + 0.410%) due 10/25/2035 ~	19,248	19,288
1.957% (US0001M + 0.720%) due 09/25/2035 ^~	9,054	9,111
2.287% (US0001M + 1.050%) due 02/25/2035 ~	1,164	1,102
5.249% due 08/25/2035	79	80
Colony American Finance Ltd.
2.554% due 11/15/2048	22,684	22,246
Conseco Finance Corp.
6.280% due 09/01/2030	24,268	25,605
6.320% due 07/01/2030	12,454	13,152
6.440% due 12/01/2030	14,330	15,268
6.540% due 04/01/2029	7,635	8,082
6.660% due 06/01/2030 ~	3,109	3,306
6.760% due 03/01/2030 ~	2,050	2,194
6.810% due 12/01/2028 ~	645	673
7.220% due 03/15/2028 ~	6,566	6,974
7.240% due 11/15/2028 ~	8,598	9,145
7.860% due 03/01/2030 ~	16,518	14,156
Conseco Finance Securitizations Corp.
3.287% (US0001M + 2.050%) due 12/01/2033 ~	14,738	14,380
6.910% due 05/01/2033	44,444	49,386
7.360% due 06/01/2030 ~	72,989	51,710
7.360% due 08/01/2032 ~	3,705	3,887
7.424% due 03/01/2033 ~	15,994	17,626
7.490% due 07/01/2031	39,582	43,293
7.770% due 09/01/2031	16,459	18,080
7.954% due 12/01/2033 ~	6,570	7,204
7.960% due 05/01/2031	24,349	16,607
7.970% due 05/01/2032	7,276	3,896
8.060% due 09/01/2029 ~	7,468	4,278
8.200% due 05/01/2031	33,899	23,714
8.260% due 12/01/2030 ~	82,881	55,193
8.310% due 05/01/2032 ~	41,393	23,077
8.850% due 12/01/2030 ~	1,873	1,073

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Coronado CDO Ltd.
1.836% (US0003M + 0.520%) due 09/04/2038 ~	$11,593	$11,188
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 05/25/2035 ~	56,458	51,375
1.377% (US0001M + 0.140%) due 03/25/2037 ~	40,035	38,942
1.377% (US0001M + 0.140%) due 05/25/2037 ~	78,185	73,857
1.377% (US0001M + 0.140%) due 06/25/2037 ~	33,555	29,415
1.377% (US0001M + 0.140%) due 07/25/2037 ^~	58,334	49,787
1.377% (US0001M + 0.140%) due 08/25/2037 ~	124,033	105,912
1.377% (US0001M + 0.140%) due 04/25/2047 ~	38,169	37,134
1.377% (US0001M + 0.140%) due 06/25/2047 ~	33,534	29,916
1.387% (US0001M + 0.150%) due 01/25/2037 ~	7,374	7,358
1.387% (US0001M + 0.150%) due 05/25/2037 ~	15,225	14,834
1.387% (US0001M + 0.150%) due 12/25/2046 ~	8,933	8,674
1.387% (US0001M + 0.150%) due 04/25/2047 ~	2,649	2,585
1.387% (US0001M + 0.150%) due 06/25/2047 ^~	12,353	11,689
1.397% (US0001M + 0.160%) due 09/25/2036 ~	16,307	16,310
1.397% (US0001M + 0.160%) due 03/25/2037 ~	11,741	11,658
1.397% (US0001M + 0.160%) due 01/25/2046 ~	66,367	63,907
1.397% (US0001M + 0.160%) due 09/25/2046 ^~	12,639	12,386
1.407% (US0001M + 0.170%) due 05/25/2037 ~	2,676	2,661
1.407% (US0001M + 0.170%) due 06/25/2037 ~	24,464	24,410
1.407% (US0001M + 0.170%) due 06/25/2047 ~	2,666	2,636
1.417% (US0001M + 0.180%) due 06/25/2047 ~	42,317	41,198
1.417% (US0001M + 0.180%) due 11/25/2047 ^~	51,982	40,748
1.427% (US0001M + 0.190%) due 06/25/2047 ~	20,797	20,241
1.437% (US0001M + 0.200%) due 06/25/2047 ~	33,495	29,003
1.437% (US0001M + 0.200%) due 09/25/2047 ~	60,106	46,359
1.457% (US0001M + 0.220%) due 06/25/2037 ~	10,000	8,524
1.457% (US0001M + 0.220%) due 09/25/2037 ^~	21,010	18,890
1.457% (US0001M + 0.220%) due 06/25/2047 ^~	40,896	30,083
1.457% (US0001M + 0.220%) due 09/25/2047 ~	24,989	22,527
1.467% (US0001M + 0.230%) due 05/25/2037 ~	13,000	9,631
1.467% (US0001M + 0.230%) due 07/25/2037 ^~	46,686	27,404
1.467% (US0001M + 0.230%) due 10/25/2047 ~	21,556	21,362
1.477% (US0001M + 0.240%) due 04/25/2036 ~	17,460	12,339
1.477% (US0001M + 0.240%) due 11/25/2036 ~	11,924	11,319
1.477% (US0001M + 0.240%) due 03/25/2037 ~	24,109	16,431
1.477% (US0001M + 0.240%) due 04/25/2037 ~	6,551	3,991
1.477% (US0001M + 0.240%) due 06/25/2037 ~	20,795	20,226

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.477% (US0001M + 0.240%) due 12/25/2046 ~	$32,297	$26,077
1.487% (US0001M + 0.250%) due 02/25/2036 ~	9,200	7,600
1.487% (US0001M + 0.250%) due 03/25/2036 ^~	15,632	12,922
1.487% (US0001M + 0.250%) due 01/25/2037 ~	35,636	33,221
1.487% (US0001M + 0.250%) due 01/25/2046 ~	35,429	29,474
1.487% (US0001M + 0.250%) due 06/25/2047 ~	30,600	25,295
1.487% (US0001M + 0.250%) due 11/25/2047 ~	20,268	12,284
1.497% (US0001M + 0.260%) due 11/25/2037 ~	55,400	45,075
1.527% (US0001M + 0.290%) due 11/25/2036 ~	15,131	10,088
1.527% (US0001M + 0.290%) due 06/25/2037 ~	15,449	11,921
1.537% (US0001M + 0.300%) due 07/25/2036 ~	1,071	1,070
1.537% (US0001M + 0.300%) due 02/25/2037 ~	24,010	23,037
1.557% (US0001M + 0.320%) due 10/25/2036 ~	3,725	3,536
1.557% (US0001M + 0.320%) due 02/25/2037 ~	6,000	4,097
1.557% (US0001M + 0.320%) due 05/25/2047 ~	9,806	4,236
1.567% (US0001M + 0.330%) due 07/25/2036 ~	1,187	1,115
1.577% (US0001M + 0.340%) due 12/25/2036 ^~	17,405	9,680
1.587% (US0001M + 0.350%) due 03/25/2036 ^~	3,868	3,190
1.587% (US0001M + 0.350%) due 05/25/2046 ~	284	285
1.607% (US0001M + 0.370%) due 04/25/2036 ~	12,000	11,216
1.687% (US0001M + 0.450%) due 03/25/2047 ^~	9,289	5,678
1.737% (US0001M + 0.500%) due 01/25/2036 ~	8,000	8,019
1.737% (US0001M + 0.500%) due 03/25/2036 ~	13,427	11,458
1.747% (US0001M + 0.510%) due 02/25/2036 ~	18,000	17,513
1.757% (US0001M + 0.520%) due 01/25/2036 ~	21,697	21,692
1.897% (US0001M + 0.660%) due 12/25/2035 ~	13,300	13,482
1.937% (US0001M + 0.700%) due 12/25/2033 ~	1,854	1,797
1.987% (US0001M + 0.750%) due 05/25/2034 ~	1,562	1,563
1.997% (US0001M + 0.760%) due 01/25/2036 ~	2,675	2,295
2.007% (US0001M + 0.770%) due 11/25/2035 ~	608	611
2.037% (US0001M + 0.800%) due 10/25/2035 ~	19,629	19,754
2.077% (US0001M + 0.840%) due 10/25/2047 ~	37,223	36,812
2.097% (US0001M + 0.860%) due 05/25/2033 ~	191	189
2.137% (US0001M + 0.900%) due 05/25/2036 ~	1,075	1,004
2.212% (US0001M + 0.975%) due 11/25/2034 ~	9,034	9,059
2.237% (US0001M + 1.000%) due 08/25/2047 ~	1,464	1,438
2.287% (US0001M + 1.050%) due 07/25/2033 ~	1,572	1,569
2.287% (US0001M + 1.050%) due 11/25/2034 ~	11,308	11,345
2.302% (US0001M + 1.065%) due 08/25/2035 ~	19,813	20,125

See Accompanying Notes	25

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.487% (US0001M + 1.250%) due 12/25/2034 ~	$2,725	$2,722
2.812% (US0001M + 1.575%) due 08/25/2034 ~	10,000	7,921
3.067% (US0001M + 1.830%) due 12/25/2035 ~	6,500	2,854
4.001% due 04/25/2036 ~	32	33
4.498% due 02/25/2036 ~	837	852
4.789% due 07/25/2036 ~	1,064	1,082
4.843% due 10/25/2046 ^~	4,646	4,318
5.834% due 07/25/2034 ~	308	1,939
Countrywide Asset-Backed Certificates Trust
1.367% (US0001M + 0.130%) due 04/25/2046 ~	35,583	29,283
1.377% (US0001M + 0.140%) due 02/25/2037 ~	54,773	52,913
1.377% (US0001M + 0.140%) due 03/25/2037 ~	62,416	59,970
1.387% (US0001M + 0.150%) due 02/25/2037 ~	8,837	8,850
1.387% (US0001M + 0.150%) due 03/25/2047 ~	9,042	8,553
1.397% (US0001M + 0.160%) due 03/25/2037 ~	9,596	9,418
1.397% (US0001M + 0.160%) due 09/25/2046 ~	9,593	9,394
1.477% (US0001M + 0.240%) due 02/25/2037 ~	20,200	19,584
1.487% (US0001M + 0.250%) due 04/25/2046 ^~	5,481	4,799
1.697% (US0001M + 0.460%) due 05/25/2036 ~	15,000	14,888
1.707% (US0001M + 0.470%) due 04/25/2036 ~	31,420	31,076
1.727% (US0001M + 0.490%) due 04/25/2036 ~	43,050	39,184
1.897% (US0001M + 0.660%) due 08/25/2035 ~	17,997	17,580
1.957% (US0001M + 0.720%) due 05/25/2036 ~	15,000	8,949
2.017% (US0001M + 0.780%) due 11/25/2034 ~	837	832
2.037% (US0001M + 0.800%) due 08/25/2047 ~	56,439	55,588
2.092% (US0001M + 0.855%) due 08/25/2034 ~	10,395	10,352
2.137% (US0001M + 0.900%) due 11/25/2034 ~	761	759
2.242% (US0001M + 1.005%) due 07/25/2034 ~	3,161	3,218
2.512% (US0001M + 1.275%) due 04/25/2035 ~	4,766	4,841
3.412% (US0001M + 2.175%) due 07/25/2034 ~	343	336
4.553% due 10/25/2046 ^~	48	44
4.657% due 03/25/2034 ~	5,503	5,539
4.657% due 02/25/2036 ~	6,585	6,657
4.693% due 10/25/2035 ~	219	225
Countrywide Home Equity Loan Trust
1.464% (US0001M + 0.230%) due 02/15/2036 ~	3,945	3,577
Credit Suisse Commercial Mortgage Trust
0.000% due 02/25/2056 (g) +	1,490	1,489
3.156% due 02/25/2056 ~	1,845,716	1,675,216
Credit Suisse First Boston Mortgage Securities Corp.
3.587% (US0001M + 2.350%) due 08/25/2032 ~	187	171
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	95	60
1.307% (US0001M + 0.070%) due 01/25/2037 ^~	647	295
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~	8,851	5,844
1.377% (US0001M + 0.140%) due 10/25/2036 ~	23,698	17,891
1.457% (LIBOR01M + 0.220%) due 07/25/2037 ~	8,182	5,464
1.467% (US0001M + 0.230%) due 11/25/2036 ~	8,431	5,467
1.487% (US0001M + 0.250%) due 07/25/2036 ~	12,000	9,646
1.577% (LIBOR01M + 0.340%) due 07/25/2037 ~	8,662	5,853

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.657% (US0001M + 0.420%) due 12/25/2035 ~		$19,631	$14,444
1.957% (US0001M + 0.720%) due 01/25/2035 ~		9,716	9,625
2.137% (US0001M + 0.900%) due 11/25/2033 ~		782	779
2.257% (US0001M + 1.020%) due 11/25/2033 ~		936	917
3.729% due 06/25/2035 ^		366	366
3.753% due 01/25/2037 ^		273	136
3.872% due 12/25/2035		10,076	9,799
6.780% due 05/25/2035		4,131	4,118
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~	EUR	77,300	91,544
DFC HEL Trust
3.112% (US0001M + 1.875%) due 12/25/2031 ~		$3,512	3,475
Dryden Euro CLO BV
0.707% (EUR006M + 0.980%) due 01/15/2026 ~	EUR	79,650	94,381
1.300% due 01/15/2026		33,850	40,129
Dryden Senior Loan Fund
2.464% (US0003M + 1.160%) due 10/15/2026 ~		$13,950	14,015
DT Auto Owner Trust
1.440% due 11/15/2019		11,392	11,388
Duchess CLO BV
0.220% (EUR003M + 0.550%) due 02/28/2023 ~	EUR	5,000	5,840
Duke Funding High Grade Ltd.
1.375% (LIBOR01M + 0.140%) due 08/02/2049 ~		$812,676	90,045
1.465% (LIBOR01M + 0.230%) due 08/02/2049 ~		298,733	34,205
1.761% (LIBOR03M + 0.450%) due 08/02/2049 ~		102,000	4,774
Eaton Vance CDO PLC
1.555% (US0003M + 0.240%) due 02/22/2027 ~		999	1,000
1.615% (US0003M + 0.300%) due 02/22/2027 ~		1,323	1,325
Educational Funding Co. LLC
1.564% (US0003M + 0.250%) due 10/25/2029 ~		1,011	995
Ellington Loan Acquisition Trust
2.287% (US0001M + 1.050%) due 05/25/2037 ~		88,524	85,118
EMC Mortgage Loan Trust
1.704% (LIBOR01M + 0.470%) due 04/25/2042 ~		1,317	1,297
1.784% (LIBOR01M + 0.550%) due 08/25/2040 ~		532	521
1.974% (US0001M + 0.370%) due 05/25/2040 ~		77	72
2.334% (US0001M + 0.550%) due 11/25/2041 ~		28	27
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~		33,400	33,508
Encore Credit Receivables Trust
1.927% (US0001M + 0.690%) due 07/25/2035 ~		7,998	7,374
Equifirst Loan Securitization Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~		64,155	60,161
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		539	535
FAB UK Ltd.
0.924% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	15,965	19,315
Faxtor ABS BV
2.228% (EUR006M + 2.500%) due 07/25/2094 ~	EUR	1,500	1,771
FBR Securitization Trust
1.927% (US0001M + 0.690%) due 11/25/2035 ~		$10,000	9,926
Fieldstone Mortgage Investment Trust
1.427% (US0001M + 0.190%) due 05/25/2036 ~		45,583	33,647
Finance America Mortgage Loan Trust
2.287% (US0001M + 1.050%) due 09/25/2033 ~		232	226
First Franklin Mortgage Loan Asset-Backed Certificates
2.062% (US0001M + 0.825%) due 05/25/2034 ~		5,132	5,078

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.947% (US0001M + 1.710%) due 05/25/2034 ~	$330	$304
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 12/25/2036 ~	4,634	2,951
1.387% (US0001M + 0.150%) due 05/25/2036 ~	4,996	4,661
1.387% (US0001M + 0.150%) due 07/25/2036 ~	5,771	5,743
1.387% (US0001M + 0.150%) due 12/25/2036 ~	19,242	16,154
1.397% (US0001M + 0.160%) due 12/25/2037 ~	34,022	24,280
1.427% (US0001M + 0.190%) due 02/25/2036 ~	26,018	23,264
1.427% (US0001M + 0.190%) due 03/25/2036 ~	851	851
1.437% (US0001M + 0.200%) due 02/25/2036 ~	1,112	1,108
1.457% (US0001M + 0.220%) due 01/25/2038 ~	480	334
1.497% (US0001M + 0.260%) due 11/25/2036 ~	925	927
1.527% (US0001M + 0.290%) due 02/25/2036 ~	20,000	19,369
1.547% (US0001M + 0.310%) due 09/25/2036 ~	20,034	17,918
1.597% (US0001M + 0.360%) due 11/25/2035 ~	39,003	36,971
1.597% (US0001M + 0.360%) due 03/25/2036 ~	17,894	13,656
1.617% (US0001M + 0.380%) due 02/25/2036 ~	22,712	17,160
1.687% (US0001M + 0.450%) due 11/25/2036 ~	37,673	37,028
1.707% (US0001M + 0.470%) due 07/25/2035 ~	9,351	9,396
1.727% (US0001M + 0.490%) due 09/25/2035 ~	15,610	15,712
1.757% (US0001M + 0.520%) due 09/25/2035 ~	10,778	10,732
1.897% (US0001M + 0.660%) due 05/25/2036 ~	1,911	1,917
1.907% (US0001M + 0.670%) due 09/25/2035 ~	12,600	9,783
1.972% (US0001M + 0.735%) due 12/25/2034 ~	3,649	3,694
2.017% (US0001M + 0.780%) due 06/25/2036 ~	16,775	14,556
2.107% (US0001M + 0.870%) due 09/25/2034 ~	8,353	8,337
2.137% (US0001M + 0.900%) due 01/25/2035 ~	2,960	2,989
2.187% (US0001M + 0.950%) due 07/25/2033 ~	3,965	3,813
2.212% (US0001M + 0.975%) due 05/25/2035 ~	34,529	31,394
2.512% (US0001M + 1.275%) due 07/25/2034 ~	25,915	26,341
First Investors Auto Owner Trust
1.530% due 11/16/2020	11,474	11,456
First NLC Trust
1.942% (US0001M + 0.705%) due 12/25/2035 ~	7,471	7,513
Flagship Credit Auto Trust
1.930% due 12/15/2021	18,993	19,005
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	6,100	6,115
2.464% (US0003M + 1.160%) due 01/17/2026 ~	34,380	34,591
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~	27,169	27,186
Fremont Home Loan Trust
1.337% (US0001M + 0.100%) due 08/25/2036 ~	6,183	2,903
1.367% (US0001M + 0.130%) due 11/25/2036 ~	29,265	13,792
1.372% (US0001M + 0.135%) due 10/25/2036 ~	15,995	14,529
1.397% (US0001M + 0.160%) due 08/25/2036 ~	40,996	19,443

26	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.407% (US0001M + 0.170%) due 02/25/2036 ~	$21,418	$20,146
1.407% (US0001M + 0.170%) due 02/25/2037 ~	22,338	13,073
1.417% (US0001M + 0.180%) due 04/25/2036 ~	2,082	1,873
1.457% (US0001M + 0.220%) due 01/25/2037 ~	31,984	18,843
1.477% (US0001M + 0.240%) due 08/25/2036 ~	7,519	3,612
1.487% (US0001M + 0.250%) due 05/25/2036 ~	8,449	5,405
1.507% (US0001M + 0.270%) due 04/25/2036 ~	22,370	14,696
1.687% (US0001M + 0.450%) due 01/25/2036 ~	43,992	30,240
2.287% (US0001M + 1.050%) due 11/25/2034 ~	6,400	6,341
2.392% (US0001M + 1.155%) due 06/25/2035 ~	10,069	6,490
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	7,400	7,429
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~	724	725
GCO Education Loan Funding Master Trust
1.437% (US0003M + 0.120%) due 08/25/2028 ~	785	784
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	4	2
1.367% (US0001M + 0.130%) due 08/25/2036 ~	7,152	6,969
GM Financial Automobile Leasing Trust
1.350% due 02/20/2019	54,745	54,706
Goal Structured Solutions Trust
1.887% (US0001M + 0.650%) due 09/25/2041 ~	25,706	24,992
GoldenTree Loan Opportunities Ltd.
2.464% (US0003M + 1.150%) due 04/25/2025 ~	26,927	27,075
Greenpoint Manufactured Housing
4.579% due 06/08/2031 ~	16,958	16,937
4.734% (US0001M + 3.500%) due 11/17/2031 ~	15,825	15,513
4.737% (US0001M + 3.500%) due 10/14/2031 ~	21,018	21,794
8.300% due 10/15/2026 ~	4,342	4,721
Greenpoint Manufactured Housing Pass-Through Certificates
3.236% (US0001M + 2.000%) due 11/22/2031 ~	18,510	18,225
GSAA Home Equity Trust
1.297% (US0001M + 0.060%) due 05/25/2036 ~	8,580	4,420
1.307% (US0001M + 0.070%) due 03/25/2036 ~	34	21
1.357% (US0001M + 0.120%) due 06/25/2036 ~	68,601	34,343
1.407% (US0001M + 0.170%) due 10/25/2036 ~	57,478	33,042
1.407% (US0001M + 0.170%) due 02/25/2037 ~	13,221	7,900
1.417% (US0001M + 0.180%) due 03/25/2036 ~	34,202	20,866
1.417% (US0001M + 0.180%) due 05/25/2036 ~	24,959	13,496
1.477% (US0001M + 0.240%) due 06/25/2036 ~	4,865	2,907
1.507% (US0001M + 0.270%) due 10/25/2035 ~	2,012	2,000
1.507% (US0001M + 0.270%) due 03/25/2036 ~	30,417	23,495
1.557% (US0001M + 0.320%) due 04/25/2047 ~	23,349	17,443
1.587% (US0001M + 0.350%) due 08/25/2037 ~	19,056	18,012
1.607% (US0001M + 0.370%) due 06/25/2035 ~	304	308

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.607% (US0001M + 0.370%) due 10/25/2035 ~	$22,918	$22,191
1.727% (US0001M + 0.490%) due 06/25/2035 ~	3,000	2,728
1.767% (US0001M + 0.530%) due 08/25/2035 ~	4,304	3,819
5.344% due 09/25/2035 ~	368	320
5.772% due 11/25/2036 ^~	11,017	6,191
6.000% due 11/25/2037 ^	716	621
6.448% due 06/25/2036	27,059	14,513
GSAA Trust
1.457% (US0001M + 0.220%) due 05/25/2047 ~	3,619	2,989
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	876	474
1.317% (US0001M + 0.080%) due 11/25/2036 ~	1,459	867
1.327% (US0001M + 0.090%) due 01/25/2037 ~	3,266	2,118
1.377% (US0001M + 0.140%) due 06/25/2036 ~	23,224	22,820
1.377% (US0001M + 0.140%) due 08/25/2036 ~	36,808	35,006
1.377% (US0001M + 0.140%) due 11/25/2036 ~	35,513	21,497
1.387% (US0001M + 0.150%) due 05/25/2046 ~	32,216	31,769
1.407% (US0001M + 0.170%) due 01/25/2037 ~	6,830	6,435
1.417% (US0001M + 0.180%) due 11/25/2035 ~	267	90
1.437% (US0001M + 0.200%) due 11/25/2036 ~	19,930	12,273
1.477% (US0001M + 0.240%) due 12/25/2035 ~	13,467	13,473
1.477% (US0001M + 0.240%) due 06/25/2036 ~	5,982	4,039
1.507% (US0001M + 0.270%) due 03/25/2047 ~	34,655	28,690
1.537% (US0001M + 0.300%) due 06/25/2036 ~	6,683	4,661
1.537% (US0001M + 0.300%) due 10/25/2036 ^~	1,678	198
1.667% (US0001M + 0.430%) due 11/25/2035 ~	15,304	15,335
1.667% (US0001M + 0.430%) due 11/25/2035 ^~	13,534	9,126
1.687% (US0001M + 0.450%) due 12/25/2035 ~	7,835	4,649
1.727% (US0001M + 0.490%) due 07/25/2045 ~	4,417	4,447
1.757% (US0001M + 0.520%) due 07/25/2045 ~	19,366	19,223
1.912% (US0001M + 0.675%) due 02/25/2035 ~	2,253	2,268
2.387% (US0001M + 1.150%) due 12/25/2034 ~	21,258	20,841
2.437% (US0001M + 1.200%) due 10/25/2034 ~	1,470	1,465
GSRPM Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 03/25/2035 ~	808	802
1.537% (US0001M + 0.300%) due 09/25/2036 ~	1,205	1,206
Home Equity Asset Trust
1.422% (US0001M + 0.185%) due 07/25/2037 ~	7,989	7,985
1.707% (US0001M + 0.470%) due 01/25/2036 ~	5,000	4,544
1.707% (US0001M + 0.470%) due 04/25/2036 ~	18,000	14,798
1.937% (US0001M + 0.700%) due 12/25/2033 ~	97	95
1.997% (US0001M + 0.760%) due 11/25/2032 ~	128	119
2.137% (US0001M + 0.900%) due 11/25/2034 ~	1,046	1,059
2.437% (US0001M + 1.200%) due 06/25/2032 ^~	2,723	2,704

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Home Equity Loan Trust
1.367% (US0001M + 0.130%) due 04/25/2037 ~		$11	$11
Home Equity Mortgage Loan Asset-Backed Trust
1.397% (US0001M + 0.160%) due 11/25/2036 ~		13,095	10,141
1.437% (US0001M + 0.200%) due 07/25/2037 ~		21,177	14,968
1.477% (US0001M + 0.240%) due 08/25/2036 ~		3,115	2,748
1.517% (US0001M + 0.280%) due 06/25/2036 ~		8,000	7,318
1.537% (US0001M + 0.300%) due 03/25/2036 ~		25,000	19,487
1.557% (US0001M + 0.320%) due 04/25/2037 ~		17,951	16,519
1.677% (US0001M + 0.440%) due 03/25/2036 ~		4,200	3,570
House of Europe Funding PLC
0.000% due 12/15/2090 ♦	EUR	29,927	35,120
Hout Bay Corp.
1.481% (LIBOR01M + 0.250%) due 07/05/2041 ~		$512,221	161,350
1.681% (LIBOR01M + 0.450%) due 07/05/2041 ~		34,165	4,202
1.811% (LIBOR01M + 0.580%) due 07/05/2041 ~		4,046	316
HSI Asset Loan Obligation Trust
4.890% due 12/25/2036		11,655	6,638
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~		3,029	1,699
1.347% (US0001M + 0.110%) due 10/25/2036 ~		24,156	13,677
1.377% (US0001M + 0.140%) due 01/25/2037 ~		82,184	62,605
1.397% (US0001M + 0.160%) due 03/25/2036 ~		7,578	7,537
1.397% (US0001M + 0.160%) due 10/25/2036 ~		12,657	7,223
1.397% (US0001M + 0.160%) due 05/25/2037 ~		20,316	20,017
1.407% (US0001M + 0.170%) due 12/25/2036 ~		35,944	16,251
1.427% (US0001M + 0.190%) due 04/25/2037 ~		21,404	12,980
1.477% (US0001M + 0.240%) due 10/25/2036 ~		2,819	1,629
1.497% (US0001M + 0.260%) due 04/25/2037 ~		8,623	5,294
1.567% (US0001M + 0.330%) due 02/25/2036 ~		15,589	12,899
1.607% (US0001M + 0.370%) due 01/25/2036 ~		9,000	8,971
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~		47,200	47,365

See Accompanying Notes	27

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IMC Home Equity Loan Trust
7.520% due 08/20/2028		$50	$54
IndyMac Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 07/25/2036 ~		37,197	18,745
IXIS Real Estate Capital Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~		97,179	46,996
1.397% (US0001M + 0.160%) due 08/25/2036 ~		76,054	33,865
1.397% (US0001M + 0.160%) due 05/25/2037 ~		39,196	15,772
1.497% (US0001M + 0.260%) due 08/25/2036 ~		49,645	22,533
1.637% (US0001M + 0.400%) due 03/25/2036 ^~		15,267	10,120
1.867% (US0001M + 0.630%) due 02/25/2036 ~		6,227	6,151
2.182% (US0001M + 0.945%) due 02/25/2035 ~		2,008	1,983
JPMorgan Mortgage Acquisition Corp.
0.000% due 03/25/2036 ♦		40,500	31,331
0.000% due 03/25/2036 ♦		25,508	23,922
1.417% (US0001M + 0.180%) due 02/25/2036 ~		5,409	5,402
1.527% (US0001M + 0.290%) due 05/25/2035 ~		15,998	15,395
1.897% (US0001M + 0.660%) due 09/25/2035 ~		16,072	16,065
1.942% (US0001M + 0.705%) due 09/25/2035 ~		10,682	10,311
2.167% (US0001M + 0.930%) due 06/25/2035 ~		16,467	15,131
JPMorgan Mortgage Acquisition Trust
1.337% (US0001M + 0.100%) due 03/25/2047 ~		178	120
1.347% (US0001M + 0.110%) due 08/25/2036 ~		5,836	3,782
1.367% (US0001M + 0.130%) due 08/25/2036 ~		51,223	49,568
1.372% (US0001M + 0.135%) due 07/25/2036 ~		46,170	35,464
1.377% (US0001M + 0.140%) due 10/25/2036 ~		7,362	7,292
1.377% (US0001M + 0.140%) due 11/25/2036 ~		24,810	22,358
1.387% (US0001M + 0.150%) due 07/25/2036 ~		16,326	16,280
1.397% (US0001M + 0.160%) due 05/25/2036 ~		3,087	3,079
1.397% (US0001M + 0.160%) due 06/25/2036 ~		15,342	15,299
1.397% (US0001M + 0.160%) due 01/25/2037 ~		8,192	8,183
1.407% (US0001M + 0.170%) due 04/25/2036 ~		8,046	8,027
1.447% (US0001M + 0.210%) due 03/25/2037 ~		32,100	31,765
1.467% (US0001M + 0.230%) due 07/25/2036 ~		7,008	7,002
1.477% (US0001M + 0.240%) due 05/25/2037 ~		9,924	8,058
1.497% (US0001M + 0.260%) due 07/25/2036 ~		18,125	16,671
1.507% (US0001M + 0.270%) due 07/25/2036 ~		14,000	13,339
1.527% (US0001M + 0.290%) due 05/25/2036 ~		14,211	9,749
1.557% (US0001M + 0.320%) due 04/25/2036 ~		26,803	23,901
4.824% due 10/25/2030 ^		2,231	1,644
4.824% due 01/25/2037 ^		23	17
5.830% due 07/25/2036 ^		7,439	4,199
6.410% due 07/25/2036 ^		10,607	5,982
Jubilee CDO BV
0.329% (EUR006M + 0.600%) due 08/21/2021 ~	EUR	6,473	7,674
Jubilee CLO BV
0.777% (EUR006M + 1.050%) due 07/15/2027 ~		83,800	99,141

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
KGS Alpha SBA Trust
0.984% due 04/25/2038 (a)+~	$46,130	$1,290
Kitty Hawk CLO LLC
2.514% (US0003M + 1.210%) due 04/15/2027 ~	37,200	37,386
Kodiak CDO Ltd.
1.652% (LIBOR03M + 0.340%) due 11/07/2042 ~	14,216	14,074
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	13,200	13,236
Legacy Mortgage Asset Trust
0.010% due 01/28/2070 +~	11,310	8,166
2.984% (US0001M + 1.750%) due 01/28/2070 ~	832,367	836,392
14.035% due 01/28/2070 ~	386,927	372,266
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040	358	365
Lehman XS Trust
1.377% (US0001M + 0.140%) due 02/25/2037 ^~	1,927	2,024
1.387% (US0001M + 0.150%) due 04/25/2037 ^~	1,052	887
1.397% (US0001M + 0.160%) due 05/25/2036 ~	41,190	40,687
1.407% (US0001M + 0.170%) due 02/25/2037 ^~	39,010	27,437
1.417% (US0001M + 0.180%) due 02/25/2037 ~	28,963	24,398
1.467% (US0001M + 0.230%) due 02/25/2037 ~	6,966	3,818
1.517% (US0001M + 0.280%) due 05/25/2036 ~	22,713	19,324
6.140% due 04/25/2036	30,856	28,056
Limerock CLO Ltd.
2.604% (US0003M + 1.300%) due 04/18/2026 ~	29,800	29,882
Long Beach Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 09/25/2036 ~	14,396	6,855
1.337% (US0001M + 0.100%) due 12/25/2036 ~	11,598	5,791
1.347% (US0001M + 0.110%) due 11/25/2036 ~	8,635	4,381
1.382% (US0001M + 0.145%) due 07/25/2036 ~	39,142	28,051
1.387% (US0001M + 0.150%) due 05/25/2036 ~	76,541	53,023
1.387% (US0001M + 0.150%) due 06/25/2036 ~	85,870	48,760
1.387% (US0001M + 0.150%) due 09/25/2036 ~	73,422	51,775
1.392% (US0001M + 0.155%) due 10/25/2036 ~	70,973	51,094
1.397% (US0001M + 0.160%) due 10/25/2036 ~	3,606	1,812
1.397% (US0001M + 0.160%) due 12/25/2036 ~	5,048	3,451
1.397% (US0001M + 0.160%) due 05/25/2046 ~	16,975	14,389
1.407% (US0001M + 0.170%) due 12/25/2036 ~	52,057	26,239
1.437% (US0001M + 0.200%) due 01/25/2036 ~	60,792	53,180
1.457% (US0001M + 0.220%) due 02/25/2036 ~	42,730	39,155
1.477% (US0001M + 0.240%) due 08/25/2036 ~	9,169	5,448
1.497% (US0001M + 0.260%) due 05/25/2036 ~	4,429	2,313
1.537% (US0001M + 0.300%) due 01/25/2036 ~	50,377	37,844
1.567% (US0001M + 0.330%) due 01/25/2046 ~	169	170
1.617% (US0001M + 0.380%) due 08/25/2045 ~	5,677	5,725

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.657% (US0001M + 0.420%) due 01/25/2046 ~		$49,948	$38,495
1.882% (US0001M + 0.645%) due 11/25/2035 ~		18,800	18,585
1.887% (US0001M + 0.650%) due 09/25/2034 ~		636	609
2.032% (US0001M + 0.795%) due 06/25/2034 ~		5,039	5,002
2.092% (US0001M + 0.855%) due 07/25/2034 ~		2,790	2,785
2.362% (LIBOR01M + 1.125%) due 05/25/2032 ~		57	57
2.362% (US0001M + 1.125%) due 07/25/2033 ~		5,037	4,878
4.237% (US0001M + 3.000%) due 11/25/2032 ~		22	22
Madison Avenue Manufactured Housing Contract Trust
4.487% (LIBOR01M + 3.250%) due 03/25/2032 ~		6,000	6,199
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~		35,200	35,310
2.567% (US0003M + 1.260%) due 07/20/2026 ~		65,200	65,580
2.637% (US0003M + 1.330%) due 04/20/2026 ~		31,200	31,360
Malin CLO BV
0.000% due 05/07/2023 ♦	EUR	7,277	8,603
0.000% due 05/07/2023 ♦		18,150	21,351
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 08/25/2036 ~		$6,552	3,380
1.287% (US0001M + 0.050%) due 10/25/2036 ~		49,274	22,501
1.287% (US0001M + 0.050%) due 11/25/2036 ~		9	4
1.287% (US0001M + 0.050%) due 01/25/2037 ~		38,687	15,827
1.337% (US0001M + 0.100%) due 08/25/2036 ~		13,102	6,353
1.337% (US0001M + 0.100%) due 10/25/2036 ~		11,940	7,796
1.337% (US0001M + 0.100%) due 11/25/2036 ~		22,587	16,158
1.337% (US0001M + 0.100%) due 01/25/2037 ~		40,403	16,669
1.357% (US0001M + 0.120%) due 10/25/2036 ~		40,631	18,787
1.367% (US0001M + 0.130%) due 10/25/2036 ~		36,226	23,023
1.382% (US0001M + 0.145%) due 10/25/2036 ~		72,706	36,456
1.387% (US0001M + 0.150%) due 04/25/2036 ~		34,923	15,841

28	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.387% (US0001M + 0.150%) due 08/25/2036 ~	$25,192	$13,301
1.397% (US0001M + 0.160%) due 10/25/2036 ~	4,763	3,137
1.397% (US0001M + 0.160%) due 01/25/2037 ~	44,615	18,591
1.437% (US0001M + 0.200%) due 04/25/2036 ~	75,158	32,204
1.447% (US0001M + 0.210%) due 11/25/2036 ~	4,699	2,457
1.447% (US0001M + 0.210%) due 05/25/2037 ~	3,890	3,609
1.477% (US0001M + 0.240%) due 06/25/2036 ~	6,165	3,778
1.477% (US0001M + 0.240%) due 08/25/2036 ~	62,523	32,571
1.482% (US0001M + 0.245%) due 10/25/2036 ~	8,078	4,117
1.527% (US0001M + 0.290%) due 01/25/2036 ~	10,810	10,343
1.537% (US0001M + 0.300%) due 01/25/2036 ~	3,319	3,333
1.537% (US0001M + 0.300%) due 05/25/2037 ~	13,662	13,059
1.737% (US0001M + 0.500%) due 10/25/2035 ^~	20,337	18,608
2.182% (US0001M + 0.945%) due 05/25/2035 ~	4,000	4,041
2.387% (US0001M + 1.150%) due 08/25/2037 ~	34,292	27,978
5.887% (US0001M + 4.650%) due 05/25/2033 ~	6,755	6,734
MASTR Specialized Loan Trust
1.497% (US0001M + 0.260%) due 02/25/2036 ~	6,848	6,538
1.607% (LIBOR01M + 0.370%) due 01/25/2037 ~	15,745	9,979
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	15,228	15,218
Mercury CDO Ltd.
1.657% (LIBOR03M + 0.340%) due 12/08/2040 ~	32,762	31,576
2.167% (LIBOR03M + 0.850%) due 12/08/2040 ~	6,000	810
Merrill Lynch First Franklin Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~	4,377	2,595
1.407% (US0001M + 0.170%) due 05/25/2037 ~	42,333	27,332
1.477% (US0001M + 0.240%) due 05/25/2037 ~	74,760	48,789
1.487% (US0001M + 0.250%) due 04/25/2037 ~	35,137	21,111
1.557% (US0001M + 0.320%) due 05/25/2037 ~	46,714	30,856
Merrill Lynch Mortgage Investors Trust
1.297% (US0001M + 0.060%) due 11/25/2037 ~	5,192	2,902
1.387% (US0001M + 0.150%) due 08/25/2037 ~	10,774	9,267
1.387% (US0001M + 0.150%) due 11/25/2037 ~	31,679	18,021
1.397% (US0001M + 0.160%) due 03/25/2037 ~	7,558	4,206
1.397% (US0001M + 0.160%) due 04/25/2037 ~	17,168	10,834
1.547% (US0001M + 0.310%) due 12/25/2036 ~	3,489	3,504
1.637% (US0001M + 0.400%) due 12/25/2036 ~	1,000	828
1.687% (US0001M + 0.450%) due 02/25/2047 ~	40,338	29,649
1.697% (US0001M + 0.460%) due 08/25/2036 ~	15,600	15,306
1.717% (US0001M + 0.480%) due 05/25/2036 ~	1,118	1,099

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.737% (US0001M + 0.500%) due 06/25/2036 ~	$8,003	$8,068
2.167% (US0001M + 0.930%) due 07/25/2035 ~	15,699	15,871
MESA Trust
4.462% (LIBOR01M + 2.150%) due 11/25/2031 ^~	1,057	852
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	8,064	8,250
6.005% due 08/15/2037	2,663	2,896
Mid-State Trust
4.864% due 07/15/2038	978	1,019
MMcapS Funding Ltd.
1.766% (US0003M + 0.450%) due 12/01/2035 ~	9,100	7,280
Monroe Capital BSL CLO Ltd.
2.435% due 05/22/2027 ~	146,630	147,180
Morgan Stanley ABS Capital, Inc. Trust
1.317% (US0001M + 0.080%) due 09/25/2036 ~	324	201
1.337% (US0001M + 0.100%) due 10/25/2036 ~	6,008	3,568
1.337% (US0001M + 0.100%) due 11/25/2036 ~	2,531	1,627
1.347% (US0001M + 0.110%) due 03/25/2037 ~	4,001	2,135
1.367% (US0001M + 0.130%) due 09/25/2036 ~	61,877	36,694
1.367% (US0001M + 0.130%) due 10/25/2036 ~	28,610	26,517
1.367% (US0001M + 0.130%) due 12/25/2036 ~	69,894	48,872
1.367% (US0001M + 0.130%) due 01/25/2037 ~	31,767	19,079
1.377% (US0001M + 0.140%) due 08/25/2036 ~	41,634	24,687
1.377% (US0001M + 0.140%) due 10/25/2036 ~	50,873	30,378
1.377% (US0001M + 0.140%) due 11/25/2036 ~	4,024	2,556
1.377% (US0001M + 0.140%) due 05/25/2037 ~	615	382
1.387% (US0001M + 0.150%) due 09/25/2036 ~	17,793	9,026
1.387% (US0001M + 0.150%) due 10/25/2036 ~	21,911	14,615
1.387% (US0001M + 0.150%) due 12/25/2036 ~	1,398	926
1.397% (US0001M + 0.160%) due 03/25/2036 ~	39,794	39,446
1.397% (US0001M + 0.160%) due 09/25/2036 ~	34,127	21,439
1.417% (US0001M + 0.180%) due 02/25/2037 ~	31,493	15,719
1.417% (US0001M + 0.180%) due 03/25/2037 ~	35,632	19,190
1.437% (US0001M + 0.200%) due 02/25/2037 ~	12,461	8,184
1.457% (US0001M + 0.220%) due 10/25/2036 ~	1,853	1,119
1.457% (US0001M + 0.220%) due 11/25/2036 ~	16,308	10,463
1.467% (US0001M + 0.230%) due 09/25/2036 ~	5,190	3,303
1.467% (US0001M + 0.230%) due 10/25/2036 ~	12,516	8,440
1.467% (US0001M + 0.230%) due 11/25/2036 ~	4,491	2,932
1.467% (US0001M + 0.230%) due 02/25/2037 ~	38,261	19,235
1.487% (US0001M + 0.250%) due 04/25/2036 ~	23,600	19,984
1.487% (US0001M + 0.250%) due 08/25/2036 ~	16,732	10,257
1.487% (US0001M + 0.250%) due 03/25/2037 ~	57,744	31,380

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.487% (US0001M + 0.250%) due 05/25/2037 ~	$28,715	$18,079
1.497% (US0001M + 0.260%) due 05/25/2037 ~	13,786	10,842
1.547% (US0001M + 0.310%) due 12/25/2035 ~	26,527	25,877
1.567% (US0001M + 0.330%) due 02/25/2037 ~	10,860	7,268
1.637% (US0001M + 0.400%) due 12/25/2035 ~	12,427	9,187
1.647% (US0001M + 0.410%) due 11/25/2035 ~	22,000	21,899
1.977% (US0001M + 0.740%) due 01/25/2034 ~	6,533	6,505
2.047% (US0001M + 0.810%) due 04/25/2034 ~	2,577	2,554
2.137% (US0001M + 0.900%) due 05/25/2034 ~	7,045	7,045
2.167% (US0001M + 0.930%) due 07/25/2035 ~	7,500	7,443
2.227% (US0001M + 0.990%) due 06/25/2035 ~	18,300	18,554
2.257% (US0001M + 1.020%) due 10/25/2033 ~	2,015	2,019
2.257% (US0001M + 1.020%) due 11/25/2034 ~	138	135
2.297% (US0001M + 1.060%) due 09/25/2034 ~	323	317
2.317% (US0001M + 1.080%) due 03/25/2033 ~	45	43
2.487% (US0001M + 1.250%) due 07/25/2037 ~	14,010	11,440
3.137% (US0001M + 1.900%) due 02/25/2047 ~	62,669	56,932
Morgan Stanley Capital, Inc. Trust
1.507% (US0001M + 0.270%) due 03/25/2036 ~	133,755	96,925
1.527% (US0001M + 0.290%) due 01/25/2036 ~	29,051	28,782
1.527% (US0001M + 0.290%) due 02/25/2036 ~	20,700	20,525
Morgan Stanley Dean Witter Capital, Inc. Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	1,069	1,066
2.812% (US0001M + 1.575%) due 11/25/2032 ~	2,312	2,315
Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 12/25/2036 ~	4,993	2,868
1.337% (US0001M + 0.100%) due 04/25/2037 ~	8,098	5,016
1.377% (US0001M + 0.140%) due 12/25/2036 ~	58,457	33,780
1.397% (US0001M + 0.160%) due 04/25/2036 ~	12,788	9,929
1.407% (US0001M + 0.170%) due 04/25/2037 ~	9,861	6,167
1.497% (US0001M + 0.260%) due 04/25/2036 ~	19,604	15,567
1.567% (US0001M + 0.330%) due 12/25/2035 ~	181	182
1.587% (US0001M + 0.350%) due 04/25/2037 ~	28,900	18,523
2.227% (US0001M + 0.990%) due 05/25/2035 ~	11,698	11,275
Morgan Stanley IXIS Real Estate Capital Trust
1.307% (US0001M + 0.070%) due 11/25/2036 ~	13,184	6,890
1.347% (US0001M + 0.110%) due 11/25/2036 ~	32,736	17,197
1.387% (US0001M + 0.150%) due 11/25/2036 ~	3,900	2,059
1.457% (US0001M + 0.220%) due 11/25/2036 ~	27,363	14,577
1.467% (US0001M + 0.230%) due 07/25/2036 ~	35,804	21,185

See Accompanying Notes	29

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Morgan Stanley Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 02/25/2037 ~	$4,786	$2,732
1.597% (US0001M + 0.360%) due 04/25/2037 ~	11,517	6,296
5.622% due 01/25/2047	466	446
5.750% due 04/25/2037 ^~	513	380
5.754% due 01/25/2047	10,225	7,578
5.965% due 09/25/2046 ^	5,362	3,073
6.000% due 07/25/2047 ^~	520	481
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~	87,350	87,685
National Collegiate Commutation Trust
0.000% due 03/25/2038 (g) +	4,629	4,601
0.000% (7-DayAuc) due 03/25/2038 ~	61,425	28,407
3.721% due 03/31/2038 (g) +	2,464	2,458
Nationstar Home Equity Loan Trust
1.367% (US0001M + 0.130%) due 06/25/2037 ~	8	8
1.467% (US0001M + 0.230%) due 03/25/2037 ~	748	738
1.487% (US0001M + 0.250%) due 06/25/2037 ~	340	291
1.557% (US0001M + 0.320%) due 04/25/2037 ~	600	532
Navient Student Loan Trust
1.717% (US0001M + 0.480%) due 03/25/2066 ~	21,335	21,381
2.387% (US0001M + 1.150%) due 03/25/2066 ~	110,413	111,883
2.487% (US0001M + 1.250%) due 06/25/2065 ~	79,424	81,126
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	17,200	17,285
New Century Home Equity Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~	793	686
1.747% (US0001M + 0.510%) due 07/25/2035 ~	836	837
1.977% (US0001M + 0.740%) due 08/25/2034 ~	181	175
Newcastle Investment Trust
8.114% due 05/01/2033 ~	124,519	117,265
Nissan Auto Lease Trust
1.260% due 12/17/2018	38,331	38,302
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.447% (US0001M + 0.210%) due 11/25/2035 ~	13,248	12,663
1.527% (US0001M + 0.290%) due 03/25/2036 ~	400	355
1.557% (US0001M + 0.320%) due 03/25/2036 ~	4,024	3,308
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	158,610	123,976
1.387% (US0001M + 0.150%) due 06/25/2036 ~	2,412	1,880
1.417% (US0001M + 0.180%) due 09/25/2037 ~	20,350	17,037
2.407% (LIBOR01M + 1.170%) due 06/25/2035 ~	5,000	4,832
NYMT Residential
4.000% due 03/25/2021	3,715	3,737
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	3,471	3,622
5.410% due 11/15/2032	4,348	4,525
6.340% due 04/15/2029	126	127
7.945% due 03/15/2022 ~	3,297	2,039
Ocean Trails CLO
2.192% due 08/13/2025 ~	8,000	8,000
OCP CLO Ltd.
2.715% (US0003M + 1.400%) due 11/22/2025 ~	21,000	21,203
2.754% (US0003M + 1.450%) due 07/17/2026 ~	2,000	2,015
OHA Loan Funding Ltd.
2.663% (US0003M + 1.350%) due 01/23/2027 ~	98,100	99,052

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021		$10,348	$10,355
OneMain Financial Issuance Trust
3.190% due 03/18/2026		4,900	4,954
4.100% due 03/20/2028		200	204
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~		11,532	7,797
1.377% (US0001M + 0.140%) due 02/25/2037 ~		9,330	6,009
1.377% (US0001M + 0.140%) due 03/25/2037 ~		48,978	30,291
1.417% (US0001M + 0.180%) due 07/25/2037 ~		7,540	4,843
1.457% (US0001M + 0.220%) due 04/25/2037 ~		190,142	152,660
1.457% (US0001M + 0.220%) due 05/25/2037 ~		165,700	123,133
1.537% (US0001M + 0.300%) due 01/25/2036 ~		15,665	14,834
1.537% (US0001M + 0.300%) due 05/25/2037 ~		5,498	3,660
2.137% (US0001M + 0.900%) due 01/25/2034 ~		3,085	3,064
Option One Mortgage Loan Trust Asset-Backed Certificates
1.697% (US0001M + 0.460%) due 11/25/2035 ~		15,400	14,107
2.092% (US0001M + 0.855%) due 10/25/2032 ~		3,886	3,765
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		3,420	3,543
Ownit Mortgage Loan Trust
1.837% (US0001M + 0.600%) due 10/25/2036 ^~		6,483	5,635
3.383% due 10/25/2035		9,655	6,221
OZLM Ltd.
2.604% (US0003M + 1.300%) due 04/17/2026 ~		42,800	43,106
Palmer Square Loan Funding Ltd.
2.454% (US0003M + 1.150%) due 01/15/2025 ~		55,552	55,583
Pangaea ABS SPV
0.000% due 12/28/2096 ♦	EUR	6,718	7,867
Park Place Securities, Inc.
1.687% (US0001M + 0.450%) due 09/25/2035 ~		$56	57
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.707% (US0001M + 0.470%) due 09/25/2035 ~		23,085	23,188
1.737% (US0001M + 0.500%) due 07/25/2035 ~		3,523	3,543
1.957% (US0001M + 0.720%) due 05/25/2035 ~		11,774	11,631
2.182% (US0001M + 0.945%) due 02/25/2035 ~		268	269
2.317% (US0001M + 1.080%) due 03/25/2035 ~		4,500	4,532
People’s Choice Home Loan Securities Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ^~		7,947	7,819
People’s Financial Realty Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~		31,457	13,810
Phoenix Park CLO Ltd.
0.771% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	2,450	2,911
Pinnacle Park CLO Ltd.
2.564% (US0003M + 1.260%) due 04/15/2026 ~		$50,350	50,763
Popular ABS Mortgage Pass-Through Trust
1.487% (US0001M + 0.250%) due 06/25/2047 ^~		3,065	2,977
1.517% (US0001M + 0.280%) due 07/25/2035 ~		852	852
1.597% (US0001M + 0.360%) due 05/25/2036 ~		5,989	5,337

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.897% (US0001M + 0.660%) due 08/25/2035 ~	$2,119	$2,131
4.006% due 01/25/2036 ^~	78	78
5.417% due 04/25/2035	129	127
Prestige Auto Receivables Trust
1.460% due 07/15/2020	13,722	13,700
Progress Residential Trust
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~	41,128	41,792
RAAC Trust
1.524% (US0001M + 0.290%) due 05/25/2046 ~	8,903	8,622
1.584% (US0001M + 0.350%) due 02/25/2046 ~	3,886	3,761
1.587% (US0001M + 0.350%) due 11/25/2046 ~	829	751
1.617% (US0001M + 0.380%) due 10/25/2046 ~	13,936	13,010
1.637% (US0001M + 0.400%) due 09/25/2045 ~	10,669	10,253
1.737% (US0001M + 0.500%) due 02/25/2037 ~	5,000	4,539
1.884% (US0001M + 0.650%) due 02/25/2046 ~	19,679	15,568
2.437% (US0001M + 1.200%) due 09/25/2047 ~	2,533	2,521
2.737% (US0001M + 1.500%) due 09/25/2047 ~	9,087	8,983
2.887% (US0001M + 1.650%) due 05/25/2039 ~	4,000	3,833
Renaissance Home Equity Loan Trust
2.117% (US0001M + 0.880%) due 08/25/2033 ~	1,118	1,094
5.512% due 04/25/2037	6,641	3,518
5.580% due 11/25/2036	10,922	6,203
5.744% due 06/25/2037 ^	90,120	45,240
5.906% due 06/25/2037	24,054	12,398
6.115% due 08/25/2036	13,886	9,217
6.203% due 06/25/2037	23,636	12,861
7.750% due 09/25/2037 ^	37,607	21,835
Residential Asset Mortgage Products Trust
1.407% (US0001M + 0.170%) due 07/25/2036 ~	7,856	7,845
1.417% (US0001M + 0.180%) due 11/25/2036 ~	6,742	6,537
1.427% (US0001M + 0.190%) due 03/25/2036 ~	2,680	2,682
1.454% (LIBOR01M + 0.220%) due 12/25/2035 ~	42,719	37,968
1.467% (US0001M + 0.230%) due 12/25/2036 ~	15,000	11,425
1.507% (US0001M + 0.270%) due 10/25/2036 ~	17,000	16,739
1.584% (LIBOR01M + 0.350%) due 12/25/2035 ~	55,410	44,401
1.637% (US0001M + 0.400%) due 02/25/2036 ~	10,980	10,798
1.667% (US0001M + 0.430%) due 11/25/2035 ~	12,673	12,695
1.777% (US0001M + 0.540%) due 07/25/2035 ~	6,500	5,649
1.787% (US0001M + 0.550%) due 02/25/2035 ~	5,348	5,366
1.817% (US0001M + 0.580%) due 10/25/2035 ~	11,246	9,489
1.827% (US0001M + 0.590%) due 08/25/2035 ~	13,673	13,770
1.827% (US0001M + 0.590%) due 11/25/2035 ~	1,000	872
1.867% (US0001M + 0.630%) due 09/25/2035 ~	10,000	8,903
1.987% (US0001M + 0.750%) due 04/25/2034 ~	11,846	11,755
2.032% (US0001M + 0.795%) due 06/25/2035 ~	5,000	5,002
2.107% (US0001M + 0.870%) due 02/25/2034 ~	3,156	3,108

30	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.107% (US0001M + 0.870%) due 04/25/2034 ~	$8,606	$8,472
2.212% (US0001M + 0.975%) due 09/25/2034 ~	3,735	3,672
2.227% (US0001M + 0.990%) due 10/25/2033 ~	4,996	4,653
2.302% (US0001M + 1.065%) due 07/25/2035 ~	10,889	10,282
2.437% (US0001M + 1.200%) due 01/25/2035 ^~	2,785	2,069
2.812% (US0001M + 1.575%) due 04/25/2034 ^~	2,201	1,673
3.217% (US0001M + 1.980%) due 04/25/2034 ^~	2,895	2,127
4.828% due 12/25/2033 ~	38	39
5.629% due 10/25/2033	247	246
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~	10,695	9,914
1.397% (US0001M + 0.160%) due 06/25/2036 ~	9,805	9,695
1.397% (US0001M + 0.160%) due 07/25/2036 ~	19,325	17,460
1.397% (US0001M + 0.160%) due 11/25/2036 ^~	7,676	7,306
1.407% (US0001M + 0.170%) due 11/25/2036 ~	26,845	24,196
1.417% (US0001M + 0.180%) due 04/25/2036 ~	1,388	1,389
1.447% (US0001M + 0.210%) due 04/25/2037 ~	38,325	34,894
1.457% (US0001M + 0.220%) due 02/25/2037 ~	5,000	4,543
1.477% (US0001M + 0.240%) due 10/25/2036 ~	56,063	53,089
1.487% (US0001M + 0.250%) due 11/25/2036 ~	88,289	61,341
1.497% (US0001M + 0.260%) due 07/25/2036 ~	15,949	10,957
1.507% (US0001M + 0.270%) due 04/25/2036 ~	7,273	7,278
1.517% (US0001M + 0.280%) due 04/25/2036 ~	19,720	18,789
1.517% (US0001M + 0.280%) due 07/25/2036 ~	16,300	13,862
1.577% (US0001M + 0.340%) due 04/25/2037 ~	50,445	42,762
1.607% (US0001M + 0.370%) due 03/25/2036 ~	20,029	19,802
1.617% (US0001M + 0.380%) due 02/25/2036 ~	6,246	6,253
1.637% (US0001M + 0.400%) due 02/25/2036 ~	10,985	10,166
1.647% (US0001M + 0.410%) due 11/25/2035 ~	25,167	22,608
1.657% (US0001M + 0.420%) due 12/25/2035 ~	721	715
1.677% (US0001M + 0.440%) due 11/25/2035 ~	5,611	5,601
1.697% (US0001M + 0.460%) due 01/25/2036 ~	10,500	10,468
1.737% (US0001M + 0.500%) due 07/25/2032 ^~	698	644
1.827% (US0001M + 0.590%) due 08/25/2035 ~	7,500	7,549
1.827% (US0001M + 0.590%) due 09/25/2035 ~	5,250	5,210
1.887% (US0001M + 0.650%) due 06/25/2035 ~	4,241	4,286
1.937% (US0001M + 0.700%) due 07/25/2035 ~	6,797	6,843
1.987% (US0001M + 0.750%) due 04/25/2034 ~	2,766	2,721
2.032% (US0001M + 0.795%) due 01/25/2035 ~	4,128	4,163
2.062% (US0001M + 0.825%) due 02/25/2034 ~	5,138	5,093

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.077% (US0001M + 0.840%) due 12/25/2034 ~	$7,348	$7,341
2.137% (US0001M + 0.900%) due 04/25/2035 ~	4,724	4,769
5.120% due 12/25/2033 ~	2,799	2,601
6.084% due 06/25/2032 ^~	1,223	1,332
6.349% due 03/25/2032	55	54
Residential Funding Home Loan Trust
1.364% (US0001M + 0.130%) due 05/25/2036 ~	1,019	964
5.950% due 08/25/2034	1,123	1,136
Santander Drive Auto Receivables Trust
1.600% due 03/16/2020	52,100	52,096
Saratoga Investment Corp. CLO Ltd.
2.857% (US0003M + 1.550%) due 10/20/2025 ~	29,600	29,860
Saxon Asset Securities Trust
1.737% (US0001M + 0.500%) due 03/25/2032 ~	495	486
1.887% (US0001M + 0.650%) due 11/25/2035 ~	6,000	3,457
2.212% (US0001M + 0.975%) due 12/25/2033 ~	4,477	4,338
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	561	213
1.317% (US0001M + 0.080%) due 11/25/2036 ^~	217	81
1.337% (US0001M + 0.100%) due 07/25/2036 ~	29,522	16,942
1.377% (US0001M + 0.140%) due 07/25/2036 ~	22,753	17,780
1.387% (US0001M + 0.150%) due 07/25/2036 ~	29,450	17,045
1.397% (US0001M + 0.160%) due 07/25/2036 ~	7,196	3,975
1.397% (US0001M + 0.160%) due 11/25/2036 ~	11,333	4,276
1.407% (US0001M + 0.170%) due 08/25/2036 ~	11,258	5,160
1.437% (US0001M + 0.200%) due 12/25/2036 ~	90,567	49,177
1.477% (US0001M + 0.240%) due 07/25/2036 ~	5,389	3,166
1.487% (US0001M + 0.250%) due 05/25/2036 ~	3,151	1,947
1.487% (US0001M + 0.250%) due 06/25/2036 ~	30,039	23,708
1.527% (US0001M + 0.290%) due 11/25/2035 ~	6,835	6,803
1.527% (US0001M + 0.290%) due 12/25/2035 ~	7,405	7,290
1.637% (US0001M + 0.400%) due 11/25/2035 ~	35,178	21,805
1.637% (US0001M + 0.400%) due 12/25/2035 ~	17,258	8,867
1.912% (US0001M + 0.675%) due 01/25/2035 ~	4,674	4,605
2.197% (US0001M + 0.960%) due 01/25/2036 ^~	2,524	1,777
Securitized Term Auto Receivables Trust
1.284% due 11/26/2018	7,728	7,724
1.524% due 03/25/2020	5,000	4,980
SG Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 10/25/2036 ~	33,385	28,678
SLM Private Credit Student Loan Trust
1.510% (US0003M + 0.190%) due 12/15/2023 ~	1,872	1,872
1.560% (US0003M + 0.240%) due 12/16/2041 ~	4,000	3,689
SLM Private Education Loan Trust
2.284% (US0001M + 1.050%) due 05/17/2027 ~	8,419	8,476
3.310% due 10/15/2046	6,785	6,813
4.370% due 04/17/2028	8,153	8,289

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.484% (US0001M + 3.250%) due 05/16/2044 ~		$14,588	$15,099
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	3,045	3,594
0.069% (EUR003M + 0.400%) due 10/25/2039 ~		10,000	11,205
1.404% (US0003M + 0.090%) due 01/26/2026 ~		$56,623	56,529
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~		65,932	65,937
2.814% (US0003M + 1.500%) due 04/25/2023 ~		28,779	29,490
SMB Private Education Loan Trust
1.784% (US0001M + 0.550%) due 11/15/2023 ~		17,294	17,337
2.750% due 07/15/2027		9,687	9,792
2.980% due 07/15/2027		16,700	17,028
3.050% due 05/15/2026		202	206
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		5,095	5,088
1.630% due 01/25/2036		51,366	51,319
2.187% (US0001M + 0.950%) due 01/25/2039 ~		5,271	5,329
2.340% due 04/25/2033		7,800	7,740
2.510% due 08/25/2033		11,741	11,771
2.720% due 10/27/2036		49,051	49,350
3.020% due 10/25/2027		1,193	1,207
3.020% due 02/25/2040		23,740	23,893
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~		31,953	32,017
Soundview Home Loan Trust
1.347% (US0001M + 0.110%) due 01/25/2037 ~		325	239
1.347% (US0001M + 0.110%) due 02/25/2037 ~		233	91
1.367% (US0001M + 0.130%) due 07/25/2037 ~		12	12
1.387% (US0001M + 0.150%) due 07/25/2036 ~		71,581	69,380
1.387% (US0001M + 0.150%) due 03/25/2037 ~		29,225	28,375
1.397% (US0001M + 0.160%) due 10/25/2036 ~		13,998	13,859
1.397% (US0001M + 0.160%) due 01/25/2037 ~		59,281	43,895
1.407% (US0001M + 0.170%) due 06/25/2036 ~		17,733	17,526
1.407% (US0001M + 0.170%) due 11/25/2036 ~		80,327	35,794
1.447% (US0001M + 0.210%) due 06/25/2037 ~		11,161	7,796
1.467% (US0001M + 0.230%) due 06/25/2036 ~		10,000	9,027
1.477% (US0001M + 0.240%) due 07/25/2036 ~		9,800	7,976
1.477% (US0001M + 0.240%) due 01/25/2037 ~		25,800	19,294
1.487% (US0001M + 0.250%) due 11/25/2036 ~		335	276
1.497% (US0001M + 0.260%) due 12/25/2035 ~		355	356
1.507% (US0001M + 0.270%) due 12/25/2036 ~		5,000	4,183
1.587% (US0001M + 0.350%) due 12/25/2035 ~		20,000	19,715
1.607% (US0001M + 0.370%) due 03/25/2036 ~		14,893	10,573
1.607% (US0001M + 0.370%) due 02/25/2037 ~		24,843	10,228
1.747% (US0001M + 0.510%) due 08/25/2035 ~		22,934	23,073
1.987% (US0001M + 0.750%) due 06/25/2035 ~		17,750	15,798

See Accompanying Notes	31

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.062% (US0001M + 0.825%) due 06/25/2035 ~		$2,401	$2,378
2.537% (US0001M + 1.300%) due 11/25/2033 ~		549	561
Specialty Underwriting & Residential Finance Trust
1.477% (US0001M + 0.240%) due 09/25/2037 ~		22,138	11,102
1.487% (US0001M + 0.250%) due 06/25/2037 ~		7,063	5,363
1.507% (US0001M + 0.270%) due 04/25/2037 ~		5,232	3,206
1.537% (US0001M + 0.300%) due 12/25/2036 ~		91	91
1.837% (US0001M + 0.600%) due 06/25/2036 ~		2,000	1,860
2.407% (US0001M + 1.170%) due 12/25/2035 ~		2,000	1,809
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	39,931
SpringCastle America Funding LLC
3.050% due 04/25/2029		87,191	87,881
St Paul’s CLO DAC
0.679% (EUR003M + 1.010%) due 04/25/2028 ~	EUR	133,200	157,822
St Paul’s CLO Ltd.
0.717% (EUR006M + 0.990%) due 01/15/2028 ~		233,450	276,384
Streeterville ABS CDO Ltd.
1.522% (US0003M + 0.350%) due 11/03/2040 ~		$108,497	91,539
Structured Asset Investment Loan Trust
1.367% (US0001M + 0.130%) due 07/25/2036 ~		54,132	40,693
1.377% (US0001M + 0.140%) due 06/25/2036 ~		38,521	35,963
1.387% (US0001M + 0.150%) due 07/25/2036 ~		9,888	9,625
1.410% (US0001M + 0.173%) due 07/25/2036 ~		61,238	44,081
1.547% (US0001M + 0.310%) due 01/25/2036 ~		67,961	55,676
1.567% (US0001M + 0.330%) due 12/25/2035 ~		5,051	5,062
1.937% (US0001M + 0.700%) due 04/25/2033 ~		566	556
1.957% (US0001M + 0.720%) due 10/25/2035 ~		63,800	62,340
1.972% (US0001M + 0.735%) due 03/25/2035 ~		9,251	9,288
1.972% (US0001M + 0.735%) due 08/25/2035 ~		4,923	4,941
2.002% (US0001M + 0.765%) due 08/25/2035 ~		32,258	30,816
2.017% (US0001M + 0.780%) due 07/25/2035 ~		13,234	13,282
2.137% (US0001M + 0.900%) due 04/25/2035 ~		12,640	10,678

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.212% (US0001M + 0.975%) due 09/25/2034 ~	$140	$135
Structured Asset Securities Corp.
1.987% (US0001M + 0.750%) due 02/25/2035 ~	9,991	8,951
Structured Asset Securities Corp. Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 05/25/2036 ~	35,270	33,610
1.372% (US0001M + 0.135%) due 07/25/2036 ~	54,464	53,151
1.377% (US0001M + 0.140%) due 09/25/2036 ~	4,018	4,008
1.377% (US0001M + 0.140%) due 08/25/2046 ~	47,627	45,177
1.387% (US0001M + 0.150%) due 09/25/2036 ~	10,460	10,201
1.397% (US0001M + 0.160%) due 03/25/2036 ~	29,634	26,181
1.397% (US0001M + 0.160%) due 04/25/2036 ~	37,698	36,997
1.407% (US0001M + 0.170%) due 06/25/2037 ~	10,520	9,964
1.417% (US0001M + 0.180%) due 03/25/2037 ~	7,000	4,565
1.437% (US0001M + 0.200%) due 02/25/2037 ~	19,220	18,773
1.457% (US0001M + 0.220%) due 10/25/2037 ~	57,385	39,751
1.467% (US0001M + 0.230%) due 05/25/2047 ~	6,000	5,756
1.487% (US0001M + 0.250%) due 09/25/2036 ~	27,300	26,697
1.487% (US0001M + 0.250%) due 03/25/2037 ~	30,431	20,036
1.507% (US0001M + 0.270%) due 04/25/2036 ~	12,000	10,650
1.527% (US0001M + 0.290%) due 07/25/2036 ~	41,572	29,566
1.527% (US0001M + 0.290%) due 09/25/2036 ~	62,675	46,736
1.537% (US0001M + 0.300%) due 04/25/2031 ~	11,241	10,916
1.537% (US0001M + 0.300%) due 12/25/2035 ~	25,353	18,271
1.537% (US0001M + 0.300%) due 01/25/2037 ~	13,630	7,060
1.537% (US0001M + 0.300%) due 03/25/2037 ~	10,479	6,948
1.547% (US0001M + 0.310%) due 05/25/2036 ~	34,000	28,009
1.547% (US0001M + 0.310%) due 12/25/2036 ~	35,465	16,935
1.557% (US0001M + 0.320%) due 05/25/2037 ~	4,933	4,905
1.607% (US0001M + 0.370%) due 04/25/2036 ~	10,300	9,570
1.707% (US0001M + 0.470%) due 02/25/2036 ~	12,034	10,165
1.737% (US0001M + 0.500%) due 11/25/2037 ~	5,100	3,575
1.907% (US0001M + 0.670%) due 11/25/2035 ~	1,457	1,364
2.237% (US0001M + 1.000%) due 08/25/2037 ~	17,326	17,684
2.287% (US0001M + 1.050%) due 08/25/2037 ~	7,000	5,542
2.337% (US0001M + 1.100%) due 10/25/2037 ~	78,009	38,690
2.637% (US0001M + 1.400%) due 11/25/2035 ~	3,000	2,805
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.587% (US0001M + 1.350%) due 04/25/2033 ~	210	210

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.450% due 02/25/2032	$372	$367
5.410% due 06/25/2033	117	118
Structured Asset Securities Corp. Trust
7.325% due 05/25/2031 ~	3,792	3,482
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	32,200	32,256
2.474% (US0003M + 1.170%) due 01/17/2026 ~	25,000	25,078
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~	2,305	2,310
Symphony CLO Ltd.
2.054% (US0003M + 0.750%) due 01/15/2024 ~	45,373	45,372
2.334% (US0003M + 1.030%) due 10/15/2025 ~	61,850	62,011
Taberna Preferred Funding Ltd.
1.620% (LIBOR03M + 0.470%) due 07/05/2035 ~	663	560
1.712% (LIBOR03M + 0.400%) due 02/05/2036 ~	131,208	103,654
1.771% (LIBOR03M + 0.470%) due 07/05/2035 ~	43,896	37,092
Terwin Mortgage Trust
1.547% (US0001M + 0.310%) due 04/25/2037 ~	15,805	12,828
1.637% (US0001M + 0.400%) due 09/25/2036 ~	12,700	5,937
THL Credit Wind River CLO Ltd.
2.754% (US0003M + 1.450%) due 01/15/2026 ~	14,800	14,866
TICP CLO Ltd.
2.494% (US0003M + 1.180%) due 04/26/2026 ~	19,700	19,788
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~	51,100	51,622
Trapeza CDO LLC
2.189% (US0006M + 0.850%) due 01/20/2034 ~	1,176	1,123
Trapeza CDO Ltd.
1.591% (US0003M + 0.280%) due 11/09/2042 ~	38,631	33,222
1.592% (US0003M + 0.290%) due 04/06/2042 ~	37,960	33,025
1.641% (US0003M + 0.330%) due 11/09/2042 ~	14,000	9,240
1.647% (US0003M + 0.330%) due 01/27/2040 ~	43,668	39,301
1.652% (US0003M + 0.350%) due 04/06/2042 ~	8,300	5,478
1.724% (US0003M + 0.410%) due 01/25/2035 ~	13,730	12,631
Triaxx Prime CDO Ltd.
1.491% (US0001M + 0.260%) due 10/02/2039 ~	12,559	9,294
1.860% (LIBOR03M + 0.525%) due 10/02/2039 ~	242,000	237,160
Tropic CDO Ltd.
1.448% (US0003M + 0.290%) due 07/15/2036 ~	43,158	36,900
1.478% (US0003M + 0.320%) due 07/15/2036 ~	45,679	38,370
Truman Capital Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 03/25/2036 ~	146	142
TruPS Financials Note Securitization Ltd.
2.946% (US0003M + 2.250%) due 01/20/2038 ~	122,066	122,676
3.040% (US0003M + 1.830%) due 04/20/2038 ~	42,650	42,650
4.260% due 04/20/2038	20,000	20,200
U.S. Capital Funding Ltd.
1.584% (US0003M + 0.280%) due 10/10/2040 ~	56,257	47,256
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036	385	387

32	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 09/25/2056 ~	$42,251	$42,394
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	6,000
Venture CDO Ltd.
1.537% (US0003M + 0.230%) due 01/20/2022 ~	5,573	5,549
1.593% (US0003M + 0.280%) due 07/22/2021 ~	4,654	4,652
Venture CLO Ltd.
2.674% (US0003M + 1.370%) due 01/15/2027 ~	111,500	112,106
Vertical Bridge CC LLC
5.193% due 10/15/2046	10,986	11,150
VOLT LLC
3.875% due 04/25/2055	630	632
WaMu Asset-Backed Certificates WaMu Trust
1.347% (US0001M + 0.110%) due 04/25/2037 ~	61	35
1.387% (US0001M + 0.150%) due 01/25/2037 ~	69,063	53,952
1.407% (US0001M + 0.170%) due 07/25/2047 ~	19,654	13,324
1.462% (US0001M + 0.225%) due 05/25/2047 ~	65,363	53,788
1.477% (US0001M + 0.240%) due 05/25/2047 ~	34,535	26,334
1.487% (US0001M + 0.250%) due 05/25/2047 ~	23,586	18,005
Wasatch Ltd.
1.469% (US0001M + 0.240%) due 11/14/2022 ~	20,776	20,663
1.549% (US0003M + 0.240%) due 11/14/2022 ~	34,627	34,438
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	175	96
1.387% (US0001M + 0.150%) due 05/25/2036 ~	18,582	15,483
1.417% (US0001M + 0.180%) due 10/25/2036 ~	17,572	9,867
1.477% (US0001M + 0.240%) due 08/25/2036 ~	12,600	7,793
Wells Fargo Home Equity Asset-Backed Securities Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~	32,550	31,018
1.867% (US0001M + 0.630%) due 11/25/2035 ~	2,600	2,591
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.867% (US0001M + 0.630%) due 04/25/2034 ~	133	124
Westlake Automobile Receivables Trust
1.420% due 10/15/2019	55,197	55,172
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~	17,325	17,389

Total Asset-Backed Securities (Cost $20,842,441)		22,082,698

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SOVEREIGN ISSUES 10.3%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	452,750	$26,165
Argentina Government International Bond
2.260% due 12/31/2038	EUR	15,641	12,640
2.500% due 12/31/2038		$14,150	10,082
3.875% due 01/15/2022	EUR	26,610	32,121
6.875% due 01/26/2027		$9,371	10,135
7.500% due 04/22/2026		10,600	11,925
7.820% due 12/31/2033	EUR	22,781	30,100
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	5,948,347	363,963
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	37,500	46,593
6.350% due 11/30/2041		5,500	6,638
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (g)	BRL	3,162,613	981,260
0.000% due 04/01/2018 (g)		9,117,413	2,783,515
0.000% due 07/01/2018 (g)		8,879,921	2,666,261
0.000% due 10/01/2018 (g)		3,860,300	1,138,727
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (h)		183,427	65,372
6.000% due 08/15/2050 (h)		1,143,734	413,146
10.000% due 01/01/2025		174,803	56,795
Korea Expressway Corp.
1.875% due 10/22/2017		$2,800	2,799
Korea Housing Finance Corp.
1.625% due 09/15/2018		2,750	2,733
Kuwait International Government Bond
2.750% due 03/20/2022		108,310	109,682
3.500% due 03/20/2027		336,400	346,501
Mexico Government International Bond
4.000% due 03/15/2115	EUR	4,400	4,865
Panama Government International Bond
6.700% due 01/26/2036		$200	266
Peru Government International Bond
5.700% due 08/12/2024	PEN	55,900	18,194
6.150% due 08/12/2032		279,510	90,600
6.900% due 08/12/2037		8,017	2,716
8.200% due 08/12/2026		18,400	6,975
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5,465	6,066
3.000% due 02/24/2024		10,304	11,215
3.000% due 02/24/2025		5,465	5,851
3.000% due 02/24/2026		11,175	11,779
3.000% due 02/24/2027		14,875	15,350
3.000% due 02/24/2028		10,716	10,653
3.000% due 02/24/2029		7,466	7,192
3.000% due 02/24/2030		16,266	15,326
3.000% due 02/24/2031		7,266	6,715
3.000% due 02/24/2032		6,166	5,632
3.000% due 02/24/2033 (m)		5,866	5,267
3.000% due 02/24/2034		46,343	40,980
3.000% due 02/24/2035		9,906	8,636
3.000% due 02/24/2036		19,180	16,462
3.000% due 02/24/2037		6,366	5,413
3.000% due 02/24/2038		6,366	5,363
3.000% due 02/24/2039		8,600	7,234
3.000% due 02/24/2040		6,366	5,341
3.000% due 02/24/2041 (m)		7,066	5,939
3.000% due 02/24/2042		6,666	5,591
4.750% due 04/17/2019		88,710	107,493
Russia Government International Bond
5.625% due 04/04/2042		$55,200	61,492
Saudi Government International Bond
2.375% due 10/26/2021		400	395
2.875% due 03/04/2023 (b)		119,500	119,148
3.250% due 10/26/2026		26,400	26,154
3.625% due 03/04/2028 (b)		132,700	132,323
4.500% due 10/26/2046		176,600	176,567
4.625% due 10/04/2047 (b)		159,200	159,947
Sri Lanka Government International Bond
6.200% due 05/11/2027		20,600	21,649

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Uruguay Government International Bond
5.100% due 06/18/2050	$200	$211
Venezuela Government International Bond
9.250% due 09/15/2027	50,508	20,203

Total Sovereign Issues (Cost $10,060,400)		10,268,356

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (e)	2,788,322	0

FINANCIALS 0.0%
TIG FinCo PLC (k)+	4,916,832	6,589

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (e)(k)	8,220	15
NVHL S.A. ‘B’ (e)(k)	8,220	15
NVHL S.A. ‘C’ (e)(k)	8,220	15
NVHL S.A. ‘D’ (e)(k)	8,220	15
NVHL S.A. ‘E’ (e)(k)	8,220	15
NVHL S.A. ‘F’ (e)(k)	8,220	16
NVHL S.A. ‘G’ (e)(k)	8,220	16
NVHL S.A. ‘H’ (e)(k)	8,220	16
NVHL S.A. ‘I’ (e)(k)	8,220	16
NVHL S.A. ‘J’ (e)(k)	8,220	16

		155

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC +(k)	15,369,768	4,082

Total Common Stocks (Cost $10,750)		10,826

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 +	684,000	261

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 +	116,700	7

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	142,937	34

Total Warrants (Cost $376)		302

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (i)	800	1,052

Total Convertible Preferred Securities (Cost $724)		1,052

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(i)	87,500	9,625
VEREIT, Inc.
6.700% due 01/03/2019 (i)	260,000	6,698
Vici Properties LLC
0.000% due 10/04/2035 (k)	542,205	11,296

		27,619

INDUSTRIALS 0.0%
Sequa Corp.
9.000% +	12,675	12,041

Total Preferred Securities (Cost $36,113)		39,660

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.781% due 03/16/2018	$120,300	120,417
1.940% due 09/04/2018	279,500	279,723
Mizuho Bank Ltd.
2.010% due 12/12/2017	189,800	190,093
Norinchukin Bank
2.019% due 10/12/2017	27,500	27,508

See Accompanying Notes	33

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		$70,150	$70,161

			687,902

REPURCHASE AGREEMENTS (l) 0.1%			100,198

ARGENTINA TREASURY BILLS 0.3%
3.036% due 10/13/2017 - 09/28/2018 (f)(g)		284,300	280,670

MEXICO TREASURY BILLS 0.6%
7.016% due 11/30/2017 - 03/01/2018 (f)(g)	MXN	10,827,966	579,736

U.S. TREASURY BILLS 0.2%
1.052% due 11/09/2017 - 02/22/2018 (f)(g)(m)(o)(q)		$189,061	188,522

Total Short-Term Instruments (Cost $1,792,979)			1,837,028

Total Investments in Securities (Cost $112,726,925)			116,217,155

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	275,153,256	$2,719,890

Total Short-Term Instruments (Cost $2,719,899)		2,719,890

Total Investments in Affiliates (Cost $2,719,899)		2,719,890

Total Investments 119.5% (Cost $115,446,824)		$118,937,045
Financial Derivative Instruments (n)(p) (0.7)% (Cost or Premiums, net $(1,047,853))		(654,096)
Other Assets and Liabilities, net (18.8)%		(18,747,891)

Net Assets 100.0%		$99,535,058

34	See Accompanying Notes

September 30, 2017

(Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021	10/02/2014	$35,288	$36,125	0.04%
NVHL S.A. ‘A’	03/09/2012	26	15	0.00
NVHL S.A. ‘B’	03/09/2012	26	15	0.00
NVHL S.A. ‘C’	03/09/2012	26	15	0.00
NVHL S.A. ‘D’	03/09/2012	27	15	0.00
NVHL S.A. ‘E’	03/09/2012	27	15	0.00
NVHL S.A. ‘F’	03/09/2012	27	16	0.00
NVHL S.A. ‘G’	03/09/2012	27	16	0.00
NVHL S.A. ‘H’	03/09/2012	27	16	0.00
NVHL S.A. ‘I’	03/09/2012	27	16	0.00
NVHL S.A. ‘J’	03/09/2012	27	16	0.00
Rise Ltd.
4.750% due 01/31/2021	02/11/2014	3,202	3,248	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,082	0.00
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	6,589	0.01
Vici Properties LLC 0.000% due 10/04/2035	09/27/2017	542,205	11,296	0.01

		$591,445	$61,495	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(I)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.200%	09/29/2017	10/02/2017	$83,800	U.S. Treasury Notes 1.875% due 03/31/2022	$(84,585)	$83,800	$83,808
FICC	0.500%	09/29/2017	10/02/2017	16,398	U.S. Treasury Notes 1.750% due 05/31/2022	(16,727)	16,398	16,399

Total Repurchase Agreements						$(101,312)	$100,198	$100,207

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.230%	08/10/2017	10/10/2017		$	(10,137)	$(10,156)
	1.230	09/13/2017	10/10/2017			(4,657)	(4,661)
	1.240	08/21/2017	10/20/2017			(403,506)	(404,090)
	1.270	08/24/2017	10/24/2017			(429,450)	(430,041)
	1.270	08/28/2017	10/10/2017			(177,844)	(178,063)
	1.270	09/13/2017	10/10/2017			(2,430)	(2,432)
	1.280	07/13/2017	10/13/2017			(948,451)	(951,183)
	1.280	07/14/2017	10/13/2017			(503,750)	(505,183)
BOS	1.260	07/13/2017	10/11/2017			(5,031)	(5,046)
	1.270	09/14/2017	10/20/2017			(10,075)	(10,081)
	1.280	09/18/2017	10/26/2017			(317)	(317)
	1.320	09/13/2017	10/12/2017			(397,204)	(397,481)
	1.320	09/14/2017	10/16/2017			(354,313)	(354,546)
BRC	(20.000)	04/07/2017	TBD	(3)	EUR	(616)	(659)
BSN	1.250	09/13/2017	10/27/2017		$	(2,025)	(2,026)
	1.300	08/21/2017	10/20/2017			(580,494)	(581,374)
	1.300	08/28/2017	10/27/2017			(199,633)	(199,885)
	1.300	09/21/2017	10/20/2017			(414,742)	(414,907)
	1.330	09/13/2017	10/12/2017			(499,714)	(500,065)
CFR	(0.500)	09/08/2017	TBD	(3)	EUR	(1,100)	(1,300)
	(0.250)	05/12/2017	TBD	(3)	$	(2,668)	(2,663)
GRE	1.240	09/18/2017	10/11/2017			(1,162)	(1,162)
	1.280	09/13/2017	10/18/2017			(405)	(405)
GSC	1.300	08/21/2017	10/20/2017			(493,488)	(494,236)
IND	1.300	07/03/2017	10/03/2017			(40,500)	(40,633)
	1.300	07/24/2017	10/03/2017			(121,500)	(121,807)
	1.300	08/02/2017	10/03/2017			(278,110)	(278,723)
JPS	0.890	09/28/2017	10/02/2017			(6,982)	(6,983)
	1.220	08/21/2017	10/20/2017			(1,115)	(1,116)
	1.220	08/31/2017	10/20/2017			(12,330)	(12,343)
	1.260	08/21/2017	10/20/2017			(385,813)	(386,380)
	1.270	08/18/2017	11/17/2017			(35,700)	(35,757)
	1.270	09/29/2017	11/17/2017			(19,635)	(19,637)
	1.320	09/11/2017	12/11/2017			(102,750)	(102,829)
	1.350	09/13/2017	10/12/2017			(41,748)	(41,778)
	2.954	09/12/2017	10/13/2017			(3,147)	(3,152)
MEI	(1.000)	09/21/2017	TBD	(3)	EUR	(1,101)	(1,300)
MYI	(20.000)	09/08/2017	TBD	(3)		(72)	(84)
	(14.000)	09/08/2017	TBD	(3)		(233)	(273)
NOM	1.320	07/18/2017	10/18/2017		$	(1,398,789)	(1,402,687)
	1.320	07/26/2017	10/18/2017			(206,085)	(206,599)
	1.320	07/31/2017	10/18/2017			(100,015)	(100,246)
	1.320	08/14/2017	10/18/2017			(824,739)	(826,221)
	1.320	08/21/2017	10/18/2017			(74,097)	(74,211)
	1.350	09/14/2017	10/18/2017			(1,150,450)	(1,151,227)
RDR	0.250	07/21/2017	TBD	(3)		(3,483)	(3,485)
	1.270	09/07/2017	10/12/2017			(45,102)	(45,142)
	1.320	09/13/2017	10/02/2017			(48,397)	(48,431)
	1.320	09/21/2017	10/25/2017			(492,208)	(492,407)
	1.360	07/17/2017	10/17/2017			(176,909)	(177,424)
SCX	1.250	08/08/2017	10/06/2017			(409,750)	(410,532)
	1.270	08/17/2017	10/17/2017			(203,500)	(203,830)
	1.280	08/21/2017	10/23/2017			(153,188)	(153,416)
	1.280	09/07/2017	10/11/2017			(64,102)	(64,159)
	1.290	08/21/2017	11/21/2017			(510,625)	(511,393)
SGY	1.250	09/14/2017	10/16/2017			(87,940)	(87,995)

Total Reverse Repurchase Agreements							$(12,464,162)

See Accompanying Notes	35

Schedule of Investments PIMCO Income Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (4)
BCY	0.800%	09/29/2017	10/02/2017	$	(83,790)	$(83,790)
UBS	1.200%	08/15/2017	10/02/2017		(38,029)	(38,029)
	1.200%	09/12/2017	10/02/2017		(5,384)	(5,383)
	1.210%	08/07/2017	10/06/2017		(19,122)	(19,120)
	1.210%	08/08/2017	10/11/2017		(93,092)	(93,063)
	1.210%	08/09/2017	10/10/2017		(376,738)	(376,637)
	1.210%	08/14/2017	10/11/2017		(34,767)	(34,756)
	1.210%	08/15/2017	10/06/2017		(62,148)	(62,140)
	1.210%	08/18/2017	10/06/2017		(80,194)	(80,183)
	1.210%	08/22/2017	10/06/2017		(85,989)	(85,977)
	1.210%	08/25/2017	10/06/2017		(45,527)	(45,521)
	1.210%	08/31/2017	10/11/2017		(608)	(608)
	1.210%	09/06/2017	10/06/2017		(1,833)	(1,833)
	1.210%	09/06/2017	10/11/2017		(1,987)	(1,986)
	1.220%	08/15/2017	11/03/2017		(6,140)	(6,134)
	1.220%	08/15/2017	11/10/2017		(5,492)	(5,485)
	1.220%	08/18/2017	11/03/2017		(4,807)	(4,802)
	1.220%	08/21/2017	11/03/2017		(21,885)	(21,861)
	1.220%	08/23/2017	11/03/2017		(11,927)	(11,914)
	1.220%	08/30/2017	11/03/2017		(907)	(906)
	1.220%	09/06/2017	11/10/2017		(2,774)	(2,770)
	1.280%	09/05/2017	12/04/2017		(405,834)	(404,929)
	1.280%	09/06/2017	12/07/2017		(23,298)	(23,244)
	1.280%	09/12/2017	12/07/2017		(662)	(660)
	1.280%	09/18/2017	12/07/2017		(106)	(106)
	1.280%	09/26/2017	12/04/2017		(693)	(692)
	1.280%	09/26/2017	12/07/2017		(1,288)	(1,285)
	1.280%	09/29/2017	12/04/2017		(604)	(602)
	1.280%	09/29/2017	12/07/2017		(2,716)	(2,710)

Total Sale-Buyback Transactions						$(1,417,126)

36	See Accompanying Notes

September 30, 2017

(Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.6)%
Fannie Mae, TBA	2.500%	10/01/2047	$431,000	$(422,222)	$(417,018)
Fannie Mae, TBA	3.000%	10/01/2047	1,207,450	(1,216,476)	(1,210,846)
Fannie Mae, TBA	3.000%	11/01/2047	368,000	(369,524)	(368,460)
Fannie Mae, TBA	3.500%	10/01/2032	692,000	(721,734)	(720,525)
Fannie Mae, TBA	4.000%	10/01/2047	475,500	(501,211)	(500,501)
Fannie Mae, TBA	4.000%	12/01/2047	234,190	(245,936)	(245,771)
Fannie Mae, TBA	4.500%	10/01/2047	61,000	(65,513)	(65,463)
Fannie Mae, TBA	4.500%	11/01/2047	87,000	(93,308)	(93,265)
Freddie Mac, TBA	3.000%	10/01/2032	44,100	(45,588)	(45,314)
Freddie Mac, TBA	3.000%	10/01/2047	1,439,300	(1,453,478)	(1,443,798)
Freddie Mac, TBA	4.000%	10/01/2047	738,400	(778,765)	(777,281)
Ginnie Mae, TBA	3.000%	10/01/2047	1,877,350	(1,909,097)	(1,903,017)
Ginnie Mae, TBA	3.000%	11/01/2047	1,723,400	(1,748,220)	(1,744,842)
Ginnie Mae, TBA	4.000%	11/01/2047	3,800	(4,002)	(3,998)

Total Short Sales (9.6)%				$(9,575,074)	$(9,540,099)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$83,808	$0	$0	$83,808	$(84,585)	$(777)
BOM	0	(2,485,809)	0	(2,485,809)	2,469,463	(16,346)
BOS	0	(767,471)	0	(767,471)	776,685	9,214
BRC	0	(659)	0	(659)	701	42
BSN	0	(1,698,257)	0	(1,698,257)	1,747,759	49,502
CFR	0	(3,963)	0	(3,963)	4,019	56
FICC	16,399	0	0	16,399	(16,727)	(328)
GRE	0	(1,567)	0	(1,567)	1,543	(24)
GSC	0	(494,236)	0	(494,236)	508,541	14,305
IND	0	(441,163)	0	(441,163)	439,291	(1,872)
JPS	0	(609,975)	0	(609,975)	606,670	(3,305)
MEI	0	(1,300)	0	(1,300)	1,308	8
MYI	0	(357)	0	(357)	353	(4)
NOM	0	(3,761,191)	0	(3,761,191)	3,860,991	99,800
RDR	0	(766,889)	0	(766,889)	795,380	28,491
SCX	0	(1,343,330)	0	(1,343,330)	1,336,387	(6,943)
SGY	0	(87,995)	0	(87,995)	87,046	(949)
Master Securities Forward Transaction Agreement
BCY	0	0	(83,790)	(83,790)	83,401	(389)
UBS	0	0	(1,333,336)	(1,333,336)	1,324,573	(8,763)

Total Borrowings and Other Financing Transactions	$100,207	$(12,464,162)	$(1,417,126)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(8,748)	$(8,748)
Sovereign Issues	0	0	0	(1,016)	(1,016)
U.S. Government Agencies	0	(7,063,898)	0	0	(7,063,898)
U.S. Treasury Obligations	0	(4,720,884)	(669,616)	0	(5,390,500)

Total	$0	$(11,784,782)	$(669,616)	$(9,764)	$(12,464,162)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(929,026)	(488,100)	0	(1,417,126)

Total	$0	$(929,026)	$(488,100)	$0	$(1,417,126)

Total Borrowings	$0	$(12,713,808)	$(1,157,716)	$(9,764)	$(13,881,288)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(13,881,288)

(m)	Securities with an aggregate market value of $14,012,186 and cash of $41,666 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(16,367,982) at a weighted average interest rate of 1.093%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	37

Schedule of Investments PIMCO Income Fund (Cont.)

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,215) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	10/25/2017	100,000	$100	$0	$0

Total Written Options							$0	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	7,776	AUD	774,891	$(6,791)	$1,216	$(4,571)
Euro-Bund 10-Year Bond December Futures	12/2017	3	EUR	571	(1)	1	(1)
Euro-Buxl 30-Year Bond December Futures	12/2017	3		579	(13)	3	(2)
U.S. Treasury 10-Year Note December Futures	12/2017	1,498	$	187,718	(1,952)	0	(351)

Total Futures Contracts					$(8,757)	$1,220	$(4,925)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Canadian Natural Resources Ltd.	(1.000)%	Quarterly	03/20/2018	0.086%		$2,200	$(14)	$3	$(11)	$0	$(1)
Constellation Energy Group, Inc.	(1.000)%	Quarterly	06/20/2020	0.141%		1,900	(50)	6	(44)	1	0
Devon Energy Corp.	(1.000)%	Quarterly	03/20/2019	0.152%		1,800	(7)	(16)	(23)	0	0
Kinder Morgan Energy Partners LP	(1.000)%	Quarterly	03/20/2019	0.091%		1,000	(8)	(6)	(14)	0	0

							$(79)	$(13)	$(92)	$1	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2017	0.070%	EUR	22,400	$117	$(52)	$65	$1	$0
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.463%		$22,400	3,828	48	3,876	17	0
Anheuser-Busch InBev S.A.	1.000%	Quarterly	12/20/2017	0.090%	EUR	33,700	198	(102)	96	6	0
Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2021	14.023%		10,400	(2,427)	(212)	(2,639)	12	0
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.460%		$25,200	151	412	563	4	0
Chesapeake Energy Corp.	5.000%	Quarterly	09/20/2018	2.669%		6,273	40	111	151	0	(31)
Chesapeake Energy Corp.	5.000%	Quarterly	12/20/2018	2.416%		5,970	96	99	195	0	(27)
Chesapeake Energy Corp.	5.000%	Quarterly	03/20/2019	2.694%		2,500	(28)	114	86	0	(15)
Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.209%	EUR	71,880	382	(201)	181	5	0
Navient Corp.	5.000%	Quarterly	09/20/2020	1.388%		$3,000	135	182	317	4	0
Navient Corp.	5.000%	Quarterly	06/20/2022	2.685%		4,200	370	56	426	14	0
Royal Bank of Scotland PLC	1.000%	Quarterly	12/20/2021	0.431%	EUR	24,700	370	344	714	0	(10)
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2021	1.540%		$11,600	229	1,389	1,618	17	0

							$3,461	$2,188	$5,649	$80	$(83)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	Quarterly	12/20/2021	$646,222	$(18,870)	$(1,851)	$(20,721)	$668	$(1,410)
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022	430,500	(16,607)	(1,686)	(18,293)	0	(646)
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	817,800	(100,083)	(5,598)	(105,681)	63	(3,612)

					$(135,560)	$(9,135)	$(144,695)	$731	$(5,668)

38	See Accompanying Notes

September 30, 2017

(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	$25,300	$826	$(673)	$153	$12	$0
CDX.EM-21 5-Year Index	5.000%	Quarterly	06/20/2019	68,172	2,963	(1,564)	1,399	29	0
CDX.EM-24 5-Year Index	1.000%	Quarterly	12/20/2020	32,316	(1,611)	598	(1,013)	18	0
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	222,900	(9,184)	251	(8,933)	113	0
CDX.HY-19 5-Year Index	5.000%	Quarterly	12/20/2017	137,381	4,539	(4,301)	238	86	0
CDX.HY-20 5-Year Index	5.000%	Quarterly	06/20/2018	84,170	4,197	(2,270)	1,927	46	0
CDX.HY-21 5-Year Index	5.000%	Quarterly	12/20/2018	1,645	97	(41)	56	2	0
CDX.HY-24 5-Year Index	5.000%	Quarterly	06/20/2020	2,244,478	185,699	(28,031)	157,668	2,408	0
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	2,520,482	199,363	(27,314)	172,049	3,144	0

					$386,889	$(63,345)	$323,544	$5,858	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	123,425	$941	$905	$1,846	$33	$0
Pay	1-Year BRL-CDI	12.000%	Maturity	01/04/2021		96,100	(10)	1,777	1,767	25	0
Pay	1-Year BRL-CDI	12.230%	Maturity	01/04/2021		437,400	1,771	8,167	9,938	113	0
Pay	1-Year BRL-CDI	12.810%	Maturity	01/04/2021		415,470	3,679	7,791	11,470	107	0
Receive	1-Year BRL-CDI	14.153%	Maturity	01/04/2021		607,500	(13,505)	(11,823)	(25,328)	0	(152)
Pay	1-Year BRL-CDI	15.590%	Maturity	01/04/2021		93,210	(3,265)	(1,867)	(5,132)	0	(23)
Pay	1-Year BRL-CDI	16.400%	Maturity	01/04/2021		444,160	(18,557)	(9,021)	(27,578)	0	(106)
Pay	3-Month CAD-Bank Bill	2.625%	Semi-Annual	03/19/2027	CAD	172,700	9,232	(5,760)	3,472	307	0
Pay	3-Month CAD-Bank Bill	3.000%	Semi-Annual	03/19/2027		376,200	29,962	(12,554)	17,408	696	0
Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/17/2027		132,800	8,212	(4,001)	4,211	233	0
Pay	3-Month CAD-Bank Bill	3.400%	Semi-Annual	06/20/2029		34,700	3,971	(1,011)	2,960	63	0
Receive	3-Month CAD-Bank Bill	2.800%	Semi-Annual	12/18/2043		289,300	(20,346)	13,076	(7,270)	0	(803)
Receive	3-Month CAD-Bank Bill	3.500%	Semi-Annual	06/20/2044		22,000	(4,044)	953	(3,091)	0	(66)
Receive (6)	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2020	$	3,475,200	(48,435)	14,849	(33,586)	4,211	0
Receive (6)	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2022		23,232,500	(359,301)	160,400	(198,901)	41,518	0
Receive (6)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		1,527,200	(45,576)	24,892	(20,684)	2,975	0
Pay (6)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		2,579,800	(73,163)	31,288	(41,875)	4,654	0
Receive (6)	3-Month USD-LIBOR	2.750%	Semi-Annual	12/20/2047		3,109,800	(162,776)	46,107	(116,669)	0	(5,314)
Receive	3-Month ZAR-JIBAR	8.300%	Quarterly	03/15/2027	ZAR	625,500	(1)	1,582	1,581	206	0
Receive (6)	3-Month ZAR-JIBAR	7.750%	Quarterly	03/22/2028		327,300	(33)	(304)	(337)	105	0
Pay	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	12/17/2019	AUD	285,800	4,733	(284)	4,449	0	(20)
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	06/15/2022		175,000	13,287	(266)	13,021	11	0
Pay	6-Month AUD-BBR-BBSW	4.000%	Semi-Annual	03/15/2023		3,175,400	195,330	(18,865)	176,465	0	(1,169)
Pay	6-Month AUD-BBR-BBSW	4.250%	Semi-Annual	03/15/2023		397,900	28,677	(2,515)	26,162	0	(138)
Pay	6-Month AUD-BBR-BBSW	4.250%	Semi-Annual	12/11/2023		462,900	35,562	(655)	34,907	0	(434)
Pay	6-Month AUD-BBR-BBSW	3.250%	Semi-Annual	12/17/2024		1,180,600	34,052	(2,871)	31,181	0	(1,962)
Pay	6-Month AUD-BBR-BBSW	3.500%	Semi-Annual	06/17/2025		845,550	35,855	(1,901)	33,954	0	(1,606)
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026		923,900	(4,420)	(2,983)	(7,403)	0	(2,240)
Pay	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	03/21/2027		2,767,150	45,297	(37,673)	7,624	0	(7,648)
Pay (6)	6-Month EUR-EURIBOR	1.000%	Annual	03/21/2028	EUR	838,100	(5,258)	6,949	1,691	197	0
Receive (6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028		923,675	(5,393)	2,036	(3,357)	0	(3,122)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	503	(4,352)	883	0
Receive	6-Month JPY-LIBOR	0.000%	Semi-Annual	09/20/2026		83,970,000	17,459	(923)	16,536	986	0
Receive (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/20/2029		1,264,653,000	(63,014)	4,088	(58,926)	7,634	0
Receive (6)	6-Month JPY-LIBOR	0.415%	Semi-Annual	03/25/2029		16,170,000	(110)	(129)	(239)	95	0
Receive (6)	6-Month JPY-LIBOR	0.400%	Semi-Annual	03/27/2029		35,100,000	246	(290)	(44)	204	0
Receive (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/29/2029		35,140,000	(1,321)	(266)	(1,587)	207	0
Pay	28-Day MXN-TIIE	5.270%	Lunar	02/05/2020		795,000	(2,079)	436	(1,643)	0	(46)
Pay	28-Day MXN-TIIE	5.145%	Lunar	04/02/2020		361,300	(1,081)	245	(836)	0	(22)
Pay	28-Day MXN-TIIE	5.405%	Lunar	11/19/2020		398,880	(1,213)	302	(911)	0	(30)
Pay	28-Day MXN-TIIE	5.095%	Lunar	02/05/2021		4,693,990	(17,727)	3,912	(13,815)	0	(404)
Pay	28-Day MXN-TIIE	5.615%	Lunar	05/21/2021		2,401,200	(7,236)	1,917	(5,319)	0	(224)
Pay	28-Day MXN-TIIE	5.680%	Lunar	05/28/2021		942,600	(2,737)	770	(1,967)	0	(88)
Pay	28-Day MXN-TIIE	5.610%	Lunar	07/07/2021		1,090,000	(3,392)	876	(2,516)	0	(105)
Pay	28-Day MXN-TIIE	5.900%	Lunar	07/20/2021		5,454,100	(13,926)	4,429	(9,497)	0	(525)
Pay	28-Day MXN-TIIE	6.750%	Lunar	08/31/2021		2,103,200	(1,802)	1,504	(298)	0	(200)
Pay	28-Day MXN-TIIE	5.798%	Lunar	09/06/2021		3,691,700	(10,462)	3,055	(7,407)	0	(370)
Pay	28-Day MXN-TIIE	7.030%	Lunar	11/10/2021		1,641,200	(73)	799	726	0	(160)
Pay	28-Day MXN-TIIE	5.430%	Lunar	11/17/2021		1,900,400	(7,124)	1,820	(5,304)	0	(201)
Pay	28-Day MXN-TIIE	7.350%	Lunar	11/17/2021		579,600	225	410	635	0	(56)
Pay	28-Day MXN-TIIE	7.388%	Lunar	11/17/2021		452,700	212	319	531	0	(43)
Pay	28-Day MXN-TIIE	7.199%	Lunar	12/03/2021		673,100	43	493	536	0	(65)
Pay	28-Day MXN-TIIE	7.538%	Lunar	02/23/2022		1,359,300	1,109	1,028	2,137	0	(128)
Pay	28-Day MXN-TIIE	5.810%	Lunar	05/02/2022		994,200	(3,193)	1,000	(2,193)	0	(100)
Pay	28-Day MXN-TIIE	5.850%	Lunar	05/02/2022		2,684,200	(8,370)	2,687	(5,683)	0	(268)
Pay	28-Day MXN-TIIE	5.500%	Lunar	09/02/2022		500,000	(2,096)	530	(1,566)	0	(49)
Pay	28-Day MXN-TIIE	5.750%	Lunar	09/02/2022		2,193,000	(7,839)	2,280	(5,559)	0	(212)

See Accompanying Notes	39

Schedule of Investments PIMCO Income Fund (Cont.)

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	28-Day MXN-TIIE	5.795%	Lunar	06/02/2023	JPY	940,200	$(3,736)	$1,132	$(2,604)	$0	$(101)
Pay	28-Day MXN-TIIE	6.350%	Lunar	09/01/2023		631,300	(1,623)	726	(897)	0	(70)
Pay	28-Day MXN-TIIE	5.980%	Lunar	08/26/2024		408,900	(1,731)	513	(1,218)	0	(53)
Pay	28-Day MXN-TIIE	5.950%	Lunar	01/30/2026		2,002,230	(10,428)	2,839	(7,589)	0	(259)
Pay	28-Day MXN-TIIE	5.990%	Lunar	01/30/2026		3,105,200	(15,720)	4,400	(11,320)	0	(401)
Pay	28-Day MXN-TIIE	6.080%	Lunar	03/10/2026		3,652,700	(17,505)	5,066	(12,439)	0	(470)
Pay	28-Day MXN-TIIE	6.490%	Lunar	09/08/2026		2,636,700	(9,266)	3,837	(5,429)	0	(338)
Pay	28-Day MXN-TIIE	7.380%	Lunar	11/04/2026		107,000	(15)	156	141	0	(13)
Pay	28-Day MXN-TIIE	8.090%	Lunar	01/15/2027		1,118,200	2,917	1,669	4,586	0	(137)
Pay	28-Day MXN-TIIE	8.120%	Lunar	01/15/2027		811,100	2,212	1,211	3,423	0	(99)
Pay	28-Day MXN-TIIE	7.865%	Lunar	02/02/2027		2,626,900	4,518	3,897	8,415	0	(327)
Pay	28-Day MXN-TIIE	8.010%	Lunar	02/04/2027		1,138,400	2,610	1,683	4,293	0	(141)
Pay	28-Day MXN-TIIE	7.818%	Lunar	02/17/2027		1,585,000	2,430	2,369	4,799	0	(197)
Pay	28-Day MXN-TIIE	7.150%	Lunar	06/11/2027		4,493,600	337	1,147	1,484	0	(582)
Pay	28-Day MXN-TIIE	7.200%	Lunar	06/11/2027		694,100	188	182	370	0	(90)
Receive	28-Day MXN-TIIE	6.710%	Lunar	09/20/2029		407,400	(1,604)	709	(895)	0	(62)
Pay	28-Day MXN-TIIE	6.620%	Lunar	02/18/2030		440,000	(1,998)	787	(1,211)	0	(70)
Pay	28-Day MXN-TIIE	7.165%	Lunar	09/06/2032		556,500	0	(373)	(373)	0	(113)
Pay	28-Day MXN-TIIE	7.480%	Lunar	06/18/2037		242,100	(37)	180	143	0	(60)
Pay	28-Day MXN-TIIE	7.380%	Lunar	08/14/2037		1,455,300	387	(468)	(81)	0	(362)
Pay	28-Day MXN-TIIE	7.360%	Lunar	08/21/2037		679,100	427	(552)	(125)	0	(169)

							$(501,515)	$269,323	$(232,192)	$65,463	$(32,213)

Total Swap Agreements							$(246,804)	$199,018	$(47,786)	$72,133	$(37,965)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (7)			Market Value	Variation Margin Liability (7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,220	$73,151	$74,371	$0	$(4,925)	$(38,099)	$(43,024)

(o)	Securities with an aggregate market value of $1,433,744 and cash of $31,887 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $1,018 and liability of $(134) for closed swap agreements is outstanding at period end.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017	GBP	400,000	$	515,914	$0	$(20,086)
	10/2017	$	18,253	AUD	22,893	0	(295)
BOA	10/2017	BRL	237,375	$	74,519	0	(430)
	10/2017	DKK	36,190		5,811	63	0
	10/2017	EUR	2,292,520		2,766,224	56,693	0
	10/2017	$	74,929	BRL	237,375	20	0
	10/2017		654,636	DKK	4,123,859	1,922	(1,587)
	10/2017		3,122	EUR	2,605	0	(43)
	10/2017		8,282	GBP	6,107	0	(98)

40	See Accompanying Notes

September 30, 2017

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	11/2017	AUD	2,128,236	$	1,669,656	$1,123	$(276)
	11/2017	JPY	2,242,115		19,928	0	(24)
	12/2017	MXN	1,243,501		67,394	0	(102)
	12/2017	$	19,623	INR	1,287,465	0	(66)
	12/2017		241,366	MXN	4,381,994	0	(3,519)
	01/2018	DKK	4,285,220	$	682,031	1,607	(3,959)
	04/2018		1,276,551		188,305	0	(16,753)
	07/2018	BRL	165,500		48,806	0	(1,713)
	07/2018	DKK	822,166		126,422	0	(6,411)
BPS	10/2017	BRL	539,469		153,870	0	(16,462)
	10/2017	GBP	1,793,145		2,315,059	0	(87,754)
	10/2017	JPY	3,166,876		28,727	583	0
	10/2017	$	170,805	BRL	539,469	34	(506)
	10/2017		1,656,685	JPY	186,592,821	1,792	(243)
	10/2017		225,965	PEN	737,255	0	(307)
	10/2017		226	ZAR	2,930	0	(9)
	11/2017	JPY	181,692,521	$	1,615,081	0	(1,771)
	12/2017	$	29,852	MXN	548,919	0	(58)
	01/2018	DKK	309,125	$	45,827	0	(3,543)
	03/2018	MXN	7,810,252		373,487	0	(45,631)
	04/2018	BRL	317,033		96,956	483	(1,366)
	04/2018	DKK	1,640,135		242,835	0	(20,628)
	07/2018	BRL	1,225,000		358,817	0	(15,115)
	07/2018	DKK	342,847		51,616	0	(3,775)
BRC	11/2017	AUD	100,000		78,294	0	(119)
	12/2017	$	162,647	MXN	2,967,906	0	(1,554)
CBK	10/2017	AUD	2,140,513	$	1,689,398	10,380	0
	10/2017	GBP	17,823		24,160	277	0
	10/2017	$	29,784	ARS	520,316	70	(41)
	10/2017		164,405	DKK	1,038,642	558	0
	10/2017		12,111	EUR	10,032	0	(255)
	10/2017		13,363	GBP	10,113	188	0
	10/2017		4,653	ZAR	61,057	0	(145)
	10/2017	ZAR	121,131	$	9,295	351	0
	12/2017	$	4,227	ARS	75,618	0	(37)
	12/2017		9,576	INR	617,939	0	(189)
	12/2017		29,383	MXN	537,278	0	(221)
	01/2018	DKK	1,190,543	$	187,800	0	(2,339)
	02/2018	ARS	150		8	0	0
	02/2018	$	5,185	ARS	97,278	41	0
	04/2018	BRL	615,000	$	183,477	0	(6,318)
	07/2018		579,175		170,878	0	(5,916)
	07/2018	DKK	1,422,129		218,907	0	(10,858)
DUB	10/2017	AUD	12,127		9,732	219	0
	10/2017	BRL	4,673,250		1,454,173	0	(21,365)
	10/2017	$	1,484,810	BRL	4,673,250	0	(9,272)
	10/2017		9,951	PEN	32,555	13	0
	11/2017	BRL	1,521,850	$	484,272	5,846	0
	11/2017	EUR	35,146		41,538	0	(67)
	11/2017	$	28,385	ARS	500,000	0	(144)
	12/2017		9,636	MXN	175,216	0	(126)
	12/2017		102,467	RUB	6,000,000	573	0
	01/2018	BRL	533,000	$	152,965	0	(13,283)
	04/2018		550,000		155,849	0	(13,886)
	07/2018		948,440		278,522	0	(10,990)
	10/2018		3,390,700		1,022,947	0	(340)
FBF	11/2017	GBP	350,000		469,007	0	(451)
	12/2017	$	534,440	INR	34,454,797	0	(11,049)
	04/2018	BRL	250,000	$	74,365	0	(2,787)
FICC	10/2017	JPY	18,375,100	$	164,600	1,302	0
GLM	10/2017	AUD	150,000		118,996	1,336	0
	10/2017	BRL	191,000		60,290	0	(16)
	10/2017	CAD	4,390		3,547	28	0
	10/2017	CHF	219		228	2	0
	10/2017	DKK	119,520		18,858	0	(124)
	10/2017	EUR	8,823		10,430	2	0
	10/2017	GBP	73,184		97,937	372	(501)
	10/2017	JPY	98,118,553		901,825	29,854	0
	10/2017	$	60,886	BRL	191,000	0	(580)
	10/2017		1,514	CAD	1,858	0	(25)
	10/2017		43,069	DKK	289,105	2,849	0
	10/2017		5,290	GBP	3,987	61	(8)
	10/2017		14,884	JPY	1,678,400	32	0
	10/2017		8,041	RUB	469,921	83	0
	10/2017		568	ZAR	7,511	0	(13)
	11/2017	JPY	112,731,456	$	1,002,949	0	(229)
	11/2017	$	66,678	BRL	211,969	0	(41)
	11/2017		15,253	JPY	1,713,700	0	(3)
	12/2017	RUB	99,038	$	1,695	0	(5)
	12/2017	$	13,113	ARS	237,613	106	0

See Accompanying Notes	41

Schedule of Investments PIMCO Income Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	12/2017	$	14,677	INR	948,214	$0	$(273)
	12/2017		594,835	MXN	10,901,478	0	(3,122)
	01/2018	BRL	326,000	$	99,789	0	(1,894)
	01/2018	DKK	99,319		14,395	0	(1,467)
	01/2018	MXN	698,700		34,120	0	(3,692)
	02/2018	ARS	35		2	0	0
	04/2018	BRL	495,180		154,647	1,830	0
	04/2018	DKK	2,039,641		300,757	0	(26,880)
	07/2018	BRL	164,000		48,824	0	(1,237)
	10/2018		469,600		143,477	1,755	0
HUS	10/2017	AUD	111,010		89,032	1,956	0
	10/2017	CAD	13,045		10,463	8	0
	10/2017	DKK	6,110,373		934,756	0	(35,722)
	10/2017	GBP	76,682		103,981	1,227	0
	10/2017	$	5,567	GBP	4,198	58	0
	11/2017		714,693	TRY	2,595,339	4,454	0
	12/2017		24,122	MXN	436,777	0	(415)
	01/2018	BRL	911,400	$	273,497	0	(10,778)
	04/2018		466,360		138,206	0	(5,717)
	07/2018		1,705,825		500,000	0	(20,704)
IND	11/2017	GBP	250,000		334,998	0	(329)
JPM	10/2017	AUD	216,019		171,124	1,678	0
	10/2017	BRL	263,990		82,922	0	(431)
	10/2017	CAD	4,414		3,619	81	0
	10/2017	DKK	158,440		24,284	0	(881)
	10/2017	EUR	97,534		117,005	1,729	0
	10/2017	GBP	100,000		128,987	0	(5,013)
	10/2017	JPY	5,598,815		49,754	0	(2)
	10/2017	$	16,236	AUD	20,381	0	(250)
	10/2017		83,574	BRL	263,990	16	(237)
	10/2017		38,993	EUR	32,628	0	(430)
	10/2017		136,342	RUB	8,043,724	2,710	0
	11/2017		1,725	CAD	2,142	0	(8)
	12/2017	INR	915,022	$	13,898	0	(1)
	12/2017	$	25,581	ARS	459,323	0	(133)
	12/2017		32,586	INR	2,128,319	82	(338)
	12/2017		63,846	MXN	1,148,586	0	(1,502)
	01/2018	BRL	1,392,213	$	399,724	0	(34,521)
	04/2018		5,443,070		1,598,926	231	(81,083)
	04/2018	DKK	412,662		61,433	0	(4,855)
	07/2018	BRL	3,057,400		915,468	3,377	(21,181)
	07/2018	DKK	174,535		26,296	0	(1,905)
MSB	10/2017	AUD	80,000		63,463	711	0
	10/2017	BRL	208,789		65,437	0	(486)
	10/2017	GBP	200,000		257,946	0	(10,054)
	10/2017	$	66,385	BRL	208,789	9	(470)
	10/2017		2,772,555	EUR	2,353,612	9,180	0
	11/2017	EUR	2,353,612	$	2,776,997	0	(9,181)
	11/2017	GBP	100,000		134,007	0	(124)
	12/2017	$	29,092	ARS	520,754	0	(136)
	01/2018	DKK	1,407,635	$	206,520	0	(18,290)
	04/2018	BRL	280,400		85,154	445	(1,825)
	07/2018		246,100		72,354	0	(2,768)
NAB	10/2017	$	16,149	CAD	19,991	0	(127)
	11/2017	CAD	19,991	$	16,153	128	0
NGF	10/2017	BRL	800,000		242,755	0	(9,838)
	10/2017	$	252,525	BRL	800,000	68	0
	11/2017	MXN	2,319,014	$	112,470	0	(13,687)
	04/2018	BRL	111,110		32,946	0	(1,344)
SCX	10/2017		1,439,038		400,955	0	(53,408)
	10/2017	JPY	175,743,332		1,621,997	60,181	0
	10/2017	$	454,242	BRL	1,439,038	122	0
	10/2017		86,496	RUB	5,058,791	956	0
	10/2017	ZAR	14,214	$	1,070	21	0
	11/2017	GBP	1,822,677		2,442,717	0	(2,051)
	11/2017	$	16,700	BRL	53,047	0	(23)
	11/2017		3,793	TRY	13,807	33	0
	12/2017		387,235	INR	24,978,587	0	(7,794)
	12/2017		179,886	MXN	3,284,891	0	(1,587)
	12/2017		74,456	RUB	4,350,110	250	0
	01/2018		26,462	ARS	486,500	164	0
	04/2018	DKK	107,509	$	15,990	0	(1,280)
SOG	10/2017	$	83,685	RUB	4,953,123	1,940	0
	11/2017		28,369	ARS	500,000	0	(127)
	11/2017		273,913	TRY	1,000,000	3,179	0
	12/2017		9,381	INR	607,701	0	(150)
	12/2017		180,551	MXN	3,284,891	0	(2,253)
TOR	10/2017	DKK	472,883		72,954	0	(2,151)
	10/2017	$	25,095	AUD	31,540	0	(355)
	11/2017		8,990	ARS	161,462	110	0

42	See Accompanying Notes

September 30, 2017

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	12/2017	$	9,531	INR	616,274	$0	$(169)
	01/2018	DKK	107,685	$	15,753	0	(1,446)
	04/2018	BRL	513,510		145,844	0	(12,630)
	07/2018		856,942		249,829	0	(11,752)
	10/2018	DKK	205,979		31,880	0	(1,598)
UAG	10/2017	EUR	35,146		41,377	0	(163)
	10/2017	$	6,380	DKK	41,570	222	0
	10/2017		108,181	GBP	80,169	0	(754)

Total Forward Foreign Currency Contracts						$217,774	$(798,849)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (1)

								Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$ 362,053	$0	$102	$102	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.114%	$ 1,300	$25	$(34)	$0	$(9)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	1.066%	$ 6,300	$(952)	$943	$0	$(9)
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.343%	21,400	(719)	967	248	0
	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.985%	5,900	(94)	100	6	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%	26,600	(1,406)	1,643	237	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%	46,910	(3,714)	3,994	280	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	1.114%	21,600	(841)	749	0	(92)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.797%	37,800	(3,600)	1,790	0	(1,810)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.844%	11,600	(1,179)	572	0	(607)
BPS	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.681%	11,500	(372)	429	57	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%	4,150	(62)	47	0	(15)
	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.985%	48,800	(777)	826	49	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.506%	2,800	(405)	416	11	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2019	0.855%	16,500	(1,057)	1,103	46	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%	37,644	(3,641)	3,669	28	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%	14,000	(2,243)	2,214	0	(29)
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.276%	4,200	(584)	552	0	(32)
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.629%	3,500	(980)	903	0	(77)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.847%	1,100	(169)	132	0	(37)
BRC	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.374%	12,900	(74)	197	123	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%	6,700	(93)	69	0	(24)
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2019	0.855%	10,100	(632)	660	28	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%	34,913	(5,148)	5,174	26	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.629%	27,700	(7,297)	6,688	0	(609)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.428%	10,700	(970)	790	0	(180)
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%	2,400	(138)	159	21	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.480%	24,800	(1,538)	1,767	229	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%	63,750	(5,055)	5,435	380	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	1.114%	25,000	(923)	816	0	(107)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.797%	37,400	(4,441)	2,650	0	(1,791)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.844%	19,860	(2,139)	1,100	0	(1,039)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	1.350%	77,200	(4,906)	3,970	0	(936)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%	15,400	(1,086)	783	0	(303)
	Springleaf Finance Corp.	5.000%	Quarterly	09/20/2021	1.946%	4,400	329	176	505	0
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.906%	5,100	492	19	511	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	1.221%	38,700	(500)	93	0	(407)

See Accompanying Notes	43

Schedule of Investments PIMCO Income Fund (Cont.)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.506%	EUR	3,900	$(351)	$358	$7	$0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.291%		$12,900	(564)	702	138	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		7,200	(786)	791	5	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%		49,313	(2,734)	3,172	438	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.480%		138,700	(8,809)	10,090	1,281	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%		18,390	(1,472)	1,582	110	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.797%		30,700	(3,329)	1,859	0	(1,470)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.844%		26,300	(2,281)	906	0	(1,375)
	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2022	0.770%		300	1	2	3	0
	Shire Acquisitions Investments Ireland DAC +	1.000%	Quarterly	12/20/2021	1.079%	EUR	18,200	(676)	470	0	(206)
DUB	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.906%		$6,300	608	23	631	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.533%		15,400	(653)	728	75	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.414%		17,000	17	159	176	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.343%		13,800	(351)	511	160	0
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.428%		3,000	(283)	233	0	(50)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%		19,100	(1,327)	951	0	(376)
GST	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.533%		30,800	(1,313)	1,464	151	0
	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.681%		34,500	(1,171)	1,343	172	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.374%		12,900	(74)	197	123	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	1.221%		24,000	(303)	51	0	(252)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	1.066%		7,300	(1,106)	1,096	0	(10)
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	1.102%		48,200	(288)	62	0	(226)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.847%		21,800	(3,761)	3,034	0	(727)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		21,950	(2,327)	2,343	16	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%		900	(134)	132	0	(2)
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.276%		9,600	(1,402)	1,329	0	(73)
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.629%		30,407	(8,279)	7,610	0	(669)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.428%		1,900	(176)	144	0	(32)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.293%		19,000	(779)	917	138	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%		42,400	(1,409)	1,786	377	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.480%		9,700	(600)	690	90	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2020	0.647%		3,100	(577)	605	28	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2020	0.716%		2,700	(368)	389	21	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%		10,800	(821)	885	64	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.414%		76,300	(1,669)	154	0	(1,515)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.797%		8,400	(950)	548	0	(402)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	1.350%		9,400	(601)	487	0	(114)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%		62,300	(4,361)	3,135	0	(1,226)
	Springleaf Finance Corp.	5.000%	Quarterly	12/20/2019	1.139%		4,100	332	19	351	0
	Springleaf Finance Corp.	5.000%	Quarterly	06/20/2022	2.291%		3,100	267	98	365	0
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.533%		11,500	(490)	546	56	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.374%		12,900	(62)	185	123	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%		18,350	(279)	213	0	(66)
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.291%		25,800	(1,059)	1,336	277	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.343%		5,200	(161)	221	60	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	1.102%		7,800	(51)	15	0	(36)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		79,102	(7,962)	8,020	58	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%		10,600	(1,795)	1,773	0	(22)
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.276%		3,140	(445)	421	0	(24)
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.629%		13,900	(4,157)	3,851	0	(306)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.428%		6,600	(605)	494	0	(111)

44	See Accompanying Notes

September 30, 2017

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.293%	$34,500	$(1,400)	$1,650	$250	$0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%	38,300	(1,615)	1,956	341	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.480%	40,240	(2,226)	2,598	372	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%	26,370	(2,048)	2,205	157	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.797%	18,340	(1,888)	1,010	0	(878)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.844%	14,861	(2,032)	1,255	0	(777)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	1.350%	26,700	(1,655)	1,331	0	(324)
JPM	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.533%	19,300	(823)	917	94	0
	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.681%	13,500	(602)	669	67	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.374%	12,900	(56)	179	123	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.291%	12,900	(564)	702	138	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.343%	22,200	(766)	1,023	257	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%	13,418	(1,236)	1,246	10	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.847%	7,400	(1,201)	954	0	(247)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.293%	42,700	(1,761)	2,070	309	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%	27,300	(824)	1,067	243	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.480%	31,700	(2,220)	2,513	293	0
	Russia Government International Bond	1.000%	Quarterly	09/20/2020	0.773%	34,600	(3,812)	4,052	240	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%	37,800	(4,481)	4,706	225	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	1.114%	34,400	(1,340)	1,193	0	(147)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.797%	9,200	(845)	405	0	(440)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%	11,600	(819)	591	0	(228)
MYC	Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2021	14.023%	1,200	(330)	26	0	(304)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%	50,100	(4,637)	4,674	37	0
	Pioneer Natural Resources Co.	1.000%	Quarterly	12/20/2020	0.424%	1,400	(150)	176	26	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.416%	5,000	(289)	333	44	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.820%	9,100	(1,126)	1,180	54	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%	7,600	(534)	384	0	(150)
NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2022	0.770%	26,500	107	177	284	0
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	1.350%	9,700	(597)	479	0	(118)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%	39,700	(2,847)	2,065	0	(782)
UAG	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.501%	800	(59)	43	0	(16)

							$(173,516)	$163,554	$11,843	$(21,805)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$ 43,619	$(24,481)	$20,559	$0	$(3,922)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	5,316	(3,024)	1,832	0	(1,192)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	187,090	(5,256)	6,562	1,306	0
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	8,000	(19)	117	98	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	12,448	(2,961)	1,987	0	(974)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	13,717	(7,750)	6,517	0	(1,233)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	12,387	(440)	526	86	0
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	18,400	(592)	817	225	0
	PrimeX.ARM.2-AAA Index +	4.580%	Monthly	12/25/2037	4,862	194	(132)	62	0
CBK	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	20,636	(10,060)	8,003	0	(2,057)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	105,343	(59,289)	49,818	0	(9,471)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	49,547	(2,086)	2,432	346	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	50,000	(1,820)	2,005	185	0
DUB	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	19,203	(10,802)	9,076	0	(1,726)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	17,741	(10,091)	6,114	0	(3,977)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	62,000	(1,006)	373	0	(633)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	157,560	(4,281)	5,381	1,100	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	192,300	(8,719)	9,930	1,211	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	595,300	(38,483)	40,682	2,199	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	10,000	(1,005)	991	0	(14)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	10,000	(208)	330	122	0

See Accompanying Notes	45

Schedule of Investments PIMCO Income Fund (Cont.)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$ 27,958	$(24,849)	$17,026	$0	$(7,823)
	ABX.HE.AA.7-1 Index	0.150%	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	177,217	(99,630)	83,697	0	(15,933)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	103,653	(58,960)	35,722	0	(23,238)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	285,887	(9,288)	11,283	1,995	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	319,100	(10,824)	12,833	2,009	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	168,800	(8,696)	9,319	623	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	70,000	(1,616)	1,520	0	(96)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	20,000	(415)	660	245	0
GST	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	18,536	(4,203)	2,753	0	(1,450)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	66,525	(27,479)	21,498	0	(5,981)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	5,316	(1,850)	658	0	(1,192)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	249,950	(5,339)	2,788	0	(2,551)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	202,950	(7,363)	8,779	1,416	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	116,600	(4,228)	4,962	734	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	204,900	(12,994)	13,751	757	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	253,100	(12,982)	12,635	0	(347)
	CMBX.NA.AS.9 Index	1.000%	Monthly	09/17/2058	25,000	(1,882)	2,019	137	0
JPM	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	938	(394)	131	0	(263)
	ABX.HE.AA.7-1 Index	0.150%	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920%	Monthly	01/25/2038	150	(84)	9	0	(75)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	13,717	(7,698)	6,465	0	(1,233)
JPS	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	319,300	(5,507)	2,248	0	(3,259)
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	100,600	(4,532)	5,165	633	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	588,800	(35,350)	37,525	2,175	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	300,000	(2,684)	2,272	0	(412)
MEI	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	14,624	(2,914)	1,770	0	(1,144)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	8,081	(326)	382	56	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	48,800	(2,567)	2,874	307	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	145,500	(9,443)	9,980	537	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	158,400	(12,402)	12,185	0	(217)
MYC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	143,650	(18,675)	7,439	0	(11,236)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	21,946	(12,317)	10,344	0	(1,973)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	13,289	(7,559)	4,580	0	(2,979)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	81,300	(1,373)	543	0	(830)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	175,397	(4,831)	6,055	1,224	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	127,000	(4,348)	5,148	800	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	64,900	(4,510)	4,750	240	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	9,000	(895)	883	0	(12)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	18,700	(682)	911	229	0
SAL	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	356,700	(6,361)	2,720	0	(3,641)
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	41,200	(2,256)	2,408	152	0
UAG	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	56,979	(2,085)	2,483	398	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	18,400	(820)	936	116	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	52,000	(3,102)	3,294	192	0

						$(639,019)	$549,717	$21,915	$(111,217)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$9,357	$9,219	$0
DUB	Pay	3-Month USD-LIBOR	2.140%	Semi-Annual	11/15/2022	$	10,000,000	217	5,411	5,628	0
GLM	Pay	3-Month USD-LIBOR	2.050%	Semi-Annual	11/15/2022		5,000,000	25	(8,291)	0	(8,266)
	Pay	3-Month USD-LIBOR	2.120%	Semi-Annual	11/16/2022		6,476,000	1,004	261	1,265	0
	Pay	3-Month USD-LIBOR	2.155%	Semi-Annual	11/21/2022		3,230,000	(65)	1,975	1,910	0
	Pay	3-Month USD-LIBOR	2.160%	Semi-Annual	11/29/2022		3,236,000	356	2,804	3,160	0
	Pay	3-Month USD-LIBOR	2.030%	Semi-Annual	12/13/2022		5,000,000	(450)	(15,735)	0	(16,185)
	Pay	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023		8,000,000	4,603	(8,162)	0	(3,559)
	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	145,800	(205)	14,034	13,829	0
MYC	Pay	3-Month USD-LIBOR	2.230%	Semi-Annual	10/17/2022		10,000,000	3,320	19,562	22,882	0
	Pay	3-Month USD-LIBOR	2.053%	Semi-Annual	12/06/2022		3,199,000	0	(7,231)	0	(7,231)
	Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	12/07/2022	$	6,057,000	273	(23,125)	0	(22,852)
	Pay	3-Month USD-LIBOR	2.490%	Semi-Annual	01/09/2028		3,034,600	0	(4,791)	0	(4,791)
	Pay	3-Month USD-LIBOR	2.050%	Semi-Annual	01/11/2023		3,012,000	1,114	(12,008)	0	(10,894)
	Pay	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023		3,000,000	1,509	(2,743)	0	(1,234)
UAG	Pay	6-Month AUD-BBR-BBSW	5.000%	Semi-Annual	06/15/2022	AUD	128,000	(102)	12,024	11,922	0

								$11,461	$(16,658)	$69,815	$(75,012)

Total Swap Agreements								$(801,049)	$696,681	$103,675	$(208,043)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
AZD	$0	$0	$0	$0	$(20,381)	$0	$0	$(20,381)	$(20,381)	$22,097	$1,716
BOA	61,428	0	2,175	63,603	(34,981)	0	(7,632)	(42,613)	20,990	(28,560)	(7,570)

46	See Accompanying Notes

September 30, 2017

(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BPS	$2,892	$0	$191	$3,083	$(197,168)	$0	$(190)	$(197,358)	$(194,275)	$203,419	$9,144
BRC	0	0	10,904	10,904	(1,673)	0	(7,196)	(8,869)	2,035	(2,204)	(169)
CBK	11,865	0	3,024	14,889	(26,319)	0	(14,986)	(41,305)	(26,416)	22,723	(3,693)
DUB	6,651	0	11,302	17,953	(69,473)	0	(6,776)	(76,249)	(58,296)	54,948	(3,348)
FBF	0	0	4,872	4,872	(14,287)	0	(47,194)	(61,481)	(56,609)	62,497	5,888
FICC	1,302	0	0	1,302	0	0	0	0	1,302	(1,110)	192
GLM	38,310	0	20,164	58,474	(40,110)	0	(28,010)	(68,120)	(9,646)	4,545	(5,101)
GST	0	0	5,042	5,042	0	0	(16,769)	(16,769)	(11,727)	13,774	2,047
HUS	7,703	0	1,694	9,397	(73,336)	0	(2,544)	(75,880)	(66,483)	61,440	(5,043)
IND	0	0	0	0	(329)	0	0	(329)	(329)	0	(329)
JPM	9,904	0	1,999	11,903	(152,771)	0	(2,662)	(155,433)	(143,530)	132,910	(10,620)
JPS	0	0	2,808	2,808	0	0	(3,671)	(3,671)	(863)	1,560	697
MEI	0	0	900	900	0	0	(1,361)	(1,361)	(461)	785	324
MSB	10,345	0	0	10,345	(43,334)	0	0	(43,334)	(32,989)	33,230	241
MYC	0	0	25,536	25,536	0	0	(64,495)	(64,495)	(38,959)	(25,814)	(64,773)
NAB	128	0	0	128	(127)	0	0	(127)	1	0	1
NGF	68	0	284	352	(24,869)	0	(900)	(25,769)	(25,417)	24,779	(638)
SAL	0	0	152	152	0	0	(3,641)	(3,641)	(3,489)	3,999	510
SCX	61,727	0	0	61,727	(66,143)	0	0	(66,143)	(4,416)	(273)	(4,689)
SOG	5,119	0	0	5,119	(2,530)	0	0	(2,530)	2,589	(2,000)	589
TOR	110	0	0	110	(30,101)	0	0	(30,101)	(29,991)	28,157	(1,834)
UAG	222	0	12,628	12,850	(917)	0	(16)	(933)	11,917	(11,990)	(73)

Total Over the Counter	$217,774	$0	$103,675	$321,449	$ (798,849)	$0	$(208,043)	$(1,006,892)

(q)	Securities with an aggregate market value of $702,974 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,220	$1,220
Swap Agreements	0	6,670	0	0	66,481	73,151

	$0	$6,670	$0	$0	$67,701	$74,371

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$217,774	$0	$217,774
Swap Agreements	0	33,860	0	0	69,815	103,675

	$0	$33,860	$0	$217,774	$69,815	$321,449

	$0	$40,530	$0	$217,774	$137,516	$395,820

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,925	$4,925
Swap Agreements	0	5,885	0	0	32,214	38,099

	$0	$5,885	$0	$0	$37,139	$43,024

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$798,849	$0	$798,849
Swap Agreements	0	133,031	0	0	75,012	208,043

	$0	$133,031	$0	$798,849	$75,012	$1,006,892

	$0	$138,916	$0	$798,849	$112,151	$1,049,916

See Accompanying Notes	47

Schedule of Investments PIMCO Income Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(9,656)	$1,100	$(8,556)
Swap Agreements	0	200,617	0	0	(480,536)	(279,919)

	$0	$200,617	$0	$(9,656)	$(479,436)	$(288,475)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(576,273)	$0	$(576,273)
Written Options	0	0	0	7,399	0	7,399
Swap Agreements	0	59,873	0	0	165,740	225,613

	$0	$59,873	$0	$(568,874)	$165,740	$(343,261)

	$0	$260,490	$0	$(578,530)	$(313,696)	$(631,736)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$2,089	$(9,415)	$(7,326)
Swap Agreements	0	(193,546)	0	0	442,183	248,637

	$0	$(193,546)	$0	$2,089	$432,768	$241,311

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(290,270)	$0	$(290,270)
Swap Agreements	0	92,865	0	0	(115,187)	(22,322)

	$0	$92,865	$0	$(290,270)	$(115,187)	$(312,592)

	$0	$(100,681)	$0	$(288,181)	$317,581	$(71,281)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,740,132	$178,263	$3,918,395
Corporate Bonds & Notes
Banking & Finance	1,280	11,575,433	1,386,630	12,963,343
Industrials	10,306	3,913,333	5,534	3,929,173
Utilities	0	2,910,617	0	2,910,617
Convertible Bonds & Notes
Banking & Finance	0	32,484	0	32,484
Municipal Bonds & Notes
California	0	6,886	0	6,886
Illinois	0	157,838	0	157,838
Iowa	0	132	0	132
Missouri	0	46,612	0	46,612
New York	0	1,399	0	1,399
Texas	0	366	0	366
U.S. Government Agencies	0	14,984,807	0	14,984,807
U.S. Treasury Obligations	0	28,732,913	0	28,732,913
Non-Agency Mortgage-Backed Securities	0	13,692,844	599,424	14,292,268
Asset-Backed Securities	0	22,007,387	75,311	22,082,698
Sovereign Issues	0	10,268,356	0	10,268,356
Common Stocks
Financials	0	0	6,589	6,589
Health Care	0	155	0	155
Industrials	0	0	4,082	4,082
Warrants
Industrials	0	0	261	261
Information Technology	0	0	7	7
Utilities	34	0	0	34
Convertible Preferred Securities
Banking & Finance	0	1,052	0	1,052
Preferred Securities
Banking & Finance	0	16323	11,296	27,619
Industrials	0	0	12,041	12,041

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Certificates of Deposit	$0	$687,902	$0	$687,902
Repurchase Agreements	0	100,198	0	100,198
Argentina Treasury Bills	0	280,670	0	280,670
Mexico Treasury Bills	0	579,736	0	579,736
U.S. Treasury Bills	0	188,522	0	188,522
	$11,620	$113,926,097	$2,279,438	$116,217,155

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,719,890	$0	$0	$2,719,890
Total Investments	$2,731,510	$113,926,097	$2,279,438	$118,937,045

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,540,099)	$0	$(9,540,099)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,220	72,133	0	73,353
Over the counter	0	321,285	164	321,449
	$1,220	$393,418	$164	$394,802

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,925)	(37,965)	0	(42,890)
Over the counter	0	(1,006,686)	(206)	(1,006,892)
	$(4,925)	$(1,044,651)	$(206)	$(1,049,782)
Total Financial Derivative Instruments	$(3,705)	$(651,233)	$(42)	$(654,980)

Totals	$2,727,805	$103,734,765	$2,279,396	$108,741,966

48	See Accompanying Notes

September 30, 2017

(Unaudited)

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$123,008	$(107,033)	$95	$82	$(4,511)	$0	$0	$178,263	$(2,711)
Corporate Bonds & Notes
Banking & Finance	1,345,042	49,928	0	92	0	(8,432)	0	0	1,386,630	(8,432)
Industrials	88,498	0	(88,246)	(6)	(30)	7,501	0	(2,183)	5,534	7,563
Utilities	7,029	42	(4,837)	0	(10,505)	8,271	0	0	0	0
Municipal Bonds & Notes
Missouri	56,390	0	(10,700)	150	622	150	0	(46,612)	0	162
Non-Agency Mortgage-Backed Securities	648,464	0	(5,674)	(1,871)	759	(42,254)	0	0	599,424	(7,143)
Asset-Backed Securities	165,215	53,596	(6,506)	344	363	(401)	0	(137,300)	75,311	8,521
Common Stocks
Financials	1,728	4,589	0	0	0	272	0	0	6,589	272
Industrials	0	3,896	0	0	0	186	0	0	4,082	186
Warrants
Industrials	0	0	0	0	0	261	0	0	261	261
Information Technology	6	0	0	0	0	1	0	0	7	1
Preferred Securities
Banking and Finance	0	11,296	0	0	0	0	0	0	11,296	0
Industrials	0	12,675	0	0	0	(634)	0	0	12,041	(634)

	$2,478,994	$259,030	$(222,996)	$(1,196)	$(8,709)	$(39,590)	$0	$(186,095)	$2,279,438	$(1,955)

Financial Derivative Instruments - Assets
Over the counter	$77	$0	$(97)	$0	$(40)	$224	$0	$0	$164	$224

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$0	$0	$0	$(4)	$0	$0	$(206)	$(4)

Totals	$2,478,869	$259,030	$(223,093)	$(1,196)	$(8,749)	$(39,370)	$0	$(186,095)	$2,279,396	$(1,735)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$965	Other Valuation Techniques (3)	—	—
	109,933	Proxy Pricing	Base Price	100.050 - 102.500
	67,365	Third Party Vendor	Broker Quote	67.500 - 100.375
Corporate Bonds & Notes
Banking & Finance	1,386,630	Proxy Pricing	Base Price	85.125 - 95.020
Industrials	5,534	Proxy Pricing	Base Price	104.390 - 111.000
Non-Agency Mortgage-Backed Securities	599,164	Proxy Pricing	Base Price	92.125 - 103.217
	260	Third Party Vendor	Broker Quote	88.000
Asset-Backed Securities	23,215	Proxy Pricing	Base Price	2.797 - 100.250
	52,096	Third Party Vendor	Broker Quote	99.993
Common Stocks
Financials	6,589	Other Valuation Techniques (3)	—	—
Industrials	4,082	Other Valuation Techniques (3)	—	—
Warrants
Industrials	261	Other Valuation Techniques (3)	—	—
Information Technology	7	Other Valuation Techniques (3)	—	—

See Accompanying Notes	49

Schedule of Investments PIMCO Income Fund (Cont.)

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Preferred Securities
Banking and Finance	$11,296	Proxy Pricing	Base Price	20.833
Industrials	12,041	Indicative Market Quotation	Broker Quote	$950.000

Financial Derivative Instruments -Assets
Over the counter	164	Other Valuation Techniques	—	—

Financial Derivative Instruments -Liabilities
Over the counter	(206)	Indicative Market Quotation	Broker Quote	$(0.99)

Total	$2,279,396

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

50	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)
Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CHF	Swiss Franc	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPI	Consumer Price Index	PRIME	Daily US Prime Rate
7-DayAuc	7 Day Auction Rate	EUR003M	3 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	T10Y	10 Year Treasury
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EURIBOR	Euro Interbank Offered Rate	T1Y	1 Year Treasury
BADLARPP	Argentina Badlar Floating Rate Notes	EUSA5	5 Year EUR Annual Swap Rate	T3M	3 Month Treasury
BP0003M	3 Month GBP-LIBOR	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T7Y	7 Year Treasury
BP0006M	6 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR	USSW5	5 Year USSW Rate
COF 11	Cost of Funds - 11th District of San Francisco	MXUDI	Mexican Unidades De Inversion Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	JSC	Joint Stock Company	TBA	To-Be-Announced
BBR	Bank Bill Rate			TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	YOY	Year-Over-Year
CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its report to shareholders, a copy of which is included under Item 1 of the companion submission.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	November 27, 2017